DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
ADR	American Depositary Receipt
CPI	Consumer Price Index
REIT	Real Estate Investment Trust
BAM	Build America Mutual
P.L.C.	Public Limited Company
ST	Special Tax
UP	Unrefunded Portion
GDR	Global Depositary Receipt
CP	Certificate Participation
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of January 31, 2022.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (82.7%)
AUSTRALIA — (1.7%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$1,029,880
Ω	4.125%, 05/30/23		500	514,940
Ω	4.625%, 04/29/24		1,150	1,215,204
Western Australian Treasury Corp.
Ω	2.500%, 07/23/24	AUD	5,000	3,645,733
TOTAL AUSTRALIA				6,405,757
CANADA — (20.9%)
Bank of Montreal
	2.270%, 07/11/22	CAD	5,000	3,959,131
Canadian Government Bond
	0.250%, 04/01/24	CAD	14,000	10,756,590
National Bank of Canada
	2.100%, 02/01/23		3,500	3,536,381
Province of Alberta Canada
#	3.350%, 11/01/23		3,000	3,109,469
	3.100%, 06/01/24	CAD	6,000	4,877,457
Province of Manitoba Canada
	3.300%, 06/02/24	CAD	8,000	6,532,416
Province of Ontario Canada
	3.500%, 06/02/24	CAD	13,000	10,663,856
Province of Quebec Canada
	2.250%, 02/22/24	CAD	13,500	10,784,813
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	2,500	1,988,495
Royal Bank of Canada
	2.949%, 05/01/23	CAD	2,750	2,201,493
	2.333%, 12/05/23	CAD	7,000	5,567,620
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,031,875
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	14,500	11,596,578
TOTAL CANADA				77,606,174
FRANCE — (3.9%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	503,713
Caisse d'Amortissement de la Dette Sociale
Ω	3.375%, 03/20/24		11,000	11,476,992
Societe Generale SA
Ω	3.875%, 03/28/24		500	518,718
Ω	2.625%, 10/16/24		2,000	2,020,319
TOTAL FRANCE				14,519,742
GERMANY — (5.5%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,580,102
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,750	$1,766,494
Ω	3.250%, 08/01/24		1,750	1,812,306
Deutsche Bank AG
	3.950%, 02/27/23		2,350	2,411,072
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	104,000	11,629,782
TOTAL GERMANY				20,199,756
JAPAN — (4.2%)
American Honda Finance Corp.
#	2.150%, 09/10/24		2,250	2,277,053
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,000	1,004,867
Mitsubishi UFJ Financial Group, Inc.
	2.998%, 02/22/22		500	500,704
	2.665%, 07/25/22		1,000	1,009,154
	3.455%, 03/02/23		1,000	1,023,584
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,030,619
Nissan Motor Acceptance Corp.
Ω	2.600%, 09/28/22		320	323,164
Ω	3.450%, 03/15/23		2,350	2,393,233
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	509,256
	3.748%, 07/19/23		2,000	2,067,291
	2.696%, 07/16/24		1,100	1,122,556
Toyota Motor Credit Corp.
Ω	0.750%, 07/21/22	EUR	210	237,223
TOTAL JAPAN				15,498,704
NETHERLANDS — (3.0%)
BNG Bank NV
Ω	5.250%, 05/20/24	AUD	10,000	7,695,517
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,569,076
TOTAL NETHERLANDS				11,264,593
NEW ZEALAND — (3.2%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	18,600	11,792,733
NORWAY — (2.9%)
Kommunalbanken A.S.
Ω	5.250%, 07/15/24	AUD	5,300	4,091,959

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	59,000	$6,816,428
TOTAL NORWAY				10,908,387
SINGAPORE — (3.2%)
Singapore Government Bond
	2.000%, 02/01/24	SGD	15,200	11,463,992
Temasek Financial I Ltd.
Ω	0.500%, 03/01/22	EUR	500	562,078
TOTAL SINGAPORE				12,026,070
SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,221,978
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,526,759
	3.500%, 06/07/24		1,000	1,029,527
TOTAL SPAIN				3,778,264
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.1%)
European Investment Bank
	1.500%, 01/26/24	NOK	104,720	11,713,357
Inter-American Development Bank
	3.000%, 02/21/24		7,000	7,249,830
International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	10,525,083
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,417,960
Nordic Investment Bank
	1.875%, 04/10/24	NOK	25,000	2,811,727
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				33,717,957
SWEDEN — (0.4%)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,564,458
SWITZERLAND — (1.0%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,658,356
UNITED KINGDOM — (2.8%)
BP Capital Markets PLC
	3.535%, 11/04/24		1,000	1,044,743
CNH Industrial Capital LLC
	4.375%, 04/05/22		940	945,784
	1.950%, 07/02/23		1,094	1,098,834
HSBC Holdings PLC
#	3.600%, 05/25/23		2,450	2,521,693
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
	HSBC USA, Inc.
	3.500%, 06/23/24	1,100	$1,146,465
NatWest Markets PLC
#Ω	2.375%, 05/21/23	2,000	2,024,739
#Ω	0.800%, 08/12/24	1,650	1,602,085
	TOTAL UNITED KINGDOM		10,384,343
UNITED STATES — (19.9%)
	AbbVie, Inc.
	2.900%, 11/06/22	2,000	2,027,834
	Aetna, Inc.
	2.750%, 11/15/22	221	223,130
	Air Lease Corp.
	2.250%, 01/15/23	1,610	1,625,755
	Allstate Corp.
	3.150%, 06/15/23	852	872,820
	Ally Financial, Inc.
#	3.875%, 05/21/24	484	502,774
	Aon Corp.
	2.200%, 11/15/22	3,000	3,029,710
	Booking Holdings, Inc.
	2.750%, 03/15/23	2,000	2,031,817
	Boston Scientific Corp.
	3.375%, 05/15/22	733	738,592
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22	200	202,304
	Capital One Financial Corp.
#	3.200%, 01/30/23	2,000	2,038,223
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,820,514
	Cigna Corp.
#	3.750%, 07/15/23	1,082	1,115,951
	Constellation Brands, Inc.
	3.200%, 02/15/23	1,500	1,525,448
	eBay, Inc.
	2.750%, 01/30/23	2,400	2,436,076
	General Motors Financial Co., Inc.
	3.550%, 07/08/22	837	846,805
Global Payments, Inc.
#	3.750%, 06/01/23	1,000	1,022,869
	4.000%, 06/01/23	1,500	1,543,717
Goldman Sachs Group, Inc.
#	3.625%, 01/22/23	2,000	2,051,022
	3.200%, 02/23/23	1,500	1,530,519
	Intercontinental Exchange, Inc.
	0.700%, 06/15/23	3,500	3,473,330
	International Business Machines Corp.
	3.000%, 05/15/24	1,500	1,544,680
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22	707	714,394
	Kroger Co.
	2.800%, 08/01/22	1,500	1,511,372

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Morgan Stanley
	3.125%, 01/23/23	3,100	$3,159,139
Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,692,648
NextEra Energy Capital Holdings, Inc.
	0.650%, 03/01/23	3,000	2,986,800
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,636,141
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	1,049,353
Oracle Corp.
	2.500%, 10/15/22	2,500	2,525,196
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	2.700%, 11/01/24	778	791,705
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	597,939
Ryder System, Inc.
	2.875%, 06/01/22	1,984	1,994,632
Simon Property Group LP
	2.000%, 09/13/24	3,650	3,671,677
Southwest Airlines Co.
#	4.750%, 05/04/23	3,000	3,114,315
Stellantis NV
	5.250%, 04/15/23	1,000	1,040,940
Sysco Corp.
#	2.600%, 06/12/22	500	503,451
VF Corp.
	2.050%, 04/23/22	1,896	1,902,412
Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	2,622,587
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Waste Management, Inc.
2.400%, 05/15/23	900	$912,334
Wells Fargo & Co.
# 3.300%, 09/09/24	3,000	3,109,066
Williams Cos., Inc.
3.700%, 01/15/23	3,000	3,053,012
TOTAL UNITED STATES		73,793,003
TOTAL BONDS		307,118,297
U.S. TREASURY OBLIGATIONS — (15.7%)
U.S. Treasury Notes
2.125%, 03/31/24	15,000	15,285,938
0.375%, 04/15/24	22,000	21,594,375
0.375%, 09/15/24	1,000	975,859
1.500%, 11/30/24	10,000	10,039,453
1.000%, 12/15/24	10,500	10,392,539
TOTAL U.S. TREASURY OBLIGATIONS		58,288,164
TOTAL INVESTMENT SECURITIES (Cost $377,030,252)		365,406,461

		Shares
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	525,088	6,074,741
TOTAL INVESTMENTS — (100.0%)
(Cost $383,104,856)^^			$371,481,202

As of January 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	775,563	NZD	1,147,417	Citibank, N.A.	02/01/22	$20,563
USD	33,848,644	NOK	297,532,161	JP Morgan	02/08/22	398,584
USD	22,533,514	NZD	32,953,611	UBS AG	02/15/22	853,948
USD	683,552	NZD	1,033,684	Citibank, N.A.	03/04/22	3,705
USD	7,727,029	EUR	6,814,182	State Street Bank and Trust	04/05/22	60,500
USD	17,338,546	AUD	24,239,327	JP Morgan	04/06/22	194,465
Total Appreciation						$1,531,765
NZD	1,147,417	USD	759,166	Citibank, N.A.	02/01/22	$(4,165)
USD	68,810,556	CAD	88,834,084	Barclays Capital	02/04/22	(1,074,095)
USD	11,532,561	SGD	15,600,776	ANZ Securities	03/29/22	(13,284)

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,098,594	USD	6,920,155	State Street Bank and Trust	04/05/22	$(58,723)
Total (Depreciation)						$(1,150,267)
Total Appreciation (Depreciation)						$381,498
As of January 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,708	03/18/22	$395,961,356	$384,662,950	$(11,298,406)
Total Futures Contracts			$395,961,356	$384,662,950	$(11,298,406)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$6,405,757	—	$6,405,757
Canada	—	77,606,174	—	77,606,174
France	—	14,519,742	—	14,519,742
Germany	—	20,199,756	—	20,199,756
Japan	—	15,498,704	—	15,498,704
Netherlands	—	11,264,593	—	11,264,593
New Zealand	—	11,792,733	—	11,792,733
Norway	—	10,908,387	—	10,908,387
Singapore	—	12,026,070	—	12,026,070
Spain	—	3,778,264	—	3,778,264
Supranational Organization Obligations	—	33,717,957	—	33,717,957
Sweden	—	1,564,458	—	1,564,458
Switzerland	—	3,658,356	—	3,658,356
United Kingdom	—	10,384,343	—	10,384,343
United States	—	73,793,003	—	73,793,003
U.S. Treasury Obligations	—	58,288,164	—	58,288,164
Securities Lending Collateral	—	6,074,741	—	6,074,741
Forward Currency Contracts**	—	381,498	—	381,498
Futures Contracts**	$(11,298,406)	—	—	(11,298,406)
TOTAL	$(11,298,406)	$371,862,700	—	$360,564,294
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$25,119,074,895
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,119,074,895
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.5%)
#*	AMC Networks, Inc., Class A	252,971	$10,784,154
	ATN International, Inc.	159,291	6,320,667
#*	Audacy, Inc.	825,403	1,997,475
*	Ballantyne Strong, Inc.	181,831	545,493
#*	Beasley Broadcast Group, Inc., Class A	25,343	47,391
#*	Boston Omaha Corp., Class A	26,000	686,140
#*	Cars.com, Inc.	621,631	9,685,011
#*	comScore, Inc.	247,773	750,752
#*	Consolidated Communications Holdings, Inc.	816,527	5,870,829
*	Cumulus Media, Inc., Class A	48,142	493,456
*	Daily Journal Corp.	708	229,385
#	DallasNews Corp.	48,426	340,919
#*	DHI Group, Inc.	310,241	1,669,097
#*	EchoStar Corp., Class A	407,016	9,642,209
#*	Emerald Holding, Inc.	27,820	90,693
	Entravision Communications Corp., Class A	696,058	4,218,112
#	EW Scripps Co., Class A	633,285	12,982,343
#*	Fluent, Inc.	93,105	148,968
*	Gaia, Inc.	14,481	106,291
#*	Gannett Co., Inc.	467,183	2,270,509
	Gray Television, Inc.	828,630	17,276,936
*	Hemisphere Media Group, Inc.	112,531	730,326
*	IMAX Corp.	16,570	285,833
#	John Wiley & Sons, Inc., Class A	288,528	14,642,796
	John Wiley & Sons, Inc., Class B	455	22,614
#*	Liberty Latin America Ltd., Class A	364,799	3,990,901
*	Liberty Latin America Ltd., Class C	1,125,110	12,162,439
*	Liberty Media Corp.-Liberty Formula One, Class A	54,753	3,000,464
#*	Liberty Media Corp.-Liberty Formula One, Class C	274,865	16,555,119
#*	Lions Gate Entertainment Corp., Class A	654,454	10,261,839
*	Lions Gate Entertainment Corp., Class B	850,965	12,407,070
*	Loyalty Ventures, Inc.	30,762	901,634
	Lumen Technologies, Inc.	982,369	12,142,081
#*	Madison Square Garden Entertainment Corp.	21,356	1,512,645
#*	Marcus Corp.	239,113	4,029,054
*	Mediaco Holding, Inc., Class A	1,827	9,555
	News Corp., Class A	370,514	8,240,231
	News Corp., Class B	297,566	6,617,868
#	Nexstar Media Group, Inc., Class A	313,260	51,806,939
*	QuinStreet, Inc.	215,249	3,463,356
#*	Reading International, Inc., Class A	130,081	578,860
	Saga Communications, Inc., Class A	42,277	937,704
*	Salem Media Group, Inc.	14,062	45,280
	Scholastic Corp.	273,320	11,211,586
	Shenandoah Telecommunications Co.	25,851	588,627
#	Spok Holdings, Inc.	184,980	1,827,602
	TEGNA, Inc.	1,083,464	20,975,863
	Telephone & Data Systems, Inc.	854,657	16,922,209
*	Townsquare Media, Inc., Class A	96,935	1,277,603
*	TrueCar, Inc.	621,050	2,136,412
*	U.S. Cellular Corp.	328,363	10,054,475
#*	Urban One, Inc.	223,648	1,005,298
*	Yelp, Inc.	169,323	5,848,416

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	22,238	$2,336,324
TOTAL COMMUNICATION SERVICES			324,685,853
CONSUMER DISCRETIONARY — (12.8%)
	Aaron's Co., Inc.	138,659	2,935,411
#*	Abercrombie & Fitch Co., Class A	615,096	23,988,744
	Acushnet Holdings Corp.	184,569	8,619,372
*	Adient PLC	498,667	20,929,054
*	Adtalem Global Education, Inc.	476,921	14,031,016
	AMCON Distributing Co.	910	142,460
*	American Axle & Manufacturing Holdings, Inc.	1,105,515	8,998,892
#	American Eagle Outfitters, Inc.	843,872	19,265,598
#*	American Outdoor Brands, Inc.	144,416	2,394,417
#*	American Public Education, Inc.	183,699	3,929,322
*	America's Car-Mart, Inc.	33,745	3,203,075
#*	Ark Restaurants Corp.	28,289	453,756
*	Asbury Automotive Group, Inc.	78,182	12,584,957
	Autoliv, Inc.	36,348	3,599,906
*	AutoNation, Inc.	757,968	82,618,512
*	Barnes & Noble Education, Inc.	543,852	3,273,989
#	Bassett Furniture Industries, Inc.	110,011	2,041,804
*	Beazer Homes USA, Inc.	138,323	2,523,011
#*	Bed Bath & Beyond, Inc.	555,221	9,016,789
#	Big 5 Sporting Goods Corp.	30,819	606,826
#	Big Lots, Inc.	268,752	11,263,396
#*	Biglari Holdings, Inc., Class A	817	510,609
*	Biglari Holdings, Inc., Class B	16,124	1,910,694
#*	BJ's Restaurants, Inc.	52,507	1,579,936
*	Bluegreen Vacations Holding Corp.	34,957	1,047,661
*	Boot Barn Holdings, Inc.	92,490	8,506,305
	BorgWarner, Inc.	1,614,338	70,788,721
#	Buckle, Inc.	21,150	796,086
#	Build-A-Bear Workshop, Inc.	152,227	2,715,730
	Caleres, Inc.	298,060	7,147,479
*	Capri Holdings Ltd.	409,478	24,597,343
	Carriage Services, Inc.	191,790	9,650,873
#	Carrols Restaurant Group, Inc.	374,417	924,810
	Cato Corp., Class A	178,298	2,945,483
*	Cavco Industries, Inc.	64,268	17,316,370
*	Century Casinos, Inc.	10,803	107,490
	Century Communities, Inc.	283,612	18,675,850
#*	Charles & Colvard Ltd.	45,459	109,556
#*	Chico's FAS, Inc.	544,630	2,565,207
#*	Chuy's Holdings, Inc.	184,277	4,645,623
#*	Citi Trends, Inc.	16,295	793,892
#	Clarus Corp.	366	8,246
#*	Conn's, Inc.	310,162	7,527,632
#*	Container Store Group, Inc.	199,188	2,031,718
»††	Contra Zagg, Inc.	262,920	23,663
*	Cooper-Standard Holdings, Inc.	174,212	3,587,025
	Culp, Inc.	98,410	890,610
	Dana, Inc.	1,005,792	21,785,455
#	Del Taco Restaurants, Inc.	120,432	1,501,787
*	Delta Apparel, Inc.	51,357	1,550,981
#*	Designer Brands, Inc., Class A	243,871	3,211,781
#	Dick's Sporting Goods, Inc.	451,747	52,131,604
#	Dillard's, Inc., Class A	213,144	54,078,896
*	Dorman Products, Inc.	7,334	686,682
*	Duluth Holdings, Inc., Class B	1,567	23,630

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	333,383	$4,447,329
	Escalade, Inc.	15,239	217,918
#	Ethan Allen Interiors, Inc.	327,646	8,259,956
#*	Fiesta Restaurant Group, Inc.	247,705	2,345,766
#*	Flanigan's Enterprises, Inc.	2,672	75,992
#	Flexsteel Industries, Inc.	87,703	2,184,682
	Foot Locker, Inc.	556,298	24,855,395
#*	Fossil Group, Inc.	515,857	5,720,854
#*	Funko, Inc., Class A	12,153	210,004
#	Gap, Inc.	91,077	1,645,761
#*	Genesco, Inc.	174,043	11,196,186
*	Gentherm, Inc.	42,478	3,712,152
#*	G-III Apparel Group Ltd.	466,626	12,678,228
*	Goodyear Tire & Rubber Co.	1,995,115	41,358,734
	Graham Holdings Co., Class B	33,744	20,081,729
*	Grand Canyon Education, Inc.	6,675	558,564
*	Green Brick Partners, Inc.	179,567	4,252,147
#	Group 1 Automotive, Inc.	159,381	27,064,488
#	Guess?, Inc.	565,487	13,017,511
#	Harley-Davidson, Inc.	84,786	2,931,052
#	Haverty Furniture Cos., Inc.	161,318	4,762,107
	Haverty Furniture Cos., Inc., Class A	844	22,400
#	Hibbett, Inc.	216,239	13,331,134
#	Hooker Furnishings Corp.	118,494	2,611,608
#*	Horizon Global Corp.	88,415	675,491
*	Houghton Mifflin Harcourt Co.	603,723	10,873,051
#*	iRobot Corp.	25,705	1,684,192
	Johnson Outdoors, Inc., Class A	61,852	5,580,287
#	KB Home	221,451	9,356,305
#	Kohl's Corp.	1,109,248	66,233,198
#*	Lakeland Industries, Inc.	70,989	1,492,189
*	Lands' End, Inc.	111,414	2,042,219
	Laureate Education, Inc., Class A	485,175	6,137,464
#	La-Z-Boy, Inc.	391,086	14,356,767
#*	Lazydays Holdings, Inc.	10,811	175,571
#	LCI Industries	640	78,829
	Lear Corp.	152,741	25,556,624
#*	Legacy Housing Corp.	6,730	166,635
#*	LGI Homes, Inc.	100,762	12,545,877
	Lifetime Brands, Inc.	132,744	2,057,532
#*	Lincoln Educational Services Corp.	27,058	185,347
#*	Liquidity Services, Inc.	1,367	26,014
	Lithia Motors, Inc.	164,120	47,944,376
*	Live Ventures, Inc.	100	2,439
#*	LL Flooring Holdings, Inc.	82,757	1,195,011
*	M/I Homes, Inc.	139,321	7,382,620
	Macy's, Inc.	1,123,245	28,755,072
#*	MarineMax, Inc.	211,139	9,936,201
	Marriott Vacations Worldwide Corp.	56,188	9,123,807
	MDC Holdings, Inc.	504,188	25,557,290
»††	Media General, Inc.	654,085	80,910
*	Meritage Homes Corp.	252,136	25,725,436
*	Modine Manufacturing Co.	478,847	4,381,450
*	Mohawk Industries, Inc.	277,619	43,827,711
*	Monarch Casino & Resort, Inc.	13,813	855,025
#	Monro, Inc.	114,198	5,679,067
#*	Motorcar Parts of America, Inc.	250,414	4,139,343
	Movado Group, Inc.	149,730	5,550,491
#*	Nautilus, Inc.	172,848	881,525

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	248,554	$10,993,543
#	OneWater Marine, Inc., Class A	249	12,876
	Oxford Industries, Inc.	76,580	6,309,426
#	Patrick Industries, Inc.	89,984	5,794,970
	Penske Automotive Group, Inc.	522,178	53,068,950
*	Perdoceo Education Corp.	458,990	5,058,070
*	Playa Hotels & Resorts NV	245,659	1,874,378
#*	Potbelly Corp.	78,125	429,687
	PulteGroup, Inc.	138,532	7,299,251
	PVH Corp.	494,505	46,982,920
	Qurate Retail, Inc., Class A	2,531,390	17,795,672
#	RCI Hospitality Holdings, Inc.	72,575	5,070,815
#*	Red Robin Gourmet Burgers, Inc.	15,523	228,964
#	Rent-A-Center, Inc.	3,679	155,070
#	Rocky Brands, Inc.	52,404	2,241,843
#	Shoe Carnival, Inc.	259,660	8,869,986
#	Signet Jewelers Ltd.	435,604	37,518,572
#	Smith & Wesson Brands, Inc.	140,546	2,400,526
#	Sonic Automotive, Inc., Class A	281,769	14,373,037
*	Sportsman's Warehouse Holdings, Inc.	68,268	748,217
	Standard Motor Products, Inc.	204,902	9,808,659
*	Stoneridge, Inc.	287,796	5,430,710
#	Strategic Education, Inc.	7,320	436,711
*	Strattec Security Corp.	33,095	1,253,970
#*	Stride, Inc.	377,294	13,231,701
	Superior Group of Cos., Inc.	92,670	1,893,248
#*	Superior Industries International, Inc.	118,010	522,784
*	Tandy Leather Factory, Inc.	22,601	113,005
*	Taylor Morrison Home Corp.	985,246	30,237,200
*	Tenneco, Inc., Class A	24,465	256,882
*	Terminix Global Holdings, Inc.	28,012	1,208,438
#	Thor Industries, Inc.	90,685	8,577,894
#	Tile Shop Holdings, Inc.	4,721	31,206
	Tilly's, Inc., Class A	254,069	3,348,629
	Toll Brothers, Inc.	1,120,873	66,097,881
*	TravelCenters of America, Inc.	87,013	3,966,053
*	Tri Pointe Homes, Inc.	1,138,041	27,096,756
#*	Unifi, Inc.	180,008	3,421,952
*	Universal Electronics, Inc.	133,722	4,745,794
*	Universal Technical Institute, Inc.	170,601	1,238,563
#*	Urban Outfitters, Inc.	732,451	21,035,993
*	Vera Bradley, Inc.	456,187	3,736,172
*	Vince Holding Corp.	2,071	18,639
#*	Vista Outdoor, Inc.	548,652	21,166,994
#*	VOXX International Corp.	236,133	2,609,270
	Weyco Group, Inc.	72,416	1,694,534
#	Whirlpool Corp.	10,014	2,104,843
#	Winnebago Industries, Inc.	239,277	15,438,152
#*	Zovio, Inc.	145,070	179,887
#*	Zumiez, Inc.	240,541	10,812,318
TOTAL CONSUMER DISCRETIONARY			1,639,520,409
CONSUMER STAPLES — (4.6%)
#	Alico, Inc.	61,113	2,198,235
	Andersons, Inc.	330,855	12,605,575
	B&G Foods, Inc.	31,400	976,540
#*	Bridgford Foods Corp.	1,732	21,113
	Bunge Ltd.	781,067	77,216,284
	Calavo Growers, Inc.	4,495	186,138

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Cal-Maine Foods, Inc.	183,429	$7,153,731
	Casey's General Stores, Inc.	11,447	2,149,861
#*	Central Garden & Pet Co.	96,568	4,479,790
#*	Central Garden & Pet Co., Class A	287,645	12,463,658
#*	Chefs' Warehouse, Inc.	41,614	1,241,762
*	Coffee Holding Co., Inc.	13,332	58,661
*	Darling Ingredients, Inc.	515,582	32,878,664
#	Edgewell Personal Care Co.	487,275	22,317,195
#*	Farmer Bros Co.	153,063	978,073
#	Fresh Del Monte Produce, Inc.	401,535	11,174,719
#*	Grocery Outlet Holding Corp.	10,080	255,830
*	Hain Celestial Group, Inc.	21,412	782,180
*	Hostess Brands, Inc.	1,089,251	22,351,430
	Ingles Markets, Inc., Class A	145,742	11,211,932
	Ingredion, Inc.	525,981	49,810,401
#	Inter Parfums, Inc.	4,192	414,882
#	J&J Snack Foods Corp.	6,875	1,042,869
#*	Landec Corp.	306,478	3,294,638
*	Lifevantage Corp.	20,904	134,413
#*	Lifeway Foods, Inc.	191,300	971,804
#	Limoneira Co.	104,995	1,560,226
#	MGP Ingredients, Inc.	67,569	5,112,271
	Molson Coors Beverage Co., Class B	825,278	39,332,749
*	Natural Alternatives International, Inc.	42,878	561,487
	Natural Grocers by Vitamin Cottage, Inc.	225,555	3,293,103
	Natural Health Trends Corp.	3,000	21,990
	Nature's Sunshine Products, Inc.	16,330	288,061
	Nu Skin Enterprises, Inc., Class A	382,535	18,434,362
#	Ocean Bio-Chem, Inc.	26,645	237,673
	Oil-Dri Corp. of America	47,810	1,626,496
*	Performance Food Group Co.	97,495	4,113,314
*	Pilgrim's Pride Corp.	317,191	8,871,832
*	Post Holdings, Inc.	473,580	50,114,236
	PriceSmart, Inc.	180,072	12,858,941
#*	Rite Aid Corp.	349,799	3,711,367
	Sanderson Farms, Inc.	107,770	19,829,680
	Seaboard Corp.	3,411	13,029,986
*	Seneca Foods Corp., Class A	67,033	3,133,793
*»	Seneca Foods Corp., Class B	189	8,863
*	Simply Good Foods Co.	259,514	9,142,678
#	SpartanNash Co.	365,499	8,980,310
	Spectrum Brands Holdings, Inc.	94,181	8,417,898
#*	Sprouts Farmers Market, Inc.	186,236	5,054,445
#	Tootsie Roll Industries, Inc.	6,941	235,647
#*	TreeHouse Foods, Inc.	331,393	12,834,851
*	U.S. Foods Holding Corp.	619,061	21,828,091
*	United Natural Foods, Inc.	559,006	21,678,253
#	Universal Corp.	235,827	12,836,064
#	Village Super Market, Inc., Class A	104,991	2,399,044
#	Weis Markets, Inc.	260,575	15,697,038
#*	Whole Earth Brands, Inc.	6,147	58,274
*	Willamette Valley Vineyards, Inc.	4,392	38,474
TOTAL CONSUMER STAPLES			583,711,875
ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	31,590	947,384
#*	Alto Ingredients, Inc.	127,699	661,481
#	Antero Midstream Corp.	731,914	7,282,544
*	Antero Resources Corp.	913,745	17,845,440

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Arch Resources, Inc.	98,729	$9,343,713
	Archrock, Inc.	1,484,762	12,531,391
#*	Ardmore Shipping Corp.	331,495	1,133,713
	Berry Corp.	380,410	3,305,763
	Brigham Minerals, Inc., Class A	22,007	476,231
*	Bristow Group, Inc.	42,293	1,389,325
	Cabot Oil & Gas Corp.	711,442	15,580,580
#*	Callon Petroleum Co.	84,575	4,181,388
#*	Centennial Resource Development, Inc., Class A	954,320	7,453,239
*	ChampionX Corp.	311,745	6,983,088
#	Chesapeake Energy Corp.	124,266	8,471,213
	Civitas Resources, Inc.	205,421	11,195,444
#*	Clean Energy Fuels Corp.	1,197,261	7,267,374
#*	CNX Resources Corp.	2,058,664	30,529,987
#*	Comstock Resources, Inc.	164,558	1,280,261
#*	CONSOL Energy, Inc.	284,339	6,181,530
#	Continental Resources, Inc.	488,800	25,388,272
#	CVR Energy, Inc.	183,901	3,591,587
*	Delek U.S. Holdings, Inc.	745,269	11,566,575
#*	Denbury, Inc.	23,756	1,785,026
#	DHT Holdings, Inc.	1,711,687	8,353,033
*	DMC Global, Inc.	19,437	784,089
#	Dorian LPG Ltd.	355,418	4,225,920
#*	Dril-Quip, Inc.	356,983	9,028,100
*	DTE Midstream LLC	23,933	1,237,336
#*	Earthstone Energy, Inc., Class A	257,253	3,514,076
#	EnLink Midstream LLC	2,367,173	18,842,697
#*	EQT Corp.	1,164,395	24,743,394
	Equitrans Midstream Corp.	1,032,380	8,372,602
	Evolution Petroleum Corp.	174,468	1,003,191
#*	Expro Group Holdings NV	167,250	2,619,135
*	Exterran Corp.	228,489	1,247,550
	Falcon Minerals Corp.	9,299	48,076
#*	Forum Energy Technologies, Inc.	28,048	547,497
*	FTS International, Inc., Class A	10,003	263,579
*	Geospace Technologies Corp.	184,706	1,616,177
#*	Green Plains, Inc.	453,880	13,861,495
*	Gulf Island Fabrication, Inc.	189,088	746,898
#*	Hallador Energy Co.	34,250	82,885
#*	Helix Energy Solutions Group, Inc.	1,722,999	6,082,186
#	Helmerich & Payne, Inc.	900,451	25,842,944
#	HollyFrontier Corp.	1,427,953	50,206,827
*	Houston American Energy Corp.	12,056	15,914
*	Independence Contract Drilling, Inc.	16,537	54,903
#	International Seaways, Inc.	277,879	4,054,255
*	Kosmos Energy Ltd.	1,293,298	5,599,980
#*	Liberty Oilfield Services, Inc., Class A	236,485	2,861,468
*	Mammoth Energy Services, Inc.	47,348	81,912
	Marathon Oil Corp.	4,664,615	90,820,054
#	Matador Resources Co.	841,863	37,690,207
*	Mexco Energy Corp.	1,000	10,230
*	MIND Technology, Inc.	104,446	145,180
#	Murphy Oil Corp.	1,309,587	41,382,949
#*	Nabors Industries Ltd.	52,399	5,423,820
	NACCO Industries, Inc., Class A	52,892	1,613,206
#*	National Energy Services Reunited Corp.	78,132	775,851
*	Natural Gas Services Group, Inc.	127,588	1,374,123
*	Newpark Resources, Inc.	864,159	3,067,764
*	NexTier Oilfield Solutions, Inc.	1,482,981	8,927,546

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Nordic American Tankers Ltd.	199,781	$309,661
	NOV, Inc.	106,015	1,740,766
#*	Oceaneering International, Inc.	640,526	8,346,054
#*	Oil States International, Inc.	607,434	3,808,611
#*	Overseas Shipholding Group, Inc., Class A	697,684	1,206,993
	Patterson-UTI Energy, Inc.	1,839,352	18,319,946
#*	PBF Energy, Inc., Class A	1,114,560	17,654,630
#	PDC Energy, Inc.	844,689	50,064,717
#*	Peabody Energy Corp.	587,970	6,350,076
#	PHX Minerals, Inc.	121,476	289,113
#*	PrimeEnergy Resources Corp.	757	57,721
*	ProPetro Holding Corp.	799,213	8,399,729
#*	Range Resources Corp.	2,314,877	44,561,382
#*	Ranger Oil Corp., Class A	118,749	3,682,406
#*	Renewable Energy Group, Inc.	462,734	18,629,671
*	REX American Resources Corp.	57,392	5,534,311
#*	RPC, Inc.	967,604	5,718,540
#*	SandRidge Energy, Inc.	242,772	2,791,878
#	Scorpio Tankers, Inc.	506,481	6,893,206
#*	SEACOR Marine Holdings, Inc.	174,944	733,015
*	Select Energy Services, Inc., Class A	763,841	5,094,819
	SFL Corp. Ltd.	1,062,207	8,710,097
#*	SilverBow Resources, Inc.	110,875	2,582,279
	SM Energy Co.	933,660	30,633,385
#*	Smart Sand, Inc.	84,169	164,971
	Solaris Oilfield Infrastructure, Inc., Class A	242,991	1,873,461
#*	Talos Energy, Inc.	462,737	4,923,522
	Targa Resources Corp.	175,546	10,371,258
*	Technip Energies NV, ADR	73,103	1,113,359
*	TechnipFMC PLC	2,211,868	14,355,023
#*	Teekay Corp.	11,860	36,766
#*	Teekay Tankers Ltd., Class A	282,794	3,017,412
#*	TETRA Technologies, Inc.	73,136	214,288
#*	Tidewater, Inc.	274,209	3,891,026
#*	Transocean Ltd.	1,107,228	3,487,768
#*	U.S. Silica Holdings, Inc.	543,356	5,189,050
*	VAALCO Energy, Inc.	31,923	156,742
*	Weatherford International PLC	486	14,580
*	Whiting Petroleum Corp.	132,107	9,808,945
	World Fuel Services Corp.	632,155	17,833,093
TOTAL ENERGY			912,105,868
FINANCIALS — (27.3%)
	1st Source Corp.	211,352	10,542,238
#	ACNB Corp.	9,389	304,110
	Alerus Financial Corp.	2,783	78,856
*	Alleghany Corp.	34,525	22,924,600
#	Allegiance Bancshares, Inc.	131,730	5,800,072
	Amalgamated Financial Corp.	3,743	63,668
	A-Mark Precious Metals, Inc.	5,388	333,517
*	Ambac Financial Group, Inc.	234,406	3,321,533
	Amerant Bancorp, Inc.	6,839	232,526
	American Equity Investment Life Holding Co.	905,434	37,249,555
	American Financial Group, Inc.	748	97,449
	American National Bankshares, Inc.	68,685	2,596,293
	American National Group, Inc.	111,478	21,045,932
	Ameris Bancorp	491,470	24,234,386
	AMERISAFE, Inc.	2,400	126,048
	AmeriServ Financial, Inc.	123,050	527,884

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Ames National Corp.	9,043	$220,016
	Apollo Global Management, Inc.	794,430	55,610,100
	Argo Group International Holdings Ltd.	300,954	17,088,168
	Arrow Financial Corp.	88,121	3,117,721
	Associated Banc-Corp.	1,456,317	34,805,976
#	Associated Capital Group, Inc., Class A	6,531	293,242
	Assured Guaranty Ltd.	704,548	37,545,363
	Atlantic American Corp.	864	2,212
*	Atlantic Capital Bancshares, Inc.	200,061	6,025,837
	Atlantic Union Bankshares Corp.	601,227	24,481,963
#*	Atlanticus Holdings Corp.	62,828	4,040,469
	Auburn National BanCorp, Inc.	692	23,348
	Axis Capital Holdings Ltd.	654,859	37,313,866
*	Axos Financial, Inc.	224,531	11,563,346
	Banc of California, Inc.	506,080	9,777,466
	BancFirst Corp.	13,371	1,002,156
#*	Bancorp, Inc.	476,402	14,206,308
	Bank of Marin Bancorp	113,728	4,240,917
	Bank of NT Butterfield & Son Ltd.	1,356	49,697
#	Bank of Princeton	956	29,005
	Bank OZK	1,162,675	54,471,324
#	BankFinancial Corp.	146,914	1,583,733
	BankUnited, Inc.	586,936	24,504,578
	Bankwell Financial Group, Inc.	31,546	1,067,201
	Banner Corp.	293,101	18,204,503
	Bar Harbor Bankshares	63,283	1,932,663
#*	Baycom Corp.	36,525	759,720
#	BCB Bancorp, Inc.	110,900	1,885,300
	Berkshire Hills Bancorp, Inc.	441,142	13,053,392
*	Blucora, Inc.	295,335	4,790,334
#	BOK Financial Corp.	179,960	18,454,898
*	Bridgewater Bancshares, Inc.	42,114	749,208
*	Brighthouse Financial, Inc.	175,967	9,581,403
	Brookline Bancorp, Inc.	726,520	12,423,492
	Business First Bancshares, Inc.	13,122	360,199
	Byline Bancorp, Inc.	103,917	2,701,842
	C&F Financial Corp.	21,586	1,104,556
	Cadence Bank	1,047,713	32,657,214
»	California First Leasing Corp.	2,388	42,757
	Cambridge Bancorp	3,213	287,692
	Camden National Corp.	131,502	6,530,389
*	Cannae Holdings, Inc.	142,837	4,266,541
	Capital Bancorp, Inc.	4,997	129,122
	Capital City Bank Group, Inc.	120,068	3,321,081
	Capitol Federal Financial, Inc.	1,242,864	13,833,076
	Capstar Financial Holdings, Inc.	54,886	1,177,305
*	Carter Bankshares, Inc.	11,245	173,061
	Cathay General Bancorp	144,440	6,522,910
#	CBTX, Inc.	28,599	841,669
*»	CCUR Holdings, Inc.	14	84,000
	Central Pacific Financial Corp.	154,620	4,499,442
	Central Valley Community Bancorp	62,695	1,404,368
	Chemung Financial Corp.	8,141	373,102
	Citizens & Northern Corp.	59,726	1,500,317
#	Citizens Community Bancorp, Inc.	13,853	200,037
	Citizens Holding Co.	1,603	28,918
#*	Citizens, Inc.	66,655	316,611
	City Holding Co.	31,468	2,524,048
	Civista Bancshares, Inc.	71,374	1,720,827

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNA Financial Corp.	104,112	$4,779,782
	CNB Financial Corp.	122,725	3,277,985
	CNO Financial Group, Inc.	800,147	19,955,666
#	Codorus Valley Bancorp, Inc.	35,195	763,028
#	Cohen & Co., Inc.	800	12,160
	Colony Bankcorp, Inc.	662	11,155
	Columbia Banking System, Inc.	572,893	19,919,490
	Comerica, Inc.	380,158	35,271,059
	Community Bank System, Inc.	169	12,070
	Community Financial Corp.	6,259	247,856
	Community Trust Bancorp, Inc.	181,001	7,998,434
	Community West Bancshares	5,040	70,258
	ConnectOne Bancorp, Inc.	363,492	11,635,379
#*	Consumer Portfolio Services, Inc.	254,246	3,012,815
#	Cowen, Inc., Class A	149,350	4,731,408
*	CrossFirst Bankshares, Inc.	34,076	526,815
#*	Customers Bancorp, Inc.	398,119	23,210,338
	CVB Financial Corp.	57,688	1,270,867
	Dime Community Bancshares, Inc.	404,117	14,127,930
	Donegal Group, Inc., Class A	252,334	3,620,993
*	Donnelley Financial Solutions, Inc.	177,918	6,622,108
	Eagle Bancorp Montana, Inc.	2,674	60,967
	Eagle Bancorp, Inc.	174,841	10,485,215
#*	Elevate Credit, Inc.	137,266	403,562
	Employers Holdings, Inc.	292,636	11,442,068
#*	Encore Capital Group, Inc.	279,977	18,058,516
#*	Enova International, Inc.	267,144	10,760,560
#*	Enstar Group Ltd.	93,702	24,838,526
	Enterprise Bancorp, Inc.	40,740	1,739,191
	Enterprise Financial Services Corp.	82,246	4,074,467
	Equitable Holdings, Inc.	200,035	6,729,177
	Equity Bancshares, Inc., Class A	143,459	4,599,296
#*	Esquire Financial Holdings, Inc.	6,545	225,606
	ESSA Bancorp, Inc.	35,707	630,229
	Essent Group Ltd.	78,538	3,584,474
#	Evans Bancorp, Inc.	21,160	900,993
	Everest Re Group Ltd.	147,230	41,724,982
#*	EZCORP, Inc., Class A	666,360	3,978,169
	Farmers & Merchants Bancorp, Inc.	2,006	63,370
	Farmers National Banc Corp.	158,147	2,759,665
	FB Financial Corp.	210,376	9,365,940
	Federal Agricultural Mortgage Corp., Class A	300	34,124
#	Federal Agricultural Mortgage Corp., Class C	68,196	8,306,273
#*	FedNat Holding Co.	157,134	213,702
	Fidelity National Financial, Inc.	90,279	4,545,548
	Financial Institutions, Inc.	166,204	5,358,417
	First American Financial Corp.	154,461	11,508,889
	First BanCorp	1,662,272	24,186,058
	First BanCorp	209,388	9,194,227
	First Bancorp, Inc.	77,698	2,497,214
	First Bancshares, Inc.	72,127	2,601,621
	First Bank	68,076	997,313
	First Busey Corp.	318,593	8,882,373
	First Business Financial Services, Inc.	53,086	1,787,936
	First Citizens BancShares, Inc., Class A	50,667	39,473,646
	First Commonwealth Financial Corp.	811,332	13,435,658
	First Community Bankshares, Inc.	179,536	5,603,319
	First Community Corp.	3,070	64,900
#	First Financial Bancorp	760,741	19,178,281

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	52,817	$2,370,955
	First Financial Northwest, Inc.	91,175	1,514,417
	First Foundation, Inc.	343,089	8,971,777
#	First Hawaiian, Inc.	260,588	7,387,670
	First Horizon Corp.	3,817,193	65,312,172
#	First Internet Bancorp	92,614	4,654,780
#	First Interstate BancSystem, Inc., Class A	312,701	11,491,762
	First Merchants Corp.	411,238	17,448,828
	First Mid Bancshares, Inc.	54,525	2,243,704
	First Midwest Bancorp, Inc.	990,328	20,569,113
	First Northwest Bancorp	4,750	105,877
	First of Long Island Corp.	180,084	3,945,640
	First United Corp.	18,611	370,917
*	First Western Financial, Inc.	1,930	63,111
	Flagstar Bancorp, Inc.	478,333	21,644,568
	Flushing Financial Corp.	315,383	7,446,193
	FNB Corp.	2,428,005	31,369,819
	FS Bancorp, Inc.	52,058	1,729,367
	Fulton Financial Corp.	1,304,375	23,413,531
#*	FVCBankcorp, Inc.	6,425	129,785
*	Genworth Financial, Inc., Class A	1,013,044	3,950,872
#	German American Bancorp, Inc.	114,744	4,543,862
	Glacier Bancorp, Inc.	18,940	983,554
	Global Indemnity Group LLC, Class A	96,974	2,523,263
	Globe Life, Inc.	166,005	16,982,311
	Great Southern Bancorp, Inc.	138,699	8,230,399
	Great Western Bancorp, Inc.	441,434	13,631,482
#*	Greenlight Capital Re Ltd., Class A	400,478	2,899,461
	Guaranty Bancshares, Inc.	31,481	1,118,835
	Guaranty Federal Bancshares, Inc.	348	11,345
#*	Hallmark Financial Services, Inc.	155,301	661,582
	Hancock Whitney Corp.	692,130	36,489,094
	Hanmi Financial Corp.	365,341	9,820,366
	HarborOne Bancorp, Inc.	268,745	3,816,179
	Hawthorn Bancshares, Inc.	731	18,641
	HBT Financial, Inc.	7,737	143,986
	Heartland Financial USA, Inc.	237,219	12,342,505
	Heritage Commerce Corp.	565,776	7,049,569
	Heritage Financial Corp.	344,624	8,360,578
	Heritage Insurance Holdings, Inc.	261,533	1,629,351
#	Hilltop Holdings, Inc.	498,481	16,464,827
	Hingham Institution For Savings	158	61,277
*	HMN Financial, Inc.	4,634	112,374
	Home Bancorp, Inc.	39,233	1,524,202
#	Home BancShares, Inc.	219,860	5,179,902
	HomeStreet, Inc.	225,849	11,010,139
	HomeTrust Bancshares, Inc.	52,143	1,623,212
	Hope Bancorp, Inc.	1,178,802	19,744,933
	Horace Mann Educators Corp.	356,251	13,541,101
	Horizon Bancorp, Inc.	388,265	8,281,692
#	Independence Holding Co.	19,132	1,089,567
	Independent Bank Corp.	250,038	21,090,705
	Independent Bank Corp.	119,755	2,931,602
#	Independent Bank Group, Inc.	335,264	25,453,243
	International Bancshares Corp.	567,928	23,870,014
	Invesco Ltd.	3,566,791	80,823,484
#	Investar Holding Corp.	17,732	340,809
	Investors Bancorp, Inc.	1,998,758	32,619,731
	Investors Title Co.	12,382	2,476,276

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	James River Group Holdings Ltd.	2,460	$69,667
	Janus Henderson Group PLC	692,114	25,539,007
	Jefferies Financial Group, Inc.	810,026	29,679,353
	Kearny Financial Corp.	804,463	10,409,751
#	Kemper Corp.	87,851	5,269,303
#	Kentucky First Federal Bancorp	315	2,378
	Kingstone Cos., Inc.	89,841	486,938
	Lake Shore Bancorp, Inc.	406	5,993
#	Lakeland Bancorp, Inc.	480,816	9,101,847
	Landmark Bancorp, Inc.	1,573	44,831
#	LCNB Corp.	14,889	298,524
	Level One Bancorp, Inc.	4,297	170,247
	Lincoln National Corp.	683,491	47,830,700
	Luther Burbank Corp.	48,821	626,373
#	Macatawa Bank Corp.	331,613	2,997,782
#*	Maiden Holdings Ltd.	841,207	2,346,968
*	MainStreet Bancshares, Inc.	1,059	26,570
#*	Malvern Bancorp, Inc.	1,318	20,376
	Manning & Napier, Inc.	237,877	1,948,213
#*	MBIA, Inc.	630,156	8,614,233
	Mercantile Bank Corp.	160,017	6,155,854
	Merchants Bancorp	45,027	1,312,537
	Mercury General Corp.	63,719	3,482,881
	Meridian Corp.	912	32,148
#	Meta Financial Group, Inc.	252,381	15,006,574
	Metrocity Bankshares, Inc.	1,506	38,840
*	Metropolitan Bank Holding Corp.	24,083	2,408,300
	MGIC Investment Corp.	858,349	13,029,738
#	Mid Penn Bancorp, Inc.	6,402	191,100
	Midland States Bancorp, Inc.	185,912	5,367,279
	MidWestOne Financial Group, Inc.	65,979	2,106,709
*	Mr Cooper Group, Inc.	464,321	18,642,488
#	MVB Financial Corp.	7,485	299,550
	National Bank Holdings Corp., Class A	250,816	11,387,046
	National Bankshares, Inc.	12,361	444,254
#	National Security Group, Inc.	2,423	38,405
	National Western Life Group, Inc., Class A	26,008	5,562,331
#	Navient Corp.	1,823,390	31,781,688
	NBT Bancorp, Inc.	315,445	12,201,413
#	Nelnet, Inc., Class A	262,683	23,255,326
#	New York Community Bancorp, Inc.	3,696,866	43,105,458
*	NI Holdings, Inc.	27,630	533,259
*	Nicholas Financial, Inc.	44,982	483,556
#*	Nicolet Bankshares, Inc.	49,092	4,569,974
*	NMI Holdings, Inc., Class A	265,620	6,571,439
	Northeast Bank	63,925	2,334,541
	Northfield Bancorp, Inc.	510,033	8,038,120
	Northrim BanCorp, Inc.	57,973	2,547,334
	Northwest Bancshares, Inc.	1,002,981	14,152,062
	Norwood Financial Corp.	3,763	104,611
	OceanFirst Financial Corp.	308,708	7,007,672
*	Ocwen Financial Corp.	33,237	1,219,133
	OFG Bancorp	505,838	13,996,537
	Ohio Valley Banc Corp.	10,660	314,470
#	Old National Bancorp	1,366,123	25,041,035
	Old Republic International Corp.	1,766,240	45,268,731
	Old Second Bancorp, Inc.	292,106	3,922,984
	OP Bancorp	10,883	155,409
*	Oportun Financial Corp.	11,756	211,726

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Oppenheimer Holdings, Inc., Class A	65,321	$2,768,957
	Origin Bancorp, Inc.	15,983	682,794
	Orrstown Financial Services, Inc.	29,084	719,829
*	Oxbridge Re Holdings Ltd.	2,611	13,812
	Pacific Premier Bancorp, Inc.	680,630	26,034,097
	PacWest Bancorp	714,287	33,164,345
#	Park National Corp.	21,856	2,960,614
#	Parke Bancorp, Inc.	31,184	755,276
#	PCB Bancorp	5,287	118,905
	PCSB Financial Corp.	45,658	852,891
	Peapack-Gladstone Financial Corp.	191,425	7,052,097
	Penns Woods Bancorp, Inc.	35,298	864,095
#	PennyMac Financial Services, Inc.	21,887	1,372,315
	Peoples Bancorp of North Carolina, Inc.	10,339	294,661
	Peoples Bancorp, Inc.	262,771	8,710,859
	Peoples Financial Services Corp.	7,814	396,404
	People's United Financial, Inc.	3,909,142	75,759,172
	Pinnacle Financial Partners, Inc.	289,064	27,955,379
	Popular, Inc.	818,200	72,958,894
#*	PRA Group, Inc.	242,107	11,257,975
	Preferred Bank	72,398	5,651,388
	Premier Financial Corp.	343,487	10,253,087
	Primis Financial Corp.	124,665	1,852,522
	ProAssurance Corp.	300,656	7,203,718
#*	Professional Holding Corp., Class A	3,391	68,668
	Prosperity Bancshares, Inc.	246,491	18,055,466
#	Provident Financial Holdings, Inc.	49,350	830,560
	Provident Financial Services, Inc.	701,515	16,955,618
	Prudential Bancorp, Inc.	11,837	165,718
	QCR Holdings, Inc.	138,689	7,910,821
	Radian Group, Inc.	758,065	16,973,075
	RBB Bancorp	53,149	1,434,492
	Regional Management Corp.	123,979	6,293,174
	Reinsurance Group of America, Inc.	336,398	38,628,582
	RenaissanceRe Holdings Ltd.	66,113	10,390,980
#	Renasant Corp.	470,624	17,309,551
	Republic Bancorp, Inc., Class A	66,718	3,270,516
#*	Republic First Bancorp, Inc.	281,602	1,210,889
	Richmond Mutual BanCorp, Inc.	3,315	53,371
	Riverview Bancorp, Inc.	230,388	1,739,429
	S&T Bancorp, Inc.	247,469	7,624,520
	Safety Insurance Group, Inc.	119,580	9,845,021
	Sandy Spring Bancorp, Inc.	322,233	15,244,843
	Seacoast Banking Corp. of Florida	269,359	9,831,603
*	Security National Financial Corp., Class A	46,611	434,881
	Shore Bancshares, Inc.	62,050	1,224,867
	Sierra Bancorp	153,230	4,065,192
#	Simmons First National Corp., Class A	743,115	21,253,089
#*	SiriusPoint Ltd.	766,952	6,496,083
	SmartFinancial, Inc.	47,846	1,282,751
	South Plains Financial, Inc.	700	20,251
#	South State Corp.	341,579	28,832,683
*	Southern First Bancshares, Inc.	33,474	1,961,576
	Southern Missouri Bancorp, Inc.	32,932	1,821,140
	Southside Bancshares, Inc.	180,221	7,551,260
	Spirit of Texas Bancshares, Inc.	28,069	781,441
	State Auto Financial Corp.	236,480	12,226,016
	Sterling Bancorp	1,559,141	40,989,817
#*	Sterling Bancorp, Inc.	87,393	519,988

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	235,580	$16,827,479
	Stifel Financial Corp.	174,688	13,084,131
*	StoneX Group, Inc.	147,714	9,691,516
	Summit Financial Group, Inc.	49,093	1,370,677
#	Summit State Bank	3,741	60,380
	Synovus Financial Corp.	117,287	5,836,201
	Territorial Bancorp, Inc.	80,360	1,988,106
*	Texas Capital Bancshares, Inc.	417,702	26,189,915
	Timberland Bancorp, Inc.	81,580	2,266,292
	Tiptree, Inc.	317,995	3,939,958
#	Tompkins Financial Corp.	10,628	845,564
	Towne Bank	451,187	14,158,248
	TriCo Bancshares	185,314	8,055,600
*	TriState Capital Holdings, Inc.	330,257	10,432,819
*	Triumph Bancorp, Inc.	75,822	6,632,909
	TrustCo Bank Corp. NY	195,025	6,611,347
	Trustmark Corp.	578,313	18,841,438
	UMB Financial Corp.	6,428	632,837
	Umpqua Holdings Corp.	1,481,488	30,044,577
	United Bancshares, Inc.	7,312	222,358
	United Bankshares, Inc.	1,020,188	36,043,242
	United Community Banks, Inc.	598,879	21,194,328
	United Fire Group, Inc.	219,592	5,476,624
	United Insurance Holdings Corp.	353,056	1,426,346
	United Security Bancshares	117,237	960,171
	Unity Bancorp, Inc.	55,197	1,641,559
	Universal Insurance Holdings, Inc.	195,154	3,364,455
	Univest Financial Corp.	290,075	8,739,960
	Unum Group	1,974,174	50,104,536
	Valley National Bancorp	3,404,855	47,395,582
	Veritex Holdings, Inc.	116,022	4,658,283
#	Voya Financial, Inc.	911,052	61,915,094
	Washington Federal, Inc.	570,717	19,986,509
	Washington Trust Bancorp, Inc.	72,938	4,163,301
	Waterstone Financial, Inc.	282,042	5,759,298
	WesBanco, Inc.	528,931	18,771,761
#	West BanCorp, Inc.	80,862	2,387,046
	Western New England Bancorp, Inc.	245,705	2,231,001
	Westwood Holdings Group, Inc.	28,326	541,027
	White Mountains Insurance Group Ltd.	22,074	22,978,151
	Wintrust Financial Corp.	452,696	44,395,897
	WSFS Financial Corp.	610,058	31,954,838
	WVS Financial Corp.	111	1,715
	Zions Bancorp NA	1,160,605	78,712,231
TOTAL FINANCIALS			3,495,279,946
HEALTH CARE — (4.1%)
*	Acadia Healthcare Co., Inc.	748,747	39,421,530
»††	Achillion Pharmaceuticals, Inc.	1,609,952	2,334,430
*	Acorda Therapeutics, Inc.	16,680	30,858
#*	Addus HomeCare Corp.	95,258	7,604,446
*	Aethlon Medical, Inc.	9,963	14,745
#*	Agios Pharmaceuticals, Inc.	26,082	805,673
*	AIM ImmunoTech, Inc.	36,444	30,496
*	AlerisLife, Inc.	111,915	329,030
*	Allied Healthcare Products, Inc.	2,085	7,464
*	Allscripts Healthcare Solutions, Inc.	1,433,622	28,987,837
#*	Altimmune, Inc.	12,323	99,447
*	American Shared Hospital Services	12,364	26,954

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	186,777	$4,312,681
*	AnaptysBio, Inc.	109,882	3,512,928
#*	AngioDynamics, Inc.	381,261	8,246,675
#*	ANI Pharmaceuticals, Inc.	65,640	2,653,169
*	Anika Therapeutics, Inc.	140,939	4,481,860
#*	Artivion, Inc.	51,571	917,964
#*	Assembly Biosciences, Inc.	12,319	22,913
*	aTyr Pharma, Inc.	15,283	86,960
#*	Avanos Medical, Inc.	390,565	11,818,497
*	Biocept, Inc.	2,387	6,684
*	BioDelivery Sciences International, Inc.	88,463	323,775
*	Brookdale Senior Living, Inc.	1,680,846	8,891,675
#*	Cara Therapeutics, Inc.	67,357	779,994
*	Catalyst Biosciences, Inc.	190,802	110,665
#*	Catalyst Pharmaceuticals, Inc.	109,637	631,509
#*	Chinook Therapeutics, Inc.	8,195	105,716
#*	Collegium Pharmaceutical, Inc.	19,546	348,896
*	Community Health Systems, Inc.	208,939	2,651,436
#*	Computer Programs & Systems, Inc.	51,813	1,467,344
*	Concert Pharmaceuticals, Inc.	190,767	578,024
#*	Corvus Pharmaceuticals, Inc.	16,915	30,447
*	Covetrus, Inc.	394,126	7,121,857
*	Cross Country Healthcare, Inc.	378,573	8,143,105
*	Cumberland Pharmaceuticals, Inc.	146,857	493,440
#*	Cyclerion Therapeutics, Inc.	21,258	28,061
#*	Cymabay Therapeutics, Inc.	26,576	79,196
#*	DiaMedica Therapeutics, Inc.	3,300	8,547
#*	Eagle Pharmaceuticals, Inc.	5,844	268,473
#*	Eiger BioPharmaceuticals, Inc.	14,245	61,538
*	Elanco Animal Health, Inc.	178,410	4,645,796
*	Electromed, Inc.	44,227	572,740
#*	Emergent BioSolutions, Inc.	25,564	1,196,395
*	Enanta Pharmaceuticals, Inc.	35,168	2,089,683
	Encompass Health Corp.	7,125	442,035
#*	Endo International PLC	96,251	307,041
#*	Envista Holdings Corp.	776,545	33,577,806
#*	Enzo Biochem, Inc.	177,693	572,171
#*	Evolent Health, Inc., Class A	546,385	12,954,788
*	Exagen, Inc.	151	1,484
*	FONAR Corp.	63,630	988,174
#*	GeoVax Labs, Inc.	7,151	17,305
#*	GlycoMimetics, Inc.	106,539	126,781
*	Harvard Bioscience, Inc.	354,985	2,066,013
*	HealthEquity, Inc.	7,473	399,357
*	HealthStream, Inc.	234,878	5,719,279
*	Heat Biologics, Inc.	3,325	9,709
#*	Homology Medicines, Inc.	12,405	46,147
*	Immunic, Inc.	2,843	33,519
#*	Immunovant, Inc.	18,365	128,371
#*	Innoviva, Inc.	35,074	562,236
*	Inogen, Inc.	98,149	2,917,970
#*	Integer Holdings Corp.	239,663	18,791,976
#*	IntriCon Corp.	45,089	659,652
#*	Invacare Corp.	252,443	567,997
*	Jazz Pharmaceuticals PLC	149,574	20,777,324
#*	Jounce Therapeutics, Inc.	78,369	586,200
*	Kewaunee Scientific Corp.	13,861	203,064
*	Kezar Life Sciences, Inc.	4,287	56,503
#*	Kura Oncology, Inc.	11,445	161,260

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Lannett Co., Inc.	25,294	$38,700
#*	LENSAR, Inc.	116,724	695,675
*	Ligand Pharmaceuticals, Inc.	3,900	486,057
#*	Lumos Pharma, Inc.	4,529	45,290
*»	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	625,671	15,297,656
#*	Meridian Bioscience, Inc.	257,413	5,367,061
*	Merit Medical Systems, Inc.	226,074	12,535,803
*	Microbot Medical, Inc.	7,320	43,115
*	ModivCare, Inc.	30,248	3,506,651
#*	Mustang Bio, Inc.	194,763	229,820
*	Myriad Genetics, Inc.	365,852	9,618,249
	National HealthCare Corp.	71,881	4,701,017
*	Natus Medical, Inc.	88,665	2,042,842
*	NextCure, Inc.	6,347	35,353
*	NextGen Healthcare, Inc.	215,076	4,153,118
*	NuVasive, Inc.	42,256	2,197,735
#*	Opiant Pharmaceuticals, Inc.	1,406	35,136
#*	OPKO Health, Inc.	327,964	1,026,527
#*	OraSure Technologies, Inc.	480,823	4,255,284
*	Orthofix Medical, Inc.	87,342	2,655,197
#*	Otonomy, Inc.	168,108	337,897
	Owens & Minor, Inc.	523,242	22,023,256
#*	Pacira BioSciences, Inc.	8,566	537,688
	Patterson Cos., Inc.	666,415	19,119,446
#*»††	PDL BioPharma, Inc.	1,058,582	3,630,936
	Perrigo Co. PLC	836,391	31,841,405
#*	PetIQ, Inc.	123,755	2,529,552
	Phibro Animal Health Corp., Class A	65,326	1,260,792
	Premier, Inc., Class A	331,968	12,687,817
*	Prestige Consumer Healthcare, Inc.	411,343	23,220,312
*	Prothena Corp. PLC	180,575	6,153,996
#*	Satsuma Pharmaceuticals, Inc.	1,387	7,282
*	Savara, Inc.	5,735	7,054
#*	SeaSpine Holdings Corp.	6,058	72,575
	Select Medical Holdings Corp.	739,258	17,172,963
*	Sharps Compliance Corp.	4,600	31,050
*	Sio Gene Therapies, Inc.	31,028	36,303
*	Supernus Pharmaceuticals, Inc.	296,236	9,138,881
#*	Surface Oncology, Inc.	34,373	128,899
#*	Surgalign Holdings, Inc.	96,865	66,837
#*	Synlogic, Inc.	211,946	442,967
#*	Syros Pharmaceuticals, Inc.	3,778	7,480
#*	Taro Pharmaceutical Industries Ltd.	30,914	1,447,393
»	Tetraphase Pharmaceuticals, Inc.	1,600	480
*	Triple-S Management Corp.	218,550	7,865,615
*	United Therapeutics Corp.	7,282	1,470,017
	Universal Health Services, Inc., Class B	214,859	27,944,562
	Utah Medical Products, Inc.	3,225	303,376
#*	Vanda Pharmaceuticals, Inc.	254,137	3,852,717
#*	Varex Imaging Corp.	195,514	5,102,915
#*	Viking Therapeutics, Inc.	28,124	104,340
	XBiotech, Inc.	3,320	35,756
TOTAL HEALTH CARE			526,604,560
INDUSTRIALS — (17.5%)
#*	AAR Corp.	309,225	12,452,491
	ABM Industries, Inc.	551,545	22,993,911
#*	Acacia Research Corp.	197,243	887,594

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ACCO Brands Corp.	935,723	$7,616,785
#	Acme United Corp.	40,941	1,351,053
#	ADT, Inc.	923,357	7,008,280
*	AeroVironment, Inc.	465	26,468
	AGCO Corp.	409,961	48,047,429
	Air Lease Corp.	947,766	37,730,564
*	Air T, Inc.	1,884	42,767
#*	Air Transport Services Group, Inc.	309,207	8,302,208
#*	Akerna Corp.	3,275	4,487
	Alamo Group, Inc.	101,804	14,339,093
	Albany International Corp., Class A	82,231	6,883,557
	Allied Motion Technologies, Inc.	20,545	736,538
	Altra Industrial Motion Corp.	70,678	3,412,334
	AMERCO	96,508	58,768,547
#*	American Woodmark Corp.	100,284	6,010,020
#	Apogee Enterprises, Inc.	225,026	10,047,411
	Applied Industrial Technologies, Inc.	111,862	10,960,239
#	ARC Document Solutions, Inc.	2,396	7,883
#	ArcBest Corp.	237,321	20,988,669
	Arcosa, Inc.	400,805	18,701,561
	Argan, Inc.	114,133	4,240,041
#*	Armstrong Flooring, Inc.	160,833	312,016
*	ASGN, Inc.	109,963	12,631,450
	Astec Industries, Inc.	229,338	14,514,802
*	Astronics Corp.	174,372	2,097,695
#*	Astronics Corp., Class B	5,303	62,522
#*	Atlas Air Worldwide Holdings, Inc.	258,122	20,734,940
*	Avalon Holdings Corp., Class A	11,325	37,599
	AZZ, Inc.	95,207	4,529,949
	Barnes Group, Inc.	361,872	16,345,758
	Barrett Business Services, Inc.	15,551	995,264
*	Beacon Roofing Supply, Inc.	562,607	30,870,246
#	BGSF, Inc.	37,013	503,747
	Boise Cascade Co.	310,473	21,801,414
	Brady Corp., Class A	72,157	3,746,391
#*	BrightView Holdings, Inc.	39,412	522,997
#*	Broadwind, Inc.	66,870	118,360
*	Builders FirstSource, Inc.	683,763	46,489,046
*	CACI International, Inc., Class A	75,317	18,637,945
	Carlisle Cos., Inc.	14,280	3,190,723
*	CBIZ, Inc.	452,368	17,474,976
*	CECO Environmental Corp.	385,446	2,432,164
#*	Chart Industries, Inc.	129,657	15,801,299
	Chicago Rivet & Machine Co.	2,571	67,489
#*	CIRCOR International, Inc.	115,743	3,214,183
#*	Civeo Corp.	55,692	1,201,276
*	Clean Harbors, Inc.	312,980	28,966,299
*	Colfax Corp.	993,777	40,864,110
	Columbus McKinnon Corp.	198,867	8,606,964
	Comfort Systems USA, Inc.	81,274	7,296,780
#*	Commercial Vehicle Group, Inc.	162,513	1,257,851
	CompX International, Inc.	9,862	222,585
#*	Concrete Pumping Holdings, Inc.	25,943	212,992
*	Construction Partners, Inc., Class A	1,516	39,780
#*	Copa Holdings SA, Class A	38,266	3,198,272
*	Cornerstone Building Brands, Inc.	51,486	759,419
	Costamare, Inc.	616,380	8,099,233
*	Covenant Logistics Group, Inc.	150,924	3,278,069
*	CPI Aerostructures, Inc.	45,063	102,744

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	65,096	$5,537,066
	Curtiss-Wright Corp.	8,551	1,135,487
	Deluxe Corp.	64,235	1,933,474
#*	DLH Holdings Corp.	1,525	28,609
*	Ducommun, Inc.	118,941	5,203,669
#*	DXP Enterprises, Inc.	168,129	4,800,083
#*	Dycom Industries, Inc.	252,165	21,254,988
#	Eagle Bulk Shipping, Inc.	34,074	1,527,197
	Eastern Co.	37,358	891,735
	EMCOR Group, Inc.	124,848	14,883,130
	Encore Wire Corp.	172,278	19,414,008
	Enerpac Tool Group Corp.	68,679	1,225,920
	EnerSys	109,383	8,196,068
	Eneti, Inc.	77,623	530,941
#	Ennis, Inc.	251,948	4,769,376
#	EnPro Industries, Inc.	84,419	8,865,683
	ESCO Technologies, Inc.	194,417	15,510,588
	Espey Manufacturing & Electronics Corp.	8,752	114,214
	Federal Signal Corp.	495,967	19,352,632
#*	Fluor Corp.	528,736	11,124,605
	Forward Air Corp.	85,907	9,131,914
	Franklin Electric Co., Inc.	26,845	2,330,146
#*	FTI Consulting, Inc.	35,101	5,118,077
*	Gates Industrial Corp. PLC	159,319	2,464,665
#	GATX Corp.	322,540	33,689,303
	Genco Shipping & Trading Ltd.	388,940	6,051,906
*	Gencor Industries, Inc.	90,611	1,013,031
*	Gibraltar Industries, Inc.	236,742	12,973,462
*	GMS, Inc.	344,875	17,650,703
#	Gorman-Rupp Co.	295,129	11,837,624
	Graham Corp.	60,188	742,720
#	Granite Construction, Inc.	414,325	14,907,414
#*	Great Lakes Dredge & Dock Corp.	611,008	8,364,700
#	Greenbrier Cos., Inc.	278,323	11,233,116
	Griffon Corp.	390,762	8,749,161
*	Harsco Corp.	254,214	3,991,160
#*	Hawaiian Holdings, Inc.	443,389	7,581,952
#	Healthcare Services Group, Inc.	9,245	168,167
	Heartland Express, Inc.	510,614	7,638,785
	Heidrick & Struggles International, Inc.	187,375	8,201,404
	Helios Technologies, Inc.	85,872	6,580,371
	Herc Holdings, Inc.	143,411	23,010,295
*	Heritage-Crystal Clean, Inc.	87,954	2,516,364
*	Hill International, Inc.	254,775	517,193
	Hillenbrand, Inc.	140,347	6,523,329
#	HNI Corp.	40,155	1,684,101
*	Hub Group, Inc., Class A	305,591	23,139,351
*	Hudson Global, Inc.	669	19,990
*	Hudson Technologies, Inc.	77,626	289,545
	Hurco Cos., Inc.	53,122	1,711,060
*	Huron Consulting Group, Inc.	307,962	13,587,283
#*	Huttig Building Products, Inc.	5,028	45,855
#	Hyster-Yale Materials Handling, Inc.	126,587	5,682,490
	ICF International, Inc.	145,185	13,704,012
*	IES Holdings, Inc.	8,144	401,499
	Insteel Industries, Inc.	174,970	6,619,115
	Interface, Inc.	255,697	3,390,542
#*	JELD-WEN Holding, Inc.	460,734	10,873,322
	Kadant, Inc.	45,336	9,474,317

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	236,902	$9,468,973
#*	KAR Auction Services, Inc.	487,140	6,927,131
	Kelly Services, Inc., Class A	353,993	6,046,200
	Kennametal, Inc.	494,352	17,089,749
	Kimball International, Inc., Class B	196,952	1,934,069
*	Kirby Corp.	321,125	20,930,927
	Knight-Swift Transportation Holdings, Inc.	1,205,722	68,219,751
	Korn Ferry	464,824	30,855,017
*	Kratos Defense & Security Solutions, Inc.	36,339	609,042
#*	Lawson Products, Inc.	42,788	2,082,064
#*	LB Foster Co., Class A	98,883	1,495,111
*	Limbach Holdings, Inc.	112,469	950,363
*	LS Starrett Co., Class A	3,180	28,811
	LSI Industries, Inc.	214,262	1,594,109
*	Manitex International, Inc.	53,843	382,824
*	Manitowoc Co., Inc.	489,623	8,935,620
	ManpowerGroup, Inc.	59,087	6,196,454
	ManTech International Corp., Class A	211,419	15,272,909
	Marten Transport Ltd.	556,139	9,281,960
*	Masonite International Corp.	103,155	10,237,102
#*	MasTec, Inc.	524,418	45,168,122
*	Mastech Digital, Inc.	9,609	170,079
#*	Matrix Service Co.	271,288	1,969,551
#	Matson, Inc.	332,823	32,503,494
	Matthews International Corp., Class A	298,702	10,490,414
	Maxar Technologies, Inc.	162,334	4,222,307
#*	Mayville Engineering Co., Inc.	5,288	60,653
	McGrath RentCorp	201,289	15,340,235
*	Mercury Systems, Inc.	21,751	1,238,067
#*	Mesa Air Group, Inc.	108,925	544,625
	Miller Industries, Inc.	99,975	3,146,213
#	MillerKnoll, Inc.	111,530	4,307,289
*	Mistras Group, Inc.	233,748	1,570,787
	Moog, Inc., Class A	214,330	16,340,519
*	MRC Global, Inc.	539,120	3,994,879
	Mueller Industries, Inc.	311,050	16,068,843
	Mueller Water Products, Inc., Class A	338,071	4,344,212
*	MYR Group, Inc.	163,876	15,409,260
	National Presto Industries, Inc.	48,840	4,017,090
	Nielsen Holdings PLC	1,092,240	20,599,646
#	NL Industries, Inc.	64,362	418,353
#*	NN, Inc.	414,267	1,578,357
#*	Northwest Pipe Co.	126,446	3,587,273
*	NOW, Inc.	1,182,011	10,508,078
#*	NV5 Global, Inc.	60,833	6,362,523
	nVent Electric PLC	340,690	11,784,467
#*	Orion Energy Systems, Inc.	6,444	20,750
#*	Orion Group Holdings, Inc.	369,855	1,183,536
	Oshkosh Corp.	206,562	23,508,821
	Owens Corning	140,601	12,471,309
#*	P&F Industries, Inc., Class A	1,458	8,923
#*	PAM Transportation Services, Inc.	58,166	4,061,732
#	Park Aerospace Corp.	233,066	3,153,383
#	Park-Ohio Holdings Corp.	119,748	2,423,700
#*	Parsons Corp.	25,441	774,678
	Patriot Transportation Holding, Inc.	5,926	48,534
*	Perma-Fix Environmental Services, Inc.	15,435	90,912
*	Perma-Pipe International Holdings, Inc.	30,152	266,845
*	PGT Innovations, Inc.	299,305	5,683,802

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	151,523	$4,524,477
	Preformed Line Products Co.	39,672	2,405,710
	Primoris Services Corp.	490,528	12,616,380
*	Quad/Graphics, Inc.	288,236	1,279,768
#	Quanex Building Products Corp.	321,197	6,998,883
	Quanta Services, Inc.	130,556	13,410,712
*	Quest Resource Holding Corp.	3,236	19,901
*	Radiant Logistics, Inc.	430,809	2,675,324
#*	RCM Technologies, Inc.	52,363	359,210
	Regal Rexnord Corp.	209,859	33,258,454
*	Resideo Technologies, Inc.	441,903	10,950,356
	Resources Connection, Inc.	344,172	5,998,918
#	REV Group, Inc.	134,713	1,809,196
	Rush Enterprises, Inc., Class A	317,851	16,788,890
	Rush Enterprises, Inc., Class B	45,877	2,327,799
	Ryder System, Inc.	391,993	28,689,968
	Schneider National, Inc., Class B	337,777	8,647,091
	Science Applications International Corp.	45,324	3,717,928
*	Sensata Technologies Holding PLC	445,263	25,540,286
*	SIFCO Industries, Inc.	17,808	108,611
*	SkyWest, Inc.	457,434	17,451,107
	Snap-on, Inc.	129,024	26,869,248
*	SP Plus Corp.	52,119	1,468,713
#*	Spirit Airlines, Inc.	718,677	15,429,995
	SPX FLOW, Inc.	177,546	15,304,465
	Standex International Corp.	30,247	3,005,039
	Steelcase, Inc., Class A	854,076	10,539,298
*	Sterling Construction Co., Inc.	231,023	5,870,294
#*	Sunrun, Inc.	50,442	1,307,961
*	Team, Inc.	201,718	143,805
#	Tecnoglass, Inc.	11,018	226,971
	Tennant Co.	4,645	358,455
	Terex Corp.	534,528	22,300,508
	Textainer Group Holdings Ltd.	294,735	10,840,353
*	Thermon Group Holdings, Inc.	305,404	5,237,679
	Timken Co.	368,887	24,641,652
*	Titan International, Inc.	913,866	8,910,194
*	Titan Machinery, Inc.	248,510	7,654,108
#	Trinity Industries, Inc.	1,042,010	29,936,947
	Triton International Ltd.	638,542	38,580,708
*	TrueBlue, Inc.	395,401	10,517,667
*	Tutor Perini Corp.	497,096	5,915,442
#*	Twin Disc, Inc.	76,056	875,405
#*	U.S. Ecology, Inc.	24,469	699,324
#*	U.S. Xpress Enterprises, Inc., Class A	86,544	390,313
	UFP Industries, Inc.	438,505	35,019,009
*	Ultralife Corp.	141,928	759,315
	UniFirst Corp.	40,488	7,696,364
#*	Univar Solutions, Inc.	425,434	11,274,001
	Universal Logistics Holdings, Inc.	44,529	758,329
*	USA Truck, Inc.	110,239	2,080,210
*	Vectrus, Inc.	127,469	5,864,849
*	Veritiv Corp.	211,068	19,646,209
*	Viad Corp.	95,207	3,586,448
#*	Vidler Water Resouces, Inc.	133,582	1,572,260
#*	Virco Mfg. Corp.	19,199	57,597
#*	Volt Information Sciences, Inc.	27,050	84,199
	VSE Corp.	89,501	4,616,462
	Wabash National Corp.	514,984	10,103,986

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Werner Enterprises, Inc.	512,007	$22,830,392
*	WESCO International, Inc.	323,416	39,421,176
#*	Willdan Group, Inc.	24,706	777,251
#*	Willis Lease Finance Corp.	14,248	509,651
*	WillScot Mobile Mini Holdings Corp.	745,880	27,627,395
	Zurn Water Solutions Corp.	81,633	2,493,072
TOTAL INDUSTRIALS			2,244,070,331
INFORMATION TECHNOLOGY — (8.6%)
#*	3D Systems Corp.	53,054	949,667
*	ACI Worldwide, Inc.	29,759	1,022,817
*»	Actua Corp.	92,463	0
#	ADTRAN, Inc.	476,485	9,153,277
	Advanced Energy Industries, Inc.	380	32,748
*	Airgain, Inc.	3,800	36,290
#*	Alithya Group, Inc., Class A	62,439	152,976
#	Alliance Data Systems Corp.	76,906	5,309,590
*	Alpha & Omega Semiconductor Ltd.	225,820	10,168,675
	Amkor Technology, Inc.	2,212,058	48,709,517
*	Amtech Systems, Inc.	147,143	1,321,344
#*	Applied Optoelectronics, Inc.	84,800	347,680
*	Arrow Electronics, Inc.	701,840	87,028,160
*	AstroNova, Inc.	61,074	839,157
*	Asure Software, Inc.	57,950	420,138
*	Aviat Networks, Inc.	45,784	1,328,652
	Avnet, Inc.	871,520	35,174,547
*	Aware, Inc.	190,822	551,476
*	Axcelis Technologies, Inc.	298,367	18,680,758
*	AXT, Inc.	430,368	3,223,456
#	Bel Fuse, Inc., Class A	3,065	48,366
#	Bel Fuse, Inc., Class B	93,607	1,162,599
	Belden, Inc.	166,016	9,288,595
#	Benchmark Electronics, Inc.	346,107	8,355,023
	BK Technologies Corp.	8,250	19,305
#*	BM Technologies, Inc.	61,728	582,712
	Cass Information Systems, Inc.	30,311	1,233,051
#*	Cerence, Inc.	20,336	1,291,133
*	Ciena Corp.	28,086	1,862,383
*	ClearOne, Inc.	400	400
*	Cognyte Software Ltd.	39,067	423,877
#*	Cohu, Inc.	399,234	13,166,737
	Communications Systems, Inc.	75,050	153,853
*	Computer Task Group, Inc.	156,676	1,395,983
	Comtech Telecommunications Corp.	266,811	5,424,268
	Concentrix Corp.	309,665	62,239,568
*	Conduent, Inc.	1,280,843	6,058,387
*	Consensus Cloud Solutions, Inc.	7,412	420,260
	CSG Systems International, Inc.	40,569	2,303,102
*	CSP, Inc.	5,024	41,197
	CTS Corp.	194,516	6,526,012
*	CyberOptics Corp.	72,650	2,728,734
*	Daktronics, Inc.	458,271	2,245,528
*	Data I/O Corp.	68,369	341,845
*	Digi International, Inc.	293,209	6,550,289
*	Diodes, Inc.	357,611	33,182,725
*	DXC Technology Co.	1,020,715	30,703,107
#	Ebix, Inc.	40,469	1,229,853
*	EMCORE Corp.	246,062	1,429,620
*	ePlus, Inc.	194,440	8,938,407

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	310,576	$35,144,780
*	FARO Technologies, Inc.	1,451	78,804
*	First Solar, Inc.	260,455	20,414,463
*	Flex Ltd.	2,358,817	38,165,659
*	FormFactor, Inc.	253,542	10,836,385
#*	Frequency Electronics, Inc.	50,425	458,363
*	Genasys, Inc.	13,137	50,840
#*	GSI Technology, Inc.	139,660	617,297
*	GTY Technology Holdings, Inc.	21,253	107,328
	Hackett Group, Inc.	37,089	709,883
#*	Harmonic, Inc.	944,723	10,165,220
#*	I3 Verticals, Inc., Class A	8,725	201,897
#*	Ichor Holdings Ltd.	133,931	5,681,353
#*	Immersion Corp.	30,075	155,488
	Information Services Group, Inc.	10,211	65,963
*	Insight Enterprises, Inc.	254,335	23,945,640
#	InterDigital, Inc.	84,811	5,854,503
*	inTEST Corp.	160,960	1,714,224
#*	Intevac, Inc.	103,941	586,227
#*	Issuer Direct Corp.	7,126	223,899
#*	Iteris, Inc.	23,441	93,295
#*	Itron, Inc.	26,566	1,647,092
	Jabil, Inc.	687,066	42,247,688
	Juniper Networks, Inc.	502,613	17,500,985
*	Key Tronic Corp.	72,148	441,546
#*	Kimball Electronics, Inc.	235,525	4,661,040
#*	Knowles Corp.	806,620	17,108,410
#	Kulicke & Soffa Industries, Inc.	462,183	25,276,788
#*	KVH Industries, Inc.	184,069	1,656,621
*	Lantronix, Inc.	10,436	75,452
#*	LightPath Technologies, Inc., Class A	29,747	71,393
#*	Luna Innovations, Inc.	62,535	455,880
*	Magnachip Semiconductor Corp.	4,440	78,988
	Maximus, Inc.	41,447	3,204,682
#	Methode Electronics, Inc.	335,348	14,765,372
*	N-Able, Inc.	1,913	21,349
*	NeoPhotonics Corp.	509,074	7,819,377
#*	NETGEAR, Inc.	297,176	8,222,860
*	NetScout Systems, Inc.	619,301	19,538,947
#*	NetSol Technologies, Inc.	2,106	8,150
	Network-1 Technologies, Inc.	110,240	289,920
*	OneSpan, Inc.	127,200	2,042,832
*	Onto Innovation, Inc.	243,236	22,265,823
*	Optical Cable Corp.	55,866	261,732
*	OSI Systems, Inc.	144,793	12,009,131
	PC Connection, Inc.	151,550	6,569,693
	PC-Tel, Inc.	141,571	744,663
*	PDF Solutions, Inc.	79,065	2,350,602
*	PFSweb, Inc.	9,825	114,854
*	Photronics, Inc.	600,814	10,742,554
*	Plexus Corp.	226,602	17,566,187
#*	Powerfleet, Inc.	11,359	40,552
*	Rambus, Inc.	375,971	9,493,268
#*	RealNetworks, Inc.	29,105	24,242
*	RF Industries Ltd.	71,364	515,248
*	Ribbon Communications, Inc.	617,222	2,777,499
	Richardson Electronics Ltd.	105,572	1,340,764
*	Rogers Corp.	140,207	38,269,501
*	Rubicon Technology, Inc.	262	2,316

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	600,457	$22,709,284
	Sapiens International Corp. NV	12,425	395,612
*	ScanSource, Inc.	260,726	8,129,437
#*	SigmaTron International, Inc.	5,630	45,997
#*»	Silicon Graphics, Inc.	494	0
	SolarWinds Corp.	26,880	365,568
*	StarTek, Inc.	24,384	124,115
*	Stratasys Ltd.	287,159	6,845,871
*	Super Micro Computer, Inc.	347,478	14,079,809
#*	Synchronoss Technologies, Inc.	108,689	221,726
	Taitron Components, Inc., Class A	12,497	44,239
	TD SYNNEX Corp.	379,006	39,632,657
*	TESSCO Technologies, Inc.	113,256	639,896
*	Trio-Tech International	3,288	22,950
*	TTM Technologies, Inc.	1,018,597	13,710,316
#*	Turtle Beach Corp.	12,175	247,396
#*	Ultra Clean Holdings, Inc.	349,486	17,621,084
*	Universal Security Instruments, Inc.	2,901	7,804
*	Upland Software, Inc.	55,930	1,096,228
#*	Veeco Instruments, Inc.	413,741	11,373,740
*	Verint Systems, Inc.	57,831	2,968,465
#*	Viasat, Inc.	83,661	3,682,757
#*	VirnetX Holding Corp.	2,205	4,983
	Vishay Intertechnology, Inc.	1,093,594	22,648,332
*	Vishay Precision Group, Inc.	122,501	3,923,707
	Wayside Technology Group, Inc.	23,097	737,025
*	WidePoint Corp.	8,081	30,950
#*	Wireless Telecom Group, Inc.	23,991	45,103
	Xerox Holdings Corp.	1,462,585	30,875,169
	Xperi Holding Corp.	716,857	12,093,378
TOTAL INFORMATION TECHNOLOGY			1,095,616,954
MATERIALS — (8.3%)
*	Advanced Emissions Solutions, Inc.	20,916	130,516
	AdvanSix, Inc.	211,734	8,911,884
#*	AgroFresh Solutions, Inc.	207,715	411,276
#	Alcoa Corp.	1,140,009	64,649,910
#*	Allegheny Technologies, Inc.	133,799	2,447,184
*	Alpha Metallurgical Resources, Inc.	18,228	1,152,556
	American Vanguard Corp.	318,765	4,835,665
#*	Ampco-Pittsburgh Corp.	58,639	334,829
*	Arconic Corp.	99,318	3,071,906
#	Ashland Global Holdings, Inc.	336,945	32,360,198
	Avient Corp.	7,943	395,323
*	Berry Global Group, Inc.	185,364	12,497,241
	Cabot Corp.	268,364	14,757,336
	Caledonia Mining Corp. PLC	2,000	22,720
	Carpenter Technology Corp.	423,098	12,151,375
#*	Century Aluminum Co.	658,966	10,108,538
	Chase Corp.	9,085	861,985
*	Clearwater Paper Corp.	175,956	5,563,729
#*	Cleveland-Cliffs, Inc.	130,558	2,237,764
#*	Coeur Mining, Inc.	998,645	4,683,645
	Commercial Metals Co.	979,465	32,753,310
#*	Core Molding Technologies, Inc.	41,394	331,566
	Ecovyst, Inc.	166,877	1,707,152
	Element Solutions, Inc.	1,508,110	33,841,988
*	Ferro Corp.	295,804	6,448,527
*	Ferroglobe PLC	228,106	1,158,779

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*»	Ferroglobe Representation & Warranty Insurance Trust	92,458	$0
*	Flexible Solutions International, Inc.	27,598	94,385
*	Flotek Industries, Inc.	56,590	46,064
	Fortitude Gold Corp.	108,769	696,122
	Friedman Industries, Inc.	70,982	673,619
	FutureFuel Corp.	560,210	4,369,638
*	GCP Applied Technologies, Inc.	109,614	3,496,687
	Glatfelter Corp.	447,754	7,773,009
	Gold Resource Corp.	395,643	648,855
	Graphic Packaging Holding Co.	1,752,719	33,143,916
#	Greif, Inc., Class A	202,581	11,984,692
	Greif, Inc., Class B	34,036	2,021,738
	Hawkins, Inc.	196,376	7,328,752
	Haynes International, Inc.	177,506	6,677,776
#	HB Fuller Co.	389,355	27,944,008
#	Hecla Mining Co.	4,667,298	23,149,798
	Huntsman Corp.	1,829,461	65,549,588
	Innospec, Inc.	214,823	19,969,946
*	Intrepid Potash, Inc.	121,750	4,721,465
#	Kaiser Aluminum Corp.	90,908	8,704,441
#*	Koppers Holdings, Inc.	50,225	1,500,723
*	Kraton Corp.	315,956	14,654,039
#	Kronos Worldwide, Inc.	331,902	4,762,794
	Louisiana-Pacific Corp.	30,129	2,001,771
#*	LSB Industries, Inc.	172,666	1,678,314
	Materion Corp.	161,441	13,375,387
#*	McEwen Mining, Inc.	9,650	8,226
	Mercer International, Inc.	644,620	7,832,133
	Minerals Technologies, Inc.	307,451	21,512,346
	Mosaic Co.	631,580	25,231,621
	Myers Industries, Inc.	34,719	627,372
	Neenah, Inc.	57,497	2,650,612
#	Nexa Resources SA	59,531	493,512
#	Northern Technologies International Corp.	28,308	382,158
	Olin Corp.	1,023,815	51,876,706
	Olympic Steel, Inc.	115,678	2,462,785
*	Ramaco Resources, Inc.	1,595	18,789
#*	Ranpak Holdings Corp.	9,173	246,387
#*	Rayonier Advanced Materials, Inc.	596,754	3,717,777
	Reliance Steel & Aluminum Co.	529,742	80,986,957
	Resolute Forest Products, Inc.	764,136	10,407,532
	Ryerson Holding Corp.	63,128	1,294,124
#	Schnitzer Steel Industries, Inc., Class A	270,724	10,596,137
#	Schweitzer-Mauduit International, Inc.	283,535	8,582,604
	Sensient Technologies Corp.	67,764	5,742,321
	Silgan Holdings, Inc.	26,744	1,197,596
	Sonoco Products Co.	273,808	15,508,485
	Steel Dynamics, Inc.	1,223,216	67,912,952
	Stepan Co.	179,507	19,774,491
*	Summit Materials, Inc., Class A	806,317	28,672,633
	SunCoke Energy, Inc.	790,810	5,417,049
*	Synalloy Corp.	63,101	1,051,263
#*	TimkenSteel Corp.	588,486	8,256,459
*	Trecora Resources	234,188	1,960,154
	Tredegar Corp.	349,277	4,104,005
#	TriMas Corp.	99,204	3,448,331
#	Trinseo PLC	228,630	12,240,850
	Tronox Holdings PLC, Class A	789,786	17,928,142
#	U.S. Steel Corp.	581,437	12,047,375

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	UFP Technologies, Inc.	35,269	$2,502,688
	United States Lime & Minerals, Inc.	34,268	4,334,559
#*	Universal Stainless & Alloy Products, Inc.	74,539	652,216
*	Venator Materials PLC	269,570	652,359
	Verso Corp., Class A	394,922	10,615,503
	Warrior Met Coal, Inc.	146,635	3,841,837
#	Westlake Chemical Corp.	623,486	61,506,894
	WestRock Co.	240,947	11,122,114
#	Worthington Industries, Inc.	236,360	12,805,985
TOTAL MATERIALS			1,067,018,468
REAL ESTATE — (1.0%)
#*	AMREP Corp.	7,243	86,916
#	CTO Realty Growth, Inc.	1,944	113,899
#*	Cushman & Wakefield PLC	302,248	6,344,186
*	Five Point Holdings LLC, Class A	21,421	124,028
*	Forestar Group, Inc.	93,249	1,860,318
*	FRP Holdings, Inc.	50,058	2,827,276
*	Howard Hughes Corp.	191,044	18,399,448
	Indus Realty Trust, Inc.	11,523	905,132
*	Jones Lang LaSalle, Inc.	234,352	58,773,138
	Kennedy-Wilson Holdings, Inc.	110,753	2,487,512
*	Marcus & Millichap, Inc.	142,394	6,665,463
#	Newmark Group, Inc., Class A	90,221	1,381,283
#*	Rafael Holdings, Inc., Class B	43,651	180,715
	RE/MAX Holdings, Inc., Class A	180,165	5,361,710
#*	Realogy Holdings Corp.	1,013,212	16,717,998
#*	Stratus Properties, Inc.	8,092	296,491
#*	Tejon Ranch Co.	280,061	4,875,862
#*	Trinity Place Holdings, Inc.	27,774	49,993
TOTAL REAL ESTATE			127,451,368
UTILITIES — (0.6%)
#	Brookfield Renewable Corp., Class A	107,614	3,682,551
#	Genie Energy Ltd., Class B	167,221	841,122
#	Macquarie Infrastructure Holdings LLC	718,782	2,594,803
	MDU Resources Group, Inc.	602,770	17,703,355
#	New Jersey Resources Corp.	167,082	6,718,367
	NRG Energy, Inc.	91,883	3,668,888
#	Ormat Technologies, Inc.	42,530	2,898,845
	Vistra Corp.	1,429,625	31,180,121
TOTAL UTILITIES			69,288,052
TOTAL COMMON STOCKS			12,085,353,684
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	17,874	517,453
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	10,258	986,204
INDUSTRIALS — (0.1%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	179,137	5,460,096
TOTAL PREFERRED STOCKS			6,963,753

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	366,740	$0
TOTAL INVESTMENT SECURITIES (Cost $7,916,263,660)			12,092,317,437

TEMPORARY CASH INVESTMENTS — (1.6%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	200,229,079	200,229,079
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	43,647,639	504,959,538
TOTAL INVESTMENTS — (100.0%)
(Cost $8,621,433,354)^^			$12,797,506,054
As of January 31, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,044	03/18/22	$236,220,889	$235,121,850	$(1,099,039)
Total Futures Contracts			$236,220,889	$235,121,850	$(1,099,039)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$324,685,853	—	—	$324,685,853
Consumer Discretionary	1,639,415,836	—	$104,573	1,639,520,409
Consumer Staples	583,703,012	$8,863	—	583,711,875
Energy	912,105,868	—	—	912,105,868
Financials	3,495,153,189	126,757	—	3,495,279,946
Health Care	520,638,714	480	5,965,366	526,604,560
Industrials	2,244,070,331	—	—	2,244,070,331
Information Technology	1,095,616,954	—	—	1,095,616,954
Materials	1,067,018,468	—	—	1,067,018,468
Real Estate	127,451,368	—	—	127,451,368
Utilities	69,288,052	—	—	69,288,052
Preferred Stocks
Communication Services	517,453	—	—	517,453
Consumer Discretionary	986,204	—	—	986,204
Industrials	5,460,096	—	—	5,460,096
Temporary Cash Investments	200,229,079	—	—	200,229,079
Securities Lending Collateral	—	504,959,538	—	504,959,538
Futures Contracts**	(1,099,039)	—	—	(1,099,039)
TOTAL	$12,285,241,438	$505,095,638	$6,069,939^	$12,796,407,015
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (2.4%)
#*	AMC Networks, Inc., Class A	35,971	$1,533,444
	ATN International, Inc.	374,538	14,861,668
*	Ballantyne Strong, Inc.	248,347	745,041
#*	Beasley Broadcast Group, Inc., Class A	53,843	100,686
#*	Boston Omaha Corp., Class A	44,471	1,173,590
#*	Cars.com, Inc.	667,519	10,399,946
#*	comScore, Inc.	149,013	451,509
#*	Consolidated Communications Holdings, Inc.	1,156,968	8,318,600
*	Cumulus Media, Inc., Class A	66,029	676,797
*	Daily Journal Corp.	763	247,204
#	DallasNews Corp.	11,910	83,846
*	DHI Group, Inc.	589,366	3,170,789
#*	EchoStar Corp., Class A	273,075	6,469,147
#	Entravision Communications Corp., Class A	692,930	4,199,156
#	EW Scripps Co., Class A	1,580,975	32,409,988
#*	Fluent, Inc.	54,029	86,446
*	Gaia, Inc.	7,204	52,877
#*	Gannett Co., Inc.	1,087,496	5,285,231
	Gray Television, Inc.	2,081,612	43,401,610
	Gray Television, Inc., Class A	17,333	344,060
*	Hemisphere Media Group, Inc.	38,247	248,223
*	Liberty Latin America Ltd., Class A	719,033	7,866,221
*	Liberty Latin America Ltd., Class C	1,946,557	21,042,281
#*	Lions Gate Entertainment Corp., Class A	937,292	14,696,739
*	Lions Gate Entertainment Corp., Class B	801,189	11,681,336
*	Loyalty Ventures, Inc.	102,633	3,008,173
#*	Marcus Corp.	276,489	4,658,840
*	Mediaco Holding, Inc., Class A	2,509	13,122
#	Nexstar Media Group, Inc., Class A	222,932	36,868,494
#*	Reading International, Inc., Class A	32,692	145,479
#	Saga Communications, Inc., Class A	157,074	3,483,901
	Scholastic Corp.	984,072	40,366,634
	Shenandoah Telecommunications Co.	28,515	649,287
	Spok Holdings, Inc.	354,033	3,497,846
	TEGNA, Inc.	1,013,796	19,627,091
#	Telephone & Data Systems, Inc.	2,010,811	39,814,058
*	Townsquare Media, Inc., Class A	34,479	454,433
*	TrueCar, Inc.	37,444	128,807
*	U.S. Cellular Corp.	630,249	19,298,224
#*	Urban One, Inc.	34,034	152,983
*	Urban One, Inc.	5,998	32,629
TOTAL COMMUNICATION SERVICES			361,746,436
CONSUMER DISCRETIONARY — (13.0%)
	Aaron's Co., Inc.	287,425	6,084,787
#*	Abercrombie & Fitch Co., Class A	1,254,176	48,912,864
*	Academy Sports & Outdoors, Inc.	152,917	5,948,471
*	Adient PLC	155,427	6,523,271
*	Adtalem Global Education, Inc.	1,357,753	39,945,093
	AMCON Distributing Co.	4,136	647,491
*	American Axle & Manufacturing Holdings, Inc.	638,651	5,198,619
#	American Eagle Outfitters, Inc.	214,952	4,907,354
#*	American Outdoor Brands, Inc.	313,841	5,203,484

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Public Education, Inc.	352,594	$7,541,986
#*	America's Car-Mart, Inc.	13,626	1,293,380
*	AutoNation, Inc.	504,461	54,986,249
#*	Barnes & Noble Education, Inc.	819,706	4,934,630
#	Bassett Furniture Industries, Inc.	203,471	3,776,422
*	Beazer Homes USA, Inc.	64,475	1,176,024
#*	Bed Bath & Beyond, Inc.	468,325	7,605,598
#	Big Lots, Inc.	476,035	19,950,627
#*	Biglari Holdings, Inc., Class A	806	503,734
#*	Biglari Holdings, Inc., Class B	2,138	253,353
*	BJ's Restaurants, Inc.	15,620	470,006
*	Bluegreen Vacations Holding Corp.	81,369	2,438,629
	Build-A-Bear Workshop, Inc.	163,682	2,920,087
	Caleres, Inc.	130,059	3,118,815
#	Canterbury Park Holding Corp.	15,171	276,871
	Carriage Services, Inc.	212,500	10,693,000
#	Carrols Restaurant Group, Inc.	243,413	601,230
	Cato Corp., Class A	402,720	6,652,934
	Century Communities, Inc.	739,160	48,673,686
#*	Charles & Colvard Ltd.	18,002	43,385
*	Chuy's Holdings, Inc.	7,398	186,504
#*	Conn's, Inc.	659,321	16,001,721
#*	Container Store Group, Inc.	436,376	4,451,035
»††	Contra Zagg, Inc.	226,626	20,396
#*	Cooper-Standard Holdings, Inc.	209,877	4,321,367
#	Crown Crafts, Inc.	143,916	990,142
	Culp, Inc.	69,197	626,233
	Dana, Inc.	1,603,347	34,728,496
	Del Taco Restaurants, Inc.	142,055	1,771,426
#*	Delta Apparel, Inc.	190,119	5,741,594
#	Dillard's, Inc., Class A	409,087	103,793,554
*	Duluth Holdings, Inc., Class B	25,542	385,173
*	El Pollo Loco Holdings, Inc.	134,583	1,795,337
#	Escalade, Inc.	46,799	669,226
#	Ethan Allen Interiors, Inc.	490,273	12,359,782
#*	Fiesta Restaurant Group, Inc.	37,532	355,428
*	Flanigan's Enterprises, Inc.	4,740	134,806
#	Flexsteel Industries, Inc.	117,196	2,919,352
	Foot Locker, Inc.	1,374,124	61,395,860
#*	Fossil Group, Inc.	576,753	6,396,191
#*	Full House Resorts, Inc.	102,470	904,810
	Gap, Inc.	230,557	4,166,165
#*	Genesco, Inc.	123,697	7,957,428
#*	G-III Apparel Group Ltd.	1,083,152	29,429,240
*	Goodyear Tire & Rubber Co.	4,423,322	91,695,465
	Graham Holdings Co., Class B	89,411	53,210,274
*	Grand Canyon Education, Inc.	172,562	14,439,988
*	Green Brick Partners, Inc.	584,289	13,835,964
#	Group 1 Automotive, Inc.	394,190	66,937,404
#	Guess?, Inc.	915,460	21,073,889
	Harley-Davidson, Inc.	503,805	17,416,539
#	Haverty Furniture Cos., Inc.	351,900	10,388,088
	Haverty Furniture Cos., Inc., Class A	5,701	151,305
#	Hibbett, Inc.	113,495	6,996,967
#	Hooker Furnishings Corp.	269,061	5,930,104
#*	iMedia Brands, Inc.	23,825	129,608
	Johnson Outdoors, Inc., Class A	131,898	11,899,838
	KB Home	487,270	20,587,158
#	Kohl's Corp.	753,238	44,975,841

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lakeland Industries, Inc.	146,749	$3,084,664
*	Lands' End, Inc.	183,197	3,358,001
	Laureate Education, Inc., Class A	1,149,474	14,540,846
	La-Z-Boy, Inc.	266,618	9,787,547
#*	Lazydays Holdings, Inc.	9,389	152,477
#*	Legacy Housing Corp.	5,506	136,329
#*	LGI Homes, Inc.	9,324	1,160,931
	Lifetime Brands, Inc.	407,035	6,309,043
*	Lincoln Educational Services Corp.	3,938	26,975
*	Live Ventures, Inc.	701	17,097
#*	LL Flooring Holdings, Inc.	20,027	289,190
*	M/I Homes, Inc.	434,428	23,020,340
	Macy's, Inc.	1,671,454	42,789,222
#*	MarineMax, Inc.	449,867	21,170,741
	Marriott Vacations Worldwide Corp.	306,619	49,788,793
	MDC Holdings, Inc.	1,503,191	76,196,752
»††	Media General, Inc.	564,216	69,794
*	Meritage Homes Corp.	575,946	58,763,770
*	Modine Manufacturing Co.	1,247,107	11,411,029
#	Monro, Inc.	30,343	1,508,957
#*	Motorcar Parts of America, Inc.	380,118	6,283,351
#	Movado Group, Inc.	326,127	12,089,528
	Nobility Homes, Inc.	1,505	48,160
*	ODP Corp.	1,167,792	51,651,440
#	OneWater Marine, Inc., Class A	1,561	80,719
	Penske Automotive Group, Inc.	966,553	98,230,781
*	Perdoceo Education Corp.	95,530	1,052,741
*	Playa Hotels & Resorts NV	306,373	2,337,626
#*	Potbelly Corp.	92,445	508,448
	PVH Corp.	348,954	33,154,120
»	QEP Co., Inc.	25,456	577,851
#	Qurate Retail, Inc., Class A	4,247,774	29,861,851
#	RCI Hospitality Holdings, Inc.	58,736	4,103,884
	Rocky Brands, Inc.	201,457	8,618,330
#	Shoe Carnival, Inc.	534,145	18,246,393
#	Signet Jewelers Ltd.	208,386	17,948,286
*	Skechers USA, Inc., Class A	222,780	9,356,760
#	Sonic Automotive, Inc., Class A	350,962	17,902,572
*	Sportsman's Warehouse Holdings, Inc.	35,537	389,486
	Standard Motor Products, Inc.	97,739	4,678,766
*	Stoneridge, Inc.	4,777	90,142
	Strategic Education, Inc.	73,029	4,356,910
*	Strattec Security Corp.	78,222	2,963,832
#*	Stride, Inc.	884,491	31,019,099
	Superior Group of Cos., Inc.	240,056	4,904,344
*	Superior Industries International, Inc.	132,248	585,859
*	Taylor Morrison Home Corp.	2,837,880	87,094,537
*	Terminix Global Holdings, Inc.	446,629	19,267,575
#	Thor Industries, Inc.	235,458	22,271,972
#	Tile Shop Holdings, Inc.	1,968	13,008
	Tilly's, Inc., Class A	578,356	7,622,732
	Toll Brothers, Inc.	183,208	10,803,776
#*	TravelCenters of America, Inc.	158,479	7,223,473
*	Tri Pointe Homes, Inc.	2,475,956	58,952,512
*	Unifi, Inc.	361,489	6,871,906
*	Universal Electronics, Inc.	75,700	2,686,593
*	Universal Technical Institute, Inc.	31,388	227,877
*	Urban Outfitters, Inc.	796,024	22,861,809
#*	Vera Bradley, Inc.	776,027	6,355,661

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Vista Outdoor, Inc.	316,727	$12,219,328
*	VOXX International Corp.	145,282	1,605,366
#	Weyco Group, Inc.	96,965	2,268,981
#	Winnebago Industries, Inc.	69,020	4,453,170
#*	Zovio, Inc.	301,818	374,254
#*	Zumiez, Inc.	519,728	23,361,774
TOTAL CONSUMER DISCRETIONARY			1,963,611,859
CONSUMER STAPLES — (4.1%)
	Alico, Inc.	32,665	1,174,960
	Andersons, Inc.	701,781	26,737,856
#*	Bridgford Foods Corp.	13,817	168,429
	Cal-Maine Foods, Inc.	150,131	5,855,109
#*	Central Garden & Pet Co.	162,438	7,535,499
*	Central Garden & Pet Co., Class A	549,721	23,819,411
#*	Coffee Holding Co., Inc.	4,561	20,068
*	Coty, Inc., Class A	157,846	1,338,534
*	Darling Ingredients, Inc.	175,970	11,221,607
	Edgewell Personal Care Co.	691,555	31,673,219
*	Farmer Bros Co.	33,123	211,656
#	Fresh Del Monte Produce, Inc.	1,434,307	39,916,764
*	Hostess Brands, Inc.	2,975,460	61,056,439
#*»	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	351,472	27,038,741
#	Ingredion, Inc.	513,989	48,674,758
#*	Landec Corp.	503,505	5,412,679
*	Lifevantage Corp.	24,770	159,271
#	Limoneira Co.	80,802	1,200,718
	Mannatech, Inc.	723	24,358
#	MGP Ingredients, Inc.	15,147	1,146,022
*	Natural Alternatives International, Inc.	175,612	2,299,639
	Natural Grocers by Vitamin Cottage, Inc.	296,192	4,324,403
	Nature's Sunshine Products, Inc.	13,716	241,950
	Nu Skin Enterprises, Inc., Class A	72,698	3,503,317
#	Ocean Bio-Chem, Inc.	6,071	54,153
	Oil-Dri Corp. of America	91,952	3,128,207
*	Pilgrim's Pride Corp.	494,751	13,838,186
*	Post Holdings, Inc.	136,186	14,411,203
	PriceSmart, Inc.	5,406	386,042
#*	Rite Aid Corp.	96,808	1,027,133
	Sanderson Farms, Inc.	139,100	25,594,400
	Seaboard Corp.	16,823	64,263,692
*	Seneca Foods Corp., Class A	193,515	9,046,826
*»	Seneca Foods Corp., Class B	24,020	1,126,418
*	Simply Good Foods Co.	61,473	2,165,694
#	SpartanNash Co.	826,965	20,318,530
	Spectrum Brands Holdings, Inc.	269,851	24,119,282
#*	Sprouts Farmers Market, Inc.	99,252	2,693,699
#*	TreeHouse Foods, Inc.	152,135	5,892,189
*	United Natural Foods, Inc.	1,220,920	47,347,278
#	Universal Corp.	612,159	33,319,814
#	Village Super Market, Inc., Class A	214,582	4,903,199
#	Weis Markets, Inc.	651,675	39,256,902
#*	Whole Earth Brands, Inc.	14,978	141,991
#*	Willamette Valley Vineyards, Inc.	8,826	77,316
TOTAL CONSUMER STAPLES			617,867,561

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (8.6%)
	Adams Resources & Energy, Inc.	109,663	$3,288,793
#*	Alto Ingredients, Inc.	384,506	1,991,741
#	Antero Midstream Corp.	3,153,245	31,374,788
*	Antero Resources Corp.	4,567,877	89,210,638
	Archrock, Inc.	3,145,304	26,546,366
*	Ardmore Shipping Corp.	490,485	1,677,459
	Berry Corp.	137,885	1,198,221
	Brigham Minerals, Inc., Class A	73,821	1,597,486
*	Bristow Group, Inc.	76,224	2,503,958
#*	Callon Petroleum Co.	109,645	5,420,849
*	Centennial Resource Development, Inc., Class A	2,029,976	15,854,113
*	ChampionX Corp.	604,155	13,533,072
#	Chesapeake Energy Corp.	761,911	51,939,473
	Civitas Resources, Inc.	513,415	27,981,117
#*	CNX Resources Corp.	4,881,877	72,398,236
#*	Comstock Resources, Inc.	1,567,577	12,195,749
*	CONSOL Energy, Inc.	629,572	13,686,895
*	Delek U.S. Holdings, Inc.	501,636	7,785,391
#	DHT Holdings, Inc.	3,577,572	17,458,551
#*	DMC Global, Inc.	27,180	1,096,441
	Dorian LPG Ltd.	809,167	9,620,996
#*	Dril-Quip, Inc.	400,636	10,132,084
*	DTE Midstream LLC	177,654	9,184,712
*	Earthstone Energy, Inc., Class A	197,198	2,693,725
#	EnLink Midstream LLC	1,514,643	12,056,558
	Equitrans Midstream Corp.	3,194,888	25,910,542
#*	Exterran Corp.	502,250	2,742,285
#*	Geospace Technologies Corp.	98,156	858,865
#*	Green Plains, Inc.	809,831	24,732,239
#*	Hallador Energy Co.	33,130	80,175
#*	Helix Energy Solutions Group, Inc.	1,864,036	6,580,047
	Helmerich & Payne, Inc.	1,059,888	30,418,786
	HollyFrontier Corp.	1,999,592	70,305,655
#	International Seaways, Inc.	353,406	5,156,193
*	Kosmos Energy Ltd.	1,416,795	6,134,722
#*	Liberty Oilfield Services, Inc., Class A	374,209	4,527,929
#	Matador Resources Co.	2,183,508	97,755,653
*	Mexco Energy Corp.	16,960	173,501
#	Murphy Oil Corp.	3,134,039	99,035,632
#*	Nabors Industries Ltd.	10,084	1,043,795
	NACCO Industries, Inc., Class A	145,129	4,426,434
#*	National Energy Services Reunited Corp.	119,719	1,188,810
*	Natural Gas Services Group, Inc.	287,756	3,099,132
*	Newpark Resources, Inc.	869,832	3,087,904
*	NexTier Oilfield Solutions, Inc.	414,672	2,496,325
	NOV, Inc.	2,261,868	37,139,873
#	Oasis Petroleum, Inc.	27,403	3,711,188
#*	Oceaneering International, Inc.	762,254	9,932,170
#*	Oil States International, Inc.	437,649	2,744,059
#*	Overseas Shipholding Group, Inc., Class A	1,095,582	1,895,357
	Patterson-UTI Energy, Inc.	1,984,197	19,762,602
#*	PBF Energy, Inc., Class A	1,329,554	21,060,135
#	PDC Energy, Inc.	2,118,368	125,555,671
#*	Peabody Energy Corp.	1,658,596	17,912,837
#	PHX Minerals, Inc.	27,103	64,505
*	ProPetro Holding Corp.	1,140,024	11,981,652
*	Range Resources Corp.	1,290,136	24,835,118
*	Ranger Oil Corp., Class A	136,668	4,238,075
#*	Renewable Energy Group, Inc.	581,995	23,431,119

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	149,903	$14,455,146
#*	RPC, Inc.	573,215	3,387,701
*	SandRidge Energy, Inc.	151,692	1,744,458
#	Scorpio Tankers, Inc.	596,845	8,123,060
*	Select Energy Services, Inc., Class A	348,374	2,323,655
	SFL Corp. Ltd.	1,415,377	11,606,091
	SM Energy Co.	39,852	1,307,544
	Solaris Oilfield Infrastructure, Inc., Class A	193,995	1,495,701
*	Talos Energy, Inc.	319,186	3,396,139
*	Technip Energies NV, ADR	72,552	1,104,967
*	TechnipFMC PLC	3,702,189	24,027,207
*	Teekay Corp.	15,905	49,305
#*	Teekay Tankers Ltd., Class A	332,324	3,545,897
*	Tidewater, Inc.	80,733	1,145,601
#*	Transocean Ltd.	5,323,805	16,769,986
#*	U.S. Silica Holdings, Inc.	632,794	6,043,183
*	VAALCO Energy, Inc.	50,348	247,209
*	Weatherford International PLC	18,432	552,960
*	Whiting Petroleum Corp.	138,278	10,267,141
	World Fuel Services Corp.	1,681,498	47,435,059
TOTAL ENERGY			1,295,474,407
FINANCIALS — (28.8%)
	1st Source Corp.	401,475	20,025,573
	ACNB Corp.	21,616	700,142
	Allegiance Bancshares, Inc.	162,175	7,140,565
	Amalgamated Financial Corp.	23,551	400,603
*	Ambac Financial Group, Inc.	627,367	8,889,790
	Amerant Bancorp, Inc.	43,786	1,488,724
	American Equity Investment Life Holding Co.	2,442,493	100,484,162
	American National Bankshares, Inc.	24,125	911,925
	American National Group, Inc.	187,711	35,437,960
	Ameris Bancorp	216,349	10,668,169
	AmeriServ Financial, Inc.	362,390	1,554,653
	Ames National Corp.	26,468	643,966
	Argo Group International Holdings Ltd.	696,310	39,536,482
	Associated Banc-Corp.	3,332,970	79,657,983
#	Associated Capital Group, Inc., Class A	6,899	309,765
	Assured Guaranty Ltd.	1,081,479	57,632,016
#	Atlantic American Corp.	237,349	607,613
*	Atlantic Capital Bancshares, Inc.	49,552	1,492,506
	Atlantic Union Bankshares Corp.	1,550,171	63,122,963
#*	Atlanticus Holdings Corp.	116,187	7,471,986
	Axis Capital Holdings Ltd.	505,316	28,792,906
	Banc of California, Inc.	729,441	14,092,800
*	Bancorp, Inc.	51,843	1,545,958
#	Bank of Marin Bancorp	99,796	3,721,393
	Bank of Princeton	5,721	173,575
	Bank OZK	2,171,907	101,753,843
	BankFinancial Corp.	353,815	3,814,126
	BankUnited, Inc.	1,046,146	43,676,595
	Bankwell Financial Group, Inc.	19,584	662,527
	Banner Corp.	685,065	42,549,387
	Bar Harbor Bankshares	126,933	3,876,534
#*	Baycom Corp.	54,384	1,131,187
	BCB Bancorp, Inc.	209,630	3,563,710
	Berkshire Hills Bancorp, Inc.	743,413	21,997,591
*	Blucora, Inc.	708,576	11,493,103
	BOK Financial Corp.	329,192	33,758,640

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	691,869	$37,672,267
*	Broadway Financial Corp.	300	570
	Brookline Bancorp, Inc.	1,160,406	19,842,943
	Business First Bancshares, Inc.	12,106	332,310
	Byline Bancorp, Inc.	170,202	4,425,252
	C&F Financial Corp.	52,342	2,678,340
	Cadence Bank	923,287	28,778,856
»	California First Leasing Corp.	44,813	802,377
	Camden National Corp.	24,455	1,214,435
*	Cannae Holdings, Inc.	147,763	4,413,681
	Capital City Bank Group, Inc.	132,653	3,669,182
#	Capitol Federal Financial, Inc.	176,690	1,966,560
	Capstar Financial Holdings, Inc.	39,284	842,642
	Cathay General Bancorp	305,357	13,789,922
#	CBTX, Inc.	12,295	361,842
*»	CCUR Holdings, Inc.	53	318,000
	Central Valley Community Bancorp	149,750	3,354,400
	Chemung Financial Corp.	4,006	183,595
	ChoiceOne Financial Services, Inc.	433	11,236
#	Citizens Community Bancorp, Inc.	43,882	633,656
	Civista Bancshares, Inc.	93,429	2,252,573
	CNB Financial Corp.	43,750	1,168,563
	CNO Financial Group, Inc.	1,773,204	44,223,708
#	Codorus Valley Bancorp, Inc.	93,024	2,016,760
	Cohen & Co., Inc.	752	11,430
	Colony Bankcorp, Inc.	26	438
	Columbia Banking System, Inc.	458,998	15,959,360
	Community Financial Corp.	10,200	403,920
	Community Trust Bancorp, Inc.	157,379	6,954,578
	Community West Bancshares	29,844	416,025
	ConnectOne Bancorp, Inc.	516,974	16,548,338
#*	Consumer Portfolio Services, Inc.	391,219	4,635,945
#	Cowen, Inc., Class A	400,819	12,697,946
*	CrossFirst Bankshares, Inc.	33,997	525,594
#*	Customers Bancorp, Inc.	774,825	45,172,297
	Dime Community Bancshares, Inc.	437,075	15,280,142
	Donegal Group, Inc., Class A	353,868	5,078,006
	Donegal Group, Inc., Class B	54,141	742,273
	Eagle Bancorp Montana, Inc.	10,018	228,410
	Eagle Bancorp, Inc.	124,126	7,443,836
#*	Elevate Credit, Inc.	71,702	210,804
	Employers Holdings, Inc.	652,460	25,511,186
#*	Encore Capital Group, Inc.	352,679	22,747,795
*	Enova International, Inc.	86,501	3,484,260
*	Enstar Group Ltd.	144,813	38,387,030
#	Enterprise Bancorp, Inc.	4,103	175,157
	Enterprise Financial Services Corp.	15,700	777,778
	Equity Bancshares, Inc., Class A	77,602	2,487,920
	ESSA Bancorp, Inc.	182,988	3,229,738
	Essent Group Ltd.	101,449	4,630,132
#	Evans Bancorp, Inc.	7,010	298,486
#*	EZCORP, Inc., Class A	919,363	5,488,597
	Farmers & Merchants Bancorp, Inc.	4,631	146,293
	Farmers National Banc Corp.	15,204	265,310
*	FedNat Holding Co.	8,809	11,980
	Financial Institutions, Inc.	398,114	12,835,195
	First BanCorp	5,584,935	81,260,804
	First Bancshares, Inc.	44,714	1,612,834
	First Bancshares, Inc.	16,325	277,933

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bank	116,366	$1,704,762
	First Busey Corp.	439,759	12,260,481
	First Business Financial Services, Inc.	135,281	4,556,264
	First Citizens BancShares, Inc., Class A	47,982	37,381,817
	First Commonwealth Financial Corp.	1,687,844	27,950,697
	First Community Bankshares, Inc.	144,747	4,517,554
	First Community Corp.	4,450	94,073
	First Financial Bancorp	1,602,590	40,401,294
	First Financial Corp.	150,623	6,761,466
	First Financial Northwest, Inc.	260,150	4,321,091
	First Foundation, Inc.	52,190	1,364,769
#	First Hawaiian, Inc.	326,293	9,250,407
	First Internet Bancorp	191,845	9,642,130
#	First Interstate BancSystem, Inc., Class A	1,261	46,342
	First Merchants Corp.	282,800	11,999,204
	First Mid Bancshares, Inc.	37,334	1,536,294
	First Midwest Bancorp, Inc.	2,293,500	47,635,995
	First Northwest Bancorp	128,845	2,871,955
	First of Long Island Corp.	56,013	1,227,245
	First Savings Financial Group, Inc.	2,532	66,693
	First United Corp.	101,155	2,016,019
#*	First Western Financial, Inc.	1,554	50,816
	Flagstar Bancorp, Inc.	1,211,193	54,806,483
	Flushing Financial Corp.	679,859	16,051,471
	FNB Corp.	6,864,649	88,691,268
	Franklin Financial Services Corp.	628	21,038
	FS Bancorp, Inc.	28,196	936,671
	Fulton Financial Corp.	3,658,154	65,663,864
#*	FVCBankcorp, Inc.	2,462	49,732
*	Genworth Financial, Inc., Class A	1,822,882	7,109,240
#	Global Indemnity Group LLC, Class A	202,320	5,264,366
	Great Southern Bancorp, Inc.	67,277	3,992,217
	Great Western Bancorp, Inc.	754,064	23,285,496
#*	Greenlight Capital Re Ltd., Class A	280,779	2,032,840
	Guaranty Federal Bancshares, Inc.	33,668	1,097,577
*	Hallmark Financial Services, Inc.	151,751	646,459
	Hancock Whitney Corp.	1,362,991	71,856,886
	Hanmi Financial Corp.	482,386	12,966,536
	HarborOne Bancorp, Inc.	140,192	1,990,726
	Hawthorn Bancshares, Inc.	46,048	1,174,224
	HBT Financial, Inc.	9,237	171,901
	Heartland Financial USA, Inc.	333,027	17,327,395
	Heritage Commerce Corp.	352,099	4,387,154
	Heritage Financial Corp.	137,845	3,344,120
	Heritage Insurance Holdings, Inc.	263,115	1,639,206
#	Hilltop Holdings, Inc.	1,127,969	37,256,816
*	HMN Financial, Inc.	98,539	2,389,571
	Home Bancorp, Inc.	64,339	2,499,570
	HomeStreet, Inc.	499,241	24,337,999
	HomeTrust Bancshares, Inc.	219,793	6,842,156
	Hope Bancorp, Inc.	2,590,676	43,393,823
	Horace Mann Educators Corp.	963,037	36,605,036
	Horizon Bancorp, Inc.	148,046	3,157,821
	Independent Bank Corp.	78,568	6,627,211
	Independent Bank Corp.	53,945	1,320,574
	Independent Bank Group, Inc.	716,806	54,419,912
	International Bancshares Corp.	1,358,495	57,097,545
	Investar Holding Corp.	38,716	744,122
	Investors Bancorp, Inc.	3,352,710	54,716,227

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Janus Henderson Group PLC	452,833	$16,709,538
	Kearny Financial Corp.	2,087,265	27,009,209
#	Kemper Corp.	707,010	42,406,460
	Lakeland Bancorp, Inc.	808,451	15,303,977
	Landmark Bancorp, Inc.	50,590	1,441,815
#	LCNB Corp.	122,066	2,447,423
	Level One Bancorp, Inc.	9,846	390,099
	Luther Burbank Corp.	135,508	1,738,568
	Macatawa Bank Corp.	25,972	234,787
#	Magyar Bancorp, Inc.	43,711	524,095
*	MainStreet Bancshares, Inc.	13,872	348,048
#*	MBIA, Inc.	370,856	5,069,602
	Mercantile Bank Corp.	356,188	13,702,552
	Mercury General Corp.	1,698	92,813
	Meridian Corp.	13,304	468,966
#*	Metropolitan Bank Holding Corp.	12,175	1,217,500
	MGIC Investment Corp.	2,972,693	45,125,480
	Mid Penn Bancorp, Inc.	10,312	307,813
#	Middlefield Banc Corp.	33,088	846,226
	Midland States Bancorp, Inc.	235,527	6,799,664
#*»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	147,181	4,699,489
*	Mr Cooper Group, Inc.	442,457	17,764,649
	National Bank Holdings Corp., Class A	102,456	4,651,502
	National Bankshares, Inc.	6,732	241,948
#	National Security Group, Inc.	11,290	178,947
	National Western Life Group, Inc., Class A	74,392	15,910,217
	Navient Corp.	3,968,380	69,168,863
	NBT Bancorp, Inc.	60,101	2,324,707
	Nelnet, Inc., Class A	775,913	68,691,578
#	New York Community Bancorp, Inc.	6,807,849	79,379,519
#*	Nicholas Financial, Inc.	180,077	1,935,828
*	Nicolet Bankshares, Inc.	41,335	3,847,875
*	NMI Holdings, Inc., Class A	8,447	208,979
	Northeast Bank	95,562	3,489,924
	Northfield Bancorp, Inc.	1,037,281	16,347,549
	Northrim BanCorp, Inc.	174,154	7,652,327
	Northwest Bancshares, Inc.	2,072,921	29,248,915
	Norwood Financial Corp.	4,209	117,010
	OceanFirst Financial Corp.	845,429	19,191,238
*	Ocwen Financial Corp.	34,679	1,272,026
	OFG Bancorp	1,254,846	34,721,589
#	Old National Bancorp	3,667,603	67,227,163
	Old Second Bancorp, Inc.	54,646	733,896
	OP Bancorp	7,712	110,127
#	Oppenheimer Holdings, Inc., Class A	156,747	6,644,505
	Orrstown Financial Services, Inc.	71,598	1,772,051
	Pacific Premier Bancorp, Inc.	1,342,786	51,361,564
	PacWest Bancorp	379,410	17,616,006
	Parke Bancorp, Inc.	21,327	516,540
*	Patriot National Bancorp, Inc.	3,935	58,002
#	PCB Bancorp	16,821	378,304
	PCSB Financial Corp.	32,298	603,327
	Peapack-Gladstone Financial Corp.	275,399	10,145,699
	Penns Woods Bancorp, Inc.	36,238	887,106
#	PennyMac Financial Services, Inc.	164,522	10,315,529
#	Peoples Bancorp of North Carolina, Inc.	47,598	1,356,543
	Peoples Bancorp, Inc.	679,948	22,540,276
	Peoples Financial Services Corp.	18,325	929,627

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Pinnacle Financial Partners, Inc.	192,402	$18,607,197
	Popular, Inc.	1,347,670	120,171,734
*	PRA Group, Inc.	77,849	3,619,978
	Premier Financial Corp.	542,736	16,200,670
	Primis Financial Corp.	251,825	3,742,119
	ProAssurance Corp.	266,075	6,375,157
#*	Professional Holding Corp., Class A	1,915	38,779
	Prosperity Bancshares, Inc.	318,598	23,337,303
	Provident Financial Holdings, Inc.	175,692	2,956,896
	Provident Financial Services, Inc.	1,799,069	43,483,498
	Prudential Bancorp, Inc.	36,416	509,824
	QCR Holdings, Inc.	52,999	3,023,063
	Radian Group, Inc.	1,889,742	42,311,323
	RBB Bancorp	129,789	3,503,005
	Red River Bancshares, Inc.	449	23,335
	Regional Management Corp.	238,623	12,112,503
	Reinsurance Group of America, Inc.	114,342	13,129,892
	RenaissanceRe Holdings Ltd.	105,270	16,545,286
#	Renasant Corp.	1,197,571	44,046,661
	Republic Bancorp, Inc., Class A	134,789	6,607,357
#*	Republic First Bancorp, Inc.	241,165	1,037,010
	Richmond Mutual BanCorp, Inc.	5,230	84,203
#	Riverview Bancorp, Inc.	565,992	4,273,240
	S&T Bancorp, Inc.	262,684	8,093,294
	Safety Insurance Group, Inc.	8,106	667,367
	Salisbury Bancorp, Inc.	4,728	262,593
	Sandy Spring Bancorp, Inc.	623,728	29,508,572
	SB Financial Group, Inc.	57,126	1,100,804
*	Security National Financial Corp., Class A	41,003	382,558
	Shore Bancshares, Inc.	184,588	3,643,767
	Sierra Bancorp	333,803	8,855,794
#	Simmons First National Corp., Class A	2,154,555	61,620,273
*	SiriusPoint Ltd.	1,138,652	9,644,382
	SmartFinancial, Inc.	94,015	2,520,542
	South Plains Financial, Inc.	3,825	110,657
#	South State Corp.	384,366	32,444,334
	Southern Missouri Bancorp, Inc.	3,372	186,472
	Spirit of Texas Bancshares, Inc.	29,629	824,871
	State Auto Financial Corp.	330,813	17,103,032
	Sterling Bancorp	4,105,218	107,926,181
	Stewart Information Services Corp.	38,495	2,749,698
	Summit Financial Group, Inc.	1,540	42,997
	Summit State Bank	10,197	164,580
	Synovus Financial Corp.	175,076	8,711,782
	Territorial Bancorp, Inc.	134,787	3,334,630
*	Texas Capital Bancshares, Inc.	722,516	45,301,753
	Timberland Bancorp, Inc.	136,338	3,787,470
	Tiptree, Inc.	785,750	9,735,442
	Towne Bank	274,128	8,602,137
	TriCo Bancshares	41,014	1,782,879
*	TriState Capital Holdings, Inc.	86,618	2,736,263
	TrustCo Bank Corp. NY	50,151	1,700,119
	Trustmark Corp.	812,512	26,471,641
	Umpqua Holdings Corp.	1,336,914	27,112,616
#*	Unico American Corp.	132,829	385,204
	United Bancshares, Inc.	36,966	1,124,136
	United Bankshares, Inc.	1,821,033	64,337,096
	United Fire Group, Inc.	434,697	10,841,343
	United Security Bancshares	300,146	2,458,196

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Unity Bancorp, Inc.	21,800	$648,332
	Universal Insurance Holdings, Inc.	130,798	2,254,958
	Univest Financial Corp.	591,920	17,834,550
	Unum Group	2,540,837	64,486,443
	Valley National Bancorp	7,624,436	106,132,149
#	Voya Financial, Inc.	269,627	18,323,851
	Washington Federal, Inc.	1,968,895	68,950,703
	Waterstone Financial, Inc.	436,578	8,914,923
	WesBanco, Inc.	1,369,858	48,616,260
#	Western New England Bancorp, Inc.	605,400	5,497,032
	Westwood Holdings Group, Inc.	17,577	335,721
	White Mountains Insurance Group Ltd.	43,553	45,336,931
	Wintrust Financial Corp.	728,662	71,459,882
	WSFS Financial Corp.	422,205	22,115,098
	WVS Financial Corp.	1,740	26,883
TOTAL FINANCIALS			4,338,620,285
HEALTH CARE — (3.4%)
*	Acadia Healthcare Co., Inc.	1,799,036	94,719,245
*	Addus HomeCare Corp.	7,387	589,704
*	AlerisLife, Inc.	27,016	79,427
#*	Allscripts Healthcare Solutions, Inc.	2,774,616	56,102,736
*	American Shared Hospital Services	101,909	222,162
*	Amphastar Pharmaceuticals, Inc.	75,057	1,733,066
*	AnaptysBio, Inc.	10,866	347,386
#*	AngioDynamics, Inc.	725,247	15,687,093
#*	ANI Pharmaceuticals, Inc.	67,110	2,712,586
*	Anika Therapeutics, Inc.	121,759	3,871,936
*	Avanos Medical, Inc.	167,535	5,069,609
*	Biocept, Inc.	2,700	7,560
*	Brookdale Senior Living, Inc.	2,352,052	12,442,355
*	Computer Programs & Systems, Inc.	62,832	1,779,402
*	Covetrus, Inc.	151,339	2,734,696
*	Cumberland Pharmaceuticals, Inc.	100	336
#*»	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	16,834	218,000
*	Emergent BioSolutions, Inc.	9,262	433,462
#*	Enochian Biosciences, Inc.	9,992	49,061
#*	Envista Holdings Corp.	1,018,527	44,041,107
#*	Enzo Biochem, Inc.	98,621	317,560
*	FONAR Corp.	113,856	1,768,184
*	HealthStream, Inc.	80,591	1,962,391
#*	Innoviva, Inc.	102,285	1,639,629
*	Integer Holdings Corp.	570,591	44,740,040
*	IntriCon Corp.	31,903	466,741
#*	Invacare Corp.	284,719	640,618
#*	Kewaunee Scientific Corp.	65,931	965,889
#*	Lannett Co., Inc.	36,345	55,608
*	LENSAR, Inc.	106,880	637,005
*	Ligand Pharmaceuticals, Inc.	5,115	637,482
*»	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	604,212	14,772,983
*	Meridian Bioscience, Inc.	91,289	1,903,376
#*	Minerva Neurosciences, Inc.	30,425	25,113
	National HealthCare Corp.	196,928	12,879,091
*	Natus Medical, Inc.	94,172	2,169,723
*	NextGen Healthcare, Inc.	174,908	3,377,473
*	OPKO Health, Inc.	239,324	749,084
#*	OraSure Technologies, Inc.	139,072	1,230,787

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*»	Orthodontic Centers of Americas, Inc	492,841	$0
*	Orthofix Medical, Inc.	194,899	5,924,930
#	Patterson Cos., Inc.	367,339	10,538,956
#*»††	PDL BioPharma, Inc.	1,226,353	4,206,391
	Perrigo Co. PLC	684,881	26,073,420
	Premier, Inc., Class A	622,193	23,780,216
*	Prestige Consumer Healthcare, Inc.	1,027,701	58,013,721
#*	Protara Therapeutics, Inc.	10,994	57,279
*	Sharps Compliance Corp.	7,591	51,239
*	SunLink Health Systems, Inc.	18,426	25,981
*	Supernus Pharmaceuticals, Inc.	298,219	9,200,056
*	Surface Oncology, Inc.	15,962	59,858
#*	Surgalign Holdings, Inc.	445,986	307,730
*	Taro Pharmaceutical Industries Ltd.	101,634	4,758,504
*	Triple-S Management Corp.	672,874	24,216,735
#*»	U.S. Diagnostic, Inc.	20,800	0
*	Vanda Pharmaceuticals, Inc.	263,714	3,997,904
#*	Varex Imaging Corp.	231,669	6,046,561
TOTAL HEALTH CARE			511,039,187
INDUSTRIALS — (19.8%)
*	AAR Corp.	818,326	32,953,988
	ABM Industries, Inc.	1,324,312	55,210,567
	ACCO Brands Corp.	2,540,198	20,677,212
#	Acme United Corp.	14,073	464,409
	Acuity Brands, Inc.	62,959	12,058,537
#	ADT, Inc.	123,803	939,665
	Air Lease Corp.	2,102,208	83,688,901
*	Air Transport Services Group, Inc.	110,609	2,969,852
	Alamo Group, Inc.	9,380	1,321,173
*	Alaska Air Group, Inc.	84,900	4,647,426
#*	Alta Equipment Group, Inc.	751	10,236
	Altra Industrial Motion Corp.	198,226	9,570,351
*	American Woodmark Corp.	51,276	3,072,971
*	API Group Corp.	335,816	7,488,697
#	Apogee Enterprises, Inc.	221,387	9,884,930
	ARC Document Solutions, Inc.	37,908	124,717
	ArcBest Corp.	655,685	57,988,781
	Arcosa, Inc.	304,005	14,184,873
	Argan, Inc.	16,423	610,114
*	Armstrong Flooring, Inc.	54,557	105,841
	Astec Industries, Inc.	254,376	16,099,457
*	Astronics Corp.	7,219	86,845
#*	Atlas Air Worldwide Holdings, Inc.	656,330	52,722,989
*	Avalon Holdings Corp., Class A	15,718	52,184
	AZZ, Inc.	241,918	11,510,458
	Barnes Group, Inc.	1,005,800	45,431,986
	Barrett Business Services, Inc.	466	29,824
#*	Beacon Roofing Supply, Inc.	1,457,116	79,951,955
	BGSF, Inc.	53,587	729,319
*	BlueLinx Holdings, Inc.	8,271	592,534
	Boise Cascade Co.	545,767	38,323,759
*	BrightView Holdings, Inc.	309,339	4,104,929
#*	Broadwind, Inc.	43,684	77,321
*	CACI International, Inc., Class A	185,748	45,965,200
*	CBIZ, Inc.	1,201,477	46,413,057
*	CECO Environmental Corp.	529,772	3,342,861
#*	Chart Industries, Inc.	49,648	6,050,602
	Chicago Rivet & Machine Co.	28,196	740,145

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	CIRCOR International, Inc.	68,850	$1,911,965
*	Civeo Corp.	40,972	883,766
*	Colfax Corp.	1,872,797	77,009,413
	Columbus McKinnon Corp.	404,348	17,500,181
*	Commercial Vehicle Group, Inc.	8,335	64,513
	CompX International, Inc.	68,188	1,539,003
#*	Concrete Pumping Holdings, Inc.	45,791	375,944
*	Cornerstone Building Brands, Inc.	18,490	272,728
	Costamare, Inc.	2,034,351	26,731,372
*	Covenant Logistics Group, Inc.	325,232	7,064,039
*	CPI Aerostructures, Inc.	49,097	111,941
	CRA International, Inc.	190,815	16,230,724
	Curtiss-Wright Corp.	41,195	5,470,284
	Deluxe Corp.	8,129	244,683
#*	DLH Holdings Corp.	19,090	358,128
*	Ducommun, Inc.	287,776	12,590,200
*	DXP Enterprises, Inc.	33,949	969,244
#*	Dycom Industries, Inc.	275,709	23,239,512
#	Eagle Bulk Shipping, Inc.	31,985	1,433,568
#	Eastern Co.	115,579	2,758,871
	Encore Wire Corp.	466,406	52,559,292
	EnerSys	115,859	8,681,315
#	Eneti, Inc.	28,715	196,411
#	Ennis, Inc.	657,567	12,447,743
	EnPro Industries, Inc.	416,823	43,774,752
	ESCO Technologies, Inc.	261,271	20,844,200
	Flowserve Corp.	66,892	2,182,017
#*	FTI Consulting, Inc.	104,564	15,246,477
*	Gates Industrial Corp. PLC	773,973	11,973,362
#	GATX Corp.	792,802	82,808,169
	Genco Shipping & Trading Ltd.	300,724	4,679,265
*	Gencor Industries, Inc.	154,171	1,723,632
*	Gibraltar Industries, Inc.	149,474	8,191,175
*	GMS, Inc.	752,839	38,530,300
	Graham Corp.	28,566	352,504
#	Granite Construction, Inc.	463,099	16,662,302
*	Great Lakes Dredge & Dock Corp.	960,030	13,142,811
#	Greenbrier Cos., Inc.	744,115	30,032,481
	Griffon Corp.	990,085	22,168,003
*	Harsco Corp.	352,800	5,538,960
#*	Hawaiian Holdings, Inc.	192,312	3,288,535
	Heartland Express, Inc.	125,328	1,874,907
	Heidrick & Struggles International, Inc.	215,520	9,433,310
*	Heritage-Crystal Clean, Inc.	209,901	6,005,268
*	Hill International, Inc.	183,015	371,520
	Hillenbrand, Inc.	113,509	5,275,898
	HNI Corp.	79,106	3,317,706
*	Hub Group, Inc., Class A	724,990	54,896,243
*	Hudson Technologies, Inc.	5,058	18,866
	Hurco Cos., Inc.	171,582	5,526,656
*	Huron Consulting Group, Inc.	406,582	17,938,398
	Hyster-Yale Materials Handling, Inc.	173,882	7,805,563
	ICF International, Inc.	421,032	39,741,211
*	IES Holdings, Inc.	16,451	811,034
	Insteel Industries, Inc.	109,109	4,127,594
	Interface, Inc.	208,998	2,771,314
#*	JELD-WEN Holding, Inc.	221,628	5,230,421
#*	JetBlue Airways Corp.	2,176,143	31,836,972
	Kaman Corp.	9,319	372,480

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	KAR Auction Services, Inc.	1,075,472	$15,293,212
	Kelly Services, Inc., Class A	1,039,584	17,756,095
	Kennametal, Inc.	395,643	13,677,379
	Kimball International, Inc., Class B	107,820	1,058,792
*	Kirby Corp.	435,914	28,412,875
	Korn Ferry	777,519	51,611,711
*	Kratos Defense & Security Solutions, Inc.	94,573	1,585,044
*	Lawson Products, Inc.	50,326	2,448,863
*	LB Foster Co., Class A	141,826	2,144,409
*	Limbach Holdings, Inc.	71,014	600,068
*	LS Starrett Co., Class A	12,703	115,089
	LSI Industries, Inc.	140,314	1,043,936
*	Manitowoc Co., Inc.	814,860	14,871,195
	ManpowerGroup, Inc.	377,054	39,541,653
	ManTech International Corp., Class A	544,749	39,352,668
	Marten Transport Ltd.	2,019,718	33,709,093
#*	MasTec, Inc.	168,675	14,527,978
*	Matrix Service Co.	285,492	2,072,672
#	Matson, Inc.	177,248	17,310,040
	Matthews International Corp., Class A	241,532	8,482,604
#	Maxar Technologies, Inc.	438,033	11,393,238
#*	Mayville Engineering Co., Inc.	28,548	327,446
	McGrath RentCorp	276,741	21,090,432
#*	Mercury Systems, Inc.	126,544	7,202,885
*	Meritor, Inc.	48,992	1,129,266
#*	Mesa Air Group, Inc.	174,402	872,010
	Miller Industries, Inc.	305,334	9,608,861
#	MillerKnoll, Inc.	13,247	511,599
*	Mistras Group, Inc.	153,979	1,034,739
	Moog, Inc., Class A	144,331	11,003,795
*	MRC Global, Inc.	522,535	3,871,984
	Mueller Industries, Inc.	73,105	3,776,604
*	MYR Group, Inc.	306,779	28,846,429
	National Presto Industries, Inc.	17,171	1,412,315
	NL Industries, Inc.	819,537	5,326,991
#*	NN, Inc.	653,691	2,490,563
#*	Northwest Pipe Co.	154,320	4,378,058
*	NOW, Inc.	349,833	3,110,015
#*	NV5 Global, Inc.	6,686	699,289
	nVent Electric PLC	1,326,919	45,898,128
#*	Orion Energy Systems, Inc.	14,751	47,498
*	Orion Group Holdings, Inc.	505,045	1,616,144
	Oshkosh Corp.	27,200	3,095,632
#*	P&F Industries, Inc., Class A	17,337	106,102
*	PAM Transportation Services, Inc.	203,500	14,210,405
#	Pangaea Logistics Solutions Ltd.	70,500	282,000
#	Park Aerospace Corp.	126,711	1,714,400
	Park-Ohio Holdings Corp.	238,942	4,836,186
#*	Parsons Corp.	59,712	1,818,230
	Patriot Transportation Holding, Inc.	2,456	20,115
#*	Performant Financial Corp.	15,400	33,726
*	Perma-Pipe International Holdings, Inc.	181,198	1,603,602
*	PGT Innovations, Inc.	59,360	1,127,246
#	Powell Industries, Inc.	181,056	5,406,332
	Preformed Line Products Co.	87,308	5,294,357
	Primoris Services Corp.	163,370	4,201,876
*	Proto Labs, Inc.	24,392	1,223,991
*	Quad/Graphics, Inc.	672,301	2,985,016
#	Quanex Building Products Corp.	764,799	16,664,970

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Quest Resource Holding Corp.	8,335	$51,260
*	Radiant Logistics, Inc.	536,914	3,334,236
#*	RCM Technologies, Inc.	95,149	652,722
	Regal Rexnord Corp.	597,163	94,638,392
*	Resideo Technologies, Inc.	1,234,689	30,595,593
	Resources Connection, Inc.	707,805	12,337,041
#	REV Group, Inc.	668,218	8,974,168
	Rush Enterprises, Inc., Class A	931,794	49,217,359
	Rush Enterprises, Inc., Class B	435,692	22,107,012
	Ryder System, Inc.	125,855	9,211,327
	Schneider National, Inc., Class B	567,227	14,521,011
*	Servotronics, Inc.	15,025	198,330
*	SIFCO Industries, Inc.	49,091	299,406
*	SkyWest, Inc.	1,151,965	43,947,465
#*	Spirit Airlines, Inc.	1,147,224	24,630,899
	SPX FLOW, Inc.	310,358	26,752,860
	Standex International Corp.	84,123	8,357,620
	Steelcase, Inc., Class A	687,962	8,489,451
*	Stericycle, Inc.	6,207	364,599
*	Sterling Construction Co., Inc.	117,500	2,985,675
#*	Sunrun, Inc.	203,281	5,271,076
*	Team, Inc.	167,786	119,615
	Terex Corp.	258,331	10,777,569
#	Textainer Group Holdings Ltd.	1,046,647	38,495,677
*	Thermon Group Holdings, Inc.	257,899	4,422,968
	Timken Co.	309,164	20,652,155
*	Titan International, Inc.	120,500	1,174,875
*	Titan Machinery, Inc.	564,449	17,385,029
#	Trinity Industries, Inc.	1,918,847	55,128,474
	Triton International Ltd.	1,470,305	88,835,828
*	TrueBlue, Inc.	593,442	15,785,557
*	Tutor Perini Corp.	632,705	7,529,190
#*	Twin Disc, Inc.	30,268	348,385
#*	U.S. Ecology, Inc.	91,953	2,628,017
#*	U.S. Xpress Enterprises, Inc., Class A	118,657	535,143
	UFP Industries, Inc.	492,549	39,334,963
*	Ultralife Corp.	326,422	1,746,358
#	UniFirst Corp.	103,223	19,621,660
*	Univar Solutions, Inc.	1,780,240	47,176,360
	Universal Logistics Holdings, Inc.	7,702	131,165
#*	USA Truck, Inc.	161,535	3,048,165
*	Vectrus, Inc.	83,222	3,829,044
*	Veritiv Corp.	341,870	31,821,260
*	Viad Corp.	122,584	4,617,739
#*	Vidler Water Resouces, Inc.	137,268	1,615,644
*	Virco Mfg. Corp.	43,931	131,793
	VSE Corp.	173,856	8,967,493
#	Wabash National Corp.	642,752	12,610,794
	Werner Enterprises, Inc.	993,689	44,308,593
*	WESCO International, Inc.	828,286	100,959,781
#*	Willdan Group, Inc.	828	26,049
#*	Willis Lease Finance Corp.	240,551	8,604,509
*	WillScot Mobile Mini Holdings Corp.	555,246	20,566,312
TOTAL INDUSTRIALS			2,975,099,329
INFORMATION TECHNOLOGY — (7.0%)
#*	Alithya Group, Inc., Class A	306,754	751,547
	Alliance Data Systems Corp.	256,584	17,714,559
*	Alpha & Omega Semiconductor Ltd.	582,438	26,227,183

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amkor Technology, Inc.	5,369,322	$118,232,470
#*	Amtech Systems, Inc.	423,090	3,799,348
*	AstroNova, Inc.	176,142	2,420,191
*	Asure Software, Inc.	47,298	342,911
*	Aviat Networks, Inc.	9,113	264,459
	Avnet, Inc.	1,192,611	48,133,780
*	Aware, Inc.	643,548	1,859,854
*	Axcelis Technologies, Inc.	58,505	3,662,998
*	AXT, Inc.	784,478	5,875,740
#	Bel Fuse, Inc., Class A	13,312	210,063
	Bel Fuse, Inc., Class B	184,573	2,292,397
	Belden, Inc.	49,790	2,785,751
#	Benchmark Electronics, Inc.	894,739	21,598,999
	BK Technologies Corp.	6,153	14,398
#*	BM Technologies, Inc.	103,976	981,533
	Cass Information Systems, Inc.	52,919	2,152,745
*	Cohu, Inc.	419,804	13,845,136
#*	Computer Task Group, Inc.	33,760	300,802
#	Comtech Telecommunications Corp.	528,619	10,746,824
	Concentrix Corp.	134,868	27,107,119
*	Conduent, Inc.	812,712	3,844,128
*	CSP, Inc.	117,769	965,706
	CTS Corp.	173,661	5,826,327
*	Daktronics, Inc.	505,160	2,475,284
*	Digi International, Inc.	787,198	17,586,003
*	Diodes, Inc.	202,476	18,787,748
#	Ebix, Inc.	30,407	924,069
*	EMCORE Corp.	77,274	448,962
*	ePlus, Inc.	173,855	7,992,114
*	Frequency Electronics, Inc.	203,441	1,849,279
*	GTY Technology Holdings, Inc.	29,385	148,394
#*	Ichor Holdings Ltd.	1,862	78,986
#*	II-VI, Inc.	540,125	34,243,925
#*	Immersion Corp.	3,867	19,992
	Information Services Group, Inc.	80,467	519,817
#*	Insight Enterprises, Inc.	741,906	69,850,450
	InterDigital, Inc.	10,156	701,069
*	inTEST Corp.	21,447	228,411
#*	Intevac, Inc.	453,471	2,557,576
*	Iteris, Inc.	5,263	20,947
*	Key Tronic Corp.	359,687	2,201,284
*	Kimball Electronics, Inc.	757,961	15,000,048
#*	Knowles Corp.	2,037,787	43,221,462
#	Kulicke & Soffa Industries, Inc.	315,771	17,269,516
*	KVH Industries, Inc.	124,308	1,118,772
	Methode Electronics, Inc.	247,532	10,898,834
*	N-Able, Inc.	32,881	366,952
#*	NETGEAR, Inc.	203,898	5,641,858
#*	NetScout Systems, Inc.	1,699,844	53,630,078
*	NetSol Technologies, Inc.	41,721	161,460
*	Onto Innovation, Inc.	309,351	28,317,991
*	Optical Cable Corp.	128,552	602,266
*	OSI Systems, Inc.	12,152	1,007,887
#	PC Connection, Inc.	689,038	29,869,797
	PC-Tel, Inc.	159,850	840,811
*	Photronics, Inc.	1,178,861	21,078,035
*	Ping Identity Holding Corp.	57,960	1,147,028
*	Plexus Corp.	473,250	36,686,340
#*	Powerfleet, Inc.	28,203	100,685

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	RF Industries Ltd.	48,062	$347,008
*	Ribbon Communications, Inc.	328,531	1,478,390
	Richardson Electronics Ltd.	287,041	3,645,421
*	Sanmina Corp.	1,560,228	59,007,823
*	ScanSource, Inc.	566,396	17,660,227
#*	SecureWorks Corp., Class A	4,428	65,313
#*	SigmaTron International, Inc.	6,121	50,009
#*»	Silicon Graphics, Inc.	289,563	0
	SolarWinds Corp.	100,820	1,371,152
*	StarTek, Inc.	34,201	174,083
*	Stratasys Ltd.	535,265	12,760,718
*	Super Micro Computer, Inc.	340,608	13,801,436
#*»	Superior Telecom, Inc.	29,232	0
#*	Synchronoss Technologies, Inc.	92,125	187,935
	Taitron Components, Inc., Class A	7,394	26,175
*	TESSCO Technologies, Inc.	54,779	309,501
#*	Trio-Tech International	50,761	354,312
*	TTM Technologies, Inc.	2,372,923	31,939,544
*	Ultra Clean Holdings, Inc.	108,384	5,464,721
#*	Viasat, Inc.	660,542	29,077,059
	Vishay Intertechnology, Inc.	2,771,189	57,391,324
*	Vishay Precision Group, Inc.	280,886	8,996,779
	Xerox Holdings Corp.	2,005,138	42,328,463
	Xperi Holding Corp.	903,927	15,249,248
TOTAL INFORMATION TECHNOLOGY			1,051,237,739
MATERIALS — (7.6%)
#*	Advanced Emissions Solutions, Inc.	23,793	148,468
	AdvanSix, Inc.	234,993	9,890,855
#*	AgroFresh Solutions, Inc.	198,965	393,951
#	Alcoa Corp.	1,752,416	99,379,511
#*	Alpha Metallurgical Resources, Inc.	53,132	3,359,536
*	American Biltrite, Inc.	25	5,032
	American Vanguard Corp.	786,712	11,934,421
#*	Ampco-Pittsburgh Corp.	35,807	204,458
*	Arconic Corp.	126,820	3,922,543
#	Ashland Global Holdings, Inc.	459,709	44,150,452
	Avient Corp.	284,565	14,162,800
#	Carpenter Technology Corp.	1,164,478	33,443,808
*	Clearwater Paper Corp.	90,738	2,869,136
#*	Coeur Mining, Inc.	412,788	1,935,976
	Commercial Metals Co.	2,548,479	85,221,138
*	Core Molding Technologies, Inc.	191,805	1,536,358
	Ecovyst, Inc.	549,919	5,625,671
	Element Solutions, Inc.	5,428,753	121,821,217
#*»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
#*	Flexible Solutions International, Inc.	4,237	14,491
	Fortitude Gold Corp.	45,330	290,112
	Friedman Industries, Inc.	170,362	1,616,735
	FutureFuel Corp.	579,765	4,522,167
*	GCP Applied Technologies, Inc.	7,900	252,010
	Glatfelter Corp.	1,160,163	20,140,430
	Gold Resource Corp.	271,515	445,285
	Greif, Inc., Class A	583,474	34,518,322
	Greif, Inc., Class B	19,343	1,148,974
	Hawkins, Inc.	43,872	1,637,303
	Haynes International, Inc.	314,753	11,841,008
#	HB Fuller Co.	390,123	27,999,128
	Hecla Mining Co.	9,931,004	49,257,780

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Huntsman Corp.	1,404,541	$50,324,704
	Innospec, Inc.	78,666	7,312,791
*	Intrepid Potash, Inc.	127,399	4,940,533
	Kaiser Aluminum Corp.	133,223	12,756,102
#*	Koppers Holdings, Inc.	34,193	1,021,687
*	Kraton Corp.	602,433	27,940,843
#	Kronos Worldwide, Inc.	270,759	3,885,392
	Materion Corp.	411,464	34,089,792
	Mercer International, Inc.	1,306,149	15,869,710
	Minerals Technologies, Inc.	510,794	35,740,256
#	Nexa Resources SA	348,913	2,892,489
	Olin Corp.	1,568,233	79,462,366
	Olympic Steel, Inc.	248,520	5,290,991
*	Ramaco Resources, Inc.	1,645	19,378
#*	Rayonier Advanced Materials, Inc.	711,154	4,430,489
	Resolute Forest Products, Inc.	1,141,024	15,540,747
	Royal Gold, Inc.	51,638	5,243,839
	Ryerson Holding Corp.	18,319	375,540
#	Schnitzer Steel Industries, Inc., Class A	662,715	25,938,665
#	Schweitzer-Mauduit International, Inc.	243,311	7,365,024
	Stepan Co.	31,895	3,513,553
#*	Summit Materials, Inc., Class A	1,567,828	55,751,964
	SunCoke Energy, Inc.	1,710,405	11,716,274
*	Synalloy Corp.	55,060	917,300
#*	TimkenSteel Corp.	434,731	6,099,276
#*	Trecora Resources	298,891	2,501,718
	Tredegar Corp.	669,463	7,866,190
	TriMas Corp.	589,385	20,487,023
#	Trinseo PLC	119,034	6,373,080
	Tronox Holdings PLC, Class A	1,245,414	28,270,898
#	U.S. Steel Corp.	1,565,302	32,433,058
#*	UFP Technologies, Inc.	56,100	3,980,856
	United States Lime & Minerals, Inc.	3,711	469,404
*	Universal Stainless & Alloy Products, Inc.	143,469	1,255,354
#*	Venator Materials PLC	10,770	26,063
	Verso Corp., Class A	626,252	16,833,654
	Warrior Met Coal, Inc.	366,717	9,607,985
#*»	Webco Industries, Inc.	6,709	1,227,747
#	Worthington Industries, Inc.	52,441	2,841,253
TOTAL MATERIALS			1,146,303,064
REAL ESTATE — (0.7%)
#	CTO Realty Growth, Inc.	2,046	119,875
*	Five Point Holdings LLC, Class A	65,645	380,085
*	Forestar Group, Inc.	38,277	763,626
*	FRP Holdings, Inc.	42,923	2,424,291
*	Howard Hughes Corp.	395,829	38,122,291
#	Indus Realty Trust, Inc.	17,788	1,397,247
	Kennedy-Wilson Holdings, Inc.	683,444	15,350,152
*	Marcus & Millichap, Inc.	119,965	5,615,562
#	Newmark Group, Inc., Class A	48,109	736,549
	RE/MAX Holdings, Inc., Class A	119,513	3,556,707
*	Realogy Holdings Corp.	1,341,454	22,133,991
#*	Stratus Properties, Inc.	111,357	4,080,120
*	Tejon Ranch Co.	274,054	4,771,280
TOTAL REAL ESTATE			99,451,776

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (0.6%)
#	Brookfield Renewable Corp., Class A	628,472	$21,506,312
#	Macquarie Infrastructure Holdings LLC	1,165,280	4,206,661
	MDU Resources Group, Inc.	903,669	26,540,758
	New Jersey Resources Corp.	523,355	21,044,105
#	Ormat Technologies, Inc.	255,674	17,426,740
*	Sunnova Energy International, Inc.	70,464	1,385,322
TOTAL UTILITIES			92,109,898
TOTAL COMMON STOCKS			14,452,561,541
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	13,584	393,257
CONSUMER DISCRETIONARY — (0.1%)
	Qurate Retail, Inc., 8.000%	115,751	11,128,301
INDUSTRIALS — (0.0%)
#(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	329,350	10,038,588
TOTAL PREFERRED STOCKS			21,560,146
TOTAL INVESTMENT SECURITIES (Cost $9,150,985,100)			14,474,121,687

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	117,550,203	117,550,203
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	40,504,007	468,590,861
TOTAL INVESTMENTS — (100.0%)
(Cost $9,737,069,765)^^			$15,060,262,751
As of January 31, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	514	03/18/22	$118,235,376	$115,759,225	$(2,476,151)
Total Futures Contracts			$118,235,376	$115,759,225	$(2,476,151)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$361,746,436	—	—	$361,746,436
Consumer Discretionary	1,962,943,818	$577,851	$90,190	1,963,611,859
Consumer Staples	616,741,143	1,126,418	—	617,867,561
Energy	1,295,474,407	—	—	1,295,474,407
Financials	4,337,499,908	1,120,377	—	4,338,620,285

U.S. Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	$506,832,796	—	$4,206,391	$511,039,187
Industrials	2,975,099,329	—	—	2,975,099,329
Information Technology	1,051,237,739	—	—	1,051,237,739
Materials	1,145,075,317	$1,227,747	—	1,146,303,064
Real Estate	99,451,776	—	—	99,451,776
Utilities	92,109,898	—	—	92,109,898
Preferred Stocks
Communication Services	393,257	—	—	393,257
Consumer Discretionary	11,128,301	—	—	11,128,301
Industrials	10,038,588	—	—	10,038,588
Temporary Cash Investments	117,550,203	—	—	117,550,203
Securities Lending Collateral	—	468,590,861	—	468,590,861
Futures Contracts**	(2,476,151)	—	—	(2,476,151)
TOTAL	$14,580,846,765	$472,643,254	$4,296,581^	$15,057,786,600
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	346,005	$27,337,855
*	Alphabet, Inc., Class A	160,600	434,594,842
*	Alphabet, Inc., Class C	144,137	391,183,494
*	Altice USA, Inc., Class A	273,714	3,946,956
#*	AMC Networks, Inc., Class A	84,444	3,599,848
*	Angi, Inc.	81,190	696,610
*	Anterix, Inc.	27,014	1,384,738
	AT&T, Inc.	5,637,292	143,750,946
	ATN International, Inc.	36,219	1,437,170
*	Audacy, Inc.	111,349	269,465
*	Ballantyne Strong, Inc.	13,352	40,056
#*	Bandwidth, Inc., Class A	4,064	254,447
*	Boston Omaha Corp., Class A	1,118	29,504
	Cable One, Inc.	10,002	15,450,389
*	Cargurus, Inc.	51,420	1,640,298
*	Cars.com, Inc.	166,237	2,589,972
*	Charter Communications, Inc., Class A	107,733	63,922,298
#*	Cinemark Holdings, Inc.	163,452	2,468,125
	Cogent Communications Holdings, Inc.	68,755	4,373,506
	Comcast Corp., Class A	3,223,768	161,156,162
#*	comScore, Inc.	94,727	287,023
*	Consolidated Communications Holdings, Inc.	169,647	1,219,762
*	Cumulus Media, Inc., Class A	19,789	202,837
#	DallasNews Corp.	7,816	55,025
*	DHI Group, Inc.	775,296	4,171,093
#*	Discovery, Inc., Class A	166,971	4,660,161
*	Discovery, Inc., Class C	336,883	9,213,750
*	DISH Network Corp., Class A	286,519	8,996,697
*	EchoStar Corp., Class A	84,286	1,996,735
	Electronic Arts, Inc.	155,923	20,684,745
*	Emerald Holding, Inc.	55,592	181,230
	Entravision Communications Corp., Class A	146,505	887,820
	EW Scripps Co., Class A	154,031	3,157,636
*	Facebook, Inc., Class A	1,320,834	413,764,459
	Fox Corp., Class A	321,821	13,069,151
	Fox Corp., Class B	232,418	8,641,301
*	Gaia, Inc.	18,401	135,063
*	Gannett Co., Inc.	185,349	900,796
	Gray Television, Inc.	239,867	5,001,227
	Gray Television, Inc., Class A	600	11,910
*	Hemisphere Media Group, Inc.	38,900	252,461
*	IDT Corp., Class B	194,096	7,284,423
*	IMAX Corp.	97,078	1,674,596
	Interpublic Group of Cos., Inc.	678,493	24,113,641
*	Iridium Communications, Inc.	209,946	7,532,863
	John Wiley & Sons, Inc., Class A	83,774	4,251,531
	John Wiley & Sons, Inc., Class B	4,638	230,509
#*	Liberty Broadband Corp., Class A	22,295	3,262,873
*	Liberty Broadband Corp., Class C	132,267	19,629,745
*	Liberty Latin America Ltd., Class A	7,870	86,098
*	Liberty Latin America Ltd., Class C	239,838	2,592,649
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	414,130
*»	Liberty Media Corp.-Liberty Braves, Class B	239	6,573

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	$1,343,493
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	2,002,556
#*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	16,351,301
*	Liberty Media Corp.-Liberty SiriusXM, Class A	74,237	3,433,461
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	112,711
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	8,781,374
#*	Lions Gate Entertainment Corp., Class A	140,712	2,206,364
*	Lions Gate Entertainment Corp., Class B	229,850	3,351,213
*	Live Nation Entertainment, Inc.	139,583	15,285,734
*	Loyalty Ventures, Inc.	32,606	955,682
#	Lumen Technologies, Inc.	1,810,747	22,380,833
#*	Madison Square Garden Entertainment Corp.	44,882	3,178,992
*	Marchex, Inc., Class B	5,288	12,321
#*	Marcus Corp.	43,521	733,329
*	Match Group, Inc.	178,919	20,164,171
*	Mediaco Holding, Inc., Class A	1,734	9,069
	National CineMedia, Inc.	73,867	195,009
*	Netflix, Inc.	162,767	69,524,296
	New York Times Co., Class A	249,157	9,973,755
	News Corp., Class A	343,439	7,638,083
	News Corp., Class B	205,575	4,571,988
#	Nexstar Media Group, Inc., Class A	105,343	17,421,625
#	Omnicom Group, Inc.	307,642	23,183,901
*	Pinterest, Inc., Class A	88,608	2,619,252
*	QuinStreet, Inc.	75,323	1,211,947
*	Reading International, Inc., Class A	38,888	173,052
*	Roku, Inc.	21,704	3,560,541
	Saga Communications, Inc., Class A	1,544	34,246
	Scholastic Corp.	58,235	2,388,800
*	Sciplay Corp., Class A	15,446	193,075
	Shenandoah Telecommunications Co.	130,070	2,961,694
#	Sirius XM Holdings, Inc.	1,087,790	6,918,344
#*	Snap, Inc., Class A	155,041	5,045,034
	Spok Holdings, Inc.	52,509	518,789
*	Spotify Technology SA	39,662	7,784,064
*	Take-Two Interactive Software, Inc.	91,647	14,969,621
#*	TechTarget, Inc.	43,756	3,629,123
	TEGNA, Inc.	472,548	9,148,529
	Telephone & Data Systems, Inc.	234,635	4,645,773
#*	Telesat Corp.	10,704	242,446
*	T-Mobile U.S., Inc.	493,018	53,329,757
*	Townsquare Media, Inc., Class A	28,652	377,633
#*	Travelzoo	58,147	544,837
#*	TripAdvisor, Inc.	165,976	4,506,248
*	TrueCar, Inc.	172,369	592,949
*	Twitter, Inc.	257,723	9,667,190
*	U.S. Cellular Corp.	67,294	2,060,542
*	Urban One, Inc.	144,888	651,272
	Verizon Communications, Inc.	4,181,896	222,602,324
#	ViacomCBS, Inc., Class A	15,306	559,893
	ViacomCBS, Inc., Class B	474,309	15,865,636
*	Walt Disney Co.	665,008	95,076,194
#	Warner Music Group Corp., Class A	10,591	450,118
#	World Wrestling Entertainment, Inc., Class A	60,142	3,003,491
*	Yelp, Inc.	113,066	3,905,300
*	Zedge, Inc., Class B	7,377	55,770
#*	Ziff Davis, Inc.	100,702	10,579,752
*	Zynga, Inc., Class A	1,400,125	12,699,134
TOTAL COMMUNICATION SERVICES			2,564,080,825

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	70,961	$1,208,466
#*	2U, Inc.	53,977	871,189
	Aaron's Co., Inc.	63,892	1,352,594
*	Abercrombie & Fitch Co., Class A	126,695	4,941,105
*	Academy Sports & Outdoors, Inc.	6,121	238,107
	Acushnet Holdings Corp.	122,824	5,735,881
*	Adient PLC	176,612	7,412,406
*	Adtalem Global Education, Inc.	101,505	2,986,277
	Advance Auto Parts, Inc.	80,771	18,699,294
*	Amazon.com, Inc.	260,399	778,975,797
	AMCON Distributing Co.	377	59,019
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,807,137
#	American Eagle Outfitters, Inc.	347,198	7,926,530
*	American Outdoor Brands, Inc.	41,033	680,327
*	American Public Education, Inc.	37,453	801,120
*	America's Car-Mart, Inc.	16,795	1,594,181
*	Aptiv PLC	153,600	20,978,688
	Aramark	352,644	12,092,163
*	Ark Restaurants Corp.	3,088	49,532
*	Asbury Automotive Group, Inc.	41,573	6,692,006
#*	Aspen Group, Inc.	17,519	39,243
	Autoliv, Inc.	158,853	15,732,801
*	AutoNation, Inc.	190,026	20,712,834
*	AutoZone, Inc.	16,718	33,207,799
*	Barnes & Noble Education, Inc.	86,236	519,141
	Bassett Furniture Industries, Inc.	16,606	308,207
	Bath & Body Works, Inc.	155,937	8,743,388
*	BBQ Holdings, Inc.	5,587	81,291
*	Beazer Homes USA, Inc.	68,898	1,256,700
#*	Bed Bath & Beyond, Inc.	198,541	3,224,306
#	Best Buy Co., Inc.	409,753	40,680,278
#	Big 5 Sporting Goods Corp.	217,841	4,289,289
#	Big Lots, Inc.	80,654	3,380,209
*	Biglari Holdings, Inc., Class A	309	193,119
*	Biglari Holdings, Inc., Class B	3,890	460,965
*	BJ's Restaurants, Inc.	30,428	915,579
#*	Bloomin' Brands, Inc.	95,931	1,950,277
*	Bluegreen Vacations Holding Corp.	9,703	290,799
*	Booking Holdings, Inc.	8,473	20,810,789
*	Boot Barn Holdings, Inc.	62,822	5,777,739
	BorgWarner, Inc.	457,862	20,077,249
*	Boyd Gaming Corp.	37,566	2,233,674
*	Bright Horizons Family Solutions, Inc.	59,337	7,619,464
#*	Brinker International, Inc.	57,654	1,914,689
	Brunswick Corp.	161,449	14,657,955
#	Buckle, Inc.	42,151	1,586,564
	Build-A-Bear Workshop, Inc.	28,648	511,080
#*	Burlington Stores, Inc.	18,537	4,391,971
*	Caesars Entertainment, Inc.	46,259	3,522,160
	Caleres, Inc.	72,949	1,749,317
#	Camping World Holdings, Inc., Class A	15,770	523,564
*	Capri Holdings Ltd.	222,503	13,365,755
*	CarMax, Inc.	228,460	25,397,898
#*	Carnival Corp.	494,919	9,804,345
#*	CarParts.com, Inc.	22,016	202,547
	Carriage Services, Inc.	42,220	2,124,510
	Carrols Restaurant Group, Inc.	99,977	246,943
	Carter's, Inc.	81,521	7,591,236
#*	Carvana Co.	12,126	1,965,140

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cato Corp., Class A	41,230	$681,120
*	Cavco Industries, Inc.	15,131	4,076,897
	Century Communities, Inc.	70,227	4,624,448
#*	Cheesecake Factory, Inc.	62,334	2,224,077
#*	Chegg, Inc.	80,595	2,133,350
#*	Chewy, Inc., Class A	32,568	1,550,562
*	Chico's FAS, Inc.	169,665	799,122
#*	Children's Place, Inc.	23,576	1,668,002
*	Chipotle Mexican Grill, Inc.	14,496	21,534,968
	Choice Hotels International, Inc.	82,968	11,897,611
	Churchill Downs, Inc.	35,650	7,497,195
*	Chuy's Holdings, Inc.	35,308	890,115
#*	Citi Trends, Inc.	36,097	1,758,646
#	Clarus Corp.	50,937	1,147,611
	Columbia Sportswear Co.	111,496	10,354,634
#*	Conn's, Inc.	58,402	1,417,417
*	Container Store Group, Inc.	79,174	807,575
††	Contra Zagg, Inc.	55,398	4,986
*	Cooper-Standard Holdings, Inc.	37,891	780,176
#	Cracker Barrel Old Country Store, Inc.	43,104	5,135,411
*	Crocs, Inc.	80,663	8,277,637
	Crown Crafts, Inc.	10,832	74,524
	Culp, Inc.	23,254	210,449
	Dana, Inc.	268,545	5,816,685
#	Darden Restaurants, Inc.	105,429	14,746,354
*	Dave & Buster's Entertainment, Inc.	51,855	1,855,890
*	Deckers Outdoor Corp.	48,943	15,673,017
	Del Taco Restaurants, Inc.	243,130	3,031,831
*	Delta Apparel, Inc.	10,000	302,000
*	Denny's Corp.	77,237	1,197,173
*	Designer Brands, Inc., Class A	128,487	1,692,174
#	Dick's Sporting Goods, Inc.	112,967	13,036,392
	Dillard's, Inc., Class A	42,601	10,808,726
	Dollar General Corp.	178,169	37,144,673
*	Dollar Tree, Inc.	302,490	39,692,738
	Domino's Pizza, Inc.	29,051	13,208,037
*	Dorman Products, Inc.	51,956	4,864,640
	DR Horton, Inc.	393,333	35,093,170
*	Duluth Holdings, Inc., Class B	5,670	85,504
	eBay, Inc.	609,534	36,614,707
	Educational Development Corp.	5,764	41,847
*	El Pollo Loco Holdings, Inc.	66,941	892,993
	Escalade, Inc.	25,241	360,946
#	Ethan Allen Interiors, Inc.	46,997	1,184,794
#*	Etsy, Inc.	81,324	12,774,374
*	Expedia Group, Inc.	37,825	6,932,944
*	Fiesta Restaurant Group, Inc.	56,297	533,133
#*	Five Below, Inc.	84,265	13,819,460
*	Flanigan's Enterprises, Inc.	1,100	31,284
	Flexsteel Industries, Inc.	14,862	370,212
*	Floor & Decor Holdings, Inc., Class A	129,586	14,088,590
	Foot Locker, Inc.	222,538	9,942,998
	Ford Motor Co.	2,088,826	42,403,168
*	Fossil Group, Inc.	94,331	1,046,131
*	Fox Factory Holding Corp.	62,549	8,323,395
*	frontdoor, Inc.	105,584	3,832,699
#*	Full House Resorts, Inc.	1,684	14,870
*	Funko, Inc., Class A	32,785	566,525
	Gap, Inc.	471,164	8,513,933

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin Ltd.	184,653	$22,974,526
*	General Motors Co.	1,491,750	78,659,977
*	Genesco, Inc.	31,488	2,025,623
	Gentex Corp.	456,392	14,330,709
*	Gentherm, Inc.	66,801	5,837,739
	Genuine Parts Co.	141,647	18,871,630
*	G-III Apparel Group Ltd.	91,035	2,473,421
*	Goodyear Tire & Rubber Co.	499,634	10,357,413
#*	GoPro, Inc., Class A	44,031	390,115
	Graham Holdings Co., Class B	8,782	5,226,344
*	Grand Canyon Education, Inc.	79,088	6,618,084
*	Green Brick Partners, Inc.	14,320	339,098
#	Group 1 Automotive, Inc.	40,577	6,890,380
#	Guess?, Inc.	146,916	3,382,006
	H&R Block, Inc.	203,394	4,649,587
#	Hamilton Beach Brands Holding Co., Class A	21,074	292,086
#	Hanesbrands, Inc.	689,178	11,095,766
	Harley-Davidson, Inc.	252,407	8,725,710
	Hasbro, Inc.	141,804	13,114,034
#	Haverty Furniture Cos., Inc.	39,090	1,153,937
#	Haverty Furniture Cos., Inc., Class A	1,608	42,676
#*	Helen of Troy Ltd.	42,508	8,898,200
	Hibbett, Inc.	35,730	2,202,754
*	Hilton Grand Vacations, Inc.	134,862	6,589,357
*	Hilton Worldwide Holdings, Inc.	192,851	27,984,609
	Home Depot, Inc.	609,996	223,856,332
#	Hooker Furnishings Corp.	28,755	633,760
*	Horizon Global Corp.	29,949	228,810
*	Houghton Mifflin Harcourt Co.	165,862	2,987,175
*	Hyatt Hotels Corp., Class A	57,885	5,302,845
#	Installed Building Products, Inc.	55,478	6,146,408
#	International Game Technology PLC	41,102	1,100,301
#*	iRobot Corp.	48,149	3,154,722
#	Jack in the Box, Inc.	33,995	3,095,245
	Johnson Outdoors, Inc., Class A	19,173	1,729,788
	KB Home	105,351	4,451,080
	Kohl's Corp.	300,033	17,914,970
#	Kontoor Brands, Inc.	47,982	2,365,033
#*	Koss Corp.	884	7,373
*	Lakeland Industries, Inc.	13,493	283,623
*	Lands' End, Inc.	61,326	1,124,106
*	Las Vegas Sands Corp.	95,638	4,188,944
	Laureate Education, Inc., Class A	64,944	821,542
*††	Lazare Kaplan International, Inc.	1,600	225
	La-Z-Boy, Inc.	93,977	3,449,896
#*	Lazydays Holdings, Inc.	2,974	48,298
	LCI Industries	54,831	6,753,534
	Lear Corp.	123,942	20,737,975
#	Leggett & Platt, Inc.	268,693	10,707,416
	Lennar Corp., Class A	263,561	25,330,848
	Lennar Corp., Class B	21,010	1,696,137
	Levi Strauss & Co., Class A	18,065	396,165
*	LGI Homes, Inc.	48,714	6,065,380
	Lifetime Brands, Inc.	37,101	575,065
*	Lincoln Educational Services Corp.	13,808	94,585
*	Liquidity Services, Inc.	77,445	1,473,778
	Lithia Motors, Inc.	50,477	14,745,846
	LKQ Corp.	314,846	17,281,897
*	LL Flooring Holdings, Inc.	46,392	669,900

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lovesac Co.	6,714	$361,549
	Lowe's Cos., Inc.	402,457	95,523,169
*	Lululemon Athletica, Inc.	63,716	21,265,852
*	M/I Homes, Inc.	45,749	2,424,240
	Macy's, Inc.	609,715	15,608,704
*	Malibu Boats, Inc., Class A	50,758	3,332,770
#	Marine Products Corp.	11,488	140,843
*	MarineMax, Inc.	63,014	2,965,439
*	Marriott International, Inc., Class A	191,220	30,809,366
	Marriott Vacations Worldwide Corp.	63,590	10,325,744
#*	MasterCraft Boat Holdings, Inc.	51,077	1,298,888
*	Mattel, Inc.	282,366	5,907,097
	McDonald's Corp.	398,179	103,307,542
	MDC Holdings, Inc.	143,084	7,252,928
††	Media General, Inc.	34,446	4,261
*	Meritage Homes Corp.	85,142	8,687,038
	MGM Resorts International	365,526	15,615,271
*	Modine Manufacturing Co.	102,280	935,862
*	Mohawk Industries, Inc.	69,893	11,034,008
*	Monarch Casino & Resort, Inc.	6,425	397,707
	Monro, Inc.	58,577	2,913,034
*	Motorcar Parts of America, Inc.	54,774	905,414
	Movado Group, Inc.	30,786	1,141,237
	Murphy USA, Inc.	72,103	14,179,776
	Nathan's Famous, Inc.	8,747	471,288
#*	National Vision Holdings, Inc.	131,567	5,378,459
*	Nautilus, Inc.	69,651	355,220
	Newell Brands, Inc.	634,860	14,735,101
	NIKE, Inc., Class B	823,605	121,951,192
	Nobility Homes, Inc.	1,105	35,360
#*	Noodles & Co.	11,233	94,470
#*	Nordstrom, Inc.	84,735	1,906,537
*	Norwegian Cruise Line Holdings Ltd.	314,847	6,558,263
*	NVR, Inc.	4,300	22,907,046
*	ODP Corp.	104,503	4,622,168
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	4,186,792
*	O'Reilly Automotive, Inc.	39,984	26,059,572
	Oxford Industries, Inc.	36,978	3,046,617
	Papa John's International, Inc.	52,642	6,498,655
	Patrick Industries, Inc.	58,494	3,767,014
#*	Peloton Interactive, Inc., Class A	106,055	2,898,483
#*	Penn National Gaming, Inc.	120,323	5,487,932
	Penske Automotive Group, Inc.	160,308	16,292,102
*	Perdoceo Education Corp.	151,914	1,674,092
#	PetMed Express, Inc.	26,614	687,440
*	Planet Fitness, Inc., Class A	118,732	10,524,404
*	PlayAGS, Inc.	13,971	108,834
#	Polaris, Inc.	118,376	13,327,954
	Pool Corp.	40,021	19,060,001
*	Potbelly Corp.	44,397	244,183
	PulteGroup, Inc.	469,726	24,749,863
#*	Purple Innovation, Inc.	19,782	164,586
	PVH Corp.	106,998	10,165,880
*	Quotient Technology, Inc.	127,255	904,783
#	Qurate Retail, Inc., Class A	634,821	4,462,792
	Ralph Lauren Corp.	76,967	8,531,022
	RCI Hospitality Holdings, Inc.	8,400	586,908
#*	Red Robin Gourmet Burgers, Inc.	24,292	358,307
	Red Rock Resorts, Inc., Class A	115,240	5,130,485

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Rent-A-Center, Inc.	133,011	$5,606,414
*	Revolve Group, Inc.	17,035	840,166
#*	RH	22,319	8,990,540
	Rocky Brands, Inc.	7,436	318,112
	Ross Stores, Inc.	281,153	27,482,706
#*	Royal Caribbean Cruises Ltd.	181,804	14,146,169
#*	Ruth's Hospitality Group, Inc.	75,815	1,518,574
#*	Sally Beauty Holdings, Inc.	142,075	2,439,428
*	Scientific Games Corp., Class A	132,363	7,637,345
*	SeaWorld Entertainment, Inc.	97,387	5,802,317
	Service Corp. International	250,049	15,433,024
#*	Shake Shack, Inc., Class A	38,688	2,556,116
	Shoe Carnival, Inc.	61,692	2,107,399
	Shutterstock, Inc.	61,200	5,934,564
#	Signet Jewelers Ltd.	98,427	8,477,517
*	Skechers USA, Inc., Class A	211,628	8,888,376
*	Skyline Champion Corp.	96,528	6,500,196
#*	Sleep Number Corp.	40,053	2,863,789
	Smith & Wesson Brands, Inc.	149,336	2,550,659
#	Sonic Automotive, Inc., Class A	99,885	5,095,134
#*	Sonos, Inc.	100,566	2,536,275
*	Sportsman's Warehouse Holdings, Inc.	119,009	1,304,339
	Standard Motor Products, Inc.	50,632	2,423,754
	Starbucks Corp.	610,387	60,013,250
	Steven Madden Ltd.	145,902	6,002,408
#*	Stitch Fix, Inc., Class A	10,962	180,106
*	Stoneridge, Inc.	73,619	1,389,191
	Strategic Education, Inc.	35,908	2,142,271
*	Strattec Security Corp.	5,496	208,243
*	Stride, Inc.	90,178	3,162,542
	Superior Group of Cos., Inc.	33,980	694,211
*	Superior Industries International, Inc.	169,709	751,811
	Tapestry, Inc.	406,786	15,437,529
	Target Corp.	398,108	87,754,946
*	Taylor Morrison Home Corp.	276,183	8,476,056
	Tempur Sealy International, Inc.	254,869	10,146,335
*	Tenneco, Inc., Class A	80,858	849,009
*	Terminix Global Holdings, Inc.	191,779	8,273,346
*	Tesla, Inc.	209,330	196,083,598
	Texas Roadhouse, Inc.	111,420	9,514,154
#	Thor Industries, Inc.	68,353	6,465,510
	Tilly's, Inc., Class A	42,253	556,895
	TJX Cos., Inc.	726,156	52,261,447
	Toll Brothers, Inc.	193,184	11,392,060
*	TopBuild Corp.	65,045	15,132,719
	Tractor Supply Co.	135,823	29,651,519
	Travel & Leisure Co.	123,903	7,037,690
*	TravelCenters of America, Inc.	13,556	617,882
*	Tri Pointe Homes, Inc.	267,910	6,378,937
*	Tupperware Brands Corp.	64,678	997,335
*	Ulta Beauty, Inc.	66,345	24,132,330
#*	Under Armour, Inc., Class A	166,465	3,134,536
*	Under Armour, Inc., Class C	224,900	3,596,151
*	Unifi, Inc.	49,869	948,010
#*	Unique Fabricating, Inc.	4,774	9,782
*	Universal Electronics, Inc.	29,638	1,051,853
*	Universal Technical Institute, Inc.	55,794	405,064
*	Urban Outfitters, Inc.	185,300	5,321,816
	Vail Resorts, Inc.	36,055	9,990,840

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Veoneer, Inc.	117,856	$4,149,710
*	Vera Bradley, Inc.	83,961	687,641
	VF Corp.	226,837	14,792,041
#*	Victoria's Secret & Co.	51,979	2,901,988
*	Vince Holding Corp.	4,110	36,990
*	Vista Outdoor, Inc.	129,974	5,014,397
*	Visteon Corp.	45,101	4,578,202
*	VOXX International Corp.	79,250	875,712
#*	Wayfair, Inc., Class A	52,381	8,167,246
	Wendy's Co.	363,034	8,360,673
	Weyco Group, Inc.	18,839	440,833
#	Whirlpool Corp.	122,632	25,776,020
#	Williams-Sonoma, Inc.	135,931	21,822,363
	Wingstop, Inc.	44,263	6,783,305
	Winmark Corp.	6,666	1,435,990
#	Winnebago Industries, Inc.	54,473	3,514,598
	Wolverine World Wide, Inc.	125,179	3,315,992
#*	WW International, Inc.	96,800	1,219,680
	Wyndham Hotels & Resorts, Inc.	87,742	7,365,941
#*	Wynn Resorts Ltd.	69,330	5,924,248
#*	XPEL, Inc.	1,228	76,578
#*	YETI Holdings, Inc.	44,637	2,927,294
	Yum! Brands, Inc.	172,941	21,647,025
*	Zovio, Inc.	66,789	82,818
#*	Zumiez, Inc.	48,597	2,184,435
TOTAL CONSUMER DISCRETIONARY			3,849,759,515
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	15,742	566,240
	Altria Group, Inc.	955,591	48,620,470
	Andersons, Inc.	66,984	2,552,090
	Archer-Daniels-Midland Co.	454,815	34,111,125
	B&G Foods, Inc.	143,133	4,451,436
*	BJ's Wholesale Club Holdings, Inc.	162,243	9,973,077
*	Boston Beer Co., Inc., Class A	15,005	6,314,554
*	Bridgford Foods Corp.	5,919	72,153
	Brown-Forman Corp., Class A	54,490	3,413,254
	Brown-Forman Corp., Class B	225,181	15,183,955
	Bunge Ltd.	249,126	24,628,596
	Calavo Growers, Inc.	27,081	1,121,424
	Cal-Maine Foods, Inc.	70,316	2,742,324
	Campbell Soup Co.	442,684	19,531,218
	Casey's General Stores, Inc.	71,921	13,507,483
#*	Celsius Holdings, Inc.	12,612	601,971
#*	Central Garden & Pet Co.	25,073	1,163,136
*	Central Garden & Pet Co., Class A	89,901	3,895,410
#*	Chefs' Warehouse, Inc.	65,464	1,953,446
	Church & Dwight Co., Inc.	236,332	24,259,480
	Clorox Co.	109,115	18,316,044
	Coca-Cola Co.	2,614,699	159,522,786
	Coca-Cola Consolidated, Inc.	14,639	8,388,147
*	Coffee Holding Co., Inc.	300	1,320
	Colgate-Palmolive Co.	471,504	38,875,505
	Conagra Brands, Inc.	429,115	14,916,037
	Constellation Brands, Inc., Class A	70,715	16,812,491
	Costco Wholesale Corp.	266,821	134,779,292
*	Coty, Inc., Class A	1,007,252	8,541,497
*	Cyanotech Corp.	800	2,256
*	Darling Ingredients, Inc.	353,784	22,560,806

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Edgewell Personal Care Co.	89,379	$4,093,558
*	elf Beauty, Inc.	83,578	2,470,566
#	Energizer Holdings, Inc.	73,168	2,751,848
	Estee Lauder Cos., Inc., Class A	128,727	40,135,791
*	Farmer Bros Co.	49,522	316,446
	Flowers Foods, Inc.	435,838	12,260,123
	Fresh Del Monte Produce, Inc.	105,829	2,945,221
#*	Freshpet, Inc.	19,288	1,794,363
	General Mills, Inc.	493,735	33,909,720
#*	Grocery Outlet Holding Corp.	5,826	147,864
*	Hain Celestial Group, Inc.	139,997	5,114,090
*	Herbalife Nutrition Ltd.	206,259	8,768,070
	Hershey Co.	123,243	24,287,498
#	Hormel Foods Corp.	395,113	18,756,014
*	Hostess Brands, Inc.	260,999	5,355,700
	Ingles Markets, Inc., Class A	36,506	2,808,407
	Ingredion, Inc.	141,571	13,406,774
	Inter Parfums, Inc.	44,959	4,449,592
	J M Smucker Co.	115,629	16,255,125
#	J&J Snack Foods Corp.	24,949	3,784,514
	John B. Sanfilippo & Son, Inc.	23,822	1,884,320
#	Kellogg Co.	372,011	23,436,693
	Keurig Dr Pepper, Inc.	326,838	12,403,502
	Kimberly-Clark Corp.	198,892	27,377,484
	Kraft Heinz Co.	354,517	12,691,709
	Kroger Co.	1,272,898	55,485,624
	Lamb Weston Holdings, Inc.	110,553	7,098,608
	Lancaster Colony Corp.	48,206	7,653,667
*	Landec Corp.	58,908	633,261
*	Lifevantage Corp.	11,327	72,833
#*	Lifeway Foods, Inc.	13,678	69,484
#	Limoneira Co.	35,823	532,330
#	McCormick & Co., Inc.	227,476	22,818,118
	McCormick & Co., Inc.	8,596	857,709
	Medifast, Inc.	18,716	3,719,056
#	MGP Ingredients, Inc.	30,287	2,291,514
#	Molson Coors Beverage Co., Class A	1,102	65,216
	Molson Coors Beverage Co., Class B	225,082	10,727,408
	Mondelez International, Inc., Class A	577,565	38,714,182
*	Monster Beverage Corp.	174,349	15,119,545
#	National Beverage Corp.	93,322	4,168,694
*	Natural Alternatives International, Inc.	9,699	127,008
	Natural Grocers by Vitamin Cottage, Inc.	54,081	789,583
#	Natural Health Trends Corp.	13,193	96,705
	Nature's Sunshine Products, Inc.	34,510	608,756
	Nu Skin Enterprises, Inc., Class A	106,211	5,118,308
#	Ocean Bio-Chem, Inc.	3,050	27,206
	Oil-Dri Corp. of America	8,525	290,021
	PepsiCo, Inc.	1,155,131	200,438,331
*	Performance Food Group Co.	230,398	9,720,492
	Philip Morris International, Inc.	773,755	79,580,702
*	Pilgrim's Pride Corp.	258,564	7,232,035
*	Post Holdings, Inc.	158,181	16,738,713
	PriceSmart, Inc.	52,835	3,772,947
	Procter & Gamble Co.	1,579,025	253,354,561
#	Reynolds Consumer Products, Inc.	8,021	242,796
#*	Rite Aid Corp.	52,805	560,261
	Rocky Mountain Chocolate Factory, Inc.	5,266	41,285
#*	S&W Seed Co.	43,698	101,379

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sanderson Farms, Inc.	36,031	$6,629,704
	Seaboard Corp.	550	2,100,995
*	Seneca Foods Corp., Class A	18,887	882,967
*»	Seneca Foods Corp., Class B	1,493	70,014
*	Simply Good Foods Co.	139,741	4,923,075
	SpartanNash Co.	87,356	2,146,337
	Spectrum Brands Holdings, Inc.	95,318	8,519,523
*	Sprouts Farmers Market, Inc.	266,232	7,225,537
	Sysco Corp.	384,001	30,009,678
#	Tootsie Roll Industries, Inc.	36,754	1,247,798
*	TreeHouse Foods, Inc.	117,774	4,561,387
#	Turning Point Brands, Inc.	29,761	1,048,480
	Tyson Foods, Inc., Class A	290,875	26,437,629
*	U.S. Foods Holding Corp.	333,333	11,753,322
*	United Natural Foods, Inc.	129,013	5,003,124
	United-Guardian, Inc.	1,741	32,905
	Universal Corp.	53,407	2,906,943
*	USANA Health Sciences, Inc.	39,087	3,735,935
	Vector Group Ltd.	225,683	2,507,338
#	Village Super Market, Inc., Class A	24,867	568,211
	Walgreens Boots Alliance, Inc.	550,030	27,369,493
	Walmart, Inc.	985,735	137,815,610
#	WD-40 Co.	18,471	4,105,364
#	Weis Markets, Inc.	54,171	3,263,261
TOTAL CONSUMER STAPLES			1,966,716,983
ENERGY — (3.8%)
	Adams Resources & Energy, Inc.	3,234	96,988
#*	Alto Ingredients, Inc.	52,100	269,878
#	Antero Midstream Corp.	152,005	1,512,450
*	Antero Resources Corp.	447,117	8,732,195
	APA Corp.	148,075	4,917,571
#	Arch Resources, Inc.	29,655	2,806,549
	Archrock, Inc.	357,931	3,020,938
*	Ardmore Shipping Corp.	97,147	332,243
*	Aspen Aerogels, Inc.	34,067	1,011,790
	Baker Hughes Co.	537,224	14,741,427
	Berry Corp.	86,019	747,505
*	Bristow Group, Inc.	15,448	507,467
	Cabot Oil & Gas Corp.	1,424,119	31,188,206
#	Cactus, Inc., Class A	57,555	2,789,115
	California Resources Corp.	7,070	301,323
#*	Callon Petroleum Co.	641	31,691
*	Centennial Resource Development, Inc., Class A	150,487	1,175,303
*	ChampionX Corp.	378,058	8,468,499
	Cheniere Energy, Inc.	178,500	19,974,150
#	Chesapeake Energy Corp.	28,903	1,970,318
	Chevron Corp.	1,110,826	145,884,779
	Civitas Resources, Inc.	42,832	2,334,344
*	Clean Energy Fuels Corp.	381,633	2,316,512
#*	CNX Resources Corp.	450,283	6,677,697
	ConocoPhillips	1,164,407	103,189,748
*	CONSOL Energy, Inc.	57,969	1,260,246
#	Continental Resources, Inc.	277,636	14,420,414
	Core Laboratories NV	55,784	1,487,759
#*	Crescent Energy, Inc., Class A	3,319	44,043
#	CVR Energy, Inc.	159,921	3,123,257
*	Delek U.S. Holdings, Inc.	152,017	2,359,304
*	Denbury, Inc.	23,791	1,787,656

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Devon Energy Corp.	864,352	$43,710,281
	DHT Holdings, Inc.	372,797	1,819,249
	Diamondback Energy, Inc.	103,942	13,113,323
*	DMC Global, Inc.	29,869	1,204,915
	Dorian LPG Ltd.	61,770	734,445
*	Dril-Quip, Inc.	71,096	1,798,018
*	DTE Midstream LLC	61,150	3,161,455
*	Earthstone Energy, Inc., Class A	53,052	724,690
	EnLink Midstream LLC	403,635	3,212,935
	EOG Resources, Inc.	500,872	55,837,211
*	Epsilon Energy Ltd.	60,463	335,570
*	EQT Corp.	397,989	8,457,266
	Equitrans Midstream Corp.	488,893	3,964,922
	Evolution Petroleum Corp.	88,922	511,301
#*	Expro Group Holdings NV	72,998	1,143,149
*	Exterran Corp.	61,573	336,189
	Exxon Mobil Corp.	2,589,391	196,690,140
#*	Forum Energy Technologies, Inc.	11,503	224,539
*	Geospace Technologies Corp.	24,656	215,740
#*	Green Plains, Inc.	77,480	2,366,239
*	Gulf Island Fabrication, Inc.	63,013	248,901
	Halliburton Co.	884,700	27,195,678
*	Helix Energy Solutions Group, Inc.	370,680	1,308,500
	Helmerich & Payne, Inc.	236,024	6,773,889
	Hess Corp.	305,290	28,175,214
#	HollyFrontier Corp.	309,128	10,868,940
*	Independence Contract Drilling, Inc.	2,220	7,370
#	International Seaways, Inc.	56,633	826,275
	Kinder Morgan, Inc.	1,106,475	19,208,406
*	Kosmos Energy Ltd.	156,646	678,277
#*	Laredo Petroleum, Inc.	22,138	1,486,788
*	Liberty Oilfield Services, Inc., Class A	112,070	1,356,047
#	Magnolia Oil & Gas Corp., Class A	90,240	1,951,891
*	Mammoth Energy Services, Inc.	4,564	7,896
	Marathon Oil Corp.	1,171,032	22,799,993
	Marathon Petroleum Corp.	528,844	37,944,557
	Matador Resources Co.	251,233	11,247,701
*	MIND Technology, Inc.	56,141	78,036
	Murphy Oil Corp.	319,973	10,111,147
*	Nabors Industries Ltd.	17,056	1,765,467
	NACCO Industries, Inc., Class A	13,931	424,896
*	Natural Gas Services Group, Inc.	25,016	269,422
*	Newpark Resources, Inc.	166,702	591,792
*	NexTier Oilfield Solutions, Inc.	368,639	2,219,207
	Nordic American Tankers Ltd.	66,157	102,543
	NOV, Inc.	517,227	8,492,867
#	Oasis Petroleum, Inc.	469	63,517
	Occidental Petroleum Corp.	1,217,379	45,858,667
*	Oceaneering International, Inc.	188,125	2,451,269
#*	Oil States International, Inc.	113,375	710,861
	ONEOK, Inc.	409,667	24,858,594
#*	Overseas Shipholding Group, Inc., Class A	168,614	291,702
	Ovintiv, Inc.	3,593	139,408
*	Par Pacific Holdings, Inc.	138,110	1,947,351
	Patterson-UTI Energy, Inc.	417,745	4,160,740
*	PBF Energy, Inc., Class A	217,830	3,450,427
	PDC Energy, Inc.	211,616	12,542,480
*	Peabody Energy Corp.	182,697	1,973,128
	Phillips 66	302,239	25,626,845

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	PHX Minerals, Inc.	28,869	$68,708
	Pioneer Natural Resources Co.	142,461	31,183,288
*	PrimeEnergy Resources Corp.	2,614	199,318
*	ProPetro Holding Corp.	182,468	1,917,739
*	Range Resources Corp.	500,971	9,643,692
#*	Ranger Energy Services, Inc.	10,562	107,732
*	Ranger Oil Corp., Class A	28,158	873,180
*	Renewable Energy Group, Inc.	98,363	3,960,094
*	REX American Resources Corp.	11,500	1,108,945
#*	RPC, Inc.	299,380	1,769,336
*	SandRidge Energy, Inc.	36,068	414,782
	Schlumberger NV	850,708	33,237,162
#	Scorpio Tankers, Inc.	111,229	1,513,827
*	SEACOR Marine Holdings, Inc.	63,811	267,368
*	Select Energy Services, Inc., Class A	202,993	1,353,963
	SFL Corp. Ltd.	257,092	2,108,154
*	SilverBow Resources, Inc.	20,603	479,844
	SM Energy Co.	80,079	2,627,392
#*	Smart Sand, Inc.	48,900	95,844
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	516,948
#*	Southwestern Energy Co.	1,402,188	6,169,627
*	Talos Energy, Inc.	153,139	1,629,399
	Targa Resources Corp.	325,362	19,222,387
*	Technip Energies NV, ADR	54,788	834,421
*	TechnipFMC PLC	433,108	2,810,871
#*	Teekay Tankers Ltd., Class A	66,722	711,924
*	TETRA Technologies, Inc.	142,621	417,880
	Texas Pacific Land Corp.	36	38,700
*	Tidewater, Inc.	74,980	1,063,966
*	U.S. Silica Holdings, Inc.	137,265	1,310,881
	Valero Energy Corp.	343,771	28,522,680
*	Whiting Petroleum Corp.	13,984	1,038,312
	Williams Cos., Inc.	907,838	27,180,670
	World Fuel Services Corp.	136,776	3,858,451
TOTAL ENERGY			1,237,517,116
FINANCIALS — (13.8%)
	1st Source Corp.	58,116	2,898,826
	ACNB Corp.	13,445	435,484
	Affiliated Managers Group, Inc.	70,504	10,308,390
*	Affinity Bancshares, Inc.	6,685	104,353
	Aflac, Inc.	483,741	30,388,610
*	Alleghany Corp.	13,754	9,132,656
	Allegiance Bancshares, Inc.	41,667	1,834,598
	Allstate Corp.	400,352	48,310,476
	Ally Financial, Inc.	528,777	25,233,238
	A-Mark Precious Metals, Inc.	14,596	903,492
*	Ambac Financial Group, Inc.	33,328	472,258
	American Equity Investment Life Holding Co.	166,321	6,842,446
	American Express Co.	450,551	81,018,081
	American Financial Group, Inc.	123,196	16,049,975
	American International Group, Inc.	462,656	26,718,384
	American National Bankshares, Inc.	22,485	849,933
	American National Group, Inc.	27,596	5,209,849
	Ameriprise Financial, Inc.	117,924	35,885,452
	Ameris Bancorp	126,400	6,232,784
	AMERISAFE, Inc.	36,226	1,902,590
	AmeriServ Financial, Inc.	8,436	36,190
	Ames National Corp.	17,858	434,485

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Aon PLC, Class A	192,139	$53,114,905
	Apollo Global Management, Inc.	302,588	21,181,160
*	Arch Capital Group Ltd.	372,851	17,270,458
	Ares Management Corp., Class A	94,871	7,563,116
	Argo Group International Holdings Ltd.	71,702	4,071,240
	Arrow Financial Corp.	32,298	1,142,703
	Arthur J Gallagher & Co.	165,503	26,139,544
#	Artisan Partners Asset Management, Inc., Class A	79,042	3,415,405
	Associated Banc-Corp.	267,037	6,382,184
	Associated Capital Group, Inc., Class A	5,637	253,101
	Assurant, Inc.	86,759	13,231,615
	Assured Guaranty Ltd.	175,467	9,350,636
	Atlantic American Corp.	2,737	7,007
*	Atlantic Capital Bancshares, Inc.	46,459	1,399,345
	Atlantic Union Bankshares Corp.	143,174	5,830,045
*	Atlanticus Holdings Corp.	16,795	1,080,086
	Auburn National BanCorp, Inc.	1,203	40,589
	Axis Capital Holdings Ltd.	137,209	7,818,169
*	Axos Financial, Inc.	117,359	6,043,988
	Banc of California, Inc.	126,233	2,438,822
	BancFirst Corp.	60,430	4,529,229
*	Bancorp, Inc.	140,123	4,178,468
	Bank of America Corp.	3,912,477	180,521,689
	Bank of Hawaii Corp.	69,691	5,998,304
	Bank of Marin Bancorp	28,828	1,074,996
	Bank of New York Mellon Corp.	433,530	25,690,988
	Bank of NT Butterfield & Son Ltd.	111,550	4,088,308
	Bank of Princeton	9,863	299,243
#	Bank of South Carolina Corp.	5,861	117,806
	Bank of the James Financial Group, Inc.	3,363	52,026
	Bank OZK	225,356	10,557,929
	BankFinancial Corp.	29,449	317,460
	BankUnited, Inc.	168,075	7,017,131
	Bankwell Financial Group, Inc.	8,501	287,589
	Banner Corp.	63,952	3,972,059
	Bar Harbor Bankshares	22,343	682,355
*	Baycom Corp.	2,513	52,270
	BCB Bancorp, Inc.	29,823	506,991
*	Berkshire Hathaway, Inc., Class B	954,456	298,763,817
	Berkshire Hills Bancorp, Inc.	93,583	2,769,121
	BGC Partners, Inc., Class A	566,106	2,388,967
	BlackRock, Inc.	61,690	50,767,169
	Blackstone, Inc.	312,752	41,273,881
*	Blucora, Inc.	54,213	879,335
	BOK Financial Corp.	97,679	10,016,981
*	Bridgewater Bancshares, Inc.	13,739	244,417
*	Brighthouse Financial, Inc.	138,514	7,542,087
	BrightSphere Investment Group, Inc.	65,502	1,413,533
	Brookline Bancorp, Inc.	159,949	2,735,128
	Brown & Brown, Inc.	289,297	19,174,605
	C&F Financial Corp.	6,412	328,102
	Cadence Bank	318,170	9,917,359
	Cambridge Bancorp	2,265	202,808
	Camden National Corp.	32,220	1,600,045
*	Cannae Holdings, Inc.	160,164	4,784,099
	Capital City Bank Group, Inc.	34,427	952,251
	Capital One Financial Corp.	381,351	55,955,632
	Capitol Federal Financial, Inc.	311,084	3,462,365
	Capstar Financial Holdings, Inc.	35,598	763,577

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cathay General Bancorp	134,527	$6,075,239
	Cboe Global Markets, Inc.	94,710	11,225,976
#	CBTX, Inc.	12,697	373,673
*»	CCUR Holdings, Inc.	1	6,000
	Central Pacific Financial Corp.	39,971	1,163,156
	Central Valley Community Bancorp	13,713	307,171
#	CF Bankshares, Inc.	2,535	51,511
	Charles Schwab Corp.	573,157	50,265,869
	Chemung Financial Corp.	9,008	412,837
	Chubb Ltd.	227,406	44,862,656
	Cincinnati Financial Corp.	131,496	15,494,174
	Citigroup, Inc.	1,060,314	69,047,648
	Citizens & Northern Corp.	13,301	334,121
	Citizens Community Bancorp, Inc.	18,370	265,263
	Citizens Financial Group, Inc.	363,663	18,717,735
	Citizens Holding Co.	1,272	22,947
#*	Citizens, Inc.	39,312	186,732
	City Holding Co.	29,158	2,338,763
	Civista Bancshares, Inc.	27,140	654,345
	CME Group, Inc.	135,048	30,993,516
	CNA Financial Corp.	46,149	2,118,701
	CNB Financial Corp.	32,003	854,800
	CNO Financial Group, Inc.	184,317	4,596,866
*	Coastal Financial Corp.	3,622	175,377
	Codorus Valley Bancorp, Inc.	17,121	371,183
	Cohen & Steers, Inc.	88,782	7,415,960
	Colony Bankcorp, Inc.	13,348	224,914
	Columbia Banking System, Inc.	142,519	4,955,386
	Comerica, Inc.	198,601	18,426,201
	Commerce Bancshares, Inc.	202,290	13,939,804
	Community Bank System, Inc.	115,603	8,256,366
	Community Financial Corp.	9,835	389,466
	Community Trust Bancorp, Inc.	39,856	1,761,237
	Community West Bancshares	9,137	127,370
	ConnectOne Bancorp, Inc.	78,345	2,507,823
*	Consumer Portfolio Services, Inc.	137,807	1,633,013
	Cowen, Inc., Class A	33,497	1,061,185
	Crawford & Co., Class A	73,029	555,751
	Crawford & Co., Class B	53,098	401,952
#*	Credit Acceptance Corp.	25,869	13,957,878
	Cullen/Frost Bankers, Inc.	96,437	13,598,581
*	Customers Bancorp, Inc.	59,614	3,475,496
	CVB Financial Corp.	243,472	5,363,688
	Diamond Hill Investment Group, Inc.	10,114	1,888,790
	Dime Community Bancshares, Inc.	98,470	3,442,511
	Discover Financial Services	345,296	39,968,012
	Donegal Group, Inc., Class A	102,385	1,469,225
#	Donegal Group, Inc., Class B	2,147	29,435
*	Donnelley Financial Solutions, Inc.	79,822	2,970,975
	Eagle Bancorp Montana, Inc.	10,879	248,041
	Eagle Bancorp, Inc.	67,893	4,071,543
	East West Bancorp, Inc.	229,404	19,806,741
#*	eHealth, Inc.	34,428	752,252
#*	Elevate Credit, Inc.	58,383	171,646
	Elmira Savings Bank	3,961	90,509
	Employers Holdings, Inc.	66,819	2,612,623
#*	Encore Capital Group, Inc.	69,740	4,498,230
*	Enova International, Inc.	84,162	3,390,045
*	Enstar Group Ltd.	26,644	7,062,792

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Bancorp, Inc.	8,490	$362,438
	Enterprise Financial Services Corp.	56,694	2,808,621
	Equitable Holdings, Inc.	486,481	16,365,221
	Equity Bancshares, Inc., Class A	32,237	1,033,518
#	Erie Indemnity Co., Class A	51,686	9,515,393
*	Esquire Financial Holdings, Inc.	10,386	358,005
	ESSA Bancorp, Inc.	9,594	169,334
	Essent Group Ltd.	161,779	7,383,594
	Evans Bancorp, Inc.	8,786	374,108
	Evercore, Inc., Class A	85,610	10,685,840
	Everest Re Group Ltd.	42,252	11,974,217
#*	EZCORP, Inc., Class A	178,592	1,066,194
	FactSet Research Systems, Inc.	37,467	15,806,953
	Farmers & Merchants Bancorp, Inc.	1,121	35,412
	Farmers National Banc Corp.	27,473	479,404
	FB Financial Corp.	94,585	4,210,924
	Federal Agricultural Mortgage Corp., Class A	1,374	156,286
	Federal Agricultural Mortgage Corp., Class C	20,856	2,540,261
#	Federated Hermes, Inc.	209,546	6,938,068
*	FedNat Holding Co.	33,200	45,152
*	FFBW, Inc.	7,231	85,037
#*	FG Financial Group, Inc.	1,369	3,997
#	Fidelity D&D Bancorp, Inc.	1,322	69,577
	Fidelity National Financial, Inc.	441,125	22,210,644
	Fifth Third Bancorp	628,365	28,043,930
	Financial Institutions, Inc.	37,773	1,217,802
	First American Financial Corp.	203,664	15,175,005
	First BanCorp	464,247	6,754,794
	First BanCorp	75,265	3,304,886
	First Bancorp, Inc.	21,518	691,589
	First Bancshares, Inc.	9,134	329,463
	First Bancshares, Inc.	200	3,405
	First Bank	19,222	281,602
	First Busey Corp.	109,363	3,049,040
	First Business Financial Services, Inc.	16,313	549,422
	First Capital, Inc.	3,880	154,230
	First Citizens BancShares, Inc., Class A	27,537	21,453,526
	First Commonwealth Financial Corp.	205,742	3,407,088
	First Community Bankshares, Inc.	39,477	1,232,077
	First Community Corp.	13,022	275,285
	First Financial Bancorp	205,339	5,176,596
	First Financial Bankshares, Inc.	206,746	9,714,995
	First Financial Corp.	12,021	539,623
	First Financial Northwest, Inc.	14,137	234,816
	First Foundation, Inc.	97,966	2,561,811
	First Hawaiian, Inc.	177,102	5,020,842
	First Horizon Corp.	921,728	15,770,766
	First Internet Bancorp	19,229	966,450
#	First Interstate BancSystem, Inc., Class A	84,923	3,120,920
	First Merchants Corp.	108,386	4,598,818
	First Mid Bancshares, Inc.	19,699	810,614
	First Midwest Bancorp, Inc.	213,480	4,433,980
	First Northwest Bancorp	19,278	429,707
	First of Long Island Corp.	51,943	1,138,071
	First Republic Bank	134,287	23,310,880
	First Savings Financial Group, Inc.	2,715	71,513
#	First U.S. Bancshares, Inc.	5,297	57,737
	First United Corp.	12,304	245,219
*	First Western Financial, Inc.	526	17,200

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	72,932	$5,083,360
	Flagstar Bancorp, Inc.	124,801	5,647,245
	Flushing Financial Corp.	62,746	1,481,433
	FNB Corp.	582,553	7,526,587
#	Franklin Resources, Inc.	414,381	13,247,761
	FS Bancorp, Inc.	18,178	603,873
	Fulton Financial Corp.	338,415	6,074,549
#*	FVCBankcorp, Inc.	1,234	24,927
	GAMCO Investors, Inc., Class A	16,874	379,834
*	Genworth Financial, Inc., Class A	148,223	578,070
	German American Bancorp, Inc.	56,588	2,240,885
	Glacier Bancorp, Inc.	181,689	9,435,110
	Global Indemnity Group LLC, Class A	19,910	518,058
	Globe Life, Inc.	120,236	12,300,143
	Goldman Sachs Group, Inc.	307,944	109,221,578
	Great Southern Bancorp, Inc.	26,148	1,551,622
	Great Western Bancorp, Inc.	104,047	3,212,971
*	Green Dot Corp., Class A	103,702	3,288,390
	Greenhill & Co., Inc.	21,781	363,307
*	Greenlight Capital Re Ltd., Class A	58,568	424,032
	Guaranty Bancshares, Inc.	12,030	427,546
	Guaranty Federal Bancshares, Inc.	6,257	203,978
*	Hallmark Financial Services, Inc.	56,159	239,237
	Hamilton Lane, Inc., Class A	33,121	2,996,126
	Hancock Whitney Corp.	160,416	8,457,132
	Hanmi Financial Corp.	64,947	1,745,775
	Hanover Insurance Group, Inc.	74,234	10,241,323
	HarborOne Bancorp, Inc.	45,499	646,086
	Hartford Financial Services Group, Inc.	354,638	25,487,833
	Hawthorn Bancshares, Inc.	10,926	278,613
	HCI Group, Inc.	21,758	1,476,715
	Heartland Financial USA, Inc.	77,609	4,037,996
#	Hennessy Advisors, Inc.	13,944	144,669
	Heritage Commerce Corp.	121,422	1,512,918
	Heritage Financial Corp.	79,845	1,937,040
	Heritage Insurance Holdings, Inc.	59,531	370,878
	Hilltop Holdings, Inc.	173,804	5,740,746
	Hingham Institution For Savings	3,464	1,343,443
*	HMN Financial, Inc.	6,890	167,083
	Home Bancorp, Inc.	14,364	558,041
	Home BancShares, Inc.	305,401	7,195,248
	Home Federal Bancorp Inc of Louisiana	2,148	44,464
	HomeStreet, Inc.	49,402	2,408,348
	HomeTrust Bancshares, Inc.	761	23,690
	Hope Bancorp, Inc.	265,776	4,451,748
	Horace Mann Educators Corp.	75,310	2,862,533
	Horizon Bancorp, Inc.	82,626	1,762,413
	Houlihan Lokey, Inc.	61,437	6,529,524
	Huntington Bancshares, Inc.	1,405,113	21,161,002
*	ICC Holdings, Inc.	1,000	16,850
#	IF Bancorp, Inc.	2,855	73,659
	Independence Holding Co.	20,781	1,183,478
	Independent Bank Corp.	85,583	7,218,926
	Independent Bank Corp.	43,834	1,073,056
	Independent Bank Group, Inc.	78,727	5,976,954
	Interactive Brokers Group, Inc., Class A	49,433	3,370,836
	Intercontinental Exchange, Inc.	244,631	30,984,962
	International Bancshares Corp.	131,276	5,517,530
	Invesco Ltd.	471,520	10,684,643

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	18,897	$363,200
	Investors Bancorp, Inc.	496,062	8,095,732
	Investors Title Co.	3,752	750,362
	James River Group Holdings Ltd.	82,209	2,328,159
	Janus Henderson Group PLC	263,590	9,726,471
	Jefferies Financial Group, Inc.	389,778	14,281,466
	JPMorgan Chase & Co.	2,201,688	327,170,837
	Kearny Financial Corp.	198,330	2,566,390
	Kemper Corp.	127,219	7,630,596
	Kentucky First Federal Bancorp	6,958	52,533
	KeyCorp	824,897	20,671,919
	Kingstone Cos., Inc.	16,836	91,251
	Kinsale Capital Group, Inc.	25,262	5,060,484
	KKR & Co., Inc.	271,344	19,308,839
	Lake Shore Bancorp, Inc.	2,985	44,059
	Lakeland Bancorp, Inc.	114,981	2,176,590
#	Lakeland Financial Corp.	50,167	4,009,848
	Landmark Bancorp, Inc.	6,885	196,223
	Lazard Ltd., Class A	220,210	9,609,964
	LCNB Corp.	24,728	495,796
#*	LendingClub Corp.	132,457	2,484,893
#*	LendingTree, Inc.	13,788	1,679,930
	Level One Bancorp, Inc.	7,157	283,560
*	Limestone Bancorp, Inc.	8,255	157,175
	Lincoln National Corp.	169,548	11,864,969
#	Live Oak Bancshares, Inc.	81,213	4,780,197
	Loews Corp.	227,665	13,582,494
	LPL Financial Holdings, Inc.	160,547	27,665,459
#	M&T Bank Corp.	114,580	19,407,560
	Macatawa Bank Corp.	68,654	620,632
	Magyar Bancorp, Inc.	3,982	47,744
*	Maiden Holdings Ltd.	184,895	515,857
*	MainStreet Bancshares, Inc.	901	22,606
*	Malvern Bancorp, Inc.	13,382	206,886
	Manning & Napier, Inc.	13,893	113,784
*	Markel Corp.	10,873	13,403,582
	MarketAxess Holdings, Inc.	26,311	9,063,613
	Marsh & McLennan Cos., Inc.	310,585	47,718,279
*	MBIA, Inc.	296,282	4,050,175
	Mercantile Bank Corp.	34,968	1,345,219
	Mercury General Corp.	107,082	5,853,102
	Meta Financial Group, Inc.	76,339	4,539,117
	MetLife, Inc.	391,705	26,267,737
*	Metropolitan Bank Holding Corp.	3,159	315,900
	MGIC Investment Corp.	174,562	2,649,851
	Mid Penn Bancorp, Inc.	997	29,760
	Middlefield Banc Corp.	11,702	299,279
	Midland States Bancorp, Inc.	27,625	797,534
	MidWestOne Financial Group, Inc.	14,231	454,396
	Moelis & Co., Class A	78,533	4,434,759
	Moody's Corp.	118,982	40,810,826
	Morgan Stanley	1,062,417	108,940,239
	Morningstar, Inc.	72,854	20,938,968
*	Mr Cooper Group, Inc.	20,870	837,931
	MSCI, Inc.	48,835	26,181,420
	MVB Financial Corp.	18,456	738,609
	Nasdaq, Inc.	156,927	28,122,888
	National Bank Holdings Corp., Class A	68,908	3,128,423
	National Bankshares, Inc.	2,559	91,970

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	National Security Group, Inc.	312	$4,945
	National Western Life Group, Inc., Class A	7,419	1,586,702
	Navient Corp.	431,770	7,525,751
	NBT Bancorp, Inc.	95,328	3,687,287
	Nelnet, Inc., Class A	64,519	5,711,867
	New York Community Bancorp, Inc.	744,490	8,680,753
*	NI Holdings, Inc.	14,645	282,649
*	Nicholas Financial, Inc.	9,629	103,512
*	Nicolet Bankshares, Inc.	20,074	1,868,689
*	NMI Holdings, Inc., Class A	135,194	3,344,700
	Northeast Bank	16,291	594,947
	Northern Trust Corp.	212,920	24,834,989
	Northfield Bancorp, Inc.	114,330	1,801,841
	Northrim BanCorp, Inc.	8,802	386,760
	Northwest Bancshares, Inc.	242,912	3,427,488
	Norwood Financial Corp.	4,680	130,104
#	Oak Valley Bancorp	8,602	155,180
	OceanFirst Financial Corp.	126,123	2,862,992
#	Oconee Federal Financial Corp.	365	8,355
*	Ocwen Financial Corp.	810	29,711
	OFG Bancorp	98,751	2,732,440
	Ohio Valley Banc Corp.	5,333	157,324
	Old National Bancorp	347,988	6,378,620
	Old Point Financial Corp.	2,092	50,208
	Old Republic International Corp.	490,431	12,569,747
	Old Second Bancorp, Inc.	4,388	58,931
	OneMain Holdings, Inc.	342,159	17,675,934
	Oppenheimer Holdings, Inc., Class A	13,697	580,616
	Origin Bancorp, Inc.	3,001	128,203
	Orrstown Financial Services, Inc.	21,101	522,250
	Pacific Premier Bancorp, Inc.	196,538	7,517,578
	PacWest Bancorp	172,640	8,015,675
*	Palomar Holdings, Inc.	11,134	587,319
#	Park National Corp.	30,887	4,183,953
	Parke Bancorp, Inc.	25,939	628,243
	Pathfinder Bancorp, Inc.	4,141	71,184
*	Patriot National Bancorp, Inc.	1,773	26,134
#	PCB Bancorp	3,606	81,099
	PCSB Financial Corp.	28,016	523,339
	Peapack-Gladstone Financial Corp.	40,657	1,497,804
	Penns Woods Bancorp, Inc.	12,528	306,685
	Peoples Bancorp of North Carolina, Inc.	6,872	195,852
	Peoples Bancorp, Inc.	57,712	1,913,153
	Peoples Financial Services Corp.	1,679	85,176
	People's United Financial, Inc.	670,902	13,002,081
	Pinnacle Financial Partners, Inc.	115,311	11,151,727
	Piper Sandler Cos.	33,328	5,139,844
	PJT Partners, Inc., Class A	22,127	1,533,844
#	Plumas Bancorp	9,875	370,016
	PNC Financial Services Group, Inc.	220,907	45,504,633
	Ponce Financial Group, Inc.	37,867	406,314
	Popular, Inc.	150,766	13,443,804
*	PRA Group, Inc.	93,314	4,339,101
	Preferred Bank	32,744	2,555,997
	Premier Financial Corp.	77,450	2,311,883
	Primerica, Inc.	94,923	14,650,416
	Primis Financial Corp.	40,303	598,903
	Principal Financial Group, Inc.	244,825	17,886,914
	ProAssurance Corp.	100,109	2,398,612

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	PROG Holdings, Inc.	129,584	$5,158,739
	Progressive Corp.	343,084	37,279,507
	Prosperity Bancshares, Inc.	137,841	10,096,853
	Provident Bancorp, Inc.	24,763	447,715
	Provident Financial Holdings, Inc.	16,764	282,138
	Provident Financial Services, Inc.	170,216	4,114,121
	Prudential Bancorp, Inc.	14,780	206,920
	Prudential Financial, Inc.	241,485	26,942,481
	Pzena Investment Management, Inc., Class A	8,560	86,798
	QCR Holdings, Inc.	29,380	1,675,835
	Radian Group, Inc.	139,181	3,116,263
	Randolph Bancorp, Inc.	7,527	187,234
	Raymond James Financial, Inc.	234,943	24,873,415
	RBB Bancorp	3,020	81,510
	Regional Management Corp.	26,063	1,322,958
	Regions Financial Corp.	862,555	19,787,012
	Reinsurance Group of America, Inc.	76,308	8,762,448
	RenaissanceRe Holdings Ltd.	65,692	10,324,812
	Renasant Corp.	121,007	4,450,637
	Republic Bancorp, Inc., Class A	30,924	1,515,894
#*	Republic First Bancorp, Inc.	109,335	470,141
	Riverview Bancorp, Inc.	50,627	382,234
	RLI Corp.	70,993	7,438,647
	S&P Global, Inc.	140,186	58,208,031
	S&T Bancorp, Inc.	86,264	2,657,794
*	Safeguard Scientifics, Inc.	41,559	265,146
	Safety Insurance Group, Inc.	36,412	2,997,800
	Salisbury Bancorp, Inc.	4,314	239,600
	Sandy Spring Bancorp, Inc.	79,969	3,783,333
	SB Financial Group, Inc.	9,866	190,114
	Seacoast Banking Corp. of Florida	56,533	2,063,455
*	Security National Financial Corp., Class A	20,736	193,467
	SEI Investments Co.	200,732	11,764,903
	Selective Insurance Group, Inc.	111,647	8,808,948
#	ServisFirst Bancshares, Inc.	94,641	8,032,182
	Shore Bancshares, Inc.	35,084	692,558
	Sierra Bancorp	39,565	1,049,659
	Signature Bank	54,605	16,634,321
	Silvercrest Asset Management Group, Inc., Class A	14,147	237,670
	Simmons First National Corp., Class A	204,854	5,858,824
*	SiriusPoint Ltd.	210,091	1,779,471
	SLM Corp.	944,116	17,315,087
	SmartFinancial, Inc.	11,445	306,840
	Sound Financial Bancorp, Inc.	3,278	143,347
	South State Corp.	117,699	9,934,973
*	Southern First Bancshares, Inc.	15,008	879,469
	Southern Missouri Bancorp, Inc.	8,071	446,326
	Southside Bancshares, Inc.	71,052	2,977,079
	Spirit of Texas Bancshares, Inc.	12,540	349,114
	State Auto Financial Corp.	98,142	5,073,941
	State Street Corp.	274,944	25,982,208
	Sterling Bancorp	380,904	10,013,966
*	Sterling Bancorp, Inc.	6,151	36,598
	Stewart Information Services Corp.	59,741	4,267,300
	Stifel Financial Corp.	184,922	13,850,658
	Stock Yards Bancorp, Inc.	53,081	3,162,566
*	StoneX Group, Inc.	34,586	2,269,187
	Summit Financial Group, Inc.	8,032	224,253
	Summit State Bank	7,605	122,745

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	SVB Financial Group	53,597	$31,295,288
	Synchrony Financial	682,283	29,058,433
	Synovus Financial Corp.	258,458	12,860,870
	T Rowe Price Group, Inc.	219,350	33,874,220
	Territorial Bancorp, Inc.	19,133	473,350
*	Texas Capital Bancshares, Inc.	92,017	5,769,466
	TFS Financial Corp.	212,789	3,698,273
	Timberland Bancorp, Inc.	15,487	430,229
	Tiptree, Inc.	80,023	991,485
	Tompkins Financial Corp.	29,901	2,378,924
	Towne Bank	146,572	4,599,429
	Tradeweb Markets, Inc., Class A	3,183	269,823
	Travelers Cos., Inc.	318,553	52,937,138
	TriCo Bancshares	64,648	2,810,249
*	TriState Capital Holdings, Inc.	62,192	1,964,645
*	Triumph Bancorp, Inc.	58,000	5,073,840
	Truist Financial Corp.	679,774	42,703,403
#*	Trupanion, Inc.	15,062	1,434,656
	TrustCo Bank Corp. NY	45,497	1,542,348
	Trustmark Corp.	139,495	4,544,747
	U.S. Bancorp	1,008,583	58,689,445
	UMB Financial Corp.	80,523	7,927,489
	Umpqua Holdings Corp.	408,555	8,285,495
#*	Unico American Corp.	100	290
	Union Bankshares, Inc.	863	26,796
#	United Bancorp, Inc.	5,663	97,404
	United Bancshares, Inc.	3,436	104,489
	United Bankshares, Inc.	238,391	8,422,354
	United Community Banks, Inc.	175,219	6,201,000
	United Fire Group, Inc.	55,466	1,383,322
	United Insurance Holdings Corp.	105,911	427,880
	United Security Bancshares	37,670	308,517
	Unity Bancorp, Inc.	24,003	713,849
	Universal Insurance Holdings, Inc.	88,091	1,518,689
	Univest Financial Corp.	60,261	1,815,664
	Unum Group	281,779	7,151,551
	Valley National Bancorp	704,111	9,801,225
#	Value Line, Inc.	6,620	390,448
	Veritex Holdings, Inc.	64,925	2,606,739
#	Victory Capital Holdings, Inc., Class A	10,266	335,390
	Virtu Financial, Inc., Class A	147,051	4,548,287
	Virtus Investment Partners, Inc.	18,144	4,747,922
#	Voya Financial, Inc.	206,569	14,038,429
	Walker & Dunlop, Inc.	78,369	10,376,839
	Washington Federal, Inc.	160,091	5,606,387
	Washington Trust Bancorp, Inc.	37,135	2,119,666
	Waterstone Financial, Inc.	56,696	1,157,732
	Webster Financial Corp.	164,857	9,365,526
	Wells Fargo & Co.	2,169,645	116,726,901
	WesBanco, Inc.	125,906	4,468,404
	West BanCorp, Inc.	35,687	1,053,480
#	Westamerica BanCorp	48,164	2,797,365
	Western Alliance Bancorp	177,448	17,601,067
	Western New England Bancorp, Inc.	58,206	528,510
	Westwood Holdings Group, Inc.	15,688	299,641
	White Mountains Insurance Group Ltd.	6,648	6,920,302
	Willis Towers Watson PLC	87,059	20,368,324
	Wintrust Financial Corp.	100,877	9,893,007
#	WisdomTree Investments, Inc.	239,622	1,344,279

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	18,404	$3,477,988
	WR Berkley Corp.	175,792	14,854,424
	WSFS Financial Corp.	133,292	6,981,835
	WVS Financial Corp.	803	12,406
	Zions Bancorp NA	248,921	16,881,822
TOTAL FINANCIALS			4,519,672,625
HEALTH CARE — (11.4%)
*	10X Genomics, Inc., Class A	15,582	1,500,079
#*	2seventy bio, Inc.	12,743	237,912
	Abbott Laboratories	827,295	105,447,021
	AbbVie, Inc.	1,217,399	166,649,749
*	ABIOMED, Inc.	27,121	8,024,290
*	Acadia Healthcare Co., Inc.	173,062	9,111,714
#*	ACADIA Pharmaceuticals, Inc.	78,477	1,764,948
#*	Accuray, Inc.	69,870	255,026
#††	Achillion Pharmaceuticals, Inc.	281,426	408,068
#*	Adaptive Biotechnologies Corp.	5,971	104,134
*	Addus HomeCare Corp.	22,272	1,777,974
*	Adverum Biotechnologies, Inc.	75,135	123,973
#*	Aeglea BioTherapeutics, Inc.	41,751	179,529
	Agilent Technologies, Inc.	129,989	18,110,067
*	Agios Pharmaceuticals, Inc.	48,519	1,498,752
#*	Akebia Therapeutics, Inc.	174,854	347,959
#*	Albireo Pharma, Inc.	26,621	758,432
*	Aldeyra Therapeutics, Inc.	32,429	119,014
*	AlerisLife, Inc.	36	106
*	Align Technology, Inc.	25,063	12,405,182
*	Alkermes PLC	89,787	2,289,569
#*	Allakos, Inc.	4,006	27,081
#*	Allogene Therapeutics, Inc.	4,236	48,502
*	Allscripts Healthcare Solutions, Inc.	263,469	5,327,343
*	Alnylam Pharmaceuticals, Inc.	30,629	4,214,550
#*	Alpine Immune Sciences, Inc.	6,024	51,204
#*	Amedisys, Inc.	48,850	6,599,635
*	American Shared Hospital Services	797	1,737
	AmerisourceBergen Corp.	190,937	26,005,619
	Amgen, Inc.	485,497	110,275,789
*	AMN Healthcare Services, Inc.	97,550	9,885,717
*	Amneal Pharmaceuticals, Inc.	25,370	112,389
*	Amphastar Pharmaceuticals, Inc.	76,141	1,758,096
*	AnaptysBio, Inc.	38,863	1,242,450
*	AngioDynamics, Inc.	70,529	1,525,542
#*	ANI Pharmaceuticals, Inc.	27,938	1,129,254
*	Anika Therapeutics, Inc.	32,173	1,023,101
	Anthem, Inc.	134,124	59,147,343
#*	Apollo Medical Holdings, Inc.	5,979	307,799
#*	Applied Genetic Technologies Corp.	28,810	56,180
*	Apyx Medical Corp.	42,178	485,047
#*	Aravive, Inc.	14,052	30,352
*	Arena Pharmaceuticals, Inc.	81,180	7,466,936
*	Artivion, Inc.	61,870	1,101,286
#*	Assembly Biosciences, Inc.	17,002	31,624
#*	Atara Biotherapeutics, Inc.	84,543	1,298,580
*	AtriCure, Inc.	24,142	1,584,681
	Atrion Corp.	2,868	1,736,316
*	Avanos Medical, Inc.	92,905	2,811,305
*	Avantor, Inc.	395,318	14,757,221
#*	Axonics, Inc.	4,421	209,688

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Baxter International, Inc.	336,906	$28,785,249
	Becton Dickinson & Co.	120,495	30,622,599
*	Biogen, Inc.	130,456	29,483,056
#*	Biohaven Pharmaceutical Holding Co. Ltd.	8,101	1,076,380
*	BioMarin Pharmaceutical, Inc.	94,931	8,413,735
*	Bio-Rad Laboratories, Inc., Class A	22,033	13,213,851
	Bio-Techne Corp.	25,746	9,691,052
*	Bioventus, Inc., Class A	1,448	18,867
#*	Bluebird Bio, Inc.	38,230	301,635
*	Blueprint Medicines Corp.	12,372	953,881
*	Boston Scientific Corp.	510,328	21,893,071
	Bristol-Myers Squibb Co.	1,254,713	81,418,327
*	Brookdale Senior Living, Inc.	767,534	4,060,255
	Bruker Corp.	256,526	17,084,632
#*	Calithera Biosciences, Inc.	64,536	41,948
	Cardinal Health, Inc.	333,195	17,182,866
*	Cardiovascular Systems, Inc.	44,475	781,426
*	CareDx, Inc.	1,900	79,420
#*	Castlight Health, Inc., Class B	119,969	244,737
*	Catalent, Inc.	165,748	17,226,190
*	Celldex Therapeutics, Inc.	65,454	2,029,729
*	Centene Corp.	359,764	27,975,249
	Cerner Corp.	328,799	29,986,469
*	Change Healthcare, Inc.	311,690	6,134,059
*	Charles River Laboratories International, Inc.	36,391	12,000,296
	Chemed Corp.	21,802	10,223,176
#*	ChemoCentryx, Inc.	17,035	458,071
#*	Chimerix, Inc.	188,129	1,074,217
	Cigna Corp.	265,948	61,290,376
*	Codexis, Inc.	5,229	107,195
#*	Collegium Pharmaceutical, Inc.	28,620	510,867
*	Community Health Systems, Inc.	155,550	1,973,930
*	Computer Programs & Systems, Inc.	26,388	747,308
*	Concert Pharmaceuticals, Inc.	91,890	278,427
#	CONMED Corp.	44,605	6,136,756
††	Contra Aduro Biotech I	7,016	12,699
††	Contra Pfenex, Inc.	18,448	13,836
	Cooper Cos., Inc.	33,854	13,484,048
*	Corcept Therapeutics, Inc.	123,457	2,317,288
*	CorVel Corp.	38,331	6,750,856
*	Covetrus, Inc.	106,066	1,916,613
#*	CRISPR Therapeutics AG	26,936	1,717,170
*	Cross Country Healthcare, Inc.	75,856	1,631,663
#*	Cue Biopharma, Inc.	66,029	487,954
*	Cumberland Pharmaceuticals, Inc.	22,381	75,200
#*	Cutera, Inc.	11,803	429,747
	CVS Health Corp.	1,042,089	110,992,899
#*	Cymabay Therapeutics, Inc.	94,257	280,886
#*	CytomX Therapeutics, Inc.	69,353	319,024
	Danaher Corp.	249,608	71,335,470
*	DaVita, Inc.	230,799	25,011,688
#*	Denali Therapeutics, Inc.	31,792	1,087,922
	DENTSPLY SIRONA, Inc.	166,483	8,893,522
*	DexCom, Inc.	30,255	13,024,172
*	Eagle Pharmaceuticals, Inc.	13,359	613,712
*	Edwards Lifesciences Corp.	221,790	24,219,468
#*	Eiger BioPharmaceuticals, Inc.	10,178	43,969
*	Elanco Animal Health, Inc.	415,064	10,808,267
#»	Elanco Animal Health, Inc.	82,237	0

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Electromed, Inc.	5,226	$67,677
	Eli Lilly & Co.	520,601	127,750,279
*	Emergent BioSolutions, Inc.	97,613	4,568,288
*	Enanta Pharmaceuticals, Inc.	33,647	1,999,305
	Encompass Health Corp.	169,770	10,532,531
#*	Endo International PLC	329,061	1,049,705
#*	Enochian Biosciences, Inc.	1,776	8,720
	Ensign Group, Inc.	94,348	7,116,670
#*	Envista Holdings Corp.	109,634	4,740,574
#*	Enzo Biochem, Inc.	88,965	286,467
#*	Evolent Health, Inc., Class A	161,116	3,820,060
#*	Exact Sciences Corp.	80,526	6,148,965
*	Exelixis, Inc.	485,528	8,788,057
#*	Fate Therapeutics, Inc.	20,493	850,664
*	FibroGen, Inc.	51,116	771,340
*	FONAR Corp.	20,622	320,260
#*	G1 Therapeutics, Inc.	107,517	1,083,771
	Gilead Sciences, Inc.	911,296	62,587,809
#*	Global Blood Therapeutics, Inc.	78,924	2,276,957
*	Globus Medical, Inc., Class A	111,760	7,457,745
#*	GlycoMimetics, Inc.	10,738	12,778
*	Great Elm Group, Inc.	33,083	61,534
#*	Guardant Health, Inc.	51,611	3,589,545
*	Haemonetics Corp.	76,775	3,712,071
#*	Halozyme Therapeutics, Inc.	13,290	459,967
*	Hanger, Inc.	39,560	717,223
*	Harvard Bioscience, Inc.	100,799	586,650
	HCA Healthcare, Inc.	143,946	34,554,237
*	HealthEquity, Inc.	8,447	451,408
*	HealthStream, Inc.	51,968	1,265,421
*	Henry Schein, Inc.	139,654	10,515,946
#*	Heron Therapeutics, Inc.	39,619	345,081
#*	Heska Corp.	12,412	1,707,643
*	Hologic, Inc.	277,824	19,514,358
*	Horizon Therapeutics PLC	210,517	19,647,552
	Humana, Inc.	72,592	28,492,360
*	ICU Medical, Inc.	22,190	4,734,458
*	IDEXX Laboratories, Inc.	57,965	29,405,644
*	Illumina, Inc.	44,816	15,632,717
*	Incyte Corp.	81,536	6,060,571
#*	InfuSystem Holdings, Inc.	25,741	388,689
#*	Innoviva, Inc.	213,696	3,425,547
*	Inogen, Inc.	36,834	1,095,075
*	Insulet Corp.	17,168	4,257,664
*	Integer Holdings Corp.	58,442	4,582,437
#*	Integra LifeSciences Holdings Corp.	120,856	7,824,217
*	Intellia Therapeutics, Inc.	81,574	7,714,453
#*	Intra-Cellular Therapies, Inc.	102,888	4,886,151
*	IntriCon Corp.	16,863	246,706
*	Intuitive Surgical, Inc.	122,442	34,795,568
#*	Invacare Corp.	97,601	219,602
*	Ionis Pharmaceuticals, Inc.	103,810	3,301,158
*	IQVIA Holdings, Inc.	114,955	28,152,479
*	iRadimed Corp.	1,881	74,901
*	IRIDEX Corp.	6,830	36,062
*	Ironwood Pharmaceuticals, Inc.	138,661	1,546,070
*	IVERIC bio, Inc.	18,707	260,776
*	Jazz Pharmaceuticals PLC	88,712	12,322,984
	Johnson & Johnson	1,898,557	327,102,386

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Jounce Therapeutics, Inc.	68,543	$512,702
#*	KalVista Pharmaceuticals, Inc.	19,552	246,746
#*	Karuna Therapeutics, Inc.	6,403	711,117
*	Kewaunee Scientific Corp.	3,487	51,085
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	77,947
#*	Krystal Biotech, Inc.	6,500	383,500
#*	Kura Oncology, Inc.	42,808	603,165
*	Laboratory Corp. of America Holdings	140,181	38,039,516
#*	Lannett Co., Inc.	68,351	104,577
*	Lantheus Holdings, Inc.	103,840	2,638,574
	LeMaitre Vascular, Inc.	34,567	1,462,530
*	LENSAR, Inc.	23,475	139,911
#*	LHC Group, Inc.	47,241	5,862,608
*	Ligand Pharmaceuticals, Inc.	28,828	3,592,834
#*	LivaNova PLC	79,123	5,942,929
*	Lumos Pharma, Inc.	950	9,500
*	MacroGenics, Inc.	72,299	892,893
*	Madrigal Pharmaceuticals, Inc.	23,338	1,343,802
#*	Marinus Pharmaceuticals, Inc.	2,939	29,978
*	Masimo Corp.	44,429	9,768,604
	McKesson Corp.	105,465	27,074,975
*»	MedCath Corp.	11,283	0
*	MEDNAX, Inc.	160,546	3,925,350
*	Medpace Holdings, Inc.	54,695	9,706,175
	Medtronic PLC	487,115	50,411,531
	Merck & Co., Inc.	1,553,125	126,548,625
*	Meridian Bioscience, Inc.	80,414	1,676,632
*	Merit Medical Systems, Inc.	83,744	4,643,605
#*	Merrimack Pharmaceuticals, Inc.	26,708	138,347
#*	Mersana Therapeutics, Inc.	2,783	13,275
*	Mettler-Toledo International, Inc.	21,757	32,041,099
#*	Minerva Neurosciences, Inc.	35,198	29,052
#*	Mirati Therapeutics, Inc.	11,704	1,396,287
*	Moderna, Inc.	150,897	25,551,389
*	ModivCare, Inc.	27,418	3,178,569
#*	Molecular Templates, Inc.	39,645	122,107
*	Molina Healthcare, Inc.	116,698	33,898,435
*	Myriad Genetics, Inc.	140,407	3,691,300
#*	Natera, Inc.	2,495	176,272
	National HealthCare Corp.	32,630	2,134,002
	National Research Corp.	19,822	824,595
*	Natus Medical, Inc.	56,655	1,305,331
#*	Nektar Therapeutics	57,234	636,442
*	Neogen Corp.	117,338	4,279,317
#*	NeoGenomics, Inc.	118,547	2,672,049
*	Neurocrine Biosciences, Inc.	68,974	5,450,325
*	Nevro Corp.	15,427	1,013,554
*	NextGen Healthcare, Inc.	111,018	2,143,758
#*	NGM Biopharmaceuticals, Inc.	940	14,861
#*	Novavax, Inc.	21,415	2,006,586
#*	Novocure Ltd.	26,789	1,839,065
*	NuVasive, Inc.	78,467	4,081,069
#*	Omnicell, Inc.	48,839	7,332,687
*	Opiant Pharmaceuticals, Inc.	3,087	77,144
#*	OPKO Health, Inc.	332,514	1,040,769
*	Option Care Health, Inc.	13,202	308,531
*	OraSure Technologies, Inc.	132,784	1,175,138
#	Organon & Co.	221,782	7,077,064
*	Orthofix Medical, Inc.	35,988	1,094,035

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	OrthoPediatrics Corp.	2,923	$138,229
#*	Otonomy, Inc.	48,825	98,138
	Owens & Minor, Inc.	182,492	7,681,088
#*	Pacira BioSciences, Inc.	42,539	2,670,173
	Patterson Cos., Inc.	145,341	4,169,833
#*††	PDL BioPharma, Inc.	309,383	1,061,184
*	Pennant Group, Inc.	57,609	957,462
#*	Penumbra, Inc.	20,139	4,551,615
#	PerkinElmer, Inc.	102,415	17,632,791
	Perrigo Co. PLC	195,123	7,428,333
#*	PetIQ, Inc.	35,949	734,798
	Pfizer, Inc.	3,028,207	159,556,227
	Phibro Animal Health Corp., Class A	53,607	1,034,615
	Premier, Inc., Class A	147,531	5,638,635
*	Prestige Consumer Healthcare, Inc.	105,313	5,944,919
#*	Pro-Dex, Inc.	7,945	200,850
††	Progenic Pharmaceuticals, Inc.	48,282	18,347
#*	Progyny, Inc.	1,751	70,916
*	Protagonist Therapeutics, Inc.	48,977	1,434,536
*	Prothena Corp. PLC	98,078	3,342,498
	Psychemedics Corp.	5,773	41,335
	Quest Diagnostics, Inc.	173,102	23,372,232
*	Quidel Corp.	67,971	7,025,483
*	R1 RCM, Inc.	164,313	3,907,363
*	RadNet, Inc.	69,278	1,783,909
*	Regeneron Pharmaceuticals, Inc.	59,132	35,987,144
#*	REGENXBIO, Inc.	57,160	1,509,024
*	Repligen Corp.	36,574	7,254,087
#*	Replimune Group, Inc.	3,300	65,439
	ResMed, Inc.	98,784	22,582,022
#*	Rhythm Pharmaceuticals, Inc.	10,598	78,531
*	Rigel Pharmaceuticals, Inc.	146,330	374,605
*	Rocket Pharmaceuticals, Inc.	25,622	426,350
#	Royalty Pharma PLC, Class A	10,502	420,185
#*	Sangamo Therapeutics, Inc.	340,519	2,053,330
*	Sarepta Therapeutics, Inc.	64,379	4,607,605
*	Seagen, Inc.	59,998	8,070,331
#*	SeaSpine Holdings Corp.	42,767	512,349
	Select Medical Holdings Corp.	276,790	6,429,832
*	Sensus Healthcare, Inc.	9,865	76,059
*	Sharps Compliance Corp.	8,960	60,480
*	Shockwave Medical, Inc.	6,175	895,190
#*	SIGA Technologies, Inc.	2,600	16,926
#	Simulations Plus, Inc.	8,299	352,873
#*	Spectrum Pharmaceuticals, Inc.	30,138	21,136
#*	Spero Therapeutics, Inc.	25,932	307,813
#*	SpringWorks Therapeutics, Inc.	14,674	817,048
*	STAAR Surgical Co.	39,979	2,907,273
	STERIS PLC	86,275	19,360,110
	Stryker Corp.	134,011	33,241,429
*	Supernus Pharmaceuticals, Inc.	93,580	2,886,943
#*	Surface Oncology, Inc.	900	3,375
#*	Surgalign Holdings, Inc.	60,583	41,802
#*	Surgery Partners, Inc.	101,550	4,333,138
*	Surmodics, Inc.	21,748	993,449
*	Syndax Pharmaceuticals, Inc.	40,982	669,646
*	Syneos Health, Inc.	150,835	13,659,618
*	Synlogic, Inc.	62,889	131,438
#*	Syros Pharmaceuticals, Inc.	45,196	89,488

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tactile Systems Technology, Inc.	24,077	$379,694
*	Tandem Diabetes Care, Inc.	20,684	2,442,987
*	Taro Pharmaceutical Industries Ltd.	49,694	2,326,673
#*	Teladoc Health, Inc.	74,409	5,707,914
	Teleflex, Inc.	34,639	10,744,671
*	Tenet Healthcare Corp.	161,661	11,982,313
	Thermo Fisher Scientific, Inc.	201,713	117,255,767
#*	Tivity Health, Inc.	70,723	1,799,193
#*	TransMedics Group, Inc.	5,300	84,111
*	Travere Therapeutics, Inc.	72,219	1,986,023
*	Triple-S Management Corp.	52,955	1,905,850
#*	Twist Bioscience Corp.	115	6,833
#	U.S. Physical Therapy, Inc.	21,315	2,062,653
#*	Ultragenyx Pharmaceutical, Inc.	29,749	2,080,348
*	United Therapeutics Corp.	68,414	13,810,734
	UnitedHealth Group, Inc.	557,641	263,524,407
	Universal Health Services, Inc., Class B	130,442	16,965,287
	Utah Medical Products, Inc.	6,686	628,952
*	Vanda Pharmaceuticals, Inc.	89,127	1,351,165
#*	Varex Imaging Corp.	64,112	1,673,323
#*	VBI Vaccines, Inc.	6,513	11,072
*	Veeva Systems, Inc., Class A	48,960	11,580,998
*	Verastem, Inc.	73,481	112,426
*	Vericel Corp.	34,242	1,218,330
*	Vertex Pharmaceuticals, Inc.	109,638	26,647,516
	Viatris, Inc.	977,307	14,630,286
*	Vocera Communications, Inc.	8,173	645,749
*	Waters Corp.	51,456	16,472,095
	West Pharmaceutical Services, Inc.	60,620	23,836,996
	XBiotech, Inc.	1,680	18,094
#*	Xencor, Inc.	86,563	2,975,170
*	Xenon Pharmaceuticals, Inc.	4,086	110,812
	Zimmer Biomet Holdings, Inc.	161,548	19,873,635
	Zoetis, Inc.	339,960	67,920,608
#*	Zogenix, Inc.	68,863	1,791,127
*	Zynerba Pharmaceuticals, Inc.	7,495	19,562
TOTAL HEALTH CARE			3,727,717,989
INDUSTRIALS — (11.6%)
	3M Co.	495,848	82,320,685
	AAON, Inc.	81,819	5,256,871
*	AAR Corp.	82,816	3,335,000
	ABM Industries, Inc.	124,088	5,173,229
*	Acacia Research Corp.	9,276	41,742
	ACCO Brands Corp.	254,566	2,072,167
	Acme United Corp.	3,771	124,443
	Acuity Brands, Inc.	66,751	12,784,819
#	ADT, Inc.	230,548	1,749,859
#	Advanced Drainage Systems, Inc.	120,704	13,650,415
	AECOM	236,623	16,357,748
	Aerojet Rocketdyne Holdings, Inc.	154,966	5,980,138
*	AeroVironment, Inc.	39,958	2,274,409
	AGCO Corp.	150,039	17,584,571
	Air Lease Corp.	233,162	9,282,179
#*	Air T, Inc.	3,463	78,610
*	Air Transport Services Group, Inc.	157,441	4,227,291
	Alamo Group, Inc.	22,524	3,172,505
*	Alaska Air Group, Inc.	188,155	10,299,605
	Albany International Corp., Class A	55,813	4,672,106

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Allegiant Travel Co.	22,158	$3,958,748
	Allegion PLC	88,656	10,880,751
	Allied Motion Technologies, Inc.	31,080	1,114,218
	Allison Transmission Holdings, Inc.	246,474	9,363,547
#*	Alpha Pro Tech Ltd.	8,900	41,474
	Altra Industrial Motion Corp.	81,648	3,941,965
	AMERCO	32,920	20,046,634
#*	Ameresco, Inc., Class A	50,423	2,551,908
#*	American Airlines Group, Inc.	124,911	2,057,284
#*	American Superconductor Corp.	24,704	202,573
*	American Woodmark Corp.	37,408	2,241,861
	AMETEK, Inc.	208,510	28,517,913
	AO Smith Corp.	212,406	16,232,067
*	API Group Corp.	17,085	380,996
	Apogee Enterprises, Inc.	48,726	2,175,616
	Applied Industrial Technologies, Inc.	54,332	5,323,449
	ArcBest Corp.	41,022	3,627,986
	Arcosa, Inc.	99,103	4,624,146
	Argan, Inc.	35,110	1,304,337
*	Armstrong Flooring, Inc.	44,042	85,441
	Armstrong World Industries, Inc.	87,624	8,676,528
*	ASGN, Inc.	92,025	10,570,912
	Astec Industries, Inc.	48,033	3,040,009
*	Astronics Corp.	43,816	527,106
*	Astronics Corp., Class B	10,587	124,821
*	Atkore, Inc.	102,243	11,019,751
*	Atlas Air Worldwide Holdings, Inc.	62,101	4,988,573
*	Avalon Holdings Corp., Class A	6,700	22,244
#*	Avis Budget Group, Inc.	88,706	15,628,223
*	Axon Enterprise, Inc.	59,856	8,375,650
*	AZEK Co., Inc.	35,846	1,183,993
	AZZ, Inc.	47,647	2,267,044
	Barnes Group, Inc.	94,127	4,251,717
	Barrett Business Services, Inc.	14,347	918,208
*	Beacon Roofing Supply, Inc.	125,285	6,874,388
	BGSF, Inc.	22,090	300,645
#*	Blue Bird Corp.	9,063	140,567
*	Boeing Co.	293,933	58,857,144
	Boise Cascade Co.	96,903	6,804,529
	Booz Allen Hamilton Holding Corp., Class A	174,375	13,379,794
	Brady Corp., Class A	82,315	4,273,795
	Brink's Co.	56,820	3,964,900
#*	Broadwind, Inc.	37,600	66,552
*	Builders FirstSource, Inc.	341,227	23,200,024
	BWX Technologies, Inc.	127,681	5,683,081
*	CACI International, Inc., Class A	45,785	11,329,956
	Canadian Pacific Railway Ltd.	240,750	17,189,550
	Carlisle Cos., Inc.	80,867	18,068,923
	Carrier Global Corp.	716,173	34,147,129
*	Casella Waste Systems, Inc., Class A	59,354	4,509,717
	Caterpillar, Inc.	362,978	73,161,846
*	CBIZ, Inc.	101,190	3,908,970
*	CECO Environmental Corp.	68,343	431,244
#	CH Robinson Worldwide, Inc.	179,472	18,781,745
#*	Chart Industries, Inc.	69,429	8,461,312
	Chicago Rivet & Machine Co.	474	12,443
*	Cimpress PLC	37,142	2,496,685
	Cintas Corp.	82,968	32,484,461
*	CIRCOR International, Inc.	42,763	1,187,529

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Civeo Corp.	8,328	$179,635
#*	Clarivate PLC	33,422	550,126
*	Clean Harbors, Inc.	106,173	9,826,311
*	Colfax Corp.	190,894	7,849,561
	Columbus McKinnon Corp.	45,169	1,954,914
	Comfort Systems USA, Inc.	74,989	6,732,512
*	Commercial Vehicle Group, Inc.	60,558	468,719
	CompX International, Inc.	5,126	115,694
*	Construction Partners, Inc., Class A	67,152	1,762,068
#*	Copa Holdings SA, Class A	55,407	4,630,917
*	Copart, Inc.	177,103	22,890,563
*	Cornerstone Building Brands, Inc.	160,128	2,361,888
	Costamare, Inc.	192,002	2,522,906
*	CoStar Group, Inc.	177,750	12,470,940
*	Covenant Logistics Group, Inc.	45,000	977,400
*	CPI Aerostructures, Inc.	14,667	33,441
	CRA International, Inc.	15,631	1,329,573
	Crane Co.	96,286	9,966,564
	CSW Industrials, Inc.	32,483	3,605,613
	CSX Corp.	1,530,662	52,379,254
	Cummins, Inc.	189,349	41,823,407
	Curtiss-Wright Corp.	81,866	10,870,986
*	Daseke, Inc.	9,684	108,267
	Deere & Co.	212,846	80,115,234
*	Delta Air Lines, Inc.	305,134	12,110,768
	Deluxe Corp.	65,997	1,986,510
#*	Desktop Metal, Inc., Class A	14,635	59,857
#*	DLH Holdings Corp.	17,566	329,538
	Donaldson Co., Inc.	237,172	13,200,994
	Douglas Dynamics, Inc.	48,640	1,776,819
	Dover Corp.	148,675	25,261,369
*	Ducommun, Inc.	24,955	1,091,781
*	DXP Enterprises, Inc.	35,665	1,018,236
*	Dycom Industries, Inc.	74,706	6,296,969
#	Eagle Bulk Shipping, Inc.	15,618	699,999
	Eastern Co.	10,629	253,714
	Eaton Corp. PLC	220,266	34,896,742
	EMCOR Group, Inc.	112,370	13,395,628
	Emerson Electric Co.	410,926	37,784,646
	Encore Wire Corp.	46,521	5,242,452
#*	Energy Recovery, Inc.	2,624	51,378
	Enerpac Tool Group Corp.	107,805	1,924,319
	EnerSys	76,542	5,735,292
	Eneti, Inc.	14,946	102,231
	Ennis, Inc.	54,680	1,035,092
	EnPro Industries, Inc.	41,288	4,336,066
	Equifax, Inc.	67,418	16,164,140
	ESCO Technologies, Inc.	42,104	3,359,057
	Espey Manufacturing & Electronics Corp.	1,489	19,431
#*	EVI Industries, Inc.	100	2,211
*	Evoqua Water Technologies Corp.	51,529	2,086,925
	Expeditors International of Washington, Inc.	169,307	19,382,265
	Exponent, Inc.	77,477	7,358,765
	Fastenal Co.	518,063	29,363,811
	Federal Signal Corp.	129,836	5,066,201
	FedEx Corp.	203,438	50,017,267
	Flowserve Corp.	217,411	7,091,947
*	Forrester Research, Inc.	33,301	1,832,221
	Fortive Corp.	210,263	14,831,952

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fortune Brands Home & Security, Inc.	232,918	$21,933,888
	Forward Air Corp.	46,562	4,949,541
*	Franklin Covey Co.	22,463	1,051,493
	Franklin Electric Co., Inc.	82,295	7,143,206
#*	FTI Consulting, Inc.	65,963	9,618,065
	GATX Corp.	70,939	7,409,579
	Genco Shipping & Trading Ltd.	79,689	1,239,961
*	Gencor Industries, Inc.	20,887	233,517
*	Generac Holdings, Inc.	55,327	15,623,238
	General Dynamics Corp.	131,153	27,817,551
	General Electric Co.	385,532	36,425,063
*	Gibraltar Industries, Inc.	53,145	2,912,346
	Global Industrial Co.	75,437	2,637,278
*	GMS, Inc.	79,138	4,050,283
#	Gorman-Rupp Co.	57,516	2,306,967
	Graco, Inc.	255,112	18,510,927
	GrafTech International Ltd.	190,704	1,998,578
	Graham Corp.	16,735	206,510
	Granite Construction, Inc.	88,551	3,186,065
*	Great Lakes Dredge & Dock Corp.	228,135	3,123,168
#	Greenbrier Cos., Inc.	69,018	2,785,566
	Griffon Corp.	122,556	2,744,029
*	GXO Logistics, Inc.	186,001	15,105,141
	H&E Equipment Services, Inc.	94,834	3,947,939
*	Harsco Corp.	146,327	2,297,334
*	Hawaiian Holdings, Inc.	88,838	1,519,130
#	Healthcare Services Group, Inc.	89,501	1,628,023
	Heartland Express, Inc.	174,654	2,612,824
#	HEICO Corp.	35,914	4,898,310
	HEICO Corp., Class A	55,799	6,121,150
	Heidrick & Struggles International, Inc.	43,173	1,889,682
	Helios Technologies, Inc.	64,285	4,926,160
	Herc Holdings, Inc.	72,161	11,578,232
*	Heritage-Crystal Clean, Inc.	40,929	1,170,979
*	Hexcel Corp.	142,430	7,430,573
*	Hill International, Inc.	110,429	224,171
	Hillenbrand, Inc.	159,607	7,418,533
	HNI Corp.	92,850	3,894,129
	Honeywell International, Inc.	399,419	81,673,197
	Howmet Aerospace, Inc.	334,507	10,399,823
*	Hub Group, Inc., Class A	71,789	5,435,863
	Hubbell, Inc.	102,869	19,266,335
#*	Hudson Global, Inc.	15,507	463,349
	Huntington Ingalls Industries, Inc.	68,352	12,795,494
	Hurco Cos., Inc.	16,016	515,875
*	Huron Consulting Group, Inc.	60,255	2,658,451
#*	Huttig Building Products, Inc.	1,912	17,437
	Hyster-Yale Materials Handling, Inc.	23,842	1,070,267
*	IAA, Inc.	162,063	7,443,554
	ICF International, Inc.	35,088	3,311,956
	IDEX Corp.	54,755	11,796,417
*	IES Holdings, Inc.	6,920	341,156
	IHS Markit Ltd.	23,400	2,732,886
	Illinois Tool Works, Inc.	216,242	50,583,329
	Ingersoll Rand, Inc.	360,811	20,281,186
*	Innovative Solutions & Support, Inc.	12,502	85,139
	Insperity, Inc.	52,909	5,689,305
	Insteel Industries, Inc.	46,239	1,749,221
	Interface, Inc.	142,557	1,890,306

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ITT, Inc.	153,866	$14,143,363
	Jacobs Engineering Group, Inc.	91,834	11,954,950
	JB Hunt Transport Services, Inc.	113,434	21,840,582
*	JELD-WEN Holding, Inc.	195,893	4,623,075
*	JetBlue Airways Corp.	489,957	7,168,071
	John Bean Technologies Corp.	59,934	8,091,090
	Johnson Controls International PLC	286,100	20,790,887
	Kadant, Inc.	23,674	4,947,393
	Kaman Corp.	50,031	1,999,739
#*	KAR Auction Services, Inc.	232,415	3,304,941
#	KBR, Inc.	267,728	11,619,395
	Kelly Services, Inc., Class A	67,205	1,147,861
	Kennametal, Inc.	171,147	5,916,552
	Kforce, Inc.	62,201	4,271,343
	Kimball International, Inc., Class B	91,756	901,044
*	Kirby Corp.	103,353	6,736,549
	Knight-Swift Transportation Holdings, Inc.	278,609	15,763,697
	Korn Ferry	119,716	7,946,748
*	Kratos Defense & Security Solutions, Inc.	175,939	2,948,738
	L3Harris Technologies, Inc.	104,146	21,796,716
	Landstar System, Inc.	72,887	11,661,920
*	Lawson Products, Inc.	15,719	764,887
*	LB Foster Co., Class A	19,948	301,614
	Leidos Holdings, Inc.	198,992	17,799,834
	Lennox International, Inc.	38,309	10,865,199
*	Limbach Holdings, Inc.	8,154	68,901
	Lincoln Electric Holdings, Inc.	110,830	14,168,507
	Lindsay Corp.	18,041	2,277,676
	Lockheed Martin Corp.	186,232	72,468,458
*	LS Starrett Co., Class A	90,794	822,594
	LSI Industries, Inc.	73,480	546,691
#*	Lyft, Inc., Class A	100,941	3,888,247
*	Manitex International, Inc.	31,987	227,428
*	Manitowoc Co., Inc.	71,737	1,309,200
	ManpowerGroup, Inc.	110,436	11,581,423
	ManTech International Corp., Class A	51,563	3,724,911
	Marten Transport Ltd.	176,079	2,938,759
	Masco Corp.	170,498	10,797,638
*	Masonite International Corp.	51,520	5,112,845
#*	MasTec, Inc.	174,343	15,016,163
*	Mastech Digital, Inc.	14,713	260,420
*	Matrix Service Co.	52,921	384,206
	Matson, Inc.	104,665	10,221,584
	Matthews International Corp., Class A	59,295	2,082,440
	Maxar Technologies, Inc.	12,200	317,322
	McGrath RentCorp	52,725	4,018,172
*	Mercury Systems, Inc.	79,052	4,499,640
*	Meritor, Inc.	187,058	4,311,687
*	Mesa Air Group, Inc.	55,281	276,405
*	Middleby Corp.	87,826	16,265,375
	Miller Industries, Inc.	14,667	461,571
	MillerKnoll, Inc.	170,273	6,575,943
*	Mistras Group, Inc.	54,077	363,397
	Moog, Inc., Class A	60,150	4,585,836
*	MRC Global, Inc.	152,455	1,129,692
	MSA Safety, Inc.	59,486	8,173,376
	MSC Industrial Direct Co., Inc., Class A	90,348	7,376,011
	Mueller Industries, Inc.	123,214	6,365,235
	Mueller Water Products, Inc., Class A	312,626	4,017,244

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MYR Group, Inc.	39,987	$3,759,978
	National Presto Industries, Inc.	14,955	1,230,049
	Nielsen Holdings PLC	633,041	11,939,153
	NL Industries, Inc.	260,217	1,691,411
*	NN, Inc.	80,710	307,505
	Nordson Corp.	50,827	11,819,311
	Norfolk Southern Corp.	156,816	42,652,384
	Northrop Grumman Corp.	116,050	42,926,895
*	Northwest Pipe Co.	9,070	257,316
*	NOW, Inc.	217,437	1,933,015
*	NV5 Global, Inc.	22,888	2,393,856
	nVent Electric PLC	241,846	8,365,453
	Old Dominion Freight Line, Inc.	130,802	39,493,048
#	Omega Flex, Inc.	6,188	878,448
#*	Orion Energy Systems, Inc.	5,003	16,110
*	Orion Group Holdings, Inc.	85,460	273,472
	Oshkosh Corp.	130,416	14,842,645
	Otis Worldwide Corp.	270,834	23,137,349
	Owens Corning	161,285	14,305,980
#*	P&F Industries, Inc., Class A	504	3,084
	PACCAR, Inc.	349,145	32,466,994
*	PAM Transportation Services, Inc.	31,192	2,178,137
#	Pangaea Logistics Solutions Ltd.	45,179	180,716
	Park Aerospace Corp.	47,012	636,072
	Parker-Hannifin Corp.	153,041	47,444,240
	Park-Ohio Holdings Corp.	24,296	491,751
	Patriot Transportation Holding, Inc.	3,354	27,469
	Pentair PLC	274,046	17,456,730
#*	Perma-Fix Environmental Services, Inc.	9,203	54,206
*	Perma-Pipe International Holdings, Inc.	8,588	76,004
*	PGT Innovations, Inc.	113,912	2,163,189
	Pitney Bowes, Inc.	217,515	1,339,892
#*	Plug Power, Inc.	102,767	2,247,514
#	Powell Industries, Inc.	29,898	892,754
	Preformed Line Products Co.	9,850	597,304
	Primoris Services Corp.	107,379	2,761,788
*	Proto Labs, Inc.	39,420	1,978,096
*	Quad/Graphics, Inc.	93,200	413,808
	Quanex Building Products Corp.	72,949	1,589,559
	Quanta Services, Inc.	203,621	20,915,949
*	Radiant Logistics, Inc.	103,930	645,405
	Raytheon Technologies Corp.	782,005	70,529,031
#*	RBC Bearings, Inc.	37,463	6,760,948
*	RCM Technologies, Inc.	7,192	49,337
#*	Red Violet, Inc.	3,537	94,756
	Regal Rexnord Corp.	136,352	21,609,065
	Republic Services, Inc.	273,176	34,873,648
*	Resideo Technologies, Inc.	85,646	2,122,308
	Resources Connection, Inc.	62,602	1,091,153
	REV Group, Inc.	120,030	1,612,003
	Robert Half International, Inc.	228,120	25,836,871
	Rockwell Automation, Inc.	108,143	31,277,118
	Rollins, Inc.	311,938	9,623,287
	Roper Technologies, Inc.	44,930	19,641,599
	Rush Enterprises, Inc., Class A	103,642	5,474,370
	Rush Enterprises, Inc., Class B	11,071	561,743
	Ryder System, Inc.	136,567	9,995,339
*	Saia, Inc.	57,953	16,474,879
	Schneider National, Inc., Class B	162,889	4,169,958

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	113,078	$9,275,788
*	Sensata Technologies Holding PLC	260,401	14,936,601
*	Servotronics, Inc.	389	5,135
	Shyft Group, Inc.	69,362	2,909,042
*	SIFCO Industries, Inc.	3,251	19,828
	Simpson Manufacturing Co., Inc.	77,914	8,787,920
*	SiteOne Landscape Supply, Inc.	61,370	11,053,964
*	SkyWest, Inc.	120,880	4,611,572
	Snap-on, Inc.	88,981	18,530,293
*	Southwest Airlines Co.	430,236	19,257,363
*	SP Plus Corp.	50,772	1,430,755
	Spirit AeroSystems Holdings, Inc., Class A	98,511	4,317,737
*	Spirit Airlines, Inc.	155,695	3,342,772
*	SPX Corp.	80,175	4,183,532
	SPX FLOW, Inc.	94,518	8,147,452
	Standex International Corp.	25,488	2,532,233
	Stanley Black & Decker, Inc.	144,791	25,287,748
	Steelcase, Inc., Class A	190,439	2,350,017
*	Stericycle, Inc.	131,206	7,707,040
*	Sterling Construction Co., Inc.	62,906	1,598,441
#*	Sunrun, Inc.	264,505	6,858,615
*	Taylor Devices, Inc.	100	1,060
*	Team, Inc.	31,897	22,739
#	Tecnoglass, Inc.	16,317	336,130
	Tennant Co.	40,156	3,098,839
	Terex Corp.	139,460	5,818,271
	Tetra Tech, Inc.	78,447	10,919,038
	Textainer Group Holdings Ltd.	114,026	4,193,876
	Textron, Inc.	259,868	17,686,616
*	Thermon Group Holdings, Inc.	63,420	1,087,653
	Timken Co.	149,714	10,000,895
*	Titan International, Inc.	216,752	2,113,332
*	Titan Machinery, Inc.	49,817	1,534,364
	Toro Co.	146,278	14,127,529
#*	TPI Composites, Inc.	57,018	688,207
	Trane Technologies PLC	149,585	25,893,164
*	Transcat, Inc.	14,702	1,395,367
*	TransDigm Group, Inc.	38,163	23,515,659
	TransUnion	149,425	15,408,706
#*	Trex Co., Inc.	141,580	12,950,323
*	TriNet Group, Inc.	123,118	10,489,654
#	Trinity Industries, Inc.	228,697	6,570,465
	Triton International Ltd.	159,067	9,610,828
*	TrueBlue, Inc.	79,353	2,110,790
*	Tutor Perini Corp.	130,929	1,558,055
*	Twin Disc, Inc.	24,297	279,658
*	U.S. Ecology, Inc.	48,288	1,380,071
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	156,014
*	Uber Technologies, Inc.	205,036	7,668,346
	UFP Industries, Inc.	110,846	8,852,162
*	Ultralife Corp.	26,332	140,876
	UniFirst Corp.	26,576	5,051,832
	Union Pacific Corp.	458,821	112,204,676
*	United Airlines Holdings, Inc.	237,811	10,197,336
	United Parcel Service, Inc., Class B	506,541	102,427,656
*	United Rentals, Inc.	133,757	42,818,291
*	Univar Solutions, Inc.	262,523	6,956,860
	Universal Logistics Holdings, Inc.	63,922	1,088,592
#*	Upwork, Inc.	76,029	2,067,989

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	USA Truck, Inc.	19,734	$372,381
	Valmont Industries, Inc.	37,586	8,164,807
*	Vectrus, Inc.	21,780	1,002,098
	Verisk Analytics, Inc.	134,242	26,328,883
*	Veritiv Corp.	49,822	4,637,432
*	Viad Corp.	37,433	1,410,101
*	Vicor Corp.	27,067	2,553,230
*	Vidler Water Resouces, Inc.	35,211	414,433
*	Virco Mfg. Corp.	14,468	43,404
*	Volt Information Sciences, Inc.	243,406	757,650
	VSE Corp.	23,879	1,231,679
#	Wabash National Corp.	118,253	2,320,124
	Waste Management, Inc.	314,321	47,286,451
	Watsco, Inc.	47,367	13,384,020
#»	Watsco, Inc., Class B	2,268	633,452
	Watts Water Technologies, Inc., Class A	47,397	7,261,694
*	Welbilt, Inc.	187,572	4,454,835
	Werner Enterprises, Inc.	154,083	6,870,561
*	WESCO International, Inc.	106,557	12,988,233
	Westinghouse Air Brake Technologies Corp.	165,917	14,750,021
#*	Willdan Group, Inc.	18,461	580,783
*	Willis Lease Finance Corp.	4,420	158,103
*	WillScot Mobile Mini Holdings Corp.	418,008	15,483,016
	Woodward, Inc.	100,229	11,052,252
	WW Grainger, Inc.	50,698	25,101,087
*	XPO Logistics, Inc.	186,001	12,307,686
	Xylem, Inc.	129,051	13,552,936
*	Yellow Corp.	20,558	214,626
	Zurn Water Solutions Corp.	221,032	6,750,317
TOTAL INDUSTRIALS			3,784,040,474
INFORMATION TECHNOLOGY — (24.3%)
#*	3D Systems Corp.	190,732	3,414,103
	Accenture PLC, Class A	444,857	157,292,538
*	ACI Worldwide, Inc.	198,943	6,837,671
#*	ACM Research, Inc., Class A	11,326	902,116
#*	ADDvantage Technologies Group, Inc.	3,642	4,516
*	Adobe, Inc.	257,391	137,524,011
	ADTRAN, Inc.	158,563	3,045,995
	Advanced Energy Industries, Inc.	60,751	5,235,521
*	Advanced Micro Devices, Inc.	588,655	67,253,834
*	Agilysys, Inc.	32,445	1,234,857
*	Airgain, Inc.	10,681	102,004
*	Akamai Technologies, Inc.	148,639	17,026,597
#*»	Akazoo SA	1,631	0
*	Alarm.com Holdings, Inc.	52,235	3,895,164
*	Alithya Group, Inc., Class A	19,215	47,077
	Alliance Data Systems Corp.	81,515	5,627,796
*	Alpha & Omega Semiconductor Ltd.	72,667	3,272,195
#*	Altair Engineering, Inc., Class A	13,164	828,279
#*	Alteryx, Inc., Class A	18,008	1,027,717
*	Ambarella, Inc.	49,679	6,962,512
	Amdocs Ltd.	148,537	11,272,473
	American Software, Inc., Class A	48,020	1,103,980
	Amkor Technology, Inc.	538,854	11,865,565
	Amphenol Corp., Class A	380,732	30,302,460
*	Amtech Systems, Inc.	28,269	253,856
	Analog Devices, Inc.	311,577	51,089,281
*	ANSYS, Inc.	49,330	16,772,693

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Appfolio, Inc., Class A	13,609	$1,568,573
	Apple, Inc.	9,880,023	1,726,830,420
	Applied Materials, Inc.	605,876	83,719,946
#*	Applied Optoelectronics, Inc.	18,185	74,559
*	Arista Networks, Inc.	237,288	29,497,271
*	Arlo Technologies, Inc.	150,424	1,307,185
*	Arrow Electronics, Inc.	121,388	15,052,112
*	Asana, Inc., Class A	3,082	161,743
*	Aspen Technology, Inc.	82,932	12,453,069
*	AstroNova, Inc.	10,455	143,652
*	Asure Software, Inc.	18,562	134,575
*	Atlassian Corp. PLC, Class A	25,965	8,421,488
*	Autodesk, Inc.	118,624	29,631,089
	Automatic Data Processing, Inc.	341,430	70,392,623
#*	Avalara, Inc.	34,754	3,809,733
#*	Avaya Holdings Corp.	161,848	2,948,871
*	Aviat Networks, Inc.	44,312	1,285,934
*	Avid Technology, Inc.	61,557	1,930,428
	Avnet, Inc.	173,801	7,014,608
*	Aware, Inc.	26,185	75,675
*	Axcelis Technologies, Inc.	62,487	3,912,311
*	AXT, Inc.	96,951	726,163
	Azenta, Inc.	106,339	8,968,631
	Badger Meter, Inc.	50,934	5,152,993
	Bel Fuse, Inc., Class A	1,700	26,826
	Bel Fuse, Inc., Class B	19,194	238,389
	Belden, Inc.	82,311	4,605,300
	Benchmark Electronics, Inc.	68,774	1,660,204
#*	Bill.Com Holdings, Inc.	14,848	2,794,542
	BK Technologies Corp.	6,762	15,823
*	Black Knight, Inc.	116,435	8,686,051
*	Blackbaud, Inc.	60,698	4,135,962
#*	Blackline, Inc.	12,284	1,128,531
*	Block, Inc., Class A	63,840	7,806,994
#*	BM Technologies, Inc.	9,173	86,593
*	Bottomline Technologies De, Inc.	37,717	2,126,862
*	Box, Inc., Class A	91,742	2,397,218
*	Brightcove, Inc.	5,600	52,808
	Broadcom, Inc.	323,073	189,282,009
	Broadridge Financial Solutions, Inc.	131,951	21,009,238
#*	BSQUARE Corp.	17,115	27,213
*	Cadence Design Systems, Inc.	178,680	27,184,375
*	CalAmp Corp.	73,042	433,869
*	Calix, Inc.	102,448	5,151,085
*	Cambium Networks Corp.	18,700	452,166
	Cass Information Systems, Inc.	28,092	1,142,783
	CDK Global, Inc.	154,754	6,649,779
	CDW Corp.	121,804	23,027,046
#*	Cerence, Inc.	57,043	3,621,660
#*	Ceridian HCM Holding, Inc.	57,326	4,346,457
*	CEVA, Inc.	27,938	1,052,424
*	ChannelAdvisor Corp.	39,118	826,955
*	Ciena Corp.	268,852	17,827,576
*	Cirrus Logic, Inc.	91,803	8,210,860
	Cisco Systems, Inc.	2,696,369	150,106,862
	Citrix Systems, Inc.	91,409	9,318,233
#*	Clearfield, Inc.	21,492	1,385,589
*	ClearOne, Inc.	8,800	8,800
*	Cloudflare, Inc., Class A	42,253	4,073,189

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CMC Materials, Inc.	50,111	$9,064,078
#*	Coda Octopus Group, Inc.	10,231	68,752
	Cognex Corp.	94,237	6,262,991
	Cognizant Technology Solutions Corp., Class A	444,586	37,976,536
*	Cognyte Software Ltd.	103,080	1,118,418
*	Coherent, Inc.	39,119	10,111,479
*	Cohu, Inc.	80,407	2,651,823
*	CommScope Holding Co., Inc.	185,440	1,741,282
	Communications Systems, Inc.	21,690	44,465
*	CommVault Systems, Inc.	30,682	2,069,808
*	Computer Task Group, Inc.	36,691	326,917
	Comtech Telecommunications Corp.	70,327	1,429,748
	Concentrix Corp.	106,089	21,322,828
*	Conduent, Inc.	433,302	2,049,518
*	Consensus Cloud Solutions, Inc.	33,567	1,903,249
	Corning, Inc.	623,539	26,213,580
#*	Coupa Software, Inc.	26,453	3,551,844
*	Crowdstrike Holdings, Inc., Class A	30,883	5,578,705
	CSG Systems International, Inc.	73,745	4,186,504
*	CSP, Inc.	1,909	15,654
	CTS Corp.	62,834	2,108,081
*	CyberOptics Corp.	12,288	461,537
*	Daktronics, Inc.	101,797	498,805
*	Data I/O Corp.	13,075	65,375
*	Datadog, Inc., Class A	49,838	7,281,830
*	Dell Technologies, Inc., Class C	205,246	11,660,025
*	Digi International, Inc.	53,587	1,197,134
*	Diodes, Inc.	95,808	8,890,024
*	DocuSign, Inc.	31,545	3,967,415
	Dolby Laboratories, Inc., Class A	97,283	8,546,312
*	Dropbox, Inc., Class A	169,039	4,183,715
*	DXC Technology Co.	371,237	11,166,809
*	Dynatrace, Inc.	44,212	2,425,470
#*	DZS, Inc.	39,128	572,834
#	Ebix, Inc.	57,425	1,745,146
*	eGain Corp.	35,687	368,647
#*	Elastic NV	32,766	3,055,429
#*	EMCORE Corp.	47,148	273,930
*	Enphase Energy, Inc.	63,767	8,957,350
	Entegris, Inc.	119,549	14,326,752
#*	Envestnet, Inc.	47,975	3,547,271
*	EPAM Systems, Inc.	29,979	14,274,201
*	ePlus, Inc.	62,070	2,853,358
*	Euronet Worldwide, Inc.	71,012	9,507,797
#*	Everbridge, Inc.	7,700	393,624
	EVERTEC, Inc.	117,392	5,122,987
*	Evo Payments, Inc., Class A	45,014	1,085,738
*	ExlService Holdings, Inc.	59,695	7,194,441
*	Extreme Networks, Inc.	18,200	230,958
*	F5, Inc.	69,270	14,381,837
*	Fabrinet	62,413	7,062,655
*	Fair Isaac Corp.	27,636	13,679,544
*	FARO Technologies, Inc.	31,005	1,683,882
	Fidelity National Information Services, Inc.	318,277	38,167,778
#*	First Solar, Inc.	156,531	12,268,900
*	Fiserv, Inc.	278,547	29,442,418
*	Five9, Inc.	17,328	2,178,130
*	FleetCor Technologies, Inc.	91,416	21,780,776
*	Flex Ltd.	1,019,030	16,487,905

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	125,085	$5,346,133
*	Fortinet, Inc.	109,230	32,467,525
*	Frequency Electronics, Inc.	11,552	105,008
*	Gartner, Inc.	97,311	28,598,730
*	Genasys, Inc.	28,220	109,211
	Genpact Ltd.	324,927	16,165,118
	Global Payments, Inc.	149,441	22,398,217
*	Globant SA	46,298	11,814,324
*	GoDaddy, Inc., Class A	109,951	8,324,390
*	GSI Technology, Inc.	38,386	169,666
#*	Guidewire Software, Inc.	54,204	5,465,931
	Hackett Group, Inc.	55,623	1,064,624
#*	Harmonic, Inc.	189,187	2,035,652
	Hewlett Packard Enterprise Co.	1,228,466	20,060,850
	HP, Inc.	867,899	31,877,930
#*	HubSpot, Inc.	12,544	6,131,507
#*	I3 Verticals, Inc., Class A	1,200	27,768
*	Ichor Holdings Ltd.	38,178	1,619,511
*	Identiv, Inc.	15,673	302,802
#*	II-VI, Inc.	13,264	840,938
#*	Immersion Corp.	51,298	265,211
#*	Infinera Corp.	274,773	2,313,589
	Information Services Group, Inc.	73,262	473,273
#*	Innodata, Inc.	35,954	203,859
#*	Insight Enterprises, Inc.	75,946	7,150,316
	Intel Corp.	4,067,165	198,558,995
	InterDigital, Inc.	47,938	3,309,160
	International Business Machines Corp.	798,816	106,697,853
*	inTEST Corp.	11,556	123,071
*	Intevac, Inc.	37,250	210,090
	Intuit, Inc.	139,905	77,679,453
*	IPG Photonics Corp.	69,066	10,668,625
*	Issuer Direct Corp.	1,400	43,988
*	Iteris, Inc.	49,178	195,728
*	Itron, Inc.	65,936	4,088,032
	Jabil, Inc.	399,040	24,536,970
	Jack Henry & Associates, Inc.	72,497	12,165,722
	Juniper Networks, Inc.	345,665	12,036,055
*	Key Tronic Corp.	11,279	69,027
*	Keysight Technologies, Inc.	198,454	33,503,004
*	Kimball Electronics, Inc.	24,551	485,864
	KLA Corp.	142,097	55,314,099
*	Knowles Corp.	194,455	4,124,391
	Kulicke & Soffa Industries, Inc.	134,547	7,358,375
*	KVH Industries, Inc.	31,726	285,534
*	Kyndryl Holdings, Inc.	159,763	2,696,799
	Lam Research Corp.	123,729	72,990,212
*	Lantronix, Inc.	13,349	96,513
*	Lattice Semiconductor Corp.	160,251	8,849,060
#*	LGL Group, Inc.	1,687	17,545
#*	Limelight Networks, Inc.	175,677	750,141
	Littelfuse, Inc.	40,097	10,824,987
*	LiveRamp Holdings, Inc.	101,656	4,538,940
#*	Lumentum Holdings, Inc.	83,057	8,428,624
*	Luna Innovations, Inc.	49,988	364,413
*	MACOM Technology Solutions Holdings, Inc.	115,182	7,050,290
*	Magnachip Semiconductor Corp.	35,188	625,995
#*	Mandiant, Inc.	109,475	1,651,978
*	Manhattan Associates, Inc.	70,038	9,375,987

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Marvell Technology, Inc.	570,775	$40,753,335
	Mastercard, Inc., Class A	587,619	227,044,229
	Maximus, Inc.	117,123	9,055,950
*	MaxLinear, Inc.	110,742	6,646,735
	Methode Electronics, Inc.	73,464	3,234,620
	Microchip Technology, Inc.	340,407	26,374,734
	Micron Technology, Inc.	884,291	72,750,621
	Microsoft Corp.	4,150,122	1,290,604,940
*	Mimecast Ltd.	43,350	3,455,428
#*	Mitek Systems, Inc.	53,036	868,199
#	MKS Instruments, Inc.	90,339	14,032,357
#*	MoneyGram International, Inc.	161,600	1,417,232
#*	MongoDB, Inc.	19,934	8,075,463
	Monolithic Power Systems, Inc.	27,747	11,180,099
	Motorola Solutions, Inc.	103,220	23,940,847
*	N-Able, Inc.	15,567	173,728
*	Napco Security Technologies, Inc.	56,420	1,172,972
	National Instruments Corp.	168,151	6,931,184
*	NCR Corp.	240,074	9,137,216
*	NeoPhotonics Corp.	96,042	1,475,205
	NetApp, Inc.	197,406	17,077,593
#*	NETGEAR, Inc.	61,594	1,704,306
*	NetScout Systems, Inc.	141,609	4,467,764
*	NetSol Technologies, Inc.	15,653	60,577
	Network-1 Technologies, Inc.	28,392	74,668
*	New Relic, Inc.	37,022	3,892,493
#	NortonLifeLock, Inc.	415,838	10,815,946
*	Novanta, Inc.	45,796	6,324,428
#*	Nuance Communications, Inc.	290,153	16,030,953
#	NVE Corp.	5,648	349,442
	NVIDIA Corp.	1,138,596	278,796,617
	NXP Semiconductors NV	29,485	6,057,398
*	Okta, Inc.	36,811	7,284,529
*	ON Semiconductor Corp.	448,097	26,437,723
#*	One Stop Systems, Inc.	700	3,101
#*	OneSpan, Inc.	56,751	911,421
*	Onto Innovation, Inc.	87,794	8,036,663
*	Optical Cable Corp.	3,696	17,316
	Oracle Corp.	879,910	71,413,496
*	OSI Systems, Inc.	39,760	3,297,694
*	Palantir Technologies, Inc., Class A	282,680	3,875,543
#*	Palo Alto Networks, Inc.	23,533	12,175,974
#*	PAR Technology Corp.	16,096	603,600
	Paychex, Inc.	284,346	33,484,585
*	Paycom Software, Inc.	48,320	16,201,696
*	Paylocity Holding Corp.	36,212	7,386,524
*	PayPal Holdings, Inc.	414,542	71,276,351
	PC Connection, Inc.	56,955	2,468,999
	PC-Tel, Inc.	205,594	1,081,424
*	PDF Solutions, Inc.	64,721	1,924,155
#	Pegasystems, Inc.	39,495	3,918,694
#*	Perficient, Inc.	57,321	6,008,387
*	PFSweb, Inc.	35,131	410,681
*	Photronics, Inc.	363,549	6,500,256
#*	Pixelworks, Inc.	42,541	142,512
*	Plexus Corp.	46,821	3,629,564
	Power Integrations, Inc.	91,633	7,395,699
#	Progress Software Corp.	90,120	4,101,361
*	PTC, Inc.	83,656	9,725,847

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Pure Storage, Inc., Class A	224,117	$5,936,859
#*	Q2 Holdings, Inc.	8,000	522,000
*	Qorvo, Inc.	110,976	15,234,785
	QUALCOMM, Inc.	829,776	145,841,430
*	Qualys, Inc.	51,401	6,586,524
#*	QuickLogic Corp.	2,500	11,975
*	Rambus, Inc.	211,363	5,336,916
#*	RealNetworks, Inc.	447,050	372,348
*	RF Industries Ltd.	9,040	65,269
*	Ribbon Communications, Inc.	234,020	1,053,090
	Richardson Electronics Ltd.	16,123	204,762
*	RingCentral, Inc., Class A	21,106	3,724,998
*	Rogers Corp.	29,975	8,181,676
#*	Sailpoint Technologies Holdings, Inc.	73,881	2,858,456
*	salesforce.com, Inc.	267,063	62,126,866
*	Sanmina Corp.	143,556	5,429,288
	Sapiens International Corp. NV	13,138	418,314
*	ScanSource, Inc.	54,764	1,707,542
	Seagate Technology Holdings PLC	213,303	22,855,416
*	Semtech Corp.	69,575	4,946,782
*	ServiceNow, Inc.	38,459	22,528,513
*	ServiceSource International, Inc.	54,518	56,154
#*	SigmaTron International, Inc.	3,900	31,863
#*	Silicon Laboratories, Inc.	48,623	8,032,033
	Skyworks Solutions, Inc.	179,788	26,342,538
#*	SMART Global Holdings, Inc.	51,113	2,931,842
*	Smartsheet, Inc., Class A	13,400	833,748
*	SolarEdge Technologies, Inc.	27,040	6,441,469
	SolarWinds Corp.	15,567	211,711
#*	Splunk, Inc.	50,785	6,293,277
*	SPS Commerce, Inc.	37,852	4,687,970
	SS&C Technologies Holdings, Inc.	230,527	18,412,191
*	StarTek, Inc.	56,562	287,901
*	Stratasys Ltd.	102,111	2,434,326
*	Super Micro Computer, Inc.	17,992	729,036
	Switch, Inc., Class A	50,993	1,306,951
*	Synaptics, Inc.	55,016	11,572,616
#*	Synchronoss Technologies, Inc.	67,228	137,145
*	Synopsys, Inc.	67,051	20,819,335
	TD SYNNEX Corp.	106,389	11,125,098
	TE Connectivity Ltd.	181,858	26,007,513
*	Teledyne Technologies, Inc.	37,357	15,743,361
*	Teradata Corp.	184,108	7,426,917
	Teradyne, Inc.	146,614	17,216,882
*	TESSCO Technologies, Inc.	14,267	80,609
	Texas Instruments, Inc.	750,861	134,772,041
*	Trade Desk, Inc., Class A	193,380	13,447,645
*	TransAct Technologies, Inc.	8,492	76,343
*	Trimble, Inc.	199,370	14,386,539
*	Trio-Tech International	1,525	10,645
#*	TSR, Inc.	210	2,999
	TTEC Holdings, Inc.	96,834	7,755,435
*	TTM Technologies, Inc.	195,450	2,630,757
#*	Turtle Beach Corp.	15,946	324,023
*	Twilio, Inc., Class A	50,024	10,310,947
*	Tyler Technologies, Inc.	22,321	10,575,690
#	Ubiquiti, Inc.	12,043	3,492,952
*	Ultra Clean Holdings, Inc.	75,131	3,788,105
*	Unisys Corp.	88,886	1,622,170

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	44,000	$6,754,440
*	Upland Software, Inc.	16,499	323,380
#*	Veeco Instruments, Inc.	110,864	3,047,651
*	Verint Systems, Inc.	97,926	5,026,542
*	VeriSign, Inc.	77,009	16,724,815
#*	Verra Mobility Corp.	18,647	295,368
*	Viasat, Inc.	88,635	3,901,713
*	Viavi Solutions, Inc.	378,130	6,224,020
#	Visa, Inc., Class A	999,910	226,149,645
	Vishay Intertechnology, Inc.	247,054	5,116,488
*	Vishay Precision Group, Inc.	25,485	816,285
	VMware, Inc., Class A	76,529	9,832,446
*	Vonage Holdings Corp.	338,242	7,048,963
	Vontier Corp.	134,771	3,788,413
	Wayside Technology Group, Inc.	4,700	149,977
*	Western Digital Corp.	273,423	14,146,906
	Western Union Co.	329,202	6,225,210
*	WEX, Inc.	41,975	6,757,135
*	Wireless Telecom Group, Inc.	37,817	71,096
#*	Wolfspeed, Inc.	131,980	12,437,795
*	Workday, Inc., Class A	35,169	8,898,109
	Xerox Holdings Corp.	352,253	7,436,061
	Xilinx, Inc.	183,453	35,507,328
	Xperi Holding Corp.	214,925	3,625,785
*	Zebra Technologies Corp., Class A	48,859	24,875,094
#*	Zendesk, Inc.	30,944	3,048,293
*	Zoom Video Communications, Inc., Class A	42,034	6,485,006
#*	Zscaler, Inc.	33,761	8,680,291
TOTAL INFORMATION TECHNOLOGY			7,941,529,251
MATERIALS — (4.1%)
*	Advanced Emissions Solutions, Inc.	5,237	32,679
	AdvanSix, Inc.	53,013	2,231,317
*	AgroFresh Solutions, Inc.	5,000	9,900
	Air Products & Chemicals, Inc.	122,513	34,563,368
	Albemarle Corp.	83,168	18,358,504
	Alcoa Corp.	332,293	18,844,336
*	Allegheny Technologies, Inc.	195,478	3,575,293
#	Amcor PLC	1,139,637	13,687,040
*	American Biltrite, Inc.	17	3,422
	American Vanguard Corp.	52,596	797,881
#*	Ampco-Pittsburgh Corp.	199,817	1,140,955
	AptarGroup, Inc.	104,911	12,306,060
*	Arconic Corp.	125,586	3,884,375
	Ashland Global Holdings, Inc.	104,374	10,024,079
	Avery Dennison Corp.	98,454	20,224,421
	Avient Corp.	150,801	7,505,366
*	Axalta Coating Systems Ltd.	548,217	16,232,705
	Balchem Corp.	51,796	7,610,904
	Ball Corp.	286,513	27,820,412
*	Berry Global Group, Inc.	303,278	20,447,003
	Cabot Corp.	123,272	6,778,727
	Carpenter Technology Corp.	87,213	2,504,757
	Celanese Corp.	119,087	18,543,037
*	Century Aluminum Co.	171,987	2,638,281
	CF Industries Holdings, Inc.	305,398	21,032,760
	Chase Corp.	19,162	1,818,091
	Chemours Co.	298,747	9,772,014
*	Clearwater Paper Corp.	266,641	8,431,188

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Cleveland-Cliffs, Inc.	580,031	$9,941,731
*	Coeur Mining, Inc.	372,862	1,748,723
	Commercial Metals Co.	265,048	8,863,205
	Compass Minerals International, Inc.	63,025	3,365,535
*	Core Molding Technologies, Inc.	12,521	100,293
	Corteva, Inc.	583,755	28,066,940
	Crown Holdings, Inc.	211,403	24,184,503
	Dow, Inc.	989,555	59,106,120
	DuPont de Nemours, Inc.	199,677	15,295,258
	Eagle Materials, Inc.	68,709	10,021,208
	Eastman Chemical Co.	128,492	15,281,554
	Ecolab, Inc.	142,606	27,016,707
	Ecovyst, Inc.	6,030	61,687
	Element Solutions, Inc.	473,049	10,615,220
*	Ferro Corp.	166,450	3,628,610
*	Ferroglobe PLC	151,743	770,854
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	872,814	710,471
	FMC Corp.	130,597	14,413,991
	Fortitude Gold Corp.	38,385	245,664
	Freeport-McMoRan, Inc.	1,066,679	39,701,792
	Friedman Industries, Inc.	7,421	70,425
	FutureFuel Corp.	149,608	1,166,942
*	GCP Applied Technologies, Inc.	140,194	4,472,189
	Glatfelter Corp.	87,500	1,519,000
#	Gold Resource Corp.	134,351	220,336
	Graphic Packaging Holding Co.	694,617	13,135,208
	Greif, Inc., Class A	69,652	4,120,612
	Greif, Inc., Class B	22,007	1,307,216
	Hawkins, Inc.	47,316	1,765,833
	Haynes International, Inc.	27,644	1,039,967
	HB Fuller Co.	102,295	7,341,712
	Hecla Mining Co.	1,065,069	5,282,742
	Huntsman Corp.	449,482	16,104,940
*	Ingevity Corp.	54,126	3,567,445
	Innospec, Inc.	44,386	4,126,123
	International Flavors & Fragrances, Inc.	213,300	28,138,536
	International Paper Co.	418,307	20,183,313
*	Intrepid Potash, Inc.	24,670	956,703
	Kaiser Aluminum Corp.	20,375	1,950,906
*	Koppers Holdings, Inc.	40,044	1,196,515
*	Kraton Corp.	66,041	3,062,982
	Kronos Worldwide, Inc.	145,361	2,085,930
	Linde PLC	225,284	71,793,505
#*	Livent Corp.	248,043	5,707,469
	Louisiana-Pacific Corp.	181,376	12,050,622
*	LSB Industries, Inc.	232,203	2,257,013
	LyondellBasell Industries NV, Class A	441,431	42,699,621
	Martin Marietta Materials, Inc.	55,426	21,567,365
	Materion Corp.	44,374	3,676,386
#*	McEwen Mining, Inc.	79,245	67,548
	Mercer International, Inc.	163,115	1,981,847
	Minerals Technologies, Inc.	71,470	5,000,756
	Mosaic Co.	385,150	15,386,743
	Myers Industries, Inc.	79,847	1,442,835
	Neenah, Inc.	38,086	1,755,765
	NewMarket Corp.	20,121	6,802,307
	Newmont Corp.	592,176	36,223,406
#	Nexa Resources SA	7,300	60,517

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Northern Technologies International Corp.	11,400	$153,900
	Nucor Corp.	386,790	39,220,506
*	O-I Glass, Inc.	349,557	4,652,604
	Olin Corp.	343,766	17,418,623
	Olympic Steel, Inc.	42,024	894,691
	Packaging Corp. of America	167,162	25,179,612
	PPG Industries, Inc.	234,770	36,671,074
#	Quaker Chemical Corp.	641	134,078
*	Ramaco Resources, Inc.	2,300	27,094
*	Rayonier Advanced Materials, Inc.	117,687	733,190
	Reliance Steel & Aluminum Co.	121,609	18,591,584
	Resolute Forest Products, Inc.	163,412	2,225,671
	Royal Gold, Inc.	91,793	9,321,579
	RPM International, Inc.	154,445	13,685,372
	Ryerson Holding Corp.	91,981	1,885,611
	Schnitzer Steel Industries, Inc., Class A	57,115	2,235,481
	Schweitzer-Mauduit International, Inc.	68,859	2,084,362
#	Scotts Miracle-Gro Co.	94,284	14,255,741
	Sealed Air Corp.	200,334	13,606,685
	Sensient Technologies Corp.	66,018	5,594,365
	Sherwin-Williams Co.	179,881	51,537,705
	Silgan Holdings, Inc.	283,667	12,702,608
	Sonoco Products Co.	194,662	11,025,656
#	Southern Copper Corp.	86,188	5,506,551
	Steel Dynamics, Inc.	489,571	27,180,982
	Stepan Co.	37,766	4,160,303
*	Summit Materials, Inc., Class A	236,923	8,424,982
	SunCoke Energy, Inc.	153,758	1,053,242
*	Sylvamo Corp.	38,027	1,132,824
*	Synalloy Corp.	19,475	324,454
*	TimkenSteel Corp.	139,370	1,955,361
*	Trecora Resources	49,155	411,427
	Tredegar Corp.	100,294	1,178,455
	TriMas Corp.	95,214	3,309,639
	Trinseo PLC	79,655	4,264,729
	Tronox Holdings PLC, Class A	332,041	7,537,331
#	U.S. Steel Corp.	348,671	7,224,463
*	UFP Technologies, Inc.	11,541	818,949
	United States Lime & Minerals, Inc.	9,696	1,226,447
*	Universal Stainless & Alloy Products, Inc.	19,376	169,540
	Valvoline, Inc.	252,797	8,327,133
*	Venator Materials PLC	62,639	151,586
	Verso Corp., Class A	139,039	3,737,368
	Vulcan Materials Co.	117,856	22,429,175
	Warrior Met Coal, Inc.	117,737	3,084,709
	Westlake Chemical Corp.	139,612	13,772,724
	WestRock Co.	255,189	11,779,524
	Worthington Industries, Inc.	90,166	4,885,194
TOTAL MATERIALS			1,343,133,105
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	81,276
*	CBRE Group, Inc., Class A	302,427	30,647,952
*	CKX Lands, Inc.	743	8,600
#	CTO Realty Growth, Inc.	3,482	204,010
#*	Cushman & Wakefield PLC	9,080	190,589
	Douglas Elliman, Inc.	112,841	875,646
#	eXp World Holdings, Inc.	26,351	715,166
*	Forestar Group, Inc.	7,963	158,862

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	18,316	$1,034,488
*	Howard Hughes Corp.	66,665	6,420,506
#	Indus Realty Trust, Inc.	5,767	452,998
*	InterGroup Corp.	200	10,800
*	Jones Lang LaSalle, Inc.	78,414	19,665,447
*»	JW Mays, Inc.	900	34,641
	Kennedy-Wilson Holdings, Inc.	246,549	5,537,491
*	Marcus & Millichap, Inc.	65,326	3,057,910
*	Maui Land & Pineapple Co., Inc.	20,394	200,881
	Newmark Group, Inc., Class A	327,979	5,021,358
#*	Rafael Holdings, Inc., Class B	23,666	97,977
	RE/MAX Holdings, Inc., Class A	48,302	1,437,468
*	Realogy Holdings Corp.	214,101	3,532,667
#*	Redfin Corp.	25,339	749,274
	RMR Group, Inc., Class A	24,138	772,657
	St. Joe Co.	101,317	4,914,888
#*	Stratus Properties, Inc.	14,910	546,302
*	Tejon Ranch Co.	65,816	1,145,857
*	Trinity Place Holdings, Inc.	53,127	95,629
#*	Zillow Group, Inc., Class A	46,959	2,341,376
#*	Zillow Group, Inc., Class C	110,115	5,558,605
TOTAL REAL ESTATE			95,511,321
UTILITIES — (2.4%)
	AES Corp.	445,524	9,881,722
	ALLETE, Inc.	67,880	4,332,780
	Alliant Energy Corp.	178,183	10,666,034
	Ameren Corp.	176,424	15,655,866
	American Electric Power Co., Inc.	250,817	22,673,857
#	American States Water Co.	56,525	5,213,301
	American Water Works Co., Inc.	113,895	18,314,316
	Artesian Resources Corp., Class A	12,735	613,827
#	Atlantica Sustainable Infrastructure PLC	153,959	5,023,682
	Atmos Energy Corp.	102,918	11,034,868
#	Avangrid, Inc.	64,111	2,995,266
	Avista Corp.	88,378	3,929,286
	Black Hills Corp.	79,892	5,411,884
	Brookfield Renewable Corp., Class A	38,245	1,308,744
	California Water Service Group	72,894	4,525,988
	CenterPoint Energy, Inc.	464,681	13,178,353
	Chesapeake Utilities Corp.	25,608	3,488,066
	Clearway Energy, Inc., Class A	54,538	1,682,497
#	Clearway Energy, Inc., Class C	120,901	4,071,946
	CMS Energy Corp.	200,108	12,882,953
	Consolidated Edison, Inc.	200,215	17,308,587
	Consolidated Water Co. Ltd.	26,390	268,122
	Dominion Energy, Inc.	426,520	34,403,103
	DTE Energy Co.	122,301	14,728,709
	Duke Energy Corp.	383,805	40,322,553
	Edison International	235,986	14,817,561
	Entergy Corp.	137,734	15,394,529
	Essential Utilities, Inc.	227,520	11,089,325
	Evergy, Inc.	160,004	10,393,860
	Eversource Energy	198,030	17,721,705
	Exelon Corp.	517,662	29,998,513
	FirstEnergy Corp.	327,337	13,735,061
	Genie Energy Ltd., Class B	42,689	214,726
	Hawaiian Electric Industries, Inc.	158,012	6,715,510
	IDACORP, Inc.	72,282	7,966,922

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Macquarie Infrastructure Holdings LLC	117,892	$425,590
	MDU Resources Group, Inc.	343,412	10,086,010
	MGE Energy, Inc.	53,745	4,161,475
#	Middlesex Water Co.	29,937	3,030,822
	National Fuel Gas Co.	127,617	7,750,180
	New Jersey Resources Corp.	158,829	6,386,514
	NextEra Energy, Inc.	957,284	74,783,026
	NiSource, Inc.	304,888	8,896,632
	Northwest Natural Holding Co.	46,612	2,206,612
#	NorthWestern Corp.	68,394	3,975,059
	NRG Energy, Inc.	447,369	17,863,444
	OGE Energy Corp.	276,540	10,486,397
	ONE Gas, Inc.	75,164	5,854,524
#	Ormat Technologies, Inc.	94,696	6,454,479
	Otter Tail Corp.	63,286	4,012,332
*	PG&E Corp.	530,888	6,790,058
	Pinnacle West Capital Corp.	101,793	7,085,811
	PNM Resources, Inc.	122,521	5,490,166
	Portland General Electric Co.	125,713	6,604,961
	PPL Corp.	527,612	15,659,524
	Public Service Enterprise Group, Inc.	300,038	19,961,528
*	Pure Cycle Corp.	35,231	451,661
	RGC Resources, Inc.	10,999	248,357
	Sempra Energy	153,873	21,259,094
	SJW Group	41,008	2,823,811
#	South Jersey Industries, Inc.	143,684	3,594,974
	Southern Co.	540,332	37,547,671
	Southwest Gas Holdings, Inc.	82,487	5,623,964
#	Spire, Inc.	74,843	4,933,651
#*	Sunnova Energy International, Inc.	99,339	1,953,005
	UGI Corp.	236,810	10,739,333
	Unitil Corp.	29,333	1,376,891
#	Via Renewables, Inc.	18,700	213,928
	Vistra Corp.	726,486	15,844,660
	WEC Energy Group, Inc.	187,363	18,181,706
	Xcel Energy, Inc.	308,463	21,487,533
	York Water Co.	20,352	924,388
TOTAL UTILITIES			767,133,793
TOTAL COMMON STOCKS			31,796,812,997
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,532	449,651
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	17,457	1,678,316
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	54,095	1,648,816
TOTAL PREFERRED STOCKS			3,776,783
TOTAL INVESTMENT SECURITIES (Cost $13,233,038,225)			31,800,589,780

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.025%	321,618,995	321,618,995

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	48,607,240	$562,337,158
TOTAL INVESTMENTS — (100.0%)
(Cost $14,116,971,742)^^			$32,684,545,933
As of January 31, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,222	03/18/22	$285,853,650	$275,209,675	$(10,643,975)
Total Futures Contracts			$285,853,650	$275,209,675	$(10,643,975)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,564,074,252	$6,573	—	$2,564,080,825
Consumer Discretionary	3,849,750,043	—	$9,472	3,849,759,515
Consumer Staples	1,966,646,969	70,014	—	1,966,716,983
Energy	1,237,517,116	—	—	1,237,517,116
Financials	4,519,666,625	6,000	—	4,519,672,625
Health Care	3,726,203,855	—	1,514,134	3,727,717,989
Industrials	3,783,407,022	633,452	—	3,784,040,474
Information Technology	7,941,529,251	—	—	7,941,529,251
Materials	1,343,133,105	—	—	1,343,133,105
Real Estate	95,476,680	34,641	—	95,511,321
Utilities	767,133,793	—	—	767,133,793
Preferred Stocks
Communication Services	449,651	—	—	449,651
Consumer Discretionary	1,678,316	—	—	1,678,316
Industrials	1,648,816	—	—	1,648,816
Temporary Cash Investments	321,618,995	—	—	321,618,995
Securities Lending Collateral	—	562,337,158	—	562,337,158
Futures Contracts**	(10,643,975)	—	—	(10,643,975)
TOTAL	$32,109,290,514	$563,087,838	$1,523,606^	$32,673,901,958
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (6.7%)
	Activision Blizzard, Inc.	310,270	$24,514,433
*	Alphabet, Inc., Class A	120,299	325,537,515
*	Alphabet, Inc., Class C	118,065	320,424,868
*	Altice USA, Inc., Class A	298,013	4,297,347
#*	AMC Networks, Inc., Class A	77,092	3,286,432
*	Angi, Inc.	48,151	413,136
#*	Anterix, Inc.	35,176	1,803,122
	AT&T, Inc.	4,477,834	114,184,767
	ATN International, Inc.	51,772	2,054,313
*	Audacy, Inc.	250,975	607,360
*	Ballantyne Strong, Inc.	5,733	17,199
#*	Bandwidth, Inc., Class A	11,588	725,525
*	Boston Omaha Corp., Class A	923	24,358
#	Cable One, Inc.	12,624	19,500,672
*	Cargurus, Inc.	61,719	1,968,836
*	Cars.com, Inc.	161,509	2,516,310
#*	Charter Communications, Inc., Class A	120,783	71,665,385
*	Chicken Soup For The Soul Entertainment, Inc.	3,771	38,351
#*	Cinemark Holdings, Inc.	153,849	2,323,120
#	Cogent Communications Holdings, Inc.	89,199	5,673,948
	Comcast Corp., Class A	3,103,081	155,123,019
#*	comScore, Inc.	180,641	547,342
*	Consolidated Communications Holdings, Inc.	190,075	1,366,639
*	Cumulus Media, Inc., Class A	27,317	279,999
*	Daily Journal Corp.	426	138,020
	DallasNews Corp.	6,262	44,084
*	DHI Group, Inc.	750,413	4,037,222
#*	Discovery, Inc., Class A	150,037	4,187,533
*	Discovery, Inc., Class C	455,276	12,451,799
*	DISH Network Corp., Class A	336,650	10,570,810
*	EchoStar Corp., Class A	103,450	2,450,730
	Electronic Arts, Inc.	128,832	17,090,853
#*	Emerald Holding, Inc.	72,486	236,304
	Entravision Communications Corp., Class A	179,258	1,086,303
	EW Scripps Co., Class A	197,172	4,042,026
*	Facebook, Inc., Class A	1,083,119	339,297,858
#*	Fluent, Inc.	11,731	18,770
	Fox Corp., Class A	426,052	17,301,972
	Fox Corp., Class B	309,023	11,489,475
*	Gaia, Inc.	23,801	174,699
*	Gannett Co., Inc.	258,245	1,255,071
	Gray Television, Inc.	211,353	4,406,710
	Gray Television, Inc., Class A	3,160	62,726
*	Hemisphere Media Group, Inc.	50,118	325,266
#*	IDT Corp., Class B	253,897	9,528,754
*	iHeartMedia, Inc., Class A	9,585	193,138
*	IMAX Corp.	124,166	2,141,864
	Interpublic Group of Cos., Inc.	754,483	26,814,326
*	Iridium Communications, Inc.	309,905	11,119,391
	John Wiley & Sons, Inc., Class A	93,469	4,743,552
	John Wiley & Sons, Inc., Class B	7,502	372,849
*	Liberty Broadband Corp., Class A	24,602	3,600,503
*»	Liberty Broadband Corp., Class B	1,306	186,268

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class C	149,382	$22,169,783
*	Liberty Latin America Ltd., Class A	7,360	80,518
*	Liberty Latin America Ltd., Class C	271,869	2,938,904
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	686,748
*»	Liberty Media Corp.-Liberty Braves, Class B	522	14,355
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,978,884
#*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	2,557,406
#*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	19,490,488
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	4,404,156
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,292	202,239
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	11,203,819
*	Lions Gate Entertainment Corp., Class A	199,290	3,124,867
*	Lions Gate Entertainment Corp., Class B	279,643	4,077,195
#*	Live Nation Entertainment, Inc.	149,029	16,320,166
*	Loyalty Ventures, Inc.	36,789	1,078,286
#	Lumen Technologies, Inc.	1,649,416	20,386,782
#*	Madison Square Garden Entertainment Corp.	59,085	4,184,991
*	Marchex, Inc., Class B	7,366	17,163
#*	Marcus Corp.	58,680	988,758
*	Match Group, Inc.	174,316	19,645,413
*	Mediaco Holding, Inc., Class A	2,910	15,219
#	National CineMedia, Inc.	104,188	275,056
*	Netflix, Inc.	160,842	68,702,052
	New York Times Co., Class A	249,625	9,992,489
	News Corp., Class A	427,879	9,516,029
	News Corp., Class B	280,427	6,236,696
	Nexstar Media Group, Inc., Class A	114,781	18,982,482
	Omnicom Group, Inc.	358,574	27,022,137
*	Pinterest, Inc., Class A	68,016	2,010,553
*	QuinStreet, Inc.	113,207	1,821,501
#*	Reading International, Inc., Class A	50,900	226,505
*»	Reading International, Inc., Class B	300	6,108
#*	Roku, Inc.	9,859	1,617,369
	Saga Communications, Inc., Class A	5,094	112,985
	Scholastic Corp.	83,005	3,404,865
	Shenandoah Telecommunications Co.	186,559	4,247,948
#	Sirius XM Holdings, Inc.	1,147,825	7,300,167
#*	Snap, Inc., Class A	77,553	2,523,575
	Spok Holdings, Inc.	72,102	712,368
*	Spotify Technology SA	7,850	1,540,641
††	SRAX, Inc.	3,513	597
*	Take-Two Interactive Software, Inc.	104,960	17,144,166
#*	TechTarget, Inc.	61,558	5,105,621
	TEGNA, Inc.	555,794	10,760,172
	Telephone & Data Systems, Inc.	255,994	5,068,681
#*	Telesat Corp.	26,642	603,441
*	T-Mobile U.S., Inc.	420,494	45,484,836
*	Townsquare Media, Inc., Class A	44,674	588,803
#*	Travelzoo	64,626	605,546
#*	TripAdvisor, Inc.	143,268	3,889,726
*	TrueCar, Inc.	240,109	825,975
*	Twitter, Inc.	155,648	5,838,356
*	U.S. Cellular Corp.	61,066	1,869,841
*	Urban One, Inc.	139,944	629,048
	Verizon Communications, Inc.	3,894,696	207,314,668
#	ViacomCBS, Inc., Class A	19,160	700,873
	ViacomCBS, Inc., Class B	560,715	18,755,917
*	Walt Disney Co.	494,040	70,632,899
#	Warner Music Group Corp., Class A	18,220	774,350

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	World Wrestling Entertainment, Inc., Class A	79,408	$3,965,636
*	Yelp, Inc.	109,147	3,769,937
*	Zedge, Inc., Class B	5,460	41,278
#*	Ziff Davis, Inc.	135,280	14,212,517
*	Zynga, Inc., Class A	1,698,577	15,406,093
TOTAL COMMUNICATION SERVICES			2,284,069,515
CONSUMER DISCRETIONARY — (12.0%)
#*	1-800-Flowers.com, Inc., Class A	98,553	1,678,358
#*	2U, Inc.	77,678	1,253,723
	Aaron's Co., Inc.	90,572	1,917,409
*	Abercrombie & Fitch Co., Class A	173,759	6,776,601
	Acushnet Holdings Corp.	167,733	7,833,131
*	Adient PLC	150,277	6,307,126
*	Adtalem Global Education, Inc.	130,670	3,844,311
	Advance Auto Parts, Inc.	84,420	19,544,074
*	Amazon.com, Inc.	284,829	852,057,409
	AMCON Distributing Co.	1,168	182,850
*	American Axle & Manufacturing Holdings, Inc.	290,600	2,365,484
#	American Eagle Outfitters, Inc.	470,294	10,736,812
*	American Outdoor Brands, Inc.	51,143	847,951
*	American Public Education, Inc.	40,872	874,252
*	America's Car-Mart, Inc.	20,880	1,981,930
*	Aptiv PLC	178,266	24,347,570
	Aramark	369,099	12,656,405
*	Ark Restaurants Corp.	7,366	118,151
*	Asbury Automotive Group, Inc.	67,885	10,927,448
#*	Aspen Group, Inc.	28,483	63,802
	Autoliv, Inc.	200,725	19,879,804
*	AutoNation, Inc.	257,829	28,103,361
*	AutoZone, Inc.	14,016	27,840,682
*	Barnes & Noble Education, Inc.	127,814	769,440
	Bassett Furniture Industries, Inc.	18,048	334,971
	Bath & Body Works, Inc.	125,058	7,012,002
#*	BBQ Holdings, Inc.	12,707	184,887
*	Beazer Homes USA, Inc.	75,578	1,378,543
#*	Bed Bath & Beyond, Inc.	253,518	4,117,132
	Best Buy Co., Inc.	589,142	58,490,018
#	Big 5 Sporting Goods Corp.	320,032	6,301,430
#	Big Lots, Inc.	84,094	3,524,380
*	Biglari Holdings, Inc., Class A	475	296,866
*	Biglari Holdings, Inc., Class B	5,247	621,770
#*	BJ's Restaurants, Inc.	50,941	1,532,815
#*	Bloomin' Brands, Inc.	197,620	4,017,615
*	Bluegreen Vacations Holding Corp.	20,047	600,809
*	Booking Holdings, Inc.	3,740	9,185,926
*	Boot Barn Holdings, Inc.	94,067	8,651,342
	BorgWarner, Inc.	444,198	19,478,082
*	Boyd Gaming Corp.	77,977	4,636,512
*	Bright Horizons Family Solutions, Inc.	68,676	8,818,685
#*	Brinker International, Inc.	67,537	2,242,904
	Brunswick Corp.	244,212	22,172,007
#	Buckle, Inc.	89,767	3,378,830
	Build-A-Bear Workshop, Inc.	39,547	705,518
#*	Burlington Stores, Inc.	35,421	8,392,298
*	Caesars Entertainment, Inc.	45,189	3,440,690
	Caleres, Inc.	79,999	1,918,376
#	Camping World Holdings, Inc., Class A	41,769	1,386,731
*	Capri Holdings Ltd.	336,852	20,234,700

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	269,258	$29,933,412
#*	Carnival Corp.	471,076	9,332,016
#*	CarParts.com, Inc.	19,745	181,654
	Carriage Services, Inc.	55,751	2,805,390
	Carrols Restaurant Group, Inc.	129,579	320,060
	Carter's, Inc.	118,012	10,989,277
#*	Carvana Co.	6,616	1,072,189
	Cato Corp., Class A	51,677	853,704
*	Cavco Industries, Inc.	18,713	5,042,031
	Century Communities, Inc.	84,771	5,582,170
*	Cheesecake Factory, Inc.	77,533	2,766,377
#*	Chegg, Inc.	39,654	1,049,641
#*	Chewy, Inc., Class A	30,675	1,460,437
*	Chico's FAS, Inc.	256,014	1,205,826
*	Children's Place, Inc.	25,940	1,835,255
*	Chipotle Mexican Grill, Inc.	9,636	14,315,049
	Choice Hotels International, Inc.	71,757	10,289,954
	Churchill Downs, Inc.	41,421	8,710,836
*	Chuy's Holdings, Inc.	47,295	1,192,307
#*	Citi Trends, Inc.	41,220	2,008,238
#	Clarus Corp.	74,545	1,679,499
	Columbia Sportswear Co.	148,332	13,775,593
#*	Conn's, Inc.	73,082	1,773,700
*	Container Store Group, Inc.	99,925	1,019,235
††	Contra Zagg, Inc.	75,640	6,808
*	Cooper-Standard Holdings, Inc.	49,035	1,009,631
#	Cracker Barrel Old Country Store, Inc.	60,179	7,169,726
*	Crocs, Inc.	199,042	20,425,690
#	Crown Crafts, Inc.	22,116	152,158
	Culp, Inc.	32,546	294,541
	Dana, Inc.	387,502	8,393,293
	Darden Restaurants, Inc.	152,658	21,352,274
*	Dave & Buster's Entertainment, Inc.	73,720	2,638,439
*	Deckers Outdoor Corp.	83,980	26,892,915
	Del Taco Restaurants, Inc.	91,293	1,138,424
*	Delta Apparel, Inc.	15,491	467,828
#*	Denny's Corp.	91,530	1,418,715
*	Designer Brands, Inc., Class A	137,389	1,809,413
#	Dick's Sporting Goods, Inc.	205,560	23,721,624
	Dillard's, Inc., Class A	58,162	14,756,863
	Dollar General Corp.	206,922	43,139,099
*	Dollar Tree, Inc.	305,601	40,100,963
	Domino's Pizza, Inc.	31,727	14,424,681
*	Dorman Products, Inc.	84,113	7,875,500
	DR Horton, Inc.	472,989	42,200,079
*	Duluth Holdings, Inc., Class B	3,601	54,303
	eBay, Inc.	747,182	44,883,223
	Educational Development Corp.	13,726	99,651
*	El Pollo Loco Holdings, Inc.	106,505	1,420,777
	Escalade, Inc.	37,461	535,692
#	Ethan Allen Interiors, Inc.	63,310	1,596,045
#*	Etsy, Inc.	102,813	16,149,866
*	Everi Holdings, Inc.	13,173	260,430
*	Expedia Group, Inc.	23,139	4,241,147
*	Fiesta Restaurant Group, Inc.	80,799	765,167
*	Five Below, Inc.	89,778	14,723,592
*	Flanigan's Enterprises, Inc.	2,891	82,220
	Flexsteel Industries, Inc.	20,065	499,819
*	Floor & Decor Holdings, Inc., Class A	152,299	16,557,947

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Foot Locker, Inc.	281,727	$12,587,562
	Ford Motor Co.	2,081,479	42,254,024
*	Fossil Group, Inc.	130,115	1,442,975
*	Fox Factory Holding Corp.	98,149	13,060,687
#	Franchise Group, Inc.	2,300	115,161
*	frontdoor, Inc.	133,045	4,829,533
#*	Full House Resorts, Inc.	23,954	211,514
#*	Funko, Inc., Class A	62,496	1,079,931
	Gap, Inc.	536,785	9,699,705
	Garmin Ltd.	161,695	20,118,092
*	General Motors Co.	1,050,213	55,377,731
*	Genesco, Inc.	49,175	3,163,428
	Gentex Corp.	597,830	18,771,862
*	Gentherm, Inc.	104,316	9,116,175
	Genuine Parts Co.	171,216	22,811,108
*	G-III Apparel Group Ltd.	124,762	3,389,784
*	Goodyear Tire & Rubber Co.	434,994	9,017,426
#*	GoPro, Inc., Class A	106,952	947,595
	Graham Holdings Co., Class B	10,480	6,236,858
*	Grand Canyon Education, Inc.	101,162	8,465,236
*	Green Brick Partners, Inc.	15,871	375,825
	Group 1 Automotive, Inc.	47,152	8,006,881
#	Guess?, Inc.	162,949	3,751,086
	H&R Block, Inc.	272,291	6,224,572
#	Hamilton Beach Brands Holding Co., Class A	31,592	437,865
	Hanesbrands, Inc.	587,770	9,463,097
	Harley-Davidson, Inc.	335,871	11,611,060
	Hasbro, Inc.	137,392	12,706,012
#	Haverty Furniture Cos., Inc.	59,491	1,756,174
	Haverty Furniture Cos., Inc., Class A	2,523	66,960
#*	Helen of Troy Ltd.	61,809	12,938,478
	Hibbett, Inc.	58,833	3,627,054
*	Hilton Grand Vacations, Inc.	143,710	7,021,671
#*	Hilton Worldwide Holdings, Inc.	170,393	24,725,728
	Home Depot, Inc.	482,263	176,980,876
	Hooker Furnishings Corp.	28,522	628,625
#*	Horizon Global Corp.	46,138	352,494
*	Houghton Mifflin Harcourt Co.	269,859	4,860,161
*	Hyatt Hotels Corp., Class A	76,915	7,046,183
	Installed Building Products, Inc.	85,113	9,429,669
#	International Game Technology PLC	98,836	2,645,840
#*	iRobot Corp.	57,564	3,771,593
#	Jack in the Box, Inc.	34,385	3,130,754
	Jerash Holdings US, Inc.	5,937	36,809
	Johnson Outdoors, Inc., Class A	26,407	2,382,440
	KB Home	157,600	6,658,600
	Kohl's Corp.	346,159	20,669,154
#	Kontoor Brands, Inc.	48,616	2,396,283
*	Lakeland Industries, Inc.	18,417	387,125
*	Lands' End, Inc.	78,612	1,440,958
*	Las Vegas Sands Corp.	39,122	1,713,544
	Laureate Education, Inc., Class A	47,057	595,271
*††	Lazare Kaplan International, Inc.	3,667	516
	La-Z-Boy, Inc.	110,915	4,071,690
#*	Lazydays Holdings, Inc.	11,759	190,966
#	LCI Industries	77,616	9,559,963
	Lear Corp.	133,921	22,407,662
#	Leggett & Platt, Inc.	310,557	12,375,696
	Lennar Corp., Class A	341,640	32,835,020

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	39,269	$3,170,186
	Levi Strauss & Co., Class A	22,772	499,390
*	LGI Homes, Inc.	69,991	8,714,579
	Lifetime Brands, Inc.	55,205	855,678
*	Lincoln Educational Services Corp.	56,293	385,607
#*	Liquidity Services, Inc.	113,568	2,161,199
	Lithia Motors, Inc.	75,478	22,049,388
	LKQ Corp.	404,335	22,193,948
*	LL Flooring Holdings, Inc.	72,700	1,049,788
#*	Lovesac Co.	11,792	634,999
	Lowe's Cos., Inc.	265,133	62,929,318
*	Lululemon Athletica, Inc.	75,152	25,082,732
*	M/I Homes, Inc.	73,907	3,916,332
	Macy's, Inc.	774,979	19,839,462
#*	Malibu Boats, Inc., Class A	65,250	4,284,315
#	Marine Products Corp.	27,683	339,394
*	MarineMax, Inc.	61,282	2,883,931
*	Marriott International, Inc., Class A	223,050	35,937,816
	Marriott Vacations Worldwide Corp.	98,481	15,991,345
#*	MasterCraft Boat Holdings, Inc.	42,254	1,074,519
*	Mattel, Inc.	488,577	10,221,031
	McDonald's Corp.	168,336	43,674,775
	MDC Holdings, Inc.	218,161	11,058,581
††	Media General, Inc.	96,518	11,939
*	Meritage Homes Corp.	110,232	11,246,971
	MGM Resorts International	467,004	19,950,411
*	Modine Manufacturing Co.	129,827	1,187,917
*	Mohawk Industries, Inc.	119,467	18,860,255
*	Monarch Casino & Resort, Inc.	6,743	417,392
	Monro, Inc.	67,924	3,377,861
*	Motorcar Parts of America, Inc.	53,386	882,471
	Movado Group, Inc.	41,980	1,556,199
	Murphy USA, Inc.	109,241	21,483,335
#	Nathan's Famous, Inc.	8,885	478,724
#*	National Vision Holdings, Inc.	172,545	7,053,640
*	Nautilus, Inc.	75,979	387,493
	Newell Brands, Inc.	710,735	16,496,159
	NIKE, Inc., Class B	783,135	115,958,799
	Nobility Homes, Inc.	2,557	81,824
#*	Nordstrom, Inc.	71,884	1,617,390
*	Norwegian Cruise Line Holdings Ltd.	353,541	7,364,259
*	NVR, Inc.	5,545	29,539,435
*	ODP Corp.	128,231	5,671,657
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	5,684,390
*	O'Reilly Automotive, Inc.	45,240	29,485,170
	Oxford Industries, Inc.	49,171	4,051,199
	Papa John's International, Inc.	49,539	6,115,590
#	Patrick Industries, Inc.	70,798	4,559,391
#*	Peloton Interactive, Inc., Class A	69,775	1,906,951
#*	Penn National Gaming, Inc.	146,037	6,660,748
	Penske Automotive Group, Inc.	241,111	24,504,111
*	Perdoceo Education Corp.	168,167	1,853,200
#	PetMed Express, Inc.	39,873	1,029,920
*	Planet Fitness, Inc., Class A	113,210	10,034,934
*	Playa Hotels & Resorts NV	77,700	592,851
#	Polaris, Inc.	127,470	14,351,847
	Pool Corp.	62,833	29,924,216
*	Potbelly Corp.	63,716	350,438
	PulteGroup, Inc.	452,420	23,838,010

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	129,967	$12,348,165
#*	QuantumScape Corp.	4,328	72,234
*	Quotient Technology, Inc.	213,866	1,520,587
	Qurate Retail, Inc., Class A	689,320	4,845,920
	Ralph Lauren Corp.	80,996	8,977,597
	RCI Hospitality Holdings, Inc.	15,909	1,111,562
#*	Red Robin Gourmet Burgers, Inc.	29,845	440,214
	Red Rock Resorts, Inc., Class A	153,369	6,827,988
#	Rent-A-Center, Inc.	160,780	6,776,877
*	Revolve Group, Inc.	9,896	488,071
#*	RH	53,640	21,607,265
	Rocky Brands, Inc.	11,845	506,729
	Ross Stores, Inc.	244,735	23,922,846
#*	Royal Caribbean Cruises Ltd.	190,799	14,846,070
#*	Ruth's Hospitality Group, Inc.	93,539	1,873,586
#*	Sally Beauty Holdings, Inc.	202,961	3,484,840
*	Scientific Games Corp., Class A	120,879	6,974,718
*	SeaWorld Entertainment, Inc.	155,945	9,291,203
	Service Corp. International	493,717	30,472,213
#*	Shake Shack, Inc., Class A	44,856	2,963,636
	Shoe Carnival, Inc.	72,122	2,463,688
	Shutterstock, Inc.	77,574	7,522,351
	Signet Jewelers Ltd.	152,601	13,143,524
*	Skechers USA, Inc., Class A	282,853	11,879,826
*	Skyline Champion Corp.	149,453	10,064,165
#*	Sleep Number Corp.	62,361	4,458,811
#	Smith & Wesson Brands, Inc.	127,572	2,178,930
	Sonic Automotive, Inc., Class A	84,938	4,332,687
#*	Sonos, Inc.	119,025	3,001,811
*	Sportsman's Warehouse Holdings, Inc.	131,729	1,443,750
	Standard Motor Products, Inc.	68,016	3,255,926
	Starbucks Corp.	261,927	25,752,663
	Steven Madden Ltd.	203,023	8,352,366
#*	Stitch Fix, Inc., Class A	14,052	230,874
*	Stoneridge, Inc.	95,048	1,793,556
	Strategic Education, Inc.	64,691	3,859,465
*	Strattec Security Corp.	8,355	316,571
*	Stride, Inc.	101,879	3,572,897
	Superior Group of Cos., Inc.	41,255	842,840
*	Superior Industries International, Inc.	142,929	633,175
*	Tandy Leather Factory, Inc.	26,478	132,390
	Tapestry, Inc.	405,302	15,381,211
	Target Corp.	489,359	107,869,404
*	Taylor Morrison Home Corp.	329,873	10,123,802
	Tempur Sealy International, Inc.	509,963	20,301,627
*	Tenneco, Inc., Class A	92,762	974,001
*	Terminix Global Holdings, Inc.	266,091	11,479,166
*	Tesla, Inc.	80,200	75,124,944
	Texas Roadhouse, Inc.	125,353	10,703,893
#	Thor Industries, Inc.	90,094	8,521,991
	Tilly's, Inc., Class A	59,084	778,727
	TJX Cos., Inc.	447,165	32,182,465
	Toll Brothers, Inc.	283,295	16,705,906
*	TopBuild Corp.	118,884	27,658,363
	Tractor Supply Co.	200,653	43,804,556
	Travel & Leisure Co.	144,276	8,194,877
*	TravelCenters of America, Inc.	20,953	955,038
*	Tri Pointe Homes, Inc.	343,264	8,173,116
*	Tupperware Brands Corp.	17,349	267,522

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ulta Beauty, Inc.	80,995	$29,461,121
*	Under Armour, Inc., Class A	239,786	4,515,170
*	Under Armour, Inc., Class C	273,802	4,378,094
*	Unifi, Inc.	60,733	1,154,534
#*	Unique Fabricating, Inc.	17,320	35,489
*	Universal Electronics, Inc.	35,567	1,262,273
*	Universal Technical Institute, Inc.	67,732	491,734
*	Urban Outfitters, Inc.	240,516	6,907,620
	Vail Resorts, Inc.	48,344	13,396,122
*	Veoneer, Inc.	101,973	3,590,469
*	Vera Bradley, Inc.	114,970	941,604
	VF Corp.	347,732	22,675,604
#*	Victoria's Secret & Co.	41,686	2,327,329
#*	Vince Holding Corp.	3,562	32,058
*	Vista Outdoor, Inc.	153,804	5,933,758
*	Visteon Corp.	64,748	6,572,569
*	VOXX International Corp.	82,262	908,995
#*	Wayfair, Inc., Class A	42,533	6,631,745
	Wendy's Co.	622,228	14,329,911
	Weyco Group, Inc.	26,365	616,941
#	Whirlpool Corp.	138,144	29,036,487
#	Williams-Sonoma, Inc.	224,034	35,966,418
	Wingstop, Inc.	59,480	9,115,310
	Winmark Corp.	7,748	1,669,074
	Winnebago Industries, Inc.	85,156	5,494,265
	Wolverine World Wide, Inc.	194,591	5,154,716
#*	WW International, Inc.	98,895	1,246,077
	Wyndham Hotels & Resorts, Inc.	105,274	8,837,752
#*	Wynn Resorts Ltd.	73,771	6,303,732
#*	YETI Holdings, Inc.	111,288	7,298,267
	Yum! Brands, Inc.	109,405	13,694,224
*	Zovio, Inc.	111,556	138,329
*	Zumiez, Inc.	62,630	2,815,219
TOTAL CONSUMER DISCRETIONARY			4,076,626,674
CONSUMER STAPLES — (5.9%)
	Alico, Inc.	18,879	679,078
	Altria Group, Inc.	539,937	27,471,995
	Andersons, Inc.	70,614	2,690,393
	Archer-Daniels-Midland Co.	529,075	39,680,625
	B&G Foods, Inc.	155,718	4,842,830
*	BJ's Wholesale Club Holdings, Inc.	194,754	11,971,528
#*	Blue Apron Holdings, Inc., Class A	3,626	28,029
*	Boston Beer Co., Inc., Class A	19,989	8,411,971
*	Bridgford Foods Corp.	11,491	140,075
	Brown-Forman Corp., Class A	59,147	3,704,968
	Brown-Forman Corp., Class B	310,975	20,969,044
	Bunge Ltd.	265,643	26,261,467
	Calavo Growers, Inc.	44,360	1,836,948
	Cal-Maine Foods, Inc.	110,521	4,310,319
	Campbell Soup Co.	496,520	21,906,462
	Casey's General Stores, Inc.	110,874	20,823,246
#*	Central Garden & Pet Co.	40,949	1,899,624
*	Central Garden & Pet Co., Class A	134,388	5,823,032
#*	Chefs' Warehouse, Inc.	86,602	2,584,204
	Church & Dwight Co., Inc.	236,607	24,287,709
	Clorox Co.	132,095	22,173,467
	Coca-Cola Co.	2,377,278	145,037,731
	Coca-Cola Consolidated, Inc.	26,301	15,070,473

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Coffee Holding Co., Inc.	5,400	$23,760
	Colgate-Palmolive Co.	256,442	21,143,643
	Conagra Brands, Inc.	476,275	16,555,319
	Constellation Brands, Inc., Class A	68,555	16,298,951
	Costco Wholesale Corp.	257,234	129,936,610
*	Coty, Inc., Class A	1,143,253	9,694,785
*	Cyanotech Corp.	2,301	6,489
*	Darling Ingredients, Inc.	422,245	26,926,564
	Edgewell Personal Care Co.	129,184	5,916,627
#*	elf Beauty, Inc.	100,557	2,972,465
#	Energizer Holdings, Inc.	114,948	4,323,194
	Estee Lauder Cos., Inc., Class A	116,511	36,326,965
*	Farmer Bros Co.	45,135	288,413
	Flowers Foods, Inc.	629,426	17,705,753
	Fresh Del Monte Produce, Inc.	120,866	3,363,701
#*	Freshpet, Inc.	23,335	2,170,855
	General Mills, Inc.	588,402	40,411,449
#*	Grocery Outlet Holding Corp.	12,666	321,463
#*	Hain Celestial Group, Inc.	201,957	7,377,489
*	Herbalife Nutrition Ltd.	217,988	9,266,670
	Hershey Co.	161,039	31,735,956
#	Hormel Foods Corp.	474,828	22,540,085
*	Hostess Brands, Inc.	313,386	6,430,681
	Ingles Markets, Inc., Class A	34,084	2,622,082
	Ingredion, Inc.	167,740	15,884,978
	Inter Parfums, Inc.	72,071	7,132,867
	J M Smucker Co.	123,946	17,424,329
	J&J Snack Foods Corp.	41,145	6,241,285
	John B. Sanfilippo & Son, Inc.	34,146	2,700,949
#	Kellogg Co.	444,347	27,993,861
	Keurig Dr Pepper, Inc.	203,351	7,717,170
	Kimberly-Clark Corp.	118,509	16,312,764
	Kraft Heinz Co.	292,880	10,485,104
	Kroger Co.	1,328,188	57,895,715
	Lamb Weston Holdings, Inc.	183,430	11,778,040
	Lancaster Colony Corp.	61,956	9,836,754
*	Landec Corp.	84,530	908,697
*	Lifevantage Corp.	21,105	135,705
#*	Lifeway Foods, Inc.	20,990	106,629
#	Limoneira Co.	41,918	622,901
#	McCormick & Co., Inc.	253,668	25,445,437
#	McCormick & Co., Inc.	6,660	664,535
	Medifast, Inc.	40,157	7,979,597
#	MGP Ingredients, Inc.	67,874	5,135,347
	Molson Coors Beverage Co., Class A	1,020	60,364
	Molson Coors Beverage Co., Class B	236,351	11,264,489
	Mondelez International, Inc., Class A	545,190	36,544,086
*	Monster Beverage Corp.	158,262	13,724,481
#	National Beverage Corp.	156,420	6,987,281
*	Natural Alternatives International, Inc.	16,951	221,973
	Natural Grocers by Vitamin Cottage, Inc.	59,159	863,721
	Natural Health Trends Corp.	16,960	124,317
	Nature's Sunshine Products, Inc.	48,329	852,524
	Nu Skin Enterprises, Inc., Class A	127,464	6,142,490
	Ocean Bio-Chem, Inc.	12,000	107,040
	Oil-Dri Corp. of America	13,370	454,847
	PepsiCo, Inc.	1,083,200	187,956,864
*	Performance Food Group Co.	140,615	5,932,547
	Philip Morris International, Inc.	329,158	33,853,900

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Pilgrim's Pride Corp.	308,227	$8,621,109
*	Post Holdings, Inc.	224,452	23,751,511
	PriceSmart, Inc.	68,603	4,898,940
	Procter & Gamble Co.	1,572,189	252,257,725
#*	Rite Aid Corp.	62,051	658,361
	Rocky Mountain Chocolate Factory, Inc.	12,203	95,672
#*	S&W Seed Co.	68,983	160,041
	Sanderson Farms, Inc.	53,583	9,859,272
	Seaboard Corp.	1,240	4,736,788
*	Seneca Foods Corp., Class A	23,166	1,083,010
*»	Seneca Foods Corp., Class B	1,999	93,743
*	Simply Good Foods Co.	215,676	7,598,265
	SpartanNash Co.	86,901	2,135,158
	Spectrum Brands Holdings, Inc.	102,961	9,202,654
*	Sprouts Farmers Market, Inc.	287,252	7,796,019
	Sysco Corp.	441,566	34,508,383
#	Tootsie Roll Industries, Inc.	85,215	2,893,049
*	TreeHouse Foods, Inc.	134,179	5,196,753
#	Turning Point Brands, Inc.	30,879	1,087,867
	Tyson Foods, Inc., Class A	343,534	31,223,805
*	U.S. Foods Holding Corp.	450,353	15,879,447
*	United Natural Foods, Inc.	135,125	5,240,147
	United-Guardian, Inc.	4,655	87,980
	Universal Corp.	61,655	3,355,882
*	USANA Health Sciences, Inc.	79,031	7,553,783
	Vector Group Ltd.	248,808	2,764,257
#	Village Super Market, Inc., Class A	29,418	672,201
	Walgreens Boots Alliance, Inc.	536,001	26,671,410
	Walmart, Inc.	1,082,813	151,388,086
#	WD-40 Co.	31,901	7,090,316
#	Weis Markets, Inc.	64,746	3,900,299
*	Willamette Valley Vineyards, Inc.	6,260	54,838
TOTAL CONSUMER STAPLES			1,996,975,546
ENERGY — (3.7%)
	Adams Resources & Energy, Inc.	7,057	211,639
	Antero Midstream Corp.	287,601	2,861,630
*	Antero Resources Corp.	525,341	10,259,910
	APA Corp.	137,496	4,566,242
#	Arch Resources, Inc.	36,473	3,451,805
	Archrock, Inc.	526,128	4,440,520
*	Ardmore Shipping Corp.	125,062	427,712
*	Aspen Aerogels, Inc.	52,539	1,560,408
	Baker Hughes Co.	508,327	13,948,493
	Berry Corp.	123,270	1,071,216
*	Bristow Group, Inc.	27,501	903,408
	Cabot Oil & Gas Corp.	1,379,626	30,213,809
#	Cactus, Inc., Class A	81,136	3,931,851
	California Resources Corp.	16,651	709,666
#*	Callon Petroleum Co.	90,875	4,492,860
*	Centennial Resource Development, Inc., Class A	121,100	945,791
*	ChampionX Corp.	377,253	8,450,467
	Cheniere Energy, Inc.	176,992	19,805,405
#	Chesapeake Energy Corp.	12,965	883,824
	Chevron Corp.	943,305	123,884,246
	Civitas Resources, Inc.	62,433	3,402,598
#*	Clean Energy Fuels Corp.	521,664	3,166,500
#*	CNX Resources Corp.	605,909	8,985,630
	ConocoPhillips	1,162,116	102,986,720

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CONSOL Energy, Inc.	66,033	$1,435,557
#	Continental Resources, Inc.	239,717	12,450,901
	Core Laboratories NV	78,289	2,087,968
#*	Crescent Energy, Inc., Class A	2,099	27,854
	CVR Energy, Inc.	139,965	2,733,516
*	Delek U.S. Holdings, Inc.	184,212	2,858,970
*	Denbury, Inc.	60,200	4,523,428
	Devon Energy Corp.	754,413	38,150,665
	DHT Holdings, Inc.	464,918	2,268,800
	Diamondback Energy, Inc.	111,510	14,068,102
#*	DMC Global, Inc.	37,548	1,514,686
	Dorian LPG Ltd.	90,644	1,077,757
*	Dril-Quip, Inc.	85,013	2,149,979
*	DTE Midstream LLC	62,017	3,206,279
*	Earthstone Energy, Inc., Class A	89,672	1,224,920
	EnLink Midstream LLC	441,566	3,514,865
	EOG Resources, Inc.	381,641	42,545,339
*	Epsilon Energy Ltd.	67,458	374,392
*	EQT Corp.	429,275	9,122,094
	Equitrans Midstream Corp.	448,029	3,633,515
	Evolution Petroleum Corp.	76,644	440,703
#*	Expro Group Holdings NV	95,857	1,501,121
*	Exterran Corp.	80,319	438,542
	Exxon Mobil Corp.	2,184,870	165,962,725
#*	Forum Energy Technologies, Inc.	14,058	274,412
*	Geospace Technologies Corp.	34,657	303,249
#*	Green Plains, Inc.	105,467	3,220,962
*	Gulf Island Fabrication, Inc.	72,244	285,364
	Halliburton Co.	1,019,970	31,353,878
#*	Helix Energy Solutions Group, Inc.	529,795	1,870,176
	Helmerich & Payne, Inc.	252,374	7,243,134
	Hess Corp.	300,060	27,692,537
	HollyFrontier Corp.	407,621	14,331,954
*	Independence Contract Drilling, Inc.	738	2,450
#	International Seaways, Inc.	67,341	982,505
	Kinder Morgan, Inc.	1,099,600	19,089,056
#*	Laredo Petroleum, Inc.	17,785	1,194,441
#*	Liberty Oilfield Services, Inc., Class A	121,398	1,468,916
#	Magnolia Oil & Gas Corp., Class A	34,118	737,972
*	Mammoth Energy Services, Inc.	31,577	54,628
	Marathon Oil Corp.	1,307,315	25,453,423
	Marathon Petroleum Corp.	577,227	41,416,037
	Matador Resources Co.	296,353	13,267,724
*	MIND Technology, Inc.	50,830	70,654
	Murphy Oil Corp.	384,123	12,138,287
*	Nabors Industries Ltd.	22,079	2,285,397
	NACCO Industries, Inc., Class A	11,718	357,399
*	Natural Gas Services Group, Inc.	34,598	372,620
*	Newpark Resources, Inc.	252,070	894,848
*	NexTier Oilfield Solutions, Inc.	437,541	2,633,997
	Nordic American Tankers Ltd.	34,305	53,173
	NOV, Inc.	657,730	10,799,927
	Occidental Petroleum Corp.	1,281,270	48,265,441
*	Oceaneering International, Inc.	250,908	3,269,331
*	Oil States International, Inc.	146,957	921,420
	ONEOK, Inc.	497,674	30,198,858
#*	Overseas Shipholding Group, Inc., Class A	297,712	515,042
	Ovintiv, Inc.	49,264	1,911,443
*	Par Pacific Holdings, Inc.	131,086	1,848,313

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Patterson-UTI Energy, Inc.	321,216	$3,199,311
*	PBF Energy, Inc., Class A	298,441	4,727,305
	PDC Energy, Inc.	276,995	16,417,494
*	Peabody Energy Corp.	193,825	2,093,310
	Phillips 66	262,444	22,252,627
#	PHX Minerals, Inc.	2,371	5,643
	Pioneer Natural Resources Co.	148,679	32,544,346
#*	PrimeEnergy Resources Corp.	3,139	239,349
*	ProPetro Holding Corp.	255,918	2,689,698
*	Range Resources Corp.	704,611	13,563,762
*	Ranger Energy Services, Inc.	17,872	182,294
*	Ranger Oil Corp., Class A	38,492	1,193,637
*	Renewable Energy Group, Inc.	108,709	4,376,624
*	REX American Resources Corp.	14,981	1,444,618
#*	RPC, Inc.	342,480	2,024,057
*	SandRidge Energy, Inc.	46,447	534,141
	Schlumberger NV	730,852	28,554,388
	Scorpio Tankers, Inc.	139,397	1,897,193
#*	SEACOR Marine Holdings, Inc.	85,466	358,103
*	Select Energy Services, Inc., Class A	233,195	1,555,411
	SFL Corp. Ltd.	348,685	2,859,217
#*	SilverBow Resources, Inc.	20,279	472,298
	SM Energy Co.	124,620	4,088,782
#*	Smart Sand, Inc.	51,796	101,520
	Solaris Oilfield Infrastructure, Inc., Class A	81,121	625,443
#*	Southwestern Energy Co.	1,699,754	7,478,918
*	Talos Energy, Inc.	138,909	1,477,992
	Targa Resources Corp.	414,652	24,497,640
*	Technip Energies NV, ADR	59,932	912,764
*	TechnipFMC PLC	473,724	3,074,469
#*	Teekay Corp.	163,206	505,939
#*	Teekay Tankers Ltd., Class A	90,656	967,300
*	TETRA Technologies, Inc.	61,518	180,248
#	Texas Pacific Land Corp.	4,409	4,739,675
*	Tidewater, Inc.	102,784	1,458,505
#*	Transocean Ltd.	119,721	377,121
*	U.S. Silica Holdings, Inc.	187,416	1,789,823
	Valero Energy Corp.	367,416	30,484,506
*	Whiting Petroleum Corp.	17,498	1,299,226
	Williams Cos., Inc.	1,015,944	30,417,363
	World Fuel Services Corp.	175,133	4,940,502
TOTAL ENERGY			1,242,256,558
FINANCIALS — (14.5%)
	1st Source Corp.	73,157	3,649,071
	ACNB Corp.	20,654	668,983
	Affiliated Managers Group, Inc.	75,159	10,988,997
*	Affinity Bancshares, Inc.	7,887	123,116
	Aflac, Inc.	427,496	26,855,299
*	Alleghany Corp.	20,575	13,661,800
	Allegiance Bancshares, Inc.	48,406	2,131,316
	Allstate Corp.	380,303	45,891,163
	Ally Financial, Inc.	643,804	30,722,327
	A-Mark Precious Metals, Inc.	17,533	1,085,293
*	Ambac Financial Group, Inc.	64,306	911,216
	American Equity Investment Life Holding Co.	227,817	9,372,391
	American Express Co.	617,346	111,011,158
	American Financial Group, Inc.	167,502	21,822,161
	American International Group, Inc.	481,742	27,820,600

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American National Bankshares, Inc.	26,536	$1,003,061
	American National Group, Inc.	43,227	8,160,825
	Ameriprise Financial, Inc.	134,654	40,976,559
	Ameris Bancorp	201,627	9,942,227
	AMERISAFE, Inc.	58,101	3,051,465
	AmeriServ Financial, Inc.	18,864	80,927
	Ames National Corp.	21,956	534,189
	Aon PLC, Class A	227,368	62,853,610
	Apollo Global Management, Inc.	244,690	17,128,300
*	Arch Capital Group Ltd.	457,069	21,171,436
	Ares Management Corp., Class A	72,067	5,745,181
	Argo Group International Holdings Ltd.	89,352	5,073,407
	Arrow Financial Corp.	43,095	1,524,701
	Arthur J Gallagher & Co.	155,115	24,498,863
	Artisan Partners Asset Management, Inc., Class A	138,390	5,979,832
	Associated Banc-Corp.	338,868	8,098,945
	Associated Capital Group, Inc., Class A	6,655	298,809
	Assurant, Inc.	119,482	18,222,200
	Assured Guaranty Ltd.	194,273	10,352,808
	Atlantic American Corp.	17,563	44,961
*	Atlantic Capital Bancshares, Inc.	80,075	2,411,859
	Atlantic Union Bankshares Corp.	208,582	8,493,459
*	Atlanticus Holdings Corp.	36,049	2,318,311
	Auburn National BanCorp, Inc.	5,123	172,850
	Axis Capital Holdings Ltd.	186,997	10,655,089
*	Axos Financial, Inc.	164,349	8,463,973
	Banc of California, Inc.	161,667	3,123,406
#	BancFirst Corp.	85,674	6,421,266
*	Bancorp, Inc.	188,264	5,614,032
	Bank of America Corp.	3,352,939	154,704,605
	Bank of Hawaii Corp.	108,068	9,301,413
	Bank of Marin Bancorp	38,351	1,430,109
	Bank of New York Mellon Corp.	389,555	23,085,029
	Bank of NT Butterfield & Son Ltd.	147,963	5,422,844
#	Bank of Princeton	15,499	470,240
#	Bank of South Carolina Corp.	10,128	203,573
	Bank of the James Financial Group, Inc.	8,408	130,072
	Bank OZK	282,555	13,237,702
	BankFinancial Corp.	41,987	452,620
	BankUnited, Inc.	253,844	10,597,987
	Bankwell Financial Group, Inc.	15,051	509,175
	Banner Corp.	83,217	5,168,608
	Bar Harbor Bankshares	36,327	1,109,427
*	Baycom Corp.	12,706	264,285
	BCB Bancorp, Inc.	42,624	724,608
*	Berkshire Hathaway, Inc., Class B	840,748	263,170,939
	Berkshire Hills Bancorp, Inc.	122,741	3,631,906
#	BGC Partners, Inc., Class A	757,773	3,197,802
	BlackRock, Inc.	82,921	68,239,008
	Blackstone, Inc.	108,362	14,300,533
*	Blucora, Inc.	75,507	1,224,724
	BOK Financial Corp.	128,635	13,191,519
*	Bridgewater Bancshares, Inc.	38,692	688,331
*	Brighthouse Financial, Inc.	52,344	2,850,131
	BrightSphere Investment Group, Inc.	115,744	2,497,756
	Brookline Bancorp, Inc.	251,461	4,299,983
	Brown & Brown, Inc.	346,735	22,981,596
	Business First Bancshares, Inc.	2,673	73,374
	Byline Bancorp, Inc.	9,550	248,300

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	C&F Financial Corp.	9,438	$482,942
	Cadence Bank	468,029	14,588,464
»	California First Leasing Corp.	4,858	86,982
	Cambridge Bancorp	6,983	625,258
	Camden National Corp.	46,551	2,311,723
*	Cannae Holdings, Inc.	219,986	6,570,982
	Capital City Bank Group, Inc.	40,730	1,126,592
	Capital One Financial Corp.	245,337	35,998,298
	Capitol Federal Financial, Inc.	449,698	5,005,139
	Capstar Financial Holdings, Inc.	52,453	1,125,117
	Cathay General Bancorp	191,815	8,662,365
	Cboe Global Markets, Inc.	76,244	9,037,201
#	CBTX, Inc.	34,416	1,012,863
*»	CCUR Holdings, Inc.	4	24,000
	Central Pacific Financial Corp.	56,777	1,652,211
	Central Valley Community Bancorp	24,647	552,093
#	CF Bankshares, Inc.	6,476	131,592
	Charles Schwab Corp.	460,262	40,364,977
	Chemung Financial Corp.	10,517	481,994
	Chubb Ltd.	224,710	44,330,789
	Cincinnati Financial Corp.	188,721	22,236,995
	Citigroup, Inc.	998,090	64,995,621
	Citizens & Northern Corp.	25,465	639,681
	Citizens Community Bancorp, Inc.	24,520	354,069
	Citizens Financial Group, Inc.	403,537	20,770,049
	Citizens Holding Co.	5,685	102,557
#*	Citizens, Inc.	80,221	381,050
	City Holding Co.	39,096	3,135,890
	Civista Bancshares, Inc.	35,622	858,846
	CME Group, Inc.	130,742	30,005,289
	CNA Financial Corp.	112,747	5,176,215
	CNB Financial Corp.	40,786	1,089,394
	CNO Financial Group, Inc.	170,411	4,250,050
*	Coastal Financial Corp.	12,903	624,763
	Codorus Valley Bancorp, Inc.	25,045	542,976
	Cohen & Steers, Inc.	131,992	11,025,292
	Colony Bankcorp, Inc.	20,874	351,727
	Columbia Banking System, Inc.	201,099	6,992,212
*	Columbia Financial, Inc.	80,139	1,696,543
	Comerica, Inc.	255,711	23,724,867
	Commerce Bancshares, Inc.	258,309	17,800,073
#	Community Bank System, Inc.	149,412	10,671,005
	Community Financial Corp.	15,436	611,266
	Community Trust Bancorp, Inc.	45,101	1,993,013
	Community West Bancshares	17,906	249,610
	ConnectOne Bancorp, Inc.	104,657	3,350,071
*	Consumer Portfolio Services, Inc.	175,197	2,076,084
#	Cowen, Inc., Class A	61,407	1,945,374
	Crawford & Co., Class A	87,761	667,861
	Crawford & Co., Class B	71,397	540,475
#*	Credit Acceptance Corp.	55,438	29,912,127
	Cullen/Frost Bankers, Inc.	113,352	15,983,766
*	Customers Bancorp, Inc.	95,711	5,579,951
	CVB Financial Corp.	371,695	8,188,441
	Diamond Hill Investment Group, Inc.	13,525	2,525,794
	Dime Community Bancshares, Inc.	139,043	4,860,943
	Discover Financial Services	389,048	45,032,306
	Donegal Group, Inc., Class A	64,223	921,600
	Donegal Group, Inc., Class B	5,678	77,845

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	98,704	$3,673,763
	Eagle Bancorp Montana, Inc.	17,152	391,066
	Eagle Bancorp, Inc.	93,270	5,593,402
	East West Bancorp, Inc.	257,210	22,207,511
#*	eHealth, Inc.	61,247	1,338,247
#*	Elevate Credit, Inc.	56,257	165,396
	Elmira Savings Bank	7,695	175,831
	Emclaire Financial Corp.	2,399	68,372
	Employers Holdings, Inc.	68,332	2,671,781
#*	Encore Capital Group, Inc.	75,381	4,862,074
*	Enova International, Inc.	130,591	5,260,205
*	Enstar Group Ltd.	32,385	8,584,616
	Enterprise Bancorp, Inc.	18,776	801,547
	Enterprise Financial Services Corp.	97,648	4,837,482
	Equitable Holdings, Inc.	195,493	6,576,385
	Equity Bancshares, Inc., Class A	40,149	1,287,177
#	Erie Indemnity Co., Class A	58,701	10,806,854
*	Esquire Financial Holdings, Inc.	17,523	604,018
	ESSA Bancorp, Inc.	19,001	335,368
	Essent Group Ltd.	178,380	8,141,263
	Evans Bancorp, Inc.	13,748	585,390
	Evercore, Inc., Class A	111,649	13,936,028
	Everest Re Group Ltd.	57,189	16,207,363
*	EZCORP, Inc., Class A	255,528	1,525,502
	FactSet Research Systems, Inc.	60,961	25,718,836
	Farmers & Merchants Bancorp, Inc.	8,932	282,162
	Farmers National Banc Corp.	51,416	897,209
	FB Financial Corp.	139,020	6,189,170
	Federal Agricultural Mortgage Corp., Class A	2,460	279,813
	Federal Agricultural Mortgage Corp., Class C	26,328	3,206,750
	Federated Hermes, Inc.	265,579	8,793,321
*	FedNat Holding Co.	42,906	58,352
*	FFBW, Inc.	15,405	181,163
#*	FG Financial Group, Inc.	8,932	26,081
#	Fidelity D&D Bancorp, Inc.	5,497	289,307
	Fidelity National Financial, Inc.	416,952	20,993,533
	Fifth Third Bancorp	780,570	34,836,839
	Financial Institutions, Inc.	49,837	1,606,745
	First American Financial Corp.	308,149	22,960,182
	First BanCorp	714,381	10,394,244
	First BanCorp	109,334	4,800,856
	First Bancorp, Inc.	28,285	909,080
	First Bancshares, Inc.	29,331	1,057,969
	First Bancshares, Inc.	569	9,687
	First Bank	36,002	527,429
	First Busey Corp.	141,151	3,935,290
	First Business Financial Services, Inc.	19,875	669,390
	First Capital, Inc.	6,938	275,785
	First Citizens BancShares, Inc., Class A	33,389	26,012,702
	First Commonwealth Financial Corp.	289,300	4,790,808
	First Community Bankshares, Inc.	47,059	1,468,711
	First Community Corp.	19,898	420,644
	First Financial Bancorp	232,813	5,869,216
	First Financial Bankshares, Inc.	268,216	12,603,470
	First Financial Corp.	23,250	1,043,692
	First Financial Northwest, Inc.	22,460	373,061
	First Foundation, Inc.	135,512	3,543,639
	First Guaranty Bancshares, Inc.	6,919	142,670
	First Hawaiian, Inc.	20,596	583,897

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Horizon Corp.	1,308,440	$22,387,408
	First Internet Bancorp	23,535	1,182,869
#	First Interstate BancSystem, Inc., Class A	117,143	4,305,005
	First Merchants Corp.	159,364	6,761,815
	First Mid Bancshares, Inc.	33,744	1,388,566
	First Midwest Bancorp, Inc.	273,585	5,682,360
#	First National Corp.	4,411	99,248
	First Northwest Bancorp	27,220	606,734
	First of Long Island Corp.	57,058	1,250,141
	First Republic Bank	146,675	25,461,313
	First Savings Financial Group, Inc.	10,533	277,439
	First U.S. Bancshares, Inc.	11,301	123,181
	First United Corp.	18,660	371,894
*	First Western Financial, Inc.	5,714	186,848
	FirstCash Holdings, Inc.	104,652	7,294,244
	Flagstar Bancorp, Inc.	131,022	5,928,745
	Flushing Financial Corp.	77,621	1,832,632
	FNB Corp.	855,788	11,056,786
	Franklin Financial Services Corp.	2,735	91,623
	Franklin Resources, Inc.	285,638	9,131,847
	FS Bancorp, Inc.	25,306	840,665
	Fulton Financial Corp.	389,814	6,997,161
#*	FVCBankcorp, Inc.	7,445	150,389
	GAMCO Investors, Inc., Class A	31,662	712,712
*	Genworth Financial, Inc., Class A	715,120	2,788,968
#	German American Bancorp, Inc.	79,577	3,151,249
	Glacier Bancorp, Inc.	250,107	12,988,057
#	Glen Burnie Bancorp	793	9,548
	Global Indemnity Group LLC, Class A	35,994	936,564
	Globe Life, Inc.	159,563	16,323,295
	Goldman Sachs Group, Inc.	185,527	65,802,716
	Great Southern Bancorp, Inc.	36,452	2,163,062
	Great Western Bancorp, Inc.	144,576	4,464,507
*	Green Dot Corp., Class A	132,386	4,197,960
#	Greene County Bancorp, Inc.	1,937	73,180
	Greenhill & Co., Inc.	39,752	663,063
*	Greenlight Capital Re Ltd., Class A	68,485	495,831
	Guaranty Bancshares, Inc.	23,127	821,934
	Guaranty Federal Bancshares, Inc.	9,816	320,002
*	Hallmark Financial Services, Inc.	79,845	340,140
	Hamilton Lane, Inc., Class A	46,666	4,221,406
	Hancock Whitney Corp.	226,032	11,916,407
	Hanmi Financial Corp.	106,232	2,855,516
	Hanover Insurance Group, Inc.	95,739	13,208,152
	HarborOne Bancorp, Inc.	93,608	1,329,234
	Hartford Financial Services Group, Inc.	503,807	36,208,609
	Hawthorn Bancshares, Inc.	17,843	454,996
	HCI Group, Inc.	32,040	2,174,555
	Heartland Financial USA, Inc.	105,977	5,513,983
#	Hennessy Advisors, Inc.	19,696	204,346
	Heritage Commerce Corp.	143,853	1,792,408
	Heritage Financial Corp.	86,202	2,091,261
	Heritage Insurance Holdings, Inc.	95,790	596,772
	Hilltop Holdings, Inc.	296,569	9,795,674
#	Hingham Institution For Savings	5,536	2,147,027
*	HMN Financial, Inc.	11,368	275,674
	Home Bancorp, Inc.	19,761	767,715
#	Home BancShares, Inc.	415,260	9,783,526
	Home Federal Bancorp Inc of Louisiana	5,228	108,220

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	57,218	$2,789,377
	HomeTrust Bancshares, Inc.	14,545	452,786
	Hope Bancorp, Inc.	339,148	5,680,729
	Horace Mann Educators Corp.	99,530	3,783,135
	Horizon Bancorp, Inc.	112,389	2,397,257
	Houlihan Lokey, Inc.	94,105	10,001,479
	Huntington Bancshares, Inc.	1,813,776	27,315,467
*	HV Bancorp, Inc.	1,600	33,504
*	ICC Holdings, Inc.	4,514	76,061
	IF Bancorp, Inc.	6,461	166,694
#	Independence Holding Co.	33,517	1,908,793
	Independent Bank Corp.	121,719	10,266,998
	Independent Bank Corp.	57,752	1,413,769
	Independent Bank Group, Inc.	116,438	8,839,973
	Interactive Brokers Group, Inc., Class A	62,586	4,267,739
	Intercontinental Exchange, Inc.	244,598	30,980,783
	International Bancshares Corp.	202,040	8,491,741
	Invesco Ltd.	599,951	13,594,890
	Investar Holding Corp.	26,149	502,584
	Investors Bancorp, Inc.	601,778	9,821,017
	Investors Title Co.	5,686	1,137,143
	James River Group Holdings Ltd.	118,333	3,351,191
	Janus Henderson Group PLC	257,303	9,494,481
	Jefferies Financial Group, Inc.	486,320	17,818,765
	JPMorgan Chase & Co.	1,979,363	294,133,342
	Kearny Financial Corp.	222,528	2,879,512
	Kemper Corp.	165,791	9,944,144
#	Kentucky First Federal Bancorp	16,790	126,765
	KeyCorp	1,039,211	26,042,628
	Kingstone Cos., Inc.	26,663	144,513
	Kinsale Capital Group, Inc.	24,672	4,942,295
	KKR & Co., Inc.	280,744	19,977,743
	Lake Shore Bancorp, Inc.	8,295	122,434
	Lakeland Bancorp, Inc.	160,464	3,037,584
#	Lakeland Financial Corp.	73,806	5,899,314
	Landmark Bancorp, Inc.	12,461	355,138
	Lazard Ltd., Class A	299,807	13,083,577
	LCNB Corp.	30,267	606,853
#*	LendingClub Corp.	181,392	3,402,914
*	LendingTree, Inc.	7,865	958,272
	Level One Bancorp, Inc.	14,563	576,986
*	Limestone Bancorp, Inc.	14,697	279,831
	Lincoln National Corp.	253,699	17,753,856
#	Live Oak Bancshares, Inc.	114,349	6,730,582
	Loews Corp.	302,222	18,030,565
	LPL Financial Holdings, Inc.	261,625	45,083,220
	Luther Burbank Corp.	6,429	82,484
#	M&T Bank Corp.	129,445	21,925,394
	Macatawa Bank Corp.	96,432	871,745
	Magyar Bancorp, Inc.	10,243	122,814
*	Maiden Holdings Ltd.	216,792	604,850
*	MainStreet Bancshares, Inc.	3,548	89,019
*	Malvern Bancorp, Inc.	21,444	331,524
	Manning & Napier, Inc.	37,193	304,611
*	Markel Corp.	14,157	17,451,900
	MarketAxess Holdings, Inc.	36,476	12,565,252
	Marsh & McLennan Cos., Inc.	278,297	42,757,551
#*	MBIA, Inc.	460,050	6,288,883
	Mercantile Bank Corp.	39,357	1,514,064

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Merchants Bancorp	5,262	$153,387
	Mercury General Corp.	145,686	7,963,197
	Meridian Corp.	4,438	156,440
	Meta Financial Group, Inc.	128,221	7,624,021
	MetLife, Inc.	350,736	23,520,356
*	Metropolitan Bank Holding Corp.	10,356	1,035,600
	MGIC Investment Corp.	277,958	4,219,402
	Mid Penn Bancorp, Inc.	5,767	172,145
#	Middlefield Banc Corp.	15,418	394,315
	Midland States Bancorp, Inc.	50,496	1,457,820
	MidWestOne Financial Group, Inc.	27,498	878,011
	Moelis & Co., Class A	84,833	4,790,520
	Moody's Corp.	113,811	39,037,173
	Morgan Stanley	939,887	96,376,013
	Morningstar, Inc.	84,700	24,343,627
*	Mr Cooper Group, Inc.	52,741	2,117,551
	MSCI, Inc.	25,759	13,809,915
	MVB Financial Corp.	27,926	1,117,599
	Nasdaq, Inc.	196,407	35,198,098
	National Bank Holdings Corp., Class A	90,788	4,121,775
	National Bankshares, Inc.	7,777	279,505
#	National Security Group, Inc.	2,402	38,072
	National Western Life Group, Inc., Class A	11,616	2,484,314
	Navient Corp.	510,368	8,895,714
	NBT Bancorp, Inc.	136,557	5,282,025
	Nelnet, Inc., Class A	93,672	8,292,782
	New York Community Bancorp, Inc.	689,481	8,039,348
*	NI Holdings, Inc.	24,329	469,550
*	Nicholas Financial, Inc.	18,462	198,467
*	Nicolet Bankshares, Inc.	32,862	3,059,124
*	NMI Holdings, Inc., Class A	207,959	5,144,906
	Northeast Bank	24,203	883,894
	Northern Trust Corp.	238,095	27,771,401
	Northfield Bancorp, Inc.	136,701	2,154,408
	Northrim BanCorp, Inc.	16,807	738,500
	Northwest Bancshares, Inc.	323,458	4,563,992
	Norwood Financial Corp.	10,571	293,874
#	Oak Valley Bancorp	15,008	270,744
	OceanFirst Financial Corp.	151,741	3,444,521
	Oconee Federal Financial Corp.	2,225	50,930
*	Ocwen Financial Corp.	1,835	67,308
	OFG Bancorp	146,742	4,060,351
	Ohio Valley Banc Corp.	8,757	258,332
	Old National Bancorp	443,795	8,134,762
#	Old Point Financial Corp.	7,052	169,248
	Old Republic International Corp.	628,536	16,109,378
	Old Second Bancorp, Inc.	13,666	183,534
	OneMain Holdings, Inc.	391,295	20,214,300
*	Open Lending Corp., Class A	1,209	22,959
	Oppenheimer Holdings, Inc., Class A	16,285	690,321
	Origin Bancorp, Inc.	23,289	994,906
	Orrstown Financial Services, Inc.	28,231	698,717
	Pacific Premier Bancorp, Inc.	266,404	10,189,953
	PacWest Bancorp	193,140	8,967,490
#*	Palomar Holdings, Inc.	3,188	168,167
#	Park National Corp.	41,386	5,606,148
	Parke Bancorp, Inc.	27,897	675,665
	Pathfinder Bancorp, Inc.	8,118	139,548
*	Patriot National Bancorp, Inc.	5,433	80,082

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	22,984	$516,910
	PCSB Financial Corp.	36,841	688,190
	Peapack-Gladstone Financial Corp.	57,003	2,099,991
	Penns Woods Bancorp, Inc.	18,588	455,034
	Peoples Bancorp of North Carolina, Inc.	12,220	348,270
	Peoples Bancorp, Inc.	69,426	2,301,472
	Peoples Financial Services Corp.	8,101	410,964
	People's United Financial, Inc.	861,950	16,704,591
	Pinnacle Financial Partners, Inc.	156,641	15,148,751
	Piper Sandler Cos.	47,791	7,370,328
	PJT Partners, Inc., Class A	32,020	2,219,626
#	Plumas Bancorp	13,751	515,250
	PNC Financial Services Group, Inc.	200,864	41,375,975
	Ponce Financial Group, Inc.	60,281	646,815
	Popular, Inc.	209,318	18,664,886
*	PRA Group, Inc.	109,231	5,079,241
	Preferred Bank	47,770	3,728,926
	Premier Financial Corp.	102,494	3,059,446
	Primerica, Inc.	149,337	23,048,673
	Primis Financial Corp.	59,841	889,237
	Principal Financial Group, Inc.	289,869	21,177,829
	ProAssurance Corp.	128,826	3,086,671
*	PROG Holdings, Inc.	181,144	7,211,343
	Progressive Corp.	355,649	38,644,820
	Prosperity Bancshares, Inc.	189,642	13,891,276
	Provident Bancorp, Inc.	43,546	787,312
	Provident Financial Holdings, Inc.	18,377	309,285
	Provident Financial Services, Inc.	196,552	4,750,662
	Prudential Bancorp, Inc.	22,902	320,628
	Prudential Financial, Inc.	255,959	28,557,346
#	Pzena Investment Management, Inc., Class A	7,981	80,927
	QCR Holdings, Inc.	40,209	2,293,521
	Radian Group, Inc.	195,407	4,375,163
	Randolph Bancorp, Inc.	14,267	354,892
	Raymond James Financial, Inc.	252,801	26,764,042
	RBB Bancorp	23,880	644,521
	Regional Management Corp.	33,931	1,722,338
	Regions Financial Corp.	1,012,946	23,236,981
	Reinsurance Group of America, Inc.	94,766	10,881,980
	RenaissanceRe Holdings Ltd.	85,190	13,389,312
	Renasant Corp.	139,847	5,143,573
	Republic Bancorp, Inc., Class A	43,711	2,142,713
#*	Republic First Bancorp, Inc.	146,531	630,083
	Riverview Bancorp, Inc.	55,458	418,708
	RLI Corp.	99,196	10,393,757
	S&P Global, Inc.	119,120	49,461,006
	S&T Bancorp, Inc.	107,626	3,315,957
*	Safeguard Scientifics, Inc.	52,212	333,113
	Safety Insurance Group, Inc.	43,285	3,563,654
	Salisbury Bancorp, Inc.	7,079	393,168
	Sandy Spring Bancorp, Inc.	115,455	5,462,176
	SB Financial Group, Inc.	18,348	353,560
	Seacoast Banking Corp. of Florida	71,438	2,607,487
*	Security National Financial Corp., Class A	38,871	362,666
	SEI Investments Co.	277,051	16,237,959
	Selective Insurance Group, Inc.	167,611	13,224,508
	ServisFirst Bancshares, Inc.	135,057	11,462,288
	Shore Bancshares, Inc.	48,711	961,555
	Sierra Bancorp	56,383	1,495,841

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Signature Bank	75,773	$23,082,729
	Silvercrest Asset Management Group, Inc., Class A	27,562	463,042
	Simmons First National Corp., Class A	259,569	7,423,673
*	SiriusPoint Ltd.	315,513	2,672,395
	SLM Corp.	1,050,366	19,263,712
	SmartFinancial, Inc.	22,886	613,574
	Sound Financial Bancorp, Inc.	5,599	244,844
	South State Corp.	174,227	14,706,501
*	Southern First Bancshares, Inc.	22,117	1,296,056
	Southern Missouri Bancorp, Inc.	15,829	875,344
	Southside Bancshares, Inc.	105,817	4,433,732
	Spirit of Texas Bancshares, Inc.	29,059	809,003
	State Auto Financial Corp.	115,700	5,981,690
	State Street Corp.	310,280	29,321,460
	Sterling Bancorp	471,980	12,408,354
#*	Sterling Bancorp, Inc.	22,217	132,191
	Stewart Information Services Corp.	78,705	5,621,898
	Stifel Financial Corp.	208,668	15,629,233
	Stock Yards Bancorp, Inc.	59,637	3,553,172
*	StoneX Group, Inc.	46,863	3,074,681
	Summit Financial Group, Inc.	17,934	500,717
	Summit State Bank	14,814	239,098
*	SVB Financial Group	64,740	37,801,686
	Synchrony Financial	927,351	39,495,879
	Synovus Financial Corp.	379,709	18,894,320
	T Rowe Price Group, Inc.	209,783	32,396,789
	Territorial Bancorp, Inc.	24,002	593,809
*	Texas Capital Bancshares, Inc.	126,929	7,958,448
	TFS Financial Corp.	316,921	5,508,087
	Timberland Bancorp, Inc.	20,578	571,657
	Tiptree, Inc.	128,893	1,596,984
	Tompkins Financial Corp.	39,573	3,148,428
	Towne Bank	226,260	7,100,039
	Tradeweb Markets, Inc., Class A	6,193	524,981
	Travelers Cos., Inc.	304,649	50,626,571
	TriCo Bancshares	97,972	4,258,843
*	TriState Capital Holdings, Inc.	78,072	2,466,294
*	Triumph Bancorp, Inc.	89,285	7,810,652
	Truist Financial Corp.	625,854	39,316,148
#*	Trupanion, Inc.	1,537	146,399
	TrustCo Bank Corp. NY	49,603	1,681,542
	Trustmark Corp.	178,638	5,820,026
	U.S. Bancorp	909,248	52,909,141
	UMB Financial Corp.	116,592	11,478,482
	Umpqua Holdings Corp.	547,964	11,112,710
#*	Unico American Corp.	5,450	15,805
#	Union Bankshares, Inc.	2,439	75,731
#	United Bancorp, Inc.	11,080	190,576
	United Bancshares, Inc.	6,375	193,864
	United Bankshares, Inc.	342,448	12,098,688
	United Community Banks, Inc.	240,321	8,504,960
	United Fire Group, Inc.	76,239	1,901,401
	United Insurance Holdings Corp.	130,769	528,307
	United Security Bancshares	42,847	350,917
	Unity Bancorp, Inc.	24,920	741,121
	Universal Insurance Holdings, Inc.	125,081	2,156,396
	Univest Financial Corp.	85,860	2,586,962
	Unum Group	324,774	8,242,764
	Valley National Bancorp	865,224	12,043,918

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Value Line, Inc.	11,063	$652,496
	Veritex Holdings, Inc.	91,340	3,667,301
#	Victory Capital Holdings, Inc., Class A	8,635	282,105
	Virtu Financial, Inc., Class A	207,544	6,419,336
#	Virtus Investment Partners, Inc.	23,333	6,105,779
#	Voya Financial, Inc.	272,673	18,530,857
	Walker & Dunlop, Inc.	110,689	14,656,330
	Washington Federal, Inc.	175,486	6,145,520
	Washington Trust Bancorp, Inc.	45,156	2,577,504
	Waterstone Financial, Inc.	88,635	1,809,927
	Webster Financial Corp.	242,976	13,803,467
	Wells Fargo & Co.	1,742,572	93,750,374
	WesBanco, Inc.	164,070	5,822,844
	West BanCorp, Inc.	53,638	1,583,394
	Westamerica BanCorp	64,359	3,737,971
	Western Alliance Bancorp	239,629	23,768,801
	Western New England Bancorp, Inc.	80,953	735,053
	Westwood Holdings Group, Inc.	21,421	409,141
	White Mountains Insurance Group Ltd.	7,435	7,739,538
	Willis Towers Watson PLC	101,246	23,687,514
	Wintrust Financial Corp.	150,048	14,715,207
#	WisdomTree Investments, Inc.	331,125	1,857,611
#*	World Acceptance Corp.	29,908	5,652,014
	WR Berkley Corp.	219,982	18,588,479
	WSFS Financial Corp.	176,837	9,262,722
	WVS Financial Corp.	2,157	33,326
	Zions Bancorp NA	271,529	18,415,097
TOTAL FINANCIALS			4,921,354,489
HEALTH CARE — (11.3%)
*	10X Genomics, Inc., Class A	3,100	298,437
#*	2seventy bio, Inc.	15,925	297,320
	Abbott Laboratories	620,994	79,151,895
	AbbVie, Inc.	1,169,550	160,099,699
*	ABIOMED, Inc.	33,375	9,874,661
*	Acadia Healthcare Co., Inc.	265,631	13,985,472
#*	ACADIA Pharmaceuticals, Inc.	50,252	1,130,167
#*	Accuray, Inc.	79,188	289,036
#††	Achillion Pharmaceuticals, Inc.	448,234	649,939
#*	Adaptive Biotechnologies Corp.	16,344	285,039
*	Addus HomeCare Corp.	31,656	2,527,098
#*	Adverum Biotechnologies, Inc.	188,597	311,185
#*	Aeglea BioTherapeutics, Inc.	65,850	283,155
	Agilent Technologies, Inc.	116,277	16,199,712
#*	Agios Pharmaceuticals, Inc.	24,906	769,346
#*	Akebia Therapeutics, Inc.	207,619	413,162
#*	Albireo Pharma, Inc.	29,788	848,660
*	Aldeyra Therapeutics, Inc.	60,566	222,277
*	AlerisLife, Inc.	204	600
*	Align Technology, Inc.	12,790	6,330,538
*	Alkermes PLC	116,216	2,963,508
*	Allscripts Healthcare Solutions, Inc.	336,013	6,794,183
*	Alnylam Pharmaceuticals, Inc.	21,324	2,934,182
#*	Alpine Immune Sciences, Inc.	19,427	165,130
#*	Amedisys, Inc.	67,149	9,071,830
*	American Shared Hospital Services	3,958	8,628
	AmerisourceBergen Corp.	188,916	25,730,359
	Amgen, Inc.	465,289	105,685,743
#*	Amicus Therapeutics, Inc.	7,731	72,749

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	162,758	$16,493,896
*	Amphastar Pharmaceuticals, Inc.	120,491	2,782,137
*	AnaptysBio, Inc.	60,000	1,918,200
*	AngioDynamics, Inc.	120,664	2,609,962
*	ANI Pharmaceuticals, Inc.	39,922	1,613,647
*	Anika Therapeutics, Inc.	34,330	1,091,694
	Anthem, Inc.	165,540	73,001,485
#*	Applied Genetic Technologies Corp.	47,982	93,565
*	Apyx Medical Corp.	71,717	824,746
#*	Aravive, Inc.	28,295	61,117
#*	Arcus Biosciences, Inc.	4,650	143,220
*	Arena Pharmaceuticals, Inc.	104,842	9,643,367
*	Artivion, Inc.	84,102	1,497,016
#*	Assembly Biosciences, Inc.	60,512	112,552
#*	Atara Biotherapeutics, Inc.	136,874	2,102,385
*	AtriCure, Inc.	19,789	1,298,950
	Atrion Corp.	4,902	2,967,720
*	Avanos Medical, Inc.	129,097	3,906,475
*	Avantor, Inc.	477,162	17,812,457
#*	AxoGen, Inc.	70,302	612,330
#*	Axonics, Inc.	8,500	403,155
	Baxter International, Inc.	296,235	25,310,318
	Becton Dickinson & Co.	85,776	21,799,113
*	BioDelivery Sciences International, Inc.	17,342	63,472
*	Biogen, Inc.	124,621	28,164,346
#*	Biohaven Pharmaceutical Holding Co. Ltd.	2,517	334,434
*	BioMarin Pharmaceutical, Inc.	91,526	8,111,949
*	Bio-Rad Laboratories, Inc., Class A	26,353	15,804,685
	Bio-Techne Corp.	32,108	12,085,772
*	Bioventus, Inc., Class A	1,485	19,350
#*	Bluebird Bio, Inc.	47,776	376,953
*	Blueprint Medicines Corp.	8,774	676,475
*	Boston Scientific Corp.	348,414	14,946,961
	Bristol-Myers Squibb Co.	1,357,737	88,103,554
*	Brookdale Senior Living, Inc.	462,190	2,444,985
	Bruker Corp.	255,048	16,986,197
#*	Calithera Biosciences, Inc.	83,488	54,267
#*	Cara Therapeutics, Inc.	16,136	186,855
	Cardinal Health, Inc.	489,813	25,259,656
*	Cardiovascular Systems, Inc.	47,539	835,260
#*	CareDx, Inc.	18,015	753,027
#*	Castlight Health, Inc., Class B	163,791	334,134
*	Catalent, Inc.	191,872	19,941,257
*	Catalyst Biosciences, Inc.	5,351	3,104
*	Catalyst Pharmaceuticals, Inc.	81,892	471,698
*	Celldex Therapeutics, Inc.	70,854	2,197,183
*	Centene Corp.	375,289	29,182,473
	Cerner Corp.	369,523	33,700,498
*	Change Healthcare, Inc.	312,164	6,143,388
*	Charles River Laboratories International, Inc.	63,518	20,945,696
	Chemed Corp.	40,979	19,215,463
#*	ChemoCentryx, Inc.	16,807	451,940
#*	Chimerix, Inc.	189,397	1,081,457
	Cigna Corp.	249,677	57,540,561
*	Codexis, Inc.	3,161	64,801
#*	Collegium Pharmaceutical, Inc.	38,512	687,439
*	Community Health Systems, Inc.	187,097	2,374,261
*	Computer Programs & Systems, Inc.	35,295	999,554
*	Concert Pharmaceuticals, Inc.	73,255	221,963

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	CONMED Corp.	58,634	$8,066,866
#††	Contra Aduro Biotech I	19,543	35,373
»	Contra Clementia Pharm, Inc	1,000	0
††	Contra Pfenex, Inc.	44,829	33,622
	Cooper Cos., Inc.	41,817	16,655,711
*	Corcept Therapeutics, Inc.	180,148	3,381,378
*	CorVel Corp.	59,204	10,427,008
#*	Corvus Pharmaceuticals, Inc.	39,229	70,612
*	Covetrus, Inc.	108,318	1,957,306
#*	CRISPR Therapeutics AG	18,935	1,207,106
*	Cross Country Healthcare, Inc.	112,414	2,418,025
#*	Cue Biopharma, Inc.	104,535	772,514
*	Cumberland Pharmaceuticals, Inc.	37,326	125,415
#*	Cutera, Inc.	12,065	439,287
	CVS Health Corp.	829,846	88,386,897
#*	Cymabay Therapeutics, Inc.	126,914	378,204
#*	CytomX Therapeutics, Inc.	75,485	347,231
	Danaher Corp.	251,761	71,950,776
*	DaVita, Inc.	282,677	30,633,706
#*	Denali Therapeutics, Inc.	100,778	3,448,623
	DENTSPLY SIRONA, Inc.	218,160	11,654,107
*	DexCom, Inc.	14,342	6,173,944
*	Eagle Pharmaceuticals, Inc.	15,105	693,924
#*	Editas Medicine, Inc.	2,974	56,625
*	Edwards Lifesciences Corp.	102,426	11,184,919
*	Elanco Animal Health, Inc.	337,955	8,800,348
#»	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	168,920
	Eli Lilly & Co.	538,596	132,166,072
#*	Emergent BioSolutions, Inc.	78,653	3,680,960
*	Enanta Pharmaceuticals, Inc.	42,258	2,510,970
	Encompass Health Corp.	293,851	18,230,516
*	Endo International PLC	358,147	1,142,489
#*	Enochian Biosciences, Inc.	36,985	181,596
	Ensign Group, Inc.	168,474	12,707,994
*	Envista Holdings Corp.	196,246	8,485,677
#*	Enzo Biochem, Inc.	103,745	334,059
#*	Evolent Health, Inc., Class A	185,347	4,394,577
#*	Exact Sciences Corp.	63,961	4,884,062
*	Exelixis, Inc.	456,537	8,263,320
#*	Fate Therapeutics, Inc.	35,189	1,460,695
#*	FibroGen, Inc.	56,657	854,954
*	FONAR Corp.	17,120	265,874
#*	G1 Therapeutics, Inc.	146,726	1,478,998
	Gilead Sciences, Inc.	912,518	62,671,736
#*	Glaukos Corp.	5,398	287,390
#*	Global Blood Therapeutics, Inc.	66,950	1,931,508
*	Globus Medical, Inc., Class A	148,608	9,916,612
*	GlycoMimetics, Inc.	27,033	32,169
*	Great Elm Group, Inc.	61,827	114,998
#*	Guardant Health, Inc.	23,733	1,650,630
*	Haemonetics Corp.	109,830	5,310,281
*	Halozyme Therapeutics, Inc.	38,545	1,334,042
*	Hanger, Inc.	70,228	1,273,234
*	Harvard Bioscience, Inc.	104,293	606,985
	HCA Healthcare, Inc.	72,477	17,398,104
#*	Health Catalyst, Inc.	926	27,641
*	HealthEquity, Inc.	27,235	1,455,438
*	HealthStream, Inc.	75,703	1,843,368

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Henry Schein, Inc.	175,487	$13,214,171
#*	Heron Therapeutics, Inc.	36,977	322,070
#*	Heska Corp.	12,145	1,670,909
*	Hologic, Inc.	394,615	27,717,758
*	Horizon Therapeutics PLC	246,779	23,031,884
	Humana, Inc.	80,713	31,679,852
*	ICU Medical, Inc.	41,541	8,863,188
*	IDEXX Laboratories, Inc.	70,833	35,933,581
*	Illumina, Inc.	17,609	6,142,371
*	ImmuCell Corp.	6,242	50,872
*	Incyte Corp.	61,966	4,605,933
#*	InfuSystem Holdings, Inc.	40,643	613,709
*	Innoviva, Inc.	204,485	3,277,895
*	Inogen, Inc.	52,269	1,553,957
#*	Insmed, Inc.	2,434	55,203
*	Insulet Corp.	8,002	1,984,496
*	Integer Holdings Corp.	75,875	5,949,359
#*	Integra LifeSciences Holdings Corp.	157,654	10,206,520
#*	Intellia Therapeutics, Inc.	124,669	11,789,947
*	Intra-Cellular Therapies, Inc.	147,126	6,987,014
*	IntriCon Corp.	22,660	331,516
*	Intuitive Surgical, Inc.	63,150	17,945,967
#*	Invacare Corp.	81,904	184,284
#*	Ionis Pharmaceuticals, Inc.	75,712	2,407,642
#*	Iovance Biotherapeutics, Inc.	5,128	85,381
*	IQVIA Holdings, Inc.	110,810	27,137,369
*	iRadimed Corp.	2,040	81,233
*	IRIDEX Corp.	15,940	84,163
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,446,177
*	IVERIC bio, Inc.	62,378	869,549
*	Jazz Pharmaceuticals PLC	85,223	11,838,327
	Johnson & Johnson	2,037,810	351,094,285
#*	Joint Corp.	14,513	784,283
*	Jounce Therapeutics, Inc.	95,220	712,246
*	KalVista Pharmaceuticals, Inc.	34,070	429,963
#*	Karuna Therapeutics, Inc.	2,337	259,547
*	Kewaunee Scientific Corp.	6,314	92,500
#*	Kiniksa Pharmaceuticals Ltd., Class A	23,728	266,465
#*	Krystal Biotech, Inc.	4,200	247,800
#*	Kura Oncology, Inc.	78,799	1,110,278
#*	Kymera Therapeutics, Inc.	3,777	158,634
*	Laboratory Corp. of America Holdings	125,960	34,180,506
#*	Lannett Co., Inc.	78,283	119,773
#*	Lantheus Holdings, Inc.	141,578	3,597,497
#	LeMaitre Vascular, Inc.	45,634	1,930,775
*	LENSAR, Inc.	35,748	213,058
#*	LHC Group, Inc.	70,958	8,805,888
*	Ligand Pharmaceuticals, Inc.	33,228	4,141,206
#*	LivaNova PLC	114,567	8,605,127
#*	Lumos Pharma, Inc.	2,606	26,060
#*	MacroGenics, Inc.	115,420	1,425,437
#*	Madrigal Pharmaceuticals, Inc.	30,682	1,766,670
#*	Marinus Pharmaceuticals, Inc.	7,043	71,839
*	Masimo Corp.	49,872	10,965,357
	McKesson Corp.	127,517	32,736,164
*»	MedCath Corp.	26,258	0
*	MEDNAX, Inc.	181,784	4,444,619
*	Medpace Holdings, Inc.	64,490	11,444,395
	Medtronic PLC	420,257	43,492,397

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Merck & Co., Inc.	1,673,637	$136,367,943
*	Meridian Bioscience, Inc.	108,174	2,255,428
*	Merit Medical Systems, Inc.	118,231	6,555,909
#*	Merrimack Pharmaceuticals, Inc.	34,774	180,129
#*	Mersana Therapeutics, Inc.	44,631	212,890
*	Mettler-Toledo International, Inc.	25,652	37,777,187
#*	Minerva Neurosciences, Inc.	64,823	53,505
*	Mirati Therapeutics, Inc.	361	43,067
*	Moderna, Inc.	101,840	17,244,567
*	ModivCare, Inc.	44,020	5,103,239
#*	Molecular Templates, Inc.	66,461	204,700
*	Molina Healthcare, Inc.	156,113	45,347,704
#*	Morphic Holding, Inc.	174	7,383
*	Myriad Genetics, Inc.	210,588	5,536,359
#*	Natera, Inc.	7,189	507,903
	National HealthCare Corp.	36,892	2,412,737
	National Research Corp.	41,021	1,706,474
*	Natus Medical, Inc.	81,306	1,873,290
#*	Nektar Therapeutics	71,399	793,957
*	Neogen Corp.	137,226	5,004,632
#*	NeoGenomics, Inc.	126,762	2,857,215
*	Neurocrine Biosciences, Inc.	42,269	3,340,096
*	Nevro Corp.	8,408	552,406
*	NextGen Healthcare, Inc.	150,138	2,899,165
*	Novavax, Inc.	442	41,415
#*	Novocure Ltd.	16,434	1,128,194
*	NuVasive, Inc.	104,060	5,412,161
#*	Omnicell, Inc.	67,043	10,065,836
*	Opiant Pharmaceuticals, Inc.	5,178	129,398
#*	OPKO Health, Inc.	148,435	464,602
#*	OptimizeRx Corp.	1,871	84,064
*	Option Care Health, Inc.	33,186	775,557
*	OraSure Technologies, Inc.	180,640	1,598,664
#	Organon & Co.	203,829	6,504,183
*	Orthofix Medical, Inc.	46,834	1,423,754
#*	Otonomy, Inc.	84,471	169,787
	Owens & Minor, Inc.	195,119	8,212,559
*	Pacira BioSciences, Inc.	53,983	3,388,513
	Patterson Cos., Inc.	201,895	5,792,368
#*††	PDL BioPharma, Inc.	458,319	1,572,034
*	Pennant Group, Inc.	85,823	1,426,378
#*	Penumbra, Inc.	9,215	2,082,682
#	PerkinElmer, Inc.	140,161	24,131,519
	Perrigo Co. PLC	159,410	6,068,739
#*	PetIQ, Inc.	55,757	1,139,673
	Pfizer, Inc.	3,366,832	177,398,378
	Phibro Animal Health Corp., Class A	50,585	976,291
	Premier, Inc., Class A	232,042	8,868,645
*	Prestige Consumer Healthcare, Inc.	119,463	6,743,686
#*	Pro-Dex, Inc.	6,861	173,446
††	Progenic Pharmaceuticals, Inc.	132,661	50,411
#*	Protagonist Therapeutics, Inc.	78,791	2,307,788
*	Prothena Corp. PLC	147,751	5,035,354
#	Psychemedics Corp.	7,568	54,187
	Quest Diagnostics, Inc.	173,654	23,446,763
*	Quidel Corp.	70,615	7,298,766
*	R1 RCM, Inc.	196,513	4,673,079
*	RadNet, Inc.	97,644	2,514,333
*	Regeneron Pharmaceuticals, Inc.	57,889	35,230,667

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	REGENXBIO, Inc.	84,994	$2,243,842
*	Repligen Corp.	45,396	9,003,843
	ResMed, Inc.	118,984	27,199,742
#*	Rhythm Pharmaceuticals, Inc.	43,899	325,292
*	Rigel Pharmaceuticals, Inc.	191,559	490,391
#*	Rocket Pharmaceuticals, Inc.	61,848	1,029,151
#	Royalty Pharma PLC, Class A	24,444	978,004
#*	Sage Therapeutics, Inc.	11,719	461,963
*	Sangamo Therapeutics, Inc.	497,058	2,997,260
*	Sarepta Therapeutics, Inc.	33,318	2,384,569
#*	scPharmaceuticals, Inc.	9,561	41,208
*	Seagen, Inc.	48,429	6,514,185
#*	SeaSpine Holdings Corp.	65,310	782,414
	Select Medical Holdings Corp.	486,830	11,309,061
#*	Sensus Healthcare, Inc.	26,485	204,199
*	Sharps Compliance Corp.	23,834	160,880
*	Shockwave Medical, Inc.	1,007	145,985
#*	SI-BONE, Inc.	35,466	698,680
#*	SIGA Technologies, Inc.	14,990	97,585
#	Simulations Plus, Inc.	9,442	401,474
#*	Spectrum Pharmaceuticals, Inc.	59,364	41,632
#*	Spero Therapeutics, Inc.	48,483	575,493
#*	SpringWorks Therapeutics, Inc.	3,424	190,648
*	STAAR Surgical Co.	16,877	1,227,295
#»	Steadymed Ltd.	10,116	0
	STERIS PLC	111,763	25,079,617
*	Strata Skin Sciences, Inc.	15,712	22,468
	Stryker Corp.	83,305	20,663,805
*	Supernus Pharmaceuticals, Inc.	129,288	3,988,535
*	Surface Oncology, Inc.	18,978	71,168
#*	Surgalign Holdings, Inc.	194,049	133,894
#*	Surgery Partners, Inc.	113,663	4,850,000
*	Surmodics, Inc.	43,052	1,966,615
*	Syndax Pharmaceuticals, Inc.	58,949	963,227
*	Syneos Health, Inc.	210,296	19,044,406
*	Synlogic, Inc.	86,658	181,115
#*	Syros Pharmaceuticals, Inc.	44,318	87,750
*	Tactile Systems Technology, Inc.	30,971	488,413
*	Tandem Diabetes Care, Inc.	10,635	1,256,100
*	Taro Pharmaceutical Industries Ltd.	58,647	2,745,853
#*	Teladoc Health, Inc.	18,231	1,398,500
	Teleflex, Inc.	32,713	10,147,245
*	Tenet Healthcare Corp.	212,055	15,717,517
	Thermo Fisher Scientific, Inc.	217,248	126,286,262
#*	Tivity Health, Inc.	86,638	2,204,071
#*	Travere Therapeutics, Inc.	85,964	2,364,010
*	Triple-S Management Corp.	56,731	2,041,749
#*	Twist Bioscience Corp.	4,304	255,744
#	U.S. Physical Therapy, Inc.	25,867	2,503,150
*	Ultragenyx Pharmaceutical, Inc.	34,414	2,406,571
*	United Therapeutics Corp.	101,684	20,526,949
	UnitedHealth Group, Inc.	523,974	247,614,393
	Universal Health Services, Inc., Class B	140,010	18,209,701
	Utah Medical Products, Inc.	8,679	816,434
*	Vanda Pharmaceuticals, Inc.	130,996	1,985,899
#*	Varex Imaging Corp.	94,062	2,455,018
*	Veeva Systems, Inc., Class A	22,665	5,361,179
*	Verastem, Inc.	33,906	51,876
*	Vericel Corp.	35,671	1,269,174

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	127,699	$31,037,242
	Viatris, Inc.	1,114,599	16,685,547
#*	ViewRay, Inc.	55,142	239,868
#*	Viking Therapeutics, Inc.	15,900	58,989
*	Vir Biotechnology, Inc.	6,156	211,335
*	Vocera Communications, Inc.	11,567	913,909
*	Waters Corp.	45,107	14,439,653
	West Pharmaceutical Services, Inc.	70,826	27,850,200
	XBiotech, Inc.	9,859	106,181
#*	Xencor, Inc.	114,762	3,944,370
*	Y-mAbs Therapeutics, Inc.	3,142	31,074
	Zimmer Biomet Holdings, Inc.	131,131	16,131,736
	Zoetis, Inc.	347,296	69,386,268
#*	Zogenix, Inc.	65,323	1,699,051
*	Zynerba Pharmaceuticals, Inc.	7,863	20,522
TOTAL HEALTH CARE			3,846,449,655
INDUSTRIALS — (13.2%)
	3M Co.	456,981	75,867,986
#	AAON, Inc.	148,654	9,551,019
*	AAR Corp.	88,993	3,583,748
	ABM Industries, Inc.	168,603	7,029,059
#*	Acacia Research Corp.	39,294	176,823
	ACCO Brands Corp.	296,584	2,414,194
	Acme United Corp.	7,309	241,197
	Acuity Brands, Inc.	77,941	14,928,040
#	ADT, Inc.	113,057	858,103
#	Advanced Drainage Systems, Inc.	120,583	13,636,731
	AECOM	285,487	19,735,716
#	Aerojet Rocketdyne Holdings, Inc.	209,080	8,068,397
*	AeroVironment, Inc.	50,092	2,851,237
	AGCO Corp.	199,026	23,325,847
	Air Lease Corp.	323,318	12,871,290
*	Air T, Inc.	6,373	144,667
*	Air Transport Services Group, Inc.	161,970	4,348,894
	Alamo Group, Inc.	29,471	4,150,990
*	Alaska Air Group, Inc.	237,302	12,989,911
	Albany International Corp., Class A	84,031	7,034,235
*	Allegiant Travel Co.	43,367	7,747,948
	Allegion PLC	160,684	19,720,747
	Allied Motion Technologies, Inc.	57,514	2,061,877
	Allison Transmission Holdings, Inc.	292,373	11,107,250
#*	Alpha Pro Tech Ltd.	28,782	134,124
	Altra Industrial Motion Corp.	125,156	6,042,532
	AMERCO	36,617	22,297,922
*	Ameresco, Inc., Class A	74,961	3,793,776
#*	American Airlines Group, Inc.	242,596	3,995,556
#*	American Superconductor Corp.	51,248	420,234
*	American Woodmark Corp.	47,253	2,831,872
	AMETEK, Inc.	257,788	35,257,665
	AO Smith Corp.	303,142	23,166,112
*	API Group Corp.	22,597	503,913
	Apogee Enterprises, Inc.	63,554	2,837,686
	Applied Industrial Technologies, Inc.	103,509	10,141,812
	ArcBest Corp.	42,847	3,789,389
	Arcosa, Inc.	128,638	6,002,249
	Argan, Inc.	56,289	2,091,136
*	Armstrong Flooring, Inc.	71,087	137,909
	Armstrong World Industries, Inc.	109,506	10,843,284

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	ASGN, Inc.	167,845	$19,280,355
	Astec Industries, Inc.	62,478	3,954,233
*	Astronics Corp.	37,753	454,169
*	Astronics Corp., Class B	38,887	458,478
*	Atkore, Inc.	163,382	17,609,312
*	Atlas Air Worldwide Holdings, Inc.	70,720	5,680,938
*	Avalon Holdings Corp., Class A	6,800	22,576
*	Avis Budget Group, Inc.	155,454	27,387,886
*	Axon Enterprise, Inc.	54,191	7,582,947
*	AZEK Co., Inc.	14,284	471,801
	AZZ, Inc.	62,419	2,969,896
	Barnes Group, Inc.	138,748	6,267,247
	Barrett Business Services, Inc.	19,697	1,260,608
*	Beacon Roofing Supply, Inc.	200,218	10,985,962
	BGSF, Inc.	25,832	351,574
*	Boeing Co.	124,648	24,959,516
	Boise Cascade Co.	108,436	7,614,376
#	Booz Allen Hamilton Holding Corp., Class A	263,412	20,211,603
	Brady Corp., Class A	108,218	5,618,679
	Brink's Co.	108,700	7,585,086
#*	Broadwind, Inc.	18,954	33,549
*	Builders FirstSource, Inc.	455,474	30,967,677
	BWX Technologies, Inc.	193,548	8,614,821
*	CACI International, Inc., Class A	60,078	14,866,902
	Canadian Pacific Railway Ltd.	368,901	26,339,531
	Carlisle Cos., Inc.	103,718	23,174,750
	Carrier Global Corp.	888,311	42,354,668
*	Casella Waste Systems, Inc., Class A	110,876	8,424,358
	Caterpillar, Inc.	434,771	87,632,443
*	CBIZ, Inc.	155,483	6,006,308
*	CECO Environmental Corp.	96,273	607,483
#	CH Robinson Worldwide, Inc.	196,178	20,530,028
#*	Chart Industries, Inc.	104,843	12,777,216
	Chicago Rivet & Machine Co.	653	17,141
*	Cimpress PLC	48,517	3,261,313
	Cintas Corp.	106,273	41,609,068
*	CIRCOR International, Inc.	45,248	1,256,537
*	Civeo Corp.	14,372	310,004
#*	Clarivate PLC	89,005	1,465,022
*	Clean Harbors, Inc.	155,555	14,396,615
*	Colfax Corp.	274,471	11,286,248
	Columbus McKinnon Corp.	67,055	2,902,140
	Comfort Systems USA, Inc.	119,929	10,767,226
*	Commercial Vehicle Group, Inc.	85,531	662,010
	CompX International, Inc.	9,138	206,245
*	Construction Partners, Inc., Class A	86,689	2,274,719
#*	Copa Holdings SA, Class A	65,685	5,489,952
*	Copart, Inc.	252,027	32,574,490
*	Cornerstone Building Brands, Inc.	194,996	2,876,191
	Costamare, Inc.	285,271	3,748,461
*	CoStar Group, Inc.	185,770	13,033,623
*	Covenant Logistics Group, Inc.	44,317	962,565
*	CPI Aerostructures, Inc.	27,297	62,237
	CRA International, Inc.	23,082	1,963,355
	Crane Co.	121,368	12,562,802
	CSW Industrials, Inc.	50,720	5,629,920
	CSX Corp.	2,147,111	73,474,138
	Cummins, Inc.	208,830	46,126,370
	Curtiss-Wright Corp.	117,524	15,606,012

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	214,381	$80,693,008
*	Delta Air Lines, Inc.	201,356	7,991,820
	Deluxe Corp.	100,862	3,035,946
#*	Desktop Metal, Inc., Class A	31,470	128,712
#*	DLH Holdings Corp.	24,977	468,569
	Donaldson Co., Inc.	254,309	14,154,839
	Douglas Dynamics, Inc.	95,780	3,498,843
	Dover Corp.	200,203	34,016,492
*	Ducommun, Inc.	30,827	1,348,681
*	DXP Enterprises, Inc.	47,518	1,356,639
*	Dycom Industries, Inc.	89,317	7,528,530
	Eagle Bulk Shipping, Inc.	25,621	1,148,333
	Eastern Co.	16,904	403,498
	Eaton Corp. PLC	255,540	40,485,202
	EMCOR Group, Inc.	155,584	18,547,169
	Emerson Electric Co.	428,662	39,415,471
	Encore Wire Corp.	64,050	7,217,794
#*	Energy Recovery, Inc.	6,828	133,692
	Enerpac Tool Group Corp.	125,852	2,246,458
	EnerSys	104,077	7,798,490
	Eneti, Inc.	22,074	150,986
	Ennis, Inc.	72,001	1,362,979
	EnPro Industries, Inc.	52,274	5,489,815
	Equifax, Inc.	64,068	15,360,944
	ESCO Technologies, Inc.	65,644	5,237,078
	Espey Manufacturing & Electronics Corp.	4,614	60,213
#*	EVI Industries, Inc.	100	2,211
*	Evoqua Water Technologies Corp.	132,517	5,366,938
	Expeditors International of Washington, Inc.	209,244	23,954,253
	Exponent, Inc.	101,735	9,662,790
	Fastenal Co.	624,309	35,385,834
	Federal Signal Corp.	166,270	6,487,855
	FedEx Corp.	225,285	55,388,570
	Flowserve Corp.	195,158	6,366,054
#*	Fluor Corp.	97,973	2,061,352
*	Forrester Research, Inc.	39,296	2,162,066
	Fortive Corp.	253,056	17,850,570
	Fortune Brands Home & Security, Inc.	287,782	27,100,431
	Forward Air Corp.	71,609	7,612,037
*	Franklin Covey Co.	37,547	1,757,575
	Franklin Electric Co., Inc.	118,930	10,323,124
#*	FTI Consulting, Inc.	92,760	13,525,336
#*	FuelCell Energy, Inc.	133,684	566,820
*	Gates Industrial Corp. PLC	10,504	162,497
	GATX Corp.	100,773	10,525,740
	Genco Shipping & Trading Ltd.	100,655	1,566,192
*	Gencor Industries, Inc.	30,874	345,171
*	Generac Holdings, Inc.	61,984	17,503,042
	General Dynamics Corp.	145,473	30,854,823
	General Electric Co.	318,522	30,093,959
*	Gibraltar Industries, Inc.	82,181	4,503,519
	Global Industrial Co.	84,890	2,967,754
*	GMS, Inc.	102,650	5,253,627
	Gorman-Rupp Co.	81,089	3,252,480
	Graco, Inc.	282,239	20,479,262
	GrafTech International Ltd.	276,547	2,898,213
	Graham Corp.	25,375	313,128
#	Granite Construction, Inc.	114,944	4,135,685
*	Great Lakes Dredge & Dock Corp.	230,767	3,159,200

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Greenbrier Cos., Inc.	78,641	$3,173,951
	Griffon Corp.	143,646	3,216,234
*	GXO Logistics, Inc.	244,132	19,825,960
	H&E Equipment Services, Inc.	131,617	5,479,216
*	Harsco Corp.	207,511	3,257,923
#*	Hawaiian Holdings, Inc.	127,984	2,188,526
	Healthcare Services Group, Inc.	114,005	2,073,751
	Heartland Express, Inc.	204,169	3,054,368
#	HEICO Corp.	42,695	5,823,171
	HEICO Corp., Class A	70,088	7,688,654
	Heidrick & Struggles International, Inc.	62,618	2,740,790
	Helios Technologies, Inc.	87,494	6,704,665
	Herc Holdings, Inc.	96,806	15,532,523
*	Heritage-Crystal Clean, Inc.	59,582	1,704,641
*	Hexcel Corp.	217,628	11,353,653
*	Hill International, Inc.	127,716	259,263
	Hillenbrand, Inc.	189,771	8,820,556
	HNI Corp.	110,064	4,616,084
	Honeywell International, Inc.	346,456	70,843,323
	Howmet Aerospace, Inc.	435,312	13,533,850
*	Hub Group, Inc., Class A	85,433	6,468,987
	Hubbell, Inc.	127,351	23,851,569
*	Hudson Global, Inc.	21,842	652,639
	Huntington Ingalls Industries, Inc.	84,916	15,896,275
	Hurco Cos., Inc.	17,410	560,776
*	Huron Consulting Group, Inc.	85,109	3,755,009
#*	Huttig Building Products, Inc.	3,665	33,425
	Hyster-Yale Materials Handling, Inc.	38,194	1,714,529
*	IAA, Inc.	212,048	9,739,365
	ICF International, Inc.	46,467	4,386,020
	IDEX Corp.	68,726	14,806,329
*	IES Holdings, Inc.	34,151	1,683,644
	IHS Markit Ltd.	36,274	4,236,440
	Illinois Tool Works, Inc.	211,517	49,478,057
	Ingersoll Rand, Inc.	440,780	24,776,244
*	Innovative Solutions & Support, Inc.	32,517	221,441
	Insperity, Inc.	93,167	10,018,248
	Insteel Industries, Inc.	64,737	2,449,001
	Interface, Inc.	148,144	1,964,389
	ITT, Inc.	217,591	20,000,965
	Jacobs Engineering Group, Inc.	125,906	16,390,443
	JB Hunt Transport Services, Inc.	162,249	31,239,422
*	JELD-WEN Holding, Inc.	263,509	6,218,812
*	JetBlue Airways Corp.	774,137	11,325,624
	John Bean Technologies Corp.	76,875	10,378,125
	Johnson Controls International PLC	257,148	18,686,945
	Kadant, Inc.	31,929	6,672,522
	Kaman Corp.	66,437	2,655,487
*	KAR Auction Services, Inc.	365,829	5,202,088
	KBR, Inc.	394,366	17,115,484
	Kelly Services, Inc., Class A	90,436	1,544,647
	Kennametal, Inc.	207,651	7,178,495
	Kforce, Inc.	89,580	6,151,459
	Kimball International, Inc., Class B	110,299	1,083,136
*	Kirby Corp.	145,361	9,474,630
	Knight-Swift Transportation Holdings, Inc.	359,120	20,319,010
	Korn Ferry	156,783	10,407,256
*	Kratos Defense & Security Solutions, Inc.	252,119	4,225,514
	L3Harris Technologies, Inc.	93,150	19,495,363

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Landstar System, Inc.	89,478	$14,316,480
*	Lawson Products, Inc.	22,223	1,081,371
*	LB Foster Co., Class A	26,480	400,378
	Leidos Holdings, Inc.	217,565	19,461,189
	Lennox International, Inc.	42,358	12,013,576
*	Limbach Holdings, Inc.	29,902	252,672
	Lincoln Electric Holdings, Inc.	140,662	17,982,230
	Lindsay Corp.	25,421	3,209,401
	Lockheed Martin Corp.	161,715	62,928,158
*	LS Starrett Co., Class A	125,165	1,133,995
	LSI Industries, Inc.	75,131	558,975
#*	Lyft, Inc., Class A	52,720	2,030,774
*	Manitex International, Inc.	52,595	373,950
*	Manitowoc Co., Inc.	87,712	1,600,744
	ManpowerGroup, Inc.	126,144	13,228,721
	ManTech International Corp., Class A	79,055	5,710,933
	Marten Transport Ltd.	242,734	4,051,230
	Masco Corp.	173,150	10,965,589
*	Masonite International Corp.	82,868	8,223,820
#*	MasTec, Inc.	237,820	20,483,437
*	Mastech Digital, Inc.	18,872	334,034
*	Matrix Service Co.	71,146	516,520
	Matson, Inc.	134,791	13,163,689
	Matthews International Corp., Class A	80,617	2,831,269
	Maxar Technologies, Inc.	20,374	529,928
	McGrath RentCorp	83,386	6,354,847
*	Mercury Systems, Inc.	106,468	6,060,159
*	Meritor, Inc.	187,099	4,312,632
*	Mesa Air Group, Inc.	64,956	324,780
#*	Middleby Corp.	118,953	22,030,096
	Miller Industries, Inc.	16,917	532,378
	MillerKnoll, Inc.	153,332	5,921,682
*	Mistras Group, Inc.	73,836	496,178
	Moog, Inc., Class A	86,896	6,624,951
*	MRC Global, Inc.	205,820	1,525,126
	MSA Safety, Inc.	73,077	10,040,780
	MSC Industrial Direct Co., Inc., Class A	126,728	10,346,074
	Mueller Industries, Inc.	171,196	8,843,985
	Mueller Water Products, Inc., Class A	385,013	4,947,417
*	MYR Group, Inc.	54,599	5,133,944
	National Presto Industries, Inc.	19,402	1,595,814
	Nielsen Holdings PLC	546,739	10,311,498
	NL Industries, Inc.	280,077	1,820,500
*	NN, Inc.	108,311	412,665
	Nordson Corp.	86,320	20,072,853
	Norfolk Southern Corp.	181,987	49,498,644
	Northrop Grumman Corp.	108,862	40,268,054
#*	Northwest Pipe Co.	17,456	495,227
*	NOW, Inc.	287,017	2,551,581
*	NV5 Global, Inc.	31,191	3,262,267
	nVent Electric PLC	200,418	6,932,459
	Old Dominion Freight Line, Inc.	219,990	66,421,581
#	Omega Flex, Inc.	9,747	1,383,684
#*	Orion Energy Systems, Inc.	20,054	64,574
*	Orion Group Holdings, Inc.	108,141	346,051
	Oshkosh Corp.	169,946	19,341,554
	Otis Worldwide Corp.	276,063	23,584,062
	Owens Corning	225,681	20,017,905
#*	P&F Industries, Inc., Class A	2,869	17,558

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	PACCAR, Inc.	406,121	$37,765,192
*	PAM Transportation Services, Inc.	33,716	2,354,388
#	Pangaea Logistics Solutions Ltd.	74,703	298,812
	Park Aerospace Corp.	55,747	754,257
	Parker-Hannifin Corp.	140,456	43,542,765
	Park-Ohio Holdings Corp.	34,701	702,348
#*	Parsons Corp.	5,434	165,465
	Patriot Transportation Holding, Inc.	7,392	60,540
	Pentair PLC	372,610	23,735,257
*	Perma-Fix Environmental Services, Inc.	20,738	122,147
*	Perma-Pipe International Holdings, Inc.	16,930	149,831
*	PGT Innovations, Inc.	175,403	3,330,903
	Pitney Bowes, Inc.	290,270	1,788,063
#*	Plug Power, Inc.	74,214	1,623,060
#	Powell Industries, Inc.	43,765	1,306,823
	Preformed Line Products Co.	15,008	910,085
	Primoris Services Corp.	156,390	4,022,351
*	Proto Labs, Inc.	45,078	2,262,014
*	Quad/Graphics, Inc.	101,801	451,996
	Quanex Building Products Corp.	89,451	1,949,137
	Quanta Services, Inc.	315,652	32,423,773
*	Quest Resource Holding Corp.	14,300	87,945
*	Radiant Logistics, Inc.	131,550	816,925
	Raytheon Technologies Corp.	701,753	63,291,103
#*	RBC Bearings, Inc.	57,016	10,289,678
#*	Red Violet, Inc.	3,910	104,749
	Regal Rexnord Corp.	190,322	30,162,231
	Republic Services, Inc.	328,777	41,971,672
*	Resideo Technologies, Inc.	159,600	3,954,888
	Resources Connection, Inc.	82,921	1,445,313
	REV Group, Inc.	162,424	2,181,354
	Robert Half International, Inc.	240,774	27,270,063
	Rockwell Automation, Inc.	126,860	36,690,449
	Rollins, Inc.	360,518	11,121,980
	Roper Technologies, Inc.	45,884	20,058,649
	Rush Enterprises, Inc., Class A	150,127	7,929,708
	Rush Enterprises, Inc., Class B	21,273	1,079,392
	Ryder System, Inc.	146,730	10,739,169
*	Saia, Inc.	88,327	25,109,600
	Schneider National, Inc., Class B	36,225	927,360
	Science Applications International Corp.	126,544	10,380,404
*	Sensata Technologies Holding PLC	285,619	16,383,106
*	Servotronics, Inc.	1,473	19,444
	Shyft Group, Inc.	98,230	4,119,766
*	SIFCO Industries, Inc.	7,118	43,413
	Simpson Manufacturing Co., Inc.	93,249	10,517,555
#*	SiteOne Landscape Supply, Inc.	69,119	12,449,714
*	SkyWest, Inc.	123,340	4,705,421
	Snap-on, Inc.	79,661	16,589,403
*	Southwest Airlines Co.	540,293	24,183,515
*	SP Plus Corp.	62,668	1,765,984
	Spirit AeroSystems Holdings, Inc., Class A	195,174	8,554,476
#*	Spirit Airlines, Inc.	200,426	4,303,146
*	SPX Corp.	120,388	6,281,846
	SPX FLOW, Inc.	119,980	10,342,276
	Standex International Corp.	33,399	3,318,191
	Stanley Black & Decker, Inc.	145,594	25,427,992
	Steelcase, Inc., Class A	218,385	2,694,871
*	Stericycle, Inc.	118,761	6,976,021

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Construction Co., Inc.	78,696	$1,999,665
#*	Sunrun, Inc.	350,039	9,076,511
*	Taylor Devices, Inc.	4,452	47,191
*	Team, Inc.	46,877	33,419
#	Tecnoglass, Inc.	42,859	882,895
	Tennant Co.	48,256	3,723,916
	Terex Corp.	193,637	8,078,536
	Tetra Tech, Inc.	103,145	14,356,753
	Textainer Group Holdings Ltd.	126,833	4,664,918
	Textron, Inc.	311,774	21,219,338
*	Thermon Group Holdings, Inc.	85,660	1,469,069
	Timken Co.	202,283	13,512,504
*	Titan International, Inc.	254,984	2,486,094
*	Titan Machinery, Inc.	56,512	1,740,570
	Toro Co.	194,335	18,768,874
#*	TPI Composites, Inc.	74,686	901,460
	Trane Technologies PLC	129,482	22,413,334
#*	Transcat, Inc.	23,287	2,210,169
*	TransDigm Group, Inc.	32,030	19,736,566
	TransUnion	197,097	20,324,643
#*	Trex Co., Inc.	225,690	20,643,864
*	TriNet Group, Inc.	173,616	14,792,083
#	Trinity Industries, Inc.	287,379	8,256,399
	Triton International Ltd.	180,495	10,905,508
*	TrueBlue, Inc.	136,108	3,620,473
*	Tutor Perini Corp.	184,158	2,191,480
*	Twin Disc, Inc.	34,347	395,334
#*	U.S. Ecology, Inc.	72,529	2,072,879
*	U.S. Xpress Enterprises, Inc., Class A	38,971	175,759
*	Uber Technologies, Inc.	5,144	192,386
	UFP Industries, Inc.	200,248	15,991,805
*	Ultralife Corp.	41,830	223,791
	UniFirst Corp.	35,315	6,713,028
	Union Pacific Corp.	574,109	140,398,356
*	United Airlines Holdings, Inc.	278,182	11,928,444
	United Parcel Service, Inc., Class B	446,131	90,212,150
*	United Rentals, Inc.	150,931	48,316,032
*	Univar Solutions, Inc.	204,231	5,412,121
	Universal Logistics Holdings, Inc.	72,087	1,227,642
#*	Upwork, Inc.	8,608	234,138
*	USA Truck, Inc.	20,287	382,816
	Valmont Industries, Inc.	54,352	11,806,885
*	Vectrus, Inc.	30,979	1,425,344
	Verisk Analytics, Inc.	127,878	25,080,712
*	Veritiv Corp.	73,121	6,806,103
*	Viad Corp.	52,313	1,970,631
*	Vicor Corp.	37,966	3,581,333
*	Vidler Water Resouces, Inc.	40,315	474,508
*	Virco Mfg. Corp.	31,667	95,001
#*	VirTra, Inc.	3,600	22,212
#*	Volt Information Sciences, Inc.	230,775	718,333
	VSE Corp.	32,029	1,652,056
#	Wabash National Corp.	192,420	3,775,280
	Waste Management, Inc.	331,754	49,909,072
	Watsco, Inc.	55,494	15,680,385
»	Watsco, Inc., Class B	4,958	1,384,769
#	Watts Water Technologies, Inc., Class A	66,495	10,187,699
*	Welbilt, Inc.	333,917	7,930,529
	Werner Enterprises, Inc.	193,671	8,635,790

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	WESCO International, Inc.	150,795	$18,380,403
	Westinghouse Air Brake Technologies Corp.	190,221	16,910,647
*	Willdan Group, Inc.	26,504	833,816
*	Willis Lease Finance Corp.	8,926	319,283
*	WillScot Mobile Mini Holdings Corp.	602,914	22,331,935
	Woodward, Inc.	135,694	14,962,977
	WW Grainger, Inc.	61,672	30,534,424
*	XPO Logistics, Inc.	244,132	16,154,214
	Xylem, Inc.	141,223	14,831,239
*	Yellow Corp.	21,138	220,681
	Zurn Water Solutions Corp.	346,718	10,588,768
TOTAL INDUSTRIALS			4,465,954,226
INFORMATION TECHNOLOGY — (23.7%)
#*	3D Systems Corp.	291,276	5,213,840
	A10 Networks, Inc.	6,894	102,031
	Accenture PLC, Class A	449,831	159,051,245
*	ACI Worldwide, Inc.	241,525	8,301,214
#*	ACM Research, Inc., Class A	8,741	696,221
#*	ADDvantage Technologies Group, Inc.	7,817	9,693
*	Adobe, Inc.	226,818	121,188,857
	ADTRAN, Inc.	205,332	3,944,428
	Advanced Energy Industries, Inc.	101,003	8,704,439
*	Advanced Micro Devices, Inc.	266,947	30,498,695
#*	Aehr Test Systems	13,278	169,295
*	Agilysys, Inc.	60,910	2,318,235
*	Airgain, Inc.	21,069	201,209
*	Akamai Technologies, Inc.	159,798	18,304,861
*	Alarm.com Holdings, Inc.	54,518	4,065,407
*	Alithya Group, Inc., Class A	39,261	96,189
	Alliance Data Systems Corp.	91,973	6,349,816
*	Alpha & Omega Semiconductor Ltd.	73,230	3,297,547
#*	Altair Engineering, Inc., Class A	24,387	1,534,430
#*	Alteryx, Inc., Class A	11,251	642,095
*	Ambarella, Inc.	67,066	9,399,300
	Amdocs Ltd.	152,769	11,593,639
	American Software, Inc., Class A	72,741	1,672,316
	Amkor Technology, Inc.	775,818	17,083,512
	Amphenol Corp., Class A	394,431	31,392,763
*	Amtech Systems, Inc.	33,942	304,799
	Analog Devices, Inc.	324,686	53,238,763
*	ANSYS, Inc.	58,464	19,878,345
#*	Appfolio, Inc., Class A	15,492	1,785,608
	Apple, Inc.	10,126,205	1,769,858,110
	Applied Materials, Inc.	725,711	100,278,746
*	Applied Optoelectronics, Inc.	42,626	174,767
*	Arista Networks, Inc.	277,732	34,524,865
*	Arlo Technologies, Inc.	170,309	1,479,985
*	Arrow Electronics, Inc.	177,901	22,059,724
*	Asana, Inc., Class A	22,095	1,159,546
*	Aspen Technology, Inc.	122,340	18,370,574
*	AstroNova, Inc.	16,656	228,853
*	Asure Software, Inc.	20,330	147,393
*	Atlassian Corp. PLC, Class A	15,287	4,958,186
*	Autodesk, Inc.	94,216	23,534,215
	Automatic Data Processing, Inc.	302,104	62,284,782
#	Autoscope Technologies Corp.	1,872	12,851
#*	Avalara, Inc.	23,946	2,624,961
#*	Avaya Holdings Corp.	318,467	5,802,469

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aviat Networks, Inc.	55,622	$1,614,150
*	Avid Technology, Inc.	85,924	2,694,577
	Avnet, Inc.	238,383	9,621,138
*	Aware, Inc.	51,506	148,852
*	Axcelis Technologies, Inc.	76,750	4,805,318
*	AXT, Inc.	144,700	1,083,803
	Azenta, Inc.	125,273	10,565,525
	Badger Meter, Inc.	96,125	9,724,966
	Bel Fuse, Inc., Class A	4,354	68,706
	Bel Fuse, Inc., Class B	25,954	322,349
	Belden, Inc.	107,318	6,004,442
	Benchmark Electronics, Inc.	89,392	2,157,923
	BK Technologies Corp.	24,446	57,204
*	Black Knight, Inc.	139,839	10,431,989
*	Blackbaud, Inc.	86,651	5,904,399
#*	Blackline, Inc.	10,732	985,949
*	Block, Inc., Class A	26,947	3,295,349
#*	BM Technologies, Inc.	14,728	139,032
*	Bottomline Technologies De, Inc.	50,406	2,842,394
*	Box, Inc., Class A	50,086	1,308,747
*	Brightcove, Inc.	18,100	170,683
	Broadcom, Inc.	284,762	166,836,361
	Broadridge Financial Solutions, Inc.	148,071	23,575,865
#*	BSQUARE Corp.	3,749	5,961
*	Cadence Design Systems, Inc.	127,706	19,429,191
*	CalAmp Corp.	73,138	434,440
#*	Calix, Inc.	167,509	8,422,353
#*	Cambium Networks Corp.	14,819	358,323
	Cass Information Systems, Inc.	34,491	1,403,094
	CDK Global, Inc.	162,934	7,001,274
	CDW Corp.	190,175	35,952,584
#*	Cerence, Inc.	76,264	4,842,001
*	Ceridian HCM Holding, Inc.	53,959	4,091,171
*	CEVA, Inc.	48,328	1,820,516
#*	ChannelAdvisor Corp.	60,234	1,273,347
*	Ciena Corp.	293,050	19,432,145
*	Cirrus Logic, Inc.	146,292	13,084,356
	Cisco Systems, Inc.	2,336,010	130,045,677
	Citrix Systems, Inc.	111,706	11,387,310
#*	Clearfield, Inc.	29,727	1,916,500
*	ClearOne, Inc.	25,372	25,372
*	Cloudflare, Inc., Class A	6,205	598,162
	CMC Materials, Inc.	45,432	8,217,740
*	Coda Octopus Group, Inc.	22,446	150,837
	Cognex Corp.	86,749	5,765,339
	Cognizant Technology Solutions Corp., Class A	469,067	40,067,703
*	Cognyte Software Ltd.	144,448	1,567,261
*	Coherent, Inc.	51,548	13,324,127
*	Cohu, Inc.	130,441	4,301,944
*	CommScope Holding Co., Inc.	318,454	2,990,283
	Communications Systems, Inc.	21,210	43,481
*	CommVault Systems, Inc.	38,157	2,574,071
*	Computer Task Group, Inc.	47,645	424,517
	Comtech Telecommunications Corp.	105,876	2,152,459
	Concentrix Corp.	158,296	31,815,913
*	Conduent, Inc.	509,635	2,410,574
*	Consensus Cloud Solutions, Inc.	45,092	2,556,716
*	CoreCard Corp.	729	27,046
	Corning, Inc.	743,399	31,252,494

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Coupa Software, Inc.	8,760	$1,176,205
*	Crowdstrike Holdings, Inc., Class A	12,102	2,186,105
	CSG Systems International, Inc.	94,123	5,343,363
*	CSP, Inc.	5,597	45,895
	CTS Corp.	77,908	2,613,813
*	CyberOptics Corp.	16,840	632,510
*	Daktronics, Inc.	107,609	527,284
*	Data I/O Corp.	16,306	81,530
*	Datadog, Inc., Class A	14,735	2,152,931
*	Dell Technologies, Inc., Class C	136,354	7,746,271
*	Digi International, Inc.	76,996	1,720,091
*	Diodes, Inc.	130,146	12,076,247
*	DocuSign, Inc.	13,840	1,740,657
	Dolby Laboratories, Inc., Class A	117,937	10,360,765
*	Dropbox, Inc., Class A	368,100	9,110,475
*	DXC Technology Co.	406,733	12,234,529
*	Dynatrace, Inc.	6,562	359,991
#*	DZS, Inc.	55,452	811,817
#	Ebix, Inc.	77,624	2,358,993
*	eGain Corp.	32,408	334,775
*	Elastic NV	3,521	328,333
*	EMCORE Corp.	72,739	422,614
*	Enphase Energy, Inc.	66,551	9,348,419
	Entegris, Inc.	158,298	18,970,432
*	Envestnet, Inc.	46,814	3,461,427
*	EPAM Systems, Inc.	35,260	16,788,696
*	ePlus, Inc.	71,642	3,293,383
*	Euronet Worldwide, Inc.	86,083	11,525,653
#	EVERTEC, Inc.	158,139	6,901,186
#*	Evo Payments, Inc., Class A	54,495	1,314,419
*	ExlService Holdings, Inc.	79,882	9,627,379
*	Extreme Networks, Inc.	8,082	102,561
*	F5, Inc.	72,060	14,961,097
*	Fabrinet	88,036	9,962,154
*	Fair Isaac Corp.	42,397	20,986,091
*	FARO Technologies, Inc.	52,701	2,862,191
	Fidelity National Information Services, Inc.	309,220	37,081,662
*	First Solar, Inc.	217,114	17,017,395
*	Fiserv, Inc.	218,222	23,066,065
*	Five9, Inc.	14,903	1,873,307
*	FleetCor Technologies, Inc.	110,910	26,425,417
*	Flex Ltd.	1,135,420	18,371,096
*	FormFactor, Inc.	186,394	7,966,480
*	Fortinet, Inc.	131,482	39,081,710
*	Frequency Electronics, Inc.	21,539	195,790
*	Gartner, Inc.	116,744	34,309,894
*	Genasys, Inc.	60,454	233,957
	Genpact Ltd.	465,517	23,159,471
	Global Payments, Inc.	155,375	23,287,605
*	Globant SA	42,528	10,852,295
*	GoDaddy, Inc., Class A	94,001	7,116,816
*	Grid Dynamics Holdings, Inc.	2,762	73,607
#*	GSI Technology, Inc.	60,553	267,644
#*	Guidewire Software, Inc.	66,357	6,691,440
	Hackett Group, Inc.	94,620	1,811,027
#*	Harmonic, Inc.	259,780	2,795,233
	Hewlett Packard Enterprise Co.	1,521,640	24,848,381
	HP, Inc.	572,149	21,015,033
#*	HubSpot, Inc.	5,453	2,665,426

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ichor Holdings Ltd.	67,700	$2,871,834
*	Identiv, Inc.	30,918	597,336
#*	II-VI, Inc.	64,798	4,108,193
#*	Immersion Corp.	62,202	321,584
#*	Infinera Corp.	415,642	3,499,706
	Information Services Group, Inc.	115,883	748,604
*	Innodata, Inc.	37,353	211,792
#*	Insight Enterprises, Inc.	86,519	8,145,764
	Intel Corp.	3,268,769	159,581,303
#*	Intellicheck, Inc.	15,600	63,648
	InterDigital, Inc.	62,459	4,311,545
	International Business Machines Corp.	704,432	94,090,982
*	inTEST Corp.	24,960	265,824
*	Intevac, Inc.	59,949	338,112
	Intuit, Inc.	86,658	48,115,121
*	IPG Photonics Corp.	85,508	13,208,421
#*	Issuer Direct Corp.	7,605	238,949
*	Iteris, Inc.	87,120	346,738
*	Itron, Inc.	95,431	5,916,722
	Jabil, Inc.	545,108	33,518,691
	Jack Henry & Associates, Inc.	97,300	16,327,913
	Juniper Networks, Inc.	398,555	13,877,685
*	Key Tronic Corp.	22,454	137,418
*	Keysight Technologies, Inc.	278,182	46,962,685
*	Kimball Electronics, Inc.	43,092	852,791
	KLA Corp.	187,739	73,081,161
*	Knowles Corp.	222,421	4,717,549
	Kulicke & Soffa Industries, Inc.	186,880	10,220,467
*	KVH Industries, Inc.	53,670	483,030
*	Kyndryl Holdings, Inc.	140,886	2,378,156
	Lam Research Corp.	144,358	85,159,671
*	Lantronix, Inc.	35,760	258,545
*	Lattice Semiconductor Corp.	190,955	10,544,535
#*	LGL Group, Inc.	6,640	69,055
#*	Limelight Networks, Inc.	294,353	1,256,887
	Littelfuse, Inc.	58,078	15,679,318
*	LiveRamp Holdings, Inc.	135,613	6,055,120
#*	Lumentum Holdings, Inc.	94,336	9,573,217
#*	Luna Innovations, Inc.	65,955	480,812
*	MACOM Technology Solutions Holdings, Inc.	102,186	6,254,805
#*	Magnachip Semiconductor Corp.	69,402	1,234,662
#*	Mandiant, Inc.	140,653	2,122,454
*	Manhattan Associates, Inc.	149,158	19,967,781
	Marvell Technology, Inc.	752,926	53,758,916
	Mastercard, Inc., Class A	587,552	227,018,342
	Maximus, Inc.	185,964	14,378,736
*	MaxLinear, Inc.	137,512	8,253,470
	Methode Electronics, Inc.	92,194	4,059,302
	Microchip Technology, Inc.	250,856	19,436,323
	Micron Technology, Inc.	750,261	61,723,972
	Microsoft Corp.	4,567,509	1,420,403,949
*	Mimecast Ltd.	44,810	3,571,805
#*	Mitek Systems, Inc.	69,635	1,139,925
	MKS Instruments, Inc.	126,904	19,711,998
*	Momentive Global, Inc.	9,518	163,043
#*	MoneyGram International, Inc.	114,828	1,007,042
#*	MongoDB, Inc.	7,294	2,954,872
	Monolithic Power Systems, Inc.	26,218	10,564,019
	Motorola Solutions, Inc.	61,213	14,197,743

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	N-Able, Inc.	1,650	$18,414
#*	Napco Security Technologies, Inc.	60,330	1,254,261
	National Instruments Corp.	212,091	8,742,391
*	NCR Corp.	315,734	12,016,836
*	NeoPhotonics Corp.	115,194	1,769,380
	NetApp, Inc.	285,126	24,666,250
*	NETGEAR, Inc.	73,688	2,038,947
*	NetScout Systems, Inc.	176,271	5,561,350
*	NetSol Technologies, Inc.	27,104	104,892
	Network-1 Technologies, Inc.	57,475	151,154
*	New Relic, Inc.	35,698	3,753,288
#	NortonLifeLock, Inc.	447,226	11,632,348
*	Novanta, Inc.	69,174	9,552,929
*	Nuance Communications, Inc.	164,554	9,091,609
#	NVE Corp.	7,415	458,766
	NVIDIA Corp.	542,376	132,806,187
	NXP Semiconductors NV	43,767	8,991,492
*	Okta, Inc.	14,634	2,895,922
*	ON Semiconductor Corp.	530,186	31,280,974
#*	One Stop Systems, Inc.	9,500	42,085
*	OneSpan, Inc.	91,218	1,464,961
*	Onto Innovation, Inc.	123,072	11,266,011
*	Optical Cable Corp.	8,150	38,183
	Oracle Corp.	463,128	37,587,468
*	OSI Systems, Inc.	46,760	3,878,274
#*	PagerDuty, Inc.	15,649	516,730
*	Palantir Technologies, Inc., Class A	91,842	1,259,154
#*	Palo Alto Networks, Inc.	11,595	5,999,253
#*	PAR Technology Corp.	16,688	625,800
	Paychex, Inc.	365,341	43,022,556
*	Paycom Software, Inc.	51,729	17,344,734
*	Paylocity Holding Corp.	48,101	9,811,642
*	PayPal Holdings, Inc.	198,032	34,049,622
	PC Connection, Inc.	68,869	2,985,471
	PC-Tel, Inc.	173,857	914,488
*	PDF Solutions, Inc.	89,834	2,670,765
	Pegasystems, Inc.	37,411	3,711,919
*	Perficient, Inc.	92,754	9,722,474
*	PFSweb, Inc.	44,109	515,634
*	Photronics, Inc.	331,515	5,927,488
#*	Ping Identity Holding Corp.	2,918	57,747
#*	Pixelworks, Inc.	77,861	260,834
*	Plexus Corp.	80,302	6,225,011
	Power Integrations, Inc.	124,140	10,019,339
#	Progress Software Corp.	134,361	6,114,769
*	PTC, Inc.	101,993	11,857,706
*	Pure Storage, Inc., Class A	179,745	4,761,445
#*	Q2 Holdings, Inc.	11,779	768,580
*	Qorvo, Inc.	128,541	17,646,108
	QUALCOMM, Inc.	817,724	143,723,170
*	Qualys, Inc.	76,204	9,764,781
#*	QuickLogic Corp.	8,226	39,403
#*	Rambus, Inc.	288,458	7,283,565
*	RealNetworks, Inc.	454,930	378,911
*	RF Industries Ltd.	19,118	138,032
*	Ribbon Communications, Inc.	335,261	1,508,675
	Richardson Electronics Ltd.	28,182	357,911
*	RingCentral, Inc., Class A	9,558	1,686,891
*	Rogers Corp.	40,264	10,990,059

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rubicon Technology, Inc.	1,435	$12,685
#*	Sailpoint Technologies Holdings, Inc.	64,866	2,509,666
*	salesforce.com, Inc.	185,416	43,133,324
*	Sanmina Corp.	183,395	6,935,999
#	Sapiens International Corp. NV	52,324	1,665,996
*	ScanSource, Inc.	60,976	1,901,232
	Seagate Technology Holdings PLC	381,790	40,908,798
*	SecureWorks Corp., Class A	12,468	183,903
*	Semtech Corp.	120,199	8,546,149
*	ServiceNow, Inc.	17,178	10,062,529
*	ServiceSource International, Inc.	84,801	87,345
#*	SigmaTron International, Inc.	9,201	75,172
#*	Silicon Laboratories, Inc.	65,432	10,808,712
	Skyworks Solutions, Inc.	258,666	37,899,742
#*	SMART Global Holdings, Inc.	74,007	4,245,042
*	Smartsheet, Inc., Class A	26,586	1,654,181
*	SolarEdge Technologies, Inc.	32,968	7,853,637
	SolarWinds Corp.	1,650	22,440
#*	Splunk, Inc.	30,493	3,778,693
*	SPS Commerce, Inc.	54,076	6,697,313
#*	SRAX, Inc.	3,513	17,565
	SS&C Technologies Holdings, Inc.	238,881	19,079,425
*	StarTek, Inc.	85,247	433,907
*	Stratasys Ltd.	139,578	3,327,540
*	Super Micro Computer, Inc.	25,928	1,050,603
	Switch, Inc., Class A	65,052	1,667,283
*	Synaptics, Inc.	91,544	19,256,280
#*	Synchronoss Technologies, Inc.	96,669	197,205
*	Synopsys, Inc.	59,577	18,498,658
	TD SYNNEX Corp.	158,296	16,553,013
	TE Connectivity Ltd.	215,681	30,844,540
*	Teledyne Technologies, Inc.	51,586	21,739,888
*	Teradata Corp.	302,853	12,217,090
	Teradyne, Inc.	246,329	28,926,414
*	TESSCO Technologies, Inc.	22,794	128,786
	Texas Instruments, Inc.	676,325	121,393,574
*	Trade Desk, Inc., Class A	166,052	11,547,256
*	TransAct Technologies, Inc.	17,129	153,990
*	Trimble, Inc.	235,510	16,994,402
*	Trio-Tech International	3,963	27,662
#	TTEC Holdings, Inc.	145,440	11,648,290
*	TTM Technologies, Inc.	256,526	3,452,840
#*	Turtle Beach Corp.	10,213	207,528
*	Twilio, Inc., Class A	18,985	3,913,188
*	Tyler Technologies, Inc.	18,698	8,859,112
#	Ubiquiti, Inc.	28,553	8,281,512
*	Ultra Clean Holdings, Inc.	114,885	5,792,502
*	Unisys Corp.	134,047	2,446,358
	Universal Display Corp.	36,003	5,526,821
*	Upland Software, Inc.	21,159	414,716
#*	Usio, Inc.	4,200	14,364
#*	Varonis Systems, Inc.	10,045	374,277
#*	Veeco Instruments, Inc.	107,588	2,957,594
*	Verint Systems, Inc.	131,587	6,754,361
*	VeriSign, Inc.	71,033	15,426,947
#*	Verra Mobility Corp.	36,272	574,548
*	Viasat, Inc.	126,831	5,583,101
*	Viavi Solutions, Inc.	496,738	8,176,307
#	Visa, Inc., Class A	1,052,889	238,131,905

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	322,340	$6,675,661
*	Vishay Precision Group, Inc.	29,997	960,804
	VMware, Inc., Class A	54,196	6,963,102
*	Vonage Holdings Corp.	303,483	6,324,586
	Vontier Corp.	133,970	3,765,897
	Wayside Technology Group, Inc.	9,192	293,317
*	Western Digital Corp.	338,999	17,539,808
	Western Union Co.	509,835	9,640,980
*	WEX, Inc.	50,025	8,053,025
*	Wireless Telecom Group, Inc.	55,860	105,017
#*	Wolfspeed, Inc.	100,664	9,486,575
*	Workday, Inc., Class A	13,900	3,516,839
	Xerox Holdings Corp.	449,766	9,494,560
	Xilinx, Inc.	237,604	45,988,254
	Xperi Holding Corp.	323,479	5,457,091
*	Zebra Technologies Corp., Class A	52,502	26,729,818
*	Zendesk, Inc.	14,161	1,395,000
*	Zoom Video Communications, Inc., Class A	25,472	3,929,820
*	Zscaler, Inc.	14,108	3,627,308
TOTAL INFORMATION TECHNOLOGY			8,054,528,309
MATERIALS — (4.5%)
*	Advanced Emissions Solutions, Inc.	5,208	32,498
	AdvanSix, Inc.	67,203	2,828,574
*	AgroFresh Solutions, Inc.	54,123	107,164
	Air Products & Chemicals, Inc.	125,994	35,545,427
	Albemarle Corp.	107,476	23,724,252
	Alcoa Corp.	352,172	19,971,674
*	Allegheny Technologies, Inc.	273,577	5,003,723
	Amcor PLC	1,615,087	19,397,195
*	American Biltrite, Inc.	36	7,246
	American Vanguard Corp.	76,378	1,158,654
*	Ampco-Pittsburgh Corp.	162,224	926,299
	AptarGroup, Inc.	165,827	19,451,507
*	Arconic Corp.	169,291	5,236,171
*	Ardagh Metal Packaging SA	5,790	55,758
	Ashland Global Holdings, Inc.	127,468	12,242,027
	Avery Dennison Corp.	146,530	30,100,193
	Avient Corp.	178,804	8,899,075
*	Axalta Coating Systems Ltd.	602,644	17,844,289
	Balchem Corp.	84,628	12,435,238
	Ball Corp.	338,707	32,888,450
*	Berry Global Group, Inc.	328,232	22,129,401
	Cabot Corp.	137,563	7,564,589
	Carpenter Technology Corp.	120,580	3,463,058
	Celanese Corp.	147,756	23,007,087
*	Century Aluminum Co.	277,319	4,254,073
	CF Industries Holdings, Inc.	376,519	25,930,864
	Chase Corp.	25,373	2,407,390
	Chemours Co.	288,167	9,425,943
*	Clearwater Paper Corp.	111,620	3,529,424
#*	Cleveland-Cliffs, Inc.	386,086	6,617,514
#*	Coeur Mining, Inc.	580,125	2,720,786
	Commercial Metals Co.	311,174	10,405,659
	Compass Minerals International, Inc.	69,105	3,690,207
*	Core Molding Technologies, Inc.	18,851	150,997
	Corteva, Inc.	683,854	32,879,700
	Crown Holdings, Inc.	253,463	28,996,167
	Dow, Inc.	750,633	44,835,309

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	152,551	$11,685,407
	Eagle Materials, Inc.	112,205	16,365,099
	Eastman Chemical Co.	156,668	18,632,525
	Ecolab, Inc.	103,071	19,526,801
	Ecovyst, Inc.	8,527	87,231
	Element Solutions, Inc.	621,046	13,936,272
*	Ferro Corp.	232,682	5,072,468
*	Ferroglobe PLC	137,110	696,519
*	Flotek Industries, Inc.	910,277	740,965
	FMC Corp.	158,204	17,460,975
	Fortitude Gold Corp.	54,214	346,970
	Freeport-McMoRan, Inc.	1,347,461	50,152,498
	Friedman Industries, Inc.	15,398	146,127
	FutureFuel Corp.	109,411	853,406
*	GCP Applied Technologies, Inc.	172,141	5,491,298
	Glatfelter Corp.	111,695	1,939,025
	Gold Resource Corp.	189,752	311,193
	Graphic Packaging Holding Co.	1,013,404	19,163,470
	Greif, Inc., Class A	75,813	4,485,097
	Greif, Inc., Class B	32,148	1,909,591
	Hawkins, Inc.	60,754	2,267,339
	Haynes International, Inc.	29,613	1,114,041
	HB Fuller Co.	126,202	9,057,518
	Hecla Mining Co.	1,347,054	6,681,388
	Huntsman Corp.	573,156	20,536,179
*	Ingevity Corp.	109,360	7,207,918
	Innospec, Inc.	59,516	5,532,607
	International Flavors & Fragrances, Inc.	203,680	26,869,466
	International Paper Co.	510,705	24,641,516
*	Intrepid Potash, Inc.	33,722	1,307,739
	Kaiser Aluminum Corp.	34,717	3,324,153
*	Koppers Holdings, Inc.	52,218	1,560,274
*	Kraton Corp.	82,848	3,842,490
	Kronos Worldwide, Inc.	191,705	2,750,967
	Linde PLC	171,929	54,790,334
#*	Livent Corp.	378,191	8,702,175
	Louisiana-Pacific Corp.	308,405	20,490,428
#*	LSB Industries, Inc.	204,429	1,987,050
	LyondellBasell Industries NV, Class A	492,153	47,605,960
	Martin Marietta Materials, Inc.	58,468	22,751,068
	Materion Corp.	52,387	4,340,263
	Mercer International, Inc.	226,459	2,751,477
	Minerals Technologies, Inc.	90,475	6,330,536
	Mosaic Co.	460,619	18,401,729
	Myers Industries, Inc.	124,768	2,254,558
	Neenah, Inc.	52,992	2,442,931
	NewMarket Corp.	21,784	7,364,517
	Newmont Corp.	528,515	32,329,263
#	Nexa Resources SA	10,918	90,510
	Northern Technologies International Corp.	17,402	234,927
	Nucor Corp.	420,849	42,674,089
*	O-I Glass, Inc.	394,562	5,251,620
	Olin Corp.	431,988	21,888,832
	Olympic Steel, Inc.	54,092	1,151,619
	Packaging Corp. of America	177,765	26,776,742
	PPG Industries, Inc.	316,853	49,492,439
#	Quaker Chemical Corp.	1,992	416,667
*	Ramaco Resources, Inc.	18,463	217,494
#*	Ranpak Holdings Corp.	4,961	133,252

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Rayonier Advanced Materials, Inc.	160,055	$997,143
	Reliance Steel & Aluminum Co.	161,519	24,693,025
	Resolute Forest Products, Inc.	229,171	3,121,309
	Royal Gold, Inc.	98,520	10,004,706
	RPM International, Inc.	231,586	20,520,835
	Ryerson Holding Corp.	111,001	2,275,521
	Schnitzer Steel Industries, Inc., Class A	74,622	2,920,705
	Schweitzer-Mauduit International, Inc.	91,670	2,774,851
	Scotts Miracle-Gro Co.	127,816	19,325,779
	Sealed Air Corp.	185,813	12,620,419
	Sensient Technologies Corp.	92,373	7,827,688
	Sherwin-Williams Co.	190,491	54,577,576
	Silgan Holdings, Inc.	336,994	15,090,591
	Sonoco Products Co.	284,367	16,106,547
	Southern Copper Corp.	99,431	6,352,647
	Steel Dynamics, Inc.	481,497	26,732,713
	Stepan Co.	67,327	7,416,742
*	Summit Materials, Inc., Class A	297,031	10,562,422
	SunCoke Energy, Inc.	198,945	1,362,773
*	Sylvamo Corp.	46,427	1,383,060
*	Synalloy Corp.	24,899	414,817
*	TimkenSteel Corp.	177,100	2,484,713
*	Trecora Resources	57,175	478,555
	Tredegar Corp.	104,052	1,222,611
	TriMas Corp.	128,452	4,464,992
	Trinseo PLC	104,361	5,587,488
	Tronox Holdings PLC, Class A	415,739	9,437,275
#	U.S. Steel Corp.	498,453	10,327,946
*	UFP Technologies, Inc.	17,652	1,252,586
	United States Lime & Minerals, Inc.	14,087	1,781,865
*	Universal Stainless & Alloy Products, Inc.	32,024	280,210
	Valvoline, Inc.	334,586	11,021,263
*	Venator Materials PLC	130,745	316,403
	Verso Corp., Class A	170,732	4,589,276
	Vulcan Materials Co.	124,001	23,598,630
	Warrior Met Coal, Inc.	126,547	3,315,531
#	Westlake Chemical Corp.	140,920	13,901,758
	WestRock Co.	327,363	15,111,076
	Worthington Industries, Inc.	126,194	6,837,191
TOTAL MATERIALS			1,529,521,832
REAL ESTATE — (0.4%)
*	AMREP Corp.	14,457	173,484
*	CBRE Group, Inc., Class A	360,063	36,488,784
*	CKX Lands, Inc.	2,161	25,014
#	CTO Realty Growth, Inc.	4,032	236,235
#*	Cushman & Wakefield PLC	52,389	1,099,645
	Douglas Elliman, Inc.	124,404	965,375
#	eXp World Holdings, Inc.	12,064	327,417
*	Five Point Holdings LLC, Class A	3,804	22,025
*	Forestar Group, Inc.	21,917	437,244
*	FRP Holdings, Inc.	23,658	1,336,204
*	Howard Hughes Corp.	87,682	8,444,653
	Indus Realty Trust, Inc.	10,036	788,328
*	InterGroup Corp.	677	36,558
*	Jones Lang LaSalle, Inc.	107,683	27,005,820
*»	JW Mays, Inc.	2,713	104,423
	Kennedy-Wilson Holdings, Inc.	336,154	7,550,019
*	Marcus & Millichap, Inc.	96,875	4,534,719

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Maui Land & Pineapple Co., Inc.	13,708	$135,024
	Newmark Group, Inc., Class A	485,418	7,431,750
#*	Rafael Holdings, Inc., Class B	38,641	159,974
	RE/MAX Holdings, Inc., Class A	45,388	1,350,747
*	Realogy Holdings Corp.	280,301	4,624,966
#*	Redfin Corp.	26,300	777,691
	RMR Group, Inc., Class A	30,102	963,565
#	St. Joe Co.	198,468	9,627,683
#*	Stratus Properties, Inc.	22,438	822,128
*	Tejon Ranch Co.	73,433	1,278,468
#*	Trinity Place Holdings, Inc.	16,938	30,488
#*	Zillow Group, Inc., Class A	49,328	2,459,494
#*	Zillow Group, Inc., Class C	150,468	7,595,625
TOTAL REAL ESTATE			126,833,550
UTILITIES — (1.7%)
	AES Corp.	497,941	11,044,331
	ALLETE, Inc.	78,390	5,003,634
	Alliant Energy Corp.	141,127	8,447,862
	Ameren Corp.	144,378	12,812,104
	American Electric Power Co., Inc.	128,710	11,635,384
	American States Water Co.	56,210	5,184,248
	American Water Works Co., Inc.	105,607	16,981,606
	Artesian Resources Corp., Class A	17,059	822,244
#	Atlantica Sustainable Infrastructure PLC	234,494	7,651,539
	Atmos Energy Corp.	78,451	8,411,516
#	Avangrid, Inc.	62,463	2,918,271
#	Avista Corp.	102,191	4,543,412
	Black Hills Corp.	111,989	7,586,135
#	Brookfield Renewable Corp., Class A	69,657	2,383,663
	California Water Service Group	92,876	5,766,671
	CenterPoint Energy, Inc.	297,695	8,442,630
	Chesapeake Utilities Corp.	33,768	4,599,539
	Clearway Energy, Inc., Class A	67,535	2,083,455
	Clearway Energy, Inc., Class C	140,081	4,717,928
	CMS Energy Corp.	165,770	10,672,273
	Consolidated Edison, Inc.	126,775	10,959,699
	Consolidated Water Co. Ltd.	40,703	413,542
	Dominion Energy, Inc.	170,652	13,764,790
	DTE Energy Co.	109,778	13,220,565
	Duke Energy Corp.	151,638	15,931,088
	Edison International	211,080	13,253,713
	Entergy Corp.	116,917	13,067,813
	Essential Utilities, Inc.	188,103	9,168,140
	Evergy, Inc.	171,898	11,166,494
	Eversource Energy	122,026	10,920,107
	Exelon Corp.	228,927	13,266,320
	FirstEnergy Corp.	314,908	13,213,540
#	Genie Energy Ltd., Class B	60,892	306,287
	Hawaiian Electric Industries, Inc.	122,659	5,213,008
	IDACORP, Inc.	68,279	7,525,711
#	Macquarie Infrastructure Holdings LLC	107,613	388,483
	MDU Resources Group, Inc.	366,024	10,750,125
	MGE Energy, Inc.	65,025	5,034,886
#	Middlesex Water Co.	35,564	3,600,499
	National Fuel Gas Co.	93,204	5,660,279
	New Jersey Resources Corp.	192,921	7,757,353
	NextEra Energy, Inc.	427,752	33,415,986
	NiSource, Inc.	258,934	7,555,694

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	47,422	$2,244,957
#	NorthWestern Corp.	76,091	4,422,409
	NRG Energy, Inc.	655,006	26,154,390
	OGE Energy Corp.	209,231	7,934,040
	ONE Gas, Inc.	84,597	6,589,260
#	Ormat Technologies, Inc.	137,949	9,402,604
	Otter Tail Corp.	85,677	5,431,922
*	PG&E Corp.	354,262	4,531,011
	Pinnacle West Capital Corp.	101,396	7,058,176
	PNM Resources, Inc.	170,699	7,649,022
	Portland General Electric Co.	146,521	7,698,213
	PPL Corp.	447,715	13,288,181
	Public Service Enterprise Group, Inc.	241,400	16,060,342
*	Pure Cycle Corp.	41,462	531,543
#	RGC Resources, Inc.	16,102	363,583
	Sempra Energy	71,702	9,906,348
	SJW Group	63,604	4,379,771
#	South Jersey Industries, Inc.	154,488	3,865,290
	Southern Co.	226,157	15,715,650
	Southwest Gas Holdings, Inc.	73,783	5,030,525
#	Spire, Inc.	73,774	4,863,182
#*	Sunnova Energy International, Inc.	32,406	637,102
	UGI Corp.	223,261	10,124,886
	Unitil Corp.	32,521	1,526,536
#	Via Renewables, Inc.	15,216	174,071
	Vistra Corp.	778,849	16,986,697
	WEC Energy Group, Inc.	100,459	9,748,541
	Xcel Energy, Inc.	183,560	12,786,790
	York Water Co.	29,489	1,339,390
TOTAL UTILITIES			583,706,999
TOTAL COMMON STOCKS			33,128,277,353
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	24,077	697,029
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	20,679	1,988,079
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,824	2,250,156
TOTAL PREFERRED STOCKS			4,935,264
TOTAL INVESTMENT SECURITIES (Cost $14,107,608,922)			33,133,212,617

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	306,928,011	306,928,011
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	43,549,331	503,822,207
TOTAL INVESTMENTS — (100.0%)
(Cost $14,918,325,047)^^			$33,943,962,835

U.S. Core Equity 2 Portfolio
CONTINUED
As of January 31, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,292	03/18/22	$302,189,906	$290,974,550	$(11,215,356)
Total Futures Contracts			$302,189,906	$290,974,550	$(11,215,356)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,283,862,187	$206,731	$597	$2,284,069,515
Consumer Discretionary	4,076,607,411	—	19,263	4,076,626,674
Consumer Staples	1,996,881,803	93,743	—	1,996,975,546
Energy	1,242,256,558	—	—	1,242,256,558
Financials	4,921,243,507	110,982	—	4,921,354,489
Health Care	3,844,108,276	—	2,341,379	3,846,449,655
Industrials	4,464,569,457	1,384,769	—	4,465,954,226
Information Technology	8,054,528,309	—	—	8,054,528,309
Materials	1,529,521,832	—	—	1,529,521,832
Real Estate	126,729,127	104,423	—	126,833,550
Utilities	583,706,999	—	—	583,706,999
Preferred Stocks
Communication Services	697,029	—	—	697,029
Consumer Discretionary	1,988,079	—	—	1,988,079
Industrials	2,250,156	—	—	2,250,156
Temporary Cash Investments	306,928,011	—	—	306,928,011
Securities Lending Collateral	—	503,822,207	—	503,822,207
Futures Contracts**	(11,215,356)	—	—	(11,215,356)
TOTAL	$33,424,663,385	$505,722,855	$2,361,239^	$33,932,747,479
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (6.0%)
	Activision Blizzard, Inc.	35,792	$2,827,926
*	Alphabet, Inc., Class A	10,216	27,645,211
*	Alphabet, Inc., Class C	10,629	28,846,787
*	Altice USA, Inc., Class A	31,187	449,717
#*	AMC Networks, Inc., Class A	26,158	1,115,116
*	Angi, Inc.	36,343	311,823
*	Anterix, Inc.	7,672	393,267
	AT&T, Inc.	728,166	18,568,233
	ATN International, Inc.	22,236	882,324
*	Audacy, Inc.	57,724	139,692
*	Ballantyne Strong, Inc.	7,403	22,209
*	Boston Omaha Corp., Class A	235	6,202
#	Cable One, Inc.	1,282	1,980,344
*	Cargurus, Inc.	32,833	1,047,373
*	Cars.com, Inc.	58,406	909,965
*	Charter Communications, Inc., Class A	8,189	4,858,861
#*	Cinemark Holdings, Inc.	61,069	922,142
	Cogent Communications Holdings, Inc.	12,352	785,711
	Comcast Corp., Class A	381,290	19,060,687
*	comScore, Inc.	36,956	111,977
*	Consolidated Communications Holdings, Inc.	63,509	456,630
*	Cumulus Media, Inc., Class A	800	8,200
*	Daily Journal Corp.	563	182,406
*	DHI Group, Inc.	44,943	241,793
#*	Discovery, Inc., Class A	59,543	1,661,845
*	Discovery, Inc., Class C	144,573	3,954,072
*	DISH Network Corp., Class A	117,268	3,682,215
*	EchoStar Corp., Class A	47,851	1,133,590
	Electronic Arts, Inc.	9,605	1,274,199
*	Emerald Holding, Inc.	10,204	33,265
	Entravision Communications Corp., Class A	62,511	378,817
	EW Scripps Co., Class A	76,118	1,560,419
*	Facebook, Inc., Class A	76,954	24,106,610
	Fox Corp., Class A	92,467	3,755,085
	Fox Corp., Class B	102,451	3,809,128
*	Gaia, Inc.	6,225	45,692
*	Gannett Co., Inc.	139,204	676,531
	Gray Television, Inc.	76,583	1,596,756
	Gray Television, Inc., Class A	2,300	45,655
*	Hemisphere Media Group, Inc.	17,432	113,134
*	IDT Corp., Class B	62,410	2,342,247
*	iHeartMedia, Inc., Class A	61,951	1,248,313
*	IMAX Corp.	43,682	753,514
	Interpublic Group of Cos., Inc.	105,425	3,746,804
*	Iridium Communications, Inc.	119,893	4,301,761
	John Wiley & Sons, Inc., Class A	36,894	1,872,370
	John Wiley & Sons, Inc., Class B	2,087	103,724
*	Liberty Broadband Corp., Class A	3,632	531,543
*»	Liberty Broadband Corp., Class B	234	33,374
*	Liberty Broadband Corp., Class C	43,149	6,403,743
*	Liberty Latin America Ltd., Class A	9,861	107,879
*	Liberty Latin America Ltd., Class C	151,194	1,634,407
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	218,089

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Liberty Media Corp.-Liberty Braves, Class B	93	$2,558
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	512,082
#*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	1,062,901
#*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	9,096,657
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	611,610
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	14,560
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	2,305,841
#*	Lions Gate Entertainment Corp., Class A	70,340	1,102,931
*	Lions Gate Entertainment Corp., Class B	124,088	1,809,203
#*	Live Nation Entertainment, Inc.	11,490	1,258,270
*	Loyalty Ventures, Inc.	8,776	257,225
	Lumen Technologies, Inc.	516,710	6,386,536
#*	Madison Square Garden Entertainment Corp.	18,508	1,310,922
*	Marchex, Inc., Class B	1,280	2,982
#*	Marcus Corp.	19,647	331,052
*	Match Group, Inc.	9,850	1,110,095
*	Mediaco Holding, Inc., Class A	666	3,483
	National CineMedia, Inc.	25,352	66,929
	New York Times Co., Class A	37,573	1,504,047
	News Corp., Class A	174,543	3,881,836
	News Corp., Class B	90,843	2,020,348
	Nexstar Media Group, Inc., Class A	33,800	5,589,844
	Omnicom Group, Inc.	42,413	3,196,244
*	Pinterest, Inc., Class A	12,559	371,244
*	QuinStreet, Inc.	33,447	538,162
*	Reading International, Inc., Class A	17,826	79,326
	Scholastic Corp.	31,899	1,308,497
*	Sciplay Corp., Class A	6,482	81,025
	Shenandoah Telecommunications Co.	57,187	1,302,148
#	Sirius XM Holdings, Inc.	120,878	768,784
	Spok Holdings, Inc.	38,274	378,147
*	Spotify Technology SA	743	145,821
*	Take-Two Interactive Software, Inc.	11,471	1,873,673
*	TechTarget, Inc.	20,135	1,669,997
	TEGNA, Inc.	194,817	3,771,657
	Telephone & Data Systems, Inc.	97,376	1,928,045
#*	Telesat Corp.	1,933	43,782
#*	Thryv Holdings, Inc.	4,798	155,599
*	T-Mobile U.S., Inc.	68,202	7,377,410
*	Townsquare Media, Inc., Class A	16,264	214,360
*	Travelzoo	12,456	116,713
#*	TripAdvisor, Inc.	38,753	1,052,144
*	TrueCar, Inc.	80,361	276,442
*	Twitter, Inc.	27,266	1,022,748
*	U.S. Cellular Corp.	34,604	1,059,574
*	Urban One, Inc.	25,200	113,274
	Verizon Communications, Inc.	422,159	22,471,524
#	ViacomCBS, Inc., Class A	3,778	138,199
	ViacomCBS, Inc., Class B	119,290	3,990,250
*	Walt Disney Co.	79,064	11,303,780
#*	WideOpenWest, Inc.	12,648	235,379
#	World Wrestling Entertainment, Inc., Class A	14,789	738,563
*	Yelp, Inc.	40,748	1,407,436
*	Zedge, Inc., Class B	5,669	42,858
*	Ziff Davis, Inc.	32,238	3,386,924
*	Zynga, Inc., Class A	508,493	4,612,032
TOTAL COMMUNICATION SERVICES			300,313,050

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.0%)
*	1-800-Flowers.com, Inc., Class A	37,182	$633,209
#*	2U, Inc.	36,502	589,142
	Aaron's Co., Inc.	37,551	794,955
*	Abercrombie & Fitch Co., Class A	65,170	2,541,630
*	Academy Sports & Outdoors, Inc.	1,673	65,080
	Acushnet Holdings Corp.	65,531	3,060,298
*	Adient PLC	50,415	2,115,918
*	Adtalem Global Education, Inc.	44,112	1,297,775
	Advance Auto Parts, Inc.	16,944	3,922,705
	AMCON Distributing Co.	438	68,569
*	American Axle & Manufacturing Holdings, Inc.	96,191	782,995
#	American Eagle Outfitters, Inc.	192,536	4,395,597
*	American Outdoor Brands, Inc.	14,342	237,790
*	American Public Education, Inc.	18,666	399,266
*	America's Car-Mart, Inc.	8,133	771,984
*	Aptiv PLC	17,650	2,410,637
	Aramark	111,373	3,818,980
*	Ark Restaurants Corp.	2,975	47,719
*	Asbury Automotive Group, Inc.	19,530	3,143,744
	Autoliv, Inc.	26,841	2,658,333
*	AutoNation, Inc.	52,956	5,772,204
*	Barnes & Noble Education, Inc.	12,599	75,846
	Bassett Furniture Industries, Inc.	9,023	167,467
	Bath & Body Works, Inc.	16,472	923,585
*	Beazer Homes USA, Inc.	28,393	517,888
*	Bed Bath & Beyond, Inc.	118,427	1,923,254
	Best Buy Co., Inc.	50,959	5,059,210
	Big 5 Sporting Goods Corp.	27,233	536,218
#	Big Lots, Inc.	34,836	1,459,977
*	Biglari Holdings, Inc., Class A	142	88,747
*	Biglari Holdings, Inc., Class B	1,757	208,205
#*	BJ's Restaurants, Inc.	22,547	678,439
#*	Bloomin' Brands, Inc.	69,883	1,420,721
*	Bluegreen Vacations Holding Corp.	9,724	291,428
*	Boot Barn Holdings, Inc.	35,095	3,227,687
	BorgWarner, Inc.	210,764	9,242,001
*	Boyd Gaming Corp.	57,508	3,419,426
*	Bright Horizons Family Solutions, Inc.	11,771	1,511,514
#*	Brinker International, Inc.	13,204	438,505
	Brunswick Corp.	50,302	4,566,919
	Buckle, Inc.	25,922	975,704
	Build-A-Bear Workshop, Inc.	13,613	242,856
*	Burlington Stores, Inc.	2,401	568,869
*	Caesars Entertainment, Inc.	17,048	1,298,035
	Caleres, Inc.	34,981	838,844
#	Camping World Holdings, Inc., Class A	10,608	352,186
*	Capri Holdings Ltd.	44,674	2,683,567
*	CarMax, Inc.	27,252	3,029,605
#*	Carnival Corp.	120,366	2,384,450
#*	CarParts.com, Inc.	22,107	203,384
	Carriage Services, Inc.	24,853	1,250,603
	Carrols Restaurant Group, Inc.	41,335	102,097
	Carter's, Inc.	22,510	2,096,131
	Cato Corp., Class A	18,848	311,369
*	Cavco Industries, Inc.	7,684	2,070,377
	Century Communities, Inc.	28,311	1,864,279
#*	Cheesecake Factory, Inc.	26,709	952,977
#*	Chegg, Inc.	7,692	203,607
*	Chico's FAS, Inc.	39,666	186,827

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Children's Place, Inc.	13,873	$981,515
	Choice Hotels International, Inc.	8,184	1,173,586
	Churchill Downs, Inc.	2,565	539,420
*	Chuy's Holdings, Inc.	14,866	374,772
#*	Citi Trends, Inc.	8,687	423,231
	Clarus Corp.	34,308	772,959
	Columbia Sportswear Co.	32,436	3,012,331
*	Conn's, Inc.	31,161	756,277
*	Container Store Group, Inc.	9,288	94,738
#††	Contra Zagg, Inc.	25,325	2,279
*	Cooper-Standard Holdings, Inc.	24,883	512,341
	Cracker Barrel Old Country Store, Inc.	13,817	1,646,157
*	Crocs, Inc.	24,501	2,514,293
	Crown Crafts, Inc.	2,196	15,108
	Culp, Inc.	13,186	119,333
	Dana, Inc.	120,134	2,602,102
	Darden Restaurants, Inc.	18,818	2,632,074
*	Dave & Buster's Entertainment, Inc.	30,313	1,084,902
*	Deckers Outdoor Corp.	10,419	3,336,476
	Del Taco Restaurants, Inc.	36,037	449,381
*	Delta Apparel, Inc.	12,387	374,087
#*	Denny's Corp.	22,857	354,284
*	Designer Brands, Inc., Class A	53,151	699,999
#	Dick's Sporting Goods, Inc.	59,487	6,864,800
#	Dillard's, Inc., Class A	28,966	7,349,254
	Dine Brands Global, Inc.	1,652	112,088
	Dollar General Corp.	15,330	3,195,998
*	Dollar Tree, Inc.	31,716	4,161,774
	Domino's Pizza, Inc.	4,335	1,970,908
*	Dorman Products, Inc.	28,751	2,691,956
	DR Horton, Inc.	127,178	11,346,821
	eBay, Inc.	25,601	1,537,852
	Educational Development Corp.	6,574	47,727
*	El Pollo Loco Holdings, Inc.	35,651	475,584
	Escalade, Inc.	12,824	183,383
	Ethan Allen Interiors, Inc.	26,692	672,905
*	Etsy, Inc.	4,577	718,955
*	Expedia Group, Inc.	4,495	823,889
*	Fiesta Restaurant Group, Inc.	16,154	152,978
*	Five Below, Inc.	10,014	1,642,296
*	Flanigan's Enterprises, Inc.	300	8,532
	Flexsteel Industries, Inc.	8,594	214,077
*	Floor & Decor Holdings, Inc., Class A	15,459	1,680,702
	Foot Locker, Inc.	77,357	3,456,311
	Ford Motor Co.	462,094	9,380,508
*	Fossil Group, Inc.	43,563	483,114
*	Fox Factory Holding Corp.	13,049	1,736,430
#	Franchise Group, Inc.	2,692	134,788
*	frontdoor, Inc.	22,151	804,081
#*	Full House Resorts, Inc.	19,188	169,430
#*	Funko, Inc., Class A	10,407	179,833
	Gap, Inc.	161,340	2,915,414
	Garmin Ltd.	22,692	2,823,339
*	General Motors Co.	208,405	10,989,196
*	Genesco, Inc.	14,308	920,434
	Gentex Corp.	155,770	4,891,178
*	Gentherm, Inc.	32,515	2,841,486
	Genuine Parts Co.	23,454	3,124,776
*	G-III Apparel Group Ltd.	45,437	1,234,523

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	113,434	$2,351,487
*	GoPro, Inc., Class A	52,693	466,860
	Graham Holdings Co., Class B	4,229	2,516,762
*	Grand Canyon Education, Inc.	25,569	2,139,614
*	Green Brick Partners, Inc.	22,902	542,319
	Group 1 Automotive, Inc.	15,409	2,616,602
#	Guess?, Inc.	59,084	1,360,114
	H&R Block, Inc.	69,238	1,582,781
#	Hamilton Beach Brands Holding Co., Class A	17,718	245,571
	Hanesbrands, Inc.	144,709	2,329,815
	Harley-Davidson, Inc.	104,441	3,610,525
	Hasbro, Inc.	16,501	1,526,012
#	Haverty Furniture Cos., Inc.	19,633	579,566
	Haverty Furniture Cos., Inc., Class A	1,796	47,666
#*	Helen of Troy Ltd.	20,370	4,264,052
	Hibbett, Inc.	15,878	978,879
*	Hilton Grand Vacations, Inc.	48,053	2,347,870
	Hooker Furnishings Corp.	11,517	253,835
*	Horizon Global Corp.	19,302	147,467
*	Houghton Mifflin Harcourt Co.	72,351	1,303,042
*	Hovnanian Enterprises, Inc., Class A	1,022	99,011
*	Hyatt Hotels Corp., Class A	26,200	2,400,182
#	Installed Building Products, Inc.	19,856	2,199,846
#	International Game Technology PLC	102,105	2,733,351
#*	iRobot Corp.	16,518	1,082,259
	Jack in the Box, Inc.	6,082	553,766
	Johnson Outdoors, Inc., Class A	12,917	1,165,372
	KB Home	80,690	3,409,152
	Kohl's Corp.	114,994	6,866,292
#	Kontoor Brands, Inc.	24,669	1,215,935
*	Lakeland Industries, Inc.	7,500	157,650
*	Lands' End, Inc.	11,629	213,160
*	Las Vegas Sands Corp.	15,717	688,405
	Laureate Education, Inc., Class A	52,674	666,326
	La-Z-Boy, Inc.	45,566	1,672,728
#	LCI Industries	25,955	3,196,877
	Lear Corp.	52,945	8,858,757
#	Leggett & Platt, Inc.	56,008	2,231,919
	Lennar Corp., Class A	86,062	8,271,419
	Lennar Corp., Class B	9,841	794,464
	Levi Strauss & Co., Class A	9,166	201,010
*	LGI Homes, Inc.	24,836	3,092,330
	Lifetime Brands, Inc.	22,906	355,043
*	Lincoln Educational Services Corp.	12,212	83,652
*	Liquidity Services, Inc.	37,467	712,997
	Lithia Motors, Inc.	18,484	5,399,731
	LKQ Corp.	67,935	3,728,952
*	LL Flooring Holdings, Inc.	4,906	70,843
#*	Lovesac Co.	8,026	432,200
*	M/I Homes, Inc.	33,882	1,795,407
	Macy's, Inc.	263,459	6,744,550
*	Malibu Boats, Inc., Class A	20,283	1,331,782
#	Marine Products Corp.	15,913	195,093
*	MarineMax, Inc.	26,965	1,268,973
	Marriott Vacations Worldwide Corp.	32,640	5,300,083
*	MasterCraft Boat Holdings, Inc.	18,751	476,838
*	Mattel, Inc.	85,940	1,797,865
	McDonald's Corp.	1,857	481,799
	MDC Holdings, Inc.	82,456	4,179,695

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
†††	Media General, Inc.	38,825	$4,803
*	Meritage Homes Corp.	35,556	3,627,779
	MGM Resorts International	55,466	2,369,508
*	Modine Manufacturing Co.	50,652	463,466
*	Mohawk Industries, Inc.	45,811	7,232,183
*	Monarch Casino & Resort, Inc.	5,624	348,126
#*	Monitronics International, Inc.	707	1,900
	Monro, Inc.	27,044	1,344,898
*	Motorcar Parts of America, Inc.	22,004	363,726
	Movado Group, Inc.	14,193	526,135
	Murphy USA, Inc.	35,401	6,961,961
	Nathan's Famous, Inc.	4,206	226,619
#*	National Vision Holdings, Inc.	45,424	1,856,933
*	Nautilus, Inc.	29,587	150,894
	Newell Brands, Inc.	295,559	6,859,924
	Nobility Homes, Inc.	1,284	41,088
#*	Nordstrom, Inc.	34,419	774,427
*	Norwegian Cruise Line Holdings Ltd.	90,575	1,886,677
*	NVR, Inc.	916	4,879,734
*	ODP Corp.	36,903	1,632,220
#*	Ollie's Bargain Outlet Holdings, Inc.	28,866	1,383,836
	Oxford Industries, Inc.	16,622	1,369,487
	Papa John's International, Inc.	7,165	884,519
	Patrick Industries, Inc.	24,604	1,584,498
#*	Peloton Interactive, Inc., Class A	3,979	108,746
#*	Penn National Gaming, Inc.	31,008	1,414,275
	Penske Automotive Group, Inc.	101,131	10,277,944
*	Perdoceo Education Corp.	70,479	776,679
#	PetMed Express, Inc.	15,853	409,483
*	Planet Fitness, Inc., Class A	12,287	1,089,120
*	Playa Hotels & Resorts NV	71,600	546,308
	Polaris, Inc.	20,839	2,346,263
	Pool Corp.	1,426	679,132
#*	Potbelly Corp.	8,889	48,890
	PulteGroup, Inc.	146,869	7,738,528
#*	Purple Innovation, Inc.	28,823	239,807
	PVH Corp.	40,828	3,879,068
»	QEP Co., Inc.	1,575	35,753
*	Quotient Technology, Inc.	63,283	449,942
	Qurate Retail, Inc., Class A	218,111	1,533,320
	Ralph Lauren Corp.	24,732	2,741,295
	RCI Hospitality Holdings, Inc.	9,765	682,281
*	Red Robin Gourmet Burgers, Inc.	11,417	168,401
	Red Rock Resorts, Inc., Class A	21,324	949,344
	Rent-A-Center, Inc.	51,114	2,154,455
*	Revolve Group, Inc.	9,318	459,564
#*	RH	2,787	1,122,659
	Rocky Brands, Inc.	7,323	313,278
	Ross Stores, Inc.	14,432	1,410,728
#*	Royal Caribbean Cruises Ltd.	20,319	1,581,021
#*	Ruth's Hospitality Group, Inc.	27,514	551,105
*	Sally Beauty Holdings, Inc.	92,522	1,588,603
*	Scientific Games Corp., Class A	19,895	1,147,941
*	SeaWorld Entertainment, Inc.	28,528	1,699,698
	Service Corp. International	89,573	5,528,446
#*	Shake Shack, Inc., Class A	14,745	974,202
#	Shoe Carnival, Inc.	30,438	1,039,762
	Shutterstock, Inc.	16,849	1,633,848
	Signet Jewelers Ltd.	46,478	4,003,150

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skechers USA, Inc., Class A	89,150	$3,744,300
*	Skyline Champion Corp.	43,338	2,918,381
#*	Sleep Number Corp.	12,790	914,485
	Smith & Wesson Brands, Inc.	56,019	956,805
#	Sonic Automotive, Inc., Class A	40,894	2,086,003
#*	Sonos, Inc.	48,361	1,219,664
*	Sportsman's Warehouse Holdings, Inc.	30,710	336,582
	Standard Motor Products, Inc.	30,561	1,462,955
	Steven Madden Ltd.	64,835	2,667,312
#*	Stitch Fix, Inc., Class A	2,909	47,795
*	Stoneridge, Inc.	31,731	598,764
	Strategic Education, Inc.	24,634	1,469,664
*	Strattec Security Corp.	3,345	126,742
*	Stride, Inc.	46,169	1,619,147
	Superior Group of Cos., Inc.	15,854	323,897
*	Superior Industries International, Inc.	21,539	95,418
*	Tandy Leather Factory, Inc.	17,438	87,190
	Tapestry, Inc.	168,413	6,391,273
	Target Corp.	30,844	6,798,943
*	Taylor Morrison Home Corp.	126,306	3,876,331
	Tempur Sealy International, Inc.	35,385	1,408,677
*	Tenneco, Inc., Class A	23,806	249,963
*	Terminix Global Holdings, Inc.	69,923	3,016,478
	Texas Roadhouse, Inc.	29,950	2,557,430
#	Thor Industries, Inc.	37,519	3,548,922
	Tilly's, Inc., Class A	23,107	304,550
	Toll Brothers, Inc.	94,747	5,587,231
*	TopBuild Corp.	35,159	8,179,741
	Tractor Supply Co.	17,500	3,820,425
	Travel & Leisure Co.	18,662	1,060,002
*	TravelCenters of America, Inc.	10,101	460,404
*	Tri Pointe Homes, Inc.	103,909	2,474,073
*	Tupperware Brands Corp.	6,904	106,460
*	Ulta Beauty, Inc.	7,599	2,764,060
#*	Under Armour, Inc., Class A	16,694	314,348
*	Under Armour, Inc., Class C	23,767	380,034
*	Unifi, Inc.	19,615	372,881
*	Universal Electronics, Inc.	16,636	590,412
*	Universal Technical Institute, Inc.	27,693	201,051
*	Urban Outfitters, Inc.	90,047	2,586,150
	Vail Resorts, Inc.	5,219	1,446,185
*	Veoneer, Inc.	10,674	375,832
*	Vera Bradley, Inc.	52,671	431,375
	VF Corp.	20,136	1,313,069
*	Victoria's Secret & Co.	5,490	306,507
*	Vince Holding Corp.	1,700	15,300
*	Vista Outdoor, Inc.	58,723	2,265,533
*	Visteon Corp.	18,723	1,900,572
*	VOXX International Corp.	36,231	400,353
#*	Wayfair, Inc., Class A	300	46,776
	Wendy's Co.	146,718	3,378,916
	Weyco Group, Inc.	10,880	254,592
#	Whirlpool Corp.	17,752	3,731,293
	Williams-Sonoma, Inc.	31,734	5,094,576
	Wingstop, Inc.	6,906	1,058,344
	Winmark Corp.	2,807	604,684
	Winnebago Industries, Inc.	32,980	2,127,870
	Wolverine World Wide, Inc.	65,467	1,734,221
#*	WW International, Inc.	6,975	87,885

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wyndham Hotels & Resorts, Inc.	19,618	$1,646,931
#*	Wynn Resorts Ltd.	7,029	600,628
#*	XPEL, Inc.	5,492	342,481
*	YETI Holdings, Inc.	14,854	974,125
#*	Zovio, Inc.	56,782	70,410
*	Zumiez, Inc.	29,480	1,325,126
TOTAL CONSUMER DISCRETIONARY			548,003,759
CONSUMER STAPLES — (4.8%)
	Alico, Inc.	7,614	273,876
	Andersons, Inc.	28,873	1,100,061
	Archer-Daniels-Midland Co.	81,284	6,096,300
	B&G Foods, Inc.	62,724	1,950,716
*	BellRing Brands, Inc., Class A	1,561	38,026
*	BJ's Wholesale Club Holdings, Inc.	19,268	1,184,404
#*	Boston Beer Co., Inc., Class A	1,785	751,182
*	Bridgford Foods Corp.	4,114	50,150
	Brown-Forman Corp., Class A	3,283	205,647
	Brown-Forman Corp., Class B	800	53,944
	Bunge Ltd.	114,831	11,352,193
	Calavo Growers, Inc.	14,346	594,068
	Cal-Maine Foods, Inc.	37,112	1,447,368
	Campbell Soup Co.	70,490	3,110,019
	Casey's General Stores, Inc.	18,796	3,530,077
#*	Celsius Holdings, Inc.	3,888	185,574
*	Central Garden & Pet Co.	20,939	971,360
*	Central Garden & Pet Co., Class A	49,488	2,144,315
*	Chefs' Warehouse, Inc.	36,090	1,076,926
	Church & Dwight Co., Inc.	20,030	2,056,080
	Coca-Cola Co.	42,381	2,585,665
	Coca-Cola Consolidated, Inc.	7,711	4,418,403
*	Coffee Holding Co., Inc.	1,900	8,360
	Conagra Brands, Inc.	96,132	3,341,548
	Constellation Brands, Inc., Class A	7,145	1,698,724
	Costco Wholesale Corp.	7,743	3,911,222
*	Coty, Inc., Class A	383,859	3,255,124
*	Darling Ingredients, Inc.	149,401	9,527,302
	Edgewell Personal Care Co.	48,406	2,216,995
*	elf Beauty, Inc.	45,692	1,350,656
#	Energizer Holdings, Inc.	58,620	2,204,698
*	Farmer Bros Co.	18,501	118,221
	Flowers Foods, Inc.	126,752	3,565,534
	Fresh Del Monte Produce, Inc.	60,762	1,691,006
#*	Freshpet, Inc.	10,006	930,858
	General Mills, Inc.	54,074	3,713,802
#*	Grocery Outlet Holding Corp.	57,045	1,447,802
*	Hain Celestial Group, Inc.	80,482	2,940,007
*	Herbalife Nutrition Ltd.	22,190	943,297
	Hershey Co.	5,788	1,140,641
#	Hormel Foods Corp.	45,106	2,141,182
*	Hostess Brands, Inc.	117,508	2,411,264
	Ingles Markets, Inc., Class A	11,945	918,929
	Ingredion, Inc.	48,266	4,570,790
	Inter Parfums, Inc.	25,661	2,539,669
	J M Smucker Co.	38,387	5,396,444
	J&J Snack Foods Corp.	12,350	1,873,372
	John B. Sanfilippo & Son, Inc.	13,938	1,102,496
	Kellogg Co.	32,803	2,066,589
	Keurig Dr Pepper, Inc.	56,539	2,145,655

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co.	85,992	$3,078,514
	Kroger Co.	148,256	6,462,479
	Lamb Weston Holdings, Inc.	5,072	325,673
	Lancaster Colony Corp.	14,655	2,326,774
*	Landec Corp.	45,500	489,125
*	Lifevantage Corp.	2,000	12,860
#*	Lifeway Foods, Inc.	6,493	32,984
#	Limoneira Co.	14,670	217,996
	McCormick & Co., Inc.	23,510	2,358,288
#	McCormick & Co., Inc.	2,128	212,332
	Medifast, Inc.	10,658	2,117,851
#	MGP Ingredients, Inc.	22,542	1,705,528
	Molson Coors Beverage Co., Class A	534	31,602
	Molson Coors Beverage Co., Class B	85,831	4,090,705
	Mondelez International, Inc., Class A	66,070	4,428,672
*	Monster Beverage Corp.	15,666	1,358,556
#	National Beverage Corp.	29,812	1,331,702
*	Natural Alternatives International, Inc.	8,015	104,956
	Natural Grocers by Vitamin Cottage, Inc.	19,128	279,269
	Natural Health Trends Corp.	995	7,293
	Nature's Sunshine Products, Inc.	15,233	268,710
	Nu Skin Enterprises, Inc., Class A	37,974	1,829,967
	Oil-Dri Corp. of America	4,973	169,181
*	Performance Food Group Co.	108,666	4,584,619
	Philip Morris International, Inc.	24,545	2,524,453
*	Pilgrim's Pride Corp.	105,011	2,937,158
*	Post Holdings, Inc.	63,136	6,681,052
	PriceSmart, Inc.	26,370	1,883,082
	Procter & Gamble Co.	90,151	14,464,728
#	Reynolds Consumer Products, Inc.	3,464	104,855
#*	Rite Aid Corp.	28,229	299,510
	Rocky Mountain Chocolate Factory, Inc.	5,160	40,454
#*	S&W Seed Co.	14,868	34,494
	Sanderson Farms, Inc.	19,734	3,631,056
	Seaboard Corp.	578	2,207,954
*	Seneca Foods Corp., Class A	6,380	298,265
*»	Seneca Foods Corp., Class B	1,251	58,666
*	Simply Good Foods Co.	75,394	2,656,131
	SpartanNash Co.	30,260	743,488
	Spectrum Brands Holdings, Inc.	29,180	2,608,108
#*	Sprouts Farmers Market, Inc.	92,519	2,510,966
#	Tootsie Roll Industries, Inc.	28,845	979,288
*	TreeHouse Foods, Inc.	46,507	1,801,216
#	Turning Point Brands, Inc.	17,054	600,812
	Tyson Foods, Inc., Class A	113,483	10,314,470
*	U.S. Foods Holding Corp.	57,892	2,041,272
*	United Natural Foods, Inc.	67,432	2,615,013
	United-Guardian, Inc.	1,872	35,381
	Universal Corp.	20,980	1,141,941
*	USANA Health Sciences, Inc.	18,814	1,798,242
	Vector Group Ltd.	42,078	467,487
	Village Super Market, Inc., Class A	16,232	370,901
	Walgreens Boots Alliance, Inc.	133,350	6,635,496
	Walmart, Inc.	84,456	11,807,793
#	WD-40 Co.	6,701	1,489,364
	Weis Markets, Inc.	22,288	1,342,629
TOTAL CONSUMER STAPLES			239,299,902

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (6.7%)
	Adams Resources & Energy, Inc.	4,112	$123,319
*	Alto Ingredients, Inc.	4,014	20,793
#	Antero Midstream Corp.	350,503	3,487,505
*	Antero Resources Corp.	253,676	4,954,292
	APA Corp.	21,097	700,631
#	Arch Resources, Inc.	13,181	1,247,450
	Archrock, Inc.	191,476	1,616,057
*	Ardmore Shipping Corp.	48,293	165,162
*	Aspen Aerogels, Inc.	12,224	363,053
	Baker Hughes Co.	164,450	4,512,508
	Berry Corp.	25,575	222,247
	Brigham Minerals, Inc., Class A	5,279	114,238
*	Bristow Group, Inc.	4,208	138,233
	Cabot Oil & Gas Corp.	441,905	9,677,719
	Cactus, Inc., Class A	26,100	1,264,806
	California Resources Corp.	44,489	1,896,121
*	Callon Petroleum Co.	20,129	995,178
*	Centennial Resource Development, Inc., Class A	257,561	2,011,551
*	ChampionX Corp.	159,400	3,570,560
	Cheniere Energy, Inc.	10,173	1,138,359
#	Chesapeake Energy Corp.	50,996	3,476,397
	Chevron Corp.	147,814	19,412,413
	Civitas Resources, Inc.	22,765	1,240,692
*	Clean Energy Fuels Corp.	161,671	981,343
*	CNX Resources Corp.	208,465	3,091,536
#*	Comstock Resources, Inc.	210,476	1,637,503
	ConocoPhillips	192,734	17,080,087
*	CONSOL Energy, Inc.	36,002	782,683
	Continental Resources, Inc.	39,057	2,028,621
	Core Laboratories NV	32,396	864,001
#*	Crescent Energy, Inc., Class A	2,673	35,471
	CVR Energy, Inc.	48,917	955,349
*	Delek U.S. Holdings, Inc.	77,055	1,195,894
*	Denbury, Inc.	30,788	2,313,410
	Devon Energy Corp.	333,906	16,885,626
	DHT Holdings, Inc.	170,676	832,899
	Diamondback Energy, Inc.	63,179	7,970,663
*	DMC Global, Inc.	11,853	478,150
	Dorian LPG Ltd.	38,270	455,030
*	Dril-Quip, Inc.	32,802	829,563
*	DTE Midstream LLC	17,807	920,622
*	Earthstone Energy, Inc., Class A	14,700	200,802
#	EnLink Midstream LLC	371,427	2,956,559
	EOG Resources, Inc.	113,997	12,708,386
*	EQT Corp.	227,710	4,838,837
	Equitrans Midstream Corp.	335,811	2,723,427
	Evolution Petroleum Corp.	27,987	160,925
#*	Expro Group Holdings NV	34,368	538,203
*	Exterran Corp.	28,147	153,683
	Exxon Mobil Corp.	377,492	28,674,292
*	Geospace Technologies Corp.	11,604	101,535
*	Green Plains, Inc.	50,706	1,548,561
*	Gulf Island Fabrication, Inc.	13,000	51,350
	Halliburton Co.	110,561	3,398,645
*	Helix Energy Solutions Group, Inc.	143,750	507,437
	Helmerich & Payne, Inc.	83,671	2,401,358
	Hess Corp.	60,346	5,569,332
	HollyFrontier Corp.	169,076	5,944,712
	International Seaways, Inc.	25,592	373,387

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	291,247	$5,056,048
*	Kosmos Energy Ltd.	130,151	563,554
#*	Laredo Petroleum, Inc.	8,029	539,228
*	Liberty Oilfield Services, Inc., Class A	166,725	2,017,372
#	Magnolia Oil & Gas Corp., Class A	101,530	2,196,094
	Marathon Oil Corp.	344,761	6,712,497
	Marathon Petroleum Corp.	137,887	9,893,392
	Matador Resources Co.	96,926	4,339,377
*	MIND Technology, Inc.	23,880	33,193
	Murphy Oil Corp.	130,435	4,121,746
*	Nabors Industries Ltd.	11,678	1,208,790
	NACCO Industries, Inc., Class A	6,859	209,200
*	Natural Gas Services Group, Inc.	22,223	239,342
*	Newpark Resources, Inc.	96,167	341,393
*	NexTier Oilfield Solutions, Inc.	157,329	947,121
#	Nordic American Tankers Ltd.	18,996	29,444
	NOV, Inc.	292,028	4,795,100
	Oasis Petroleum, Inc.	1,057	143,150
	Occidental Petroleum Corp.	223,445	8,417,173
*	Oceaneering International, Inc.	92,038	1,199,255
*	Oil States International, Inc.	64,120	402,032
	ONEOK, Inc.	71,124	4,315,804
	Ovintiv, Inc.	37,407	1,451,392
*	Par Pacific Holdings, Inc.	74,240	1,046,784
	Patterson-UTI Energy, Inc.	162,481	1,618,311
*	PBF Energy, Inc., Class A	108,386	1,716,834
	PDC Energy, Inc.	81,735	4,844,433
*	Peabody Energy Corp.	96,780	1,045,224
	Phillips 66	57,171	4,847,529
#	PHX Minerals, Inc.	4,753	11,312
	Pioneer Natural Resources Co.	34,541	7,560,679
*	PrimeEnergy Resources Corp.	908	69,235
*	ProPetro Holding Corp.	99,810	1,049,003
*	Range Resources Corp.	329,735	6,347,399
*	Ranger Oil Corp., Class A	13,367	414,511
*	Renewable Energy Group, Inc.	44,851	1,805,701
*	REX American Resources Corp.	5,039	485,911
*	RPC, Inc.	139,731	825,810
*	SandRidge Energy, Inc.	32,036	368,414
	Schlumberger NV	156,928	6,131,177
	Scorpio Tankers, Inc.	49,862	678,622
*	SEACOR Marine Holdings, Inc.	38,578	161,642
*	Select Energy Services, Inc., Class A	127,097	847,737
	SFL Corp. Ltd.	145,938	1,196,692
*	SilverBow Resources, Inc.	5,666	131,961
	SM Energy Co.	116,907	3,835,719
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	190,129
#*	Southwestern Energy Co.	522,011	2,296,848
*	Talos Energy, Inc.	74,444	792,084
	Targa Resources Corp.	117,021	6,913,601
*	Technip Energies NV, ADR	13,425	204,463
*	TechnipFMC PLC	351,609	2,281,942
*	Teekay Corp.	200	620
#*	Teekay Tankers Ltd., Class A	23,512	250,873
#*	Tellurian, Inc.	158,791	398,565
	Texas Pacific Land Corp.	67	72,025
*	Tidewater, Inc.	19,226	272,817
#*	Transocean Ltd.	355,113	1,118,606
*	U.S. Silica Holdings, Inc.	62,748	599,243

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Valero Energy Corp.	69,781	$5,789,730
*	Weatherford International PLC	17,524	525,720
*	Whiting Petroleum Corp.	35,962	2,670,178
	Williams Cos., Inc.	146,741	4,393,426
	World Fuel Services Corp.	62,094	1,751,672
TOTAL ENERGY			331,274,045
FINANCIALS — (22.2%)
	1st Source Corp.	39,221	1,956,343
	ACNB Corp.	7,905	256,043
	Affiliated Managers Group, Inc.	28,914	4,227,516
	Aflac, Inc.	176,067	11,060,529
*	Alleghany Corp.	5,549	3,684,536
	Allegiance Bancshares, Inc.	6,934	305,304
	Allstate Corp.	129,570	15,635,212
	Ally Financial, Inc.	188,760	9,007,627
	A-Mark Precious Metals, Inc.	8,880	549,672
*	Ambac Financial Group, Inc.	40,169	569,195
	American Equity Investment Life Holding Co.	79,259	3,260,715
	American Express Co.	42,837	7,702,949
	American Financial Group, Inc.	54,965	7,160,840
	American International Group, Inc.	73,903	4,267,898
	American National Bankshares, Inc.	9,565	361,557
	American National Group, Inc.	20,075	3,789,959
	Ameriprise Financial, Inc.	14,077	4,283,772
	Ameris Bancorp	58,199	2,869,793
	AMERISAFE, Inc.	21,486	1,128,445
	AmeriServ Financial, Inc.	15,921	68,301
	Ames National Corp.	7,690	187,098
	Apollo Global Management, Inc.	124,222	8,695,540
*	Arch Capital Group Ltd.	105,193	4,872,540
	Ares Management Corp., Class A	4,739	377,793
	Argo Group International Holdings Ltd.	31,530	1,790,273
	Arrow Financial Corp.	15,351	543,118
	Arthur J Gallagher & Co.	14,066	2,221,584
	Artisan Partners Asset Management, Inc., Class A	28,427	1,228,331
	Associated Banc-Corp.	125,354	2,995,961
	Associated Capital Group, Inc., Class A	1,469	65,958
	Assurant, Inc.	40,745	6,214,020
	Assured Guaranty Ltd.	66,849	3,562,383
	Atlantic American Corp.	5,179	13,258
*	Atlantic Capital Bancshares, Inc.	16,517	497,492
	Atlantic Union Bankshares Corp.	72,661	2,958,756
*	Atlanticus Holdings Corp.	19,831	1,275,332
	Auburn National BanCorp, Inc.	2,722	91,840
	Axis Capital Holdings Ltd.	60,326	3,437,375
*	Axos Financial, Inc.	53,309	2,745,413
#	B. Riley Financial, Inc.	749	46,116
	Banc of California, Inc.	60,536	1,169,556
	BancFirst Corp.	39,183	2,936,766
*	Bancorp, Inc.	46,575	1,388,866
	Bank of America Corp.	491,054	22,657,232
	Bank of Hawaii Corp.	33,585	2,890,661
	Bank of Marin Bancorp	10,558	393,708
	Bank of New York Mellon Corp.	58,775	3,483,006
	Bank of NT Butterfield & Son Ltd.	55,230	2,024,179
#	Bank of South Carolina Corp.	3,898	78,350
	Bank OZK	80,917	3,790,961
	BankFinancial Corp.	21,510	231,878

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankUnited, Inc.	77,053	$3,216,963
	Bankwell Financial Group, Inc.	3,662	123,885
	Banner Corp.	30,084	1,868,517
	Bar Harbor Bankshares	11,642	355,547
*	Baycom Corp.	5,500	114,400
	BCB Bancorp, Inc.	10,545	179,265
*	Berkshire Hathaway, Inc., Class B	110,049	34,447,538
	Berkshire Hills Bancorp, Inc.	41,138	1,217,273
	BGC Partners, Inc., Class A	228,214	963,063
	BlackRock, Inc.	6,183	5,088,238
*	Blucora, Inc.	51,074	828,420
	BOK Financial Corp.	49,055	5,030,590
*	Bridgewater Bancshares, Inc.	1,700	30,243
*	Brighthouse Financial, Inc.	71,314	3,883,047
	BrightSphere Investment Group, Inc.	21,135	456,093
	Brookline Bancorp, Inc.	93,270	1,594,917
	Brown & Brown, Inc.	39,544	2,620,976
	Byline Bancorp, Inc.	5,600	145,600
	C&F Financial Corp.	4,203	215,068
	Cadence Bank	158,020	4,925,483
»	California First Leasing Corp.	3,253	58,245
	Cambridge Bancorp	3,750	335,775
	Camden National Corp.	18,415	914,489
*	Cannae Holdings, Inc.	74,786	2,233,858
	Capital City Bank Group, Inc.	15,372	425,190
	Capital One Financial Corp.	51,004	7,483,817
	Capitol Federal Financial, Inc.	172,686	1,921,995
	Capstar Financial Holdings, Inc.	2,201	47,211
	Cathay General Bancorp	70,157	3,168,290
	Cboe Global Markets, Inc.	11,984	1,420,464
	CBTX, Inc.	10,878	320,140
*»	CCUR Holdings, Inc.	2	12,000
	Central Pacific Financial Corp.	40,073	1,166,124
	Central Valley Community Bancorp	4,680	104,832
	Charles Schwab Corp.	59,213	5,192,980
	Chemung Financial Corp.	3,608	165,355
	Chubb Ltd.	25,440	5,018,803
	Cincinnati Financial Corp.	61,758	7,276,945
	Citigroup, Inc.	117,753	7,668,075
	Citizens & Northern Corp.	5,780	145,194
	Citizens Community Bancorp, Inc.	4,408	63,652
	Citizens Financial Group, Inc.	97,760	5,031,707
	Citizens Holding Co.	2,806	50,620
#*	Citizens, Inc.	46,149	219,208
	City Holding Co.	13,464	1,079,947
	Civista Bancshares, Inc.	12,586	303,448
	CME Group, Inc.	14,913	3,422,533
	CNA Financial Corp.	18,368	843,275
	CNB Financial Corp.	13,535	361,520
	CNO Financial Group, Inc.	16,341	407,545
*	Coastal Financial Corp.	800	38,736
	Codorus Valley Bancorp, Inc.	8,409	182,307
	Cohen & Steers, Inc.	29,832	2,491,867
	Colony Bankcorp, Inc.	5,499	92,658
	Columbia Banking System, Inc.	67,858	2,359,423
*	Columbia Financial, Inc.	44,039	932,306
	Comerica, Inc.	55,683	5,166,269
	Commerce Bancshares, Inc.	67,848	4,675,406
	Community Bank System, Inc.	54,753	3,910,459

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Financial Corp.	3,756	$148,738
	Community Trust Bancorp, Inc.	18,488	816,985
	Community West Bancshares	2,872	40,036
	ConnectOne Bancorp, Inc.	34,400	1,101,144
*	Consumer Portfolio Services, Inc.	54,459	645,339
	Cowen, Inc., Class A	18,912	599,132
	Crawford & Co., Class A	44,722	340,334
	Crawford & Co., Class B	32,131	243,232
*	Credit Acceptance Corp.	9,554	5,154,956
	Cullen/Frost Bankers, Inc.	37,986	5,356,406
*	Customers Bancorp, Inc.	25,241	1,471,550
	CVB Financial Corp.	123,991	2,731,522
	Diamond Hill Investment Group, Inc.	4,348	811,989
	Dime Community Bancshares, Inc.	40,119	1,402,560
	Discover Financial Services	54,950	6,360,462
	Donegal Group, Inc., Class A	30,139	432,495
	Donegal Group, Inc., Class B	3,821	52,386
*	Donnelley Financial Solutions, Inc.	33,283	1,238,793
	Eagle Bancorp Montana, Inc.	4,214	96,079
	Eagle Bancorp, Inc.	25,813	1,548,006
	East West Bancorp, Inc.	76,183	6,577,640
#*	eHealth, Inc.	13,573	296,570
	Elmira Savings Bank	1,680	38,388
	Emclaire Financial Corp.	500	14,250
	Employers Holdings, Inc.	22,431	877,052
#*	Encore Capital Group, Inc.	25,358	1,635,591
*	Enova International, Inc.	37,642	1,516,220
*	Enstar Group Ltd.	15,614	4,138,959
	Enterprise Bancorp, Inc.	6,505	277,698
	Enterprise Financial Services Corp.	30,921	1,531,826
	Equitable Holdings, Inc.	241,020	8,107,913
	Equity Bancshares, Inc., Class A	10,114	324,255
#	Erie Indemnity Co., Class A	5,762	1,060,784
*	Esquire Financial Holdings, Inc.	826	28,472
	ESSA Bancorp, Inc.	11,606	204,846
	Essent Group Ltd.	36,623	1,671,474
	Evans Bancorp, Inc.	4,676	199,104
	Evercore, Inc., Class A	21,029	2,624,840
	Everest Re Group Ltd.	19,038	5,395,369
*	EZCORP, Inc., Class A	91,227	544,625
	FactSet Research Systems, Inc.	4,329	1,826,362
	Farmers & Merchants Bancorp, Inc.	2,553	80,649
	Farmers National Banc Corp.	15,024	262,169
	FB Financial Corp.	47,861	2,130,772
	Federal Agricultural Mortgage Corp., Class A	987	112,266
	Federal Agricultural Mortgage Corp., Class C	13,008	1,584,374
	Federated Hermes, Inc.	61,326	2,030,504
#	Fidelity D&D Bancorp, Inc.	50	2,632
	Fidelity National Financial, Inc.	191,995	9,666,948
	Fifth Third Bancorp	219,351	9,789,635
	Financial Institutions, Inc.	11,169	360,089
	First American Financial Corp.	109,129	8,131,202
	First BanCorp	224,091	3,260,524
	First BanCorp	33,135	1,454,958
	First Bancorp, Inc.	10,347	332,553
	First Bancshares, Inc.	4,666	168,303
	First Bancshares, Inc.	700	11,918
	First Bank	10,678	156,433
	First Busey Corp.	45,877	1,279,051

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	8,680	$292,342
	First Capital, Inc.	2,700	107,325
	First Citizens BancShares, Inc., Class A	11,143	8,681,288
	First Commonwealth Financial Corp.	86,213	1,427,687
	First Community Bankshares, Inc.	17,730	553,353
	First Community Corp.	8,626	182,354
	First Financial Bancorp	76,850	1,937,388
	First Financial Bankshares, Inc.	69,371	3,259,743
	First Financial Corp.	13,801	619,527
	First Financial Northwest, Inc.	19,410	322,400
	First Foundation, Inc.	38,320	1,002,068
#	First Guaranty Bancshares, Inc.	425	8,764
	First Hawaiian, Inc.	10,800	306,180
	First Horizon Corp.	432,866	7,406,337
	First Internet Bancorp	7,590	381,473
#	First Interstate BancSystem, Inc., Class A	37,577	1,380,955
	First Merchants Corp.	56,233	2,385,966
	First Mid Bancshares, Inc.	3,878	159,580
	First Midwest Bancorp, Inc.	94,191	1,956,347
	First Northwest Bancorp	8,648	192,764
	First of Long Island Corp.	21,178	464,010
	First Republic Bank	13,415	2,328,710
	First Savings Financial Group, Inc.	6,504	171,315
	First U.S. Bancshares, Inc.	1,708	18,617
	First United Corp.	7,908	157,606
*	First Western Financial, Inc.	622	20,339
	FirstCash Holdings, Inc.	41,450	2,889,065
	Flagstar Bancorp, Inc.	43,958	1,989,099
	Flushing Financial Corp.	39,237	926,386
	FNB Corp.	287,758	3,717,826
	Franklin Resources, Inc.	104,456	3,339,458
	FS Bancorp, Inc.	6,378	211,877
	Fulton Financial Corp.	133,429	2,395,051
#*	FVCBankcorp, Inc.	4,482	90,536
	GAMCO Investors, Inc., Class A	4,141	93,214
*	Genworth Financial, Inc., Class A	135,563	528,696
	German American Bancorp, Inc.	28,444	1,126,382
	Glacier Bancorp, Inc.	82,727	4,296,013
	Global Indemnity Group LLC, Class A	16,069	418,115
	Globe Life, Inc.	46,681	4,775,466
	Goldman Sachs Group, Inc.	29,831	10,580,459
	Great Southern Bancorp, Inc.	12,597	747,506
	Great Western Bancorp, Inc.	44,062	1,360,635
*	Green Dot Corp., Class A	36,636	1,161,728
	Greenhill & Co., Inc.	6,333	105,634
*	Greenlight Capital Re Ltd., Class A	23,521	170,292
	Guaranty Bancshares, Inc.	2,945	104,665
	Guaranty Federal Bancshares, Inc.	2,787	90,856
*	Hallmark Financial Services, Inc.	14,530	61,898
	Hamilton Lane, Inc., Class A	6,988	632,134
	Hancock Whitney Corp.	71,063	3,746,441
	Hanmi Financial Corp.	22,583	607,031
	Hanover Insurance Group, Inc.	24,764	3,416,441
	HarborOne Bancorp, Inc.	14,730	209,166
	Hartford Financial Services Group, Inc.	139,081	9,995,751
	Hawthorn Bancshares, Inc.	6,754	172,227
	HCI Group, Inc.	19,871	1,348,645
	Heartland Financial USA, Inc.	43,020	2,238,331
#	Hennessy Advisors, Inc.	6,499	67,427

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Commerce Corp.	47,956	$597,532
	Heritage Financial Corp.	29,911	725,641
	Heritage Insurance Holdings, Inc.	39,291	244,783
	Hilltop Holdings, Inc.	87,768	2,898,977
	Hingham Institution For Savings	1,835	711,668
*	HMN Financial, Inc.	2,450	59,413
	Home Bancorp, Inc.	7,804	303,185
	Home BancShares, Inc.	137,523	3,240,042
	HomeStreet, Inc.	23,834	1,161,908
	HomeTrust Bancshares, Inc.	9,675	301,183
	Hope Bancorp, Inc.	105,697	1,770,425
	Horace Mann Educators Corp.	34,565	1,313,816
	Horizon Bancorp, Inc.	34,426	734,307
	Houlihan Lokey, Inc.	25,633	2,724,275
	Huntington Bancshares, Inc.	468,169	7,050,625
	IF Bancorp, Inc.	779	20,098
	Independence Holding Co.	10,638	605,834
	Independent Bank Corp.	50,025	4,219,609
	Independent Bank Corp.	20,166	493,664
	Independent Bank Group, Inc.	35,445	2,690,984
	Interactive Brokers Group, Inc., Class A	4,012	273,578
	Intercontinental Exchange, Inc.	33,150	4,198,779
	International Bancshares Corp.	67,107	2,820,507
	Invesco Ltd.	171,277	3,881,137
	Investar Holding Corp.	8,770	168,559
	Investors Bancorp, Inc.	206,884	3,376,347
	Investors Title Co.	2,106	421,179
	James River Group Holdings Ltd.	41,607	1,178,310
#	Janus Henderson Group PLC	96,620	3,565,278
	Jefferies Financial Group, Inc.	147,940	5,420,522
	JPMorgan Chase & Co.	273,311	40,614,015
	Kearny Financial Corp.	69,851	903,872
	Kemper Corp.	69,177	4,149,236
	Kentucky First Federal Bancorp	2,320	17,516
	KeyCorp	240,599	6,029,411
	Kingstone Cos., Inc.	8,547	46,325
	Kinsale Capital Group, Inc.	5,608	1,123,395
	KKR & Co., Inc.	56,329	4,008,372
	Lake Shore Bancorp, Inc.	802	11,838
	Lakeland Bancorp, Inc.	57,244	1,083,629
#	Lakeland Financial Corp.	25,757	2,058,757
	Landmark Bancorp, Inc.	4,589	130,787
	Lazard Ltd., Class A	61,762	2,695,294
	LCNB Corp.	11,830	237,192
*	LendingClub Corp.	57,279	1,074,554
*	LendingTree, Inc.	2,504	305,087
*	Limestone Bancorp, Inc.	1,669	31,778
	Lincoln National Corp.	92,251	6,455,725
	Live Oak Bancshares, Inc.	36,024	2,120,373
	Loews Corp.	70,740	4,220,348
	LPL Financial Holdings, Inc.	27,244	4,694,686
	Luther Burbank Corp.	900	11,547
	M&T Bank Corp.	35,057	5,937,955
	Macatawa Bank Corp.	32,331	292,272
	Magyar Bancorp, Inc.	2,407	28,860
#*	Maiden Holdings Ltd.	78,057	217,779
*	Malvern Bancorp, Inc.	7,168	110,817
*	Markel Corp.	4,430	5,461,038
	MarketAxess Holdings, Inc.	531	182,919

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Marsh & McLennan Cos., Inc.	13,535	$2,079,517
*	MBIA, Inc.	246,439	3,368,821
	Mercantile Bank Corp.	14,578	560,816
	Merchants Bancorp	6,597	192,303
	Mercury General Corp.	45,463	2,485,008
	Meta Financial Group, Inc.	34,832	2,071,111
	MetLife, Inc.	54,614	3,662,415
*	Metropolitan Bank Holding Corp.	700	70,000
	MGIC Investment Corp.	70,927	1,076,672
	Mid Penn Bancorp, Inc.	1,913	57,103
	Middlefield Banc Corp.	5,786	147,977
	Midland States Bancorp, Inc.	6,782	195,796
	MidWestOne Financial Group, Inc.	9,912	316,490
	Moelis & Co., Class A	38,797	2,190,867
	Morgan Stanley	152,000	15,586,080
	Morningstar, Inc.	6,136	1,763,548
*	Mr Cooper Group, Inc.	74,750	3,001,212
	MSCI, Inc.	4,997	2,678,992
	MVB Financial Corp.	8,380	335,368
	Nasdaq, Inc.	22,326	4,001,042
	National Bank Holdings Corp., Class A	38,269	1,737,413
	National Bankshares, Inc.	4,963	178,370
	National Western Life Group, Inc., Class A	3,710	793,458
	Navient Corp.	149,752	2,610,177
	NBT Bancorp, Inc.	49,907	1,930,403
	Nelnet, Inc., Class A	29,960	2,652,359
#	New York Community Bancorp, Inc.	230,792	2,691,035
*	NI Holdings, Inc.	12,427	239,841
*	Nicholas Financial, Inc.	8,010	86,108
#*	Nicolet Bankshares, Inc.	5,189	483,081
*	NMI Holdings, Inc., Class A	70,691	1,748,895
	Northeast Bank	2,442	89,182
	Northern Trust Corp.	85,297	9,949,042
	Northfield Bancorp, Inc.	43,566	686,600
	Northrim BanCorp, Inc.	7,507	329,858
	Northwest Bancshares, Inc.	107,921	1,522,765
	Norwood Financial Corp.	2,461	68,416
#	Oak Valley Bancorp	4,505	81,270
	OceanFirst Financial Corp.	49,664	1,127,373
	Oconee Federal Financial Corp.	1,780	40,744
	OFG Bancorp	44,558	1,232,920
	Ohio Valley Banc Corp.	2,002	59,059
	Old National Bancorp	164,425	3,013,910
	Old Point Financial Corp.	4,109	98,616
	Old Republic International Corp.	241,850	6,198,615
	Old Second Bancorp, Inc.	14,324	192,371
	OneMain Holdings, Inc.	94,130	4,862,756
*	Open Lending Corp., Class A	11,536	219,069
	Oppenheimer Holdings, Inc., Class A	9,819	416,227
	Origin Bancorp, Inc.	8,427	360,001
	Orrstown Financial Services, Inc.	9,962	246,560
	Pacific Premier Bancorp, Inc.	79,983	3,059,350
	PacWest Bancorp	92,427	4,291,386
*	Palomar Holdings, Inc.	7,635	402,746
	Park National Corp.	14,712	1,992,888
	Parke Bancorp, Inc.	11,518	278,966
	Pathfinder Bancorp, Inc.	1,218	20,937
*	Patriot National Bancorp, Inc.	120	1,769
#	PCB Bancorp	2,869	64,524

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PCSB Financial Corp.	7,544	$140,922
	Peapack-Gladstone Financial Corp.	15,604	574,851
	Penns Woods Bancorp, Inc.	7,925	194,004
#	PennyMac Financial Services, Inc.	1,097	68,782
	Peoples Bancorp of North Carolina, Inc.	3,626	103,341
	Peoples Bancorp, Inc.	24,720	819,468
	Peoples Financial Services Corp.	557	28,257
	People's United Financial, Inc.	274,473	5,319,287
	Pinnacle Financial Partners, Inc.	60,315	5,833,064
	Piper Sandler Cos.	16,627	2,564,216
	PJT Partners, Inc., Class A	13,672	947,743
#	Plumas Bancorp	5,164	193,495
	PNC Financial Services Group, Inc.	31,663	6,522,261
	Popular, Inc.	80,189	7,150,453
*	PRA Group, Inc.	36,491	1,696,831
	Preferred Bank	12,620	985,117
	Premier Financial Corp.	29,357	876,306
	Primerica, Inc.	32,455	5,009,105
	Primis Financial Corp.	13,019	193,462
#	Principal Financial Group, Inc.	72,212	5,275,809
	ProAssurance Corp.	44,363	1,062,937
*	PROG Holdings, Inc.	72,727	2,895,262
	Progressive Corp.	32,917	3,576,761
	Prosperity Bancshares, Inc.	79,051	5,790,486
	Provident Bancorp, Inc.	15,467	279,643
	Provident Financial Holdings, Inc.	7,891	132,806
	Provident Financial Services, Inc.	63,825	1,542,650
	Prudential Bancorp, Inc.	8,982	125,748
	Prudential Financial, Inc.	45,491	5,075,431
	Pzena Investment Management, Inc., Class A	5,580	56,581
	QCR Holdings, Inc.	12,408	707,752
	Radian Group, Inc.	118,291	2,648,535
#	Randolph Bancorp, Inc.	4,141	103,007
	Raymond James Financial, Inc.	34,222	3,623,083
	RBB Bancorp	2,547	68,744
	Regional Management Corp.	18,076	917,538
	Regions Financial Corp.	256,883	5,892,896
	Reinsurance Group of America, Inc.	30,108	3,457,302
	RenaissanceRe Holdings Ltd.	33,797	5,311,874
	Renasant Corp.	47,151	1,734,214
	Republic Bancorp, Inc., Class A	15,725	770,840
#*	Republic First Bancorp, Inc.	69,641	299,456
	Riverview Bancorp, Inc.	17,817	134,518
	RLI Corp.	32,401	3,394,977
	S&T Bancorp, Inc.	33,330	1,026,897
*	Safeguard Scientifics, Inc.	16,646	106,201
	Safety Insurance Group, Inc.	11,824	973,470
	Salisbury Bancorp, Inc.	1,317	73,146
	Sandy Spring Bancorp, Inc.	42,419	2,006,843
	SB Financial Group, Inc.	4,664	89,877
	Seacoast Banking Corp. of Florida	41,918	1,530,007
*	Security National Financial Corp., Class A	8,503	79,333
	SEI Investments Co.	55,511	3,253,500
	Selective Insurance Group, Inc.	61,846	4,879,649
#*	Selectquote, Inc.	44,122	326,062
	ServisFirst Bancshares, Inc.	43,676	3,706,782
	Shore Bancshares, Inc.	15,868	313,234
	Sierra Bancorp	20,052	531,980
	Signature Bank	24,726	7,532,281

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	7,061	$118,625
	Simmons First National Corp., Class A	89,842	2,569,481
*	SiriusPoint Ltd.	76,024	643,923
	SLM Corp.	282,090	5,173,531
	SmartFinancial, Inc.	2,623	70,323
	Sound Financial Bancorp, Inc.	1,602	70,055
	South State Corp.	68,482	5,780,566
*	Southern First Bancshares, Inc.	8,205	480,813
	Southern Missouri Bancorp, Inc.	3,699	204,555
	Southside Bancshares, Inc.	36,678	1,536,808
	Spirit of Texas Bancshares, Inc.	1,223	34,048
	State Auto Financial Corp.	35,963	1,859,287
	State Street Corp.	97,744	9,236,808
	Sterling Bancorp	159,439	4,191,651
#*	Sterling Bancorp, Inc.	2,300	13,685
	Stewart Information Services Corp.	21,871	1,562,246
	Stifel Financial Corp.	103,447	7,748,180
	Stock Yards Bancorp, Inc.	28,793	1,715,487
*	StoneX Group, Inc.	15,702	1,030,208
	Summit Financial Group, Inc.	4,130	115,310
	Summit State Bank	4,662	75,245
*	SVB Financial Group	6,595	3,850,820
	Synchrony Financial	207,888	8,853,950
	Synovus Financial Corp.	121,400	6,040,864
	T Rowe Price Group, Inc.	26,566	4,102,587
	Territorial Bancorp, Inc.	6,135	151,780
*	Texas Capital Bancshares, Inc.	41,358	2,593,147
	TFS Financial Corp.	46,620	810,256
	Timberland Bancorp, Inc.	8,054	223,740
	Tiptree, Inc.	69,777	864,537
	Tompkins Financial Corp.	18,337	1,458,892
	Towne Bank	64,511	2,024,355
	Tradeweb Markets, Inc., Class A	7,876	667,649
	Travelers Cos., Inc.	81,749	13,585,049
	TriCo Bancshares	34,001	1,478,023
*	TriState Capital Holdings, Inc.	26,215	828,132
*	Triumph Bancorp, Inc.	21,957	1,920,798
	Truist Financial Corp.	85,027	5,341,396
#*	Trupanion, Inc.	5,131	488,728
	TrustCo Bank Corp. NY	22,901	776,344
	Trustmark Corp.	61,441	2,001,748
	U.S. Bancorp	110,257	6,415,855
	UMB Financial Corp.	39,371	3,876,075
	Umpqua Holdings Corp.	180,544	3,661,432
	Union Bankshares, Inc.	2,000	62,100
#	United Bancorp, Inc.	1,000	17,200
	United Bancshares, Inc.	2,040	62,036
	United Bankshares, Inc.	145,029	5,123,875
	United Community Banks, Inc.	59,636	2,110,518
	United Fire Group, Inc.	26,736	666,796
	United Insurance Holdings Corp.	39,515	159,641
	United Security Bancshares	16,748	137,166
	Unity Bancorp, Inc.	6,471	192,448
	Universal Insurance Holdings, Inc.	58,636	1,010,885
	Univest Financial Corp.	25,846	778,740
	Unum Group	128,011	3,248,919
	Valley National Bancorp	290,252	4,040,308
#	Value Line, Inc.	3,433	202,478
	Veritex Holdings, Inc.	40,314	1,618,607

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Victory Capital Holdings, Inc., Class A	2,999	$97,977
	Virtu Financial, Inc., Class A	53,831	1,664,993
	Virtus Investment Partners, Inc.	8,380	2,192,878
#	Voya Financial, Inc.	87,328	5,934,811
	Walker & Dunlop, Inc.	35,100	4,647,591
	Washington Federal, Inc.	73,039	2,557,826
	Washington Trust Bancorp, Inc.	13,407	765,272
	Waterstone Financial, Inc.	23,194	473,621
	Webster Financial Corp.	73,942	4,200,645
	Wells Fargo & Co.	236,230	12,709,174
	WesBanco, Inc.	56,508	2,005,469
	West BanCorp, Inc.	20,480	604,570
	Westamerica BanCorp	25,665	1,490,623
	Western Alliance Bancorp	65,872	6,533,844
	Western New England Bancorp, Inc.	33,957	308,330
	Westwood Holdings Group, Inc.	6,970	133,127
	White Mountains Insurance Group Ltd.	2,746	2,858,476
	Willis Towers Watson PLC	21,807	5,101,966
	Wintrust Financial Corp.	47,223	4,631,160
#	WisdomTree Investments, Inc.	110,462	619,692
#*	World Acceptance Corp.	9,717	1,836,319
	WR Berkley Corp.	58,523	4,945,193
	WSFS Financial Corp.	63,826	3,343,206
#	WVS Financial Corp.	1,627	25,137
	Zions Bancorp NA	108,744	7,375,018
TOTAL FINANCIALS			1,107,260,039
HEALTH CARE — (10.0%)
*	10X Genomics, Inc., Class A	430	41,396
#*	2seventy bio, Inc.	6,137	114,578
	Abbott Laboratories	64,235	8,187,393
	AbbVie, Inc.	9,721	1,330,708
*	ABIOMED, Inc.	2,919	863,645
*	Acadia Healthcare Co., Inc.	89,056	4,688,798
*	ACADIA Pharmaceuticals, Inc.	44,995	1,011,938
#*	Accuray, Inc.	40,100	146,365
††	Achillion Pharmaceuticals, Inc.	196,899	285,504
#*	Adaptive Biotechnologies Corp.	35,845	625,137
*	Addus HomeCare Corp.	11,182	892,659
*	Adverum Biotechnologies, Inc.	50,464	83,266
*	Aeglea BioTherapeutics, Inc.	19,297	82,977
	Agilent Technologies, Inc.	12,036	1,676,856
#*	Agios Pharmaceuticals, Inc.	33,125	1,023,231
#*	Akebia Therapeutics, Inc.	96,111	191,261
*	Akero Therapeutics, Inc.	1,709	29,942
#*	Albireo Pharma, Inc.	13,520	385,185
*	Alector, Inc.	1,625	25,773
*	AlerisLife, Inc.	312	917
*	Align Technology, Inc.	2,744	1,358,170
*	Alkermes PLC	66,773	1,702,711
#*	Allakos, Inc.	3,453	23,342
#*	Allogene Therapeutics, Inc.	30,589	350,244
*	Allscripts Healthcare Solutions, Inc.	123,295	2,493,025
*	Alnylam Pharmaceuticals, Inc.	3,691	507,882
#*	Alpine Immune Sciences, Inc.	5,080	43,180
*	Amedisys, Inc.	7,815	1,055,806
	AmerisourceBergen Corp.	8,850	1,205,370
#*	Amicus Therapeutics, Inc.	5,632	52,997
*	AMN Healthcare Services, Inc.	42,883	4,345,763

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Amphastar Pharmaceuticals, Inc.	52,423	$1,210,447
*	AnaptysBio, Inc.	15,792	504,870
*	AngioDynamics, Inc.	44,256	957,257
*	ANI Pharmaceuticals, Inc.	12,019	485,808
*	Anika Therapeutics, Inc.	11,206	356,351
	Anthem, Inc.	15,836	6,983,518
*	Apollo Medical Holdings, Inc.	12,347	635,624
#*	Applied Genetic Technologies Corp.	14,385	28,051
*	Apyx Medical Corp.	12,837	147,626
#*	Aravive, Inc.	1,801	3,890
*	Arcturus Therapeutics Holdings, Inc.	5,991	156,545
#*	Arcus Biosciences, Inc.	31,899	982,489
#*	Arcutis Biotherapeutics, Inc.	3,820	57,720
#*	Ardelyx, Inc.	45,117	37,276
*	Arena Pharmaceuticals, Inc.	37,140	3,416,137
*	Artivion, Inc.	34,115	607,247
#*	Assembly Biosciences, Inc.	9,760	18,154
#*	Atara Biotherapeutics, Inc.	43,226	663,951
*	AtriCure, Inc.	11,845	777,506
	Atrion Corp.	1,718	1,040,094
*	Avanos Medical, Inc.	51,066	1,545,257
*	Avantor, Inc.	38,978	1,455,049
*	AxoGen, Inc.	24,022	209,232
#*	Axonics, Inc.	27,215	1,290,807
	Baxter International, Inc.	45,079	3,851,550
	Becton Dickinson & Co.	9,587	2,436,440
*	Biogen, Inc.	8,875	2,005,750
#*	Biohaven Pharmaceutical Holding Co. Ltd.	1,178	156,521
*	BioMarin Pharmaceutical, Inc.	6,298	558,192
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,575,840
	Bio-Techne Corp.	2,070	779,169
*	Bioventus, Inc., Class A	35	456
#*	Bluebird Bio, Inc.	18,414	145,286
*	Blueprint Medicines Corp.	29,384	2,265,506
*	Boston Scientific Corp.	41,667	1,787,514
	Bristol-Myers Squibb Co.	108,428	7,035,893
*	Brookdale Senior Living, Inc.	155,535	822,780
	Bruker Corp.	22,783	1,517,348
*	Cara Therapeutics, Inc.	9,340	108,157
	Cardinal Health, Inc.	49,029	2,528,426
*	Cardiovascular Systems, Inc.	17,069	299,902
*	CareDx, Inc.	880	36,784
#*	Castle Biosciences, Inc.	5,682	245,746
*	Catalent, Inc.	20,477	2,128,175
*	Catalyst Biosciences, Inc.	2,195	1,273
*	Catalyst Pharmaceuticals, Inc.	62,575	360,432
*	Celldex Therapeutics, Inc.	5,667	175,734
*	Centene Corp.	72,220	5,615,827
	Cerner Corp.	33,766	3,079,459
*	Change Healthcare, Inc.	27,608	543,325
*	Charles River Laboratories International, Inc.	5,075	1,673,532
	Chemed Corp.	4,093	1,919,249
#*	ChemoCentryx, Inc.	3,886	104,495
#*	Chimerix, Inc.	99,671	569,121
	Cigna Corp.	32,953	7,594,348
*	Codexis, Inc.	12,849	263,404
#*	Collegium Pharmaceutical, Inc.	28,965	517,025
*	Community Health Systems, Inc.	38,093	483,400
*	Computer Programs & Systems, Inc.	9,900	280,368

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Concert Pharmaceuticals, Inc.	23,891	$72,390
#	CONMED Corp.	18,893	2,599,299
#††	Contra Aduro Biotech I	740	1,339
††	Contra Pfenex, Inc.	17,006	12,755
	Cooper Cos., Inc.	3,932	1,566,116
*	Corcept Therapeutics, Inc.	67,943	1,275,290
*	CorVel Corp.	12,788	2,252,223
*	Covetrus, Inc.	83,274	1,504,761
*	Crinetics Pharmaceuticals, Inc.	5,504	103,971
#*	CRISPR Therapeutics AG	19,958	1,272,322
*	Cross Country Healthcare, Inc.	39,131	841,708
#*	Cue Biopharma, Inc.	36,274	268,065
*	Cumberland Pharmaceuticals, Inc.	23,548	79,121
#*	Cutera, Inc.	8,986	327,180
	CVS Health Corp.	118,113	12,580,216
	Danaher Corp.	32,906	9,404,206
*	DaVita, Inc.	37,694	4,084,899
#*	Deciphera Pharmaceuticals, Inc.	12,374	104,313
*	Denali Therapeutics, Inc.	37,551	1,284,995
	DENTSPLY SIRONA, Inc.	42,321	2,260,788
*	Eagle Pharmaceuticals, Inc.	10,145	466,061
*	Editas Medicine, Inc.	36,631	697,454
*	Elanco Animal Health, Inc.	151,430	3,943,237
»	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	46,620
*	Emergent BioSolutions, Inc.	48,185	2,255,058
*	Enanta Pharmaceuticals, Inc.	17,953	1,066,767
	Encompass Health Corp.	45,243	2,806,876
#*	Endo International PLC	75,915	242,169
	Ensign Group, Inc.	59,945	4,521,651
*	Envista Holdings Corp.	100,488	4,345,101
*	Enzo Biochem, Inc.	40,669	130,954
#*	Evolent Health, Inc., Class A	75,979	1,801,462
#*	Exact Sciences Corp.	9,431	720,151
*	Exelixis, Inc.	165,120	2,988,672
#*	Fate Therapeutics, Inc.	4,225	175,380
*	FibroGen, Inc.	9,102	137,349
#*	Fluidigm Corp.	71,454	233,655
*	FONAR Corp.	7,435	115,466
#*	Fulcrum Therapeutics, Inc.	2,312	28,114
#*	G1 Therapeutics, Inc.	29,697	299,346
	Gilead Sciences, Inc.	71,697	4,924,150
*	Glaukos Corp.	8,968	477,456
#*	Global Blood Therapeutics, Inc.	28,993	836,448
*	Globus Medical, Inc., Class A	32,209	2,149,307
*	Great Elm Group, Inc.	14,407	26,797
#*	Guardant Health, Inc.	4,495	312,627
*	Haemonetics Corp.	30,970	1,497,399
#*	Halozyme Therapeutics, Inc.	31,929	1,105,063
*	Hanger, Inc.	17,350	314,555
*	Harvard Bioscience, Inc.	43,252	251,727
#*	Health Catalyst, Inc.	15,986	477,182
*	HealthEquity, Inc.	47,907	2,560,150
*	HealthStream, Inc.	25,797	628,157
*	Henry Schein, Inc.	33,422	2,516,677
#*	Heron Therapeutics, Inc.	5,585	48,645
#*	Heska Corp.	5,897	811,309
*	Hologic, Inc.	36,504	2,564,041
*	Horizon Therapeutics PLC	27,132	2,532,230

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	9,303	$3,651,427
*	ICU Medical, Inc.	15,279	3,259,927
#*	Ideaya Biosciences, Inc.	6,440	106,711
#*	IGM Biosciences, Inc.	2,121	37,542
*	Incyte Corp.	7,515	558,590
*	InfuSystem Holdings, Inc.	10,768	162,597
*	Innoviva, Inc.	77,934	1,249,282
*	Inogen, Inc.	17,005	505,559
#*	Insmed, Inc.	27,730	628,916
*	Insulet Corp.	1,544	382,912
*	Integer Holdings Corp.	29,064	2,278,908
*	Integra LifeSciences Holdings Corp.	38,640	2,501,554
#*	Intellia Therapeutics, Inc.	36,638	3,464,856
*	Intersect ENT, Inc.	6,200	169,880
*	Intra-Cellular Therapies, Inc.	35,412	1,681,716
*	IntriCon Corp.	5,799	84,839
*	Intuitive Surgical, Inc.	2,106	598,483
*	Invacare Corp.	30,428	68,463
*	Ionis Pharmaceuticals, Inc.	10,672	339,370
#*	Iovance Biotherapeutics, Inc.	83,572	1,391,474
*	IQVIA Holdings, Inc.	8,310	2,035,119
*	iRadimed Corp.	3,451	137,419
*	IRIDEX Corp.	1,305	6,890
*	Ironwood Pharmaceuticals, Inc.	125,097	1,394,832
*	IVERIC bio, Inc.	45,990	641,101
*	Jazz Pharmaceuticals PLC	38,917	5,405,960
	Johnson & Johnson	137,334	23,661,275
*	Joint Corp.	6,000	324,240
*	Jounce Therapeutics, Inc.	4,100	30,668
*	Karuna Therapeutics, Inc.	6,527	724,889
*	Kewaunee Scientific Corp.	2,037	29,842
#*	Kodiak Sciences, Inc.	10,657	625,566
#*	Krystal Biotech, Inc.	13,343	787,237
#*	Kura Oncology, Inc.	21,420	301,808
*	Kymera Therapeutics, Inc.	2,627	110,334
*	Laboratory Corp. of America Holdings	23,553	6,391,342
#*	Lannett Co., Inc.	21,420	32,773
*	Lantheus Holdings, Inc.	41,656	1,058,479
	LeMaitre Vascular, Inc.	23,483	993,566
*	LENSAR, Inc.	38,325	228,417
*	LHC Group, Inc.	21,394	2,654,995
*	Ligand Pharmaceuticals, Inc.	11,011	1,372,301
#*	LivaNova PLC	31,766	2,385,944
*	MacroGenics, Inc.	36,860	455,221
#*	Madrigal Pharmaceuticals, Inc.	11,697	673,513
*	Masimo Corp.	5,582	1,227,314
	McKesson Corp.	13,906	3,569,948
*»	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	63,680	1,556,976
*	Medpace Holdings, Inc.	11,051	1,961,110
	Medtronic PLC	57,439	5,944,362
	Merck & Co., Inc.	174,398	14,209,949
*	Meridian Bioscience, Inc.	39,436	822,241
*	Merit Medical Systems, Inc.	36,353	2,015,774
#*	Merrimack Pharmaceuticals, Inc.	9,794	50,733
*	Mirati Therapeutics, Inc.	1,103	131,588
*	ModivCare, Inc.	22,606	2,620,714
#*	Molecular Templates, Inc.	5,809	17,892
*	Molina Healthcare, Inc.	10,771	3,128,760

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Morphic Holding, Inc.	13,092	$555,494
*	Myriad Genetics, Inc.	70,387	1,850,474
#*	NanoString Technologies, Inc.	901	31,283
#*	Natera, Inc.	3,068	216,754
	National HealthCare Corp.	13,145	859,683
	National Research Corp.	17,603	732,285
*	Natus Medical, Inc.	29,106	670,602
#*	Nektar Therapeutics	110,844	1,232,585
*	Neogen Corp.	41,419	1,510,551
*	NeoGenomics, Inc.	55,670	1,254,802
*	Neurocrine Biosciences, Inc.	2,879	227,499
*	Nevro Corp.	820	53,874
*	NextGen Healthcare, Inc.	49,485	955,555
#*	Novavax, Inc.	1,579	147,952
#*	Novocure Ltd.	1,600	109,840
*	Nurix Therapeutics, Inc.	12,644	235,431
*	NuVasive, Inc.	37,518	1,951,311
*	Omnicell, Inc.	8,662	1,300,513
#*	OPKO Health, Inc.	213,590	668,537
#*	OptimizeRx Corp.	2,470	110,977
*	Option Care Health, Inc.	73,745	1,723,421
*	OraSure Technologies, Inc.	59,193	523,858
	Organon & Co.	41,688	1,330,264
*	Orthofix Medical, Inc.	16,477	500,901
#*	OrthoPediatrics Corp.	11,890	562,278
#*	Otonomy, Inc.	16,218	32,598
	Owens & Minor, Inc.	58,527	2,463,401
*	Pacira BioSciences, Inc.	21,070	1,322,564
	Patterson Cos., Inc.	73,369	2,104,957
#*††	PDL BioPharma, Inc.	418,608	1,435,825
*	Pennant Group, Inc.	27,637	459,327
#*	Penumbra, Inc.	1,533	346,473
	PerkinElmer, Inc.	29,838	5,137,208
	Perrigo Co. PLC	89,989	3,425,881
#*	PetIQ, Inc.	20,280	414,523
	Pfizer, Inc.	341,124	17,973,824
	Phibro Animal Health Corp., Class A	17,177	331,516
	Premier, Inc., Class A	82,961	3,170,769
*	Prestige Consumer Healthcare, Inc.	44,176	2,493,735
*	Progyny, Inc.	1,480	59,940
#*	Protagonist Therapeutics, Inc.	28,048	821,526
*	Prothena Corp. PLC	45,310	1,544,165
#*	Quanterix Corp.	7,305	222,364
	Quest Diagnostics, Inc.	24,047	3,246,826
*	Quidel Corp.	25,367	2,621,933
*	R1 RCM, Inc.	52,453	1,247,332
*	RadNet, Inc.	36,336	935,652
#*	RAPT Therapeutics, Inc.	7,056	152,551
*	Regeneron Pharmaceuticals, Inc.	4,878	2,968,702
*	REGENXBIO, Inc.	28,152	743,213
*	Repligen Corp.	5,096	1,010,741
*	Replimune Group, Inc.	16,439	325,985
	ResMed, Inc.	9,930	2,269,998
#*	Revance Therapeutics, Inc.	15,957	212,707
#*	REVOLUTION Medicines, Inc.	29,180	627,954
#*	Rhythm Pharmaceuticals, Inc.	3,356	24,868
*	Rigel Pharmaceuticals, Inc.	93,028	238,152
*	Rocket Pharmaceuticals, Inc.	16,790	279,386
	Royalty Pharma PLC, Class A	17,638	705,696

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Rubius Therapeutics, Inc.	4,112	$27,756
*	Sage Therapeutics, Inc.	32,054	1,263,569
*	Sangamo Therapeutics, Inc.	154,815	933,534
*	Sarepta Therapeutics, Inc.	1,206	86,313
*	Seagen, Inc.	6,155	827,909
*	SeaSpine Holdings Corp.	20,136	241,229
	Select Medical Holdings Corp.	153,664	3,569,615
#*	Shockwave Medical, Inc.	4,644	673,241
#*	SI-BONE, Inc.	14,415	283,975
#	Simulations Plus, Inc.	1,697	72,156
#*	Spectrum Pharmaceuticals, Inc.	56,959	39,945
#*	Spero Therapeutics, Inc.	1,198	14,220
#*	SpringWorks Therapeutics, Inc.	10,668	593,994
*	STAAR Surgical Co.	4,852	352,837
	STERIS PLC	12,506	2,806,346
	Stryker Corp.	5,109	1,267,287
*	Supernus Pharmaceuticals, Inc.	44,330	1,367,580
#*	Surgalign Holdings, Inc.	43,520	30,029
#*	Surgery Partners, Inc.	34,579	1,475,486
*	Surmodics, Inc.	16,171	738,691
*	Sutro Biopharma, Inc.	5,700	60,876
*	Syndax Pharmaceuticals, Inc.	37,231	608,355
*	Syneos Health, Inc.	68,802	6,230,709
*	Synlogic, Inc.	10	21
#*	Syros Pharmaceuticals, Inc.	5,033	9,965
*	Tabula Rasa HealthCare, Inc.	1,462	15,775
*	Tactile Systems Technology, Inc.	10,803	170,363
*	Tandem Diabetes Care, Inc.	1,410	166,535
*	Taro Pharmaceutical Industries Ltd.	17,185	804,602
#*	Teladoc Health, Inc.	20,701	1,587,974
	Teleflex, Inc.	4,431	1,374,452
*	Tenet Healthcare Corp.	35,047	2,597,684
	Thermo Fisher Scientific, Inc.	17,196	9,996,035
*	Tivity Health, Inc.	15,686	399,052
#*	TransMedics Group, Inc.	7,864	124,802
*	Travere Therapeutics, Inc.	34,101	937,777
*	Triple-S Management Corp.	23,718	853,611
#*	Twist Bioscience Corp.	6,024	357,946
	U.S. Physical Therapy, Inc.	9,527	921,928
*	Ultragenyx Pharmaceutical, Inc.	18,349	1,283,146
*	United Therapeutics Corp.	35,102	7,086,041
	UnitedHealth Group, Inc.	43,446	20,531,276
	Universal Health Services, Inc., Class B	54,414	7,077,085
	Utah Medical Products, Inc.	3,795	356,996
*	Vanda Pharmaceuticals, Inc.	27,845	422,130
#*	Varex Imaging Corp.	35,017	913,944
*	Verastem, Inc.	9,291	14,215
#*	Vericel Corp.	3,500	124,530
*	Vertex Pharmaceuticals, Inc.	11,459	2,785,110
	Viatris, Inc.	302,045	4,521,614
*	ViewRay, Inc.	65,032	282,889
*	Viking Therapeutics, Inc.	8,393	31,138
#*	Vir Biotechnology, Inc.	30,239	1,038,105
*	Vocera Communications, Inc.	8,383	662,341
*	Waters Corp.	5,244	1,678,709
	West Pharmaceutical Services, Inc.	7,074	2,781,638
	XBiotech, Inc.	1,910	20,571
*	Xencor, Inc.	35,976	1,236,495
#*	Y-mAbs Therapeutics, Inc.	12,456	123,190

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	25,363	$3,120,156
#*	Zogenix, Inc.	30,421	791,250
*	Zynerba Pharmaceuticals, Inc.	6,156	16,067
TOTAL HEALTH CARE			500,130,696
INDUSTRIALS — (16.1%)
	3M Co.	18,089	3,003,136
	AAON, Inc.	31,879	2,048,226
*	AAR Corp.	35,012	1,409,933
	ABM Industries, Inc.	84,006	3,502,210
*	Acacia Research Corp.	23,539	105,925
	ACCO Brands Corp.	117,212	954,106
	Acme United Corp.	1,921	63,393
	Acuity Brands, Inc.	25,213	4,829,046
#	ADT, Inc.	288,629	2,190,694
#	Advanced Drainage Systems, Inc.	34,561	3,908,503
	AECOM	88,156	6,094,224
#	Aerojet Rocketdyne Holdings, Inc.	33,883	1,307,545
*	AeroVironment, Inc.	16,292	927,341
	AGCO Corp.	39,893	4,675,460
	Air Lease Corp.	132,982	5,294,013
*	Air Transport Services Group, Inc.	50,272	1,349,803
	Alamo Group, Inc.	11,635	1,638,790
*	Alaska Air Group, Inc.	56,002	3,065,549
	Albany International Corp., Class A	27,180	2,275,238
*	Allegiant Travel Co.	12,311	2,199,483
	Allegion PLC	10,433	1,280,442
	Allied Motion Technologies, Inc.	23,454	840,826
	Allison Transmission Holdings, Inc.	58,512	2,222,871
#*	Alpha Pro Tech Ltd.	2,600	12,116
	Altra Industrial Motion Corp.	32,653	1,576,487
	AMERCO	13,857	8,438,220
#*	Ameresco, Inc., Class A	28,826	1,458,884
#*	American Airlines Group, Inc.	46,463	765,246
#*	American Superconductor Corp.	2,072	16,990
*	American Woodmark Corp.	13,807	827,453
	AMETEK, Inc.	27,671	3,784,563
	AO Smith Corp.	49,586	3,789,362
*	API Group Corp.	68,923	1,536,983
	Apogee Enterprises, Inc.	22,486	1,004,000
	Applied Industrial Technologies, Inc.	30,817	3,019,450
#	ArcBest Corp.	27,286	2,413,174
	Arcosa, Inc.	40,664	1,897,382
	Argan, Inc.	18,178	675,313
*	Armstrong Flooring, Inc.	19,022	36,903
	Armstrong World Industries, Inc.	27,329	2,706,118
*	ASGN, Inc.	60,816	6,985,934
	Astec Industries, Inc.	24,868	1,573,896
*	Astronics Corp.	13,897	167,181
#*	Astronics Corp., Class B	13,763	162,266
*	Atkore, Inc.	44,248	4,769,049
*	Atlas Air Worldwide Holdings, Inc.	28,276	2,271,411
*	Avis Budget Group, Inc.	14,511	2,556,548
*	Axon Enterprise, Inc.	7,691	1,076,202
*	AZEK Co., Inc.	16,091	531,486
	AZZ, Inc.	25,054	1,192,069
	Barnes Group, Inc.	45,004	2,032,831
	Barrett Business Services, Inc.	5,321	340,544
*	Beacon Roofing Supply, Inc.	66,745	3,662,298

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BGSF, Inc.	3,024	$41,157
*	Blue Bird Corp.	590	9,151
*	BlueLinx Holdings, Inc.	5,116	366,510
	Boise Cascade Co.	43,747	3,071,914
	Booz Allen Hamilton Holding Corp., Class A	33,485	2,569,304
	Brady Corp., Class A	44,173	2,293,462
*	BrightView Holdings, Inc.	3,230	42,862
	Brink's Co.	18,815	1,312,911
*	Builders FirstSource, Inc.	198,153	13,472,422
	BWX Technologies, Inc.	55,793	2,483,346
*	CACI International, Inc., Class A	20,394	5,046,699
	Canadian Pacific Railway Ltd.	45,653	3,259,624
	Carlisle Cos., Inc.	29,481	6,587,235
	Carrier Global Corp.	54,682	2,607,238
*	Casella Waste Systems, Inc., Class A	33,003	2,507,568
	Caterpillar, Inc.	29,412	5,928,283
*	CBIZ, Inc.	56,917	2,198,704
*	CECO Environmental Corp.	33,179	209,359
	CH Robinson Worldwide, Inc.	23,623	2,472,147
*	Chart Industries, Inc.	19,192	2,338,929
	Chicago Rivet & Machine Co.	855	22,444
*	Cimpress PLC	8,368	562,497
	Cintas Corp.	3,921	1,535,189
*	CIRCOR International, Inc.	21,268	590,612
#*	Clarivate PLC	35,712	587,819
*	Clean Harbors, Inc.	60,544	5,603,347
*	Colfax Corp.	112,519	4,626,781
	Columbus McKinnon Corp.	21,255	919,916
	Comfort Systems USA, Inc.	38,125	3,422,862
*	Commercial Vehicle Group, Inc.	5,644	43,685
	CompX International, Inc.	2,522	56,922
*	Construction Partners, Inc., Class A	7,034	184,572
#*	Copa Holdings SA, Class A	23,297	1,947,163
*	Copart, Inc.	25,142	3,249,603
*	Cornerstone Building Brands, Inc.	12,206	180,038
	Costamare, Inc.	90,777	1,192,810
*	CoStar Group, Inc.	19,470	1,366,015
*	Covenant Logistics Group, Inc.	10,927	237,334
*	CPI Aerostructures, Inc.	7,398	16,867
	CRA International, Inc.	12,547	1,067,248
	Crane Co.	31,638	3,274,849
	CSW Industrials, Inc.	16,758	1,860,138
	CSX Corp.	192,948	6,602,681
	Cummins, Inc.	19,861	4,386,898
	Curtiss-Wright Corp.	32,696	4,341,702
*	Daseke, Inc.	12,863	143,808
	Deere & Co.	19,219	7,234,032
*	Delta Air Lines, Inc.	20,897	829,402
	Deluxe Corp.	35,546	1,069,935
#*	Desktop Metal, Inc., Class A	32,143	131,465
*	DLH Holdings Corp.	3,701	69,431
	Donaldson Co., Inc.	49,140	2,735,132
	Douglas Dynamics, Inc.	38,123	1,392,633
	Dover Corp.	16,701	2,837,667
*	Ducommun, Inc.	10,974	480,112
*	DXP Enterprises, Inc.	15,152	432,590
*	Dycom Industries, Inc.	31,668	2,669,296
#	Eastern Co.	5,972	142,552
	Eaton Corp. PLC	26,007	4,120,289

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	41,913	$4,996,449
	Emerson Electric Co.	31,243	2,872,794
	Encore Wire Corp.	18,399	2,073,383
*	Energy Recovery, Inc.	24,223	474,286
	Enerpac Tool Group Corp.	54,226	967,934
	EnerSys	35,677	2,673,278
	Eneti, Inc.	8,705	59,542
	Ennis, Inc.	24,744	468,404
	EnPro Industries, Inc.	24,193	2,540,749
	Equifax, Inc.	7,143	1,712,606
	ESCO Technologies, Inc.	24,130	1,925,091
	Espey Manufacturing & Electronics Corp.	3,027	39,502
#*	EVI Industries, Inc.	1,100	24,321
*	Evoqua Water Technologies Corp.	57,972	2,347,866
	Expeditors International of Washington, Inc.	13,129	1,503,008
	Exponent, Inc.	28,204	2,678,816
	Fastenal Co.	45,796	2,595,717
	Federal Signal Corp.	61,545	2,401,486
	FedEx Corp.	24,567	6,040,043
	Flowserve Corp.	58,266	1,900,637
#*	Fluor Corp.	62,332	1,311,465
*	Forrester Research, Inc.	15,901	874,873
	Fortive Corp.	16,021	1,130,121
	Fortune Brands Home & Security, Inc.	25,464	2,397,945
	Forward Air Corp.	28,548	3,034,652
*	Franklin Covey Co.	22,877	1,070,872
	Franklin Electric Co., Inc.	42,569	3,694,989
#*	FTI Consulting, Inc.	28,901	4,214,055
#*	FuelCell Energy, Inc.	129,122	547,477
*	Gates Industrial Corp. PLC	42,774	661,714
	GATX Corp.	33,088	3,456,042
	Genco Shipping & Trading Ltd.	3,414	53,122
*	Gencor Industries, Inc.	12,690	141,874
*	Generac Holdings, Inc.	6,608	1,865,967
	General Dynamics Corp.	15,911	3,374,723
	General Electric Co.	27,241	2,573,730
*	Gibraltar Industries, Inc.	29,728	1,629,094
	Global Industrial Co.	34,554	1,208,008
*	GMS, Inc.	38,466	1,968,690
	Gorman-Rupp Co.	32,981	1,322,868
	Graco, Inc.	32,541	2,361,175
	GrafTech International Ltd.	18,104	189,730
	Graham Corp.	10,619	131,038
#	Granite Construction, Inc.	39,159	1,408,941
*	Great Lakes Dredge & Dock Corp.	83,978	1,149,659
#	Greenbrier Cos., Inc.	27,955	1,128,264
	Griffon Corp.	49,908	1,117,440
*	GXO Logistics, Inc.	23,874	1,938,808
	H&E Equipment Services, Inc.	46,830	1,949,533
*	Harsco Corp.	40,038	628,597
*	Hawaiian Holdings, Inc.	45,463	777,417
	Healthcare Services Group, Inc.	28,610	520,416
	Heartland Express, Inc.	84,964	1,271,061
#	HEICO Corp.	3,400	463,726
	HEICO Corp., Class A	5,943	651,947
	Heidrick & Struggles International, Inc.	21,913	959,132
	Helios Technologies, Inc.	31,722	2,430,857
	Herc Holdings, Inc.	27,075	4,344,184
*	Heritage-Crystal Clean, Inc.	21,338	610,480

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hexcel Corp.	42,016	$2,191,975
*	Hill International, Inc.	54,863	111,372
	Hillenbrand, Inc.	40,968	1,904,193
	HNI Corp.	35,814	1,502,039
	Honeywell International, Inc.	22,922	4,687,091
	Howmet Aerospace, Inc.	52,078	1,619,105
*	Hub Group, Inc., Class A	29,119	2,204,891
	Hubbell, Inc.	25,492	4,774,397
*	Hudson Global, Inc.	5,895	176,143
	Huntington Ingalls Industries, Inc.	17,118	3,204,490
	Hurco Cos., Inc.	12,670	408,101
*	Huron Consulting Group, Inc.	33,674	1,485,697
	Hyster-Yale Materials Handling, Inc.	15,011	673,844
*	IAA, Inc.	19,724	905,923
	ICF International, Inc.	19,317	1,823,332
	IDEX Corp.	6,614	1,424,920
*	IES Holdings, Inc.	17,706	872,906
*	Infrastructure & Energy Alternatives, Inc.	4,065	36,666
	Ingersoll Rand, Inc.	56,370	3,168,558
*	Innovative Solutions & Support, Inc.	14,202	96,716
	Insperity, Inc.	12,726	1,368,427
	Insteel Industries, Inc.	24,067	910,455
	Interface, Inc.	51,995	689,454
	ITT, Inc.	57,568	5,291,651
	Jacobs Engineering Group, Inc.	10,283	1,338,641
	JB Hunt Transport Services, Inc.	18,022	3,469,956
*	JELD-WEN Holding, Inc.	87,621	2,067,856
*	JetBlue Airways Corp.	275,177	4,025,839
	John Bean Technologies Corp.	14,925	2,014,875
	Johnson Controls International PLC	30,637	2,226,391
	Kadant, Inc.	11,594	2,422,914
	Kaman Corp.	25,148	1,005,166
*	KAR Auction Services, Inc.	65,443	930,599
#	KBR, Inc.	142,079	6,166,229
	Kelly Services, Inc., Class A	33,203	567,107
	Kennametal, Inc.	73,646	2,545,942
	Kforce, Inc.	35,869	2,463,124
	Kimball International, Inc., Class B	51,132	502,116
*	Kirby Corp.	50,715	3,305,604
	Knight-Swift Transportation Holdings, Inc.	138,261	7,822,807
	Korn Ferry	47,339	3,142,363
*	Kratos Defense & Security Solutions, Inc.	81,987	1,374,102
	L3Harris Technologies, Inc.	23,895	5,000,985
	Landstar System, Inc.	13,883	2,221,280
*	Lawson Products, Inc.	12,319	599,443
*	LB Foster Co., Class A	9,119	137,879
	Leidos Holdings, Inc.	29,025	2,596,286
	Lennox International, Inc.	4,245	1,203,967
*	Limbach Holdings, Inc.	7,103	60,020
	Lincoln Electric Holdings, Inc.	24,530	3,135,915
	Lindsay Corp.	9,330	1,177,912
*	LS Starrett Co., Class A	5,375	48,697
	LSI Industries, Inc.	25,235	187,748
*	Lyft, Inc., Class A	4,686	180,505
*	Manitex International, Inc.	17,056	121,268
*	Manitowoc Co., Inc.	29,316	535,017
	ManpowerGroup, Inc.	54,330	5,697,587
	ManTech International Corp., Class A	27,777	2,006,610
	Marten Transport Ltd.	90,946	1,517,889

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Masco Corp.	28,418	$1,799,712
*	Masonite International Corp.	25,598	2,540,345
#*	MasTec, Inc.	67,776	5,837,547
*	Mastech Digital, Inc.	1,982	35,081
*	Matrix Service Co.	19,802	143,762
	Matson, Inc.	44,826	4,377,707
	Matthews International Corp., Class A	31,613	1,110,249
	Maxar Technologies, Inc.	41,544	1,080,559
	McGrath RentCorp	30,219	2,302,990
*	Mercury Systems, Inc.	32,705	1,861,569
*	Meritor, Inc.	62,978	1,451,643
*	Mesa Air Group, Inc.	22,450	112,250
*	Middleby Corp.	10,556	1,954,971
	Miller Industries, Inc.	11,666	367,129
	MillerKnoll, Inc.	63,500	2,452,370
*	Mistras Group, Inc.	24,721	166,125
	Moog, Inc., Class A	25,777	1,965,238
*	MRC Global, Inc.	73,670	545,895
	MSA Safety, Inc.	14,013	1,925,386
	MSC Industrial Direct Co., Inc., Class A	24,221	1,977,402
	Mueller Industries, Inc.	57,072	2,948,339
	Mueller Water Products, Inc., Class A	152,949	1,965,395
*	MYR Group, Inc.	19,225	1,807,727
	National Presto Industries, Inc.	6,460	531,335
	Nielsen Holdings PLC	134,090	2,528,937
	NL Industries, Inc.	34,694	225,511
*	NN, Inc.	58,480	222,809
	Nordson Corp.	8,764	2,037,981
	Norfolk Southern Corp.	21,170	5,758,028
	Northrop Grumman Corp.	11,034	4,081,477
*	Northwest Pipe Co.	9,135	259,160
*	NOW, Inc.	100,867	896,708
*	NV5 Global, Inc.	9,540	997,789
	nVent Electric PLC	84,713	2,930,223
	Old Dominion Freight Line, Inc.	15,489	4,676,594
#	Omega Flex, Inc.	4,638	658,410
*	Orion Group Holdings, Inc.	32,630	104,416
	Oshkosh Corp.	55,655	6,334,096
	Otis Worldwide Corp.	27,948	2,387,598
	Owens Corning	95,238	8,447,611
#*	P&F Industries, Inc., Class A	2,014	12,326
	PACCAR, Inc.	74,001	6,881,353
*	PAM Transportation Services, Inc.	15,140	1,057,226
#	Pangaea Logistics Solutions Ltd.	21,529	86,116
	Park Aerospace Corp.	20,075	271,615
	Parker-Hannifin Corp.	17,069	5,291,561
	Park-Ohio Holdings Corp.	9,177	185,742
*	Parsons Corp.	31,968	973,426
	Patriot Transportation Holding, Inc.	2,586	21,179
	Pentair PLC	72,189	4,598,439
*	Perma-Fix Environmental Services, Inc.	2,877	16,945
*	Perma-Pipe International Holdings, Inc.	5,730	50,710
*	PGT Innovations, Inc.	55,173	1,047,735
	Pitney Bowes, Inc.	60,327	371,614
#*	Plug Power, Inc.	22,272	487,089
#	Powell Industries, Inc.	19,632	586,211
	Preformed Line Products Co.	3,704	224,611
	Primoris Services Corp.	51,587	1,326,818
*	Proto Labs, Inc.	10,838	543,851

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Quad/Graphics, Inc.	63,155	$280,408
	Quanex Building Products Corp.	37,808	823,836
	Quanta Services, Inc.	39,484	4,055,796
*	Radiant Logistics, Inc.	42,567	264,341
	Raytheon Technologies Corp.	115,471	10,414,329
*	RBC Bearings, Inc.	15,134	2,731,233
*	RCM Technologies, Inc.	3,727	25,567
	Regal Rexnord Corp.	72,377	11,470,307
	Republic Services, Inc.	35,508	4,532,951
*	Resideo Technologies, Inc.	78,705	1,950,310
	Resources Connection, Inc.	28,110	489,957
	REV Group, Inc.	53,904	723,931
	Robert Half International, Inc.	28,346	3,210,468
	Rockwell Automation, Inc.	1,280	370,202
	Rollins, Inc.	26,392	814,193
	Roper Technologies, Inc.	4,888	2,136,838
	Rush Enterprises, Inc., Class A	45,034	2,378,696
	Rush Enterprises, Inc., Class B	11,409	578,893
	Ryder System, Inc.	45,181	3,306,797
*	Saia, Inc.	21,802	6,197,873
	Schneider National, Inc., Class B	71,340	1,826,304
	Science Applications International Corp.	28,065	2,302,172
*	Sensata Technologies Holding PLC	61,847	3,547,544
*	Servotronics, Inc.	1,499	19,787
	Shyft Group, Inc.	38,885	1,630,837
*	SIFCO Industries, Inc.	4,888	29,812
	Simpson Manufacturing Co., Inc.	46,415	5,235,148
*	SiteOne Landscape Supply, Inc.	14,317	2,578,778
*	SkyWest, Inc.	43,889	1,674,365
	Snap-on, Inc.	27,264	5,677,728
*	Southwest Airlines Co.	70,562	3,158,355
*	SP Plus Corp.	30,383	856,193
	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,083,127
#*	Spirit Airlines, Inc.	80,700	1,732,629
*	SPX Corp.	43,739	2,282,301
	SPX FLOW, Inc.	48,597	4,189,061
	Standex International Corp.	13,043	1,295,822
	Stanley Black & Decker, Inc.	19,502	3,406,024
	Steelcase, Inc., Class A	75,114	926,907
#*	Stericycle, Inc.	66,459	3,903,802
*	Sterling Construction Co., Inc.	22,988	584,125
#*	Sunrun, Inc.	150,841	3,911,307
*	Team, Inc.	14,598	10,407
#	Tecnoglass, Inc.	10,263	211,418
	Tennant Co.	18,934	1,461,137
	Terex Corp.	58,736	2,450,466
	Tetra Tech, Inc.	18,531	2,579,330
	Textainer Group Holdings Ltd.	41,930	1,542,185
	Textron, Inc.	62,151	4,229,997
*	Thermon Group Holdings, Inc.	29,002	497,384
	Timken Co.	79,996	5,343,733
*	Titan International, Inc.	80,234	782,281
*	Titan Machinery, Inc.	21,056	648,525
	Toro Co.	22,800	2,202,024
#*	TPI Composites, Inc.	23,513	283,802
	Trane Technologies PLC	10,333	1,788,642
*	Transcat, Inc.	7,856	745,613
*	TransDigm Group, Inc.	3,542	2,182,545
	TransUnion	12,705	1,310,140

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Trex Co., Inc.	18,744	$1,714,514
*	TriNet Group, Inc.	36,884	3,142,517
#	Trinity Industries, Inc.	101,146	2,905,925
	Triton International Ltd.	59,424	3,590,398
*	TrueBlue, Inc.	48,960	1,302,336
*	Tutor Perini Corp.	72,568	863,559
*	Twin Disc, Inc.	11,509	132,469
#*	U.S. Ecology, Inc.	27,263	779,177
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	16,434
*	Uber Technologies, Inc.	9,601	359,077
	UFP Industries, Inc.	68,945	5,505,948
*	Ultralife Corp.	19,266	103,073
	UniFirst Corp.	17,486	3,323,914
	Union Pacific Corp.	27,524	6,730,994
*	United Airlines Holdings, Inc.	38,595	1,654,954
*	United Rentals, Inc.	18,066	5,783,288
*	Univar Solutions, Inc.	79,577	2,108,790
	Universal Logistics Holdings, Inc.	26,011	442,967
#*	Upwork, Inc.	14,339	390,021
*	USA Truck, Inc.	9,332	176,095
	Valmont Industries, Inc.	13,308	2,890,897
*	Vectrus, Inc.	12,884	592,793
	Verisk Analytics, Inc.	9,491	1,861,470
*	Veritiv Corp.	14,939	1,390,522
*	Viad Corp.	15,387	579,628
*	Vicor Corp.	10,138	956,318
*	Vidler Water Resouces, Inc.	15,002	176,574
*	Virco Mfg. Corp.	18,900	56,700
#*	Volt Information Sciences, Inc.	34,356	106,940
	VSE Corp.	8,785	453,130
	Wabash National Corp.	63,600	1,247,832
	Waste Management, Inc.	23,011	3,461,775
	Watsco, Inc.	7,308	2,064,948
#»	Watsco, Inc., Class B	1,205	336,556
	Watts Water Technologies, Inc., Class A	25,609	3,923,555
*	Welbilt, Inc.	40,520	962,350
	Werner Enterprises, Inc.	69,250	3,087,857
*	WESCO International, Inc.	50,302	6,131,311
	Westinghouse Air Brake Technologies Corp.	54,176	4,816,246
#*	Willdan Group, Inc.	7,789	245,042
*	Willis Lease Finance Corp.	7,583	271,244
*	WillScot Mobile Mini Holdings Corp.	183,046	6,780,024
	Woodward, Inc.	29,442	3,246,569
	WW Grainger, Inc.	4,935	2,443,368
*	XPO Logistics, Inc.	23,874	1,579,743
	Xylem, Inc.	16,126	1,693,552
*	Yellow Corp.	2,010	20,984
	Zurn Water Solutions Corp.	112,414	3,433,124
TOTAL INDUSTRIALS			804,226,686
INFORMATION TECHNOLOGY — (11.3%)
#*	3D Systems Corp.	90,644	1,622,528
	A10 Networks, Inc.	41,134	608,783
	Accenture PLC, Class A	10,298	3,641,167
*	ACI Worldwide, Inc.	95,582	3,285,153
*	ACM Research, Inc., Class A	6,138	488,892
#*	ADDvantage Technologies Group, Inc.	4,916	6,096
	ADTRAN, Inc.	64,641	1,241,754
	Advanced Energy Industries, Inc.	34,564	2,978,726

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Agilysys, Inc.	22,325	$849,690
*	Akamai Technologies, Inc.	19,447	2,227,654
*	Alarm.com Holdings, Inc.	13,875	1,034,659
*	Alithya Group, Inc., Class A	10,105	24,757
	Alliance Data Systems Corp.	21,942	1,514,876
*	Alpha & Omega Semiconductor Ltd.	28,159	1,268,000
#*	Altair Engineering, Inc., Class A	4,241	266,844
*	Ambarella, Inc.	18,990	2,661,449
	Amdocs Ltd.	33,830	2,567,359
	American Software, Inc., Class A	29,205	671,423
	Amkor Technology, Inc.	308,829	6,800,415
	Amphenol Corp., Class A	30,538	2,430,519
*	Amtech Systems, Inc.	11,930	107,131
	Analog Devices, Inc.	31,756	5,207,031
*	ANSYS, Inc.	7,175	2,439,572
#*	Appfolio, Inc., Class A	3,102	357,537
	Applied Materials, Inc.	21,561	2,979,299
*	Applied Optoelectronics, Inc.	775	3,178
*	Arista Networks, Inc.	32,132	3,994,329
*	Arlo Technologies, Inc.	71,690	622,986
*	Arrow Electronics, Inc.	63,192	7,835,808
*	Asana, Inc., Class A	1,402	73,577
*	Aspen Technology, Inc.	12,431	1,866,639
*	AstroNova, Inc.	7,311	100,453
*	Asure Software, Inc.	15,001	108,757
*	Avalara, Inc.	1,852	203,016
#*	Avaya Holdings Corp.	86,083	1,568,432
*	Aviat Networks, Inc.	11,588	336,284
*	Avid Technology, Inc.	14,234	446,378
	Avnet, Inc.	82,723	3,338,700
*	Aware, Inc.	18,258	52,766
*	Axcelis Technologies, Inc.	27,421	1,716,829
*	AXT, Inc.	56,792	425,372
	Azenta, Inc.	37,728	3,181,980
#	Badger Meter, Inc.	21,182	2,142,983
#	Bel Fuse, Inc., Class A	2,276	35,915
	Bel Fuse, Inc., Class B	9,131	113,407
	Belden, Inc.	36,035	2,016,158
	Benchmark Electronics, Inc.	31,438	758,913
#*	Bill.Com Holdings, Inc.	1,158	217,947
	BK Technologies Corp.	7,687	17,988
*	Black Knight, Inc.	20,752	1,548,099
*	Blackbaud, Inc.	21,312	1,452,200
#*	Blackline, Inc.	3,000	275,610
#*	BM Technologies, Inc.	3,884	36,665
*	Bottomline Technologies De, Inc.	17,996	1,014,794
*	Box, Inc., Class A	31,556	824,558
*	Brightcove, Inc.	525	4,951
	Broadcom, Inc.	2,409	1,411,385
	Broadridge Financial Solutions, Inc.	16,852	2,683,175
#*	BSQUARE Corp.	3,661	5,821
*	Cadence Design Systems, Inc.	17,547	2,669,601
*	CalAmp Corp.	24,744	146,979
*	Calix, Inc.	48,818	2,454,569
*	Cambium Networks Corp.	17,591	425,350
	Cass Information Systems, Inc.	11,182	454,884
	CDK Global, Inc.	43,651	1,875,683
	CDW Corp.	11,123	2,102,803
#*	Cerence, Inc.	22,748	1,444,271

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ceridian HCM Holding, Inc.	7,367	$558,566
*	CEVA, Inc.	15,224	573,488
*	ChannelAdvisor Corp.	3,913	82,721
*	Ciena Corp.	94,198	6,246,269
*	Cirrus Logic, Inc.	50,742	4,538,365
	Cisco Systems, Inc.	233,276	12,986,475
	Citrix Systems, Inc.	5,693	580,344
*	Clearfield, Inc.	11,060	713,038
*	ClearOne, Inc.	2,766	2,766
	CMC Materials, Inc.	19,500	3,527,160
	Cognex Corp.	10,076	669,651
	Cognizant Technology Solutions Corp., Class A	32,673	2,790,928
*	Cognyte Software Ltd.	48,140	522,319
*	Coherent, Inc.	6,923	1,789,457
*	Cohu, Inc.	54,502	1,797,476
*	CommScope Holding Co., Inc.	88,953	835,269
	Communications Systems, Inc.	9,942	20,381
*	CommVault Systems, Inc.	14,829	1,000,364
*	Computer Task Group, Inc.	17,123	152,566
	Comtech Telecommunications Corp.	38,525	783,213
	Concentrix Corp.	42,941	8,630,712
*	Conduent, Inc.	186,186	880,660
*	Consensus Cloud Solutions, Inc.	10,746	609,298
	Corning, Inc.	147,666	6,207,879
#*	Coupa Software, Inc.	444	59,616
	CSG Systems International, Inc.	32,459	1,842,697
*	CSP, Inc.	2,269	18,606
	CTS Corp.	32,535	1,091,549
*	CyberOptics Corp.	7,973	299,466
*	Daktronics, Inc.	37,887	185,646
*	Data I/O Corp.	3,826	19,130
#*	Datto Holding Corp.	5,249	130,753
*	Digi International, Inc.	29,420	657,243
*	Diodes, Inc.	42,123	3,908,593
	Dolby Laboratories, Inc., Class A	28,306	2,486,682
*	DoubleVerify Holdings, Inc.	2,133	58,999
*	Dropbox, Inc., Class A	36,053	892,312
*	Duck Creek Technologies, Inc.	33,523	856,513
*	DXC Technology Co.	160,142	4,817,071
*	Dynatrace, Inc.	5,949	326,362
*	DZS, Inc.	15,843	231,942
#	Ebix, Inc.	32,434	985,669
*	Elastic NV	1,826	170,275
*	EMCORE Corp.	28,502	165,597
*	Enphase Energy, Inc.	6,057	850,827
	Entegris, Inc.	18,524	2,219,916
#*	Envestnet, Inc.	18,013	1,331,881
*	EPAM Systems, Inc.	4,374	2,082,636
*	ePlus, Inc.	23,210	1,066,964
*	Euronet Worldwide, Inc.	18,819	2,519,676
	EVERTEC, Inc.	49,972	2,180,778
*	Evo Payments, Inc., Class A	17,900	431,748
*	ExlService Holdings, Inc.	26,413	3,183,295
*	Extreme Networks, Inc.	51,584	654,601
*	F5, Inc.	12,726	2,642,172
*	Fabrinet	34,607	3,916,128
*	Fair Isaac Corp.	3,221	1,594,363
*	FARO Technologies, Inc.	17,054	926,203
	Fidelity National Information Services, Inc.	40,739	4,885,421

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	First Solar, Inc.	83,806	$6,568,714
*	Fiserv, Inc.	33,526	3,543,698
*	Five9, Inc.	1,032	129,722
*	FleetCor Technologies, Inc.	8,593	2,047,368
*	Flex Ltd.	343,364	5,555,630
*	FormFactor, Inc.	71,695	3,064,244
*	Frequency Electronics, Inc.	8,185	74,402
*	Gartner, Inc.	7,049	2,071,631
*	Genasys, Inc.	5,386	20,844
	Genpact Ltd.	71,848	3,574,438
	Global Payments, Inc.	23,338	3,497,899
*	Globant SA	5,573	1,422,118
#*	GreenSky, Inc., Class A	18,573	195,945
*	Grid Dynamics Holdings, Inc.	7,988	212,880
*	GSI Technology, Inc.	26,474	117,015
#*	Guidewire Software, Inc.	4,803	484,335
	Hackett Group, Inc.	37,982	726,975
#*	Harmonic, Inc.	97,724	1,051,510
	Hewlett Packard Enterprise Co.	475,200	7,760,016
	HP, Inc.	107,275	3,940,211
*	HubSpot, Inc.	884	432,099
*	Ichor Holdings Ltd.	23,898	1,013,753
#*	II-VI, Inc.	21,391	1,356,189
#*	Immersion Corp.	8,488	43,883
#*	Infinera Corp.	146,181	1,230,844
	Information Services Group, Inc.	22,614	146,086
#*	Innodata, Inc.	20,391	115,617
*	Insight Enterprises, Inc.	29,949	2,819,698
	Intel Corp.	498,460	24,334,817
	InterDigital, Inc.	25,244	1,742,593
	International Business Machines Corp.	60,068	8,023,283
*	inTEST Corp.	8,305	88,448
#*	Intevac, Inc.	20,071	113,200
*	IPG Photonics Corp.	9,972	1,540,375
*	Iteris, Inc.	13,000	51,740
#*	Itron, Inc.	26,324	1,632,088
	Jabil, Inc.	155,324	9,550,873
	Jack Henry & Associates, Inc.	16,014	2,687,309
#*	Jamf Holding Corp.	31,439	1,039,373
	Juniper Networks, Inc.	151,640	5,280,105
*	Key Tronic Corp.	10,062	61,579
*	Keysight Technologies, Inc.	25,763	4,349,310
*	Kimball Electronics, Inc.	21,065	416,876
	KLA Corp.	11,967	4,658,394
*	Knowles Corp.	79,951	1,695,761
	Kulicke & Soffa Industries, Inc.	54,974	3,006,528
*	KVH Industries, Inc.	28,137	253,233
*	Kyndryl Holdings, Inc.	12,013	202,779
	Lam Research Corp.	785	463,087
*	Lattice Semiconductor Corp.	26,976	1,489,615
#*	LGL Group, Inc.	2,275	23,660
#*	Limelight Networks, Inc.	111,420	475,763
	Littelfuse, Inc.	11,638	3,141,911
*	LiveRamp Holdings, Inc.	53,705	2,397,928
*	Lumentum Holdings, Inc.	35,588	3,611,470
*	Luna Innovations, Inc.	15,206	110,852
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,545,920
*	Magnachip Semiconductor Corp.	17,121	304,583
*	Mandiant, Inc.	148,522	2,241,197

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Manhattan Associates, Inc.	12,389	$1,658,515
	Marvell Technology, Inc.	72,050	5,144,370
	Maximus, Inc.	28,730	2,221,404
*	MaxLinear, Inc.	44,393	2,664,468
	Methode Electronics, Inc.	33,626	1,480,553
	Microchip Technology, Inc.	24,136	1,870,057
	Micron Technology, Inc.	133,994	11,023,686
	Microsoft Corp.	15,361	4,776,964
*	Mimecast Ltd.	13,748	1,095,853
#*	Mitek Systems, Inc.	11,273	184,539
	MKS Instruments, Inc.	27,718	4,305,437
#*	Model N, Inc.	9,982	276,102
*	Momentive Global, Inc.	29,536	505,952
#*	MoneyGram International, Inc.	33,326	292,269
	Monolithic Power Systems, Inc.	3,143	1,266,409
	Motorola Solutions, Inc.	7,759	1,799,622
*	N-Able, Inc.	32,799	366,037
#*	Napco Security Technologies, Inc.	36,440	757,588
	National Instruments Corp.	46,738	1,926,540
*	NCR Corp.	81,677	3,108,627
*	NeoPhotonics Corp.	44,265	679,910
	NetApp, Inc.	9,602	830,669
*	NETGEAR, Inc.	26,375	729,796
*	NetScout Systems, Inc.	61,947	1,954,428
#*	NetSol Technologies, Inc.	4,255	16,467
	Network-1 Technologies, Inc.	6,962	18,309
*	New Relic, Inc.	10,589	1,113,327
*	nLight, Inc.	4,865	100,657
#	NortonLifeLock, Inc.	52,425	1,363,574
*	Novanta, Inc.	20,373	2,813,511
#*	Nuance Communications, Inc.	28,800	1,591,200
	NVE Corp.	3,647	225,640
	NXP Semiconductors NV	3,694	758,895
*	Okta, Inc.	1,162	229,948
*	ON Semiconductor Corp.	86,077	5,078,543
*	OneSpan, Inc.	27,502	441,682
*	Onto Innovation, Inc.	49,456	4,527,202
*	Optical Cable Corp.	6,626	31,043
*	OSI Systems, Inc.	14,973	1,241,861
#*	PagerDuty, Inc.	13,008	429,524
*	Palo Alto Networks, Inc.	855	442,377
#*	PAR Technology Corp.	3,149	118,088
	Paychex, Inc.	20,509	2,415,140
*	Paycom Software, Inc.	3,480	1,166,844
*	Paylocity Holding Corp.	4,147	845,905
*	PayPal Holdings, Inc.	10,461	1,798,664
	PC Connection, Inc.	30,727	1,332,015
	PC-Tel, Inc.	16,219	85,312
*	PDF Solutions, Inc.	39,463	1,173,235
	Pegasystems, Inc.	4,700	466,334
*	Perficient, Inc.	35,688	3,740,816
*	PFSweb, Inc.	15,667	183,147
*	Photronics, Inc.	89,745	1,604,641
#*	Ping Identity Holding Corp.	60,737	1,201,985
#*	Pixelworks, Inc.	12,025	40,284
*	Plexus Corp.	25,292	1,960,636
	Power Integrations, Inc.	49,872	4,025,169
	Progress Software Corp.	40,738	1,853,986
*	PTC, Inc.	10,254	1,192,130

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Pure Storage, Inc., Class A	46,108	$1,221,401
#*	Q2 Holdings, Inc.	5,625	367,031
*	Qorvo, Inc.	17,211	2,362,726
*	Qualys, Inc.	13,938	1,786,015
*	Rambus, Inc.	105,706	2,669,077
*	RF Industries Ltd.	7,730	55,811
*	Ribbon Communications, Inc.	126,074	567,333
	Richardson Electronics Ltd.	12,056	153,111
*	RingCentral, Inc., Class A	338	59,654
*	Rogers Corp.	15,355	4,191,147
*	Sailpoint Technologies Holdings, Inc.	13,995	541,467
*	salesforce.com, Inc.	19,686	4,579,554
*	Sanmina Corp.	55,177	2,086,794
	Sapiens International Corp. NV	14,254	453,847
*	ScanSource, Inc.	21,623	674,205
	Seagate Technology Holdings PLC	21,362	2,288,938
*	Semtech Corp.	35,522	2,525,614
*	Silicon Laboratories, Inc.	12,581	2,078,255
	Skyworks Solutions, Inc.	22,219	3,255,528
#*	SMART Global Holdings, Inc.	22,368	1,283,029
*	Smartsheet, Inc., Class A	3,836	238,676
*	SolarEdge Technologies, Inc.	2,905	692,029
	SolarWinds Corp.	35,309	480,202
*	Splunk, Inc.	2,848	352,924
*	SPS Commerce, Inc.	10,938	1,354,671
	SS&C Technologies Holdings, Inc.	30,416	2,429,326
*	StarTek, Inc.	22,597	115,019
*	Stratasys Ltd.	55,206	1,316,111
*	Super Micro Computer, Inc.	35,480	1,437,650
	Switch, Inc., Class A	22,449	575,368
*	Synaptics, Inc.	36,492	7,676,092
#*	Synchronoss Technologies, Inc.	29,129	59,423
*	Synopsys, Inc.	7,391	2,294,906
	TD SYNNEX Corp.	54,764	5,726,672
	TE Connectivity Ltd.	21,510	3,076,145
*	Teledyne Technologies, Inc.	8,894	3,748,198
*	Teradata Corp.	58,701	2,367,998
	Teradyne, Inc.	19,994	2,347,895
*	TESSCO Technologies, Inc.	8,501	48,031
*	Trade Desk, Inc., Class A	8,822	613,482
*	TransAct Technologies, Inc.	8,099	72,810
*	Trimble, Inc.	20,017	1,444,427
	TTEC Holdings, Inc.	42,582	3,410,392
*	TTM Technologies, Inc.	91,307	1,228,992
#*	Turtle Beach Corp.	15,957	324,246
*	Twilio, Inc., Class A	1,622	334,327
*	Tyler Technologies, Inc.	2,256	1,068,893
#	Ubiquiti, Inc.	1,093	317,014
*	Ultra Clean Holdings, Inc.	33,177	1,672,784
*	Unisys Corp.	33,338	608,419
	Universal Display Corp.	5,611	861,345
*	Upland Software, Inc.	14,562	285,415
#*	Veeco Instruments, Inc.	42,137	1,158,346
*	Verint Systems, Inc.	46,840	2,404,297
*	VeriSign, Inc.	7,426	1,612,779
#*	Verra Mobility Corp.	98,841	1,565,641
#*	Viasat, Inc.	52,064	2,291,857
*	Viavi Solutions, Inc.	208,452	3,431,120
	Vishay Intertechnology, Inc.	131,816	2,729,909

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	12,986	$415,942
	VMware, Inc., Class A	943	121,157
*	Vonage Holdings Corp.	144,927	3,020,279
	Vontier Corp.	59,654	1,676,874
	Wayside Technology Group, Inc.	4,672	149,084
*	Western Digital Corp.	92,149	4,767,789
	Western Union Co.	14,373	271,793
*	WEX, Inc.	8,860	1,426,283
*	Wireless Telecom Group, Inc.	6,719	12,632
#*	Wolfspeed, Inc.	19,971	1,882,067
	Xerox Holdings Corp.	128,916	2,721,417
	Xilinx, Inc.	22,883	4,429,005
	Xperi Holding Corp.	146,139	2,465,365
#*	Yext, Inc.	22,486	182,137
*	Zebra Technologies Corp., Class A	5,373	2,735,502
#*	Zendesk, Inc.	1,720	169,437
TOTAL INFORMATION TECHNOLOGY			565,203,633
MATERIALS — (6.5%)
	AdvanSix, Inc.	23,804	1,001,910
*	AgroFresh Solutions, Inc.	1,882	3,726
	Air Products & Chemicals, Inc.	8,130	2,293,636
	Albemarle Corp.	13,641	3,011,114
	Alcoa Corp.	97,772	5,544,650
#*	Allegheny Technologies, Inc.	107,690	1,969,650
*	Alpha Metallurgical Resources, Inc.	9,144	578,175
	Amcor PLC	209,218	2,512,708
*	American Biltrite, Inc.	22	4,428
	American Vanguard Corp.	44,049	668,223
#*	Ampco-Pittsburgh Corp.	10,871	62,073
	AptarGroup, Inc.	33,783	3,962,746
*	Arconic Corp.	44,538	1,377,560
	Ashland Global Holdings, Inc.	51,002	4,898,232
	Avery Dennison Corp.	14,874	3,055,417
	Avient Corp.	83,288	4,145,244
*	Axalta Coating Systems Ltd.	109,496	3,242,177
	Balchem Corp.	25,088	3,686,431
	Ball Corp.	25,400	2,466,340
*	Berry Global Group, Inc.	61,972	4,178,152
	Cabot Corp.	47,034	2,586,400
	Carpenter Technology Corp.	40,717	1,169,392
	Celanese Corp.	21,959	3,419,236
*	Century Aluminum Co.	85,701	1,314,653
	CF Industries Holdings, Inc.	57,803	3,980,893
	Chase Corp.	8,009	759,894
	Chemours Co.	116,970	3,826,089
*	Clearwater Paper Corp.	14,190	448,688
#*	Cleveland-Cliffs, Inc.	98,653	1,690,912
*	Coeur Mining, Inc.	211,209	990,570
	Commercial Metals Co.	95,274	3,185,963
#	Compass Minerals International, Inc.	28,589	1,526,653
*	Core Molding Technologies, Inc.	11,901	95,327
	Corteva, Inc.	231,705	11,140,376
	Crown Holdings, Inc.	36,288	4,151,347
	Dow, Inc.	269,375	16,089,769
	DuPont de Nemours, Inc.	68,158	5,220,903
	Eagle Materials, Inc.	26,397	3,850,002
	Eastman Chemical Co.	30,918	3,677,078
	Ecolab, Inc.	9,334	1,768,326

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Element Solutions, Inc.	246,475	$5,530,899
*	Ferro Corp.	64,360	1,403,048
*	Ferroglobe PLC	24,519	124,557
*	Flotek Industries, Inc.	1,757	1,430
	FMC Corp.	22,392	2,471,405
	Fortitude Gold Corp.	17,074	109,274
	Freeport-McMoRan, Inc.	127,751	4,754,892
	Friedman Industries, Inc.	9,833	93,315
	FutureFuel Corp.	73,480	573,144
*	GCP Applied Technologies, Inc.	52,847	1,685,819
	Glatfelter Corp.	34,383	596,889
	Gold Resource Corp.	59,761	98,008
	Graphic Packaging Holding Co.	252,443	4,773,697
	Greif, Inc., Class A	30,282	1,791,483
	Greif, Inc., Class B	9,363	556,162
	Hawkins, Inc.	19,412	724,456
	Haynes International, Inc.	10,664	401,180
#	HB Fuller Co.	44,273	3,177,473
	Hecla Mining Co.	538,529	2,671,104
	Huntsman Corp.	201,971	7,236,621
*	Ingevity Corp.	19,251	1,268,833
	Innospec, Inc.	23,208	2,157,416
	International Flavors & Fragrances, Inc.	36,778	4,851,754
	International Paper Co.	72,968	3,520,706
*	Intrepid Potash, Inc.	7,204	279,371
	Kaiser Aluminum Corp.	20,040	1,918,830
*	Koppers Holdings, Inc.	18,894	564,553
*	Kraton Corp.	34,682	1,608,551
	Kronos Worldwide, Inc.	59,063	847,554
	Linde PLC	28,454	9,067,721
#*	Livent Corp.	51,804	1,192,010
	Louisiana-Pacific Corp.	65,945	4,381,386
	LyondellBasell Industries NV, Class A	81,722	7,904,969
	Martin Marietta Materials, Inc.	6,388	2,485,699
	Materion Corp.	19,349	1,603,065
	Mercer International, Inc.	55,417	673,317
	Minerals Technologies, Inc.	28,868	2,019,894
	Mosaic Co.	145,688	5,820,236
	Myers Industries, Inc.	42,892	775,058
	Neenah, Inc.	19,283	888,946
	NewMarket Corp.	3,889	1,314,754
	Newmont Corp.	78,234	4,785,574
#	Nexa Resources SA	6,034	50,022
	Northern Technologies International Corp.	7,510	101,385
	Nucor Corp.	122,016	12,372,422
*	O-I Glass, Inc.	152,791	2,033,648
	Olin Corp.	136,215	6,902,014
	Olympic Steel, Inc.	12,040	256,332
	Packaging Corp. of America	26,610	4,008,264
	PPG Industries, Inc.	17,778	2,776,924
#	Quaker Chemical Corp.	1,427	298,486
*	Rayonier Advanced Materials, Inc.	54,811	341,473
	Reliance Steel & Aluminum Co.	62,227	9,513,264
	Resolute Forest Products, Inc.	66,341	903,564
	Royal Gold, Inc.	9,767	991,839
	RPM International, Inc.	27,819	2,465,042
	Ryerson Holding Corp.	33,811	693,125
	Schnitzer Steel Industries, Inc., Class A	23,580	922,921
	Schweitzer-Mauduit International, Inc.	27,316	826,855

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Scotts Miracle-Gro Co.	10,869	$1,643,393
	Sealed Air Corp.	20,895	1,419,188
	Sensient Technologies Corp.	31,409	2,661,599
	Silgan Holdings, Inc.	40,498	1,813,500
	Sonoco Products Co.	60,999	3,454,983
	Southern Copper Corp.	4,558	291,211
	Steel Dynamics, Inc.	198,011	10,993,571
	Stepan Co.	21,974	2,420,656
*	Summit Materials, Inc., Class A	99,144	3,525,561
	SunCoke Energy, Inc.	70,287	481,466
*	Sylvamo Corp.	6,633	197,597
*	Synalloy Corp.	9,589	159,753
*	TimkenSteel Corp.	41,400	580,842
*	Trecora Resources	24,654	206,354
	Tredegar Corp.	58,826	691,205
	TriMas Corp.	44,003	1,529,544
	Trinseo PLC	36,973	1,979,534
	Tronox Holdings PLC, Class A	102,286	2,321,892
#	U.S. Steel Corp.	164,257	3,403,405
*	UFP Technologies, Inc.	6,172	437,965
	United States Lime & Minerals, Inc.	6,942	878,094
*	Universal Stainless & Alloy Products, Inc.	7,785	68,119
	Valvoline, Inc.	31,325	1,031,845
	Verso Corp., Class A	27,754	746,027
	Vulcan Materials Co.	15,682	2,984,441
	Warrior Met Coal, Inc.	42,685	1,118,347
	Westlake Chemical Corp.	72,184	7,120,952
	WestRock Co.	123,891	5,718,809
	Worthington Industries, Inc.	37,800	2,048,004
TOTAL MATERIALS			325,645,553
REAL ESTATE — (0.7%)
*	AMREP Corp.	6,528	78,336
*	CBRE Group, Inc., Class A	40,033	4,056,944
*	CKX Lands, Inc.	465	5,382
#	CTO Realty Growth, Inc.	484	28,358
#*	Cushman & Wakefield PLC	83,620	1,755,184
	Douglas Elliman, Inc.	21,039	163,263
#	eXp World Holdings, Inc.	18,149	492,564
*	Five Point Holdings LLC, Class A	11,936	69,109
*	Forestar Group, Inc.	11,719	233,794
*	FRP Holdings, Inc.	9,320	526,394
*	Howard Hughes Corp.	29,979	2,887,278
	Indus Realty Trust, Inc.	5,568	437,366
*	InterGroup Corp.	235	12,690
*	Jones Lang LaSalle, Inc.	37,266	9,345,940
	Kennedy-Wilson Holdings, Inc.	119,588	2,685,946
*	Marcus & Millichap, Inc.	31,988	1,497,358
*	Maui Land & Pineapple Co., Inc.	2,532	24,940
	Newmark Group, Inc., Class A	126,541	1,937,343
*	Opendoor Technologies, Inc.	75,900	753,687
*	Rafael Holdings, Inc., Class B	20,549	85,073
	RE/MAX Holdings, Inc., Class A	15,162	451,221
*	Realogy Holdings Corp.	93,579	1,544,054
#*	Redfin Corp.	13,604	402,270
	RMR Group, Inc., Class A	9,755	312,258
	St. Joe Co.	62,994	3,055,839
#*	Stratus Properties, Inc.	9,135	334,706
*	Tejon Ranch Co.	19,414	337,998

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Zillow Group, Inc., Class A	4,894	$244,015
#*	Zillow Group, Inc., Class C	15,644	789,709
TOTAL REAL ESTATE			34,549,019
UTILITIES — (1.1%)
	AES Corp.	68,477	1,518,820
	ALLETE, Inc.	9,015	575,427
	Alliant Energy Corp.	106	6,345
	American States Water Co.	12,065	1,112,755
	Artesian Resources Corp., Class A	5,487	264,473
#	Atlantica Sustainable Infrastructure PLC	31,600	1,031,108
	Atmos Energy Corp.	12,134	1,301,007
#	Avangrid, Inc.	9,028	421,788
#	Avista Corp.	20,799	924,724
	Black Hills Corp.	8,173	553,639
	Brookfield Renewable Corp., Class A	18,351	627,971
	California Water Service Group	16,250	1,008,962
	CenterPoint Energy, Inc.	6,565	186,183
	Chesapeake Utilities Corp.	7,116	969,270
	Clearway Energy, Inc., Class A	3,852	118,834
#	Clearway Energy, Inc., Class C	14,450	486,676
	CMS Energy Corp.	17,300	1,113,774
	Consolidated Water Co. Ltd.	12,933	131,399
	Essential Utilities, Inc.	18,470	900,228
	Evergy, Inc.	22,911	1,488,299
	Eversource Energy	15,733	1,407,946
	Genie Energy Ltd., Class B	22,891	115,142
	Hawaiian Electric Industries, Inc.	20,043	851,827
	IDACORP, Inc.	5,746	633,324
	Macquarie Infrastructure Holdings LLC	46,903	169,320
	MDU Resources Group, Inc.	167,375	4,915,804
	MGE Energy, Inc.	14,329	1,109,494
#	Middlesex Water Co.	7,465	755,757
	National Fuel Gas Co.	11,930	724,509
	New Jersey Resources Corp.	80,193	3,224,561
	NiSource, Inc.	31,603	922,176
	Northwest Natural Holding Co.	10,249	485,188
#	NorthWestern Corp.	16,697	970,430
	NRG Energy, Inc.	113,869	4,546,789
	OGE Energy Corp.	16,299	618,058
	ONE Gas, Inc.	7,311	569,454
#	Ormat Technologies, Inc.	56,661	3,862,014
	Otter Tail Corp.	18,309	1,160,791
	Pinnacle West Capital Corp.	7,400	515,114
	PNM Resources, Inc.	20,489	918,112
	Portland General Electric Co.	15,008	788,520
*	Pure Cycle Corp.	2,900	37,178
	RGC Resources, Inc.	1,634	36,896
	SJW Group	12,053	829,970
	South Jersey Industries, Inc.	31,150	779,373
	Southwest Gas Holdings, Inc.	7,654	521,850
	Spire, Inc.	7,217	475,745
#*	Sunnova Energy International, Inc.	64,120	1,260,599
	UGI Corp.	26,511	1,202,274
	Unitil Corp.	8,110	380,683
#	Via Renewables, Inc.	2,524	28,875
	Vistra Corp.	277,420	6,050,530
	WEC Energy Group, Inc.	6,451	626,005

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	7,798	$354,185
TOTAL UTILITIES		56,590,175
TOTAL COMMON STOCKS		4,812,496,557
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	14,980	433,671
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	4,960	476,854
INDUSTRIALS — (0.1%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,529	900,014
TOTAL PREFERRED STOCKS		1,810,539
TOTAL INVESTMENT SECURITIES (Cost $2,364,905,488)		4,814,307,096

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	39,651,445	39,651,445
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	11,851,499	137,109,998
TOTAL INVESTMENTS — (100.0%)
(Cost $2,541,653,170)^^			$4,991,068,539
As of January 31, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	03/18/22	$39,521,359	$39,412,187	$(109,172)
Total Futures Contracts			$39,521,359	$39,412,187	$(109,172)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$300,277,118	$35,932	—	$300,313,050
Consumer Discretionary	547,960,924	35,753	$7,082	548,003,759
Consumer Staples	239,241,236	58,666	—	239,299,902
Energy	331,274,045	—	—	331,274,045
Financials	1,107,189,794	70,245	—	1,107,260,039
Health Care	498,395,273	—	1,735,423	500,130,696
Industrials	803,890,130	336,556	—	804,226,686
Information Technology	565,203,633	—	—	565,203,633
Materials	325,645,553	—	—	325,645,553
Real Estate	34,549,019	—	—	34,549,019

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$56,590,175	—	—	$56,590,175
Preferred Stocks
Communication Services	433,671	—	—	433,671
Consumer Discretionary	476,854	—	—	476,854
Industrials	900,014	—	—	900,014
Temporary Cash Investments	39,651,445	—	—	39,651,445
Securities Lending Collateral	—	$137,109,998	—	137,109,998
Futures Contracts**	(109,172)	—	—	(109,172)
TOTAL	$4,851,569,712	$137,647,150	$1,742,505^	$4,990,959,367
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.9%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Networks, Inc., Class A	212,218	$9,046,853
*	Angi, Inc.	66,347	569,257
*	Anterix, Inc.	92,679	4,750,726
	ATN International, Inc.	128,384	5,094,277
*	Audacy, Inc.	517,618	1,252,636
#*	AutoWeb, Inc.	5,261	14,257
*	Ballantyne Strong, Inc.	59,746	179,238
#*	Bandwidth, Inc., Class A	7,138	446,910
*	Beasley Broadcast Group, Inc., Class A	68,349	127,813
#*	Boston Omaha Corp., Class A	45,269	1,194,649
*	Cargurus, Inc.	477,293	15,225,647
#*	Cars.com, Inc.	463,497	7,221,283
*	Chicken Soup For The Soul Entertainment, Inc.	4,260	43,324
#*	Cinedigm Corp., Class A	120,201	102,099
#*	Cinemark Holdings, Inc.	275,007	4,152,606
#	Cogent Communications Holdings, Inc.	360,731	22,946,099
#*	comScore, Inc.	83,747	253,753
#*	Consolidated Communications Holdings, Inc.	295,810	2,126,874
#*	Cumulus Media, Inc., Class A	18,606	190,712
*	Daily Journal Corp.	1,173	380,040
#	DallasNews Corp.	6,230	43,859
*	DHI Group, Inc.	268,956	1,446,983
*	Dolphin Entertainment, Inc.	33,421	178,468
#*	EchoStar Corp., Class A	29,959	709,729
#*	Emerald Holding, Inc.	33,875	110,433
	Entravision Communications Corp., Class A	600,881	3,641,339
#	EW Scripps Co., Class A	512,459	10,505,409
#*	Fluent, Inc.	16,684	26,694
#*	fuboTV, Inc.	67,624	726,282
*	Gaia, Inc.	61,674	452,687
#*	Gannett Co., Inc.	830,776	4,037,571
	Gray Television, Inc.	689,047	14,366,630
#	Gray Television, Inc., Class A	14,640	290,604
*	Hemisphere Media Group, Inc.	111,197	721,669
#*	IDT Corp., Class B	251,348	9,433,090
*	iHeartMedia, Inc., Class A	124,734	2,513,390
*	IMAX Corp.	60,550	1,044,488
#*	Insignia Systems, Inc.	3,274	46,818
*	Iridium Communications, Inc.	696,920	25,005,490
	John Wiley & Sons, Inc., Class A	289,758	14,705,218
#*	Lee Enterprises, Inc.	3,324	121,658
*	Liberty Latin America Ltd., Class A	130,901	1,432,057
*	Liberty Latin America Ltd., Class C	457,752	4,948,299
#*	Liberty Media Corp.-Liberty Braves, Class A	56,820	1,593,801
*	Liberty Media Corp.-Liberty Braves, Class C	146,412	3,953,124
#*	Lions Gate Entertainment Corp., Class A	394,134	6,180,021
*	Lions Gate Entertainment Corp., Class B	501,583	7,313,080
#*	Loyalty Ventures, Inc.	11,910	349,082
#*	Marchex, Inc., Class B	81,442	189,760
#*	Marcus Corp.	94,885	1,598,812
*	Mediaco Holding, Inc., Class A	2,817	14,733
#	National CineMedia, Inc.	74,924	197,799
#	Nexstar Media Group, Inc., Class A	289,770	47,922,163

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Ooma, Inc.	39,550	$713,482
*»	Pegasus Cos., Inc.	34	6,800
*	QuinStreet, Inc.	355,241	5,715,828
#*	Reading International, Inc., Class A	98,464	438,165
#*»	Reading International, Inc., Class B	2,710	55,176
	Saga Communications, Inc., Class A	17,530	388,815
#*	Salem Media Group, Inc.	11,760	37,867
	Scholastic Corp.	169,844	6,967,001
#*	Sciplay Corp., Class A	68,404	855,050
	Shenandoah Telecommunications Co.	392,989	8,948,360
#	Spok Holdings, Inc.	167,764	1,657,508
»††	SRAX, Inc.	70,653	12,011
#*	TechTarget, Inc.	228,395	18,943,081
	TEGNA, Inc.	866,096	16,767,619
#	Telephone & Data Systems, Inc.	744,604	14,743,159
#*	Telesat Corp.	24,826	562,309
#*	Thryv Holdings, Inc.	9,177	297,610
#*	Townsquare Media, Inc., Class A	120,143	1,583,485
#*	Travelzoo	96,532	904,505
#*	TripAdvisor, Inc.	317,498	8,620,071
*	TrueCar, Inc.	128,341	441,493
*	U.S. Cellular Corp.	179,693	5,502,200
#*	Urban One, Inc.	22,217	99,865
*	Urban One, Inc.	9,855	53,611
#*	WideOpenWest, Inc.	4,300	80,023
#	World Wrestling Entertainment, Inc., Class A	98,671	4,927,630
*	Yelp, Inc.	223,956	7,735,440
*	Zedge, Inc., Class B	25,739	194,587
#*	Ziff Davis, Inc.	269,969	28,362,943
#*	ZipRecruiter, Inc., Class A	6,014	130,444
TOTAL COMMUNICATION SERVICES			376,886,431
CONSUMER DISCRETIONARY — (12.7%)
*	1-800-Flowers.com, Inc., Class A	283,785	4,832,859
#*	2U, Inc.	86,380	1,394,173
	Aaron's Co., Inc.	327,181	6,926,422
#*	Abercrombie & Fitch Co., Class A	453,510	17,686,890
*	Academy Sports & Outdoors, Inc.	61,382	2,387,760
#	Acushnet Holdings Corp.	103,028	4,811,408
*	Adient PLC	543,441	22,808,219
*	Adtalem Global Education, Inc.	367,448	10,810,320
	AMCON Distributing Co.	2,993	468,554
*	American Axle & Manufacturing Holdings, Inc.	570,041	4,640,134
#	American Eagle Outfitters, Inc.	1,238,055	28,264,796
#*	American Outdoor Brands, Inc.	157,461	2,610,703
*	American Public Education, Inc.	36,598	782,831
*	America's Car-Mart, Inc.	64,209	6,094,718
*	Ark Restaurants Corp.	17,023	273,049
*	Arko Corp.	26,983	221,800
#*	Asbury Automotive Group, Inc.	165,928	26,709,430
#*	Aspen Group, Inc.	5,281	11,829
*	AutoNation, Inc.	209,066	22,788,194
*	Barnes & Noble Education, Inc.	408,786	2,460,892
	Bassett Furniture Industries, Inc.	115,135	2,136,906
#*	BBQ Holdings, Inc.	50,738	738,238
*	Beazer Homes USA, Inc.	161,594	2,947,475
#*	Bed Bath & Beyond, Inc.	482,270	7,832,065
#	Big 5 Sporting Goods Corp.	144,363	2,842,507
#	Big Lots, Inc.	226,048	9,473,672

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Biglari Holdings, Inc., Class A	235	$146,870
*	Biglari Holdings, Inc., Class B	11,471	1,359,314
*	BJ's Restaurants, Inc.	180,025	5,416,952
#*	Bloomin' Brands, Inc.	666,586	13,551,693
#*	Bluegreen Vacations Holding Corp.	41,315	1,238,211
*	Boot Barn Holdings, Inc.	226,612	20,841,506
#*	Brinker International, Inc.	340,240	11,299,370
	Brunswick Corp.	14,410	1,308,284
#	Buckle, Inc.	248,862	9,367,166
	Build-A-Bear Workshop, Inc.	136,061	2,427,328
	Caleres, Inc.	296,753	7,116,137
#	Camping World Holdings, Inc., Class A	105,567	3,504,824
#*	CarParts.com, Inc.	151,909	1,397,563
	Carriage Services, Inc.	154,515	7,775,195
	Carrols Restaurant Group, Inc.	232,137	573,378
	Carter's, Inc.	189,684	17,663,374
	Cato Corp., Class A	102,127	1,687,138
*	Cavco Industries, Inc.	66,769	17,990,239
*	Century Casinos, Inc.	81,272	808,656
	Century Communities, Inc.	266,017	17,517,219
#*	Charles & Colvard Ltd.	98,685	237,831
*	Cheesecake Factory, Inc.	335,146	11,958,009
#*	Chico's FAS, Inc.	577,223	2,718,720
#*	Children's Place, Inc.	131,318	9,290,749
#	Choice Hotels International, Inc.	161,930	23,220,762
*	Chuy's Holdings, Inc.	153,621	3,872,785
#*	Citi Trends, Inc.	105,329	5,131,629
	Clarus Corp.	128,461	2,894,226
	Columbia Sportswear Co.	35,777	3,322,610
#*	Conn's, Inc.	245,779	5,965,056
*	Container Store Group, Inc.	154,275	1,573,605
»††	Contra Zagg, Inc.	343,229	30,891
#*	Cooper-Standard Holdings, Inc.	41,624	857,038
#	Cracker Barrel Old Country Store, Inc.	136,346	16,244,262
*	Crocs, Inc.	430,394	44,167,032
	Crown Crafts, Inc.	4,141	28,490
	Culp, Inc.	102,019	923,272
#	Dana, Inc.	1,002,477	21,713,652
#*	Dave & Buster's Entertainment, Inc.	236,550	8,466,125
	Del Taco Restaurants, Inc.	146,182	1,822,890
#*	Delta Apparel, Inc.	41,501	1,253,330
#*	Denny's Corp.	329,386	5,105,483
#*	Designer Brands, Inc., Class A	181,863	2,395,136
#	Dick's Sporting Goods, Inc.	248,893	28,722,252
#	Dillard's, Inc., Class A	27,554	6,991,001
#*	Dixie Group, Inc.	27,325	114,219
*	Dorman Products, Inc.	237,627	22,249,016
*	Duluth Holdings, Inc., Class B	9,158	138,103
#	Educational Development Corp.	42,166	306,125
*	El Pollo Loco Holdings, Inc.	275,135	3,670,301
#	Escalade, Inc.	64,803	926,683
#	Ethan Allen Interiors, Inc.	189,557	4,778,732
*	Everi Holdings, Inc.	160,881	3,180,617
#*	Fiesta Restaurant Group, Inc.	122,662	1,161,609
*	Flanigan's Enterprises, Inc.	5,448	154,941
#	Flexsteel Industries, Inc.	63,344	1,577,899
#	Foot Locker, Inc.	152,373	6,808,026
#*	Fossil Group, Inc.	276,639	3,067,927
*	Fox Factory Holding Corp.	276,347	36,773,495

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Franchise Group, Inc.	20,270	$1,014,919
*	frontdoor, Inc.	293,995	10,672,019
#*	Full House Resorts, Inc.	12,837	113,351
#*	Funko, Inc., Class A	58,749	1,015,183
	Gap, Inc.	134,478	2,430,017
*	Garrett Motion, Inc.	12,301	86,107
#*	Genesco, Inc.	133,262	8,572,744
*	Gentherm, Inc.	257,201	22,476,795
#*	G-III Apparel Group Ltd.	326,602	8,873,776
*	Goodyear Tire & Rubber Co.	1,065,236	22,082,342
#*	GoPro, Inc., Class A	319,186	2,827,988
	Graham Holdings Co., Class B	29,547	17,584,011
*	Grand Canyon Education, Inc.	81,895	6,852,974
*	Green Brick Partners, Inc.	104,930	2,484,742
#	Group 1 Automotive, Inc.	134,102	22,771,861
#*	Groupon, Inc.	32,018	977,830
#	Guess?, Inc.	459,940	10,587,819
	H&R Block, Inc.	447,207	10,223,152
#	Hamilton Beach Brands Holding Co., Class A	124,600	1,726,956
	Hanesbrands, Inc.	426,154	6,861,079
	Harley-Davidson, Inc.	184,015	6,361,399
#	Haverty Furniture Cos., Inc.	32,289	953,171
	Haverty Furniture Cos., Inc., Class A	3,785	100,454
#*	Helen of Troy Ltd.	185,174	38,762,473
#	Hibbett, Inc.	119,311	7,355,523
*	Hilton Grand Vacations, Inc.	486,861	23,788,028
#	Hooker Furnishings Corp.	94,185	2,075,837
#*	Horizon Global Corp.	127,114	971,151
*	Houghton Mifflin Harcourt Co.	700,949	12,624,092
#*	Hovnanian Enterprises, Inc., Class A	24,891	2,411,440
#*	Inspired Entertainment, Inc.	66,710	860,559
#	Installed Building Products, Inc.	222,513	24,652,215
#	International Game Technology PLC	334,217	8,946,989
#*	iRobot Corp.	194,093	12,716,973
*	J Jill, Inc.	1,234	18,831
#	Jack in the Box, Inc.	162,501	14,795,716
#*	JAKKS Pacific, Inc.	2,347	20,654
#	Johnson Outdoors, Inc., Class A	74,341	6,707,045
	KB Home	651,739	27,535,973
#*	Kirkland's, Inc.	4,700	79,571
#	Kohl's Corp.	144,584	8,633,111
#	Kontoor Brands, Inc.	26,407	1,301,601
#*	Koss Corp.	13,669	113,999
*	Kura Sushi USA, Inc., Class A	4,956	228,719
#*	Lakeland Industries, Inc.	65,730	1,381,645
*	Lands' End, Inc.	117,243	2,149,064
	Laureate Education, Inc., Class A	520,196	6,580,479
*»††	Lazare Kaplan International, Inc.	9,600	1,350
	La-Z-Boy, Inc.	343,596	12,613,409
#*	Lazydays Holdings, Inc.	19,435	315,624
#	LCI Industries	191,985	23,646,792
#*	Legacy Housing Corp.	23,212	574,729
#	Leggett & Platt, Inc.	114,809	4,575,139
#*	LGI Homes, Inc.	34,123	4,248,655
	Lifetime Brands, Inc.	135,511	2,100,421
*	Lincoln Educational Services Corp.	28,963	198,397
#*	Liquidity Services, Inc.	359,711	6,845,300
*	Live Ventures, Inc.	1,658	40,439
#*	LL Flooring Holdings, Inc.	209,367	3,023,260

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lovesac Co.	39,711	$2,138,437
*	M/I Homes, Inc.	158,879	8,418,998
	Macy's, Inc.	427,938	10,955,213
*	Malibu Boats, Inc., Class A	174,126	11,433,113
#	Marine Products Corp.	153,627	1,883,467
#*	MarineMax, Inc.	169,013	7,953,752
	Marriott Vacations Worldwide Corp.	214,352	34,806,478
#*	MasterCraft Boat Holdings, Inc.	142,097	3,613,527
*	Mattel, Inc.	349,983	7,321,644
	MDC Holdings, Inc.	520,773	26,397,983
»††	Media General, Inc.	298,450	36,918
*	Meritage Homes Corp.	227,167	23,177,849
*	Modine Manufacturing Co.	319,105	2,919,811
*	Monarch Casino & Resort, Inc.	25,809	1,597,577
#	Monro, Inc.	226,139	11,245,892
#*	Motorcar Parts of America, Inc.	151,100	2,497,683
#	Movado Group, Inc.	123,478	4,577,329
#*	Mullen Automotive, Inc.	16,251	52,328
	Murphy USA, Inc.	187,244	36,823,405
#	Nathan's Famous, Inc.	57,838	3,116,311
#*	National Vision Holdings, Inc.	270,791	11,069,936
#*	Nautilus, Inc.	147,910	754,341
#*	Noodles & Co.	271,907	2,286,738
#*	Nordstrom, Inc.	53,604	1,206,090
*	Norwegian Cruise Line Holdings Ltd.	181,100	3,772,313
#*	ODP Corp.	332,894	14,723,902
#*	Ollie's Bargain Outlet Holdings, Inc.	131,147	6,287,187
*	ONE Group Hospitality, Inc.	27,942	352,069
*	OneSpaWorld Holdings Ltd.	125,384	1,293,963
#	OneWater Marine, Inc., Class A	11,435	591,304
	Oxford Industries, Inc.	125,634	10,350,985
	Papa John's International, Inc.	267,933	33,076,329
#*	Party City Holdco, Inc.	63,577	300,719
	Patrick Industries, Inc.	183,034	11,787,390
#*	Penn National Gaming, Inc.	75,980	3,465,448
	Penske Automotive Group, Inc.	466,031	47,362,731
*	Perdoceo Education Corp.	667,136	7,351,839
#	PetMed Express, Inc.	157,076	4,057,273
*	Planet Fitness, Inc., Class A	60,336	5,348,183
*	Playa Hotels & Resorts NV	95,592	729,367
#*	PlayAGS, Inc.	13,721	106,887
#*	Potbelly Corp.	96,344	529,892
#*	Purple Innovation, Inc.	69,182	575,594
	PVH Corp.	29,602	2,812,486
*	Quotient Technology, Inc.	63,060	448,357
	Qurate Retail, Inc., Class A	488,277	3,432,587
	RCI Hospitality Holdings, Inc.	70,051	4,894,463
#*	Red Robin Gourmet Burgers, Inc.	73,911	1,090,187
#	Red Rock Resorts, Inc., Class A	66,913	2,978,967
#	Rent-A-Center, Inc.	171,507	7,229,020
#*	Revolve Group, Inc.	66,540	3,281,753
#	Rocky Brands, Inc.	80,809	3,457,009
#*	Ruth's Hospitality Group, Inc.	258,655	5,180,860
#*	Sally Beauty Holdings, Inc.	842,172	14,460,093
#*	Scientific Games Corp., Class A	284,894	16,438,384
*	SeaWorld Entertainment, Inc.	263,628	15,706,956
#*	Shake Shack, Inc., Class A	207,370	13,700,936
#	Shoe Carnival, Inc.	247,554	8,456,445
	Shutterstock, Inc.	225,059	21,823,971

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	363,937	$31,345,894
*	Skechers USA, Inc., Class A	58,434	2,454,228
*	Skyline Champion Corp.	240,994	16,228,536
#*	Sleep Number Corp.	182,433	13,043,960
#	Smith & Wesson Brands, Inc.	388,776	6,640,294
#	Sonic Automotive, Inc., Class A	217,412	11,090,186
#*	Sonos, Inc.	235,805	5,947,002
*	Sportsman's Warehouse Holdings, Inc.	338,374	3,708,579
	Standard Motor Products, Inc.	170,784	8,175,430
	Steven Madden Ltd.	518,332	21,324,179
#*	Stitch Fix, Inc., Class A	11,105	182,455
*	Stoneridge, Inc.	206,441	3,895,542
#	Strategic Education, Inc.	124,112	7,404,522
#*	Strattec Security Corp.	30,730	1,164,360
*	Stride, Inc.	330,019	11,573,766
	Superior Group of Cos., Inc.	120,389	2,459,547
#*	Superior Industries International, Inc.	78,535	347,910
#*	Sypris Solutions, Inc.	27,339	55,225
*	Tandy Leather Factory, Inc.	22,658	113,290
*	Taylor Morrison Home Corp.	915,862	28,107,805
	Tempur Sealy International, Inc.	404,708	16,111,426
*	Tenneco, Inc., Class A	103,905	1,091,003
*	Terminix Global Holdings, Inc.	9,453	407,802
	Texas Roadhouse, Inc.	353,641	30,197,405
#	Thor Industries, Inc.	38,863	3,676,051
#	Tile Shop Holdings, Inc.	10,720	70,859
	Tilly's, Inc., Class A	181,981	2,398,510
	Toll Brothers, Inc.	37,959	2,238,442
#*	TopBuild Corp.	183,004	42,575,881
	Travel & Leisure Co.	429,837	24,414,742
#*	TravelCenters of America, Inc.	50,699	2,310,860
*	Tri Pointe Homes, Inc.	864,225	20,577,197
*	TRxADE HEALTH, Inc.	4,723	9,446
#*	Tupperware Brands Corp.	63,073	972,586
#*	Unifi, Inc.	139,014	2,642,656
*	Universal Electronics, Inc.	113,903	4,042,417
*	Universal Technical Institute, Inc.	54,576	396,222
#*	Urban Outfitters, Inc.	299,543	8,602,875
*	Vera Bradley, Inc.	115,041	942,186
#*	Vince Holding Corp.	10,854	97,686
#*	Vista Outdoor, Inc.	416,280	16,060,082
*	Visteon Corp.	167,302	16,982,826
#*	VOXX International Corp.	282,625	3,123,006
	Wendy's Co.	1,071,638	24,679,823
#	Weyco Group, Inc.	61,801	1,446,143
#	Wingstop, Inc.	211,969	32,484,249
	Winmark Corp.	39,175	8,439,079
#	Winnebago Industries, Inc.	259,691	16,755,263
	Wolverine World Wide, Inc.	612,276	16,219,191
	Wyndham Hotels & Resorts, Inc.	71,395	5,993,610
#*	XPEL, Inc.	7,880	491,397
*	YETI Holdings, Inc.	54,502	3,574,241
#*	Zovio, Inc.	498,095	617,638
#*	Zumiez, Inc.	167,457	7,527,192
TOTAL CONSUMER DISCRETIONARY			2,047,480,053
CONSUMER STAPLES — (3.5%)
	Alico, Inc.	26,434	950,831
	Andersons, Inc.	239,225	9,114,473

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	B&G Foods, Inc.	350,004	$10,885,124
#*	BellRing Brands, Inc., Class A	55,350	1,348,326
#*	BJ's Wholesale Club Holdings, Inc.	580,667	35,693,600
#*	Blue Apron Holdings, Inc., Class A	9,952	76,929
*	Bridgford Foods Corp.	18,946	230,952
#	Calavo Growers, Inc.	103,999	4,306,599
#	Cal-Maine Foods, Inc.	286,375	11,168,625
#*	Celsius Holdings, Inc.	99,991	4,772,570
#*	Central Garden & Pet Co.	84,576	3,923,481
*	Central Garden & Pet Co., Class A	314,859	13,642,840
#*	Chefs' Warehouse, Inc.	284,139	8,478,708
	Coca-Cola Consolidated, Inc.	55,235	31,649,655
#*	Coffee Holding Co., Inc.	21,395	94,138
*	Coty, Inc., Class A	937,835	7,952,841
*	Darling Ingredients, Inc.	180,737	11,525,598
	Edgewell Personal Care Co.	40,693	1,863,739
*	elf Beauty, Inc.	213,313	6,305,532
#	Energizer Holdings, Inc.	45,380	1,706,742
#*	Farmer Bros Co.	37,159	237,446
	Flowers Foods, Inc.	352,988	9,929,552
#	Fresh Del Monte Produce, Inc.	361,321	10,055,563
#*	Freshpet, Inc.	29,455	2,740,199
#*	Grocery Outlet Holding Corp.	13,885	352,401
#*	Hain Celestial Group, Inc.	213,427	7,796,488
*	Herbalife Nutrition Ltd.	10,278	436,918
*	Hostess Brands, Inc.	727,840	14,935,277
	Ingles Markets, Inc., Class A	121,419	9,340,764
	Ingredion, Inc.	26,898	2,547,241
#	Inter Parfums, Inc.	234,744	23,232,614
#	J&J Snack Foods Corp.	109,042	16,540,581
	John B. Sanfilippo & Son, Inc.	69,422	5,491,280
	Lancaster Colony Corp.	163,764	26,000,810
#*	Landec Corp.	210,375	2,261,531
*	Lifevantage Corp.	85,913	552,421
#*	Lifeway Foods, Inc.	3,939	20,010
#	Limoneira Co.	100,471	1,492,999
	Mannatech, Inc.	804	27,087
	Medifast, Inc.	95,298	18,936,666
#	MGP Ingredients, Inc.	136,280	10,310,945
#	National Beverage Corp.	222,735	9,949,572
#*	Natural Alternatives International, Inc.	54,582	714,751
	Natural Grocers by Vitamin Cottage, Inc.	113,026	1,650,180
	Nature's Sunshine Products, Inc.	78,143	1,378,443
	Nu Skin Enterprises, Inc., Class A	163,366	7,872,608
#	Oil-Dri Corp. of America	41,848	1,423,669
*	Performance Food Group Co.	217,815	9,189,615
*	Pilgrim's Pride Corp.	48,845	1,366,195
*	Post Holdings, Inc.	19,703	2,084,971
	PriceSmart, Inc.	221,806	15,839,166
#	Reynolds Consumer Products, Inc.	5,602	169,573
#*	Rite Aid Corp.	40,935	434,320
#	Rocky Mountain Chocolate Factory, Inc.	16,642	130,473
	Sanderson Farms, Inc.	142,633	26,244,472
	Seaboard Corp.	1,803	6,887,442
*	Seneca Foods Corp., Class A	65,340	3,054,645
*»	Seneca Foods Corp., Class B	2,794	131,025
*	Simply Good Foods Co.	204,592	7,207,776
#	SpartanNash Co.	258,572	6,353,114
	Spectrum Brands Holdings, Inc.	186,972	16,711,557

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Sprouts Farmers Market, Inc.	630,481	$17,111,254
#	Tootsie Roll Industries, Inc.	152,123	5,164,576
#*	TreeHouse Foods, Inc.	227,838	8,824,166
#	Turning Point Brands, Inc.	136,750	4,817,703
*	U.S. Foods Holding Corp.	31,213	1,100,570
*	United Natural Foods, Inc.	432,958	16,790,111
	United-Guardian, Inc.	18,486	349,385
#	Universal Corp.	171,699	9,345,577
*	USANA Health Sciences, Inc.	146,637	14,015,564
	Vector Group Ltd.	718,277	7,980,057
#	Village Super Market, Inc., Class A	76,710	1,752,824
*	Vital Farms, Inc.	13,137	217,155
#	WD-40 Co.	103,110	22,917,229
#	Weis Markets, Inc.	188,682	11,366,204
*	Whole Earth Brands, Inc.	2,802	26,563
TOTAL CONSUMER STAPLES			569,502,601
ENERGY — (3.4%)
	Adams Resources & Energy, Inc.	19,731	591,733
#*	Alto Ingredients, Inc.	167,331	866,775
	Altus Midstream Co., Class A	1,049	66,119
#	Antero Midstream Corp.	1,271,853	12,654,937
#*	Antero Resources Corp.	1,438,623	28,096,307
#	Arch Resources, Inc.	113,142	10,707,759
	Archrock, Inc.	694,330	5,860,145
#*	Ardmore Shipping Corp.	139,990	478,766
*	Aspen Aerogels, Inc.	43,374	1,288,208
	Berry Corp.	46,594	404,902
	Brigham Minerals, Inc., Class A	28,297	612,347
*	Bristow Group, Inc.	80,744	2,652,440
	Cactus, Inc., Class A	306,533	14,854,589
	California Resources Corp.	153,080	6,524,270
#*	Callon Petroleum Co.	14,751	729,289
#*	Centennial Resource Development, Inc., Class A	608,409	4,751,674
*	Centrus Energy Corp., Class A	7,720	335,434
*	ChampionX Corp.	243,554	5,455,610
#	Chesapeake Energy Corp.	106,070	7,230,792
	Civitas Resources, Inc.	198,281	10,806,315
#*	Clean Energy Fuels Corp.	1,669,923	10,136,433
*	CNX Resources Corp.	1,514,044	22,453,273
#*	Comstock Resources, Inc.	375,397	2,920,589
#*	CONSOL Energy, Inc.	148,720	3,233,173
#*	Crescent Energy, Inc., Class A	60,201	798,867
*	Delek U.S. Holdings, Inc.	269,658	4,185,092
*	Denbury, Inc.	114,874	8,631,632
#	DHT Holdings, Inc.	1,158,520	5,653,578
#*	DMC Global, Inc.	136,389	5,501,932
	Dorian LPG Ltd.	251,978	2,996,018
*	Dril-Quip, Inc.	53,463	1,352,079
*	DTE Midstream LLC	11,025	569,993
*	Earthstone Energy, Inc., Class A	229,191	3,130,749
*	ENGlobal Corp.	12,104	11,845
	EnLink Midstream LLC	367,903	2,928,508
*	EQT Corp.	490,161	10,415,921
	Equitrans Midstream Corp.	107,399	871,006
#	Evolution Petroleum Corp.	95,207	547,440
#*	Expro Group Holdings NV	78,836	1,234,572
#*	Exterran Corp.	167,944	916,974
	Falcon Minerals Corp.	39,849	206,019

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Forum Energy Technologies, Inc.	23,829	$465,142
*	FTS International, Inc., Class A	2,797	73,701
*	Geospace Technologies Corp.	78,924	690,585
#*	Green Plains, Inc.	304,356	9,295,032
*	Gulf Island Fabrication, Inc.	121,520	480,004
#*	Helix Energy Solutions Group, Inc.	370,315	1,307,212
#	Helmerich & Payne, Inc.	88,079	2,527,867
#	HollyFrontier Corp.	395,615	13,909,823
#	International Seaways, Inc.	258,792	3,775,775
*	Kosmos Energy Ltd.	50,532	218,804
#*	Laredo Petroleum, Inc.	118,021	7,926,290
#*	Liberty Oilfield Services, Inc., Class A	121,533	1,470,549
#	Magnolia Oil & Gas Corp., Class A	249,345	5,393,332
#	Matador Resources Co.	864,541	38,705,501
*	Mexco Energy Corp.	11,942	122,167
#	Murphy Oil Corp.	770,492	24,347,547
#*	Nabors Industries Ltd.	25,375	2,626,566
#	NACCO Industries, Inc., Class A	45,889	1,399,615
#*	National Energy Services Reunited Corp.	35,664	354,144
*	Natural Gas Services Group, Inc.	95,537	1,028,934
*	NCS Multistage Holdings, Inc.	499	19,915
*	New Concept Energy, Inc.	2,862	7,642
*	Newpark Resources, Inc.	340,693	1,209,460
#*	NextDecade Corp.	8,783	19,410
*	NexTier Oilfield Solutions, Inc.	100,613	605,690
#	Nordic American Tankers Ltd.	20,659	32,021
	NOV, Inc.	766,355	12,583,549
#	Oasis Petroleum, Inc.	29,673	4,018,614
#*	Oceaneering International, Inc.	13,666	178,068
#*	Oil States International, Inc.	24,000	150,480
#*	Overseas Shipholding Group, Inc., Class A	256,284	443,371
*	Par Pacific Holdings, Inc.	157,622	2,222,470
	Patterson-UTI Energy, Inc.	550,890	5,486,864
#*	PBF Energy, Inc., Class A	111,256	1,762,295
#	PDC Energy, Inc.	715,440	42,404,129
#*	Peabody Energy Corp.	408,063	4,407,080
#	PHX Minerals, Inc.	9,329	22,203
*	ProPetro Holding Corp.	334,749	3,518,212
*	Range Resources Corp.	1,876,981	36,131,884
*	Ranger Oil Corp., Class A	96,936	3,005,985
#*	Renewable Energy Group, Inc.	366,930	14,772,602
*	REX American Resources Corp.	51,451	4,961,420
#*	Ring Energy, Inc.	30,526	76,926
#*	RPC, Inc.	136,368	805,935
*	SandRidge Energy, Inc.	224,526	2,582,049
	Scorpio Tankers, Inc.	201,478	2,742,116
#*	SEACOR Marine Holdings, Inc.	101,849	426,747
*	Select Energy Services, Inc., Class A	138,635	924,695
	SFL Corp. Ltd.	298,807	2,450,217
#*	SilverBow Resources, Inc.	54,281	1,264,205
	SM Energy Co.	732,318	24,027,354
*	Smart Sand, Inc.	7,815	15,317
	Solaris Oilfield Infrastructure, Inc., Class A	953	7,348
#*	Southwestern Energy Co.	4,248,727	18,694,399
*	Talos Energy, Inc.	151,356	1,610,428
*	Technip Energies NV, ADR	39,935	608,210
*	TechnipFMC PLC	810,631	5,260,995
#*	Teekay Tankers Ltd., Class A	110,939	1,183,719
#*	Tellurian, Inc.	358,180	899,032

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	506,670	$1,484,543
*	Tidewater, Inc.	39,740	563,911
#*	Transocean Ltd.	264,469	833,077
*	U.S. Energy Corp.	2,417	7,855
#*	U.S. Silica Holdings, Inc.	309,951	2,960,032
*	VAALCO Energy, Inc.	22,516	110,554
*	Weatherford International PLC	18,669	560,070
*	Whiting Petroleum Corp.	35,628	2,645,379
	World Fuel Services Corp.	369,813	10,432,425
TOTAL ENERGY			540,923,596
FINANCIALS — (20.2%)
	1st Source Corp.	200,687	10,010,268
#	ACNB Corp.	7,970	258,148
	Affiliated Managers Group, Inc.	196,300	28,701,023
	Alerus Financial Corp.	9,181	260,144
	Allegiance Bancshares, Inc.	104,685	4,609,281
	Amalgamated Financial Corp.	10,413	177,125
	A-Mark Precious Metals, Inc.	84,511	5,231,231
*	Ambac Financial Group, Inc.	54,744	775,722
	Amerant Bancorp, Inc.	7,696	261,664
	American Equity Investment Life Holding Co.	709,542	29,190,558
	American National Bankshares, Inc.	64,844	2,451,103
	American National Group, Inc.	78,093	14,743,177
	Ameris Bancorp	537,802	26,519,017
	AMERISAFE, Inc.	156,546	8,221,796
	AmeriServ Financial, Inc.	209,717	899,686
	Ames National Corp.	10,111	246,001
	Argo Group International Holdings Ltd.	192,329	10,920,441
	Arrow Financial Corp.	149,762	5,298,580
#	Artisan Partners Asset Management, Inc., Class A	412,173	17,809,995
*	AssetMark Financial Holdings, Inc.	6,776	162,556
	Associated Banc-Corp.	994,723	23,773,880
#	Associated Capital Group, Inc., Class A	6,890	309,361
	Assured Guaranty Ltd.	286,023	15,242,166
	Atlantic American Corp.	19,437	49,759
*	Atlantic Capital Bancshares, Inc.	189,816	5,717,258
	Atlantic Union Bankshares Corp.	559,162	22,769,077
#*	Atlanticus Holdings Corp.	85,007	5,466,800
	Auburn National BanCorp, Inc.	2,786	94,000
	Axis Capital Holdings Ltd.	153,338	8,737,199
*	Axos Financial, Inc.	442,887	22,808,680
#	B. Riley Financial, Inc.	2,167	133,422
	Banc of California, Inc.	445,228	8,601,805
	BancFirst Corp.	201,661	15,114,492
*	Bancorp, Inc.	580,924	17,323,154
	Bank First Corp.	189	13,228
#	Bank of Hawaii Corp.	298,310	25,675,542
	Bank of Marin Bancorp	109,258	4,074,231
	Bank of NT Butterfield & Son Ltd.	92,385	3,385,910
#	Bank of Princeton	1,068	32,403
#	Bank of South Carolina Corp.	808	16,241
	Bank OZK	626,805	29,365,814
	BankFinancial Corp.	137,684	1,484,234
	BankUnited, Inc.	339,862	14,189,238
	Bankwell Financial Group, Inc.	18,953	641,180
	Banner Corp.	258,304	16,043,261
	Bar Harbor Bankshares	98,945	3,021,780
#*	Baycom Corp.	18,605	386,984

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	88,759	$1,508,903
	Berkshire Hills Bancorp, Inc.	283,180	8,379,296
#	BGC Partners, Inc., Class A	435,027	1,835,814
*	Blucora, Inc.	297,513	4,825,661
#	BOK Financial Corp.	83,177	8,529,801
*	Bridgewater Bancshares, Inc.	56,054	997,201
*	Brighthouse Financial, Inc.	364,365	19,839,674
	BrightSphere Investment Group, Inc.	257,859	5,564,597
*	Broadway Financial Corp.	11,156	21,196
	Brookline Bancorp, Inc.	584,068	9,987,563
	Business First Bancshares, Inc.	21,056	577,987
	Byline Bancorp, Inc.	85,287	2,217,462
	C&F Financial Corp.	20,775	1,063,057
	Cadence Bank	1,274,510	39,726,477
#»	California First Leasing Corp.	6,634	118,782
	Cambridge Bancorp	15,536	1,391,093
	Camden National Corp.	143,780	7,140,115
*	Cannae Holdings, Inc.	153,665	4,589,974
	Capital Bancorp, Inc.	7,876	203,516
	Capital City Bank Group, Inc.	100,195	2,771,394
	Capitol Federal Financial, Inc.	1,090,731	12,139,836
	Capstar Financial Holdings, Inc.	96,429	2,068,402
*	Carter Bankshares, Inc.	7,521	115,748
*	Carver Bancorp, Inc.	16,478	116,829
	Cathay General Bancorp	568,991	25,695,634
#	CBTX, Inc.	34,428	1,013,216
*»	CCUR Holdings, Inc.	16	96,000
	Central Pacific Financial Corp.	201,561	5,865,425
#	Central Valley Community Bancorp	53,931	1,208,054
	Chemung Financial Corp.	10,814	495,606
	Citizens & Northern Corp.	84,044	2,111,185
#	Citizens Community Bancorp, Inc.	2,440	35,234
#	Citizens Holding Co.	1,503	27,114
#*	Citizens, Inc.	141,611	672,652
	City Holding Co.	124,328	9,972,349
	Civista Bancshares, Inc.	64,329	1,550,972
	CNB Financial Corp.	97,851	2,613,600
	CNO Financial Group, Inc.	615,384	15,347,677
*	Coastal Financial Corp.	11,524	557,992
#	Codorus Valley Bancorp, Inc.	29,864	647,452
#	Cohen & Co., Inc.	2,174	33,045
	Cohen & Steers, Inc.	340,214	28,418,075
	Colony Bankcorp, Inc.	24,783	417,594
	Columbia Banking System, Inc.	586,140	20,380,088
*	Columbia Financial, Inc.	28,291	598,920
	Community Bank System, Inc.	316,109	22,576,505
	Community Financial Corp.	2,038	80,705
	Community Trust Bancorp, Inc.	160,361	7,086,353
	Community West Bancshares	5,845	81,479
	ConnectOne Bancorp, Inc.	307,866	9,854,791
#*	Consumer Portfolio Services, Inc.	151,454	1,794,730
#	Cowen, Inc., Class A	148,568	4,706,634
	Crawford & Co., Class A	243,678	1,854,390
	Crawford & Co., Class B	186,848	1,414,439
*	CrossFirst Bankshares, Inc.	35,238	544,779
	Cullen/Frost Bankers, Inc.	7,007	988,057
#	Curo Group Holdings Corp.	73,655	1,055,476
#*	Customers Bancorp, Inc.	251,321	14,652,014
#	CVB Financial Corp.	1,026,891	22,622,409

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	30,173	$5,634,808
	Dime Community Bancshares, Inc.	304,544	10,646,858
	Donegal Group, Inc., Class A	229,467	3,292,851
	Donegal Group, Inc., Class B	5,267	72,211
*	Donnelley Financial Solutions, Inc.	288,134	10,724,347
	Eagle Bancorp Montana, Inc.	4,712	107,434
	Eagle Bancorp, Inc.	239,433	14,358,797
	Eastern Bankshares, Inc.	85,912	1,829,066
#*	eHealth, Inc.	158,124	3,455,009
#*	Elevate Credit, Inc.	11,518	33,863
	Employers Holdings, Inc.	249,660	9,761,706
#*	Encore Capital Group, Inc.	221,538	14,289,201
#*	Enova International, Inc.	344,388	13,871,949
*	Enstar Group Ltd.	89,974	23,850,308
	Enterprise Bancorp, Inc.	37,036	1,581,067
	Enterprise Financial Services Corp.	249,123	12,341,553
	Equity Bancshares, Inc., Class A	80,050	2,566,403
*	Esquire Financial Holdings, Inc.	13,123	452,350
#	ESSA Bancorp, Inc.	49,020	865,203
	Essent Group Ltd.	413,675	18,880,127
#	Evans Bancorp, Inc.	21,296	906,784
	Evercore, Inc., Class A	282,562	35,269,389
#*	EZCORP, Inc., Class A	381,106	2,275,203
	Farmers & Merchants Bancorp, Inc.	14,653	462,888
	Farmers National Banc Corp.	174,893	3,051,883
	FB Financial Corp.	227,913	10,146,687
	Federal Agricultural Mortgage Corp., Class A	2,089	237,613
	Federal Agricultural Mortgage Corp., Class C	74,977	9,132,199
#	Federated Hermes, Inc.	649,170	21,494,019
*	FedNat Holding Co.	54,852	74,599
	Financial Institutions, Inc.	155,453	5,011,805
	First American Financial Corp.	57,307	4,269,945
	First BanCorp	1,564,931	22,769,746
	First BanCorp	246,465	10,822,278
	First Bancorp, Inc.	90,151	2,897,453
	First Bancshares, Inc.	67,859	2,447,674
	First Bank	56,734	831,153
	First Busey Corp.	370,309	10,324,215
	First Business Financial Services, Inc.	54,908	1,849,301
	First Citizens BancShares, Inc., Class A	22,404	17,454,508
	First Commonwealth Financial Corp.	728,718	12,067,570
	First Community Bankshares, Inc.	177,514	5,540,212
	First Community Corp.	1,740	36,784
	First Financial Bancorp	675,838	17,037,876
	First Financial Bankshares, Inc.	581,247	27,312,797
	First Financial Corp.	56,925	2,555,363
	First Financial Northwest, Inc.	87,822	1,458,723
	First Foundation, Inc.	350,008	9,152,709
	First Hawaiian, Inc.	448,433	12,713,076
	First Horizon Corp.	88,825	1,519,796
#	First Internet Bancorp	72,370	3,637,316
#	First Interstate BancSystem, Inc., Class A	312,475	11,483,456
	First Merchants Corp.	403,141	17,105,273
	First Mid Bancshares, Inc.	55,711	2,292,508
	First Midwest Bancorp, Inc.	820,457	17,040,892
	First Northwest Bancorp	53,332	1,188,770
	First of Long Island Corp.	147,793	3,238,145
	First Savings Financial Group, Inc.	1,053	27,736
	First U.S. Bancshares, Inc.	2,966	32,329

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First United Corp.	29,954	$596,983
*	First Western Financial, Inc.	1,579	51,633
	FirstCash Holdings, Inc.	307,746	21,449,896
	Flagstar Bancorp, Inc.	410,475	18,573,994
#*	FlexShopper, Inc.	3,710	6,789
	Flushing Financial Corp.	239,188	5,647,229
	FNB Corp.	1,237,330	15,986,304
	FS Bancorp, Inc.	45,412	1,508,587
	Fulton Financial Corp.	1,228,766	22,056,350
#*	FVCBankcorp, Inc.	1,360	27,472
	GAMCO Investors, Inc., Class A	87,161	1,961,994
*	Genworth Financial, Inc., Class A	640,874	2,499,409
	German American Bancorp, Inc.	215,625	8,538,750
	Glacier Bancorp, Inc.	799,539	41,520,060
	Global Indemnity Group LLC, Class A	79,077	2,057,584
#	Goosehead Insurance, Inc., Class A	18,552	1,828,856
	Great Southern Bancorp, Inc.	109,542	6,500,222
	Great Western Bancorp, Inc.	171,586	5,298,576
*	Green Dot Corp., Class A	270,536	8,578,697
#	Greenhill & Co., Inc.	27,582	460,068
#*	Greenlight Capital Re Ltd., Class A	121,436	879,197
	Guaranty Bancshares, Inc.	38,201	1,357,664
	Guaranty Federal Bancshares, Inc.	2,898	94,475
*	Hallmark Financial Services, Inc.	99,446	423,640
#	Hamilton Lane, Inc., Class A	129,461	11,711,042
	Hancock Whitney Corp.	521,920	27,515,622
	Hanmi Financial Corp.	241,294	6,485,983
	Hanover Insurance Group, Inc.	64,532	8,902,835
	HarborOne Bancorp, Inc.	267,354	3,796,427
	Hawthorn Bancshares, Inc.	4,565	116,407
	HBT Financial, Inc.	13,391	249,206
	HCI Group, Inc.	77,795	5,279,947
	Heartland Financial USA, Inc.	220,710	11,483,541
	Heritage Commerce Corp.	339,404	4,228,974
	Heritage Financial Corp.	254,817	6,181,860
	Heritage Insurance Holdings, Inc.	154,241	960,921
#	Hilltop Holdings, Inc.	518,833	17,137,054
	Hingham Institution For Savings	10,188	3,951,212
*	HMN Financial, Inc.	32,982	799,813
	Home Bancorp, Inc.	21,839	848,445
	Home BancShares, Inc.	1,207,231	28,442,362
	HomeStreet, Inc.	233,738	11,394,727
	HomeTrust Bancshares, Inc.	51,389	1,599,740
	Hope Bancorp, Inc.	900,051	15,075,854
	Horace Mann Educators Corp.	315,418	11,989,038
	Horizon Bancorp, Inc.	354,471	7,560,866
	Houlihan Lokey, Inc.	247,741	26,329,913
#	Independence Holding Co.	18,483	1,052,607
#	Independent Bank Corp.	353,853	29,847,501
	Independent Bank Corp.	50,092	1,226,252
#	Independent Bank Group, Inc.	268,395	20,376,548
	International Bancshares Corp.	526,405	22,124,802
	Investar Holding Corp.	16,478	316,707
	Investors Bancorp, Inc.	1,011,399	16,506,032
	Investors Title Co.	16,866	3,373,031
	James River Group Holdings Ltd.	168,992	4,785,853
	Janus Henderson Group PLC	299,407	11,048,118
	Jefferies Financial Group, Inc.	68,968	2,526,988
	Kearny Financial Corp.	351,826	4,552,628

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Kemper Corp.	413,412	$24,796,452
#	Kentucky First Federal Bancorp	11,174	84,364
#	Kingstone Cos., Inc.	79,238	429,470
	Kinsale Capital Group, Inc.	94,599	18,950,072
	Lake Shore Bancorp, Inc.	537	7,926
	Lakeland Bancorp, Inc.	405,440	7,674,979
#	Lakeland Financial Corp.	192,135	15,357,351
	Landmark Bancorp, Inc.	9,697	276,364
	Lazard Ltd., Class A	172,665	7,535,101
#	LCNB Corp.	17,346	347,787
*	LendingClub Corp.	236,244	4,431,937
#*	LendingTree, Inc.	64,836	7,899,618
#*	Limestone Bancorp, Inc.	1,480	28,179
#	Live Oak Bancshares, Inc.	178,004	10,477,315
	Luther Burbank Corp.	54,319	696,913
#	Macatawa Bank Corp.	235,689	2,130,629
#	Magyar Bancorp, Inc.	2,198	26,354
#*	Maiden Holdings Ltd.	968,142	2,701,116
*	MainStreet Bancshares, Inc.	3,854	96,697
*	Malvern Bancorp, Inc.	5,335	82,479
#	Manning & Napier, Inc.	60,014	491,515
#*	MBIA, Inc.	278,964	3,813,438
	Mercantile Bank Corp.	141,513	5,444,005
	Merchants Bancorp	42,145	1,228,527
	Mercury General Corp.	411,973	22,518,444
	Meridian Corp.	2,224	78,396
#	Meta Financial Group, Inc.	252,232	14,997,715
#	Metrocity Bankshares, Inc.	11,651	300,479
*	Metropolitan Bank Holding Corp.	26,193	2,619,300
	MGIC Investment Corp.	324,134	4,920,354
#	Mid Penn Bancorp, Inc.	12,637	377,214
#	Middlefield Banc Corp.	769	19,667
	Midland States Bancorp, Inc.	89,470	2,582,999
	MidWestOne Financial Group, Inc.	55,494	1,771,923
	Moelis & Co., Class A	340,485	19,227,188
*	Mr Cooper Group, Inc.	303,731	12,194,800
	MVB Financial Corp.	18,108	724,682
	National Bank Holdings Corp., Class A	239,469	10,871,893
	National Bankshares, Inc.	8,235	295,966
	National Western Life Group, Inc., Class A	15,426	3,299,159
	Navient Corp.	1,234,745	21,521,605
	NBT Bancorp, Inc.	330,139	12,769,777
#	Nelnet, Inc., Class A	251,191	22,237,939
#	New York Community Bancorp, Inc.	755,854	8,813,258
*	NI Holdings, Inc.	2,804	54,117
*	Nicholas Financial, Inc.	51,646	555,194
#*	Nicolet Bankshares, Inc.	59,506	5,539,414
*	NMI Holdings, Inc., Class A	450,786	11,152,446
#	Northeast Bank	62,910	2,297,473
	Northfield Bancorp, Inc.	388,890	6,128,906
	Northrim BanCorp, Inc.	58,250	2,559,505
	Northwest Bancshares, Inc.	950,637	13,413,488
	Norwood Financial Corp.	4,636	128,881
	OceanFirst Financial Corp.	223,403	5,071,248
*	Ocwen Financial Corp.	19,436	712,912
	OFG Bancorp	426,813	11,809,916
	Ohio Valley Banc Corp.	9,189	271,075
#	Old National Bancorp	1,229,399	22,534,884
	Old Republic International Corp.	273,899	7,020,031

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	145,655	$1,956,147
	OneMain Holdings, Inc.	113,590	5,868,059
	OP Bancorp	1,608	22,962
*	Open Lending Corp., Class A	8,084	153,515
*	Oportun Financial Corp.	15,593	280,830
#	Oppenheimer Holdings, Inc., Class A	68,996	2,924,740
	Origin Bancorp, Inc.	37,578	1,605,332
#*»	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	36,629	906,568
#*	Oxbridge Re Holdings Ltd.	33,640	177,956
	Pacific Premier Bancorp, Inc.	685,884	26,235,063
	PacWest Bancorp	234,380	10,882,263
*	Palomar Holdings, Inc.	5,071	267,495
#	Park National Corp.	81,502	11,040,261
	Parke Bancorp, Inc.	31,216	756,052
#	PCB Bancorp	7,777	174,905
	PCSB Financial Corp.	50,645	946,049
	Peapack-Gladstone Financial Corp.	176,877	6,516,149
	Penns Woods Bancorp, Inc.	40,502	991,489
#	PennyMac Financial Services, Inc.	36,957	2,317,204
	Peoples Bancorp of North Carolina, Inc.	9,341	266,218
	Peoples Bancorp, Inc.	231,210	7,664,611
#	Peoples Financial Services Corp.	5,183	262,934
	People's United Financial, Inc.	242,291	4,695,600
	Pinnacle Financial Partners, Inc.	75,177	7,270,368
	Piper Sandler Cos.	82,196	12,676,267
	PJT Partners, Inc., Class A	147,780	10,244,110
	Popular, Inc.	186,461	16,626,727
#*	PRA Group, Inc.	333,786	15,521,049
	Preferred Bank	130,317	10,172,545
	Premier Financial Corp.	288,596	8,614,591
	Primerica, Inc.	119,381	18,425,264
	Primis Financial Corp.	90,554	1,345,632
	ProAssurance Corp.	64,265	1,539,789
#*	Professional Holding Corp., Class A	3,026	61,276
*	PROG Holdings, Inc.	512,375	20,397,649
	Prosperity Bancshares, Inc.	17,711	1,297,331
	Provident Bancorp, Inc.	3,898	70,476
#	Provident Financial Holdings, Inc.	55,925	941,218
	Provident Financial Services, Inc.	570,795	13,796,115
	Prudential Bancorp, Inc.	17,397	243,558
#	Pzena Investment Management, Inc., Class A	160,221	1,624,641
	QCR Holdings, Inc.	117,341	6,693,131
	Radian Group, Inc.	176,040	3,941,536
	RBB Bancorp	62,983	1,699,911
	Red River Bancshares, Inc.	5,416	281,470
#	Regional Management Corp.	115,900	5,883,084
	Reinsurance Group of America, Inc.	3,486	400,297
	RenaissanceRe Holdings Ltd.	2,090	328,485
#	Renasant Corp.	410,752	15,107,459
	Republic Bancorp, Inc., Class A	109,988	5,391,612
#*	Republic First Bancorp, Inc.	126,850	545,455
	Richmond Mutual BanCorp, Inc.	4,531	72,949
	Riverview Bancorp, Inc.	206,491	1,559,007
	RLI Corp.	315,931	33,103,250
	S&T Bancorp, Inc.	242,696	7,477,464
*	Safeguard Scientifics, Inc.	87,762	559,922
	Safety Insurance Group, Inc.	130,682	10,759,049
	Salisbury Bancorp, Inc.	3,175	176,339

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sandy Spring Bancorp, Inc.	304,370	$14,399,745
	SB Financial Group, Inc.	829	15,984
	Sculptor Capital Management, Inc.	1,854	36,338
	Seacoast Banking Corp. of Florida	380,161	13,875,876
#*	Security National Financial Corp., Class A	5,550	51,781
#	Selective Insurance Group, Inc.	442,996	34,952,384
#	ServisFirst Bancshares, Inc.	379,168	32,179,988
	Shore Bancshares, Inc.	66,968	1,321,948
	Sierra Bancorp	134,892	3,578,685
	Silvercrest Asset Management Group, Inc., Class A	37,358	627,614
#	Simmons First National Corp., Class A	830,960	23,765,456
#*	SiriusPoint Ltd.	257,910	2,184,498
	SLM Corp.	763,479	14,002,205
	SmartFinancial, Inc.	43,660	1,170,525
	Sound Financial Bancorp, Inc.	100	4,373
	South Plains Financial, Inc.	7,036	203,551
#	South State Corp.	415,287	35,054,376
*	Southern First Bancshares, Inc.	73,795	4,324,387
	Southern Missouri Bancorp, Inc.	42,435	2,346,655
	Southside Bancshares, Inc.	249,273	10,444,539
	Spirit of Texas Bancshares, Inc.	21,744	605,353
	State Auto Financial Corp.	384,256	19,866,035
	Sterling Bancorp	1,279,378	33,634,848
#*	Sterling Bancorp, Inc.	26,863	159,835
	Stewart Information Services Corp.	244,905	17,493,564
	Stifel Financial Corp.	425,766	31,889,873
#	Stock Yards Bancorp, Inc.	199,866	11,908,016
*	StoneX Group, Inc.	183,431	12,034,908
	Summit Financial Group, Inc.	39,152	1,093,124
	Summit State Bank	817	13,186
	Synovus Financial Corp.	264,671	13,170,029
#	Territorial Bancorp, Inc.	84,741	2,096,492
*	Texas Capital Bancshares, Inc.	352,716	22,115,293
	TFS Financial Corp.	25,910	450,316
	Timberland Bancorp, Inc.	84,412	2,344,965
	Tiptree, Inc.	306,838	3,801,723
	Tompkins Financial Corp.	112,802	8,974,527
	Towne Bank	541,117	16,980,251
	TriCo Bancshares	222,587	9,675,857
*	TriState Capital Holdings, Inc.	283,161	8,945,056
*	Triumph Bancorp, Inc.	146,154	12,785,552
#*	Trupanion, Inc.	19,204	1,829,181
	TrustCo Bank Corp. NY	151,272	5,128,121
	Trustmark Corp.	478,678	15,595,329
	UMB Financial Corp.	353,012	34,754,031
	Umpqua Holdings Corp.	694,585	14,086,184
#*	Unico American Corp.	11,600	33,640
	Union Bankshares, Inc.	2,252	69,925
	United Bancshares, Inc.	900	27,369
	United Bankshares, Inc.	886,779	31,329,902
	United Community Banks, Inc.	689,130	24,388,311
	United Fire Group, Inc.	178,599	4,454,259
#	United Insurance Holdings Corp.	60,516	244,485
#	United Security Bancshares	50,640	414,742
	Unity Bancorp, Inc.	62,599	1,861,694
	Universal Insurance Holdings, Inc.	224,415	3,868,915
	Univest Financial Corp.	251,939	7,590,922
	Unum Group	443,468	11,255,218
	Valley National Bancorp	2,933,138	40,829,281

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Value Line, Inc.	21,581	$1,272,847
	Veritex Holdings, Inc.	68,498	2,750,195
#	Victory Capital Holdings, Inc., Class A	11,742	383,611
	Virtu Financial, Inc., Class A	305,010	9,433,959
#	Virtus Investment Partners, Inc.	62,234	16,285,393
#	Voya Financial, Inc.	21,329	1,449,519
	Walker & Dunlop, Inc.	288,718	38,229,150
	Washington Federal, Inc.	573,899	20,097,943
#	Washington Trust Bancorp, Inc.	160,229	9,145,871
	Waterstone Financial, Inc.	274,980	5,615,092
	Webster Financial Corp.	152,906	8,686,590
	WesBanco, Inc.	449,946	15,968,584
#	West BanCorp, Inc.	160,461	4,736,809
	Westamerica BanCorp	184,313	10,704,899
#	Western New England Bancorp, Inc.	258,089	2,343,448
#	Westwood Holdings Group, Inc.	51,809	989,552
	White Mountains Insurance Group Ltd.	19,782	20,592,271
	Wintrust Financial Corp.	290,642	28,503,261
#	WisdomTree Investments, Inc.	475,474	2,667,409
#*	World Acceptance Corp.	59,463	11,237,318
#	WSFS Financial Corp.	508,915	26,656,968
	WVS Financial Corp.	4,423	68,335
TOTAL FINANCIALS			3,255,811,215
HEALTH CARE — (11.0%)
#*	2seventy bio, Inc.	3,673	68,575
#*	AC Immune SA	3,624	16,018
*	Acadia Healthcare Co., Inc.	775,328	40,821,019
#*	ACADIA Pharmaceuticals, Inc.	155,655	3,500,681
#*	Accuray, Inc.	682,460	2,490,979
»††	Achillion Pharmaceuticals, Inc.	2,084,145	3,022,010
*	Acorda Therapeutics, Inc.	7,488	13,853
#*	Actinium Pharmaceuticals, Inc.	9,929	53,716
#*	Adaptive Biotechnologies Corp.	111,885	1,951,274
#*	Addus HomeCare Corp.	98,748	7,883,053
#*	Adial Pharmaceuticals, Inc.	18,612	38,899
*	Adverum Biotechnologies, Inc.	5,403	8,915
#*	Aeglea BioTherapeutics, Inc.	209,840	902,312
#»	Aerpio Pharmaceuticals, Inc.	15,393	462
*	Aethlon Medical, Inc.	82,430	121,996
#*	Agios Pharmaceuticals, Inc.	158,557	4,897,826
*	AIM ImmunoTech, Inc.	140,002	117,154
#*	Akebia Therapeutics, Inc.	589,795	1,173,692
#*	Akero Therapeutics, Inc.	51,727	906,257
#*	Albireo Pharma, Inc.	85,131	2,425,382
*	Aldeyra Therapeutics, Inc.	81,041	297,420
#*	Alector, Inc.	23,657	375,200
*	AlerisLife, Inc.	17,870	52,538
#*	Alkermes PLC	836,873	21,340,261
*	Allied Healthcare Products, Inc.	15,199	54,412
#*	Allogene Therapeutics, Inc.	200,576	2,296,595
#*	Allovir, Inc.	8,585	70,054
#*	Allscripts Healthcare Solutions, Inc.	1,371,304	27,727,767
#*	Altimmune, Inc.	11,139	89,892
#*	Amedisys, Inc.	49,077	6,630,303
*	American Shared Hospital Services	3,446	7,512
*	AMN Healthcare Services, Inc.	409,106	41,458,802
*	Amneal Pharmaceuticals, Inc.	319,764	1,416,555
#*	Amphastar Pharmaceuticals, Inc.	339,076	7,829,265

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	AnaptysBio, Inc.	143,867	$4,599,428
#*	AngioDynamics, Inc.	364,383	7,881,604
#*	ANI Pharmaceuticals, Inc.	32,219	1,302,292
#*	Anika Therapeutics, Inc.	120,569	3,834,094
*	Annexon, Inc.	1,100	8,250
#*	Antares Pharma, Inc.	302,508	1,019,452
#*	Apollo Medical Holdings, Inc.	82,700	4,257,396
*	Applied DNA Sciences, Inc.	16,293	53,767
#*	Applied Genetic Technologies Corp.	112,554	219,480
*	Applied Therapeutics, Inc.	13,235	40,764
#*	Aptinyx, Inc.	8,620	27,584
*	Apyx Medical Corp.	172,077	1,978,885
*»	Aquamed Technologies, Inc.	5,362	0
*	Arcturus Therapeutics Holdings, Inc.	62,106	1,622,830
#*	Arcus Biosciences, Inc.	55,546	1,710,817
#*	Arcutis Biotherapeutics, Inc.	17,007	256,976
*	Arena Pharmaceuticals, Inc.	184,243	16,946,671
*	Artivion, Inc.	308,776	5,496,213
#*	Assembly Biosciences, Inc.	78,674	146,334
#*	Atara Biotherapeutics, Inc.	231,002	3,548,191
#*	Athenex, Inc.	30,481	31,091
#*	Athira Pharma, Inc.	9,627	99,158
*	AtriCure, Inc.	238,305	15,642,340
#	Atrion Corp.	13,728	8,311,068
#*	aTyr Pharma, Inc.	103,140	586,867
*	Avanos Medical, Inc.	318,911	9,650,247
#*	Avid Bioservices, Inc.	263,997	4,981,623
#*	Avidity Biosciences, Inc.	40,252	668,988
#*	AxoGen, Inc.	111,864	974,335
#*	Axonics, Inc.	209,865	9,953,897
#*	Beyond Air, Inc.	1,700	11,713
*	Biocept, Inc.	18,602	52,086
*	BioDelivery Sciences International, Inc.	308,135	1,127,774
#*	BioLife Solutions, Inc.	35,008	1,044,639
#*	Biomerica, Inc.	10,361	44,138
*	Bio-Path Holdings, Inc.	5,874	20,030
#*	Bioventus, Inc., Class A	341	4,443
#*	Bioxcel Therapeutics, Inc.	24,394	412,259
#*	Bluebird Bio, Inc.	11,023	86,971
*	Blueprint Medicines Corp.	208,219	16,053,685
*	Brookdale Senior Living, Inc.	941,774	4,981,984
*	Cabaletta Bio, Inc.	3,729	11,262
*	Capricor Therapeutics, Inc.	47,800	170,646
#*	Cara Therapeutics, Inc.	129,228	1,496,460
*	Cardiovascular Systems, Inc.	40,922	719,000
#*	CareCloud, Inc.	67,225	388,561
*	CareDx, Inc.	76,834	3,211,661
#*	Castle Biosciences, Inc.	45,728	1,977,736
*	Catalyst Biosciences, Inc.	576	334
*	Catalyst Pharmaceuticals, Inc.	490,281	2,824,019
*	Celldex Therapeutics, Inc.	106,233	3,294,285
*	CEL-SCI Corp.	12,520	75,621
#*	Champions Oncology, Inc.	65,237	512,110
#*	Checkpoint Therapeutics, Inc.	200	506
	Chemed Corp.	12,383	5,806,513
#*	ChemoCentryx, Inc.	78,226	2,103,497
#*	Chimerix, Inc.	723,094	4,128,867
#*	Chinook Therapeutics, Inc.	77,515	999,944
*	Codexis, Inc.	315,597	6,469,738

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Co-Diagnostics, Inc.	9,519	$67,585
#*	Cogent Biosciences, Inc.	12,056	91,143
#*	Collegium Pharmaceutical, Inc.	225,933	4,032,904
*	Community Health Systems, Inc.	984,565	12,494,130
*	Computer Programs & Systems, Inc.	102,972	2,916,167
*	Concert Pharmaceuticals, Inc.	147,415	446,667
#	CONMED Corp.	225,122	30,972,285
#»††	Contra Aduro Biotech I	57,164	103,467
*»	Contra Clementia Pharm, Inc	2,928	0
»††	Contra Pfenex, Inc.	131,695	98,771
#*	ContraFect Corp.	41,315	116,095
*	Corcept Therapeutics, Inc.	461,402	8,660,516
*	CorVel Corp.	163,233	28,748,596
#*	Corvus Pharmaceuticals, Inc.	108,596	195,473
*	Covetrus, Inc.	175,160	3,165,141
#*	Crinetics Pharmaceuticals, Inc.	112,492	2,124,974
#*	CRISPR Therapeutics AG	71,865	4,581,394
*	Cross Country Healthcare, Inc.	375,714	8,081,608
#*	Cue Biopharma, Inc.	254,030	1,877,282
*	Cumberland Pharmaceuticals, Inc.	117,122	393,530
#*	Cutera, Inc.	168,791	6,145,680
#*	Cyclacel Pharmaceuticals, Inc.	22,730	72,281
#*	Cyclerion Therapeutics, Inc.	49,766	65,691
#*	Cymabay Therapeutics, Inc.	64,474	192,133
#*	CytomX Therapeutics, Inc.	100,268	461,233
#*	CytoSorbents Corp.	122,957	457,400
#*	Deciphera Pharmaceuticals, Inc.	99,517	838,928
*	Delcath Systems, Inc.	3,758	25,630
#*	Denali Therapeutics, Inc.	200,597	6,864,429
#*	DiaMedica Therapeutics, Inc.	17,896	46,351
#*	Eagle Pharmaceuticals, Inc.	81,457	3,742,135
#*	Edesa Biotech, Inc.	8,717	36,088
#*	Editas Medicine, Inc.	281,499	5,359,741
#*	Eiger BioPharmaceuticals, Inc.	48,494	209,494
#*»	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	61,656	798,445
*	Emergent BioSolutions, Inc.	318,273	14,895,176
*	Enanta Pharmaceuticals, Inc.	154,457	9,177,835
	Encompass Health Corp.	172,253	10,686,576
#*	Endo International PLC	815,993	2,603,018
	Ensign Group, Inc.	463,840	34,987,451
#*	Envista Holdings Corp.	542,773	23,469,505
#*	Enzo Biochem, Inc.	231,041	743,952
#*	Equillium, Inc.	2,900	11,368
*	Evolent Health, Inc., Class A	757,659	17,964,095
*	Exagen, Inc.	23,050	226,582
*	Exelixis, Inc.	703,166	12,727,305
*	EyePoint Pharmaceuticals, Inc.	27,711	259,652
#*	Fate Therapeutics, Inc.	125,335	5,202,656
*	FibroGen, Inc.	15,266	230,364
#*	Fluidigm Corp.	426,209	1,393,703
#*	FONAR Corp.	30,101	467,469
#*	Forma Therapeutics Holdings, Inc.	45,001	532,812
#*	Fulcrum Therapeutics, Inc.	44,990	547,078
#*	G1 Therapeutics, Inc.	18,905	190,562
#*	Generation Bio Co.	30,607	198,946
#*	Global Blood Therapeutics, Inc.	58,150	1,677,627
*	Globus Medical, Inc., Class A	53,324	3,558,311
#*	GlycoMimetics, Inc.	46,771	55,657

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Gritstone bio, Inc.	37,159	$202,888
*	Haemonetics Corp.	100,925	4,879,724
#*	Halozyme Therapeutics, Inc.	410,419	14,204,602
*	Hanger, Inc.	168,337	3,051,950
#*	Harmony Biosciences Holdings, Inc.	56,772	2,035,844
*	Harrow Health, Inc.	48,729	365,468
#*	Harvard Bioscience, Inc.	440,249	2,562,249
#*	Health Catalyst, Inc.	87,803	2,620,920
*	HealthEquity, Inc.	95,419	5,099,191
*	HealthStream, Inc.	280,878	6,839,379
*	Heat Biologics, Inc.	41,165	120,202
#*	Heron Therapeutics, Inc.	8,859	77,162
#*	Heska Corp.	78,985	10,866,756
#*	Homology Medicines, Inc.	79,821	296,934
#*	HTG Molecular Diagnostics, Inc.	2,900	8,323
#*	Icad, Inc.	19,389	108,385
#*	ICU Medical, Inc.	100,588	21,461,456
#*	Ideaya Biosciences, Inc.	79,563	1,318,359
#*	IGM Biosciences, Inc.	13,515	239,216
#*	ImmuCell Corp.	2,602	21,206
#*	Immunovant, Inc.	60,046	419,722
#*	Inari Medical, Inc.	122,243	8,992,195
#*	InfuSystem Holdings, Inc.	27,915	421,517
#*	Innoviva, Inc.	757,721	12,146,268
#*	Inogen, Inc.	133,872	3,980,015
#*	Inotiv, Inc.	44,275	1,416,357
#*	Insmed, Inc.	226,541	5,137,950
*	Integer Holdings Corp.	251,190	19,695,808
*	Integra LifeSciences Holdings Corp.	413,938	26,798,346
#*	Intellia Therapeutics, Inc.	396,145	37,463,433
#*	Intra-Cellular Therapies, Inc.	146,280	6,946,837
#*	IntriCon Corp.	75,049	1,097,967
#*	Invacare Corp.	145,072	326,412
#*	Iovance Biotherapeutics, Inc.	299,846	4,992,436
*	iRadimed Corp.	27,508	1,095,369
#*	iRhythm Technologies, Inc.	15,879	1,982,176
#*	IRIDEX Corp.	74,535	393,545
#*	Ironwood Pharmaceuticals, Inc.	835,238	9,312,904
*	iTeos Therapeutics, Inc.	48,623	1,780,574
*	IVERIC bio, Inc.	336,225	4,686,976
#*	Joint Corp.	115,728	6,253,941
#*	Jounce Therapeutics, Inc.	261,567	1,956,521
#*	KalVista Pharmaceuticals, Inc.	21,187	267,380
#*	Karuna Therapeutics, Inc.	75,169	8,348,269
#*	Kewaunee Scientific Corp.	17,491	256,243
*	Kezar Life Sciences, Inc.	83,727	1,103,522
#*	Kiniksa Pharmaceuticals Ltd., Class A	51,193	574,897
#*	Kodiak Sciences, Inc.	73,159	4,294,433
#*	Krystal Biotech, Inc.	17,689	1,043,651
#*	Kura Oncology, Inc.	209,885	2,957,280
#*	Kymera Therapeutics, Inc.	25,687	1,078,854
#*	Lantheus Holdings, Inc.	512,201	13,015,027
*	Larimar Therapeutics, Inc.	1,415	13,726
#*	Leap Therapeutics, Inc.	15,514	30,097
#	LeMaitre Vascular, Inc.	194,425	8,226,122
#*	LENSAR, Inc.	102,775	612,539
*	Lexicon Pharmaceuticals, Inc.	201,332	638,222
#*	LHC Group, Inc.	162,251	20,135,349
*	Ligand Pharmaceuticals, Inc.	81,066	10,103,256

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lineage Cell Therapeutics, Inc.	63,528	$100,374
#*	Liquidia Corp.	10,553	59,730
#*	LivaNova PLC	308,834	23,196,522
#*	MacroGenics, Inc.	341,458	4,217,006
#*	Madrigal Pharmaceuticals, Inc.	19,185	1,104,672
#*	Marinus Pharmaceuticals, Inc.	5,786	59,017
*»	MedCath Corp.	65,962	0
*	MediciNova, Inc.	9,742	23,576
*	MEDNAX, Inc.	446,225	10,910,201
*	Medpace Holdings, Inc.	234,721	41,653,589
*	MEI Pharma, Inc.	91,516	176,626
#*	MeiraGTx Holdings PLC	83,081	1,245,384
#*	Meridian Bioscience, Inc.	402,725	8,396,816
#*	Merit Medical Systems, Inc.	435,754	24,162,559
#*	Merrimack Pharmaceuticals, Inc.	115,240	596,943
#*	Mersana Therapeutics, Inc.	10,600	50,562
#	Mesa Laboratories, Inc.	15,099	4,293,099
*	Microbot Medical, Inc.	36,940	217,577
#*	Milestone Pharmaceuticals, Inc.	9,747	67,644
#*	Minerva Neurosciences, Inc.	30,594	25,252
*	ModivCare, Inc.	127,229	14,749,658
#*	Molecular Templates, Inc.	87,651	269,965
#*	Morphic Holding, Inc.	68,732	2,916,299
#*	Mustang Bio, Inc.	24,841	29,312
#*	Myomo, Inc.	12,637	90,986
*	Myriad Genetics, Inc.	638,972	16,798,574
#*	NanoString Technologies, Inc.	13,744	477,192
#*	NanoViricides, Inc.	14,424	34,185
	National HealthCare Corp.	72,817	4,762,232
	National Research Corp.	145,473	6,051,677
*	Natus Medical, Inc.	276,993	6,381,919
#*	Nektar Therapeutics	262,344	2,917,265
*	Neogen Corp.	725,905	26,473,755
#*	NeoGenomics, Inc.	564,350	12,720,449
#*	NeuBase Therapeutics, Inc.	3,800	5,776
*	Neurocrine Biosciences, Inc.	92,219	7,287,145
#*	NeuroMetrix, Inc.	15,870	73,319
*	Nevro Corp.	34,967	2,297,332
#*	NextCure, Inc.	37,910	211,159
*	NextGen Healthcare, Inc.	396,108	7,648,845
#*	NGM Biopharmaceuticals, Inc.	55,849	882,973
#*	Nurix Therapeutics, Inc.	25,463	474,121
*	NuVasive, Inc.	391,108	20,341,527
#*	ObsEva SA	25,157	38,490
#*	Ocuphire Pharma, Inc.	6,051	19,182
#*	Omnicell, Inc.	358,795	53,869,481
*	Opiant Pharmaceuticals, Inc.	22,337	558,202
#*	OptimizeRx Corp.	75,059	3,372,401
*	Option Care Health, Inc.	943,431	22,047,982
#*	OraSure Technologies, Inc.	515,429	4,561,547
#*	Organogenesis Holdings, Inc.	20,190	155,261
*	Orgenesis, Inc.	5,985	18,733
*	Orthofix Medical, Inc.	12,747	387,509
#*	OrthoPediatrics Corp.	71,418	3,377,357
#*	Otonomy, Inc.	70,497	141,699
	Owens & Minor, Inc.	633,747	26,674,411
#*	Oyster Point Pharma, Inc.	2,586	31,006
#*	Pacira BioSciences, Inc.	192,711	12,096,469
	Patterson Cos., Inc.	790,439	22,677,695

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*»††	PDL BioPharma, Inc.	1,354,466	$4,645,818
#*	PDS Biotechnology Corp.	26,199	156,146
*	Pennant Group, Inc.	240,037	3,989,415
	Perrigo Co. PLC	552,561	21,035,997
#*	Personalis, Inc.	2,718	30,958
#*	PetIQ, Inc.	97,754	1,998,092
#*	Phathom Pharmaceuticals, Inc.	12,725	213,780
	Phibro Animal Health Corp., Class A	53,648	1,035,406
#*	Phreesia, Inc.	3,014	94,007
#*	Pieris Pharmaceuticals, Inc.	89,720	326,581
#*	Poseida Therapeutics, Inc.	21,975	104,381
*	Precigen, Inc.	93,735	241,836
#*	Precipio, Inc.	11,538	14,653
*	Precision BioSciences, Inc.	54,294	258,982
	Premier, Inc., Class A	433,283	16,560,076
*	Prestige Consumer Healthcare, Inc.	453,895	25,622,373
#*	Pro-Dex, Inc.	25,019	632,480
#»††	Progenic Pharmaceuticals, Inc.	310,647	118,046
#*	Progyny, Inc.	338,510	13,709,655
#*	Protagonist Therapeutics, Inc.	268,981	7,878,453
*	Protara Therapeutics, Inc.	1,906	9,930
#*	Prothena Corp. PLC	380,436	12,965,259
#	Psychemedics Corp.	12,821	91,798
#*	Quanterix Corp.	22,284	678,325
*	Quidel Corp.	171,976	17,775,439
*	R1 RCM, Inc.	322,301	7,664,318
*	RadNet, Inc.	465,398	11,983,998
#*	RAPT Therapeutics, Inc.	68,577	1,482,635
#*	REGENXBIO, Inc.	217,660	5,746,224
#*	Relmada Therapeutics, Inc.	16,002	294,277
#*	Repare Therapeutics, Inc.	32,666	504,036
#*	Replimune Group, Inc.	26,193	519,407
#*	Revance Therapeutics, Inc.	29,722	396,194
#*	REVOLUTION Medicines, Inc.	43,265	931,063
*»	Rexahn Pharmaceuticals, Inc.	246	0
*	Rigel Pharmaceuticals, Inc.	212,162	543,135
*	Rocket Pharmaceuticals, Inc.	39,540	657,946
#*	Rubius Therapeutics, Inc.	7,713	52,063
#*	Sage Therapeutics, Inc.	21,173	834,640
#*	Sangamo Therapeutics, Inc.	223,351	1,346,807
#*	Satsuma Pharmaceuticals, Inc.	76,465	401,441
#*	Scholar Rock Holding Corp.	41,345	736,354
#*	Schrodinger, Inc.	39,856	1,129,918
#*	scPharmaceuticals, Inc.	42,069	181,317
#*	SeaSpine Holdings Corp.	246,439	2,952,339
	Select Medical Holdings Corp.	1,240,436	28,815,328
#*	SELLAS Life Sciences Group, Inc.	9,526	50,869
#*	Semler Scientific, Inc.	7,444	563,287
#*	Sensus Healthcare, Inc.	3,526	27,185
*	Sharps Compliance Corp.	32,405	218,734
*	Shockwave Medical, Inc.	20,872	3,025,814
#*	SI-BONE, Inc.	36,962	728,151
#*	Sierra Oncology, Inc.	4,599	124,127
#*	SIGA Technologies, Inc.	251,889	1,639,797
#	Simulations Plus, Inc.	19,264	819,105
*	Sio Gene Therapies, Inc.	209,862	245,539
#*	Solid Biosciences, Inc.	17,686	21,577
#*	Sonida Senior Living, Inc.	10,252	305,715
*	Sonoma Pharmaceuticals, Inc.	2,500	9,225

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Spectrum Pharmaceuticals, Inc.	18,334	$12,858
#*	Spero Therapeutics, Inc.	96,544	1,145,977
*	STAAR Surgical Co.	179,476	13,051,495
#*	Stereotaxis, Inc.	98,387	542,112
#*	Stoke Therapeutics, Inc.	13,964	264,618
#*	Strata Skin Sciences, Inc.	20,244	28,949
#»	Strongbridge LLC	207,363	29,031
*	SunLink Health Systems, Inc.	33,317	46,977
#*	Supernus Pharmaceuticals, Inc.	437,822	13,506,809
#*	Surface Oncology, Inc.	92,862	348,233
#*	Surgalign Holdings, Inc.	674,955	465,719
#*	Surgery Partners, Inc.	361,430	15,422,218
*	Surmodics, Inc.	132,108	6,034,693
*	Sutro Biopharma, Inc.	117,389	1,253,715
*	Syndax Pharmaceuticals, Inc.	254,053	4,151,226
#*	Synlogic, Inc.	12,810	26,773
#*	Syros Pharmaceuticals, Inc.	9,551	18,911
*	Tactile Systems Technology, Inc.	44,834	707,032
*	Taro Pharmaceutical Industries Ltd.	30,620	1,433,628
*	Tenet Healthcare Corp.	876,213	64,944,908
»	Tetraphase Pharmaceuticals, Inc.	2,198	659
#*	Tivity Health, Inc.	198,643	5,053,478
#*	Tracon Pharmaceuticals, Inc.	5,100	13,209
#*	TransMedics Group, Inc.	137,876	2,188,092
#*	Travere Therapeutics, Inc.	290,454	7,987,485
#*	Tricida, Inc.	14,938	151,621
*	Triple-S Management Corp.	220,608	7,939,682
*	Turning Point Therapeutics, Inc.	37,264	1,387,339
#*	Twist Bioscience Corp.	96,132	5,712,163
#	U.S. Physical Therapy, Inc.	110,388	10,682,247
#*	Ultragenyx Pharmaceutical, Inc.	102,992	7,202,231
*	United Therapeutics Corp.	63,835	12,886,371
#	Utah Medical Products, Inc.	40,596	3,818,866
#*	Vanda Pharmaceuticals, Inc.	279,477	4,236,871
#*	Vapotherm, Inc.	14,669	237,198
#*	Varex Imaging Corp.	263,461	6,876,332
#*	VBI Vaccines, Inc.	17,424	29,621
*	Venus Concept, Inc.	66,378	104,877
*	Verastem, Inc.	835,568	1,278,419
#*	Vericel Corp.	225,258	8,014,680
#*	Verrica Pharmaceuticals, Inc.	11,936	97,756
#*	ViewRay, Inc.	432,560	1,881,636
#*	Viking Therapeutics, Inc.	362,730	1,345,728
*	Vir Biotechnology, Inc.	200,545	6,884,710
*	Viveve Medical, Inc.	26,193	27,503
*	Vocera Communications, Inc.	41,029	3,241,701
#*	VolitionRX Ltd.	4,939	13,088
	XBiotech, Inc.	13,494	145,330
#*	Xencor, Inc.	73,453	2,524,580
*	Xenetic Biosciences, Inc.	48,755	49,730
#*	Xenon Pharmaceuticals, Inc.	59,761	1,620,718
#*	XOMA Corp.	1,632	33,815
#*	Yield10 Bioscience, Inc.	1,039	3,792
#*	Y-mAbs Therapeutics, Inc.	32,982	326,192
#*	Zogenix, Inc.	125,306	3,259,209
*	Zynerba Pharmaceuticals, Inc.	26,702	69,692
TOTAL HEALTH CARE			1,766,992,403

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (18.4%)
	AAON, Inc.	410,394	$26,367,814
*	AAR Corp.	250,359	10,081,957
	ABM Industries, Inc.	472,928	19,716,368
#*	Acacia Research Corp.	194,340	874,530
	ACCO Brands Corp.	814,409	6,629,289
#	Acme United Corp.	21,848	720,984
	Acuity Brands, Inc.	19,687	3,770,651
#	ADT, Inc.	32,626	247,631
#	Advanced Drainage Systems, Inc.	231,406	26,169,705
#	Aerojet Rocketdyne Holdings, Inc.	707,916	27,318,478
*	AeroVironment, Inc.	160,327	9,125,813
	Air Lease Corp.	255,780	10,182,602
*	Air Transport Services Group, Inc.	434,837	11,675,373
	Alamo Group, Inc.	93,118	13,115,670
*	Alaska Air Group, Inc.	21,795	1,193,058
	Albany International Corp., Class A	245,822	20,577,760
#*	Allegiant Travel Co.	109,803	19,617,404
	Allied Motion Technologies, Inc.	161,474	5,788,843
	Allison Transmission Holdings, Inc.	82,281	3,125,855
#*	Alpha Pro Tech Ltd.	20,453	95,311
#*	Alta Equipment Group, Inc.	4,670	63,652
	Altra Industrial Motion Corp.	138,835	6,702,954
#*	Ameresco, Inc., Class A	218,463	11,056,412
#*	American Superconductor Corp.	18,008	147,666
*	American Woodmark Corp.	119,084	7,136,704
*	API Group Corp.	22,355	498,516
#	Apogee Enterprises, Inc.	201,328	8,989,295
	Applied Industrial Technologies, Inc.	283,358	27,763,417
	ARC Document Solutions, Inc.	32,300	106,267
	ArcBest Corp.	198,327	17,540,040
	Arcosa, Inc.	48,512	2,263,570
#	Argan, Inc.	118,122	4,388,232
*	Armstrong Flooring, Inc.	97,676	189,491
	Armstrong World Industries, Inc.	349,806	34,637,790
*	Art's-Way Manufacturing Co., Inc.	400	1,400
*	ASGN, Inc.	388,462	44,622,630
	Astec Industries, Inc.	130,754	8,275,421
*	Astronics Corp.	50,680	609,680
#*	Astronics Corp., Class B	46,658	550,098
*	Atkore, Inc.	260,996	28,130,149
*	Atlas Air Worldwide Holdings, Inc.	223,291	17,936,966
*	Avalon Holdings Corp., Class A	19,443	64,551
*	AZEK Co., Inc.	6,223	205,546
	AZZ, Inc.	132,280	6,293,882
	Barnes Group, Inc.	368,656	16,652,192
	Barrett Business Services, Inc.	64,394	4,121,216
#*	Beacon Roofing Supply, Inc.	516,599	28,345,787
	BGSF, Inc.	26,908	366,218
#*	Blue Bird Corp.	159,722	2,477,288
*	BlueLinx Holdings, Inc.	8,600	616,104
	Boise Cascade Co.	305,755	21,470,116
	Brady Corp., Class A	362,293	18,810,253
*	BrightView Holdings, Inc.	46,899	622,350
	Brink's Co.	321,939	22,464,903
#*	Broadwind, Inc.	23,943	42,379
	BWX Technologies, Inc.	41,507	1,847,477
*	CACI International, Inc., Class A	76,400	18,905,944
*	Casella Waste Systems, Inc., Class A	415,573	31,575,237
*	CBIZ, Inc.	405,020	15,645,923

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	272,006	$1,716,358
#*	Chart Industries, Inc.	266,944	32,532,465
	Chicago Rivet & Machine Co.	3,325	87,281
*	Cimpress PLC	191,528	12,874,512
#*	CIRCOR International, Inc.	163,068	4,528,398
*	Civeo Corp.	7,226	155,865
*	Clean Harbors, Inc.	375,261	34,730,406
*	Colfax Corp.	700,406	28,800,695
	Columbus McKinnon Corp.	172,781	7,477,962
	Comfort Systems USA, Inc.	299,106	26,853,737
*	Commercial Vehicle Group, Inc.	297,651	2,303,819
#	CompX International, Inc.	11,309	255,244
#*	Concrete Pumping Holdings, Inc.	12,661	103,947
*	Construction Partners, Inc., Class A	43,562	1,143,067
#*	Copa Holdings SA, Class A	75,218	6,286,720
*	Cornerstone Building Brands, Inc.	275,720	4,066,870
	Costamare, Inc.	450,058	5,913,762
*	Covenant Logistics Group, Inc.	141,536	3,074,162
#*	CPI Aerostructures, Inc.	51,941	118,425
	CRA International, Inc.	57,726	4,910,174
	Crane Co.	1,800	186,318
	CSW Industrials, Inc.	112,822	12,523,242
	Curtiss-Wright Corp.	5,316	705,912
#*	Daseke, Inc.	72,145	806,581
	Deluxe Corp.	290,628	8,747,903
	Donaldson Co., Inc.	32,760	1,823,422
	Douglas Dynamics, Inc.	193,737	7,077,213
*	Ducommun, Inc.	98,768	4,321,100
*	DXP Enterprises, Inc.	158,813	4,534,111
#*	Dycom Industries, Inc.	238,679	20,118,253
#	Eagle Bulk Shipping, Inc.	36,524	1,637,006
#	Eastern Co.	40,205	959,693
	EMCOR Group, Inc.	157,075	18,724,911
	Encore Wire Corp.	157,337	17,730,307
#*	Energy Recovery, Inc.	45,874	898,213
	Enerpac Tool Group Corp.	371,245	6,626,723
	EnerSys	294,800	22,089,364
#	Eneti, Inc.	35,641	243,784
#	Ennis, Inc.	180,293	3,412,946
#	EnPro Industries, Inc.	142,383	14,953,063
	ESCO Technologies, Inc.	181,670	14,493,633
	Espey Manufacturing & Electronics Corp.	10,912	142,402
#*	EVI Industries, Inc.	7,443	164,565
*	Evoqua Water Technologies Corp.	119,179	4,826,749
	Exponent, Inc.	427,388	40,593,312
	Federal Signal Corp.	503,028	19,628,153
	Flowserve Corp.	168,855	5,508,050
#*	Fluor Corp.	36,625	770,590
*	Forrester Research, Inc.	171,922	9,459,148
	Forward Air Corp.	204,029	21,688,283
*	Franklin Covey Co.	123,970	5,803,036
	Franklin Electric Co., Inc.	355,469	30,854,709
#*	FTI Consulting, Inc.	258,031	37,623,500
*	Gates Industrial Corp. PLC	73,443	1,136,163
#	GATX Corp.	268,262	28,019,966
	Genco Shipping & Trading Ltd.	262,762	4,088,577
*	Gencor Industries, Inc.	128,904	1,441,147
*	Gibraltar Industries, Inc.	252,912	13,859,578
	Global Industrial Co.	193,907	6,778,989

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GMS, Inc.	216,713	$11,091,371
#	Gorman-Rupp Co.	261,535	10,490,169
	GrafTech International Ltd.	447,306	4,687,767
	Graham Corp.	47,981	592,086
#	Granite Construction, Inc.	337,928	12,158,649
*	Great Lakes Dredge & Dock Corp.	537,665	7,360,634
#	Greenbrier Cos., Inc.	269,564	10,879,603
	Griffon Corp.	287,280	6,432,199
	H&E Equipment Services, Inc.	294,563	12,262,658
#*	Harsco Corp.	362,059	5,684,326
#*	Hawaiian Holdings, Inc.	341,234	5,835,101
#	Healthcare Services Group, Inc.	335,079	6,095,087
	Heartland Express, Inc.	602,879	9,019,070
	Heidrick & Struggles International, Inc.	166,883	7,304,469
	Helios Technologies, Inc.	236,223	18,101,768
	Herc Holdings, Inc.	196,597	31,543,989
*	Heritage-Crystal Clean, Inc.	187,745	5,371,384
*	Hexcel Corp.	11,851	618,267
*	Hill International, Inc.	4,295	8,719
	Hillenbrand, Inc.	9,800	455,504
#	HNI Corp.	321,602	13,487,988
*	Hub Group, Inc., Class A	245,607	18,597,362
*	Hudson Technologies, Inc.	10,700	39,911
#	Hurco Cos., Inc.	44,518	1,433,925
*	Huron Consulting Group, Inc.	163,819	7,227,694
#*	Huttig Building Products, Inc.	246,769	2,250,533
	Hyster-Yale Materials Handling, Inc.	79,899	3,586,666
	ICF International, Inc.	141,383	13,345,141
*	IES Holdings, Inc.	209,954	10,350,732
#*»	IKONICS Corp.	10,011	0
*	Innovative Solutions & Support, Inc.	48,117	327,677
	Insperity, Inc.	170,422	18,325,478
	Insteel Industries, Inc.	165,942	6,277,586
	Interface, Inc.	447,396	5,932,471
*	JELD-WEN Holding, Inc.	251,288	5,930,397
*	JetBlue Airways Corp.	879,807	12,871,576
	John Bean Technologies Corp.	234,071	31,599,585
	Kadant, Inc.	63,412	13,251,840
	Kaman Corp.	162,477	6,494,206
#*	KAR Auction Services, Inc.	198,190	2,818,262
#	KBR, Inc.	768,073	33,334,368
	Kelly Services, Inc., Class A	162,626	2,777,652
	Kennametal, Inc.	398,785	13,785,997
	Kforce, Inc.	191,517	13,151,472
	Kimball International, Inc., Class B	273,389	2,684,680
*	Kirby Corp.	51,958	3,386,622
	Korn Ferry	402,647	26,727,708
*	Kratos Defense & Security Solutions, Inc.	800,452	13,415,576
	Landstar System, Inc.	94,712	15,153,920
*	Lawson Products, Inc.	107,111	5,212,021
#*	LB Foster Co., Class A	70,423	1,064,796
*	Limbach Holdings, Inc.	32,175	271,879
	Lindsay Corp.	72,243	9,120,679
*	LS Starrett Co., Class A	7,582	68,693
	LSI Industries, Inc.	349,854	2,602,914
	Luxfer Holdings PLC	8,863	151,380
#*	Manitex International, Inc.	120,703	858,198
*	Manitowoc Co., Inc.	309,393	5,646,422
	ManpowerGroup, Inc.	27,186	2,850,996

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManTech International Corp., Class A	197,624	$14,276,358
	Marten Transport Ltd.	548,326	9,151,561
*	Masonite International Corp.	97,486	9,674,511
#*	MasTec, Inc.	429,665	37,007,046
#*	Mastech Digital, Inc.	80,583	1,426,319
*	Matrix Service Co.	175,978	1,277,600
	Matson, Inc.	298,658	29,166,940
	Matthews International Corp., Class A	179,041	6,287,920
#	Maxar Technologies, Inc.	22,026	572,896
	McGrath RentCorp	182,190	13,884,700
*	Mercury Systems, Inc.	237,752	13,532,844
*	Meritor, Inc.	556,687	12,831,635
*	Mesa Air Group, Inc.	1,720	8,600
	Miller Industries, Inc.	93,111	2,930,203
#	MillerKnoll, Inc.	485,403	18,746,264
*	Mistras Group, Inc.	77,085	518,011
	Moog, Inc., Class A	220,877	16,839,662
*	MRC Global, Inc.	174,907	1,296,061
	MSA Safety, Inc.	265,964	36,543,454
	MSC Industrial Direct Co., Inc., Class A	20,250	1,653,210
	Mueller Industries, Inc.	418,231	21,605,813
	Mueller Water Products, Inc., Class A	1,199,186	15,409,540
*	MYR Group, Inc.	158,188	14,874,418
	National Presto Industries, Inc.	40,138	3,301,350
	Nielsen Holdings PLC	75,283	1,419,837
#	NL Industries, Inc.	209,206	1,359,839
#*	NN, Inc.	118,634	451,996
#*	Northwest Pipe Co.	98,267	2,787,835
*	NOW, Inc.	789,358	7,017,393
#*	NV5 Global, Inc.	91,209	9,539,549
	nVent Electric PLC	186,591	6,454,183
#	Omega Flex, Inc.	74,997	10,646,574
#*	Orion Energy Systems, Inc.	3,100	9,982
#*	Orion Group Holdings, Inc.	228,195	730,224
	Oshkosh Corp.	14,800	1,684,388
#*	P&F Industries, Inc., Class A	9,000	55,080
#*	PAM Transportation Services, Inc.	83,081	5,801,546
#	Pangaea Logistics Solutions Ltd.	13,800	55,200
#	Park Aerospace Corp.	79,113	1,070,399
#	Park-Ohio Holdings Corp.	101,200	2,048,288
#*	Parsons Corp.	18,950	577,027
	Patriot Transportation Holding, Inc.	12,982	106,323
#*	Performant Financial Corp.	17,729	38,827
*	Perma-Pipe International Holdings, Inc.	24,394	215,887
*	PGT Innovations, Inc.	456,188	8,663,010
	Pitney Bowes, Inc.	540,337	3,328,476
#	Powell Industries, Inc.	81,034	2,419,675
	Preformed Line Products Co.	39,418	2,390,308
	Primoris Services Corp.	366,773	9,433,402
*	Proto Labs, Inc.	108,745	5,456,824
*	Quad/Graphics, Inc.	162,357	720,865
#	Quanex Building Products Corp.	259,744	5,659,822
*	Radiant Logistics, Inc.	403,770	2,507,412
#*	RBC Bearings, Inc.	140,045	25,273,921
*	RCM Technologies, Inc.	90,833	623,114
#*	Red Violet, Inc.	19,991	535,559
	Regal Rexnord Corp.	398,021	63,078,368
*	Resideo Technologies, Inc.	193,177	4,786,926
	Resources Connection, Inc.	288,119	5,021,914

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	REV Group, Inc.	126,324	$1,696,531
*	RR Donnelley & Sons Co.	256,937	2,831,446
	Rush Enterprises, Inc., Class A	324,753	17,153,453
	Rush Enterprises, Inc., Class B	75,714	3,841,728
	Ryder System, Inc.	21,895	1,602,495
*	Saia, Inc.	205,697	58,475,543
	Schneider National, Inc., Class B	128,695	3,294,592
	Science Applications International Corp.	109,523	8,984,172
*	Servotronics, Inc.	1,500	19,800
	Shyft Group, Inc.	358,595	15,039,474
*	SIFCO Industries, Inc.	14,255	86,941
	Simpson Manufacturing Co., Inc.	348,812	39,342,505
*	SiteOne Landscape Supply, Inc.	34,616	6,235,034
*	SkyWest, Inc.	348,201	13,283,868
*	SP Plus Corp.	196,439	5,535,651
	Spirit AeroSystems Holdings, Inc., Class A	42,424	1,859,444
*	SPX Corp.	254,526	13,281,167
	SPX FLOW, Inc.	283,088	24,402,186
	Standex International Corp.	93,197	9,259,122
	Steelcase, Inc., Class A	620,231	7,653,651
*	Stericycle, Inc.	16,220	952,763
*	Sterling Construction Co., Inc.	226,857	5,764,436
#*	Sunrun, Inc.	10,501	272,291
*	Taylor Devices, Inc.	769	8,151
*	Team, Inc.	29,515	21,041
#	Tecnoglass, Inc.	22,005	453,303
	Tennant Co.	142,670	11,009,844
	Terex Corp.	449,984	18,773,332
	Tetra Tech, Inc.	290,234	40,397,670
#	Textainer Group Holdings Ltd.	316,146	11,627,850
*	Thermon Group Holdings, Inc.	174,503	2,992,726
	Timken Co.	473,384	31,622,051
*	Titan International, Inc.	451,597	4,403,071
*	Titan Machinery, Inc.	185,837	5,723,780
#*	TPI Composites, Inc.	208,785	2,520,035
#*	Transcat, Inc.	46,873	4,448,716
*	TriNet Group, Inc.	393,921	33,562,069
#	Trinity Industries, Inc.	426,788	12,261,619
	Triton International Ltd.	503,200	30,403,344
*	TrueBlue, Inc.	268,068	7,130,609
*	Tutor Perini Corp.	96,162	1,144,328
*	Twin Disc, Inc.	65,590	754,941
#*	U.S. Ecology, Inc.	127,824	3,653,210
#*	U.S. Xpress Enterprises, Inc., Class A	8,124	36,639
	UFP Industries, Inc.	457,323	36,521,815
*	Ultralife Corp.	115,827	619,674
#	UniFirst Corp.	112,053	21,300,155
*	Univar Solutions, Inc.	227,074	6,017,461
	Universal Logistics Holdings, Inc.	135,570	2,308,757
#*	USA Truck, Inc.	66,052	1,246,401
	Valmont Industries, Inc.	156,382	33,970,862
*	Vectrus, Inc.	93,531	4,303,361
*	Veritiv Corp.	152,822	14,224,672
*	Viad Corp.	125,697	4,735,006
*	Vicor Corp.	117,439	11,078,021
#*	Vidler Water Resouces, Inc.	36,222	426,333
*	Virco Mfg. Corp.	20,526	61,578
#*	Volt Information Sciences, Inc.	20,645	64,262
	VSE Corp.	88,624	4,571,226

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Wabash National Corp.	412,832	$8,099,764
	Watts Water Technologies, Inc., Class A	208,817	31,992,853
*	Welbilt, Inc.	1,201,565	28,537,169
	Werner Enterprises, Inc.	482,225	21,502,413
*	WESCO International, Inc.	408,289	49,766,346
#*	Willdan Group, Inc.	1,478	46,498
*	Willis Lease Finance Corp.	26,350	942,539
*	WillScot Mobile Mini Holdings Corp.	763,052	28,263,446
	Woodward, Inc.	6,410	706,831
*	Yellow Corp.	34,757	362,863
	Zurn Water Solutions Corp.	837,302	25,571,203
TOTAL INDUSTRIALS			2,969,720,139
INFORMATION TECHNOLOGY — (12.2%)
#*	3D Systems Corp.	251,914	4,509,261
	A10 Networks, Inc.	126,842	1,877,262
*	ACI Worldwide, Inc.	866,242	29,772,738
#*	ACM Research, Inc., Class A	23,753	1,891,926
*»	Actua Corp.	41,860	0
#*	ADDvantage Technologies Group, Inc.	5,000	6,200
#	ADTRAN, Inc.	378,358	7,268,257
	Advanced Energy Industries, Inc.	277,553	23,919,518
#*	Aehr Test Systems	26,462	337,390
*	Agilysys, Inc.	265,317	10,097,965
*	Airgain, Inc.	78,286	747,631
#*	Akoustis Technologies, Inc.	8,869	53,657
#*	Alarm.com Holdings, Inc.	364,252	27,162,272
*	Alithya Group, Inc., Class A	70,703	173,222
#	Alliance Data Systems Corp.	33,912	2,341,284
*	Alpha & Omega Semiconductor Ltd.	217,922	9,813,028
#*	Altair Engineering, Inc., Class A	132,782	8,354,643
#*	Alteryx, Inc., Class A	40,545	2,313,903
*	Ambarella, Inc.	169,072	23,695,441
	American Software, Inc., Class A	321,621	7,394,067
	Amkor Technology, Inc.	1,905,549	41,960,189
#*	Amtech Systems, Inc.	138,006	1,239,294
#*	Appfolio, Inc., Class A	102,955	11,866,593
*	Arlo Technologies, Inc.	632,262	5,494,357
#*	AstroNova, Inc.	55,300	759,822
*	Asure Software, Inc.	37,604	272,629
#	Autoscope Technologies Corp.	43,218	296,692
#*	Avaya Holdings Corp.	183,576	3,344,755
*	Aviat Networks, Inc.	34,636	1,005,137
*	Avid Technology, Inc.	482,415	15,128,534
	Avnet, Inc.	235,855	9,519,108
*	Aware, Inc.	113,568	328,212
*	Axcelis Technologies, Inc.	271,595	17,004,563
*	AXT, Inc.	405,155	3,034,611
	Azenta, Inc.	352,191	29,703,789
	Badger Meter, Inc.	235,429	23,818,352
#	Bel Fuse, Inc., Class A	8,354	131,826
	Bel Fuse, Inc., Class B	62,370	774,635
	Belden, Inc.	330,859	18,511,561
#	Benchmark Electronics, Inc.	270,524	6,530,449
#*	Benefitfocus, Inc.	94,519	1,052,942
	BK Technologies Corp.	60,659	141,942
*	Blackbaud, Inc.	276,700	18,854,338
#*	BM Technologies, Inc.	47,621	449,542
*	Bottomline Technologies De, Inc.	167,393	9,439,291

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Box, Inc., Class A	145,116	$3,791,881
*	Brightcove, Inc.	91,108	859,148
#*	BSQUARE Corp.	2,571	4,088
#*	CalAmp Corp.	329,805	1,959,042
#*	Calix, Inc.	492,912	24,783,615
*	Cambium Networks Corp.	26,193	633,347
*	Cantaloupe, Inc.	49,572	416,405
*	Casa Systems, Inc.	71,913	318,575
	Cass Information Systems, Inc.	126,679	5,153,302
	CDK Global, Inc.	82,224	3,533,165
#*	Cerence, Inc.	34,212	2,172,120
*	CEVA, Inc.	140,876	5,306,799
#*	ChannelAdvisor Corp.	154,579	3,267,800
*	Cirrus Logic, Inc.	409,642	36,638,380
*	Clearfield, Inc.	121,073	7,805,576
	CMC Materials, Inc.	215,390	38,959,743
#*	Coda Octopus Group, Inc.	11,706	78,664
*	Cognyte Software Ltd.	453,668	4,922,298
*	Coherent, Inc.	79,842	20,637,560
*	Cohu, Inc.	342,063	11,281,238
*	CommScope Holding Co., Inc.	89,359	839,081
#	Communications Systems, Inc.	52,299	107,213
*	CommVault Systems, Inc.	268,272	18,097,629
*	Computer Task Group, Inc.	149,070	1,328,214
#	Comtech Telecommunications Corp.	209,168	4,252,385
	Concentrix Corp.	122,398	24,600,774
*	Conduent, Inc.	389,718	1,843,366
*	Consensus Cloud Solutions, Inc.	89,989	5,102,376
#*	CoreCard Corp.	35,646	1,322,467
#*	CPI Card Group, Inc.	500	7,095
#	CSG Systems International, Inc.	260,660	14,797,668
*	CSP, Inc.	12,192	99,974
	CTS Corp.	247,725	8,311,174
*	CVD Equipment Corp.	8,212	37,775
*	CyberOptics Corp.	61,817	2,321,847
*	Daktronics, Inc.	316,211	1,549,434
*	Data I/O Corp.	62,994	314,970
#*	Datto Holding Corp.	4,080	101,633
*	Digi International, Inc.	253,323	5,659,236
#*	Digimarc Corp.	1,239	39,276
*	Diodes, Inc.	371,174	34,441,235
*	Duck Creek Technologies, Inc.	21,802	557,041
*	DXC Technology Co.	70,435	2,118,685
#*	DZS, Inc.	18,097	264,940
#	Ebix, Inc.	166,324	5,054,586
*	eGain Corp.	231,580	2,392,221
*	EMCORE Corp.	266,303	1,547,220
#*	Envestnet, Inc.	228,767	16,915,032
*	ePlus, Inc.	180,260	8,286,552
*	Euronet Worldwide, Inc.	29,624	3,966,357
#*	Everbridge, Inc.	12,795	654,080
#*	Everspin Technologies, Inc.	5,283	53,834
#	EVERTEC, Inc.	428,454	18,697,733
*	Evo Payments, Inc., Class A	9,728	234,639
*	ExlService Holdings, Inc.	269,402	32,468,329
*	Extreme Networks, Inc.	50,305	638,370
*	Fabrinet	285,098	32,261,690
*	FARO Technologies, Inc.	121,687	6,608,821
*	FormFactor, Inc.	601,595	25,712,170

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Frequency Electronics, Inc.	56,311	$511,867
*	Genasys, Inc.	4,009	15,515
#*	GreenSky, Inc., Class A	45,783	483,011
*	Grid Dynamics Holdings, Inc.	35,857	955,589
#*	GSI Technology, Inc.	120,278	531,629
*	GTY Technology Holdings, Inc.	49,289	248,909
	Hackett Group, Inc.	304,580	5,829,661
#*	Harmonic, Inc.	851,287	9,159,848
#*	I3 Verticals, Inc., Class A	77,485	1,793,003
#*	Ichor Holdings Ltd.	198,417	8,416,849
*	Identiv, Inc.	9,093	175,677
#*	II-VI, Inc.	49,472	3,136,525
#*	Immersion Corp.	14,795	76,490
#*	Infinera Corp.	923,270	7,773,933
	Information Services Group, Inc.	253,635	1,638,482
#*	Innodata, Inc.	34,201	193,920
#*	Insight Enterprises, Inc.	268,469	25,276,356
	InterDigital, Inc.	224,365	15,487,916
*	International Money Express, Inc.	38,263	612,591
*	inTEST Corp.	78,387	834,822
#*	Intevac, Inc.	206,763	1,166,143
*	Issuer Direct Corp.	12,280	385,838
#*	Iteris, Inc.	151,598	603,360
#*	Itron, Inc.	323,751	20,072,562
	Jabil, Inc.	106,147	6,526,979
#*	Jamf Holding Corp.	26,469	875,065
*	Key Tronic Corp.	46,039	281,759
#*	Kimball Electronics, Inc.	207,085	4,098,212
#*	Knowles Corp.	667,866	14,165,438
#	Kulicke & Soffa Industries, Inc.	394,673	21,584,666
*	KVH Industries, Inc.	164,221	1,477,989
#*	Lantronix, Inc.	208,862	1,510,072
*	Lattice Semiconductor Corp.	745,862	41,186,500
#*	LGL Group, Inc.	11,928	124,050
#*	Limelight Networks, Inc.	634,342	2,708,640
	Littelfuse, Inc.	13,665	3,689,140
#*	LivePerson, Inc.	21,368	638,262
*	LiveRamp Holdings, Inc.	435,348	19,438,288
#*	Lumentum Holdings, Inc.	85,967	8,723,931
#*	Luna Innovations, Inc.	173,727	1,266,470
*	MACOM Technology Solutions Holdings, Inc.	110,003	6,733,284
*	Magnachip Semiconductor Corp.	139,907	2,488,946
#*	Mandiant, Inc.	419,348	6,327,961
#*	Marin Software, Inc.	400	1,288
	Maximus, Inc.	94,531	7,309,137
*	MaxLinear, Inc.	427,804	25,676,796
	Methode Electronics, Inc.	279,078	12,287,804
*	Mimecast Ltd.	339,855	27,089,842
#*	Mitek Systems, Inc.	228,928	3,747,551
#*	Model N, Inc.	52,850	1,461,831
*	Momentive Global, Inc.	97,343	1,667,486
*	N-Able, Inc.	6,230	69,527
#*	Napco Security Technologies, Inc.	407,368	8,469,181
	National Instruments Corp.	86,356	3,559,594
*	NCR Corp.	766,578	29,175,959
*	NeoPhotonics Corp.	418,007	6,420,588
#*	NETGEAR, Inc.	208,962	5,781,979
#*	NetScout Systems, Inc.	517,914	16,340,187
#*	NetSol Technologies, Inc.	59,929	231,925

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	170,531	$448,479
*	New Relic, Inc.	68,211	7,171,705
*	nLight, Inc.	30,903	639,383
*	Novanta, Inc.	262,302	36,223,906
#	NVE Corp.	32,629	2,018,756
#*	One Stop Systems, Inc.	4,116	18,234
*	OneSpan, Inc.	277,060	4,449,584
*	Onto Innovation, Inc.	287,368	26,305,667
#*	Optical Cable Corp.	9,320	43,664
#*	OSI Systems, Inc.	137,335	11,390,565
#*	PAR Technology Corp.	7,963	298,612
	PC Connection, Inc.	96,331	4,175,949
	PC-Tel, Inc.	141,322	743,354
*	PDF Solutions, Inc.	289,920	8,619,322
#*	Peraso, Inc.	30,361	75,903
*	Perficient, Inc.	257,223	26,962,115
#*	PFSweb, Inc.	210,116	2,456,256
*	Photronics, Inc.	475,289	8,498,167
#*	Ping Identity Holding Corp.	87,945	1,740,432
#*	Pixelworks, Inc.	320,381	1,073,276
*	Plexus Corp.	238,234	18,467,900
	Power Integrations, Inc.	444,587	35,882,617
#*	Powerfleet, Inc.	45,642	162,942
#	Progress Software Corp.	328,860	14,966,419
#*	Q2 Holdings, Inc.	8,490	553,972
*	Qualys, Inc.	279,095	35,763,233
#*	Rambus, Inc.	632,279	15,965,045
#*	Resonant, Inc.	6,995	10,213
*	RF Industries Ltd.	81,913	591,412
*	Ribbon Communications, Inc.	325,631	1,465,339
	Richardson Electronics Ltd.	82,077	1,042,378
#*	Rimini Street, Inc.	38,392	197,719
*	Rogers Corp.	125,982	34,386,787
#*	Sailpoint Technologies Holdings, Inc.	268,866	10,402,426
*	Sanmina Corp.	525,524	19,875,318
#	Sapiens International Corp. NV	63,312	2,015,854
*	ScanSource, Inc.	192,574	6,004,457
#*	SecureWorks Corp., Class A	7,222	106,524
*	Semtech Corp.	474,777	33,756,645
#*	ShotSpotter, Inc.	36,905	973,185
*	SigmaTron International, Inc.	7,390	60,376
#*»	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	129,005	21,310,336
*	SiTime Corp.	5,681	1,324,184
#*	SMART Global Holdings, Inc.	182,793	10,485,006
*	Smith Micro Software, Inc.	42,918	179,397
*	Socket Mobile, Inc.	46,860	172,445
	SolarWinds Corp.	18,234	247,982
*	SPS Commerce, Inc.	131,977	16,345,351
#*	SRAX, Inc.	73,861	369,305
*	StarTek, Inc.	272,791	1,388,506
*	Stratasys Ltd.	242,662	5,785,062
*	Summit Wireless Technologies, Inc.	12,418	14,653
*	Super Micro Computer, Inc.	125,191	5,072,739
	Switch, Inc., Class A	169,463	4,343,337
#*	Synaptics, Inc.	264,687	55,676,910
#*	Synchronoss Technologies, Inc.	6,400	13,056
*	Teradata Corp.	304,905	12,299,868
#*	Terawulf, Inc.	10,011	116,928

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TESSCO Technologies, Inc.	70,189	$396,568
*	TransAct Technologies, Inc.	84,782	762,190
#*	Trio-Tech International	12,740	88,925
#	TTEC Holdings, Inc.	378,329	30,300,370
*	TTM Technologies, Inc.	762,232	10,259,643
#*	Turtle Beach Corp.	116,886	2,375,124
*	Ultra Clean Holdings, Inc.	343,883	17,338,581
#*	Unisys Corp.	503,655	9,191,704
*	Universal Security Instruments, Inc.	5,032	13,536
*	Upland Software, Inc.	115,513	2,264,055
#*	Usio, Inc.	44,719	152,939
#*	Varonis Systems, Inc.	35,538	1,324,146
#*	Veeco Instruments, Inc.	288,021	7,917,697
*	Verint Systems, Inc.	376,528	19,327,182
#*	Veritone, Inc.	37,411	589,971
#*	Verra Mobility Corp.	68,152	1,079,528
#*	Vertex, Inc., Class A	3,913	56,778
#*	Viasat, Inc.	183,343	8,070,759
#*	Viavi Solutions, Inc.	1,317,128	21,679,927
	Vishay Intertechnology, Inc.	958,253	19,845,420
*	Vishay Precision Group, Inc.	108,242	3,466,991
*	Vonage Holdings Corp.	1,468,271	30,598,768
	Vontier Corp.	158,251	4,448,436
	Wayside Technology Group, Inc.	17,320	552,681
*	WEX, Inc.	4,122	663,560
*	Wireless Telecom Group, Inc.	83,275	156,557
	Xerox Holdings Corp.	241,308	5,094,012
	Xperi Holding Corp.	981,686	16,561,043
#*	Yext, Inc.	27,630	223,803
TOTAL INFORMATION TECHNOLOGY			1,962,989,568
MATERIALS — (5.8%)
*	Advanced Emissions Solutions, Inc.	59,102	368,796
	AdvanSix, Inc.	161,777	6,809,194
*	AgroFresh Solutions, Inc.	13,446	26,623
	Alcoa Corp.	772,541	43,810,800
#*	Allegheny Technologies, Inc.	546,885	10,002,527
*	Alpha Metallurgical Resources, Inc.	34,078	2,154,752
	American Vanguard Corp.	223,402	3,389,008
*	Ampco-Pittsburgh Corp.	13,671	78,061
*	Arconic Corp.	62,846	1,943,827
*	Ardagh Metal Packaging SA	13,250	127,598
	Ashland Global Holdings, Inc.	196,493	18,871,188
	Avient Corp.	522,210	25,990,392
*	Axalta Coating Systems Ltd.	36,774	1,088,878
	Balchem Corp.	238,668	35,069,876
	Cabot Corp.	374,530	20,595,405
	Carpenter Technology Corp.	315,672	9,066,100
#*	Century Aluminum Co.	617,928	9,479,016
	Chase Corp.	60,920	5,780,090
	Chemours Co.	346,542	11,335,389
*	Clearwater Paper Corp.	102,529	3,241,967
#*	Coeur Mining, Inc.	907,716	4,257,188
	Commercial Metals Co.	857,422	28,672,192
#	Compass Minerals International, Inc.	150,020	8,011,068
#*	Core Molding Technologies, Inc.	56,365	451,484
	Eagle Materials, Inc.	123,887	18,068,919
	Ecovyst, Inc.	128,197	1,311,455
	Element Solutions, Inc.	1,791,537	40,202,090

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ferro Corp.	730,980	$15,935,364
#*	Ferroglobe PLC	347,794	1,766,794
#*»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
*	Flotek Industries, Inc.	298,924	243,324
*	Forterra, Inc.	58,277	1,367,761
	Fortitude Gold Corp.	181,671	1,162,694
#	Friedman Industries, Inc.	81,854	776,794
	FutureFuel Corp.	137,490	1,072,422
*	GCP Applied Technologies, Inc.	161,467	5,150,797
	Glatfelter Corp.	216,484	3,758,162
#	Gold Resource Corp.	261,117	428,232
	Graphic Packaging Holding Co.	1,309,040	24,753,946
	Greif, Inc., Class A	204,202	12,080,590
	Greif, Inc., Class B	22,886	1,359,428
	Hawkins, Inc.	206,505	7,706,767
	Haynes International, Inc.	116,636	4,387,846
#	HB Fuller Co.	340,196	24,415,867
#	Hecla Mining Co.	2,477,278	12,287,299
	Huntsman Corp.	120,428	4,314,935
*	Ingevity Corp.	127,980	8,435,162
	Innospec, Inc.	190,769	17,733,886
#*	Intrepid Potash, Inc.	74,208	2,877,786
#	Kaiser Aluminum Corp.	151,052	14,463,229
#*	Koppers Holdings, Inc.	159,805	4,774,973
*	Kraton Corp.	242,751	11,258,791
	Kronos Worldwide, Inc.	215,365	3,090,488
#*	Livent Corp.	390,909	8,994,816
#	Louisiana-Pacific Corp.	656,284	43,603,509
*	LSB Industries, Inc.	320,473	3,114,998
	Materion Corp.	107,876	8,937,527
	Mercer International, Inc.	493,327	5,993,923
	Minerals Technologies, Inc.	254,799	17,828,286
	Myers Industries, Inc.	351,943	6,359,610
	Neenah, Inc.	107,356	4,949,112
	NewMarket Corp.	4,254	1,438,150
#	Nexa Resources SA	3,544	29,380
	Northern Technologies International Corp.	72,094	973,269
*	O-I Glass, Inc.	12,796	170,315
	Olin Corp.	837,994	42,461,156
	Olympic Steel, Inc.	85,597	1,822,360
	Orion Engineered Carbons SA	13,251	226,592
	Pactiv Evergreen, Inc.	1,625	17,794
#	Quaker Chemical Corp.	4,498	940,847
*	Ramaco Resources, Inc.	30,051	354,001
#*	Ranpak Holdings Corp.	6,833	183,534
#*	Rayonier Advanced Materials, Inc.	200,286	1,247,782
#	Resolute Forest Products, Inc.	595,780	8,114,524
	Royal Gold, Inc.	15,238	1,547,419
	Ryerson Holding Corp.	405,190	8,306,395
	Schnitzer Steel Industries, Inc., Class A	213,709	8,364,570
#	Schweitzer-Mauduit International, Inc.	233,040	7,054,121
	Sensient Technologies Corp.	295,304	25,024,061
	Silgan Holdings, Inc.	664,162	29,741,174
	Sonoco Products Co.	17,600	996,864
	Stepan Co.	178,178	19,628,088
*	Summit Materials, Inc., Class A	631,159	22,444,014
	SunCoke Energy, Inc.	197,695	1,354,211
*	Synalloy Corp.	65,246	1,086,998
#*	TimkenSteel Corp.	399,445	5,604,213

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Trecora Resources	76,265	$638,338
	Tredegar Corp.	118,094	1,387,604
	TriMas Corp.	332,024	11,541,154
#	Trinseo PLC	221,161	11,840,960
	Tronox Holdings PLC, Class A	836,461	18,987,665
#	U.S. Steel Corp.	1,232,035	25,527,765
#*	UFP Technologies, Inc.	46,898	3,327,882
	United States Lime & Minerals, Inc.	41,638	5,266,791
#*	Universal Stainless & Alloy Products, Inc.	63,442	555,118
	Valvoline, Inc.	1,130,165	37,227,635
#*	Venator Materials PLC	139,619	337,878
	Verso Corp., Class A	313,994	8,440,159
	Warrior Met Coal, Inc.	155,161	4,065,218
	Worthington Industries, Inc.	339,472	18,392,593
TOTAL MATERIALS			932,257,593
REAL ESTATE — (0.6%)
*	AMREP Corp.	8,253	99,036
#*	CKX Lands, Inc.	5,107	59,114
*	Comstock Holding Cos., Inc.	23,978	103,825
#	CTO Realty Growth, Inc.	2,144	125,617
#*	Cushman & Wakefield PLC	282,823	5,936,455
#	Douglas Elliman, Inc.	359,138	2,786,911
#	eXp World Holdings, Inc.	65,847	1,787,088
*	Five Point Holdings LLC, Class A	38,574	223,343
*	Forestar Group, Inc.	115,411	2,302,449
*	FRP Holdings, Inc.	94,631	5,344,759
*	Howard Hughes Corp.	43,576	4,196,805
#	Indus Realty Trust, Inc.	18,257	1,434,087
*	InterGroup Corp.	1,407	75,978
*»	JW Mays, Inc.	200	7,698
	Kennedy-Wilson Holdings, Inc.	933,141	20,958,347
*	Marcus & Millichap, Inc.	263,368	12,328,256
#*	Maui Land & Pineapple Co., Inc.	80,171	789,684
#	Newmark Group, Inc., Class A	188,432	2,884,894
#*	Rafael Holdings, Inc., Class B	167,895	695,085
	RE/MAX Holdings, Inc., Class A	122,130	3,634,589
#*	Realogy Holdings Corp.	347,353	5,731,324
	RMR Group, Inc., Class A	17,687	566,161
	St. Joe Co.	261,147	12,668,241
#*	Stratus Properties, Inc.	47,741	1,749,230
*	Tejon Ranch Co.	153,171	2,666,707
TOTAL REAL ESTATE			89,155,683
UTILITIES — (2.8%)
	ALLETE, Inc.	234,578	14,973,114
#	American States Water Co.	275,517	25,410,933
	Artesian Resources Corp., Class A	89,685	4,322,817
#	Atlantica Sustainable Infrastructure PLC	314,050	10,247,452
#	Avista Corp.	472,678	21,015,264
	Black Hills Corp.	233,267	15,801,507
	Brookfield Renewable Corp., Class A	193,447	6,619,756
	California Water Service Group	399,026	24,775,524
#	Chesapeake Utilities Corp.	136,526	18,596,206
	Clearway Energy, Inc., Class A	200,369	6,181,384
#	Clearway Energy, Inc., Class C	346,807	11,680,460
	Consolidated Water Co. Ltd.	109,567	1,113,201
#	Genie Energy Ltd., Class B	179,616	903,468

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Hawaiian Electric Industries, Inc.	373,334	$15,866,695
	IDACORP, Inc.	29,655	3,268,574
#	Macquarie Infrastructure Holdings LLC	343,168	1,238,836
	MDU Resources Group, Inc.	154,264	4,530,734
	MGE Energy, Inc.	278,075	21,531,347
#	Middlesex Water Co.	135,228	13,690,483
	National Fuel Gas Co.	203,575	12,363,110
#	New Jersey Resources Corp.	562,191	22,605,700
	Northwest Natural Holding Co.	224,098	10,608,799
#	NorthWestern Corp.	352,147	20,466,784
	OGE Energy Corp.	77,385	2,934,439
	ONE Gas, Inc.	153,050	11,921,065
#	Ormat Technologies, Inc.	268,941	18,331,019
	Otter Tail Corp.	321,245	20,366,933
	PNM Resources, Inc.	662,503	29,686,759
	Portland General Electric Co.	274,680	14,431,687
*	Pure Cycle Corp.	33,061	423,842
	RGC Resources, Inc.	20,788	469,393
	SJW Group	171,818	11,831,388
#	South Jersey Industries, Inc.	258,112	6,457,962
	Southwest Gas Holdings, Inc.	196,234	13,379,234
#	Spire, Inc.	322,671	21,270,472
#*	Sunnova Energy International, Inc.	234,393	4,608,166
	Unitil Corp.	122,008	5,727,056
#	Via Renewables, Inc.	74,748	855,117
	York Water Co.	137,539	6,247,021
TOTAL UTILITIES			456,753,701
TOTAL COMMON STOCKS			14,968,472,983
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	51,166	1,481,256
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	12,130	1,166,178
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	180,632	5,505,663
TOTAL PREFERRED STOCKS			8,153,097
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»††	Social Reality, Inc. Rights Exp 12/31/19	11,370	63
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0
TOTAL RIGHTS/WARRANTS			63
TOTAL INVESTMENT SECURITIES (Cost $8,066,841,171)			14,976,626,143

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	133,909,346	133,909,346

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	86,862,261	$1,004,909,496
TOTAL INVESTMENTS — (100.0%)
(Cost $9,205,628,988)^^			$16,115,444,985
As of January 31, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	531	03/18/22	$124,928,124	$119,587,838	$(5,340,286)
Total Futures Contracts			$124,928,124	$119,587,838	$(5,340,286)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$376,812,444	$61,976	$12,011	$376,886,431
Consumer Discretionary	2,047,410,894	—	69,159	2,047,480,053
Consumer Staples	569,371,576	131,025	—	569,502,601
Energy	540,923,596	—	—	540,923,596
Financials	3,255,596,433	214,782	—	3,255,811,215
Health Care	1,758,974,139	30,152	7,988,112	1,766,992,403
Industrials	2,969,720,139	—	—	2,969,720,139
Information Technology	1,962,989,568	—	—	1,962,989,568
Materials	932,257,593	—	—	932,257,593
Real Estate	89,147,985	7,698	—	89,155,683
Utilities	456,753,701	—	—	456,753,701
Preferred Stocks
Communication Services	1,481,256	—	—	1,481,256
Consumer Discretionary	1,166,178	—	—	1,166,178
Industrials	5,505,663	—	—	5,505,663
Rights/Warrants
Consumer Discretionary	—	—	63	63
Temporary Cash Investments	133,909,346	—	—	133,909,346
Securities Lending Collateral	—	1,004,909,496	—	1,004,909,496
Futures Contracts**	(5,340,286)	—	—	(5,340,286)
TOTAL	$15,096,680,225	$1,005,355,129	$8,069,345^	$16,110,104,699
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.2%)
COMMUNICATION SERVICES — (2.8%)
#*	AMC Networks, Inc., Class A	143,292	$6,108,538
*	Anterix, Inc.	70,126	3,594,659
	ATN International, Inc.	106,382	4,221,238
*	Audacy, Inc.	372,858	902,316
#*	AutoWeb, Inc.	18,353	49,737
#*	Ballantyne Strong, Inc.	66,734	200,202
*	Boston Omaha Corp., Class A	75,062	1,980,886
*	Cargurus, Inc.	159,471	5,087,125
*	Cars.com, Inc.	271,475	4,229,580
#*	Cinemark Holdings, Inc.	106,519	1,608,437
	Cogent Communications Holdings, Inc.	62,089	3,949,481
#*	comScore, Inc.	138,092	418,419
#*	Consolidated Communications Holdings, Inc.	472,856	3,399,835
*	Cumulus Media, Inc., Class A	45,937	470,854
*	Daily Journal Corp.	1,639	531,020
#	DallasNews Corp.	65,006	457,642
*	DHI Group, Inc.	202,861	1,091,392
*	Dolphin Entertainment, Inc.	11,240	60,022
#*	EchoStar Corp., Class A	170,129	4,030,356
*	Emerald Holding, Inc.	10,700	34,882
	Entravision Communications Corp., Class A	810,206	4,909,848
#*	Eventbrite, Inc., Class A	168,720	2,417,758
	EW Scripps Co., Class A	537,164	11,011,862
#*	Fluent, Inc.	43,060	68,896
*	Gaia, Inc.	55,345	406,232
*	Gannett Co., Inc.	254,692	1,237,803
#*	Gogo, Inc.	29,809	371,122
	Gray Television, Inc.	596,599	12,439,089
	Gray Television, Inc., Class A	14,363	285,106
*	Hemisphere Media Group, Inc.	89,354	579,907
#*	IDT Corp., Class B	243,518	9,139,231
*	iHeartMedia, Inc., Class A	220,038	4,433,766
*	IMAX Corp.	269,063	4,641,337
	John Wiley & Sons, Inc., Class A	116,160	5,895,120
*	Lee Enterprises, Inc.	12,742	466,357
*	Liberty Latin America Ltd., Class A	137,448	1,503,681
*	Liberty Latin America Ltd., Class C	396,191	4,282,825
#*	Liberty Media Corp.-Liberty Braves, Class A	46,118	1,293,610
*	Liberty Media Corp.-Liberty Braves, Class C	125,784	3,396,168
#*	Lions Gate Entertainment Corp., Class A	345,369	5,415,386
*	Lions Gate Entertainment Corp., Class B	404,396	5,896,094
#*	Madison Square Garden Entertainment Corp.	84,345	5,974,156
#*	Marchex, Inc., Class B	4,169	9,714
#*	Marcus Corp.	152,797	2,574,629
*	Mediaco Holding, Inc., Class A	3,168	16,569
#	National CineMedia, Inc.	36,689	96,859
*	Ooma, Inc.	54,698	986,752
*»	Pegasus Cos., Inc.	41	8,200
*	QuinStreet, Inc.	281,704	4,532,617
#*	Reading International, Inc., Class A	128,253	570,726
#*»	Reading International, Inc., Class B	11,620	236,583
	Saga Communications, Inc., Class A	24,006	532,453
	Scholastic Corp.	116,367	4,773,374

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Sciplay Corp., Class A	106,461	$1,330,762
	Shenandoah Telecommunications Co.	380,425	8,662,277
#	Sinclair Broadcast Group, Inc., Class A	114,354	3,142,448
	Spok Holdings, Inc.	95,875	947,245
»††	SRAX, Inc.	29,242	4,971
#*	TechTarget, Inc.	203,907	16,912,047
	Telephone & Data Systems, Inc.	518,758	10,271,408
#*	Telesat Corp.	63,417	1,436,395
#*	Thryv Holdings, Inc.	74,212	2,406,695
*	Townsquare Media, Inc., Class A	107,262	1,413,713
#*	Travelzoo	48,228	451,896
*	TripAdvisor, Inc.	35,050	951,608
*	TrueCar, Inc.	155,120	533,613
*	U.S. Cellular Corp.	87,897	2,691,406
*	Urban One, Inc.	39,273	176,532
*	Urban One, Inc.	20,747	112,864
#*	WideOpenWest, Inc.	213,402	3,971,411
*	Yelp, Inc.	237,020	8,186,671
*	Zedge, Inc., Class B	70,805	535,286
#*	ZipRecruiter, Inc., Class A	10,966	237,853
TOTAL COMMUNICATION SERVICES			207,207,552
CONSUMER DISCRETIONARY — (11.6%)
*	1-800-Flowers.com, Inc., Class A	284,991	4,853,397
#*	2U, Inc.	43,423	700,847
*	Abercrombie & Fitch Co., Class A	424,362	16,550,118
	Acushnet Holdings Corp.	136,504	6,374,737
#*	Adtalem Global Education, Inc.	226,123	6,652,539
	AMCON Distributing Co.	5,890	922,079
*	American Axle & Manufacturing Holdings, Inc.	538,883	4,386,508
*	American Outdoor Brands, Inc.	83,533	1,384,977
*	American Public Education, Inc.	78,506	1,679,243
*	America's Car-Mart, Inc.	61,632	5,850,109
#*	Ark Restaurants Corp.	36,613	587,272
*	Arko Corp.	111,436	916,004
*	Asbury Automotive Group, Inc.	88,543	14,252,767
*	Barnes & Noble Education, Inc.	229,228	1,379,953
	Bassett Furniture Industries, Inc.	83,006	1,540,591
#*	BBQ Holdings, Inc.	60,547	880,959
*	Beazer Homes USA, Inc.	98,593	1,798,336
*	Bed Bath & Beyond, Inc.	167,819	2,725,380
#	Big Lots, Inc.	171,846	7,202,066
*	Biglari Holdings, Inc., Class A	794	496,234
*	Biglari Holdings, Inc., Class B	9,601	1,137,718
#*	BJ's Restaurants, Inc.	172,480	5,189,923
#*	Bloomin' Brands, Inc.	356,174	7,241,017
*	Bluegreen Vacations Holding Corp.	17,567	526,483
*	Boot Barn Holdings, Inc.	216,916	19,949,764
#*	Brinker International, Inc.	190,219	6,317,173
#	Buckle, Inc.	181,588	6,834,972
	Build-A-Bear Workshop, Inc.	136,220	2,430,165
	Caleres, Inc.	227,259	5,449,671
#	Canterbury Park Holding Corp.	10,905	199,016
#*	CarParts.com, Inc.	159,632	1,468,614
	Carriage Services, Inc.	184,714	9,294,808
#	Carrols Restaurant Group, Inc.	239,820	592,355
	Cato Corp., Class A	166,546	2,751,340
*	Cavco Industries, Inc.	67,389	18,157,292
#*	Century Casinos, Inc.	17,828	177,389

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Century Communities, Inc.	179,197	$11,800,122
*	Charles & Colvard Ltd.	24,100	58,081
#*	Cheesecake Factory, Inc.	201,652	7,194,943
*	Chico's FAS, Inc.	325,289	1,532,111
#*	Children's Place, Inc.	48,676	3,443,827
*	Chuy's Holdings, Inc.	130,985	3,302,132
#*	Citi Trends, Inc.	82,951	4,041,373
	Clarus Corp.	162,224	3,654,907
#*	Conn's, Inc.	136,396	3,310,331
*	Container Store Group, Inc.	186,069	1,897,904
»††	Contra Zagg, Inc.	155,163	13,965
*	Cooper-Standard Holdings, Inc.	34,368	707,637
#	Cracker Barrel Old Country Store, Inc.	40,319	4,803,606
	Crown Crafts, Inc.	12,250	84,280
	Culp, Inc.	149,674	1,354,550
	Dana, Inc.	391,368	8,477,031
*	Dave & Buster's Entertainment, Inc.	148,304	5,307,800
	Del Taco Restaurants, Inc.	6,834	85,220
*	Delta Apparel, Inc.	77,427	2,338,295
#*	Denny's Corp.	231,892	3,594,326
#*	Designer Brands, Inc., Class A	182,942	2,409,346
	Dillard's, Inc., Class A	16,569	4,203,887
	Dine Brands Global, Inc.	66,626	4,520,574
*	Dorman Products, Inc.	52,568	4,921,942
*	Duluth Holdings, Inc., Class B	43,984	663,279
	Educational Development Corp.	72,586	526,974
*	El Pollo Loco Holdings, Inc.	259,561	3,462,544
	Escalade, Inc.	71,194	1,018,074
#	Ethan Allen Interiors, Inc.	227,675	5,739,687
*	Everi Holdings, Inc.	329,857	6,521,273
*	Fiesta Restaurant Group, Inc.	229,976	2,177,873
*	Flanigan's Enterprises, Inc.	21,606	614,475
#	Flexsteel Industries, Inc.	74,950	1,867,004
*	Fossil Group, Inc.	183,730	2,037,566
#	Franchise Group, Inc.	123,721	6,194,710
#*	Full House Resorts, Inc.	683	6,031
#*	Funko, Inc., Class A	104,114	1,799,090
*	Garrett Motion, Inc.	79,428	555,996
*	Genesco, Inc.	114,985	7,396,985
*	Gentherm, Inc.	222,060	19,405,823
#*	G-III Apparel Group Ltd.	303,230	8,238,759
#*	GoPro, Inc., Class A	457,074	4,049,676
	Graham Holdings Co., Class B	12,711	7,564,570
*	Grand Canyon Education, Inc.	4,401	368,276
*	Green Brick Partners, Inc.	208,519	4,937,730
	Group 1 Automotive, Inc.	109,460	18,587,403
#*	Groupon, Inc.	62,318	1,903,192
#	Guess?, Inc.	497,835	11,460,162
#	Hamilton Beach Brands Holding Co., Class A	101,228	1,403,020
#	Haverty Furniture Cos., Inc.	120,317	3,551,758
	Haverty Furniture Cos., Inc., Class A	18,389	488,044
#	Hibbett, Inc.	68,912	4,248,425
#	Hooker Furnishings Corp.	87,240	1,922,770
#*	Horizon Global Corp.	58,197	444,625
*	Houghton Mifflin Harcourt Co.	499,784	9,001,110
#*	Hovnanian Enterprises, Inc., Class A	17,896	1,733,764
#*	Inspired Entertainment, Inc.	30,895	398,545
	Installed Building Products, Inc.	107,651	11,926,654
#*	iRobot Corp.	108,352	7,099,223

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	J Jill, Inc.	925	$14,115
#	Jack in the Box, Inc.	94,540	8,607,867
	Johnson Outdoors, Inc., Class A	72,568	6,547,085
#	Kontoor Brands, Inc.	131,694	6,491,197
#*	Koss Corp.	115,127	960,159
*	Kura Sushi USA, Inc., Class A	1,504	69,410
*	Lakeland Industries, Inc.	49,911	1,049,129
*	Lands' End, Inc.	54,526	999,462
	Laureate Education, Inc., Class A	485,800	6,145,370
*»††	Lazare Kaplan International, Inc.	81,643	11,479
	La-Z-Boy, Inc.	328,859	12,072,414
#*	Lazydays Holdings, Inc.	23,036	374,105
	LCI Industries	23,841	2,936,496
#*»	Lear Corp.	498,411	0
*	Legacy Housing Corp.	17,011	421,192
*	LGI Homes, Inc.	7,209	897,593
	Lifetime Brands, Inc.	106,529	1,651,199
*	Lincoln Educational Services Corp.	17,866	122,382
*	Liquidity Services, Inc.	211,398	4,022,904
*	Live Ventures, Inc.	1,917	46,756
*	LL Flooring Holdings, Inc.	155,740	2,248,886
#*	Lovesac Co.	43,774	2,357,230
*	M/I Homes, Inc.	140,079	7,422,786
*	Malibu Boats, Inc., Class A	141,382	9,283,142
#	Marine Products Corp.	185,819	2,278,141
*	MarineMax, Inc.	144,058	6,779,369
*	MasterCraft Boat Holdings, Inc.	72,035	1,831,850
	MDC Holdings, Inc.	15,755	798,621
*	Meritage Homes Corp.	3,296	336,291
*	Modine Manufacturing Co.	270,364	2,473,831
*	Monarch Casino & Resort, Inc.	27,353	1,693,151
#	Monro, Inc.	141,167	7,020,235
*	Motorcar Parts of America, Inc.	142,810	2,360,649
	Movado Group, Inc.	126,566	4,691,802
#	Nathan's Famous, Inc.	53,185	2,865,608
*	Nautilus, Inc.	40,742	207,784
	Nobility Homes, Inc.	11,521	368,672
*	Noodles & Co.	121,526	1,022,034
*	ODP Corp.	348,419	15,410,572
*	ONE Group Hospitality, Inc.	19,979	251,735
*	OneSpaWorld Holdings Ltd.	141,944	1,464,862
#	OneWater Marine, Inc., Class A	29,008	1,500,004
	Oxford Industries, Inc.	129,087	10,635,478
#*	Party City Holdco, Inc.	232,320	1,098,874
	Patrick Industries, Inc.	153,355	9,876,062
*	Perdoceo Education Corp.	538,380	5,932,948
#	PetMed Express, Inc.	151,729	3,919,160
*	Playa Hotels & Resorts NV	592,345	4,519,592
*	PlayAGS, Inc.	35,358	275,439
#*	Potbelly Corp.	42,946	236,203
#*	Purple Innovation, Inc.	27,817	231,437
»	QEP Co., Inc.	8,890	201,803
*	Quotient Technology, Inc.	213,733	1,519,642
	Qurate Retail, Inc., Class A	26,119	183,617
	RCI Hospitality Holdings, Inc.	32,826	2,293,553
*	Red Robin Gourmet Burgers, Inc.	69,040	1,018,340
	Red Rock Resorts, Inc., Class A	16,605	739,255
	Rent-A-Center, Inc.	175,969	7,417,093
*	Revolve Group, Inc.	62,300	3,072,636

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	56,472	$2,415,872
#*	Ruth's Hospitality Group, Inc.	263,741	5,282,732
#*	Sally Beauty Holdings, Inc.	470,962	8,086,417
#*	Shake Shack, Inc., Class A	639	42,219
	Shoe Carnival, Inc.	189,276	6,465,668
	Shutterstock, Inc.	146,902	14,245,087
	Signet Jewelers Ltd.	218,048	18,780,474
*	Six Flags Entertainment Corp.	22,158	875,019
*	Skyline Champion Corp.	198,761	13,384,566
#*	Sleep Number Corp.	188,376	13,468,884
	Smith & Wesson Brands, Inc.	327,106	5,586,970
	Sonic Automotive, Inc., Class A	240,130	12,249,031
*	Sportsman's Warehouse Holdings, Inc.	80,528	882,587
	Standard Motor Products, Inc.	171,372	8,203,578
	Steven Madden Ltd.	93,159	3,832,561
*	Stoneridge, Inc.	235,367	4,441,375
	Strategic Education, Inc.	89,823	5,358,840
*	Strattec Security Corp.	33,460	1,267,799
*	Stride, Inc.	307,962	10,800,227
	Superior Group of Cos., Inc.	114,659	2,342,483
*	Superior Industries International, Inc.	19,556	86,633
*	Sypris Solutions, Inc.	3,453	6,975
*	Tandy Leather Factory, Inc.	26,367	131,835
*	Taylor Morrison Home Corp.	217,485	6,674,615
*	Tenneco, Inc., Class A	161,394	1,694,637
#	Tile Shop Holdings, Inc.	41,952	277,303
	Tilly's, Inc., Class A	131,431	1,732,261
*	TravelCenters of America, Inc.	42,088	1,918,371
*	Tri Pointe Homes, Inc.	501,149	11,932,358
#*	Tuesday Morning Corp.	4,200	8,232
#*	Tupperware Brands Corp.	152,138	2,345,968
*	Unifi, Inc.	159,081	3,024,130
*	Universal Electronics, Inc.	123,302	4,375,988
*	Universal Technical Institute, Inc.	100,180	727,307
*	Urban Outfitters, Inc.	183,194	5,261,332
*	Veoneer, Inc.	6,356	223,795
*	Vera Bradley, Inc.	103,980	851,596
#*	Vista Outdoor, Inc.	499,839	19,283,789
*	Visteon Corp.	80,907	8,212,870
*	VOXX International Corp.	95,653	1,056,966
	Weyco Group, Inc.	79,560	1,861,704
	Winmark Corp.	42,095	9,068,105
#	Winnebago Industries, Inc.	170,017	10,969,497
	Wolverine World Wide, Inc.	236,728	6,270,925
#*	WW International, Inc.	200,278	2,523,503
#*	XPEL, Inc.	38,752	2,416,575
#*	XpresSpa Group, Inc.	55,718	78,562
#*	Zovio, Inc.	100,203	124,252
#*	Zumiez, Inc.	202,338	9,095,093
TOTAL CONSUMER DISCRETIONARY			842,751,363
CONSUMER STAPLES — (4.3%)
#*	22nd Century Group, Inc.	18,104	39,286
	Alico, Inc.	63,367	2,279,311
	Andersons, Inc.	238,147	9,073,401
#*	BellRing Brands, Inc., Class A	20,939	510,074
*	Bridgford Foods Corp.	72,953	889,297
	Calavo Growers, Inc.	130,939	5,422,184
	Cal-Maine Foods, Inc.	196,525	7,664,475

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co.	69,768	$3,236,538
*	Central Garden & Pet Co., Class A	280,783	12,166,327
#*	Chefs' Warehouse, Inc.	249,894	7,456,837
	Coca-Cola Consolidated, Inc.	40,263	23,070,699
#*	Coffee Holding Co., Inc.	43,125	189,750
	Edgewell Personal Care Co.	360,314	16,502,381
*	elf Beauty, Inc.	261,680	7,735,261
#	Energizer Holdings, Inc.	68,612	2,580,497
*	Farmer Bros Co.	24,696	157,807
#	Fresh Del Monte Produce, Inc.	211,190	5,877,418
#*	Hain Celestial Group, Inc.	26,061	952,008
#*	HF Foods Group, Inc.	4,195	29,113
*	Hostess Brands, Inc.	659,960	13,542,379
	Ingles Markets, Inc., Class A	123,817	9,525,242
	Inter Parfums, Inc.	227,178	22,483,807
#	J&J Snack Foods Corp.	34,283	5,200,388
	John B. Sanfilippo & Son, Inc.	72,313	5,719,958
*	Landec Corp.	242,858	2,610,723
*	Lifevantage Corp.	3,177	20,428
#*	Lifeway Foods, Inc.	4,260	21,641
	Limoneira Co.	31,206	463,721
	Medifast, Inc.	71,651	14,237,770
#	MGP Ingredients, Inc.	141,007	10,668,590
*	Natural Alternatives International, Inc.	73,124	957,559
	Natural Grocers by Vitamin Cottage, Inc.	101,193	1,477,418
	Nature's Sunshine Products, Inc.	163,343	2,881,371
	Nu Skin Enterprises, Inc., Class A	120,645	5,813,883
#*	Nuzee, Inc.	23,045	58,765
	Oil-Dri Corp. of America	56,726	1,929,819
	PriceSmart, Inc.	135,614	9,684,196
#*	Rite Aid Corp.	160,082	1,698,470
	Rocky Mountain Chocolate Factory, Inc.	70,528	552,940
#*	S&W Seed Co.	10,569	24,520
*	Seneca Foods Corp., Class A	54,757	2,559,890
*»	Seneca Foods Corp., Class B	11,120	521,472
*	Simply Good Foods Co.	264,441	9,316,256
	SpartanNash Co.	290,851	7,146,209
	Spectrum Brands Holdings, Inc.	3,427	306,305
#*	Sprouts Farmers Market, Inc.	255,003	6,920,781
#*	Tattooed Chef, Inc.	70,544	895,909
#	Tootsie Roll Industries, Inc.	142,124	4,825,110
*	TreeHouse Foods, Inc.	136,287	5,278,395
#	Turning Point Brands, Inc.	83,560	2,943,819
*	United Natural Foods, Inc.	320,690	12,436,358
#	United-Guardian, Inc.	39,576	747,986
	Universal Corp.	135,173	7,357,466
*	USANA Health Sciences, Inc.	86,410	8,259,068
	Vector Group Ltd.	744,815	8,274,895
#	Village Super Market, Inc., Class A	69,192	1,581,037
*	Vital Farms, Inc.	60,973	1,007,884
#	WD-40 Co.	23,021	5,116,647
#	Weis Markets, Inc.	196,657	11,846,618
#*	Whole Earth Brands, Inc.	40,626	385,134
#*	Willamette Valley Vineyards, Inc.	3,868	33,884
TOTAL CONSUMER STAPLES			313,167,375
ENERGY — (5.7%)
	Adams Resources & Energy, Inc.	39,742	1,191,863
*	Alto Ingredients, Inc.	194,605	1,008,054

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Altus Midstream Co., Class A	5,623	$354,418
*	Antero Resources Corp.	894,061	17,461,011
#	Arch Resources, Inc.	77,264	7,312,265
	Archrock, Inc.	597,752	5,045,027
*	Ardmore Shipping Corp.	79,763	272,789
*	Aspen Aerogels, Inc.	141,259	4,195,392
	Berry Corp.	156,319	1,358,412
	Brigham Minerals, Inc., Class A	157,504	3,408,387
*	Bristow Group, Inc.	61,129	2,008,088
	Cactus, Inc., Class A	162,203	7,860,357
	California Resources Corp.	170,701	7,275,277
#*	Callon Petroleum Co.	76,232	3,768,910
#*	Centennial Resource Development, Inc., Class A	1,236,559	9,657,526
*	Centrus Energy Corp., Class A	43,399	1,885,687
	Civitas Resources, Inc.	176,756	9,633,202
#*	Clean Energy Fuels Corp.	796,733	4,836,169
#*	CNX Resources Corp.	1,229,443	18,232,640
#*	Comstock Resources, Inc.	884,755	6,883,394
*	CONSOL Energy, Inc.	136,405	2,965,445
	Core Laboratories NV	78,830	2,102,396
#*	Crescent Energy, Inc., Class A	5,390	71,525
#	CVR Energy, Inc.	168,658	3,293,891
*	Delek U.S. Holdings, Inc.	283,631	4,401,953
*	Denbury, Inc.	103,906	7,807,497
#	DHT Holdings, Inc.	926,891	4,523,228
*	DMC Global, Inc.	114,617	4,623,650
	Dorian LPG Ltd.	217,316	2,583,887
*	Dril-Quip, Inc.	109,894	2,779,219
*	Earthstone Energy, Inc., Class A	215,227	2,940,001
#	EnLink Midstream LLC	722,216	5,748,839
	Evolution Petroleum Corp.	145,411	836,113
#*	Expro Group Holdings NV	141,488	2,215,702
*	Exterran Corp.	82,423	450,030
	Falcon Minerals Corp.	40,097	207,301
#*	Forum Energy Technologies, Inc.	20,369	397,603
*	FTS International, Inc., Class A	2,080	54,808
*	Geospace Technologies Corp.	57,432	502,530
#*	Green Plains, Inc.	238,570	7,285,928
*	Gulf Island Fabrication, Inc.	41,086	162,290
#*	Hallador Energy Co.	29,596	71,622
*	Helix Energy Solutions Group, Inc.	364,550	1,286,861
	Helmerich & Payne, Inc.	248,012	7,117,944
*	Independence Contract Drilling, Inc.	7,378	24,495
#	International Seaways, Inc.	224,356	3,273,354
*	Kosmos Energy Ltd.	1,057,213	4,577,732
#*	Laredo Petroleum, Inc.	75,218	5,051,641
#*	Liberty Oilfield Services, Inc., Class A	480,080	5,808,968
#	Magnolia Oil & Gas Corp., Class A	377,419	8,163,573
	Matador Resources Co.	468,288	20,965,254
*	Mexco Energy Corp.	1,906	19,498
	Murphy Oil Corp.	474,245	14,986,142
#*	Nabors Industries Ltd.	36,493	3,777,390
	NACCO Industries, Inc., Class A	40,634	1,239,337
#*	National Energy Services Reunited Corp.	99,528	988,313
*	Natural Gas Services Group, Inc.	56,104	604,240
*	New Concept Energy, Inc.	8,345	22,281
*	Newpark Resources, Inc.	269,110	955,340
#*	NextDecade Corp.	37,399	82,652
*	NexTier Oilfield Solutions, Inc.	507,468	3,054,957

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Oasis Petroleum, Inc.	69,661	$9,434,189
#*	Oceaneering International, Inc.	311,763	4,062,272
#*	Oil States International, Inc.	172,520	1,081,700
*	Overseas Shipholding Group, Inc., Class A	91,023	157,470
*	Par Pacific Holdings, Inc.	228,501	3,221,864
	Patterson-UTI Energy, Inc.	1,031,747	10,276,200
*	PBF Energy, Inc., Class A	534,119	8,460,445
	PDC Energy, Inc.	190,429	11,286,727
*	Peabody Energy Corp.	556,584	6,011,107
#	PHX Minerals, Inc.	36,733	87,425
*	ProPetro Holding Corp.	303,366	3,188,377
*	Range Resources Corp.	938,331	18,062,872
*	Ranger Oil Corp., Class A	70,176	2,176,158
#*	Renewable Energy Group, Inc.	217,045	8,738,232
*	REX American Resources Corp.	51,554	4,971,352
#*	Ring Energy, Inc.	18,458	46,514
#*	RPC, Inc.	301,195	1,780,062
*	SandRidge Energy, Inc.	47,791	549,596
#	Scorpio Tankers, Inc.	253,488	3,449,972
#*	SEACOR Marine Holdings, Inc.	7,654	32,070
*	Select Energy Services, Inc., Class A	145,962	973,567
	SFL Corp. Ltd.	396,357	3,250,127
*	SilverBow Resources, Inc.	36,494	849,945
	SM Energy Co.	554,197	18,183,204
#*	Smart Sand, Inc.	6,860	13,446
	Solaris Oilfield Infrastructure, Inc., Class A	17,112	131,934
*	Talos Energy, Inc.	184,322	1,961,186
*	TechnipFMC PLC	980,476	6,363,289
#*	Teekay Tankers Ltd., Class A	100,494	1,072,271
#*	Tellurian, Inc.	1,723,758	4,326,633
*	TETRA Technologies, Inc.	274,255	803,567
*	Tidewater, Inc.	53,995	766,189
#*	Transocean Ltd.	1,426,067	4,492,111
*	U.S. Silica Holdings, Inc.	170,420	1,627,511
#*	Uranium Energy Corp.	127,024	331,533
*	VAALCO Energy, Inc.	83,071	407,879
#*	Vertex Energy, Inc.	7,212	29,786
*	Weatherford International PLC	78,638	2,359,140
*	Whiting Petroleum Corp.	132,356	9,827,433
	World Fuel Services Corp.	322,761	9,105,088
TOTAL ENERGY			415,624,741
FINANCIALS — (23.0%)
	1st Source Corp.	198,015	9,876,988
	ACNB Corp.	27,050	876,150
*	Affinity Bancshares, Inc.	847	13,222
	Alerus Financial Corp.	11,638	329,763
	Allegiance Bancshares, Inc.	136,307	6,001,597
	Amalgamated Financial Corp.	8,941	152,086
	A-Mark Precious Metals, Inc.	62,727	3,882,801
*	Ambac Financial Group, Inc.	54,266	768,949
	Amerant Bancorp, Inc.	26,162	889,508
	American Equity Investment Life Holding Co.	330,753	13,607,178
	American National Bankshares, Inc.	62,281	2,354,222
	American National Group, Inc.	7,485	1,413,093
	Ameris Bancorp	290,071	14,303,401
	AMERISAFE, Inc.	147,059	7,723,539
	AmeriServ Financial, Inc.	129,505	555,576
	Ames National Corp.	1,809	44,013

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings Ltd.	122,847	$6,975,253
	Arrow Financial Corp.	151,621	5,364,351
*	AssetMark Financial Holdings, Inc.	70,902	1,700,939
	Associated Banc-Corp.	463,273	11,072,225
#	Associated Capital Group, Inc., Class A	13,343	599,101
	Assured Guaranty Ltd.	82,902	4,417,848
#	Atlantic American Corp.	7,131	18,255
*	Atlantic Capital Bancshares, Inc.	157,996	4,758,840
	Atlantic Union Bankshares Corp.	159,031	6,475,742
#*	Atlanticus Holdings Corp.	115,004	7,395,907
	Auburn National BanCorp, Inc.	12,735	429,679
*	Axos Financial, Inc.	277,383	14,285,224
#	B. Riley Financial, Inc.	27,603	1,699,517
	Banc of California, Inc.	499,092	9,642,457
	BancFirst Corp.	239,834	17,975,558
*	Bancorp, Inc.	517,212	15,423,262
	Bank First Corp.	1,424	99,666
	Bank of Hawaii Corp.	60,770	5,230,474
	Bank of Marin Bancorp	90,829	3,387,013
	Bank of NT Butterfield & Son Ltd.	211,706	7,759,025
	Bank of Princeton	400	12,136
	BankFinancial Corp.	72,297	779,362
	BankUnited, Inc.	3,874	161,740
	Bankwell Financial Group, Inc.	35,557	1,202,893
	Banner Corp.	263,148	16,344,122
	Bar Harbor Bankshares	93,972	2,869,905
*	Baycom Corp.	30,995	644,696
	BCB Bancorp, Inc.	85,668	1,456,356
	Berkshire Hills Bancorp, Inc.	249,007	7,368,117
	BGC Partners, Inc., Class A	295,492	1,246,976
*	Blucora, Inc.	277,010	4,493,102
	Blue Ridge Bankshares, Inc.	3,218	58,696
*	Bridgewater Bancshares, Inc.	28,074	499,436
	BrightSphere Investment Group, Inc.	291,671	6,294,260
*	Broadway Financial Corp.	4,000	7,600
	Brookline Bancorp, Inc.	638,828	10,923,959
	Business First Bancshares, Inc.	14,507	398,217
	Byline Bancorp, Inc.	104,475	2,716,350
	C&F Financial Corp.	18,341	938,509
	Cadence Bank	296,758	9,249,947
»	California First Leasing Corp.	33,262	595,556
	Cambridge Bancorp	7,263	650,329
	Camden National Corp.	127,571	6,335,176
*	Cannae Holdings, Inc.	109,346	3,266,165
	Capital Bancorp, Inc.	6,351	164,110
	Capital City Bank Group, Inc.	80,458	2,225,468
	Capitol Federal Financial, Inc.	826,856	9,202,907
	Capstar Financial Holdings, Inc.	83,127	1,783,074
*	Carter Bankshares, Inc.	5,346	82,275
*	Carver Bancorp, Inc.	15,533	110,129
	Cathay General Bancorp	174,604	7,885,117
	CBTX, Inc.	33,165	976,046
*»	CCUR Holdings, Inc.	11	66,000
	Central Pacific Financial Corp.	195,459	5,687,857
	Central Valley Community Bancorp	66,253	1,484,067
	Chemung Financial Corp.	9,058	415,128
	Citizens & Northern Corp.	73,022	1,834,313
	Citizens Community Bancorp, Inc.	6,800	98,192
	Citizens Holding Co.	7,830	141,253

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Citizens, Inc.	341,242	$1,620,899
#	City Holding Co.	117,002	9,384,730
	Civista Bancshares, Inc.	77,746	1,874,456
	CNB Financial Corp.	83,438	2,228,629
*	Coastal Financial Corp.	5,804	281,030
	Codorus Valley Bancorp, Inc.	40,970	888,230
	Cohen & Steers, Inc.	46,119	3,852,320
	Colony Bankcorp, Inc.	49,732	837,984
	Columbia Banking System, Inc.	181,632	6,315,345
*	Columbia Financial, Inc.	219,605	4,649,038
	Community Trust Bancorp, Inc.	161,814	7,150,561
	Community West Bancshares	19,964	278,298
	ConnectOne Bancorp, Inc.	274,939	8,800,797
*	Consumer Portfolio Services, Inc.	124,706	1,477,766
#	Cowen, Inc., Class A	89,682	2,841,126
	Crawford & Co., Class A	280,111	2,131,645
	Crawford & Co., Class B	152,560	1,154,879
*	CrossFirst Bankshares, Inc.	59,150	914,459
#	Curo Group Holdings Corp.	37,796	541,617
*	Customers Bancorp, Inc.	162,931	9,498,877
	CVB Financial Corp.	185,227	4,080,551
	Diamond Hill Investment Group, Inc.	13,214	2,467,714
	Dime Community Bancshares, Inc.	373,533	13,058,714
	Donegal Group, Inc., Class A	159,445	2,288,036
	Donegal Group, Inc., Class B	34,951	479,178
*	Donnelley Financial Solutions, Inc.	155,898	5,802,524
	Eagle Bancorp Montana, Inc.	578	13,178
	Eagle Bancorp, Inc.	200,249	12,008,933
#*	eHealth, Inc.	124,300	2,715,955
#*	Elevate Credit, Inc.	144,958	426,177
	Employers Holdings, Inc.	226,428	8,853,335
#*	Encore Capital Group, Inc.	238,170	15,361,965
*	Enova International, Inc.	275,497	11,097,019
	Enterprise Bancorp, Inc.	56,131	2,396,232
	Enterprise Financial Services Corp.	214,385	10,620,633
	Equity Bancshares, Inc., Class A	74,389	2,384,911
*	Esquire Financial Holdings, Inc.	2,488	85,761
	ESSA Bancorp, Inc.	58,904	1,039,656
	Evans Bancorp, Inc.	27,164	1,156,643
#*	EZCORP, Inc., Class A	177,507	1,059,717
	Farmers & Merchants Bancorp, Inc.	500	15,795
	Farmers National Banc Corp.	155,135	2,707,106
	FB Financial Corp.	268,027	11,932,562
	Federal Agricultural Mortgage Corp., Class A	4,200	477,729
	Federal Agricultural Mortgage Corp., Class C	80,626	9,820,247
	Federated Hermes, Inc.	238,686	7,902,893
*	FedNat Holding Co.	16,780	22,821
	Financial Institutions, Inc.	129,897	4,187,879
	First BanCorp	1,576,127	22,932,648
	First BanCorp	253,916	11,149,452
	First Bancorp, Inc.	79,876	2,567,215
	First Bancshares, Inc.	80,550	2,905,438
	First Bank	86,343	1,264,925
	First Busey Corp.	341,729	9,527,405
	First Business Financial Services, Inc.	48,367	1,629,001
	First Capital, Inc.	350	13,913
	First Commonwealth Financial Corp.	738,487	12,229,345
	First Community Bankshares, Inc.	125,517	3,917,386
	First Community Corp.	23,267	491,864

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	367,684	$9,269,314
	First Financial Corp.	94,219	4,229,491
	First Financial Northwest, Inc.	64,786	1,076,095
	First Foundation, Inc.	298,195	7,797,799
	First Hawaiian, Inc.	153,857	4,361,846
	First Internet Bancorp	44,763	2,249,788
#	First Interstate BancSystem, Inc., Class A	135,524	4,980,507
	First Merchants Corp.	360,232	15,284,644
	First Mid Bancshares, Inc.	71,802	2,954,652
	First Midwest Bancorp, Inc.	530,125	11,010,696
	First Northwest Bancorp	55,108	1,228,357
	First of Long Island Corp.	105,257	2,306,181
	First Savings Financial Group, Inc.	474	12,485
	First United Corp.	36,939	736,194
	FirstCash Holdings, Inc.	63,141	4,400,928
	Flagstar Bancorp, Inc.	380,335	17,210,159
#*	FlexShopper, Inc.	12,203	22,331
	Flushing Financial Corp.	247,058	5,833,039
	FNB Corp.	311,463	4,024,099
	FS Bancorp, Inc.	42,376	1,407,731
	Fulton Financial Corp.	488,985	8,777,281
*	FVCBankcorp, Inc.	893	18,039
	GAMCO Investors, Inc., Class A	70,755	1,592,695
*	Genworth Financial, Inc., Class A	2,085,115	8,131,948
	German American Bancorp, Inc.	157,885	6,252,246
#	Glen Burnie Bancorp	1,500	18,060
	Global Indemnity Group LLC, Class A	73,324	1,907,890
	Great Southern Bancorp, Inc.	122,598	7,274,965
	Great Western Bancorp, Inc.	274,342	8,471,681
*	Green Dot Corp., Class A	199,087	6,313,049
	Greenhill & Co., Inc.	59,597	994,078
*	Greenlight Capital Re Ltd., Class A	50,825	367,973
	Guaranty Bancshares, Inc.	23,764	844,573
	Guaranty Federal Bancshares, Inc.	18,978	618,683
*	Hallmark Financial Services, Inc.	39,579	168,607
	Hanmi Financial Corp.	275,808	7,413,719
	HarborOne Bancorp, Inc.	259,956	3,691,375
	Hawthorn Bancshares, Inc.	15,889	405,170
	HBT Financial, Inc.	9,148	170,244
	HCI Group, Inc.	100,407	6,814,623
	Heartland Financial USA, Inc.	216,731	11,276,514
	Heritage Commerce Corp.	271,686	3,385,208
	Heritage Financial Corp.	216,683	5,256,730
	Heritage Insurance Holdings, Inc.	37,773	235,326
	Hingham Institution For Savings	14,873	5,768,196
*	HMN Financial, Inc.	34,787	843,585
	Home Bancorp, Inc.	39,086	1,518,491
	Home BancShares, Inc.	26,707	629,217
	HomeStreet, Inc.	184,133	8,976,484
	HomeTrust Bancshares, Inc.	60,854	1,894,385
	Hope Bancorp, Inc.	838,666	14,047,655
	Horace Mann Educators Corp.	308,547	11,727,871
	Horizon Bancorp, Inc.	292,787	6,245,147
#	Independence Holding Co.	35,187	2,003,900
	Independent Bank Corp.	232,083	19,576,201
	Independent Bank Corp.	29,683	726,640
	Independent Bank Group, Inc.	175,209	13,301,867
	International Bancshares Corp.	173,647	7,298,383
	Investar Holding Corp.	5,177	99,502

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	681,391	$11,120,301
	Investors Title Co.	20,940	4,187,791
	James River Group Holdings Ltd.	137,903	3,905,413
	Kearny Financial Corp.	708,351	9,166,062
	Kentucky First Federal Bancorp	40,640	306,832
	Kingstone Cos., Inc.	46,008	249,363
	Lake Shore Bancorp, Inc.	4,212	62,169
	Lakeland Bancorp, Inc.	441,948	8,366,076
#	Lakeland Financial Corp.	188,433	15,061,450
	Landmark Bancorp, Inc.	23,428	667,698
	LCNB Corp.	35,024	702,231
*	LendingClub Corp.	460,343	8,636,035
*	LendingTree, Inc.	905	110,265
	Level One Bancorp, Inc.	3,189	126,348
	Live Oak Bancshares, Inc.	168,765	9,933,508
	Luther Burbank Corp.	74,229	952,358
	Macatawa Bank Corp.	228,743	2,067,837
	Magyar Bancorp, Inc.	23,139	277,437
#*	Maiden Holdings Ltd.	568,976	1,587,443
*	Malvern Bancorp, Inc.	15,250	235,765
	Manning & Napier, Inc.	21,420	175,430
*	MBIA, Inc.	473,357	6,470,790
	Mercantile Bank Corp.	122,081	4,696,456
	Merchants Bancorp	69,967	2,039,538
	Mercury General Corp.	118,498	6,477,101
	Meridian Corp.	858	30,245
	Meta Financial Group, Inc.	287,658	17,104,145
#	Metrocity Bankshares, Inc.	13,585	350,357
*	Metropolitan Bank Holding Corp.	24,651	2,465,100
	Mid Penn Bancorp, Inc.	17,110	510,734
#	Middlefield Banc Corp.	1,832	46,853
	Midland States Bancorp, Inc.	85,170	2,458,858
	MidWestOne Financial Group, Inc.	70,913	2,264,252
*	Mr Cooper Group, Inc.	330,062	13,251,989
	MVB Financial Corp.	20,401	816,448
	National Bank Holdings Corp., Class A	248,513	11,282,490
	National Bankshares, Inc.	1,305	46,902
#	National Security Group, Inc.	14,003	221,948
	National Western Life Group, Inc., Class A	21,761	4,654,025
	Navient Corp.	409,227	7,132,827
	NBT Bancorp, Inc.	322,073	12,457,784
	Nelnet, Inc., Class A	57,013	5,047,361
*	NI Holdings, Inc.	25,146	485,318
*	Nicholas Financial, Inc.	57,620	619,415
*	Nicolet Bankshares, Inc.	58,133	5,411,601
*	NMI Holdings, Inc., Class A	613,020	15,166,115
	Northeast Bank	41,747	1,524,600
	Northfield Bancorp, Inc.	388,427	6,121,610
	Northrim BanCorp, Inc.	50,162	2,204,118
	Northwest Bancshares, Inc.	925,551	13,059,525
	Norwood Financial Corp.	20,656	574,237
	OceanFirst Financial Corp.	301,073	6,834,357
*	Ocwen Financial Corp.	22,583	828,344
	OFG Bancorp	404,726	11,198,768
	Ohio Valley Banc Corp.	17,238	508,521
	Old National Bancorp	422,483	7,744,113
	Old Second Bancorp, Inc.	91,321	1,226,441
*	Oportun Financial Corp.	18,132	326,557
	Oppenheimer Holdings, Inc., Class A	63,221	2,679,938

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	OptimumBank Holdings, Inc.	3,264	$13,089
	Origin Bancorp, Inc.	47,365	2,023,433
	Orrstown Financial Services, Inc.	40,386	999,553
*	Oxbridge Re Holdings Ltd.	3,300	17,457
	Pacific Premier Bancorp, Inc.	458,210	17,526,532
*	Palomar Holdings, Inc.	58,291	3,074,850
#	Park National Corp.	62,879	8,517,589
	Parke Bancorp, Inc.	32,134	778,285
	Pathfinder Bancorp, Inc.	100	1,719
#	PCB Bancorp	642	14,439
	PCSB Financial Corp.	67,548	1,261,797
	Peapack-Gladstone Financial Corp.	152,335	5,612,021
	Penns Woods Bancorp, Inc.	54,091	1,324,148
	Peoples Bancorp of North Carolina, Inc.	19,604	558,714
	Peoples Bancorp, Inc.	201,131	6,667,493
	Peoples Financial Services Corp.	734	37,236
	Piper Sandler Cos.	134,207	20,697,404
	PJT Partners, Inc., Class A	57,749	4,003,161
*	PRA Group, Inc.	336,231	15,634,741
	Preferred Bank	133,662	10,433,656
	Premier Financial Corp.	302,496	9,029,506
	Primis Financial Corp.	123,198	1,830,722
	ProAssurance Corp.	56,410	1,351,584
*	Professional Holding Corp., Class A	2,471	50,038
*	PROG Holdings, Inc.	131,576	5,238,041
	Provident Bancorp, Inc.	3,304	59,736
	Provident Financial Holdings, Inc.	70,956	1,194,189
	Provident Financial Services, Inc.	426,081	10,298,378
	Prudential Bancorp, Inc.	39,800	557,200
	Pzena Investment Management, Inc., Class A	109,807	1,113,443
	QCR Holdings, Inc.	95,248	5,432,946
	Randolph Bancorp, Inc.	3,714	92,386
	RBB Bancorp	28,492	768,999
	Regional Management Corp.	88,592	4,496,930
#	Renasant Corp.	345,294	12,699,913
	Republic Bancorp, Inc., Class A	172,853	8,473,254
#*	Republic First Bancorp, Inc.	64,468	277,212
	Riverview Bancorp, Inc.	113,459	856,615
	S&T Bancorp, Inc.	243,419	7,499,739
*	Safeguard Scientifics, Inc.	79,112	504,735
	Safety Insurance Group, Inc.	116,851	9,620,343
	Salisbury Bancorp, Inc.	9,115	506,247
	Sandy Spring Bancorp, Inc.	292,273	13,827,436
	SB Financial Group, Inc.	6,903	133,015
	Seacoast Banking Corp. of Florida	343,757	12,547,130
*	Security National Financial Corp., Class A	51,535	480,822
#	ServisFirst Bancshares, Inc.	203,569	17,276,901
#	Shore Bancshares, Inc.	61,648	1,216,932
	Sierra Bancorp	57,083	1,514,412
	Silvercrest Asset Management Group, Inc., Class A	17,151	288,137
	Simmons First National Corp., Class A	215,018	6,149,515
*	SiriusPoint Ltd.	483,670	4,096,685
	SmartFinancial, Inc.	58,832	1,577,286
	Sound Financial Bancorp, Inc.	300	13,119
	South Plains Financial, Inc.	4,300	124,399
*	Southern First Bancshares, Inc.	43,830	2,568,438
	Southern Missouri Bancorp, Inc.	42,038	2,324,701
	Southside Bancshares, Inc.	254,034	10,644,025
	Spirit of Texas Bancshares, Inc.	23,329	649,479

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	State Auto Financial Corp.	202,209	$10,454,205
*	Sterling Bancorp, Inc.	19,811	117,875
	Stewart Information Services Corp.	204,051	14,575,363
	Stock Yards Bancorp, Inc.	194,594	11,593,911
*	StoneX Group, Inc.	151,167	9,918,067
	Summit Financial Group, Inc.	53,127	1,483,306
	Summit State Bank	2,285	36,880
	Territorial Bancorp, Inc.	55,755	1,379,379
*	Texas Capital Bancshares, Inc.	60,793	3,811,721
	Timberland Bancorp, Inc.	71,416	1,983,936
	Tiptree, Inc.	258,075	3,197,549
#	Tompkins Financial Corp.	110,044	8,755,101
	Towne Bank	280,287	8,795,406
	TriCo Bancshares	226,614	9,850,911
*	TriState Capital Holdings, Inc.	209,207	6,608,849
*	Triumph Bancorp, Inc.	200,880	17,572,982
#*	Trupanion, Inc.	15,944	1,518,666
	TrustCo Bank Corp. NY	105,799	3,586,586
	Trustmark Corp.	421,873	13,744,622
#	U.S. Global Investors, Inc., Class A	32,220	173,988
*	Unico American Corp.	95,372	276,579
	Union Bankshares, Inc.	14,917	463,173
#	United Bancorp, Inc.	2,991	51,445
	United Bancshares, Inc.	8,372	254,593
	United Community Banks, Inc.	241,683	8,553,161
	United Fire Group, Inc.	180,861	4,510,673
	United Insurance Holdings Corp.	53,750	217,150
	United Security Bancshares	51,517	421,924
	Unity Bancorp, Inc.	56,000	1,665,440
	Universal Insurance Holdings, Inc.	283,142	4,881,368
	Univest Financial Corp.	228,970	6,898,866
#	Value Line, Inc.	60,790	3,585,394
	Veritex Holdings, Inc.	195,947	7,867,272
#	Victory Capital Holdings, Inc., Class A	20,372	665,553
	Virtus Investment Partners, Inc.	58,936	15,422,372
	Walker & Dunlop, Inc.	188,079	24,903,540
	Washington Federal, Inc.	286,856	10,045,697
	Washington Trust Bancorp, Inc.	148,405	8,470,957
	Waterstone Financial, Inc.	215,200	4,394,384
	WesBanco, Inc.	421,523	14,959,851
	West BanCorp, Inc.	111,358	3,287,288
	Westamerica BanCorp	118,031	6,855,240
	Western New England Bancorp, Inc.	192,033	1,743,660
	Westwood Holdings Group, Inc.	38,833	741,710
	White Mountains Insurance Group Ltd.	4,364	4,542,749
#	WisdomTree Investments, Inc.	312,772	1,754,651
#*	World Acceptance Corp.	63,898	12,075,444
	WSFS Financial Corp.	473,204	24,786,426
	WVS Financial Corp.	12,581	194,376
TOTAL FINANCIALS			1,667,911,379
HEALTH CARE — (10.1%)
#*	2seventy bio, Inc.	22,455	419,235
#*	Accuray, Inc.	442,798	1,616,213
#»††	Achillion Pharmaceuticals, Inc.	895,529	1,298,517
*	Acorda Therapeutics, Inc.	4,067	7,524
#*	Actinium Pharmaceuticals, Inc.	2,320	12,551
*	Addus HomeCare Corp.	116,046	9,263,952
#*	Adial Pharmaceuticals, Inc.	11,698	24,449

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Adverum Biotechnologies, Inc.	88,108	$145,378
*	Aeglea BioTherapeutics, Inc.	109,922	472,665
*	Aethlon Medical, Inc.	7,039	10,418
#*	Agios Pharmaceuticals, Inc.	210,704	6,508,647
*	AIM ImmunoTech, Inc.	32,929	27,555
*	Akebia Therapeutics, Inc.	543,803	1,082,168
#*	Akero Therapeutics, Inc.	92,228	1,615,835
#*	Akouos, Inc.	8,019	51,883
#*	Albireo Pharma, Inc.	57,222	1,630,255
*	Aldeyra Therapeutics, Inc.	10,958	40,216
#*	Alector, Inc.	58,677	930,617
*	AlerisLife, Inc.	21,701	63,801
#*	Alkermes PLC	49,704	1,267,452
*	Allied Healthcare Products, Inc.	15,962	57,144
#*	Allogene Therapeutics, Inc.	295,944	3,388,559
#*	Allovir, Inc.	30,276	247,052
*	Allscripts Healthcare Solutions, Inc.	1,011,644	20,455,442
#*	Alpine Immune Sciences, Inc.	3,775	32,088
#*	Altimmune, Inc.	1,179	9,515
*	American Shared Hospital Services	5,689	12,402
#*	Amneal Pharmaceuticals, Inc.	366,740	1,624,658
*	Amphastar Pharmaceuticals, Inc.	351,247	8,110,293
*	AnaptysBio, Inc.	111,936	3,578,594
#*	AngioDynamics, Inc.	287,767	6,224,400
#*	ANI Pharmaceuticals, Inc.	42,636	1,723,347
*	Anika Therapeutics, Inc.	130,184	4,139,851
*	Annexon, Inc.	1,733	12,998
#*	Antares Pharma, Inc.	482,792	1,627,009
#*	Apollo Medical Holdings, Inc.	55,194	2,841,387
*	Applied DNA Sciences, Inc.	36,140	119,262
#*	Applied Genetic Technologies Corp.	27,353	53,338
*	Aptinyx, Inc.	969	3,101
*	Apyx Medical Corp.	56,046	644,529
*»	Aquamed Technologies, Inc.	1,490	0
#*	ARCA biopharma, Inc.	32,400	61,236
*	Arcturus Therapeutics Holdings, Inc.	94,964	2,481,409
#*	Arcus Biosciences, Inc.	29,515	909,062
#*	Arcutis Biotherapeutics, Inc.	17,333	261,902
*	Arena Pharmaceuticals, Inc.	29,682	2,730,150
#*	Artivion, Inc.	319,199	5,681,742
#*	Assembly Biosciences, Inc.	16,180	30,095
#*	Atara Biotherapeutics, Inc.	332,851	5,112,591
#*	Athira Pharma, Inc.	18,380	189,314
*	AtriCure, Inc.	192,113	12,610,297
	Atrion Corp.	13,689	8,287,457
*	aTyr Pharma, Inc.	43,353	246,679
*	Avanos Medical, Inc.	212,961	6,444,200
#*	AVEO Pharmaceuticals, Inc.	1,436	5,198
#*	Avid Bioservices, Inc.	212,332	4,006,705
#*	Avidity Biosciences, Inc.	112,762	1,874,104
#*	AxoGen, Inc.	34,685	302,106
#*	Axonics, Inc.	178,892	8,484,848
#*	Beyond Air, Inc.	5,015	34,553
*	Biocept, Inc.	17,586	49,241
*	BioDelivery Sciences International, Inc.	213,178	780,231
#*	BioLife Solutions, Inc.	17,414	519,634
*	Bioventus, Inc., Class A	235	3,062
#*	Bioxcel Therapeutics, Inc.	37,275	629,947
#*	Bluebird Bio, Inc.	154,331	1,217,672

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Brookdale Senior Living, Inc.	952,778	$5,040,196
*	Cabaletta Bio, Inc.	8,500	25,670
*	Capricor Therapeutics, Inc.	17,582	62,768
#*	Cara Therapeutics, Inc.	154,565	1,789,863
*	Cardiovascular Systems, Inc.	64,345	1,130,542
#*	CareCloud, Inc.	31,092	179,712
#*	CareDx, Inc.	46,439	1,941,150
#*	Castle Biosciences, Inc.	21,383	924,815
*	Catalyst Biosciences, Inc.	2,406	1,395
*	Catalyst Pharmaceuticals, Inc.	469,597	2,704,879
*	Celldex Therapeutics, Inc.	167,518	5,194,733
*	CEL-SCI Corp.	11,611	70,130
*	Champions Oncology, Inc.	13,732	107,796
#*	Checkpoint Therapeutics, Inc.	11,200	28,336
*	ChemoCentryx, Inc.	2,213	59,508
#*	Chimerix, Inc.	200,738	1,146,214
#*	Chinook Therapeutics, Inc.	98,788	1,274,365
*	Codexis, Inc.	270,747	5,550,313
*	Cogent Biosciences, Inc.	13,994	105,795
#*	Collegium Pharmaceutical, Inc.	154,252	2,753,398
*	Community Health Systems, Inc.	626,290	7,947,620
*	Computer Programs & Systems, Inc.	70,559	1,998,231
*	Concert Pharmaceuticals, Inc.	63,615	192,753
	CONMED Corp.	11,687	1,607,897
#»††	Contra Aduro Biotech I	3,260	5,901
»††	Contra Pfenex, Inc.	44,546	33,410
#*	ContraFect Corp.	18,726	52,620
*	Corcept Therapeutics, Inc.	481,310	9,034,189
#*	CorMedix, Inc.	9,406	39,787
#*	Cortexyme, Inc.	607	3,691
*	CorVel Corp.	185,259	32,627,815
*	Corvus Pharmaceuticals, Inc.	73,515	132,327
#*	Covetrus, Inc.	12,620	228,043
#*	Crinetics Pharmaceuticals, Inc.	98,452	1,859,758
*	Cross Country Healthcare, Inc.	296,441	6,376,446
#*	Cue Biopharma, Inc.	231,782	1,712,869
*	Cumberland Pharmaceuticals, Inc.	129,892	436,437
#*»	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	107,521	3,914,840
#*	Cyclerion Therapeutics, Inc.	8,949	11,813
#*	Cymabay Therapeutics, Inc.	89,393	266,391
*	CytomX Therapeutics, Inc.	172,634	794,116
#*	CytoSorbents Corp.	15,124	56,261
#*	Deciphera Pharmaceuticals, Inc.	45,692	385,184
#*	DiaMedica Therapeutics, Inc.	7,924	20,523
#*	Dyne Therapeutics, Inc.	11,510	85,404
*	Eagle Pharmaceuticals, Inc.	59,201	2,719,694
#*	Edesa Biotech, Inc.	9,189	38,042
*	Editas Medicine, Inc.	298,806	5,689,266
#*	Eiger BioPharmaceuticals, Inc.	46,131	199,286
#*»	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	29,889	387,063
#*	Emergent BioSolutions, Inc.	5,089	238,165
*	Enanta Pharmaceuticals, Inc.	93,875	5,578,052
#*	Endo International PLC	776,917	2,478,365
#*	Enzo Biochem, Inc.	172,765	556,303
#*	Evolent Health, Inc., Class A	526,630	12,486,397
#*	Evolus, Inc.	3,709	27,521
*	Exagen, Inc.	3,216	31,613

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	EyePoint Pharmaceuticals, Inc.	24,502	$229,584
*	FibroGen, Inc.	76,461	1,153,796
#*	Fluidigm Corp.	146,889	480,327
*	FONAR Corp.	19,608	304,512
#*	Forma Therapeutics Holdings, Inc.	3,754	44,447
#*	Fulcrum Therapeutics, Inc.	91,278	1,109,940
#*	G1 Therapeutics, Inc.	2,834	28,567
#*	Generation Bio Co.	48,870	317,655
#*	GeoVax Labs, Inc.	16,911	40,925
#*	Global Blood Therapeutics, Inc.	108,082	3,118,166
#*	Gritstone bio, Inc.	27,961	152,667
*	Haemonetics Corp.	17,084	826,011
*	Hanger, Inc.	126,834	2,299,500
#*	Harmony Biosciences Holdings, Inc.	52,250	1,873,685
#*	Harrow Health, Inc.	44,916	336,870
*	Harvard Bioscience, Inc.	241,609	1,406,164
#*	Health Catalyst, Inc.	199,928	5,967,851
*	HealthStream, Inc.	263,522	6,416,761
#*	Heska Corp.	58,019	7,982,254
#*	Homology Medicines, Inc.	11,932	44,387
*	Ideaya Biosciences, Inc.	108,443	1,796,901
#*	IGM Biosciences, Inc.	15,962	282,527
*	Immunic, Inc.	2,313	27,270
#*	Immunovant, Inc.	167,729	1,172,426
*	InfuSystem Holdings, Inc.	62,979	950,983
#*	Inmune Bio, Inc.	10,352	104,452
#*	Innoviva, Inc.	372,763	5,975,391
*	Inogen, Inc.	15,116	449,399
#*	Inotiv, Inc.	14,378	459,952
*	Integer Holdings Corp.	149,466	11,719,629
*	IntriCon Corp.	61,605	901,281
#*	Invacare Corp.	243,511	547,900
#*	Iovance Biotherapeutics, Inc.	65,915	1,097,485
*	iRadimed Corp.	17,099	680,882
#*	iRhythm Technologies, Inc.	3,722	464,617
*	IRIDEX Corp.	61,927	326,975
*	Ironwood Pharmaceuticals, Inc.	721,491	8,044,625
*	iTeos Therapeutics, Inc.	13,043	477,635
*	IVERIC bio, Inc.	235,727	3,286,034
*	Joint Corp.	49,057	2,651,040
*	Jounce Therapeutics, Inc.	132,715	992,708
#*	KalVista Pharmaceuticals, Inc.	9,628	121,505
*	Karuna Therapeutics, Inc.	2,014	223,675
*	Kewaunee Scientific Corp.	26,379	386,452
*	Kezar Life Sciences, Inc.	64,156	845,576
#*	Kiniksa Pharmaceuticals Ltd., Class A	60,743	682,144
#*	Krystal Biotech, Inc.	69,471	4,098,789
#*	Kura Oncology, Inc.	212,288	2,991,138
*	Kymera Therapeutics, Inc.	38,063	1,598,646
*	Lantheus Holdings, Inc.	305,585	7,764,915
*	Larimar Therapeutics, Inc.	5,601	54,330
	LeMaitre Vascular, Inc.	171,467	7,254,769
#*	LENSAR, Inc.	81,309	484,602
*	Lexicon Pharmaceuticals, Inc.	245,960	779,693
*	Ligand Pharmaceuticals, Inc.	75,375	9,393,986
#*	Liquidia Corp.	20,267	114,711
#*	MacroGenics, Inc.	267,627	3,305,193
*	Madrigal Pharmaceuticals, Inc.	65,580	3,776,096
*»	MedCath Corp.	92,602	0

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MEDNAX, Inc.	432,991	$10,586,630
*	MEI Pharma, Inc.	9,427	18,194
#*	MeiraGTx Holdings PLC	96,074	1,440,149
*	Meridian Bioscience, Inc.	251,752	5,249,029
*	Merit Medical Systems, Inc.	54,441	3,018,753
#*	Merrimack Pharmaceuticals, Inc.	148,849	771,038
#*	Mersana Therapeutics, Inc.	8,714	41,566
#	Mesa Laboratories, Inc.	20,465	5,818,813
*	Microbot Medical, Inc.	32,120	189,187
*	ModivCare, Inc.	115,462	13,385,510
#*	Molecular Templates, Inc.	10,103	31,117
#*	Morphic Holding, Inc.	134,039	5,687,275
#*	Mustang Bio, Inc.	12,132	14,316
*	Myriad Genetics, Inc.	360,811	9,485,721
#*	NanoString Technologies, Inc.	9,765	339,041
#*	NanoViricides, Inc.	2,420	5,735
	National HealthCare Corp.	108,099	7,069,675
	National Research Corp.	222,620	9,260,992
*	Natus Medical, Inc.	279,283	6,434,680
#*	Nektar Therapeutics	418,473	4,653,420
#*	NeuroMetrix, Inc.	18,167	83,932
*	NextCure, Inc.	41,449	230,871
*	NextGen Healthcare, Inc.	458,872	8,860,818
*	NGM Biopharmaceuticals, Inc.	209,837	3,317,523
*	Nurix Therapeutics, Inc.	101,342	1,886,988
*	NuVasive, Inc.	221,770	11,534,258
*	Opiant Pharmaceuticals, Inc.	12,946	323,521
#*	OPKO Health, Inc.	147,045	460,251
#*	OptimizeRx Corp.	67,248	3,021,453
#*	OraSure Technologies, Inc.	545,497	4,827,648
#*	Organogenesis Holdings, Inc.	23,966	184,299
*	Orthofix Medical, Inc.	31,976	972,070
#*	OrthoPediatrics Corp.	84,412	3,991,843
#*	Otonomy, Inc.	41,456	83,327
	Owens & Minor, Inc.	532,916	22,430,434
#*	Oyster Point Pharma, Inc.	1,932	23,165
*	Pacira BioSciences, Inc.	138,846	8,715,363
	Patterson Cos., Inc.	439,500	12,609,255
#*»††	PDL BioPharma, Inc.	616,320	2,113,978
#*	PDS Biotechnology Corp.	11,157	66,496
*	Pennant Group, Inc.	236,375	3,928,552
#*	Personalis, Inc.	7,836	89,252
#*	PetIQ, Inc.	48,803	997,533
#*	Phathom Pharmaceuticals, Inc.	19,614	329,515
	Phibro Animal Health Corp., Class A	67,126	1,295,532
#*	Phreesia, Inc.	4,042	126,070
*	Pieris Pharmaceuticals, Inc.	11,962	43,542
#*	Poseida Therapeutics, Inc.	31,447	149,373
*	Precigen, Inc.	78,046	201,359
#*	Precipio, Inc.	43,773	55,592
*	Precision BioSciences, Inc.	76,062	362,816
*	Prestige Consumer Healthcare, Inc.	310,082	17,504,129
»††	Progenic Pharmaceuticals, Inc.	86,844	33,001
*	Protagonist Therapeutics, Inc.	209,942	6,149,201
*	Protara Therapeutics, Inc.	11,490	59,863
*	Prothena Corp. PLC	205,057	6,988,343
	Psychemedics Corp.	6,960	49,834
#*	Quanterix Corp.	77,852	2,369,815
*	RadNet, Inc.	368,398	9,486,248

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	RAPT Therapeutics, Inc.	78,645	$1,700,305
*	REGENXBIO, Inc.	154,062	4,067,237
*	Relmada Therapeutics, Inc.	15,231	280,098
#*	Repare Therapeutics, Inc.	4,166	64,281
#*	Replimune Group, Inc.	96,026	1,904,196
#*	Repro-Med Systems, Inc.	3,700	11,137
#*	Revance Therapeutics, Inc.	181	2,413
#*	REVOLUTION Medicines, Inc.	128,493	2,765,169
*	Rigel Pharmaceuticals, Inc.	363,702	931,077
*	Rocket Pharmaceuticals, Inc.	41,994	698,780
#*	Sangamo Therapeutics, Inc.	481,189	2,901,570
*	Satsuma Pharmaceuticals, Inc.	1,566	8,222
#*	Scholar Rock Holding Corp.	72,007	1,282,445
*	SeaSpine Holdings Corp.	124,631	1,493,079
#*	Semler Scientific, Inc.	12,012	908,948
*	Sensus Healthcare, Inc.	21,215	163,568
#*	Seres Therapeutics, Inc.	14,897	124,241
*	Sharps Compliance Corp.	23,384	157,842
#*	SI-BONE, Inc.	61,404	1,209,659
#*	Sierra Oncology, Inc.	15,311	413,244
#*	SIGA Technologies, Inc.	196,750	1,280,842
#	Simulations Plus, Inc.	33,730	1,434,200
*	Sio Gene Therapies, Inc.	33,948	39,719
#*	Sonida Senior Living, Inc.	7,329	218,551
*	Sonoma Pharmaceuticals, Inc.	12,506	46,147
#*	Spectrum Pharmaceuticals, Inc.	55,301	38,783
#*	Spero Therapeutics, Inc.	69,643	826,662
#*	SpringWorks Therapeutics, Inc.	35,762	1,991,228
#*	Stereotaxis, Inc.	11,453	63,106
*	Stoke Therapeutics, Inc.	22,164	420,008
#*	Strata Skin Sciences, Inc.	22,306	31,898
»	Strongbridge LLC	9,014	1,262
*	Supernus Pharmaceuticals, Inc.	251,811	7,768,369
#*	Surface Oncology, Inc.	95,508	358,155
#*	Surgery Partners, Inc.	126,123	5,381,668
*	Surmodics, Inc.	121,677	5,558,205
*	Sutro Biopharma, Inc.	103,325	1,103,511
*	Syndax Pharmaceuticals, Inc.	209,867	3,429,227
*	Synlogic, Inc.	7,086	14,810
#*	Syros Pharmaceuticals, Inc.	55,289	109,472
*	Tactile Systems Technology, Inc.	2,171	34,237
*	Taro Pharmaceutical Industries Ltd.	21,081	987,012
*	Tarsus Pharmaceuticals, Inc.	7,497	150,465
#*	Tivity Health, Inc.	176,992	4,502,676
#*	TransMedics Group, Inc.	102,101	1,620,343
*	Travere Therapeutics, Inc.	278,828	7,667,770
*	Triple-S Management Corp.	163,411	5,881,162
*	Turning Point Therapeutics, Inc.	5,758	214,370
#*»	U.S. Diagnostic, Inc.	25,100	0
#	U.S. Physical Therapy, Inc.	94,167	9,112,541
	Utah Medical Products, Inc.	46,317	4,357,040
*	Vanda Pharmaceuticals, Inc.	248,887	3,773,127
#*	Vapotherm, Inc.	16,765	271,090
#*	Varex Imaging Corp.	180,225	4,703,872
#*	Vaxart, Inc.	19,587	96,956
#*	VBI Vaccines, Inc.	41,074	69,826
*	Verastem, Inc.	536,069	820,186
#*	Vericel Corp.	210,765	7,499,019
#*	Verrica Pharmaceuticals, Inc.	1,677	13,735

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	ViewRay, Inc.	423,658	$1,842,912
#*	Viking Therapeutics, Inc.	356,290	1,321,836
*	Vocera Communications, Inc.	18,802	1,485,546
	XBiotech, Inc.	34,360	370,057
#*	Xencor, Inc.	197,746	6,796,530
*	Xenon Pharmaceuticals, Inc.	96,722	2,623,101
#*	Y-mAbs Therapeutics, Inc.	43,569	430,897
#*	Zogenix, Inc.	74,524	1,938,369
*	Zynerba Pharmaceuticals, Inc.	10,522	27,462
TOTAL HEALTH CARE			734,387,182
INDUSTRIALS — (16.9%)
	AAON, Inc.	234,990	15,098,107
*	AAR Corp.	264,917	10,668,208
	ABM Industries, Inc.	140,033	5,837,976
#*	Acacia Research Corp.	110,335	496,507
	ACCO Brands Corp.	571,277	4,650,195
	Acme United Corp.	32,984	1,088,472
*	AeroVironment, Inc.	162,080	9,225,594
*	Air Transport Services Group, Inc.	436,117	11,709,741
	Alamo Group, Inc.	91,149	12,838,337
	Albany International Corp., Class A	210,236	17,598,856
*	Allegiant Travel Co.	10,519	1,879,325
	Allied Motion Technologies, Inc.	105,295	3,774,826
*	Alta Equipment Group, Inc.	20,070	273,554
	Altra Industrial Motion Corp.	4,629	223,488
#*	Ameresco, Inc., Class A	178,251	9,021,283
#*	American Superconductor Corp.	13,663	112,037
*	American Woodmark Corp.	129,866	7,782,869
#	Apogee Enterprises, Inc.	197,436	8,815,517
	Applied Industrial Technologies, Inc.	947	92,787
	ARC Document Solutions, Inc.	5,764	18,964
	ArcBest Corp.	191,857	16,967,833
	Arcosa, Inc.	55,859	2,606,381
	Argan, Inc.	120,680	4,483,262
*	Armstrong Flooring, Inc.	18,425	35,745
*	Art's-Way Manufacturing Co., Inc.	200	700
	Astec Industries, Inc.	173,758	10,997,144
*	Astronics Corp.	115,204	1,385,904
#*	Astronics Corp., Class B	36,903	435,086
*	Atkore, Inc.	184,653	19,901,900
*	Atlas Air Worldwide Holdings, Inc.	131,296	10,547,008
	AZZ, Inc.	191,090	9,092,062
	Barnes Group, Inc.	56,796	2,565,475
	Barrett Business Services, Inc.	31,574	2,020,736
*	Beacon Roofing Supply, Inc.	287,543	15,777,484
	BGSF, Inc.	1,783	24,267
*	Blue Bird Corp.	74,575	1,156,658
*	BlueLinx Holdings, Inc.	15,075	1,079,973
	Boise Cascade Co.	282,825	19,859,971
	Brady Corp., Class A	92,892	4,822,953
*	BrightView Holdings, Inc.	109,273	1,450,053
*	Casella Waste Systems, Inc., Class A	255,452	19,409,243
*	CBIZ, Inc.	406,188	15,691,042
*	CECO Environmental Corp.	240,258	1,516,028
	Chicago Rivet & Machine Co.	17,700	464,625
*	Cimpress PLC	15,393	1,034,717
#*	CIRCOR International, Inc.	82,560	2,292,691
*	Civeo Corp.	8,900	191,973

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	173,180	$7,495,230
	Comfort Systems USA, Inc.	256,609	23,038,356
*	Commercial Vehicle Group, Inc.	82,348	637,374
	CompX International, Inc.	18,270	412,354
#*	Concrete Pumping Holdings, Inc.	22,870	187,763
*	Construction Partners, Inc., Class A	114,281	2,998,733
#*	Copa Holdings SA, Class A	37,710	3,151,802
*	Cornerstone Building Brands, Inc.	198,837	2,932,846
	Costamare, Inc.	585,541	7,694,009
*	Covenant Logistics Group, Inc.	120,677	2,621,104
*	CPI Aerostructures, Inc.	11,078	25,258
	CRA International, Inc.	82,906	7,051,984
#	CSW Industrials, Inc.	56,173	6,235,203
*	Daseke, Inc.	83,080	928,834
	Deluxe Corp.	52,195	1,571,069
*	DLH Holdings Corp.	1,212	22,737
	Douglas Dynamics, Inc.	198,169	7,239,114
*	Ducommun, Inc.	98,591	4,313,356
*	DXP Enterprises, Inc.	112,581	3,214,188
*	Dycom Industries, Inc.	62,409	5,260,455
#	Eagle Bulk Shipping, Inc.	55,889	2,504,945
	Eastern Co.	56,600	1,351,042
	Encore Wire Corp.	157,161	17,710,473
*	Energy Recovery, Inc.	185,461	3,631,326
	Enerpac Tool Group Corp.	197,358	3,522,840
	EnerSys	8,497	636,680
	Eneti, Inc.	48,140	329,278
	Ennis, Inc.	219,027	4,146,181
	EnPro Industries, Inc.	125,144	13,142,623
	ESCO Technologies, Inc.	174,924	13,955,437
	Espey Manufacturing & Electronics Corp.	35,187	459,190
#*	EVI Industries, Inc.	33,694	744,974
*	Evoqua Water Technologies Corp.	48,924	1,981,422
	Federal Signal Corp.	439,096	17,133,526
#*	Fluor Corp.	215,824	4,540,937
*	Forrester Research, Inc.	192,371	10,584,252
	Forward Air Corp.	201,154	21,382,670
*	Franklin Covey Co.	148,131	6,934,012
	Franklin Electric Co., Inc.	60,730	5,271,364
#*	FuelCell Energy, Inc.	670,454	2,842,725
	GATX Corp.	47,413	4,952,288
	Genco Shipping & Trading Ltd.	133,425	2,076,093
*	Gencor Industries, Inc.	40,657	454,545
*	Gibraltar Industries, Inc.	206,250	11,302,500
#	Global Industrial Co.	297,670	10,406,543
*	GMS, Inc.	175,470	8,980,555
#	Gorman-Rupp Co.	234,749	9,415,782
	GrafTech International Ltd.	367,376	3,850,100
	Graham Corp.	62,837	775,409
#	Granite Construction, Inc.	242,007	8,707,412
*	Great Lakes Dredge & Dock Corp.	482,545	6,606,041
#	Greenbrier Cos., Inc.	240,629	9,711,786
	Griffon Corp.	403,518	9,034,768
	H&E Equipment Services, Inc.	280,843	11,691,494
#*	Harsco Corp.	308,611	4,845,193
*	Hawaiian Holdings, Inc.	110,128	1,883,189
	Healthcare Services Group, Inc.	195,485	3,555,872
	Heartland Express, Inc.	272,763	4,080,534
	Heidrick & Struggles International, Inc.	149,469	6,542,258

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Helios Technologies, Inc.	244,713	$18,752,357
	Herc Holdings, Inc.	118,760	19,055,042
*	Heritage-Crystal Clean, Inc.	75,971	2,173,530
*	Hill International, Inc.	37,546	76,218
	Hillenbrand, Inc.	94,603	4,397,147
	HNI Corp.	62,181	2,607,871
*	Hub Group, Inc., Class A	220,852	16,722,913
*	Hudson Global, Inc.	3,934	117,548
	Hurco Cos., Inc.	57,082	1,838,611
*	Huron Consulting Group, Inc.	170,273	7,512,445
*	Huttig Building Products, Inc.	1,690	15,413
	Hyster-Yale Materials Handling, Inc.	72,812	3,268,531
	ICF International, Inc.	129,423	12,216,237
*	IES Holdings, Inc.	156,480	7,714,464
#*»	IKONICS Corp.	1,808	0
*	Innovative Solutions & Support, Inc.	137,613	937,145
	Insteel Industries, Inc.	156,860	5,934,014
	Interface, Inc.	479,869	6,363,063
*	JELD-WEN Holding, Inc.	179,997	4,247,929
	Kadant, Inc.	84,503	17,659,437
	Kaman Corp.	202,322	8,086,810
#*	KAR Auction Services, Inc.	394,148	5,604,785
	Kelly Services, Inc., Class A	268,866	4,592,231
	Kennametal, Inc.	115,524	3,993,665
	Kforce, Inc.	169,253	11,622,604
	Kimball International, Inc., Class B	308,081	3,025,355
	Korn Ferry	92,095	6,113,266
*	Kratos Defense & Security Solutions, Inc.	445,894	7,473,183
*	Lawson Products, Inc.	79,895	3,887,691
*	LB Foster Co., Class A	106,188	1,605,563
*	Limbach Holdings, Inc.	97,186	821,222
	Lindsay Corp.	81,445	10,282,431
*	LS Starrett Co., Class A	1,982	17,957
	LSI Industries, Inc.	239,767	1,783,866
	Luxfer Holdings PLC	12,149	207,505
*	Manitex International, Inc.	42,116	299,445
*	Manitowoc Co., Inc.	267,535	4,882,514
	ManTech International Corp., Class A	50,904	3,677,305
	Marten Transport Ltd.	621,259	10,368,813
*	Masonite International Corp.	32,427	3,218,055
#*	Mastech Digital, Inc.	59,786	1,058,212
*	Matrix Service Co.	202,384	1,469,308
	Matson, Inc.	225,848	22,056,316
	Matthews International Corp., Class A	151,200	5,310,144
	Maxar Technologies, Inc.	115,976	3,016,536
*	Mayville Engineering Co., Inc.	6,524	74,830
	McGrath RentCorp	184,266	14,042,912
*	Meritor, Inc.	526,014	12,124,623
#*	Mesa Air Group, Inc.	57,620	288,100
	Miller Industries, Inc.	87,308	2,747,583
	MillerKnoll, Inc.	185,448	7,162,002
*	Mistras Group, Inc.	36,068	242,377
	Moog, Inc., Class A	31,309	2,386,998
*	MRC Global, Inc.	84,642	627,197
	Mueller Industries, Inc.	90,139	4,656,581
	Mueller Water Products, Inc., Class A	826,175	10,616,349
*	MYR Group, Inc.	136,039	12,791,747
	National Presto Industries, Inc.	42,188	3,469,963
	NL Industries, Inc.	39,457	256,470

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	NN, Inc.	17,500	$66,675
*	Northwest Pipe Co.	91,196	2,587,231
*	NOW, Inc.	543,098	4,828,141
#*	NV5 Global, Inc.	65,203	6,819,582
#	Omega Flex, Inc.	92,135	13,079,485
#*	Orion Energy Systems, Inc.	2,928	9,428
*	Orion Group Holdings, Inc.	245,018	784,058
#*	P&F Industries, Inc., Class A	2,656	16,255
*	PAM Transportation Services, Inc.	81,614	5,699,106
	Park Aerospace Corp.	11,641	157,503
	Park-Ohio Holdings Corp.	102,042	2,065,330
#*	Parsons Corp.	13,273	404,163
	Patriot Transportation Holding, Inc.	31,961	261,761
#*	Performant Financial Corp.	6,197	13,571
#*	Perma-Fix Environmental Services, Inc.	1,994	11,745
*	Perma-Pipe International Holdings, Inc.	55,119	487,803
*	PGT Innovations, Inc.	440,554	8,366,120
	Pitney Bowes, Inc.	568,118	3,499,607
#	Powell Industries, Inc.	87,044	2,599,134
	Preformed Line Products Co.	51,179	3,103,495
	Primoris Services Corp.	361,141	9,288,547
#*	Proto Labs, Inc.	9,439	473,649
*	Quad/Graphics, Inc.	58,480	259,651
#	Quanex Building Products Corp.	278,645	6,071,675
*	Radiant Logistics, Inc.	150,232	932,941
#»††	Recycling Asset Holdings, Inc.	15,044	283
#*	Red Violet, Inc.	1,887	50,553
	Resources Connection, Inc.	227,515	3,965,586
	REV Group, Inc.	177,627	2,385,531
*	RR Donnelley & Sons Co.	47,666	525,279
	Rush Enterprises, Inc., Class A	282,726	14,933,587
	Rush Enterprises, Inc., Class B	135,663	6,883,541
#*	Servotronics, Inc.	24,804	327,413
	Shyft Group, Inc.	272,634	11,434,270
*	SIFCO Industries, Inc.	45,608	278,163
*	SkyWest, Inc.	123,768	4,721,749
*	SP Plus Corp.	178,296	5,024,381
#*	Spirit Airlines, Inc.	103,083	2,213,192
*	SPX Corp.	221,779	11,572,428
	SPX FLOW, Inc.	146,607	12,637,523
	Standex International Corp.	87,438	8,686,965
	Steelcase, Inc., Class A	245,036	3,023,744
*	Sterling Construction Co., Inc.	128,246	3,258,731
*	Team, Inc.	66,320	47,280
#	Tecnoglass, Inc.	54,713	1,127,088
	Tennant Co.	138,250	10,668,752
	Terex Corp.	131,544	5,488,016
#	Textainer Group Holdings Ltd.	221,872	8,160,452
*	Thermon Group Holdings, Inc.	50,583	867,498
*	Titan International, Inc.	374,549	3,651,853
*	Titan Machinery, Inc.	97,312	2,997,210
#*	TPI Composites, Inc.	127,935	1,544,175
*	Transcat, Inc.	43,942	4,170,535
#	Trinity Industries, Inc.	108,994	3,131,398
	Triton International Ltd.	7,345	443,785
*	TrueBlue, Inc.	317,053	8,433,610
*	Tutor Perini Corp.	315,264	3,751,642
#*	Twin Disc, Inc.	88,449	1,018,048
#*»	U.S. Airways Group, Inc.	5,375	0

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	U.S. Ecology, Inc.	186,158	$5,320,396
*	U.S. Xpress Enterprises, Inc., Class A	35,675	160,894
*	Ultralife Corp.	107,375	574,456
	Universal Logistics Holdings, Inc.	95,451	1,625,531
*	USA Truck, Inc.	64,005	1,207,774
*	Vectrus, Inc.	76,573	3,523,124
*	Veritiv Corp.	173,696	16,167,624
*	Viad Corp.	57,878	2,180,264
*	Vidler Water Resouces, Inc.	89,818	1,057,158
*	Virco Mfg. Corp.	133,476	400,428
	VSE Corp.	69,676	3,593,888
#	Wabash National Corp.	457,466	8,975,483
*	Welbilt, Inc.	210,042	4,988,497
	Werner Enterprises, Inc.	98,655	4,399,026
#*	Willdan Group, Inc.	27,668	870,435
*	Willis Lease Finance Corp.	74,923	2,679,996
*	Yellow Corp.	55,096	575,202
TOTAL INDUSTRIALS			1,230,911,107
INFORMATION TECHNOLOGY — (11.2%)
*	3D Systems Corp.	157,313	2,815,903
	A10 Networks, Inc.	293,839	4,348,817
*	ACI Worldwide, Inc.	775	26,637
#*	ACM Research, Inc., Class A	73,791	5,877,453
*»	Actua Corp.	21,078	0
#*	ADDvantage Technologies Group, Inc.	79,262	98,285
	ADTRAN, Inc.	247,135	4,747,463
	Advanced Energy Industries, Inc.	9,132	786,996
*	Agilysys, Inc.	203,233	7,735,048
*	Airgain, Inc.	12,491	119,289
#*	Akoustis Technologies, Inc.	9,882	59,786
#*	Alithya Group, Inc., Class A	105,048	257,368
	Alliance Data Systems Corp.	296	20,436
*	Alpha & Omega Semiconductor Ltd.	199,172	8,968,715
*	Ambarella, Inc.	111,006	15,557,491
	American Software, Inc., Class A	226,660	5,210,913
*	Amtech Systems, Inc.	39,982	359,038
*	Arlo Technologies, Inc.	369,684	3,212,554
*	AstroNova, Inc.	59,126	812,391
*	Asure Software, Inc.	2,139	15,508
	Autoscope Technologies Corp.	2,530	17,368
#*	Avaya Holdings Corp.	552,649	10,069,265
*	Aviat Networks, Inc.	25,022	726,138
*	Avid Technology, Inc.	263,944	8,277,284
*	Aware, Inc.	110,261	318,654
*	Axcelis Technologies, Inc.	247,421	15,491,029
*	AXT, Inc.	289,469	2,168,123
#	Badger Meter, Inc.	203,591	20,597,301
#	Bel Fuse, Inc., Class A	33,047	521,482
	Bel Fuse, Inc., Class B	83,530	1,037,443
	Belden, Inc.	123,807	6,927,002
#	Benchmark Electronics, Inc.	296,235	7,151,113
#*	Benefitfocus, Inc.	33,299	370,951
	BK Technologies Corp.	34,205	80,040
*	Blackbaud, Inc.	16,811	1,145,502
#*	BM Technologies, Inc.	22,486	212,268
*	Bottomline Technologies De, Inc.	109,258	6,161,059
*	Brightcove, Inc.	82,487	777,852
#*	BSQUARE Corp.	17,638	28,044

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CalAmp Corp.	255,802	$1,519,464
*	Calix, Inc.	341,891	17,190,279
*	Cambium Networks Corp.	6,833	165,222
*	Cantaloupe, Inc.	81,622	685,625
*	Casa Systems, Inc.	54,085	239,597
	Cass Information Systems, Inc.	93,859	3,818,184
#*	Cerence, Inc.	13,962	886,447
*	CEVA, Inc.	152,522	5,745,504
*	ChannelAdvisor Corp.	107,637	2,275,446
*	Clearfield, Inc.	101,696	6,556,341
*	Cohu, Inc.	252,820	8,338,004
*	CommScope Holding Co., Inc.	170,195	1,598,131
	Communications Systems, Inc.	89,247	182,956
*	CommVault Systems, Inc.	98,916	6,672,873
*	Computer Task Group, Inc.	250,505	2,232,000
	Comtech Telecommunications Corp.	54,890	1,115,914
*	Conduent, Inc.	748,153	3,538,764
*	CoreCard Corp.	4,600	170,660
	CSG Systems International, Inc.	239,667	13,605,896
*	CSP, Inc.	49,891	409,106
	CTS Corp.	254,031	8,522,740
*	CVD Equipment Corp.	29,398	135,231
*	CyberOptics Corp.	58,955	2,214,350
*	Daktronics, Inc.	136,034	666,567
*	Data I/O Corp.	59,681	298,405
*	Digi International, Inc.	231,060	5,161,880
#*	Digimarc Corp.	3,695	117,131
*	Diodes, Inc.	185,841	17,244,186
*	DZS, Inc.	34,597	506,500
#	Ebix, Inc.	62,396	1,896,214
*	eGain Corp.	138,131	1,426,893
*	Electro-Sensors, Inc.	4,550	24,524
*	EMCORE Corp.	184,979	1,074,728
*	ePlus, Inc.	206,398	9,488,116
#*	Everspin Technologies, Inc.	3,321	33,841
#	EVERTEC, Inc.	250,635	10,937,711
#*	Evo Payments, Inc., Class A	73,847	1,781,190
*	ExlService Holdings, Inc.	160,596	19,355,030
*	Extreme Networks, Inc.	373,116	4,734,842
*	Fabrinet	169,616	19,193,747
*	FARO Technologies, Inc.	136,204	7,397,239
*	FormFactor, Inc.	477,470	20,407,068
*	Frequency Electronics, Inc.	60,939	553,935
#*	GreenSky, Inc., Class A	114,823	1,211,383
*	Grid Dynamics Holdings, Inc.	115,719	3,083,911
*	GSI Technology, Inc.	99,115	438,088
*	GTY Technology Holdings, Inc.	18,235	92,087
	Hackett Group, Inc.	317,440	6,075,802
#*	Harmonic, Inc.	861,681	9,271,688
#*	I3 Verticals, Inc., Class A	47,089	1,089,639
*	Ichor Holdings Ltd.	101,529	4,306,860
*	Identiv, Inc.	25,157	486,033
#*	Immersion Corp.	19,182	99,171
#*	Infinera Corp.	871,728	7,339,950
	Information Services Group, Inc.	64,603	417,335
*	Innodata, Inc.	56,109	318,138
#*	Insight Enterprises, Inc.	210,741	19,841,265
#	InterDigital, Inc.	120,904	8,346,003
*	International Money Express, Inc.	69,854	1,118,363

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	80,117	$853,246
*	Intevac, Inc.	64,370	363,047
*	Iteris, Inc.	84,746	337,289
#*	Itron, Inc.	17,085	1,059,270
*	Key Tronic Corp.	10,667	65,282
*	Kimball Electronics, Inc.	183,859	3,638,570
*	Knowles Corp.	664,206	14,087,809
#	Kulicke & Soffa Industries, Inc.	371,220	20,302,022
*	KVH Industries, Inc.	116,853	1,051,677
*	Lantronix, Inc.	18,153	131,246
#*	LGL Group, Inc.	51,187	532,340
#*	Limelight Networks, Inc.	232,405	992,369
*	LivePerson, Inc.	49,529	1,479,431
*	LiveRamp Holdings, Inc.	33,803	1,509,304
#*	Luna Innovations, Inc.	115,557	842,410
*	Magnachip Semiconductor Corp.	86,929	1,546,467
#*	Marin Software, Inc.	14,245	45,869
*	MaxLinear, Inc.	278,382	16,708,488
#*	Meta Materials, Inc.	9,038	15,093
	Methode Electronics, Inc.	275,786	12,142,858
*	Mimecast Ltd.	41,117	3,277,436
#*	Mitek Systems, Inc.	150,422	2,462,408
#*	Model N, Inc.	116,098	3,211,271
*	Momentive Global, Inc.	100,412	1,720,058
#*	MoneyGram International, Inc.	438,183	3,842,865
*	N-Able, Inc.	129,525	1,445,499
#*	Napco Security Technologies, Inc.	371,440	7,722,238
*	NeoPhotonics Corp.	248,582	3,818,219
*	NETGEAR, Inc.	228,568	6,324,477
*	NetScout Systems, Inc.	424,006	13,377,389
*	NetSol Technologies, Inc.	35,343	136,777
	Network-1 Technologies, Inc.	41,388	108,846
*	nLight, Inc.	93,089	1,926,011
	NVE Corp.	14,210	879,173
*	OneSpan, Inc.	189,711	3,046,759
*	Onto Innovation, Inc.	123,731	11,326,336
*	Optical Cable Corp.	27,967	131,025
#*	OSI Systems, Inc.	130,061	10,787,259
#*	PAR Technology Corp.	4,191	157,162
	PC Connection, Inc.	146,008	6,329,447
	PC-Tel, Inc.	77,815	409,307
*	PDF Solutions, Inc.	131,809	3,918,682
*	Perficient, Inc.	174,397	18,280,293
*	PFSweb, Inc.	51,399	600,854
*	Photronics, Inc.	358,487	6,409,748
#*	Ping Identity Holding Corp.	344,381	6,815,300
#*	Pixelworks, Inc.	150,609	504,540
#*	Plantronics, Inc.	63,634	1,695,846
*	Plexus Corp.	205,049	15,895,398
#*	Powerfleet, Inc.	7,909	28,235
#	Progress Software Corp.	323,098	14,704,190
#*	QuickLogic Corp.	2,718	13,019
#*	Rambus, Inc.	760,449	19,201,337
*	RF Industries Ltd.	63,848	460,983
*	Ribbon Communications, Inc.	428,076	1,926,342
	Richardson Electronics Ltd.	103,699	1,316,977
#*	Rimini Street, Inc.	150,357	774,339
*	Rogers Corp.	77,667	21,199,208
*	Rubicon Technology, Inc.	2,007	17,742

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	228,268	$8,633,096
#	Sapiens International Corp. NV	101,929	3,245,419
*	ScanSource, Inc.	214,371	6,684,088
#*	SecureWorks Corp., Class A	14,663	216,279
#*	ShotSpotter, Inc.	16,259	428,750
*	SigmaTron International, Inc.	9,385	76,675
#*	SMART Global Holdings, Inc.	151,202	8,672,947
*	Smith Micro Software, Inc.	59,304	247,891
*	Socket Mobile, Inc.	14,185	52,201
	SolarWinds Corp.	100,348	1,364,733
#*	Sono-Tek Corp.	700	4,347
#*	SRAX, Inc.	29,242	146,210
*	StarTek, Inc.	16,505	84,010
*	Stratasys Ltd.	329,007	7,843,527
*	Super Micro Computer, Inc.	162,562	6,587,012
#*	Synchronoss Technologies, Inc.	22,442	45,782
#*	Terawulf, Inc.	1,808	21,117
*	TESSCO Technologies, Inc.	8,166	46,138
#*	TransAct Technologies, Inc.	75,004	674,286
*	Trio-Tech International	2,853	19,914
#*	TSR, Inc.	51,284	732,335
#	TTEC Holdings, Inc.	79,123	6,336,961
*	TTM Technologies, Inc.	752,614	10,130,184
#*	Turtle Beach Corp.	45,203	918,525
*	Ultra Clean Holdings, Inc.	241,327	12,167,707
*	Unisys Corp.	295,827	5,398,843
*	Universal Security Instruments, Inc.	2,359	6,346
*	Upland Software, Inc.	68,758	1,347,657
*	Usio, Inc.	26,673	91,222
#*	Veeco Instruments, Inc.	256,425	7,049,123
*	Verint Systems, Inc.	109,769	5,634,443
#*	Veritone, Inc.	15,188	239,515
#*	Verra Mobility Corp.	243,044	3,849,817
#*	Vertex, Inc., Class A	15,669	227,357
#	Vishay Intertechnology, Inc.	153,370	3,176,293
*	Vishay Precision Group, Inc.	106,087	3,397,967
*	Vonage Holdings Corp.	284,659	5,932,294
	Wayside Technology Group, Inc.	32,917	1,050,381
#*	Wireless Telecom Group, Inc.	9,852	18,522
	Xperi Holding Corp.	247,901	4,182,090
#*	Yext, Inc.	375,729	3,043,405
TOTAL INFORMATION TECHNOLOGY			810,694,697
MATERIALS — (5.4%)
*	Advanced Emissions Solutions, Inc.	30,757	191,924
	AdvanSix, Inc.	131,916	5,552,344
*	AgroFresh Solutions, Inc.	107,073	212,005
#*	Allegheny Technologies, Inc.	550,626	10,070,950
*	Alpha Metallurgical Resources, Inc.	61,060	3,860,824
*	American Biltrite, Inc.	328	66,018
	American Vanguard Corp.	180,794	2,742,645
*	Arconic Corp.	68,797	2,127,891
	Cabot Corp.	130,625	7,183,069
	Carpenter Technology Corp.	172,477	4,953,539
#*	Century Aluminum Co.	836,409	12,830,514
	Chase Corp.	73,821	7,004,136
*	Clearwater Paper Corp.	104,989	3,319,752
*	Coeur Mining, Inc.	1,450,416	6,802,451
	Commercial Metals Co.	309,333	10,344,096

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Compass Minerals International, Inc.	156,523	$8,358,328
*	Core Molding Technologies, Inc.	61,160	489,892
	Ecovyst, Inc.	243,365	2,489,624
*	Ferro Corp.	628,833	13,708,559
#*	Ferroglobe PLC	842,795	4,281,399
*»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
*	Forterra, Inc.	29,534	693,163
	Fortitude Gold Corp.	56,138	359,283
	Friedman Industries, Inc.	73,974	702,013
	FutureFuel Corp.	74,410	580,398
*	GCP Applied Technologies, Inc.	75,046	2,393,967
	Glatfelter Corp.	382,153	6,634,176
#	Gold Resource Corp.	43,260	70,946
	Greif, Inc., Class A	95,064	5,623,986
	Greif, Inc., Class B	17,972	1,067,537
	Hawkins, Inc.	197,821	7,382,680
	Haynes International, Inc.	64,079	2,410,652
#	HB Fuller Co.	89,699	6,437,697
	Hecla Mining Co.	1,243,466	6,167,591
*	Ingevity Corp.	90,466	5,962,614
	Innospec, Inc.	180,162	16,747,860
*	Intrepid Potash, Inc.	65,543	2,541,758
	Kaiser Aluminum Corp.	121,347	11,618,975
*	Koppers Holdings, Inc.	123,165	3,680,170
*	Kraton Corp.	253,004	11,734,326
	Kronos Worldwide, Inc.	205,116	2,943,415
#*	Livent Corp.	335,362	7,716,680
*	LSB Industries, Inc.	104,647	1,017,169
	Materion Corp.	151,333	12,537,939
	Mercer International, Inc.	442,694	5,378,732
	Minerals Technologies, Inc.	168,429	11,784,977
	Myers Industries, Inc.	308,235	5,569,806
	Neenah, Inc.	141,666	6,530,803
	NewMarket Corp.	2,882	974,318
#	Nexa Resources SA	67,077	556,068
	Northern Technologies International Corp.	76,828	1,037,178
*	O-I Glass, Inc.	479,313	6,379,656
	Olympic Steel, Inc.	91,634	1,950,888
	Orion Engineered Carbons SA	124,272	2,125,051
	Pactiv Evergreen, Inc.	65,588	718,189
*	Ramaco Resources, Inc.	26,150	308,047
#*	Ranpak Holdings Corp.	166,041	4,459,861
#*	Rayonier Advanced Materials, Inc.	210,149	1,309,228
	Resolute Forest Products, Inc.	326,628	4,448,673
	Ryerson Holding Corp.	163,788	3,357,654
	Schnitzer Steel Industries, Inc., Class A	235,509	9,217,822
	Schweitzer-Mauduit International, Inc.	200,141	6,058,268
	Sensient Technologies Corp.	47,063	3,988,119
	Stepan Co.	166,116	18,299,339
*	Summit Materials, Inc., Class A	236,005	8,392,338
	SunCoke Energy, Inc.	294,735	2,018,935
*	Synalloy Corp.	64,098	1,067,873
*	TimkenSteel Corp.	342,359	4,803,297
*	Trecora Resources	131,303	1,099,006
	Tredegar Corp.	136,308	1,601,619
	TriMas Corp.	329,648	11,458,564
	Trinseo PLC	159,356	8,531,920
	Tronox Holdings PLC, Class A	223,035	5,062,895
*	UFP Technologies, Inc.	29,939	2,124,471

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	United States Lime & Minerals, Inc.	58,620	$7,414,844
*	Universal Stainless & Alloy Products, Inc.	45,031	394,021
*	Venator Materials PLC	80,239	194,178
	Verso Corp., Class A	241,718	6,497,380
	Warrior Met Coal, Inc.	205,813	5,392,301
	Worthington Industries, Inc.	124,385	6,739,179
TOTAL MATERIALS			390,860,453
REAL ESTATE — (1.0%)
*	AMREP Corp.	66,750	801,000
*	CKX Lands, Inc.	15,043	174,123
#	CTO Realty Growth, Inc.	1,192	69,839
	Douglas Elliman, Inc.	372,407	2,889,878
*	Five Point Holdings LLC, Class A	84,201	487,524
*	Forestar Group, Inc.	125,620	2,506,119
*	FRP Holdings, Inc.	89,566	5,058,688
	Indus Realty Trust, Inc.	8,409	660,527
*	InterGroup Corp.	2,451	132,354
*»	JW Mays, Inc.	2,700	103,923
	Kennedy-Wilson Holdings, Inc.	244,397	5,489,157
*	Marcus & Millichap, Inc.	284,742	13,328,773
*	Maui Land & Pineapple Co., Inc.	44,436	437,695
#	Newmark Group, Inc., Class A	228,123	3,492,563
#*	Rafael Holdings, Inc., Class B	136,561	565,362
	RE/MAX Holdings, Inc., Class A	113,522	3,378,415
*	Realogy Holdings Corp.	566,699	9,350,533
	RMR Group, Inc., Class A	54,296	1,738,015
	St. Joe Co.	421,390	20,441,629
#*	Stratus Properties, Inc.	69,131	2,532,960
*	Tejon Ranch Co.	94,523	1,645,645
#*	Trinity Place Holdings, Inc.	22,781	41,006
TOTAL REAL ESTATE			75,325,728
UTILITIES — (2.2%)
	ALLETE, Inc.	49,471	3,157,734
	American States Water Co.	96,315	8,883,133
	Artesian Resources Corp., Class A	45,930	2,213,826
#	Avista Corp.	172,903	7,687,267
	California Water Service Group	309,471	19,215,054
	Chesapeake Utilities Corp.	126,428	17,220,758
	Consolidated Water Co. Ltd.	65,369	664,149
	Genie Energy Ltd., Class B	210,566	1,059,147
	Global Water Resources, Inc.	16,122	247,634
#	Macquarie Infrastructure Holdings LLC	5,900	21,299
	MGE Energy, Inc.	123,393	9,554,320
#	Middlesex Water Co.	130,825	13,244,723
	New Jersey Resources Corp.	31,371	1,261,428
	Northwest Natural Holding Co.	202,381	9,580,717
#	NorthWestern Corp.	114,037	6,627,830
	ONE Gas, Inc.	15,533	1,209,865
	Otter Tail Corp.	297,207	18,842,924
*	Pure Cycle Corp.	32,030	410,625
	RGC Resources, Inc.	17,495	395,037
	SJW Group	181,454	12,494,922
	South Jersey Industries, Inc.	313,121	7,834,287
#	Spire, Inc.	57,070	3,762,054
#*	Sunnova Energy International, Inc.	45,497	894,471
	Unitil Corp.	115,409	5,417,299

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Via Renewables, Inc.	61,113	$699,133
	York Water Co.	87,307	3,965,484
TOTAL UTILITIES			156,565,120
TOTAL COMMON STOCKS			6,845,406,697
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	18,902	547,213
ENERGY — (0.0%)
	Meta Materials, Inc.	18,077	23,500
INDUSTRIALS — (0.1%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,710	1,698,041
TOTAL PREFERRED STOCKS			2,268,754
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»††	Social Reality, Inc. Rights Exp 12/31/19	16,919	94
TOTAL INVESTMENT SECURITIES (Cost $3,866,991,401)			6,847,675,545

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	72,277,419	72,277,419
SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	29,827,329	345,072,375
TOTAL INVESTMENTS — (100.0%)
(Cost $4,284,313,654)^^			$7,265,025,339
As of January 31, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	321	03/18/22	$73,592,481	$72,293,213	$(1,299,268)
Total Futures Contracts			$73,592,481	$72,293,213	$(1,299,268)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$206,957,798	$244,783	$4,971	$207,207,552
Consumer Discretionary	842,524,116	201,803	25,444	842,751,363
Consumer Staples	312,645,903	521,472	—	313,167,375
Energy	415,624,741	—	—	415,624,741

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$1,667,249,823	$661,556	—	$1,667,911,379
Health Care	730,901,113	1,262	$3,484,807	734,387,182
Industrials	1,230,910,824	—	283	1,230,911,107
Information Technology	810,694,697	—	—	810,694,697
Materials	390,860,453	—	—	390,860,453
Real Estate	75,221,805	103,923	—	75,325,728
Utilities	156,565,120	—	—	156,565,120
Preferred Stocks
Communication Services	547,213	—	—	547,213
Energy	23,500	—	—	23,500
Industrials	1,698,041	—	—	1,698,041
Rights/Warrants
Consumer Discretionary	—	—	94	94
Temporary Cash Investments	72,277,419	—	—	72,277,419
Securities Lending Collateral	—	345,072,375	—	345,072,375
Futures Contracts**	(1,299,268)	—	—	(1,299,268)
TOTAL	$6,913,403,298	$346,807,174	$3,515,599^	$7,263,726,071
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
REAL ESTATE — (97.1%)
	Acadia Realty Trust	668,362	$13,226,884
#	Agree Realty Corp.	530,670	34,695,205
#	Alexander's, Inc.	17,862	4,702,529
	Alexandria Real Estate Equities, Inc.	1,090,993	212,569,076
#	Alpine Income Property Trust, Inc.	3,808	75,018
	American Assets Trust, Inc.	380,693	13,693,527
	American Campus Communities, Inc.	1,030,635	53,860,985
	American Finance Trust, Inc.	760,493	6,281,672
	American Homes 4 Rent, Class A	2,213,649	86,620,085
	American Tower Corp.	3,384,706	851,253,559
	Americold Realty Trust	883,485	25,135,148
	Apartment Income REIT Corp.	1,158,584	61,196,407
*	Apartment Investment & Management Co., Class A	1,166,225	8,198,562
	Apple Hospitality REIT, Inc.	1,631,576	26,317,321
#*	Ashford Hospitality Trust, Inc.	200,055	1,558,428
	AvalonBay Communities, Inc.	1,043,678	254,897,478
	Bluerock Residential Growth REIT, Inc.	181,510	4,819,091
	Boston Properties, Inc.	1,104,655	123,809,732
*	Braemar Hotels & Resorts, Inc.	277,857	1,486,535
#	Brandywine Realty Trust	1,291,835	16,612,998
	Brixmor Property Group, Inc.	2,199,583	55,781,425
	BRT Apartments Corp.	51,530	1,143,451
	Camden Property Trust	753,131	120,568,742
	CareTrust REIT, Inc.	741,420	15,725,518
#	Cedar Realty Trust, Inc.	55,494	1,321,312
	Centerspace	104,485	9,965,779
#*	Chatham Lodging Trust	365,710	4,852,972
	CIM Commercial Trust Corp.	24,221	187,471
#	City Office REIT, Inc.	340,812	6,076,678
	Clipper Realty, Inc.	84,924	778,753
	Community Healthcare Trust, Inc.	176,023	7,980,883
#*	CorePoint Lodging, Inc.	54,975	863,657
	Corporate Office Properties Trust	835,471	21,103,997
	Cousins Properties, Inc.	1,108,989	42,762,616
	Crown Castle International Corp.	3,201,023	584,218,708
#	CTO Realty Growth, Inc.	40,033	2,345,533
	CubeSmart	1,546,580	78,473,469
	CyrusOne, Inc.	932,366	83,773,085
*	DiamondRock Hospitality Co.	1,583,097	14,801,957
	Digital Realty Trust, Inc.	2,104,806	314,100,199
	Diversified Healthcare Trust	1,859,071	5,670,167
	Douglas Emmett, Inc.	1,299,699	40,576,603
	Duke Realty Corp.	2,830,008	163,517,862
	Easterly Government Properties, Inc.	643,552	13,495,285
	EastGroup Properties, Inc.	305,021	60,976,748
#	Empire State Realty Trust, Inc., Class A	1,107,194	9,876,170
	EPR Properties	554,031	24,360,743
	Equinix, Inc.	623,948	452,299,905
*	Equity Commonwealth	885,569	23,060,217
	Equity LifeStyle Properties, Inc.	1,301,129	101,865,389
	Equity Residential	2,654,452	235,529,526
#»	Esc War Ind	433,542	116,016
	Essential Properties Realty Trust, Inc.	895,925	23,786,809

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Essex Property Trust, Inc.	487,037	$161,939,802
	Extra Space Storage, Inc.	995,120	197,222,833
	Federal Realty Investment Trust	531,621	67,776,361
	First Industrial Realty Trust, Inc.	964,963	58,650,451
	Four Corners Property Trust, Inc.	578,847	15,669,388
	Franklin Street Properties Corp.	829,668	4,604,657
	Gaming & Leisure Properties, Inc.	1,730,669	78,191,625
	Getty Realty Corp.	285,450	8,469,301
	Gladstone Commercial Corp.	273,389	6,339,891
	Global Medical REIT, Inc.	424,993	7,186,632
#	Global Net Lease, Inc.	745,614	10,692,105
#	Global Self Storage, Inc.	43,975	270,446
	Healthcare Realty Trust, Inc.	1,087,293	33,727,829
	Healthcare Trust of America, Inc., Class A	1,658,986	53,999,994
	Healthpeak Properties, Inc.	3,999,082	141,447,530
*	Hersha Hospitality Trust	270,738	2,442,057
#	Highwoods Properties, Inc.	773,091	33,335,684
*	Host Hotels & Resorts, Inc.	5,288,353	91,700,041
	Hudson Pacific Properties, Inc.	1,129,300	26,685,359
	Independence Realty Trust, Inc.	909,790	20,916,072
#	Indus Realty Trust, Inc.	2,724	213,970
#	Industrial Logistics Properties Trust	508,564	11,661,373
	Invitation Homes, Inc.	4,402,204	184,804,524
#	Iron Mountain, Inc.	2,144,488	98,474,889
	JBG SMITH Properties	879,058	24,086,189
	Kilroy Realty Corp.	778,996	49,855,744
	Kimco Realty Corp.	4,337,173	105,219,817
	Kite Realty Group Trust	1,633,560	34,108,733
	Lamar Advertising Co., Class A	645,589	71,505,438
	Life Storage, Inc.	605,969	81,775,517
#	LTC Properties, Inc.	301,847	10,887,621
	LXP Industrial Trust	2,110,839	31,430,393
	Macerich Co.	1,553,837	25,700,464
#	Medical Properties Trust, Inc.	4,416,371	100,516,604
	MGM Growth Properties LLC, Class A	1,160,276	45,111,531
	Mid-America Apartment Communities, Inc.	861,540	178,063,087
	Monmouth Real Estate Investment Corp.	729,582	15,313,926
#	National Health Investors, Inc.	332,351	19,219,858
#	National Retail Properties, Inc.	1,300,670	57,723,735
	National Storage Affiliates Trust	602,068	37,063,306
#	NETSTREIT Corp.	116,629	2,635,815
	NexPoint Residential Trust, Inc.	160,459	12,724,399
	Office Properties Income Trust	370,074	9,429,486
#	Omega Healthcare Investors, Inc.	1,769,912	55,716,830
	One Liberty Properties, Inc.	131,488	4,010,384
#*	Orion Office REIT, Inc.	414,485	6,897,030
	Outfront Media, Inc.	1,084,961	26,950,431
	Paramount Group, Inc.	1,345,603	11,693,290
*	Park Hotels & Resorts, Inc.	1,751,433	31,876,081
#	Pebblebrook Hotel Trust	973,057	21,066,684
	Physicians Realty Trust	1,632,480	29,809,085
	Piedmont Office Realty Trust, Inc., Class A	924,780	16,424,093
	Plymouth Industrial REIT, Inc.	182,528	5,247,680
	Postal Realty Trust, Inc., Class A	9,997	178,746
#	Preferred Apartment Communities, Inc.	348,091	5,806,158
	Prologis, Inc.	5,503,614	863,076,747
	PS Business Parks, Inc.	159,042	26,553,652
	Public Storage	1,177,915	422,317,865
	Realty Income Corp.	4,195,739	291,226,244

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Regency Centers Corp.	1,142,441	$81,970,142
	Retail Opportunity Investments Corp.	905,251	16,774,301
#	Retail Value, Inc.	136,540	430,101
	Rexford Industrial Realty, Inc.	1,110,009	81,219,359
	RLJ Lodging Trust	1,254,604	17,376,265
	RPT Realty	632,615	7,983,601
*	Ryman Hospitality Properties, Inc.	393,787	34,810,771
	Sabra Health Care REIT, Inc.	1,679,233	22,854,361
#	Saul Centers, Inc.	112,770	5,568,583
	SBA Communications Corp.	810,106	263,640,897
#*	Seritage Growth Properties, Class A	293,096	3,036,475
	Service Properties Trust	1,284,320	10,980,936
	Simon Property Group, Inc.	2,449,026	360,496,627
	SITE Centers Corp.	1,254,740	18,582,699
#	SL Green Realty Corp.	493,973	35,822,918
#*	Sotherly Hotels, Inc.	103,271	207,575
#	Spirit Realty Capital, Inc.	895,870	42,517,990
	STAG Industrial, Inc.	1,227,873	52,467,013
	STORE Capital Corp.	1,817,655	57,637,840
#*	Summit Hotel Properties, Inc.	816,638	7,692,730
	Sun Communities, Inc.	880,398	166,360,006
*	Sunstone Hotel Investors, Inc.	1,641,041	18,560,174
	Tanger Factory Outlet Centers, Inc.	758,201	12,896,999
	Terreno Realty Corp.	554,084	41,428,861
	UDR, Inc.	2,278,514	129,510,736
	UMH Properties, Inc.	331,078	7,813,441
#	Uniti Group, Inc.	1,759,666	21,221,572
#	Universal Health Realty Income Trust	102,965	6,002,859
	Urban Edge Properties	894,872	16,322,465
#	Urstadt Biddle Properties, Inc.	47,996	848,089
	Urstadt Biddle Properties, Inc., Class A	235,324	4,633,530
	Ventas, Inc.	2,949,848	156,400,941
*	Veris Residential, Inc.	567,402	9,362,133
#	VICI Properties, Inc.	3,930,560	112,492,627
#	Vornado Realty Trust	1,206,698	49,486,685
#	Washington Real Estate Investment Trust	643,579	15,844,915
	Welltower, Inc.	3,212,356	278,286,400
*	Wheeler Real Estate Investment Trust, Inc.	1,281	2,242
#	Whitestone REIT	335,036	3,420,718
	WP Carey, Inc.	1,379,217	107,027,239
*	Xenia Hotels & Resorts, Inc.	873,696	15,149,889
TOTAL REAL ESTATE			10,665,757,067
PREFERRED STOCKS — (0.0%)
REAL ESTATE — (0.0%)
#	Brookfield Property Preferred LP, 6.250%	16,035	400,394
TOTAL INVESTMENT SECURITIES (Cost $5,740,499,894)			10,666,157,461

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	100,171,175	100,171,175
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	18,917,462	218,856,117
TOTAL INVESTMENTS — (100.0%)
(Cost $6,059,502,474)^^			$10,985,184,753

DFA Real Estate Securities Portfolio
CONTINUED
As of January 31, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	421	03/18/22	$98,793,620	$94,814,463	$(3,979,157)
Total Futures Contracts			$98,793,620	$94,814,463	$(3,979,157)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,665,641,051	$116,016	—	$10,665,757,067
Preferred Stocks
Real Estate	400,394	—	—	400,394
Temporary Cash Investments	100,171,175	—	—	100,171,175
Securities Lending Collateral	—	218,856,117	—	218,856,117
Futures Contracts**	(3,979,157)	—	—	(3,979,157)
TOTAL	$10,762,233,463	$218,972,133	—	$10,981,205,596
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
	AGL Energy Ltd.	107,208	$541,452
	ALS Ltd.	245,457	2,060,582
	Altium Ltd.	39,342	1,005,741
	Alumina Ltd.	930,254	1,257,028
	Ampol Ltd.	112,117	2,374,975
	Ansell Ltd.	83,575	1,588,922
	APA Group	287,796	1,951,788
	ARB Corp. Ltd.	23,057	759,704
	Aristocrat Leisure Ltd.	172,834	5,010,072
	ASX Ltd.	49,418	2,930,908
	Atlas Arteria Ltd.	352,211	1,634,930
	Aurizon Holdings Ltd.	1,268,345	3,173,215
	AusNet Services Ltd.	607,453	1,117,773
	Australia & New Zealand Banking Group Ltd.	691,667	13,071,701
	Bank of Queensland Ltd.	290,272	1,579,006
	Bendigo & Adelaide Bank Ltd.	271,118	1,655,948
#	BHP Group Ltd.	939,771	30,016,380
#	BHP Group Ltd., Sponsored ADR	298,208	18,966,029
	BlueScope Steel Ltd.	267,592	3,507,287
	Brambles Ltd.	509,466	3,500,055
	Breville Group Ltd.	36,183	736,915
	Carsales.com Ltd.	101,145	1,599,837
	Challenger Ltd.	255,541	1,043,852
#	CIMIC Group Ltd.	27,686	323,433
	Cleanaway Waste Management Ltd.	949,737	1,938,796
	Cochlear Ltd.	14,527	1,992,130
	Coles Group Ltd.	337,836	3,881,296
	Commonwealth Bank of Australia	342,995	22,874,246
	Computershare Ltd.	211,559	2,932,546
*	Crown Resorts Ltd.	159,728	1,376,232
	CSL Ltd.	130,646	24,201,203
	Domino's Pizza Enterprises Ltd.	19,831	1,462,799
	Downer EDI Ltd.	495,171	1,915,434
	Eagers Automotive Ltd.	39,098	356,135
	Endeavour Group Ltd.	387,995	1,733,024
	Evolution Mining Ltd.	859,766	2,160,103
	Fortescue Metals Group Ltd.	650,204	9,130,231
	Harvey Norman Holdings Ltd.	479,253	1,670,363
	IDP Education Ltd.	54,293	1,134,852
	IGO Ltd.	305,089	2,581,361
	Iluka Resources Ltd.	185,203	1,377,156
	Incitec Pivot Ltd.	1,009,427	2,363,546
	Insurance Australia Group Ltd.	722,472	2,179,246
	James Hardie Industries PLC	134,782	4,536,119
	JB Hi-Fi Ltd.	74,704	2,444,267
	Lendlease Corp. Ltd.	227,259	1,608,208
*	Lynas Rare Earths Ltd.	214,923	1,388,209
	Macquarie Group Ltd.	82,902	10,836,300
#	Magellan Financial Group Ltd.	46,158	614,174
	Medibank Pvt Ltd.	1,284,753	2,815,242
	Metcash Ltd.	613,711	1,722,376
	Mineral Resources Ltd.	88,133	3,502,488
	National Australia Bank Ltd.	811,247	15,653,371
	Netwealth Group Ltd.	38,249	414,257
	Newcrest Mining Ltd.	330,888	5,132,523

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	NEXTDC Ltd.	135,507	$1,039,741
	Nine Entertainment Co. Holdings Ltd.	916,503	1,710,412
	Northern Star Resources Ltd.	473,628	2,822,786
#*	Novonix Ltd.	26,889	145,010
	Orica Ltd.	187,512	1,857,782
	Origin Energy Ltd.	629,025	2,517,043
	OZ Minerals Ltd.	163,331	2,833,323
*	Pilbara Minerals Ltd.	506,650	1,172,124
	Premier Investments Ltd.	57,290	1,175,465
#	Pro Medicus Ltd.	19,112	617,201
*	Qantas Airways Ltd.	112,113	383,722
	QBE Insurance Group Ltd.	544,830	4,325,753
	Qube Holdings Ltd.	798,076	1,646,966
	Ramsay Health Care Ltd.	53,426	2,383,655
#	REA Group Ltd.	13,480	1,396,484
	Reece Ltd.	78,480	1,211,605
	Reliance Worldwide Corp. Ltd.	374,755	1,383,973
	Rio Tinto Ltd.	123,447	9,814,735
	Santos Ltd.	1,625,738	8,281,073
	SEEK Ltd.	67,391	1,396,557
	Seven Group Holdings Ltd.	78,137	1,208,312
	Sonic Healthcare Ltd.	167,711	4,516,508
	South32 Ltd., ADR	6,560	90,252
	South32 Ltd.	1,706,542	4,695,203
*	Star Entertainment Grp Ltd.	342,969	837,778
	Steadfast Group Ltd.	438,696	1,443,636
	Suncorp Group Ltd.	459,145	3,606,079
*	Sydney Airport	239,771	1,473,661
	Tabcorp Holdings Ltd.	752,250	2,643,090
	Technology One Ltd.	19,188	143,546
	Telstra Corp. Ltd.	1,356,184	3,770,083
#	TPG Telecom Ltd.	149,090	625,941
	Transurban Group	557,318	4,923,473
	Treasury Wine Estates Ltd.	256,831	1,930,402
	Wesfarmers Ltd.	328,349	12,251,526
	Westpac Banking Corp.	748,445	10,794,769
	WiseTech Global Ltd.	14,953	487,009
	Woodside Petroleum Ltd.	407,292	7,277,902
	Woolworths Group Ltd.	387,995	9,464,929
	Worley Ltd.	162,182	1,336,323
*	Xero Ltd.	24,158	1,956,930
*	Zip Co. Ltd.	171,161	394,026
TOTAL AUSTRALIA			363,322,554
AUSTRIA — (0.2%)
	Erste Group Bank AG	97,249	4,545,475
	OMV AG	58,040	3,552,302
	Raiffeisen Bank International AG	78,160	2,196,862
#	Verbund AG	14,535	1,539,403
	voestalpine AG	60,877	2,023,864
TOTAL AUSTRIA			13,857,906
BELGIUM — (0.8%)
	Ageas SA	84,009	4,043,764
	Anheuser-Busch InBev SA	265,831	16,758,278
*	Argenx SE	4,901	1,311,468
	D'ieteren Group	4,394	765,586
	Elia Group SA	11,284	1,522,716

Large Cap International Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Etablissements Franz Colruyt NV	38,336	$1,557,197
	KBC Group NV	78,106	6,792,828
	Proximus SADP	97,726	1,995,621
	Solvay SA	58,763	7,080,306
	UCB SA	31,886	3,172,823
#	Umicore SA	81,898	3,100,302
TOTAL BELGIUM			48,100,889
CANADA — (10.5%)
#	Agnico Eagle Mines Ltd.	104,486	4,992,341
#*	Air Canada	32,400	582,672
	Algonquin Power & Utilities Corp.	197,526	2,822,415
	Alimentation Couche-Tard, Inc.	284,832	11,488,287
#	AltaGas Ltd.	153,726	3,157,602
#	ARC Resources Ltd.	561,074	6,572,310
*	Aritzia, Inc.	11,853	549,873
	Bank of Montreal	188,953	21,385,941
	Bank of Nova Scotia	337,511	24,299,563
	Barrick Gold Corp.	555,398	10,573,438
#*	Bausch Health Cos., Inc.	77,079	1,893,831
	BCE, Inc.	24,808	1,296,466
#*	BlackBerry Ltd.	150,810	1,241,166
#	Brookfield Asset Management Reinsurance Partners Ltd.,Class A	1,162	65,066
#	Brookfield Asset Management, Inc.,Class A	170,919	9,414,738
#	BRP, Inc.	13,800	1,147,004
*	CAE, Inc.	53,979	1,362,970
	Cameco Corp.	121,183	2,354,586
	Canadian Imperial Bank of Commerce	145,466	18,263,620
	Canadian National Railway Co.	211,930	25,817,999
	Canadian Natural Resources Ltd.	377,931	19,242,912
	Canadian Pacific Railway Ltd.	209,950	15,011,124
#	Canadian Tire Corp. Ltd., Class A	28,898	4,172,324
#	Canadian Utilities Ltd., Class A	43,172	1,254,252
#*	Canopy Growth Corp.	13,441	108,066
	CCL Industries, Inc., Class B	76,417	3,995,338
	Cenovus Energy, Inc.	433,726	6,310,243
#*,*	CGI, Inc.	91,639	7,823,547
	CI Financial Corp.	36,955	685,811
	Colliers International Group, Inc.	6,936	1,013,766
#	Constellation Software, Inc.	6,143	10,580,323
*	Descartes Systems Group, Inc.	19,366	1,408,995
	Dollarama, Inc.	78,900	4,071,157
#	Element Fleet Management Corp.	319,508	3,255,028
#	Emera, Inc.	67,612	3,203,612
	Empire Co. Ltd., Class A	112,163	3,460,672
#	Enbridge, Inc.	382,245	16,157,706
	Endeavour Mining PLC	142,300	3,170,307
	Fairfax Financial Holdings Ltd.	16,236	7,839,875
#	Finning International, Inc.	39,200	1,092,906
	First Quantum Minerals Ltd.	297,651	7,331,508
	FirstService Corp.	25,222	4,021,457
#	Fortis, Inc.	107,389	5,101,095
#	Franco-Nevada Corp.	24,816	3,282,909
	George Weston Ltd.	37,448	4,083,737
	Gildan Activewear, Inc.	91,997	3,664,241
	Great-West Lifeco, Inc.	76,883	2,401,781
Ω	Hydro One Ltd.	67,923	1,754,782
	iA Financial Corp., Inc.	52,200	3,396,501
	IGM Financial, Inc.	39,448	1,385,948

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd.	69,268	$2,834,439
	Intact Financial Corp.	49,671	6,729,998
*	Ivanhoe Mines Ltd., Class A	137,318	1,176,410
#	Keyera Corp.	68,100	1,602,384
	Kinross Gold Corp.	1,198,708	6,477,821
	Kirkland Lake Gold Ltd.	147,198	5,544,683
#*	Lightspeed Commerce, Inc.	12,768	414,322
#	Loblaw Cos. Ltd.	71,364	5,505,794
#	Lundin Mining Corp.	520,328	4,334,873
#	Magna International, Inc.	145,238	11,707,635
	Manulife Financial Corp.	362,694	7,551,910
	Metro, Inc.	104,673	5,598,657
	National Bank of Canada	115,243	9,220,165
#	Northland Power, Inc.	107,479	3,112,380
	Nutrien Ltd.	151,623	10,583,258
	Onex Corp.	65,665	4,716,887
	Open Text Corp.	107,864	5,162,456
#	Pan American Silver Corp.	131,561	2,848,440
#	Parkland Corp.	59,028	1,569,560
	Pembina Pipeline Corp.	237,576	7,543,038
#	Premium Brands Holdings Corp.	11,553	1,090,453
	Quebecor, Inc., Class B	73,007	1,726,461
#	Restaurant Brands International, Inc.	87,030	4,868,923
	Ritchie Bros Auctioneers, Inc.	60,734	3,702,147
	Rogers Communications, Inc.,Class B	124,312	6,304,975
	Royal Bank of Canada	484,571	55,253,482
	Saputo, Inc.	86,163	1,931,152
	Shaw Communications, Inc.,Class B	261,349	7,790,598
*	Shopify, Inc.,Class A	12,949	12,486,859
#	SNC-Lavalin Group, Inc.	63,698	1,404,598
	Stantec, Inc.	52,633	2,791,994
#	Sun Life Financial, Inc.	164,831	9,330,730
	Suncor Energy, Inc.	452,499	12,927,896
#	TC Energy Corp.	246,688	12,741,098
	Teck Resources Ltd., Class B	197,104	6,084,600
	TELUS Corp.	78,760	1,853,213
	TFI International, Inc.	27,448	2,643,098
#	Thomson Reuters Corp.	36,656	3,935,345
#*	Tilray Brands, Inc.	336,278	2,004,217
	TMX Group Ltd.	21,681	2,205,538
	Toromont Industries Ltd.	55,998	4,726,449
	Toronto-Dominion Bank	486,617	38,956,514
	Tourmaline Oil Corp.	219,766	7,835,263
	Waste Connections, Inc.	51,713	6,447,874
	West Fraser Timber Co. Ltd.	72,167	6,679,911
#	Wheaton Precious Metals Corp.	69,871	2,817,199
	Whitecap Resources, Inc.	89,225	629,625
	WSP Global, Inc.	48,932	6,524,780
	Yamana Gold, Inc.	90,867	374,372
TOTAL CANADA			631,868,285
DENMARK — (2.2%)
#	Ambu AS, Class B	32,094	680,039
	AP Moller - Maersk AS, Class A	764	2,559,594
	AP Moller - Maersk AS, Class B	953	3,423,312
	Carlsberg AS, Class B	44,367	7,184,375
	Chr Hansen Holding AS	43,306	3,472,943
	Coloplast AS, Class B	35,137	5,109,702
	Danske Bank AS	253,155	4,914,051

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Demant AS	52,005	$2,300,875
	DSV AS	47,095	9,568,793
*	Genmab AS	19,844	6,757,467
#	GN Store Nord AS	92,731	5,611,520
	Novo Nordisk AS, Sponsored ADR	45,587	4,552,774
	Novo Nordisk AS, Class B	461,515	45,906,088
	Novozymes AS, Class B	69,784	4,790,491
#Ω	Orsted AS	34,553	3,681,449
	Pandora AS	74,525	8,103,829
	Rockwool International AS, Class A	43	13,983
#	Rockwool International AS, Class B	4,701	1,800,530
	Royal Unibrew AS	10,594	1,217,943
	Tryg AS	110,732	2,623,884
#	Vestas Wind Systems AS	203,793	5,514,718
TOTAL DENMARK			129,788,360
FINLAND — (1.3%)
	Elisa Oyj	79,278	4,656,933
	Fortum Oyj	196,531	5,349,521
	Kesko Oyj, Class A	57,974	1,667,086
	Kesko Oyj, Class B	161,040	5,086,155
	Kone Oyj, Class B	107,052	6,933,133
	Metso Outotec Oyj	227,050	2,435,022
#	Neste Oyj	132,671	5,983,398
*	Nokia Oyj	2,527,495	15,074,548
*	Nokia Oyj, Sponsored ADR	13,928	82,175
	Nordea Bank Abp	645,080	7,664,575
	Sampo Oyj, Class A	141,984	7,047,067
	Stora Enso Oyj, Class R	331,283	6,743,943
	UPM-Kymmene Oyj	254,587	9,278,803
	Wartsila OYJ Abp	130,096	1,606,218
TOTAL FINLAND			79,608,577
FRANCE — (9.5%)
*	Accor SA	76,311	2,804,531
#*	Aeroports de Paris	12,794	1,736,156
	Air Liquide SA	137,694	23,553,831
*	Airbus SE	172,375	22,011,119
	Alstom SA	96,782	3,137,646
Ω	Amundi SA	24,018	1,867,071
	Arkema SA	63,365	9,369,662
	AXA SA	360,553	11,419,072
	BioMerieux	14,460	1,695,621
	BNP Paribas SA	263,532	18,813,387
	Bollore SA	332,511	1,792,303
	Bouygues SA	154,935	5,464,101
	Bureau Veritas SA	128,593	3,679,346
	Capgemini SE	55,549	12,488,324
	Carrefour SA	475,879	9,056,734
	Cie de Saint-Gobain	236,296	15,989,551
#	Cie Generale des Etablissements Michelin SCA	108,150	18,096,068
	CNP Assurances	92,953	2,288,054
	Credit Agricole SA	227,815	3,427,350
	Danone SA, Sponsored ADR	1,603	20,070
	Danone SA	186,881	11,652,230
	Dassault Aviation SA	9,740	1,157,525
	Dassault Systemes SE	130,587	6,314,975
	Edenred	81,026	3,480,257

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eiffage SA	77,712	$8,165,447
	Electricite de France SA	153,836	1,479,626
	Engie SA	589,333	9,065,003
	EssilorLuxottica SA	48,105	9,100,765
	Eurazeo SE	1,602	127,292
	Eurofins Scientific SE	61,620	6,186,824
Ω	Euronext NV	32,287	3,112,864
	Faurecia SE	4,800	209,285
#	Getlink SE	135,102	2,131,216
	Hermes International	9,337	14,018,749
	Ipsen SA	29,135	2,834,858
	Kering SA	22,325	16,671,524
Ω	La Francaise des Jeux SAEM	32,800	1,358,039
	Legrand SA	103,472	10,530,659
	L'Oreal SA	51,173	21,858,374
	LVMH Moet Hennessy Louis Vuitton SE	80,391	66,031,335
#	Orange SA, Sponsored ADR	22,324	260,968
	Orange SA	1,406,145	16,518,622
	Orpea SA	26,062	1,144,231
	Pernod Ricard SA	33,839	7,238,138
	Publicis Groupe SA	132,800	8,998,644
#	Remy Cointreau SA	7,487	1,561,289
*	Renault SA	105,177	4,179,988
#	Safran SA	63,519	7,690,196
	Sanofi	213,213	22,293,980
	Sartorius Stedim Biotech	9,315	4,084,731
	Schneider Electric SE	117,476	19,899,890
	SEB SA	18,657	2,831,573
	Societe Generale SA	287,817	10,683,862
	Sodexo SA	42,672	3,968,651
	Sodexo SA	16,625	1,532,291
*	SOITEC	6,778	1,237,446
	STMicroelectronics NV	178,896	8,411,820
#	STMicroelectronics NV	33,658	1,579,907
	Teleperformance	18,259	6,876,142
	Thales SA	60,885	5,616,485
	TotalEnergies SE, Sponsored ADR	18,895	1,073,236
	TotalEnergies SE	675,015	38,386,363
*	Ubisoft Entertainment SA	43,982	2,523,884
	Valeo	210,255	5,884,744
	Veolia Environnement SA, ADR	17,086	616,292
	Veolia Environnement SA	103,111	3,724,861
	Vinci SA	147,957	16,217,053
	Vivendi SE	108,105	1,416,750
*Ω	Worldline SA	67,679	3,280,413
TOTAL FRANCE			573,929,294
GERMANY — (7.1%)
	Adidas AG	48,528	13,316,917
	Allianz SE	58,773	15,090,116
	Allianz SE, Sponsored ADR	167,341	4,287,276
#	Aroundtown SA	360,915	2,229,204
	BASF SE	231,737	17,748,479
	Bayer AG	332,314	20,189,357
	Bayerische Motoren Werke AG	147,468	15,608,441
	Bechtle AG	44,733	2,685,876
	Beiersdorf AG	20,019	1,991,160
	Brenntag SE	83,558	7,158,937
	Carl Zeiss Meditec AG	7,407	1,191,196

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Commerzbank AG	435,124	$3,757,427
*	Continental AG	58,740	5,694,849
Ω	Covestro AG	169,585	10,173,910
	Daimler AG	320,152	25,546,121
*	Daimler Truck Holding AG	160,076	5,643,299
*Ω	Delivery Hero SE	24,389	1,882,586
*	Deutsche Bank AG	740,798	10,290,310
	Deutsche Boerse AG	54,979	9,772,649
#*	Deutsche Lufthansa AG	166,852	1,297,411
	Deutsche Post AG	337,563	20,314,739
	Deutsche Telekom AG	1,271,712	24,008,619
Ω	DWS Group GmbH & Co. KGaA	11,300	454,869
	E.ON SE	987,173	13,615,554
	Evonik Industries AG	90,639	2,956,978
*	Evotec SE	20,663	836,122
	Fresenius Medical Care AG & Co. KGaA	120,499	8,193,133
	Fresenius SE & Co. KGaA	200,905	8,293,429
	GEA Group AG	46,264	2,185,749
	Hannover Rueck SE	17,608	3,552,275
#Ω	Hapag-Lloyd AG	12,305	3,673,319
	HeidelbergCement AG	73,792	5,135,079
*	HelloFresh SE	60,740	4,044,112
	Henkel AG & Co. KGaA	29,111	2,300,088
	Infineon Technologies AG	253,530	10,528,529
	KION Group AG	61,560	5,691,424
	Knorr-Bremse AG	12,393	1,256,522
	LEG Immobilien SE	26,919	3,571,040
	Merck KGaA	29,324	6,430,703
	MTU Aero Engines AG	15,983	3,401,009
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,568	8,411,028
	Nemetschek SE	32,759	3,027,984
	Puma SE	22,463	2,402,474
*	QIAGEN NV	85,972	4,251,807
	Rational AG	1,973	1,653,998
	RTL Group SA	27,409	1,551,500
	RWE AG	257,480	10,861,090
	SAP SE	212,517	26,662,639
	Siemens AG	146,649	23,283,623
#*	Siemens Energy AG	138,679	3,119,287
Ω	Siemens Healthineers AG	48,068	3,088,958
	Symrise AG	37,746	4,510,623
*	Talanx AG	26,647	1,275,358
	Telefonica Deutschland Holding AG	927,240	2,661,893
*	thyssenkrupp AG	78,995	812,992
	Uniper SE	47,883	2,166,696
	United Internet AG	74,272	2,912,698
*	Vitesco Technologies Group AG, Class A	11,748	581,591
	Volkswagen AG	13,157	3,809,979
	Vonovia SE	167,972	9,566,976
	Wacker Chemie AG	10,491	1,531,058
*Ω	Zalando SE	36,364	2,886,134
TOTAL GERMANY			427,029,199
HONG KONG — (2.2%)
	AIA Group Ltd.	3,249,000	33,918,943
	ASM Pacific Technology Ltd.	118,200	1,182,586
	Bank of East Asia Ltd.	385,272	657,547
Ω	BOC Aviation Ltd.	203,200	1,708,340
	BOC Hong Kong Holdings Ltd.	688,000	2,656,600

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	Budweiser Brewing Co. APAC Ltd.	349,400	$922,952
#*	Cathay Pacific Airways Ltd.	486,000	405,985
	Chow Tai Fook Jewellery Group Ltd.	594,400	1,044,345
	CK Asset Holdings Ltd.	706,986	4,719,419
	CK Hutchison Holdings Ltd.	743,462	5,284,026
	CK Infrastructure Holdings Ltd.	226,000	1,392,695
	CLP Holdings Ltd.	305,900	3,061,295
*Ω	ESR Cayman Ltd.	316,600	1,073,495
*	Galaxy Entertainment Group Ltd.	370,000	2,142,767
	Hang Lung Properties Ltd.	968,000	2,070,960
	Hang Seng Bank Ltd.	191,900	3,799,199
	Henderson Land Development Co. Ltd.	505,571	2,210,960
	HK Electric Investments & HK Electric Investments Ltd.	818,500	814,909
	HKT Trust & HKT Ltd.	3,060,000	4,175,661
	Hong Kong & China Gas Co. Ltd.	2,237,661	3,448,814
	Hong Kong Exchanges & Clearing Ltd.	349,451	19,945,158
Ω	JS Global Lifestyle Co. Ltd.	347,500	555,324
	L'Occitane International SA	57,000	224,790
	Man Wah Holdings Ltd.	801,600	1,239,261
*	Melco Resorts & Entertainment Ltd., ADR	34,136	360,476
	MTR Corp. Ltd.	294,314	1,593,070
	New World Development Co. Ltd.	692,215	2,825,836
	Orient Overseas International Ltd.	82,500	2,043,467
	Power Assets Holdings Ltd.	277,707	1,706,401
	Prada SpA	186,900	1,142,865
*	Sands China Ltd.	261,200	728,344
	Sino Land Co. Ltd.	1,670,554	2,164,526
	SITC International Holdings Co. Ltd.	675,000	2,572,815
	Sun Hung Kai Properties Ltd.	244,608	2,984,341
	Swire Pacific Ltd., Class A	235,500	1,426,677
	Swire Pacific Ltd., Class B	387,500	384,135
	Swire Properties Ltd.	188,600	502,755
	Techtronic Industries Co. Ltd.	442,000	7,293,040
Ω	WH Group Ltd.	6,410,735	4,288,844
	Wharf Real Estate Investment Co. Ltd.	290,609	1,382,146
	Xinyi Glass Holdings Ltd.	871,000	2,308,990
TOTAL HONG KONG			134,364,759
IRELAND — (0.6%)
*	AIB Group PLC	201,139	531,267
	CRH PLC, Sponsored ADR	250,228	12,613,994
*	Flutter Entertainment PLC	42,204	6,424,543
	Kerry Group PLC,Class A	32,177	4,044,270
	Kingspan Group PLC	53,021	5,103,644
	Smurfit Kappa Group PLC	174,089	9,175,469
TOTAL IRELAND			37,893,187
ISRAEL — (0.7%)
*	Airport City Ltd.	14,487	353,147
	Alony Hetz Properties & Investments Ltd.	55,963	1,045,436
	Amot Investments Ltd.	77,083	654,025
	Ashtrom Group Ltd.	11,611	325,277
	Azrieli Group Ltd.	5,030	454,789
	Bank Hapoalim BM	262,402	2,723,139
	Bank Leumi Le-Israel BM	461,913	4,954,013
*	Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	1,304,957
	Big Shopping Centers Ltd.	2,241	360,109
	Elbit Systems Ltd.	9,775	1,625,711

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Ltd.	345	$251,528
#	First International Bank of Israel Ltd.	40,435	1,683,465
	Gav-Yam Lands Corp. Ltd.	19,972	254,033
#	ICL Group Ltd.	178,981	1,618,618
	Israel Discount Bank Ltd., Class A	458,720	3,076,105
	Maytronics Ltd.	16,844	360,970
#*	Melisron Ltd.	9,415	829,443
	Mivne Real Estate KD Ltd.	150,501	643,523
	Mizrahi Tefahot Bank Ltd.	58,680	2,268,419
#*	Nice Ltd., Sponsored ADR	10,717	2,744,195
*	Nova Ltd.	10,158	1,188,817
	Phoenix Holdings Ltd.	136,655	1,631,537
	Shapir Engineering & Industry Ltd.	82,774	798,628
#*	Shikun & Binui Ltd.	124,853	806,887
	Strauss Group Ltd.	28,156	934,072
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	557,028	4,695,746
*	Tower Semiconductor Ltd.	71,467	2,463,605
TOTAL ISRAEL			40,050,194
ITALY — (2.0%)
	Amplifon SpA	66,280	2,817,303
	Assicurazioni Generali SpA	439,974	9,259,141
*	Atlantia SpA	150,060	2,784,405
	Banca Mediolanum SpA	96,969	942,626
	CNH Industrial NV	357,713	5,452,295
	Davide Campari-Milano NV	109,082	1,369,557
	DiaSorin SpA	7,932	1,222,808
	Enel SpA	2,271,536	17,483,099
	Eni SpA	731,262	10,984,426
	Ferrari NV	36,720	8,463,541
	FinecoBank Banca Fineco SpA	255,614	4,297,450
#Ω	Infrastrutture Wireless Italiane SpA	150,616	1,624,003
	Interpump Group SpA	16,223	1,001,828
	Intesa Sanpaolo SpA	3,031,862	9,010,204
*	Iveco Group NV	71,543	761,147
	Mediobanca Banca di Credito Finanziario SpA	293,203	3,359,113
	Moncler SpA	56,996	3,657,978
#*Ω	Nexi SpA	50,087	732,646
Ω	Poste Italiane SpA	196,592	2,638,776
	Prysmian SpA	49,036	1,653,569
	Recordati Industria Chimica e Farmaceutica SpA	60,469	3,387,503
	Snam SpA	661,149	3,704,867
	Stellantis NV	82,519	1,593,349
	Stellantis NV	26,989	520,618
	Telecom Italia SpA	6,106,646	2,877,937
	Telecom Italia SpA	4,281,711	1,912,071
	Telecom Italia SpA, Sponsored ADR	53,165	249,875
	Tenaris SA	101,644	1,240,759
	Tenaris SA, ADR	49,576	1,208,663
	Terna - Rete Elettrica Nazionale	354,252	2,783,504
	UniCredit SpA	766,324	12,179,504
#	UnipolSai Assicurazioni SpA	317,629	927,380
TOTAL ITALY			122,101,945
JAPAN — (20.6%)
	ABC-Mart, Inc.	11,700	534,212
	Acom Co. Ltd.	186,700	523,991
	Advantest Corp.	61,900	5,268,466

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Co. Ltd.	219,700	$5,006,336
	AEON Financial Service Co. Ltd.	73,500	771,410
	Aeon Mall Co. Ltd.	38,848	561,604
	AGC, Inc.	118,400	5,434,014
	Aica Kogyo Co. Ltd.	24,100	663,976
	Air Water, Inc.	175,500	2,675,050
	Aisin Corp.	86,700	3,148,334
	Ajinomoto Co., Inc.	151,100	4,215,915
	Alfresa Holdings Corp.	87,600	1,249,076
	Alps Alpine Co. Ltd.	101,800	1,110,278
	Amada Co. Ltd.	164,800	1,595,511
*	ANA Holdings, Inc.	25,500	538,502
#	Anritsu Corp.	81,800	1,129,568
	Aozora Bank Ltd.	50,200	1,128,642
	As One Corp.	9,800	485,562
	Asahi Group Holdings Ltd.	118,300	4,829,089
	Asahi Intecc Co. Ltd.	37,200	634,669
	Asahi Kasei Corp.	689,900	6,814,778
	Asics Corp.	64,800	1,258,133
	Astellas Pharma, Inc.	348,875	5,631,039
	Azbil Corp.	33,800	1,327,586
	Bandai Namco Holdings, Inc.	63,900	4,491,412
	Bank of Kyoto Ltd.	27,788	1,295,551
	BayCurrent Consulting, Inc.	3,300	1,252,411
	Benefit One, Inc.	24,600	748,168
	Benesse Holdings, Inc.	55,600	1,084,323
	Bridgestone Corp.	145,713	6,380,950
	Brother Industries Ltd.	132,000	2,430,920
	Calbee, Inc.	57,600	1,325,822
	Canon Marketing Japan, Inc.	23,700	484,050
	Canon, Inc., Sponsored ADR	22,768	540,057
	Canon, Inc.	144,000	3,405,705
	Capcom Co. Ltd.	58,000	1,400,163
	Casio Computer Co. Ltd.	93,900	1,174,398
	Central Japan Railway Co.	26,345	3,456,743
	Chiba Bank Ltd.	198,137	1,280,890
	Chubu Electric Power Co., Inc.	146,800	1,470,334
	Chugai Pharmaceutical Co. Ltd.	183,900	5,973,028
	Chugoku Electric Power Co., Inc.	101,200	795,394
	Coca-Cola Bottlers Japan Holdings, Inc.	57,060	669,334
	COMSYS Holdings Corp.	60,800	1,446,687
	Concordia Financial Group Ltd.	419,764	1,724,959
	Cosmos Pharmaceutical Corp.	6,400	799,262
	Create SD Holdings Co. Ltd.	8,200	221,311
	Credit Saison Co. Ltd.	127,600	1,424,309
	CyberAgent, Inc.	104,400	1,217,326
	Dai Nippon Printing Co. Ltd.	80,600	1,934,813
	Daicel Corp.	107,400	792,224
	Daifuku Co. Ltd.	20,549	1,426,609
	Dai-ichi Life Holdings, Inc.	175,965	3,960,876
	Daiichi Sankyo Co. Ltd.	215,738	4,847,629
	Daiichikosho Co. Ltd.	7,200	204,020
	Daikin Industries Ltd.	69,400	14,570,117
	Daio Paper Corp.	59,700	971,310
	Daito Trust Construction Co. Ltd.	31,700	3,634,930
	Daiwa House Industry Co. Ltd.	228,500	6,668,353
	Daiwa Securities Group, Inc.	513,300	3,092,990
	DeNA Co. Ltd.	41,400	643,776
	Denka Co. Ltd.	80,900	2,849,156

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denso Corp.	70,200	$5,239,284
	Dentsu Group, Inc.	58,882	2,039,188
*	Descente Ltd.	8,800	274,208
	DIC Corp.	77,900	1,998,548
	Dip Corp.	3,700	117,140
	Disco Corp.	9,400	2,584,565
	Dowa Holdings Co. Ltd.	36,840	1,597,154
	East Japan Railway Co.	54,300	3,100,687
	Ebara Corp.	50,000	2,450,582
	Eisai Co. Ltd.	33,400	1,672,840
	Electric Power Development Co. Ltd.	50,000	656,118
	ENEOS Holdings, Inc.	1,844,870	7,347,425
#	Ezaki Glico Co. Ltd.	21,300	690,595
	Fancl Corp.	28,000	713,117
	FANUC Corp.	25,100	4,963,483
	Fast Retailing Co. Ltd.	17,500	10,298,133
	Food & Life Cos. Ltd.	39,300	1,177,509
	FP Corp.	31,200	1,002,145
	Fuji Corp.	18,600	429,344
	Fuji Electric Co. Ltd.	61,400	3,281,600
	Fuji Kyuko Co. Ltd.	4,800	172,276
	Fuji Media Holdings, Inc.	21,500	216,917
	FUJIFILM Holdings Corp.	54,900	3,680,276
	Fujitsu General Ltd.	30,200	612,848
	Fujitsu Ltd.	68,544	9,061,402
	Fukuoka Financial Group, Inc.	88,700	1,741,992
	Fukuyama Transporting Co. Ltd.	16,207	510,105
	Fuyo General Lease Co. Ltd.	2,900	192,353
	GMO internet, Inc.	38,900	832,289
	GMO Payment Gateway, Inc.	9,000	789,766
	Goldwin, Inc.	11,000	570,967
	Hakuhodo DY Holdings, Inc.	62,100	951,231
	Hamamatsu Photonics KK	26,500	1,355,774
	Hankyu Hanshin Holdings, Inc.	78,648	2,290,343
#	Harmonic Drive Systems, Inc.	16,000	632,843
	Haseko Corp.	275,600	3,499,447
	Hikari Tsushin, Inc.	10,300	1,236,667
	Hino Motors Ltd.	116,200	1,010,058
	Hirose Electric Co. Ltd.	9,900	1,475,672
	Hisamitsu Pharmaceutical Co., Inc.	19,380	590,467
	Hitachi Construction Machinery Co. Ltd.	33,200	844,186
	Hitachi Ltd.	297,615	15,468,838
*	Hitachi Metals Ltd.	66,300	1,195,567
	Hitachi Transport System Ltd.	27,815	1,275,262
	Honda Motor Co. Ltd., Sponsored ADR	30,582	903,698
	Honda Motor Co. Ltd.	344,569	10,148,512
	Horiba Ltd.	17,300	931,193
	Hoshizaki Corp.	8,500	628,102
	House Foods Group, Inc.	27,900	716,957
	Hoya Corp.	112,100	14,535,821
	Hulic Co. Ltd.	183,900	1,777,514
	Ibiden Co. Ltd.	38,000	2,123,454
	Idemitsu Kosan Co. Ltd.	141,639	3,629,023
	IHI Corp.	138,400	2,794,738
	Iida Group Holdings Co. Ltd.	59,650	1,240,995
	Information Services International-Dentsu Ltd.	1,900	59,234
	Inpex Corp.	443,817	4,486,764
	Internet Initiative Japan, Inc.	23,600	781,587
	Isetan Mitsukoshi Holdings Ltd.	170,980	1,344,051

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isuzu Motors Ltd.	337,593	$4,135,514
	Ito En Ltd.	10,700	576,346
	ITOCHU Corp.	355,500	11,420,958
	Itochu Techno-Solutions Corp.	28,300	772,027
	Iwatani Corp.	32,900	1,551,027
	Izumi Co. Ltd.	31,900	882,407
	J Front Retailing Co. Ltd.	112,300	1,007,475
*	Japan Airlines Co. Ltd.	44,900	849,848
#*	Japan Airport Terminal Co. Ltd.	15,700	680,255
	Japan Exchange Group, Inc.	167,200	3,439,445
	Japan Post Holdings Co. Ltd.	238,490	2,035,639
	Japan Post Insurance Co. Ltd.	62,700	1,099,361
	Japan Tobacco, Inc.	388,900	7,764,340
	JCR Pharmaceuticals Co. Ltd.	27,000	475,557
	Jeol Ltd.	14,500	790,574
	JFE Holdings, Inc.	273,713	3,516,349
	JGC Holdings Corp.	105,200	1,033,723
*	JMDC, Inc.	4,800	222,770
	JSR Corp.	32,300	1,070,686
	JTEKT Corp.	118,760	1,033,058
	Justsystems Corp.	13,500	584,310
	Kadokawa Corp.	30,600	635,383
	Kagome Co. Ltd.	23,200	603,696
	Kajima Corp.	260,300	3,143,800
	Kakaku.com, Inc.	38,000	787,039
	Kamigumi Co. Ltd.	48,000	927,527
	Kaneka Corp.	34,800	1,133,607
	Kansai Electric Power Co., Inc.	178,800	1,687,715
	Kansai Paint Co. Ltd.	34,000	705,765
	Kao Corp.	131,100	6,551,271
	Katitas Co. Ltd.	17,800	542,918
	Kawasaki Heavy Industries Ltd.	73,000	1,414,634
	KDDI Corp.	742,300	23,715,523
	Keihan Holdings Co. Ltd.	38,400	890,457
	Keikyu Corp.	71,900	735,882
	Keio Corp.	19,800	890,616
	Keisei Electric Railway Co. Ltd.	24,000	677,307
	Kewpie Corp.	65,900	1,359,492
	Keyence Corp.	32,004	16,415,569
	Kikkoman Corp.	31,400	2,373,461
	Kinden Corp.	65,500	936,265
*	Kintetsu Group Holdings Co. Ltd.	32,128	933,496
	Kirin Holdings Co. Ltd.	217,700	3,489,327
	Kobayashi Pharmaceutical Co. Ltd.	11,400	887,751
	Kobe Bussan Co. Ltd.	34,800	1,083,303
	Koei Tecmo Holdings Co. Ltd.	8,762	316,980
	Koito Manufacturing Co. Ltd.	47,800	2,400,061
	Komatsu Ltd.	226,700	5,696,731
	Konami Holdings Corp.	26,300	1,417,828
	Konica Minolta, Inc.	236,800	998,209
	Kose Corp.	5,790	529,377
	K's Holdings Corp.	114,556	1,127,309
	Kubota Corp.	212,700	4,561,464
	Kuraray Co. Ltd.	243,000	2,183,073
	Kurita Water Industries Ltd.	31,600	1,284,967
	Kusuri no Aoki Holdings Co. Ltd.	8,200	489,156
	Kyocera Corp.	59,915	3,695,036
	Kyowa Exeo Corp.	45,800	930,837
	Kyowa Kirin Co. Ltd.	32,300	805,071

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyudenko Corp.	33,600	$859,406
	Kyushu Electric Power Co., Inc.	128,400	951,416
	Kyushu Railway Co.	41,400	864,867
	Lasertec Corp.	24,400	5,473,832
	Lawson, Inc.	34,500	1,512,103
	Lion Corp.	114,700	1,498,663
	Lixil Corp.	138,140	3,162,044
	M3, Inc.	132,200	5,082,639
	Mabuchi Motor Co. Ltd.	20,600	648,584
	Makita Corp.	53,800	2,013,380
	Marubeni Corp.	475,900	4,896,982
	Marui Group Co. Ltd.	75,200	1,450,894
	Maruichi Steel Tube Ltd.	30,900	688,324
	MatsukiyoCocokara & Co.	39,480	1,351,322
*	Mazda Motor Corp.	202,299	1,558,461
	McDonald's Holdings Co. Japan Ltd.	20,800	908,345
	Mebuki Financial Group, Inc.	513,249	1,144,941
	Medipal Holdings Corp.	81,450	1,465,697
	MEIJI Holdings Co. Ltd.	62,312	3,887,122
	Menicon Co. Ltd.	25,600	568,084
*	Mercari, Inc.	9,900	373,881
	Minebea Mitsumi, Inc.	163,900	4,010,728
	MISUMI Group, Inc.	53,500	1,735,640
	Mitsubishi Chemical Holdings Corp.	809,990	6,353,710
	Mitsubishi Corp.	224,800	7,632,504
	Mitsubishi Electric Corp.	483,800	6,058,820
	Mitsubishi Estate Co. Ltd.	290,353	4,181,787
	Mitsubishi Gas Chemical Co., Inc.	74,800	1,432,817
	Mitsubishi HC Capital, Inc.	613,970	3,170,960
	Mitsubishi Heavy Industries Ltd.	194,300	5,277,070
	Mitsubishi Logistics Corp.	28,700	692,778
	Mitsubishi Materials Corp.	62,400	1,113,123
*	Mitsubishi Motors Corp.	269,299	768,905
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	5,530,719
	Mitsubishi UFJ Financial Group, Inc.	1,366,772	8,284,387
	Mitsui & Co. Ltd., Sponsored ADR	2,088	1,035,919
	Mitsui & Co. Ltd.	256,055	6,384,826
	Mitsui Chemicals, Inc.	121,900	3,260,170
	Mitsui Fudosan Co. Ltd.	170,000	3,644,347
#	Mitsui High-Tec, Inc.	7,100	525,473
	Mitsui OSK Lines Ltd.	33,000	2,555,601
	Miura Co. Ltd.	27,900	823,751
	Mizuho Financial Group, Inc.	446,012	6,041,679
*	Money Forward, Inc.	6,100	277,588
	MonotaRO Co. Ltd.	62,000	1,018,709
	Morinaga Milk Industry Co. Ltd.	30,100	1,459,311
	MS&AD Insurance Group Holdings, Inc.	83,495	2,863,838
	Murata Manufacturing Co. Ltd.	159,900	12,021,805
	Nabtesco Corp.	51,000	1,594,207
*	Nagoya Railroad Co. Ltd.	60,728	958,957
	Nankai Electric Railway Co. Ltd.	32,500	645,248
	NEC Corp.	146,355	5,709,775
	NEC Networks & System Integration Corp.	28,800	415,592
	NET One Systems Co. Ltd.	55,600	1,319,766
	Nexon Co. Ltd.	98,500	1,856,884
	NGK Insulators Ltd.	129,000	2,179,807
	NGK Spark Plug Co. Ltd.	119,400	2,029,790
	NH Foods Ltd.	45,300	1,746,957
	Nichirei Corp.	82,300	1,893,837

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nidec Corp.	87,600	$7,763,970
	Nifco, Inc.	72,200	2,101,817
	Nihon Kohden Corp.	50,800	1,347,369
	Nihon M&A Center, Inc.	103,000	1,621,551
	Nihon Unisys Ltd.	49,200	1,294,344
	Nikon Corp.	142,100	1,483,093
	Nintendo Co. Ltd.	30,500	14,946,262
	Nippon Electric Glass Co. Ltd.	32,900	821,852
	Nippon Express Holdings, Inc.	44,200	2,619,457
#	Nippon Paint Holdings Co. Ltd.	92,400	738,961
	Nippon Sanso Holdings Corp.	85,600	1,699,912
	Nippon Shinyaku Co. Ltd.	13,700	895,580
	Nippon Shokubai Co. Ltd.	15,200	715,802
	Nippon Steel Corp.	228,442	3,733,783
	Nippon Telegraph & Telephone Corp.	296,900	8,496,605
#	Nippon Yusen KK	122,100	9,571,824
	Nissan Chemical Corp.	43,300	2,349,384
*	Nissan Motor Co. Ltd.	527,700	2,792,898
	Nisshin Seifun Group, Inc.	80,770	1,134,187
	Nissin Foods Holdings Co. Ltd.	18,900	1,340,627
	Nitori Holdings Co. Ltd.	21,400	3,065,819
	Nitto Denko Corp.	75,800	5,901,759
	NOF Corp.	33,800	1,547,707
	NOK Corp.	45,780	489,476
	Nomura Holdings, Inc.	251,500	1,111,013
	Nomura Holdings, Inc., Sponsored ADR	541,211	2,402,977
	Nomura Real Estate Holdings, Inc.	84,900	1,988,089
	Nomura Research Institute Ltd.	102,234	3,578,791
	NS Solutions Corp.	22,700	645,549
#	NSK Ltd.	194,253	1,325,006
	NTT Data Corp.	232,100	4,449,527
	Obayashi Corp.	357,300	2,894,897
	OBIC Business Consultants Co. Ltd.	9,700	365,810
	Obic Co. Ltd.	12,300	2,032,227
	Odakyu Electric Railway Co. Ltd.	55,400	978,960
	Oji Holdings Corp.	516,100	2,747,239
	Olympus Corp.	340,700	7,623,860
	Omron Corp.	37,600	2,748,916
	Ono Pharmaceutical Co. Ltd.	119,500	2,898,078
	Open House Group Co. Ltd.	34,000	1,760,289
	Oracle Corp.	12,300	919,924
	Orient Corp.	373,200	398,866
	Oriental Land Co. Ltd.	22,400	3,899,467
	ORIX Corp.	402,000	8,292,103
	Osaka Gas Co. Ltd.	85,500	1,454,046
	Otsuka Corp.	31,800	1,290,342
	Otsuka Holdings Co. Ltd.	61,800	2,108,450
	PALTAC Corp.	11,700	448,428
	Pan Pacific International Holdings Corp.	133,300	1,794,062
	Panasonic Corp.	840,587	9,254,447
#	Panasonic Corp., Sponsored ADR	102,791	1,132,243
*	Park24 Co. Ltd.	75,700	1,145,131
*	PeptiDream, Inc.	39,300	705,543
	Persol Holdings Co. Ltd.	56,200	1,450,848
	Pigeon Corp.	54,700	1,066,194
	Pola Orbis Holdings, Inc.	22,700	338,329
	Rakus Co. Ltd.	24,600	495,556
*	Rakuten Group, Inc.	174,213	1,511,363
	Recruit Holdings Co. Ltd.	356,200	17,606,459

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Relo Group, Inc.	63,800	$1,151,370
*	Renesas Electronics Corp.	304,100	3,490,098
	Rengo Co. Ltd.	168,900	1,260,358
	Resona Holdings, Inc.	735,331	3,160,038
	Ricoh Co. Ltd.	245,300	2,071,414
	Rinnai Corp.	12,800	1,143,104
	Rohm Co. Ltd.	24,662	2,077,456
	Rohto Pharmaceutical Co. Ltd.	56,800	1,568,605
	Ryohin Keikaku Co. Ltd.	124,500	1,787,741
	Sankyu, Inc.	50,500	1,826,975
	Santen Pharmaceutical Co. Ltd.	122,500	1,390,886
	Sanwa Holdings Corp.	177,500	1,922,159
	SBI Holdings, Inc.	149,950	3,868,081
	SCREEN Holdings Co. Ltd.	19,000	1,906,762
	SCSK Corp.	66,300	1,121,892
	Secom Co. Ltd.	46,000	3,239,046
	Sega Sammy Holdings, Inc.	77,448	1,300,403
*	Seibu Holdings, Inc.	86,300	846,656
	Seiko Epson Corp.	199,100	3,101,281
	Seino Holdings Co. Ltd.	71,200	706,408
	Sekisui Chemical Co. Ltd.	177,100	3,096,414
#	Sekisui House Ltd.	263,560	5,339,768
	Seria Co. Ltd.	23,700	596,416
	Seven & I Holdings Co. Ltd.	278,476	14,162,909
	Seven Bank Ltd.	441,500	933,074
	SG Holdings Co. Ltd.	109,000	2,313,881
	Sharp Corp.	101,100	1,123,839
*	SHIFT, Inc.	3,800	631,374
	Shimadzu Corp.	60,600	2,186,553
	Shimamura Co. Ltd.	11,854	1,084,595
	Shimano, Inc.	14,500	3,251,510
	Shimizu Corp.	312,700	2,082,090
	Shin-Etsu Chemical Co. Ltd.	76,000	12,715,506
	Shinko Electric Industries Co. Ltd.	22,700	1,044,615
	Shionogi & Co. Ltd.	49,800	2,838,234
	Ship Healthcare Holdings, Inc.	48,000	1,077,353
	Shiseido Co. Ltd.	72,700	3,667,278
	Shizuoka Bank Ltd.	170,470	1,339,463
	SHO-BOND Holdings Co. Ltd.	15,300	669,991
	Showa Denko KK	136,600	2,837,697
#	Skylark Holdings Co. Ltd.	139,100	1,817,482
	SMC Corp.	6,900	3,848,554
	SMS Co. Ltd.	32,900	904,507
	Softbank Corp.	656,300	8,227,286
	SoftBank Group Corp.	433,676	19,211,647
	Sohgo Security Services Co. Ltd.	32,200	1,167,815
	Sojitz Corp.	114,999	1,802,238
	Sompo Holdings, Inc.	103,394	4,838,161
	Sony Group Corp.	367,700	41,134,035
	Square Enix Holdings Co. Ltd.	27,500	1,348,543
	Stanley Electric Co. Ltd.	57,900	1,353,375
	Subaru Corp.	320,586	5,835,097
	Sugi Holdings Co. Ltd.	21,000	1,231,959
	SUMCO Corp.	145,300	2,678,763
	Sumitomo Chemical Co. Ltd.	908,548	4,581,853
	Sumitomo Corp.	195,700	3,024,623
	Sumitomo Dainippon Pharma Co. Ltd.	75,769	824,688
	Sumitomo Electric Industries Ltd.	353,200	4,682,900
	Sumitomo Forestry Co. Ltd.	92,400	1,626,757

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	88,500	$2,324,227
	Sumitomo Metal Mining Co. Ltd.	86,436	3,992,453
	Sumitomo Mitsui Financial Group, Inc.	241,840	8,711,307
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,265,254
	Sumitomo Realty & Development Co. Ltd.	133,000	4,115,044
	Sumitomo Rubber Industries Ltd.	148,400	1,544,220
	Sundrug Co. Ltd.	47,800	1,203,694
	Suntory Beverage & Food Ltd.	69,600	2,672,549
	Suzuken Co. Ltd.	33,738	1,001,358
	Suzuki Motor Corp.	94,100	4,006,224
	Sysmex Corp.	52,200	4,968,964
	T&D Holdings, Inc.	190,200	2,810,833
	Taiheiyo Cement Corp.	119,900	2,385,554
	Taisei Corp.	110,600	3,625,584
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	795,617
	Taiyo Yuden Co. Ltd.	60,600	2,943,414
	Takara Bio, Inc.	16,000	320,959
	Takara Holdings, Inc.	36,800	356,945
	Takeda Pharmaceutical Co. Ltd.	509,252	14,759,744
	TBS Holdings, Inc.	17,600	263,215
	TDK Corp.	175,502	6,338,234
	TechnoPro Holdings, Inc.	62,400	1,596,326
	Teijin Ltd.	186,000	2,344,852
	Terumo Corp.	133,900	4,887,863
	THK Co. Ltd.	60,300	1,506,697
	TIS, Inc.	87,900	2,311,828
	Tobu Railway Co. Ltd.	35,200	824,497
	Toda Corp.	117,400	758,427
	Toei Animation Co. Ltd.	4,400	333,438
	Toei Co. Ltd.	2,800	415,682
	Toho Co. Ltd.	21,800	844,481
	Toho Gas Co. Ltd.	25,100	686,002
	Tohoku Electric Power Co., Inc.	127,100	895,277
	Tokai Carbon Co. Ltd.	86,000	891,964
	Tokio Marine Holdings, Inc.	127,081	7,583,387
	Tokyo Century Corp.	35,400	1,746,967
*	Tokyo Electric Power Co. Holdings, Inc.	453,700	1,208,770
	Tokyo Electron Ltd.	43,700	21,375,111
	Tokyo Gas Co. Ltd.	94,000	1,898,023
	Tokyo Ohka Kogyo Co. Ltd.	13,400	793,772
	Tokyo Tatemono Co. Ltd.	101,019	1,505,834
	Tokyu Corp.	91,317	1,213,412
	Tokyu Fudosan Holdings Corp.	367,300	2,012,135
	Toppan, Inc.	100,000	1,902,204
	Toray Industries, Inc.	571,293	3,610,465
	Toshiba Corp.	88,800	3,677,211
	Toshiba TEC Corp.	17,400	655,619
	Tosoh Corp.	159,400	2,494,051
	TOTO Ltd.	42,000	1,807,699
	Toyo Seikan Group Holdings Ltd.	72,000	877,019
	Toyo Suisan Kaisha Ltd.	39,600	1,622,522
	Toyo Tire Corp.	110,400	1,560,969
	Toyoda Gosei Co. Ltd.	47,500	998,313
	Toyota Boshoku Corp.	67,300	1,192,921
	Toyota Industries Corp.	26,000	2,028,223
#	Toyota Motor Corp., Sponsored ADR	50,791	10,079,474
	Toyota Motor Corp.	2,420,615	47,839,028
	Toyota Tsusho Corp.	88,960	3,607,639
*	Trend Micro, Inc., Sponsored ADR	777	41,282

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Trend Micro, Inc.	42,500	$2,254,735
	Tsumura & Co.	25,800	731,756
	Tsuruha Holdings, Inc.	18,700	1,506,179
	Ube Industries Ltd.	86,755	1,559,818
	Ulvac, Inc.	16,700	849,722
	Unicharm Corp.	84,500	3,265,376
	USS Co. Ltd.	99,600	1,625,541
	Welcia Holdings Co. Ltd.	22,800	615,778
	West Japan Railway Co.	34,200	1,433,108
#	Workman Co. Ltd.	8,300	366,543
	Yakult Honsha Co. Ltd.	32,200	1,632,587
	Yamada Holdings Co. Ltd.	365,600	1,233,850
	Yamaha Corp.	20,800	947,547
	Yamaha Motor Co. Ltd.	147,300	3,507,729
	Yamato Holdings Co. Ltd.	140,200	2,985,452
	Yamazaki Baking Co. Ltd.	65,800	940,798
	Yaoko Co. Ltd.	11,800	682,214
	Yaskawa Electric Corp.	44,600	1,867,418
	Yokogawa Electric Corp.	109,400	1,792,572
	Yokohama Rubber Co. Ltd.	95,800	1,396,629
	Z Holdings Corp.	640,400	3,252,377
	Zenkoku Hosho Co. Ltd.	44,100	1,973,833
	Zensho Holdings Co. Ltd.	53,100	1,278,457
	Zeon Corp.	86,800	1,007,231
	ZOZO, Inc.	38,500	1,025,925
TOTAL JAPAN			1,239,515,845
NETHERLANDS — (4.1%)
Ω	ABN AMRO Bank NV	201,391	3,232,136
*Ω	Adyen NV	3,907	7,950,344
	Aegon NV	335,693	1,893,810
#	Aegon NV	478,957	2,715,686
	Akzo Nobel NV	83,222	8,614,103
#	ArcelorMittal SA	285,509	8,468,185
	ASM International NV	23,853	8,195,423
	ASML Holding NV	30,871	20,908,584
	ASML Holding NV	74,552	50,486,614
	Coca-Cola Europacific Partners PLC	102,269	5,878,326
#	Heineken NV	67,737	7,264,565
	IMCD NV	27,111	4,663,631
	ING Groep NV	725,979	10,736,577
#	JDE Peet's NV	33,680	1,008,518
	Koninklijke Ahold Delhaize NV	496,137	16,087,044
	Koninklijke DSM NV	48,034	9,004,473
	Koninklijke KPN NV	3,038,814	10,023,547
	Koninklijke Philips NV	169,859	5,650,068
	Koninklijke Philips NV	69,526	2,313,827
#	NN Group NV	103,171	5,773,669
	Prosus NV	137,686	11,454,905
	Randstad NV	71,837	4,673,260
	Shell PLC	36,837	946,309
Ω	Signify NV	72,935	3,863,288
	Stellantis NV	770,246	14,873,618
	Universal Music Group NV	108,105	2,669,018
	Wolters Kluwer NV	135,366	13,777,360
TOTAL NETHERLANDS			243,126,888

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	233,998	$862,869
*	Auckland International Airport Ltd.	227,640	1,080,583
	Chorus Ltd.	321,830	1,473,716
	Contact Energy Ltd.	207,764	1,076,994
	EBOS Group Ltd.	74,806	1,923,088
	Fisher & Paykel Healthcare Corp. Ltd.	154,697	2,846,197
	Fletcher Building Ltd.	358,572	1,525,034
	Fonterra Co-operative Group Ltd.	22,286	51,507
	Genesis Energy Ltd.	157,334	276,852
	Infratil Ltd.	258,957	1,292,356
	Mainfreight Ltd.	27,514	1,518,279
	Mercury NZ Ltd.	135,382	497,735
	Meridian Energy Ltd.	240,712	693,868
	Port of Tauranga Ltd.	117,196	497,991
	Ryman Healthcare Ltd.	79,154	517,574
	Spark New Zealand Ltd.	690,945	1,974,811
	Summerset Group Holdings Ltd.	127,982	1,031,570
	Vector Ltd.	65,942	168,783
TOTAL NEW ZEALAND			19,309,807
NORWAY — (0.8%)
*	Adevinta ASA	42,423	445,074
	Aker ASA, Class A	6,205	530,800
	Aker BP ASA	35,568	1,232,403
	Arendals Fossekompani AS	1,447	65,397
	Atea ASA	41,458	702,119
	Austevoll Seafood ASA	40,796	540,302
	Bakkafrost P/F	11,509	793,413
	Borregaard ASA	58,411	1,373,837
	DNB Bank ASA	184,106	4,381,758
Ω	Elkem ASA	205,233	748,572
	Equinor ASA	303,757	8,373,917
	Gjensidige Forsikring ASA	49,938	1,219,810
*	Golar LNG Ltd.	6,906	99,101
#*	Kahoot! ASA	31,055	124,685
	Kongsberg Gruppen ASA	36,323	1,100,808
	Leroy Seafood Group ASA	71,577	596,635
#	Mowi ASA	92,851	2,278,929
#*	NEL ASA	350,630	476,068
*	Nordic Semiconductor ASA	36,982	1,095,774
	Norsk Hydro ASA	405,924	3,119,652
	Orkla ASA	154,275	1,474,314
	Salmar ASA	12,345	841,722
Ω	Scatec ASA	16,200	239,274
	Schibsted ASA, Class A	21,322	631,656
	Schibsted ASA, Class B	26,401	691,864
	SpareBank 1 SR-Bank ASA	79,319	1,185,218
	Storebrand ASA	165,283	1,762,144
	Subsea 7 SA	106,330	799,418
	Telenor ASA	181,689	3,002,690
	Tomra Systems ASA	35,649	1,782,275
*	Wallenius Wilhelmsen ASA	38,037	206,091
	Yara International ASA	49,231	2,527,905
TOTAL NORWAY			44,443,625
PORTUGAL — (0.2%)
	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	475,395	2,433,600

Large Cap International Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	EDP Renovaveis SA	106,163	$2,231,701
	Galp Energia SGPS SA	379,808	4,187,869
	Jeronimo Martins SGPS SA	109,726	2,636,831
TOTAL PORTUGAL			11,490,001
SINGAPORE — (0.8%)
*	Capitaland Investment Ltd.	453,350	1,163,237
	City Developments Ltd.	190,200	999,116
	ComfortDelGro Corp. Ltd.	666,700	673,188
	Dairy Farm International Holdings Ltd.	139,500	373,203
	DBS Group Holdings Ltd.	462,726	12,154,363
	Frasers Property Ltd.	50,400	41,501
	Genting Singapore Ltd.	1,000,900	546,934
	Golden Agri-Resources Ltd.	254,000	46,412
	Great Eastern Holdings Ltd.	13,000	203,369
	Hongkong Land Holdings Ltd.	302,300	1,637,230
	Jardine Cycle & Carriage Ltd.	71,910	1,081,049
	Keppel Corp. Ltd.	524,200	2,210,137
	NetLink NBN Trust	859,900	618,448
	Olam International Ltd.	381,455	476,631
	Oversea-Chinese Banking Corp. Ltd.	696,957	6,487,458
*	SATS Ltd.	202,436	588,765
	Sembcorp Industries Ltd.	817,920	1,389,065
*	Singapore Airlines Ltd.	413,700	1,543,144
	Singapore Exchange Ltd.	211,400	1,463,262
	Singapore Land Group Ltd.	12,595	24,303
	Singapore Technologies Engineering Ltd.	424,600	1,180,158
	Singapore Telecommunications Ltd.	1,620,950	2,939,147
	United Overseas Bank Ltd.	242,565	5,421,002
	UOL Group Ltd.	205,687	1,115,435
	Venture Corp. Ltd.	129,400	1,695,365
	Wilmar International Ltd.	606,700	1,930,023
	Yangzijiang Shipbuilding Holdings Ltd.	1,883,600	1,807,223
TOTAL SINGAPORE			49,809,168
SPAIN — (2.0%)
	Acciona SA	19,324	3,365,950
#	ACS Actividades de Construccion y Servicios SA	202,996	5,124,958
*Ω	Aena SME SA	16,607	2,683,402
#*	Amadeus IT Group SA	73,895	5,081,035
	Banco Bilbao Vizcaya Argentaria SA	892,512	5,698,360
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	640,433	4,085,963
	Banco Santander SA	4,142,437	14,525,877
	CaixaBank SA	1,470,375	4,730,756
Ω	Cellnex Telecom SA	63,539	2,881,213
	Endesa SA	168,661	3,776,080
	Ferrovial SA	94,055	2,613,653
	Fluidra SA	27,500	875,658
	Grifols SA	150,296	2,650,368
	Iberdrola SA	2,078,325	23,828,114
	Iberdrola SA	34,639	395,375
	Industria de Diseno Textil SA	322,128	9,769,948
#	Red Electrica Corp. SA	169,736	3,421,575
	Repsol SA	890,789	11,319,796
*	Siemens Gamesa Renewable Energy SA	41,836	905,242
#	Telefonica SA, Sponsored ADR	164,196	758,586
	Telefonica SA	2,346,965	10,940,538
TOTAL SPAIN			119,432,447

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (3.2%)
	AAK AB	52,151	$976,860
	AddLife AB, Class B	44,312	1,274,897
	AddTech AB, Class B	79,712	1,474,580
	AFRY AB	36,585	820,539
	Alfa Laval AB	67,234	2,271,245
	Arjo AB, Class B	100,698	1,006,368
	Assa Abloy AB, Class B	185,901	5,090,358
	Atlas Copco AB, Class A	204,405	12,097,922
	Atlas Copco AB, Class B	123,970	6,340,170
	Atrium Ljungberg AB, Class B	12,064	261,115
	Avanza Bank Holding AB	43,822	1,386,463
	Axfood AB	38,731	986,612
	Beijer Ref AB, Class B	62,555	1,091,834
	BillerudKorsnas AB	86,203	1,370,626
	Boliden AB	132,672	5,372,225
Ω	Bravida Holding AB	52,983	633,966
	Bure Equity AB	45,448	1,568,149
	Castellum AB	41,599	979,812
Ω	Dometic Group AB	144,296	1,598,413
	Electrolux AB, Class B	159,148	3,311,422
#	Elekta AB, Class B	123,917	1,268,192
	Epiroc AB, Class A	184,232	3,931,350
	Epiroc AB, Class B	115,155	2,084,173
	Essity AB, Class A	8,605	240,642
	Essity AB, Class B	172,274	4,856,469
Ω	Evolution AB	21,829	2,715,901
	Fabege AB	51,586	769,657
*	Fastighets AB Balder, Class B	18,052	1,195,924
	Getinge AB, Class B	90,217	3,527,085
	H & M Hennes & Mauritz AB, Class B	225,500	4,489,896
	Hexagon AB, Class B	297,352	4,010,704
	Hexpol AB	171,132	2,041,900
	Holmen AB, Class B	34,011	1,651,903
	Hufvudstaden AB, Class A	36,870	526,573
	Husqvarna AB, Class A	12,600	176,019
	Husqvarna AB, Class B	226,851	3,154,128
	Industrivarden AB, Class A	4,173	131,916
	Indutrade AB	83,588	2,079,484
	Intrum AB	35,312	1,063,087
	JM AB	26,175	991,412
	Kindred Group PLC	123,399	1,433,581
	Lifco AB, Class B	63,235	1,482,244
	Lundin Energy AB	44,955	1,828,225
	Medicover AB, Class B	19,640	582,030
#*	Millicom International Cellular SA	92,521	2,469,741
	MIPS AB	8,177	812,987
	Mycronic AB	2,932	59,990
	Nibe Industrier AB, Class B	221,240	2,102,788
	Nolato AB, Class B	88,519	907,081
*	Nordic Entertainment Group AB, Class B	28,014	1,084,605
	Nyfosa AB	53,768	836,997
*	Pandox AB	41,214	599,179
	Peab AB, Class B	166,939	1,876,403
	Saab AB, Class B	41,142	975,641
	Sagax AB, Class B	26,580	775,875
	Samhallsbyggnadsbolaget i Norden AB	147,663	890,574
	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	70,192
	Sandvik AB	275,706	7,260,585
	Sectra AB, Class B	50,226	827,312

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Securitas AB, Class B	221,019	$2,669,521
*Ω	Sinch AB	63,127	649,004
	Skandinaviska Enskilda Banken AB, Class A	304,671	3,938,433
	Skanska AB, Class B	182,203	4,460,851
	SKF AB, Class A	5,065	114,633
	SKF AB, Class B	239,836	5,257,715
*	SSAB AB, Class A	127,989	757,743
*	SSAB AB, Class B	315,769	1,644,074
	Svenska Cellulosa AB SCA, Class A	8,605	149,651
	Svenska Cellulosa AB SCA, Class B	167,217	2,911,856
	Svenska Handelsbanken AB, Class A	267,729	2,853,337
#	Svenska Handelsbanken AB, Class B	3,612	43,769
	Sweco AB, Class B	72,597	1,020,540
	Swedbank AB, Class A	172,374	3,374,774
	Swedish Match AB	414,083	3,203,877
*	Swedish Orphan Biovitrum AB	88,054	1,731,004
	Tele2 AB, Class B	301,984	4,393,884
	Telefonaktiebolaget LM Ericsson, Class A	17,870	221,714
	Telefonaktiebolaget LM Ericsson, Class B	956,077	11,937,667
#	Telia Co. AB	940,108	3,705,337
Ω	Thule Group AB	44,785	2,161,612
	Trelleborg AB, Class B	94,037	2,367,747
	Vitrolife AB	13,777	566,543
	Volvo AB, Class A	92,380	2,113,096
	Volvo AB, Class B	486,943	10,988,560
	Wallenstam AB, Class B	51,490	810,381
	Wihlborgs Fastigheter AB	44,893	928,156
TOTAL SWEDEN			192,671,500
SWITZERLAND — (7.9%)
	ABB Ltd.	359,434	12,462,216
	Adecco Group AG	89,767	4,275,891
#	Alcon, Inc.	179,915	13,825,334
	Bachem Holding AG, Class B	1,570	936,523
	Baloise Holding AG	18,965	3,322,221
	Barry Callebaut AG	1,740	3,994,392
	Chocoladefabriken Lindt & Spruengli AG	32	3,687,552
	Cie Financiere Richemont SA, Class A	98,784	14,356,654
	Credit Suisse Group AG	389,107	3,698,621
#	Credit Suisse Group AG, Sponsored ADR	534,955	5,098,121
	EMS-Chemie Holding AG	1,334	1,349,316
	Geberit AG	8,326	5,656,935
	Givaudan SA	1,657	6,864,826
	Holcim Ltd.	193,813	10,498,124
	Julius Baer Group Ltd.	128,040	8,367,373
	Kuehne + Nagel International AG	17,922	5,060,939
#	Logitech International SA	68,592	5,728,792
	Lonza Group AG	12,327	8,498,750
	Nestle SA	835,482	107,892,713
	Novartis AG, Sponsored ADR	140,403	12,202,425
	Novartis AG	422,743	36,731,924
	Partners Group Holding AG	4,495	6,266,918
	Roche Holding AG	8,668	3,569,450
	Roche Holding AG	205,381	79,482,273
	Schindler Holding AG	9,145	2,294,232
	SGS SA	1,689	4,816,305
	SIG Combibloc Group AG	172,828	4,015,467
	Sika AG	39,540	13,834,021
	Sonova Holding AG	12,884	4,589,796

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Straumann Holding AG	1,864	$3,088,804
	Swatch Group AG	13,401	3,909,368
	Swatch Group AG	22,765	1,277,914
	Swiss Life Holding AG	11,467	7,380,272
	Swiss Prime Site AG	10,954	1,083,092
	Swiss Re AG	108,156	11,784,445
	Swisscom AG	20,449	11,688,136
	Temenos AG	29,867	3,580,001
#*	UBS Group AG	662,647	12,322,025
Ω	VAT Group AG	9,674	3,945,128
	Vifor Pharma AG	22,564	3,997,145
	Zurich Insurance Group AG	30,607	14,639,580
TOTAL SWITZERLAND			472,074,014
UNITED KINGDOM — (12.5%)
	3i Group PLC	342,316	6,375,225
*	Abcam PLC	35,780	644,493
	Abrdn Plc	1,583,755	5,179,489
	Admiral Group PLC	68,697	2,921,046
Ω	Airtel Africa PLC	487,940	1,009,619
	Anglo American PLC	335,960	14,810,957
	Antofagasta PLC	165,520	3,011,030
	Ashtead Group PLC	159,177	11,385,609
	Associated British Foods PLC	123,719	3,265,675
	AstraZeneca PLC, Sponsored ADR	347,534	20,229,954
	AstraZeneca PLC	126,555	14,721,882
Ω	Auto Trader Group PLC	324,965	2,944,714
Ω	Avast PLC	194,163	1,605,324
	AVEVA Group PLC	20,051	795,660
	Aviva PLC	1,413,278	8,343,993
	B&M European Value Retail SA	488,906	3,743,854
	BAE Systems PLC	1,357,793	10,625,753
#	Barclays PLC, Sponsored ADR	734,429	7,997,932
	Barclays PLC	432,938	1,161,494
	Barratt Developments PLC	292,809	2,435,303
	Bellway PLC	56,503	2,174,185
	Berkeley Group Holdings PLC	53,150	3,033,260
	BP PLC, Sponsored ADR	637,245	19,703,600
	BP PLC	2,286,869	11,854,950
#	British American Tobacco PLC, Sponsored ADR	12,507	537,426
	British American Tobacco PLC	394,710	16,852,134
	BT Group PLC	4,209,796	11,150,363
	Bunzl PLC	124,176	4,651,256
	Burberry Group PLC	137,831	3,496,626
*	Carnival PLC	32,893	603,609
#*	Carnival PLC, ADR	3,555	65,483
*	Centrica PLC	4,284,602	4,212,895
	Coca-Cola HBC AG	60,881	2,016,416
	Compass Group PLC	242,283	5,506,516
Ω	ConvaTec Group PLC	690,881	1,640,237
	Croda International PLC	30,613	3,306,149
	DCC PLC	41,323	3,474,583
	Dechra Pharmaceuticals PLC	25,217	1,416,415
#	Diageo PLC, Sponsored ADR	105,239	21,463,494
	Diageo PLC	169,923	8,574,545
	Diploma PLC	31,560	1,184,543
	Direct Line Insurance Group PLC	685,160	2,824,320
	DS Smith PLC	846,006	4,320,510
*	easyJet PLC	90,506	764,639

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Electrocomponents PLC	162,642	$2,462,534
*	Entain PLC	198,261	4,292,221
	Evraz PLC	179,407	1,218,822
	Experian PLC	293,833	12,272,782
	Ferguson PLC	70,177	11,038,161
*	Frasers Group PLC	91,690	910,794
	Fresnillo PLC	90,455	766,588
	Future PLC	28,609	1,220,212
	Games Workshop Group PLC	13,462	1,443,365
	Genus PLC	8,458	436,595
#	GlaxoSmithKline PLC, Sponsored ADR	352,222	15,786,590
	GlaxoSmithKline PLC	486,669	10,860,498
	Glencore PLC	2,846,096	14,827,058
	Halma PLC	73,034	2,475,390
	Hargreaves Lansdown PLC	114,041	2,070,497
	Hikma Pharmaceuticals PLC	73,659	2,069,313
	Howden Joinery Group PLC	387,823	4,278,631
	HSBC Holdings PLC	1,377,459	9,803,842
#	HSBC Holdings PLC, Sponsored ADR	476,789	16,959,385
	IMI PLC	108,722	2,429,150
	Imperial Brands PLC, Sponsored ADR	20,437	490,488
	Imperial Brands PLC	490,857	11,638,147
	Inchcape PLC	122,287	1,394,464
*	Informa PLC	421,585	3,189,024
*	InterContinental Hotels Group PLC, ADR	1,227	81,794
*	InterContinental Hotels Group PLC	39,805	2,630,051
	Intermediate Capital Group PLC	126,832	3,275,510
*	International Consolidated Airlines Group SA	232,487	496,982
	Intertek Group PLC	41,127	2,984,605
	Investec PLC	101,938	587,030
*	ITV PLC	1,857,148	2,840,783
	J Sainsbury PLC	1,003,207	3,942,148
	JD Sports Fashion PLC	1,111,690	2,850,558
	Johnson Matthey PLC	103,301	2,728,032
*Ω	Just Eat Takeaway.com NV	39,916	1,958,378
	Kingfisher PLC	1,084,155	4,861,736
	Legal & General Group PLC	1,914,845	7,486,963
*	Liberty Global PLC, Class A	6,399	173,541
*	Liberty Global PLC, Class C	15,388	416,092
	Lloyds Banking Group PLC	11,430,511	7,932,441
#	Lloyds Banking Group PLC, ADR	954,520	2,615,385
	London Stock Exchange Group PLC	55,711	5,454,836
	M&G PLC	1,502,506	4,397,409
*	Marks & Spencer Group PLC	948,067	2,805,717
*	Meggitt PLC	135,885	1,372,472
	Melrose Industries PLC	1,557,859	3,173,384
	Mondi PLC	238,269	5,961,295
	National Grid PLC	278,437	4,074,345
#	National Grid PLC, Sponsored ADR	92,425	6,764,586
	Natwest Group PLC	414,944	1,363,830
#	Natwest Group PLC, Sponsored ADR	306,967	2,029,052
	Next PLC	32,817	3,343,582
*	Ocado Group PLC	58,130	1,184,432
	Pearson PLC	187,229	1,563,258
#	Pearson PLC, Sponsored ADR	124,784	1,060,664
	Pennon Group PLC	87,044	1,275,420
	Persimmon PLC	121,934	3,972,547
	Phoenix Group Holdings PLC	286,676	2,566,441
#	Prudential PLC, ADR	25,039	850,325

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential PLC	381,130	$6,424,221
	Reckitt Benckiser Group PLC	172,565	13,981,579
#	RELX PLC, Sponsored ADR	218,250	6,684,999
	RELX PLC	387,363	11,895,303
	Renishaw PLC	10,667	658,685
	Rentokil Initial PLC	566,438	3,966,615
	Rightmove PLC	305,732	2,694,566
	Rio Tinto PLC	154,229	10,870,880
#	Rio Tinto PLC, Sponsored ADR	267,962	19,132,487
*	Rolls-Royce Holdings PLC	1,513,143	2,371,822
	Royal Mail PLC	628,817	3,757,595
*	S4 Capital PLC	50,828	355,418
	Sage Group PLC	310,458	3,033,788
	Schroders PLC	44,471	2,039,031
	Schroders PLC	17,881	520,003
	Severn Trent PLC	62,676	2,433,350
	Shell PLC	918,709	47,221,643
#	Smith & Nephew PLC, Sponsored ADR	35,300	1,195,258
	Smith & Nephew PLC	178,234	3,031,220
	Smiths Group PLC	125,832	2,652,234
	Softcat PLC	43,052	953,932
	Spectris PLC	43,528	1,986,341
	Spirax-Sarco Engineering PLC	22,617	4,076,843
	SSE PLC	460,406	9,906,104
	St. James's Place PLC	176,739	3,648,323
	Standard Chartered PLC	980,153	7,138,208
	Tate & Lyle PLC	255,172	2,440,784
	Taylor Wimpey PLC	1,307,861	2,683,151
	Tesco PLC	2,153,891	8,651,474
	Travis Perkins PLC	94,961	1,926,771
#*	TUI AG	66,159	228,028
	Unilever PLC, Sponsored ADR	406,480	20,889,007
	Unilever PLC	337,393	17,251,343
	United Utilities Group PLC	160,469	2,314,905
	Vodafone Group PLC	7,067,606	12,409,758
#	Vodafone Group PLC, Sponsored ADR	167,237	2,928,326
*Ω	Watches of Switzerland Group PLC	3,159	55,035
	Weir Group PLC	127,397	2,999,699
*	Whitbread PLC	72,449	2,981,100
	Wickes Group PLC	99,139	273,963
	WPP PLC	525,572	8,241,240
TOTAL UNITED KINGDOM			752,352,367
UNITED STATES — (0.0%)
*	Block, Inc.	8,457	965,155
	Jackson Financial, Inc.,Class A	10,779	418,854
TOTAL UNITED STATES			1,384,009
TOTAL COMMON STOCKS			5,747,524,820
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	24,076	2,083,685
	Henkel AG & Co. KGaA	35,875	2,934,161
	Porsche Automobil Holding SE	53,588	5,018,459
	Sartorius AG	8,498	4,587,878

Large Cap International Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG	72,623	$15,125,351
TOTAL GERMANY		29,749,534
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#* ACS Actividades de Construccion y Servicios SA Rights 02/02/22	202,996	101,667
TOTAL INVESTMENT SECURITIES (Cost $3,937,869,947)		5,777,376,021

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	20,984,170	242,765,860
TOTAL INVESTMENTS — (100.0%)
(Cost $4,180,603,557)^^			$6,020,141,881
As of January 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	208	03/18/22	$48,502,530	$46,844,200	$(1,658,330)
Total Futures Contracts			$48,502,530	$46,844,200	$(1,658,330)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$26,707,460	$336,615,094	—	$363,322,554
Austria	—	13,857,906	—	13,857,906
Belgium	—	48,100,889	—	48,100,889
Canada	629,225,551	2,642,734	—	631,868,285
Denmark	4,552,774	125,235,586	—	129,788,360
Finland	82,175	79,526,402	—	79,608,577
France	3,550,473	570,378,821	—	573,929,294
Germany	21,690,888	405,338,311	—	427,029,199
Hong Kong	360,476	134,004,283	—	134,364,759
Ireland	12,613,994	25,279,193	—	37,893,187
Israel	8,236,974	31,813,220	—	40,050,194
Italy	2,975,189	119,126,756	—	122,101,945
Japan	21,666,369	1,217,849,476	—	1,239,515,845
Netherlands	63,984,312	179,142,576	—	243,126,888
New Zealand	—	19,309,807	—	19,309,807
Norway	99,101	44,344,524	—	44,443,625
Portugal	—	11,490,001	—	11,490,001
Singapore	—	49,809,168	—	49,809,168
Spain	4,844,549	114,587,898	—	119,432,447
Sweden	—	192,671,500	—	192,671,500
Switzerland	37,676,281	434,397,733	—	472,074,014
United Kingdom	215,277,511	537,074,856	—	752,352,367

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$1,013,156	$370,853	—	$1,384,009
Preferred Stocks
Germany	—	29,749,534	—	29,749,534
Rights/Warrants
Spain	—	101,667	—	101,667
Securities Lending Collateral	—	242,765,860	—	242,765,860
Futures Contracts**	(1,658,330)	—	—	(1,658,330)
TOTAL	$1,052,898,903	$4,965,584,648	—	$6,018,483,551
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.1%)
#*	3P Learning Ltd.	182,513	$213,284
*	A2B Australia Ltd.	950,290	808,949
	Accent Group Ltd.	1,632,618	2,348,901
#	Adairs Ltd.	407,492	893,407
	Adbri Ltd.	1,555,001	3,241,363
	AGL Energy Ltd.	518,665	2,619,508
*	Ainsworth Game Technology Ltd.	387,271	343,158
*	Alkane Resources Ltd.	2,028,893	1,185,990
*	Alliance Aviation Services Ltd.	4,239	11,700
*	Allkem Ltd.	845,287	5,504,216
	ALS Ltd.	1,162,784	9,761,433
	Altium Ltd.	302,555	7,734,531
	Alumina Ltd.	3,855,209	5,209,443
#*	AMA Group Ltd.	1,585,512	486,600
#*	American Pacific Borates Ltd.	62,379	106,753
*	AMP Ltd.	15,760,228	9,823,807
	Ampol Ltd.	592,219	12,544,977
	Ansell Ltd.	412,472	7,841,890
	APA Group	1,158,388	7,856,009
#	Appen Ltd.	125,909	869,227
*	Arafura Resources Ltd.	2,267,681	317,147
	ARB Corp. Ltd.	227,787	7,505,345
#*	Ardent Leisure Group Ltd.	1,412,871	1,358,969
#*	Argosy Minerals Ltd.	38,616	9,325
	Aristocrat Leisure Ltd.	775,551	22,481,492
	ASX Ltd.	43,079	2,554,952
	Atlas Arteria Ltd.	1,515,596	7,035,253
	AUB Group Ltd.	98,733	1,630,486
#*	Aurelia Metals Ltd.	4,285,618	1,282,349
	Aurizon Holdings Ltd.	5,227,723	13,079,005
	AusNet Services Ltd.	3,239,129	5,960,316
*	Aussie Broadband Ltd.	21,027	63,207
	Austal Ltd.	1,276,474	1,820,781
	Australia & New Zealand Banking Group Ltd.	2,500,559	47,257,654
*	Australian Agricultural Co. Ltd.	1,582,128	1,623,765
	Australian Ethical Investment Ltd.	36,377	239,917
	Australian Finance Group Ltd.	403,684	632,312
	Australian Pharmaceutical Industries Ltd.	2,267,108	2,439,961
#*	Australian Strategic Materials Ltd.	451,954	2,697,225
	Australian Vintage Ltd.	101,209	51,474
	Auswide Bank Ltd.	40,828	193,172
	AVJennings Ltd.	297,081	122,232
	Baby Bunting Group Ltd.	291,288	1,051,705
	Bank of Queensland Ltd.	3,140,485	17,083,439
*	Bannerman Energy Ltd.	709,463	116,296
	Bapcor Ltd.	1,406,676	7,048,324
	Beach Energy Ltd.	11,632,707	12,287,985
	Bega Cheese Ltd.	1,231,655	4,459,928
	Bell Financial Group Ltd.	71,844	84,873
*	Bellevue Gold Ltd.	536,931	296,644
	Bendigo & Adelaide Bank Ltd.	1,855,742	11,334,595
#	BHP Group Ltd.	5,730,049	182,928,381
#	BHP Group Ltd., Sponsored ADR	1,283,423	81,625,703
#*	Bigtincan Holdings Ltd.	200,510	129,691
*	Black Rock Mining Ltd.	99,755	15,330

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Blackmores Ltd.	42,416	$2,463,345
*	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,399,569	31,450,773
#*	Boss Energy Ltd.	16,022	23,390
	Brambles Ltd.	1,840,841	12,646,664
	Bravura Solutions Ltd.	769,177	1,179,936
	Breville Group Ltd.	369,071	7,516,618
	Brickworks Ltd.	371,130	5,964,645
	BSA Ltd.	28,427	4,442
#	BWX Ltd.	221,486	532,679
*	Calix Ltd.	11,360	41,107
	Capitol Health Ltd.	1,767,071	476,719
	Capral Ltd.	2,437	15,492
*	Capricorn Metals Ltd.	15,053	33,796
	Cardno Ltd.	19,046	23,356
#*	Carnarvon Energy Ltd.	1,539,369	290,080
	Carsales.com Ltd.	978,451	15,476,413
	Cash Converters International Ltd.	2,116,492	384,056
#*	Catapult Group International Ltd.	170,410	168,102
#	Cedar Woods Properties Ltd.	313,718	1,144,611
	Centrebet Litigatation	44,010	0
	Centuria Capital Group	160,842	341,804
	Challenger Ltd.	2,149,463	8,780,279
#*	Champion Iron Ltd.	256,459	1,184,844
#	CIMIC Group Ltd.	55,193	644,774
#*	City Chic Collective Ltd.	314,481	1,105,847
#	Class Ltd.	241,974	437,599
*	Clean Seas Seafood Ltd.	43,381	18,192
	Cleanaway Waste Management Ltd.	8,574,683	17,504,381
#	Clinuvel Pharmaceuticals Ltd.	61,891	1,011,661
#	Clover Corp. Ltd.	41,173	44,332
	Cochlear Ltd.	74,643	10,236,013
	Codan Ltd.	587,540	3,783,789
#*	Cogstate Ltd.	10,492	12,732
	Coles Group Ltd.	1,633,576	18,767,664
#*	Collection House Ltd.	706,526	52,363
	Collins Foods Ltd.	678,091	5,656,213
	Commonwealth Bank of Australia	931,529	62,123,422
	Computershare Ltd.	753,414	10,443,523
#*	Cooper Energy Ltd.	7,682,764	1,636,833
*	Corporate Travel Management Ltd.	181,669	2,708,991
	Costa Group Holdings Ltd.	1,536,803	3,039,768
#	Credit Corp. Group Ltd.	195,298	4,712,222
*	Crown Resorts Ltd.	985,251	8,489,021
#	CSL Ltd.	346,878	64,256,577
	CSR Ltd.	3,061,776	12,196,787
*	Danakali Ltd.	56,341	13,079
	Data#3 Ltd.	481,526	1,887,377
*	De Grey Mining Ltd.	212,833	172,437
*	Decmil Group Ltd.	541,514	115,150
#*	Deep Yellow Ltd.	214,284	115,405
	Deterra Royalties Ltd.	1,027,157	3,133,537
*	Develop Global Ltd.	18,695	38,300
#	Dicker Data Ltd.	133,628	1,210,484
	Domain Holdings Australia Ltd.	479,231	1,610,542
	Domino's Pizza Enterprises Ltd.	194,354	14,336,179
	Downer EDI Ltd.	3,209,300	12,414,301
	Eagers Automotive Ltd.	459,647	4,186,819
#*	Eclipx Group Ltd.	1,598,656	2,387,892

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Ecograf Ltd.	178,153	$78,646
	Elders Ltd.	631,374	4,882,277
#*	Electro Optic Systems Holdings Ltd.	10,797	15,957
#*	Elixir Energy Ltd.	311,800	38,815
#*	Elmo Software Ltd.	10,585	29,070
#	Emeco Holdings Ltd.	721,602	458,527
#*	EML Payments Ltd.	187,204	398,625
	Endeavour Group Ltd.	927,704	4,143,695
#*	Energy World Corp. Ltd.	9,786,818	589,170
	Enero Group Ltd.	20,818	53,865
	EQT Holdings Ltd.	19,345	357,650
	Estia Health Ltd.	1,064,868	1,539,622
*	European Lithium Ltd.	496,916	41,022
	Euroz Hartleys Group Ltd.	130,921	153,470
*	EVENT Hospitality & Entertainment Ltd.	381,652	3,646,400
	Evolution Mining Ltd.	5,585,148	14,032,299
	Finbar Group Ltd.	5,532	2,989
	Fleetwood Ltd.	394,141	646,702
#*	Flight Centre Travel Group Ltd.	339,950	4,032,572
	Fortescue Metals Group Ltd.	5,627,697	79,024,695
*	Freelancer Ltd.	39,398	17,890
*	Frontier Digital Ventures Ltd.	10,800	10,812
*	G8 Education Ltd.	4,335,963	3,416,311
#*	Galan Lithium Ltd.	84,705	93,093
	Genworth Mortgage Insurance Australia Ltd.	2,151,973	3,720,147
	Gold Road Resources Ltd.	2,491,938	2,372,478
	GrainCorp Ltd., Class A	1,135,294	5,864,676
	Grange Resources Ltd.	2,046,058	1,123,328
#*	Greenland Minerals Ltd.	413,383	22,191
	GUD Holdings Ltd.	556,632	4,869,662
	GWA Group Ltd.	962,834	1,726,665
	Hansen Technologies Ltd.	523,496	1,816,356
	Harvey Norman Holdings Ltd.	2,027,043	7,064,946
#*	Hazer Group Ltd.	42,211	28,641
	Healius Ltd.	4,674,497	14,797,368
	Healthia Ltd.	12,214	17,311
*	Highfield Resources Ltd.	300,662	162,195
	Hot Chili Ltd.	31,366	36,149
	HT&E Ltd.	1,205,236	1,603,320
	HUB24 Ltd.	50,595	985,903
#*	Humm Group Ltd.	1,837,780	1,086,776
	IDP Education Ltd.	453,937	9,488,356
	IGO Ltd.	2,848,309	24,099,569
	Iluka Resources Ltd.	1,354,820	10,074,344
	Imdex Ltd.	1,184,969	2,479,011
*	Imugene Ltd.	79,885	17,847
	Incitec Pivot Ltd.	5,775,706	13,523,662
	Infomedia Ltd.	1,490,914	1,586,840
#	Inghams Group Ltd.	1,236,578	2,878,842
	Insignia Financial Ltd.	2,825,721	7,086,620
	Insurance Australia Group Ltd.	2,290,193	6,908,079
	Integral Diagnostics Ltd.	316,348	926,891
*	Integrated Research Ltd.	399,026	270,986
#	InvoCare Ltd.	443,717	3,523,420
*	ioneer Ltd.	801,916	378,030
	IPH Ltd.	631,544	3,664,538
	IRESS Ltd.	491,886	3,979,275
	IVE Group Ltd.	329,593	385,361
	James Hardie Industries PLC	431,673	14,528,052

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	James Hardie Industries PLC, Sponsored ADR	39,415	$1,313,308
	JB Hi-Fi Ltd.	724,893	23,718,034
	Johns Lyng Group Ltd.	508,301	2,781,368
	Jupiter Mines Ltd.	1,390,381	217,184
*	Karoon Energy Ltd.	2,796,924	3,832,280
	Kelsian Group Ltd.	214,475	1,070,558
#*	Kingsgate Consolidated Ltd.	722,621	886,623
#	Kogan.com Ltd.	234,324	1,034,766
*	Lark Distilling Co. Ltd.	3,150	10,082
	Lednium Technology Pty Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,066,602	7,547,855
#	Lifestyle Communities Ltd.	124,401	1,491,089
	Link Administration Holdings Ltd.	1,651,146	6,328,953
	Lovisa Holdings Ltd.	200,470	2,528,328
	Lycopodium Ltd.	36,281	124,312
*	Lynas Rare Earths Ltd.	1,277,191	8,249,507
	MA Financial Group Ltd.	5,900	35,554
	MACA Ltd.	1,448,816	736,938
	Macmahon Holdings Ltd.	4,944,481	630,999
	Macquarie Group Ltd.	260,224	34,014,269
#	Magellan Financial Group Ltd.	299,594	3,986,372
#*	Mayne Pharma Group Ltd.	7,537,063	1,337,136
	McMillan Shakespeare Ltd.	451,962	3,604,027
#	McPherson's Ltd.	629,467	366,013
	Medibank Pvt Ltd.	4,221,485	9,250,418
	Medusa Mining Ltd.	1,871,019	852,407
*	Megaport Ltd.	19,309	185,748
#*	Mesoblast Ltd.	325,946	261,906
#*	Mesoblast Ltd., Sponsored ADR	1,592	6,432
#*	Metals X Ltd.	1,267,463	452,382
	Metcash Ltd.	6,026,284	16,912,725
#	Michael Hill International Ltd.	115,421	109,321
*	Mincor Resources NL	76,283	88,119
	Mineral Resources Ltd.	950,415	37,770,385
*	MMA Offshore Ltd.	836,458	240,127
	Monadelphous Group Ltd.	304,288	1,938,341
	Monash IVF Group Ltd.	1,407,719	1,008,022
	Money3 Corp. Ltd.	815,910	1,755,471
	Mount Gibson Iron Ltd.	2,229,269	665,824
#*	Myer Holdings Ltd.	16,288,882	5,082,499
#	MyState Ltd.	319,207	1,124,625
#*	Nanosonics Ltd.	79,333	288,360
	National Australia Bank Ltd.	2,773,071	53,507,635
	Navigator Global Investments Ltd.	585,315	669,195
#*	Nearmap Ltd.	234,433	224,838
#*	Neometals Ltd.	551,838	522,069
	Netwealth Group Ltd.	226,324	2,451,209
#	New Hope Corp. Ltd.	2,199,454	3,543,097
	Newcrest Mining Ltd.	823,426	12,772,458
#*	NEXTDC Ltd.	285,810	2,193,010
	nib holdings Ltd.	1,879,111	8,290,812
	Nick Scali Ltd.	260,903	2,517,702
	Nickel Mines Ltd.	2,694,948	2,767,979
#	NICO Resources Ltd.	34,926	11,730
	Nine Entertainment Co. Holdings Ltd.	7,524,955	14,043,348
	Northern Star Resources Ltd.	3,120,107	18,595,597
#*	Nova Minerals Ltd.	32,976	18,887
	NRW Holdings Ltd.	2,895,425	3,272,013
	Nufarm Ltd.	1,476,743	4,689,892

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	OFX Group Ltd.	962,104	$1,573,752
*	OM Holdings Ltd.	418,603	263,283
#*	Omni Bridgeway Ltd.	400,064	925,242
*	oOh!media Ltd.	3,054,753	3,503,130
	Orica Ltd.	491,974	4,874,252
	Origin Energy Ltd.	2,742,448	10,973,905
	Orora Ltd.	4,597,026	11,318,580
	OZ Minerals Ltd.	1,726,597	29,951,492
#	Pacific Current Group Ltd.	217,890	1,080,818
	Pacific Smiles Group Ltd.	108,709	195,051
	Pact Group Holdings Ltd.	868,271	1,435,063
#*	Paladin Energy Ltd.	2,303,913	1,201,379
*	Panoramic Resources Ltd.	6,013,888	1,049,933
	Paragon Care Ltd.	93,832	23,335
	Peet Ltd.	1,078,582	863,543
	Pendal Group Ltd.	1,135,450	3,899,611
#*	Peninsula Energy Ltd.	168,481	22,760
	PeopleIN Ltd.	23,901	68,810
	Perenti Global Ltd.	3,067,062	1,680,014
	Perpetual Ltd.	179,599	4,197,562
	Perseus Mining Ltd.	5,385,739	5,629,435
#*	Pilbara Minerals Ltd.	1,145,764	2,650,701
	Pinnacle Investment Management Group Ltd.	43,011	347,171
	Platinum Asset Management Ltd.	1,101,774	1,936,937
*	Poseidon Nickel Ltd.	465,711	32,604
*	PPK Group Ltd.	3,734	19,006
#*	Praemium Ltd.	1,027,677	922,848
	Premier Investments Ltd.	300,365	6,162,829
#	Pro Medicus Ltd.	159,511	5,151,236
	Propel Funeral Partners Ltd.	4,645	14,453
	PSC Insurance Group Ltd.	36,609	120,018
	PWR Holdings Ltd.	183,158	1,032,439
*	Qantas Airways Ltd.	216,066	739,518
	QBE Insurance Group Ltd.	2,187,797	17,370,319
	Qube Holdings Ltd.	3,872,025	7,990,587
#	Ramelius Resources Ltd.	3,427,094	3,284,726
	Ramsay Health Care Ltd.	232,123	10,356,402
	REA Group Ltd.	76,955	7,972,287
#	Reckon Ltd.	132,862	87,832
*	Red 5 Ltd.	714,618	137,015
#*	Redbubble Ltd.	292,262	372,104
	Reece Ltd.	151,226	2,334,687
#	Regis Healthcare Ltd.	580,632	724,271
#	Regis Resources Ltd.	3,367,166	4,095,708
#*	Reject Shop Ltd.	140,659	610,451
	Reliance Worldwide Corp. Ltd.	1,984,783	7,329,820
#	Resimac Group Ltd.	37,813	50,883
#*	Resolute Mining Ltd.	4,396,079	892,418
	Ridley Corp. Ltd.	1,245,370	1,245,207
	Rio Tinto Ltd.	692,143	55,029,292
*	RPMGlobal Holdings Ltd.	100,187	135,394
#*	Rumble Resources Ltd.	192,583	58,973
*	Salmat Ltd.	68,805	0
	Sandfire Resources Ltd.	3,226,898	15,506,483
	Santos Ltd.	7,581,182	38,616,506
	SEEK Ltd.	218,442	4,526,817
	Select Harvests Ltd.	542,132	2,081,173
	Senex Energy Ltd.	904,699	2,953,543
	Servcorp Ltd.	211,671	512,806

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	2,487,792	$1,378,909
	Seven Group Holdings Ltd.	409,900	6,338,700
*	Seven West Media Ltd.	4,443,757	1,972,716
	SG Fleet Group Ltd.	296,227	498,628
	Shaver Shop Group Ltd.	349,454	278,923
	Sigma Healthcare Ltd.	12,259,714	3,914,634
*	Silver Lake Resources Ltd.	3,954,320	4,164,214
	Sims Ltd.	805,452	8,200,501
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	325,923	1,656,563
	Sonic Healthcare Ltd.	667,784	17,983,624
	South32 Ltd., ADR	447,461	6,156,168
	South32 Ltd.	5,309,068	14,606,821
	Southern Cross Media Group Ltd.	1,129,009	1,510,241
#*	Speedcast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	33,041
#	St Barbara Ltd.	3,702,432	3,244,073
*	Star Entertainment Grp Ltd.	3,871,450	9,456,874
	Steadfast Group Ltd.	2,395,497	7,882,966
#*	Strike Energy Ltd.	94,124	14,390
	Suncorp Group Ltd.	1,903,911	14,953,110
	Sunland Group Ltd.	474,685	945,014
	Super Retail Group Ltd.	1,308,279	10,820,288
*	Superloop Ltd.	773,502	584,963
*	Sydney Airport	1,269,245	7,800,931
	Symbio Holdings Ltd.	89,349	367,494
*	Syrah Resources Ltd.	1,761,939	2,081,271
	Tabcorp Holdings Ltd.	3,189,951	11,208,152
	Tassal Group Ltd.	1,212,059	3,026,483
	Technology One Ltd.	1,268,229	9,487,628
	Telstra Corp. Ltd.	5,141,357	14,292,561
	Telstra Corp. Ltd., ADR	35,561	494,654
#*	Temple & Webster Group Ltd.	54,749	332,529
*	Tiger Resources Ltd.	1,677,917	0
#	TPG Telecom Ltd.	1,207,481	5,069,501
	Transurban Group	1,111,736	9,821,326
	Treasury Wine Estates Ltd.	999,312	7,511,061
#*	Tuas Ltd.	842,979	1,144,097
#*	Tyro Payments Ltd.	226,747	363,874
	United Malt Grp Ltd.	1,299,693	3,838,726
*	Uniti Group Ltd.	592,890	1,770,951
	Virgin Australia Holdings Ltd.	3,195,173	0
#	Virtus Health Ltd.	426,280	2,187,728
#	Vita Group Ltd.	881,280	212,245
Ω	Viva Energy Group Ltd.	2,449,933	3,734,794
#*	Warrego Energy Ltd.	232,025	18,952
#*	Webjet Ltd.	807,448	2,826,691
	Wesfarmers Ltd.	1,053,578	39,311,627
*	West African Resources Ltd.	1,482,052	1,175,062
*	Western Areas Ltd.	1,817,125	4,472,142
	Westgold Resources Ltd.	1,166,799	1,512,118
	Westpac Banking Corp.	3,027,699	43,668,290
*	Whitehaven Coal Ltd.	4,646,331	8,896,213
#*	Widgie Nickel Ltd.	130,825	26,791
	WiseTech Global Ltd.	35,900	1,169,240
	Woodside Petroleum Ltd.	1,052,565	18,808,288
	Woolworths Group Ltd.	1,011,883	24,684,342
	Worley Ltd.	992,012	8,173,830
*	Xero Ltd.	40,361	3,269,461

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Zip Co. Ltd.	275,459	$634,128
TOTAL AUSTRALIA			2,111,728,839
AUSTRIA — (0.6%)
	Addiko Bank AG	3,514	48,570
	Agrana Beteiligungs AG	59,005	1,146,560
	ANDRITZ AG	281,148	14,958,074
	AT&S Austria Technologie & Systemtechnik AG	198,230	9,232,800
	Atrium European Real Estate Ltd.	574,509	1,950,906
Ω	BAWAG Group AG	214,790	12,890,657
#*	DO & Co. AG	23,970	2,470,828
	Erste Group Bank AG	533,057	24,915,394
	EVN AG	163,981	4,827,084
*	FACC AG	30,403	264,385
*	Flughafen Wien AG	14,020	447,806
#	IMMOFINANZ AG	223,231	5,790,931
#*	Kapsch TrafficCom AG	10,948	174,996
#*	Lenzing AG	55,037	6,755,654
	Mayr Melnhof Karton AG	22,086	4,296,900
	Oberbank AG	2,814	297,124
#	Oesterreichische Post AG	143,988	6,043,732
	OMV AG	325,605	19,928,451
	Palfinger AG	44,518	1,521,323
#	POLYTEC Holding AG	63,673	560,101
*	Porr AG	65,497	926,834
	Raiffeisen Bank International AG	701,884	19,728,025
	Rosenbauer International AG	4,139	207,246
	S IMMO AG	151,701	3,887,776
*	Schoeller-Bleckmann Oilfield Equipment AG	19,291	813,380
	Semperit AG Holding	39,636	1,202,778
	Strabag SE	73,730	3,173,448
	Telekom Austria AG, ADR	4,200	73,408
	Telekom Austria AG	563,641	4,875,419
	UBM Development AG	4,439	210,290
	UNIQA Insurance Group AG	669,500	6,205,748
#	Verbund AG	34,688	3,673,810
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	5,874,684
	voestalpine AG	627,528	20,862,250
	Wienerberger AG	297,486	10,771,084
	Zumtobel Group AG	100,302	913,640
TOTAL AUSTRIA			201,922,096
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	125,260	24,178,291
	Ageas SA	588,860	28,344,509
*	AGFA-Gevaert NV	1,263,618	5,361,541
	Anheuser-Busch InBev SA	913,054	57,559,928
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	7,449,450
*	Argenx SE	8,301	2,221,280
#	Atenor	3,938	251,714
	Banque Nationale de Belgique	92	172,856
	Barco NV	146,163	3,018,478
	Bekaert SA	236,047	10,989,584
#*Ω	Biocartis Group NV	19,986	66,494
*	bpost SA	419,997	3,100,418
#*	Celyad Oncology SA	6,859	24,740
	Cie d'Entreprises CFE	55,505	7,518,838
	Deceuninck NV	286,785	1,087,313

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	D'ieteren Group	150,920	$26,295,441
	Econocom Group SA/NV	484,865	1,939,003
#	Elia Group SA	82,287	11,104,196
	Etablissements Franz Colruyt NV	303,267	12,318,613
#,#*	Euronav NV	917,318	7,575,487
	EVS Broadcast Equipment SA	55,367	1,317,643
	Exmar NV	139,830	700,978
	Fagron	233,349	4,011,240
*	Galapagos NV	55,804	3,760,344
	Gimv NV	99,307	6,053,625
*	Greenyard NV	13,968	143,096
	Immobel SA	10,459	932,607
	Ion Beam Applications	34,136	583,219
#	Jensen-Group NV	9,610	311,332
	KBC Group NV	297,478	25,871,467
*	Kinepolis Group NV	65,554	3,970,017
	Lotus Bakeries NV	956	6,131,583
*	MDxHealth SA	25,853	23,056
	Melexis NV	89,077	9,339,976
#*	Ontex Group NV	332,133	2,432,221
	Orange Belgium SA	184,115	3,998,171
#*	Oxurion NV	114,034	209,902
#*	Picanol	5,463	415,359
	Proximus SADP	660,686	13,491,590
	Recticel SA	258,558	4,925,347
	Resilux	5,708	1,467,048
	Roularta Media Group NV	8,176	168,765
	Shurgard Self Storage SA	38,028	2,192,054
	Sipef NV	18,495	1,177,679
	Solvay SA	268,761	32,382,793
	Telenet Group Holding NV	119,152	4,574,071
	TER Beke SA	1,957	255,426
*	Tessenderlo Group SA	220,869	8,603,541
	UCB SA	139,277	13,858,789
#	Umicore SA	393,705	14,903,959
	Van de Velde NV	23,803	882,349
	VGP NV	15,086	4,274,847
	Viohalco SA	172,079	900,677
TOTAL BELGIUM			384,842,945
CANADA — (10.6%)
*	5N Plus, Inc.	279,292	503,150
#	Absolute Software Corp.	134,663	1,085,864
#	Acadian Timber Corp.	47,364	707,954
*	Aclara Resources, Inc.	226,465	222,697
*	Advantage Energy Ltd.	4,361,345	23,605,439
	Aecon Group, Inc.	337,250	4,605,798
*	Africa Oil Corp.	435,095	711,952
#	AG Growth International, Inc.	45,108	1,204,749
	AGF Management Ltd., Class B	811,921	4,726,598
#	Agnico Eagle Mines Ltd.	350,461	16,745,027
*	Aimia, Inc.	381,890	1,697,422
#*	Air Canada	54,290	976,336
	AirBoss of America Corp.	86,301	2,715,683
#	Alamos Gold, Inc.,Class A	2,545,174	17,362,576
#*	Alcanna, Inc.	121,260	611,475
#*	Alexco Resource Corp.	12,200	17,948
	Algoma Central Corp.	16,660	225,952
#	Algonquin Power & Utilities Corp.	786,006	11,224,029

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alimentation Couche-Tard, Inc.	792,230	$31,953,453
#	AltaGas Ltd.	830,170	17,052,070
#	Altius Minerals Corp.	170,895	2,371,544
#	Altus Group Ltd.	104,879	5,033,763
#*	Americas Gold & Silver Corp.	51,477	38,472
	Amerigo Resources Ltd.	245,554	305,216
#	Andlauer Healthcare Group, Inc.	2,505	94,276
	Andrew Peller Ltd., Class A	100,369	631,674
#	ARC Resources Ltd.	3,376,466	39,551,250
*	Argonaut Gold, Inc.	1,282,777	2,300,855
*	Aritzia, Inc.	292,698	13,578,571
	Atco Ltd., Class I	146,472	4,934,061
#*	Athabasca Oil Corp.	2,207,956	2,084,370
*	ATS Automation Tooling Systems, Inc.	191,967	7,837,853
#*	Aurora Cannabis, Inc.	144,010	599,304
*	AutoCanada, Inc.	227,348	6,755,248
	B2Gold Corp.	5,742,597	20,690,789
#	Badger Infrastructure Solutions Ltd.	160,010	3,875,788
	Bank of Montreal	934,773	105,797,638
	Bank of Nova Scotia	1,296,960	93,351,895
	Barrick Gold Corp.	2,364,614	45,099,844
#*	Bausch Health Cos., Inc.	665,768	16,357,920
#	BCE, Inc.	173,717	9,076,102
#	Birchcliff Energy Ltd.	1,364,140	6,728,677
#	Bird Construction, Inc.	113,907	862,042
	Black Diamond Group Ltd.	294,298	1,062,682
#*	BlackBerry Ltd.	424,307	3,492,047
	BMTC Group, Inc.	7,200	84,623
*	Bombardier, Inc., Class A	123,500	168,080
#*	Bombardier, Inc., Class B	2,691,638	3,578,546
*	Bonterra Energy Corp.	136,052	828,417
#	Boralex, Inc., Class A	172,816	4,493,230
	Bridgemarq Real Estate Services	32,200	429,874
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	1,312	73,787
#	Brookfield Asset Management, Inc., Class A	169,935	9,363,418
#	Brookfield Infrastructure Corp., Class A	131,559	8,725,752
#	BRP, Inc.	114,940	9,553,090
#*	CAE, Inc.	248,014	6,262,475
	Calian Group Ltd.	15,095	678,660
	Cameco Corp.	954,047	18,542,026
#	Canaccord Genuity Group, Inc.	437,696	5,226,937
#	Canacol Energy Ltd.	738,579	1,946,458
#*	Canada Goose Holdings, Inc.	141,484	4,343,129
	Canadian Imperial Bank of Commerce	715,298	89,798,106
	Canadian National Railway Co.	601,670	73,276,370
#	Canadian Natural Resources Ltd.	3,335,560	169,831,491
	Canadian Pacific Railway Ltd.	638,090	45,610,057
#	Canadian Tire Corp. Ltd., Class A	126,615	18,280,809
#	Canadian Utilities Ltd., Class A	177,193	5,147,888
#	Canadian Western Bank	567,869	17,257,428
*	Canfor Corp.	496,067	11,270,436
*	Canfor Pulp Products, Inc.	157,874	743,945
#*	Canopy Growth Corp.	200,794	1,614,380
#	Capital Power Corp.	338,869	10,524,760
#*	Capstone Mining Corp.	3,693,181	15,718,136
*	Cardinal Energy Ltd.	603,543	2,502,199
#	Cargojet, Inc.	7,533	1,067,533
	Cascades, Inc.	544,233	5,445,969
	CCL Industries, Inc., Class B	283,856	14,840,947

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc.	613,467	$7,638,259
#	Cenovus Energy, Inc.	2,600,495	37,832,623
#	Centerra Gold, Inc.	1,370,602	11,062,720
	CES Energy Solutions Corp.	1,087,618	2,087,706
*	CGI, Inc.	272,227	23,241,678
#	Chesswood Group Ltd.	31,923	337,023
	China Gold International Resources Corp. Ltd.	2,653,959	7,098,659
	CI Financial Corp.	721,293	13,385,755
	Clairvest Group, Inc.	516	27,339
#	Cogeco Communications, Inc.	132,057	10,839,655
#	Cogeco, Inc.	49,890	3,215,975
	Colliers International Group, Inc.	138,265	20,194,067
	Computer Modelling Group Ltd.	350,049	1,316,315
*	Conifex Timber, Inc.	32,928	54,658
	Constellation Software, Inc.	28,201	48,571,655
*	Copper Mountain Mining Corp.	1,301,531	3,604,129
	Corby Spirit & Wine Ltd.	40,385	540,098
#	Corus Entertainment, Inc., Class B	1,831,025	7,245,452
#	Crescent Point Energy Corp.	2,758,426	17,770,335
*	Crew Energy, Inc.	3,994,584	11,627,236
#*	Cronos Group, Inc.	347,919	1,283,821
*	Denison Mines Corp.	2,156,614	2,612,741
#*,*	Descartes Systems Group, Inc.	40,006	2,910,653
	Dexterra Group, Inc.	134,184	871,933
#*	DIRTT Environmental Solutions	124,732	205,082
	Dollarama, Inc.	289,272	14,926,130
#	Doman Building Materials Group Ltd.	303,240	1,989,554
#*	Dorel Industries, Inc., Class B	179,394	3,531,006
	DREAM Unlimited Corp., Class A	129,973	4,093,002
	Dundee Precious Metals, Inc.	775,167	4,555,322
#	ECN Capital Corp.	1,256,127	5,276,890
	E-L Financial Corp. Ltd.	538	388,036
*	Eldorado Gold Corp.	859,411	7,524,546
#	Element Fleet Management Corp.	1,652,223	16,832,229
#	Emera, Inc.	299,489	14,190,475
	Empire Co. Ltd., Class A	485,506	14,979,778
#	Enbridge, Inc.	734,512	31,047,824
#	Endeavour Mining PLC	726,540	16,186,617
#*	Endeavour Silver Corp.	175,071	634,919
	Enerflex Ltd.	488,084	2,764,587
#*	Energy Fuels, Inc.	220,413	1,362,898
#	Enerplus Corp.	1,127,385	13,045,855
	Enghouse Systems Ltd.	166,592	5,868,693
*	Ensign Energy Services, Inc.	797,341	1,398,789
#*,*	Equinox Gold Corp.	232,706	1,335,004
#	Equitable Group, Inc.	169,156	9,389,645
*	ERO Copper Corp.	67,234	837,285
	Evertz Technologies Ltd.	106,626	1,085,427
	Exchange Income Corp.	102,091	3,405,309
	Exco Technologies Ltd.	152,652	1,180,482
#	Extendicare, Inc.	412,702	2,357,091
	Fairfax Financial Holdings Ltd.	75,297	36,358,650
#	Fiera Capital Corp.	185,104	1,462,018
	Finning International, Inc.	611,994	17,062,555
#	Firm Capital Mortgage Investment Corp.	134,718	1,525,069
#	First Majestic Silver Corp.	136,111	1,382,570
#	First National Financial Corp.	74,235	2,558,498
	First Quantum Minerals Ltd.	1,127,396	27,769,163
	FirstService Corp.	101,865	16,236,496

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Fission Uranium Corp.	1,807,387	$1,094,826
#	Fortis, Inc.	298,338	14,174,240
#*	Fortuna Silver Mines, Inc.	1,415,247	4,809,714
#	Franco-Nevada Corp.	33,469	4,427,614
#	Freehold Royalties Ltd.	519,444	5,373,629
*	Frontera Energy Corp.	85,618	715,308
#*	Galiano Gold, Inc.	738,913	499,914
*	Gamehost, Inc.	83,742	510,562
*	GDI Integrated Facility Services, Inc.	4,900	213,940
*	Gear Energy Ltd.	285,009	309,415
	George Weston Ltd.	217,946	23,767,199
#	GFL Environmental, Inc.	25,477	837,429
#	Gibson Energy, Inc.	591,838	11,388,394
	Gildan Activewear, Inc.	398,364	15,863,749
	goeasy Ltd.	82,351	9,547,961
*	Golden Star Resources Ltd.	199,827	779,721
#*	GoldMoney, Inc.	48,197	71,661
#*	Gran Tierra Energy, Inc.	1,921,398	1,738,275
#	Great-West Lifeco, Inc.	403,913	12,618,011
	Guardian Capital Group Ltd., Class A	16,411	484,138
#	Hardwoods Distribution, Inc.	16,000	550,431
*	Headwater Exploration, Inc.	80,087	447,325
*	Heroux-Devtek, Inc.	155,762	2,083,117
	High Liner Foods, Inc.	108,691	1,205,635
#	HLS Therapeutics, Inc.	1,000	11,619
*	Home Capital Group, Inc.	468,492	13,275,445
#	Hudbay Minerals, Inc.	4,251,533	30,540,222
Ω	Hydro One Ltd.	246,144	6,359,099
#*	i-80 Gold Corp.	413,213	864,687
	iA Financial Corp., Inc.	471,017	30,647,694
#*,*	IAMGOLD Corp.	2,542,163	6,199,036
*	IBI Group, Inc.	80,502	837,857
	IGM Financial, Inc.	176,244	6,192,076
#*	Imperial Metals Corp.	164,385	407,358
#	Imperial Oil Ltd.	372,643	15,248,543
	Information Services Corp.	13,744	261,224
#	Innergex Renewable Energy, Inc.	420,595	6,170,859
	Intact Financial Corp.	159,135	21,561,437
#	Interfor Corp.	474,828	14,149,774
#	Intertape Polymer Group, Inc.	240,434	4,851,616
#*	Invesque, Inc.	89,083	148,769
#*	Ivanhoe Mines Ltd., Class A	1,126,662	9,652,165
#Ω	Jamieson Wellness, Inc.	31,464	877,720
	K-Bro Linen, Inc.	23,264	622,435
#*	Kelt Exploration Ltd.	835,753	3,642,427
#	Keyera Corp.	424,282	9,983,302
#*	Kinaxis, Inc.	70,559	9,152,160
	Kingsway Financial Services, Inc.	14,675	76,310
	Kinross Gold Corp.	8,338,438	45,065,546
	Kirkland Lake Gold Ltd.	1,211,298	45,625,582
*	Knight Therapeutics, Inc.	626,439	2,735,111
#	KP Tissue, Inc.	37,940	315,483
#	Labrador Iron Ore Royalty Corp.	230,597	7,102,130
*	Laramide Resources Ltd.	26,500	13,551
#*	Largo, Inc.	59,040	493,258
	Lassonde Industries, Inc., Class A	3,983	479,408
#	Laurentian Bank of Canada	306,459	10,665,733
	Leon's Furniture Ltd.	107,351	2,119,742
#	LifeWorks, Inc.	217,422	4,708,829

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Lightspeed Commerce, Inc.	25,690	$833,640
*	Lightstream Resources Ltd.	696,278	0
#	Linamar Corp.	319,294	17,695,994
#	Loblaw Cos. Ltd.	318,360	24,561,641
#*	Lucara Diamond Corp.	1,820,013	816,117
*	Lundin Gold, Inc.	42,351	306,517
	Lundin Mining Corp.	4,332,200	36,091,726
#*	MAG Silver Corp.	14,403	196,169
	Magellan Aerospace Corp.	77,380	610,566
#	Magna International, Inc.	1,291,261	104,057,873
*	Mainstreet Equity Corp.	18,373	1,835,638
#*	Major Drilling Group International, Inc.	516,619	3,385,467
*	Mandalay Resources Corp.	42,348	79,955
#	Manulife Financial Corp.	1,500,954	31,250,270
	Maple Leaf Foods, Inc.	377,062	9,171,818
#*	Marathon Gold Corp.	309,500	691,484
#	Martinrea International, Inc.	654,254	5,393,999
*	Maxim Power Corp.	24,537	75,282
#*	MDF Commerce, Inc.	22,395	81,219
#	Medical Facilities Corp.	168,105	1,346,268
*	MEG Energy Corp.	1,414,917	16,852,333
	Melcor Developments Ltd.	6,624	76,185
*	Mercator Minerals Ltd.	131,933	0
#	Methanex Corp.	299,729	13,636,958
	Metro, Inc.	293,894	15,719,511
	Morguard Corp.	4,845	500,108
*	Mountain Province Diamonds, Inc.	32,000	18,125
	MTY Food Group, Inc.	47,756	2,135,428
#	Mullen Group Ltd.	495,275	4,574,227
	National Bank of Canada	809,907	64,797,657
	Neo Performance Materials, Inc.	5,200	73,102
*	New Gold, Inc.	6,105,547	9,654,368
#	NFI Group, Inc.	193,486	2,907,275
	North American Construction Group Ltd.	112,102	1,608,589
#	North West Co., Inc.	216,659	5,974,038
#	Northland Power, Inc.	504,637	14,613,293
	Nutrien Ltd.	706,342	49,306,980
*	NuVista Energy Ltd.	1,036,904	7,333,334
#*	Obsidian Energy Ltd.	86,800	638,461
#*	OceanaGold Corp.	4,016,605	6,193,247
	Onex Corp.	235,469	16,914,349
	Open Text Corp.	344,905	16,507,636
*	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc.	139,931	208,497
#	Osisko Gold Royalties Ltd.	507,199	5,602,099
*	Osisko Mining, Inc.	50,051	172,854
#	Pan American Silver Corp.	1,041,404	22,557,495
	Paramount Resources Ltd., Class A	384,613	7,561,239
	Parex Resources, Inc.	902,677	19,201,814
	Park Lawn Corp.	70,620	2,151,128
#	Parkland Corp.	566,724	15,069,245
	Pason Systems, Inc.	276,912	2,747,009
#	Pembina Pipeline Corp.	820,254	26,043,116
#	Peyto Exploration & Development Corp.	868,245	6,803,066
	PHX Energy Services Corp.	148,701	602,455
*	Pine Cliff Energy Ltd.	124,000	72,187
#	Pizza Pizza Royalty Corp.	124,991	1,154,383
	Point.com, Inc.	6,420	100,216
#	Polaris Infrastructure, Inc.	89,766	1,127,769

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pollard Banknote Ltd.	24,687	$713,333
#	PrairieSky Royalty Ltd.	509,779	6,560,976
#*,*	Precision Drilling Corp.	69,220	3,009,529
#	Premium Brands Holdings Corp.	116,054	10,953,986
*	Pretium Resources, Inc.	471,815	6,405,476
	Primo Water Corp.	63,525	1,059,958
	Primo Water Corp.	584,206	9,756,240
#	Quarterhill, Inc.	719,660	1,449,341
#	Quebecor, Inc., Class B	464,603	10,986,875
#*	Questerre Energy Corp., Class A	145,025	38,220
#*	Real Matters, Inc.	15,805	73,110
*	Recipe Unlimited Corp.	80,546	1,086,704
	Restaurant Brands International, Inc.	221,973	12,416,798
*	RF Capital Group, Inc.	113,657	161,837
	Richelieu Hardware Ltd.	177,191	6,966,925
#	Ritchie Bros Auctioneers, Inc.	207,320	12,637,282
	Rogers Communications, Inc.,Class B	415,912	21,094,447
#	Rogers Sugar, Inc.	538,773	2,538,843
#	Royal Bank of Canada	2,032,130	231,721,826
	Russel Metals, Inc.	319,501	7,972,758
*	Sabina Gold & Silver Corp.	1,047,730	1,112,721
#	Sandstorm Gold Ltd.	572,532	3,436,588
	Saputo, Inc.	234,484	5,255,437
#	Savaria Corp.	36,700	535,277
*	Seabridge Gold, Inc.	23,032	369,664
#	Secure Energy Services, Inc.	795,751	3,781,093
	Shaw Communications, Inc.,Class B	679,355	20,251,001
*	ShawCor Ltd.	364,694	1,695,584
*	Shopify, Inc., Class A	6,994	6,743,895
#	Sienna Senior Living, Inc.	179,305	2,084,827
#*,*	Sierra Wireless, Inc.	144,235	2,116,894
#Ω	Sleep Country Canada Holdings, Inc.	142,863	4,029,138
	SNC-Lavalin Group, Inc.	335,693	7,402,332
*	Southern Pacific Resource Corp.	665,787	0
*Ω	Spin Master Corp.	76,453	2,628,326
#	Sprott, Inc.	46,690	1,639,664
#	SSR Mining, Inc.	1,238,144	20,390,512
	Stantec, Inc.	361,708	19,187,578
#	Stelco Holdings, Inc.	43,148	1,248,802
	Stella-Jones, Inc.	170,689	5,351,026
	Sun Life Financial, Inc.	394,613	22,336,181
	Suncor Energy, Inc.	2,389,866	68,278,484
#*,*	SunOpta, Inc.	214,162	1,122,134
#	Superior Plus Corp.	987,482	10,036,791
#*	Surge Energy, Inc.	86,241	426,743
	Taiga Building Products Ltd.	19,400	40,291
#	Tamarack Valley Energy Ltd.	1,362,284	5,283,452
#*	Taseko Mines Ltd.	1,431,283	2,736,119
#	TC Energy Corp.	778,316	40,199,526
	Teck Resources Ltd.,Class B	807,571	24,930,581
	TECSYS, Inc.	2,070	69,616
	TELUS Corp.	174,880	4,114,904
	TerraVest Industries, Inc.	2,500	48,027
#	TFI International, Inc.	410,559	39,516,889
	Thomson Reuters Corp.	62,639	6,724,454
	Tidewater Midstream & Infrastructure Ltd.	360,110	368,283
	Timbercreek Financial Corp.	158,273	1,186,596
	TMX Group Ltd.	88,382	8,990,817
*	Torex Gold Resources, Inc.	426,256	4,178,224

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries Ltd.	230,107	$19,421,925
#	Toronto-Dominion Bank	1,110,180	88,887,716
*	Total Energy Services, Inc.	227,898	1,222,722
#	Tourmaline Oil Corp.	1,289,685	45,980,824
	TransAlta Corp.	421,210	4,574,341
	TransAlta Corp.	1,032,557	11,201,637
#	TransAlta Renewables, Inc.	304,090	4,155,327
#	Transcontinental, Inc., Class A	575,097	9,546,117
#*	Trevali Mining Corp.	258,153	247,765
*	Trican Well Service Ltd.	1,775,523	4,972,553
#	Tricon Residential, Inc.	535,275	7,845,001
*	Trisura Group Ltd.	53,688	1,814,039
*	Turquoise Hill Resources Ltd.	313,794	5,493,137
#*	Uni-Select, Inc.	210,139	3,919,597
#*,*	Vermilion Energy, Inc.	861,297	13,407,924
	VersaBank	21,290	246,875
*	Viemed Healthcare, Inc.	6,346	29,382
	Wajax Corp.	120,993	2,191,133
	Waste Connections, Inc.	112,613	14,041,565
*	Wesdome Gold Mines Ltd.	549,251	4,722,742
	West Fraser Timber Co. Ltd.	334,334	30,942,012
#	Western Forest Products, Inc.	2,306,543	3,665,356
#	Westshore Terminals Investment Corp.	261,041	5,542,616
#	Wheaton Precious Metals Corp.	133,324	5,375,624
#	Whitecap Resources, Inc.	2,613,366	18,441,487
#*	WildBrain Ltd.	392,989	933,664
#	Winpak Ltd.	107,831	3,198,072
#	WSP Global, Inc.	142,110	18,949,491
	Yamana Gold, Inc.	3,708,981	15,315,513
#*	Yangarra Resources Ltd.	278,894	414,671
#	Yellow Pages Ltd.	91,812	1,037,187
TOTAL CANADA			3,677,267,772
CHINA — (0.0%)
	CGN Mining Co. Ltd.	2,945,000	311,291
#*	Goodbaby International Holdings Ltd.	3,740,000	529,815
*	Hanfeng Evergreen, Inc.	42,625	0
Ω	Hygeia Healthcare Holdings Co. Ltd.	365,800	1,658,399
	Texhong Textile Group Ltd.	313,000	404,640
	TK Group Holdings Ltd.	434,000	144,394
TOTAL CHINA			3,048,539
DENMARK — (2.1%)
*	ALK-Abello AS	21,670	9,150,586
	Alm Brand AS	4,535,450	8,598,725
#	Ambu AS, Class B	64,919	1,375,566
	AP Moller - Maersk AS, Class A	2,940	9,849,746
	AP Moller - Maersk AS, Class B	3,757	13,495,682
#*	Bang & Olufsen AS	533,253	1,863,072
	BankNordik P/F	1,342	30,232
#*	Bavarian Nordic AS	338,191	9,954,087
#*	Brodrene Hartmann AS	12,158	622,087
*	Broendbyernes IF Fodbold AS	121,106	9,192
	Carlsberg AS, Class B	172,977	28,010,270
	cBrain AS	7,006	219,382
	Chemometec AS	36,842	3,819,764
#	Chr Hansen Holding AS	257,478	20,648,558
	Coloplast AS, Class B	96,551	14,040,664

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Columbus AS	438,664	$632,216
	D/S Norden AS	168,448	3,834,159
	Danske Bank AS	1,157,341	22,465,417
*	Demant AS	351,167	15,536,800
*	Dfds AS	174,840	8,535,047
#*	Djurslands Bank AS	1,040	56,526
*	Drilling Co. of 1972 AS	67,925	2,649,500
	DSV AS	151,741	30,830,886
#	FLSmidth & Co. AS	216,679	7,304,277
#	Fluegger Group AS	350	31,849
*	Genmab AS	70,499	24,006,989
#	GN Store Nord AS	600,927	36,364,474
	GronlandsBANKEN AS	33	3,061
	H Lundbeck AS	343,528	8,740,712
*	H+H International AS, Class B	116,159	3,589,722
*	Harboes Bryggeri AS, Class B	2,462	29,780
#*	ISS AS	784,977	14,789,164
	Jeudan AS	14,670	557,973
*	Jyske Bank AS	291,973	17,197,865
	Matas AS	208,871	3,492,352
*	MT Hoejgaard Holding AS	328	10,097
#Ω	Netcompany Group AS	62,073	4,560,146
*	Nilfisk Holding AS	155,838	5,489,712
*	NKT AS	216,606	9,119,021
#Ω	NNIT AS	69,046	1,012,910
	North Media AS	11,810	175,617
	Novo Nordisk AS, Sponsored ADR	595,283	59,450,913
	Novo Nordisk AS, Class B	891,477	88,673,654
	Novozymes AS, Class B	301,483	20,696,028
*	NTG Nordic Transport Group AS, Class A	6,037	401,912
Ω	Orsted AS	64,395	6,860,965
	Pandora AS	449,416	48,869,375
*	Parken Sport & Entertainment AS	10,398	135,735
	Per Aarsleff Holding AS	97,171	4,378,360
	Ringkjoebing Landbobank AS	149,659	19,701,044
	Rockwool International AS, Class A	3,498	1,137,510
#	Rockwool International AS, Class B	34,285	13,131,499
	Royal Unibrew AS	240,968	27,702,972
#*	RTX AS	28,702	720,503
Ω	Scandinavian Tobacco Group AS, Class A	303,613	6,545,035
	Schouw & Co. AS	71,013	6,005,712
	SimCorp AS	150,405	14,023,783
	Solar AS, Class B	25,629	2,748,056
	SP Group AS	1,209	66,945
	Spar Nord Bank AS	454,313	6,533,210
*	Sparekassen Sjaelland-Fyn AS	1,049	32,359
	Sydbank AS	381,764	13,475,319
	TCM Group AS	8,463	176,544
*	Tivoli AS	1,544	189,254
	Topdanmark AS	252,365	14,433,583
#*	TORM PLC, Class A	59,523	425,703
	Tryg AS	671,846	15,919,934
	UIE PLC	4,278	1,175,416
#	Vestas Wind Systems AS	1,027,335	27,800,088
#*	Zealand Pharma AS	28,370	552,689
TOTAL DENMARK			744,667,985
FINLAND — (1.6%)
	Aktia Bank Oyj	178,792	2,319,504

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Alandsbanken Abp, Class B	1,250	$50,240
	Alma Media Oyj	61,478	703,700
	Apetit Oyj	3,389	47,271
	Aspo Oyj	28,806	357,887
	Atria Oyj	61,808	781,841
*	BasWare Oyj	7,918	232,465
#	Bittium Oyj	79,121	438,700
	Cargotec Oyj, Class B	203,864	10,178,325
	Caverion Oyj	156,287	1,081,083
	Citycon Oyj	240,789	1,927,239
	Digia Oyj	27,598	224,477
	Elisa Oyj	379,350	22,283,705
Ω	Enento Group Oyj	9,514	345,677
#*	Finnair Oyj	4,478,584	3,314,046
	Fiskars Oyj Abp	104,250	2,593,739
	Fortum Oyj	1,012,215	27,552,220
	F-Secure Oyj	255,088	1,255,532
	Glaston Oyj ABP	11,415	13,915
	Gofore Oyj	440	11,568
	Harvia Oyj	47,384	2,504,464
#	HKScan Oyj, Class A	165,652	300,438
	Huhtamaki Oyj	584,496	23,042,996
	Ilkka-Yhtyma Oyj	29,672	160,760
#	Kamux Corp.	18,383	235,313
	Kemira Oyj	711,617	10,460,129
	Kesko Oyj, Class A	167,378	4,813,081
	Kesko Oyj, Class B	1,370,460	43,283,484
	Kojamo Oyj	305,375	7,000,996
	Kone Oyj, Class B	247,622	16,037,030
	Konecranes Oyj	300,069	12,070,152
	Lassila & Tikanoja Oyj	169,797	2,346,118
#*	Lehto Group Oyj	205,282	161,999
	Marimekko Oyj	4,739	390,315
	Metsa Board Oyj, Class B	723,526	7,800,025
	Metso Outotec Oyj	1,979,975	21,234,455
	Musti Group Oyj	30,848	921,939
	Neles Oyj	302,981	4,258,306
#	Neste Oyj	574,109	25,892,040
*	Nokia Oyj	5,179,262	30,893,876
*	Nokia Oyj, Sponsored ADR	2,506,247	14,786,857
	Nokian Renkaat Oyj	695,310	23,508,402
	Nordea Bank Abp	2,440,427	28,986,616
	Olvi Oyj, Class A	39,535	2,145,267
	Oma Saastopankki Oyj	719	13,328
*	Optomed Oy	6,182	59,572
	Oriola Oyj, Class A	1,000	2,424
	Oriola Oyj, Class B	719,046	1,767,966
	Orion Oyj, Class A	54,923	2,215,342
	Orion Oyj, Class B	436,906	17,765,782
*	Outokumpu Oyj	1,945,424	12,604,221
	Pihlajalinna Oyj	34,018	479,729
	Ponsse Oyj	52,110	2,351,619
*	QT Group Oyj	30,828	3,578,680
	Raisio Oyj, Class V	401,412	1,450,934
*	Rapala VMC Oyj	20,892	191,774
	Raute Oyj, Class A	1,914	41,681
	Revenio Group Oyj	63,845	3,333,268
Ω	Rovio Entertainment Oyj	14,306	112,836
	Sampo Oyj, Class A	490,275	24,333,731

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Sanoma Oyj	504,321	$7,617,266
*	Stockmann Oyj Abp, Class B	18,522	41,051
	Stora Enso Oyj, Class R	1,483,030	30,190,110
	Taaleri Oyj	3,685	47,597
	Talenom Oyj	4,065	46,183
	Teleste Oyj	20,343	124,822
Ω	Terveystalo Oyj	34,591	451,548
	TietoEVRY Oyj	378,113	11,251,329
	Tokmanni Group Corp.	104,143	2,179,116
	UPM-Kymmene Oyj	1,134,767	41,358,275
	Uponor Oyj	284,514	6,313,095
	Vaisala Oyj, Class A	45,516	2,428,708
	Valmet Oyj	657,788	25,123,768
#	Verkkokauppa.com Oyj	8,621	66,874
	Wartsila OYJ Abp	969,896	11,974,726
#	YIT Oyj	722,424	3,588,801
TOTAL FINLAND			572,054,348
FRANCE — (7.9%)
	ABC arbitrage	105,088	839,733
*	Accor SA	440,860	16,202,195
#*	Aeroports de Paris	49,865	6,766,720
	Air Liquide SA	519,420	88,851,590
*	Airbus SE	402,580	51,406,736
*	Akka Technologies	41,036	2,241,988
	AKWEL	63,353	1,569,961
	Albioma SA	153,455	5,995,368
Ω	ALD SA	117,115	1,755,020
	Alstom SA	180,953	5,866,446
	Altamir	44,351	1,247,975
	Alten SA	125,455	20,462,485
Ω	Amundi SA	117,581	9,140,313
	Arkema SA	413,435	61,133,848
	Assystem SA	45,623	1,951,082
	Atos SE	259,113	9,288,411
	Aubay	33,103	1,968,441
	AXA SA	1,415,353	44,825,638
	Axway Software SA	25,730	504,854
#	Bastide le Confort Medical	13,234	647,746
*	Beneteau SA	182,413	3,041,455
#	Bigben Interactive	58,402	1,197,866
	BioMerieux	77,353	9,070,635
	BNP Paribas SA	886,338	63,275,120
	Boiron SA	30,194	1,372,803
	Bollore SA	1,817,900	9,798,853
#	Bonduelle SCA	92,495	2,175,689
	Bourbon Corp.	56,660	0
	Bouygues SA	998,687	35,220,751
	Bureau Veritas SA	627,997	17,968,461
	Burelle SA	55	39,167
	Capgemini SE	212,139	47,692,318
	Carrefour SA	2,751,041	52,356,685
*	Casino Guichard Perrachon SA	199,760	4,418,488
*	Catana Group	48,564	438,040
#*	Catering International Services	6,197	88,145
	CBo Territoria	2,301	9,507
*	Cegedim SA	15,898	397,215
*	CGG SA	3,406,411	2,835,574
	Chargeurs SA	94,241	2,373,717

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain	1,049,584	$71,022,689
*	Cie des Alpes	96,432	1,610,681
#	Cie Generale des Etablissements Michelin SCA	571,661	95,652,495
	Cie Plastic Omnium SA	328,119	7,631,815
#*	Claranova SE	70,358	426,670
	CNP Assurances	534,921	13,167,170
*	Coface SA	598,452	7,917,483
	Credit Agricole SA	952,684	14,332,602
	Danone SA, Sponsored ADR	18,623	233,160
	Danone SA	683,066	42,589,893
	Dassault Aviation SA	24,613	2,925,069
	Dassault Systemes SE, Sponsored ADR	10,275	492,892
	Dassault Systemes SE	198,815	9,614,370
#*	DBV Technologies SA	35,620	111,071
#	Delta Plus Group	1,869	179,932
*	Derichebourg SA	721,218	9,069,892
	Edenred	495,821	21,296,679
	Eiffage SA	481,145	50,555,437
*	Ekinops SAS	6,333	51,832
	Electricite de France SA	1,091,241	10,495,781
	Electricite de Strasbourg SA	1,138	143,456
#*Ω	Elior Group SA	555,988	3,353,787
*	Elis SA	975,626	17,822,409
	Engie SA	2,576,827	39,636,243
*	Eramet SA	46,687	4,839,080
	EssilorLuxottica SA	114,055	21,577,543
*	Esso SA Francaise	10,411	238,457
#*	Etablissements Maurel et Prom SA	298,121	886,143
	Eurazeo SE	55,944	4,445,217
	Eurofins Scientific SE	337,380	33,873,914
Ω	Euronext NV	327,762	31,600,285
#	Eutelsat Communications SA	965,513	11,972,166
*	Exel Industries, Class A	6,839	587,507
	Faurecia SE	605,983	26,309,077
	Fnac Darty SA	102,019	6,058,601
*	Gaumont SA	768	88,735
	Gaztransport Et Technigaz SA	85,230	7,819,154
#	GEA	181	20,898
	Getlink SE	406,899	6,418,776
#*	GL Events	57,252	1,122,873
	Groupe Crit	22,390	1,634,011
	Groupe Gorge SA	9,794	169,791
	Guerbet	37,275	1,391,994
*	Haulotte Group SA	54,664	317,927
	Hermes International	23,514	35,304,366
	HEXAOM	16,188	699,263
*	ID Logistics Group	9,101	3,304,510
	Imerys SA	195,518	8,985,107
	Infotel SA	819	48,783
	Interparfums SA	5,493	417,372
	Ipsen SA	122,950	11,963,129
	IPSOS	185,598	8,480,552
	Jacquet Metals SACA	81,175	1,998,443
*	JCDecaux SA	257,834	7,057,978
	Kaufman & Broad SA	120,359	4,777,354
	Kering SA	62,464	46,645,916
	Korian SA	364,097	7,982,105
Ω	La Francaise des Jeux SAEM	161,918	6,703,990
*	Lagardere SA	649,009	17,668,384

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Laurent-Perrier	4,727	$537,414
	Lectra	104,988	4,507,499
	Legrand SA	317,355	32,298,180
	Linedata Services	18,245	820,928
	LISI	117,537	3,693,171
	LNA Sante SA	27,031	1,250,829
	L'Oreal SA	74,445	31,798,930
	LVMH Moet Hennessy Louis Vuitton SE	248,440	204,062,954
Ω	Maisons du Monde SA	137,454	3,138,407
	Manitou BF SA	37,916	1,412,642
	Manutan International	2,990	263,869
	Mersen SA	91,472	3,814,946
#*	METabolic EXplorer SA	84,159	572,380
	Metropole Television SA	200,359	3,908,881
	Nacon SA	2,813	16,716
	Nexans SA	282,050	25,487,237
	Nexity SA	283,721	11,879,891
#*	Nicox	71,997	185,809
	NRJ Group	82,121	547,089
#	Oeneo SA	143,254	2,254,334
#*	Onxeo SA	12,362	5,771
#	Orange SA, Sponsored ADR	187,975	2,197,428
	Orange SA	7,330,798	86,118,204
	Orpea SA	139,636	6,130,607
	Pernod Ricard SA	69,562	14,879,266
	Pharmagest Interactive	2,924	264,190
#	Plastiques Du Val De Loire	45,034	345,280
*	Prodways Group SA	14,691	48,038
	Publicis Groupe SA, ADR	89,724	1,517,233
	Publicis Groupe SA	714,348	48,404,844
	Quadient SA	186,532	3,811,860
#*	Rallye SA	489,222	2,384,280
#*††	Recylex SA	65,252	25,401
	Remy Cointreau SA	15,809	3,296,703
*	Renault SA	704,771	28,009,301
	Rexel SA	1,449,227	32,302,703
	Robertet SA	1,585	1,554,293
	Rothschild & Co.	36,599	1,588,070
	Rubis SCA	237,855	7,700,031
	Safran SA	123,076	14,900,715
	Samse SA	943	215,998
	Sanofi, ADR	246,722	12,829,544
	Sanofi	432,160	45,187,518
	Sartorius Stedim Biotech	44,190	19,377,806
	Savencia SA	17,323	1,251,046
	Schneider Electric SE	229,955	38,953,107
	SCOR SE	743,804	25,373,076
	SEB SA	119,502	18,136,817
	Seche Environnement SA	12,581	900,889
	SES SA	1,900,136	14,619,702
*Ω	SMCP SA	111,520	917,308
	Societe BIC SA	134,748	7,672,416
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	163,741
	Societe Generale SA	1,253,453	46,528,591
	Societe Marseillaise du Tunnel Prado-Carenage SA	7,346	237,662
	Societe pour l'Informatique Industrielle	4,239	198,561
	Sodexo SA	124,874	11,613,737
	Sodexo SA, Sponsored ADR	3,640	67,340
	Sodexo SA	8,908	821,031

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	81,423	$14,865,290
#*	Solocal Group	354,103	576,300
	Somfy SA	28,629	5,271,068
	Sopra Steria Group SACA	84,150	14,794,570
	SPIE SA	549,274	12,740,159
	Stef SA	22,404	2,614,173
	STMicroelectronics NV	1,220,478	57,387,766
#	STMicroelectronics NV	269,667	12,658,169
	Sword Group	23,253	1,071,497
	Synergie SE	44,846	1,703,450
*	Technicolor SA	11,961	37,507
*	Technip Energies NV	387,645	5,931,549
	Teleperformance	151,417	57,022,007
	Television Francaise 1	296,203	2,831,268
	Thales SA	237,033	21,865,685
	Thermador Groupe	12,782	1,393,111
	Tikehau Capital SCA	8,288	220,494
	Total Gabon	1,314	218,640
#	TotalEnergies SE, Sponsored ADR	217,523	12,355,306
	TotalEnergies SE	3,093,836	175,938,476
	Trigano SA	45,634	8,645,946
#*	Ubisoft Entertainment SA	310,134	17,796,880
	Union Financiere de France BQE SA	6,272	116,650
	Valeo	970,458	27,161,764
*	Vallourec SA	259,336	2,306,914
	Veolia Environnement SA	555,142	20,054,379
Ω	Verallia SA	115,797	3,631,958
#*	Verimatrix SA	5,620	6,732
	Vetoquinol SA	1,108	162,707
	Vicat SA	84,188	3,488,774
	VIEL & Cie SA	71,823	467,520
	Vilmorin & Cie SA	35,892	2,028,996
#	Vinci SA	676,067	74,101,358
	Virbac SA	15,301	6,155,490
	Vivendi SE	300,594	3,939,397
*	Vranken-Pommery Monopole SA	8,008	165,133
	Wavestone	10,874	595,493
*Ω	Worldline SA	285,268	13,826,991
*Ω	X-Fab Silicon Foundries SE	121,939	1,189,537
TOTAL FRANCE			2,750,521,266
GERMANY — (6.6%)
	1&1 AG	166,749	4,438,336
	7C Solarparken AG	32,181	149,909
	Aareal Bank AG	317,361	10,232,679
	Adesso SE	4,065	839,329
	Adidas AG	133,607	36,664,057
#	ADVA Optical Networking SE	210,006	3,161,480
	All for One Group SE	3,921	305,630
	Allgeier SE	19,416	1,023,150
	Allianz SE	276,267	70,932,248
	Allianz SE, Sponsored ADR	186,523	4,778,719
	Amadeus Fire AG	14,171	2,641,503
	Aroundtown SA	1,633,511	10,089,436
	Atoss Software AG	9,597	1,924,193
#*Ω	Aumann AG	3,278	51,980
	Aurubis AG	197,548	20,593,033
	BASF SE	971,481	74,404,649
	Basler AG	17,190	2,309,372

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Bauer AG	79,806	$882,875
	Bayer AG	1,299,337	78,939,732
	Bayerische Motoren Werke AG	951,135	100,670,887
	BayWa AG	68,611	2,889,482
	Bechtle AG	261,519	15,702,227
Ω	Befesa SA	73,885	5,216,069
	Beiersdorf AG	39,299	3,908,817
	Bertrandt AG	25,455	1,489,708
#	bet-at-home.com AG	12,987	231,641
*	Bijou Brigitte AG	15,233	391,254
	Bilfinger SE	145,266	5,058,373
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	2,511,522
	Brenntag SE	415,503	35,598,743
	CANCOM SE	99,091	6,014,531
	Carl Zeiss Meditec AG	23,186	3,728,779
*	CECONOMY AG	768,684	3,420,774
	CENIT AG	41,872	650,277
	Cewe Stiftung & Co. KGAA	48,896	6,008,671
*	Commerzbank AG	3,419,423	29,527,749
	CompuGroup Medical SE & Co. KgaA	105,941	7,022,030
*	Continental AG	271,300	26,302,565
#*	Corestate Capital Holding SA	102,404	1,363,771
Ω	Covestro AG	861,680	51,694,752
	CropEnergies AG	128,768	1,773,568
*	CTS Eventim AG & Co. KGaA	145,048	10,311,070
	Daimler AG	1,688,994	134,771,126
*	Daimler Truck Holding AG	844,497	29,771,789
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	178,116
*Ω	Delivery Hero SE	42,572	3,286,131
*	Delticom AG	5,449	37,859
	Dermapharm Holding SE	46,763	3,781,648
*	Deutsche Bank AG	3,429,473	47,698,209
	Deutsche Beteiligungs AG	85,573	3,551,177
	Deutsche Boerse AG	200,488	35,637,222
	Deutsche EuroShop AG	150,235	2,822,869
#*	Deutsche Lufthansa AG	1,310,778	10,192,369
Ω	Deutsche Pfandbriefbank AG	768,867	9,487,764
	Deutsche Post AG	955,495	57,502,250
	Deutsche Telekom AG, Sponsored ADR	11,826	223,511
	Deutsche Telekom AG	5,639,652	106,470,850
*	Deutz AG	831,180	5,694,932
	DIC Asset AG	190,390	3,275,110
	DMG Mori AG	23,446	1,108,333
#	Dr Hoenle AG	14,287	580,792
	Draegerwerk AG & Co. KGaA	15,422	851,688
	Duerr AG	173,386	7,673,256
Ω	DWS Group GmbH & Co. KGaA	2,908	117,058
	E.ON SE	4,100,375	56,554,297
	Eckert & Ziegler Strahlen- und Medizintechnik AG	58,290	5,081,301
*	EDAG Engineering Group AG	16,434	201,487
*	ElringKlinger AG	156,496	1,861,914
	Encavis AG	199,644	3,145,080
	Energiekontor AG	11,808	835,250
	Evonik Industries AG	376,734	12,290,451
*	Evotec SE	19,428	786,148
	Fielmann AG	92,825	5,920,087
	First Sensor AG	3,857	201,888
#*	flatexDEGIRO AG	108,060	2,091,046
*	Francotyp-Postalia Holding AG, Class A	22,684	74,552

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	$9,200,639
	Freenet AG	884,555	24,091,324
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,044,941
	Fresenius Medical Care AG & Co. KGaA	529,867	36,027,444
	Fresenius SE & Co. KGaA	826,614	34,122,918
	Fuchs Petrolub SE	77,542	2,602,319
	GEA Group AG	281,672	13,307,633
#	Gerresheimer AG	196,104	17,598,482
*	Gesco AG	29,514	800,721
	GFT Technologies SE	129,427	6,414,777
#*	Global Fashion Group SA	6,038	27,589
	Grand City Properties SA	245,283	5,413,335
#	GRENKE AG	5,021	158,595
*	H&R GmbH & Co. KGaA	71,325	594,667
	Hamburger Hafen und Logistik AG	196,130	4,213,323
	Hannover Rueck SE	57,210	11,541,667
#Ω	Hapag-Lloyd AG	59,181	17,666,859
	Hawesko Holding AG	1,974	118,568
	HeidelbergCement AG	261,280	18,182,100
*	Heidelberger Druckmaschinen AG	1,930,070	6,055,729
*	HelloFresh SE	153,939	10,249,368
	Henkel AG & Co. KGaA	67,953	5,369,032
*	Highlight Communications AG	42,880	180,516
	Hornbach Baumarkt AG	42,846	2,296,467
	Hornbach Holding AG & Co. KGaA	42,624	6,529,948
	Hugo Boss AG	248,337	15,731,781
*	Hypoport SE	8,878	3,923,271
	Indus Holding AG	85,358	3,275,278
#	Infineon Technologies AG	642,327	26,674,391
	Infineon Technologies AG, ADR	186,129	7,672,237
Ω	Instone Real Estate Group SE	76,990	1,370,004
	IVU Traffic Technologies AG	28,301	641,025
	Jenoptik AG	103,245	3,778,603
Ω	JOST Werke AG	1,659	83,323
*	K+S AG	982,625	18,759,822
	KION Group AG	393,720	36,400,704
*	Kloeckner & Co. SE	363,508	4,105,544
	Knorr-Bremse AG	21,862	2,216,580
*	Koenig & Bauer AG	72,821	2,270,656
	Krones AG	42,754	4,245,884
	KSB SE & Co. KGaA	267	136,893
	KWS Saat SE & Co. KGaA	24,451	1,899,985
	Lanxess AG	509,917	31,046,399
	LEG Immobilien SE	170,512	22,619,902
	Leifheit AG	29,884	1,007,414
#*	Leoni AG	120,123	1,303,645
#*	Manz AG	14,371	752,029
*	Mediclin AG	12,692	48,412
*	Medigene AG	16,352	41,971
	Merck KGaA	89,940	19,723,687
	METRO AG	1,116,541	11,397,376
	MLP SE	224,130	2,090,434
	MTU Aero Engines AG	62,570	13,314,218
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106,586	33,743,518
*	Nagarro SE	30,486	5,300,159
	Nemetschek SE	229,249	21,189,974
	New Work SE	11,809	2,604,649
	Nexus AG	16,087	1,140,404
#*	Nordex SE	405,739	6,510,971

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Norma Group SE	227,204	$8,251,479
	OHB SE	34,731	1,427,559
	Patrizia AG	183,508	3,989,326
	Pfeiffer Vacuum Technology AG	41,426	8,157,755
#	PNE AG	359,080	3,411,329
*	Progress-Werk Oberkirch AG	5,595	190,508
	ProSiebenSat.1 Media SE	698,671	10,927,866
	PSI Software AG	16,101	709,195
	Puma SE	115,980	12,404,351
*	PVA TePla AG	39,834	1,394,006
*	q.beyond AG	662,612	1,287,237
*	QIAGEN NV	288,061	14,247,595
*	R Stahl AG	4,599	88,852
	Rational AG	10,253	8,595,256
	Rheinmetall AG	274,085	28,655,530
	RTL Group SA	150,884	8,540,863
	RWE AG	802,045	33,832,075
#	S&T AG	155,652	2,858,662
*	SAF-Holland SE	256,148	3,230,020
*	Salzgitter AG	196,001	6,705,666
	SAP SE, Sponsored ADR	52,887	6,621,981
	SAP SE	289,878	36,368,443
Ω	Scout24 SE	127,221	7,600,746
	Secunet Security Networks AG	5,074	1,806,671
*	Serviceware SE	611	10,738
*	SGL Carbon SE	79,222	552,995
	Siemens AG, Sponsored ADR	63,609	5,021,294
	Siemens AG	270,223	42,903,604
#*	Siemens Energy AG	583,240	13,118,732
Ω	Siemens Healthineers AG	148,051	9,514,091
#	Siltronic AG	92,377	12,062,984
*	Sixt SE	89,285	14,514,798
#	SMA Solar Technology AG	15,662	557,848
	Softing AG	10,451	82,678
	Software AG	124,078	4,777,686
	Stabilus SA	66,666	4,489,389
	STRATEC SE	11,197	1,515,638
	Stroeer SE & Co. KGaA	135,812	10,169,073
	Suedzucker AG	363,460	5,088,727
*	SUESS MicroTec SE	71,689	1,546,032
	Surteco Group SE	34,391	1,264,572
#	Symrise AG	185,942	22,219,952
	Syzygy AG	4,986	35,901
	TAG Immobilien AG	445,837	11,773,807
	Takkt AG	172,706	2,923,903
*	Talanx AG	163,192	7,810,569
*Ω	TeamViewer AG	142,862	2,158,650
#	Technotrans SE	44,155	1,311,021
	Telefonica Deutschland Holding AG	4,982,918	14,304,815
*	thyssenkrupp AG	1,679,076	17,280,523
	Traffic Systems SE	10,842	400,767
	Uniper SE	325,528	14,730,075
	United Internet AG	458,612	17,985,220
#*	va-Q-tec AG	1,952	47,090
#	Varta AG	46,267	5,041,256
	VERBIO Vereinigte BioEnergie AG	105,064	6,696,872
*	Vitesco Technologies Group AG, Class A	54,260	2,686,172
	Volkswagen AG	83,331	24,130,830
	Vonovia SE	488,106	27,800,469

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Vossloh AG	35,682	$1,720,213
	Wacker Chemie AG	105,551	15,404,124
	Wacker Neuson SE	170,725	4,288,903
	Washtec AG	53,160	2,990,204
#*	Westwing Group AG	26,574	638,017
	Wuestenrot & Wuerttembergische AG	98,689	2,083,172
*Ω	Zalando SE	122,653	9,734,711
	Zeal Network SE	42,985	1,835,931
TOTAL GERMANY			2,296,964,251
HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	10,902,900	268,458
	Aeon Credit Service Asia Co. Ltd.	28,000	18,257
	AIA Group Ltd.	10,843,200	113,200,950
	Allied Group Ltd.	1,570,000	578,222
	APAC Resources Ltd.	271,695	36,777
*	Apollo Future Mobility Group Ltd.	2,640,000	156,183
*	Applied Development Holdings Ltd.	765,000	10,132
*	Arta TechFin Corp. Ltd.	272,000	7,281
	Asia Financial Holdings Ltd.	400,000	177,624
	Asia Standard International Group Ltd.	2,185,561	240,992
	Asiasec Properties Ltd.	299,000	20,404
	ASM Pacific Technology Ltd.	1,039,600	10,401,152
	Associated International Hotels Ltd.	79,000	125,642
	Bank of East Asia Ltd.	2,553,685	4,358,395
Ω	BOC Aviation Ltd.	1,116,100	9,383,258
	BOC Hong Kong Holdings Ltd.	3,517,500	13,582,254
	BOCOM International Holdings Co. Ltd.	415,000	68,266
#	BOE Varitronix Ltd.	3,064,000	3,492,170
††	Brightoil Petroleum Holdings Ltd.	7,912,171	285,453
Ω	Budweiser Brewing Co. APAC Ltd.	1,063,700	2,809,800
	Build King Holdings Ltd.	860,000	101,495
	Cafe de Coral Holdings Ltd.	2,038,000	3,460,366
#*	Cathay Pacific Airways Ltd.	8,694,180	7,262,765
*	Century City International Holdings Ltd.	3,792,000	184,888
	Chen Hsong Holdings	408,000	128,102
	Cheuk Nang Holdings Ltd.	124,488	40,932
	Chevalier International Holdings Ltd.	130,276	156,246
*	China Best Group Holding Ltd.	1,047,000	69,709
#*	China Display Optoelectronics Technology Holdings Ltd.	2,472,000	152,472
*	China Energy Development Holdings Ltd.	32,700,000	607,435
	China Motor Bus Co. Ltd.	6,800	82,525
*††	China Smarter Energy Group Holdings Ltd.	1,462,000	1,444
*††	China Solar Energy Holdings Ltd.	1,033,500	4,474
*	China Star Entertainment Ltd.	8,376,000	904,939
*	China Strategic Holdings Ltd.	85,690,000	454,109
	China Tonghai International Financial Ltd.	210,000	5,136
	Chinese Estates Holdings Ltd.	1,705,000	581,210
*	Chong Kin Group Holdings Ltd.	416,000	44,407
	Chow Sang Sang Holdings International Ltd.	1,545,000	2,046,926
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	6,122,702
	Chuang's China Investments Ltd.	6,774,219	375,462
	Chuang's Consortium International Ltd.	4,671,553	532,285
	CITIC Telecom International Holdings Ltd.	10,719,000	3,902,800
	CK Asset Holdings Ltd.	2,785,624	18,595,174
	CK Hutchison Holdings Ltd.	2,159,908	15,351,167
	CK Infrastructure Holdings Ltd.	947,045	5,836,039
#	CK Life Sciences Int'l Holdings, Inc.	6,910,000	639,418
	CLP Holdings Ltd.	1,149,000	11,498,621

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	C-Mer Eye Care Holdings Ltd.	88,000	$60,489
	CNQC International Holdings Ltd.	175,000	14,903
	CNT Group Ltd.	814,000	41,741
	Convenience Retail Asia Ltd.	122,000	11,765
*	Cowell e Holdings, Inc.	51,000	58,103
Ω	Crystal International Group Ltd.	455,500	134,071
	CSI Properties Ltd.	27,084,200	728,681
	Dah Sing Banking Group Ltd.	2,682,502	2,543,265
	Dah Sing Financial Holdings Ltd.	1,054,044	3,417,563
	Dickson Concepts International Ltd.	404,500	218,444
	Dynamic Holdings Ltd.	42,000	53,498
	Eagle Nice International Holdings Ltd.	1,394,000	845,230
	EC Healthcare	793,000	911,917
	EcoGreen International Group Ltd.	468,240	107,718
*	Emperor Capital Group Ltd.	19,950,000	190,439
	Emperor Entertainment Hotel Ltd.	2,565,000	260,855
	Emperor International Holdings Ltd.	6,568,416	766,266
	Emperor Watch & Jewellery Ltd.	17,700,000	461,591
*	ENM Holdings Ltd.	2,608,000	227,969
*	Esprit Holdings Ltd.	11,483,469	1,078,299
*Ω	ESR Cayman Ltd.	311,800	1,057,220
*	Eternity Investment Ltd.	520,000	12,100
	EuroEyes International Eye Clinic Ltd., Class C	10,000	10,153
	Fairwood Holdings Ltd.	267,000	533,957
	Far East Consortium International Ltd.	7,667,314	2,776,069
	First Pacific Co. Ltd.	10,613,756	4,087,736
*	First Shanghai Investments Ltd.	5,200,000	130,825
*Ω	FIT Hon Teng Ltd.	160,000	28,168
#*Ω	Fosun Tourism Group	107,000	143,750
	Fountain SET Holdings Ltd.	8,828,000	1,552,060
	Four Seas Mercantile Holdings Ltd.	36,000	13,302
*Ω	Frontage Holdings Corp.	78,000	37,670
	FSE Lifestyle Services Ltd.	184,000	137,692
*	Galaxy Entertainment Group Ltd.	591,000	3,422,636
*	GBA Holdings Ltd.	15,680,000	20,110
	GDH Guangnan Holdings Ltd.	1,986,000	175,412
*	Genting Hong Kong Ltd.	1,416,000	75,367
	Get Nice Financial Group Ltd.	798,824	87,507
	Giordano International Ltd.	7,950,000	1,658,590
	Glorious Sun Enterprises Ltd.	1,763,000	183,295
*	Gold Peak Industries Holdings Ltd.	605,000	56,819
	Golden Resources Development International Ltd.	924,000	60,678
*††	Good Resources Holdings Ltd.	3,150,000	6,424
*	GR Properties Ltd.	1,294,000	172,382
	Great Eagle Holdings Ltd.	657,900	1,848,302
*	G-Resources Group Ltd.	6,497,820	2,215,472
	Guoco Group Ltd.	26,000	290,293
	Guotai Junan International Holdings Ltd.	14,662,000	1,986,426
	Haitong International Securities Group Ltd.	16,580,139	3,795,588
	Hang Lung Group Ltd.	2,843,000	6,327,178
	Hang Lung Properties Ltd.	5,540,000	11,852,393
	Hang Seng Bank Ltd.	935,500	18,520,846
	Hanison Construction Holdings Ltd.	909,496	149,294
	Harbour Centre Development Ltd.	158,000	136,581
	Henderson Land Development Co. Ltd.	2,398,284	10,488,160
*	HK Asia Holdings Ltd.	68,000	36,221
	HK Electric Investments & HK Electric Investments Ltd.	3,628,500	3,612,580
	HKBN Ltd.	3,045,000	3,824,128
	HKR International Ltd.	4,228,438	1,698,485

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT Ltd.	12,351,000	$16,854,114
	Hon Kwok Land Investment Co. Ltd.	234,000	84,633
	Hong Kong & China Gas Co. Ltd.	3,381,586	5,211,898
*	Hong Kong ChaoShang Group Ltd.	104,000	11,717
	Hong Kong Exchanges & Clearing Ltd.	814,018	46,460,641
	Hong Kong Ferry Holdings Co. Ltd.	123,000	123,239
#	Hong Kong Technology Venture Co. Ltd.	647,000	599,561
*	Hongkong & Shanghai Hotels Ltd.	1,863,726	1,798,681
	Hongkong Chinese Ltd.	3,741,143	274,890
Ω	Honma Golf Ltd.	558,000	243,675
††	Hsin Chong Group Holdings Ltd.	7,804,000	65,658
	Hung Hing Printing Group Ltd.	1,234,524	205,541
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,408,000	1,373,232
	Hysan Development Co. Ltd.	1,386,215	4,255,133
*	I-CABLE Communications Ltd.	3,141,153	24,110
	IGG, Inc.	4,125,000	2,581,030
*	Imagi International Holdings Ltd.	1,098,799	88,067
	International Housewares Retail Co. Ltd.	1,228,000	419,673
*	IPE Group Ltd.	2,010,000	237,285
*	IRC Ltd.	25,660,000	882,070
	ITC Properties Group Ltd.	677,994	93,644
	Johnson Electric Holdings Ltd.	2,443,326	4,155,837
Ω	JS Global Lifestyle Co. Ltd.	1,713,000	2,737,468
	K Wah International Holdings Ltd.	1,237,000	484,306
*	Kader Holdings Co. Ltd.	100,000	5,681
*	Kam Hing International Holdings Ltd.	66,000	2,785
	Karrie International Holdings Ltd.	1,938,000	384,351
	Kerry Logistics Network Ltd.	2,720,291	6,801,243
	Kerry Properties Ltd.	2,592,083	7,322,283
	Kingmaker Footwear Holdings Ltd.	1,152,000	154,922
#*	Kingston Financial Group Ltd.	8,261,000	451,140
#	Kowloon Development Co. Ltd.	2,018,000	2,712,996
*	KuangChi Science Ltd.	4,909,000	125,321
#*	Lai Sun Development Co. Ltd.	1,819,480	950,737
	Lam Soon Hong Kong Ltd.	12,000	23,754
*	Landing International Development Ltd.	5,724,000	164,493
	Landsea Green Properties Co. Ltd.	584,000	22,459
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	39,335
	Lerado Financial Group Co. Ltd.	74,000	2,675
*††	Lerthai Group Ltd.	38,000	813
#*	Lifestyle International Holdings Ltd.	1,932,500	1,054,111
	Lippo China Resources Ltd.	12,586,000	202,810
	Lippo Ltd.	236,000	76,938
	Liu Chong Hing Investment Ltd.	950,000	958,084
	L'Occitane International SA	2,236,500	8,820,065
	Luk Fook Holdings International Ltd.	1,876,000	4,944,684
	Lung Kee Bermuda Holdings	432,000	215,110
*	Magnificent Hotel Investment Ltd.	4,616,000	74,657
	Man Wah Holdings Ltd.	9,908,400	15,318,235
*	Mason Group Holdings Ltd.	42,923,200	113,982
#	MECOM Power & Construction Ltd.	90,000	40,622
*	Melco International Development Ltd.	2,545,000	2,971,591
*	Melco Resorts & Entertainment Ltd., ADR	47,606	502,719
*	Midland Holdings Ltd.	1,342,364	160,804
	Ming Fai International Holdings Ltd.	542,000	27,853
	Miramar Hotel & Investment	505,000	852,310
	Modern Dental Group Ltd.	811,000	486,995
*	Mongolian Mining Corp.	264,000	49,715
	MTR Corp. Ltd.	946,632	5,123,954

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	NagaCorp Ltd.	7,932,000	$6,315,981
	Nameson Holdings Ltd.	1,670,000	104,701
	National Electronics Hldgs	61,600	8,263
*††	National United Resources Holdings Ltd.	3,320,000	11,326
*	Neo-Neon Holdings Ltd.	4,877,000	303,964
	New World Development Co. Ltd.	4,174,284	17,040,719
#*	NewOcean Energy Holdings Ltd.	4,088,000	30,889
	Nissin Foods Co. Ltd.	391,000	287,039
#	NWS Holdings Ltd.	5,759,221	5,740,270
#	Orient Overseas International Ltd.	369,500	9,152,254
	Oriental Watch Holdings	1,981,793	1,110,353
#*	Oshidori International Holdings Ltd.	17,547,000	1,176,870
††	Pacific Andes International Holdings Ltd.	11,918,411	41,883
	Pacific Basin Shipping Ltd.	26,765,000	11,424,792
*	Pacific Century Premium Developments Ltd.	2,508,004	187,166
	Pacific Textiles Holdings Ltd.	5,393,000	2,740,284
*	Paliburg Holdings Ltd.	928,790	260,215
*	Paradise Entertainment Ltd.	1,284,000	168,211
	PC Partner Group Ltd.	858,000	1,297,593
	PCCW Ltd.	21,037,308	11,078,604
#	Peace Mark Holdings Ltd.	232,000	0
*	Pegasus International Holdings Ltd.	82,000	8,433
#	Perfect Medical Health Management Ltd.	1,380,000	865,074
	Pico Far East Holdings Ltd.	3,380,000	560,991
	Playmates Holdings Ltd.	3,856,000	390,834
	Plover Bay Technologies Ltd.	904,000	430,006
	Power Assets Holdings Ltd.	1,832,500	11,259,993
	Prada SpA	938,600	5,739,394
*	PT International Development Co. Ltd.	4,432,550	145,395
	Public Financial Holdings Ltd.	1,532,000	494,759
*Ω	Razer, Inc.	3,553,000	1,046,577
#*	Regal Hotels International Holdings Ltd.	1,611,400	667,380
Ω	Regina Miracle International Holdings Ltd.	982,000	780,047
*	Renco Holdings Group Ltd.	32,000	440
#*	Sa Sa International Holdings Ltd.	533,951	102,478
*	Samson Holding Ltd.	196,000	8,546
*Ω	Samsonite International SA	1,482,300	3,098,057
*	Sands China Ltd.	380,400	1,060,727
	SAS Dragon Holdings Ltd.	1,306,000	939,343
	SEA Holdings Ltd.	945,918	629,668
*	Shangri-La Asia Ltd.	3,924,166	3,069,450
	Shenwan Hongyuan HK Ltd.	2,220,000	262,356
*	Shun Ho Property Investments Ltd.	70,224	12,020
*	Shun Tak Holdings Ltd.	15,070,250	3,995,011
	Sing Tao News Corp. Ltd.	892,000	58,602
	Singamas Container Holdings Ltd.	7,412,000	1,101,772
	Sino Land Co. Ltd.	9,518,842	12,333,504
	SITC International Holdings Co. Ltd.	5,768,000	21,985,184
*	SJM Holdings Ltd.	8,860,699	5,702,531
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,520,813
	Soundwill Holdings Ltd.	466,500	445,364
*	South China Holdings Co. Ltd.	2,720,000	33,069
	Stella International Holdings Ltd.	1,853,500	2,062,502
*	Summit Ascent Holdings Ltd.	1,440,000	20,172
	Sun Hung Kai & Co. Ltd.	3,702,787	1,986,722
	Sun Hung Kai Properties Ltd.	839,511	10,242,459
	SUNeVision Holdings Ltd.	993,000	872,709
	Swire Pacific Ltd., Class A	1,452,500	8,799,359
	Swire Pacific Ltd., Class B	2,557,500	2,535,289

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Properties Ltd.	865,050	$2,305,983
#	TAI Cheung Holdings Ltd.	1,071,000	671,668
	Tai Hing Group Holdings Ltd.	360,000	59,863
	Tai Sang Land Development Ltd.	145,523	76,330
#	Tan Chong International Ltd.	372,000	96,212
	Tao Heung Holdings Ltd.	795,000	92,192
	Techtronic Industries Co. Ltd.	1,690,500	27,893,403
*	Television Broadcasts Ltd.	1,503,200	932,385
	Texwinca Holdings Ltd.	3,674,000	714,928
*	Theme International Holdings Ltd.	4,435,000	446,635
	Tradelink Electronic Commerce Ltd.	2,376,000	356,615
#	Transport International Holdings Ltd.	1,108,075	1,851,725
*	Trendzon Holdings Group Ltd.	144,000	18,705
	United Laboratories International Holdings Ltd.	5,055,500	2,875,230
††	Untrade Convoy	23,823,171	95,634
	Untrade CW Group Holdings	1,730,500	0
	Untrade Gold Fin Holdings	2,104,000	0
	Untrade Master Glory GP	807,080	5,051
††	Untrade Mh Development NPV	564,000	15,733
††	Untrade.Burwill	9,641,600	16,446
††	UNTRADE.UP ENERGY DEV	2,252,000	6,990
*	Value Convergence Holdings Ltd.	1,880,000	73,359
	Value Partners Group Ltd.	6,002,000	2,960,084
	Vanke Overseas Investment Holding Co. Ltd.	123,000	39,270
	Vedan International Holdings Ltd.	1,404,000	120,648
#	Vitasoy International Holdings Ltd.	2,646,000	5,166,641
#*	Vobile Group Ltd.	260,000	178,152
#Ω	VPower Group International Holdings Ltd.	2,866,506	440,449
	VSTECS Holdings Ltd.	4,897,200	4,851,251
	VTech Holdings Ltd.	671,300	5,309,196
	Wai Kee Holdings Ltd.	384,000	188,520
	Wang On Group Ltd.	59,600,000	605,070
*	Wealthking Investments Ltd.	1,516,000	139,180
Ω	WH Group Ltd.	35,089,234	23,475,038
	Wharf Real Estate Investment Co. Ltd.	1,476,750	7,023,470
	Wing On Co. International Ltd.	123,137	281,657
#	Wing Tai Properties Ltd.	462,000	259,055
*	Xingye Alloy Materials Group Ltd.	279,000	40,105
	Xinyi Glass Holdings Ltd.	9,222,000	24,447,195
	YTO Express Holdings Ltd.	612,000	218,119
*	Yue Yuen Industrial Holdings Ltd.	4,554,000	7,689,591
#	Zensun Enterprises Ltd.	637,001	360,560
*	Zhaobangji Properties Holdings Ltd.	384,000	22,308
TOTAL HONG KONG			780,314,977
IRELAND — (0.8%)
*	AIB Group PLC	2,475,344	6,538,105
*	Bank of Ireland Group PLC	4,935,750	33,266,328
	Cairn Homes PLC	914,825	1,280,601
	CRH PLC	567,661	28,511,980
#	CRH PLC, Sponsored ADR	1,061,426	53,506,485
*	Dalata Hotel Group PLC	174,649	833,065
*	Datalex PLC	15,269	15,394
*	FBD Holdings PLC	80,216	932,158
#*,*	Flutter Entertainment PLC	152,117	23,178,188
	Glanbia PLC	552,063	7,611,359
*Ω	Glenveagh Properties PLC	1,222,401	1,677,956
*	Irish Continental Group PLC	459,877	2,288,014
	Kerry Group PLC,Class A	78,150	9,804,932

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group PLC	522,104	$50,259,130
*	Permanent TSB Group Holdings PLC	16,626	31,455
	Smurfit Kappa Group PLC	810,986	42,743,524
TOTAL IRELAND			262,478,674
ISRAEL — (1.0%)
	Adgar Investment & Development Ltd.	20,173	48,693
	Afcon Holdings Ltd.	717	49,096
	AFI Properties Ltd.	50,056	3,203,474
	Africa Israel Residences Ltd.	2,974	210,005
*	Airport City Ltd.	195,697	4,770,468
*	Albaad Massuot Yitzhak Ltd.	721	8,287
#*	Allot Ltd.	48,893	449,460
	Alony Hetz Properties & Investments Ltd.	166,020	3,101,393
#*	Alrov Properties & Lodgings Ltd.	26,975	1,660,316
	Amot Investments Ltd.	347,422	2,947,766
	Arad Ltd.	3,232	51,109
	Ashtrom Group Ltd.	83,306	2,333,798
	Atreyu Capital Markets Ltd.	5,542	111,351
	AudioCodes Ltd.	49,937	1,478,783
	Aura Investments Ltd.	246,593	631,324
	Automatic Bank Services Ltd.	4,252	35,823
#*	Avgol Industries 1953 Ltd.	277,423	237,854
*	Azorim-Investment Development & Construction Co. Ltd.	241,611	1,489,135
#	Azrieli Group Ltd.	27,826	2,515,894
	Bank Hapoalim BM	1,105,912	11,476,863
#	Bank Leumi Le-Israel BM	2,347,288	25,174,644
#*	Bet Shemesh Engines Holdings 1997 Ltd.	5,951	129,134
*	Bezeq The Israeli Telecommunication Corp. Ltd.	4,606,001	7,928,924
	Big Shopping Centers Ltd.	14,843	2,385,139
*	BioLine RX Ltd.	391,980	49,471
	Blue Square Real Estate Ltd.	15,415	1,396,367
#*	Brack Capital Properties NV	6,273	1,041,342
*	Camtek Ltd.	19,118	686,426
	Carasso Motors Ltd.	82,131	560,725
*	Castro Model Ltd.	337	11,696
*	Cellcom Israel Ltd.	392,690	2,311,421
*	Ceragon Networks Ltd.	99,230	228,229
*	Clal Insurance Enterprises Holdings Ltd.	177,630	4,172,129
*	Compugen Ltd.	18,025	63,389
	Danel Adir Yeoshua Ltd.	15,221	3,630,825
#	Delek Automotive Systems Ltd.	182,984	2,805,584
*	Delek Group Ltd.	35,775	4,040,149
	Delta Galil Industries Ltd.	50,883	3,182,803
	Dor Alon Energy in Israel 1988 Ltd.	2,203	67,498
	Duniec Brothers Ltd.	3,211	235,058
#	Elbit Systems Ltd.	36,125	6,016,134
#	Electra Consumer Products 1970 Ltd.	60,059	3,781,528
	Electra Ltd.	8,110	5,912,731
	Electra Real Estate Ltd.	15,764	345,205
*	Elron Ventures Ltd.	2,434	8,462
	Energix-Renewable Energies Ltd.	317,806	1,268,184
#*	Enlight Renewable Energy Ltd.	1,066,210	2,406,177
*	Equital Ltd.	110,308	4,853,500
*	Evogene Ltd.	21,090	29,315
#	First International Bank of Israel Ltd.	274,205	11,416,214
	FMS Enterprises Migun Ltd.	13,347	406,646
	Formula Systems 1985 Ltd.	52,629	5,922,445
	Fox Wizel Ltd.	52,929	10,284,009

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Gav-Yam Lands Corp. Ltd.	275,913	$3,509,467
	Gilat Satellite Networks Ltd.	84,839	655,995
#	Hadera Paper Ltd.	15,841	1,107,998
	Hamat Group Ltd.	1,600	14,962
	Harel Insurance Investments & Financial Services Ltd.	796,272	9,253,103
	Hilan Ltd.	67,522	4,351,975
	ICL Group Ltd.	832,868	7,532,056
	IDI Insurance Co. Ltd.	33,902	1,238,512
	IES Holdings Ltd.	1,874	198,660
	Ilex Medical Ltd.	3,775	202,327
	Inrom Construction Industries Ltd.	247,150	1,221,961
	Isracard Ltd.	266,914	1,479,291
	Israel Canada T.R Ltd.	169,240	1,052,740
	Israel Discount Bank Ltd., Class A	2,135,942	14,323,297
#	Israel Land Development - Urban Renewal Ltd.	74,743	1,257,346
	Isras Investment Co. Ltd.	2,438	633,306
*	Issta Lines Ltd.	3,561	117,120
#*	Kamada Ltd.	38,092	231,597
	Kardan Real Estate Enterprise & Development Ltd.	21,391	41,961
	Kenon Holdings Ltd.	56,750	3,190,417
	Kerur Holdings Ltd.	22,445	635,249
#	Klil Industries Ltd.	5,014	481,276
	Levinstein Properties Ltd.	776	33,394
	M Yochananof & Sons Ltd.	4,047	306,209
	Magic Software Enterprises Ltd.	48,375	927,566
	Malam - Team Ltd.	4,324	145,675
	Matrix IT Ltd.	153,599	4,293,816
#	Maytronics Ltd.	163,546	3,504,819
	Mediterranean Towers Ltd.	197,511	609,388
	Mega Or Holdings Ltd.	43,171	1,965,047
*	Mehadrin Ltd.	2,358	137,716
	Meitav Dash Investments Ltd.	120,280	620,460
#*	Melisron Ltd.	45,292	3,990,093
	Menora Mivtachim Holdings Ltd.	146,516	3,601,382
	Meshulam Levinstein Contracting & Engineering Ltd.	124	16,931
	Migdal Insurance & Financial Holdings Ltd.	1,917,162	3,395,380
	Mivne Real Estate KD Ltd.	631,739	2,701,234
	Mivtach Shamir Holdings Ltd.	25,855	894,163
	Mizrahi Tefahot Bank Ltd.	481,072	18,597,019
#*	Naphtha Israel Petroleum Corp. Ltd.	242,108	1,936,864
	Nawi Brothers Ltd.	46,790	446,282
*	Neto Malinda Trading Ltd.	6,272	252,190
	Neto ME Holdings Ltd.	11,617	685,854
#*	Nice Ltd., Sponsored ADR	37,660	9,643,220
*	Nova Ltd.	89,251	10,445,275
	Novolog Ltd.	49,385	49,110
	NR Spuntech Industries Ltd.	42,322	97,096
*	Oil Refineries Ltd.	9,517,797	3,145,958
	One Software Technologies Ltd.	13,385	234,074
#*	OPC Energy Ltd.	55,293	649,544
	Palram Industries 1990 Ltd.	7,278	112,920
*	Partner Communications Co. Ltd.	608,663	5,422,841
*	Partner Communications Co. Ltd., ADR	11,519	103,671
#*	Paz Oil Co. Ltd.	40,074	5,700,264
	Peninsula Group Ltd.	12,079	11,596
*	Perion Network Ltd.	44,651	883,502
#	Phoenix Holdings Ltd.	695,118	8,299,079
	Plasson Industries Ltd.	16,025	1,199,786
	Prashkovsky Investments & Construction Ltd.	3,541	160,800

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	9,360	$299,147
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,363	2,677,525
	Sano-Brunos Enterprises Ltd.	139	15,936
	Scope Metals Group Ltd.	42,241	1,771,814
	Shapir Engineering & Industry Ltd.	354,034	3,415,823
#*	Shikun & Binui Ltd.	1,249,093	8,072,501
	Shufersal Ltd.	606,784	5,707,232
#	Strauss Group Ltd.	124,791	4,139,928
*	Summit Real Estate Holdings Ltd.	107,170	2,656,132
	Suny Cellular Communication Ltd.	515,689	260,747
	Tadiran Group Ltd.	13,411	2,003,546
Ω	Tamar Petroleum Ltd.	8,749	20,730
	Tel Aviv Stock Exchange Ltd.	7,119	46,026
	Telsys Ltd.	1,041	53,688
*	Tera Light Ltd.	146,516	356,006
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,114,515	17,825,361
	Tiv Taam Holdings 1 Ltd.	73,538	252,570
*	Tower Semiconductor Ltd.	352,019	12,094,935
	YH Dimri Construction & Development Ltd.	8,631	901,232
TOTAL ISRAEL			360,084,108
ITALY — (2.4%)
	A2A SpA	6,090,245	11,568,931
	ACEA SpA	275,084	5,559,577
*	Aeffe SpA	148,230	418,238
#	Alerion Cleanpower SpA	4,236	129,689
	Amplifon SpA	472,490	20,083,701
Ω	Anima Holding SpA	1,473,772	7,454,137
*	Aquafil SpA	8,500	71,192
*	Arnoldo Mondadori Editore SpA	884,019	2,035,871
	Ascopiave SpA	263,590	1,076,724
	Assicurazioni Generali SpA	1,849,911	38,930,906
#*	Atlantia SpA	524,471	9,731,704
	Avio SpA	8,846	105,379
	Azimut Holding SpA	500,412	13,460,596
	Banca Generali SpA	242,458	9,765,130
	Banca IFIS SpA	128,582	2,580,561
	Banca Mediolanum SpA	606,852	5,899,150
#*	Banca Monte dei Paschi di Siena SpA	20,323	21,010
	Banca Popolare di Sondrio SCPA	2,465,701	10,371,302
#	Banca Profilo SpA	963,146	228,557
#Ω	Banca Sistema SpA	254,658	588,758
	Banco BPM SpA	7,714,604	24,050,733
	Banco di Desio e della Brianza SpA	100,099	338,524
	Be Shaping The Future SpA	493,691	1,401,075
Ω	BFF Bank SpA	122,794	938,876
#*	Biesse SpA	9,317	241,730
	BPER Banca	5,363,723	11,291,842
	Brembo SpA	476,696	6,337,713
*	Brunello Cucinelli SpA	132,208	7,677,735
	Buzzi Unicem SpA	276,063	5,764,488
	Cairo Communication SpA	276,437	595,030
Ω	Carel Industries SpA	9,242	222,509
	Cementir Holding NV	193,185	1,703,257
*	CIR SpA-Compagnie Industriali	920,726	437,611
	CNH Industrial NV	1,464,786	22,326,403
	Credito Emiliano SpA	388,991	2,683,187
#*	d'Amico International Shipping SA	1,934,518	203,381
	Danieli & C Officine Meccaniche SpA	149,246	2,673,411

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	70,517	$1,918,081
	Davide Campari-Milano NV	185,012	2,322,881
	De' Longhi SpA	131,898	4,545,407
	DeA Capital SpA	542,556	819,970
#	DiaSorin SpA	80,604	12,426,019
	Digital Bros SpA	15,743	500,458
Ω	doValue SpA	25,064	217,329
*	Elica SpA	98,734	378,725
	Emak SpA	221,877	495,507
#	Enel SpA	4,863,195	37,430,054
	Eni SpA	3,249,202	48,806,882
#	Eni SpA, Sponsored ADR	141,714	4,245,751
	ERG SpA	272,493	7,945,890
	Esprinet SpA	144,644	1,983,009
#*	Eurotech SpA	79,018	444,859
*	Exprivia SpA	19,952	47,172
	Ferrari NV	144,351	33,269,430
	Fila SpA	39,290	403,515
#*	Fincantieri SpA	1,482,879	949,378
	FinecoBank Banca Fineco SpA	980,250	16,480,222
*	FNM SpA	611,471	406,289
	Gefran SpA	13,587	163,798
#*	Geox SpA	285,420	324,843
	GPI SpA	3,878	62,456
	Gruppo MutuiOnline SpA	110,159	5,243,340
	Hera SpA	3,516,765	14,620,512
*	Illimity Bank SpA	165,982	2,428,670
#*	IMMSI SpA	1,354,153	645,236
#Ω	Infrastrutture Wireless Italiane SpA	409,785	4,418,468
*	Intek Group SpA	1,101,521	573,932
	Interpump Group SpA	133,982	8,273,869
	Intesa Sanpaolo SpA	12,320,332	36,614,037
	Iren SpA	1,875,844	5,643,298
	Italgas SpA	1,432,127	9,501,342
	Italmobiliare SpA	27,917	998,740
*	Iveco Group NV	393,039	4,181,567
#*	Juventus Football Club SpA	4,179,974	1,786,793
	La Doria SpA	80,092	1,484,895
#*	Leonardo SpA	1,435,712	10,369,832
	LU-VE SpA	1,416	35,606
	Maire Tecnimont SpA	693,536	3,312,226
#*	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,925,275	22,057,132
*	MFE-MediaForEurope NV, Class A	3,212,825	2,663,774
	MFE-MediaForEurope NV, Class B	3,212,825	4,099,674
	Moncler SpA	408,935	26,245,265
*	Newlat Food SpA	2,406	19,886
	Openjobmetis SpA agenzia per il lavoro	34,444	460,999
	Orsero SpA	5,277	66,788
*Ω	OVS SpA	1,641,741	4,561,486
	Pharmanutra SpA	6,056	449,441
	Piaggio & C SpA	1,782,648	5,706,498
Ω	Piovan SpA	2,034	25,656
Ω	Pirelli & C SpA	1,232,309	8,712,724
Ω	Poste Italiane SpA	840,682	11,284,139
#*	Prima Industrie SpA	25,100	533,572
	Prysmian SpA	232,175	7,829,294
Ω	RAI Way SpA	263,523	1,497,369
	Recordati Industria Chimica e Farmaceutica SpA	216,541	12,130,735

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Reply SpA	68,794	$11,560,877
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	713,320
	Sabaf SpA	33,323	926,111
#	SAES Getters SpA	5,088	140,666
	SAES Getters SpA	1,311	25,101
*	Safilo Group SpA	15,826	26,780
#*	Saipem SpA	2,412,039	3,689,480
#*	Salvatore Ferragamo SpA	70,140	1,503,014
	Sanlorenzo SpA/Ameglia	709	30,741
#*	Saras SpA	2,565,569	1,609,101
*	Servizi Italia SpA	43,557	98,085
	Sesa SpA	24,401	4,413,326
	SIT SpA	3,993	42,708
	Snam SpA	1,082,508	6,066,028
#*	Sogefi SpA	339,557	458,762
	SOL SpA	107,348	2,296,224
	Stellantis NV	2,311,944	44,641,024
	Stellantis NV	196,707	3,794,478
	Tamburi Investment Partners SpA	392,253	3,993,715
Ω	Technogym SpA	462,492	3,947,124
	Telecom Italia SpA	25,956,222	12,232,637
	Telecom Italia SpA, Sponsored ADR	180,144	846,677
	Tenaris SA	284,581	3,473,855
	Tenaris SA, ADR	254,303	6,199,907
#	Terna - Rete Elettrica Nazionale	2,076,816	16,318,398
	Tinexta SpA	60,794	2,159,615
*	Tod's SpA	37,606	2,026,842
	TXT e-solutions SpA	8,459	84,473
	UniCredit SpA	3,294,330	52,358,154
#Ω	Unieuro SpA	30,996	663,700
	Unipol Gruppo SpA	2,108,967	11,864,492
	UnipolSai Assicurazioni SpA	2,116,526	6,179,612
#	Webuild SpA	734,563	1,538,695
	YD More Investments Ltd.	4,497	20,737
	Zignago Vetro SpA	114,751	1,987,189
TOTAL ITALY			831,964,986
JAPAN — (21.0%)
	&Do Holdings Co. Ltd.	22,100	161,855
	77 Bank Ltd.	294,674	3,899,860
	A&A Material Corp.	9,400	73,280
#	A&D Co. Ltd.	102,400	876,196
	ABC-Mart, Inc.	52,700	2,406,238
	Abist Co. Ltd.	7,600	191,531
*	Access Co. Ltd.	110,700	555,616
	Achilles Corp.	64,500	694,865
	Acom Co. Ltd.	537,500	1,508,544
	AD Works Group Co. Ltd.	70,720	85,035
	Adastria Co. Ltd.	177,100	2,653,481
	ADEKA Corp.	407,600	8,843,676
#	Ad-sol Nissin Corp.	24,300	334,312
	Adtec Plasma Technology Co. Ltd.	1,900	39,106
	Advan Group Co. Ltd.	82,200	688,098
*	Advanced Media, Inc.	17,500	87,305
	Advantage Risk Management Co. Ltd.	24,200	164,372
	Advantest Corp.	178,000	15,150,033
#	Adventure, Inc.	9,200	512,228
	Aeon Co. Ltd.	1,187,268	27,054,462
#	Aeon Delight Co. Ltd.	112,300	3,039,428

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aeon Fantasy Co. Ltd.	45,100	$756,621
	AEON Financial Service Co. Ltd.	459,500	4,822,625
#	Aeon Hokkaido Corp.	113,600	1,058,671
#	Aeon Mall Co. Ltd.	198,820	2,874,232
#	Aeria, Inc.	84,300	267,018
	AFC-HD AMS Life Science Co. Ltd.	14,100	90,802
	AGC, Inc.	637,300	29,249,129
#	Agro-Kanesho Co. Ltd.	4,700	50,855
	AGS Corp.	4,100	29,766
#	Ahresty Corp.	112,100	371,579
	Ai Holdings Corp.	90,700	1,405,668
	Aica Kogyo Co. Ltd.	110,800	3,052,635
	Aichi Bank Ltd.	44,700	1,876,430
	Aichi Corp.	171,000	1,211,695
	Aichi Steel Corp.	58,100	1,307,181
	Aichi Tokei Denki Co. Ltd.	34,800	555,643
	Aida Engineering Ltd.	259,200	2,371,359
#	Aiful Corp.	1,059,000	3,180,765
	Aiming, Inc.	18,100	46,899
	Ain Holdings, Inc.	113,400	5,828,850
	Aiphone Co. Ltd.	47,500	901,515
	Air Water, Inc.	788,400	12,017,146
	Airport Facilities Co. Ltd.	109,900	522,525
#	Airtech Japan Ltd.	28,300	270,216
	Aisan Industry Co. Ltd.	227,900	1,369,518
	Aisin Corp.	423,982	15,396,045
#	AIT Corp.	5,900	75,192
	Aizawa Securities Group Co. Ltd.	168,900	1,339,024
	Ajinomoto Co., Inc.	590,000	16,461,877
#	Ajis Co. Ltd.	18,400	419,191
	Akatsuki Corp.	93,000	286,222
#	Akatsuki, Inc.	36,800	858,020
#*	Akebono Brake Industry Co. Ltd.	496,564	739,931
	Akita Bank Ltd.	106,100	1,597,334
#	Albis Co. Ltd.	27,700	524,746
	Alconix Corp.	125,800	1,471,205
	Alfresa Holdings Corp.	607,700	8,665,111
	Alinco, Inc.	83,000	689,082
#	Alleanza Holdings Co. Ltd.	41,500	388,163
*	Allied Architects, Inc.	5,000	32,034
*	Allied Telesis Holdings KK	66,200	50,958
	Alpen Co. Ltd.	97,100	1,688,819
	Alpha Corp.	33,700	317,713
	Alpha Systems, Inc.	13,520	426,750
*	AlphaPolis Co. Ltd.	7,500	239,449
	Alps Alpine Co. Ltd.	894,204	9,752,608
	Alps Logistics Co. Ltd.	32,600	283,123
	Altech Co. Ltd.	30,600	71,964
	Altech Corp.	74,310	1,167,630
	Amada Co. Ltd.	1,044,400	10,111,359
	Amano Corp.	174,200	3,494,349
#	Amiyaki Tei Co. Ltd.	18,800	467,444
	Amuse, Inc.	20,700	364,941
*	ANA Holdings, Inc.	130,900	2,764,312
	Anabuki Kosan, Inc.	11,100	186,555
	Anest Iwata Corp.	113,000	763,816
	Anicom Holdings, Inc.	38,700	245,738
#	Anritsu Corp.	421,900	5,825,976
	AOI Electronics Co. Ltd.	20,400	393,604

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AOKI Holdings, Inc.	179,100	$914,321
	Aoki Super Co. Ltd.	1,100	27,331
#	Aomori Bank Ltd.	94,400	1,570,633
*	Aoyama Trading Co. Ltd.	206,400	1,219,565
	Aoyama Zaisan Networks Co. Ltd.	64,000	713,411
	Aozora Bank Ltd.	407,800	9,168,531
	Apaman Co. Ltd.	44,700	181,958
	Arakawa Chemical Industries Ltd.	86,900	876,091
	Arata Corp.	68,200	2,382,368
	Araya Industrial Co. Ltd.	17,700	252,972
	Arcland Sakamoto Co. Ltd.	8,900	121,555
#	Arcland Service Holdings Co. Ltd.	57,800	1,097,044
	Arcs Co. Ltd.	181,873	3,418,718
#	Ardepro Co. Ltd.	102,400	43,935
	Arealink Co. Ltd.	34,400	435,760
	Argo Graphics, Inc.	55,800	1,523,617
	Arisawa Manufacturing Co. Ltd.	174,100	1,513,538
	ARTERIA Networks Corp.	13,700	162,325
	Artiza Networks, Inc.	10,800	102,528
	Artnature, Inc.	114,900	700,445
#	ArtSpark Holdings, Inc.	184,400	1,150,197
*	Aruhi Corp.	148,900	1,493,610
	As One Corp.	38,980	1,931,347
	Asahi Broadcasting Group Holdings Corp.	44,000	268,799
#	Asahi Co. Ltd.	96,500	1,179,127
	Asahi Diamond Industrial Co. Ltd.	246,300	1,305,775
	Asahi Group Holdings Ltd.	502,800	20,524,649
	Asahi Holdings, Inc.	257,600	4,991,077
#	Asahi Intecc Co. Ltd.	250,600	4,275,482
	Asahi Kasei Corp.	3,608,900	35,648,430
#	Asahi Kogyosha Co. Ltd.	18,900	469,808
#	Asahi Net, Inc.	40,700	213,442
	Asahi Yukizai Corp.	70,900	1,102,216
	Asante, Inc.	13,300	189,477
	Asanuma Corp.	43,000	2,033,354
#	Asax Co. Ltd.	6,600	39,191
#	Ascentech KK	9,800	60,470
*	Ashimori Industry Co. Ltd.	23,400	190,833
	Asia Pile Holdings Corp.	138,100	531,342
	Asics Corp.	366,000	7,106,119
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,079,779
	ASKUL Corp.	118,700	1,448,697
	Astellas Pharma, Inc.	790,600	12,760,729
#	Astena Holdings Co. Ltd.	174,500	587,805
	Asteria Corp.	6,200	47,893
	Asti Corp.	19,899	303,105
#	Atled Corp.	2,700	48,618
*	Atsugi Co. Ltd.	78,000	368,311
	Aucnet, Inc.	7,400	97,873
	Autobacs Seven Co. Ltd.	285,200	3,458,450
	Aval Data Corp.	3,800	84,425
	Avant Corp.	46,700	414,173
#	Avantia Co. Ltd.	49,100	354,136
	Avex, Inc.	152,400	1,708,298
	Awa Bank Ltd.	167,700	3,301,804
#	Axell Corp.	34,500	342,617
	Axial Retailing, Inc.	85,500	2,433,393
	Azbil Corp.	77,900	3,059,733
	Bandai Namco Holdings, Inc.	240,800	16,925,385

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	155,200	$1,180,013
	Bank of Iwate Ltd.	74,300	1,229,653
	Bank of Kochi Ltd.	16,800	113,025
	Bank of Kyoto Ltd.	185,311	8,639,694
	Bank of Nagoya Ltd.	73,899	1,918,616
	Bank of Saga Ltd.	78,700	1,039,509
	Bank of the Ryukyus Ltd.	214,800	1,497,263
	Baroque Japan Ltd.	77,400	605,023
	Base Co. Ltd.	1,600	57,170
	BayCurrent Consulting, Inc.	35,000	13,283,147
	Beauty Garage, Inc.	4,800	119,629
	Belc Co. Ltd.	54,538	2,560,814
	Bell System24 Holdings, Inc.	155,300	1,917,926
#	Belluna Co. Ltd.	224,100	1,418,059
	Benefit One, Inc.	225,200	6,849,081
	Benesse Holdings, Inc.	120,900	2,357,817
	BeNext-Yumeshin Group Co.	188,902	2,576,899
#*	Bengo4.com, Inc.	22,400	941,945
#	Bic Camera, Inc.	300,000	2,620,427
	BML, Inc.	110,700	3,364,565
	Bookoff Group Holdings Ltd.	40,200	358,631
	Bourbon Corp.	2,100	41,462
	BP Castrol KK	24,900	282,997
#	Br Holdings Corp.	134,300	423,586
*	BrainPad, Inc.	52,800	515,472
	Bridgestone Corp.	613,600	26,870,293
#	Broadleaf Co. Ltd.	320,100	977,043
#	Broccoli Co. Ltd.	2,900	28,481
	Brother Industries Ltd.	646,700	11,909,668
	Bunka Shutter Co. Ltd.	248,000	2,268,193
	C Uyemura & Co. Ltd.	11,000	543,367
	CAC Holdings Corp.	55,100	634,149
	Calbee, Inc.	305,600	7,034,223
	Can Do Co. Ltd.	2,800	48,025
	Canare Electric Co. Ltd.	4,400	57,997
	Canon Electronics, Inc.	89,800	1,269,979
	Canon Marketing Japan, Inc.	150,000	3,063,607
#	Canon, Inc., Sponsored ADR	57,577	1,365,726
	Canon, Inc.	488,634	11,556,549
	Capcom Co. Ltd.	503,800	12,162,106
#	Careerlink Co. Ltd.	10,700	151,977
	Carenet, Inc.	15,200	105,340
	Carlit Holdings Co. Ltd.	83,400	492,496
	Carta Holdings, Inc.	6,100	101,738
#	Casa, Inc.	33,900	244,780
	Casio Computer Co. Ltd.	516,400	6,458,565
	Cawachi Ltd.	89,200	1,793,977
#*	C'BON COSMETICS Co. Ltd.	2,100	31,361
	CDS Co. Ltd.	1,300	18,055
	CE Holdings Co. Ltd.	2,700	11,610
#*	CellSource Co. Ltd.	1,700	57,209
	Central Automotive Products Ltd.	24,900	543,502
	Central Glass Co. Ltd.	184,800	3,428,642
	Central Japan Railway Co.	57,800	7,583,973
#	Central Security Patrols Co. Ltd.	38,200	765,561
	Central Sports Co. Ltd.	38,100	807,827
	Ceres, Inc.	7,900	130,010
	Charm Care Corp. KK	50,200	502,519
	Chiba Bank Ltd.	1,434,563	9,273,976

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiba Kogyo Bank Ltd.	256,700	$614,037
	Chilled & Frozen Logistics Holdings Co. Ltd.	35,800	429,194
#	Chino Corp.	30,600	438,654
#	Chiyoda Co. Ltd.	80,300	536,863
*	Chiyoda Corp.	355,000	1,047,945
	Chiyoda Integre Co. Ltd.	53,100	849,225
	Chofu Seisakusho Co. Ltd.	96,300	1,650,814
	Chori Co. Ltd.	46,800	721,611
	Chubu Electric Power Co., Inc.	551,600	5,524,771
	Chubu Shiryo Co. Ltd.	122,600	1,089,539
	Chudenko Corp.	152,700	2,820,510
	Chuetsu Pulp & Paper Co. Ltd.	106,611	910,041
	Chugai Pharmaceutical Co. Ltd.	293,900	9,545,802
#	Chugai Ro Co. Ltd.	28,300	397,915
	Chugoku Bank Ltd.	490,700	4,001,569
	Chugoku Electric Power Co., Inc.	478,800	3,763,190
	Chugoku Marine Paints Ltd.	263,900	2,117,413
	Chukyo Bank Ltd.	54,600	794,640
	Chuo Gyorui Co. Ltd.	3,800	98,539
	Chuo Spring Co. Ltd.	50,000	327,774
	CI Takiron Corp.	185,700	891,046
	Citizen Watch Co. Ltd.	1,375,250	5,886,652
	CK-San-Etsu Co. Ltd.	13,700	474,369
	CL Holdings, Inc.	11,200	113,704
	Cleanup Corp.	106,700	496,357
	CMIC Holdings Co. Ltd.	86,200	1,115,575
*	CMK Corp.	239,700	1,186,674
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	5,181,912
	COLOPL, Inc.	73,400	404,172
#	Colowide Co. Ltd.	70,100	1,012,876
#	Computer Engineering & Consulting Ltd.	90,500	846,060
	Computer Institute of Japan Ltd.	47,700	331,634
	COMSYS Holdings Corp.	283,294	6,740,755
	Comture Corp.	96,700	2,359,415
	Concordia Financial Group Ltd.	3,412,211	14,021,982
	CONEXIO Corp.	107,000	1,291,558
#*	COOKPAD, Inc.	176,200	377,878
	Core Corp.	13,600	180,697
#	Corona Corp.	62,900	486,083
	Cosel Co. Ltd.	90,300	645,490
	Cosmo Energy Holdings Co. Ltd.	307,900	6,189,962
	Cosmos Initia Co. Ltd.	55,900	208,117
	Cosmos Pharmaceutical Corp.	25,200	3,147,095
#	Cota Co. Ltd.	40,837	558,750
#	CRE, Inc.	20,300	299,125
	Create Medic Co. Ltd.	13,200	111,652
#	Create Restaurants Holdings, Inc.	328,100	2,103,028
	Create SD Holdings Co. Ltd.	80,800	2,180,725
	Credit Saison Co. Ltd.	630,000	7,032,249
	Creek & River Co. Ltd.	37,900	592,372
	Cresco Ltd.	70,600	1,096,168
*	CROOZ, Inc.	4,000	28,681
	CTI Engineering Co. Ltd.	61,600	1,286,292
	CTS Co. Ltd.	102,900	695,800
#	Cube System, Inc.	14,600	118,202
	Curves Holdings Co. Ltd.	79,300	483,988
	CyberAgent, Inc.	576,800	6,725,608
#	Cyberlinks Co. Ltd.	4,900	37,086
	Cybernet Systems Co. Ltd.	59,900	334,390

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	90,400	$1,121,407
	Dai Nippon Printing Co. Ltd.	370,900	8,903,500
	Dai Nippon Toryo Co. Ltd.	115,500	810,724
	Daibiru Corp.	149,800	2,877,431
	Daicel Corp.	1,070,200	7,894,212
	Dai-Dan Co. Ltd.	63,100	1,241,453
	Daido Kogyo Co. Ltd.	33,200	265,190
	Daido Metal Co. Ltd.	254,300	1,391,446
	Daido Steel Co. Ltd.	133,800	5,170,480
#*	Daidoh Ltd.	85,900	103,973
	Daifuku Co. Ltd.	104,700	7,268,772
	Daihatsu Diesel Manufacturing Co. Ltd.	72,200	337,544
	Daihen Corp.	91,800	3,280,685
#	Daiho Corp.	89,700	2,861,391
	Dai-Ichi Cutter Kogyo KK	26,600	322,639
	Daiichi Jitsugyo Co. Ltd.	42,400	1,546,447
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	104,500	997,381
	Dai-ichi Life Holdings, Inc.	632,388	14,234,707
	Daiichi Sankyo Co. Ltd.	172,800	3,882,813
	Daiichikosho Co. Ltd.	52,100	1,476,311
	Daiken Corp.	67,800	1,250,413
#	Daiken Medical Co. Ltd.	65,400	299,040
#	Daiki Aluminium Industry Co. Ltd.	205,600	2,820,924
	Daiki Axis Co. Ltd.	21,800	128,776
	Daikin Industries Ltd.	176,300	37,013,135
	Daiko Denshi Tsushin Ltd.	17,000	62,138
	Daikoku Denki Co. Ltd.	43,900	462,087
#	Daikokutenbussan Co. Ltd.	43,300	1,700,454
	Daikyonishikawa Corp.	200,400	1,035,907
	Dainichi Co. Ltd.	45,500	285,999
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	1,183,632
	Daio Paper Corp.	402,000	6,540,480
*	Daiohs Corp.	2,100	18,235
	Daiseki Co. Ltd.	98,790	3,957,580
#	Daiseki Eco. Solution Co. Ltd.	21,400	220,358
	Daishi Hokuetsu Financial Group, Inc.	187,000	4,336,049
#	Daishinku Corp.	168,000	1,852,731
#	Daisue Construction Co. Ltd.	44,600	505,954
#	Daito Bank Ltd.	28,200	182,193
	Daito Pharmaceutical Co. Ltd.	69,900	1,695,494
	Daito Trust Construction Co. Ltd.	113,200	12,980,253
	Daitron Co. Ltd.	35,500	615,700
	Daiwa House Industry Co. Ltd.	1,080,300	31,526,571
	Daiwa Industries Ltd.	151,900	1,495,721
	Daiwa Securities Group, Inc.	2,425,700	14,616,533
	Daiwabo Holdings Co. Ltd.	590,000	8,435,565
	DATA HORIZON Co. Ltd.	2,400	29,606
	Dawn Corp.	1,300	18,646
	DCM Holdings Co. Ltd.	557,180	5,288,200
	Dear Life Co. Ltd.	122,100	558,755
	Delica Foods Holdings Co. Ltd.	14,600	68,918
	DeNA Co. Ltd.	276,000	4,291,838
	Denka Co. Ltd.	441,300	15,541,809
#	Densan System Holdings Co. Ltd.	26,800	607,008
	Denso Corp.	210,500	15,710,390
	Dentsu Group, Inc.	263,600	9,128,935
	Denyo Co. Ltd.	71,700	1,054,917
*	Descente Ltd.	8,200	255,512
	Dexerials Corp.	346,000	9,514,194

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Diamond Electric Holdings Co. Ltd.	11,200	$102,745
	DIC Corp.	437,400	11,221,627
	Digital Arts, Inc.	50,800	2,993,018
	Digital Garage, Inc.	24,600	870,293
	Digital Hearts Holdings Co. Ltd.	56,200	846,702
*	Digital Holdings, Inc.	20,300	229,123
	Digital Information Technologies Corp.	34,900	360,449
	Dip Corp.	127,800	4,046,075
	Direct Marketing MiX, Inc.	12,100	149,083
	Disco Corp.	23,400	6,433,916
	DKK Co. Ltd.	46,800	949,677
	DKS Co. Ltd.	50,300	1,294,733
	DMG Mori Co. Ltd.	476,500	7,561,006
	DMW Corp.	900	27,973
	Doshisha Co. Ltd.	101,000	1,337,489
	Double Standard, Inc.	16,400	346,721
#	Doutor Nichires Holdings Co. Ltd.	135,623	1,889,138
	Dowa Holdings Co. Ltd.	259,800	11,263,314
	DTS Corp.	220,700	4,709,542
	Duskin Co. Ltd.	186,500	4,481,901
	Dvx, Inc.	31,200	277,281
#	DyDo Group Holdings, Inc.	45,600	1,883,994
	Dynic Corp.	7,899	49,224
	Eagle Industry Co. Ltd.	161,300	1,546,527
	Earth Corp.	35,500	1,809,255
	East Japan Railway Co.	121,100	6,915,159
	EAT & Holdings Co. Ltd.	16,500	330,940
	Ebara Corp.	230,800	11,311,885
	Ebara Foods Industry, Inc.	8,000	196,433
	Ebara Jitsugyo Co. Ltd.	43,300	815,741
	Ebase Co. Ltd.	47,800	212,461
#	Eco's Co. Ltd.	43,600	774,573
	EDION Corp.	409,400	3,820,443
#	EF-ON, Inc.	119,739	553,735
	eGuarantee, Inc.	104,700	1,722,695
	E-Guardian, Inc.	38,000	933,969
	Ehime Bank Ltd.	168,998	1,364,992
#	Eidai Co. Ltd.	108,100	286,483
	Eiken Chemical Co. Ltd.	78,800	1,181,210
	Eisai Co. Ltd.	46,900	2,348,987
	Eizo Corp.	77,800	2,675,900
	EJ Holdings, Inc.	29,900	302,930
	Elan Corp.	110,200	969,313
	Elecom Co. Ltd.	179,900	2,177,384
	Electric Power Development Co. Ltd.	259,300	3,402,625
	Elematec Corp.	79,806	725,088
	Endo Lighting Corp.	84,000	740,303
	ENEOS Holdings, Inc.	9,638,720	38,387,405
	Enigmo, Inc.	94,500	511,509
	en-japan, Inc.	125,800	3,032,047
	Enomoto Co. Ltd.	24,600	371,700
	Enplas Corp.	35,400	897,874
#	Enshu Ltd.	24,700	129,443
	Ensuiko Sugar Refining Co. Ltd.	11,600	21,721
	Entrust, Inc.	18,200	104,415
	Envipro Holdings, Inc.	3,300	46,096
	eRex Co. Ltd.	118,600	1,567,425
	ES-Con Japan Ltd.	122,300	815,321
	Escrow Agent Japan, Inc.	52,800	80,592

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eslead Corp.	40,700	$605,796
	ESPEC Corp.	82,100	1,458,481
	Exedy Corp.	150,300	2,206,264
#	Ezaki Glico Co. Ltd.	118,300	3,835,556
	F&M Co. Ltd.	7,700	118,555
	Faith, Inc.	33,180	191,368
	FALCO HOLDINGS Co. Ltd.	45,000	805,111
	FAN Communications, Inc.	168,700	556,616
	Fancl Corp.	105,500	2,686,922
	FANUC Corp.	22,200	4,390,013
	Fast Retailing Co. Ltd.	41,300	24,303,595
	FCC Co. Ltd.	194,200	2,497,267
*	FDK Corp.	40,900	299,858
	Feed One Co. Ltd.	156,148	960,222
	Felissimo Corp.	5,200	55,737
#	Fenwal Controls of Japan Ltd.	3,500	45,684
#	Ferrotec Holdings Corp.	223,700	5,582,360
*	FFRI Security, Inc.	6,900	60,658
	Fibergate, Inc.	5,700	53,324
	FIDEA Holdings Co. Ltd.	105,740	1,284,404
	Fields Corp.	64,800	276,397
	Financial Products Group Co. Ltd.	8,700	50,082
	FINDEX, Inc.	60,500	497,232
	First Bank of Toyama Ltd.	22,900	62,273
#	First Brothers Co. Ltd.	43,900	294,911
	First Juken Co. Ltd.	33,100	340,166
#	First-corp, Inc.	27,500	167,922
	Fixstars Corp.	73,100	468,807
#	FJ Next Holdings Co. Ltd.	92,500	795,937
#	Focus Systems Corp.	6,400	50,906
	Food & Life Cos. Ltd.	213,700	6,402,895
	Forum Engineering, Inc.	4,200	31,128
	Foster Electric Co. Ltd.	134,900	868,944
	FP Corp.	200,400	6,436,853
	France Bed Holdings Co. Ltd.	125,500	973,706
	Freebit Co. Ltd.	73,100	557,794
	Freund Corp.	40,900	264,567
*	Frontier Management, Inc.	8,500	50,633
	F-Tech, Inc.	68,900	325,484
	FTGroup Co. Ltd.	48,500	494,830
	Fudo Tetra Corp.	91,620	1,286,603
#	Fuji Co. Ltd.	95,600	1,578,606
	Fuji Corp.	282,700	6,525,572
	Fuji Corp.	65,000	652,451
	Fuji Corp. Ltd.	121,300	682,426
	Fuji Die Co. Ltd.	33,800	184,375
	Fuji Electric Co. Ltd.	328,600	17,562,441
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	44,936
#	Fuji Kyuko Co. Ltd.	64,500	2,314,964
	Fuji Media Holdings, Inc.	219,000	2,209,528
	Fuji Oil Co. Ltd.	289,200	622,442
	Fuji Oil Holdings, Inc.	176,800	3,577,312
	Fuji Pharma Co. Ltd.	67,500	584,525
	Fuji Seal International, Inc.	196,200	3,689,548
	Fuji Soft, Inc.	40,400	1,692,554
	Fujibo Holdings, Inc.	51,200	1,711,508
	Fujicco Co. Ltd.	95,100	1,601,574
	FUJIFILM Holdings Corp.	117,375	7,868,350
#	Fujikura Composites, Inc.	108,700	765,487

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujikura Kasei Co. Ltd.	117,600	$491,904
*	Fujikura Ltd.	1,269,300	6,863,323
	Fujimi, Inc.	11,300	684,161
	Fujimori Kogyo Co. Ltd.	78,000	2,772,556
	Fujisash Co. Ltd.	461,100	289,399
	Fujishoji Co. Ltd.	31,900	237,180
*	Fujita Kanko, Inc.	2,300	46,530
	Fujitec Co. Ltd.	181,600	4,319,262
	Fujitsu General Ltd.	138,300	2,806,520
	Fujitsu Ltd.	327,729	43,325,249
	Fujiya Co. Ltd.	42,800	847,334
	FuKoKu Co. Ltd.	38,000	336,555
	Fukuda Corp.	27,000	1,013,246
	Fukuda Denshi Co. Ltd.	9,600	693,633
#	Fukui Bank Ltd.	102,400	1,270,661
	Fukui Computer Holdings, Inc.	29,300	764,028
	Fukuoka Financial Group, Inc.	538,956	10,584,635
*	Fukushima Bank Ltd.	19,400	41,741
	Fukushima Galilei Co. Ltd.	58,100	2,133,546
	Fukuyama Transporting Co. Ltd.	128,100	4,031,864
	FULLCAST Holdings Co. Ltd.	85,300	1,604,984
	Fumakilla Ltd.	15,401	146,643
	Funai Soken Holdings, Inc.	121,620	2,520,528
#	Furukawa Battery Co. Ltd.	77,700	866,089
	Furukawa Co. Ltd.	153,700	1,720,511
	Furukawa Electric Co. Ltd.	356,990	7,343,068
	Furuno Electric Co. Ltd.	119,300	1,047,315
	Furuya Metal Co. Ltd.	10,200	902,094
	Furyu Corp.	95,200	1,061,055
	Fuso Chemical Co. Ltd.	112,500	4,401,444
	Fuso Pharmaceutical Industries Ltd.	36,399	667,687
	Futaba Corp.	185,000	1,085,283
	Futaba Industrial Co. Ltd.	374,800	1,359,691
	Future Corp.	213,800	2,743,006
	Fuyo General Lease Co. Ltd.	113,600	7,534,937
	G-7 Holdings, Inc.	173,200	2,092,002
	Gakken Holdings Co. Ltd.	82,200	751,693
#	Gakkyusha Co. Ltd.	29,000	383,735
	Gecoss Corp.	69,200	483,168
	Genki Sushi Co. Ltd.	24,600	525,624
	Genky DrugStores Co. Ltd.	35,900	1,126,554
	Geo Holdings Corp.	220,500	2,178,066
*	Geostr Corp.	74,200	204,071
	Gift, Inc.	6,300	128,655
	Giken Ltd.	5,600	191,126
#	GL Sciences, Inc.	27,500	664,891
#	GLOBERIDE, Inc.	110,398	2,657,230
	Glory Ltd.	194,745	3,662,119
#	Glosel Co. Ltd.	69,000	260,509
#	GMO Financial Holdings, Inc.	89,400	669,312
	GMO GlobalSign Holdings KK	16,800	491,269
	GMO internet, Inc.	257,800	5,515,788
	GMO Payment Gateway, Inc.	57,800	5,072,054
	GMO Pepabo, Inc.	4,500	85,870
#*	GNI Group Ltd.	2,800	25,558
#	Godo Steel Ltd.	53,900	665,113
	Goldcrest Co. Ltd.	79,030	1,239,014
	Goldwin, Inc.	56,600	2,937,882
#	Golf Digest Online, Inc.	69,500	638,689

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Good Com Asset Co. Ltd.	21,400	$200,633
	Grandy House Corp.	68,500	296,672
	gremz, Inc.	11,300	189,846
	GS Yuasa Corp.	374,499	8,011,973
	GSI Creos Corp.	49,600	517,137
	G-Tekt Corp.	127,900	1,538,091
	Gun-Ei Chemical Industry Co. Ltd.	21,600	670,350
*	GungHo Online Entertainment, Inc.	177,118	3,719,361
	Gunma Bank Ltd.	1,444,301	4,745,488
*	Gunosy, Inc.	12,000	77,941
	Gunze Ltd.	76,400	2,656,037
	H.U. Group Holdings, Inc.	282,400	7,172,366
	H2O Retailing Corp.	435,060	3,009,843
	HABA Laboratories, Inc.	8,500	170,225
	Hachijuni Bank Ltd.	1,832,931	6,768,246
	Hagihara Industries, Inc.	43,800	452,889
	Hagiwara Electric Holdings Co. Ltd.	36,100	618,281
	Hagoromo Foods Corp.	1,500	41,359
	Hakudo Co. Ltd.	35,800	844,214
	Hakuhodo DY Holdings, Inc.	314,000	4,809,768
	Hakuto Co. Ltd.	71,100	1,580,472
	Halows Co. Ltd.	39,100	939,537
	Hamakyorex Co. Ltd.	93,200	2,315,685
	Hamamatsu Photonics KK	97,100	4,967,761
#	Hamee Corp.	21,400	191,426
	Hankyu Hanshin Holdings, Inc.	378,700	11,028,289
	Hanwa Co. Ltd.	166,600	4,575,226
	Happinet Corp.	75,400	986,265
	Harada Industry Co. Ltd.	24,800	209,417
	Hard Off Corp. Co. Ltd.	44,600	289,371
	Harima Chemicals Group, Inc.	61,900	443,302
#	Harmonic Drive Systems, Inc.	12,000	474,632
	Haruyama Holdings, Inc.	22,600	99,402
	Haseko Corp.	1,382,700	17,556,914
	Hayashikane Sangyo Co. Ltd.	10,699	48,176
	Hazama Ando Corp.	1,103,380	8,443,156
	Heiwa Corp.	268,200	4,289,054
	Heiwa Real Estate Co. Ltd.	161,400	5,513,456
	Heiwado Co. Ltd.	160,900	2,710,887
	Helios Techno Holding Co. Ltd.	59,600	153,991
#*	Hennge KK	42,400	471,548
	Hibiya Engineering Ltd.	92,400	1,520,491
	Hikari Tsushin, Inc.	35,800	4,298,318
	HI-LEX Corp.	88,100	1,059,152
#	Himaraya Co. Ltd.	21,000	180,288
	Hino Motors Ltd.	678,800	5,900,407
	Hinokiya Group Co. Ltd.	706	12,471
	Hioki EE Corp.	21,200	1,231,650
	Hirakawa Hewtech Corp.	50,200	494,112
	Hirano Tecseed Co. Ltd.	34,700	778,926
	Hirata Corp.	24,900	1,255,223
	Hirogin Holdings, Inc.	1,020,700	5,949,913
	Hirose Electric Co. Ltd.	20,625	3,074,316
	Hirose Tusyo, Inc.	3,400	64,300
	Hiroshima Gas Co. Ltd.	109,500	345,086
	Hisaka Works Ltd.	94,600	684,213
	Hisamitsu Pharmaceutical Co., Inc.	101,100	3,080,300
	Hitachi Construction Machinery Co. Ltd.	290,500	7,386,632
	Hitachi Ltd.	1,314,685	68,332,073

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hitachi Ltd., ADR	78,423	$8,151,287
*	Hitachi Metals Ltd.	292,130	5,267,888
	Hitachi Transport System Ltd.	186,200	8,536,897
	Hitachi Zosen Corp.	826,600	5,503,343
	Hito Communications Holdings, Inc.	28,300	510,469
	Hochiki Corp.	79,200	826,840
	Hodogaya Chemical Co. Ltd.	27,700	1,319,745
	Hogy Medical Co. Ltd.	99,700	2,681,373
	Hokkaido Electric Power Co., Inc.	537,200	2,343,490
	Hokkaido Gas Co. Ltd.	41,200	537,775
	Hokkan Holdings Ltd.	39,100	479,594
	Hokko Chemical Industry Co. Ltd.	104,100	722,207
	Hokkoku Financial Holdings, Inc.	111,800	2,876,489
	Hokuetsu Corp.	601,495	3,989,812
	Hokuetsu Industries Co. Ltd.	106,300	847,821
	Hokuhoku Financial Group, Inc.	597,710	4,710,023
	Hokuriku Electric Industry Co. Ltd.	33,000	367,409
	Hokuriku Electric Power Co.	513,600	2,534,485
	Hokuriku Electrical Construction Co. Ltd.	16,920	117,887
	Hokuto Corp.	101,500	1,720,746
	Honda Motor Co. Ltd., Sponsored ADR	446,928	13,206,722
	Honda Motor Co. Ltd.	1,159,423	34,148,221
#	Honda Tsushin Kogyo Co. Ltd.	60,400	217,731
	H-One Co. Ltd.	114,200	645,568
	Honeys Holdings Co. Ltd.	85,830	772,948
	Hoosiers Holdings	219,900	1,317,433
	Horiba Ltd.	101,900	5,484,886
	Hoshizaki Corp.	20,200	1,492,667
	Hosiden Corp.	266,600	2,660,449
	Hosokawa Micron Corp.	63,000	1,601,075
#	Hotland Co. Ltd.	36,700	394,810
*	Hotto Link, Inc.	10,200	64,605
	House Foods Group, Inc.	118,800	3,052,848
	Howa Machinery Ltd.	51,700	350,214
	Hoya Corp.	338,800	43,931,635
*	HPC Systems, Inc.	3,200	56,702
	HS Holdings Co. Ltd.	72,100	722,682
	Hulic Co. Ltd.	927,817	8,967,960
	Hurxley Corp.	6,600	26,664
	Hyakugo Bank Ltd.	1,087,600	3,357,216
	Hyakujushi Bank Ltd.	115,800	1,598,285
	Ibiden Co. Ltd.	167,305	9,349,064
	IBJ, Inc.	80,400	523,494
	Ichibanya Co. Ltd.	31,932	1,280,335
	Ichigo, Inc.	1,140,700	2,804,897
	Ichiken Co. Ltd.	38,600	625,546
	Ichikoh Industries Ltd.	238,700	1,050,588
	Ichinen Holdings Co. Ltd.	123,572	1,372,912
	Ichiyoshi Securities Co. Ltd.	176,300	1,035,834
	Icom, Inc.	47,400	970,110
#	ID Holdings Corp.	28,125	205,520
	IDEA Consultants, Inc.	1,200	17,700
	Idec Corp.	151,300	3,223,089
	Idemitsu Kosan Co. Ltd.	788,591	20,204,993
	IDOM, Inc.	458,000	2,641,063
	Ihara Science Corp.	32,500	637,931
#	IHI Corp.	605,500	12,226,977
	Iida Group Holdings Co. Ltd.	260,296	5,415,359
	Iino Kaiun Kaisha Ltd.	400,300	1,878,790

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IJTT Co. Ltd.	96,460	$494,703
	Ikegami Tsushinki Co. Ltd.	25,900	146,168
#*	Imagica Group, Inc.	74,900	391,859
#	Imasen Electric Industrial	45,900	239,780
	i-mobile Co. Ltd.	5,600	55,488
#*	Impact HD, Inc.	4,300	101,267
	Imuraya Group Co. Ltd.	18,300	354,767
	Inaba Denki Sangyo Co. Ltd.	170,300	3,946,560
#	Inaba Seisakusho Co. Ltd.	45,600	504,227
	Inabata & Co. Ltd.	216,800	3,266,803
	Inageya Co. Ltd.	18,700	228,129
*	I-NE Co. Ltd.	1,800	41,996
	Ines Corp.	82,300	1,073,244
	I-Net Corp.	61,310	689,532
	Infocom Corp.	138,000	2,199,095
	Infomart Corp.	696,800	4,049,787
	Information Services International-Dentsu Ltd.	105,600	3,292,180
	INFRONEER Holdings, Inc.	724,908	6,679,910
	Innotech Corp.	65,600	817,709
	Inpex Corp.	1,874,800	18,953,275
	Insource Co. Ltd.	76,998	1,231,120
	Intage Holdings, Inc.	183,100	2,797,588
	Intelligent Wave, Inc.	20,400	92,286
	Inter Action Corp.	28,900	490,517
	Internet Initiative Japan, Inc.	320,000	10,597,792
	Inui Global Logistics Co. Ltd.	3,300	66,886
	I-O Data Device, Inc.	39,700	262,234
	I-PEX, Inc.	40,500	608,044
	IR Japan Holdings Ltd.	35,500	1,580,937
	Iriso Electronics Co. Ltd.	76,900	3,122,438
#	I'rom Group Co. Ltd.	12,600	163,169
#	ISB Corp.	21,300	169,856
	Ise Chemicals Corp.	5,600	182,704
#	Iseki & Co. Ltd.	93,800	1,087,906
	Isetan Mitsukoshi Holdings Ltd.	1,014,840	7,977,523
	Ishihara Sangyo Kaisha Ltd.	185,300	1,849,294
	Ishii Iron Works Co. Ltd.	2,900	75,651
*	Ishizuka Glass Co. Ltd.	11,699	206,131
	Isolite Insulating Products Co. Ltd.	56,400	590,348
	Isuzu Motors Ltd.	1,336,107	16,367,310
#*	ITbook Holdings Co. Ltd.	9,800	31,046
#	Itfor, Inc.	67,300	440,787
	ITmedia, Inc.	16,300	225,385
	Ito En Ltd.	69,600	3,748,940
#	ITOCHU Corp.	1,654,600	53,156,446
	Itochu Enex Co. Ltd.	290,300	2,536,009
	Itochu Techno-Solutions Corp.	74,100	2,021,457
	Itochu-Shokuhin Co. Ltd.	24,300	1,029,542
	Itoham Yonekyu Holdings, Inc.	536,846	3,149,726
	Itoki Corp.	207,400	622,041
*	Itokuro, Inc.	7,100	27,574
	IwaiCosmo Holdings, Inc.	96,600	1,146,551
	Iwaki Co. Ltd.	14,000	122,492
	Iwasaki Electric Co. Ltd.	34,500	685,889
	Iwatani Corp.	229,400	10,814,759
	Iwatsu Electric Co. Ltd.	44,000	315,580
	Iwatsuka Confectionery Co. Ltd.	500	16,844
	Iyo Bank Ltd.	1,030,157	5,347,191
	Izumi Co. Ltd.	129,600	3,584,950

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	1,057,200	$9,484,443
	J Trust Co. Ltd.	280,700	1,179,676
	JAC Recruitment Co. Ltd.	65,000	1,130,110
	Jaccs Co. Ltd.	125,000	3,382,312
	Jafco Group Co. Ltd.	441,000	7,041,787
#*	Jalux, Inc.	32,000	712,210
#*	Jamco Corp.	27,100	193,647
#	JANOME Corp.	88,199	563,817
*	Japan Airlines Co. Ltd.	224,100	4,241,671
#*	Japan Airport Terminal Co. Ltd.	34,600	1,499,161
#*	Japan Asia Investment Co. Ltd.	76,600	123,093
#*	Japan Asset Marketing Co. Ltd.	382,300	542,548
	Japan Aviation Electronics Industry Ltd.	347,300	5,550,575
	Japan Best Rescue System Co. Ltd.	71,200	539,736
*	Japan Cash Machine Co. Ltd.	100,300	553,449
*	Japan Communications, Inc.	243,600	351,315
*	Japan Display, Inc.	1,794,901	580,093
	Japan Electronic Materials Corp.	38,000	837,367
	Japan Elevator Service Holdings Co. Ltd.	142,200	2,048,556
	Japan Exchange Group, Inc.	619,500	12,743,638
#	Japan Foundation Engineering Co. Ltd.	110,100	570,520
*	Japan Hospice Holdings, Inc.	1,300	19,253
#	Japan Investment Adviser Co. Ltd.	42,700	399,542
	Japan Lifeline Co. Ltd.	250,500	2,192,957
	Japan Material Co. Ltd.	253,300	3,702,210
	Japan Medical Dynamic Marketing, Inc.	138,400	1,808,696
	Japan Oil Transportation Co. Ltd.	13,579	311,595
	Japan Petroleum Exploration Co. Ltd.	102,400	2,447,359
	Japan Post Holdings Co. Ltd.	919,800	7,850,980
	Japan Post Insurance Co. Ltd.	231,300	4,055,536
	Japan Property Management Center Co. Ltd.	52,300	445,755
	Japan Pulp & Paper Co. Ltd.	48,100	1,675,223
	Japan Securities Finance Co. Ltd.	459,400	3,733,729
	Japan Steel Works Ltd.	252,500	8,394,229
#	Japan System Techniques Co. Ltd.	1,200	22,429
	Japan Tobacco, Inc.	1,698,700	33,914,336
	Japan Transcity Corp.	157,600	886,513
	Japan Wool Textile Co. Ltd.	235,000	1,798,588
	Jastec Co. Ltd.	35,900	323,474
	JBCC Holdings, Inc.	54,100	758,329
	JCR Pharmaceuticals Co. Ltd.	141,000	2,483,466
	JCU Corp.	145,600	6,320,704
	JDC Corp.	7,500	34,682
	Jeol Ltd.	86,000	4,688,923
	JFE Holdings, Inc.	1,458,508	18,737,227
	JFE Systems, Inc.	2,300	41,884
	JGC Holdings Corp.	732,100	7,193,808
	Jichodo Co. Ltd.	100	5,868
*	JIG-SAW, Inc.	9,600	424,212
#	Jimoto Holdings, Inc.	92,810	537,537
#	JINS Holdings, Inc.	53,600	3,313,562
	JINUSHI Co. Ltd.	61,600	917,199
	JK Holdings Co. Ltd.	69,700	668,324
#	J-Lease Co. Ltd.	27,600	451,417
#	JM Holdings Co. Ltd.	60,900	861,926
*	JMDC, Inc.	17,100	793,618
#	JMS Co. Ltd.	80,800	432,041
#*	Joban Kosan Co. Ltd.	26,499	313,221
	J-Oil Mills, Inc.	106,900	1,580,672

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Joshin Denki Co. Ltd.	75,300	$1,372,285
	Joyful Honda Co. Ltd.	48,000	639,079
	JP-Holdings, Inc.	161,900	330,034
	JSB Co. Ltd.	13,200	323,637
	JSP Corp.	64,500	905,341
	JSR Corp.	166,900	5,532,432
	J-Stream, Inc.	6,300	34,396
	JTEKT Corp.	710,400	6,179,559
	Juki Corp.	143,699	967,881
	Juroku Financial Group, Inc.	148,300	2,948,733
	Justsystems Corp.	62,100	2,687,824
	JVCKenwood Corp.	898,370	1,383,684
	K&O Energy Group, Inc.	65,400	858,409
	Kadokawa Corp.	337,105	6,999,691
	Kadoya Sesame Mills, Inc.	6,800	240,488
	Kaga Electronics Co. Ltd.	86,100	2,230,737
	Kagome Co. Ltd.	19,200	499,610
	Kajima Corp.	1,509,900	18,235,972
	Kakaku.com, Inc.	289,200	5,989,783
	Kaken Pharmaceutical Co. Ltd.	104,100	3,722,445
	Kakiyasu Honten Co. Ltd.	28,300	635,704
#*	Kamakura Shinsho Ltd.	11,100	49,479
	Kameda Seika Co. Ltd.	47,100	1,710,949
	Kamei Corp.	121,400	1,059,909
	Kamigumi Co. Ltd.	331,900	6,413,465
	Kanaden Corp.	81,100	727,844
	Kanagawa Chuo Kotsu Co. Ltd.	19,500	564,178
	Kanamic Network Co. Ltd.	71,200	281,375
	Kanamoto Co. Ltd.	195,500	3,801,401
	Kandenko Co. Ltd.	474,600	3,531,302
	Kaneka Corp.	195,300	6,361,882
	Kaneko Seeds Co. Ltd.	3,700	48,389
	Kanematsu Corp.	433,200	4,712,516
	Kanematsu Electronics Ltd.	69,500	2,292,779
	Kansai Electric Power Co., Inc.	605,000	5,710,670
	Kansai Paint Co. Ltd.	91,900	1,907,641
#	Kansai Super Market Ltd.	13,600	121,239
	Kanto Denka Kogyo Co. Ltd.	324,800	3,110,196
	Kao Corp.	422,400	21,107,984
#*	Kasai Kogyo Co. Ltd.	124,700	325,057
	Katakura & Co-op Agri Corp.	12,200	122,011
	Katakura Industries Co. Ltd.	113,000	2,244,699
	Katitas Co. Ltd.	112,500	3,431,367
	Kato Sangyo Co. Ltd.	83,300	2,384,859
#	Kato Works Co. Ltd.	50,926	364,956
	Kawada Technologies, Inc.	23,100	779,604
	Kawagishi Bridge Works Co. Ltd.	9,000	227,361
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	643,341
	Kawasaki Heavy Industries Ltd.	670,600	12,995,253
	Kawasaki Kinkai Kisen Kaisha Ltd.	2,800	92,640
*	Kawasaki Kisen Kaisha Ltd.	89,598	5,584,541
	KDDI Corp.	2,817,500	90,015,473
	KeePer Technical Laboratory Co. Ltd.	57,900	955,287
	Keihan Holdings Co. Ltd.	199,000	4,614,610
	Keihanshin Building Co. Ltd.	143,800	1,664,474
	Keihin Co. Ltd.	12,500	142,707
#	Keikyu Corp.	353,600	3,619,027
	Keio Corp.	83,800	3,769,375
	Keisei Electric Railway Co. Ltd.	104,500	2,949,108

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	KEIWA, Inc.	2,800	$132,562
	Keiyo Bank Ltd.	521,400	2,174,105
	Keiyo Co. Ltd.	146,000	1,095,099
	KEL Corp.	14,100	140,038
	Kenko Mayonnaise Co. Ltd.	60,200	704,953
	Kewpie Corp.	312,500	6,446,755
	Keyence Corp.	32,620	16,731,529
	KeyHolder, Inc.	14,400	70,515
	KFC Holdings Japan Ltd.	56,300	1,410,089
	KFC Ltd.	600	9,287
	KH Neochem Co. Ltd.	128,600	3,298,797
	Kikkoman Corp.	99,950	7,555,012
#	Kimoto Co. Ltd.	171,800	319,859
#	Kimura Chemical Plants Co. Ltd.	87,600	560,965
	Kimura Unity Co. Ltd.	8,500	98,680
	Kinden Corp.	367,500	5,253,088
	King Jim Co. Ltd.	9,300	71,472
	Kinki Sharyo Co. Ltd.	23,000	201,646
*	Kintetsu Department Store Co. Ltd.	19,500	450,803
*	Kintetsu Group Holdings Co. Ltd.	145,000	4,213,051
	Kintetsu World Express, Inc.	213,400	5,309,077
	Kirin Holdings Co. Ltd.	532,580	8,536,269
	Kissei Pharmaceutical Co. Ltd.	148,200	2,992,420
	Ki-Star Real Estate Co. Ltd.	46,800	2,863,749
	Kitagawa Corp.	47,800	574,081
	Kita-Nippon Bank Ltd.	36,800	528,115
	Kitano Construction Corp.	21,100	389,079
	Kitanotatsujin Corp.	253,000	490,495
	Kito Corp.	144,600	2,160,484
	Kitz Corp.	390,200	2,268,485
	Kiyo Bank Ltd.	306,900	3,837,900
*	KLab, Inc.	182,400	696,966
#	Koa Corp.	141,700	1,803,528
#	Koa Shoji Holdings Co. Ltd.	29,400	153,760
	Koatsu Gas Kogyo Co. Ltd.	119,100	776,619
	Kobayashi Pharmaceutical Co. Ltd.	13,900	1,082,434
	Kobe Bussan Co. Ltd.	145,400	4,526,214
*	Kobe Electric Railway Co. Ltd.	15,400	426,596
	Kobe Steel Ltd.	1,261,482	6,021,575
	Kohnan Shoji Co. Ltd.	131,700	3,905,510
	Kohsoku Corp.	38,800	514,121
	Koike Sanso Kogyo Co. Ltd.	4,000	71,735
	Koito Manufacturing Co. Ltd.	148,300	7,446,216
#	Kojima Co. Ltd.	187,200	859,719
	Kokusai Co. Ltd.	13,700	73,641
	Kokuyo Co. Ltd.	351,564	5,125,338
#	KOMAIHALTEC, Inc.	19,300	391,090
	Komatsu Ltd.	899,800	22,611,020
	Komatsu Matere Co. Ltd.	135,000	1,462,768
	Komatsu Wall Industry Co. Ltd.	32,800	520,122
	KOMEDA Holdings Co. Ltd.	199,500	3,692,811
	Komehyo Holdings Co. Ltd.	35,800	442,174
	Komeri Co. Ltd.	154,400	3,599,912
	Komori Corp.	274,100	1,643,881
	Konaka Co. Ltd.	268,780	808,756
	Konami Holdings Corp.	173,162	9,335,129
	Kondotec, Inc.	69,800	625,227
	Konica Minolta, Inc.	1,981,100	8,351,149
	Konishi Co. Ltd.	107,000	1,525,713

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoike Transport Co. Ltd.	117,400	$1,202,752
	Konoshima Chemical Co. Ltd.	39,300	650,024
*	Kosaido Holdings Co. Ltd.	74,600	489,171
	Kose Corp.	7,600	694,864
	Kozo Keikaku Engineering, Inc.	6,700	142,221
	Krosaki Harima Corp.	36,800	1,458,099
#	KRS Corp.	76,600	576,975
	K's Holdings Corp.	769,680	7,574,175
#	KU Holdings Co. Ltd.	51,000	440,774
	Kubota Corp., Sponsored ADR	43,382	4,648,815
	Kubota Corp.	285,700	6,126,987
	Kumagai Gumi Co. Ltd.	224,100	5,712,248
	Kumiai Chemical Industry Co. Ltd.	317,665	2,195,680
	Kurabo Industries Ltd.	83,300	1,362,417
	Kuraray Co. Ltd.	1,412,200	12,686,976
	Kureha Corp.	86,300	6,442,798
	Kurimoto Ltd.	44,100	599,851
	Kurita Water Industries Ltd.	166,600	6,774,540
	Kuriyama Holdings Corp.	54,600	462,763
	Kusuri no Aoki Holdings Co. Ltd.	45,700	2,726,147
	KYB Corp.	149,800	3,899,755
	Kyocera Corp.	217,230	13,396,856
	Kyoden Co. Ltd.	156,200	842,480
	Kyodo Printing Co. Ltd.	36,200	842,376
	Kyoei Steel Ltd.	103,500	1,406,623
#	Kyokuto Boeki Kaisha Ltd.	29,559	669,093
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,938,814
	Kyokuto Securities Co. Ltd.	118,700	777,213
	Kyokuyo Co. Ltd.	45,200	1,241,378
	KYORIN Holdings, Inc.	201,000	3,192,929
#	Kyoritsu Printing Co. Ltd.	170,500	210,666
	Kyosan Electric Manufacturing Co. Ltd.	189,500	699,214
	Kyowa Electronic Instruments Co. Ltd.	106,500	351,014
	Kyowa Exeo Corp.	246,848	5,016,922
	Kyowa Kirin Co. Ltd.	9,100	226,816
	Kyowa Leather Cloth Co. Ltd.	58,800	340,776
	Kyudenko Corp.	165,000	4,220,297
	Kyushu Electric Power Co., Inc.	686,400	5,086,073
	Kyushu Financial Group, Inc.	1,542,948	5,961,716
	Kyushu Railway Co.	217,300	4,539,508
	LAC Co. Ltd.	59,000	377,483
	Lacto Japan Co. Ltd.	24,400	399,818
#*	Laox Co. Ltd.	62,199	79,291
	Lasertec Corp.	96,200	21,581,254
	Lawson, Inc.	182,200	7,985,658
	LEC, Inc.	125,100	991,354
	Life Corp.	80,400	2,160,435
	LIFULL Co. Ltd.	273,700	527,489
	LIKE, Inc.	34,600	547,860
	Linical Co. Ltd.	43,100	239,622
	Link & Motivation, Inc.	125,100	495,196
	Lintec Corp.	174,200	4,046,301
	Lion Corp.	294,400	3,846,612
	LITALICO, Inc.	44,600	1,113,057
	Lixil Corp.	607,319	13,901,618
	Loadstar Capital KK	4,700	59,363
#	Locondo, Inc.	19,500	192,996
	Lonseal Corp.	5,700	73,123
	Look Holdings, Inc.	29,100	319,428

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	LTS, Inc.	4,200	$87,027
*	M&A Capital Partners Co. Ltd.	60,400	2,601,036
	M3, Inc.	296,600	11,403,258
	Mabuchi Motor Co. Ltd.	131,400	4,137,082
	Macnica Fuji Electronics Holdings, Inc.	242,550	5,366,415
	Macromill, Inc.	176,200	1,699,184
	Maeda Kosen Co. Ltd.	116,200	3,469,928
#	Maezawa Industries, Inc.	36,700	203,463
	Maezawa Kasei Industries Co. Ltd.	58,900	640,912
	Maezawa Kyuso Industries Co. Ltd.	83,300	713,510
	Makino Milling Machine Co. Ltd.	122,400	4,228,335
	Makita Corp., Sponsored ADR	1,200	43,332
	Makita Corp.	63,200	2,365,161
*	Management Solutions Co. Ltd.	10,000	272,913
	Mandom Corp.	34,800	417,280
	Mani, Inc.	94,500	1,365,475
	MarkLines Co. Ltd.	41,800	919,595
	Mars Group Holdings Corp.	59,700	844,537
	Marubeni Corp.	1,636,759	16,842,149
	Marubun Corp.	92,400	599,658
	Marudai Food Co. Ltd.	102,900	1,402,103
	Marufuji Sheet Piling Co. Ltd.	2,700	46,305
	Maruha Nichiro Corp.	290,281	6,202,125
	Marui Group Co. Ltd.	332,200	6,409,403
	Maruichi Steel Tube Ltd.	178,400	3,974,014
#	MARUKA FURUSATO Corp.	72,976	1,347,516
	Marumae Co. Ltd.	23,900	519,366
#	Marusan Securities Co. Ltd.	256,900	1,163,698
	Maruwa Co. Ltd.	57,700	7,591,689
#	Maruwa Unyu Kikan Co. Ltd.	184,000	2,100,113
#	Maruyama Manufacturing Co., Inc.	15,400	202,998
	Maruzen CHI Holdings Co. Ltd.	91,800	286,946
	Maruzen Co. Ltd.	25,400	468,232
	Maruzen Showa Unyu Co. Ltd.	59,000	1,637,741
	Marvelous, Inc.	115,300	747,140
#	Matching Service Japan Co. Ltd.	26,400	197,839
	Matsuda Sangyo Co. Ltd.	63,362	1,299,707
#	Matsui Construction Co. Ltd.	92,100	566,692
	Matsui Securities Co. Ltd.	280,200	1,959,584
#	MatsukiyoCocokara & Co.	181,185	6,201,603
	Matsuoka Corp.	10,400	107,242
	Matsuyafoods Holdings Co. Ltd.	30,700	952,919
	Max Co. Ltd.	93,700	1,494,148
	Maxell Ltd.	257,400	2,760,800
	Maxvalu Tokai Co. Ltd.	27,000	645,267
*	Mazda Motor Corp.	954,100	7,350,149
	McDonald's Holdings Co. Japan Ltd.	74,300	3,244,712
	MCJ Co. Ltd.	466,400	4,004,110
	Mebuki Financial Group, Inc.	3,274,691	7,305,087
	MEC Co. Ltd.	41,800	1,176,742
#	Media Do Co. Ltd.	32,600	724,322
	Medical Data Vision Co. Ltd.	70,900	627,631
	Medical System Network Co. Ltd.	162,500	780,845
	Medipal Holdings Corp.	504,500	9,078,502
	Medius Holdings Co. Ltd.	8,700	67,530
*	MedPeer, Inc.	40,100	1,013,746
	Megachips Corp.	99,200	3,616,302
	Megmilk Snow Brand Co. Ltd.	224,000	3,990,044
	Meidensha Corp.	232,000	4,916,983

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiho Facility Works Ltd.	3,200	$22,014
	Meiji Electric Industries Co. Ltd.	24,300	267,526
	MEIJI Holdings Co. Ltd.	296,520	18,497,390
#	Meiji Shipping Co. Ltd.	65,900	406,657
	Meiko Electronics Co. Ltd.	163,900	5,659,886
	Meisei Industrial Co. Ltd.	167,700	1,027,933
	Meitec Corp.	112,400	6,584,910
	Meito Sangyo Co. Ltd.	39,700	569,712
#	Meiwa Corp.	106,000	1,003,853
	Meiwa Estate Co. Ltd.	67,400	355,344
	Melco Holdings, Inc.	6,500	206,201
#	Members Co. Ltd.	25,200	457,446
	Menicon Co. Ltd.	261,900	5,811,761
*	Mercari, Inc.	11,000	415,423
	Mercuria Holdings Co. Ltd.	38,800	172,827
	Mesco, Inc.	12,400	142,253
*	Metaps, Inc.	3,700	23,327
#	MetaReal Corp.	12,000	106,198
	METAWATER Co. Ltd.	60,400	1,071,301
#	Michinoku Bank Ltd.	89,509	679,581
	Micronics Japan Co. Ltd.	38,100	525,616
	Midac Holdings Co. Ltd.	2,100	49,263
	Mie Kotsu Group Holdings, Inc.	271,000	1,100,512
	Mikuni Corp.	142,900	537,220
	Milbon Co. Ltd.	72,972	3,445,319
	MIMAKI ENGINEERING Co. LTD.	87,300	605,248
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,410,972
	Minebea Mitsumi, Inc.	879,726	21,527,408
	Ministop Co. Ltd.	68,400	868,143
#	Minkabu The Infonoid, Inc.	25,100	489,528
*	Mipox Corp.	5,700	42,507
#	Miraial Co. Ltd.	35,800	482,046
#*	Mirainovate Co. Ltd.	217,779	330,492
	Mirait Holdings Corp.	363,110	6,028,298
	Miroku Jyoho Service Co. Ltd.	75,800	793,242
	MISUMI Group, Inc.	183,200	5,943,352
	Mitachi Co. Ltd.	7,700	61,858
	Mitani Corp.	141,600	2,392,139
#	Mitani Sekisan Co. Ltd.	7,000	394,066
#	Mito Securities Co. Ltd.	317,800	775,523
*	Mitsuba Corp.	216,100	748,361
	Mitsubishi Chemical Holdings Corp.	4,142,060	32,491,079
	Mitsubishi Corp.	871,700	29,596,324
	Mitsubishi Electric Corp.	1,165,300	14,593,516
	Mitsubishi Estate Co. Ltd.	449,620	6,475,617
	Mitsubishi Gas Chemical Co., Inc.	487,800	9,343,961
	Mitsubishi HC Capital, Inc.	4,111,770	21,235,983
	Mitsubishi Heavy Industries Ltd.	1,078,700	29,296,834
#	Mitsubishi Kakoki Kaisha Ltd.	30,900	579,911
	Mitsubishi Logisnext Co. Ltd.	208,800	1,813,715
	Mitsubishi Logistics Corp.	195,399	4,716,657
	Mitsubishi Materials Corp.	420,120	7,494,317
*	Mitsubishi Motors Corp.	1,788,400	5,106,253
*	Mitsubishi Paper Mills Ltd.	133,600	366,708
	Mitsubishi Pencil Co. Ltd.	51,900	541,591
	Mitsubishi Research Institute, Inc.	33,900	1,102,540
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,870,093
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	586,327
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	6,862,474

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	$48,445,990
	Mitsuboshi Belting Ltd.	91,600	1,689,057
	Mitsui & Co. Ltd., Sponsored ADR	14,997	7,440,462
	Mitsui & Co. Ltd.	984,945	24,559,968
	Mitsui Chemicals, Inc.	567,189	15,169,252
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,402,323
*	Mitsui E&S Holdings Co. Ltd.	336,319	1,023,959
	Mitsui Fudosan Co. Ltd.	576,700	12,362,910
#	Mitsui High-Tec, Inc.	96,500	7,141,997
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	936,487
	Mitsui Mining & Smelting Co. Ltd.	379,700	10,737,130
	Mitsui OSK Lines Ltd.	199,900	15,480,745
	Mitsui-Soko Holdings Co. Ltd.	157,800	3,287,064
	Mitsumura Printing Co. Ltd.	1,500	18,381
	Mitsuuroko Group Holdings Co. Ltd.	138,100	1,244,777
	Miura Co. Ltd.	97,300	2,872,795
	Mixi, Inc.	271,900	5,033,481
	Miyaji Engineering Group, Inc.	31,100	863,323
	Miyazaki Bank Ltd.	74,400	1,368,235
	Miyoshi Oil & Fat Co. Ltd.	41,300	414,906
	Mizuho Financial Group, Inc.	1,743,996	23,624,171
	Mizuho Leasing Co. Ltd.	167,100	4,667,162
#	Mizuho Medy Co. Ltd.	13,100	250,173
	Mizuno Corp.	94,821	1,825,583
#*	Mobile Factory, Inc.	19,700	154,994
	Mochida Pharmaceutical Co. Ltd.	36,898	1,147,691
	Modec, Inc.	96,100	963,658
	Molitec Steel Co. Ltd.	55,500	152,915
	Monex Group, Inc.	956,200	4,847,805
*	Money Forward, Inc.	8,700	395,904
	Money Partners Group Co. Ltd.	88,500	166,659
	Monogatari Corp.	47,400	2,575,915
#	MonotaRO Co. Ltd.	367,400	6,036,674
	MORESCO Corp.	35,400	357,015
	Mori-Gumi Co. Ltd.	51,800	135,604
	Morinaga & Co. Ltd.	158,100	5,038,778
	Morinaga Milk Industry Co. Ltd.	234,200	11,354,502
	Moriroku Holdings Co. Ltd.	10,600	177,326
	Morita Holdings Corp.	146,000	1,618,077
	Morito Co. Ltd.	78,700	484,509
	Morningstar Japan KK	30,300	155,850
	Morozoff Ltd.	22,198	535,679
#	Mortgage Service Japan Ltd.	14,500	137,426
#	Mory Industries, Inc.	25,200	574,197
	MrMax Holdings Ltd.	121,900	649,426
	MS&AD Insurance Group Holdings, Inc.	321,874	11,040,123
	MTG Co. Ltd.	6,700	68,964
	MTI Ltd.	96,200	469,460
	Mugen Estate Co. Ltd.	70,100	296,215
#	Murata Manufacturing Co. Ltd.	457,720	34,412,886
	Musashi Seimitsu Industry Co. Ltd.	296,600	4,467,910
	Musashino Bank Ltd.	140,600	2,260,708
	Mutoh Holdings Co. Ltd.	11,700	206,965
	Nabtesco Corp.	286,700	8,961,945
#	NAC Co. Ltd.	65,800	549,423
	Nachi-Fujikoshi Corp.	102,000	3,810,912
	Nadex Co. Ltd.	7,600	47,693
	Nafco Co. Ltd.	17,200	251,186
	Nagano Bank Ltd.	39,700	426,291

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagano Keiki Co. Ltd.	61,000	$706,592
	Nagase & Co. Ltd.	471,500	7,531,125
	Nagatanien Holdings Co. Ltd.	35,300	598,759
#	Nagawa Co. Ltd.	7,700	651,137
*	Nagoya Railroad Co. Ltd.	303,599	4,794,140
	Naigai Tec Corp.	3,200	88,124
	Naigai Trans Line Ltd.	26,700	433,094
#	Nakabayashi Co. Ltd.	88,700	395,468
	Nakamoto Packs Co. Ltd.	18,300	273,734
*	Nakamura Choukou Co. Ltd.	3,600	15,905
	Nakamuraya Co. Ltd.	14,400	424,860
	Nakanishi, Inc.	93,800	1,663,214
#	Nakano Corp.	76,100	221,858
	Nakayama Steel Works Ltd.	116,700	439,002
	Nakayo, Inc.	6,200	61,599
#*	Namura Shipbuilding Co. Ltd.	240,448	412,025
	Nankai Electric Railway Co. Ltd.	207,200	4,113,701
	Nanto Bank Ltd.	142,101	2,403,207
	Narasaki Sangyo Co. Ltd.	13,400	243,703
	Nasu Denki Tekko Co. Ltd.	1,000	83,928
	Natori Co. Ltd.	27,000	470,726
	NEC Capital Solutions Ltd.	62,200	1,136,761
	NEC Corp.	751,980	29,337,214
	NEC Networks & System Integration Corp.	134,700	1,943,757
#	NEOJAPAN, Inc.	8,800	79,183
	NET One Systems Co. Ltd.	307,100	7,289,573
	Neturen Co. Ltd.	160,700	833,977
	New Art Holdings Co. Ltd.	1,700	17,941
	New Japan Chemical Co. Ltd.	166,800	360,554
	Nexon Co. Ltd.	126,100	2,377,189
	Nextage Co. Ltd.	165,000	4,143,498
*	NexTone, Inc.	1,700	42,867
	NF Holdings Corp.	11,300	113,401
	NGK Insulators Ltd.	514,500	8,693,881
	NGK Spark Plug Co. Ltd.	678,800	11,539,543
	NH Foods Ltd.	300,699	11,596,205
	NHK Spring Co. Ltd.	1,013,237	7,941,311
#	Nicca Chemical Co. Ltd.	17,100	118,428
	Nice Corp.	33,700	515,147
#	Nichia Steel Works Ltd.	236,101	577,547
	Nichias Corp.	335,600	7,618,408
	Nichiban Co. Ltd.	39,600	608,340
	Nichicon Corp.	249,100	2,609,998
	Nichiden Corp.	54,900	1,050,954
	Nichiha Corp.	136,900	3,384,371
#	Nichi-iko Pharmaceutical Co. Ltd.	386,243	2,466,091
	Nichimo Co. Ltd.	4,800	107,662
	Nichirei Corp.	375,699	8,645,354
	Nichireki Co. Ltd.	127,300	1,411,407
	Nichirin Co. Ltd.	61,830	827,055
	Nidec Corp.	141,555	12,545,973
	Nifco, Inc.	278,500	8,107,426
	Nihon Chouzai Co. Ltd.	97,720	1,133,622
*	Nihon Dempa Kogyo Co. Ltd.	9,200	105,193
	Nihon Dengi Co. Ltd.	7,200	249,563
	Nihon Denkei Co. Ltd.	30,300	345,062
	Nihon Flush Co. Ltd.	65,000	595,648
	Nihon House Holdings Co. Ltd.	212,700	824,721
	Nihon Kagaku Sangyo Co. Ltd.	54,300	644,426

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Kohden Corp.	187,600	$4,975,716
	Nihon M&A Center, Inc.	565,200	8,898,062
#	Nihon Nohyaku Co. Ltd.	214,000	984,366
	Nihon Parkerizing Co. Ltd.	275,100	2,493,716
#	Nihon Plast Co. Ltd.	100,700	486,768
	Nihon Tokushu Toryo Co. Ltd.	56,000	413,198
	Nihon Trim Co. Ltd.	2,300	62,406
	Nihon Unisys Ltd.	362,700	9,541,844
#	Nihon Yamamura Glass Co. Ltd.	39,400	267,942
	Niitaka Co. Ltd.	5,000	93,396
	Nikkato Corp.	24,500	138,122
#	Nikkiso Co. Ltd.	214,300	1,581,217
	Nikko Co. Ltd.	109,800	589,129
	Nikkon Holdings Co. Ltd.	260,400	4,905,423
	Nikon Corp.	823,300	8,592,753
	Nintendo Co. Ltd.	98,000	48,024,056
	Nippi, Inc.	8,500	264,258
	Nippn Corp.	268,400	3,937,302
	Nippon Air Conditioning Services Co. Ltd.	69,900	470,724
	Nippon Aqua Co. Ltd.	22,500	128,062
*	Nippon Avionics Co. Ltd.	1,400	26,125
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	850,444
	Nippon Carbide Industries Co., Inc.	39,800	479,838
	Nippon Carbon Co. Ltd.	43,900	1,527,843
	Nippon Chemical Industrial Co. Ltd.	24,900	567,288
*	Nippon Chemi-Con Corp.	90,800	1,289,884
	Nippon Chemiphar Co. Ltd.	10,000	174,146
	Nippon Coke & Engineering Co. Ltd.	892,500	1,008,580
	Nippon Concept Corp.	29,600	336,028
#	Nippon Concrete Industries Co. Ltd.	233,900	572,544
#	Nippon Denko Co. Ltd.	550,850	1,463,184
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,125,218
	Nippon Dry-Chemical Co. Ltd.	6,200	95,570
	Nippon Electric Glass Co. Ltd.	360,700	9,010,401
	Nippon Express Holdings, Inc.	222,676	13,196,624
	Nippon Felt Co. Ltd.	15,100	59,076
#	Nippon Filcon Co. Ltd.	48,800	213,805
	Nippon Fine Chemical Co. Ltd.	53,400	951,525
	Nippon Gas Co. Ltd.	567,300	7,938,893
	Nippon Hume Corp.	106,300	644,111
	Nippon Kanzai Co. Ltd.	1,900	46,679
	Nippon Kayaku Co. Ltd.	376,300	3,741,366
#	Nippon Kodoshi Corp.	40,100	852,701
	Nippon Koei Co. Ltd.	61,700	1,602,179
	Nippon Light Metal Holdings Co. Ltd.	390,630	5,985,906
#	Nippon Paint Holdings Co. Ltd.	130,000	1,039,664
	Nippon Paper Industries Co. Ltd.	463,602	4,697,569
	Nippon Parking Development Co. Ltd.	697,000	822,131
	Nippon Pillar Packing Co. Ltd.	97,200	2,829,561
	Nippon Piston Ring Co. Ltd.	28,500	321,949
	Nippon Rietec Co. Ltd.	7,200	86,333
	Nippon Road Co. Ltd.	36,000	2,622,758
	Nippon Sanso Holdings Corp.	301,800	5,993,380
	Nippon Seiki Co. Ltd.	201,600	1,800,797
#	Nippon Seisen Co. Ltd.	8,300	326,317
	Nippon Sharyo Ltd.	48,699	844,760
#*	Nippon Sheet Glass Co. Ltd.	147,700	649,316
	Nippon Shinyaku Co. Ltd.	42,600	2,784,796
	Nippon Shokubai Co. Ltd.	98,800	4,652,714

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Signal Co. Ltd.	210,200	$1,637,690
	Nippon Soda Co. Ltd.	117,200	3,353,728
	Nippon Steel Corp.	1,353,479	22,122,005
	Nippon Steel Trading Corp.	73,500	3,317,564
	Nippon Suisan Kaisha Ltd.	1,961,500	9,190,379
	Nippon Systemware Co. Ltd.	34,700	606,980
	Nippon Telegraph & Telephone Corp.	591,000	16,913,080
	Nippon Thompson Co. Ltd.	311,200	1,662,381
	Nippon Tungsten Co. Ltd.	4,900	93,995
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,319,186
	Nippon Yusen KK	598,031	46,881,625
	Nipro Corp.	832,200	7,720,050
	Nishimatsu Construction Co. Ltd.	249,100	8,273,585
#	Nishimatsuya Chain Co. Ltd.	144,900	1,847,978
	Nishimoto Co. Ltd.	10,000	251,976
	Nishi-Nippon Financial Holdings, Inc.	648,014	4,589,901
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,735,225
	Nishio Rent All Co. Ltd.	116,100	2,844,329
	Nissan Chemical Corp.	211,500	11,475,627
*	Nissan Motor Co. Ltd.	2,286,600	12,102,030
	Nissan Shatai Co. Ltd.	290,700	1,747,232
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	242,672
	Nissei ASB Machine Co. Ltd.	34,400	927,864
	Nissei Plastic Industrial Co. Ltd.	67,900	612,087
#	Nissha Co. Ltd.	178,500	2,272,549
	Nisshin Group Holdings Co. Ltd.	166,700	715,132
	Nisshin Oillio Group Ltd.	155,500	4,071,611
	Nisshin Seifun Group, Inc.	449,145	6,306,975
	Nisshinbo Holdings, Inc.	611,541	5,094,349
	Nissin Corp.	66,600	921,159
	Nissin Electric Co. Ltd.	248,900	3,139,824
	Nissin Foods Holdings Co. Ltd.	43,775	3,105,076
	Nissin Sugar Co. Ltd.	64,200	959,890
#	Nisso Corp.	32,200	221,380
	Nissui Pharmaceutical Co. Ltd.	60,000	518,854
	Nitori Holdings Co. Ltd.	51,600	7,392,349
	Nitta Corp.	80,200	1,965,265
#	Nitta Gelatin, Inc.	53,700	305,008
	Nittan Valve Co. Ltd.	112,600	274,321
	Nittetsu Mining Co. Ltd.	39,901	2,232,344
	Nitto Boseki Co. Ltd.	41,900	999,914
	Nitto Denko Corp.	327,600	25,506,812
	Nitto Fuji Flour Milling Co. Ltd.	1,800	59,386
	Nitto Kogyo Corp.	118,100	1,588,768
	Nitto Kohki Co. Ltd.	47,800	691,668
	Nitto Seiko Co. Ltd.	135,900	627,317
	Nittoc Construction Co. Ltd.	122,549	700,522
	NJS Co. Ltd.	28,200	485,980
	Noda Corp.	53,100	453,564
	Noevir Holdings Co. Ltd.	52,700	2,386,917
	NOF Corp.	145,100	6,644,149
	Nohmi Bosai Ltd.	77,900	1,433,161
	Nojima Corp.	210,400	4,243,032
	NOK Corp.	394,500	4,217,962
	Nomura Co. Ltd.	88,800	711,095
	Nomura Holdings, Inc.	2,934,498	12,963,280
	Nomura Holdings, Inc., Sponsored ADR	308,897	1,371,503
#	Nomura Micro Science Co. Ltd.	4,100	151,037
	Nomura Real Estate Holdings, Inc.	473,900	11,097,238

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	239,085	$8,369,380
	Noritake Co. Ltd.	49,200	1,968,853
	Noritsu Koki Co. Ltd.	91,800	1,649,193
	Noritz Corp.	139,600	2,052,952
	North Pacific Bank Ltd.	1,308,100	2,858,409
	Nozawa Corp.	30,300	189,609
	NS Solutions Corp.	136,600	3,884,672
	NS Tool Co. Ltd.	74,800	924,518
	NS United Kaiun Kaisha Ltd.	66,600	1,772,011
	NSD Co. Ltd.	164,078	2,802,430
#	NSK Ltd.	1,154,347	7,873,837
*	NTN Corp.	2,216,700	4,470,812
	NTT Data Corp.	563,200	10,796,957
*	OAK Capital Corp.	213,300	143,945
	Oat Agrio Co. Ltd.	11,200	190,517
#	Obara Group, Inc.	51,800	1,501,271
	Obayashi Corp.	1,679,800	13,609,985
	OBIC Business Consultants Co. Ltd.	11,800	445,006
	Obic Co. Ltd.	18,300	3,023,557
	Odakyu Electric Railway Co. Ltd.	243,500	4,302,829
	Odawara Engineering Co. Ltd.	1,300	26,426
	Oenon Holdings, Inc.	210,000	606,551
	Ogaki Kyoritsu Bank Ltd.	179,200	3,163,206
	Ohara, Inc.	23,700	223,520
#	Ohashi Technica, Inc.	45,000	540,153
#	Ohba Co. Ltd.	19,400	124,429
	Ohki Healthcare Holdings Co. Ltd.	2,000	12,095
	Ohsho Food Service Corp.	30,100	1,553,496
*	OIE Sangyo Co. Ltd.	1,200	10,279
	Oiles Corp.	85,801	1,201,397
*	Oisix ra daichi, Inc.	63,200	1,317,166
	Oita Bank Ltd.	128,600	2,155,390
	Oji Holdings Corp.	3,008,400	16,013,941
	Okabe Co. Ltd.	181,700	1,174,548
	Okada Aiyon Corp.	19,400	244,054
	Okamoto Industries, Inc.	42,300	1,493,980
	Okamoto Machine Tool Works Ltd.	21,199	772,004
	Okamura Corp.	225,600	2,385,068
	Okasan Securities Group, Inc.	786,500	2,624,844
	Okaya Electric Industries Co. Ltd.	25,800	70,541
	Oki Electric Industry Co. Ltd.	504,400	3,858,368
	Okinawa Cellular Telephone Co.	34,800	1,516,132
	Okinawa Electric Power Co., Inc.	141,858	1,732,749
	Okinawa Financial Group, Inc.	107,840	2,084,145
	OKUMA Corp.	115,600	5,042,859
	Okumura Corp.	136,800	3,905,541
	Okura Industrial Co. Ltd.	47,600	819,711
#	Okuwa Co. Ltd.	128,400	1,019,734
	Olympic Group Corp.	34,400	212,950
	Olympus Corp.	1,027,900	23,001,368
	Omron Corp.	54,900	4,013,710
	Onamba Co. Ltd.	27,400	107,194
	Ono Pharmaceutical Co. Ltd.	336,500	8,160,698
	ONO Sokki Co. Ltd.	36,500	155,310
	Onoken Co. Ltd.	83,400	1,194,148
	Onward Holdings Co. Ltd.	480,200	1,203,538
	Open House Group Co. Ltd.	283,100	14,656,991
	Optex Group Co. Ltd.	97,860	1,304,559
*	Optim Corp.	32,400	274,685

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Optorun Co. Ltd.	20,500	$419,281
	Oracle Corp.	35,900	2,684,980
	Organo Corp.	36,300	2,654,567
	Oricon, Inc.	4,400	37,065
	Orient Corp.	2,641,700	2,823,375
	Oriental Land Co. Ltd.	14,700	2,559,025
*	Oriental Shiraishi Corp.	571,300	1,190,279
#	Origin Co. Ltd.	25,500	276,052
	ORIX Corp.	1,902,400	39,241,038
#	ORIX Corp., Sponsored ADR	8,803	912,783
	Oro Co. Ltd.	8,200	170,186
	Osaka Gas Co. Ltd.	322,300	5,481,158
	Osaka Organic Chemical Industry Ltd.	70,000	1,927,057
	Osaka Soda Co. Ltd.	49,799	1,321,823
	Osaka Steel Co. Ltd.	62,700	645,739
#*	OSAKA Titanium Technologies Co. Ltd.	83,900	605,543
	Osaki Electric Co. Ltd.	218,700	877,186
	OSG Corp.	290,600	5,116,090
	Otsuka Corp.	99,800	4,049,563
	Otsuka Holdings Co. Ltd.	124,200	4,237,370
	OUG Holdings, Inc.	3,900	91,344
	Outsourcing, Inc.	355,200	4,114,673
	Oyo Corp.	99,000	1,821,566
	Ozu Corp.	4,300	72,604
	Pacific Industrial Co. Ltd.	228,300	2,179,269
	Pacific Metals Co. Ltd.	97,700	1,946,933
#	Pack Corp.	50,100	1,172,954
	PAL GROUP Holdings Co. Ltd.	96,500	1,406,594
	PALTAC Corp.	69,958	2,681,293
	Pan Pacific International Holdings Corp.	479,000	6,446,778
	Panasonic Corp.	4,188,242	46,110,473
	PAPYLESS Co. Ltd.	16,100	173,732
#	Paraca, Inc.	27,500	381,750
	Paramount Bed Holdings Co. Ltd.	143,600	2,389,611
#	Paris Miki Holdings, Inc.	114,600	246,893
*	Park24 Co. Ltd.	340,400	5,149,306
	Parker Corp.	6,000	27,011
#	Pasco Corp.	4,700	53,561
	Pasona Group, Inc.	107,000	2,366,154
	PC Depot Corp.	147,040	369,448
	PCI Holdings, Inc.	16,800	145,634
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	474,534
	Penta-Ocean Construction Co. Ltd.	1,997,500	11,092,576
	People Dreams & Technologies Group Co. Ltd.	10,300	161,086
#*	PeptiDream, Inc.	218,100	3,915,497
	Persol Holdings Co. Ltd.	245,500	6,337,777
	Phil Co., Inc.	3,500	31,757
	Pickles Corp.	35,300	488,310
	Pigeon Corp.	262,100	5,108,767
	Pilot Corp.	81,000	2,885,004
	Piolax, Inc.	131,200	1,992,211
	Plenus Co. Ltd.	26,400	450,965
	Pola Orbis Holdings, Inc.	72,900	1,086,529
#	Poletowin Pitcrew Holdings, Inc.	124,900	1,024,472
#*	PR Times, Inc.	9,600	225,727
#	Precision System Science Co. Ltd.	9,200	47,187
*	Premier Anti-Aging Co. Ltd.	5,500	345,458
	Premium Group Co. Ltd.	34,300	1,087,864
#*	Premium Water Holdings, Inc.	4,000	86,461

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Press Kogyo Co. Ltd.	476,300	$1,591,478
	Pressance Corp.	111,800	2,042,982
	Prestige International, Inc.	296,000	1,881,411
	Prima Meat Packers Ltd.	215,199	4,726,388
	Pronexus, Inc.	35,500	338,868
*	Prored Partners Co. Ltd.	13,800	98,699
	Pro-Ship, Inc.	8,300	98,024
	Proto Corp.	88,000	1,021,613
	PS Mitsubishi Construction Co. Ltd.	173,800	916,749
	Punch Industry Co. Ltd.	107,200	461,766
*	QB Net Holdings Co. Ltd.	13,100	188,377
	Qol Holdings Co. Ltd.	182,000	2,120,154
	Quick Co. Ltd.	43,100	488,871
#	Raccoon Holdings, Inc.	41,100	432,713
	Raito Kogyo Co. Ltd.	231,700	3,782,256
	Raiznext Corp.	149,400	1,501,736
	Rakus Co. Ltd.	225,600	4,544,611
*	Rakuten Group, Inc.	271,900	2,358,834
#	RareJob, Inc.	12,000	80,096
	Rasa Corp.	34,900	292,821
	Rasa Industries Ltd.	54,399	740,875
#	Raysum Co. Ltd.	102,800	636,627
	Recruit Holdings Co. Ltd.	1,002,100	49,532,377
	Relia, Inc.	119,000	1,005,809
	Relo Group, Inc.	261,000	4,710,151
*	Renesas Electronics Corp.	886,500	10,174,192
	Rengo Co. Ltd.	1,050,310	7,837,577
*	RENOVA, Inc.	131,300	1,866,592
	Resona Holdings, Inc.	3,606,648	15,499,341
	Resorttrust, Inc.	415,900	6,658,412
	Restar Holdings Corp.	101,700	1,730,379
#	Retail Partners Co. Ltd.	11,600	119,737
	Rheon Automatic Machinery Co. Ltd.	47,700	437,195
	Rhythm Co. Ltd.	24,800	281,422
	Riberesute Corp.	34,000	221,046
#	Ricoh Co. Ltd.	1,093,319	9,232,437
	Ricoh Leasing Co. Ltd.	77,500	2,515,497
#	Ride On Express Holdings Co. Ltd.	55,900	739,791
*	Right On Co. Ltd.	73,600	444,163
	Riken Corp.	38,500	875,476
#	Riken Keiki Co. Ltd.	46,500	2,224,727
	Riken Technos Corp.	208,600	859,372
	Riken Vitamin Co. Ltd.	65,400	967,272
	Rinnai Corp.	70,100	6,260,280
	Rion Co. Ltd.	30,900	618,964
	Riso Kagaku Corp.	39,058	700,537
	Riso Kyoiku Co. Ltd.	385,650	1,372,380
	Rix Corp.	6,200	81,194
#	Rock Field Co. Ltd.	51,400	685,015
	Rohm Co. Ltd.	82,700	6,966,409
	Rohto Pharmaceutical Co. Ltd.	223,600	6,175,000
	Rokko Butter Co. Ltd.	63,900	840,196
	Roland Corp.	24,500	934,570
	Roland DG Corp.	66,800	1,582,356
	Rorze Corp.	52,700	4,979,807
	Ryobi Ltd.	131,100	1,247,886
	Ryoden Corp.	75,000	1,123,041
	Ryohin Keikaku Co. Ltd.	666,950	9,576,981
	Ryosan Co. Ltd.	96,900	1,920,040

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S Foods, Inc.	63,700	$1,956,693
	S LINE Co. Ltd.	10,600	82,093
	S&B Foods, Inc.	2,500	80,502
#	Sac's Bar Holdings, Inc.	82,000	370,905
	Sagami Rubber Industries Co. Ltd.	28,000	206,528
	Saibu Gas Holdings Co. Ltd.	80,100	1,526,012
	Saizeriya Co. Ltd.	14,500	335,301
	Sakai Chemical Industry Co. Ltd.	63,800	1,158,365
#	Sakai Heavy Industries Ltd.	20,300	481,962
	Sakai Moving Service Co. Ltd.	55,900	2,138,495
	Sakata INX Corp.	178,200	1,500,676
	Sakura Internet, Inc.	79,400	347,616
#	Sala Corp.	263,300	1,426,887
	SAMTY Co. Ltd.	170,700	3,100,378
	San Holdings, Inc.	37,800	493,928
	San ju San Financial Group, Inc.	100,017	1,327,942
#	San-A Co. Ltd.	72,800	2,581,909
	San-Ai Oil Co. Ltd.	228,600	1,863,036
*	Sanden Corp.	23,100	38,258
	Sanei Architecture Planning Co. Ltd.	52,500	731,637
	Sangetsu Corp.	171,700	2,377,835
	San-In Godo Bank Ltd.	740,700	4,171,738
#*	Sanix, Inc.	117,300	181,043
	Sanken Electric Co. Ltd.	139,400	6,077,485
	Sanki Engineering Co. Ltd.	209,900	2,592,915
	Sanko Gosei Ltd.	115,700	359,554
	Sanko Metal Industrial Co. Ltd.	11,300	247,427
	Sankyo Co. Ltd.	214,450	5,521,602
	Sankyo Frontier Co. Ltd.	10,200	451,826
	Sankyo Seiko Co. Ltd.	173,400	858,831
	Sankyo Tateyama, Inc.	128,400	698,258
	Sankyu, Inc.	253,600	9,174,672
	Sanoh Industrial Co. Ltd.	149,800	1,079,749
	Sansei Landic Co. Ltd.	35,100	251,646
	Sansei Technologies, Inc.	44,700	289,058
	Sansha Electric Manufacturing Co. Ltd.	43,900	319,458
	Sanshin Electronics Co. Ltd.	84,400	1,101,883
	Santec Corp.	1,200	16,583
	Santen Pharmaceutical Co. Ltd.	479,200	5,440,919
	Sanwa Holdings Corp.	829,300	8,980,544
	Sanyei Corp.	1,100	15,832
	Sanyo Chemical Industries Ltd.	59,500	2,711,318
	Sanyo Denki Co. Ltd.	44,200	2,060,885
	Sanyo Electric Railway Co. Ltd.	48,500	848,293
	Sanyo Engineering & Construction, Inc.	32,400	189,469
	Sanyo Industries Ltd.	1,500	23,733
#*	Sanyo Shokai Ltd.	52,799	380,696
	Sanyo Special Steel Co. Ltd.	100,100	1,876,617
	Sanyo Trading Co. Ltd.	114,400	991,250
	Sapporo Holdings Ltd.	314,700	6,104,338
	Sata Construction Co. Ltd.	46,000	187,569
	Sato Holdings Corp.	139,700	2,463,742
	Sato Shoji Corp.	42,600	412,950
#	Satori Electric Co. Ltd.	61,500	495,817
	Sawai Group Holdings Co. Ltd.	198,100	7,498,420
#	Saxa Holdings, Inc.	21,600	244,220
	SB Technology Corp.	55,400	1,152,088
	SBI Holdings, Inc.	470,180	12,128,670
*	SBI Insurance Group Co. Ltd.	2,700	25,628

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SBS Holdings, Inc.	113,200	$3,491,681
#	Scala, Inc.	58,200	335,499
#	SCREEN Holdings Co. Ltd.	92,000	9,232,744
#	Scroll Corp.	141,300	1,018,682
	SCSK Corp.	191,277	3,236,684
	SEC Carbon Ltd.	2,800	126,214
	Secom Co. Ltd.	103,100	7,259,688
#	Seed Co. Ltd.	37,500	169,091
	Sega Sammy Holdings, Inc.	306,912	5,153,254
	Segue Group Co. Ltd.	8,200	42,165
*	Seibu Holdings, Inc.	504,500	4,949,455
	Seika Corp.	44,100	595,754
	Seikagaku Corp.	175,900	1,439,914
	Seikitokyu Kogyo Co. Ltd.	211,999	1,502,778
	Seiko Electric Co. Ltd.	13,100	115,429
	Seiko Epson Corp.	677,400	10,551,521
	Seiko Holdings Corp.	145,600	2,722,569
	Seiko PMC Corp.	36,200	207,816
	Seino Holdings Co. Ltd.	461,800	4,581,729
	Seiren Co. Ltd.	210,500	3,979,860
	Sekisui Chemical Co. Ltd.	996,500	17,422,793
#	Sekisui House Ltd.	662,700	13,426,409
	Sekisui Jushi Corp.	94,200	1,664,228
	Sekisui Kasei Co. Ltd.	123,100	497,142
	SEMITEC Corp.	4,400	395,164
	Senko Group Holdings Co. Ltd.	625,100	5,019,515
#	Senshu Electric Co. Ltd.	33,200	1,770,021
	Senshu Ikeda Holdings, Inc.	1,055,160	1,668,592
	Senshukai Co. Ltd.	142,300	462,896
#	Septeni Holdings Co. Ltd.	61,500	225,237
#	SERAKU Co. Ltd.	5,900	61,322
	Seria Co. Ltd.	143,600	3,613,727
	Seven & I Holdings Co. Ltd.	1,086,052	55,235,121
	Seven Bank Ltd.	2,860,900	6,046,278
	SG Holdings Co. Ltd.	162,600	3,451,717
#	Sharp Corp.	296,898	3,300,351
	Shibaura Electronics Co. Ltd.	42,300	2,468,690
	Shibaura Machine Co. Ltd.	116,300	3,348,877
	Shibaura Mechatronics Corp.	24,500	1,819,456
	Shibusawa Warehouse Co. Ltd.	37,500	698,821
	Shibuya Corp.	66,500	1,474,400
*	Shidax Corp.	93,800	346,589
*	SHIFT, Inc.	14,900	2,475,650
	Shiga Bank Ltd.	205,636	4,006,507
	Shikibo Ltd.	45,600	363,976
	Shikoku Bank Ltd.	174,900	1,212,678
	Shikoku Chemicals Corp.	129,700	1,614,366
#	Shikoku Electric Power Co., Inc.	322,100	2,239,060
	Shima Seiki Manufacturing Ltd.	116,200	1,757,757
	Shimadzu Corp.	132,500	4,780,829
	Shimamura Co. Ltd.	71,446	6,537,030
	Shimano, Inc.	39,600	8,879,987
	Shimizu Bank Ltd.	164,600	2,340,596
	Shimizu Corp.	1,405,300	9,357,089
	Shimojima Co. Ltd.	5,900	52,729
	Shin Maint Holdings Co. Ltd.	1,300	11,561
	Shin Nippon Air Technologies Co. Ltd.	52,200	930,307
	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,108,837
	Shinagawa Refractories Co. Ltd.	29,900	990,738

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	37,300	$1,099,123
	Shin-Etsu Chemical Co. Ltd.	212,500	35,553,223
	Shin-Etsu Polymer Co. Ltd.	197,700	1,894,477
	Shin-Keisei Electric Railway Co. Ltd.	11,400	199,406
	Shinko Electric Industries Co. Ltd.	200,800	9,240,471
	Shinko Shoji Co. Ltd.	181,600	1,417,776
	Shinmaywa Industries Ltd.	300,900	2,311,526
	Shinnihon Corp.	150,500	983,983
#	Shinnihonseiyaku Co. Ltd.	25,900	244,879
	Shinoken Group Co. Ltd.	207,700	1,776,664
	Shinsho Corp.	26,500	819,652
	Shinwa Co. Ltd.	28,900	508,829
	Shinwa Co. Ltd.	22,200	160,046
	Shionogi & Co. Ltd.	75,000	4,274,449
	Ship Healthcare Holdings, Inc.	432,000	9,696,174
	Shiseido Co. Ltd.	162,600	8,202,192
#	Shizuki Electric Co., Inc.	70,300	321,537
	Shizuoka Bank Ltd.	1,424,030	11,189,271
	Shizuoka Gas Co. Ltd.	285,100	2,488,892
	SHO-BOND Holdings Co. Ltd.	33,100	1,449,458
*	Shobunsha Holdings, Inc.	47,400	175,019
	Shoei Co. Ltd.	97,000	3,734,942
	Shoei Foods Corp.	38,900	1,345,043
	Shofu, Inc.	24,000	375,423
	Showa Denko KK	717,600	14,907,258
	Showa Sangyo Co. Ltd.	87,700	2,054,141
	Showa Shinku Co. Ltd.	17,400	228,748
	Sigma Koki Co. Ltd.	21,800	300,207
	SIGMAXYZ Holdings Inc.	71,100	1,356,814
#	Siix Corp.	175,500	2,000,621
#*	Silver Life Co. Ltd.	3,400	30,914
	Sinanen Holdings Co. Ltd.	38,300	1,010,242
	Sinfonia Technology Co. Ltd.	111,500	1,174,895
	Sinko Industries Ltd.	81,600	1,298,120
	Sintokogio Ltd.	211,600	1,274,690
	SK-Electronics Co. Ltd.	56,700	463,884
	SKY Perfect JSAT Holdings, Inc.	802,800	3,021,492
#	Skylark Holdings Co. Ltd.	645,100	8,428,884
	SMC Corp.	11,300	6,302,705
	SMK Corp.	25,099	469,392
	SMS Co. Ltd.	270,300	7,431,255
	Snow Peak, Inc.	75,600	1,543,208
	SNT Corp.	72,000	141,119
#	Soda Nikka Co. Ltd.	70,300	512,304
	Sodick Co. Ltd.	247,600	1,726,894
	Soft99 Corp.	11,800	134,924
	Softbank Corp.	712,300	8,929,294
	SoftBank Group Corp.	2,535,163	112,306,536
	Softcreate Holdings Corp.	31,500	1,001,045
	Software Service, Inc.	7,600	386,994
	Sohgo Security Services Co. Ltd.	104,500	3,789,958
	Sojitz Corp.	711,319	11,147,628
	Soken Chemical & Engineering Co. Ltd.	27,700	392,526
	Solasto Corp.	210,100	1,932,385
	Soliton Systems KK	32,500	362,060
	Solxyz Co. Ltd.	5,000	17,929
	Sompo Holdings, Inc.	486,200	22,750,970
	Sony Group Corp.	1,141,000	127,641,919
	Sony Group Corp., Sponsored ADR	344,389	38,454,476

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sotetsu Holdings, Inc.	160,800	$2,960,912
	Sotoh Co. Ltd.	11,700	85,106
#	Space Co. Ltd.	54,860	417,544
	Sparx Group Co. Ltd.	586,900	1,334,660
	SPK Corp.	27,700	313,290
	S-Pool, Inc.	128,200	1,168,802
	Sprix Ltd.	7,800	98,337
	Square Enix Holdings Co. Ltd.	78,700	3,859,284
	SRA Holdings	60,600	1,503,895
*	SRE Holdings Corp.	6,200	240,437
	ST Corp.	13,600	178,726
	St. Marc Holdings Co. Ltd.	89,700	1,171,183
	Stanley Electric Co. Ltd.	279,000	6,521,445
	Star Mica Holdings Co. Ltd.	49,500	598,727
	Star Micronics Co. Ltd.	95,500	1,211,113
	Starts Corp., Inc.	240,500	5,236,288
	Starzen Co. Ltd.	71,198	1,256,163
#	St-Care Holding Corp.	81,200	536,748
	Stella Chemifa Corp.	55,300	1,207,694
	Step Co. Ltd.	29,100	459,665
	Strike Co. Ltd.	31,800	1,238,106
	Studio Alice Co. Ltd.	58,100	1,089,551
	Subaru Corp.	1,602,000	29,158,557
#	Subaru Enterprise Co. Ltd.	6,100	422,935
	Sugi Holdings Co. Ltd.	85,500	5,015,832
	Sugimoto & Co. Ltd.	42,100	796,202
	SUMCO Corp.	389,860	7,187,491
	Sumida Corp.	135,000	1,185,371
#	Suminoe Textile Co. Ltd.	27,000	438,833
#	Sumiseki Holdings, Inc.	277,800	338,645
	Sumitomo Bakelite Co. Ltd.	119,200	5,744,270
	Sumitomo Chemical Co. Ltd.	5,298,452	26,720,358
	Sumitomo Corp.	832,500	12,866,626
	Sumitomo Dainippon Pharma Co. Ltd.	281,900	3,068,266
	Sumitomo Densetsu Co. Ltd.	73,400	1,337,939
	Sumitomo Electric Industries Ltd.	1,523,600	20,200,639
	Sumitomo Forestry Co. Ltd.	829,800	14,609,124
	Sumitomo Heavy Industries Ltd.	453,896	11,920,421
	Sumitomo Metal Mining Co. Ltd.	369,400	17,062,474
	Sumitomo Mitsui Construction Co. Ltd.	1,157,880	4,375,196
	Sumitomo Mitsui Financial Group, Inc.	950,470	34,236,833
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	17,742,674
	Sumitomo Osaka Cement Co. Ltd.	180,699	5,541,214
*	Sumitomo Precision Products Co. Ltd.	17,700	283,543
	Sumitomo Realty & Development Co. Ltd.	347,300	10,745,524
	Sumitomo Riko Co. Ltd.	221,700	1,134,040
	Sumitomo Rubber Industries Ltd.	924,363	9,618,737
	Sumitomo Seika Chemicals Co. Ltd.	55,900	1,498,915
	Sumitomo Warehouse Co. Ltd.	291,900	5,241,981
	Sun Frontier Fudousan Co. Ltd.	227,400	2,064,050
	Suncall Corp.	49,100	243,994
	Sundrug Co. Ltd.	247,700	6,237,551
	Suntory Beverage & Food Ltd.	341,200	13,101,634
	Sun-Wa Technos Corp.	58,100	664,943
#*	SuRaLa Net Co. Ltd.	18,300	205,581
	Suruga Bank Ltd.	595,700	2,569,479
	Suzuken Co. Ltd.	216,720	6,432,342
	Suzuki Co. Ltd.	62,300	467,919
	Suzuki Motor Corp.	404,000	17,199,943

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	SWCC Showa Holdings Co. Ltd.	408,000	$6,417,688
	Sysmex Corp.	147,000	13,993,060
	System Information Co. Ltd.	19,600	155,465
	System Research Co. Ltd.	2,000	30,552
	System Support, Inc.	1,700	14,185
#	Systems Engineering Consultants Co. Ltd.	2,100	39,668
	Systena Corp.	1,209,200	3,722,995
	Syuppin Co. Ltd.	78,300	723,705
	T Hasegawa Co. Ltd.	127,292	2,793,262
	T RAD Co. Ltd.	32,800	766,512
	T&D Holdings, Inc.	897,610	13,265,152
#	T&K Toka Co. Ltd.	77,700	539,869
	Tachibana Eletech Co. Ltd.	79,580	1,081,264
	Tachikawa Corp.	49,100	455,873
#	Tachi-S Co. Ltd.	142,300	1,485,968
#	Tacmina Corp.	900	8,674
	Tadano Ltd.	513,221	4,488,975
	Taihei Dengyo Kaisha Ltd.	80,400	1,902,977
	Taiheiyo Cement Corp.	520,736	10,360,671
	Taiheiyo Kouhatsu, Inc.	33,499	188,250
	Taiho Kogyo Co. Ltd.	82,100	570,045
	Taikisha Ltd.	86,400	2,160,598
	Taiko Bank Ltd.	22,000	266,854
#*	Taiko Pharmaceutical Co. Ltd.	17,100	89,824
	Taisei Corp.	608,980	19,962,998
	Taisei Lamick Co. Ltd.	22,900	543,934
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	5,770,680
	Taiyo Holdings Co. Ltd.	115,600	3,410,497
	Taiyo Yuden Co. Ltd.	390,800	18,981,621
	Takachiho Koheki Co. Ltd.	17,200	232,431
	Takadakiko Co. Ltd.	1,800	44,783
	Takamatsu Construction Group Co. Ltd.	61,000	1,056,977
	Takamatsu Machinery Co. Ltd.	8,700	54,658
	Takamiya Co. Ltd.	126,700	447,491
#	Takano Co. Ltd.	37,300	213,395
	Takaoka Toko Co. Ltd.	63,274	777,462
#	Takara & Co. Ltd.	17,400	273,997
	Takara Bio, Inc.	113,300	2,272,789
	Takara Holdings, Inc.	374,500	3,632,502
#	Takara Leben Co. Ltd.	617,900	1,683,719
	Takara Standard Co. Ltd.	162,648	1,936,394
	Takasago International Corp.	63,300	1,552,103
	Takasago Thermal Engineering Co. Ltd.	182,300	3,047,824
	Takashima & Co. Ltd.	17,900	373,468
#	Takashimaya Co. Ltd.	694,700	6,597,189
#*	Take & Give Needs Co. Ltd.	47,740	407,485
#	TAKEBISHI Corp.	29,300	369,214
	Takeda Pharmaceutical Co. Ltd.	2,843,163	82,403,917
	Takemoto Yohki Co. Ltd.	48,800	319,481
	Takeuchi Manufacturing Co. Ltd.	171,600	4,289,072
	Takihyo Co. Ltd.	19,400	237,094
#	Takisawa Machine Tool Co. Ltd.	33,900	350,414
	Takuma Co. Ltd.	222,900	2,850,558
	Tama Home Co. Ltd.	93,400	1,903,085
#	Tamagawa Holdings Co. Ltd.	12,800	95,234
	Tamron Co. Ltd.	68,000	1,482,295
#	Tamura Corp.	302,900	1,721,444
	Tanabe Consulting Co. Ltd.	2,000	11,145
	Tanabe Engineering Corp.	22,500	175,434

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tanseisha Co. Ltd.	116,249	$729,757
	Taoka Chemical Co. Ltd.	6,500	73,165
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	870,157
	Tayca Corp.	73,000	839,280
#	Tbk Co. Ltd.	99,000	346,843
	TBS Holdings, Inc.	124,100	1,855,966
	TDC Soft, Inc.	43,400	397,766
	TDK Corp., Sponsored ADR	140,193	5,243,218
	TDK Corp.	972,000	35,103,663
	Tear Corp.	41,400	156,877
	TechMatrix Corp.	128,000	1,822,400
	TECHNO ASSOCIE Co. Ltd.	4,200	44,248
#	Techno Horizon Co. Ltd.	32,800	198,155
	Techno Medica Co. Ltd.	5,200	72,212
	Techno Ryowa Ltd.	23,570	183,030
	Techno Smart Corp.	32,100	342,265
	TechnoPro Holdings, Inc.	373,200	9,547,255
#	Tecnos Japan, Inc.	13,500	56,481
	Teijin Ltd.	1,326,550	16,723,460
	Teikoku Electric Manufacturing Co. Ltd.	56,900	654,144
	Teikoku Sen-I Co. Ltd.	68,400	1,192,458
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	470,966
	Tekken Corp.	60,299	949,706
#	Temairazu, Inc.	2,700	100,871
	Tenma Corp.	77,100	1,683,276
	Tenox Corp.	6,000	42,457
	Tenpo Innovation Co. Ltd.	1,600	11,505
	Teraoka Seisakusho Co. Ltd.	39,100	124,307
	Terilogy Co. Ltd.	2,600	8,142
	Terumo Corp.	318,700	11,633,770
	T-Gaia Corp.	88,200	1,279,628
	THK Co. Ltd.	205,700	5,139,762
#	Tigers Polymer Corp.	46,700	177,173
	TIS, Inc.	602,600	15,848,779
#	Titan Kogyo Ltd.	3,800	55,317
	TKC Corp.	88,800	2,333,489
	Toa Corp.	103,400	720,419
#	Toa Corp.	82,200	1,738,811
#	Toa Oil Co. Ltd.	43,200	1,213,740
	TOA ROAD Corp.	22,500	978,489
	Toabo Corp.	24,400	87,750
	Toagosei Co. Ltd.	510,050	5,029,964
	Tobishima Corp.	127,540	1,162,159
	Tobu Railway Co. Ltd.	157,300	3,684,469
	TOC Co. Ltd.	189,700	1,181,027
	Tocalo Co. Ltd.	388,800	4,724,730
	Tochigi Bank Ltd.	878,501	1,705,685
	Toda Corp.	881,500	5,694,660
#*	Toda Kogyo Corp.	11,900	353,194
#	Toei Animation Co. Ltd.	37,200	2,819,063
	Toei Co. Ltd.	13,200	1,959,646
#	Toell Co. Ltd.	28,000	211,871
	Toenec Corp.	36,500	1,011,767
	Togami Electric Manufacturing Co. Ltd.	11,600	175,348
	Toho Bank Ltd.	968,000	1,800,659
	Toho Chemical Industry Co. Ltd.	23,000	104,680
	Toho Co. Ltd.	36,200	1,402,304
#*	Toho Co. Ltd.	44,600	419,600
	Toho Gas Co. Ltd.	121,000	3,307,021

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co. Ltd.	264,500	$4,135,734
	Toho Titanium Co. Ltd.	188,100	1,463,539
#	Toho Zinc Co. Ltd.	65,100	1,351,647
#	Tohoku Bank Ltd.	42,900	379,169
	Tohoku Electric Power Co., Inc.	743,700	5,238,534
	Tohoku Steel Co. Ltd.	7,300	110,920
	Tohokushinsha Film Corp.	12,200	67,028
	Tokai Carbon Co. Ltd.	694,600	7,204,166
	Tokai Corp.	77,400	1,216,123
	TOKAI Holdings Corp.	522,900	4,006,595
	Tokai Lease Co. Ltd.	4,000	55,273
	Tokai Rika Co. Ltd.	304,800	3,970,773
	Tokai Tokyo Financial Holdings, Inc.	996,300	3,507,043
	Token Corp.	39,970	3,237,652
	Tokio Marine Holdings, Inc.	369,412	22,044,163
#	Tokio Marine Holdings, Inc., ADR	61,104	3,656,463
	Tokushu Tokai Paper Co. Ltd.	42,138	1,518,739
	Tokuyama Corp.	430,500	6,852,399
*	Tokyo Base Co. Ltd.	36,200	143,060
#	Tokyo Century Corp.	169,030	8,341,519
*	Tokyo Electric Power Co. Holdings, Inc.	2,534,312	6,752,041
	Tokyo Electron Device Ltd.	36,400	1,754,429
	Tokyo Electron Ltd.	132,700	64,907,945
	Tokyo Energy & Systems, Inc.	107,000	870,781
	Tokyo Gas Co. Ltd.	322,100	6,503,758
#	Tokyo Individualized Educational Institute, Inc.	18,800	97,957
#	Tokyo Keiki, Inc.	66,299	584,608
	Tokyo Kiraboshi Financial Group, Inc.	142,074	1,947,183
	Tokyo Ohka Kogyo Co. Ltd.	75,600	4,478,298
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	64,045
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	23,209
#	Tokyo Rakutenchi Co. Ltd.	10,500	351,474
*	Tokyo Rope Manufacturing Co. Ltd.	24,699	188,215
#	Tokyo Sangyo Co. Ltd.	86,400	543,186
	Tokyo Seimitsu Co. Ltd.	156,100	6,621,196
	Tokyo Steel Manufacturing Co. Ltd.	296,100	2,834,888
	Tokyo Tatemono Co. Ltd.	700,000	10,434,511
	Tokyo Tekko Co. Ltd.	41,800	478,705
*	Tokyo Theatres Co., Inc.	38,800	413,313
	Tokyotokeiba Co. Ltd.	62,300	2,283,818
	Tokyu Construction Co. Ltd.	479,280	2,942,213
	Tokyu Corp.	423,300	5,624,739
	Tokyu Fudosan Holdings Corp.	2,093,894	11,470,728
	Tokyu Recreation Co. Ltd.	8,364	351,577
	Toli Corp.	201,200	377,547
	Tomato Bank Ltd.	25,300	234,137
	Tomen Devices Corp.	12,600	756,106
#	Tomoe Corp.	132,700	568,885
	Tomoe Engineering Co. Ltd.	33,600	624,026
*	Tomoegawa Co. Ltd.	24,800	177,457
	Tomoku Co. Ltd.	52,600	797,396
	TOMONY Holdings, Inc.	819,800	2,324,731
	Tomy Co. Ltd.	560,700	5,473,904
	Tonami Holdings Co. Ltd.	25,300	823,068
	Topcon Corp.	506,900	6,879,983
	Toppan, Inc.	437,220	8,316,815
	Topre Corp.	209,100	2,183,443
	Topy Industries Ltd.	78,000	744,761
	Toray Industries, Inc.	3,981,200	25,160,437

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torex Semiconductor Ltd.	13,800	$323,321
#	Toridoll Holdings Corp.	200,000	4,026,948
#	Torigoe Co. Ltd.	63,900	363,223
	Torii Pharmaceutical Co. Ltd.	81,700	2,031,643
	Torishima Pump Manufacturing Co. Ltd.	90,400	729,883
	Tosei Corp.	156,800	1,435,599
	Toshiba Corp.	182,900	7,573,894
	Toshiba TEC Corp.	161,900	6,100,266
	Tosoh Corp.	957,300	14,978,387
#	Totech Corp.	29,200	619,598
	Totetsu Kogyo Co. Ltd.	114,500	2,443,418
	TOTO Ltd.	106,000	4,562,288
#	Totoku Electric Co. Ltd.	16,300	405,467
	Tottori Bank Ltd.	37,800	388,366
	Toukei Computer Co. Ltd.	7,100	291,608
#	Tow Co. Ltd.	149,900	392,454
	Towa Bank Ltd.	205,200	945,511
	Towa Corp.	79,100	1,789,036
	Towa Pharmaceutical Co. Ltd.	151,800	3,723,285
	Toyo Construction Co. Ltd.	522,600	2,605,086
	Toyo Corp.	103,200	941,657
	Toyo Denki Seizo KK	33,200	284,899
#*	Toyo Engineering Corp.	123,200	709,828
	Toyo Gosei Co. Ltd.	27,500	2,936,593
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,937,349
	Toyo Kanetsu KK	36,600	797,436
	Toyo Machinery & Metal Co. Ltd.	68,300	345,895
#	Toyo Securities Co. Ltd.	337,500	445,809
	Toyo Seikan Group Holdings Ltd.	438,400	5,340,072
	Toyo Sugar Refining Co. Ltd.	2,900	26,008
	Toyo Suisan Kaisha Ltd.	206,700	8,469,071
	Toyo Tanso Co. Ltd.	64,200	1,650,751
	Toyo Tire Corp.	690,100	9,757,467
	Toyo Wharf & Warehouse Co. Ltd.	27,600	343,996
	Toyobo Co. Ltd.	543,977	6,121,951
	Toyoda Gosei Co. Ltd.	276,500	5,811,231
	Toyota Boshoku Corp.	385,300	6,829,607
	Toyota Industries Corp.	98,600	7,691,644
#	Toyota Motor Corp., Sponsored ADR	328,031	65,097,752
	Toyota Motor Corp.	12,059,470	238,333,365
	Toyota Tsusho Corp.	403,546	16,365,202
	TPR Co. Ltd.	145,300	1,841,099
#	Traders Holdings Co. Ltd.	57,919	203,022
	Trancom Co. Ltd.	44,000	3,124,269
#	Trans Genic, Inc.	15,000	54,839
#	Transaction Co. Ltd.	39,600	387,105
	Transcosmos, Inc.	37,900	965,929
	TRE Holdings Corp.	130,004	1,640,708
*	Trend Micro, Inc., Sponsored ADR	3,540	188,080
*	Trend Micro, Inc.	170,000	9,018,941
#	Tri Chemical Laboratories, Inc.	86,500	2,340,556
	Trinity Industrial Corp.	7,900	54,652
	Trusco Nakayama Corp.	137,022	2,916,089
	TS Tech Co. Ltd.	429,000	5,652,707
*	TSI Holdings Co. Ltd.	287,890	789,030
	Tsubaki Nakashima Co. Ltd.	182,800	2,265,135
	Tsubakimoto Chain Co.	134,700	3,772,270
	Tsubakimoto Kogyo Co. Ltd.	17,400	650,783
*	Tsudakoma Corp.	899	4,568

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tsugami Corp.	319,600	$3,709,703
#*	Tsukada Global Holdings, Inc.	83,700	199,957
	Tsukamoto Corp. Co. Ltd.	3,700	42,272
	Tsukishima Kikai Co. Ltd.	121,400	1,156,668
#	Tsukuba Bank Ltd.	614,800	1,006,014
	Tsumura & Co.	131,100	3,718,339
	Tsuruha Holdings, Inc.	45,100	3,632,550
	Tsurumi Manufacturing Co. Ltd.	76,800	1,140,205
	Tsutsumi Jewelry Co. Ltd.	43,300	680,364
#	Tsuzuki Denki Co. Ltd.	12,400	179,434
	TV Asahi Holdings Corp.	123,200	1,602,333
	Tv Tokyo Holdings Corp.	65,700	1,136,261
	TYK Corp.	105,800	279,910
*	UACJ Corp.	213,814	4,921,940
	Ube Industries Ltd.	733,065	13,180,195
	Ubicom Holdings, Inc.	8,300	158,691
	Uchida Yoko Co. Ltd.	33,500	1,326,431
	Ulvac, Inc.	147,200	7,489,764
	Unicharm Corp.	106,800	4,127,126
	Uniden Holdings Corp.	31,000	915,988
	Union Tool Co.	22,900	742,178
	Unipres Corp.	201,800	1,411,670
#	United Super Markets Holdings, Inc.	273,200	2,490,972
	UNITED, Inc.	58,500	979,747
*	Unitika Ltd.	337,500	906,828
*	Universal Entertainment Corp.	93,600	1,924,550
	UPR Corp.	3,200	66,461
	Urbanet Corp. Co. Ltd.	127,800	324,071
	Usen-Next Holdings Co. Ltd.	37,700	793,118
	User Local, Inc.	5,100	64,592
	Ushio, Inc.	448,700	6,972,984
	USS Co. Ltd.	303,500	4,953,329
	UT Group Co. Ltd.	109,200	3,129,099
*	Uzabase, Inc.	38,900	367,794
	V Technology Co. Ltd.	37,000	1,126,695
	Valor Holdings Co. Ltd.	261,200	5,020,834
	Valqua Ltd.	78,700	1,750,682
#	Value HR Co. Ltd.	33,400	702,651
	ValueCommerce Co. Ltd.	74,800	2,306,253
	Valuence Holdings, Inc.	1,600	17,960
#	V-Cube, Inc.	54,600	370,527
#	Vector, Inc.	111,300	945,393
	Vertex Corp.	35,560	928,438
*	Village Vanguard Co. Ltd.	21,700	188,176
	VINX Corp.	13,500	97,850
	Vital KSK Holdings, Inc.	250,385	1,693,188
	VT Holdings Co. Ltd.	612,200	2,376,891
	Wacoal Holdings Corp.	218,900	4,015,803
	Wacom Co. Ltd.	363,200	2,638,196
	Waida Manufacturing Co. Ltd.	7,600	64,377
#	Wakachiku Construction Co. Ltd.	63,200	922,683
#*	Wakamoto Pharmaceutical Co. Ltd.	9,000	23,378
	Wakita & Co. Ltd.	178,400	1,574,107
	Warabeya Nichiyo Holdings Co. Ltd.	88,100	1,495,844
	Waseda Academy Co. Ltd.	13,000	118,834
	Watahan & Co. Ltd.	96,000	1,063,952
#	Watts Co. Ltd.	35,100	205,808
	Wavelock Holdings Co. Ltd.	19,300	121,264
	WDB Holdings Co. Ltd.	35,600	838,751

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	9,400	$640,855
	Welbe, Inc.	20,500	217,329
	Welcia Holdings Co. Ltd.	120,688	3,259,521
	Wellnet Corp.	5,200	19,509
	West Holdings Corp.	151,806	4,561,251
	West Japan Railway Co.	181,400	7,601,340
#	Will Group, Inc.	100,000	1,076,688
	WIN-Partners Co. Ltd.	41,000	351,008
#	Wood One Co. Ltd.	31,800	275,774
#	Workman Co. Ltd.	43,900	1,938,704
*	World Co. Ltd.	73,300	736,131
	World Holdings Co. Ltd.	48,200	973,645
	Wowow, Inc.	29,300	423,346
	Xebio Holdings Co. Ltd.	129,500	1,015,040
	YAC Holdings Co. Ltd.	46,600	460,075
	Yachiyo Industry Co. Ltd.	34,900	173,346
	Yahagi Construction Co. Ltd.	135,200	900,237
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	117,571
	Yakult Honsha Co. Ltd.	42,200	2,139,602
#	YAKUODO Holdings Co. Ltd.	42,500	861,809
	YAMABIKO Corp.	180,440	1,645,610
	YAMADA Consulting Group Co. Ltd.	26,900	256,560
	Yamada Holdings Co. Ltd.	2,451,872	8,274,733
	Yamae Group Holdings Co. Ltd.	4,400	40,057
	Yamagata Bank Ltd.	128,399	1,064,569
	Yamaguchi Financial Group, Inc.	808,900	5,019,210
	Yamaha Corp.	63,600	2,897,307
	Yamaha Motor Co. Ltd.	841,500	20,039,065
	Yamaichi Electronics Co. Ltd.	130,600	2,361,802
#	YA-MAN Ltd.	135,700	1,076,067
	Yamanashi Chuo Bank Ltd.	139,400	1,134,470
	Yamashina Corp.	175,300	110,011
	Yamatane Corp.	54,500	769,539
	Yamato Corp.	77,600	472,053
	Yamato Holdings Co. Ltd.	628,500	13,383,426
	Yamato Kogyo Co. Ltd.	209,200	6,436,814
#	Yamaura Corp.	24,100	204,582
#	Yamaya Corp.	22,210	477,892
#	Yamazaki Baking Co. Ltd.	374,000	5,347,395
	Yamazen Corp.	230,700	2,007,041
	Yaoko Co. Ltd.	97,600	5,642,717
	Yashima Denki Co. Ltd.	41,300	342,963
	Yaskawa Electric Corp.	91,500	3,831,138
	Yasuda Logistics Corp.	75,700	633,618
#	Yasunaga Corp.	57,400	432,472
#	YE DIGITAL Corp.	15,500	57,550
	Yellow Hat Ltd.	150,200	2,082,523
	Yodogawa Steel Works Ltd.	107,200	2,283,863
	Yokogawa Bridge Holdings Corp.	140,100	2,617,083
	Yokogawa Electric Corp.	509,800	8,353,321
	Yokohama Rubber Co. Ltd.	668,800	9,750,162
	Yokorei Co. Ltd.	257,500	1,913,501
	Yokowo Co. Ltd.	77,900	1,789,495
	Yomeishu Seizo Co. Ltd.	21,100	329,842
	Yondenko Corp.	18,360	265,248
#	Yondoshi Holdings, Inc.	69,800	1,066,994
	Yorozu Corp.	106,700	897,144
*	Yoshimura Food Holdings KK	8,400	35,842
	Yoshinoya Holdings Co. Ltd.	32,600	673,652

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yotai Refractories Co. Ltd.	104,900	$1,141,160
	Yuasa Funashoku Co. Ltd.	2,900	69,901
	Yuasa Trading Co. Ltd.	74,100	1,875,240
	Yuken Kogyo Co. Ltd.	13,300	199,463
	Yukiguni Maitake Co. Ltd.	17,200	174,611
	Yurtec Corp.	212,300	1,265,722
	Yushin Precision Equipment Co. Ltd.	23,800	145,757
	Yushiro Chemical Industry Co. Ltd.	42,100	404,241
	Yutaka Foods Corp.	4,000	65,090
	Yutaka Giken Co. Ltd.	1,000	15,580
	Z Holdings Corp.	1,024,900	5,205,124
	Zaoh Co. Ltd.	18,400	295,029
	Zenitaka Corp.	11,800	410,583
	Zenkoku Hosho Co. Ltd.	177,900	7,962,471
	Zenrin Co. Ltd.	156,750	1,316,396
	Zensho Holdings Co. Ltd.	314,597	7,574,366
	Zeon Corp.	632,300	7,337,240
	ZERIA Pharmaceutical Co. Ltd.	4,100	68,563
	ZIGExN Co. Ltd.	37,600	94,616
	ZOZO, Inc.	306,900	8,178,091
	Zuiko Corp.	49,800	342,062
TOTAL JAPAN			7,314,323,410
NETHERLANDS — (3.8%)
	Aalberts NV	596,870	36,486,736
Ω	ABN AMRO Bank NV	1,311,604	21,050,011
*	Accell Group NV	156,828	10,206,485
*Ω	Adyen NV	5,724	11,647,753
	Aegon NV	4,635,944	26,153,648
#	Aegon NV	548,382	3,109,326
	Akzo Nobel NV	436,938	45,226,404
*Ω	Alfen Beheer BV	14,137	1,054,221
#	AMG Advanced Metallurgical Group NV	103,859	3,574,342
*	Amsterdam Commodities NV	95,850	2,748,070
	APERAM SA	257,193	14,492,709
	Arcadis NV	386,190	16,905,494
#	ArcelorMittal SA	1,011,805	30,010,143
	ASM International NV	98,905	33,981,816
	ASML Holding NV	127,591	86,416,677
	ASML Holding NV	182,526	123,606,607
	ASR Nederland NV	632,458	29,406,517
Ω	B&S Group Sarl	32,759	264,747
#*Ω	Basic-Fit NV	137,563	6,562,763
	BE Semiconductor Industries NV	500,291	41,948,577
#*	Beter Bed Holding NV	55,202	298,407
	Boskalis Westminster	414,803	11,743,033
	Brunel International NV	84,777	1,041,732
	Coca-Cola Europacific Partners PLC	209,369	12,034,333
	Corbion NV	371,889	15,527,652
Ω	Flow Traders	226,794	8,796,262
	ForFarmers NV	131,430	597,856
*	Fugro NV	283,463	2,266,693
	Heijmans NV	134,001	2,158,813
#	Heineken NV	236,850	25,401,367
*	Hunter Douglas NV	9,100	1,767,900
	IMCD NV	166,096	28,571,811
#	ING Groep NV, Sponsored ADR	446,135	6,602,797
	ING Groep NV	2,521,492	37,290,601
*Ω	Intertrust NV	85,471	1,858,008

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	JDE Peet's NV	73,278	$2,194,245
	Kendrion NV	89,012	2,056,947
	Koninklijke Ahold Delhaize NV, Sponsored ADR	11,676	380,171
	Koninklijke Ahold Delhaize NV	3,630,618	117,721,337
*	Koninklijke BAM Groep NV	1,574,015	5,255,572
	Koninklijke DSM NV	169,923	31,853,835
	Koninklijke KPN NV	13,416,804	44,255,414
	Koninklijke Philips NV	43,102	1,433,714
#	Koninklijke Philips NV	551,267	18,346,166
	Koninklijke Vopak NV	342,700	11,758,339
*Ω	Lucas Bols BV	811	10,546
	Nedap NV	23,644	1,647,737
#	NN Group NV	630,677	35,294,026
*	OCI NV	313,760	8,586,950
	Ordina NV	506,759	2,539,494
	PostNL NV	1,888,916	8,091,586
	Prosus NV	332,492	27,661,958
	Randstad NV	445,302	28,968,527
	SBM Offshore NV	797,147	12,615,890
	Shell PLC	1,121,562	28,811,485
Ω	Signify NV	697,082	36,923,675
*	Sligro Food Group NV	145,015	3,699,409
#	SNS NV	262,485	0
	Stellantis NV	5,031,466	97,158,688
	TKH Group NV	233,298	13,462,227
#*	TomTom NV	413,287	3,949,554
	Universal Music Group NV	300,595	7,421,429
	Van Lanschot Kempen NV	81,339	2,049,021
	Wolters Kluwer NV	684,213	69,638,229
TOTAL NETHERLANDS			1,324,596,482
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	1,472,795	5,430,938
*	Air New Zealand Ltd.	4,356,627	4,132,543
	Arvida Group Ltd.	383,036	428,653
*	Auckland International Airport Ltd.	821,208	3,898,190
	Chorus Ltd.	2,105,850	9,643,059
	Chorus Ltd., ADR	10,487	232,601
#	Comvita Ltd.	26,297	58,365
	Contact Energy Ltd.	772,435	4,004,100
	EBOS Group Ltd.	348,264	8,953,055
#*	Eroad Ltd.	30,986	93,709
	Fisher & Paykel Healthcare Corp. Ltd.	693,118	12,752,349
	Fletcher Building Ltd.	1,695,412	7,208,133
#	Fonterra Co-operative Group Ltd.	174,954	404,349
	Freightways Ltd.	480,458	3,825,785
	Genesis Energy Ltd.	1,333,272	2,346,089
#*	Gentrack Group Ltd.	111,983	133,148
	Hallenstein Glasson Holdings Ltd.	90,852	373,393
	Heartland Group Holdings Ltd.	1,705,043	2,655,005
	Infratil Ltd.	1,722,866	8,598,169
#	Investore Property Ltd.	36,667	44,019
	Kathmandu Holdings Ltd.	1,245,613	1,152,199
	Mainfreight Ltd.	287,592	15,869,916
	Mercury NZ Ltd.	531,577	1,954,356
	Meridian Energy Ltd.	607,011	1,749,750
#	Napier Port Holdings Ltd.	15,243	30,193
*	New Zealand Refining Co. Ltd.	797,237	499,481
#	NZME Ltd.	1,016,313	851,018

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	NZX Ltd.	511,275	$593,415
	Oceania Healthcare Ltd.	807,450	629,550
*	Pacific Edge Ltd.	119,285	85,222
	PGG Wrightson Ltd.	15,190	53,820
	Port of Tauranga Ltd.	493,999	2,099,108
*	Pushpay Holdings Ltd.	455,556	326,867
*	Rakon Ltd.	43,882	53,635
*	Restaurant Brands New Zealand Ltd.	111,871	1,067,972
	Ryman Healthcare Ltd.	340,433	2,226,031
#*	Sanford Ltd.	84,893	257,064
	Scales Corp. Ltd.	286,412	907,972
*	Serko Ltd.	22,050	76,909
	Skellerup Holdings Ltd.	462,083	1,795,497
*	SKY Network Television Ltd.	1,252,412	1,991,380
	SKYCITY Entertainment Group Ltd.	3,065,858	5,509,227
	Spark New Zealand Ltd.	3,299,274	9,429,758
	Steel & Tube Holdings Ltd.	731,601	741,633
	Summerset Group Holdings Ltd.	1,122,819	9,050,226
*	Synlait Milk Ltd.	165,510	344,290
*	Tourism Holdings Ltd.	721,857	1,296,853
	TOWER Ltd.	1,378,761	616,933
#	Trustpower Ltd.	141,110	654,541
	Turners Automotive Group Ltd.	9,552	26,605
	Vector Ltd.	418,712	1,071,722
*	Vista Group International Ltd.	319,597	439,843
	Warehouse Group Ltd.	410,276	809,366
	Z Energy Ltd.	1,694,807	3,964,046
TOTAL NEW ZEALAND			143,442,050
NORWAY — (0.9%)
#	2020 Bulkers Ltd.	46,038	561,977
	ABG Sundal Collier Holding ASA	2,153,116	2,085,859
*	Adevinta ASA	71,720	752,439
	AF Gruppen ASA	67,237	1,444,073
#*	Akastor ASA	705,716	466,074
	Aker ASA, Class A	21,406	1,831,154
	Aker BP ASA	278,499	9,649,771
*	Aker Solutions ASA	1,124,084	2,940,301
	American Shipping Co. ASA	252,155	933,976
#*	Archer Ltd.	322,252	154,719
*	ArcticZymes Technologies ASA	31,592	314,103
#*	Asetek AS	11,047	42,219
	Atea ASA	375,218	6,354,572
#*	Atlantic Sapphire ASA	3,477	14,434
	Austevoll Seafood ASA	389,851	5,163,185
#*	Axactor SE	795,078	526,910
	B2Holding ASA	771,064	835,003
	Bakkafrost P/F	32,862	2,265,457
	Belships ASA	302,730	458,599
	Bonheur ASA	96,470	3,377,485
	Borregaard ASA	498,469	11,724,082
	Bouvet ASA	25,595	197,148
#*	BW Energy Ltd.	225,752	585,433
Ω	BW LPG Ltd.	588,577	3,175,009
	BW Offshore Ltd.	647,507	1,980,718
*Ω	Crayon Group Holding ASA	75,868	1,466,514
	DNB Bank ASA	929,270	22,116,804
	DNO ASA	2,693,036	3,954,122
Ω	Elkem ASA	96,862	353,297

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Ensurge Micropower ASA	134,431	$8,648
	Equinor ASA	1,582,273	43,619,814
#	Equinor ASA, Sponsored ADR	567,569	15,636,526
Ω	Europris ASA	645,313	4,819,936
Ω	Fjordkraft Holding ASA	22,615	96,428
	FLEX LNG Ltd.	137,680	2,720,254
#*	Frontline Ltd.	469,150	3,088,396
*	Gaming Innovation Group, Inc.	48,522	106,258
	Gjensidige Forsikring ASA	124,677	3,045,421
*	Golar LNG Ltd.	19,800	284,130
	Golden Ocean Group Ltd.	355,632	3,240,107
#*	Grieg Seafood ASA	255,450	2,641,023
*	Hafnia Ltd.	122,099	223,582
*	Hexagon Composites ASA	233,507	719,973
	Hunter Group ASA	260,312	78,148
#*	IDEX Biometrics ASA	355,415	95,266
	Itera ASA	52,344	82,547
Ω	Kid ASA	53,872	611,864
	Kitron ASA	259,651	664,223
	Komplett Bank ASA	67,949	50,964
#*	Kongsberg Automotive ASA	3,600,995	1,133,881
	Kongsberg Gruppen ASA	133,549	4,047,347
	Leroy Seafood Group ASA	287,244	2,394,341
*	Magnora ASA	32,075	70,683
	Medistim ASA	2,350	80,738
	Mowi ASA	320,775	7,873,065
*	MPC Container Ships AS	660,235	2,241,650
#Ω	Multiconsult ASA	13,286	213,095
*	Nekkar ASA	65,397	72,985
#*	NEL ASA	1,897,216	2,575,946
#*	Nordic Nanovector ASA	80,041	122,947
#*	Nordic Semiconductor ASA	114,609	3,395,855
	Norsk Hydro ASA	2,195,339	16,871,859
*Ω	Norske Skog ASA	102,711	547,929
	Norway Royal Salmon ASA	68,227	1,483,330
*	Norwegian Energy Co. ASA	1,458	26,492
*	Odfjell Drilling Ltd.	458,709	1,080,631
*	Odfjell SE, Class A	47,975	189,135
Ω	Okeanis Eco Tankers Corp.	24,215	203,086
	Olav Thon Eiendomsselskap ASA	22,385	487,094
	Orkla ASA	365,420	3,492,099
*	Otello Corp. ASA	2,056	6,184
	Pareto Bank ASA	14,128	100,668
#*	PGS ASA	2,033,006	375,836
#*	PhotoCure ASA	6,050	64,373
*Ω	poLight ASA	1,753	34,935
	Protector Forsikring ASA	219,848	2,928,395
*	Q-Free ASA	45,843	37,099
#*	REC Silicon ASA	1,405,564	2,468,056
	Salmar ASA	70,340	4,796,009
#*	SATS ASA	107,720	239,200
Ω	Sbanken ASA	66,959	708,206
Ω	Scatec ASA	136,257	2,012,519
	Schibsted ASA, Class A	36,505	1,081,446
	Schibsted ASA, Class B	47,850	1,253,956
*	Self Storage Group ASA	2,994	11,465
	Selvaag Bolig ASA	191,062	1,124,518
*Ω	Shelf Drilling Ltd.	184,356	152,533
	Sparebank 1 Oestlandet	11,051	183,498

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Sorost-Norge	1,122	$8,156
	SpareBank 1 SR-Bank ASA	576,065	8,607,806
	Stolt-Nielsen Ltd.	126,582	2,292,101
	Storebrand ASA	1,350,482	14,397,995
	Subsea 7 SA	838,276	6,302,386
	Telenor ASA	526,041	8,693,635
	TGS ASA	473,238	5,095,541
	Tomra Systems ASA	282,450	14,121,110
	Treasure ASA	264,434	483,012
*	Ultimovacs ASA	6,876	78,985
	Veidekke ASA	336,949	5,036,423
#*	Vow ASA	20,601	46,219
*	Wallenius Wilhelmsen ASA	287,819	1,559,456
	Wilh Wilhelmsen Holding ASA, Class A	48,941	1,190,086
Ω	XXL ASA	512,463	800,538
	Yara International ASA	260,363	13,369,073
TOTAL NORWAY			315,824,551
PORTUGAL — (0.3%)
#	Altri SGPS SA	501,595	3,208,129
#*	Banco Comercial Portugues SA, Class R	38,201,516	6,491,745
	Banco Espirito Santo SA	3,375,184	0
	Corticeira Amorim SGPS SA	6,478	74,500
	CTT-Correios de Portugal SA	546,469	2,669,620
#	EDP - Energias de Portugal SA	1,768,729	9,054,319
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	368,670
	EDP Renovaveis SA	373,379	7,848,972
	Galp Energia SGPS SA	1,735,853	19,140,001
*	Greenvolt-Energias Renovaveis SA	9,119	61,756
	Jeronimo Martins SGPS SA	640,853	15,400,368
#*	Mota-Engil SGPS SA	644,243	914,223
	Navigator Co. SA	1,158,556	4,370,692
	NOS SGPS SA	1,575,603	6,209,475
#*	Novabase SGPS SA	12,258	66,063
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	2,869,102
	Sonae SGPS SA	6,028,034	6,926,217
TOTAL PORTUGAL			85,673,852
SINGAPORE — (0.8%)
*††	Abterra Ltd.	189,000	1,021
	AEM Holdings Ltd.	954,600	3,209,324
*	Amara Holdings Ltd.	248,000	65,485
#	Ascendas India Trust	1,847,000	1,782,517
	Avarga Ltd.	1,457,400	291,093
*	Banyan Tree Holdings Ltd.	733,700	171,194
#*††	Best World International Ltd.	1,252,500	234,377
	Bonvests Holdings Ltd.	51,600	35,393
	Boustead Projects Ltd.	147,404	107,293
	Boustead Singapore Ltd.	1,206,267	866,601
	Bukit Sembawang Estates Ltd.	678,300	2,513,244
#	Bund Center Investment Ltd.	316,000	119,899
*	Capitaland Investment Ltd.	1,343,300	3,446,734
#*	Centurion Corp. Ltd.	1,091,800	263,143
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	825,416
	China Sunsine Chemical Holdings Ltd.	3,162,900	1,091,306
#	Chip Eng Seng Corp. Ltd.	2,465,400	787,844
	City Developments Ltd.	718,900	3,776,365
	Civmec Ltd.	303,700	140,676

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp. Ltd.	5,360,269	$5,412,429
*	COSCO Shipping International Singapore Co. Ltd.	1,928,500	358,673
*	Creative Technology Ltd.	27,000	44,985
#	CSE Global Ltd.	1,460,500	514,357
	Dairy Farm International Holdings Ltd.	414,700	1,109,443
	DBS Group Holdings Ltd.	1,206,734	31,697,122
#	Del Monte Pacific Ltd.	2,248,182	635,489
#	Delfi Ltd.	350,900	190,305
	DMX Technologies Group Ltd.	256,000	0
#*††	Ezion Holdings Ltd.	4,315,348	25,874
#*††	Ezra Holdings Ltd.	3,719,565	5,672
	Far East Orchard Ltd.	839,336	684,461
	First Resources Ltd.	2,627,600	3,223,078
#	Food Empire Holdings Ltd.	941,600	464,922
#	Frasers Property Ltd.	1,089,100	896,795
#	Frencken Group Ltd.	1,531,700	1,875,967
	Fu Yu Corp. Ltd.	2,511,800	502,927
*	Gallant Venture Ltd.	2,485,000	237,368
	Genting Singapore Ltd.	3,615,400	1,975,607
	Geo Energy Resources Ltd.	3,320,700	902,131
	GK Goh Holdings Ltd.	14,200	12,238
#	Golden Agri-Resources Ltd.	27,463,369	5,018,197
*	Golden Energy & Resources Ltd.	1,086,100	241,975
	GP Industries Ltd.	174,000	81,026
	Great Eastern Holdings Ltd.	76,000	1,188,925
	GSH Corp. Ltd.	52,560	6,847
#	GuocoLand Ltd.	1,064,621	1,176,808
#*	Halcyon Agri Corp. Ltd.	865,546	147,586
	Hanwell Holdings Ltd.	215,900	64,042
	Haw Par Corp. Ltd.	245,500	2,115,476
	Hiap Hoe Ltd.	128,000	60,385
	Ho Bee Land Ltd.	1,013,100	2,103,964
#	Hong Fok Corp. Ltd.	2,177,488	1,179,962
#	Hong Leong Asia Ltd.	2,852,000	1,720,345
	Hong Leong Finance Ltd.	27,300	49,170
	Hongkong Land Holdings Ltd.	1,171,900	6,346,908
	Hotel Grand Central Ltd.	183,373	140,246
#	Hour Glass Ltd.	348,700	489,804
	Hutchison Port Holdings Trust	25,010,100	5,907,561
	Hwa Hong Corp. Ltd.	280,000	68,113
#*††	Hyflux Ltd.	2,064,700	63,877
	iFAST Corp. Ltd.	477,100	2,215,457
#*	Indofood Agri Resources Ltd.	10,819,700	2,524,752
#	InnoTek Ltd.	433,700	221,464
#	Japfa Ltd.	3,243,580	1,482,371
	Jardine Cycle & Carriage Ltd.	321,997	4,840,696
	Jurong Technologies Industrial Corp. Ltd.	213,200	0
#	K1 Ventures Ltd.	657,240	0
	Keppel Corp. Ltd.	2,171,200	9,154,235
	Keppel Infrastructure Trust	7,820,050	3,244,619
	KSH Holdings Ltd.	555,650	140,069
#	Low Keng Huat Singapore Ltd.	293,000	93,809
#*	Mandarin Oriental International Ltd.	194,700	422,944
	Metro Holdings Ltd.	1,709,000	953,194
	Mewah International, Inc.	47,900	13,389
#*††	Midas Holdings Ltd.	4,664,147	124,290
#*	mm2 Asia Ltd.	2,636,000	102,117
	NetLink NBN Trust	2,006,900	1,443,381
	NSL Ltd.	75,000	46,962

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Oceanus Group Ltd.	1,015,400	$21,227
#	Olam International Ltd.	2,178,675	2,722,271
	OUE Ltd.	1,610,900	1,577,499
	Oversea-Chinese Banking Corp. Ltd.	2,167,968	20,180,015
#	Oxley Holdings Ltd.	5,872,996	787,402
	Pan-United Corp. Ltd.	335,000	85,129
	Propnex Ltd.	122,300	146,349
	Q&M Dental Group Singapore Ltd.	466,440	196,961
	QAF Ltd.	1,193,765	782,828
#*	Raffles Education Corp. Ltd.	13,571,227	684,755
	Raffles Medical Group Ltd.	1,810,163	1,718,720
	Riverstone Holdings Ltd.	1,451,200	758,075
#*	SATS Ltd.	594,392	1,728,730
#	SBS Transit Ltd.	71,800	154,954
	Sembcorp Industries Ltd.	5,898,800	10,017,869
*	Sembcorp Marine Ltd.	473,300	28,872
#	Sheng Siong Group Ltd.	2,695,300	2,978,524
#*	SHS Holdings Ltd.	948,600	108,965
*	SIA Engineering Co. Ltd.	245,300	390,528
#	SIIC Environment Holdings Ltd.	4,862,480	865,571
#	Sinarmas Land Ltd.	4,896,900	924,294
	Sing Holdings Ltd.	392,300	108,990
#*	Singapore Airlines Ltd.	1,930,900	7,202,459
	Singapore Exchange Ltd.	1,174,700	8,131,002
#	Singapore Land Group Ltd.	542,123	1,046,085
	Singapore Post Ltd.	4,597,616	2,169,539
	Singapore Press Holdings Ltd.	6,080,900	10,489,270
	Singapore Shipping Corp. Ltd.	137,000	28,553
	Singapore Technologies Engineering Ltd.	2,281,400	6,341,054
	Singapore Telecommunications Ltd.	3,768,250	6,832,684
	Stamford Land Corp. Ltd.	1,367,100	365,866
	StarHub Ltd.	2,431,810	2,325,283
#	Straits Trading Co. Ltd.	205,900	478,371
#*††	Swiber Holdings Ltd.	1,301,500	19,653
#	Thomson Medical Group Ltd.	1,811,600	111,853
	Tiong Woon Corp. Holding Ltd.	160,750	56,067
#	Tuan Sing Holdings Ltd.	3,433,518	1,131,824
#	UMS Holdings Ltd.	2,689,108	2,414,401
	United Overseas Bank Ltd.	881,189	19,693,392
	United Overseas Insurance Ltd.	1,900	9,319
	UOB-Kay Hian Holdings Ltd.	1,047,109	1,255,240
	UOL Group Ltd.	1,100,588	5,968,459
#	Valuetronics Holdings Ltd.	2,771,960	1,080,259
	Venture Corp. Ltd.	888,900	11,646,134
	Vicom Ltd.	9,600	14,445
#	Wee Hur Holdings Ltd.	917,300	132,831
	Wilmar International Ltd.	3,175,000	10,100,253
	Wing Tai Holdings Ltd.	2,231,224	2,917,672
#	Yangzijiang Shipbuilding Holdings Ltd.	9,110,700	8,741,275
	Yeo Hiap Seng Ltd.	64,554	42,099
TOTAL SINGAPORE			283,407,604
SPAIN — (2.0%)
#	Acciona SA	177,116	30,850,944
	Acerinox SA	869,321	11,077,958
#	ACS Actividades de Construccion y Servicios SA	643,322	16,241,692
#*	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	21,801	593,660
*Ω	Aena SME SA	37,853	6,116,386

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Alantra Partners SA	1,298	$22,296
	Almirall SA	326,704	4,205,069
#*	Amadeus IT Group SA	119,478	8,215,331
#*	Amper SA	3,841,033	837,379
	Applus Services SA	637,660	5,619,027
#	Atresmedia Corp. de Medios de Comunicacion SA	527,579	2,051,654
#	Azkoyen SA	55,415	321,479
	Banco Bilbao Vizcaya Argentaria SA	4,562,702	29,131,167
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	4,283,149
*	Banco de Sabadell SA	29,306,199	22,792,997
	Banco Santander SA	16,662,119	58,427,419
	Banco Santander SA, Sponsored ADR	435,562	1,533,178
	Bankinter SA	1,701,654	9,978,856
#	CaixaBank SA	6,163,738	19,831,086
#*	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	180,517	8,185,649
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,142,250
	CIE Automotive SA	310,423	9,016,889
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	2,895,015
#*	Deoleo SA	34,183	11,709
*	Distribuidora Internacional de Alimentacion SA	1,983,156	34,877
#*	Duro Felguera SA	57,344	56,725
	Ebro Foods SA	220,621	4,088,282
#*	eDreams ODIGEO SA	208,893	1,835,323
	Elecnor SA	56,818	637,893
#	Enagas SA	1,102,600	23,840,481
*	Ence Energia y Celulosa SA	799,512	2,145,017
	Endesa SA	660,412	14,785,685
*	Ercros SA	711,393	2,342,929
	Faes Farma SA	1,445,963	5,573,845
	Ferrovial SA	307,337	8,540,446
	Fluidra SA	188,942	6,016,314
	Fomento de Construcciones y Contratas SA	89,165	1,074,307
Ω	Gestamp Automocion SA	631,747	2,846,103
Ω	Global Dominion Access SA	496,169	2,450,870
#	Grifols SA	730,977	12,890,283
	Grupo Catalana Occidente SA	130,675	4,407,133
#	Grupo Empresarial San Jose SA	85,660	459,148
#*	Grupo Ezentis SA	788,396	162,031
	Iberdrola SA	8,431,582	96,668,595
	Iberdrola SA	140,526	1,604,000
	Iberpapel Gestion SA	6,469	128,350
*	Indra Sistemas SA	760,474	7,748,633
	Industria de Diseno Textil SA	743,481	22,549,329
	Laboratorios Farmaceuticos Rovi SA	86,114	6,322,814
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,221,828	2,193,303
#	Mapfre SA	4,002,142	8,691,817
*	Mediaset Espana Comunicacion SA	1,212,258	5,676,377
#*	Melia Hotels International SA	433,190	3,282,799
Ω	Metrovacesa SA	40,359	298,658
	Miquel y Costas & Miquel SA	166,113	2,339,199
Ω	Neinor Homes SA	17,203	209,426
*	Obrascon Huarte Lain SA	964,769	942,170
*	Oryzon Genomics SA	8,551	29,477
#	Pharma Mar SA	14,264	897,775
	Prim SA	5,935	97,078
#*	Promotora de Informaciones SA, Class A	739,421	516,751
Ω	Prosegur Cash SA	49,390	36,231
#	Prosegur Cia de Seguridad SA	1,196,545	2,980,891

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Realia Business SA	722,094	$649,892
#	Red Electrica Corp. SA	743,271	14,983,020
	Repsol SA, Sponsored ADR	104,826	1,336,537
	Repsol SA	3,814,002	48,466,823
#	Sacyr SA	2,262,263	5,655,250
*	Siemens Gamesa Renewable Energy SA	84,093	1,819,592
*	Solaria Energia y Medio Ambiente SA	185,437	3,240,456
*Ω	Talgo SA	291,387	1,550,951
#*	Tecnicas Reunidas SA	59,498	533,488
#	Telefonica SA, Sponsored ADR	284,844	1,315,979
#	Telefonica SA	15,239,705	71,040,930
#*	Tubacex SA	319,287	559,135
#*	Tubos Reunidos SA	28,836	11,929
Ω	Unicaja Banco SA	4,175,403	4,280,126
	Vidrala SA	67,056	5,696,859
#	Viscofan SA	277,148	16,805,691
*	Vocento SA	126,195	131,666
	Zardoya Otis SA	633,620	5,024,528
TOTAL SPAIN			697,886,456
SWEDEN — (3.3%)
	AAK AB	131,564	2,464,374
Ω	AcadeMedia AB	142,183	825,429
	AddLife AB, Class B	178,730	5,142,228
	AddNode Group AB	13,934	539,646
	AddTech AB, Class B	790,340	14,620,379
	AFRY AB	293,847	6,590,483
	Alfa Laval AB	339,213	11,459,023
Ω	Alimak Group AB	110,336	1,262,625
	Alligo AB, Class B	113,610	2,392,075
Ω	Ambea AB	141,126	786,859
*	Annehem Fastigheter AB, Class B	225,311	848,690
*	AQ Group AB	1,383	44,941
*	Arise AB	48,583	249,031
	Arjo AB, Class B	693,317	6,928,960
	Assa Abloy AB, Class B	315,904	8,650,112
	Atlas Copco AB, Class A	564,146	33,389,566
	Atlas Copco AB, Class B	327,827	16,765,983
	Atrium Ljungberg AB, Class B	118,150	2,557,260
*Ω	Attendo AB	244,672	862,330
	Avanza Bank Holding AB	362,169	11,458,487
	Axfood AB	271,797	6,923,603
*	Balco Group AB	7,252	98,822
	Beijer Alma AB	159,047	4,041,691
*	Beijer Electronics Group AB	9,204	61,474
#	Beijer Ref AB, Class B	482,397	8,419,754
	Bergman & Beving AB	126,274	1,804,884
	Betsson AB, Class B	729,014	4,079,007
#*	Better Collective AS	9,688	203,859
*	BHG Group AB	21,756	208,542
	Bilia AB, Class A	684,186	10,268,280
	BillerudKorsnas AB	577,185	9,177,229
	BioGaia AB, Class B	90,115	4,899,407
	Biotage AB	216,840	4,427,609
	Bjorn Borg AB	73,618	357,259
	Boliden AB	870,967	35,267,658
	Bonava AB, Class B	411,273	3,559,318
#*Ω	Boozt AB	49,339	927,360
Ω	Bravida Holding AB	373,575	4,469,997

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bufab AB	126,094	$4,755,390
#	Bulten AB	90,673	925,719
	Bure Equity AB	304,205	10,496,366
	Byggmax Group AB	439,785	3,462,977
*	Careium AB	108,577	320,209
	Castellum AB	240,884	5,673,721
	Catella AB	25,564	113,245
	Catena AB	61,306	3,479,955
#*	Catena Media PLC	101,488	594,588
*	Cavotec SA	3,925	7,600
	Cellavision AB	4,077	133,059
	Clas Ohlson AB, Class B	224,097	2,715,939
	Cloetta AB, Class B	1,323,405	3,502,445
*	Collector AB	171,312	671,829
	Concentric AB	239,555	6,779,337
Ω	Coor Service Management Holding AB	279,349	2,372,674
	Corem Property Group AB, Class B	2,111,269	6,059,992
	Dios Fastigheter AB	289,707	3,225,062
Ω	Dometic Group AB	837,677	9,279,215
#*	Doro AB	108,577	329,816
*	Duni AB	151,039	1,707,235
#Ω	Dustin Group AB	309,926	3,182,528
	Eastnine AB	116,308	1,684,969
	Elanders AB, Class B	33,097	582,263
	Electrolux AB, Class B	644,335	13,406,797
*	Electrolux Professional AB, Class B	662,776	4,628,365
#	Elekta AB, Class B	516,661	5,287,616
#*Ω	Eltel AB	80,003	125,448
*	Enea AB	55,334	1,449,976
#	Epiroc AB, Class A	553,643	11,814,258
	Epiroc AB, Class B	315,585	5,711,725
#	Essity AB, Class A	32,337	904,315
	Essity AB, Class B	651,020	18,352,501
Ω	Evolution AB	40,895	5,088,038
	eWork Group AB	24,860	312,643
	Fabege AB	198,564	2,962,550
	Fagerhult AB	241,032	1,502,685
*	Fastighets AB Balder, Class B	82,921	5,493,420
	Fastighets AB Trianon	3,624	80,170
#	FastPartner AB, Class A	29,370	341,537
	FastPartner AB, Class D	8,646	74,609
	Fenix Outdoor International AG	7,140	907,081
	Ferronordic AB	33,336	958,208
#*	Fingerprint Cards AB, Class B	34,018	68,086
	G5 Entertainment AB	11,726	391,560
	GARO AB	28,178	526,272
	Getinge AB, Class B	412,242	16,116,837
	GHP Specialty Care AB	55,693	144,694
	Granges AB	595,369	7,383,871
*Ω	Green Landscaping Group AB	3,228	28,439
#	H & M Hennes & Mauritz AB, Class B	795,389	15,836,867
*	Haldex AB	286,883	1,570,513
	Hanza Holding AB	3,150	16,849
	Heba Fastighets AB, Class B	14,194	228,367
	Hexagon AB, Class B	375,731	5,067,885
#	Hexatronic Group AB	41,772	1,693,789
	Hexpol AB	871,460	10,398,019
	HMS Networks AB	48,124	2,516,859
#*Ω	Hoist Finance AB	385,225	1,183,236

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB, Class B	174,219	$8,461,761
	Hufvudstaden AB, Class A	156,396	2,233,631
*	Humana AB	81,049	559,286
	Husqvarna AB, Class A	104,942	1,466,013
#	Husqvarna AB, Class B	1,103,828	15,347,585
	Industrivarden AB, Class A	17,809	562,977
	Indutrade AB	618,570	15,388,650
	Instalco AB	426,375	3,099,451
#*,*	International Petroleum Corp.	518,526	3,387,854
	Intrum AB	264,978	7,977,307
	INVISIO AB	1,877	24,134
	Inwido AB	294,078	5,146,133
*	ITAB Shop Concept AB	23,230	33,385
	JM AB	385,831	14,613,843
*	John Mattson Fastighetsforetagen AB	3,077	56,601
	Karnov Group AB	26,166	163,523
*	Karo Pharma AB	10,317	66,212
*	K-fast Holding AB	7,663	57,502
	Kindred Group PLC	841,467	9,775,698
	KNOW IT AB	133,891	4,890,484
	Lagercrantz Group AB, Class B	739,772	8,373,153
Ω	LeoVegas AB	150,357	548,678
	Lifco AB, Class B	178,716	4,189,147
	Lime Technologies AB	1,349	42,548
	Lindab International AB	467,073	13,559,730
	Loomis AB	547,033	14,046,364
	Lundin Energy AB	188,014	7,646,131
#	Medicover AB, Class B	61,219	1,814,221
*	Mekonomen AB	218,864	3,230,617
	Midsona AB, Class B	6,397	27,861
#*	Millicom International Cellular SA	459,492	12,265,605
	MIPS AB	83,036	8,255,744
*	Modern Times Group MTG AB, Class B	230,866	3,089,949
Ω	Munters Group AB	107,970	762,570
	Mycronic AB	275,741	5,641,799
	NCAB Group AB	4,563	35,189
	NCC AB, Class B	271,247	4,484,192
	Nederman Holding AB	14,984	300,043
*	Nelly Group AB	46,663	144,889
*	Net Insight AB, Class B	1,028,802	594,925
	New Wave Group AB, Class B	290,905	4,426,822
	Nibe Industrier AB, Class B	489,404	4,651,567
	Nilorngruppen AB, Class B	2,992	25,963
	Nobia AB	654,068	3,573,979
	Nolato AB, Class B	1,230,356	12,607,835
*	Nordic Entertainment Group AB, Class B	134,121	5,192,700
	Nordic Waterproofing Holding AB	70,473	1,468,241
*	Note AB	14,422	302,046
	NP3 Fastigheter AB	44,122	1,373,166
	Nyfosa AB	483,621	7,528,443
	OEM International AB, Class B	60,696	1,099,869
*	Orexo AB	2,136	5,731
*	Ovzon AB	1,757	12,476
*	Pandox AB	302,606	4,399,360
	Peab AB, Class B	1,126,556	12,662,550
	Platzer Fastigheter Holding AB, Class B	57,869	765,504
	Prevas AB, Class B	8,229	81,234
#	Pricer AB, Class B	494,193	1,292,815
	Proact IT Group AB	122,118	992,153

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Qliro AB	46,662	$102,366
	Ratos AB, Class B	1,321,499	6,936,858
*	RaySearch Laboratories AB	108,467	537,823
	Rejlers AB	2,119	31,668
Ω	Resurs Holding AB	207,941	853,458
#	Rottneros AB	362,655	428,448
	Saab AB, Class B	218,819	5,189,073
	Sagax AB, Class A	758	22,807
	Sagax AB, Class B	124,602	3,637,155
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	13,774,759
	Samhallsbyggnadsbolaget i Norden AB, Class D	51,312	167,746
	Sandvik AB	1,218,949	32,100,436
	Scandi Standard AB	300,827	1,250,972
#*Ω	Scandic Hotels Group AB	406,391	1,714,595
*	Sdiptech AB, Class B	10,802	450,093
	Sectra AB, Class B	237,432	3,910,928
	Securitas AB, Class B	857,664	10,359,072
	Semcon AB	55,535	686,326
*	Sensys Gatso Group AB	1,915,781	180,616
*Ω	Sinch AB	48,872	502,450
	Sintercast AB	725	11,186
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	15,953,013
#	Skandinaviska Enskilda Banken AB, Class C	14,509	202,755
	Skanska AB, Class B	954,024	23,357,237
#	SKF AB, Class A	36,214	819,608
	SKF AB, Class B	949,184	20,808,131
	SkiStar AB	223,959	3,448,487
*	Solid Forsakring AB	20,794	118,970
*	SSAB AB,Class A	829,380	4,908,834
*	SSAB AB,Class B	1,862,171	9,710,844
*	Starbreeze AB	314,658	33,099
*	Stendorren Fastigheter AB	7,598	205,234
#*	Stillfront Group AB	146,915	715,085
	Svedbergs i Dalstorp AB, Class B	1,279	9,932
	Svenska Cellulosa AB SCA, Class A	44,437	772,809
	Svenska Cellulosa AB SCA, Class B	1,019,066	17,745,643
	Svenska Handelsbanken AB, Class A	1,127,638	12,017,865
#	Svenska Handelsbanken AB, Class B	30,006	363,603
	Sweco AB, Class B	405,579	5,701,468
#	Swedbank AB, Class A	699,674	13,698,363
	Swedish Match AB	1,942,131	15,026,815
*	Swedish Orphan Biovitrum AB	296,979	5,838,143
#	Systemair AB	100,084	955,066
	Tele2 AB, Class B	1,625,347	23,648,889
	Telefonaktiebolaget LM Ericsson, Class A	66,310	822,711
	Telefonaktiebolaget LM Ericsson, Class B	3,814,770	47,631,575
	Telia Co. AB	5,283,157	20,823,008
	Tethys Oil AB	90,185	660,215
	TF Bank AB	6,136	140,157
Ω	Thule Group AB	282,490	13,634,787
	Trelleborg AB, Class B	353,176	8,892,577
	Troax Group AB	120,648	4,226,597
	VBG Group AB, Class B	1,127	21,074
	Vitec Software Group AB, Class B	22,699	1,021,195
	Vitrolife AB	68,071	2,799,243
	Volati AB	15,804	313,977
	Volvo AB, Class A	375,732	8,594,478
	Volvo AB, Class B	2,990,796	67,491,555
	Wallenstam AB, Class B	255,502	4,021,247

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	343,364	$7,098,997
	XANO Industri AB, Class B	3,427	107,105
TOTAL SWEDEN			1,133,701,517
SWITZERLAND — (7.2%)
	ABB Ltd.	934,307	32,394,085
	Adecco Group AG	540,572	25,749,181
#	Alcon, Inc.	774,006	59,605,950
	Allreal Holding AG	78,212	16,970,515
	ALSO Holding AG	31,961	8,994,480
*	ams-OSRAM AG	672,357	11,304,575
*	APG SGA SA	5,349	1,096,195
	Arbonia AG	250,748	6,062,705
*	Aryzta AG	4,761,898	5,466,560
*	Ascom Holding AG	138,369	1,812,012
*	Autoneum Holding AG	15,742	2,859,601
	Bachem Holding AG, Class B	8,364	4,989,220
	Baloise Holding AG	187,836	32,904,439
	Banque Cantonale de Geneve	4,180	742,801
	Banque Cantonale Vaudoise	134,330	11,106,880
	Barry Callebaut AG	11,721	26,907,053
	Belimo Holding AG	26,760	14,777,417
	Bell Food Group AG	8,668	2,631,263
	Bellevue Group AG	40,833	1,866,507
	Berner Kantonalbank AG	11,314	2,646,219
	BKW AG	58,319	6,957,221
*	Bobst Group SA	59,558	5,057,796
	Bossard Holding AG, Class A	38,059	11,932,409
	Bucher Industries AG	38,395	17,678,410
	Burckhardt Compression Holding AG	9,489	4,488,032
	Burkhalter Holding AG	18,566	1,286,735
	Bystronic AG	6,247	8,210,426
	Calida Holding AG	13,137	701,205
	Carlo Gavazzi Holding AG	981	299,493
	Cembra Money Bank AG	133,116	9,155,590
#	Chocoladefabriken Lindt & Spruengli AG	115	13,252,140
#	Cicor Technologies Ltd.	9,042	534,314
	Cie Financiere Richemont SA, Class A	367,175	53,362,937
	Cie Financiere Tradition SA	3,629	420,539
#	Clariant AG	955,360	20,248,934
	Coltene Holding AG	20,543	2,447,836
	Comet Holding AG	3,403	1,085,613
#*	COSMO Pharmaceuticals NV	5,649	350,221
	Credit Suisse Group AG	1,930,668	18,351,791
#	Credit Suisse Group AG, Sponsored ADR	1,122,655	10,698,898
	Daetwyler Holding AG	19,030	7,472,226
	DKSH Holding AG	153,035	12,270,093
	dormakaba Holding AG	14,005	8,019,224
#*	Dottikon Es Holding AG	2,031	507,790
*	Dufry AG	230,436	11,941,663
	EFG International AG	566,354	4,337,891
	Emmi AG	9,354	10,498,363
	EMS-Chemie Holding AG	10,865	10,989,745
	Energiedienst Holding AG	10,852	547,785
#*	Evolva Holding SA	883,470	129,863
*	Feintool International Holding AG	11,244	652,514
*	Flughafen Zurich AG	106,450	19,695,005
	Forbo Holding AG	5,178	9,996,494
	Fundamenta Real Estate AG	1,508	31,900

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	Galenica AG	198,979	$14,052,678
*	GAM Holding AG	1,095,054	1,557,671
	Geberit AG	59,452	40,393,479
	Georg Fischer AG	24,940	36,470,193
	Givaudan SA	5,241	21,713,067
	Gurit Holding AG	2,418	3,761,155
	Helvetia Holding AG	202,171	25,420,288
	Hiag Immobilien Holding AG	1,741	177,835
#*	HOCHDORF Holding AG	4,528	199,471
	Holcim Ltd.	882,625	47,799,998
	Huber & Suhner AG	70,674	6,434,314
*	Implenia AG	80,588	1,965,985
*	Ina Invest Holding AG	16,484	334,264
	Inficon Holding AG	8,680	10,602,288
	Interroll Holding AG	3,126	13,231,139
	Intershop Holding AG	5,119	3,380,895
	Investis Holding SA	3,838	447,750
	Julius Baer Group Ltd.	803,809	52,528,658
*	Jungfraubahn Holding AG	6,969	1,068,594
	Kardex Holding AG	45,390	12,599,084
*	Komax Holding AG	23,251	7,171,741
#	Kudelski SA	184,312	637,693
	Kuehne + Nagel International AG	83,859	23,680,687
#	Landis+Gyr Group AG	76,107	5,019,821
	LEM Holding SA	2,492	6,235,274
	Liechtensteinische Landesbank AG	37,619	2,268,332
#	Logitech International SA	316,012	26,506,541
	Lonza Group AG	26,634	18,362,595
	Luzerner Kantonalbank AG	9,227	4,179,407
*Ω	Medacta Group SA	9,865	1,264,138
*Ω	Medartis Holding AG	4,957	681,245
*Ω	Medmix AG	110,231	4,769,598
*	Meier Tobler Group AG	21,817	414,932
	Metall Zug AG, Class B	772	1,591,349
#*	Meyer Burger Technology AG	1,901,616	735,959
*	Mikron Holding AG	55,845	437,723
	Mobilezone Holding AG	179,391	2,803,400
	Mobimo Holding AG	39,514	12,930,393
	Nestle SA	2,748,677	354,959,434
	Novartis AG, Sponsored ADR	996,026	86,564,620
	Novartis AG	344,656	29,946,984
	OC Oerlikon Corp. AG	1,212,475	11,772,515
#*	Orascom Development Holding AG	64,113	718,716
	Orell Fuessli AG	613	59,835
	Orior AG	30,297	2,837,998
	Partners Group Holding AG	29,533	41,174,839
	Peach Property Group AG	412	25,517
	Phoenix Mecano AG	1,689	726,378
	Plazza AG, Class A	2,576	937,239
	PSP Swiss Property AG	127,157	15,418,295
*	Rieter Holding AG	22,215	4,490,636
#	Roche Holding AG	24,444	10,065,949
	Roche Holding AG	634,350	245,492,911
	Romande Energie Holding SA	590	830,084
#	Schaffner Holding AG	1,819	648,995
	Schindler Holding AG	31,175	7,820,960
	Schweiter Technologies AG	5,770	7,654,457
*Ω	Sensirion Holding AG	25,115	3,079,283
	SFS Group AG	80,464	11,739,531

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SGS SA	9,015	$25,706,920
	Siegfried Holding AG	23,897	19,347,555
	SIG Combibloc Group AG	968,208	22,495,237
	Sika AG	176,137	61,625,771
	Softwareone Holding AG	143,022	2,810,038
	Sonova Holding AG	64,709	23,051,932
	St Galler Kantonalbank AG	10,575	5,110,172
	Straumann Holding AG	9,908	16,418,383
	Sulzer AG	110,231	10,550,808
	Swatch Group AG	60,254	17,577,426
	Swatch Group AG	119,822	6,726,214
	Swiss Life Holding AG	94,561	60,860,377
	Swiss Prime Site AG	333,547	32,979,939
	Swiss Re AG	489,111	53,292,483
#*	Swiss Steel Holding AG	1,787,267	612,489
	Swisscom AG	99,879	57,088,332
	Swissquote Group Holding SA	48,401	8,233,796
	Tecan Group AG	19,073	9,273,527
	Temenos AG	174,866	20,960,274
	Thurgauer Kantonalbank	1,440	164,853
#*	Tornos Holding AG	25,100	203,537
*	TX Group AG	8,992	1,419,417
*	u-blox Holding AG	41,674	2,971,663
#*	UBS Group AG	2,630,594	48,904,000
	Valiant Holding AG	76,146	7,690,560
*	Valora Holding AG	21,968	4,270,019
Ω	VAT Group AG	86,739	35,372,800
	Vaudoise Assurances Holding SA	5,074	2,432,568
	Vetropack Holding AG	36,668	2,127,577
	Vifor Pharma AG	206,148	36,518,504
*	Von Roll Holding AG	106,896	125,296
	Vontobel Holding AG	147,962	12,263,318
	VP Bank AG, Class A	15,795	1,705,441
	VZ Holding AG	28,158	2,639,369
*	V-ZUG Holding AG	5,941	732,939
	Walliser Kantonalbank	1,951	213,563
	Warteck Invest AG	126	323,475
	Ypsomed Holding AG	12,744	2,382,090
	Zehnder Group AG	47,987	4,392,343
	Zug Estates Holding AG, Class B	347	731,684
	Zuger Kantonalbank AG	197	1,510,927
	Zurich Insurance Group AG	116,013	55,489,974
TOTAL SWITZERLAND			2,484,601,154
UNITED KINGDOM — (12.6%)
	3i Group PLC	1,439,421	26,807,490
	4imprint Group PLC	20,791	791,301
	888 Holdings PLC	1,292,347	4,460,943
*	Abcam PLC	12,692	228,617
	Abrdn Plc	6,987,352	22,851,335
*	Accsys Technologies PLC	6,992	15,616
	Admiral Group PLC	344,764	14,659,615
	Advanced Medical Solutions Group PLC	30,824	122,846
	AG Barr PLC	369,141	2,456,167
#	Air Partner PLC	65,873	109,319
Ω	Airtel Africa PLC	668,431	1,383,081
	AJ Bell PLC	64,080	292,224
Ω	Alfa Financial Software Holdings PLC	47,430	106,733
	Alliance Pharma PLC	119,600	175,070

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Allied Minds PLC	24,540	$6,017
	Anglo American PLC	1,515,175	66,797,216
	Anglo Pacific Group PLC	620,283	1,149,927
	Anglo-Eastern Plantations PLC	17,446	170,420
	Antofagasta PLC	767,865	13,968,489
*	AO World PLC	17,363	23,605
*	Ascential PLC	202,869	969,120
	Ashmore Group PLC	1,285,642	4,928,132
	Ashtead Group PLC	790,239	56,524,199
#*	ASOS PLC	41,698	1,251,073
	Associated British Foods PLC	372,673	9,837,040
#*Ω	Aston Martin Lagonda Global Holdings PLC	86,016	1,396,160
	AstraZeneca PLC, Sponsored ADR	969,262	56,420,741
	AstraZeneca PLC	95,527	11,112,459
Ω	Auto Trader Group PLC	2,756,929	24,982,285
Ω	Avast PLC	397,641	3,287,664
	AVEVA Group PLC	53,363	2,117,541
	Aviva PLC	6,812,847	40,223,040
	Avon Protection PLC	69,625	1,059,135
	B&M European Value Retail SA	3,739,541	28,635,967
*	Babcock International Group PLC	1,597,494	6,543,682
	BAE Systems PLC	5,161,210	40,390,357
Ω	Bakkavor Group PLC	80,284	132,297
	Balfour Beatty PLC	1,727,400	5,921,415
	Bank of Georgia Group PLC	182,757	3,616,771
#	Barclays PLC, Sponsored ADR	3,195,564	34,799,692
	Barratt Developments PLC	1,432,560	11,914,653
*	Beazley PLC	1,695,186	11,254,679
	Begbies Traynor Group PLC	83,837	140,038
	Bellway PLC	530,954	20,430,639
	Berkeley Group Holdings PLC	265,462	15,149,909
Ω	Biffa PLC	598,681	2,749,161
	Bloomsbury Publishing PLC	182,965	939,060
*	BlueJay Mining PLC	694,827	78,880
	Bodycote PLC	1,137,602	12,234,058
*	Boohoo Group PLC	993,682	1,441,341
	BP PLC, Sponsored ADR	3,356,973	103,797,605
	BP PLC	11,071,577	57,394,189
	Braemar Shipping Services PLC	71,897	257,533
	Breedon Group PLC	302,396	348,441
	Brewin Dolphin Holdings PLC	1,791,958	7,956,455
#	British American Tobacco PLC, Sponsored ADR	304,542	13,086,170
	British American Tobacco PLC	1,270,371	54,238,459
	Britvic PLC	1,592,483	19,544,139
	BT Group PLC	26,116,883	69,175,019
	Bunzl PLC	284,399	10,652,724
	Burberry Group PLC	862,728	21,886,494
	Burford Capital Ltd.	170,106	1,550,991
	Bytes Technology Group PLC	206,645	1,295,187
*	C&C Group PLC	1,251,128	3,750,670
*	Capita PLC	1,367,959	588,578
#*	Capricorn Energy PLC	3,157,945	8,804,497
*	Card Factory PLC	1,669,613	1,323,549
	CareTech Holdings PLC	57,284	421,760
#*	Carnival PLC, ADR	177,967	3,278,152
	Carr's Group PLC	44,085	93,646
	Castings PLC	62,252	294,499
*	Cazoo Group Ltd.	194,476	921,816
	Centamin PLC	7,769,534	9,363,284

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Centaur Media PLC	126,418	$82,434
	Central Asia Metals PLC	176,981	531,786
*	CentralNic Group PLC	24,463	41,976
*	Centrica PLC	27,172,638	26,717,879
	Chemring Group PLC	1,120,754	4,151,931
	Chesnara PLC	289,473	1,103,126
*	Cineworld Group PLC	1,922,425	1,032,864
*	Circassia Group PLC	71,546	40,446
	Clarkson PLC	83,679	3,724,378
	Clinigen Group PLC	37,700	462,685
	Clipper Logistics PLC	187,693	1,705,072
	Close Brothers Group PLC	761,395	13,230,867
	CLS Holdings PLC	364,706	1,105,001
Ω	CMC Markets PLC	702,605	2,188,744
	CNH Industrial NV	500,407	7,546,439
	Coats Group PLC	1,115,065	986,623
	Coca-Cola HBC AG	415,356	13,756,847
	Compass Group PLC	417,983	9,499,757
	Computacenter PLC	537,305	19,347,827
Ω	ContourGlobal PLC	61,749	156,159
Ω	ConvaTec Group PLC	1,873,473	4,447,857
#*	Costain Group PLC	707,971	466,335
*Ω	Countryside Partnerships PLC	1,211,756	5,053,674
	Cranswick PLC	274,191	13,587,546
	Crest Nicholson Holdings PLC	1,356,051	5,894,756
	Croda International PLC	233,279	25,193,630
	Currys PLC	5,323,509	7,677,895
	CVS Group PLC	104,715	2,781,439
	DCC PLC	202,086	16,992,102
#*	De La Rue PLC	759,991	1,205,070
	Dechra Pharmaceuticals PLC	45,483	2,554,736
	Devro PLC	1,059,403	3,169,616
	DFS Furniture PLC	260,265	834,402
#	Diageo PLC, Sponsored ADR	204,689	41,746,322
	Diageo PLC	319,548	16,124,826
*	Dialight PLC	31,395	138,918
#*	Dignity PLC	181,818	1,624,419
	Diploma PLC	553,668	20,780,850
	Direct Line Insurance Group PLC	7,290,791	30,053,590
	DiscoverIE Group PLC	339,254	3,917,401
	Diversified Energy Co. PLC	39,656	56,791
	Domino's Pizza Group PLC	2,033,201	10,659,171
	dotdigital group PLC	211,536	420,747
	Drax Group PLC	1,964,850	16,007,758
	DS Smith PLC	4,797,195	24,499,031
	Dunelm Group PLC	455,532	8,209,261
Ω	DWF Group PLC	39,920	62,504
††	Dyson Group PLC	3,999	25
*	easyJet PLC	551,737	4,661,348
	EKF Diagnostics Holdings PLC	38,270	32,438
	Electrocomponents PLC	1,796,259	27,196,847
*	Elementis PLC	2,745,540	5,297,808
	EMIS Group PLC	49,048	870,319
*	Energean PLC	30,890	393,640
*	EnQuest PLC	5,948,641	1,715,165
*	Entain PLC	1,264,750	27,381,005
	Epwin Group PLC	9,451	12,690
*	Ergomed PLC	5,119	78,221
#*	Esken Ltd.	828,934	139,750

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Essentra PLC	853,754	$3,978,544
	Euromoney Institutional Investor PLC	294,789	3,656,016
	Evraz PLC	1,461,075	9,925,982
	Experian PLC	715,099	29,868,172
*	FD Technologies PLC	717	15,637
	FDM Group Holdings PLC	112,585	1,646,671
	Ferguson PLC	237,763	37,397,836
	Ferrexpo PLC	2,427,855	7,973,522
	Fevertree Drinks PLC	152,550	4,385,824
*	Firstgroup PLC	2,921,126	4,022,967
Ω	Forterra PLC	430,524	1,542,434
	Foxtons Group PLC	401,907	224,387
*	Frasers Group PLC	1,256,466	12,480,983
	Fresnillo PLC	347,067	2,941,324
*	Frontier Developments PLC	3,797	70,685
	Fuller Smith & Turner PLC, Class A	55,137	516,179
*Ω	Funding Circle Holdings PLC	46,976	60,286
	Future PLC	126,426	5,392,256
	Galliford Try Holdings PLC	402,930	956,846
	Games Workshop Group PLC	121,443	13,020,840
*	Gaming Realms PLC	35,681	13,982
	Gamma Communications PLC	61,553	1,294,776
	GB Group PLC	23,599	210,710
	Gem Diamonds Ltd.	1,980,626	1,288,325
	Genel Energy PLC	518,782	1,032,081
	Genuit Group PLC	836,561	6,485,211
	Genus PLC	62,360	3,218,970
*	Georgia Capital PLC	216,457	1,880,239
#	GlaxoSmithKline PLC, Sponsored ADR	1,030,233	46,175,043
	GlaxoSmithKline PLC	2,004,926	44,741,899
	Glencore PLC	12,825,115	66,813,892
*	Go-Ahead Group PLC	275,317	2,469,725
	Gooch & Housego PLC	7,297	97,299
	Goodwin PLC	1,013	42,985
	Grafton Group PLC	682,351	10,725,617
	Grainger PLC	2,048,676	8,343,160
*	Greencore Group PLC	1,783,945	2,969,479
	Greggs PLC	765,952	27,778,975
	Gulf Keystone Petroleum Ltd.	1,156,333	3,460,228
*Ω	Gym Group PLC	255,997	852,270
	H&T Group PLC	8,998	34,056
	Halfords Group PLC	1,047,605	4,620,190
	Halma PLC	471,135	15,968,493
*	Harbour Energy PLC	127,688	623,068
	Hargreaves Lansdown PLC	360,531	6,545,700
	Hargreaves Services PLC	17,759	120,918
	Harworth Group PLC	45,979	115,359
	Hays PLC	7,334,642	14,292,525
	Headlam Group PLC	189,311	1,134,727
	Helical PLC	1,632,122	9,521,675
*	Helios Towers PLC	495,908	1,025,143
	Henry Boot PLC	93,667	356,696
	Hikma Pharmaceuticals PLC	388,686	10,919,412
	Hill & Smith Holdings PLC	446,671	9,043,716
	Hilton Food Group PLC	38,891	546,668
	Hiscox Ltd.	915,681	12,036,044
	Hochschild Mining PLC	1,648,218	2,309,647
*	Hollywood Bowl Group PLC	100,967	342,944
	HomeServe PLC	1,463,100	15,080,682

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*Ω	Hostelworld Group PLC	101,759	$107,820
	Howden Joinery Group PLC	3,052,937	33,681,321
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	107,999,804
*Ω	HSS Hire Group PLC	80,482	18,303
	Hunting PLC	819,058	2,381,448
*	Hyve Group PLC	965,108	1,324,473
Ω	Ibstock PLC	1,511,841	4,051,195
	IDOX PLC	103,546	93,638
	IG Group Holdings PLC	1,880,107	20,697,757
	IMI PLC	2,014,054	44,999,535
	Impax Asset Management Group PLC	55,737	824,543
	Imperial Brands PLC, Sponsored ADR	25,186	604,464
	Imperial Brands PLC	2,478,862	58,773,450
	Inchcape PLC	2,784,551	31,752,801
*	Indivior PLC	2,385,755	7,263,207
*	Informa PLC	1,610,305	12,180,940
	IntegraFin Holdings PLC	307,446	2,051,979
#*	InterContinental Hotels Group PLC, ADR	77,860	5,188,597
*	InterContinental Hotels Group PLC	123,307	8,147,278
	Intermediate Capital Group PLC	406,285	10,492,538
*	International Consolidated Airlines Group SA	937,841	2,004,800
	International Personal Finance PLC	857,990	1,452,614
	Intertek Group PLC	279,035	20,249,695
	Investec PLC	2,530,177	14,570,510
	iomart Group PLC	24,431	53,993
	IP Group PLC	1,285,163	1,689,094
*	IQE PLC	164,346	70,843
*	ITV PLC	8,479,022	12,969,922
*	IWG PLC	4,461,660	17,184,115
*	J D Wetherspoon PLC	782,560	9,501,578
	J Sainsbury PLC	7,002,063	27,514,929
*	James Fisher & Sons PLC	189,337	980,044
	James Halstead PLC	5,602	21,793
	JD Sports Fashion PLC	8,706,237	22,324,241
*	JET2 PLC	105,976	1,887,384
*	John Menzies PLC	398,734	1,544,320
*	John Wood Group PLC	2,442,150	7,351,702
	Johnson Matthey PLC	312,208	8,244,993
*	Johnson Service Group PLC	229,887	470,582
*	Joules Group PLC	12,354	19,694
Ω	JTC PLC	36,641	387,674
	Jupiter Fund Management PLC	2,419,222	7,505,302
#*Ω,*Ω	Just Eat Takeaway.com NV	85,238	4,184,071
*	Just Group PLC	5,236,389	6,093,472
	Kainos Group PLC	179,604	3,692,328
	Keller Group PLC	490,223	5,625,026
	Keywords Studios PLC	12,666	430,886
#*	Kier Group PLC	1,059,160	1,406,253
*	Kin & Carta PLC	905,552	2,833,096
	Kingfisher PLC	6,560,811	29,421,004
#*	Lamprell PLC	1,557,059	696,014
	Lancashire Holdings Ltd.	793,661	5,876,119
	Learning Technologies Group PLC	65,734	149,238
	Legal & General Group PLC	6,917,397	27,046,729
*	Liberty Global PLC, Class A	115,018	3,119,288
*	Liberty Global PLC, Class C	281,606	7,614,626
	Liontrust Asset Management PLC	65,786	1,442,263
	Lloyds Banking Group PLC	56,053,868	38,899,748
	Lloyds Banking Group PLC, ADR	231,351	633,902

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Stock Exchange Group PLC	123,901	$12,131,606
*	Lookers PLC	1,350,196	1,702,336
	LSL Property Services PLC	46,162	246,591
Ω	Luceco PLC	139,873	565,480
	M&G PLC	7,943,382	23,248,027
	Macfarlane Group PLC	58,898	100,195
	Man Group PLC	7,967,133	20,812,738
*	Marks & Spencer Group PLC	8,614,807	25,494,731
	Marshalls PLC	1,338,015	12,739,524
*	Marston's PLC	6,716,121	7,343,275
*	McBride PLC	984,768	659,134
	Mears Group PLC	603,155	1,592,517
	Medica Group PLC	9,124	20,736
*	Mediclinic International PLC	1,157,969	4,995,027
*	Meggitt PLC	2,460,127	24,847,891
	Melrose Industries PLC	7,808,613	15,906,267
	Micro Focus International PLC	640,272	3,939,034
*	Mitchells & Butlers PLC	1,383,475	4,694,432
	Mitie Group PLC	5,194,585	4,209,105
	MJ Gleeson PLC	40,158	388,719
	Mondi PLC	1,055,130	26,398,487
	Moneysupermarket.com Group PLC	2,282,898	5,833,918
	Morgan Advanced Materials PLC	1,723,999	7,459,825
	Morgan Sindall Group PLC	191,967	5,546,565
	Mortgage Advice Bureau Holdings Ltd.	4,324	76,042
*	Motorpoint group PLC	43,914	178,046
#*	N Brown Group PLC	1,466,385	770,182
#*	Naked Wines PLC	16,192	114,218
*	National Express Group PLC	2,243,324	7,607,736
	National Grid PLC	60,490	885,146
#	National Grid PLC, Sponsored ADR	261,782	19,159,825
	Natwest Group PLC	1,546,999	5,084,647
#	Natwest Group PLC, Sponsored ADR	1,375,181	9,089,946
	NCC Group PLC	152,885	393,350
	Next Fifteen Communications Group PLC	26,810	447,376
	Next PLC	197,613	20,133,933
	Ninety One PLC	1,294,077	4,552,991
	Norcros PLC	44,960	185,962
	Numis Corp. PLC	62,295	269,818
*	Ocado Group PLC	57,908	1,179,909
*Ω	On the Beach Group PLC	442,293	1,730,198
	OSB Group PLC	937,853	6,967,268
*	Oxford Biomedica PLC	8,253	94,169
	Oxford Instruments PLC	222,119	6,576,975
	Pagegroup PLC	2,106,718	16,623,432
	Pan African Resources PLC	1,013,134	248,931
#*	Pantheon Resources PLC	167,718	181,462
	Paragon Banking Group PLC	1,653,559	12,736,283
*	Parkmead Group PLC	21,517	11,302
#	PayPoint PLC	268,599	2,400,281
	Pearson PLC	1,294,799	10,810,852
#	Pearson PLC, Sponsored ADR	573,734	4,876,739
*	Pendragon PLC	6,051,113	1,857,970
	Pennon Group PLC	665,380	9,749,543
	Persimmon PLC	840,651	27,387,980
*	Petrofac Ltd.	1,316,645	2,117,294
*	Petropavlovsk PLC	13,394,181	2,735,940
	Pets at Home Group PLC	2,095,920	12,136,196
*	Pharos Energy PLC	1,875,811	645,062

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Phoenix Group Holdings PLC	1,982,004	$17,743,714
*	Photo-Me International PLC	1,474,316	1,487,985
*	Playtech PLC	1,491,131	11,746,958
	Plus500 Ltd.	207,321	4,116,578
	Polar Capital Holdings PLC	101,165	860,603
	Porvair PLC	5,475	49,561
*	PPHE Hotel Group Ltd.	1,728	33,608
	Premier Foods PLC	10,791,002	17,218,452
*	Provident Financial PLC	662,418	2,809,180
#	Prudential PLC, ADR	450,688	15,305,364
*	PureTech Health PLC	51,388	190,776
	PZ Cussons PLC	938,162	2,447,641
#	QinetiQ Group PLC	3,101,925	11,257,282
Ω	Quilter PLC	3,910,260	7,261,031
*	Rank Group PLC	712,198	1,515,951
	Rathbones Group PLC	91,153	2,301,582
*	Raven Property Group Ltd.	341,692	129,295
	Reach PLC	5,068,515	17,890,709
	Reckitt Benckiser Group PLC	503,739	40,813,993
	Record PLC	117,617	124,036
	Redde Northgate PLC	1,063,494	5,542,603
	Redrow PLC	1,091,856	9,198,493
#	RELX PLC, Sponsored ADR	366,350	11,221,298
	RELX PLC	1,040,481	31,965,078
	Renew Holdings PLC	55,328	540,934
*	Renewi PLC	578,828	5,215,154
	Renishaw PLC	73,290	4,525,639
	Rentokil Initial PLC	4,032,481	28,238,393
#*	Restaurant Group PLC	3,223,276	4,132,725
#	Rhi Magnesita NV	59,806	2,758,170
	RHI Magnesita NV	59,061	2,724,165
	Ricardo PLC	110,394	689,627
	Rightmove PLC	2,490,550	21,950,439
	Rio Tinto PLC	109,785	7,738,230
#	Rio Tinto PLC, Sponsored ADR	1,793,636	128,065,610
	River & Mercantile Group PLC	3,377	13,107
	RM PLC	39,681	99,545
	Robert Walters PLC	168,825	1,674,048
*	Rolls-Royce Holdings PLC	7,297,319	11,438,404
	Rotork PLC	5,302,823	24,372,425
	Royal Mail PLC	3,184,672	19,030,509
	RPS Group PLC	1,166,213	1,764,469
	RWS Holdings PLC	190,746	1,297,579
	S&U PLC	2,784	101,057
#*	S4 Capital PLC	185,339	1,295,993
*	Saga PLC	560,127	2,174,237
	Sage Group PLC	1,074,828	10,503,192
*	Savannah Energy PLC	36,345	13,779
	Savills PLC	1,013,818	18,474,535
	Schroders PLC	164,044	7,521,549
	Schroders PLC	56,921	1,655,337
	ScS Group PLC	16,720	49,505
*	Senior PLC	1,967,583	3,561,692
	Serco Group PLC	2,228,950	4,031,958
	Serica Energy PLC	236,614	822,422
	Severfield PLC	491,112	467,545
	Severn Trent PLC	512,773	19,908,039
	Shell PLC	3,166,086	162,736,820
*	SIG PLC	2,524,384	1,406,430

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sirius Real Estate Ltd.	1,048,637	$1,832,910
	Smart Metering Systems PLC	74,857	745,248
#	Smith & Nephew PLC, Sponsored ADR	20,609	697,804
	Smith & Nephew PLC	428,730	7,291,399
	Smiths Group PLC	638,505	13,458,141
#	Smiths News PLC	236,049	112,014
	Softcat PLC	563,112	12,477,249
*	SolGold PLC	57,495	20,653
	Spectris PLC	279,357	12,748,077
	Speedy Hire PLC	1,778,910	1,377,408
	Spirax-Sarco Engineering PLC	191,942	34,598,604
*Ω	Spire Healthcare Group PLC	2,009,653	6,467,715
	Spirent Communications PLC	2,116,238	7,067,270
*	Sportech PLC	87,274	42,701
	SSE PLC	2,241,504	48,228,243
*	SSP Group PLC	2,336,324	8,668,377
	St. James's Place PLC	1,621,005	33,461,485
*	Stagecoach Group PLC	2,562,837	3,165,444
	Standard Chartered PLC	3,766,300	27,429,017
	SThree PLC	437,086	2,775,348
	Strix Group PLC	49,531	162,633
#*	Studio Retail Group PLC	86,255	120,039
	STV Group PLC	60,729	289,195
#*	Superdry PLC	257,299	725,005
	Synthomer PLC	1,982,252	9,786,337
	Tate & Lyle PLC	2,976,481	28,470,778
	Taylor Wimpey PLC	8,086,210	16,589,318
	TBC Bank Group PLC	15,777	300,440
	TClarke PLC	59,507	120,985
*	Ted Baker PLC	280,774	333,822
	Telecom Plus PLC	313,630	6,354,765
	Tesco PLC	8,939,735	35,907,978
Ω	TI Fluid Systems PLC	252,831	814,053
	Topps Tiles PLC	937,766	803,309
	TP ICAP Group PLC	7,285,544	13,811,248
	Travis Perkins PLC	1,221,488	24,784,109
	Treatt PLC	8,818	125,614
*	Tremor International Ltd.	4,362	30,729
*	Tremor International Ltd., ADR	11,931	174,312
	Trifast PLC	104,472	222,225
	TT Electronics PLC	543,237	1,725,778
#*	TUI AG	582,386	2,007,299
#*	Tullow Oil PLC	4,182,391	2,830,695
	Tyman PLC	186,801	944,257
	Ultra Electronics Holdings PLC	485,828	19,060,592
	Unilever PLC, Sponsored ADR	972,608	49,982,325
	Unilever PLC	1,049,964	53,681,101
	United Utilities Group PLC	1,254,568	18,098,237
	UP Global Sourcing Holdings PLC	7,968	20,258
*	Versarien P.L.C.	28,257	10,253
	Vertu Motors PLC	351,528	314,385
	Vesuvius PLC	990,408	6,137,879
	Victrex PLC	325,736	9,073,131
*	Virgin Money UK PLC	4,313,604	11,165,460
	Vistry Group PLC	1,260,213	17,472,479
	Vitec Group PLC	67,372	1,163,574
Ω	Vivo Energy PLC	444,048	794,635
	Vodafone Group PLC	49,455,687	86,837,481
#	Vodafone Group PLC, Sponsored ADR	380,753	6,666,980

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volex PLC	116,335	$471,087
	Volution Group PLC	118,630	803,799
	Vp PLC	17,118	226,017
*Ω	Watches of Switzerland Group PLC	279,172	4,863,590
	Watkin Jones PLC	265,035	949,017
	Weir Group PLC	186,619	4,394,144
*	WH Smith PLC	374,683	8,406,190
*	Whitbread PLC	307,776	12,664,233
	Wickes Group PLC	1,884,611	5,207,977
	Wilmington PLC	150,471	486,055
	Wincanton PLC	363,823	1,899,443
#*Ω	Wizz Air Holdings PLC	2,007	110,007
#	WPP PLC, Sponsored ADR	130,145	10,139,597
	WPP PLC	1,993,040	31,251,896
#*	Xaar PLC	225,845	658,325
	XP Power Ltd.	23,267	1,529,938
	Young & Co's Brewery PLC, Class A	11,705	238,183
	Zotefoams PLC	1,828	8,916
TOTAL UNITED KINGDOM			4,370,848,127
UNITED STATES — (0.0%)
*	Arko Corp.	84,903	691,029
*	Block, Inc.	8,131	927,950
	Clean Seas Seafood Ltd.	6,579	2,745
	Jackson Financial, Inc., Class A	22,533	864,591
TOTAL UNITED STATES			2,486,315
TOTAL COMMON STOCKS			33,134,652,304
PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	21,694	21,321
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	12,168,562
	Biotest AG	46,560	1,924,929
	Draegerwerk AG & Co. KGaA	44,588	2,590,297
	Fuchs Petrolub SE	243,268	10,512,865
	Henkel AG & Co. KGaA	63,247	5,172,875
	Jungheinrich AG	343,204	14,675,862
	Porsche Automobil Holding SE	252,720	23,666,956
	Sartorius AG	58,003	31,314,508
	Schaeffler AG	399,694	2,971,116
	Sixt SE	90,052	8,136,240
	STO SE & Co. KGaA	6,112	1,533,923
	Villeroy & Boch AG	61,622	1,659,942
	Volkswagen AG	363,964	75,803,579
TOTAL GERMANY			192,131,654
TOTAL PREFERRED STOCKS			192,152,975
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,654	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	202,486	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»

CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	16,196	$152,895
*	Pan American Silver Corp. Rights 02/22/29	93,000	66,030
TOTAL CANADA			218,925
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	54,339	523
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	66,474	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	1,230,390	18,215
TOTAL SINGAPORE			18,215
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	643,322	322,198
#*	Sacyr SA Rights 02/02/22	2,262,263	124,535
TOTAL SPAIN			446,733
SWEDEN — (0.0%)
*	Oscar Properties Holding AB Warrants	13,265	3,898
TOTAL RIGHTS/WARRANTS			688,294
TOTAL INVESTMENT SECURITIES (Cost $25,388,134,275)			33,327,493,573

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	123,322,471	1,426,717,661
TOTAL INVESTMENTS — (100.0%)
(Cost $26,814,730,189)^^			$34,754,211,234
As of January 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,304	03/18/22	$306,602,986	$293,677,100	$(12,925,886)
Total Futures Contracts			$306,602,986	$293,677,100	$(12,925,886)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$141,910,229	$1,969,818,610	—	$2,111,728,839
Austria	73,408	201,848,688	—	201,922,096
Belgium	9,323,622	375,519,323	—	384,842,945
Canada	3,669,319,520	7,948,252	—	3,677,267,772

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	—	$3,048,539	—	$3,048,539
Denmark	$59,450,913	685,217,072	—	744,667,985
Finland	14,786,857	557,267,491	—	572,054,348
France	42,351,072	2,708,144,793	$25,401	2,750,521,266
Germany	97,065,788	2,199,898,463	—	2,296,964,251
Hong Kong	502,719	779,259,980	552,278	780,314,977
Ireland	53,506,485	208,972,189	—	262,478,674
Israel	41,486,455	318,597,653	—	360,084,108
Italy	22,137,708	809,827,278	—	831,964,986
Japan	156,643,093	7,157,680,317	—	7,314,323,410
Netherlands	182,055,210	1,142,541,272	—	1,324,596,482
New Zealand	232,601	143,209,449	—	143,442,050
Norway	15,920,656	299,903,895	—	315,824,551
Portugal	368,670	85,305,182	—	85,673,852
Singapore	6,847	282,925,993	474,764	283,407,604
Spain	8,468,843	689,417,613	—	697,886,456
Sweden	2,856,825	1,130,844,692	—	1,133,701,517
Switzerland	138,070,494	2,346,530,660	—	2,484,601,154
United Kingdom	842,581,026	3,528,267,076	25	4,370,848,127
United States	1,792,541	693,774	—	2,486,315
Preferred Stocks
Australia	—	21,321	—	21,321
Germany	1,924,929	190,206,725	—	192,131,654
Rights/Warrants
Canada	—	218,925	—	218,925
Hong Kong	—	523	—	523
Singapore	—	18,215	—	18,215
Spain	—	446,733	—	446,733
Sweden	—	3,898	—	3,898
Securities Lending Collateral	—	1,426,717,661	—	1,426,717,661
Futures Contracts**	(12,925,886)	—	—	(12,925,886)
TOTAL	$5,489,910,625	$29,250,322,255	$1,052,468^	$34,741,285,348
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (98.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,257,249,064
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,772,717,516
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,710,132,667
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,333,888,529
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,315,228,281
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,389,216,057

	Shares
TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $175,188,460)	175,188,460	175,188,460
TOTAL INVESTMENTS — (100.0%) (Cost $10,357,713,625)^^		$12,564,404,517
As of January 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	805	03/18/22	$184,190,241	$181,296,062	$(2,894,179)
Total Futures Contracts			$184,190,241	$181,296,062	$(2,894,179)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,389,216,057	—	—	$12,389,216,057
Temporary Cash Investments	175,188,460	—	—	175,188,460
Futures Contracts**	(2,894,179)	—	—	(2,894,179)
TOTAL	$12,561,510,338	—	—	$12,561,510,338
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,265,160	$55,198,948
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,709,882
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		11,688,550
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,152,938
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,776,938
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,966,828
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,960,877
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $82,737,965)^^		$94,454,961
Summary of the Portfolio’s investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$94,454,961	—	—	$94,454,961
TOTAL	$94,454,961	—	—	$94,454,961

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$348,595,122
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$348,595,122
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$340,463,501
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$340,463,501
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$33,383,507
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$33,383,507
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$876,940,514
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$876,940,514
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.8%)
AUSTRALIA — (19.2%)
	360 Capital Group Ltd.	140,572	$77,525
	Abacus Property Group	5,523,712	13,499,100
	Arena REIT	4,255,293	14,183,764
#	Aspen Group Ltd.	1,307,817	1,434,380
#	Australian Unity Office Fund	317,893	507,972
	Aventus Group	3,481,895	7,975,874
	BWP Trust	5,156,524	14,543,851
#	Carindale Property Trust	259,869	870,612
	Centuria Capital Group	1,332,101	2,830,839
	Centuria Industrial REIT	6,959,050	18,816,813
	Centuria Office REIT	6,252,416	9,577,101
	Charter Hall Group	5,517,952	66,093,234
#	Charter Hall Long Wale REIT	6,658,092	22,775,742
	Charter Hall Retail REIT	5,868,912	16,746,550
	Charter Hall Social Infrastructure REIT	5,320,166	14,494,729
	Cromwell Property Group	15,941,014	9,509,896
	Dexus	12,637,131	91,997,200
	Dexus Convenience Retail REIT	527,959	1,271,033
#	Dexus Industria REIT	2,867,317	6,342,772
	Garda Property Group	280,209	317,908
	GDI Property Group	6,397,526	4,673,063
	Goodman Group	19,429,477	320,814,192
	GPT Group	22,746,464	80,605,606
††	GPT Group	38,018,670	126,341
	Growthpoint Properties Australia Ltd.	3,381,014	9,447,651
	Hotel Property Investments	2,208,182	5,407,980
	Ingenia Communities Group	5,940,167	23,230,192
#	Irongate Group	2,884,555	3,775,566
	Mirvac Group	46,072,206	85,379,357
	National Storage REIT	14,845,816	26,025,668
	Scentre Group	60,468,618	125,541,666
	Shopping Centres Australasia Property Group	12,278,461	24,531,095
	Stockland	27,875,072	80,347,873
	Vicinity Centres	46,706,100	54,146,768
	Waypoint REIT Ltd.	8,469,507	16,268,455
TOTAL AUSTRALIA			1,174,188,368
BELGIUM — (3.9%)
	Aedifica SA	389,326	46,825,355
	Ascencio	23,790	1,422,440
	Befimmo SA	368,146	13,802,737
#	Care Property Invest NV	204,444	5,815,784
	Cofinimmo SA	348,389	51,394,575
	Home Invest Belgium SA	5,214	727,404
	Intervest Offices & Warehouses NV	330,549	10,141,378
	Montea NV	126,177	17,453,471
	Nextensa	33,219	2,749,904
	Retail Estates NV	125,964	10,145,136
	Warehouses De Pauw CVA	1,634,494	70,318,122
	Wereldhave Belgium Comm VA	44,176	2,583,531
	Xior Student Housing NV	121,426	6,646,810
TOTAL BELGIUM			240,026,647

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (5.8%)
	Allied Properties Real Estate Investment Trust	665,744	$23,426,605
#	Artis Real Estate Investment Trust	990,953	9,471,800
	Automotive Properties Real Estate Investment Trust	269,757	3,045,284
#	Boardwalk Real Estate Investment Trust	277,862	12,227,983
	BSR Real Estate Investment Trust	127,474	2,244,817
#	BTB Real Estate Investment Trust	558,910	1,756,555
#	Canadian Apartment Properties REIT	915,555	40,269,583
#	Choice Properties Real Estate Investment Trust	1,729,229	19,738,912
#	Cominar Real Estate Investment Trust	1,148,034	10,557,776
#	Crombie Real Estate Investment Trust	509,502	6,938,190
#	CT Real Estate Investment Trust	543,613	7,248,744
#	Dream Industrial Real Estate Investment Trust	1,359,811	16,869,936
#	Dream Office Real Estate Investment Trust	415,467	8,033,811
	European Residential Real Estate Investment Trust	88,492	297,955
#	First Capital Real Estate Investment Trust	1,220,921	17,058,221
#	Granite Real Estate Investment Trust	389,241	29,543,305
#	H&R Real Estate Investment Trust	1,508,206	15,329,445
#	Inovalis Real Estate Investment Trust	268,324	2,087,656
	InterRent Real Estate Investment Trust	746,709	9,363,601
	Killam Apartment Real Estate Investment Trust	653,251	11,239,114
Ω	Minto Apartment Real Estate Investment Trust	169,534	2,936,820
	Morguard North American Residential Real Estate Investment Trust	296,673	4,088,983
#	Morguard Real Estate Investment Trust	393,815	1,672,974
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,267,366	13,340,170
#	Plaza Retail REIT	575,295	2,113,540
#	Primaris REIT	377,052	4,203,139
#	PRO Real Estate Investment Trust	311,926	1,678,460
#	RioCan Real Estate Investment Trust	1,631,955	28,411,410
#	Slate Grocery REIT, Class U	322,328	3,798,508
#	Slate Office REIT	555,554	2,198,353
#	SmartCentres Real Estate Investment Trust	811,997	19,636,383
#	Summit Industrial Income REIT	1,057,128	17,963,234
	True North Commercial Real Estate Investment Trust	654,716	3,723,870
TOTAL CANADA			352,515,137
CHINA — (0.2%)
	China Merchants Commercial Real Estate Investment Trust	237,000	83,493
	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	2,073,354
	Yuexiu Real Estate Investment Trust	24,968,250	10,468,620
TOTAL CHINA			12,625,467
FRANCE — (3.7%)
*	Acanthe Developpement SA	216,361	125,071
#	Altarea SCA	41,708	7,433,620
	ARGAN SA	53,255	6,712,225
	Carmila SA	403,495	6,710,825
	Covivio	548,662	45,817,753
#	Covivio Hotels SACA	1,523	28,657
	Gecina SA	491,859	66,741,443
#	ICADE	332,526	24,010,524
#	Klepierre SA	2,131,904	56,704,909
	Mercialys SA	1,031,635	11,436,184
	Societe de la Tour Eiffel	49,064	1,616,624
	Vitura SA	18,365	726,021
TOTAL FRANCE			228,063,856

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
GERMANY — (0.2%)
	Hamborner REIT AG	1,246,454	$13,711,456
HONG KONG — (4.3%)
	Champion REIT	23,113,012	11,629,752
	Fortune Real Estate Investment Trust	16,705,000	17,227,745
	Link REIT	25,086,127	215,377,156
	Prosperity REIT	17,231,000	6,698,535
	Regal Real Estate Investment Trust	9,717,000	1,797,756
	Sunlight Real Estate Investment Trust	13,734,000	7,474,519
TOTAL HONG KONG			260,205,463
IRELAND — (0.4%)
	Hibernia REIT PLC	8,705,666	12,434,672
	Irish Residential Properties REIT PLC	5,562,450	10,473,896
TOTAL IRELAND			22,908,568
ITALY — (0.1%)
#Ω	COIMA RES SpA	141,114	1,154,418
#*	Immobiliare Grande Distribuzione SIIQ SpA	895,258	4,167,722
TOTAL ITALY			5,322,140
JAPAN — (23.2%)
	Activia Properties, Inc.	7,479	25,315,282
#	Advance Residence Investment Corp.	15,581	45,937,329
#	AEON REIT Investment Corp.	18,277	23,246,537
	Comforia Residential REIT, Inc.	6,975	18,710,707
	CRE Logistics REIT, Inc.	6,377	11,080,526
	Daiwa House REIT Investment Corp.	25,883	77,104,583
	Daiwa Office Investment Corp.	3,681	23,064,051
	Daiwa Securities Living Investments Corp.	20,496	20,056,204
	ESCON Japan Reit Investment Corp.	1,021	1,199,758
#	Frontier Real Estate Investment Corp.	5,394	22,761,545
	Fukuoka REIT Corp.	7,047	9,908,933
	Global One Real Estate Investment Corp.	10,361	10,207,539
	GLP J-Reit	50,449	81,203,317
	Hankyu Hanshin REIT, Inc.	6,796	8,802,064
	Health Care & Medical Investment Corp.	3,560	4,067,397
	Heiwa Real Estate REIT, Inc.	9,884	12,158,684
	Hoshino Resorts REIT, Inc.	2,710	15,313,069
	Hulic Reit, Inc.	14,125	20,302,374
	Ichigo Hotel REIT Investment Corp.	3,041	2,048,444
	Ichigo Office REIT Investment Corp.	13,412	9,576,559
#	Industrial & Infrastructure Fund Investment Corp.	22,033	36,939,165
	Invincible Investment Corp.	70,571	22,230,608
	Itochu Advance Logistics Investment Corp.	4,584	6,252,832
	Japan Excellent, Inc.	13,703	15,759,204
	Japan Hotel REIT Investment Corp.	49,849	24,301,938
#	Japan Logistics Fund, Inc.	9,216	25,545,194
	Japan Metropolitan Fund Invest	83,570	70,425,492
	Japan Prime Realty Investment Corp.	9,136	29,844,961
	Japan Real Estate Investment Corp.	14,022	77,106,210
	Kenedix Office Investment Corp.	4,842	29,399,693
#	Kenedix Residential Next Investment Corp.	10,569	18,424,814
	Kenedix Retail REIT Corp.	6,338	14,835,369
	LaSalle Logiport REIT	18,520	29,626,066
	Marimo Regional Revitalization REIT, Inc.	1,858	2,054,122
	Mirai Corp.	19,873	8,353,137
	Mitsubishi Estate Logistics REIT Investment Corp.	2,792	10,969,676

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Fudosan Logistics Park, Inc.	5,909	$29,102,968
#	Mori Hills REIT Investment Corp.	17,192	21,090,880
	Mori Trust Hotel Reit, Inc.	3,802	3,909,482
	Mori Trust Sogo Reit, Inc.	10,991	13,314,835
	Nippon Accommodations Fund, Inc.	5,075	27,477,173
	Nippon Building Fund, Inc.	17,814	103,163,336
	Nippon Prologis REIT, Inc.	22,442	70,024,357
	NIPPON REIT Investment Corp.	5,124	17,265,608
	Nomura Real Estate Master Fund, Inc.	47,369	65,721,299
	NTT UD REIT Investment Corp.	14,726	19,805,068
	One REIT, Inc.	2,880	7,471,794
	Ooedo Onsen Reit Investment Corp.	3,186	1,708,567
	Orix JREIT, Inc.	31,918	45,804,072
	Samty Residential Investment Corp.	3,856	3,922,243
	Sankei Real Estate, Inc.	1,827	1,828,092
	Sekisui House Reit, Inc.	45,915	31,273,201
	SOSiLA Logistics REIT, Inc.	4,021	5,628,159
	Star Asia Investment Corp.	18,427	9,697,451
	Starts Proceed Investment Corp.	3,853	7,222,300
	Takara Leben Real Estate Investment Corp.	6,471	6,543,253
#	Tokyu REIT, Inc.	9,284	15,000,763
	Tosei Reit Investment Corp.	3,956	4,475,947
	United Urban Investment Corp.	36,884	43,580,459
	XYMAX REIT Investment Corp.	2,400	2,594,359
TOTAL JAPAN			1,421,759,049
MALAYSIA — (0.4%)
	Al-'Aqar Healthcare REIT	191,600	51,749
	AmanahRaya Real Estate Investment Trust	294,900	47,637
	AmFIRST Real Estate Investment Trust	1,788,940	162,842
#	Axis Real Estate Investment Trust	9,650,598	4,291,107
	Capitaland Malaysia Mall Trust	13,340,903	1,833,436
#	IGB Real Estate Investment Trust	16,533,600	6,080,363
#	KLCCP Stapled Group	2,985,900	4,570,390
#	Pavilion Real Estate Investment Trust	2,760,800	831,826
	Sentral REIT	2,814,300	626,183
	Sunway Real Estate Investment Trust	16,933,400	5,623,458
#	YTL Hospitality REIT	6,627,800	1,433,614
TOTAL MALAYSIA			25,552,605
MEXICO — (1.4%)
#*	Asesor de Activos Prisma SAPI de CV	9,608,950	1,667,638
#	Concentradora Fibra Danhos SA de CV	3,346,804	3,609,967
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	1,178,858
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	442,018
	Fibra Uno Administracion SA de CV	33,637,769	34,570,521
Ω	Macquarie Mexico Real Estate Management SA de CV	13,687,872	16,018,287
#	PLA Administradora Industrial S de RL de CV	10,523,078	14,783,731
#	Prologis Property Mexico SA de CV	4,634,587	11,570,740
TOTAL MEXICO			83,841,760
NETHERLANDS — (2.5%)
#*	Eurocommercial Properties NV	647,370	15,654,970
	NSI NV	271,283	11,249,275
#*	Unibail-Rodamco-Westfield	6,567,037	24,929,324
*	Unibail-Rodamco-Westfield	1,117,588	85,157,091
	Vastned Retail NV	216,481	6,059,779

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Wereldhave NV	488,306	$7,502,486
TOTAL NETHERLANDS			150,552,925
NEW ZEALAND — (1.3%)
	Argosy Property Ltd.	10,344,367	10,177,551
	Goodman Property Trust	12,503,559	20,451,080
	Kiwi Property Group Ltd.	18,140,740	13,589,420
	Precinct Properties New Zealand Ltd.	13,063,387	13,879,455
#	Property for Industry Ltd.	2,963,494	5,397,945
#	Stride Property Group	4,065,276	5,360,907
#	Vital Healthcare Property Trust	4,526,027	9,279,889
TOTAL NEW ZEALAND			78,136,247
SINGAPORE — (9.2%)
	AIMS APAC REIT	8,084,454	8,333,711
	ARA LOGOS Logistics Trust	19,590,343	11,985,021
*	ARA U.S. Hospitality Trust	143,100	69,597
	Ascendas Real Estate Investment Trust	39,773,880	81,569,914
#	Ascott Residence Trust	22,293,621	16,891,748
#	CapitaLand China Trust	13,057,500	11,445,202
	CapitaLand Integrated Commercial Trust	53,034,811	76,460,067
	CDL Hospitality Trusts	12,458,080	10,483,369
#	EC World Real Estate Investment Trust	2,427,600	1,295,414
	Elite Commercial	9,600	8,534
	ESR-REIT	33,607,067	10,588,633
	Far East Hospitality Trust	10,499,921	4,327,021
#	First Real Estate Investment Trust	16,543,503	3,748,069
#	Frasers Centrepoint Trust	11,106,958	18,646,568
#	Frasers Hospitality Trust	4,581,200	1,512,612
	Frasers Logistics & Commercial Trust	30,948,033	31,484,913
#	IREIT Global	2,054,181	965,440
	Keppel DC REIT	16,862,883	26,768,028
	Keppel Pacific Oak U.S. REIT	7,163,500	5,305,696
	Keppel REIT	20,137,226	16,783,367
	Lendlease Global Commercial	3,191,100	1,943,905
#	Lippo Malls Indonesia Retail Trust	59,204,079	2,326,180
	Manulife U.S. Real Estate Investment Trust	16,030,586	10,363,068
	Mapletree Commercial Trust	23,444,906	31,381,361
	Mapletree Industrial Trust	23,655,590	44,065,832
	Mapletree Logistics Trust	34,692,447	43,661,200
	Mapletree North Asia Commercial Trust	27,104,500	21,740,941
	OUE Commercial Real Estate Investment Trust	14,877,855	4,520,954
	Parkway Life Real Estate Investment Trust	4,403,600	15,661,352
	Prime U.S. REIT	2,012,200	1,561,509
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,475,484	3,416,972
#	Sasseur Real Estate Investment Trust	2,352,500	1,387,264
#	SPH REIT	8,389,500	5,977,352
	Starhill Global REIT	22,998,200	10,589,573
	Suntec Real Estate Investment Trust	21,863,400	24,692,088
TOTAL SINGAPORE			561,962,475
SOUTH AFRICA — (1.8%)
#*	Attacq Ltd.	4,606,712	2,318,106
#	Equites Property Fund Ltd.	5,342,256	7,451,680
	Fairvest Ltd. B REIT	4,926,820	1,117,328
	Growthpoint Properties Ltd.	39,418,690	37,463,874
	Hyprop Investments Ltd.	4,503,690	10,578,591
	Investec Property Fund Ltd.	4,489,244	3,557,535

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Octodec Investments Ltd.	456,880	$258,195
#	Redefine Properties Ltd.	68,066,311	18,111,294
#	Resilient REIT Ltd.	4,477,769	17,613,490
#	SA Corporate Real Estate Ltd.	30,765,923	4,797,338
#	Vukile Property Fund Ltd.	10,449,056	8,085,798
TOTAL SOUTH AFRICA			111,353,229
SOUTH KOREA — (0.0%)
	E KOCREF CR-REIT Co. Ltd.	54,162	261,172
	IGIS Value Plus REIT Co. Ltd.	20,178	94,196
	Koramco Energy Plus Reit	32,190	166,086
	Shinhan Alpha REIT Co. Ltd.	44,531	297,842
TOTAL SOUTH KOREA			819,296
SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	3,167,975	27,974,620
	Lar Espana Real Estate Socimi SA	989,973	5,984,792
	Merlin Properties Socimi SA	4,304,183	48,656,545
TOTAL SPAIN			82,615,957
TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	7,043,122
	Cathay No 2 REIT	4,104,000	2,900,278
	Fubon No 1 REIT	1,279,000	829,879
	Fubon No 2 REIT	4,032,000	2,311,667
	Shin Kong No.1 REIT	4,824,000	3,382,727
TOTAL TAIWAN			16,467,673
TURKEY — (0.2%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	4,644,280	1,428,372
*	AKIS Gayrimenkul Yatirimi AS	4,858,927	607,433
	Alarko Gayrimenkul Yatirim Ortakligi AS	488,389	1,289,616
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,691,253	3,209,659
	Halk Gayrimenkul Yatirim Ortakligi AS	1,239,930	236,713
*	Is Gayrimenkul Yatirim Ortakligi AS	7,449,273	2,593,943
*	Nurol Gayrimenkul Yatirim Ortakligi AS	339,953	145,575
*	Ozak Gayrimenkul Yatirim Ortakligi	1,504,018	801,398
	Panora Gayrimenkul Yatirim Ortakligi	791,103	593,599
#*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,677,304	593,019
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,688,629	1,255,151
	Yeni Gimat Gayrimenkul Ortakligi AS	331,847	528,490
TOTAL TURKEY			13,282,968
UNITED KINGDOM — (15.4%)
	Assura PLC	27,206,948	24,608,027
	Big Yellow Group PLC	2,107,555	42,524,785
	British Land Co. PLC	9,738,342	72,818,765
	Capital & Counties Properties PLC	6,651,346	15,470,742
*	Capital & Regional PLC	5,467	4,694
#	Civitas Social Housing PLC	4,221,318	5,487,940
	Custodian REIT PLC	2,105,090	3,001,113
	Derwent London PLC	1,153,961	53,320,628
	Ediston Property Investment Co. PLC	686,620	794,662
	Empiric Student Property PLC	5,687,455	6,673,648
	Great Portland Estates PLC	2,722,300	28,205,603
#	Hammerson PLC	63,917,312	33,695,182

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Impact Healthcare REIT PLC	839,351	$1,302,450
	Impact Healthcare REIT PLC	104,918	1,975
*	Intu Properties PLC	13,154,625	0
	Land Securities Group PLC	7,774,249	83,498,841
	LondonMetric Property PLC	11,625,330	41,886,976
	Lxi Reit PLC	445,223	29,939
	LXI REIT PLC	3,910,039	7,757,458
	McKay Securities PLC	522,202	1,594,834
	NewRiver REIT PLC	4,179,678	5,183,026
	Primary Health Properties PLC	15,100,544	29,286,404
	PRS REIT PLC	221,907	301,674
Ω	Regional REIT Ltd.	3,938,718	4,738,163
	Safestore Holdings PLC	2,703,792	46,357,522
	Schroder Real Estate Investment Trust Ltd.	4,577,210	3,362,623
	Secure Income REIT PLC	1,446,156	8,232,847
	Segro PLC	14,012,147	247,030,666
#	Shaftesbury PLC	2,296,152	19,279,867
	Standard Life Investment Property Income Trust Ltd.	3,666,973	4,071,171
	Target Healthcare REIT PLC	3,032,225	4,689,515
	Tritax Big Box REIT PLC	22,688,632	72,776,971
	UNITE Group PLC	3,953,553	55,315,112
	Workspace Group PLC	1,846,898	21,103,754
TOTAL UNITED KINGDOM			944,407,577
TOTAL COMMON STOCKS Cost ($5,237,197,006)			5,800,318,863

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	27,425,825	317,289,372
TOTAL INVESTMENTS — (100.0%)
(Cost $5,554,462,377)^^			$6,117,608,235
As of January 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	194	03/18/22	$46,353,154	$43,691,225	$(2,661,929)
Total Futures Contracts			$46,353,154	$43,691,225	$(2,661,929)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$507,972	$1,173,554,055	$126,341	$1,174,188,368
Belgium	—	240,026,647	—	240,026,647
Canada	352,515,137	—	—	352,515,137
China	—	12,625,467	—	12,625,467
France	—	228,063,856	—	228,063,856

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$13,711,456	—	$13,711,456
Hong Kong	—	260,205,463	—	260,205,463
Ireland	—	22,908,568	—	22,908,568
Italy	—	5,322,140	—	5,322,140
Japan	—	1,421,759,049	—	1,421,759,049
Malaysia	—	25,552,605	—	25,552,605
Mexico	$83,841,760	—	—	83,841,760
Netherlands	—	150,552,925	—	150,552,925
New Zealand	—	78,136,247	—	78,136,247
Singapore	—	561,962,475	—	561,962,475
South Africa	—	111,353,229	—	111,353,229
South Korea	—	819,296	—	819,296
Spain	—	82,615,957	—	82,615,957
Taiwan	—	16,467,673	—	16,467,673
Turkey	—	13,282,968	—	13,282,968
United Kingdom	—	944,407,577	—	944,407,577
Securities Lending Collateral	—	317,289,372	—	317,289,372
Futures Contracts**	(2,661,929)	—	—	(2,661,929)
TOTAL	$434,202,940	$5,680,617,025	$126,341^	$6,114,946,306
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value†
COMMON STOCKS — (57.7%)
UNITED STATES — (57.7%)
	Acadia Realty Trust	400,826	$7,932,347
	Agree Realty Corp.	286,822	18,752,422
	Alexander's, Inc.	10,359	2,727,214
	Alexandria Real Estate Equities, Inc.	600,007	116,905,364
	Alpine Income Property Trust, Inc.	2,374	46,768
	American Assets Trust, Inc.	233,497	8,398,887
	American Campus Communities, Inc.	585,284	30,586,942
	American Finance Trust, Inc.	209,568	1,731,032
	American Homes 4 Rent, Class A	1,198,179	46,884,760
	American Tower Corp.	1,888,390	474,930,085
	Americold Realty Trust	64,340	1,830,473
	Apartment Income REIT Corp.	646,305	34,137,833
*	Apartment Investment & Management Co., Class A	669,779	4,708,547
	Apple Hospitality REIT, Inc.	997,783	16,094,240
	AvalonBay Communities, Inc.	595,358	145,404,284
	Bluerock Residential Growth REIT, Inc.	117,283	3,113,864
	Boston Properties, Inc.	631,669	70,797,462
#*	Braemar Hotels & Resorts, Inc.	166,427	890,384
	Brandywine Realty Trust	780,597	10,038,477
	Brixmor Property Group, Inc.	1,242,580	31,511,829
	BRT Apartments Corp.	20,441	453,586
	Camden Property Trust	424,730	67,995,026
	CareTrust REIT, Inc.	440,507	9,343,153
	Cedar Realty Trust, Inc.	44,088	1,049,734
	Centerspace	61,170	5,834,395
*	Chatham Lodging Trust	218,251	2,896,191
	CIM Commercial Trust Corp.	2,013	15,581
	City Office REIT, Inc.	196,886	3,510,477
	Clipper Realty, Inc.	10,890	99,861
	Community Healthcare Trust, Inc.	97,118	4,403,330
*	CorePoint Lodging, Inc.	52,099	818,475
	Corporate Office Properties Trust	516,520	13,047,295
	Cousins Properties, Inc.	627,119	24,181,710
	Crown Castle International Corp.	1,795,362	327,671,519
#	CTO Realty Growth, Inc.	23,200	1,359,288
	CubeSmart	842,810	42,764,179
	CyrusOne, Inc.	516,104	46,371,944
*	DiamondRock Hospitality Co.	954,819	8,927,558
	Digital Realty Trust, Inc.	1,114,636	166,337,100
	Diversified Healthcare Trust	1,078,686	3,289,992
	Douglas Emmett, Inc.	738,184	23,046,104
	Duke Realty Corp.	1,595,075	92,163,434
	Easterly Government Properties, Inc.	381,061	7,990,849
	EastGroup Properties, Inc.	168,150	33,614,867
	Empire State Realty Trust, Inc., Class A	662,688	5,911,177
	EPR Properties	344,165	15,132,935
	Equinix, Inc.	372,518	270,038,298
*	Equity Commonwealth	347,295	9,043,562
	Equity LifeStyle Properties, Inc.	726,482	56,876,276
	Equity Residential	1,590,294	141,106,787
»	Esc War Ind	183,367	49,069
	Essential Properties Realty Trust, Inc.	543,106	14,419,464
	Essex Property Trust, Inc.	277,372	92,226,190
	Extra Space Storage, Inc.	562,241	111,430,544
	Federal Realty Investment Trust	306,103	39,025,071

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	First Industrial Realty Trust, Inc.	547,990	$33,306,832
	Four Corners Property Trust, Inc.	346,577	9,381,839
	Franklin Street Properties Corp.	470,776	2,612,807
	Gaming & Leisure Properties, Inc.	925,101	41,796,063
	Getty Realty Corp.	170,794	5,067,458
	Gladstone Commercial Corp.	145,505	3,374,261
	Global Medical REIT, Inc.	201,336	3,404,592
	Global Net Lease, Inc.	451,060	6,468,205
	Healthcare Realty Trust, Inc.	605,623	18,786,425
	Healthcare Trust of America, Inc., Class A	916,797	29,841,742
	Healthpeak Properties, Inc.	2,298,884	81,311,527
*	Hersha Hospitality Trust	167,441	1,510,318
	Highwoods Properties, Inc.	439,096	18,933,820
*	Host Hotels & Resorts, Inc.	2,972,127	51,536,682
	Hudson Pacific Properties, Inc.	676,343	15,981,985
	Independence Realty Trust, Inc.	476,515	10,955,083
	Indus Realty Trust, Inc.	800	62,840
	Industrial Logistics Properties Trust	295,423	6,774,052
	Invitation Homes, Inc.	2,420,656	101,619,133
#	Iron Mountain, Inc.	1,203,218	55,251,771
	JBG SMITH Properties	508,844	13,942,339
#	Kilroy Realty Corp.	440,825	28,212,800
	Kimco Realty Corp.	2,552,009	61,911,746
	Kite Realty Group Trust	1,010,287	21,094,793
	Lamar Advertising Co., Class A	362,565	40,157,699
	Life Storage, Inc.	325,915	43,982,162
	LTC Properties, Inc.	187,699	6,770,303
	LXP Industrial Trust	1,278,384	19,035,138
	Macerich Co.	741,410	12,262,921
	Medical Properties Trust, Inc.	2,444,699	55,641,349
	MGM Growth Properties LLC, Class A	655,840	25,499,059
	Mid-America Apartment Communities, Inc.	488,169	100,894,670
	Monmouth Real Estate Investment Corp.	406,971	8,542,321
	National Health Investors, Inc.	201,403	11,647,135
	National Retail Properties, Inc.	738,653	32,781,420
	National Storage Affiliates Trust	336,711	20,727,929
#	NETSTREIT Corp.	10,800	244,080
	NexPoint Residential Trust, Inc.	93,297	7,398,452
	Office Properties Income Trust	223,214	5,687,493
	Omega Healthcare Investors, Inc.	1,005,179	31,643,040
	One Liberty Properties, Inc.	72,690	2,217,045
*	Orion Office REIT, Inc.	227,540	3,786,266
	Outfront Media, Inc.	670,210	16,648,016
	Paramount Group, Inc.	850,936	7,394,634
*	Park Hotels & Resorts, Inc.	1,015,979	18,490,820
	Pebblebrook Hotel Trust	602,688	13,048,186
	Physicians Realty Trust	912,318	16,658,927
	Piedmont Office Realty Trust, Inc., Class A	576,916	10,246,028
	Plymouth Industrial REIT, Inc.	68,887	1,980,501
	Postal Realty Trust, Inc., Class A	1,100	19,668
	Preferred Apartment Communities, Inc.	113,896	1,899,785
	Prologis, Inc.	3,117,956	488,957,794
	PS Business Parks, Inc.	91,005	15,194,195
	Public Storage	665,891	238,741,900
	Realty Income Corp.	2,317,303	160,843,982
	Regency Centers Corp.	710,556	50,982,364
	Retail Opportunity Investments Corp.	554,821	10,280,833
	Retail Value, Inc.	79,396	250,099
	Rexford Industrial Realty, Inc.	594,593	43,506,370

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	RLJ Lodging Trust	759,682	$10,521,593
	RPT Realty	364,153	4,595,611
*	Ryman Hospitality Properties, Inc.	225,230	19,910,332
	Sabra Health Care REIT, Inc.	997,518	13,576,220
	Saul Centers, Inc.	57,643	2,846,411
	SBA Communications Corp.	465,813	151,594,183
#*	Seritage Growth Properties, Class A	170,722	1,768,680
	Service Properties Trust	747,332	6,389,689
	Simon Property Group, Inc.	1,393,026	205,053,427
	SITE Centers Corp.	773,552	11,456,313
#	SL Green Realty Corp.	300,271	21,775,652
	Spirit Realty Capital, Inc.	495,652	23,523,653
	STAG Industrial, Inc.	674,324	28,813,865
	STORE Capital Corp.	1,063,612	33,727,137
*	Summit Hotel Properties, Inc.	488,395	4,600,681
	Sun Communities, Inc.	469,394	88,696,690
*	Sunstone Hotel Investors, Inc.	1,001,010	11,321,423
	Tanger Factory Outlet Centers, Inc.	469,705	7,989,682
	Terreno Realty Corp.	296,223	22,148,594
	UDR, Inc.	1,278,370	72,662,551
	UMH Properties, Inc.	171,316	4,043,058
	Uniti Group, Inc.	672,165	8,106,310
	Universal Health Realty Income Trust	59,560	3,472,348
	Urban Edge Properties	553,459	10,095,092
	Urstadt Biddle Properties, Inc.	6,002	106,055
	Urstadt Biddle Properties, Inc., Class A	129,339	2,546,685
	Ventas, Inc.	1,657,835	87,898,431
*	Veris Residential, Inc.	431,009	7,111,649
	VICI Properties, Inc.	1,429,688	40,917,671
	Vornado Realty Trust	685,337	28,105,670
	Washington Real Estate Investment Trust	384,852	9,475,056
	Welltower, Inc.	1,786,156	154,734,694
	Whitestone REIT	191,976	1,960,075
	WP Carey, Inc.	761,497	59,092,167
*	Xenia Hotels & Resorts, Inc.	518,515	8,991,050
TOTAL UNITED STATES			5,986,698,330
PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
#	Brookfield Property Preferred LP, 6.250%	49,085	1,225,652
AFFILIATED INVESTMENT COMPANIES — (41.2%)
UNITED STATES — (41.2%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	812,842,155	3,641,532,852
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,313,521	634,655,551
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			4,276,188,403
TOTAL INVESTMENT SECURITIES (Cost $8,366,750,573)			10,264,112,385

SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	9,484,691	109,728,393
TOTAL INVESTMENTS — (100.0%)
(Cost $8,476,467,177)^^			$10,373,840,778

DFA Global Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,986,649,261	$49,069	—	$5,986,698,330
Preferred Stocks
United States	1,225,652	—	—	1,225,652
Affiliated Investment Companies	4,276,188,403	—	—	4,276,188,403
Securities Lending Collateral	—	109,728,393	—	109,728,393
TOTAL	$10,264,063,316	$109,777,462	—	$10,373,840,778

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (7.1%)
*	A2B Australia Ltd.	467,397	$397,879
	Accent Group Ltd.	809,164	1,164,171
	Acrow Formwork & Construction Services Ltd.	3,368	1,020
	Adbri Ltd.	1,041,095	2,170,138
*	Ainsworth Game Technology Ltd.	826,328	732,203
*	Alliance Aviation Services Ltd.	176,146	486,188
*	Allkem Ltd.	513,689	3,344,965
#*	AMA Group Ltd.	1,109,869	340,624
*	AMP Ltd.	5,837,332	3,638,578
	Ansell Ltd.	145,239	2,761,274
#*	Aurelia Metals Ltd.	6,747,164	2,018,896
	Austal Ltd.	1,351,552	1,927,873
	Austin Engineering Ltd.	656,808	121,208
*	Australian Agricultural Co. Ltd.	646,851	663,874
	Australian Pharmaceutical Industries Ltd.	9,949,481	10,708,070
#	Australian Vintage Ltd.	612,478	311,500
*	Australis Oil & Gas Ltd.	241,811	8,588
	Auswide Bank Ltd.	11,153	52,769
	AVJennings Ltd.	1,260,575	518,654
	Bank of Queensland Ltd.	6,051,146	32,916,695
	Bapcor Ltd.	1,058,950	5,306,000
	Base Resources Ltd.	547,352	126,192
*	BCI Minerals Ltd.	915,556	253,607
#	Beach Energy Ltd.	21,820,365	23,049,521
	Bega Cheese Ltd.	2,303,679	8,341,819
	Bell Financial Group Ltd.	14,154	16,721
#	Bravura Solutions Ltd.	418,052	641,302
	Brickworks Ltd.	460,493	7,400,849
	BWX Ltd.	1,239,715	2,981,543
*	Calima Energy Ltd.	207,103	35,394
	Capral Ltd.	7,874	50,056
	Cardno Ltd.	4,085	5,009
#*	Carnarvon Energy Ltd.	1,862,978	351,061
	CDS Technologies Ltd.	15,209	0
	Cedar Woods Properties Ltd.	786,440	2,869,354
	Challenger Ltd.	192,328	785,635
	Cleanaway Waste Management Ltd.	12,407,347	25,328,392
#*	Cooper Energy Ltd.	24,541,705	5,228,673
	CSR Ltd.	5,681,100	22,631,037
	Domain Holdings Australia Ltd.	246,877	829,674
	Downer EDI Ltd.	10,022,456	38,769,136
#*	Eclipx Group Ltd.	4,180,131	6,243,808
	Elanor Investor Group	54,745	80,174
	Elders Ltd.	601,380	4,650,343
#*	Electro Optic Systems Holdings Ltd.	52,661	77,829
	Emeco Holdings Ltd.	1,289,415	819,331
	Enero Group Ltd.	15,518	40,152
	EQT Holdings Ltd.	26,647	492,649
	Estia Health Ltd.	3,947,300	5,707,138
*	EVENT Hospitality & Entertainment Ltd.	1,249,514	11,938,172
	Finbar Group Ltd.	11,796	6,374
	Fleetwood Ltd.	1,205,608	1,978,148
*	G8 Education Ltd.	13,342,501	10,512,573
	Genworth Mortgage Insurance Australia Ltd.	5,197,007	8,984,143
	Gold Road Resources Ltd.	1,153,701	1,098,394

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	4,737,378	$24,472,239
	Grange Resources Ltd.	4,111,330	2,257,206
*	GTN Ltd.	74,832	29,695
	GUD Holdings Ltd.	72,304	632,547
	GWA Group Ltd.	568,261	1,019,071
	Healius Ltd.	8,592,526	27,200,096
#	HT&E Ltd.	3,985,891	5,302,413
#*	Humm Group Ltd.	6,021,172	3,560,636
	IGO Ltd.	9,788,261	82,818,568
	Iluka Resources Ltd.	182,145	1,354,417
	Insignia Financial Ltd.	10,755,241	26,973,049
	IVE Group Ltd.	840,249	982,422
*	Karoon Energy Ltd.	3,354,723	4,596,564
	Lednium Technology Pty Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,113,297	15,766,543
	Lycopodium Ltd.	75,993	260,380
	MACA Ltd.	6,613,402	3,363,896
	Macmahon Holdings Ltd.	8,442,434	1,077,397
*	Mayne Pharma Group Ltd.	288,320	51,150
#	McPherson's Ltd.	1,948,773	1,133,142
	Medusa Mining Ltd.	204,305	93,078
*	Metals X Ltd.	38,826	13,858
	Metcash Ltd.	180,101	505,452
#	Michael Hill International Ltd.	416,865	396,393
*	MMA Offshore Ltd.	453,615	130,222
	Monadelphous Group Ltd.	253,228	1,613,085
	Monash IVF Group Ltd.	3,448,984	2,469,706
	Money3 Corp. Ltd.	2,428,006	5,223,976
	Mount Gibson Iron Ltd.	11,029,402	3,294,190
#*	Myer Holdings Ltd.	10,979,397	3,425,820
	MyState Ltd.	918,013	3,234,330
	Navigator Global Investments Ltd.	2,377,975	2,718,757
#	New Hope Corp. Ltd.	3,322,571	5,352,324
	Nickel Mines Ltd.	409,869	420,976
	NICO Resources Ltd.	1,070	359
	Nine Entertainment Co. Holdings Ltd.	14,761,194	27,547,883
	NRW Holdings Ltd.	2,578,121	2,913,440
	Nufarm Ltd.	3,659,577	11,622,212
*	OM Holdings Ltd.	97,211	61,142
*	oOh!media Ltd.	4,232,731	4,854,012
	OZ Minerals Ltd.	2,529,418	43,878,121
	Pacific Current Group Ltd.	58,635	290,852
	Pact Group Holdings Ltd.	125,930	208,135
*	Pantoro Ltd.	76,928	16,552
	Peet Ltd.	2,865,153	2,293,922
#	Perenti Global Ltd.	11,959,067	6,550,701
	Perpetual Ltd.	132,090	3,087,189
	Perseus Mining Ltd.	19,148,864	20,015,319
	Premier Investments Ltd.	1,055,249	21,651,388
	Propel Funeral Partners Ltd.	129,988	404,461
#	Ramelius Resources Ltd.	7,605,255	7,289,317
*	Red 5 Ltd.	688,602	132,027
#*	Reject Shop Ltd.	256,319	1,112,408
	Reliance Worldwide Corp. Ltd.	1,208,652	4,463,562
#*	Resolute Mining Ltd.	3,587,849	728,345
*	Retail Food Group Ltd.	384,326	18,543
	Ridley Corp. Ltd.	6,764,916	6,764,031
	Sandfire Resources Ltd.	6,210,133	29,842,072
	Select Harvests Ltd.	2,488,706	9,553,811

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Senex Energy Ltd.	1,640,055	$5,354,237
	Servcorp Ltd.	404,613	980,238
	Service Stream Ltd.	1,631,982	904,559
	SG Fleet Group Ltd.	49,174	82,773
	Shaver Shop Group Ltd.	978,012	780,618
	Sigma Healthcare Ltd.	9,368,508	2,991,447
#*	Silver Lake Resources Ltd.	7,390,346	7,782,623
	Sims Ltd.	2,944,653	29,980,222
	Southern Cross Electrical Engineering Ltd.	131,707	51,756
	Southern Cross Media Group Ltd.	4,084,642	5,463,901
#*	Speedcast International Ltd.	59,723	0
	SRG Global Ltd.	302,123	96,673
	St Barbara Ltd.	2,371,981	2,078,331
*	Star Entertainment Grp Ltd.	10,806,748	26,397,876
	Sunland Group Ltd.	3,564,660	7,096,610
	Super Retail Group Ltd.	1,289,604	10,665,835
*	Superloop Ltd.	1,152,190	871,346
	Tassal Group Ltd.	5,138,520	12,830,766
	United Malt Grp Ltd.	6,317,799	18,660,022
	Virgin Australia Holdings Ltd.	39,419,376	0
#	Virtus Health Ltd.	1,562,575	8,019,351
	Vita Group Ltd.	880,890	212,151
Ω	Viva Energy Group Ltd.	7,119,305	10,853,005
*	Western Areas Ltd.	5,872,685	14,453,314
	Westgold Resources Ltd.	2,103,315	2,725,800
*	Whitehaven Coal Ltd.	10,791,320	20,661,866
TOTAL AUSTRALIA			888,954,092
AUSTRIA — (1.0%)
	Agrana Beteiligungs AG	365,568	7,103,563
Ω	BAWAG Group AG	271,633	16,302,099
	EVN AG	516,497	15,204,046
	Oberbank AG	20,261	2,139,311
	POLYTEC Holding AG	35,195	309,593
*	Porr AG	4,168	58,980
	Raiffeisen Bank International AG	1,287,501	36,188,106
	Strabag SE	337,184	14,512,896
	UNIQA Insurance Group AG	758,068	7,026,705
	Vienna Insurance Group AG Wiener Versicherung Gruppe	406,221	11,898,191
	voestalpine AG	355,454	11,817,115
	Zumtobel Group AG	109,378	996,313
TOTAL AUSTRIA			123,556,918
BELGIUM — (1.9%)
	Ackermans & van Haaren NV	315,559	60,910,724
*	AGFA-Gevaert NV	831,965	3,530,034
	Banque Nationale de Belgique	1,045	1,963,420
	Bekaert SA	880,845	41,009,293
	Cie d'Entreprises CFE	51,813	7,018,711
	Deceuninck NV	1,463,993	5,550,563
	D'ieteren Group	294,839	51,371,069
#*	Euronav NV	3,431,984	28,278,645
*	Galapagos NV	20,812	1,402,413
	Gimv NV	119,893	7,308,520
*	Greenyard NV	43,017	440,691
	Immobel SA	26,029	2,320,950
#*	Ontex Group NV	673,239	4,930,152
	Recticel SA	572,870	10,912,768

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Roularta Media Group NV	10,995	$226,953
	Sipef NV	93,925	5,980,726
*	Tessenderlo Group SA	100,415	3,911,479
	Viohalco SA	35,319	184,863
TOTAL BELGIUM			237,251,974
CANADA — (11.2%)
*	5N Plus, Inc.	26,834	48,342
#	Acadian Timber Corp.	107,097	1,600,789
*	Aclara Resources, Inc.	245,030	240,953
*	Advantage Energy Ltd.	1,584,333	8,575,079
	Aecon Group, Inc.	1,137,326	15,532,376
	AGF Management Ltd., Class B	1,204,370	7,011,240
*	Aimia, Inc.	9,812	43,612
#	Alamos Gold, Inc., Class A	7,346,873	50,110,049
#	Alaris Equity Partners Income	449,812	6,309,364
#*	Alcanna, Inc.	194,845	982,541
#	Algoma Central Corp.	307,731	4,173,609
	AltaGas Ltd.	1,028,072	21,117,067
	Amerigo Resources Ltd.	72,606	90,247
	Andrew Peller Ltd., Class A	30,065	189,214
	ARC Resources Ltd.	5,003,294	58,607,592
#*	Argonaut Gold, Inc.	2,889,015	5,181,886
	B2Gold Corp.	179,952	651,426
#	Birchcliff Energy Ltd.	5,369,420	26,484,886
	Black Diamond Group Ltd.	1,025,016	3,701,234
#*	Bonterra Energy Corp.	453,284	2,760,035
*	Calfrac Well Services Ltd.	6,402	27,348
#	Canaccord Genuity Group, Inc.	1,213,125	14,487,068
	Canadian Western Bank	1,903,542	57,848,269
#*	Canfor Corp.	537,567	12,213,299
*	Canfor Pulp Products, Inc.	39,503	186,149
#*	Capstone Mining Corp.	2,415,135	10,278,787
*	Cardinal Energy Ltd.	285,936	1,185,448
#	Cascades, Inc.	2,600,286	26,020,248
*	Celestica, Inc.	2,365,989	29,464,228
#	Centerra Gold, Inc.	4,753,942	38,371,117
	CES Energy Solutions Corp.	724,108	1,389,941
	Chesswood Group Ltd.	56,300	594,380
	China Gold International Resources Corp. Ltd.	3,341,437	8,937,486
*	Conifex Timber, Inc.	21,950	36,435
#	Corus Entertainment, Inc., Class B	2,646,955	10,474,125
#	Crescent Point Energy Corp.	7,833,403	50,466,903
*	Crew Energy, Inc.	1,934,649	5,631,280
	Dexterra Group, Inc.	300,973	1,955,740
#	Doman Building Materials Group Ltd.	178,123	1,168,663
#*	Dorel Industries, Inc., Class B	302,802	5,960,041
	DREAM Unlimited Corp., Class A	183,620	5,782,393
#	Dundee Precious Metals, Inc.	2,539,835	14,925,514
#	ECN Capital Corp.	1,446,107	6,074,980
	E-L Financial Corp. Ltd.	5,759	4,153,715
#*,*	Eldorado Gold Corp.	1,921,125	16,812,526
#	Endeavour Mining PLC	46,604	1,038,292
#	Enerflex Ltd.	1,658,670	9,394,976
*	Ensign Energy Services, Inc.	1,561,924	2,740,110
#*	Equinox Gold Corp.	6,029	34,576
#	Equitable Group, Inc.	506,013	28,088,170
	Exco Technologies Ltd.	326,069	2,521,542
	Firm Capital Mortgage Investment Corp.	84,310	954,428

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Fortuna Silver Mines, Inc.	1,724,236	$5,859,812
#	Freehold Royalties Ltd.	499,231	5,164,526
*	Frontera Energy Corp.	221,942	1,854,245
#*	GoldMoney, Inc.	8,200	12,192
#*	Gran Tierra Energy, Inc.	6,572,535	5,946,124
	Guardian Capital Group Ltd., Class A	67,395	1,988,210
*	Heroux-Devtek, Inc.	195,046	2,608,490
	High Liner Foods, Inc.	246,893	2,738,616
*	Home Capital Group, Inc.	1,308,749	37,085,426
#	Hudbay Minerals, Inc.	4,764,159	34,218,441
#*	i-80 Gold Corp.	12,262	25,659
	iA Financial Corp., Inc.	513,370	33,403,479
#*	IAMGOLD Corp.	9,060,394	22,095,914
#*	Imperial Metals Corp.	3,500	8,673
#	Interfor Corp.	865,339	25,786,918
#*	Kelt Exploration Ltd.	1,557,274	6,787,004
*	Knight Therapeutics, Inc.	293,115	1,279,777
#	KP Tissue, Inc.	7,820	65,026
#	Lassonde Industries, Inc., Class A	7,413	892,254
#	Laurentian Bank of Canada	1,153,788	40,155,435
	Leon's Furniture Ltd.	1,160	22,905
#*	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	937,607	51,964,295
	Magellan Aerospace Corp.	53,120	419,143
*	Major Drilling Group International, Inc.	34,242	224,392
#	Maple Leaf Foods, Inc.	263,998	6,421,601
#	Martinrea International, Inc.	2,408,407	19,856,119
#	Medical Facilities Corp.	155,000	1,241,317
*	MEG Energy Corp.	5,026,968	59,873,576
	Melcor Developments Ltd.	133,816	1,539,071
*	Mercator Minerals Ltd.	861,957	0
#	Mullen Group Ltd.	656,237	6,060,829
	Neo Performance Materials, Inc.	1,123	15,787
*	New Gold, Inc.	721,947	1,130,910
#*	NuVista Energy Ltd.	3,000,232	21,218,649
#*	Obsidian Energy Ltd.	7,600	55,902
#*	OceanaGold Corp.	11,665,815	17,987,647
#	Osisko Gold Royalties Ltd.	18,224	201,342
	Paramount Resources Ltd., Class A	862,315	16,952,560
#	Parex Resources, Inc.	1,342,697	28,561,953
#	Peyto Exploration & Development Corp.	2,336,404	18,306,717
#	Pizza Pizza Royalty Corp.	436,892	4,035,017
	Polaris Infrastructure, Inc.	308,959	3,881,584
#	PrairieSky Royalty Ltd.	1,654,793	21,297,576
*	Precision Drilling Corp.	230,789	10,033,408
#	Quarterhill, Inc.	1,242,916	2,503,139
#	Russel Metals, Inc.	214,436	5,350,989
*	Sabina Gold & Silver Corp.	11,600	12,320
#	Secure Energy Services, Inc.	548,742	2,607,404
*	ShawCor Ltd.	19,467	90,509
*	Sonde Resources Corp.	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	1,588,561	26,163,094
*	Surge Energy, Inc.	149,751	741,009
#	Tamarack Valley Energy Ltd.	1,855,435	7,196,078
	Tidewater Midstream & Infrastructure Ltd.	1,780,872	1,821,291
	Timbercreek Financial Corp.	809,100	6,065,943
*	Torex Gold Resources, Inc.	308,882	3,027,707
*	Total Energy Services, Inc.	507,793	2,724,422

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Tourmaline Oil Corp.	889,499	$31,713,090
	TransAlta Corp.	4,272,229	46,347,038
#	Transcontinental, Inc., Class A	968,968	16,084,038
*	TransGlobe Energy Corp.	275,488	819,326
*	Turquoise Hill Resources Ltd.	984,713	17,232,555
#*	Uni-Select, Inc.	317,848	5,928,628
#*,*	Vermilion Energy, Inc.	1,354,479	21,085,784
	VersaBank	35,929	416,625
	Wajax Corp.	125,597	2,274,510
#	Western Forest Products, Inc.	1,212,697	1,927,112
#	Whitecap Resources, Inc.	6,851,244	48,346,503
	Yamana Gold, Inc.	12,559,738	51,872,395
#*	Yangarra Resources Ltd.	406,155	603,889
TOTAL CANADA			1,404,863,637
CHINA — (0.0%)
#*	Goodbaby International Holdings Ltd.	12,212,000	1,729,974
*	Hanfeng Evergreen, Inc.	707,267	0
	Texhong Textile Group Ltd.	663,000	857,114
TOTAL CHINA			2,587,088
DENMARK — (2.7%)
	Alm Brand AS	8,265,280	15,670,081
	Columbus AS	60,494	87,186
	D/S Norden AS	404,539	9,207,987
*	Dfds AS	408,246	19,929,071
*	Drilling Co. of 1972 AS	62,097	2,422,172
#	FLSmidth & Co. AS	760,853	25,648,454
	GronlandsBANKEN AS	1,526	141,546
	H Lundbeck AS	147,477	3,752,398
*	H+H International AS, Class B	91,457	2,826,343
*	Harboes Bryggeri AS, Class B	24,521	296,602
*	Jyske Bank AS	1,148,051	67,622,779
	Matas AS	645,409	10,791,328
*	NKT AS	29,842	1,256,336
Ω	NNIT AS	9,126	133,879
	North Media AS	29,401	437,198
	Per Aarsleff Holding AS	490,918	22,119,932
	Ringkjoebing Landbobank AS	109,296	14,387,676
Ω	Scandinavian Tobacco Group AS, Class A	1,020,052	21,989,427
	Schouw & Co. AS	346,080	29,268,680
	Solar AS, Class B	44,549	4,776,742
	Spar Nord Bank AS	1,919,878	27,608,643
*	Sparekassen Sjaelland-Fyn AS	8,321	256,679
	Sydbank AS	1,542,083	54,431,694
	UIE PLC	11,125	3,056,686
TOTAL DENMARK			338,119,519
FINLAND — (2.4%)
	Aktia Bank Oyj	404,691	5,250,137
	Anora Group Oyj	30,429	345,466
	Aspo Oyj	58,617	728,261
	Atria Oyj	290,809	3,678,593
	Cargotec Oyj, Class B	839,496	41,913,546
	Fiskars Oyj Abp	222,308	5,531,020
	HKScan Oyj, Class A	460,227	834,699
	Kemira Oyj	2,588,577	38,049,751
	Konecranes Oyj	1,026,076	41,273,483

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Lassila & Tikanoja Oyj	21,402	$295,716
	Metsa Board Oyj, Class B	3,883,983	41,871,563
	Nokian Renkaat Oyj	605,021	20,455,735
	Oriola Oyj, Class A	5,285	12,810
	Oriola Oyj, Class B	282,848	695,457
*	Outokumpu Oyj	4,700,212	30,452,235
	Pihlajalinna Oyj	19,694	277,729
	Raisio Oyj, Class V	1,418,465	5,127,148
*	Rapala VMC Oyj	54,581	501,015
	Sanoma Oyj	213,928	3,231,169
	Scanfil Oyj	9,583	84,355
	Taaleri Oyj	12,526	161,790
	Teleste Oyj	52,756	323,703
Ω	Terveystalo Oyj	405,856	5,298,005
	TietoEVRY Oyj	1,373,817	40,880,021
	YIT Oyj	1,374,494	6,828,100
TOTAL FINLAND			294,101,507
FRANCE — (4.2%)
	AKWEL	151,605	3,756,947
#Ω	ALD SA	257,716	3,861,989
	Altamir	343,540	9,666,732
	Assystem SA	45,186	1,932,393
	Axway Software SA	11,008	215,990
*	Beneteau SA	19,994	333,369
#	Bigben Interactive	36,712	752,989
#	Bonduelle SCA	278,100	6,541,533
	Burelle SA	5,328	3,794,199
#*	Casino Guichard Perrachon SA	571,877	12,649,338
*	Cie des Alpes	414,122	6,916,981
*	Coface SA	1,305,213	17,267,887
*	Derichebourg SA	1,434,152	18,035,605
*	Elis SA	3,067,128	56,029,268
#*	Etablissements Maurel et Prom SA	875,788	2,603,217
	Eurazeo SE	104,976	8,341,218
*Ω	Europcar Mobility Group	17	10
#	Eutelsat Communications SA	1,191,311	14,772,015
*	Exel Industries, Class A	525	45,100
	Fnac Darty SA	209,769	12,450,259
*	Gaumont SA	12,922	1,493,013
#*	GL Events	205,496	4,030,356
	Groupe Crit	10,341	754,681
	Groupe SFPI	140,840	483,548
	Guerbet	4,563	170,400
*	Haulotte Group SA	42,639	247,989
	Imerys SA	220,185	10,118,689
	IPSOS	667,713	30,509,892
	Jacquet Metals SACA	298,933	7,359,414
	Korian SA	906,306	19,868,969
	LISI	99,816	3,136,353
Ω	Maisons du Monde SA	226,185	5,164,351
	Manutan International	34,490	3,043,764
	Mersen SA	340,309	14,192,982
	Nexans SA	139,501	12,605,903
	Nexity SA	524,039	21,942,424
*	OL Groupe SA	75,182	170,129
#	Plastiques Du Val De Loire	122,314	937,793
	Quadient SA	616,230	12,592,920
#*	Rallye SA	809	3,943

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rexel SA	2,699,595	$60,172,916
	Rothschild & Co.	375,094	16,275,734
	Samse SA	990	226,763
	Savencia SA	120,824	8,725,761
	SCOR SE	1,201,197	40,975,933
	Seche Environnement SA	49,736	3,561,452
	SES SA	3,486,544	26,825,572
*Ω	SMCP SA	109,356	899,508
	Societe BIC SA	14,980	852,946
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	15,346	1,182,480
	Television Francaise 1	905,582	8,656,040
	Total Gabon	8,668	1,442,289
*	Vallourec SA	390,632	3,474,852
	Vicat SA	333,712	13,829,118
	VIEL & Cie SA	25,721	167,427
	Vilmorin & Cie SA	119,336	6,746,060
*	Vranken-Pommery Monopole SA	21,368	440,629
TOTAL FRANCE			523,250,032
GERMANY — (6.8%)
	1&1 AG	547,239	14,565,789
	7C Solarparken AG	208,034	969,084
	Aareal Bank AG	1,191,446	38,415,822
#	ADVA Optical Networking SE	1,210,300	18,220,140
	Aurubis AG	1,012,874	105,585,214
#*	Bauer AG	342,762	3,791,896
	BayWa AG	343,626	14,471,457
	Bertrandt AG	12,981	759,689
*	Bijou Brigitte AG	40,091	1,029,722
	Bilfinger SE	122,968	4,281,924
#*	Borussia Dortmund GmbH & Co. KGaA	911,879	4,421,116
*	CECONOMY AG	57,524	255,992
*	Commerzbank AG	8,819,486	76,158,927
	CropEnergies AG	412,718	5,684,515
	Deutsche Beteiligungs AG	238,327	9,890,286
Ω	Deutsche Pfandbriefbank AG	1,998,254	24,658,313
*	Deutz AG	2,905,742	19,909,047
	DMG Mori AG	16,715	790,147
	Draegerwerk AG & Co. KGaA	61,207	3,380,187
	Duerr AG	75,194	3,327,736
	Elmos Semiconductor SE	4,744	295,029
*	ElringKlinger AG	394,782	4,696,925
	First Sensor AG	14,152	740,762
	FORTEC Elektronik AG	1,354	30,755
*	Francotyp-Postalia Holding AG, Class A	9,574	31,465
*	Fraport AG Frankfurt Airport Services Worldwide	156,298	10,676,201
	Freenet AG	1,845,550	50,264,533
*	Gesco AG	111,337	3,020,598
*	Grammer AG	7,423	152,170
#	GRENKE AG	14,684	463,815
*	H&R GmbH & Co. KGaA	231,597	1,930,914
*	Highlight Communications AG	11,679	49,166
	Hornbach Baumarkt AG	124,901	6,694,464
	Hornbach Holding AG & Co. KGaA	159,028	24,362,906
	Indus Holding AG	383,726	14,723,978
Ω	Instone Real Estate Group SE	12,879	229,176
	Jenoptik AG	75,170	2,751,102
Ω	JOST Werke AG	8,694	436,653
#*	K+S AG	3,357,636	64,102,434

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Kloeckner & Co. SE	1,358,945	$15,348,241
*	Koenig & Bauer AG	88,087	2,746,670
	Krones AG	128,649	12,776,084
	KSB SE & Co. KGaA	5,653	2,898,334
	KWS Saat SE & Co. KGaA	19,828	1,540,751
	Lanxess AG	1,194,480	72,726,155
	Leifheit AG	3,113	104,942
#*	Leoni AG	71,721	778,358
#*	Manz AG	401	20,984
*	Mediclin AG	639,200	2,438,137
	METRO AG	1,482,065	15,128,555
	MLP SE	1,308,075	12,200,263
#*	Nordex SE	399,015	6,403,070
	Norma Group SE	124,116	4,507,582
	Patrizia AG	232,615	5,056,892
	PNE AG	1,153,275	10,956,335
*	Progress-Werk Oberkirch AG	5,898	200,825
#*	q.beyond AG	2,010,328	3,905,407
	Rheinmetall AG	379,022	39,626,672
	RTL Group SA	61,994	3,509,201
*	SAF-Holland SE	624,714	7,877,628
*	Salzgitter AG	540,440	18,489,753
Ω	Scout24 SE	458	27,363
	Softing AG	12,954	102,480
	Software AG	357,084	13,749,698
	Suedzucker AG	594,707	8,326,368
	Surteco Group SE	100,701	3,702,819
	Takkt AG	354,392	5,999,838
	Technotrans SE	1,248	37,055
	Telefonica Deutschland Holding AG	358,794	1,030,015
*	thyssenkrupp AG	1,469,499	15,123,622
	United Internet AG	239,249	9,382,541
	Vossloh AG	60,430	2,913,303
	Wacker Neuson SE	661,150	16,609,216
	Wuestenrot & Wuerttembergische AG	189,986	4,010,310
TOTAL GERMANY			856,475,516
GREECE — (0.0%)
	Michaniki SA	986,718	0
††	Tropea Holding SA	4,581	1,930
TOTAL GREECE			1,930
HONG KONG — (2.4%)
	Aeon Credit Service Asia Co. Ltd.	908,000	592,042
	Allied Group Ltd.	37,014,000	13,632,054
*	Applied Development Holdings Ltd.	2,995,000	39,666
	Asia Financial Holdings Ltd.	3,462,106	1,537,386
	Asia Standard Hotel Group Ltd.	5,534,077	130,511
	Asia Standard International Group Ltd.	11,459,503	1,263,588
	Associated International Hotels Ltd.	967,000	1,537,925
	Automated Systems Holdings Ltd.	558,000	102,362
	Bank of East Asia Ltd.	3,053,000	5,210,580
	Bel Global Resources Holdings Ltd.	16,756,000	0
*	Blue River Holdings Ltd.	4,022,417	54,181
Ω	BOC Aviation Ltd.	93,100	782,709
	BOCOM International Holdings Co. Ltd.	3,235,000	532,148
	BOE Varitronix Ltd.	917,000	1,045,143
*	Century City International Holdings Ltd.	26,919,300	1,312,515

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chen Hsong Holdings	2,912,000	$914,299
	Cheuk Nang Holdings Ltd.	5,165,016	1,698,289
	Chevalier International Holdings Ltd.	2,518,858	3,020,977
*	China Energy Development Holdings Ltd.	3,524,000	65,462
*	China Strategic Holdings Ltd.	52,910,000	280,393
	China Tonghai International Financial Ltd.	1,190,000	29,103
	Chinney Investments Ltd.	1,192,000	247,214
	Chow Sang Sang Holdings International Ltd.	3,151,000	4,174,669
	Chuang's China Investments Ltd.	22,344,415	1,238,441
	Chuang's Consortium International Ltd.	17,825,520	2,031,072
	CITIC Telecom International Holdings Ltd.	11,337,000	4,127,815
Ω	Crystal International Group Ltd.	134,500	39,588
	CSI Properties Ltd.	110,365,476	2,969,303
	Dah Sing Banking Group Ltd.	8,673,488	8,223,285
	Dah Sing Financial Holdings Ltd.	3,275,756	10,621,095
	Dickson Concepts International Ltd.	1,987,500	1,073,318
	Eagle Nice International Holdings Ltd.	1,490,000	903,438
	EcoGreen International Group Ltd.	3,505,840	806,516
*	Emperor Capital Group Ltd.	4,752,000	45,362
	Emperor Entertainment Hotel Ltd.	10,865,000	1,104,945
	Emperor International Holdings Ltd.	21,990,333	2,565,373
	Emperor Watch & Jewellery Ltd.	57,400,000	1,496,911
	Far East Consortium International Ltd.	29,773,561	10,779,976
	First Pacific Co. Ltd.	28,930,000	11,141,975
*	First Shanghai Investments Ltd.	2,368,000	59,576
*Ω	FIT Hon Teng Ltd.	1,722,000	303,157
	Fountain SET Holdings Ltd.	9,416,000	1,655,437
	GDH Guangnan Holdings Ltd.	4,880,000	431,022
	Get Nice Financial Group Ltd.	5,013,324	549,181
	Giordano International Ltd.	3,182,000	663,853
	Glorious Sun Enterprises Ltd.	3,412,000	354,738
*	Gold Peak Industries Holdings Ltd.	7,973,907	748,873
	Golden Resources Development International Ltd.	14,463,000	949,761
*††	Good Resources Holdings Ltd.	500,000	1,020
*	GR Properties Ltd.	726,000	96,715
	Great Eagle Holdings Ltd.	3,182,384	8,940,580
*	G-Resources Group Ltd.	1,353,850	461,604
	Guotai Junan International Holdings Ltd.	10,785,000	1,461,165
	Haitong International Securities Group Ltd.	44,153,789	10,107,851
	Hang Lung Group Ltd.	3,963,000	8,819,769
	Hanison Construction Holdings Ltd.	7,678,724	1,260,463
	Harbour Centre Development Ltd.	2,204,000	1,905,221
	HKR International Ltd.	18,081,357	7,262,947
	Hon Kwok Land Investment Co. Ltd.	6,326,935	2,288,327
	Hong Kong Economic Times Holdings Ltd.	64,000	10,405
	Hong Kong Ferry Holdings Co. Ltd.	2,587,000	2,592,017
*	Hongkong & Shanghai Hotels Ltd.	8,097,841	7,815,223
	Hongkong Chinese Ltd.	20,343,100	1,494,763
††	Hsin Chong Group Holdings Ltd.	24,822,006	208,838
	Hung Hing Printing Group Ltd.	6,999,275	1,165,340
	Hutchison Telecommunications Hong Kong Holdings Ltd.	28,716,000	4,690,025
*	IPE Group Ltd.	10,775,000	1,272,015
*	IRC Ltd.	84,992,000	2,921,626
	Jacobson Pharma Corp. Ltd.	650,000	57,686
	Jinchang Pharmaceutical Co. Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	2,468,726	4,199,040
	K Wah International Holdings Ltd.	5,673,000	2,221,073
*	Kader Holdings Co. Ltd.	182,000	10,340
*	Keck Seng Investments Hong Kong Ltd.	2,818,000	1,141,665

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network Ltd.	2,050,500	$5,126,639
	Kerry Properties Ltd.	3,886,000	10,977,423
	Kingmaker Footwear Holdings Ltd.	76,000	10,221
	Kowloon Development Co. Ltd.	8,755,277	11,770,581
*	Kwoon Chung Bus Holdings Ltd.	218,000	54,742
*	Lai Sun Development Co. Ltd.	9,339,396	4,880,137
*	Lai Sun Garment International Ltd.	10,365,906	5,000,530
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,901,000	421,849
	Lerado Financial Group Co. Ltd.	65,840	2,380
	Lippo China Resources Ltd.	4,888,000	78,765
	Lippo Ltd.	4,619,500	1,506,002
	Liu Chong Hing Investment Ltd.	4,202,000	4,237,757
	Luk Fook Holdings International Ltd.	499,000	1,315,244
	Lung Kee Bermuda Holdings	658,000	327,644
*	Magnificent Hotel Investment Ltd.	38,616,600	624,568
*	Mason Group Holdings Ltd.	8,460,400	22,467
*	Midland Holdings Ltd.	1,949,969	233,589
	Ming Fai International Holdings Ltd.	942,000	48,408
	Miramar Hotel & Investment	2,299,000	3,880,122
*	Mongolian Mining Corp.	2,973,000	559,854
	Nanyang Holdings Ltd.	98,350	493,069
	National Electronics Hldgs	4,289,648	575,433
*	Neo-Neon Holdings Ltd.	40,000	2,493
	NWS Holdings Ltd.	6,773,000	6,750,713
	Oriental Enterprise Holdings Ltd.	118,000	10,265
	Oriental Watch Holdings	6,138,587	3,439,308
††	Pacific Andes International Holdings Ltd.	88,958,890	312,615
*	Paliburg Holdings Ltd.	9,425,041	2,640,577
	Pico Far East Holdings Ltd.	786,000	130,455
	Playmates Holdings Ltd.	26,861,000	2,722,562
	Pokfulam Development Co. Ltd.	70,000	102,527
*	PT International Development Co. Ltd.	2,640,000	86,597
	Public Financial Holdings Ltd.	5,160,444	1,666,563
*	Regal Hotels International Holdings Ltd.	8,368,623	3,465,965
	Safety Godown Co. Ltd.	420,000	173,258
	SAS Dragon Holdings Ltd.	36,000	25,893
#	SEA Holdings Ltd.	2,367,368	1,575,884
*	Shangri-La Asia Ltd.	1,282,000	1,002,770
	Shenwan Hongyuan HK Ltd.	815,000	96,316
*	Shun Ho Property Investments Ltd.	271,173	46,415
*	Shun Tak Holdings Ltd.	29,124,546	7,720,701
	Sing Tao News Corp. Ltd.	674,000	44,280
	Singamas Container Holdings Ltd.	8,680,000	1,290,257
	SmarTone Telecommunications Holdings Ltd.	1,798,000	1,002,931
	Soundwill Holdings Ltd.	1,507,500	1,439,198
*	South China Holdings Co. Ltd.	30,297,751	368,346
	Stella International Holdings Ltd.	44,000	48,961
	Sun Hung Kai & Co. Ltd.	9,237,688	4,956,460
#	TAI Cheung Holdings Ltd.	4,492,000	2,817,119
	Tan Chong International Ltd.	3,879,000	1,003,241
	Tao Heung Holdings Ltd.	747,000	86,626
	Tern Properties Co. Ltd.	146,000	72,351
	Texwinca Holdings Ltd.	9,848,000	1,916,335
	Tian Teck Land Ltd.	432,000	248,929
	Transport International Holdings Ltd.	881,079	1,472,388
	United Laboratories International Holdings Ltd.	4,462,000	2,537,687
	Untrade CW Group Holdings	1,696,500	0
	Upbest Group Ltd.	4,476,000	368,565
*	Value Convergence Holdings Ltd.	892,000	34,807

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Vedan International Holdings Ltd.	6,156,000	$528,997
#Ω	VPower Group International Holdings Ltd.	2,229,000	342,494
	VSTECS Holdings Ltd.	2,406,000	2,383,425
	Wai Kee Holdings Ltd.	950,000	466,390
	Wang On Group Ltd.	135,500,000	1,375,619
	Wing On Co. International Ltd.	2,394,500	5,477,058
	Wing Tai Properties Ltd.	2,564,749	1,438,117
	Wong's International Holdings Ltd.	70,000	21,224
*	Xingye Alloy Materials Group Ltd.	1,406,000	202,106
*	Yue Yuen Industrial Holdings Ltd.	5,643,500	9,529,250
#	Zensun Enterprises Ltd.	706,000	399,615
TOTAL HONG KONG			301,485,022
IRELAND — (0.3%)
*	AIB Group PLC	2,029,767	5,361,206
*	Bank of Ireland Group PLC	5,511,654	37,147,848
*	Permanent TSB Group Holdings PLC	130,484	246,863
TOTAL IRELAND			42,755,917
ISLE OF MAN — (0.0%)
	Tesmec SpA	392,003	73,658
ISRAEL — (1.4%)
	Afcon Holdings Ltd.	1,502	102,848
	Africa Israel Residences Ltd.	6,978	492,743
*	Albaad Massuot Yitzhak Ltd.	4,464	51,306
#*	Alrov Properties & Lodgings Ltd.	11,144	685,913
#	Ashtrom Group Ltd.	348,016	9,749,523
	Aura Investments Ltd.	183,482	469,748
*	Avgol Industries 1953 Ltd.	8,403	7,204
*	Azorim-Investment Development & Construction Co. Ltd.	1,039,037	6,403,958
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,023	22,199
	Carasso Motors Ltd.	201,391	1,374,937
*	Cellcom Israel Ltd.	275,777	1,623,591
*	Clal Insurance Enterprises Holdings Ltd.	284,445	6,680,973
	Delek Automotive Systems Ltd.	562	8,617
#*	Delek Group Ltd.	93,288	10,535,206
	Delta Galil Industries Ltd.	16,012	1,001,573
#	Dor Alon Energy in Israel 1988 Ltd.	38,015	1,164,753
#*	Equital Ltd.	404,046	17,777,854
	Formula Systems 1985 Ltd.	75,890	8,540,050
	Gilat Satellite Networks Ltd.	7,608	58,827
	Hadera Paper Ltd.	9,859	689,587
#	Harel Insurance Investments & Financial Services Ltd.	2,562,053	29,772,415
	IDI Insurance Co. Ltd.	20,731	757,347
	IES Holdings Ltd.	2,663	282,300
	Isracard Ltd.	644,482	3,571,846
	Israel Land Development - Urban Renewal Ltd.	24,570	413,323
	Isras Investment Co. Ltd.	8,163	2,120,457
*	Kamada Ltd.	13,395	81,040
	Kardan Real Estate Enterprise & Development Ltd.	41,507	81,422
#	Kenon Holdings Ltd.	55,758	3,134,648
	Kerur Holdings Ltd.	9,449	267,430
#	Klil Industries Ltd.	595	57,112
#	Mediterranean Towers Ltd.	112,563	347,295
	Meitav Dash Investments Ltd.	367,221	1,894,295
	Menora Mivtachim Holdings Ltd.	526,340	12,937,506
	Meshulam Levinstein Contracting & Engineering Ltd.	289	39,459

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	754,477	$1,336,213
	Mivtach Shamir Holdings Ltd.	8,665	299,668
	Mizrahi Tefahot Bank Ltd.	1	45
#*	Naphtha Israel Petroleum Corp. Ltd.	90,552	724,416
	Nawi Brothers Ltd.	55,270	527,165
*	Neto Malinda Trading Ltd.	17,384	698,991
	Neto ME Holdings Ltd.	9,710	573,267
*	Oil Refineries Ltd.	12,036,112	3,978,347
#	Palram Industries 1990 Ltd.	48,957	759,583
*	Partner Communications Co. Ltd.	267,368	2,382,097
*	Paz Oil Co. Ltd.	60,085	8,546,674
	Peninsula Group Ltd.	41,739	40,069
	Phoenix Holdings Ltd.	784,985	9,372,010
	Plasson Industries Ltd.	9,604	719,048
	Prashkovsky Investments & Construction Ltd.	22,041	1,000,901
	Raval Ics Ltd.	14,781	30,805
	Scope Metals Group Ltd.	8,666	363,498
	Shalag Industries Ltd.	5,736	26,020
	Shufersal Ltd.	162,835	1,531,578
*	Summit Real Estate Holdings Ltd.	523,589	12,976,781
Ω	Tamar Petroleum Ltd.	38,390	90,960
*	Tera Light Ltd.	526,340	1,278,905
	YH Dimri Construction & Development Ltd.	13,893	1,450,680
TOTAL ISRAEL			171,907,026
ITALY — (3.7%)
	A2A SpA	11,465,133	21,778,980
*	Aeffe SpA	62,435	176,163
Ω	Anima Holding SpA	3,764,120	19,038,404
	Ascopiave SpA	66,350	271,029
	Autostrade Meridionali SpA	7,652	230,925
	Avio SpA	214,242	2,552,189
	Banca IFIS SpA	284,262	5,704,963
	Banca Popolare di Sondrio SCPA	8,628,033	36,291,478
	Banca Profilo SpA	2,698,377	640,333
#Ω	Banca Sistema SpA	931,957	2,154,643
	Banco BPM SpA	23,278,100	72,570,849
	Banco di Desio e della Brianza SpA	439,390	1,485,971
	BPER Banca	17,207,399	36,225,440
	Buzzi Unicem SpA	877,685	18,326,994
	Cairo Communication SpA	1,405,317	3,024,939
	Cementir Holding NV	1,452,720	12,808,215
*	CIR SpA-Compagnie Industriali	5,925,289	2,816,226
	Credito Emiliano SpA	1,588,272	10,955,602
#*	d'Amico International Shipping SA	4,836,231	508,445
	Danieli & C Officine Meccaniche SpA	193,025	3,457,614
#	Danieli & C Officine Meccaniche SpA	320,973	8,730,551
	DeA Capital SpA	2,143,747	3,239,867
	Emak SpA	1,350,057	3,015,019
	Esprinet SpA	673,508	9,233,515
*	Exprivia SpA	113,556	268,479
	Fila SpA	70,795	727,077
#*	Fincantieri SpA	436,274	279,314
*	FNM SpA	3,748,611	2,490,748
	Hera SpA	451,221	1,875,895
#*	IMMSI SpA	4,373,744	2,084,031
*	Intek Group SpA	2,909,563	1,515,987
	Italmobiliare SpA	236,903	8,475,286
*	IVS Group SA	30,295	197,445

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	La Doria SpA	132,368	$2,454,085
#*	Leonardo SpA	4,461,365	32,223,459
*	MFE-MediaForEurope NV, Class A	2,676,449	2,219,061
	MFE-MediaForEurope NV, Class B	2,676,449	3,415,240
*	Mondo TV SpA	36,980	51,064
	Openjobmetis SpA agenzia per il lavoro	9,549	127,804
	Orsero SpA	38,483	487,059
*Ω	OVS SpA	5,778,775	16,056,005
#Ω	Pirelli & C SpA	5,621,955	39,748,586
#*	Prima Industrie SpA	50,761	1,079,070
	Rizzoli Corriere Della Sera Mediagroup SpA	861,041	839,525
#*	Saras SpA	7,106,543	4,457,159
*	Servizi Italia SpA	38,224	86,076
*	Sogefi SpA	664,316	897,531
	TXT e-solutions SpA	8,216	82,047
	Unipol Gruppo SpA	9,978,796	56,138,071
#	UnipolSai Assicurazioni SpA	3,855,701	11,257,475
#	Webuild SpA	1,153,812	2,416,899
TOTAL ITALY			467,188,832
JAPAN — (22.3%)
	77 Bank Ltd.	831,900	11,009,757
	A&A Material Corp.	4,100	31,963
	Achilles Corp.	276,700	2,980,915
#	AD Works Group Co. Ltd.	202,800	243,850
	ADEKA Corp.	1,039,600	22,556,147
	AEON Financial Service Co. Ltd.	671,200	7,044,495
#	Ahresty Corp.	476,500	1,579,459
	Aichi Corp.	277,800	1,968,473
	Aichi Steel Corp.	264,400	5,948,686
	Aichi Tokei Denki Co. Ltd.	82,500	1,317,257
	Aida Engineering Ltd.	321,700	2,943,157
	Ainavo Holdings Co. Ltd.	29,900	263,391
	Aiphone Co. Ltd.	146,500	2,780,462
	Airport Facilities Co. Ltd.	572,400	2,721,504
	Aisan Industry Co. Ltd.	869,330	5,224,061
	Akatsuki Corp.	34,100	104,948
	Akita Bank Ltd.	37,600	566,067
#	Albis Co. Ltd.	53,600	1,015,394
	Alconix Corp.	315,999	3,695,543
	Alinco, Inc.	170,300	1,413,864
#	Alpen Co. Ltd.	220,100	3,828,107
#	Alpha Corp.	141,900	1,337,787
	Alps Alpine Co. Ltd.	2,535,588	27,654,310
	Alps Logistics Co. Ltd.	182,600	1,585,836
	Anabuki Kosan, Inc.	34,200	574,791
	AOI Electronics Co. Ltd.	34,700	669,513
	AOKI Holdings, Inc.	105,100	536,545
	Aomori Bank Ltd.	351,800	5,853,270
	Aozora Bank Ltd.	266,800	5,998,440
	Arakawa Chemical Industries Ltd.	379,900	3,830,001
	Arata Corp.	36,600	1,278,514
	Araya Industrial Co. Ltd.	83,800	1,197,689
	Arcland Sakamoto Co. Ltd.	23,100	315,496
#	Arcs Co. Ltd.	322,300	6,058,364
	Arealink Co. Ltd.	105,200	1,332,615
	Arisawa Manufacturing Co. Ltd.	631,082	5,486,311
	Artnature, Inc.	39,100	238,359
	Asahi Broadcasting Group Holdings Corp.	162,400	992,114

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Diamond Industrial Co. Ltd.	819,700	$4,345,691
	Asahi Kogyosha Co. Ltd.	90,924	2,260,151
	Asahi Printing Co. Ltd.	11,900	86,545
	Asahi Yukizai Corp.	343,600	5,341,628
	Asanuma Corp.	72,400	3,423,600
#	Asax Co. Ltd.	45,300	268,992
#*	Ashimori Industry Co. Ltd.	120,399	981,884
	Asia Pile Holdings Corp.	605,100	2,328,131
	ASKA Pharmaceutical Holdings Co. Ltd.	260,900	2,237,603
#	Astena Holdings Co. Ltd.	593,900	2,000,557
	Asti Corp.	55,500	845,386
#	Avantia Co. Ltd.	105,600	761,644
	Awa Bank Ltd.	715,320	14,083,759
	Bando Chemical Industries Ltd.	458,900	3,489,099
	Bank of Iwate Ltd.	80,700	1,335,572
	Bank of Kochi Ltd.	102,799	691,596
	Bank of Nagoya Ltd.	51,870	1,346,684
	Bank of Saga Ltd.	77,680	1,026,036
	Bank of the Ryukyus Ltd.	853,900	5,952,109
	Bank of Toyama Ltd.	1,700	29,030
	Belluna Co. Ltd.	767,924	4,859,266
	Bunka Shutter Co. Ltd.	574,300	5,252,513
	Canon Electronics, Inc.	161,400	2,282,568
	Carlit Holdings Co. Ltd.	401,100	2,368,588
	Cawachi Ltd.	360,400	7,248,309
	Central Glass Co. Ltd.	864,800	16,044,857
	Chiba Kogyo Bank Ltd.	1,108,042	2,650,484
	Chilled & Frozen Logistics Holdings Co. Ltd.	12,500	149,858
#	Chino Corp.	55,900	801,332
	Chiyoda Integre Co. Ltd.	139,600	2,232,615
	Chori Co. Ltd.	94,800	1,461,724
	Chubu Shiryo Co. Ltd.	449,079	3,990,940
	Chudenko Corp.	134,860	2,490,988
#	Chuetsu Pulp & Paper Co. Ltd.	180,000	1,536,497
	Chugoku Bank Ltd.	796,200	6,492,866
#	Chukyo Bank Ltd.	184,600	2,686,639
	Chuo Gyorui Co. Ltd.	61,100	1,584,401
	Chuo Spring Co. Ltd.	341,600	2,239,353
#	Chuo Warehouse Co. Ltd.	21,900	186,875
	CI Takiron Corp.	1,053,300	5,054,059
	Citizen Watch Co. Ltd.	1,637,100	7,007,481
#	CK-San-Etsu Co. Ltd.	9,900	342,792
	Cleanup Corp.	514,900	2,395,258
*	CMK Corp.	962,800	4,766,498
	Comany, Inc.	14,500	161,958
#	Corona Corp.	230,900	1,784,367
	Cosel Co. Ltd.	65,600	468,927
	Cosmo Energy Holdings Co. Ltd.	656,400	13,196,138
	Cosmos Initia Co. Ltd.	91,000	338,794
	Create Medic Co. Ltd.	20,800	175,937
	Credit Saison Co. Ltd.	1,425,200	15,908,509
	CTI Engineering Co. Ltd.	210,800	4,401,792
	Dai Nippon Toryo Co. Ltd.	187,300	1,314,707
	Dai-Dan Co. Ltd.	222,500	4,377,549
	Daido Kogyo Co. Ltd.	175,989	1,405,739
	Daido Metal Co. Ltd.	630,000	3,447,153
	Daido Steel Co. Ltd.	356,900	13,791,811
	Daihatsu Diesel Manufacturing Co. Ltd.	304,000	1,421,237
#	Daiho Corp.	202,800	6,469,232

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co. Ltd.	130,800	$4,770,644
	Daiichi Kensetsu Corp.	12,800	197,941
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,600	177,524
	Daiken Corp.	53,900	994,060
	Daikoku Denki Co. Ltd.	160,000	1,684,145
	Daikyonishikawa Corp.	267,500	1,382,760
#	Dainichi Co. Ltd.	246,200	1,547,537
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	214,100	4,230,644
	Daishi Hokuetsu Financial Group, Inc.	834,543	19,350,909
#	Daisue Construction Co. Ltd.	126,700	1,437,319
#	Daito Bank Ltd.	262,700	1,697,236
	Daito Chemix Corp.	3,800	30,444
	Daiwa Industries Ltd.	208,500	2,053,047
	DCM Holdings Co. Ltd.	1,845,100	17,511,859
	Denyo Co. Ltd.	286,300	4,212,311
	DIC Corp.	12,400	318,126
	DKK Co. Ltd.	65,400	1,327,112
	DKS Co. Ltd.	1,700	43,758
	DMW Corp.	45,300	1,407,996
	Doshisha Co. Ltd.	67,200	889,894
#	DyDo Group Holdings, Inc.	16,600	685,840
	Dynic Corp.	39,100	243,658
	Eagle Industry Co. Ltd.	283,100	2,714,332
#	EDION Corp.	2,061,500	19,237,524
	EF-ON, Inc.	55,000	254,348
	Ehime Bank Ltd.	647,399	5,229,023
	Eizo Corp.	82,900	2,851,313
	EJ Holdings, Inc.	29,700	300,904
	Elematec Corp.	178,600	1,622,694
	Endo Lighting Corp.	211,400	1,863,095
	Enomoto Co. Ltd.	19,100	288,596
	Eslead Corp.	185,500	2,761,060
	Exedy Corp.	472,500	6,935,859
	FALCO HOLDINGS Co. Ltd.	28,300	506,326
	FCC Co. Ltd.	255,000	3,279,109
	Feed One Co. Ltd.	176,660	1,086,359
	Felissimo Corp.	19,600	210,084
	Fenwal Controls of Japan Ltd.	11,200	146,189
	FIDEA Holdings Co. Ltd.	325,760	3,956,945
	First Bank of Toyama Ltd.	256,900	698,601
#	First Brothers Co. Ltd.	22,500	151,150
	First Juken Co. Ltd.	126,100	1,295,919
	FJ Next Holdings Co. Ltd.	381,500	3,282,702
	Foster Electric Co. Ltd.	364,700	2,349,175
#	F-Tech, Inc.	316,100	1,493,257
	Fuji Co. Ltd.	110,300	1,821,342
	Fuji Corp. Ltd.	455,300	2,561,490
	Fuji Die Co. Ltd.	800	4,364
#	Fuji Oil Co. Ltd.	360,300	775,470
	Fuji Pharma Co. Ltd.	91,800	794,954
	Fujicco Co. Ltd.	11,200	188,619
	Fujikura Composites, Inc.	453,100	3,190,818
	Fujikura Kasei Co. Ltd.	490,100	2,050,017
*	Fujikura Ltd.	1,061,500	5,739,713
	Fujisash Co. Ltd.	1,150,900	722,336
	Fujishoji Co. Ltd.	3,100	23,049
	FuKoKu Co. Ltd.	236,500	2,094,611
	Fukuda Corp.	110,000	4,128,039
	Fukui Bank Ltd.	49,600	615,477

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuyama Transporting Co. Ltd.	106,900	$3,364,608
	Furukawa Co. Ltd.	535,400	5,993,242
	Furukawa Electric Co. Ltd.	1,241,600	25,538,981
	Furuno Electric Co. Ltd.	607,400	5,332,265
	Fuso Pharmaceutical Industries Ltd.	84,900	1,557,368
#	Futaba Industrial Co. Ltd.	953,800	3,460,174
	Fuyo General Lease Co. Ltd.	296,700	19,679,717
	Gecoss Corp.	327,400	2,285,969
	Geo Holdings Corp.	428,700	4,234,635
	Glory Ltd.	224,225	4,216,482
	Godo Steel Ltd.	260,400	3,213,273
	Goldcrest Co. Ltd.	293,830	4,606,600
	Grandy House Corp.	321,100	1,390,677
	GS Yuasa Corp.	30,500	652,512
#	GSI Creos Corp.	156,214	1,628,710
	G-Tekt Corp.	423,300	5,090,493
	Gun-Ei Chemical Industry Co. Ltd.	115,400	3,581,405
	Gunma Bank Ltd.	3,634,796	11,942,719
	Gunze Ltd.	264,200	9,184,881
	H2O Retailing Corp.	1,603,939	11,096,410
	Hachijuni Bank Ltd.	1,871,100	6,909,188
	Hagihara Industries, Inc.	41,000	423,937
	Hagiwara Electric Holdings Co. Ltd.	131,600	2,253,900
	Hakuto Co. Ltd.	275,300	6,119,606
	Hamakyorex Co. Ltd.	26,800	665,884
	Hanwa Co. Ltd.	611,100	16,782,236
	Happinet Corp.	135,200	1,768,475
	Hard Off Corp. Co. Ltd.	93,800	608,588
	Harima Chemicals Group, Inc.	343,800	2,462,152
	Haruyama Holdings, Inc.	15,200	66,855
#	Hashimoto Sogyo Holdings Co. Ltd.	8,200	138,771
	Heian Ceremony Service Co. Ltd.	1,200	9,135
	Heiwa Corp.	292,300	4,674,461
	Heiwa Real Estate Co. Ltd.	31,000	1,058,966
#	Heiwado Co. Ltd.	538,424	9,071,513
	Hibiya Engineering Ltd.	143,400	2,359,724
	HI-LEX Corp.	118,900	1,429,434
#	Himaraya Co. Ltd.	2,000	17,170
	Hirakawa Hewtech Corp.	79,100	778,570
	Hirogin Holdings, Inc.	2,719,900	15,854,971
	Hisaka Works Ltd.	129,500	936,635
	Hochiki Corp.	21,300	222,370
	Hodogaya Chemical Co. Ltd.	12,700	605,082
	Hokkaido Coca-Cola Bottling Co. Ltd.	80,999	2,814,030
	Hokkan Holdings Ltd.	200,100	2,454,391
	Hokko Chemical Industry Co. Ltd.	327,100	2,269,297
	Hokkoku Financial Holdings, Inc.	555,516	14,292,804
#	Hokuetsu Corp.	2,909,874	19,301,656
	Hokuhoku Financial Group, Inc.	1,930,100	15,209,409
#	Hokuriku Electric Industry Co. Ltd.	72,103	802,767
	Hokuriku Electrical Construction Co. Ltd.	197,020	1,372,703
	H-One Co. Ltd.	465,200	2,629,756
	Honeys Holdings Co. Ltd.	56,900	512,417
	Hoosiers Holdings	436,100	2,612,698
	Hosiden Corp.	1,061,000	10,587,910
#	Howa Machinery Ltd.	164,200	1,112,286
	HS Holdings Co. Ltd.	209,000	2,094,876
	Hyakugo Bank Ltd.	2,294,155	7,081,624
	Hyakujushi Bank Ltd.	324,000	4,471,885

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ichikawa Co. Ltd.	23,400	$281,400
#	Ichiken Co. Ltd.	65,800	1,066,345
	Ichinen Holdings Co. Ltd.	92,000	1,022,141
	Icom, Inc.	26,200	536,221
	IDEA Consultants, Inc.	7,600	112,103
	Iino Kaiun Kaisha Ltd.	1,459,400	6,849,629
	IJTT Co. Ltd.	459,960	2,358,941
	Ikegami Tsushinki Co. Ltd.	43,400	244,930
*	Imagica Group, Inc.	77,400	404,938
#	Imasen Electric Industrial	154,699	808,143
	Imura Envelope Co., Inc.	9,500	65,395
#	Inaba Seisakusho Co. Ltd.	113,000	1,249,510
	Inabata & Co. Ltd.	1,080,700	16,284,292
	Ines Corp.	517,500	6,748,529
	INFRONEER Holdings, Inc.	1,669,100	15,380,488
	Innotech Corp.	334,700	4,172,062
#	I-O Data Device, Inc.	162,400	1,072,715
	I-PEX, Inc.	155,400	2,333,086
	Ise Chemicals Corp.	17,600	574,214
	Iseki & Co. Ltd.	354,400	4,110,384
	Ishihara Sangyo Kaisha Ltd.	684,800	6,834,303
*	Ishizuka Glass Co. Ltd.	61,099	1,076,534
	Itochu Enex Co. Ltd.	731,800	6,392,874
	Itochu-Shokuhin Co. Ltd.	74,300	3,147,941
	Itoham Yonekyu Holdings, Inc.	1,140,400	6,690,835
	Itoki Corp.	838,447	2,514,696
	IwaiCosmo Holdings, Inc.	443,200	5,260,364
	Iwasaki Electric Co. Ltd.	158,200	3,145,148
	Iwatsu Electric Co. Ltd.	16,900	121,212
	Iyo Bank Ltd.	1,463,600	7,597,045
	J Front Retailing Co. Ltd.	1,310,100	11,753,282
	J Trust Co. Ltd.	118,000	495,909
	Jaccs Co. Ltd.	436,000	11,797,505
	Jafco Group Co. Ltd.	561,300	8,962,710
#	JANOME Corp.	403,500	2,579,396
*	Japan Display, Inc.	736,399	237,996
#	Japan Foundation Engineering Co. Ltd.	301,900	1,564,395
	Japan Oil Transportation Co. Ltd.	51,521	1,182,243
	Japan Pulp & Paper Co. Ltd.	207,200	7,216,343
	Japan Securities Finance Co. Ltd.	591,700	4,808,984
#	Japan Transcity Corp.	939,100	5,282,514
	Japan Wool Textile Co. Ltd.	745,500	5,705,734
	JDC Corp.	73,900	341,732
	JGC Holdings Corp.	1,548,900	15,219,901
	JK Holdings Co. Ltd.	239,300	2,294,547
#	JMS Co. Ltd.	422,743	2,260,424
	J-Oil Mills, Inc.	491,500	7,267,540
	Joshin Denki Co. Ltd.	166,500	3,034,336
	JSP Corp.	129,500	1,817,701
	Juki Corp.	143,500	966,541
	Juroku Financial Group, Inc.	360,700	7,172,002
	JVCKenwood Corp.	2,587,830	3,985,816
#	K&O Energy Group, Inc.	302,300	3,967,847
	Kaga Electronics Co. Ltd.	351,200	9,099,128
	Kamei Corp.	622,500	5,434,869
	Kanaden Corp.	411,600	3,693,966
	Kanagawa Chuo Kotsu Co. Ltd.	9,200	266,176
	Kanamoto Co. Ltd.	170,800	3,321,122
	Kandenko Co. Ltd.	1,117,200	8,312,622

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanefusa Corp.	4,100	$23,394
	Kaneka Corp.	83,100	2,706,976
	Kanematsu Corp.	860,100	9,356,498
#	Kansai Super Market Ltd.	17,300	154,223
#*	Kasai Kogyo Co. Ltd.	48,300	125,904
	Katakura & Co-op Agri Corp.	17,000	170,016
#	Katakura Industries Co. Ltd.	245,800	4,882,716
	Kato Sangyo Co. Ltd.	700	20,041
	Kawada Technologies, Inc.	111,200	3,752,899
	Kawagishi Bridge Works Co. Ltd.	14,699	371,331
	Kawata Manufacturing Co. Ltd.	1,900	17,084
	Keihin Co. Ltd.	42,300	482,920
	Keiyo Bank Ltd.	2,224,300	9,274,762
	KEL Corp.	35,900	356,550
	Kenko Mayonnaise Co. Ltd.	81,666	956,324
#	Kimoto Co. Ltd.	319,300	594,476
#	Kimura Unity Co. Ltd.	42,900	498,043
	Kitagawa Corp.	176,900	2,124,579
	Kita-Nippon Bank Ltd.	125,200	1,796,737
	Kitano Construction Corp.	99,527	1,835,254
	Kitz Corp.	179,500	1,043,550
	Kiyo Bank Ltd.	1,296,000	16,206,968
	Koa Corp.	68,389	870,441
	Koatsu Gas Kogyo Co. Ltd.	270,200	1,761,901
	Kobe Steel Ltd.	5,513,600	26,318,688
#	Kohnan Shoji Co. Ltd.	369,200	10,948,476
#	Kojima Co. Ltd.	243,700	1,119,196
	Kokusai Pulp & Paper Co. Ltd.	23,400	64,071
	Kokuyo Co. Ltd.	203,011	2,959,632
	KOMAIHALTEC, Inc.	9,100	184,400
	Komatsu Matere Co. Ltd.	186,500	2,020,787
	Komatsu Wall Industry Co. Ltd.	153,900	2,440,449
	Komehyo Holdings Co. Ltd.	46,200	570,627
	Komeri Co. Ltd.	514,300	11,991,159
	Konica Minolta, Inc.	5,090,000	21,456,437
	Konishi Co. Ltd.	4,900	69,869
	Konoike Transport Co. Ltd.	313,400	3,210,753
#*	Kosaido Holdings Co. Ltd.	208,700	1,368,498
	Krosaki Harima Corp.	27,700	1,097,537
#	KRS Corp.	222,200	1,673,680
	K's Holdings Corp.	277,800	2,733,741
#	KU Holdings Co. Ltd.	268,200	2,317,951
	Kumagai Gumi Co. Ltd.	191,900	4,891,478
	Kunimine Industries Co. Ltd.	4,700	42,362
	Kurabo Industries Ltd.	406,200	6,643,625
	Kureha Corp.	223,700	16,700,510
	Kurimoto Ltd.	220,200	2,995,176
	Kuriyama Holdings Corp.	78,300	663,633
	KVK Corp.	2,500	42,711
	KYB Corp.	103,700	2,699,630
	Kyodo Printing Co. Ltd.	187,900	4,372,445
	Kyoei Steel Ltd.	566,700	7,701,768
	Kyokuto Boeki Kaisha Ltd.	8,300	187,876
	Kyokuto Kaihatsu Kogyo Co. Ltd.	822,450	10,476,859
	Kyokuto Securities Co. Ltd.	35,700	233,753
	Kyokuyo Co. Ltd.	18,600	510,833
	Kyoritsu Printing Co. Ltd.	446,800	552,057
	Kyosan Electric Manufacturing Co. Ltd.	818,300	3,019,349
	Kyowa Electronic Instruments Co. Ltd.	425,900	1,403,727

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyowa Leather Cloth Co. Ltd.	326,000	$1,889,337
	Kyushu Financial Group, Inc.	2,610,255	10,085,627
#	Kyushu Leasing Service Co. Ltd.	65,800	339,732
	Lintec Corp.	44,400	1,031,319
	Lonseal Corp.	9,900	127,003
	Look Holdings, Inc.	142,799	1,567,494
	Macnica Fuji Electronics Holdings, Inc.	547,350	12,110,110
#	Maezawa Industries, Inc.	79,500	440,743
	Maezawa Kasei Industries Co. Ltd.	172,700	1,879,212
	Maezawa Kyuso Industries Co. Ltd.	328,000	2,809,498
	Makino Milling Machine Co. Ltd.	50,000	1,727,261
	Mars Group Holdings Corp.	13,500	190,976
#	Marubun Corp.	165,000	1,070,818
	Marudai Food Co. Ltd.	511,800	6,973,723
	Maruha Nichiro Corp.	361,900	7,732,319
	MARUKA FURUSATO Corp.	238,714	4,407,901
#	Marusan Securities Co. Ltd.	109,500	496,010
	Maruyama Manufacturing Co., Inc.	37,300	491,677
	Maruzen CHI Holdings Co. Ltd.	25,800	80,645
	Maruzen Showa Unyu Co. Ltd.	283,900	7,880,588
	Matsuda Sangyo Co. Ltd.	136,500	2,799,944
#	Matsui Construction Co. Ltd.	404,100	2,486,429
	Matsuoka Corp.	14,200	146,427
	Maxell Ltd.	755,700	8,105,427
	Mebuki Financial Group, Inc.	2,670,500	5,957,275
	Megmilk Snow Brand Co. Ltd.	338,200	6,024,253
#	Meiji Electric Industries Co. Ltd.	33,400	367,710
	Meisei Industrial Co. Ltd.	464,300	2,845,970
	Meito Sangyo Co. Ltd.	24,100	345,845
	Meiwa Corp.	155,200	1,469,793
#	Meiwa Estate Co. Ltd.	265,900	1,401,868
#	Mikuni Corp.	588,500	2,212,413
#	Miraial Co. Ltd.	90,700	1,221,272
	Mirait Holdings Corp.	254,950	4,232,642
#	Mitani Sangyo Co. Ltd.	125,900	336,942
#	Mito Securities Co. Ltd.	339,200	827,745
*	Mitsuba Corp.	525,499	1,819,819
#	Mitsubishi Kakoki Kaisha Ltd.	52,000	975,903
	Mitsubishi Logistics Corp.	110,500	2,667,315
	Mitsubishi Materials Corp.	208,400	3,717,547
*	Mitsubishi Paper Mills Ltd.	506,500	1,390,250
	Mitsubishi Shokuhin Co. Ltd.	88,200	2,164,596
	Mitsubishi Steel Manufacturing Co. Ltd.	11,100	99,211
	Mitsuboshi Belting Ltd.	72,300	1,333,175
	Mitsui DM Sugar Holdings Co. Ltd.	165,305	2,844,307
#	Mitsui Matsushima Holdings Co. Ltd.	217,100	3,338,444
	Mitsui Mining & Smelting Co. Ltd.	714,084	20,192,817
	Mitsui-Soko Holdings Co. Ltd.	294,900	6,142,935
	Mitsuuroko Group Holdings Co. Ltd.	612,000	5,516,318
	Mixi, Inc.	16,700	309,155
	Miyaji Engineering Group, Inc.	111,900	3,106,298
	Miyazaki Bank Ltd.	363,226	6,679,818
#	Miyoshi Oil & Fat Co. Ltd.	140,200	1,408,469
	Mizuho Leasing Co. Ltd.	402,600	11,244,760
	Mizuno Corp.	258,379	4,974,557
#	MORESCO Corp.	40,700	410,467
	Moriroku Holdings Co. Ltd.	33,200	555,398
	Morita Holdings Corp.	61,800	684,912
#	Morito Co. Ltd.	254,000	1,563,726

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mory Industries, Inc.	118,400	$2,697,816
	MrMax Holdings Ltd.	114,200	608,404
	Mugen Estate Co. Ltd.	164,600	695,535
	Murakami Corp.	60,100	1,377,446
	Musashino Bank Ltd.	517,300	8,317,670
	Nachi-Fujikoshi Corp.	63,400	2,368,743
	Nadex Co. Ltd.	41,100	257,917
	Nafco Co. Ltd.	139,200	2,032,857
#	Nagano Bank Ltd.	118,099	1,268,125
	Nagano Keiki Co. Ltd.	82,500	955,637
	Nagase & Co. Ltd.	1,265,900	20,219,831
#	Nakabayashi Co. Ltd.	506,200	2,256,887
	Nakano Corp.	224,600	654,787
	Nakayama Steel Works Ltd.	483,600	1,819,208
	Nakayo, Inc.	18,700	185,791
	Nanto Bank Ltd.	383,799	6,490,796
	Narasaki Sangyo Co. Ltd.	34,600	629,264
#	Nasu Denki Tekko Co. Ltd.	9,900	830,887
	NEC Capital Solutions Ltd.	230,900	4,219,904
	Neturen Co. Ltd.	723,800	3,756,269
	New Japan Chemical Co. Ltd.	73,900	159,742
	NHK Spring Co. Ltd.	1,963,100	15,385,924
	Nicca Chemical Co. Ltd.	74,500	515,959
	Nice Corp.	23,900	365,342
#	Nichia Steel Works Ltd.	530,099	1,296,721
	Nichicon Corp.	209,700	2,197,176
	Nichiden Corp.	48,100	920,781
	Nichi-iko Pharmaceutical Co. Ltd.	632,400	4,037,758
	Nichimo Co. Ltd.	56,800	1,274,000
	Nichireki Co. Ltd.	509,500	5,648,952
	Nichirin Co. Ltd.	94,460	1,263,523
	Nihon Chouzai Co. Ltd.	18,900	219,253
	Nihon Denkei Co. Ltd.	76,550	871,765
	Nihon House Holdings Co. Ltd.	134,300	520,734
	Nihon Kagaku Sangyo Co. Ltd.	82,500	979,100
	Nihon Nohyaku Co. Ltd.	652,000	2,999,096
	Nihon Plast Co. Ltd.	292,300	1,412,933
	Nihon Tokushu Toryo Co. Ltd.	182,200	1,344,369
#	Nihon Yamamura Glass Co. Ltd.	109,600	745,341
	Nikkato Corp.	1,400	7,893
	Nikkiso Co. Ltd.	249,300	1,839,465
#	Nikko Co. Ltd.	451,300	2,421,438
	Nikkon Holdings Co. Ltd.	542,700	10,223,399
	Nippi, Inc.	13,000	404,159
	Nippn Corp.	443,400	6,504,469
	Nippon Beet Sugar Manufacturing Co. Ltd.	251,700	3,716,261
#	Nippon Carbide Industries Co., Inc.	151,200	1,822,902
	Nippon Chemical Industrial Co. Ltd.	190,700	4,344,654
*	Nippon Chemi-Con Corp.	192,600	2,736,031
	Nippon Chemiphar Co. Ltd.	5,500	95,780
	Nippon Coke & Engineering Co. Ltd.	3,254,900	3,678,237
	Nippon Concrete Industries Co. Ltd.	942,600	2,307,311
	Nippon Denko Co. Ltd.	84,100	223,389
	Nippon Densetsu Kogyo Co. Ltd.	286,400	3,720,431
	Nippon Dry-Chemical Co. Ltd.	2,700	41,619
	Nippon Electric Glass Co. Ltd.	986,800	24,650,578
#	Nippon Felt Co. Ltd.	143,700	562,204
#	Nippon Filcon Co. Ltd.	172,000	753,574
	Nippon Fine Chemical Co. Ltd.	101,000	1,799,700

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Hume Corp.	494,400	$2,995,752
	Nippon Kayaku Co. Ltd.	694,800	6,908,055
	Nippon Koei Co. Ltd.	274,100	7,117,621
	Nippon Light Metal Holdings Co. Ltd.	1,146,950	17,575,544
	Nippon Paper Industries Co. Ltd.	1,293,300	13,104,701
#	Nippon Piston Ring Co. Ltd.	182,100	2,057,084
	Nippon Rietec Co. Ltd.	13,700	164,273
	Nippon Road Co. Ltd.	175,400	12,778,662
	Nippon Seiki Co. Ltd.	506,000	4,519,859
#	Nippon Seisen Co. Ltd.	36,000	1,415,352
	Nippon Sharyo Ltd.	18,800	326,115
#*	Nippon Sheet Glass Co. Ltd.	335,600	1,475,358
	Nippon Shokubai Co. Ltd.	128,500	6,051,354
	Nippon Signal Co. Ltd.	572,200	4,458,070
	Nippon Soda Co. Ltd.	468,900	13,417,772
	Nippon Steel Trading Corp.	303,380	13,693,639
	Nippon Suisan Kaisha Ltd.	232,100	1,087,477
	Nippon Thompson Co. Ltd.	1,254,000	6,698,669
	Nippon Tungsten Co. Ltd.	3,900	74,813
	Nippon Yakin Kogyo Co. Ltd.	288,550	5,749,234
	Nishikawa Rubber Co. Ltd.	28,500	386,691
	Nishimatsu Construction Co. Ltd.	852,615	28,318,663
	Nishimoto Co. Ltd.	12,300	309,930
	Nishi-Nippon Financial Holdings, Inc.	1,874,300	13,275,724
	Nishio Rent All Co. Ltd.	105,400	2,582,190
	Nissan Shatai Co. Ltd.	532,800	3,202,356
	Nissan Tokyo Sales Holdings Co. Ltd.	485,000	953,003
	Nissei Plastic Industrial Co. Ltd.	312,400	2,816,140
	Nissha Co. Ltd.	148,500	1,890,608
	Nisshin Group Holdings Co. Ltd.	772,000	3,311,827
	Nisshin Oillio Group Ltd.	647,500	16,954,136
	Nisshinbo Holdings, Inc.	2,429,488	20,238,479
	Nissin Corp.	270,900	3,746,877
	Nissin Sugar Co. Ltd.	319,800	4,781,508
	Nissui Pharmaceutical Co. Ltd.	11,100	95,988
	Nitta Corp.	51,100	1,252,183
	Nitta Gelatin, Inc.	159,600	906,505
	Nittan Valve Co. Ltd.	284,600	693,354
	Nittetsu Mining Co. Ltd.	130,199	7,284,252
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,335,868
	Nitto Kogyo Corp.	72,700	978,014
	Nitto Kohki Co. Ltd.	32,700	473,170
	Nitto Seiko Co. Ltd.	475,900	2,196,763
	Nittobest Corp.	100	692
	NJS Co. Ltd.	26,100	449,790
	Noda Corp.	77,500	661,981
	NOK Corp.	445,900	4,767,527
	Noritake Co. Ltd.	165,600	6,626,870
	Noritsu Koki Co. Ltd.	136,200	2,446,842
	Noritz Corp.	408,300	6,004,442
	North Pacific Bank Ltd.	5,499,300	12,016,856
	Nozawa Corp.	22,200	138,921
	NS United Kaiun Kaisha Ltd.	234,000	6,225,986
*	NTN Corp.	6,949,100	14,015,483
	Ogaki Kyoritsu Bank Ltd.	471,300	8,319,302
	Ohara, Inc.	5,400	50,929
	Ohashi Technica, Inc.	166,500	1,998,566
	Oita Bank Ltd.	190,900	3,199,565
	Okabe Co. Ltd.	446,200	2,884,332

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okamura Corp.	83,300	$880,657
	Okasan Securities Group, Inc.	825,500	2,755,001
	Oki Electric Industry Co. Ltd.	749,600	5,734,006
	Okinawa Financial Group, Inc.	344,440	6,656,741
	Okumura Corp.	246,800	7,045,962
	Okura Industrial Co. Ltd.	212,000	3,650,815
#	Okuwa Co. Ltd.	389,300	3,091,764
#	Olympic Group Corp.	124,800	772,562
	Onamba Co. Ltd.	26,300	102,890
	Onoken Co. Ltd.	368,100	5,270,572
*	Oriental Shiraishi Corp.	532,100	1,108,608
	Origin Co. Ltd.	58,700	635,462
	Osaka Soda Co. Ltd.	54,300	1,441,294
	Osaka Steel Co. Ltd.	426,700	4,394,525
	Osaki Electric Co. Ltd.	799,100	3,205,119
	OUG Holdings, Inc.	22,400	524,644
	Oyo Corp.	70,800	1,302,695
	Pacific Industrial Co. Ltd.	777,200	7,418,868
	Parker Corp.	31,800	143,156
	PC Depot Corp.	79,300	199,247
	Pegasus Sewing Machine Manufacturing Co. Ltd.	276,900	1,257,401
	Piolax, Inc.	429,400	6,520,238
	Press Kogyo Co. Ltd.	2,380,000	7,952,377
	Pressance Corp.	131,200	2,397,489
	PS Mitsubishi Construction Co. Ltd.	316,800	1,671,036
	Punch Industry Co. Ltd.	214,600	924,394
	Raiznext Corp.	61,900	622,205
	Rasa Corp.	128,000	1,073,955
	Rasa Industries Ltd.	47,300	644,192
	Rengo Co. Ltd.	1,481,300	11,053,692
	Restar Holdings Corp.	63,400	1,078,722
#	Retail Partners Co. Ltd.	96,800	999,184
#	Rhythm Co. Ltd.	224,200	2,544,143
	Ricoh Leasing Co. Ltd.	378,900	12,298,344
	Riken Corp.	174,200	3,961,244
	Riken Technos Corp.	941,800	3,879,945
	Rix Corp.	13,500	176,794
	Ryobi Ltd.	585,900	5,576,937
	Ryoden Corp.	352,900	5,284,283
	Ryosan Co. Ltd.	64,900	1,285,971
	S LINE Co. Ltd.	18,800	145,598
	Sakai Chemical Industry Co. Ltd.	353,000	6,409,137
	Sakai Heavy Industries Ltd.	82,900	1,968,209
	Sakata INX Corp.	119,000	1,002,135
#	Sala Corp.	572,700	3,103,602
	San Holdings, Inc.	185,200	2,419,987
	San ju San Financial Group, Inc.	50,879	675,529
	San-Ai Oil Co. Ltd.	1,105,100	9,006,302
	Sanei Architecture Planning Co. Ltd.	13,800	192,316
	San-In Godo Bank Ltd.	3,251,000	18,310,139
	Sanki Engineering Co. Ltd.	750,400	9,269,765
	Sanko Gosei Ltd.	136,500	424,193
	Sanko Metal Industrial Co. Ltd.	50,800	1,112,328
	Sankyo Seiko Co. Ltd.	327,500	1,622,071
	Sankyo Tateyama, Inc.	572,000	3,110,621
	Sanoh Industrial Co. Ltd.	26,300	189,569
	Sansei Technologies, Inc.	43,600	281,945
	Sansha Electric Manufacturing Co. Ltd.	179,900	1,309,121
	Sanyo Chemical Industries Ltd.	188,400	8,585,080

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Industries Ltd.	59,400	$939,831
	Sanyo Special Steel Co. Ltd.	453,600	8,503,830
	Sanyo Trading Co. Ltd.	31,300	271,207
	Sata Construction Co. Ltd.	80,200	327,023
	Sato Shoji Corp.	240,600	2,332,297
	Satori Electric Co. Ltd.	6,900	55,628
	Sawai Group Holdings Co. Ltd.	61,100	2,312,738
#	Saxa Holdings, Inc.	143,499	1,622,466
*	SBI Insurance Group Co. Ltd.	9,200	87,327
	Seibu Electric & Machinery Co. Ltd.	5,500	67,715
	Seika Corp.	172,300	2,327,627
	Seikagaku Corp.	19,300	157,989
#	Seikitokyu Kogyo Co. Ltd.	450,470	3,193,206
	Seiko Holdings Corp.	432,000	8,077,953
	Seiko PMC Corp.	44,600	256,039
	Seino Holdings Co. Ltd.	175,500	1,741,216
	Sekisui Jushi Corp.	165,600	2,925,650
	Sekisui Kasei Co. Ltd.	586,000	2,366,576
	Senshu Electric Co. Ltd.	107,100	5,709,917
	Senshu Ikeda Holdings, Inc.	4,464,390	7,059,826
	Shibusawa Warehouse Co. Ltd.	138,500	2,580,977
	Shiga Bank Ltd.	279,400	5,443,688
	Shikibo Ltd.	218,800	1,746,445
	Shikoku Bank Ltd.	695,100	4,819,511
	Shikoku Chemicals Corp.	9,200	114,512
	Shimizu Bank Ltd.	10,500	149,309
#	Shin Nippon Air Technologies Co. Ltd.	47,120	839,772
	Shinagawa Refractories Co. Ltd.	132,700	4,397,021
*	Shindengen Electric Manufacturing Co. Ltd.	117,200	3,453,544
	Shin-Etsu Polymer Co. Ltd.	212,500	2,036,299
	Shinko Shoji Co. Ltd.	27,000	210,793
	Shinmaywa Industries Ltd.	47,100	361,824
	Shinnihon Corp.	333,500	2,180,453
	Shinobu Foods Products Co. Ltd.	1,900	10,786
	Shinoken Group Co. Ltd.	1,900	16,253
	Shinsho Corp.	106,299	3,287,856
	Shinwa Co. Ltd.	53,200	383,533
	Shizuoka Gas Co. Ltd.	691,400	6,035,848
	Showa Sangyo Co. Ltd.	50,100	1,173,460
	Sigma Koki Co. Ltd.	10,900	150,103
	Sinanen Holdings Co. Ltd.	171,500	4,523,667
	Sinfonia Technology Co. Ltd.	93,400	984,172
	Sintokogio Ltd.	740,362	4,459,982
	SK-Electronics Co. Ltd.	90,800	742,868
	SKY Perfect JSAT Holdings, Inc.	2,794,000	10,515,756
	SMK Corp.	98,899	1,849,571
#	SNT Corp.	524,000	1,027,030
#	Soda Nikka Co. Ltd.	172,000	1,253,431
	Sodick Co. Ltd.	815,200	5,685,639
	Soft99 Corp.	86,600	990,202
	Soken Chemical & Engineering Co. Ltd.	82,100	1,163,408
#	Space Co. Ltd.	7,400	56,322
	SPK Corp.	95,236	1,077,130
	Starzen Co. Ltd.	181,900	3,209,305
	Stella Chemifa Corp.	18,900	412,756
#	Subaru Enterprise Co. Ltd.	23,100	1,601,606
	Sugimoto & Co. Ltd.	145,800	2,757,393
#	Suminoe Textile Co. Ltd.	120,000	1,950,371
	Sumiseki Holdings, Inc.	67,000	81,675

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Densetsu Co. Ltd.	24,300	$442,942
	Sumitomo Mitsui Construction Co. Ltd.	809,000	3,056,908
	Sumitomo Osaka Cement Co. Ltd.	476,499	14,612,050
*	Sumitomo Precision Products Co. Ltd.	11,716	187,683
#	Sumitomo Riko Co. Ltd.	876,000	4,480,917
	Sumitomo Seika Chemicals Co. Ltd.	109,400	2,933,476
	Sumitomo Warehouse Co. Ltd.	1,181,600	21,219,336
	Sun Frontier Fudousan Co. Ltd.	308,900	2,803,804
	Suncall Corp.	255,100	1,267,676
#	Sun-Wa Technos Corp.	265,600	3,039,740
#	Suruga Bank Ltd.	1,951,400	8,417,124
	Suzuki Co. Ltd.	217,700	1,635,088
	T RAD Co. Ltd.	153,300	3,582,510
#	T&K Toka Co. Ltd.	251,900	1,750,232
	Tachibana Eletech Co. Ltd.	354,020	4,810,117
#	Tachikawa Corp.	227,600	2,113,171
	Taihei Dengyo Kaisha Ltd.	325,800	7,711,318
#	Taiheiyo Kouhatsu, Inc.	211,700	1,189,661
	Taiho Kogyo Co. Ltd.	400,900	2,783,567
	Taiko Bank Ltd.	32,000	388,152
	Taisei Lamick Co. Ltd.	12,100	287,406
#	Takachiho Koheki Co. Ltd.	65,500	885,129
	Takamatsu Construction Group Co. Ltd.	47,700	826,521
	Takano Co. Ltd.	156,000	892,482
	Takaoka Toko Co. Ltd.	201,544	2,476,417
	Takara Leben Co. Ltd.	774,700	2,110,984
	Takara Standard Co. Ltd.	551,453	6,565,297
	Takasago International Corp.	191,300	4,690,638
#	Takashima & Co. Ltd.	44,100	920,110
	Takashimaya Co. Ltd.	912,417	8,664,730
#	TAKEBISHI Corp.	47,000	592,254
	Takisawa Machine Tool Co. Ltd.	31,900	329,740
	Tanabe Engineering Corp.	25,500	198,825
	Tatsuta Electric Wire & Cable Co. Ltd.	538,400	2,145,112
	Tayca Corp.	79,300	911,711
#	Tbk Co. Ltd.	585,500	2,051,278
#	TECHNO ASSOCIE Co. Ltd.	167,000	1,759,384
	Techno Ryowa Ltd.	220,770	1,714,360
	Teijin Ltd.	114,300	1,440,949
	Teikoku Tsushin Kogyo Co. Ltd.	167,100	1,947,980
	Tekken Corp.	184,800	2,910,590
	Tenma Corp.	366,400	7,999,383
	Terasaki Electric Co. Ltd.	13,100	121,441
	Tigers Polymer Corp.	292,100	1,108,185
	Toa Corp.	219,100	1,526,536
#	Toa Corp.	281,300	5,950,456
	Toa Oil Co. Ltd.	101,100	2,840,490
	TOA ROAD Corp.	102,300	4,448,864
	Toabo Corp.	73,100	262,891
#	Toagosei Co. Ltd.	1,734,600	17,106,119
#	Tobishima Corp.	199,200	1,815,133
	TOC Co. Ltd.	211,100	1,314,258
	Toda Corp.	663,000	4,283,108
	Toenec Corp.	215,500	5,973,583
	Togami Electric Manufacturing Co. Ltd.	13,000	196,511
#	Toho Acetylene Co. Ltd.	15,900	177,128
	Toho Bank Ltd.	2,720,200	5,060,076
#*	Toho Co. Ltd.	9,700	91,258
	Toho Holdings Co. Ltd.	397,400	6,213,765

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toho Zinc Co. Ltd.	141,200	$2,931,684
#	Tohoku Bank Ltd.	195,599	1,728,791
	Tohoku Steel Co. Ltd.	7,500	113,959
	Tokai Lease Co. Ltd.	61,799	853,962
	Tokai Rika Co. Ltd.	855,100	11,139,789
	Tokai Tokyo Financial Holdings, Inc.	1,470,700	5,176,964
	Tokushu Tokai Paper Co. Ltd.	126,622	4,563,715
	Tokuyama Corp.	683,400	10,877,886
	Tokyo Energy & Systems, Inc.	566,400	4,609,445
#	Tokyo Keiki, Inc.	249,076	2,196,290
	Tokyo Kiraboshi Financial Group, Inc.	65,900	903,187
	Tokyo Radiator Manufacturing Co. Ltd.	40,400	183,854
#	Tokyo Rakutenchi Co. Ltd.	5,200	174,063
#*	Tokyo Rope Manufacturing Co. Ltd.	86,400	658,397
#	Tokyo Sangyo Co. Ltd.	484,900	3,048,508
	Tokyo Tekko Co. Ltd.	210,800	2,414,139
	Tokyu Construction Co. Ltd.	152,500	936,170
	Toli Corp.	1,102,900	2,069,564
#	Tomato Bank Ltd.	176,000	1,628,777
	Tomen Devices Corp.	4,600	276,039
	Tomoe Corp.	647,200	2,774,545
	Tomoe Engineering Co. Ltd.	115,900	2,152,518
	Tomoku Co. Ltd.	267,800	4,059,746
	TOMONY Holdings, Inc.	3,069,500	8,704,271
	Tonami Holdings Co. Ltd.	150,700	4,902,625
	Topre Corp.	298,700	3,119,055
	Topy Industries Ltd.	428,000	4,086,636
#	Torigoe Co. Ltd.	141,000	801,478
	Torishima Pump Manufacturing Co. Ltd.	52,400	423,074
	Tosei Corp.	319,900	2,928,879
	Totech Corp.	2,200	46,682
	Totetsu Kogyo Co. Ltd.	15,000	320,098
#	Tottori Bank Ltd.	69,399	713,021
#	Towa Bank Ltd.	660,400	3,042,961
	Toyo Construction Co. Ltd.	1,361,200	6,785,386
	Toyo Corp.	113,600	1,036,553
#	Toyo Denki Seizo KK	137,550	1,180,357
	Toyo Ink SC Holdings Co. Ltd.	649,800	10,783,557
	Toyo Kanetsu KK	70,500	1,536,045
	Toyo Logistics Co. Ltd.	106,800	293,046
	Toyo Machinery & Metal Co. Ltd.	277,300	1,404,344
#	Toyo Securities Co. Ltd.	159,600	210,818
	Toyo Seikan Group Holdings Ltd.	175,500	2,137,734
	Toyo Tanso Co. Ltd.	198,000	5,091,102
#	Toyo Wharf & Warehouse Co. Ltd.	112,299	1,399,653
	Toyobo Co. Ltd.	1,372,700	15,448,444
	TPR Co. Ltd.	210,000	2,660,914
	Trinity Industrial Corp.	12,100	83,708
	TS Tech Co. Ltd.	851,800	11,223,720
	Tsubakimoto Chain Co.	398,500	11,159,982
	Tsubakimoto Kogyo Co. Ltd.	22,700	849,010
	Tsukishima Kikai Co. Ltd.	323,000	3,077,461
#	Tsukuba Bank Ltd.	1,037,967	1,698,454
	Tsurumi Manufacturing Co. Ltd.	235,600	3,497,817
	TV Asahi Holdings Corp.	287,500	3,739,211
	Tv Tokyo Holdings Corp.	176,700	3,055,971
	TYK Corp.	561,500	1,485,535
*	UACJ Corp.	851,799	19,608,145
	Ube Industries Ltd.	942,200	16,940,352

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ueki Corp.	37,400	$464,405
	Uniden Holdings Corp.	36,899	1,090,292
	Unipres Corp.	609,800	4,265,789
#	United Super Markets Holdings, Inc.	167,500	1,527,225
	Urbanet Corp. Co. Ltd.	100,800	255,605
	Valor Holdings Co. Ltd.	268,900	5,168,845
	Wacoal Holdings Corp.	36,400	667,772
	Wakachiku Construction Co. Ltd.	205,000	2,992,881
	Wakita & Co. Ltd.	845,000	7,455,831
#	Warabeya Nichiyo Holdings Co. Ltd.	309,500	5,254,980
#	Watts Co. Ltd.	6,100	35,767
#	Wood One Co. Ltd.	128,349	1,113,062
*	World Co. Ltd.	48,800	490,085
	Xebio Holdings Co. Ltd.	523,100	4,100,136
#	YAC Holdings Co. Ltd.	48,900	482,783
#	Yachiyo Industry Co. Ltd.	124,800	619,875
	Yagi & Co. Ltd.	1,100	12,884
	Yahagi Construction Co. Ltd.	245,900	1,637,340
#	Yaizu Suisankagaku Industry Co. Ltd.	107,500	859,791
	YAMABIKO Corp.	228,796	2,086,616
	Yamae Group Holdings Co. Ltd.	12,000	109,247
	Yamagata Bank Ltd.	112,800	935,236
	Yamaguchi Financial Group, Inc.	1,845,448	11,450,972
	Yamanashi Chuo Bank Ltd.	122,074	993,467
	Yamatane Corp.	215,499	3,042,841
#	Yamato Corp.	334,100	2,032,384
	Yamato Kogyo Co. Ltd.	275,900	8,489,087
#	Yamaya Corp.	57,600	1,239,377
	Yamazawa Co. Ltd.	16,000	224,159
	Yasuda Logistics Corp.	273,100	2,285,879
	Yellow Hat Ltd.	175,700	2,436,080
	Yodogawa Steel Works Ltd.	439,500	9,363,412
	Yokorei Co. Ltd.	1,166,200	8,666,116
	Yondenko Corp.	170,100	2,457,447
	Yorozu Corp.	452,100	3,801,301
	Yotai Refractories Co. Ltd.	326,700	3,554,022
	Yuasa Funashoku Co. Ltd.	50,899	1,226,867
	Yuasa Trading Co. Ltd.	51,000	1,290,651
	Yuken Kogyo Co. Ltd.	48,400	725,864
	Yurtec Corp.	1,069,900	6,378,692
	Yushiro Chemical Industry Co. Ltd.	188,700	1,811,885
	Yutaka Giken Co. Ltd.	12,800	199,421
	Zaoh Co. Ltd.	28,700	460,181
	Zenitaka Corp.	49,100	1,708,445
TOTAL JAPAN			2,801,446,026
NETHERLANDS — (2.7%)
*	Accell Group NV	3,489	227,067
	APERAM SA	1,046,221	58,954,085
	Arcadis NV	143,555	6,284,130
	ASR Nederland NV	2,636,053	122,564,878
	Boskalis Westminster	1,072,491	30,362,116
	Brunel International NV	40,853	501,998
	ForFarmers NV	9,550	43,442
*	Fugro NV	5,070	40,542
	Heijmans NV	542,128	8,733,913
*	Hunter Douglas NV	11,199	2,175,682
*Ω	Intertrust NV	25,055	544,657
	Kendrion NV	36,191	836,325

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke BAM Groep NV	2,495,325	$8,331,789
	Koninklijke Vopak NV	114,775	3,938,031
	Ordina NV	2,516,469	12,610,644
	SBM Offshore NV	4,250,227	67,265,382
Ω	Signify NV	336,339	17,815,511
*	Sligro Food Group NV	22,096	563,681
#	SNS NV	4,044,025	0
TOTAL NETHERLANDS			341,793,873
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	4,375,310	4,150,265
	Arvida Group Ltd.	2,042,390	2,285,626
	Chorus Ltd.	3,311,099	15,162,108
	Colonial Motor Co. Ltd.	247,107	1,735,777
	Heartland Group Holdings Ltd.	2,857,617	4,449,733
	Kathmandu Holdings Ltd.	4,106,796	3,798,810
#*	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,220,857
#*	New Zealand Refining Co. Ltd.	987,063	618,410
#	NZME Ltd.	1,169,418	979,221
	Oceania Healthcare Ltd.	1,116,250	870,315
	PGG Wrightson Ltd.	271,077	960,453
	Richina Pacific Ltd.	832,183	0
#*	Sanford Ltd.	1,058,967	3,206,652
#*	SKY Network Television Ltd.	687,649	1,093,387
	SKYCITY Entertainment Group Ltd.	211,715	380,444
*	Tourism Holdings Ltd.	185,704	333,627
	TOWER Ltd.	448,838	200,835
#	Turners Automotive Group Ltd.	60,435	168,327
	Z Energy Ltd.	299,649	700,860
TOTAL NEW ZEALAND			42,315,707
NORWAY — (0.8%)
*	Akastor ASA	1,198,518	791,535
*	Aker Solutions ASA	2,709,055	7,086,158
	American Shipping Co. ASA	818,538	3,031,845
*	Archer Ltd.	448,448	215,308
	B2Holding ASA	1,000,222	1,083,164
	Bonheur ASA	303,698	10,632,625
#*	BW Energy Ltd.	614,542	1,593,666
Ω	BW LPG Ltd.	1,535,689	8,284,092
	BW Offshore Ltd.	2,514,124	7,690,681
	DNO ASA	3,004,641	4,411,644
*	FLEX LNG Ltd.	83,042	1,640,360
#*	Frontline Ltd.	1,237,091	8,143,729
#	Golden Ocean Group Ltd.	1,104,740	10,065,112
*	Hafnia Ltd.	347,734	636,755
	Hunter Group ASA	2,321,397	696,903
*	Magseis Fairfield ASA	101,601	46,284
*Ω	Norske Skog ASA	12,539	66,891
*	NRC Group ASA	60,625	157,581
*	Odfjell Drilling Ltd.	2,080,428	4,901,094
#*	Odfjell SE, Class A	307,399	1,211,881
Ω	Okeanis Eco Tankers Corp.	71,325	598,188
*	Otello Corp. ASA	616	1,853
	Pareto Bank ASA	20,384	145,245
#*	PGS ASA	6,412,606	1,185,480
Ω	Sbanken ASA	407,549	4,310,528
*Ω	Shelf Drilling Ltd.	414,549	342,990

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sparebank 1 Oestlandet	16,412	$272,516
	SpareBank 1 Sorost-Norge	18,213	132,399
	Sparebanken More	2,021	109,880
	Stolt-Nielsen Ltd.	584,132	10,577,253
	TGS ASA	86,853	935,181
	Treasure ASA	42,641	77,888
*	Wallenius Wilhelmsen ASA	678,532	3,676,410
#	Wilh Wilhelmsen Holding ASA, Class A	224,220	5,452,303
Ω	XXL ASA	1,494,595	2,334,763
TOTAL NORWAY			102,540,185
PORTUGAL — (0.3%)
*	Banco Comercial Portugues SA, Class R	116,370,381	19,775,310
	NOS SGPS SA	1,006,791	3,967,778
	Sonae SGPS SA	10,546,539	12,117,984
TOTAL PORTUGAL			35,861,072
SINGAPORE — (0.9%)
*	Amara Holdings Ltd.	96,100	25,375
	Avarga Ltd.	61,600	12,304
#*	Banyan Tree Holdings Ltd.	2,836,100	661,747
	Bonvests Holdings Ltd.	1,274,180	873,976
	Bukit Sembawang Estates Ltd.	101,100	374,597
#	China Aviation Oil Singapore Corp. Ltd.	1,225,900	850,031
	Chip Eng Seng Corp. Ltd.	8,176,798	2,612,980
	Chuan Hup Holdings Ltd.	6,184,800	1,008,521
	Del Monte Pacific Ltd.	862,000	243,660
	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	19,791
	Far East Orchard Ltd.	3,784,642	3,086,298
	First Sponsor Group Ltd.	1,045,655	1,032,043
	GK Goh Holdings Ltd.	2,099,974	1,809,800
	Golden Agri-Resources Ltd.	43,436,000	7,936,768
	GP Industries Ltd.	357,008	166,247
#	GuocoLand Ltd.	2,930,300	3,239,088
#	Hanwell Holdings Ltd.	3,582,643	1,062,711
	Haw Par Corp. Ltd.	125,600	1,082,296
	Hiap Hoe Ltd.	73,800	34,816
	Ho Bee Land Ltd.	6,020,600	12,503,333
#	Hong Fok Corp. Ltd.	5,851,060	3,170,638
	Hong Fok Land Ltd.	4,248,000	0
#	Hong Leong Asia Ltd.	3,217,900	1,941,059
#	Hong Leong Finance Ltd.	1,050,000	1,891,141
#	Hotel Grand Central Ltd.	2,797,649	2,139,680
	Hutchison Port Holdings Trust	24,731,900	5,841,848
#*††	Hyflux Ltd.	6,643,700	205,539
*	Indofood Agri Resources Ltd.	423,200	98,753
	InnoTek Ltd.	62,100	31,711
#	Japfa Ltd.	2,792,159	1,276,064
	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
#	K1 Ventures Ltd.	2,371,600	0
	Low Keng Huat Singapore Ltd.	275,800	88,302
	Metro Holdings Ltd.	8,114,860	4,526,061
#*††	Midas Holdings Ltd.	29,676,800	790,825
#	OUE Ltd.	3,942,300	3,860,559
	Oxley Holdings Ltd.	69,709	9,346
#	QAF Ltd.	3,475,208	2,278,915
*	Raffles Education Corp. Ltd.	3,822,490	192,869

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sembcorp Industries Ltd.	3,415,700	$5,800,847
*	Sembcorp Marine Ltd.	643,600	39,260
#	SIIC Environment Holdings Ltd.	6,906,500	1,229,428
	Sinarmas Land Ltd.	387,100	73,065
#	Sing Holdings Ltd.	1,587,200	440,960
	Sing Investments & Finance Ltd.	176,600	197,687
	Singapore Land Group Ltd.	1,855,221	3,579,849
	Singapore Press Holdings Ltd.	10,793,800	18,618,804
	Singapura Finance Ltd.	210,000	129,321
#	Stamford Land Corp. Ltd.	3,984,400	1,066,313
	Straits Trading Co. Ltd.	443,800	1,031,087
#*††	Swiber Holdings Ltd.	10,173,200	153,620
#	Tiong Woon Corp. Holding Ltd.	2,080,150	725,528
#	Tuan Sing Holdings Ltd.	15,243,423	5,024,840
	UOB-Kay Hian Holdings Ltd.	315,822	378,597
	Valuetronics Holdings Ltd.	66,200	25,799
	Wee Hur Holdings Ltd.	611,500	88,549
#	Wing Tai Holdings Ltd.	7,097,554	9,281,154
	Yeo Hiap Seng Ltd.	323,363	210,881
TOTAL SINGAPORE			115,075,281
SPAIN — (2.2%)
	Acerinox SA	822,222	10,477,760
*	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	51,487	1,402,036
	Atresmedia Corp. de Medios de Comunicacion SA	326,976	1,271,547
*	Banco de Sabadell SA	46,382,005	36,073,764
#	Bankinter SA	10,904,240	63,944,750
#*	Caja de Ahorros del Mediterraneo	298,813	0
#*	Deoleo SA	223,490	76,556
#	Ebro Foods SA	1,773,514	32,864,649
#*	eDreams ODIGEO SA	979,427	8,605,196
	Elecnor SA	64,278	721,646
	Enagas SA	442,309	9,563,631
*	Ence Energia y Celulosa SA	576,984	1,547,994
#*	Ercros SA	2,950,841	9,718,413
Ω	Gestamp Automocion SA	621,044	2,797,884
	Grupo Catalana Occidente SA	658,481	22,207,869
	Iberpapel Gestion SA	116,604	2,313,630
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,239,543	14,790,800
#	Mapfre SA	16,904,840	36,713,784
*	Mediaset Espana Comunicacion SA	726,983	3,404,085
	Miquel y Costas & Miquel SA	2,814	39,627
Ω	Neinor Homes SA	152,034	1,850,829
*	Obrascon Huarte Lain SA	1,220,030	1,191,452
#*	Tubacex SA	2,075,164	3,634,026
Ω	Unicaja Banco SA	3,858,083	3,954,848
*	Vocento SA	772,246	805,725
TOTAL SPAIN			269,972,501
SWEDEN — (3.1%)
Ω	AcadeMedia AB	880,081	5,109,223
Ω	Alimak Group AB	235,946	2,700,036
	Alligo AB, Class B	289,288	6,091,001
Ω	Ambea AB	216,686	1,208,149
*	Annehem Fastigheter AB, Class B	204,303	769,558
*	AQ Group AB	13,608	442,198
	Arjo AB, Class B	2,210,008	22,086,659

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Attendo AB	504,039	$1,776,452
*	BE Group AB	34,921	527,874
*	Beijer Electronics Group AB	16,339	109,129
	Bergman & Beving AB	456,671	6,527,380
	Betsson AB, Class B	1,521,015	8,510,440
#*	Better Collective AS	4,100	86,274
	Bilia AB, Class A	75,281	1,129,819
	Bjorn Borg AB	25,586	124,166
	Bonava AB, Class B	949,408	8,216,549
	Bufab AB	3,552	133,957
#	Bulten AB	320,347	3,270,559
	Bure Equity AB	796,742	27,490,985
	Byggmax Group AB	1,146,677	9,029,221
*	Careium AB	395,643	1,166,807
	Catella AB	28,787	127,522
#*	Catena Media PLC	612,257	3,587,032
	Clas Ohlson AB, Class B	14,676	177,865
	Cloetta AB, Class B	4,519,434	11,960,866
*	Collector AB	92,528	362,864
#*	Doro AB	418,896	1,272,448
*	Duni AB	563,754	6,372,266
	Elanders AB, Class B	116,785	2,054,554
*Ω	Eltel AB	29,797	46,723
*	Enea AB	5,830	152,770
	Fagerhult AB	123,726	771,355
	Granges AB	2,282,627	28,309,543
*	Haldex AB	495,423	2,712,146
	Hanza Holding AB	9,766	52,236
#*Ω	Hoist Finance AB	1,094,966	3,363,237
*	Humana AB	271,623	1,874,361
#*,*	International Petroleum Corp.	1,323,896	8,651,411
	Inwido AB	1,153,322	20,182,227
*	ITAB Shop Concept AB	135,825	195,203
	JM AB	829,793	31,429,472
*	Karo Pharma AB	93,905	602,659
	KNOW IT AB	2,287	83,535
	Lindab International AB	1,466,571	42,576,444
	Loomis AB	430,085	11,043,448
*	Mekonomen AB	700,571	10,341,018
#	Midsona AB, Class B	13,731	59,804
*	Modern Times Group MTG AB, Class B	79,994	1,070,653
Ω	Munters Group AB	111,712	788,999
	NCC AB, Class B	55,025	909,660
*	Net Insight AB, Class B	1,507,266	871,607
	New Wave Group AB, Class B	1,420,239	21,612,364
	Nobia AB	551,909	3,015,758
	Nordic Waterproofing Holding AB	203,001	4,229,340
*	Pandox AB	149,101	2,167,667
	Peab AB, Class B	1,830,379	20,573,558
	Prevas AB, Class B	9,053	89,368
	Pricer AB, Class B	255,844	669,291
	Ratos AB, Class B	2,754,160	14,457,232
	Rejlers AB	17,344	259,203
Ω	Resurs Holding AB	1,767,780	7,255,551
	Rottneros AB	1,334,092	1,576,124
	Scandi Standard AB	23,341	97,062
	Semcon AB	315,288	3,896,466
*	Serneke Group AB	2,138	11,744
*	Solid Forsakring AB	176,778	1,011,406

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Systemair AB	92,810	$885,653
	Tethys Oil AB	202,652	1,483,550
	VBG Group AB, Class B	58,755	1,098,647
TOTAL SWEDEN			382,900,348
SWITZERLAND — (5.7%)
	Allreal Holding AG	282,395	61,274,339
*	ams-OSRAM AG	2,137,181	35,933,177
	Arbonia AG	936,334	22,639,132
*	Aryzta AG	3,252,545	3,733,854
*	Autoneum Holding AG	47,545	8,636,751
	Baloise Holding AG	204,469	35,818,148
	Banque Cantonale de Geneve	34,380	6,109,452
	Banque Cantonale du Jura SA	5,729	324,956
	Banque Cantonale Vaudoise	89,239	7,378,597
	Bell Food Group AG	38,548	11,701,654
	Bellevue Group AG	108,622	4,965,193
	Berner Kantonalbank AG	48,339	11,305,957
*	Bobst Group SA	103,954	8,828,001
	Bystronic AG	11,463	15,065,810
	Calida Holding AG	48,974	2,614,054
	Carlo Gavazzi Holding AG	8,204	2,504,632
	Cembra Money Bank AG	10,128	696,594
#	Cicor Technologies Ltd.	20,743	1,225,755
	Cie Financiere Tradition SA	20,744	2,403,876
	EFG International AG	1,757,933	13,464,585
	Energiedienst Holding AG	19,212	969,779
*	Feintool International Holding AG	29,234	1,696,514
*	Flughafen Zurich AG	72,805	13,470,125
*	GAM Holding AG	1,845,098	2,624,579
	Gurit Holding AG	5,893	9,166,453
	Helvetia Holding AG	573,631	72,126,393
*	HOCHDORF Holding AG	1,223	53,877
	Huber & Suhner AG	61,835	5,629,592
	Hypothekarbank Lenzburg AG	11	50,755
*	Implenia AG	294,928	7,194,919
*	Ina Invest Holding AG	1,249	25,328
	Investis Holding SA	17,552	2,047,658
*	Jungfraubahn Holding AG	30,555	4,685,163
#	Kudelski SA	185,492	641,775
#	Landis+Gyr Group AG	221,221	14,591,166
	Liechtensteinische Landesbank AG	187,787	11,323,086
	Luzerner Kantonalbank AG	24,557	11,123,193
*Ω	Medmix AG	27,422	1,186,526
*	Meier Tobler Group AG	3,397	64,607
	Metall Zug AG, Class B	1,311	2,702,407
	Mobimo Holding AG	99,924	32,698,705
	OC Oerlikon Corp. AG	619,685	6,016,826
	Orell Fuessli AG	244	23,817
	Phoenix Mecano AG	7,364	3,166,990
	Plazza AG, Class A	319	116,063
*	Rieter Holding AG	32,391	6,547,656
	Schweiter Technologies AG	4,915	6,519,602
	Siegfried Holding AG	64,599	52,300,819
	St Galler Kantonalbank AG	49,311	23,828,625
	Sulzer AG	27,422	2,624,709
	Swiss Prime Site AG	486,787	48,131,765
*	Swiss Steel Holding AG	4,646,014	1,592,169
	Thurgauer Kantonalbank	11,153	1,276,811

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	TX Group AG	14,774	$2,332,124
	Valiant Holding AG	118,245	11,942,457
*	Valora Holding AG	82,202	15,977,974
	Vaudoise Assurances Holding SA	23,370	11,204,003
	Vetropack Holding AG	143,553	8,329,335
	Vifor Pharma AG	53,229	9,429,359
	Vontobel Holding AG	308,987	25,609,317
	VP Bank AG, Class A	69,717	7,527,585
*	V-ZUG Holding AG	16,155	1,993,036
	Walliser Kantonalbank	14,144	1,548,248
	Zehnder Group AG	196,670	18,001,584
	Zug Estates Holding AG, Class B	586	1,235,640
	Zuger Kantonalbank AG	327	2,507,985
TOTAL SWITZERLAND			720,481,616
UNITED KINGDOM — (14.0%)
	AG Barr PLC	27,647	183,956
	Alliance Pharma PLC	1,224,690	1,792,700
	Anglo Pacific Group PLC	2,232,206	4,138,232
	Anglo-Eastern Plantations PLC	280,067	2,735,819
*	Babcock International Group PLC	6,828,555	27,971,242
Ω	Bakkavor Group PLC	199,397	328,579
	Balfour Beatty PLC	6,781,552	23,246,719
	Bank of Georgia Group PLC	740,097	14,646,559
*	Beazley PLC	1,277,637	8,482,487
	Bellway PLC	1,903,338	73,238,759
Ω	Biffa PLC	809,902	3,719,094
	Bloomsbury Publishing PLC	803,701	4,124,960
	Bodycote PLC	1,762,225	18,951,411
	Breedon Group PLC	717,357	826,587
	Burford Capital Ltd.	744,775	6,790,703
	Camellia PLC	661	60,814
*	Capricorn Energy PLC	2,083,594	5,809,156
*	Card Factory PLC	364,347	288,828
	CareTech Holdings PLC	260,135	1,915,274
	Carr's Group PLC	618,128	1,313,038
	Castings PLC	470,165	2,224,238
*	Cazoo Group Ltd.	476,291	2,257,619
	Centamin PLC	29,281,341	35,287,767
	Central Asia Metals PLC	645,649	1,940,023
*	Centrica PLC	85,153	83,728
	Chemring Group PLC	2,877,368	10,659,461
	Chesnara PLC	1,533,476	5,843,780
*	Cineworld Group PLC	706,038	379,334
	Clinigen Group PLC	3,718	45,630
	Close Brothers Group PLC	3,161,143	54,931,623
*	Costain Group PLC	12,664	8,342
	Crest Nicholson Holdings PLC	5,168,454	22,467,278
	Currys PLC	16,161,557	23,309,202
*	De La Rue PLC	9,655	15,309
	DFS Furniture PLC	5,289	16,956
	DiscoverIE Group PLC	359,909	4,155,907
	Diversified Energy Co. PLC	1,525,418	2,184,551
	Drax Group PLC	6,138,828	50,013,421
#*	Elementis PLC	5,419,441	10,457,382
*	Energean PLC	1,900	24,212
#*	EnQuest PLC	33,030,555	9,523,666
	Epwin Group PLC	222,331	298,522
#	Essentra PLC	1,290,029	6,011,611

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ferrexpo PLC	2,092,852	$6,873,311
#*	Firstgroup PLC	10,717,103	14,759,565
#*	Flowtech Fluidpower PLC	90,707	167,473
	Foxtons Group PLC	578,251	322,841
*	Frasers Group PLC	3,785,303	37,600,941
	Fuller Smith & Turner PLC, Class A	21,478	201,072
	Galliford Try Holdings PLC	1,151,031	2,733,379
	Gem Diamonds Ltd.	88,379	57,487
	Genel Energy PLC	2,337,231	4,649,759
*	Georgia Capital PLC	175,736	1,526,519
*	Go-Ahead Group PLC	2,436	21,852
	Grafton Group PLC	5,475,243	86,063,272
	Grainger PLC	6,005,753	24,458,216
*	Greencore Group PLC	760,573	1,266,018
*	Griffin Mining Ltd.	10,666	13,203
	Gulf Keystone Petroleum Ltd.	3,209,035	9,602,764
	H&T Group PLC	68,468	259,142
	Halfords Group PLC	4,607,850	20,321,725
	Hargreaves Services PLC	13,449	91,572
	Harworth Group PLC	112,922	283,315
	Headlam Group PLC	248,020	1,486,628
	Helical PLC	1,502,609	8,766,106
	Henry Boot PLC	1,305,710	4,972,315
	Hiscox Ltd.	565,436	7,432,295
	Hochschild Mining PLC	1,783,336	2,498,987
	Hunting PLC	1,863,859	5,419,254
Ω	Ibstock PLC	433,793	1,162,411
	Inchcape PLC	2,458,627	28,036,224
	International Personal Finance PLC	2,704,289	4,578,477
	Investec PLC	3,026,363	17,427,895
	IP Group PLC	1,027,589	1,350,563
*	IQE PLC	168,271	72,535
*	James Fisher & Sons PLC	1,708	8,841
*	John Wood Group PLC	5,542,481	16,684,751
	Jupiter Fund Management PLC	1,260,941	3,911,895
*	Just Group PLC	2,978,099	3,465,549
	Keller Group PLC	1,705,743	19,572,416
*	Kier Group PLC	188,100	249,742
	Lancashire Holdings Ltd.	2,215,155	16,400,596
*	Lookers PLC	3,657,848	4,611,840
	LSL Property Services PLC	37,489	200,261
	Man Group PLC	18,951,839	49,508,356
*	Marks & Spencer Group PLC	12,840,951	38,001,616
*	Marston's PLC	8,166,819	8,929,440
*	McBride PLC	11,220	7,510
	Mears Group PLC	2,141,566	5,654,400
*	Mediclinic International PLC	5,538,353	23,890,297
*	Meggitt PLC	8,813,305	89,016,561
	Micro Focus International PLC	1,195,995	7,357,913
*	Mitchells & Butlers PLC	7,142,401	24,235,721
	Mitie Group PLC	340,442	275,856
	MJ Gleeson PLC	496,922	4,810,081
	Morgan Sindall Group PLC	263,180	7,604,146
	Morses Club PLC	23,515	14,203
	MP Evans Group PLC	15,860	174,777
#*	N Brown Group PLC	667,028	350,340
#*	National Express Group PLC	9,605,762	32,575,813
	Norcros PLC	183,093	757,304
	Numis Corp. PLC	3,851	16,680

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	OSB Group PLC	2,713,948	$20,161,799
	Pan African Resources PLC	2,243,608	551,263
	Paragon Banking Group PLC	6,577,529	50,662,401
*	Pendragon PLC	17,583,532	5,398,952
*	Petrofac Ltd.	572,797	921,114
#*	Petropavlovsk PLC	16,921,379	3,456,417
#	Pets at Home Group PLC	4,854,374	28,108,722
*	Pharos Energy PLC	1,812,868	623,416
*	Playtech PLC	4,272,115	33,655,228
	Premier Foods PLC	12,402,078	19,789,133
*	Provident Financial PLC	131,584	558,021
	QinetiQ Group PLC	890,631	3,232,214
Ω	Quilter PLC	14,017,274	26,028,921
	Rathbones Group PLC	23,030	581,500
	Reach PLC	4,782,809	16,882,232
	Redde Northgate PLC	3,323,079	17,318,857
	Redrow PLC	6,634,411	55,892,505
*	Renewi PLC	381,006	3,432,811
	Ricardo PLC	32,405	202,433
	Royal Mail PLC	7,735,321	46,223,628
	RPS Group PLC	3,368,661	5,096,752
	RWS Holdings PLC	257,673	1,752,859
	S&U PLC	6,434	233,548
*	Saga PLC	1,137,667	4,416,066
	Secure Trust Bank PLC	597	10,769
*	Senior PLC	1,662,364	3,009,189
	Serco Group PLC	1,392,599	2,519,079
	Serica Energy PLC	52,235	181,558
	Severfield PLC	1,146,318	1,091,311
*	SIG PLC	5,097,631	2,840,084
	Speedy Hire PLC	6,037,045	4,674,478
*Ω	Spire Healthcare Group PLC	2,902,958	9,342,660
*	Superdry PLC	560,377	1,579,004
	Tate & Lyle PLC	753,470	7,207,127
	TBC Bank Group PLC	142,949	2,722,163
Ω	TI Fluid Systems PLC	182,140	586,445
	TP ICAP Group PLC	11,907,150	22,572,453
	Travis Perkins PLC	4,256,879	86,372,481
	Trifast PLC	860,920	1,831,288
	TT Electronics PLC	3,284,387	10,433,979
#*	Tullow Oil PLC	8,859,072	5,995,931
	Tyman PLC	1,529,874	7,733,329
	Vertu Motors PLC	1,625,848	1,454,060
	Vesuvius PLC	6,793,330	42,100,465
*	Virgin Money UK PLC	4,112,496	10,644,907
	Vistry Group PLC	5,231,284	72,530,200
Ω	Vivo Energy PLC	79,420	142,124
	Vp PLC	276,189	3,646,647
	Wickes Group PLC	3,550,661	9,811,977
	Young & Co's Brewery PLC, Class A	8,660	176,221
TOTAL UNITED KINGDOM			1,751,859,221
TOTAL COMMON STOCKS			12,216,818,498
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Biotest AG	42,302	1,748,890
	Draegerwerk AG & Co. KGaA	175,819	10,214,036
	Jungheinrich AG	132,545	5,667,802

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	STO SE & Co. KGaA	26,577	$6,670,005
TOTAL GERMANY			24,300,733
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,202	49,108
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	347,241	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	3,585,960	53,088
TOTAL SINGAPORE			53,088
TOTAL RIGHTS/WARRANTS			102,196
TOTAL INVESTMENT SECURITIES (Cost $10,318,342,890)			12,241,221,427

			Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	25,881,892	299,427,610
TOTAL INVESTMENTS — (100.0%)
(Cost $10,617,741,654)^^			$12,540,649,037
As of January 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	819	03/18/22	$188,136,380	$184,449,038	$(3,687,342)
Total Futures Contracts			$188,136,380	$184,449,038	$(3,687,342)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$359	$888,953,733	—	$888,954,092
Austria	—	123,556,918	—	123,556,918
Belgium	531,215	236,720,759	—	237,251,974
Canada	1,404,622,684	240,953	—	1,404,863,637
China	—	2,587,088	—	2,587,088
Denmark	—	338,119,519	—	338,119,519
Finland	—	294,101,507	—	294,101,507
France	—	523,250,032	—	523,250,032
Germany	56,635,962	799,839,554	—	856,475,516
Greece	—	—	$1,930	1,930
Hong Kong	—	300,962,549	522,473	301,485,022
Ireland	—	42,755,917	—	42,755,917

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Isle of Man	—	$73,658	—	$73,658
Israel	$255,099	171,651,927	—	171,907,026
Italy	2,219,061	464,969,771	—	467,188,832
Japan	—	2,801,446,026	—	2,801,446,026
Netherlands	—	341,793,873	—	341,793,873
New Zealand	—	42,315,707	—	42,315,707
Norway	67,124	102,473,061	—	102,540,185
Portugal	—	35,861,072	—	35,861,072
Singapore	—	113,905,506	$1,169,775	115,075,281
Spain	—	269,972,501	—	269,972,501
Sweden	7,637,396	375,262,952	—	382,900,348
Switzerland	—	720,481,616	—	720,481,616
United Kingdom	—	1,751,859,221	—	1,751,859,221
Preferred Stocks
Germany	1,748,890	22,551,843	—	24,300,733
Rights/Warrants
Canada	—	49,108	—	49,108
Singapore	—	53,088	—	53,088
Securities Lending Collateral	—	299,427,610	—	299,427,610
Futures Contracts**	(3,687,342)	—	—	(3,687,342)
TOTAL	$1,470,030,448	$11,065,237,069	$1,694,178^	$12,536,961,695
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.8%)
*	A2B Australia Ltd.	175,655	$149,529
	Accent Group Ltd.	350,750	504,636
#	Adairs Ltd.	89,068	195,277
	Adbri Ltd.	327,958	683,621
*	Ainsworth Game Technology Ltd.	31,523	27,932
*	Alkane Resources Ltd.	246,023	143,813
*	Alliance Aviation Services Ltd.	32,530	89,788
*	Allkem Ltd.	293,941	1,914,042
	ALS Ltd.	165,761	1,391,544
	Altium Ltd.	21,328	545,230
	Alumina Ltd.	323,588	437,256
#*	AMA Group Ltd.	380,122	116,661
*	AMP Ltd.	3,005,258	1,873,264
	Ampol Ltd.	47,007	995,749
	Ansell Ltd.	48,118	914,816
*	Arafura Resources Ltd.	726,257	101,571
	ARB Corp. Ltd.	20,113	662,703
#*	Ardent Leisure Group Ltd.	108,911	104,756
	Aristocrat Leisure Ltd.	15,973	463,022
	ASX Ltd.	8,329	493,981
	Atlas Arteria Ltd.	53,390	247,831
	AUB Group Ltd.	21,294	351,651
#*	Audinate Group Ltd.	1,942	11,036
#*	Aurelia Metals Ltd.	1,353,634	405,036
	Aurizon Holdings Ltd.	905,198	2,264,674
	AusNet Services Ltd.	60,532	111,385
*	Aussie Broadband Ltd.	7,284	21,896
	Austal Ltd.	284,145	405,308
	Austin Engineering Ltd.	159,975	29,522
	Australia & New Zealand Banking Group Ltd.	274,007	5,178,413
*	Australian Agricultural Co. Ltd.	366,526	376,172
	Australian Ethical Investment Ltd.	18,891	124,592
	Australian Finance Group Ltd.	115,639	181,132
	Australian Mines Ltd.	171,023	22,089
	Australian Pharmaceutical Industries Ltd.	366,712	394,672
*	Australian Strategic Materials Ltd.	54,803	327,060
	Auswide Bank Ltd.	10,774	50,976
	AVJennings Ltd.	78,694	32,378
	Baby Bunting Group Ltd.	57,702	208,335
	Bank of Queensland Ltd.	650,623	3,539,224
*	Bannerman Energy Ltd.	375,473	61,548
	Bapcor Ltd.	197,234	988,265
	Base Resources Ltd.	90,567	20,880
	Beach Energy Ltd.	1,801,011	1,902,463
	Beacon Lighting Group Ltd.	24,218	46,489
	Bega Cheese Ltd.	315,233	1,141,486
	Bell Financial Group Ltd.	61,228	72,332
*	Bellevue Gold Ltd.	186,976	103,301
	Bendigo & Adelaide Bank Ltd.	329,048	2,009,776
#	BHP Group Ltd.	178,389	5,721,034
	BHP Group Ltd., Sponsored ADR	67,738	4,308,137
	Blackmores Ltd.	4,054	235,439
	BlueScope Steel Ltd.	230,932	3,026,783
	Brambles Ltd.	134,197	921,940
	Bravura Solutions Ltd.	166,332	255,157

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group Ltd.	28,885	$588,281
	Brickworks Ltd.	89,732	1,442,135
	BWX Ltd.	95,454	229,569
*	Calima Energy Ltd.	203,923	34,851
*	Calix Ltd.	3,504	12,679
	Capitol Health Ltd.	499,605	134,783
*	Capricorn Metals Ltd.	44,208	99,253
	Cardno Ltd.	17,163	21,047
#*	Carnarvon Energy Ltd.	507,698	95,671
	Carsales.com Ltd.	64,311	1,017,224
	Cash Converters International Ltd.	283,549	51,452
#	Cedar Woods Properties Ltd.	72,687	265,201
	Centrebet Litigatation	13,296	0
	Challenger Ltd.	645,886	2,638,361
#*	Champion Iron Ltd.	157,419	727,278
#*	City Chic Collective Ltd.	67,918	238,828
*	Clean Seas Seafood Ltd.	61,447	25,768
	Cleanaway Waste Management Ltd.	614,331	1,254,097
	Clinuvel Pharmaceuticals Ltd.	12,024	196,543
#	Clover Corp. Ltd.	36,665	39,478
	Cochlear Ltd.	3,502	480,240
	Codan Ltd.	96,379	620,686
	Coles Group Ltd.	39,507	453,884
*	Collection House Ltd.	117,176	8,684
	Collins Foods Ltd.	98,017	817,597
	Commonwealth Bank of Australia	72,307	4,822,135
	Computershare Ltd.	72,955	1,011,273
#*	Cooper Energy Ltd.	1,417,896	302,086
#*	Corporate Travel Management Ltd.	18,633	277,849
	Costa Group Holdings Ltd.	338,553	669,652
	Credit Corp. Group Ltd.	21,632	521,945
*	Crown Resorts Ltd.	261,575	2,253,756
	CSR Ltd.	438,908	1,748,419
#*	Dacian Gold Ltd.	234,984	29,352
	Data#3 Ltd.	87,623	343,445
*	De Grey Mining Ltd.	125,070	101,331
*	Decmil Group Ltd.	92,383	19,645
#*	Deep Yellow Ltd.	40,616	21,874
	Deterra Royalties Ltd.	109,220	333,196
#	Dicker Data Ltd.	16,739	151,632
	Domain Holdings Australia Ltd.	80,527	270,625
	Domino's Pizza Enterprises Ltd.	9,755	719,560
	Downer EDI Ltd.	630,754	2,439,900
	Eagers Automotive Ltd.	87,426	796,347
#*	Eclipx Group Ltd.	298,743	446,229
#*	Ecograf Ltd.	71,699	31,652
	Elanor Investor Group	36,246	53,082
	Elders Ltd.	120,822	934,291
	Emeco Holdings Ltd.	358,517	227,812
*	EML Payments Ltd.	27,403	58,351
	Endeavour Group Ltd.	37,895	169,262
*	Energy Resources of Australia Ltd.	31,480	7,123
*	Energy World Corp. Ltd.	1,371,925	82,590
	Enero Group Ltd.	31,796	82,270
#*	EnviroSuite Ltd.	100,794	15,477
	EQT Holdings Ltd.	9,541	176,394
	Estia Health Ltd.	259,321	374,935
	Euroz Hartleys Group Ltd.	3,435	4,027
*	EVENT Hospitality & Entertainment Ltd.	77,959	744,840

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Evolution Mining Ltd.	350,869	$881,534
	Finbar Group Ltd.	18,455	9,972
	Fleetwood Ltd.	85,236	139,854
#*	Flight Centre Travel Group Ltd.	43,634	517,597
	Fortescue Metals Group Ltd.	151,890	2,132,855
*	Frontier Digital Ventures Ltd.	53,623	53,685
*	G8 Education Ltd.	908,748	716,004
	Genworth Mortgage Insurance Australia Ltd.	344,063	594,787
	Gold Road Resources Ltd.	638,839	608,214
	GrainCorp Ltd., Class A	206,682	1,067,673
	Grange Resources Ltd.	490,389	269,234
#*	Greenland Minerals Ltd.	712,099	38,226
	GUD Holdings Ltd.	120,910	1,057,774
	GWA Group Ltd.	199,820	358,340
	Hansen Technologies Ltd.	115,264	399,928
	Harvey Norman Holdings Ltd.	319,730	1,114,370
	Healius Ltd.	783,774	2,481,078
#*	Helloworld Travel Ltd.	19,262	32,045
*	Highfield Resources Ltd.	31,517	17,002
	Hot Chili Ltd.	31,610	36,430
	HT&E Ltd.	211,508	281,368
#	HUB24 Ltd.	8,825	171,966
#*	Humm Group Ltd.	349,557	206,711
	IDP Education Ltd.	32,080	670,548
*	IDT Australia Ltd.	38,954	6,514
	IGO Ltd.	300,534	2,542,821
	Iluka Resources Ltd.	165,522	1,230,810
	Imdex Ltd.	271,537	568,068
*	Imugene Ltd.	545,411	121,848
	Incitec Pivot Ltd.	1,227,495	2,874,147
	Infomedia Ltd.	182,685	194,439
#	Inghams Group Ltd.	154,296	359,212
	Insignia Financial Ltd.	568,816	1,426,533
	Insurance Australia Group Ltd.	129,292	389,994
	Integral Diagnostics Ltd.	123,911	363,056
*	Integrated Research Ltd.	47,760	32,435
	InvoCare Ltd.	54,732	434,610
*	ioneer Ltd.	343,732	162,038
	IPH Ltd.	86,234	500,373
	IRESS Ltd.	103,353	836,108
	IVE Group Ltd.	112,528	131,568
	James Hardie Industries PLC	25,635	862,752
#	James Hardie Industries PLC, Sponsored ADR	1,506	50,180
	JB Hi-Fi Ltd.	58,815	1,924,389
#*	Jervois Global Ltd.	84,421	38,473
	Johns Lyng Group Ltd.	58,594	320,620
	Jupiter Mines Ltd.	1,025,925	160,254
*	Karoon Energy Ltd.	513,750	703,928
	Kelsian Group Ltd.	35,143	175,417
*	Kingsgate Consolidated Ltd.	56,400	69,200
#	Kogan.com Ltd.	19,892	87,842
	Lendlease Corp. Ltd.	85,192	602,865
#	Lifestyle Communities Ltd.	49,025	587,621
	Link Administration Holdings Ltd.	298,237	1,143,162
	Lovisa Holdings Ltd.	17,480	220,458
	Lycopodium Ltd.	4,501	15,422
*	Lynas Rare Earths Ltd.	42,211	272,645
	MA Financial Group Ltd.	20,529	123,710
	MACA Ltd.	287,000	145,982

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Macmahon Holdings Ltd.	971,526	$123,983
	Macquarie Group Ltd.	20,781	2,716,325
*	Macquarie Telecom Group Ltd.	832	36,614
#	Magellan Financial Group Ltd.	22,071	293,675
*	Mayne Pharma Group Ltd.	1,361,330	241,511
	McMillan Shakespeare Ltd.	51,609	411,540
	McPherson's Ltd.	112,966	65,686
	Medibank Pvt Ltd.	473,904	1,038,452
#*	Medical Developments International Ltd.	6,016	20,129
	Medusa Mining Ltd.	139,491	63,550
#*	Megaport Ltd.	8,253	79,392
#*	Mesoblast Ltd.	176,885	142,131
*	Metals X Ltd.	239,558	85,503
	Metcash Ltd.	433,202	1,215,778
#*	Mincor Resources NL	84,406	97,502
	Mineral Resources Ltd.	38,046	1,511,984
*	MMA Offshore Ltd.	206,966	59,415
#	Monadelphous Group Ltd.	69,891	445,212
	Monash IVF Group Ltd.	261,809	187,473
	Money3 Corp. Ltd.	169,331	364,324
	Mount Gibson Iron Ltd.	515,707	154,028
#*	Myer Holdings Ltd.	960,406	299,668
	MyState Ltd.	84,141	296,444
*	Nanosonics Ltd.	38,363	139,442
	National Australia Bank Ltd.	308,973	5,961,771
	Navigator Global Investments Ltd.	162,418	185,694
#*	Nearmap Ltd.	96,637	92,682
#*	Neometals Ltd.	48,923	46,284
	Netwealth Group Ltd.	34,438	372,982
	New Energy Solar	4,982	2,851
#	New Hope Corp. Ltd.	529,216	852,513
	Newcrest Mining Ltd.	130,011	2,016,648
*	NEXTDC Ltd.	21,939	168,337
	nib holdings Ltd.	242,329	1,069,178
	Nick Scali Ltd.	48,096	464,124
	Nickel Mines Ltd.	530,899	545,286
	NICO Resources Ltd.	6,601	2,217
	Nine Entertainment Co. Holdings Ltd.	967,396	1,805,390
*	Northern Minerals Ltd.	266,675	9,734
	Northern Star Resources Ltd.	401,624	2,393,648
#*	Novonix Ltd.	18,040	97,288
	NRW Holdings Ltd.	431,557	487,687
	Nufarm Ltd.	272,123	864,218
	Objective Corp. Ltd.	4,057	46,175
*	OFX Group Ltd.	129,462	211,766
#*	Omni Bridgeway Ltd.	144,669	334,581
*	oOh!media Ltd.	594,058	681,254
*	Opthea Ltd.	19,597	15,885
	Orica Ltd.	105,149	1,041,768
	Origin Energy Ltd.	372,323	1,489,850
	Orora Ltd.	563,257	1,386,825
	Over the Wire Holdings Ltd.	13,915	52,747
	OZ Minerals Ltd.	183,975	3,191,437
	Pacific Current Group Ltd.	51,154	253,743
	Pacific Smiles Group Ltd.	19,803	35,532
	Pact Group Holdings Ltd.	176,261	291,321
*	Paladin Energy Ltd.	363,054	189,315
*	Panoramic Resources Ltd.	1,056,690	184,482
*	Pantoro Ltd.	144,368	31,062

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Peet Ltd.	271,075	$217,030
	Pendal Group Ltd.	177,721	610,368
#*	Peninsula Energy Ltd.	395,924	53,485
	PeopleIN Ltd.	34,854	100,344
	Perenti Global Ltd.	697,156	381,874
	Perpetual Ltd.	34,433	804,763
	Perseus Mining Ltd.	1,083,530	1,132,558
*	Pilbara Minerals Ltd.	173,979	402,497
	Pinnacle Investment Management Group Ltd.	10,188	82,234
	Platinum Asset Management Ltd.	173,919	305,752
*	Poseidon Nickel Ltd.	563,943	39,481
*	Praemium Ltd.	59,810	53,709
	Premier Investments Ltd.	43,600	894,576
#	Pro Medicus Ltd.	16,247	524,679
	Propel Funeral Partners Ltd.	8,279	25,760
	PSC Insurance Group Ltd.	8,350	27,374
	PWR Holdings Ltd.	29,010	163,526
*	Qantas Airways Ltd.	15,605	53,410
	QBE Insurance Group Ltd.	267,437	2,123,353
	Qube Holdings Ltd.	443,350	914,929
#	Ramelius Resources Ltd.	647,729	620,821
	Ramsay Health Care Ltd.	14,956	667,277
	REA Group Ltd.	3,734	386,830
*	ReadyTech Holdings Ltd.	13,273	31,164
#	Reckon Ltd.	24,980	16,514
*	Red 5 Ltd.	575,844	110,408
#*	Redbubble Ltd.	56,201	71,554
	Reece Ltd.	20,461	315,885
#	Regis Healthcare Ltd.	93,218	116,279
	Regis Resources Ltd.	586,019	712,814
#*	Reject Shop Ltd.	19,979	86,708
	Reliance Worldwide Corp. Ltd.	219,107	809,164
#*	Resolute Mining Ltd.	707,509	143,627
*	Retail Food Group Ltd.	2,147,241	103,602
	Ridley Corp. Ltd.	146,475	146,456
	Rio Tinto Ltd.	28,857	2,294,295
*	RPMGlobal Holdings Ltd.	72,882	98,494
*	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	446,461	2,145,416
	Santos Ltd.	1,101,699	5,611,759
	SEEK Ltd.	26,845	556,314
	Select Harvests Ltd.	128,259	492,369
	Senex Energy Ltd.	143,715	469,182
	Servcorp Ltd.	42,286	102,445
	Service Stream Ltd.	485,054	268,851
	Seven Group Holdings Ltd.	28,229	436,534
#*	Seven West Media Ltd.	374,261	166,146
	SG Fleet Group Ltd.	59,084	99,454
	Shaver Shop Group Ltd.	54,108	43,187
	Sigma Healthcare Ltd.	1,302,866	416,017
*	Silver Lake Resources Ltd.	644,788	679,013
*	Silver Mines Ltd.	84,324	12,174
	Sims Ltd.	140,024	1,425,618
	SmartGroup Corp. Ltd.	77,381	393,303
	Sonic Healthcare Ltd.	47,965	1,291,712
	South32 Ltd.	977,743	2,690,061
	Southern Cross Electrical Engineering Ltd.	46,828	18,402
	Southern Cross Media Group Ltd.	216,813	290,024
#*	Speedcast International Ltd.	198,889	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	St Barbara Ltd.	742,299	$650,403
*	Star Entertainment Grp Ltd.	775,034	1,893,192
	Steadfast Group Ltd.	263,401	866,785
	Suncorp Group Ltd.	282,414	2,218,046
	Sunland Group Ltd.	67,813	135,004
#*	Sunrise Energy Metals Ltd.	15,847	19,427
	Super Retail Group Ltd.	182,119	1,506,238
*	Superloop Ltd.	273,109	206,539
	Symbio Holdings Ltd.	27,665	113,787
*	Syrah Resources Ltd.	462,383	546,185
	Tabcorp Holdings Ltd.	259,098	910,361
	Tassal Group Ltd.	251,201	627,243
	Technology One Ltd.	134,332	1,004,938
	Telstra Corp. Ltd.	224,720	624,704
#*	Temple & Webster Group Ltd.	15,717	95,460
*	Tiger Resources Ltd.	335,407	0
#	TPG Telecom Ltd.	96,322	404,399
	Treasury Wine Estates Ltd.	46,748	351,369
#*	Tuas Ltd.	41,766	56,685
#*	Tyro Payments Ltd.	22,922	36,784
	United Malt Grp Ltd.	195,855	578,470
*	Uniti Group Ltd.	118,914	355,194
	Virgin Australia Holdings Ltd.	272,729	0
#	Virtus Health Ltd.	71,063	364,705
	Vita Group Ltd.	91,686	22,081
Ω	Viva Energy Group Ltd.	645,322	983,759
#*	Webjet Ltd.	54,241	189,885
	Wesfarmers Ltd.	23,769	886,890
#*	West African Resources Ltd.	474,526	376,233
*	Western Areas Ltd.	324,995	799,848
	Westgold Resources Ltd.	313,665	406,496
	Westpac Banking Corp.	357,485	5,155,981
*	Whitehaven Coal Ltd.	881,890	1,688,532
*	Widgie Nickel Ltd.	11,598	2,375
	WiseTech Global Ltd.	2,443	79,567
	Woodside Petroleum Ltd.	233,952	4,180,489
	Woolworths Group Ltd.	37,895	924,428
	Worley Ltd.	172,057	1,417,689
*	Xero Ltd.	3,462	280,441
#*	Zip Co. Ltd.	35,381	81,450
TOTAL AUSTRALIA			213,439,912
AUSTRIA — (0.8%)
	Addiko Bank AG	2,609	36,061
	Agrana Beteiligungs AG	12,744	247,636
	ANDRITZ AG	37,161	1,977,097
	AT&S Austria Technologie & Systemtechnik AG	25,068	1,167,572
	Atrium European Real Estate Ltd.	34,738	117,963
Ω	BAWAG Group AG	33,011	1,981,160
*	DO & Co. AG	3,767	388,302
	Erste Group Bank AG	70,738	3,306,335
	EVN AG	35,368	1,041,123
*	FACC AG	6,832	59,411
*	Flughafen Wien AG	1,363	43,535
#	IMMOFINANZ AG	7,951	206,258
#*	Kapsch TrafficCom AG	2,499	39,945
*	Lenzing AG	4,527	555,678
	Mayr Melnhof Karton AG	3,500	680,936
	Oberbank AG	847	89,433

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#	Oesterreichische Post AG	16,719	$701,761
	OMV AG	31,536	1,930,141
	Palfinger AG	8,726	298,195
#	POLYTEC Holding AG	14,925	131,288
*	Porr AG	14,963	211,738
	Raiffeisen Bank International AG	124,108	3,488,334
	Rosenbauer International AG	1,017	50,923
	S IMMO AG	19,003	487,007
*	Schoeller-Bleckmann Oilfield Equipment AG	4,534	191,170
	Semperit AG Holding	6,249	189,630
	Strabag SE	15,023	646,612
	Telekom Austria AG	92,396	799,213
	UBM Development AG	2,555	121,038
	UNIQA Insurance Group AG	138,366	1,282,546
#	Verbund AG	2,017	213,621
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	1,064,192
	voestalpine AG	93,552	3,110,148
	Wienerberger AG	43,315	1,568,307
	Zumtobel Group AG	24,911	226,912
TOTAL AUSTRIA			28,651,221
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	19,804	3,822,664
	Ageas SA	84,602	4,072,269
*	AGFA-Gevaert NV	190,551	808,509
	Anheuser-Busch InBev SA	27,589	1,739,241
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	405,414
*	Argenx SE, ADR	263	70,815
	Atenor	3,815	243,852
	Banque Nationale de Belgique	69	129,642
	Barco NV	20,068	414,433
	Bekaert SA	38,406	1,788,059
*	bpost SA	88,722	654,946
	Cie d'Entreprises CFE	8,983	1,216,858
	Deceuninck NV	61,276	232,321
	D'ieteren Group	14,150	2,465,415
	Econocom Group SA/NV	133,821	535,158
#	Elia Group SA	6,355	857,574
	Etablissements Franz Colruyt NV	11,843	481,059
#*	Euronav NV	169,326	1,406,431
	EVS Broadcast Equipment SA	9,185	218,588
	Exmar NV	34,718	174,044
	Fagron	35,143	604,104
*	Galapagos NV, Sponsored ADR	659	44,483
	Gimv NV	22,820	1,391,077
*	Greenyard NV	11,357	116,348
	Immobel SA	4,049	361,041
	Ion Beam Applications	4,913	83,939
	KBC Group NV	52,588	4,573,544
*	Kinepolis Group NV	6,411	388,257
	Lotus Bakeries NV	173	1,109,586
	Melexis NV	10,065	1,055,344
#*	Ontex Group NV	64,503	472,358
	Orange Belgium SA	20,431	443,672
#*	Oxurion NV	14,207	26,151
*	Picanol	1,255	95,419
	Proximus SADP	108,790	2,221,555
	Recticel SA	42,061	801,232
	Resilux	786	202,015

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Roularta Media Group NV	1,845	$38,084
	Shurgard Self Storage SA	4,178	240,833
	Sipef NV	5,476	348,687
	Solvay SA	27,966	3,369,600
	Telenet Group Holding NV	11,802	453,061
	TER Beke SA	553	72,177
*	Tessenderlo Group SA	27,512	1,071,679
	UCB SA	6,267	623,599
	Umicore SA	20,622	780,659
	Van de Velde NV	4,118	152,649
	VGP NV	1,364	386,510
	Viohalco SA	25,814	135,113
TOTAL BELGIUM			43,400,068
CANADA — (10.4%)
*	5N Plus, Inc.	58,215	104,875
	Absolute Software Corp.	14,551	117,333
#	Acadian Timber Corp.	7,976	119,218
*	Aclara Resources, Inc.	36,691	36,080
*	Advantage Energy Ltd.	215,003	1,163,687
	Aecon Group, Inc.	72,335	987,874
*	Africa Oil Corp.	329,400	539,002
#	AG Growth International, Inc.	12,160	324,770
	AGF Management Ltd., Class B	90,237	525,315
#	Agnico Eagle Mines Ltd.	19,199	917,328
*	Aimia, Inc.	62,327	277,031
#*	Air Canada	5,100	91,717
	AirBoss of America Corp.	12,431	391,173
#	Alamos Gold, Inc.,Class A	373,227	2,546,210
#*	Alcanna, Inc.	26,755	134,917
	Algoma Central Corp.	4,796	65,046
	Algonquin Power & Utilities Corp.	66	942
	Alimentation Couche-Tard, Inc.	26,171	1,055,570
	AltaGas Ltd.	158,211	3,249,726
#	Altius Minerals Corp.	42,307	587,103
#	Altus Group Ltd.	12,866	617,515
#*	Americas Gold & Silver Corp.	57,200	42,749
	Amerigo Resources Ltd.	110,614	137,490
	Andlauer Healthcare Group, Inc.	3,203	120,546
	Andrew Peller Ltd., Class A	32,492	204,489
#	ARC Resources Ltd.	561,803	6,580,846
*	Argonaut Gold, Inc.	242,354	434,699
*	Aritzia, Inc.	41,900	1,943,786
*	Ascot Resources Ltd.	12,500	9,932
	Atco Ltd., Class I	11,300	380,652
*	Athabasca Oil Corp.	419,433	395,956
*	ATS Automation Tooling Systems, Inc.	22,145	904,162
*	Aurora Cannabis, Inc.	87,883	365,635
*	AutoCanada, Inc.	30,619	909,790
	B2Gold Corp.	851,051	3,070,938
#	Badger Infrastructure Solutions Ltd.	20,326	492,340
	Bank of Montreal	85,336	9,658,635
	Bank of Nova Scotia	138,643	9,979,237
	Barrick Gold Corp.	161,620	3,074,447
*	Bausch Health Cos., Inc.	32,429	796,781
#	BCE, Inc.	5,372	280,674
#	Birchcliff Energy Ltd.	262,868	1,296,607
#	Bird Construction, Inc.	22,559	170,725
	Black Diamond Group Ltd.	21,857	78,924

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	BlackBerry Ltd.	28,615	$235,501
#*	Bombardier, Inc., Class A	6,100	8,302
#*	Bombardier, Inc., Class B	313,317	416,556
#*	Bonterra Energy Corp.	14,474	88,132
	Boralex, Inc., Class A	13,762	357,813
	Boyd Group Services, Inc.	888	134,267
	Bridgemarq Real Estate Services	1,900	25,365
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	119	6,722
#	Brookfield Asset Management, Inc., Class A	16,432	905,403
	Brookfield Infrastructure Corp., Class A	20,209	1,340,377
#	BRP, Inc.	4,900	407,257
#*	CAE, Inc.	4,296	108,486
*	Calfrac Well Services Ltd.	2,500	10,679
	Calian Group Ltd.	5,433	244,264
*	Calibre Mining Corp.	26,811	25,943
	Cameco Corp.	42,166	819,285
#	Canaccord Genuity Group, Inc.	113,666	1,357,388
#	Canacol Energy Ltd.	123,419	325,259
#*	Canada Goose Holdings, Inc.	22,787	699,789
	Canadian Imperial Bank of Commerce	62,594	7,858,628
	Canadian National Railway Co.	8,400	1,022,448
	Canadian Natural Resources Ltd.	210,539	10,720,646
#	Canadian Tire Corp. Ltd., Class A	14,066	2,030,864
#	Canadian Utilities Ltd., Class A	10,100	293,430
	Canadian Western Bank	102,818	3,124,619
#*	Canfor Corp.	48,524	1,102,445
#*	Canfor Pulp Products, Inc.	27,749	130,761
	Capital Power Corp.	18,184	564,768
#*	Capstone Mining Corp.	334,485	1,423,564
*	Cardinal Energy Ltd.	103,611	429,554
#	Cargojet, Inc.	1,500	212,571
	Cascades, Inc.	87,572	876,306
	CCL Industries, Inc., Class B	27,170	1,420,539
*	Celestica, Inc.	119,111	1,483,001
	Cenovus Energy, Inc.	497,800	7,242,473
	Centerra Gold, Inc.	199,804	1,612,701
	CES Energy Solutions Corp.	176,052	337,936
*	CGI, Inc.	27,714	2,366,122
	Chesswood Group Ltd.	6,897	72,814
#	China Gold International Resources Corp. Ltd.	243,398	651,027
#	CI Financial Corp.	113,688	2,109,822
#	Cogeco Communications, Inc.	10,578	868,276
	Cogeco, Inc.	6,264	403,786
	Colliers International Group, Inc.	6,333	925,484
#	Computer Modelling Group Ltd.	59,122	222,321
*	Conifex Timber, Inc.	13,656	22,668
	Constellation Software, Inc.	1,392	2,397,495
*	Copper Mountain Mining Corp.	164,383	455,201
	Corby Spirit & Wine Ltd.	4,950	66,200
#	Corus Entertainment, Inc., Class B	372,041	1,472,184
#	Crescent Point Energy Corp.	432,372	2,784,839
*	Crew Energy, Inc.	221,085	643,523
#*	Cronos Group, Inc.	73,194	270,086
*	Denison Mines Corp.	414,890	502,640
*	Descartes Systems Group, Inc.	4,000	291,080
	Dexterra Group, Inc.	24,440	158,810
#*	DIRTT Environmental Solutions	26,200	43,078
	Dollarama, Inc.	17,798	918,358
#	Doman Building Materials Group Ltd.	55,021	360,992

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Dorel Industries, Inc., Class B	25,818	$508,175
	DREAM Unlimited Corp., Class A	31,388	988,445
	Dundee Precious Metals, Inc.	153,867	904,210
#	ECN Capital Corp.	187,324	786,933
	E-L Financial Corp. Ltd.	977	704,667
*	Eldorado Gold Corp.	160,082	1,401,427
#	Element Fleet Management Corp.	314,500	3,204,008
#	Emera, Inc.	1,377	65,245
	Empire Co. Ltd., Class A	61,626	1,901,406
#	Endeavour Mining PLC	146,220	3,257,647
	Enerflex Ltd.	88,931	503,720
*	Energy Fuels, Inc.	52,949	327,377
	Enerplus Corp.	204,893	2,370,895
	Enghouse Systems Ltd.	22,732	800,802
*	Ensign Energy Services, Inc.	137,467	241,161
#*,*	Equinox Gold Corp.	150,155	862,742
	Equitable Group, Inc.	26,670	1,480,419
*	ERO Copper Corp.	24,972	310,984
	Evertz Technologies Ltd.	22,556	229,615
	Exchange Income Corp.	14,690	489,994
	Exco Technologies Ltd.	20,517	158,661
#	Extendicare, Inc.	52,304	298,727
	Fairfax Financial Holdings Ltd.	12,635	6,101,060
#	Fiera Capital Corp.	42,971	339,400
	Finning International, Inc.	101,548	2,831,185
#	Firm Capital Mortgage Investment Corp.	34,100	386,028
	First Majestic Silver Corp.	2,031	20,635
#*	First Mining Gold Corp.	344,000	75,774
	First National Financial Corp.	9,600	330,863
	First Quantum Minerals Ltd.	165,936	4,087,210
	FirstService Corp.	8,601	1,371,140
*	Fission Uranium Corp.	337,775	204,607
#*,*	Fortuna Silver Mines, Inc.	220,821	750,914
#	Franco-Nevada Corp.	1,820	240,715
#	Freehold Royalties Ltd.	79,842	825,963
*	Frontera Energy Corp.	27,690	231,340
#*	Galiano Gold, Inc.	123,493	83,550
*	Gamehost, Inc.	6,382	38,910
*	GDI Integrated Facility Services, Inc.	2,600	113,519
*	Gear Energy Ltd.	26,500	28,769
	George Weston Ltd.	10,030	1,093,780
#	Gibson Energy, Inc.	93,400	1,797,242
	Gildan Activewear, Inc.	44,092	1,756,073
	goeasy Ltd.	9,293	1,077,451
*	Golden Star Resources Ltd.	26,556	103,621
#*	GoldMoney, Inc.	37,900	56,351
#*	Goodfood Market Corp.	5,540	14,121
*	Gran Tierra Energy, Inc.	362,792	328,215
	Great-West Lifeco, Inc.	24,628	769,365
	Guardian Capital Group Ltd., Class A	9,233	272,381
#	Hardwoods Distribution, Inc.	8,500	292,416
*	Headwater Exploration, Inc.	22,200	123,998
*	Heroux-Devtek, Inc.	30,496	407,845
	High Liner Foods, Inc.	17,828	197,754
	HLS Therapeutics, Inc.	1,200	13,943
#*	Home Capital Group, Inc.	59,891	1,697,104
#	Hudbay Minerals, Inc.	276,709	1,987,455
#*	i-80 Gold Corp.	81,312	170,153
	iA Financial Corp., Inc.	83,023	5,402,063

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*,*	IAMGOLD Corp.	519,826	$1,264,164
*	IBI Group, Inc.	12,400	129,058
	IGM Financial, Inc.	20,420	717,427
#*	Imperial Metals Corp.	59,862	148,342
#	Imperial Oil Ltd.	49,016	2,005,640
	Information Services Corp.	7,500	142,548
#	Innergex Renewable Energy, Inc.	50,889	746,638
*	InPlay Oil Corp.	8,100	19,754
	Intact Financial Corp.	8,600	1,165,227
	Interfor Corp.	70,212	2,092,303
	Intertape Polymer Group, Inc.	44,164	891,167
#*	Invesque, Inc.	6,700	11,189
*	Ivanhoe Mines Ltd., Class A	64,703	554,314
#Ω	Jamieson Wellness, Inc.	18,011	502,435
*	Journey Energy, Inc.	3,400	10,859
*	Karora Resources, Inc.	16,900	52,914
	K-Bro Linen, Inc.	5,946	159,087
*	Kelt Exploration Ltd.	164,853	718,470
#	Keyera Corp.	32,483	764,321
*	Kinaxis, Inc.	4,642	602,111
#	Kinross Gold Corp.	1,059,739	5,725,358
	Kirkland Lake Gold Ltd.	60,005	2,260,202
*	Knight Therapeutics, Inc.	100,843	440,293
#	KP Tissue, Inc.	7,100	59,039
#	Labrador Iron Ore Royalty Corp.	53,151	1,636,991
	Lassonde Industries, Inc., Class A	1,303	156,834
#	Laurentian Bank of Canada	47,117	1,639,819
	Leon's Furniture Ltd.	23,680	467,583
	LifeWorks, Inc.	19,256	417,038
#*	Lightspeed Commerce, Inc.	3,100	100,595
*	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,228	3,060,860
	Loblaw Cos. Ltd.	20,493	1,581,018
#*	Lucara Diamond Corp.	293,275	131,508
*	Lundin Gold, Inc.	19,376	140,235
	Lundin Mining Corp.	421,716	3,513,332
#*	MAG Silver Corp.	6,100	83,082
	Magellan Aerospace Corp.	16,036	126,532
	Magna International, Inc.	55,474	4,470,893
*	Mainstreet Equity Corp.	1,005	100,409
*	Major Drilling Group International, Inc.	76,787	503,195
*	Mandalay Resources Corp.	2,837	5,357
	Manulife Financial Corp.	135,121	2,813,219
	Maple Leaf Foods, Inc.	75,038	1,825,257
#	Martinrea International, Inc.	99,233	818,127
	Maverix Metals, Inc.	7,800	33,462
*	Maxim Power Corp.	2,200	6,750
#*	MDF Commerce, Inc.	5,000	18,133
#	Medical Facilities Corp.	32,241	258,202
*	MEG Energy Corp.	276,554	3,293,889
	Melcor Developments Ltd.	6,353	73,068
	Methanex Corp.	31,610	1,438,088
	Metro, Inc.	27,751	1,484,336
	Morguard Corp.	900	92,899
	MTY Food Group, Inc.	9,074	405,772
#	Mullen Group Ltd.	106,428	982,940
	National Bank of Canada	29,725	2,378,187
	Neo Performance Materials, Inc.	2,600	36,551
#*	New Gold, Inc.	1,126,007	1,780,493

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	NFI Group, Inc.	36,478	$548,110
	North American Construction Group Ltd.	30,957	444,223
#	North West Co., Inc.	48,708	1,343,048
	Northland Power, Inc.	53,319	1,544,013
*	Novagold Resources, Inc.	14,000	92,400
	Nutrien Ltd.	64,260	4,485,367
*	NuVista Energy Ltd.	156,290	1,105,335
#*	Obsidian Energy Ltd.	15,000	110,333
*	OceanaGold Corp.	676,723	1,043,447
	Onex Corp.	57,448	4,126,639
#	Open Text Corp.	31,099	1,488,425
*	Orbite Technologies, Inc.	121,500	0
#*,*	Organigram Holdings, Inc.	96,900	145,025
#	Osisko Gold Royalties Ltd.	104,450	1,153,939
#*	Osisko Mining, Inc.	119,330	412,114
	Pan American Silver Corp.	70,233	1,521,820
	Paramount Resources Ltd., Class A	54,687	1,075,108
#	Parex Resources, Inc.	161,830	3,442,460
	Park Lawn Corp.	20,254	616,949
#	Parkland Corp.	63,705	1,693,922
	Pason Systems, Inc.	49,920	495,214
*	Patriot One Technologies, Inc.	47,000	18,117
	Pembina Pipeline Corp.	79,955	2,538,573
#	Peyto Exploration & Development Corp.	167,519	1,312,583
	PHX Energy Services Corp.	34,852	141,201
#	Pizza Pizza Royalty Corp.	17,406	160,757
	Point.com, Inc.	4,200	65,562
	Polaris Infrastructure, Inc.	19,845	249,321
	Pollard Banknote Ltd.	2,900	83,796
#	PrairieSky Royalty Ltd.	158,519	2,040,177
#*,*	Precision Drilling Corp.	13,219	574,812
#	Premium Brands Holdings Corp.	10,287	970,959
*	Pretium Resources, Inc.	110,745	1,503,115
	Primo Water Corp.	34,578	576,957
	Primo Water Corp.	34,371	573,996
#	Quarterhill, Inc.	172,231	346,860
	Quebecor, Inc., Class B	32,000	756,732
#*	Questerre Energy Corp., Class A	62,560	16,487
#*	Real Matters, Inc.	31,043	143,597
*	Recipe Unlimited Corp.	2,510	33,864
#	Restaurant Brands International, Inc.	14,426	807,423
#*	RF Capital Group, Inc.	27,042	38,505
	Richelieu Hardware Ltd.	27,580	1,084,410
	Ritchie Bros Auctioneers, Inc.	14,768	900,250
	Rogers Communications, Inc.,Class B	25,895	1,313,380
#	Rogers Sugar, Inc.	78,915	371,869
	Royal Bank of Canada	97,059	11,066,974
	Russel Metals, Inc.	55,255	1,378,821
*	Sabina Gold & Silver Corp.	246,212	261,485
#	Sandstorm Gold Ltd.	85,519	513,645
	Saputo, Inc.	32,696	732,808
#	Savaria Corp.	20,600	300,455
*	Seabridge Gold, Inc.	6,553	105,176
	Secure Energy Services, Inc.	174,869	830,907
	Shaw Communications, Inc.,Class B	90,624	2,701,489
*	ShawCor Ltd.	52,541	244,281
#	Sienna Senior Living, Inc.	63,111	733,808
#*,*	Sierra Wireless, Inc.	28,905	424,123
#Ω	Sleep Country Canada Holdings, Inc.	42,771	1,206,262

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	SNC-Lavalin Group, Inc.	79,992	$1,763,896
*	Southern Pacific Resource Corp.	135,301	0
#*	Spark Power Group, Inc.	11,500	11,218
*Ω	Spin Master Corp.	10,194	350,453
#	Sprott, Inc.	5,586	196,163
#	SSR Mining, Inc.	185,973	3,062,617
	Stantec, Inc.	29,940	1,588,234
#	Stelco Holdings, Inc.	13,570	392,747
	Stella-Jones, Inc.	50,198	1,573,685
	Sun Life Financial, Inc.	17,346	981,784
	Suncor Energy, Inc.	284,850	8,138,262
#*,*	SunOpta, Inc.	50,484	264,524
#	Superior Plus Corp.	76,036	772,832
*	Surge Energy, Inc.	8,456	41,841
	Tamarack Valley Energy Ltd.	233,188	904,391
*	Taseko Mines Ltd.	258,029	493,262
#	TC Energy Corp.	37,674	1,945,799
#	Teck Resources Ltd.,Class B	182,268	5,626,783
	TELUS Corp.	21,200	498,833
	TFI International, Inc.	22,742	2,188,950
	Thomson Reuters Corp.	3,524	378,307
	Tidewater Midstream & Infrastructure Ltd.	165,800	169,563
	Timbercreek Financial Corp.	73,896	554,009
	TMX Group Ltd.	12,652	1,287,047
*	Torex Gold Resources, Inc.	97,651	957,193
	Toromont Industries Ltd.	22,541	1,902,548
	Toronto-Dominion Bank	96,398	7,718,212
*	Total Energy Services, Inc.	38,348	205,746
#*	Touchstone Exploration, Inc.	34,400	43,029
	Tourmaline Oil Corp.	211,983	7,557,778
	TransAlta Corp.	136,091	1,477,948
#	TransAlta Corp.	141,775	1,538,038
#	TransAlta Renewables, Inc.	23,543	321,710
	Transcontinental, Inc., Class A	62,632	1,039,637
*	TransGlobe Energy Corp.	35,819	106,741
#*	Treasury Metals, Inc.	11,477	6,230
#*	Trevali Mining Corp.	33,236	31,899
*	Trican Well Service Ltd.	200,739	562,193
#	Tricon Residential, Inc.	35,872	525,741
*	Trisura Group Ltd.	16,800	567,643
*	Turquoise Hill Resources Ltd.	84,258	1,474,966
*	Uni-Select, Inc.	26,500	494,289
*	Valens Co., Inc.	6,000	11,564
*	Vermilion Energy, Inc.	130,325	2,028,983
	VersaBank	3,600	41,745
	Wajax Corp.	19,907	360,508
	Waste Connections, Inc.	4,779	595,941
	Waterloo Brewing Ltd.	3,400	15,032
*	Wesdome Gold Mines Ltd.	79,276	681,656
#	West Fraser Timber Co. Ltd.	75,159	6,955,994
#	Western Forest Products, Inc.	355,168	564,402
#	Westshore Terminals Investment Corp.	48,843	1,037,071
#	Wheaton Precious Metals Corp.	1,800	72,576
#	Whitecap Resources, Inc.	484,034	3,415,636
*	WildBrain Ltd.	44,111	104,799
#	Winpak Ltd.	12,956	384,251
	WSP Global, Inc.	11,085	1,478,116
#	Yamana Gold, Inc.	843,203	3,481,941
#*	Yangarra Resources Ltd.	29,500	43,862

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yellow Pages Ltd.	19,713	$222,695
TOTAL CANADA			382,295,948
CHINA — (0.0%)
	CGN Mining Co. Ltd.	1,035,000	109,401
*	Goodbaby International Holdings Ltd.	1,077,000	152,570
*	Hanfeng Evergreen, Inc.	5,700	0
Ω	Hygeia Healthcare Holdings Co. Ltd.	79,000	358,156
*	Meilleure Health International Industry Group Ltd.	366,000	21,328
	Texhong Textile Group Ltd.	103,500	133,803
	TK Group Holdings Ltd.	42,000	13,974
	Tree Island Steel Ltd.	3,300	12,721
*	Village Farms International, Inc.	1,355	7,032
TOTAL CHINA			808,985
DENMARK — (2.3%)
*	ALK-Abello AS	3,390	1,431,495
	Alm Brand AS	768,740	1,457,448
	AP Moller - Maersk AS, Class A	289	968,223
	AP Moller - Maersk AS, Class B	401	1,440,449
#*	Bang & Olufsen AS	69,915	244,268
	BankNordik P/F	3,257	73,373
#*	Bavarian Nordic AS	62,931	1,852,269
*	Brodrene Hartmann AS	2,387	122,135
	Carlsberg AS, Class B	26,642	4,314,155
	cBrain AS	1,135	35,541
	Chemometec AS	5,078	526,485
	Chr Hansen Holding AS	28,172	2,259,266
	Columbus AS	64,216	92,550
	D/S Norden AS	35,416	806,128
	Danske Bank AS	201,054	3,902,706
*	Demant AS	37,962	1,679,566
*	Dfds AS	36,797	1,796,294
*	Drilling Co. of 1972 AS	9,601	374,499
	DSV AS	17,442	3,543,801
#	FLSmidth & Co. AS	40,729	1,372,980
	Fluegger Group AS	310	28,209
*	Genmab AS	3,151	1,073,008
#	GN Store Nord AS	58,432	3,535,952
	H Lundbeck AS	58,526	1,489,133
*	H+H International AS, Class B	23,980	741,066
*	Harboes Bryggeri AS, Class B	1,400	16,934
*	ISS AS	123,881	2,333,949
	Jeudan AS	775	29,477
*	Jyske Bank AS	61,980	3,650,761
	Matas AS	30,680	512,974
#*	MT Hoejgaard Holding AS	904	27,829
#Ω	Netcompany Group AS	13,785	1,012,705
*	Nilfisk Holding AS	25,175	886,841
*	NKT AS	41,329	1,739,933
#Ω	NNIT AS	10,918	160,168
	North Media AS	6,158	91,571
	Novo Nordisk AS, Class B	58,933	5,861,962
	Novozymes AS, Class B	23,076	1,584,108
*	NTG Nordic Transport Group AS, Class A	7,085	471,682
	Pandora AS	28,821	3,133,988
*	Parken Sport & Entertainment AS	3,780	49,344
	Per Aarsleff Holding AS	18,684	841,869

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank AS	29,794	$3,922,069
	Rockwool International AS, Class A	1,917	623,387
	Rockwool International AS, Class B	5,734	2,196,180
	Royal Unibrew AS	20,539	2,361,273
#*	RTX AS	10,840	272,115
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,360,990
	Schouw & Co. AS	13,251	1,120,664
	SimCorp AS	29,281	2,730,165
	Solar AS, Class B	5,383	577,189
	SP Group AS	2,691	149,007
	Spar Nord Bank AS	91,682	1,318,425
*	Sparekassen Sjaelland-Fyn AS	4,690	144,673
	Sydbank AS	42,354	1,494,991
	TCM Group AS	3,262	68,048
*	Tivoli AS	881	107,987
	Topdanmark AS	39,334	2,249,641
#*	TORM PLC, Class A	30,726	219,749
	Tryg AS	73,614	1,744,343
	UIE PLC	1,328	364,879
	Vestas Wind Systems AS	79,395	2,148,460
#*	Zealand Pharma AS	28,583	556,839
TOTAL DENMARK			83,298,168
FINLAND — (1.7%)
	Aktia Bank Oyj	47,921	621,689
	Alandsbanken Abp, Class B	1,791	71,985
	Alma Media Oyj	15,120	173,069
	Anora Group Oyj	8,701	98,784
	Apetit Oyj	2,895	40,381
	Aspo Oyj	15,585	193,629
	Atria Oyj	12,295	155,526
#	Bittium Oyj	11,330	62,821
	Cargotec Oyj, Class B	12,826	640,364
	Caverion Oyj	47,656	329,651
	Citycon Oyj	13,223	105,837
	Digia Oyj	5,011	40,759
	Elisa Oyj	35,366	2,077,463
Ω	Enento Group Oyj	347	12,608
#*	Finnair Oyj	555,240	410,864
	Fiskars Oyj Abp	37,019	921,032
	Fortum Oyj	49,848	1,356,849
	F-Secure Oyj	41,859	206,028
	Glaston Oyj ABP	650	792
	Gofore Oyj	471	12,383
	Harvia Oyj	3,467	183,247
	HKScan Oyj, Class A	43,929	79,673
	Huhtamaki Oyj	53,093	2,093,123
	Ilkka-Yhtyma Oyj	7,050	38,196
#	Kamux Corp.	7,881	100,881
	Kemira Oyj	107,243	1,576,376
	Kesko Oyj, Class A	29,456	847,030
	Kesko Oyj, Class B	114,658	3,621,264
	Kojamo Oyj	21,751	498,661
	Kone Oyj, Class B	18,181	1,177,477
	Konecranes Oyj	35,431	1,425,197
	Lassila & Tikanoja Oyj	29,795	411,683
	Marimekko Oyj	1,562	128,650
	Metsa Board Oyj, Class B	110,928	1,195,867
	Metso Outotec Oyj	214,019	2,295,270

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Musti Group Oyj	8,871	$265,123
	Neles Oyj	28,331	398,184
	Neste Oyj	3,270	147,475
*	Nokia Oyj	789,402	4,708,508
	Nokian Renkaat Oyj	68,694	2,322,541
	Nordea Bank Abp	312,611	3,718,461
	Olvi Oyj, Class A	9,640	523,090
	Oriola Oyj, Class B	109,357	268,883
	Orion Oyj, Class A	10,267	414,124
	Orion Oyj, Class B	44,798	1,821,608
*	Outokumpu Oyj	301,200	1,951,447
	Pihlajalinna Oyj	9,285	130,939
	Ponsse Oyj	6,228	281,057
*	QT Group Oyj	3,512	407,692
	Raisio Oyj, Class V	65,005	234,965
*	Rapala VMC Oyj	1,308	12,007
	Revenio Group Oyj	10,609	553,883
Ω	Rovio Entertainment Oyj	12,925	101,943
	Sampo Oyj, Class A	34,496	1,712,134
	Sanoma Oyj	52,546	793,655
#*	SRV Group Oyj	52,480	30,370
	Stora Enso Oyj, Class R	244,192	4,971,028
	Suominen Oyj	2,055	10,831
	Taaleri Oyj	5,282	68,224
Ω	Terveystalo Oyj	37,930	495,135
	TietoEVRY Oyj	58,441	1,739,001
	Tokmanni Group Corp.	41,662	871,747
	UPM-Kymmene Oyj	107,881	3,931,884
	Uponor Oyj	56,120	1,245,249
	Vaisala Oyj, Class A	9,648	514,812
	Valmet Oyj	88,204	3,368,892
	Wartsila OYJ Abp	103,936	1,283,236
#	YIT Oyj	155,620	773,076
TOTAL FINLAND			63,276,313
FRANCE — (7.3%)
	ABC arbitrage	26,141	208,886
*	Accor SA	83,725	3,077,006
#*	Aeroports de Paris	6,655	903,089
	Air Liquide SA	17,761	3,038,183
*	Akka Technologies	14,912	814,722
	AKWEL	10,146	251,430
	Albioma SA	25,760	1,006,423
Ω	ALD SA	19,476	291,857
	Alstom SA	27,342	886,420
	Altamir	17,275	486,094
	Alten SA	13,967	2,278,104
Ω	Amundi SA	10,890	846,548
	Arkema SA	51,529	7,619,495
	Assystem SA	5,099	218,060
	Atos SE	67,753	2,428,739
	Aubay	7,481	444,851
	AXA SA, Sponsored ADR	12,088	382,585
	AXA SA	180,809	5,726,401
	Axway Software SA	5,568	109,251
#	Bastide le Confort Medical	2,869	140,425
*	Beneteau SA	47,612	793,856
#	Bigben Interactive	18,417	377,745
	BioMerieux	7,736	907,146

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	BNP Paribas SA	106,510	$7,603,683
	Boiron SA	5,728	260,430
	Bollore SA	187,618	1,011,297
	Bonduelle SCA	21,198	498,624
	Bourbon Corp.	9,346	0
	Bouygues SA	175,930	6,204,533
	Bureau Veritas SA	41,334	1,182,662
	Burelle SA	25	17,803
	Capgemini SE	13,337	2,998,376
	Carrefour SA	355,563	6,766,929
#*	Casino Guichard Perrachon SA	27,313	604,136
*	Catana Group	17,977	162,150
#*	Catering International Services	1,201	17,083
*	Cegedim SA	5,260	131,422
*	CGG SA	717,125	596,951
	Chargeurs SA	22,076	556,044
	Cie de Saint-Gobain	58,843	3,981,757
*	Cie des Alpes	21,904	365,857
	Cie Generale des Etablissements Michelin SCA	45,500	7,613,233
	Cie Plastic Omnium SA	23,125	537,871
	CNP Assurances	76,779	1,889,928
*	Coface SA	99,699	1,319,012
	Credit Agricole SA	180,238	2,711,581
	Danone SA	32,207	2,008,141
	Dassault Aviation SA	12,181	1,447,620
#*	DBV Technologies SA	895	2,791
	Delta Plus Group	906	87,222
*	Derichebourg SA	117,943	1,483,227
	Edenred	21,567	926,353
	Eiffage SA	60,731	6,381,199
*	Ekinops SAS	2,213	18,112
	Electricite de France SA	94,700	910,844
	Electricite de Strasbourg SA	88	11,093
*Ω	Elior Group SA	111,917	675,097
*	Elis SA	167,011	3,050,901
	Engie SA	442,263	6,802,802
*	Eramet SA	8,814	913,566
	EssilorLuxottica SA	8,121	1,536,375
*	Esso SA Francaise	1,610	36,876
*	Etablissements Maurel et Prom SA	57,878	172,038
	Eurazeo SE	22,452	1,783,998
	Eurofins Scientific SE	26,810	2,691,800
Ω	Euronext NV	32,196	3,104,090
	Eutelsat Communications SA	178,429	2,212,483
*	Exel Industries, Class A	1,036	88,998
	Faurecia SE	110,744	4,806,166
	Fnac Darty SA	21,975	1,305,048
	Gaztransport Et Technigaz SA	12,868	1,180,534
	Getlink SE	28,670	452,265
#*	GL Events	10,980	215,349
	Groupe Crit	2,385	174,056
#	Groupe Gorge SA	1,262	21,878
	Guerbet	7,371	275,262
	Guillemot Corp.	841	15,189
*	Haulotte Group SA	11,281	65,611
	HEXAOM	3,004	129,762
*	ID Logistics Group	1,594	578,770
	Imerys SA	31,115	1,429,902
	Infotel SA	1,567	93,338

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Innate Pharma SA	13,430	$52,078
	Interparfums SA	2,540	192,996
	Ipsen SA	15,734	1,530,930
	IPSOS	41,736	1,907,048
	Jacquet Metals SACA	13,565	333,956
*	JCDecaux SA	76,916	2,105,508
	Kaufman & Broad SA	18,485	733,717
	Kering SA	2,237	1,670,513
	Korian SA	62,260	1,364,925
Ω	La Francaise des Jeux SAEM	3,636	150,544
*	Lagardere SA	44,003	1,197,922
	Laurent-Perrier	1,337	152,004
	Lectra	23,840	1,023,534
	Legrand SA	24,969	2,541,171
	Linedata Services	4,129	185,783
	LISI	19,356	608,192
	LNA Sante SA	5,697	263,622
	L'Oreal SA	4,779	2,041,334
	LVMH Moet Hennessy Louis Vuitton SE	896	735,954
Ω	Maisons du Monde SA	41,695	951,998
	Manitou BF SA	11,190	416,908
	Manutan International	1,396	123,198
	Mersen SA	17,903	746,665
#*	METabolic EXplorer SA	8,089	55,015
	Metropole Television SA	28,928	564,367
	Nexans SA	34,084	3,079,975
	Nexity SA	52,689	2,206,180
#*	Nicox	10,169	26,243
	NRJ Group	13,173	87,758
	Oeneo SA	17,064	268,530
#*	Onxeo SA	5,700	2,661
	Orange SA	1,316,569	15,466,332
	Orpea SA	23,178	1,017,611
	Pernod Ricard SA	6,040	1,291,952
	Pharmagest Interactive	1,205	108,875
	Plastiques Du Val De Loire	7,755	59,458
*	Prodways Group SA	1,893	6,190
	Publicis Groupe SA	49,760	3,371,781
	Quadient SA	36,008	735,839
#*	Rallye SA	5,003	24,383
#*††	Recylex SA	4,720	1,837
	Remy Cointreau SA	2,630	548,443
*	Renault SA	114,337	4,544,028
	Rexel SA	244,826	5,457,076
	Robertet SA	330	323,607
	Rothschild & Co.	29,559	1,282,597
	Rubis SCA	20,778	672,642
	Safran SA	9,633	1,166,260
	Samse SA	244	55,889
	Sanofi	47,014	4,915,878
	Sartorius Stedim Biotech	2,846	1,248,003
	Savencia SA	4,626	334,084
	Schneider Electric SE	14,350	2,430,804
	SCOR SE	139,848	4,770,576
	SEB SA	9,648	1,464,277
	Seche Environnement SA	4,299	307,839
	SES SA	299,545	2,304,708
*Ω	SMCP SA	9,918	81,581
	Societe BIC SA	24,659	1,404,059

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	$58,793
	Societe Generale SA	147,209	5,464,447
	Societe LDC SA	540	61,317
	Societe pour l'Informatique Industrielle	5,395	252,710
	Sodexo SA	27,382	2,546,626
*	SOITEC	3,046	556,056
#*	Solocal Group	32,742	53,287
	Somfy SA	3,975	731,863
	Sopra Steria Group SACA	16,108	2,832,083
	SPIE SA	90,996	2,110,611
	Stef SA	3,236	377,587
	STMicroelectronics NV	52,730	2,479,403
	Sword Group	8,891	409,697
	Synergie SE	6,994	265,663
*	Technicolor SA	24,584	77,090
*	Technip Energies NV	81,084	1,240,707
	Teleperformance	9,512	3,582,116
	Television Francaise 1	58,887	562,874
	Thales SA	13,980	1,289,619
	Thermador Groupe	4,498	490,237
	Tikehau Capital SCA	9,095	241,963
	Total Gabon	433	72,048
	TotalEnergies SE	308,861	17,564,129
	Trigano SA	7,260	1,375,500
#*	Ubisoft Entertainment SA	18,028	1,034,527
	Union Financiere de France BQE SA	2,287	42,535
	Valeo	142,182	3,979,476
*	Vallourec SA	64,380	572,690
Ω	Verallia SA	32,488	1,018,982
	Vetoquinol SA	2,629	386,062
	Vicat SA	21,056	872,566
	VIEL & Cie SA	15,605	101,578
	Vilmorin & Cie SA	8,732	493,620
	Vinci SA	36,490	3,999,542
	Virbac SA	2,232	897,919
	Vivendi SE	11,832	155,068
*	Vranken-Pommery Monopole SA	1,795	37,015
	Wavestone	6,693	366,529
*Ω	Worldline SA	14,994	726,762
*Ω	X-Fab Silicon Foundries SE	36,746	358,464
*	Xilam Animation SA	361	15,908
TOTAL FRANCE			269,830,941
GERMANY — (6.4%)
	1&1 AG	41,453	1,103,349
	7C Solarparken AG	35,842	166,963
	Aareal Bank AG	59,491	1,918,170
	Adesso SE	588	121,408
#	ADVA Optical Networking SE	74,512	1,121,721
	All for One Group SE	1,449	112,945
#	Allgeier SE	3,364	177,270
	Allianz SE	36,861	9,464,155
	Allianz SE, Sponsored ADR	8,379	214,670
	Amadeus Fire AG	2,171	404,679
	Aroundtown SA	39,342	243,000
	Atoss Software AG	1,774	355,686
#*Ω	Aumann AG	4,058	64,348
	Aurubis AG	38,286	3,991,055
	BASF SE	66,537	5,095,995

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Basler AG	2,286	$307,110
*	Bauer AG	15,384	170,190
	Bayer AG	59,740	3,629,435
	Bayerische Motoren Werke AG	59,479	6,295,430
	BayWa AG	15,030	632,973
	Bechtle AG	19,797	1,188,659
Ω	Befesa SA	16,031	1,131,743
	Beiersdorf AG	3,182	316,493
	Bertrandt AG	6,115	357,869
#	bet-at-home.com AG	459	8,187
*	Bijou Brigitte AG	2,250	57,790
	Bilfinger SE	28,825	1,003,728
#*	Borussia Dortmund GmbH & Co. KGaA	73,370	355,724
	Brenntag SE	39,371	3,373,160
	CANCOM SE	21,658	1,314,577
	Carl Zeiss Meditec AG	1,084	174,329
*	CECONOMY AG	163,256	726,517
	CENIT AG	3,984	61,872
	Cewe Stiftung & Co. KGAA	5,534	680,055
*	Commerzbank AG	883,755	7,631,489
	CompuGroup Medical SE & Co. KgaA	13,210	875,591
*	Continental AG	21,853	2,118,651
#*	Corestate Capital Holding SA	25,556	340,343
Ω	Covestro AG	146,531	8,790,831
	CropEnergies AG	27,276	375,682
*	CTS Eventim AG & Co. KGaA	15,399	1,094,673
	Daimler AG	163,910	13,078,990
*	Daimler Truck Holding AG	81,955	2,889,231
*Ω	Delivery Hero SE	2,281	176,070
	Dermapharm Holding SE	3,262	263,793
*	Deutsche Bank AG	408,778	5,678,560
	Deutsche Beteiligungs AG	14,598	605,800
	Deutsche Boerse AG	16,117	2,864,835
	Deutsche EuroShop AG	15,280	287,106
#*	Deutsche Lufthansa AG	186,234	1,448,121
Ω	Deutsche Pfandbriefbank AG	136,870	1,688,966
	Deutsche Post AG	39,403	2,371,296
	Deutsche Telekom AG, Sponsored ADR	6,767	127,896
	Deutsche Telekom AG	205,088	3,871,851
*	Deutz AG	131,782	902,921
	DIC Asset AG	18,473	317,775
	DMG Mori AG	4,752	224,635
	Dr Hoenle AG	2,767	112,483
	Draegerwerk AG & Co. KGaA	3,383	186,828
	Duerr AG	20,094	889,267
	E.ON SE	300,287	4,141,699
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	1,031,428
*	EDAG Engineering Group AG	6,901	84,609
	Elmos Semiconductor SE	4,369	271,707
*	ElringKlinger AG	28,219	335,736
	Encavis AG	31,634	498,344
	Energiekontor AG	2,116	149,677
	Evonik Industries AG	56,419	1,840,596
*	Evotec SE	3,177	128,556
	Fabasoft AG	1,612	58,583
	Fielmann AG	9,076	578,839
	First Sensor AG	2,838	148,550
#*	flatexDEGIRO AG	16,612	321,455
*	Francotyp-Postalia Holding AG, Class A	10,397	34,170

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	24,092	$1,645,645
	Freenet AG	114,320	3,113,566
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	83,019
	Fresenius Medical Care AG & Co. KGaA	44,853	3,049,707
	Fresenius SE & Co. KGaA	89,439	3,692,074
	Fuchs Petrolub SE	17,754	595,826
	GEA Group AG	47,586	2,248,207
#	Gerresheimer AG	26,740	2,399,663
*	Gesco AG	7,358	199,624
	GFT Technologies SE	23,807	1,179,944
#*	Global Fashion Group SA	11,779	53,821
	Grand City Properties SA	15,706	346,628
#	GRENKE AG	9,483	299,534
*	H&R GmbH & Co. KGaA	9,526	79,425
	Hamburger Hafen und Logistik AG	26,515	569,603
	Hannover Rueck SE	3,018	608,858
#Ω	Hapag-Lloyd AG	2,785	831,385
	Hawesko Holding AG	1,608	96,584
	HeidelbergCement AG	43,492	3,026,546
*	Heidelberger Druckmaschinen AG	259,333	813,675
*	HelloFresh SE	9,575	637,510
	Henkel AG & Co. KGaA	4,700	371,352
*	Highlight Communications AG	13,766	57,952
	Hornbach Baumarkt AG	8,960	480,240
	Hornbach Holding AG & Co. KGaA	9,349	1,432,256
	Hugo Boss AG	32,666	2,069,343
*	Hypoport SE	1,582	699,101
	Indus Holding AG	17,012	652,769
	Infineon Technologies AG, ADR	25,149	1,036,642
Ω	Instone Real Estate Group SE	32,532	578,893
	IVU Traffic Technologies AG	1,494	33,839
	Jenoptik AG	35,706	1,306,783
Ω	JOST Werke AG	12,353	620,426
*	K+S AG	192,423	3,673,651
	KION Group AG	53,299	4,927,667
*	Kloeckner & Co. SE	74,158	837,558
	Knorr-Bremse AG	3,310	335,600
*	Koenig & Bauer AG	13,885	432,953
	Krones AG	6,268	622,473
	KSB SE & Co. KGaA	83	42,555
	KWS Saat SE & Co. KGaA	4,277	332,348
	Lanxess AG	65,709	4,000,706
	LEG Immobilien SE	5,734	760,665
	Leifheit AG	6,821	229,941
#*	Leoni AG	22,566	244,899
#*	Manz AG	2,130	111,462
*	Medigene AG	778	1,997
	Merck KGaA	2,693	590,570
	METRO AG	102,963	1,051,021
	MLP SE	45,826	427,414
	MTU Aero Engines AG	3,069	653,050
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,491	3,954,462
*	Nagarro SE	3,364	584,850
	Nemetschek SE	18,157	1,678,290
	New Work SE	1,591	350,918
	Nexus AG	5,598	396,841
#*	Nordex SE	57,636	924,896
	Norma Group SE	22,766	826,804
	OHB SE	5,091	209,257

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Patrizia AG	25,462	$553,525
	Pfeiffer Vacuum Technology AG	5,271	1,037,984
#	PNE AG	60,101	570,971
*	Progress-Werk Oberkirch AG	1,001	34,084
	ProSiebenSat.1 Media SE	131,789	2,061,303
	PSI Software AG	5,104	224,814
	Puma SE	11,898	1,272,520
*	PVA TePla AG	3,731	130,568
*	q.beyond AG	91,973	178,673
*	QIAGEN NV	29,026	1,435,933
*	R Stahl AG	1,041	20,112
	Rational AG	640	536,522
	Rheinmetall AG	33,475	3,499,804
	RTL Group SA	16,480	932,859
	RWE AG	88,245	3,722,374
#	S&T AG	34,555	634,628
*	SAF-Holland SE	42,833	540,123
*	Salzgitter AG	37,824	1,294,050
	SAP SE	16,936	2,124,811
Ω	Scout24 SE	15,791	943,424
	Secunet Security Networks AG	753	268,116
*	SGL Carbon SE	33,817	236,054
	Siemens AG	21,667	3,440,093
#*	Siemens Energy AG	87,189	1,961,129
Ω	Siemens Healthineers AG	4,129	265,339
#	Siltronic AG	12,061	1,574,977
*	Sixt SE	6,583	1,070,179
#	SMA Solar Technology AG	6,053	215,595
	Software AG	22,034	848,430
	Stabilus SA	21,393	1,440,637
	STRATEC SE	1,863	252,178
	Stroeer SE & Co. KGaA	14,561	1,090,271
	Suedzucker AG	72,094	1,009,373
*	SUESS MicroTec SE	12,660	273,023
	Surteco Group SE	8,145	299,495
	Symrise AG	7,136	852,748
	Syzygy AG	896	6,451
	TAG Immobilien AG	26,804	707,849
	Takkt AG	30,541	517,058
*	Talanx AG	32,043	1,533,617
	Technotrans SE	6,522	193,647
	Telefonica Deutschland Holding AG	1,008,993	2,896,587
*	thyssenkrupp AG	298,657	3,073,684
	Traffic Systems SE	3,961	146,416
	Uniper SE	17,374	786,170
	United Internet AG	60,013	2,353,508
	USU Software AG	878	23,867
#*	va-Q-tec AG	1,984	47,862
#	Varta AG	5,344	582,283
	VERBIO Vereinigte BioEnergie AG	23,325	1,486,756
*	Vitesco Technologies Group AG, Class A	4,371	216,369
	Volkswagen AG	5,249	1,519,995
	Vossloh AG	9,763	470,670
	Wacker Chemie AG	9,102	1,328,347
	Wacker Neuson SE	30,563	767,795
	Washtec AG	6,761	380,300
*	Westwing Group AG	2,817	67,634
	Wuestenrot & Wuerttembergische AG	23,143	488,513
*Ω	Zalando SE	8,806	698,914

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	6,237	$266,388
TOTAL GERMANY			235,699,575
GREECE — (0.0%)
	GK Software SE	206	33,463
HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	1,631,933	40,183
	Aeon Credit Service Asia Co. Ltd.	38,000	24,777
	AIA Group Ltd.	420,000	4,384,720
*	Aidigong Maternal & Child Health Ltd.	510,000	39,300
	Allied Group Ltd.	236,000	86,918
	APAC Resources Ltd.	173,687	23,511
*	Apollo Future Mobility Group Ltd.	1,236,000	73,122
*	Applied Development Holdings Ltd.	1,210,000	16,026
	Asia Financial Holdings Ltd.	136,000	60,392
	Asia Standard International Group Ltd.	482,000	53,148
	Asiasec Properties Ltd.	49,000	3,344
	ASM Pacific Technology Ltd.	118,800	1,188,589
	Associated International Hotels Ltd.	10,000	15,904
	Bank of East Asia Ltd.	718,671	1,226,562
Ω	BOC Aviation Ltd.	163,000	1,370,371
	BOC Hong Kong Holdings Ltd.	267,000	1,030,977
	BOCOM International Holdings Co. Ltd.	519,000	85,374
	BOE Varitronix Ltd.	290,000	330,525
	Bright Smart Securities & Commodities Group Ltd.	12,000	2,211
††	Brightoil Petroleum Holdings Ltd.	1,027,000	37,052
Ω	Budweiser Brewing Co. APAC Ltd.	31,300	82,680
	Cafe de Coral Holdings Ltd.	254,000	431,272
*	Cathay Pacific Airways Ltd.	1,249,000	1,043,364
*	Century City International Holdings Ltd.	1,416,000	69,041
	Chen Hsong Holdings	122,000	38,305
	Cheuk Nang Holdings Ltd.	24,781	8,148
	Chevalier International Holdings Ltd.	30,055	36,046
*	China Baoli Technologies Holdings Ltd.	32,500	1,456
*	China Best Group Holding Ltd.	291,000	19,375
*	China Display Optoelectronics Technology Holdings Ltd.	352,000	21,711
*	China Energy Development Holdings Ltd.	4,676,000	86,861
*††	China Solar Energy Holdings Ltd.	64,000	277
#*	China Star Entertainment Ltd.	1,612,000	174,160
*	China Strategic Holdings Ltd.	17,355,000	91,972
	China Tonghai International Financial Ltd.	240,000	5,869
	Chinese Estates Holdings Ltd.	461,500	157,319
	Chinney Investments Ltd.	112,000	23,228
*	Chong Kin Group Holdings Ltd.	42,000	4,483
	Chow Sang Sang Holdings International Ltd.	365,000	483,578
	Chow Tai Fook Jewellery Group Ltd.	254,000	446,271
	Chuang's China Investments Ltd.	1,080,000	59,859
	Chuang's Consortium International Ltd.	790,925	90,119
	CITIC Telecom International Holdings Ltd.	1,924,000	700,531
	CK Asset Holdings Ltd.	322,152	2,150,496
	CK Hutchison Holdings Ltd.	343,960	2,444,635
	CK Infrastructure Holdings Ltd.	107,500	662,455
	CK Life Sciences Int'l Holdings, Inc.	672,000	62,184
#	CMBC Capital Holdings Ltd.	22,250	8,265
#	C-Mer Eye Care Holdings Ltd.	108,000	74,236
	CNQC International Holdings Ltd.	95,000	8,090
	CNT Group Ltd.	518,000	26,563
*	Cowell e Holdings, Inc.	141,000	160,638

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	225,000	$66,226
	CSI Properties Ltd.	3,691,515	99,318
	Dah Sing Banking Group Ltd.	477,795	452,995
	Dah Sing Financial Holdings Ltd.	197,466	640,251
	Dickson Concepts International Ltd.	83,500	45,093
	Dynamic Holdings Ltd.	2,000	2,548
	Eagle Nice International Holdings Ltd.	242,000	146,733
	EC Healthcare	132,000	151,795
	EcoGreen International Group Ltd.	234,000	53,832
*	Emperor Capital Group Ltd.	3,231,000	30,842
	Emperor Entertainment Hotel Ltd.	495,000	50,340
	Emperor International Holdings Ltd.	1,323,750	154,428
	Emperor Watch & Jewellery Ltd.	2,480,000	64,675
*	ENM Holdings Ltd.	680,000	59,440
*	Esprit Holdings Ltd.	1,553,048	145,831
*Ω	ESR Cayman Ltd.	81,600	276,681
*	Eternity Investment Ltd.	1,730,000	40,255
	EuroEyes International Eye Clinic Ltd., Class C	20,000	20,306
#	Fairwood Holdings Ltd.	52,000	103,992
	Far East Consortium International Ltd.	1,866,198	675,686
	First Pacific Co. Ltd.	2,145,200	826,193
*	First Shanghai Investments Ltd.	1,216,000	30,593
*Ω	FIT Hon Teng Ltd.	441,000	77,638
#*Ω	Fosun Tourism Group	55,800	74,965
	Fountain SET Holdings Ltd.	1,240,000	218,006
*Ω	Frontage Holdings Corp.	240,000	115,907
	FSE Lifestyle Services Ltd.	45,000	33,675
#*	Galaxy Entertainment Group Ltd.	54,000	312,728
	GDH Guangnan Holdings Ltd.	154,000	13,602
*	Genting Hong Kong Ltd.	436,000	23,206
	Get Nice Financial Group Ltd.	152,150	16,667
	Giordano International Ltd.	1,046,000	218,224
	Glorious Sun Enterprises Ltd.	447,000	46,474
*	Gold Peak Industries Holdings Ltd.	81,000	7,607
	Golden Resources Development International Ltd.	90,000	5,910
*††	Good Resources Holdings Ltd.	2,080,000	4,242
*	GR Properties Ltd.	588,000	78,331
	Great Eagle Holdings Ltd.	213,329	599,326
*	G-Resources Group Ltd.	498,930	170,113
	Guoco Group Ltd.	18,000	200,972
	Guotai Junan International Holdings Ltd.	1,806,000	244,679
	Haitong International Securities Group Ltd.	2,179,605	498,963
	Hang Lung Group Ltd.	742,000	1,651,342
	Hang Lung Properties Ltd.	867,000	1,854,878
	Hang Seng Bank Ltd.	48,800	966,133
	Hanison Construction Holdings Ltd.	381,459	62,617
*	Hans Energy Co. Ltd.	688,000	18,161
	Harbour Centre Development Ltd.	53,000	45,815
	Henderson Land Development Co. Ltd.	251,575	1,100,186
	HK Electric Investments & HK Electric Investments Ltd.	132,788	132,205
	HKBN Ltd.	601,500	755,407
	HKR International Ltd.	717,188	288,081
	HKT Trust & HKT Ltd.	1,398,000	1,907,704
	Hon Kwok Land Investment Co. Ltd.	110,000	39,785
	Hong Kong & China Gas Co. Ltd.	252,735	389,530
*	Hong Kong ChaoShang Group Ltd.	240,000	27,039
	Hong Kong Exchanges & Clearing Ltd.	1,200	68,491
	Hong Kong Ferry Holdings Co. Ltd.	33,000	33,064
	Hong Kong Technology Venture Co. Ltd.	382,000	353,991

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hongkong & Shanghai Hotels Ltd.	373,220	$360,194
	Hongkong Chinese Ltd.	296,000	21,749
††	Hsin Chong Group Holdings Ltd.	1,532,000	12,889
	Hung Hing Printing Group Ltd.	280,000	46,618
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,254,000	204,809
	Hysan Development Co. Ltd.	117,000	359,144
#*	I-CABLE Communications Ltd.	2,153,027	16,525
	IGG, Inc.	703,000	439,870
*	Imagi International Holdings Ltd.	216,799	17,376
	International Housewares Retail Co. Ltd.	248,000	84,755
*	IPE Group Ltd.	365,000	43,089
*	IRC Ltd.	7,348,000	252,590
	ITC Properties Group Ltd.	429,283	59,292
	Jacobson Pharma Corp. Ltd.	284,000	25,204
	Johnson Electric Holdings Ltd.	376,488	640,366
Ω	JS Global Lifestyle Co. Ltd.	190,500	304,429
	K Wah International Holdings Ltd.	1,105,000	432,626
*	Kader Holdings Co. Ltd.	214,000	12,158
	Karrie International Holdings Ltd.	396,000	78,536
	Kerry Logistics Network Ltd.	527,250	1,318,225
	Kerry Properties Ltd.	398,500	1,125,708
	Kingmaker Footwear Holdings Ltd.	204,000	27,434
*	Kingston Financial Group Ltd.	634,000	34,623
	Kowloon Development Co. Ltd.	414,000	556,581
*	KuangChi Science Ltd.	1,092,000	27,878
*	Kwoon Chung Bus Holdings Ltd.	42,000	10,547
*	Lai Sun Development Co. Ltd.	256,069	133,804
*	Lai Sun Garment International Ltd.	30,223	14,580
*	Landing International Development Ltd.	2,029,800	58,331
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	990,750	107,138
*	Lifestyle International Holdings Ltd.	303,000	165,276
	Lippo China Resources Ltd.	2,772,000	44,668
	Lippo Ltd.	9,000	2,934
	Liu Chong Hing Investment Ltd.	178,000	179,515
	L'Occitane International SA	189,500	747,329
	Luk Fook Holdings International Ltd.	333,000	877,708
	Lung Kee Bermuda Holdings	106,000	52,782
*	Magnificent Hotel Investment Ltd.	818,000	13,230
	Man Wah Holdings Ltd.	618,000	955,419
*	Mason Group Holdings Ltd.	18,263,999	48,500
	MECOM Power & Construction Ltd.	80,999	36,560
*	Melco International Development Ltd.	538,000	628,179
*	Melco Resorts & Entertainment Ltd., ADR	10,831	114,375
	Ming Fai International Holdings Ltd.	146,000	7,503
	Miramar Hotel & Investment	155,000	261,600
	Modern Dental Group Ltd.	251,000	150,722
*	Mongolian Mining Corp.	393,000	74,007
	MTR Corp. Ltd.	98,216	531,626
	NagaCorp Ltd.	534,000	425,206
	Nameson Holdings Ltd.	314,000	19,686
*††	National United Resources Holdings Ltd.	350,000	1,194
*	Neo-Neon Holdings Ltd.	613,000	38,206
	New World Development Co. Ltd.	588,644	2,403,027
*	NewOcean Energy Holdings Ltd.	788,000	5,954
	Nissin Foods Co. Ltd.	269,000	197,477
	NWS Holdings Ltd.	1,218,830	1,214,819
	Orient Overseas International Ltd.	50,000	1,238,465
	Oriental Watch Holdings	314,368	176,133
*	Oshidori International Holdings Ltd.	3,201,000	214,690

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Pacific Andes International Holdings Ltd.	1,218,336	$4,281
	Pacific Basin Shipping Ltd.	3,989,000	1,702,727
*	Pacific Century Premium Developments Ltd.	190,081	14,185
	Pacific Textiles Holdings Ltd.	833,000	423,263
*	Paliburg Holdings Ltd.	246,000	68,921
*	Paradise Entertainment Ltd.	340,000	44,542
	PC Partner Group Ltd.	208,000	314,568
	PCCW Ltd.	1,874,415	987,099
	Pentamaster International Ltd.	66,000	9,368
	Perfect Medical Health Management Ltd.	191,000	119,731
	Pico Far East Holdings Ltd.	640,000	106,223
	Playmates Holdings Ltd.	898,000	91,019
	Plover Bay Technologies Ltd.	88,000	41,859
	Prada SpA	81,300	497,137
*	PT International Development Co. Ltd.	1,088,000	35,688
	Public Financial Holdings Ltd.	292,000	94,301
*Ω	Razer, Inc.	908,000	267,462
*	Regal Hotels International Holdings Ltd.	240,000	99,399
Ω	Regina Miracle International Holdings Ltd.	155,000	123,124
#*	Sa Sa International Holdings Ltd.	426,000	81,759
	Safety Godown Co. Ltd.	84,000	34,652
*Ω	Samsonite International SA	161,700	337,958
*	Sands China Ltd.	48,400	134,961
	SAS Dragon Holdings Ltd.	294,000	211,460
	SEA Holdings Ltd.	162,968	108,483
*	Shangri-La Asia Ltd.	1,027,666	803,832
	Shenwan Hongyuan HK Ltd.	282,500	33,385
*	Shun Ho Property Investments Ltd.	13,497	2,310
*	Shun Tak Holdings Ltd.	1,541,249	408,574
	Singamas Container Holdings Ltd.	972,000	144,485
	Sino Land Co. Ltd.	1,525,465	1,976,535
	SITC International Holdings Co. Ltd.	363,000	1,383,603
*	SJM Holdings Ltd.	1,649,000	1,061,256
	SmarTone Telecommunications Holdings Ltd.	357,666	199,507
	Solomon Systech International Ltd.	996,000	99,106
	Soundwill Holdings Ltd.	69,000	65,874
*	South China Holdings Co. Ltd.	1,200,000	14,589
	Stella International Holdings Ltd.	436,000	485,164
	Sun Hung Kai & Co. Ltd.	447,341	240,020
	Sun Hung Kai Properties Ltd.	92,282	1,125,887
	SUNeVision Holdings Ltd.	290,000	254,870
	Swire Pacific Ltd., Class A	234,000	1,417,590
	Swire Pacific Ltd., Class B	407,500	403,961
#	TAI Cheung Holdings Ltd.	214,000	134,208
	Tao Heung Holdings Ltd.	324,000	37,573
	Techtronic Industries Co. Ltd.	30,500	503,253
*	Television Broadcasts Ltd.	277,200	171,938
	Texwinca Holdings Ltd.	658,000	128,041
*	Theme International Holdings Ltd.	250,000	25,177
*	Town Health International Medical Group Ltd.	1,057,899	51,060
	Tradelink Electronic Commerce Ltd.	220,000	33,020
	Transport International Holdings Ltd.	207,822	347,295
*	Trendzon Holdings Group Ltd.	300,000	38,968
	United Laboratories International Holdings Ltd.	919,000	522,666
††	Untrade Convoy	5,166,000	20,738
	Untrade CW Group Holdings	443,000	0
	Untrade Gold Fin Holdings	204,000	0
††	Untrade.Burwill	2,638,000	4,500
††	UNTRADE.UP ENERGY DEV	590,000	1,831

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Value Partners Group Ltd.	879,000	$433,508
	Vedan International Holdings Ltd.	420,000	36,091
	Vitasoy International Holdings Ltd.	352,000	687,323
#*	Vobile Group Ltd.	136,000	93,187
Ω	VPower Group International Holdings Ltd.	780,699	119,957
	VSTECS Holdings Ltd.	707,200	700,565
	VTech Holdings Ltd.	83,200	658,015
	Wai Kee Holdings Ltd.	158,000	77,568
	Wang On Group Ltd.	9,480,000	96,243
Ω	WH Group Ltd.	5,804,568	3,883,312
	Wharf Real Estate Investment Co. Ltd.	4,000	19,024
	Wing On Co. International Ltd.	30,000	68,620
	Wing Tai Properties Ltd.	154,000	86,352
*	Xingye Alloy Materials Group Ltd.	121,000	17,393
	Xinyi Glass Holdings Ltd.	374,000	991,461
	YTO Express Holdings Ltd.	128,000	45,620
*	Yue Yuen Industrial Holdings Ltd.	679,500	1,147,360
#	Zensun Enterprises Ltd.	446,999	253,013
*	Zhaobangji Properties Holdings Ltd.	272,000	15,801
TOTAL HONG KONG			81,739,467
IRELAND — (0.7%)
*	AIB Group PLC	482,180	1,273,578
*	Bank of Ireland Group PLC	674,818	4,548,185
	Cairn Homes PLC	595,791	834,007
	CRH PLC, Sponsored ADR	189,406	9,547,957
*	Dalata Hotel Group PLC	101,434	483,834
*	FBD Holdings PLC	15,411	178,295
*	Flutter Entertainment PLC	9,211	1,403,433
	Glanbia PLC	90,784	1,246,929
*Ω	Glenveagh Properties PLC	421,433	578,489
*	Irish Continental Group PLC	119,190	593,003
	Kerry Group PLC, Class A	3,556	448,047
	Kingspan Group PLC	38,416	3,697,811
*	Permanent TSB Group Holdings PLC	40,877	77,335
	Smurfit Kappa Group PLC	54,041	2,848,265
TOTAL IRELAND			27,759,168
ISRAEL — (1.3%)
	Adgar Investment & Development Ltd.	10,959	26,453
	Afcon Holdings Ltd.	794	54,368
	AFI Properties Ltd.	2,858	182,926
	Africa Israel Residences Ltd.	2,489	175,758
*	Airport City Ltd.	5,279	128,686
*	Allot Ltd.	9,849	90,539
	Alony Hetz Properties & Investments Ltd.	9,320	174,105
*	Alrov Properties & Lodgings Ltd.	4,709	289,860
	Amot Investments Ltd.	8,270	70,168
	Arad Ltd.	1,380	21,823
	Ashtrom Group Ltd.	15,317	429,102
	Atreyu Capital Markets Ltd.	960	19,289
	AudioCodes Ltd.	11,300	334,706
	Aura Investments Ltd.	60,704	155,414
#*	Avgol Industries 1953 Ltd.	33,733	28,922
*	Azorim-Investment Development & Construction Co. Ltd.	54,446	335,570
	Azrieli Group Ltd.	1,145	103,525
	Bank Hapoalim BM	179,380	1,861,558
	Bank Leumi Le-Israel BM	236,745	2,539,088

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,993	$86,647
*	Bezeq The Israeli Telecommunication Corp. Ltd.	247,536	426,117
	Big Shopping Centers Ltd.	1,066	171,297
*	BioLine RX Ltd.	118,855	15,001
	Blue Square Real Estate Ltd.	1,129	102,270
*	Brack Capital Properties NV	528	87,690
*	Camtek Ltd.	1,177	42,260
#	Carasso Motors Ltd.	26,998	184,321
*	Cellcom Israel Ltd.	63,379	370,269
*	Ceragon Networks Ltd.	21,364	49,137
*	Clal Insurance Enterprises Holdings Ltd.	43,637	1,024,935
*	Compugen Ltd.	7,817	27,490
	Danel Adir Yeoshua Ltd.	1,893	451,557
	Delek Automotive Systems Ltd.	18,419	282,407
*	Delek Group Ltd.	8,142	919,473
	Delta Galil Industries Ltd.	6,912	432,355
	Dor Alon Energy in Israel 1988 Ltd.	3,179	97,402
	Duniec Brothers Ltd.	1,765	129,205
#	Elbit Systems Ltd.	3,101	515,449
#	Electra Consumer Products 1970 Ltd.	8,899	560,313
	Electra Ltd.	1,001	729,796
	Electra Real Estate Ltd.	12,365	270,772
*	Ellomay Capital Ltd.	957	24,282
	Energix-Renewable Energies Ltd.	49,843	198,893
*	Enlight Renewable Energy Ltd.	156,143	352,377
#*	Equital Ltd.	20,579	905,483
*	Fattal Holdings 1998 Ltd.	997	120,055
#	First International Bank of Israel Ltd.	23,524	979,378
	FMS Enterprises Migun Ltd.	2,031	61,879
	Formula Systems 1985 Ltd.	7,015	789,412
	Fox Wizel Ltd.	6,677	1,297,329
	Gav-Yam Lands Corp. Ltd.	29,500	375,224
	Gilat Satellite Networks Ltd.	16,185	125,141
	Hadera Paper Ltd.	2,531	177,031
	Hamat Group Ltd.	8,118	75,911
	Harel Insurance Investments & Financial Services Ltd.	110,220	1,280,815
	Hilan Ltd.	8,673	558,998
	ICL Group Ltd.	25,129	227,255
	IDI Insurance Co. Ltd.	5,856	213,932
	IES Holdings Ltd.	1,321	140,037
	Ilex Medical Ltd.	3,707	198,682
	Inrom Construction Industries Ltd.	76,099	376,249
	Isracard Ltd.	104,883	581,281
	Israel Canada T.R Ltd.	43,856	272,802
	Israel Discount Bank Ltd., Class A	306,788	2,057,273
	Israel Land Development - Urban Renewal Ltd.	12,597	211,910
	Isras Investment Co. Ltd.	953	247,556
*	Issta Lines Ltd.	2,436	80,119
*	Kamada Ltd.	19,848	120,416
	Kardan Real Estate Enterprise & Development Ltd.	16,612	32,587
	Kenon Holdings Ltd.	10,015	563,031
#	Kerur Holdings Ltd.	3,188	90,228
	Klil Industries Ltd.	502	48,185
	Levinstein Properties Ltd.	399	17,170
	M Yochananof & Sons Ltd.	2,156	163,130
	Magic Software Enterprises Ltd.	17,329	330,605
	Malam - Team Ltd.	5,570	187,653
	Matrix IT Ltd.	32,311	903,245
	Maytronics Ltd.	10,457	224,095

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	60,937	$188,011
	Mega Or Holdings Ltd.	5,500	250,348
*	Mehadrin Ltd.	500	29,210
	Meitav Dash Investments Ltd.	26,669	137,571
*	Melisron Ltd.	1,206	106,246
	Menora Mivtachim Holdings Ltd.	25,601	629,276
#	Migdal Insurance & Financial Holdings Ltd.	369,592	654,564
	Mivne Real Estate KD Ltd.	55,653	237,965
	Mivtach Shamir Holdings Ltd.	4,606	159,293
	Mizrahi Tefahot Bank Ltd.	21,596	834,851
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	242,594
#	Nawi Brothers Ltd.	13,230	126,191
*	Neto Malinda Trading Ltd.	8,015	322,274
	Neto ME Holdings Ltd.	1,844	108,868
*	Nice Ltd., Sponsored ADR	302	77,330
*	Nova Ltd.	7,410	867,211
	Novolog Ltd.	132,674	131,936
*	Oil Refineries Ltd.	1,832,525	605,712
	One Software Technologies Ltd.	4,839	84,623
*	OPC Energy Ltd.	13,969	164,099
	Palram Industries 1990 Ltd.	6,932	107,552
*	Partner Communications Co. Ltd.	93,470	832,765
*	Partner Communications Co. Ltd., ADR	10,082	90,738
*	Paz Oil Co. Ltd.	6,263	890,868
	Peninsula Group Ltd.	12,472	11,973
*	Perion Network Ltd.	9,458	187,144
	Phoenix Holdings Ltd.	126,933	1,515,465
	Plasson Industries Ltd.	3,138	234,941
	Prashkovsky Investments & Construction Ltd.	3,341	151,718
*	Priortech Ltd.	5,563	177,795
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	364,676
	Raval Ics Ltd.	7,533	15,699
	Scope Metals Group Ltd.	6,302	264,340
#	Shapir Engineering & Industry Ltd.	38,765	374,016
*	Shikun & Binui Ltd.	77,046	497,920
	Shufersal Ltd.	76,048	715,285
	Strauss Group Ltd.	11,404	378,326
*	Summit Real Estate Holdings Ltd.	33,615	833,124
	Suny Cellular Communication Ltd.	64,446	32,586
	Tadiran Group Ltd.	1,603	239,481
	Tel Aviv Stock Exchange Ltd.	9,970	64,458
*	Tera Light Ltd.	25,601	62,206
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	268,993	2,267,611
	Tiv Taam Holdings 1 Ltd.	40,135	137,846
*	Tower Semiconductor Ltd.	30,990	1,065,346
	Victory Supermarket Chain Ltd.	3,836	83,409
	YH Dimri Construction & Development Ltd.	3,211	335,286
TOTAL ISRAEL			46,498,419
ITALY — (2.6%)
	A2A SpA	1,045,905	1,986,784
	ACEA SpA	30,658	619,613
	Amplifon SpA	33,455	1,422,041
Ω	Anima Holding SpA	231,304	1,169,904
*	Aquafil SpA	7,568	63,386
*	Arnoldo Mondadori Editore SpA	135,944	313,075
	Ascopiave SpA	55,461	226,550
	Assicurazioni Generali SpA	176,706	3,718,733
*	Atlantia SpA	53,918	1,000,465

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Avio SpA	11,111	$132,361
	Azimut Holding SpA	61,214	1,646,597
	Banca Generali SpA	30,586	1,231,868
	Banca IFIS SpA	25,424	510,244
	Banca Mediolanum SpA	87,134	847,021
#*	Banca Monte dei Paschi di Siena SpA	246,303	254,624
	Banca Popolare di Sondrio SCPA	493,541	2,075,946
#	Banca Profilo SpA	193,938	46,022
#Ω	Banca Sistema SpA	57,614	133,201
	Banco BPM SpA	1,560,523	4,865,022
	Banco di Desio e della Brianza SpA	26,638	90,087
	Be Shaping The Future SpA	54,666	155,140
Ω	BFF Bank SpA	91,912	702,754
*	Biesse SpA	1,204	31,238
	BPER Banca	1,039,057	2,187,448
	Brembo SpA	54,314	722,109
*	Brunello Cucinelli SpA	17,481	1,015,177
	Buzzi Unicem SpA	59,407	1,240,493
	Cairo Communication SpA	52,233	112,431
	Cementir Holding NV	38,268	337,398
*	CIR SpA-Compagnie Industriali	263,997	125,475
	CNH Industrial NV	149,479	2,278,373
	Credito Emiliano SpA	87,133	601,027
*	d'Amico International Shipping SA	298,210	31,352
	Danieli & C Officine Meccaniche SpA	40,409	723,837
#	Danieli & C Officine Meccaniche SpA	13,360	363,396
	Davide Campari-Milano NV	10,449	131,190
	De' Longhi SpA	24,785	854,129
	DeA Capital SpA	108,649	164,202
	DiaSorin SpA	4,701	724,712
Ω	doValue SpA	8,431	73,105
*	Elica SpA	25,575	98,101
	Emak SpA	41,737	93,209
	Enel SpA	240,535	1,851,299
	Eni SpA	237,920	3,573,842
	ERG SpA	33,272	970,211
	Esprinet SpA	40,275	552,153
#*	Eurotech SpA	11,968	67,378
*	Exprivia SpA	16,491	38,989
	Ferrari NV	6,898	1,589,869
	Fila SpA	6,946	71,337
#*	Fincantieri SpA	496,459	317,846
	FinecoBank Banca Fineco SpA	41,105	691,068
#*	FNM SpA	128,567	85,426
	Gefran SpA	3,892	46,920
#*	Geox SpA	47,794	54,395
	Gruppo MutuiOnline SpA	14,143	673,177
	Hera SpA	443,017	1,841,788
*	Illimity Bank SpA	28,479	416,708
*	IMMSI SpA	249,326	118,801
Ω	Infrastrutture Wireless Italiane SpA	63,121	680,596
#*	Intek Group SpA	237,868	123,938
	Interpump Group SpA	14,218	878,013
	Intesa Sanpaolo SpA	2,048,178	6,086,853
	Iren SpA	100,252	301,599
	Italgas SpA	126,896	841,882
	Italmobiliare SpA	10,783	385,766
*	Iveco Group NV	33,526	356,686
#*	Juventus Football Club SpA	559,177	239,029

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	La Doria SpA	10,357	$192,017
*	Leonardo SpA	181,334	1,309,736
	Maire Tecnimont SpA	148,190	707,734
	Mediobanca Banca di Credito Finanziario SpA	267,113	3,060,210
*	MFE-MediaForEurope NV, Class A	270,865	224,576
#	MFE-MediaForEurope NV, Class B	270,865	345,633
	Moncler SpA	21,751	1,395,969
*	Newlat Food SpA	6,406	52,948
	Openjobmetis SpA agenzia per il lavoro	2,042	27,330
	Orsero SpA	5,442	68,877
*Ω	OVS SpA	259,224	720,239
	Pharmanutra SpA	971	72,062
	Piaggio & C SpA	267,524	856,381
Ω	Pirelli & C SpA	251,397	1,777,438
Ω	Poste Italiane SpA	42,900	575,830
*	Prima Industrie SpA	3,071	65,283
	Prysmian SpA	10,993	370,701
Ω	RAI Way SpA	55,432	314,971
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,254,075
	Reply SpA	8,013	1,346,590
#*	Risanamento SpA	155,351	25,784
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	65,588
	Sabaf SpA	3,112	86,489
#	SAES Getters SpA	1,724	47,663
	SAES Getters SpA	1,929	36,934
*	Safilo Group SpA	40,421	68,398
#*	Saipem SpA	580,719	888,273
	Salcef SpA	2,828	76,611
*	Salvatore Ferragamo SpA	2,299	49,265
#*	Saras SpA	545,503	342,134
*	Servizi Italia SpA	9,572	21,555
	Sesa SpA	4,033	729,435
	Snam SpA	156,671	877,934
*	Sogefi SpA	54,517	73,656
	SOL SpA	22,545	482,248
	Tamburi Investment Partners SpA	68,503	697,462
Ω	Technogym SpA	42,645	363,952
	Telecom Italia SpA	5,975,301	2,816,037
	Telecom Italia SpA	3,907,957	1,745,165
	Telecom Italia SpA, Sponsored ADR	15,814	74,326
#	Tenaris SA, ADR	51,351	1,251,937
	Terna - Rete Elettrica Nazionale	110,241	866,209
	Tinexta SpA	9,290	330,013
*	Tod's SpA	7,493	403,848
	TXT e-solutions SpA	5,832	58,240
	UniCredit SpA	476,352	7,570,855
#Ω	Unieuro SpA	9,160	196,138
	Unipol Gruppo SpA	341,821	1,922,995
	UnipolSai Assicurazioni SpA	240,343	701,727
#	Webuild SpA	112,949	236,595
	YD More Investments Ltd.	4,910	22,642
	Zignago Vetro SpA	14,273	247,166
TOTAL ITALY			96,091,283
JAPAN — (22.0%)
	&Do Holdings Co. Ltd.	7,500	54,928
	77 Bank Ltd.	56,300	745,101
	A&D Co. Ltd.	22,300	190,812
	ABC-Mart, Inc.	1,400	63,923

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Abist Co. Ltd.	700	$17,641
*	Access Co. Ltd.	22,700	113,934
	Achilles Corp.	12,300	132,509
	Acom Co. Ltd.	188,200	528,201
	AD Works Group Co. Ltd.	33,460	40,233
#	Adastria Co. Ltd.	27,560	412,930
	ADEKA Corp.	88,600	1,922,350
#	Ad-sol Nissin Corp.	5,100	70,164
	Adtec Plasma Technology Co. Ltd.	1,700	34,990
	Advan Group Co. Ltd.	13,700	114,683
#	Advance Create Co. Ltd.	5,700	51,720
*	Advanced Media, Inc.	13,700	68,347
	Advantest Corp.	9,600	817,080
#	Adventure, Inc.	1,000	55,677
	Adways, Inc.	5,200	33,478
	Aeon Co. Ltd.	45,019	1,025,855
#	Aeon Delight Co. Ltd.	9,700	262,533
#	Aeon Fantasy Co. Ltd.	5,700	95,626
	AEON Financial Service Co. Ltd.	89,300	937,237
#	Aeon Hokkaido Corp.	12,300	114,627
	Aeon Mall Co. Ltd.	13,600	196,608
#	Aeria, Inc.	17,400	55,114
	AFC-HD AMS Life Science Co. Ltd.	8,000	51,519
	AGC, Inc.	69,600	3,194,319
#	Agro-Kanesho Co. Ltd.	3,900	42,199
#	Ahresty Corp.	18,500	61,322
	Ai Holdings Corp.	11,400	176,677
	Aica Kogyo Co. Ltd.	12,800	352,651
	Aichi Bank Ltd.	8,300	348,420
	Aichi Corp.	36,000	255,094
	Aichi Steel Corp.	10,800	242,987
	Aichi Tokei Denki Co. Ltd.	6,600	105,381
	Aida Engineering Ltd.	43,000	393,397
	Aiful Corp.	186,500	560,163
	Aiming, Inc.	12,500	32,389
	Ain Holdings, Inc.	12,600	647,650
	Aiphone Co. Ltd.	8,300	157,528
	Air Water, Inc.	120,200	1,832,142
	Airport Facilities Co. Ltd.	20,400	96,993
#	Airtech Japan Ltd.	7,800	74,477
	Aisan Industry Co. Ltd.	39,300	236,165
	Aisin Corp.	66,006	2,396,874
	AIT Corp.	1,200	15,293
	Aizawa Securities Group Co. Ltd.	26,400	209,297
	Ajinomoto Co., Inc.	29,700	828,674
	Ajis Co. Ltd.	2,000	45,564
	Akatsuki Corp.	17,800	54,782
#	Akatsuki, Inc.	6,500	151,552
*	Akebono Brake Industry Co. Ltd.	84,900	126,510
	Akita Bank Ltd.	16,600	249,913
#	Albis Co. Ltd.	5,800	109,875
	Alconix Corp.	21,900	256,116
	Alfresa Holdings Corp.	99,200	1,414,479
	Alinco, Inc.	12,100	100,457
	Alleanza Holdings Co. Ltd.	5,500	51,443
*	Allied Telesis Holdings KK	80,300	61,811
	Alpen Co. Ltd.	15,500	269,585
	Alpha Corp.	5,800	54,681
	Alpha Systems, Inc.	1,280	40,402

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	177,948	$1,940,784
	Alps Logistics Co. Ltd.	9,000	78,163
	Altech Corp.	9,020	141,731
	Amada Co. Ltd.	184,800	1,789,141
	Amano Corp.	13,600	272,808
	Amiyaki Tei Co. Ltd.	3,600	89,511
	Amuse, Inc.	7,900	139,277
	Amvis Holdings, Inc.	1,200	46,512
	Anabuki Kosan, Inc.	5,300	89,076
	Anest Iwata Corp.	26,300	177,773
	Anicom Holdings, Inc.	36,500	231,769
	Anritsu Corp.	54,900	758,109
	AOI Electronics Co. Ltd.	3,700	71,389
	AOKI Holdings, Inc.	49,178	251,058
	Aoki Super Co. Ltd.	1,800	44,723
#	Aomori Bank Ltd.	17,800	296,157
*	Aoyama Trading Co. Ltd.	38,600	228,078
	Aoyama Zaisan Networks Co. Ltd.	21,200	236,317
	Aozora Bank Ltd.	71,000	1,596,287
	Apaman Co. Ltd.	5,900	24,017
	Arakawa Chemical Industries Ltd.	14,800	149,208
	Arata Corp.	13,100	457,610
	Araya Industrial Co. Ltd.	3,200	45,735
	Arcland Sakamoto Co. Ltd.	4,600	62,826
#	Arcland Service Holdings Co. Ltd.	11,500	218,270
	Arcs Co. Ltd.	43,089	809,956
	Ardepro Co. Ltd.	57,700	24,757
	Arealink Co. Ltd.	11,000	139,342
	Argo Graphics, Inc.	9,000	245,745
	Arisawa Manufacturing Co. Ltd.	32,700	284,277
	ARTERIA Networks Corp.	17,000	201,426
	Artiza Networks, Inc.	5,000	47,467
	Artnature, Inc.	16,800	102,415
	ArtSpark Holdings, Inc.	6,800	42,415
*	Aruhi Corp.	28,800	288,892
	As One Corp.	5,200	257,645
	Asahi Broadcasting Group Holdings Corp.	8,100	49,484
#	Asahi Co. Ltd.	18,200	222,385
	Asahi Diamond Industrial Co. Ltd.	63,100	334,529
	Asahi Group Holdings Ltd.	22,200	906,220
	Asahi Holdings, Inc.	46,000	891,264
	Asahi Intecc Co. Ltd.	20,600	351,456
	Asahi Kasei Corp.	358,600	3,542,223
	Asahi Kogyosha Co. Ltd.	3,900	96,945
#	Asahi Net, Inc.	4,500	23,599
	Asahi Yukizai Corp.	12,400	192,771
	Asante, Inc.	2,500	35,616
	Asanuma Corp.	8,000	378,298
	Asax Co. Ltd.	1,800	10,688
*	Ashimori Industry Co. Ltd.	4,300	35,068
	Asia Pile Holdings Corp.	31,700	121,966
	Asics Corp.	2,200	42,714
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	205,835
	ASKUL Corp.	20,600	251,417
	Astellas Pharma, Inc.	48,700	786,045
	Astena Holdings Co. Ltd.	28,400	95,666
	Asteria Corp.	3,100	23,947
	Asti Corp.	4,000	60,929
*	Atrae, Inc.	4,900	84,244

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Atsugi Co. Ltd.	19,900	$93,967
	Aucnet, Inc.	8,400	111,099
	Autobacs Seven Co. Ltd.	53,800	652,400
	Aval Data Corp.	5,400	119,972
	Avant Corp.	11,700	103,765
#	Avantia Co. Ltd.	8,800	63,470
	Avex, Inc.	21,800	244,363
	Awa Bank Ltd.	35,700	702,888
#	Axell Corp.	9,300	92,358
	Axial Retailing, Inc.	14,000	398,450
	Azbil Corp.	4,400	172,822
	Bandai Namco Holdings, Inc.	10,600	745,054
	Bando Chemical Industries Ltd.	30,100	228,856
	Bank of Iwate Ltd.	14,700	243,283
	Bank of Kochi Ltd.	5,900	39,693
	Bank of Kyoto Ltd.	32,200	1,501,250
	Bank of Nagoya Ltd.	11,500	298,571
	Bank of Saga Ltd.	14,600	192,844
	Bank of the Ryukyus Ltd.	46,500	324,128
#	Bank of Toyama Ltd.	2,200	37,569
	Baroque Japan Ltd.	7,800	60,971
	Base Co. Ltd.	1,100	39,305
	BayCurrent Consulting, Inc.	2,100	796,989
	Beauty Garage, Inc.	800	19,938
	Beenos, Inc.	9,400	149,126
	Belc Co. Ltd.	6,900	323,987
	Bell System24 Holdings, Inc.	23,900	295,161
	Belluna Co. Ltd.	58,400	369,543
	Benefit One, Inc.	14,400	437,952
	Benesse Holdings, Inc.	28,000	546,062
	BeNext-Yumeshin Group Co.	19,816	270,319
#*	Bengo4.com, Inc.	2,500	105,128
#	Bic Camera, Inc.	44,200	386,076
#	B-Lot Co. Ltd.	1,400	5,756
	BML, Inc.	15,600	474,139
	Bookoff Group Holdings Ltd.	2,900	25,871
	Bourbon Corp.	5,800	114,514
	BP Castrol KK	5,300	60,236
#	Br Holdings Corp.	34,100	107,552
*	BrainPad, Inc.	9,600	93,722
	Bridgestone Corp.	40,500	1,773,544
	Broadband Tower, Inc.	34,100	53,498
	Broadleaf Co. Ltd.	75,800	231,365
#*	Broadmedia Corp.	11,900	90,079
#	Broccoli Co. Ltd.	5,500	54,015
	Brother Industries Ltd.	40,700	749,534
	Bunka Shutter Co. Ltd.	59,800	546,927
	Business Brain Showa-Ota, Inc.	800	13,702
#	Business Engineering Corp.	400	12,098
	BuySell Technologies Co. Ltd.	500	10,996
	C Uyemura & Co. Ltd.	5,200	256,864
	CAC Holdings Corp.	10,900	125,449
	Calbee, Inc.	32,900	757,284
#	Can Do Co. Ltd.	560	9,605
	Canon Electronics, Inc.	17,900	253,147
	Canon Marketing Japan, Inc.	23,000	469,753
	Canon, Inc., Sponsored ADR	24,859	589,655
	Canon, Inc.	13,900	328,745
	Capcom Co. Ltd.	20,400	492,471

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Careerlink Co. Ltd.	1,800	$25,566
	Carenet, Inc.	4,400	30,493
	Carlit Holdings Co. Ltd.	8,300	49,013
	Carta Holdings, Inc.	4,600	76,720
#	Casa, Inc.	7,200	51,989
	Casio Computer Co. Ltd.	52,700	659,114
	Cawachi Ltd.	16,400	329,834
	Central Automotive Products Ltd.	8,800	192,081
	Central Glass Co. Ltd.	38,100	706,879
#	Central Security Patrols Co. Ltd.	10,600	212,433
	Central Sports Co. Ltd.	5,400	114,495
	Ceres, Inc.	4,500	74,056
	Charm Care Corp. KK	13,500	135,140
	Chiba Bank Ltd.	180,800	1,168,812
	Chiba Kogyo Bank Ltd.	46,300	110,752
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	160,648
#	Chino Corp.	5,900	84,577
	Chiyoda Co. Ltd.	21,100	141,069
*	Chiyoda Corp.	26,200	77,341
	Chiyoda Integre Co. Ltd.	8,800	140,738
	Chofu Seisakusho Co. Ltd.	16,400	281,135
	Chori Co. Ltd.	10,800	166,526
	Chubu Shiryo Co. Ltd.	20,800	184,848
	Chudenko Corp.	31,800	587,375
	Chuetsu Pulp & Paper Co. Ltd.	20,089	171,482
#	Chugai Ro Co. Ltd.	5,500	77,333
	Chugoku Bank Ltd.	110,700	902,738
	Chugoku Electric Power Co., Inc.	21,600	169,768
	Chugoku Marine Paints Ltd.	39,000	312,918
	Chukyo Bank Ltd.	9,100	132,440
	Chuo Spring Co. Ltd.	10,900	71,455
#	Chuo Warehouse Co. Ltd.	1,100	9,386
	CI Takiron Corp.	46,300	222,162
	Citizen Watch Co. Ltd.	262,300	1,122,755
	CKD Corp.	15,200	280,598
	CK-San-Etsu Co. Ltd.	3,400	117,727
	CL Holdings, Inc.	3,200	32,487
	Cleanup Corp.	21,000	97,690
	CMIC Holdings Co. Ltd.	10,300	133,300
*	CMK Corp.	53,000	262,385
	Coca-Cola Bottlers Japan Holdings, Inc.	68,204	800,057
	COLOPL, Inc.	35,000	192,725
	Colowide Co. Ltd.	10,400	150,270
	Computer Engineering & Consulting Ltd.	23,000	215,021
	Computer Institute of Japan Ltd.	8,700	60,487
	COMSYS Holdings Corp.	26,259	624,812
	Comture Corp.	9,700	236,674
	Concordia Financial Group Ltd.	377,738	1,552,259
	CONEXIO Corp.	12,800	154,504
#*	COOKPAD, Inc.	69,000	147,977
	Core Corp.	900	11,958
	Corona Corp.	16,800	129,828
	Cosel Co. Ltd.	23,300	166,555
	Cosmo Energy Holdings Co. Ltd.	57,800	1,162,000
	Cosmos Initia Co. Ltd.	11,300	42,070
	Cosmos Pharmaceutical Corp.	2,000	249,769
#	Cota Co. Ltd.	7,377	100,935
#	CRE, Inc.	6,400	94,305
	Create Medic Co. Ltd.	6,400	54,135

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Create Restaurants Holdings, Inc.	38,000	$243,569
	Create SD Holdings Co. Ltd.	13,500	364,354
	Credit Saison Co. Ltd.	141,900	1,583,930
	Creek & River Co. Ltd.	5,400	84,401
	Cresco Ltd.	9,900	153,712
*	CROOZ, Inc.	6,600	47,324
	CTI Engineering Co. Ltd.	13,000	271,458
	CTS Co. Ltd.	11,600	78,438
#	Cube System, Inc.	5,200	42,099
	Curves Holdings Co. Ltd.	18,400	112,300
	CyberAgent, Inc.	29,600	345,142
	Cyberlinks Co. Ltd.	4,400	33,301
	Cybernet Systems Co. Ltd.	12,900	72,014
	Cybozu, Inc.	9,800	121,568
	Dai Nippon Printing Co. Ltd.	54,000	1,296,277
	Dai Nippon Toryo Co. Ltd.	21,400	150,212
	Daibiru Corp.	7,700	147,905
	Daicel Corp.	141,500	1,043,759
	Dai-Dan Co. Ltd.	10,400	204,614
	Daido Kogyo Co. Ltd.	8,100	64,700
	Daido Metal Co. Ltd.	54,800	299,848
	Daido Steel Co. Ltd.	24,000	927,440
#*	Daidoh Ltd.	21,700	26,266
	Daifuku Co. Ltd.	5,000	347,124
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	72,464
	Daihen Corp.	11,900	425,274
#	Daiho Corp.	16,900	539,103
	Dai-Ichi Cutter Kogyo KK	5,900	71,563
	Daiichi Jitsugyo Co. Ltd.	8,900	324,608
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	179,433
	Dai-ichi Life Holdings, Inc.	64,600	1,454,111
	Daiichi Sankyo Co. Ltd.	5,400	121,338
	Daiichikosho Co. Ltd.	5,300	150,181
	Daiken Corp.	14,800	272,952
	Daiken Medical Co. Ltd.	6,000	27,435
	Daiki Aluminium Industry Co. Ltd.	34,000	466,495
	Daikin Industries Ltd.	9,100	1,910,491
	Daikoku Denki Co. Ltd.	6,700	70,524
#	Daikokutenbussan Co. Ltd.	5,400	212,066
	Daikyonishikawa Corp.	38,800	200,565
	Dainichi Co. Ltd.	13,600	85,485
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	223,289
	Daio Paper Corp.	49,000	797,223
	Daiseki Co. Ltd.	11,400	456,690
#	Daiseki Eco. Solution Co. Ltd.	4,600	47,367
	Daishi Hokuetsu Financial Group, Inc.	38,500	892,716
#	Daishinku Corp.	32,000	352,901
	Daisue Construction Co. Ltd.	7,600	86,216
#	Daito Bank Ltd.	5,000	32,304
	Daito Chemix Corp.	1,300	10,415
	Daito Pharmaceutical Co. Ltd.	11,760	285,250
	Daito Trust Construction Co. Ltd.	6,200	710,933
	Daitron Co. Ltd.	8,400	145,687
	Daiwa House Industry Co. Ltd.	67,700	1,975,700
	Daiwa Industries Ltd.	22,900	225,490
	Daiwa Securities Group, Inc.	337,547	2,033,956
	Daiwabo Holdings Co. Ltd.	95,000	1,358,269
	DATA HORIZON Co. Ltd.	1,800	22,204
	Dawn Corp.	1,000	14,343

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	124,400	$1,180,681
#	Dear Life Co. Ltd.	13,100	59,948
	Delica Foods Holdings Co. Ltd.	4,800	22,658
	DeNA Co. Ltd.	64,800	1,007,649
	Denka Co. Ltd.	61,900	2,180,009
#	Densan System Holdings Co. Ltd.	6,000	135,897
	Denso Corp.	9,600	716,483
	Dentsu Group, Inc.	17,200	595,666
	Denyo Co. Ltd.	18,200	267,775
	Dexerials Corp.	49,400	1,358,385
	Diamond Electric Holdings Co. Ltd.	2,300	21,099
	DIC Corp.	71,000	1,821,526
	Digital Arts, Inc.	6,600	388,857
	Digital Garage, Inc.	6,800	240,569
	Digital Hearts Holdings Co. Ltd.	7,100	106,968
*	Digital Holdings, Inc.	14,500	163,659
	Digital Information Technologies Corp.	3,400	35,115
	Dip Corp.	10,500	332,424
	Direct Marketing MiX, Inc.	6,000	73,925
	Disco Corp.	2,700	742,375
	DKK Co. Ltd.	9,700	196,835
	DKK-Toa Corp.	1,800	14,170
	DKS Co. Ltd.	8,600	221,366
	DMG Mori Co. Ltd.	70,500	1,118,680
	Doshisha Co. Ltd.	22,000	291,334
	Double Standard, Inc.	2,600	54,968
	Doutor Nichires Holdings Co. Ltd.	24,800	345,448
	Dowa Holdings Co. Ltd.	44,000	1,907,567
*	Drecom Co. Ltd.	3,800	13,810
	DTS Corp.	23,400	499,335
	Duskin Co. Ltd.	31,000	744,981
	Dvx, Inc.	4,600	40,881
#	DyDo Group Holdings, Inc.	9,200	380,104
	Dynic Corp.	4,600	28,666
	Eagle Industry Co. Ltd.	24,100	231,068
	Earth Corp.	7,900	402,623
	Ebara Corp.	13,900	681,262
	Ebara Foods Industry, Inc.	5,100	125,226
	Ebara Jitsugyo Co. Ltd.	10,600	199,696
	Ebase Co. Ltd.	9,300	41,337
#	Eco's Co. Ltd.	8,100	143,900
	EDION Corp.	79,600	742,812
#	EF-ON, Inc.	20,000	92,490
	eGuarantee, Inc.	11,400	187,571
	E-Guardian, Inc.	4,100	100,770
	Ehime Bank Ltd.	30,800	248,771
	Eidai Co. Ltd.	18,000	47,703
	Eiken Chemical Co. Ltd.	14,400	215,856
	Eisai Co. Ltd.	4,200	210,357
	Eizo Corp.	15,200	522,798
#	EJ Holdings, Inc.	9,400	95,235
	Elan Corp.	17,400	153,049
	Elecom Co. Ltd.	33,800	409,092
	Electric Power Development Co. Ltd.	8,200	107,603
	Elematec Corp.	17,148	155,800
	Endo Lighting Corp.	16,000	141,010
	ENEOS Holdings, Inc.	1,499,070	5,970,233
	Enigmo, Inc.	11,800	63,871
	en-japan, Inc.	16,500	397,685

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Enomoto Co. Ltd.	5,700	$86,126
	Enplas Corp.	9,700	246,028
	Enshu Ltd.	3,100	16,246
	Entrust, Inc.	5,600	32,128
#	eRex Co. Ltd.	8,000	105,729
	ES-Con Japan Ltd.	12,200	81,332
	Escrow Agent Japan, Inc.	4,800	7,327
	Eslead Corp.	5,900	87,818
	ESPEC Corp.	15,200	270,023
	Exedy Corp.	25,900	380,188
#	Ezaki Glico Co. Ltd.	23,400	758,681
	F&M Co. Ltd.	3,700	56,968
	Faith, Inc.	6,900	39,796
	FALCO HOLDINGS Co. Ltd.	7,700	137,764
	FAN Communications, Inc.	35,000	115,480
	Fancl Corp.	6,000	152,811
	FANUC Corp.	3,000	593,245
	FCC Co. Ltd.	34,200	439,786
*	FDK Corp.	11,900	87,245
	Feed One Co. Ltd.	29,788	183,179
	Felissimo Corp.	1,200	12,862
	Fenwal Controls of Japan Ltd.	3,400	44,379
	Ferrotec Holdings Corp.	28,400	708,713
*	FFRI Security, Inc.	1,700	14,945
	Fibergate, Inc.	5,700	53,324
	FIDEA Holdings Co. Ltd.	15,020	182,445
	Fields Corp.	10,400	44,360
	Financial Products Group Co. Ltd.	11,800	67,927
	FINDEX, Inc.	6,400	52,600
	First Bank of Toyama Ltd.	39,200	106,599
#	First Brothers Co. Ltd.	4,800	32,245
	First Juken Co. Ltd.	7,900	81,188
	Fixstars Corp.	13,800	88,503
	FJ Next Holdings Co. Ltd.	21,800	187,583
	Focus Systems Corp.	1,300	10,340
	Food & Life Cos. Ltd.	6,800	203,742
	Forum Engineering, Inc.	7,100	52,621
	Foster Electric Co. Ltd.	23,800	153,305
	FP Corp.	18,400	591,008
	France Bed Holdings Co. Ltd.	28,200	218,793
	Freebit Co. Ltd.	8,100	61,808
	Freund Corp.	5,300	34,284
	F-Tech, Inc.	13,600	64,246
	FTGroup Co. Ltd.	6,300	64,277
	Fudo Tetra Corp.	20,100	282,261
	Fuji Co. Ltd.	19,500	321,996
	Fuji Corp.	32,100	740,965
	Fuji Corp.	9,000	90,339
	Fuji Corp. Ltd.	24,700	138,961
	Fuji Die Co. Ltd.	7,300	39,821
	Fuji Electric Co. Ltd.	24,400	1,304,089
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	31,455
	Fuji Kyuko Co. Ltd.	8,400	301,484
	Fuji Media Holdings, Inc.	30,200	304,693
#	Fuji Oil Co. Ltd.	31,400	67,582
	Fuji Oil Holdings, Inc.	31,600	639,384
	Fuji Pharma Co. Ltd.	12,500	108,245
	Fuji Seal International, Inc.	41,600	782,290
	Fuji Soft, Inc.	7,000	293,264

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujibo Holdings, Inc.	10,000	$334,279
	Fujicco Co. Ltd.	19,900	335,135
	FUJIFILM Holdings Corp.	12,000	804,432
	Fujikura Composites, Inc.	14,600	102,816
	Fujikura Kasei Co. Ltd.	21,300	89,095
*	Fujikura Ltd.	285,900	1,545,910
	Fujimori Kogyo Co. Ltd.	15,100	536,738
	Fujisash Co. Ltd.	77,900	48,892
	Fujishoji Co. Ltd.	4,500	33,458
*	Fujita Kanko, Inc.	7,400	149,705
	Fujitec Co. Ltd.	28,700	682,615
	Fujitsu General Ltd.	11,300	229,311
	Fujitsu Ltd.	7,500	991,487
	Fujiya Co. Ltd.	10,100	199,955
	FuKoKu Co. Ltd.	9,000	79,710
	Fukuda Corp.	5,300	198,896
	Fukuda Denshi Co. Ltd.	4,700	339,591
	Fukui Bank Ltd.	18,300	227,081
	Fukui Computer Holdings, Inc.	6,100	159,064
	Fukuoka Financial Group, Inc.	101,408	1,991,566
	Fukushima Galilei Co. Ltd.	6,000	220,332
	Fukuyama Transporting Co. Ltd.	22,823	718,339
	FULLCAST Holdings Co. Ltd.	10,900	205,092
	Funai Soken Holdings, Inc.	17,460	361,852
	Furukawa Battery Co. Ltd.	10,900	121,498
	Furukawa Co. Ltd.	30,000	335,819
	Furukawa Electric Co. Ltd.	67,600	1,390,492
	Furuno Electric Co. Ltd.	24,800	217,715
	Furyu Corp.	18,000	200,620
	Fuso Chemical Co. Ltd.	14,000	547,735
	Fuso Pharmaceutical Industries Ltd.	6,500	119,233
	Futaba Corp.	33,600	197,111
	Futaba Industrial Co. Ltd.	73,500	266,642
	Future Corp.	23,400	300,217
	Fuyo General Lease Co. Ltd.	23,500	1,558,724
	G-7 Holdings, Inc.	18,000	217,414
	Gakken Holdings Co. Ltd.	25,200	230,446
	Gakkyusha Co. Ltd.	3,300	43,666
	Gecoss Corp.	13,700	95,656
	Genki Sushi Co. Ltd.	4,100	87,604
	Genky DrugStores Co. Ltd.	8,400	263,595
	Geo Holdings Corp.	43,100	425,735
*	Geostr Corp.	4,100	11,276
#	Gig Works, Inc.	13,300	46,377
	Giken Ltd.	500	17,065
	GL Sciences, Inc.	7,000	169,245
	GLOBERIDE, Inc.	16,000	385,113
	Glory Ltd.	47,500	893,223
#	Glosel Co. Ltd.	15,700	59,275
#	GMO Financial Holdings, Inc.	17,500	131,017
	GMO GlobalSign Holdings KK	3,300	96,499
	GMO internet, Inc.	16,400	350,888
	GMO Payment Gateway, Inc.	5,600	491,410
*	GNI Group Ltd.	2,400	21,907
	Godo Steel Ltd.	10,300	127,099
	Goldcrest Co. Ltd.	19,090	299,289
	Goldwin, Inc.	3,400	176,481
	Golf Digest Online, Inc.	7,000	64,328
	Good Com Asset Co. Ltd.	7,400	69,378

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Grandy House Corp.	13,500	$58,468
	gremz, Inc.	2,100	35,281
	GS Yuasa Corp.	53,100	1,136,013
#	GSI Creos Corp.	9,200	95,921
	G-Tekt Corp.	25,000	300,643
	Gun-Ei Chemical Industry Co. Ltd.	4,600	142,760
*	GungHo Online Entertainment, Inc.	31,270	656,649
	Gunma Bank Ltd.	330,200	1,084,926
*	Gunosy, Inc.	2,200	14,289
	Gunze Ltd.	15,300	531,903
	H.U. Group Holdings, Inc.	45,700	1,160,684
	H2O Retailing Corp.	86,899	601,190
	HABA Laboratories, Inc.	1,100	22,029
	Hachijuni Bank Ltd.	284,800	1,051,647
	Hagihara Industries, Inc.	11,500	118,909
	Hagiwara Electric Holdings Co. Ltd.	7,600	130,164
	Hakudo Co. Ltd.	5,700	134,414
	Hakuhodo DY Holdings, Inc.	22,400	343,117
	Hakuto Co. Ltd.	12,500	277,861
#	Halows Co. Ltd.	8,300	199,441
	Hamakyorex Co. Ltd.	16,400	407,481
	Hamamatsu Photonics KK	2,500	127,903
	Handsman Co. Ltd.	4,200	46,657
	Hankyu Hanshin Holdings, Inc.	32,652	950,873
	Hanwa Co. Ltd.	37,600	1,032,584
	Happinet Corp.	19,600	256,377
	Harada Industry Co. Ltd.	1,800	15,200
	Hard Off Corp. Co. Ltd.	8,200	53,203
	Harima Chemicals Group, Inc.	12,200	87,371
#	Harmonic Drive Systems, Inc.	2,800	110,748
	Haruyama Holdings, Inc.	3,900	17,154
	Haseko Corp.	176,600	2,242,389
#	Hashimoto Sogyo Holdings Co. Ltd.	1,900	32,154
	Hayashikane Sangyo Co. Ltd.	5,400	24,316
	Hazama Ando Corp.	147,450	1,128,300
	Heian Ceremony Service Co. Ltd.	1,300	9,896
	Heiwa Corp.	44,600	713,243
	Heiwa Real Estate Co. Ltd.	15,500	529,483
	Heiwado Co. Ltd.	31,500	530,721
*	Hennge KK	5,200	57,831
	Hibiya Engineering Ltd.	16,700	274,807
	Hikari Tsushin, Inc.	1,700	204,110
	HI-LEX Corp.	18,100	217,601
	Hino Motors Ltd.	53,400	464,175
	Hinokiya Group Co. Ltd.	1,900	33,562
	Hioki EE Corp.	5,000	290,483
	Hirakawa Hewtech Corp.	8,800	86,617
	Hirano Tecseed Co. Ltd.	7,700	172,845
	Hirata Corp.	5,100	257,094
	Hirogin Holdings, Inc.	241,100	1,405,432
	Hirose Electric Co. Ltd.	1,200	178,869
	Hiroshima Gas Co. Ltd.	16,700	52,630
	Hisaka Works Ltd.	21,000	151,887
	Hisamitsu Pharmaceutical Co., Inc.	13,700	417,410
	Hitachi Construction Machinery Co. Ltd.	6,400	162,735
	Hitachi Ltd.	42,000	2,182,992
#	Hitachi Ltd., ADR	303	31,494
*	Hitachi Metals Ltd.	5,310	95,754
	Hitachi Transport System Ltd.	16,100	738,153

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hitachi Zosen Corp.	190,240	$1,266,581
	Hito Communications Holdings, Inc.	3,700	66,740
	Hochiki Corp.	13,400	139,895
	Hodogaya Chemical Co. Ltd.	8,100	385,918
	Hogy Medical Co. Ltd.	20,500	551,335
	Hokkaido Electric Power Co., Inc.	48,100	209,832
	Hokkaido Gas Co. Ltd.	2,400	31,327
	Hokkan Holdings Ltd.	6,900	84,634
	Hokko Chemical Industry Co. Ltd.	15,900	110,308
	Hokkoku Financial Holdings, Inc.	20,900	537,734
	Hokuetsu Corp.	109,000	723,014
	Hokuetsu Industries Co. Ltd.	17,000	135,588
	Hokuhoku Financial Group, Inc.	118,300	932,218
	Hokuriku Electric Industry Co. Ltd.	6,200	69,028
	Hokuriku Electric Power Co.	44,700	220,583
#	Hokuriku Electrical Construction Co. Ltd.	13,199	91,962
#	Hokuto Corp.	22,600	383,141
	Honda Motor Co. Ltd., Sponsored ADR	23,840	704,472
	Honda Motor Co. Ltd.	128,435	3,782,767
	Honda Tsushin Kogyo Co. Ltd.	6,400	23,071
	H-One Co. Ltd.	19,000	107,406
	Honeys Holdings Co. Ltd.	16,670	150,123
	Hoosiers Holdings	29,600	177,335
	Horiba Ltd.	11,400	613,618
	Hoshizaki Corp.	1,100	81,284
	Hosiden Corp.	58,000	578,792
	Hosokawa Micron Corp.	11,600	294,801
#	Hotland Co. Ltd.	4,600	49,486
*	Hotto Link, Inc.	9,500	60,171
	House Foods Group, Inc.	15,600	400,879
	Howa Machinery Ltd.	12,800	86,707
*	HPC Systems, Inc.	1,000	17,719
	HS Holdings Co. Ltd.	21,400	214,499
	Hulic Co. Ltd.	49,167	475,231
	Hurxley Corp.	4,800	19,392
	Hyakugo Bank Ltd.	219,700	678,172
	Hyakujushi Bank Ltd.	24,500	338,152
	Ibiden Co. Ltd.	11,200	625,860
	IBJ, Inc.	5,000	32,556
	Ichibanya Co. Ltd.	5,234	209,861
	Ichigo, Inc.	252,100	619,895
	Ichiken Co. Ltd.	6,100	98,856
	Ichikoh Industries Ltd.	36,800	161,967
	Ichinen Holdings Co. Ltd.	25,400	282,200
	Ichiyoshi Securities Co. Ltd.	45,800	269,094
	Icom, Inc.	11,100	227,178
#	ID Holdings Corp.	1,500	10,961
	IDEA Consultants, Inc.	3,900	57,527
	Idec Corp.	28,400	604,995
	Idemitsu Kosan Co. Ltd.	94,126	2,411,662
	IDOM, Inc.	67,000	386,356
	IHI Corp.	118,800	2,398,951
	Iida Group Holdings Co. Ltd.	34,620	720,256
	Iino Kaiun Kaisha Ltd.	108,000	506,893
	IJTT Co. Ltd.	17,000	87,186
	Ikegami Tsushinki Co. Ltd.	5,800	32,733
	I'll, Inc.	3,700	40,520
#*	Imagica Group, Inc.	19,800	103,589
#	Imasen Electric Industrial	14,000	73,136

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	i-mobile Co. Ltd.	3,300	$32,698
	Imuraya Group Co. Ltd.	5,900	114,379
	Inaba Denki Sangyo Co. Ltd.	33,900	785,604
#	Inaba Seisakusho Co. Ltd.	7,400	81,826
	Inabata & Co. Ltd.	48,600	732,318
#	Inageya Co. Ltd.	16,200	197,631
*	I-NE Co. Ltd.	400	9,332
	Ines Corp.	20,800	271,245
	I-Net Corp.	10,100	113,591
	Infocom Corp.	12,900	205,568
	Infomart Corp.	50,200	291,761
	Information Services International-Dentsu Ltd.	9,600	299,289
	INFRONEER Holdings, Inc.	137,968	1,271,353
	Innotech Corp.	12,900	160,799
	Inpex Corp.	413,400	4,179,264
	Insource Co. Ltd.	12,000	191,868
	Intage Holdings, Inc.	27,500	420,173
	Intelligent Wave, Inc.	2,400	10,857
	Inter Action Corp.	7,600	128,994
	Internet Initiative Japan, Inc.	13,700	453,718
	I-O Data Device, Inc.	6,200	40,953
	I-PEX, Inc.	8,500	127,614
	IR Japan Holdings Ltd.	3,200	142,507
	Iriso Electronics Co. Ltd.	6,100	247,684
#	I'rom Group Co. Ltd.	2,900	37,555
	ISB Corp.	6,700	53,429
	Ise Chemicals Corp.	1,000	32,626
	Iseki & Co. Ltd.	14,900	172,812
	Isetan Mitsukoshi Holdings Ltd.	186,500	1,466,052
	Ishihara Chemical Co. Ltd.	9,600	106,233
	Ishihara Sangyo Kaisha Ltd.	34,900	348,302
	Ishii Iron Works Co. Ltd.	1,900	49,565
*	Ishizuka Glass Co. Ltd.	1,800	31,715
	Isolite Insulating Products Co. Ltd.	13,200	138,167
	Isuzu Motors Ltd.	125,000	1,531,250
#*	ITbook Holdings Co. Ltd.	6,500	20,592
	Itfor, Inc.	19,000	124,442
	ITmedia, Inc.	3,700	51,161
	Ito En Ltd.	6,600	355,503
#	ITOCHU Corp.	72,400	2,325,956
	Itochu Enex Co. Ltd.	66,100	577,438
	Itochu Techno-Solutions Corp.	6,000	163,681
	Itochu-Shokuhin Co. Ltd.	5,200	220,314
	Itoham Yonekyu Holdings, Inc.	143,078	839,452
	Itoki Corp.	33,553	100,633
#*	Itokuro, Inc.	2,500	9,709
	IwaiCosmo Holdings, Inc.	23,100	274,175
	Iwaki Co. Ltd.	9,600	83,994
	Iwasaki Electric Co. Ltd.	6,400	127,237
	Iwatani Corp.	29,900	1,409,596
	Iwatsu Electric Co. Ltd.	6,100	43,751
	Iwatsuka Confectionery Co. Ltd.	1,100	37,057
	Iyo Bank Ltd.	200,682	1,041,671
	Izumi Co. Ltd.	24,100	666,646
	J Front Retailing Co. Ltd.	144,700	1,298,145
	J Trust Co. Ltd.	53,900	226,521
	JAC Recruitment Co. Ltd.	13,700	238,192
	Jaccs Co. Ltd.	23,600	638,581
	Jafco Group Co. Ltd.	86,100	1,374,825

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Jalux, Inc.	5,400	$120,185
#*	Jamco Corp.	2,700	19,293
	JANOME Corp.	25,300	161,732
*	Japan Airlines Co. Ltd.	17,200	325,554
*	Japan Airport Terminal Co. Ltd.	5,600	242,639
*	Japan Asia Investment Co. Ltd.	16,300	26,193
	Japan Aviation Electronics Industry Ltd.	47,200	754,354
	Japan Best Rescue System Co. Ltd.	12,500	94,757
*	Japan Cash Machine Co. Ltd.	19,300	106,496
#*	Japan Communications, Inc.	47,200	68,071
*	Japan Display, Inc.	252,200	81,508
	Japan Electronic Materials Corp.	7,300	160,863
	Japan Elevator Service Holdings Co. Ltd.	20,000	288,123
	Japan Exchange Group, Inc.	48,600	999,743
#	Japan Foundation Engineering Co. Ltd.	16,100	83,427
*	Japan Hospice Holdings, Inc.	900	13,329
	Japan Investment Adviser Co. Ltd.	6,100	57,077
	Japan Lifeline Co. Ltd.	32,000	280,138
	Japan Material Co. Ltd.	27,000	394,630
	Japan Medical Dynamic Marketing, Inc.	11,600	151,596
	Japan Oil Transportation Co. Ltd.	2,900	66,546
	Japan Petroleum Exploration Co. Ltd.	6,900	164,910
	Japan Post Holdings Co. Ltd.	150,800	1,287,158
	Japan Post Insurance Co. Ltd.	26,800	469,902
	Japan Property Management Center Co. Ltd.	8,100	69,037
	Japan Pulp & Paper Co. Ltd.	13,500	470,177
	Japan Securities Finance Co. Ltd.	94,200	765,601
	Japan Steel Works Ltd.	13,100	435,503
	Japan Tobacco, Inc.	66,200	1,321,675
	Japan Transcity Corp.	33,400	187,878
	Japan Wool Textile Co. Ltd.	52,200	399,516
	Jastec Co. Ltd.	6,100	54,964
	JBCC Holdings, Inc.	15,100	211,659
	JCR Pharmaceuticals Co. Ltd.	7,800	137,383
	JCU Corp.	18,600	807,453
	JDC Corp.	16,300	75,375
	Jeol Ltd.	3,900	212,637
	JFE Holdings, Inc.	106,260	1,365,106
	JFE Systems, Inc.	700	12,747
	JGC Holdings Corp.	108,400	1,065,167
*	JIG-SAW, Inc.	1,400	61,864
#	Jimoto Holdings, Inc.	20,190	116,936
	JINS Holdings, Inc.	6,400	395,649
	JINUSHI Co. Ltd.	11,300	168,252
	JK Holdings Co. Ltd.	14,300	137,117
#	JM Holdings Co. Ltd.	11,000	155,685
	JMS Co. Ltd.	16,700	89,296
#*	Joban Kosan Co. Ltd.	5,400	63,829
	J-Oil Mills, Inc.	21,400	316,430
	Joshin Denki Co. Ltd.	17,100	311,635
#	Joyful Honda Co. Ltd.	10,100	134,473
	JP-Holdings, Inc.	42,700	87,044
	JSB Co. Ltd.	600	14,711
	JSP Corp.	17,400	244,232
	JSR Corp.	3,100	102,759
	J-Stream, Inc.	7,300	39,855
	JTEKT Corp.	151,300	1,316,114
	Juki Corp.	24,600	165,693
	Juroku Financial Group, Inc.	31,100	618,379

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Justsystems Corp.	3,700	$160,144
	JVCKenwood Corp.	176,870	272,418
	K&O Energy Group, Inc.	14,800	194,258
	Kadokawa Corp.	19,153	397,691
	Kadoya Sesame Mills, Inc.	300	10,610
	Kaga Electronics Co. Ltd.	18,700	484,492
	Kagome Co. Ltd.	11,200	291,439
	Kajima Corp.	176,021	2,125,918
	Kakaku.com, Inc.	8,800	182,262
	Kaken Pharmaceutical Co. Ltd.	14,900	532,799
	Kakiyasu Honten Co. Ltd.	5,200	116,808
#*	Kamakura Shinsho Ltd.	9,000	40,118
	Kameda Seika Co. Ltd.	8,100	294,240
	Kamei Corp.	18,600	162,391
	Kamigumi Co. Ltd.	66,400	1,283,079
	Kanaden Corp.	16,600	148,979
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	144,661
	Kanamic Network Co. Ltd.	14,700	58,093
	Kanamoto Co. Ltd.	36,500	709,725
	Kandenko Co. Ltd.	96,400	717,272
	Kaneka Corp.	50,000	1,628,746
	Kaneko Seeds Co. Ltd.	3,900	51,004
	Kanematsu Corp.	80,300	873,534
	Kanematsu Electronics Ltd.	8,300	273,814
	Kanemi Co. Ltd.	500	12,185
	Kansai Paint Co. Ltd.	7,300	151,532
#	Kansai Super Market Ltd.	11,100	98,952
	Kanto Denka Kogyo Co. Ltd.	47,100	451,017
	Kao Corp.	14,400	719,590
*	Kasai Kogyo Co. Ltd.	23,600	61,518
	Katakura Industries Co. Ltd.	18,300	363,522
	Katitas Co. Ltd.	13,400	408,714
	Kato Sangyo Co. Ltd.	20,900	598,362
	Kato Works Co. Ltd.	10,500	75,248
	Kawada Technologies, Inc.	3,800	128,247
	Kawagishi Bridge Works Co. Ltd.	1,600	40,420
	Kawai Musical Instruments Manufacturing Co. Ltd.	3,700	97,556
	Kawasaki Heavy Industries Ltd.	131,800	2,554,092
*	Kawasaki Kisen Kaisha Ltd.	6,299	392,609
	KDDI Corp.	96,900	3,095,829
	KeePer Technical Laboratory Co. Ltd.	5,300	87,444
	Keihan Holdings Co. Ltd.	24,200	561,174
	Keihanshin Building Co. Ltd.	6,300	72,922
	Keihin Co. Ltd.	3,500	39,958
	Keikyu Corp.	12,700	129,982
	Keiyo Bank Ltd.	95,900	399,878
	Keiyo Co. Ltd.	34,800	261,024
	KEL Corp.	4,100	40,720
	Kenko Mayonnaise Co. Ltd.	13,800	161,601
	Kewpie Corp.	18,300	377,522
	KeyHolder, Inc.	9,400	46,030
	KFC Holdings Japan Ltd.	12,500	313,075
	KFC Ltd.	3,500	54,172
	KH Neochem Co. Ltd.	31,200	800,330
	Kikkoman Corp.	5,800	438,410
#	Kimoto Co. Ltd.	28,900	53,806
	Kimura Chemical Plants Co. Ltd.	18,500	118,469
	Kimura Unity Co. Ltd.	2,800	32,506
	Kinden Corp.	76,100	1,087,782

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	King Co. Ltd.	900	$4,122
	King Jim Co. Ltd.	1,500	11,528
	Kinki Sharyo Co. Ltd.	4,300	37,699
*	Kintetsu Department Store Co. Ltd.	1,200	27,742
	Kintetsu World Express, Inc.	39,300	977,726
	Kirin Holdings Co. Ltd.	53,480	857,185
	Kissei Pharmaceutical Co. Ltd.	28,600	577,485
	Ki-Star Real Estate Co. Ltd.	9,100	556,840
	Kitagawa Corp.	8,200	98,482
	Kita-Nippon Bank Ltd.	8,000	114,808
	Kitano Construction Corp.	3,200	59,007
#	Kitanotatsujin Corp.	35,800	69,406
	Kito Corp.	24,400	364,563
	Kitz Corp.	70,000	406,955
	Kiyo Bank Ltd.	61,300	766,580
*	KLab, Inc.	24,500	93,617
	Koa Corp.	31,900	406,017
	Koa Shoji Holdings Co. Ltd.	2,600	13,598
	Koatsu Gas Kogyo Co. Ltd.	29,800	194,318
	Kobayashi Pharmaceutical Co. Ltd.	2,200	171,320
	Kobe Bussan Co. Ltd.	16,800	522,974
*	Kobe Electric Railway Co. Ltd.	1,600	44,322
	Kobe Steel Ltd.	264,480	1,262,472
	Koei Tecmo Holdings Co. Ltd.	1,100	39,794
	Kohnan Shoji Co. Ltd.	33,000	978,602
	Kohsoku Corp.	9,200	121,905
	Koito Manufacturing Co. Ltd.	9,200	461,936
	Kojima Co. Ltd.	29,000	133,183
	Kokusai Co. Ltd.	2,800	15,051
	Kokusai Pulp & Paper Co. Ltd.	5,800	15,881
	Kokuyo Co. Ltd.	60,200	877,636
	KOMAIHALTEC, Inc.	3,399	68,876
	Komatsu Ltd.	49,600	1,246,395
	Komatsu Matere Co. Ltd.	27,400	296,888
	Komatsu Wall Industry Co. Ltd.	6,800	107,830
	KOMEDA Holdings Co. Ltd.	23,800	440,546
	Komehyo Holdings Co. Ltd.	5,700	70,402
	Komeri Co. Ltd.	29,300	683,144
	Komori Corp.	46,700	280,077
	Konaka Co. Ltd.	25,800	77,632
	Konami Holdings Corp.	14,800	797,865
	Kondotec, Inc.	18,600	166,608
	Konica Minolta, Inc.	397,100	1,673,939
	Konishi Co. Ltd.	24,900	355,049
	Konoike Transport Co. Ltd.	25,500	261,245
	Konoshima Chemical Co. Ltd.	4,400	72,776
*	Kosaido Holdings Co. Ltd.	14,900	97,703
	Kose Corp.	1,300	118,858
	Kozo Keikaku Engineering, Inc.	3,200	67,926
	Krosaki Harima Corp.	5,600	221,885
#	KRS Corp.	12,200	91,894
	K's Holdings Corp.	147,220	1,448,745
	KU Holdings Co. Ltd.	10,500	90,748
	Kubota Corp.	44,200	947,892
	Kumagai Gumi Co. Ltd.	37,100	945,669
	Kumiai Chemical Industry Co. Ltd.	24,900	172,107
	Kunimine Industries Co. Ltd.	6,300	56,784
	Kurabo Industries Ltd.	12,500	204,444
	Kuraray Co. Ltd.	197,200	1,771,613

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kureha Corp.	17,500	$1,306,477
	Kurimoto Ltd.	8,300	112,897
	Kurita Water Industries Ltd.	14,400	585,554
	Kuriyama Holdings Corp.	4,300	36,445
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	495,121
	KYB Corp.	15,500	403,513
	Kyocera Corp.	24,585	1,516,189
	Kyodo Printing Co. Ltd.	7,300	169,871
	Kyoei Steel Ltd.	17,400	236,476
	Kyokuto Boeki Kaisha Ltd.	4,600	104,124
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	412,731
	Kyokuto Securities Co. Ltd.	24,100	157,800
	Kyokuyo Co. Ltd.	7,500	205,981
	KYORIN Holdings, Inc.	39,400	625,878
	Kyoritsu Printing Co. Ltd.	23,500	29,036
	Kyosan Electric Manufacturing Co. Ltd.	47,300	174,527
	Kyowa Electronic Instruments Co. Ltd.	17,800	58,667
	Kyowa Exeo Corp.	43,254	879,092
	Kyowa Kirin Co. Ltd.	4,000	99,699
#	Kyowa Leather Cloth Co. Ltd.	13,200	76,501
	Kyudenko Corp.	27,100	693,152
	Kyushu Electric Power Co., Inc.	30,800	228,221
	Kyushu Financial Group, Inc.	291,780	1,127,393
	Kyushu Railway Co.	7,100	148,323
	LAC Co. Ltd.	13,800	88,293
	Lacto Japan Co. Ltd.	4,700	77,014
	Lasertec Corp.	4,100	919,783
	Lawson, Inc.	13,300	582,927
	LEC, Inc.	21,200	167,999
	Life Corp.	10,300	276,772
	LIFULL Co. Ltd.	49,400	95,206
	LIKE, Inc.	3,600	57,003
	Linical Co. Ltd.	4,700	26,131
	Link & Motivation, Inc.	20,000	79,168
	Lintec Corp.	33,100	768,844
	Lion Corp.	48,400	632,391
	LITALICO, Inc.	3,400	84,852
	Lixil Corp.	75,800	1,735,073
#	Locondo, Inc.	1,400	13,856
	Lonseal Corp.	1,600	20,526
	Look Holdings, Inc.	5,800	63,666
*	M&A Capital Partners Co. Ltd.	5,800	249,768
	Mabuchi Motor Co. Ltd.	33,100	1,042,142
	Macnica Fuji Electronics Holdings, Inc.	50,050	1,107,355
	Macromill, Inc.	42,300	407,920
	Maeda Kosen Co. Ltd.	16,000	477,787
#	Maezawa Industries, Inc.	10,700	59,320
	Maezawa Kasei Industries Co. Ltd.	11,300	122,959
	Maezawa Kyuso Industries Co. Ltd.	16,800	143,901
	Makino Milling Machine Co. Ltd.	22,000	759,995
	Makita Corp., Sponsored ADR	3,976	143,573
	Makita Corp.	5,900	220,798
	Mandom Corp.	24,200	290,178
	Mani, Inc.	16,000	231,192
	MarkLines Co. Ltd.	3,100	68,200
	Mars Group Holdings Corp.	9,700	137,219
	Marubeni Corp.	139,000	1,430,301
	Marubun Corp.	13,800	89,559
	Marudai Food Co. Ltd.	19,200	261,617

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marufuji Sheet Piling Co. Ltd.	1,100	$18,865
	Maruha Nichiro Corp.	42,800	914,460
	Marui Group Co. Ltd.	41,600	802,622
	Maruichi Steel Tube Ltd.	35,400	788,566
	MARUKA FURUSATO Corp.	15,869	293,024
	Marusan Securities Co. Ltd.	72,100	326,596
	Maruwa Co. Ltd.	6,400	842,059
#	Maruwa Unyu Kikan Co. Ltd.	15,700	179,194
	Maruyama Manufacturing Co., Inc.	2,800	36,909
	Maruzen CHI Holdings Co. Ltd.	10,600	33,133
	Maruzen Co. Ltd.	7,900	145,631
	Maruzen Showa Unyu Co. Ltd.	13,900	385,841
	Marvelous, Inc.	26,500	171,719
	Matsuda Sangyo Co. Ltd.	10,500	215,380
	Matsui Construction Co. Ltd.	17,600	108,293
	Matsui Securities Co. Ltd.	59,900	418,912
	MatsukiyoCocokara & Co.	21,060	720,842
	Matsuoka Corp.	3,300	34,029
	Matsuyafoods Holdings Co. Ltd.	3,100	96,223
	Max Co. Ltd.	16,000	255,137
	Maxell Ltd.	50,600	542,721
	Maxvalu Tokai Co. Ltd.	6,100	145,783
*	Mazda Motor Corp.	168,700	1,299,623
	McDonald's Holdings Co. Japan Ltd.	3,400	148,479
	MCJ Co. Ltd.	51,200	439,559
	Mebuki Financial Group, Inc.	591,022	1,318,435
	MEC Co. Ltd.	10,200	287,148
#	Media Do Co. Ltd.	6,100	135,533
	Medical Data Vision Co. Ltd.	10,600	93,835
	Medical System Network Co. Ltd.	20,600	98,987
	Medikit Co. Ltd.	800	17,585
	Medipal Holdings Corp.	88,300	1,588,963
	Medius Holdings Co. Ltd.	6,100	47,349
*	MedPeer, Inc.	6,200	156,739
	Megachips Corp.	8,400	306,219
	Megmilk Snow Brand Co. Ltd.	35,100	625,226
	Meidensha Corp.	33,900	718,473
	Meiho Facility Works Ltd.	1,600	11,007
	Meiji Electric Industries Co. Ltd.	4,500	49,542
	MEIJI Holdings Co. Ltd.	18,100	1,129,107
#	Meiji Shipping Co. Ltd.	6,100	37,642
	Meiko Electronics Co. Ltd.	22,100	763,170
	Meisei Industrial Co. Ltd.	33,800	207,180
	Meitec Corp.	12,900	755,741
	Meito Sangyo Co. Ltd.	8,200	117,673
#	Meiwa Corp.	24,900	235,811
	Meiwa Estate Co. Ltd.	10,900	57,467
	Melco Holdings, Inc.	3,900	123,721
#	Members Co. Ltd.	2,700	49,012
	Menicon Co. Ltd.	22,500	499,292
*	Mercari, Inc.	2,300	86,861
	Mercuria Holdings Co. Ltd.	4,800	21,381
*	Metaps, Inc.	7,500	47,285
#	MetaReal Corp.	4,500	39,824
	METAWATER Co. Ltd.	11,000	195,104
	Michinoku Bank Ltd.	15,291	116,093
	Micronics Japan Co. Ltd.	22,100	304,885
#	Midac Holdings Co. Ltd.	1,300	30,496
	Mie Kotsu Group Holdings, Inc.	47,700	193,706

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mikuni Corp.	22,800	$85,715
	Milbon Co. Ltd.	9,504	448,724
	MIMAKI ENGINEERING Co. LTD.	12,300	85,275
	Mimasu Semiconductor Industry Co. Ltd.	14,900	320,174
	Minebea Mitsumi, Inc.	54,639	1,337,048
#	Ministop Co. Ltd.	18,200	230,997
	Mirai Industry Co. Ltd.	6,700	91,384
#	Miraial Co. Ltd.	6,700	90,215
#*	Mirainovate Co. Ltd.	44,100	66,924
	Mirait Holdings Corp.	79,510	1,320,013
	Miroku Jyoho Service Co. Ltd.	12,800	133,951
	MISUMI Group, Inc.	11,100	360,105
	Mitani Corp.	32,000	540,596
	Mitani Sangyo Co. Ltd.	14,200	38,003
	Mitani Sekisan Co. Ltd.	5,200	292,735
	Mito Securities Co. Ltd.	48,000	117,134
*	Mitsuba Corp.	42,001	145,451
	Mitsubishi Chemical Holdings Corp.	276,580	2,169,544
	Mitsubishi Corp.	121,900	4,138,800
	Mitsubishi Electric Corp.	98,000	1,227,293
	Mitsubishi Estate Co. Ltd.	51,100	735,964
	Mitsubishi Gas Chemical Co., Inc.	67,795	1,298,625
	Mitsubishi HC Capital, Inc.	561,770	2,901,363
	Mitsubishi Heavy Industries Ltd.	131,600	3,574,176
#	Mitsubishi Kakoki Kaisha Ltd.	5,200	97,590
	Mitsubishi Logisnext Co. Ltd.	29,000	251,905
	Mitsubishi Logistics Corp.	32,399	782,066
	Mitsubishi Materials Corp.	63,180	1,127,037
*	Mitsubishi Motors Corp.	146,500	418,288
*	Mitsubishi Paper Mills Ltd.	19,900	54,622
	Mitsubishi Pencil Co. Ltd.	17,550	183,139
	Mitsubishi Research Institute, Inc.	7,800	253,682
	Mitsubishi Shokuhin Co. Ltd.	13,600	333,770
#	Mitsubishi Steel Manufacturing Co. Ltd.	12,100	108,149
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,770,449
	Mitsuboshi Belting Ltd.	22,300	411,201
	Mitsui & Co. Ltd., Sponsored ADR	106	52,590
	Mitsui & Co. Ltd.	147,500	3,677,967
	Mitsui Chemicals, Inc.	79,200	2,118,175
	Mitsui DM Sugar Holdings Co. Ltd.	17,800	306,274
#*	Mitsui E&S Holdings Co. Ltd.	73,000	222,256
	Mitsui Fudosan Co. Ltd.	82,700	1,772,867
#	Mitsui High-Tec, Inc.	5,400	399,656
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	204,520
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,956,833
	Mitsui OSK Lines Ltd.	11,700	906,077
	Mitsui-Soko Holdings Co. Ltd.	28,300	589,505
	Mitsuuroko Group Holdings Co. Ltd.	33,400	301,054
	Miura Co. Ltd.	9,800	289,346
	Mixi, Inc.	41,200	762,705
	Miyaji Engineering Group, Inc.	5,800	161,006
	Miyazaki Bank Ltd.	14,400	264,820
	Miyoshi Oil & Fat Co. Ltd.	7,500	75,346
	Mizuho Financial Group, Inc.	219,305	2,970,706
	Mizuho Leasing Co. Ltd.	25,800	720,603
	Mizuno Corp.	18,200	350,404
	Mochida Pharmaceutical Co. Ltd.	12,500	388,805
	Modec, Inc.	20,000	200,553
	Molitec Steel Co. Ltd.	7,600	20,940

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Monex Group, Inc.	126,300	$640,324
*	Money Forward, Inc.	700	31,854
	Money Partners Group Co. Ltd.	13,100	24,669
	Monogatari Corp.	6,800	369,541
	MonotaRO Co. Ltd.	32,400	532,358
	MORESCO Corp.	4,200	42,358
	Morinaga & Co. Ltd.	24,900	793,584
	Morinaga Milk Industry Co. Ltd.	31,000	1,502,944
	Moriroku Holdings Co. Ltd.	6,700	112,083
	Morita Holdings Corp.	26,900	298,125
	Morito Co. Ltd.	12,400	76,339
	Morningstar Japan KK	15,700	80,754
	Morozoff Ltd.	5,200	125,486
#	Mortgage Service Japan Ltd.	6,000	56,866
	Mory Industries, Inc.	4,800	109,371
	MrMax Holdings Ltd.	38,200	203,512
	MS&AD Insurance Group Holdings, Inc.	41,282	1,415,953
	MTG Co. Ltd.	6,400	65,876
	MTI Ltd.	17,200	83,937
	Mugen Estate Co. Ltd.	12,100	51,130
	m-up Holdings, Inc.	12,400	86,375
	Murakami Corp.	4,500	103,137
	Murata Manufacturing Co. Ltd.	19,300	1,451,037
	Musashi Seimitsu Industry Co. Ltd.	52,600	792,354
	Musashino Bank Ltd.	28,600	459,860
	Mutoh Holdings Co. Ltd.	1,900	33,610
	Nabtesco Corp.	28,800	900,258
#	NAC Co. Ltd.	7,600	63,459
	Nachi-Fujikoshi Corp.	15,600	582,845
	Nadex Co. Ltd.	4,800	30,122
	Nafco Co. Ltd.	7,900	115,370
	Nagaileben Co. Ltd.	100	1,827
#	Nagano Bank Ltd.	7,500	80,534
	Nagano Keiki Co. Ltd.	13,900	161,010
	Nagase & Co. Ltd.	100,900	1,611,645
	Nagatanien Holdings Co. Ltd.	10,200	173,013
#	Nagawa Co. Ltd.	1,900	160,670
*	Nagoya Railroad Co. Ltd.	10,700	168,964
	Naigai Trans Line Ltd.	1,700	27,575
#	Nakabayashi Co. Ltd.	16,400	73,119
	Nakamoto Packs Co. Ltd.	3,100	46,370
*	Nakamura Choukou Co. Ltd.	1,900	8,394
	Nakamuraya Co. Ltd.	3,208	94,658
	Nakanishi, Inc.	11,900	211,005
	Nakano Corp.	13,000	37,900
	Nakayama Steel Works Ltd.	26,200	98,559
	Nakayamafuku Co. Ltd.	4,900	14,768
	Nakayo, Inc.	1,800	17,884
#*	Namura Shipbuilding Co. Ltd.	38,900	66,658
	Nankai Electric Railway Co. Ltd.	12,400	246,187
	Nanto Bank Ltd.	31,200	527,653
	Nanyo Corp.	1,500	25,027
	Narasaki Sangyo Co. Ltd.	2,400	43,648
#	Nasu Denki Tekko Co. Ltd.	1,200	100,714
	Natori Co. Ltd.	6,100	106,349
	NEC Capital Solutions Ltd.	11,100	202,862
	NEC Corp.	72,600	2,832,365
	NEC Networks & System Integration Corp.	16,400	236,656
#	NEOJAPAN, Inc.	3,900	35,093

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NET One Systems Co. Ltd.	29,100	$690,741
	Neturen Co. Ltd.	29,000	150,500
	New Art Holdings Co. Ltd.	5,400	56,990
	Nexon Co. Ltd.	14,600	275,234
	Nextage Co. Ltd.	29,500	740,807
*	NexTone, Inc.	1,800	45,388
	NF Holdings Corp.	3,200	32,114
	NGK Insulators Ltd.	31,600	533,968
	NGK Spark Plug Co. Ltd.	118,800	2,019,590
	NH Foods Ltd.	51,300	1,978,342
	NHK Spring Co. Ltd.	191,200	1,498,542
	Nicca Chemical Co. Ltd.	6,100	42,246
	Nice Corp.	5,300	81,017
	Nichia Steel Works Ltd.	27,100	66,292
	Nichias Corp.	47,200	1,071,481
	Nichiban Co. Ltd.	7,400	113,680
	Nichicon Corp.	49,800	521,790
	Nichiden Corp.	10,600	202,916
	Nichiha Corp.	25,000	618,037
#	Nichi-iko Pharmaceutical Co. Ltd.	58,200	371,596
	Nichimo Co. Ltd.	1,300	29,158
	Nichirei Corp.	30,000	690,341
	Nichireki Co. Ltd.	25,300	280,507
	Nichirin Co. Ltd.	7,920	105,940
	Nifco, Inc.	34,800	1,013,064
	Nihon Chouzai Co. Ltd.	12,880	149,417
*	Nihon Dempa Kogyo Co. Ltd.	20,100	229,824
	Nihon Dengi Co. Ltd.	2,200	76,255
	Nihon Denkei Co. Ltd.	6,600	75,162
	Nihon Flush Co. Ltd.	12,400	113,631
	Nihon House Holdings Co. Ltd.	42,200	163,626
	Nihon Kagaku Sangyo Co. Ltd.	9,900	117,492
	Nihon Kohden Corp.	16,700	442,934
	Nihon M&A Center, Inc.	35,400	557,310
#	Nihon Nohyaku Co. Ltd.	30,300	139,375
	Nihon Parkerizing Co. Ltd.	57,500	521,224
	Nihon Plast Co. Ltd.	14,500	70,091
	Nihon Tokushu Toryo Co. Ltd.	11,600	85,591
	Nihon Trim Co. Ltd.	3,400	92,252
	Nihon Unisys Ltd.	17,600	463,017
	Nihon Yamamura Glass Co. Ltd.	7,900	53,724
	Niitaka Co. Ltd.	2,400	44,830
#	Nikkato Corp.	5,800	32,698
	Nikkiso Co. Ltd.	80,000	590,282
	Nikko Co. Ltd.	28,400	152,379
	Nikkon Holdings Co. Ltd.	58,000	1,092,606
	Nikon Corp.	139,300	1,453,869
	Nintendo Co. Ltd.	1,400	686,058
	Nippi, Inc.	1,599	49,712
	Nippn Corp.	47,300	693,869
	Nippon Air Conditioning Services Co. Ltd.	16,100	108,421
	Nippon Aqua Co. Ltd.	9,500	54,071
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	174,223
	Nippon Carbide Industries Co., Inc.	6,000	72,337
	Nippon Carbon Co. Ltd.	9,400	327,146
	Nippon Chemical Industrial Co. Ltd.	5,900	134,418
*	Nippon Chemi-Con Corp.	19,300	274,171
	Nippon Chemiphar Co. Ltd.	1,600	27,863
	Nippon Coke & Engineering Co. Ltd.	160,700	181,601

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Concrete Industries Co. Ltd.	38,600	$94,486
#	Nippon Denko Co. Ltd.	100,165	266,061
	Nippon Densetsu Kogyo Co. Ltd.	30,100	391,009
	Nippon Dry-Chemical Co. Ltd.	2,900	44,702
	Nippon Electric Glass Co. Ltd.	70,600	1,763,610
	Nippon Express Holdings, Inc.	23,900	1,416,403
#	Nippon Filcon Co. Ltd.	6,700	29,354
	Nippon Fine Chemical Co. Ltd.	12,300	219,171
	Nippon Gas Co. Ltd.	68,400	957,201
	Nippon Hume Corp.	18,900	114,522
	Nippon Kayaku Co. Ltd.	110,800	1,101,630
#	Nippon Kodoshi Corp.	5,300	112,701
	Nippon Koei Co. Ltd.	11,800	306,413
	Nippon Light Metal Holdings Co. Ltd.	65,800	1,008,301
#	Nippon Paint Holdings Co. Ltd.	15,500	123,960
	Nippon Paper Industries Co. Ltd.	107,424	1,088,502
#	Nippon Parking Development Co. Ltd.	143,500	169,262
	Nippon Pillar Packing Co. Ltd.	22,400	652,080
	Nippon Piston Ring Co. Ltd.	5,800	65,519
	Nippon Rietec Co. Ltd.	6,100	73,144
	Nippon Road Co. Ltd.	6,700	488,124
	Nippon Sanso Holdings Corp.	25,000	496,469
	Nippon Seiki Co. Ltd.	44,400	396,604
#	Nippon Seisen Co. Ltd.	2,200	86,494
	Nippon Sharyo Ltd.	7,300	126,630
*	Nippon Sheet Glass Co. Ltd.	27,900	122,653
	Nippon Shinyaku Co. Ltd.	3,600	235,335
	Nippon Shokubai Co. Ltd.	12,400	583,944
	Nippon Signal Co. Ltd.	29,200	227,500
	Nippon Soda Co. Ltd.	24,800	709,662
	Nippon Steel Corp.	145,050	2,370,784
	Nippon Steel Trading Corp.	15,100	681,568
	Nippon Suisan Kaisha Ltd.	284,900	1,334,866
	Nippon Systemware Co. Ltd.	8,700	152,182
	Nippon Thompson Co. Ltd.	76,800	410,253
	Nippon Yakin Kogyo Co. Ltd.	19,500	388,529
	Nippon Yusen KK	40,022	3,137,434
	Nipro Corp.	127,200	1,179,993
	Nishikawa Rubber Co. Ltd.	1,400	18,995
	Nishimatsu Construction Co. Ltd.	51,600	1,713,838
#	Nishimatsuya Chain Co. Ltd.	27,800	354,547
	Nishimoto Co. Ltd.	3,700	93,231
	Nishi-Nippon Financial Holdings, Inc.	120,100	850,672
	Nishi-Nippon Railroad Co. Ltd.	11,200	250,506
	Nishio Rent All Co. Ltd.	25,100	614,924
	Nissan Chemical Corp.	12,300	667,377
*	Nissan Motor Co. Ltd.	297,700	1,575,603
	Nissan Shatai Co. Ltd.	58,100	349,206
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	37,138
	Nissei ASB Machine Co. Ltd.	7,100	191,507
	Nissei Plastic Industrial Co. Ltd.	12,600	113,583
#	Nissha Co. Ltd.	44,000	560,180
	Nisshin Group Holdings Co. Ltd.	25,100	107,677
	Nisshin Oillio Group Ltd.	23,700	620,561
	Nisshin Seifun Group, Inc.	28,400	398,798
	Nisshinbo Holdings, Inc.	166,238	1,384,820
	Nissin Corp.	11,200	154,910
	Nissin Electric Co. Ltd.	37,100	468,009
	Nissin Foods Holdings Co. Ltd.	2,600	184,425

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissin Sugar Co. Ltd.	12,200	$182,409
	Nisso Corp.	24,300	167,066
	Nissui Pharmaceutical Co. Ltd.	14,400	124,525
	Nitori Holdings Co. Ltd.	2,500	358,156
	Nitta Corp.	19,700	482,740
	Nitta Gelatin, Inc.	12,000	68,158
	Nittan Valve Co. Ltd.	20,800	50,674
	Nittetsu Mining Co. Ltd.	4,600	257,356
	Nitto Boseki Co. Ltd.	7,800	186,142
	Nitto Denko Corp.	17,800	1,385,901
	Nitto Fuji Flour Milling Co. Ltd.	2,600	85,780
	Nitto Kogyo Corp.	22,900	308,068
	Nitto Kohki Co. Ltd.	10,500	151,935
	Nitto Seiko Co. Ltd.	27,700	127,864
#	Nittoc Construction Co. Ltd.	27,600	157,769
	NJS Co. Ltd.	5,300	91,337
	Noda Corp.	10,400	88,834
	Noevir Holdings Co. Ltd.	6,800	307,989
	NOF Corp.	5,300	242,688
	Nohmi Bosai Ltd.	12,700	233,647
	Nojima Corp.	26,700	538,446
	NOK Corp.	66,400	709,943
	Nomura Co. Ltd.	9,600	76,875
	Nomura Holdings, Inc.	425,600	1,880,108
#	Nomura Holdings, Inc., Sponsored ADR	29,168	129,506
#	Nomura Micro Science Co. Ltd.	1,800	66,309
	Nomura Real Estate Holdings, Inc.	87,800	2,055,998
	Noritake Co. Ltd.	10,700	428,185
	Noritsu Koki Co. Ltd.	21,100	379,063
	Noritz Corp.	24,700	363,237
	North Pacific Bank Ltd.	289,100	631,730
	Nozawa Corp.	6,200	38,798
	NS Solutions Corp.	9,800	278,695
	NS Tool Co. Ltd.	5,800	71,687
	NS United Kaiun Kaisha Ltd.	9,900	263,407
	NSD Co. Ltd.	28,480	486,435
	NSK Ltd.	177,100	1,208,005
*	NTN Corp.	376,500	759,354
	NTT Data Corp.	26,500	508,024
*	OAK Capital Corp.	19,300	13,025
#	Obara Group, Inc.	8,300	240,551
	Obayashi Corp.	242,300	1,963,150
	OBIC Business Consultants Co. Ltd.	2,200	82,967
	Odawara Engineering Co. Ltd.	1,200	24,393
#	Oenon Holdings, Inc.	45,000	129,975
	Ogaki Kyoritsu Bank Ltd.	35,500	626,640
	Ohara, Inc.	6,500	61,303
	Ohashi Technica, Inc.	10,800	129,637
	Ohmoto Gumi Co. Ltd.	700	36,882
	Ohsho Food Service Corp.	3,500	180,639
*	OIE Sangyo Co. Ltd.	1,187	10,168
	Oiles Corp.	25,016	350,277
#*	Oisix ra daichi, Inc.	9,400	195,908
	Oita Bank Ltd.	13,700	229,618
	Oji Holdings Corp.	435,900	2,320,329
	Okabe Co. Ltd.	33,600	217,198
	Okamoto Industries, Inc.	5,700	201,316
	Okamoto Machine Tool Works Ltd.	3,700	134,743
	Okamura Corp.	63,800	674,501

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okasan Securities Group, Inc.	125,100	$417,505
	Oki Electric Industry Co. Ltd.	86,600	662,440
	Okinawa Cellular Telephone Co.	8,100	352,893
	Okinawa Electric Power Co., Inc.	11,152	136,218
	Okinawa Financial Group, Inc.	21,300	411,650
	OKUMA Corp.	19,800	863,742
	Okumura Corp.	24,000	685,183
	Okura Industrial Co. Ltd.	5,700	98,159
	Okuwa Co. Ltd.	24,500	194,575
	Olympic Group Corp.	7,700	47,666
	Omron Corp.	800	58,488
	Onamba Co. Ltd.	5,100	19,952
	Ono Pharmaceutical Co. Ltd.	30,800	746,952
	ONO Sokki Co. Ltd.	8,300	35,317
#	Onoken Co. Ltd.	10,800	154,638
	Onward Holdings Co. Ltd.	91,300	228,828
	Open House Group Co. Ltd.	15,300	792,130
	Optex Group Co. Ltd.	20,800	277,282
*	Optim Corp.	7,600	64,432
	Optorun Co. Ltd.	10,200	208,618
	Oracle Corp.	2,500	186,976
	Organo Corp.	6,600	482,649
	Oricon, Inc.	5,500	46,331
	Orient Corp.	429,400	458,931
*	Oriental Shiraishi Corp.	119,700	249,390
	Origin Co. Ltd.	4,200	45,467
	ORIX Corp.	164,200	3,386,974
	Oro Co. Ltd.	3,600	74,716
	Osaka Organic Chemical Industry Ltd.	12,000	330,353
	Osaka Soda Co. Ltd.	9,700	257,469
	Osaka Steel Co. Ltd.	11,000	113,287
*	OSAKA Titanium Technologies Co. Ltd.	24,900	179,714
	Osaki Electric Co. Ltd.	37,200	149,206
	OSG Corp.	43,500	765,829
	Otsuka Corp.	9,600	389,537
	Otsuka Holdings Co. Ltd.	16,700	569,759
	OUG Holdings, Inc.	2,000	46,843
	Outsourcing, Inc.	112,600	1,304,370
	Oyo Corp.	14,100	259,435
	Pacific Industrial Co. Ltd.	52,200	498,282
	Pacific Metals Co. Ltd.	19,499	388,570
#	Pack Corp.	11,300	264,558
	PAL GROUP Holdings Co. Ltd.	13,700	199,693
	PALTAC Corp.	7,250	277,872
	Pan Pacific International Holdings Corp.	36,800	495,285
	Panasonic Corp.	161,523	1,778,288
#	Panasonic Corp., Sponsored ADR	26,580	292,779
	PAPYLESS Co. Ltd.	3,600	38,847
	Paraca, Inc.	3,600	49,974
	Paramount Bed Holdings Co. Ltd.	34,100	567,450
	Paris Miki Holdings, Inc.	24,000	51,705
*	Park24 Co. Ltd.	35,300	533,991
	Parker Corp.	8,500	38,265
#	Pasco Corp.	2,600	29,630
	Pasona Group, Inc.	22,700	501,978
	PC Depot Corp.	26,500	66,583
#	PCA Corp.	7,200	99,600
	PCI Holdings, Inc.	3,400	29,474
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	65,390

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Penta-Ocean Construction Co. Ltd.	252,600	$1,402,746
	People Dreams & Technologies Group Co. Ltd.	5,600	87,581
*	PeptiDream, Inc.	10,700	192,095
	Persol Holdings Co. Ltd.	28,800	743,495
	Phil Co., Inc.	1,200	10,888
	Pickles Corp.	11,800	163,231
	Pigeon Corp.	24,800	483,393
	Pilot Corp.	12,400	441,655
	Piolax, Inc.	32,600	495,016
	Plenus Co. Ltd.	6,800	116,158
	Pola Orbis Holdings, Inc.	6,500	96,878
	Poletowin Pitcrew Holdings, Inc.	21,400	175,530
*	PR Times, Inc.	900	21,162
#	Precision System Science Co. Ltd.	14,300	73,346
*	Premier Anti-Aging Co. Ltd.	1,500	94,216
	Premium Group Co. Ltd.	9,200	291,789
#*	Premium Water Holdings, Inc.	2,200	47,554
	Press Kogyo Co. Ltd.	94,800	316,759
	Pressance Corp.	20,800	380,090
	Prestige International, Inc.	46,400	294,924
	Prima Meat Packers Ltd.	24,200	531,501
	Pronexus, Inc.	11,500	109,774
#	Property Agent, Inc.	2,400	32,743
*	Prored Partners Co. Ltd.	2,600	18,596
	Pro-Ship, Inc.	900	10,629
	Proto Corp.	26,000	301,840
	PS Mitsubishi Construction Co. Ltd.	40,900	215,737
	Punch Industry Co. Ltd.	17,500	75,382
*	QB Net Holdings Co. Ltd.	8,300	119,354
	Qol Holdings Co. Ltd.	24,100	280,746
	Quick Co. Ltd.	5,300	60,116
	Raccoon Holdings, Inc.	7,100	74,751
	Raito Kogyo Co. Ltd.	26,400	430,952
	Raiznext Corp.	24,900	250,289
	Rakus Co. Ltd.	12,600	253,821
*	Rakuten Group, Inc.	27,600	239,440
	Rasa Corp.	5,700	47,825
	Rasa Industries Ltd.	7,800	106,230
	Raysum Co. Ltd.	14,300	88,558
	Relia, Inc.	36,900	311,885
	Relo Group, Inc.	24,300	438,531
*	Renesas Electronics Corp.	73,500	843,546
	Rengo Co. Ltd.	196,300	1,464,821
#*	RENOVA, Inc.	13,400	190,498
	Resona Holdings, Inc.	572,931	2,462,136
	Resorttrust, Inc.	47,000	752,453
	Restar Holdings Corp.	15,900	270,531
#	Retail Partners Co. Ltd.	18,600	191,992
	Rheon Automatic Machinery Co. Ltd.	13,100	120,068
	Rhythm Co. Ltd.	5,400	61,277
	Riberesute Corp.	7,200	46,810
#	Ricoh Co. Ltd.	174,700	1,475,239
	Ricoh Leasing Co. Ltd.	18,800	610,211
	Ride On Express Holdings Co. Ltd.	4,800	63,524
*	Right On Co. Ltd.	6,100	36,812
	Riken Corp.	9,100	206,931
	Riken Keiki Co. Ltd.	8,300	397,102
	Riken Technos Corp.	35,100	144,602
	Riken Vitamin Co. Ltd.	10,000	147,901

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rinnai Corp.	6,700	$598,343
	Rion Co. Ltd.	5,500	110,172
	Riso Kagaku Corp.	3,758	67,403
	Riso Kyoiku Co. Ltd.	76,100	270,811
	Rix Corp.	800	10,477
#	Rock Field Co. Ltd.	11,300	150,597
	Rohm Co. Ltd.	4,300	362,220
	Rohto Pharmaceutical Co. Ltd.	19,100	527,471
	Rokko Butter Co. Ltd.	11,300	148,579
	Roland Corp.	4,800	183,099
	Roland DG Corp.	13,700	324,525
	Rorze Corp.	9,300	878,789
	Ryobi Ltd.	22,700	216,072
	Ryoden Corp.	16,900	253,059
	Ryohin Keikaku Co. Ltd.	56,300	808,432
	Ryosan Co. Ltd.	21,700	429,978
	S Foods, Inc.	16,000	491,477
	S&B Foods, Inc.	3,700	119,142
	Sac's Bar Holdings, Inc.	14,850	67,170
	Sagami Rubber Industries Co. Ltd.	1,100	8,114
	Saibu Gas Holdings Co. Ltd.	9,000	171,462
	Saizeriya Co. Ltd.	900	20,812
	Sakai Chemical Industry Co. Ltd.	10,500	190,640
#	Sakai Heavy Industries Ltd.	3,400	80,723
	Sakai Moving Service Co. Ltd.	5,700	218,058
	Sakata INX Corp.	46,600	392,433
	Sakura Internet, Inc.	14,000	61,292
	Sala Corp.	57,300	310,523
	SAMTY Co. Ltd.	29,000	526,719
	San Holdings, Inc.	8,400	109,762
	San ju San Financial Group, Inc.	15,760	209,248
#	San-A Co. Ltd.	16,100	570,999
	San-Ai Oil Co. Ltd.	62,600	510,175
*	Sanden Corp.	20,600	34,117
	Sanei Architecture Planning Co. Ltd.	7,900	110,094
	Sangetsu Corp.	35,500	491,632
	San-In Godo Bank Ltd.	155,000	872,984
#*	Sanix, Inc.	35,600	54,946
	Sanken Electric Co. Ltd.	15,200	662,681
	Sanki Engineering Co. Ltd.	41,700	515,124
	Sanko Gosei Ltd.	30,700	95,405
	Sanko Metal Industrial Co. Ltd.	3,300	72,258
	Sankyo Co. Ltd.	35,900	924,344
	Sankyo Frontier Co. Ltd.	3,200	141,749
	Sankyo Seiko Co. Ltd.	35,800	177,313
	Sankyo Tateyama, Inc.	22,900	124,534
	Sankyu, Inc.	25,500	922,532
	Sanoh Industrial Co. Ltd.	35,200	253,719
	Sansei Technologies, Inc.	6,200	40,093
	Sansha Electric Manufacturing Co. Ltd.	10,000	72,769
	Sanshin Electronics Co. Ltd.	9,400	122,722
	Santen Pharmaceutical Co. Ltd.	24,700	280,448
	Sanwa Holdings Corp.	148,200	1,604,867
	Sanyo Chemical Industries Ltd.	11,500	524,036
	Sanyo Denki Co. Ltd.	8,000	373,011
#	Sanyo Electric Railway Co. Ltd.	5,100	89,202
	Sanyo Engineering & Construction, Inc.	4,000	23,391
*	Sanyo Shokai Ltd.	11,237	81,023
	Sanyo Special Steel Co. Ltd.	20,300	380,573

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Trading Co. Ltd.	25,100	$217,486
	Sapporo Holdings Ltd.	39,400	764,255
	Sata Construction Co. Ltd.	11,300	46,077
	Sato Foods Co. Ltd.	800	33,567
	Sato Holdings Corp.	17,000	299,811
	Sato Shoji Corp.	13,300	128,926
#	Satori Electric Co. Ltd.	8,800	70,946
	Sawai Group Holdings Co. Ltd.	35,900	1,358,876
	Saxa Holdings, Inc.	4,800	54,271
	SB Technology Corp.	7,700	160,128
	SBI Holdings, Inc.	33,850	873,188
*	SBI Insurance Group Co. Ltd.	3,000	28,476
	SBS Holdings, Inc.	18,600	573,721
#	Scala, Inc.	10,500	60,528
	SCREEN Holdings Co. Ltd.	7,200	722,563
#	Scroll Corp.	25,900	186,722
	SCSK Corp.	8,565	144,932
	SEC Carbon Ltd.	2,100	94,660
	Secom Co. Ltd.	8,200	577,395
#	Seed Co. Ltd.	3,600	16,233
	Sega Sammy Holdings, Inc.	25,500	428,162
	Segue Group Co. Ltd.	4,000	20,568
*	Seibu Holdings, Inc.	52,400	514,076
	Seika Corp.	7,000	94,564
	Seikagaku Corp.	35,500	290,602
	Seikitokyu Kogyo Co. Ltd.	28,400	201,317
	Seiko Electric Co. Ltd.	4,700	41,413
	Seiko Epson Corp.	86,900	1,353,598
	Seiko Holdings Corp.	23,800	445,035
	Seiko PMC Corp.	7,600	43,630
	Seikoh Giken Co. Ltd.	2,100	30,493
	Seino Holdings Co. Ltd.	90,900	901,860
	Seiren Co. Ltd.	30,300	572,873
	Sekisui Chemical Co. Ltd.	48,200	842,728
#	Sekisui House Ltd.	106,540	2,158,518
	Sekisui Jushi Corp.	19,400	342,739
	Sekisui Kasei Co. Ltd.	18,900	76,328
#	SEMITEC Corp.	300	26,943
	Senko Group Holdings Co. Ltd.	99,500	798,979
	Senshu Electric Co. Ltd.	6,700	357,203
	Senshu Ikeda Holdings, Inc.	197,440	312,225
	Senshukai Co. Ltd.	23,300	75,794
	Septeni Holdings Co. Ltd.	26,200	95,955
	SERAKU Co. Ltd.	4,500	46,771
	Seria Co. Ltd.	22,900	576,284
	Seven & I Holdings Co. Ltd.	57,000	2,898,942
	Seven Bank Ltd.	376,200	795,068
	SG Holdings Co. Ltd.	5,500	116,755
	Sharp Corp.	27,800	309,028
	Shibaura Electronics Co. Ltd.	6,000	350,169
	Shibaura Machine Co. Ltd.	15,300	440,566
	Shibaura Mechatronics Corp.	4,700	349,039
	Shibusawa Warehouse Co. Ltd.	9,500	177,035
	Shibuya Corp.	13,000	288,228
*	Shidax Corp.	9,600	35,472
*	SHIFT, Inc.	600	99,691
	Shiga Bank Ltd.	41,222	803,141
	Shikibo Ltd.	13,500	107,756
	Shikoku Bank Ltd.	31,700	219,794

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Chemicals Corp.	29,500	$367,184
	Shikoku Electric Power Co., Inc.	40,900	284,314
	Shima Seiki Manufacturing Ltd.	28,700	434,145
	Shimadzu Corp.	10,800	389,683
	Shimamura Co. Ltd.	12,400	1,134,552
	Shimizu Bank Ltd.	12,300	174,905
	Shimizu Corp.	148,400	988,111
	Shimojima Co. Ltd.	7,600	67,922
	Shin Nippon Air Technologies Co. Ltd.	9,800	174,655
	Shin Nippon Biomedical Laboratories Ltd.	17,300	184,984
	Shinagawa Refractories Co. Ltd.	4,300	142,481
*	Shindengen Electric Manufacturing Co. Ltd.	6,200	182,696
	Shin-Etsu Chemical Co. Ltd.	9,000	1,505,784
	Shin-Etsu Polymer Co. Ltd.	47,100	451,340
	Shin-Keisei Electric Railway Co. Ltd.	1,900	33,234
	Shinki Bus Co. Ltd.	400	11,096
	Shinko Electric Industries Co. Ltd.	12,000	552,219
	Shinko Shoji Co. Ltd.	30,300	236,556
	Shinmaywa Industries Ltd.	39,900	306,513
	Shinnihon Corp.	20,800	135,992
	Shin-Nihon Tatemono Co. Ltd.	8,700	31,622
	Shinnihonseiyaku Co. Ltd.	6,800	64,293
	Shinoken Group Co. Ltd.	29,900	255,764
	Shinsho Corp.	4,800	148,465
	Shinwa Co. Ltd.	8,300	146,134
	Shinwa Co. Ltd.	7,500	54,070
	Shionogi & Co. Ltd.	7,100	404,648
	Ship Healthcare Holdings, Inc.	28,900	648,656
#	Shizuki Electric Co., Inc.	12,600	57,630
	Shizuoka Bank Ltd.	156,500	1,229,694
	Shizuoka Gas Co. Ltd.	51,900	453,081
	SHO-BOND Holdings Co. Ltd.	4,600	201,435
*	Shobunsha Holdings, Inc.	10,700	39,509
	Shoei Co. Ltd.	13,000	500,559
	Shoei Foods Corp.	6,600	228,208
	Shofu, Inc.	7,700	120,448
	Showa Denko KK	130,400	2,708,900
	Showa Sangyo Co. Ltd.	17,200	402,865
	Sigma Koki Co. Ltd.	3,400	46,821
	SIGMAXYZ Holdings Inc.	10,900	208,007
	Siix Corp.	26,500	302,088
*	Silver Life Co. Ltd.	1,600	14,548
	Sinanen Holdings Co. Ltd.	8,100	213,654
	Sinfonia Technology Co. Ltd.	26,300	277,128
	Sinko Industries Ltd.	20,300	322,939
	Sintokogio Ltd.	31,500	189,758
	SK-Electronics Co. Ltd.	9,900	80,996
	SKY Perfect JSAT Holdings, Inc.	128,700	484,387
	Skylark Holdings Co. Ltd.	51,700	675,513
*	Smaregi, Inc.	1,600	24,846
	SMC Corp.	500	278,881
	SMK Corp.	4,000	74,806
	SMS Co. Ltd.	19,400	533,357
	Snow Peak, Inc.	10,200	208,211
	SNT Corp.	33,600	65,855
	Soda Nikka Co. Ltd.	14,300	104,210
	Sodick Co. Ltd.	42,100	293,628
	Soft99 Corp.	7,600	86,900
	SoftBank Group Corp.	192,900	8,545,381

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Softcreate Holdings Corp.	1,700	$54,025
	Software Service, Inc.	2,000	101,841
	Sohgo Security Services Co. Ltd.	12,600	456,971
	Soiken Holdings, Inc.	10,600	28,978
	Sojitz Corp.	141,240	2,213,481
	Soken Chemical & Engineering Co. Ltd.	6,600	93,526
	Solasto Corp.	19,900	183,029
	Soliton Systems KK	6,200	69,070
	Solxyz Co. Ltd.	3,000	10,757
	Sompo Holdings, Inc.	58,150	2,721,038
	Sony Group Corp.	23,600	2,640,096
	Sony Group Corp., Sponsored ADR	51,864	5,791,134
*	Sotetsu Holdings, Inc.	10,800	198,867
	Sotoh Co. Ltd.	4,900	35,643
	Space Co. Ltd.	7,900	60,127
#	Sparx Group Co. Ltd.	82,900	188,522
	SPK Corp.	6,364	71,978
	S-Pool, Inc.	36,200	330,036
	Square Enix Holdings Co. Ltd.	5,100	250,093
	SRA Holdings	8,200	203,497
*	SRE Holdings Corp.	1,100	42,658
	ST Corp.	7,700	101,190
	St. Marc Holdings Co. Ltd.	16,300	212,824
	Stanley Electric Co. Ltd.	30,900	722,268
	Star Mica Holdings Co. Ltd.	8,600	104,021
	Star Micronics Co. Ltd.	23,000	291,682
	Starts Corp., Inc.	25,700	559,553
	Starzen Co. Ltd.	13,700	241,712
	St-Care Holding Corp.	10,200	67,424
	Stella Chemifa Corp.	10,100	220,573
	Step Co. Ltd.	8,400	132,687
	STI Foods Holdings, Inc.	800	15,884
	Strike Co. Ltd.	3,900	151,843
	Studio Alice Co. Ltd.	9,500	178,154
	Subaru Corp.	243,300	4,428,388
	Subaru Enterprise Co. Ltd.	2,000	138,667
	Sugi Holdings Co. Ltd.	7,300	428,252
	Sugimoto & Co. Ltd.	7,500	141,841
	SUMCO Corp.	64,700	1,192,815
	Sumida Corp.	34,800	305,562
	Suminoe Textile Co. Ltd.	2,800	45,509
	Sumiseki Holdings, Inc.	38,800	47,298
	Sumitomo Bakelite Co. Ltd.	27,200	1,310,773
	Sumitomo Chemical Co. Ltd.	608,600	3,069,200
	Sumitomo Corp.	107,300	1,658,365
	Sumitomo Dainippon Pharma Co. Ltd.	49,300	536,593
	Sumitomo Densetsu Co. Ltd.	14,200	258,838
	Sumitomo Electric Industries Ltd.	243,700	3,231,095
	Sumitomo Forestry Co. Ltd.	86,600	1,524,645
	Sumitomo Heavy Industries Ltd.	80,100	2,103,622
	Sumitomo Metal Mining Co. Ltd.	30,000	1,385,691
	Sumitomo Mitsui Construction Co. Ltd.	187,560	708,719
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	719,144
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,762,064
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,822,429
	Sumitomo Osaka Cement Co. Ltd.	34,000	1,042,625
*	Sumitomo Precision Products Co. Ltd.	3,700	59,272
	Sumitomo Realty & Development Co. Ltd.	40,200	1,243,795
	Sumitomo Riko Co. Ltd.	36,600	187,216

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries Ltd.	146,953	$1,529,161
	Sumitomo Seika Chemicals Co. Ltd.	10,700	286,912
	Sumitomo Warehouse Co. Ltd.	61,600	1,106,221
	Sun Frontier Fudousan Co. Ltd.	49,500	449,299
	Suncall Corp.	17,300	85,969
	Sundrug Co. Ltd.	28,100	707,611
	Suntory Beverage & Food Ltd.	14,800	568,301
	Sun-Wa Technos Corp.	8,900	101,859
*	SuRaLa Net Co. Ltd.	400	4,494
	Suruga Bank Ltd.	150,400	648,732
	Suzuken Co. Ltd.	36,560	1,085,116
	Suzuki Co. Ltd.	14,100	105,901
	Suzuki Motor Corp.	24,000	1,021,779
#	SWCC Showa Holdings Co. Ltd.	41,900	659,071
	System Information Co. Ltd.	5,700	45,212
	System Research Co. Ltd.	1,100	16,804
	System Support, Inc.	2,400	20,026
	Systems Engineering Consultants Co. Ltd.	900	17,000
	Systena Corp.	124,000	381,782
	Syuppin Co. Ltd.	18,300	169,142
	T Hasegawa Co. Ltd.	18,500	405,959
	T RAD Co. Ltd.	5,900	137,879
	T&D Holdings, Inc.	126,600	1,870,933
	T&K Toka Co. Ltd.	17,100	118,813
	Tachibana Eletech Co. Ltd.	18,120	246,199
	Tachikawa Corp.	10,200	94,703
#	Tachi-S Co. Ltd.	33,100	345,647
	Tadano Ltd.	98,000	857,174
	Taihei Dengyo Kaisha Ltd.	16,500	390,536
	Taiheiyo Cement Corp.	111,067	2,209,821
#	Taiheiyo Kouhatsu, Inc.	6,300	35,403
	Taiho Kogyo Co. Ltd.	16,200	112,481
	Taikisha Ltd.	18,700	467,629
	Taiko Bank Ltd.	5,600	67,927
*	Taiko Pharmaceutical Co. Ltd.	12,700	66,711
	Taisei Corp.	64,900	2,127,490
	Taisei Lamick Co. Ltd.	4,500	106,887
	Taisei Oncho Co. Ltd.	600	9,954
	Taisho Pharmaceutical Holdings Co. Ltd.	20,000	982,243
	Taiyo Holdings Co. Ltd.	25,200	743,465
	Taiyo Yuden Co. Ltd.	26,800	1,301,708
#	Takachiho Koheki Co. Ltd.	5,500	74,324
	Takamatsu Construction Group Co. Ltd.	14,100	244,318
	Takamatsu Machinery Co. Ltd.	4,100	25,758
	Takamiya Co. Ltd.	15,500	54,744
	Takano Co. Ltd.	4,800	27,461
	Takaoka Toko Co. Ltd.	8,664	106,456
#	Takara & Co. Ltd.	7,600	119,677
	Takara Bio, Inc.	6,600	132,395
	Takara Holdings, Inc.	62,800	609,135
	Takara Leben Co. Ltd.	110,200	300,285
	Takara Standard Co. Ltd.	33,000	392,880
	Takasago International Corp.	14,800	362,893
	Takasago Thermal Engineering Co. Ltd.	34,300	573,452
	Takashima & Co. Ltd.	2,500	52,160
	Takashimaya Co. Ltd.	122,700	1,165,215
	Takasho Co. Ltd.	9,600	54,346
*	Take & Give Needs Co. Ltd.	470	4,012
#	TAKEBISHI Corp.	5,800	73,087

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd.	196,852	$5,705,398
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	12,158	175,800
	Takemoto Yohki Co. Ltd.	4,100	26,842
	Takeuchi Manufacturing Co. Ltd.	24,100	602,370
	Takihyo Co. Ltd.	5,600	68,439
	Takisawa Machine Tool Co. Ltd.	5,000	51,683
	Takuma Co. Ltd.	28,400	363,194
	Tama Home Co. Ltd.	14,600	297,484
	Tamron Co. Ltd.	12,100	263,761
	Tamura Corp.	80,800	459,203
	Tanabe Engineering Corp.	3,100	24,171
#	Tanseisha Co. Ltd.	44,250	277,781
#	Taoka Chemical Co. Ltd.	2,000	22,512
	Tatsuta Electric Wire & Cable Co. Ltd.	47,200	188,056
	Tayca Corp.	14,400	165,557
	Tbk Co. Ltd.	14,600	51,151
	TBS Holdings, Inc.	22,000	329,019
	TDC Soft, Inc.	9,500	87,069
	TDK Corp.	50,600	1,827,413
	TechMatrix Corp.	20,800	296,140
#	Techno Horizon Co. Ltd.	8,000	48,330
	Techno Medica Co. Ltd.	4,900	68,046
	Techno Ryowa Ltd.	7,000	54,358
	Techno Smart Corp.	8,600	91,697
	Technoflex Corp.	4,500	40,200
	TechnoPro Holdings, Inc.	26,700	683,043
#	Tecnos Japan, Inc.	8,600	35,980
	Teijin Ltd.	135,200	1,704,430
	Teikoku Electric Manufacturing Co. Ltd.	6,300	72,427
	Teikoku Sen-I Co. Ltd.	17,100	298,115
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	60,619
	Tekken Corp.	11,400	179,549
	Tenma Corp.	16,800	366,784
	Tenox Corp.	2,700	19,106
	Teraoka Seisakusho Co. Ltd.	8,000	25,434
	Terumo Corp.	13,300	485,501
	T-Gaia Corp.	10,700	155,238
	THK Co. Ltd.	28,300	707,123
	Tigers Polymer Corp.	8,200	31,110
	TIS, Inc.	33,000	867,922
	TKC Corp.	11,500	302,197
	Toa Corp.	20,800	144,920
	Toa Corp.	19,500	412,492
	Toa Oil Co. Ltd.	6,600	185,433
	TOA ROAD Corp.	4,400	191,349
	Toabo Corp.	3,800	13,666
	Toagosei Co. Ltd.	94,000	927,001
	Tobishima Corp.	22,550	205,478
	TOC Co. Ltd.	40,000	249,030
	Tocalo Co. Ltd.	57,300	696,314
	Tochigi Bank Ltd.	110,900	215,322
	Toda Corp.	144,700	934,790
#*	Toda Kogyo Corp.	1,400	41,552
	Toei Animation Co. Ltd.	1,200	90,938
	Toei Co. Ltd.	1,400	207,841
	Toell Co. Ltd.	1,700	12,864
	Toenec Corp.	6,900	191,266
	Togami Electric Manufacturing Co. Ltd.	2,000	30,232
	Toho Bank Ltd.	187,500	348,785

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Co. Ltd.	2,900	$112,339
#*	Toho Co. Ltd.	6,600	62,093
	Toho Gas Co. Ltd.	4,800	131,188
	Toho Holdings Co. Ltd.	54,300	849,037
	Toho Titanium Co. Ltd.	31,400	244,312
	Toho Zinc Co. Ltd.	12,500	259,533
#	Tohoku Bank Ltd.	7,400	65,404
	Tohoku Electric Power Co., Inc.	27,300	192,298
	Tohoku Steel Co. Ltd.	1,900	28,870
	Tohokushinsha Film Corp.	11,900	65,380
	Tokai Carbon Co. Ltd.	86,800	900,261
	Tokai Corp.	17,200	270,250
	TOKAI Holdings Corp.	69,000	528,696
	Tokai Lease Co. Ltd.	500	6,909
	Tokai Rika Co. Ltd.	57,600	750,382
	Tokai Tokyo Financial Holdings, Inc.	213,500	751,534
	Token Corp.	3,020	244,626
	Tokio Marine Holdings, Inc.	36,716	2,190,978
	Tokushu Tokai Paper Co. Ltd.	7,300	263,107
	Tokuyama Corp.	60,700	966,180
*	Tokyo Base Co. Ltd.	4,700	18,574
	Tokyo Century Corp.	13,000	641,541
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	265,359
	Tokyo Electron Device Ltd.	5,300	255,453
	Tokyo Energy & Systems, Inc.	20,900	170,087
#	Tokyo Individualized Educational Institute, Inc.	8,500	44,289
#	Tokyo Keiki, Inc.	8,400	74,069
	Tokyo Kiraboshi Financial Group, Inc.	25,687	352,051
	Tokyo Ohka Kogyo Co. Ltd.	8,100	479,818
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,100	22,015
	Tokyo Radiator Manufacturing Co. Ltd.	4,000	18,203
#	Tokyo Rakutenchi Co. Ltd.	3,200	107,116
*	Tokyo Rope Manufacturing Co. Ltd.	13,300	101,350
	Tokyo Sangyo Co. Ltd.	14,200	89,274
	Tokyo Seimitsu Co. Ltd.	21,700	920,435
	Tokyo Steel Manufacturing Co. Ltd.	51,400	492,108
	Tokyo Tatemono Co. Ltd.	131,900	1,966,160
	Tokyo Tekko Co. Ltd.	7,900	90,473
#*	Tokyo Theatres Co., Inc.	7,000	74,567
	Tokyotokeiba Co. Ltd.	11,200	410,574
	Tokyu Construction Co. Ltd.	97,730	599,947
	Tokyu Fudosan Holdings Corp.	349,582	1,915,073
	Tokyu Recreation Co. Ltd.	1,971	82,835
	Toli Corp.	35,000	65,677
	Tomato Bank Ltd.	6,200	57,377
#	Tomen Devices Corp.	2,800	168,024
	Tomoe Corp.	20,300	87,026
	Tomoe Engineering Co. Ltd.	6,200	115,148
	Tomoku Co. Ltd.	8,000	121,277
	TOMONY Holdings, Inc.	159,100	451,165
	Tomy Co. Ltd.	85,900	838,609
	Tonami Holdings Co. Ltd.	5,600	182,181
	Topcon Corp.	74,900	1,016,593
	Toppan, Inc.	56,900	1,082,354
	Topre Corp.	38,100	397,844
	Topy Industries Ltd.	12,700	121,262
	Toray Industries, Inc.	532,900	3,367,828
	Torex Semiconductor Ltd.	3,400	79,659
	Toridoll Holdings Corp.	25,200	507,395

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torigoe Co. Ltd.	13,900	$79,011
	Torii Pharmaceutical Co. Ltd.	12,200	303,379
	Torishima Pump Manufacturing Co. Ltd.	14,500	117,072
	Tosei Corp.	28,900	264,597
	Toshiba Corp.	12,700	525,907
	Toshiba TEC Corp.	15,800	595,332
	Tosoh Corp.	100,600	1,574,037
	Totech Corp.	3,400	72,145
	Totetsu Kogyo Co. Ltd.	20,470	436,828
	TOTO Ltd.	9,699	417,449
	Tottori Bank Ltd.	6,400	65,755
	Toukei Computer Co. Ltd.	1,400	57,500
	Tow Co. Ltd.	23,400	61,264
	Towa Bank Ltd.	31,800	146,527
	Towa Corp.	13,400	303,073
	Towa Pharmaceutical Co. Ltd.	26,100	640,169
	Toyo Construction Co. Ltd.	94,700	472,066
	Toyo Corp.	22,900	208,953
	Toyo Denki Seizo KK	4,800	41,190
#*	Toyo Engineering Corp.	33,799	194,736
	Toyo Gosei Co. Ltd.	2,700	288,320
	Toyo Ink SC Holdings Co. Ltd.	29,500	489,558
	Toyo Kanetsu KK	6,600	143,800
	Toyo Machinery & Metal Co. Ltd.	12,000	60,772
	Toyo Securities Co. Ltd.	47,300	62,479
	Toyo Seikan Group Holdings Ltd.	86,800	1,057,295
	Toyo Sugar Refining Co. Ltd.	800	7,175
	Toyo Suisan Kaisha Ltd.	14,400	590,008
#	Toyo Tanso Co. Ltd.	13,800	354,834
	Toyo Tire Corp.	92,300	1,305,049
	Toyo Wharf & Warehouse Co. Ltd.	3,700	46,115
	Toyobo Co. Ltd.	91,000	1,024,119
	Toyoda Gosei Co. Ltd.	45,700	960,482
	Toyota Boshoku Corp.	59,900	1,061,753
	Toyota Industries Corp.	14,600	1,138,925
#	Toyota Motor Corp., Sponsored ADR	34,806	6,907,251
	Toyota Motor Corp.	430,090	8,499,942
	Toyota Tsusho Corp.	26,200	1,062,502
	TPR Co. Ltd.	21,200	268,626
#	Traders Holdings Co. Ltd.	20,039	70,242
	Trancom Co. Ltd.	6,900	489,942
#	Trans Genic, Inc.	20,900	76,408
	Transaction Co. Ltd.	8,200	80,158
	Transcosmos, Inc.	9,300	237,022
	TRE Holdings Corp.	33,340	420,765
*	Trend Micro, Inc.	7,300	387,284
#	Tri Chemical Laboratories, Inc.	12,000	324,701
	Trinity Industrial Corp.	1,800	12,452
	Trusco Nakayama Corp.	18,800	400,100
	TS Tech Co. Ltd.	79,400	1,046,212
*	TSI Holdings Co. Ltd.	57,105	156,510
	Tsubaki Nakashima Co. Ltd.	42,600	527,871
	Tsubakimoto Chain Co.	26,500	742,132
	Tsubakimoto Kogyo Co. Ltd.	2,900	108,464
*	Tsudakoma Corp.	200	1,016
	Tsugami Corp.	34,300	398,131
#*	Tsukada Global Holdings, Inc.	11,700	27,951
	Tsukishima Kikai Co. Ltd.	28,100	267,730
	Tsukuba Bank Ltd.	85,900	140,561

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsumura & Co.	20,400	$578,597
	Tsuruha Holdings, Inc.	2,900	233,579
	Tsurumi Manufacturing Co. Ltd.	13,600	201,911
	Tsutsumi Jewelry Co. Ltd.	4,600	72,279
#	Tsuzuki Denki Co. Ltd.	2,300	33,282
	TV Asahi Holdings Corp.	21,600	280,929
	Tv Tokyo Holdings Corp.	11,900	205,807
#	Twinbird Corp.	1,600	8,800
	TYK Corp.	14,700	38,891
*	UACJ Corp.	33,707	775,918
	Ube Industries Ltd.	118,720	2,134,535
	Ubicom Holdings, Inc.	3,200	61,182
	Uchida Yoko Co. Ltd.	8,200	324,679
	Ueki Corp.	3,600	44,702
	ULS Group, Inc.	1,600	51,628
	Ulvac, Inc.	11,100	564,785
	Uniden Holdings Corp.	5,400	159,559
	Union Tool Co.	4,700	152,325
	Unipres Corp.	39,400	275,618
#	United Super Markets Holdings, Inc.	52,300	476,859
	UNITED, Inc.	8,900	149,056
*	Unitika Ltd.	59,300	159,333
*	Universal Entertainment Corp.	20,800	427,678
	UPR Corp.	1,400	29,077
	Urbanet Corp. Co. Ltd.	16,300	41,333
	Usen-Next Holdings Co. Ltd.	4,200	88,358
	User Local, Inc.	1,700	21,531
	Ushio, Inc.	31,800	494,185
	USS Co. Ltd.	21,100	344,367
	UT Group Co. Ltd.	11,700	335,261
*	UUUM Co. Ltd.	5,300	39,459
*	Uzabase, Inc.	9,300	87,930
	V Technology Co. Ltd.	7,600	231,429
	Valor Holdings Co. Ltd.	43,700	840,009
	Valqua Ltd.	12,400	275,838
#	Value HR Co. Ltd.	700	14,726
	ValueCommerce Co. Ltd.	6,800	209,659
	V-Cube, Inc.	8,200	55,647
#	Vector, Inc.	21,300	180,924
	Vega Corp. Co. Ltd.	1,200	7,225
	Vertex Corp.	7,160	186,941
	VINX Corp.	4,200	30,442
	Vital KSK Holdings, Inc.	43,800	296,190
	VT Holdings Co. Ltd.	88,400	343,217
	Wacoal Holdings Corp.	40,500	742,988
	Wacom Co. Ltd.	107,100	777,948
	Waida Manufacturing Co. Ltd.	2,600	22,024
	Wakachiku Construction Co. Ltd.	9,500	138,694
	Wakita & Co. Ltd.	37,200	328,233
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	246,195
	Waseda Academy Co. Ltd.	3,700	33,822
	Watahan & Co. Ltd.	15,200	168,459
#	Watts Co. Ltd.	5,300	31,076
	Wavelock Holdings Co. Ltd.	5,600	35,185
	WDB Holdings Co. Ltd.	4,700	110,734
	Weathernews, Inc.	2,800	190,893
	Welbe, Inc.	4,000	42,406
	Welcia Holdings Co. Ltd.	11,800	318,692
	Wellnet Corp.	11,500	43,145

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	West Holdings Corp.	8,881	$266,844
	Will Group, Inc.	5,300	57,064
	WIN-Partners Co. Ltd.	6,800	58,216
	Wood One Co. Ltd.	6,600	57,236
#	Workman Co. Ltd.	2,800	123,653
*	World Co. Ltd.	20,500	205,876
	World Holdings Co. Ltd.	9,600	193,921
#	Wow World, Inc.	2,200	26,885
	Wowow, Inc.	6,300	91,027
	Xebio Holdings Co. Ltd.	27,600	216,333
	YAC Holdings Co. Ltd.	6,500	64,174
#	Yachiyo Industry Co. Ltd.	13,800	68,544
	Yahagi Construction Co. Ltd.	24,500	163,135
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	41,590
	Yakult Honsha Co. Ltd.	4,700	238,297
#	YAKUODO Holdings Co. Ltd.	12,600	255,501
	YAMABIKO Corp.	41,800	381,215
	Yamada Holdings Co. Ltd.	387,508	1,307,787
	Yamae Group Holdings Co. Ltd.	3,600	32,774
	Yamagata Bank Ltd.	24,499	203,124
	Yamaguchi Financial Group, Inc.	199,300	1,236,653
	Yamaha Corp.	1,700	77,444
	Yamaha Motor Co. Ltd.	85,300	2,031,292
	Yamaichi Electronics Co. Ltd.	23,500	424,980
#	YA-MAN Ltd.	24,800	196,658
	Yamanashi Chuo Bank Ltd.	23,900	194,504
	Yamatane Corp.	9,400	132,728
	Yamato Corp.	16,500	100,372
	Yamato Holdings Co. Ltd.	29,400	626,050
	Yamato Kogyo Co. Ltd.	35,900	1,104,597
#	Yamaya Corp.	4,200	90,371
	Yamazaki Baking Co. Ltd.	74,600	1,066,619
	Yamazen Corp.	50,900	442,819
	Yaoko Co. Ltd.	8,900	514,551
	Yashima Denki Co. Ltd.	11,200	93,007
	Yaskawa Electric Corp.	5,400	226,100
	Yasuda Logistics Corp.	13,600	113,834
#	Yasunaga Corp.	6,200	46,713
#	YE DIGITAL Corp.	7,100	26,362
	Yellow Hat Ltd.	31,600	438,134
	Yodogawa Steel Works Ltd.	21,500	458,051
	Yokogawa Bridge Holdings Corp.	24,800	463,267
	Yokogawa Electric Corp.	32,700	535,805
	Yokohama Rubber Co. Ltd.	107,999	1,574,473
	Yokorei Co. Ltd.	50,700	376,755
	Yokowo Co. Ltd.	17,900	411,193
	Yomeishu Seizo Co. Ltd.	7,600	118,806
	Yondenko Corp.	8,000	115,577
#	Yondoshi Holdings, Inc.	13,800	210,953
	Yorozu Corp.	21,500	180,774
*	Yoshimura Food Holdings KK	4,900	20,908
	Yoshinoya Holdings Co. Ltd.	2,900	59,926
	Yotai Refractories Co. Ltd.	12,200	132,718
	Yuasa Funashoku Co. Ltd.	1,500	36,156
	Yuasa Trading Co. Ltd.	17,800	450,463
	Yuken Kogyo Co. Ltd.	2,300	34,494
	Yukiguni Maitake Co. Ltd.	6,000	60,911
	Yurtec Corp.	32,100	191,379
	Yushin Precision Equipment Co. Ltd.	13,400	82,065

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yushiro Chemical Industry Co. Ltd.	7,600	$72,975
	Yutaka Giken Co. Ltd.	1,200	18,696
	Z Holdings Corp.	88,800	450,985
	Zaoh Co. Ltd.	3,100	49,706
	Zenitaka Corp.	2,200	76,549
	Zenkoku Hosho Co. Ltd.	19,700	881,735
	Zenrin Co. Ltd.	23,800	199,874
	Zensho Holdings Co. Ltd.	14,850	357,535
	Zeon Corp.	83,000	963,136
	ZERIA Pharmaceutical Co. Ltd.	11,100	185,621
	ZIGExN Co. Ltd.	40,700	102,416
	ZOZO, Inc.	14,100	375,729
	Zuiko Corp.	8,200	56,323
TOTAL JAPAN			812,927,202
NETHERLANDS — (3.8%)
	Aalberts NV	91,043	5,565,470
Ω	ABN AMRO Bank NV	161,364	2,589,741
*	Accell Group NV	24,245	1,577,883
	Aegon NV	1,281,817	7,231,362
#	Aegon NV	34,041	193,011
*	AFC Ajax NV	70	1,133
	Akzo Nobel NV	13,856	1,434,248
*Ω	Alfen Beheer BV	2,764	206,116
	AMG Advanced Metallurgical Group NV	19,117	657,918
*	Amsterdam Commodities NV	16,646	477,250
	APERAM SA	41,854	2,358,454
	Arcadis NV	89,439	3,915,198
	ArcelorMittal SA	145,914	4,327,827
	ASM International NV	8,832	3,034,502
	ASML Holding NV	695	470,720
	ASML Holding NV	9,650	6,534,757
	ASR Nederland NV	149,446	6,948,582
Ω	B&S Group Sarl	27,789	224,581
*Ω	Basic-Fit NV	17,636	841,366
	BE Semiconductor Industries NV	53,396	4,477,167
	Boskalis Westminster	84,447	2,390,686
	Brunel International NV	24,707	303,597
	Coca-Cola Europacific Partners PLC	34,960	2,009,468
	Corbion NV	48,933	2,043,122
Ω	Flow Traders	44,869	1,740,255
	ForFarmers NV	35,387	160,970
*	Fugro NV	47,361	378,719
	Heijmans NV	33,598	541,278
#	Heineken NV	16,440	1,763,135
*	Hunter Douglas NV	3,204	622,456
	IMCD NV	22,558	3,880,424
	ING Groep NV, Sponsored ADR	33,099	489,865
	ING Groep NV	341,104	5,044,622
*Ω	Intertrust NV	82,149	1,785,793
	JDE Peet's NV	8,821	264,137
	Kendrion NV	15,329	354,232
	Koninklijke Ahold Delhaize NV, Sponsored ADR	6,805	221,563
	Koninklijke Ahold Delhaize NV	319,732	10,367,182
*	Koninklijke BAM Groep NV	262,891	877,782
	Koninklijke DSM NV	10,591	1,985,393
	Koninklijke KPN NV	1,340,874	4,422,881
	Koninklijke Philips NV	14,190	472,006
	Koninklijke Philips NV	48,064	1,599,566

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Vopak NV	61,770	$2,119,383
	Nedap NV	3,579	249,419
#	NN Group NV	101,484	5,679,260
*	OCI NV	23,487	642,790
	Ordina NV	115,800	580,302
#	PostNL NV	261,393	1,119,733
	Prosus NV	23,019	1,915,086
	Randstad NV	97,050	6,313,458
	SBM Offshore NV	162,450	2,570,983
	Shell PLC	74,667	1,918,099
Ω	Signify NV	132,982	7,043,912
*	Sligro Food Group NV	24,420	622,967
#	SNS NV	28,066	0
	Stellantis NV	274,962	5,309,574
	TKH Group NV	38,856	2,242,147
#*	TomTom NV	82,767	790,959
	Universal Music Group NV	11,832	292,122
	Van Lanschot Kempen NV	21,113	531,860
	Wolters Kluwer NV	51,502	5,241,801
TOTAL NETHERLANDS			141,970,273
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	62,288	229,687
*	Air New Zealand Ltd.	498,312	472,681
	Arvida Group Ltd.	348,770	390,306
*	Auckland International Airport Ltd.	125,345	595,002
	Chorus Ltd.	315,032	1,442,587
	Chorus Ltd., ADR	462	10,247
#	Comvita Ltd.	15,006	33,305
	EBOS Group Ltd.	22,386	575,492
	Fletcher Building Ltd.	336,090	1,429,312
	Fonterra Co-operative Group Ltd.	18,144	41,934
	Freightways Ltd.	115,104	916,549
	Genesis Energy Ltd.	63,571	111,863
#*	Gentrack Group Ltd.	19,890	23,649
	Hallenstein Glasson Holdings Ltd.	23,447	96,365
	Heartland Group Holdings Ltd.	550,057	856,520
	Infratil Ltd.	94,017	469,203
#	Investore Property Ltd.	51,879	62,281
	Kathmandu Holdings Ltd.	593,916	549,376
	Mainfreight Ltd.	12,636	697,280
#	Napier Port Holdings Ltd.	31,850	63,087
*	New Zealand Refining Co. Ltd.	154,623	96,874
	NZME Ltd.	54,625	45,741
#	NZX Ltd.	168,915	196,053
	Oceania Healthcare Ltd.	532,787	415,402
*	Pacific Edge Ltd.	94,055	67,197
	PGG Wrightson Ltd.	5,415	19,186
	Port of Tauranga Ltd.	29,795	126,605
*	Pushpay Holdings Ltd.	167,409	120,118
*	Rakon Ltd.	52,893	64,648
*	Restaurant Brands New Zealand Ltd.	16,705	159,473
	Ryman Healthcare Ltd.	15,116	98,841
#*	Sanford Ltd.	53,079	160,728
	Scales Corp. Ltd.	97,896	310,346
*	Serko Ltd.	6,303	21,984
	Skellerup Holdings Ltd.	118,664	461,088
*	SKY Network Television Ltd.	130,856	208,066
	SKYCITY Entertainment Group Ltd.	547,295	983,468

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Spark New Zealand Ltd.	131,525	$375,916
	Steel & Tube Holdings Ltd.	101,052	102,438
	Summerset Group Holdings Ltd.	100,278	808,268
*	Synlait Milk Ltd.	24,199	50,338
*	Tourism Holdings Ltd.	98,466	176,899
	TOWER Ltd.	144,862	64,819
	Trustpower Ltd.	8,621	39,989
	Turners Automotive Group Ltd.	20,348	56,674
	Vector Ltd.	33,846	86,631
*	Vista Group International Ltd.	119,972	165,110
	Warehouse Group Ltd.	68,182	134,505
	Z Energy Ltd.	355,741	832,056
TOTAL NEW ZEALAND			15,516,187
NORWAY — (0.9%)
#	2020 Bulkers Ltd.	3,286	40,112
	ABG Sundal Collier Holding ASA	325,871	315,692
*	Adevinta ASA	8,638	90,624
	AF Gruppen ASA	7,627	163,808
*	Akastor ASA	111,833	73,858
	Aker ASA, Class A	1,420	121,472
	Aker BP ASA	9,134	316,486
*	Aker Solutions ASA	194,409	508,521
	American Shipping Co. ASA	50,675	187,699
*	Archer Ltd.	112,942	54,225
*	ArcticZymes Technologies ASA	3,893	38,706
	Atea ASA	41,500	702,831
	Austevoll Seafood ASA	37,855	501,351
#*	Axactor SE	123,055	81,551
	B2Holding ASA	181,255	196,285
	Bakkafrost P/F	1,307	90,103
	Belships ASA	52,457	79,466
	Bonheur ASA	19,973	699,261
#*,*	Borr Drilling Ltd.	1,191	2,485
	Borregaard ASA	33,718	793,054
	Bouvet ASA	13,478	103,816
#*	BW Energy Ltd.	39,207	101,674
Ω	BW LPG Ltd.	97,983	528,558
	BW Offshore Ltd.	105,723	323,406
*	Carasent ASA	3,306	12,677
*Ω	Crayon Group Holding ASA	6,957	134,477
	DNB Bank ASA	108,244	2,576,228
	DNO ASA	530,277	778,593
Ω	Elkem ASA	90,972	331,813
*	Ensurge Micropower ASA	451,052	29,018
	Equinor ASA	102,610	2,828,734
Ω	Europris ASA	167,944	1,254,398
Ω	Fjordkraft Holding ASA	11,132	47,466
	FLEX LNG Ltd.	39,625	782,905
#*	Frontline Ltd.	56,139	369,558
*	Gaming Innovation Group, Inc.	13,921	30,486
	Gjensidige Forsikring ASA	4,148	101,321
*	Golar LNG Ltd.	3,400	48,790
	Golden Ocean Group Ltd.	91,118	830,162
#*	Grieg Seafood ASA	29,186	301,746
*	Hafnia Ltd.	49,473	90,593
*	Hexagon Composites ASA	50,369	155,303
*	IDEX Biometrics ASA	68,923	18,474
Ω	Kid ASA	13,127	149,093

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	53,901	$137,886
#	Komplett Bank ASA	101,556	76,170
#*	Kongsberg Automotive ASA	64,131	20,194
	Kongsberg Gruppen ASA	17,712	536,781
	Leroy Seafood Group ASA	14,296	119,165
	Medistim ASA	2,120	72,836
	Mowi ASA	9,964	244,565
*	MPC Container Ships AS	118,906	403,713
Ω	Multiconsult ASA	2,733	43,835
*	Nekkar ASA	25,072	27,981
#*	Nordic Nanovector ASA	11,016	16,921
*	Nordic Semiconductor ASA	15,788	467,797
	Norsk Hydro ASA	193,878	1,490,012
*Ω	Norske Skog ASA	24,205	129,126
	Norway Royal Salmon ASA	5,466	118,837
*	Norwegian Energy Co. ASA	6,879	124,993
*	NRC Group ASA	5,207	13,534
*	Odfjell Drilling Ltd.	113,637	267,707
*	Odfjell SE, Class A	11,269	44,427
Ω	Okeanis Eco Tankers Corp.	4,925	41,305
	Olav Thon Eiendomsselskap ASA	498	10,836
	Orkla ASA	38,360	366,583
*	Otello Corp. ASA	7,924	23,832
	Pareto Bank ASA	13,440	95,766
*	PGS ASA	399,196	73,798
#*	PhotoCure ASA	5,259	55,956
	Protector Forsikring ASA	32,893	438,138
*	Q-Free ASA	37,365	30,238
*	REC Silicon ASA	42,533	74,685
	Salmar ASA	2,995	204,209
*	SATS ASA	20,346	45,180
Ω	Sbanken ASA	84,781	896,704
	Schibsted ASA, Class A	5,721	169,482
	Schibsted ASA, Class B	7,616	199,585
	Selvaag Bolig ASA	38,194	224,795
*Ω	Shelf Drilling Ltd.	49,021	40,559
	Sparebank 1 Oestlandet	3,058	50,777
	SpareBank 1 Sorost-Norge	10,873	79,041
	SpareBank 1 SR-Bank ASA	59,445	888,252
	Sparebanken More	533	28,979
	Stolt-Nielsen Ltd.	26,310	476,412
	Storebrand ASA	159,246	1,697,781
	Subsea 7 SA	139,295	1,047,258
	Telenor ASA	10,793	178,371
	TGS ASA	94,847	1,021,255
	Tomra Systems ASA	7,734	386,662
	Treasure ASA	54,160	98,928
*	Ultimovacs ASA	3,162	36,322
	Veidekke ASA	44,267	661,665
*	Wallenius Wilhelmsen ASA	42,394	229,698
	Wilh Wilhelmsen Holding ASA, Class A	10,229	248,736
Ω	XXL ASA	54,810	85,621
	Yara International ASA	16,763	860,744
TOTAL NORWAY			32,411,512
PORTUGAL — (0.3%)
	Altri SGPS SA	44,986	287,724
*	Banco Comercial Portugues SA, Class R	7,742,386	1,315,696
	Banco Espirito Santo SA	712,067	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Corticeira Amorim SGPS SA	8,782	$100,997
	CTT-Correios de Portugal SA	93,324	455,908
	EDP Renovaveis SA	40,852	858,769
	Galp Energia SGPS SA	307,772	3,393,580
*	Greenvolt-Energias Renovaveis SA	1,299	8,797
*	Ibersol SGPS SA	5,901	32,972
	Jeronimo Martins SGPS SA	16,289	391,442
*	Mota-Engil SGPS SA	64,984	92,216
	Navigator Co. SA	253,850	957,657
	NOS SGPS SA	223,270	879,912
*	Novabase SGPS SA	3,851	20,755
	REN - Redes Energeticas Nacionais SGPS SA	92,454	263,606
	Sonae SGPS SA	907,317	1,042,508
TOTAL PORTUGAL			10,102,539
SINGAPORE — (0.8%)
	AEM Holdings Ltd.	101,600	341,575
*	Amara Holdings Ltd.	90,000	23,765
	Ascendas India Trust	234,200	226,024
	Avarga Ltd.	188,200	37,590
*	Banyan Tree Holdings Ltd.	176,900	41,276
	Bonvests Holdings Ltd.	30,000	20,577
	Boustead Projects Ltd.	26,174	19,052
	Boustead Singapore Ltd.	181,732	130,559
	Bukit Sembawang Estates Ltd.	128,900	477,602
	Bund Center Investment Ltd.	22,000	8,347
*	Capitaland Investment Ltd.	59,501	152,672
*	Centurion Corp. Ltd.	103,500	24,945
	China Aviation Oil Singapore Corp. Ltd.	289,100	200,460
	China Sunsine Chemical Holdings Ltd.	461,700	159,302
	Chip Eng Seng Corp. Ltd.	367,100	117,311
	City Developments Ltd.	137,600	722,810
#	Civmec Ltd.	140,800	65,220
	ComfortDelGro Corp. Ltd.	385,100	388,847
*	COSCO Shipping International Singapore Co. Ltd.	778,800	144,845
	CSE Global Ltd.	222,200	78,254
	Dairy Farm International Holdings Ltd.	37,000	98,986
	DBS Group Holdings Ltd.	42,898	1,126,796
	Del Monte Pacific Ltd.	590,559	166,932
	Delfi Ltd.	106,800	57,921
*††	Ezion Holdings Ltd.	70,344	422
#*††	Ezra Holdings Ltd.	730,927	1,115
	Far East Orchard Ltd.	133,284	108,690
	First Resources Ltd.	418,600	513,465
	Food Empire Holdings Ltd.	115,500	57,029
	Frasers Property Ltd.	193,800	159,580
#	Frencken Group Ltd.	276,400	338,524
	Fu Yu Corp. Ltd.	518,400	103,797
*	Gallant Venture Ltd.	254,500	24,310
	Genting Singapore Ltd.	190,200	103,933
	Geo Energy Resources Ltd.	373,800	101,550
	Golden Agri-Resources Ltd.	5,570,100	1,017,787
*	Golden Energy & Resources Ltd.	121,600	27,092
	Great Eastern Holdings Ltd.	7,800	122,021
	GuocoLand Ltd.	173,633	191,930
*	Halcyon Agri Corp. Ltd.	145,408	24,794
	Hanwell Holdings Ltd.	226,500	67,186
	Haw Par Corp. Ltd.	76,700	660,925
	Hiap Hoe Ltd.	39,000	18,399

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Ho Bee Land Ltd.	180,200	$374,232
	Hong Fok Corp. Ltd.	353,680	191,656
#	Hong Leong Asia Ltd.	280,900	169,441
#	Hong Leong Finance Ltd.	101,500	182,810
	Hongkong Land Holdings Ltd.	163,600	886,043
	Hotel Grand Central Ltd.	68,447	52,349
	Hour Glass Ltd.	179,100	251,574
	Hutchison Port Holdings Trust	4,457,300	1,052,845
	Hwa Hong Corp. Ltd.	21,000	5,108
*††	Hyflux Ltd.	455,600	14,095
	iFAST Corp. Ltd.	47,400	220,106
*	Indofood Agri Resources Ltd.	512,100	119,497
	InnoTek Ltd.	93,900	47,949
#	Japfa Ltd.	601,540	274,914
	Jardine Cycle & Carriage Ltd.	47,544	714,746
	K1 Ventures Ltd.	113,100	0
	Keppel Corp. Ltd.	224,100	944,853
	Keppel Infrastructure Trust	552,199	229,113
	KSH Holdings Ltd.	112,625	28,391
	Low Keng Huat Singapore Ltd.	98,100	31,408
*	Mandarin Oriental International Ltd.	79,000	171,611
	Metro Holdings Ltd.	401,100	223,713
	Micro-Mechanics Holdings Ltd.	5,500	13,513
#*††	Midas Holdings Ltd.	1,120,000	29,846
*	mm2 Asia Ltd.	250,000	9,685
	Nanofilm Technologies International Ltd.	19,500	41,169
	NetLink NBN Trust	266,500	191,669
	NSL Ltd.	11,500	7,201
*	Oceanus Group Ltd.	2,520,200	52,684
	Olam International Ltd.	174,435	217,958
	OUE Ltd.	245,700	240,606
	Oversea-Chinese Banking Corp. Ltd.	151,546	1,410,630
	Oxley Holdings Ltd.	735,946	98,669
	Pacific Century Regional Developments Ltd.	79,400	23,843
	Pan-United Corp. Ltd.	58,750	14,929
	Propnex Ltd.	9,000	10,770
	Q&M Dental Group Singapore Ltd.	134,040	56,600
	QAF Ltd.	135,353	88,760
*	Raffles Education Corp. Ltd.	281,846	14,221
	Raffles Medical Group Ltd.	197,898	187,901
	Riverstone Holdings Ltd.	196,800	102,804
*	SATS Ltd.	20,880	60,727
	Sembcorp Industries Ltd.	690,000	1,171,820
*	Sembcorp Marine Ltd.	2,138,400	130,444
	Sheng Siong Group Ltd.	408,200	451,094
*	SHS Holdings Ltd.	141,000	16,197
*	SIA Engineering Co. Ltd.	46,300	73,712
	SIIC Environment Holdings Ltd.	1,140,660	203,049
	Sinarmas Land Ltd.	694,700	131,125
	Sing Holdings Ltd.	86,800	24,115
	Sing Investments & Finance Ltd.	13,500	15,112
*	Singapore Airlines Ltd.	195,050	727,557
	Singapore Exchange Ltd.	61,300	424,304
	Singapore Land Group Ltd.	91,984	177,493
	Singapore Post Ltd.	835,400	394,211
	Singapore Press Holdings Ltd.	768,900	1,326,317
	Singapore Technologies Engineering Ltd.	82,600	229,583
	Singapore Telecommunications Ltd.	89,900	163,310
#	Sinostar PEC Holdings Ltd.	133,500	28,795

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Stamford Land Corp. Ltd.	275,700	$73,783
	StarHub Ltd.	241,400	230,825
	Straits Trading Co. Ltd.	86,500	200,967
#*††	Swiber Holdings Ltd.	189,500	2,862
	Thomson Medical Group Ltd.	677,500	41,831
	Tiong Woon Corp. Holding Ltd.	68,000	23,717
	Tuan Sing Holdings Ltd.	460,291	151,730
	UMS Holdings Ltd.	278,327	249,894
	United Overseas Bank Ltd.	65,282	1,458,965
	UOB-Kay Hian Holdings Ltd.	234,635	281,273
	UOL Group Ltd.	149,487	810,664
	Valuetronics Holdings Ltd.	310,500	121,005
	Venture Corp. Ltd.	56,300	737,628
	Wee Hur Holdings Ltd.	112,000	16,218
	Wilmar International Ltd.	213,700	679,819
#	Wing Tai Holdings Ltd.	479,068	626,456
	Yangzijiang Shipbuilding Holdings Ltd.	982,200	942,373
	Yeo Hiap Seng Ltd.	10,387	6,774
TOTAL SINGAPORE			29,879,878
SPAIN — (2.0%)
	Acciona SA	14,082	2,452,873
	Acerinox SA	119,948	1,528,524
#	ACS Actividades de Construccion y Servicios SA	38,721	977,573
Ω	Aedas Homes SA	9,287	252,893
*Ω	Aena SME SA	1,546	249,807
	Alantra Partners SA	1,451	24,924
	Almirall SA	31,415	404,356
*	Amadeus IT Group SA	9,154	629,431
*	Amper SA	490,630	106,962
	Applus Services SA	82,628	728,114
	Atresmedia Corp. de Medios de Comunicacion SA	72,781	283,031
	Banco Bilbao Vizcaya Argentaria SA	577,300	3,685,846
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	2,567,988
*	Banco de Sabadell SA	4,141,513	3,221,076
	Banco Santander SA	1,654,793	5,802,700
	Banco Santander SA, Sponsored ADR	76,315	268,628
	Bankinter SA	382,403	2,242,491
	CaixaBank SA	1,542,516	4,962,860
#*	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	426,793
	Cia de Distribucion Integral Logista Holdings SA	34,685	701,747
	CIE Automotive SA	37,064	1,076,602
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	693,884
#*	Deoleo SA	100,407	34,394
*	Distribuidora Internacional de Alimentacion SA	4,647,921	81,741
	Ebro Foods SA	50,037	927,233
*	eDreams ODIGEO SA	37,385	328,463
	Elecnor SA	21,392	240,167
	Enagas SA	192,491	4,162,051
*	Ence Energia y Celulosa SA	107,249	287,738
	Endesa SA	30,179	675,665
*	Ercros SA	80,582	265,392
	Faes Farma SA	296,337	1,142,308
	Ferrovial SA	18,602	516,923
	Fluidra SA	13,543	431,238
	Fomento de Construcciones y Contratas SA	43,560	524,834
Ω	Gestamp Automocion SA	116,416	524,469
Ω	Global Dominion Access SA	67,965	335,718

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Grifols SA	50,315	$887,271
	Grupo Catalana Occidente SA	24,328	820,484
	Grupo Empresarial San Jose SA	8,089	43,358
*	Grupo Ezentis SA	71,326	14,659
	Iberdrola SA	354,335	4,062,471
	Iberdrola SA	5,906	67,408
	Iberpapel Gestion SA	3,316	65,801
*	Indra Sistemas SA	105,913	1,079,166
	Industria de Diseno Textil SA	27,443	832,330
	Laboratorio Reig Jofre SA	5,567	18,410
	Laboratorios Farmaceuticos Rovi SA	6,523	478,943
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	631,019
	Mapfre SA	592,152	1,286,030
*	Mediaset Espana Comunicacion SA	163,513	765,647
*	Melia Hotels International SA	58,094	440,248
Ω	Metrovacesa SA	17,684	130,862
	Miquel y Costas & Miquel SA	22,403	315,479
Ω	Neinor Homes SA	23,518	286,303
*	Obrascon Huarte Lain SA	211,775	206,814
	Pharma Mar SA	5,074	319,334
*	Promotora de Informaciones SA, Class A	93,235	65,158
Ω	Prosegur Cash SA	88,443	64,879
	Prosegur Cia de Seguridad SA	181,048	451,036
*	Realia Business SA	69,253	62,328
	Red Electrica Corp. SA	38,398	774,035
	Repsol SA, Sponsored ADR	2,816	35,904
	Repsol SA	530,401	6,740,125
	Sacyr SA	315,513	788,727
*	Solaria Energia y Medio Ambiente SA	27,805	485,884
*Ω	Talgo SA	35,381	188,321
#*	Tecnicas Reunidas SA	19,508	174,918
#	Telefonica SA, Sponsored ADR	113,644	525,037
	Telefonica SA	452,277	2,108,322
#*	Tubacex SA	100,107	175,307
Ω	Unicaja Banco SA	1,043,647	1,069,823
	Vidrala SA	10,212	867,551
	Viscofan SA	28,060	1,701,501
*	Vocento SA	22,927	23,921
	Zardoya Otis SA	87,935	697,314
TOTAL SPAIN			73,519,565
SWEDEN — (3.2%)
	AAK AB	12,309	230,564
Ω	AcadeMedia AB	99,418	577,161
	AddLife AB, Class B	18,116	521,214
	AddNode Group AB	9,944	385,119
	AddTech AB, Class B	62,981	1,165,076
	AFRY AB	39,459	884,998
	Alfa Laval AB	16,242	548,674
Ω	Alimak Group AB	31,764	363,490
	Alligo AB, Class B	21,198	446,327
Ω	Ambea AB	38,676	215,641
*	Annehem Fastigheter AB, Class B	23,093	86,986
*	AQ Group AB	3,725	121,045
*	Arise AB	22,692	116,317
	Arjo AB, Class B	107,752	1,076,866
	Assa Abloy AB, Class B	26,509	725,872
*Ω	Attendo AB	99,827	351,834
	Avanza Bank Holding AB	23,550	745,087

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Axfood AB	15,489	$394,558
*	Balco Group AB	2,155	29,366
	Beijer Alma AB	23,618	600,179
*	Beijer Electronics Group AB	17,085	114,112
#	Beijer Ref AB, Class B	40,747	711,198
	Bergman & Beving AB	20,380	291,299
	Bergs Timber AB, Class B	2,388	1,271
	Betsson AB, Class B	134,138	750,534
#*	Better Collective AS	7,634	160,638
	Bilia AB, Class A	81,311	1,220,318
	BillerudKorsnas AB	170,727	2,714,556
	BioGaia AB, Class B	9,899	538,193
	Biotage AB	27,583	563,211
	Bjorn Borg AB	10,799	52,406
	Boliden AB	121,873	4,934,946
	Bonava AB, Class B	65,816	569,597
#*Ω	Boozt AB	9,987	187,712
	Boule Diagnostics AB	2,755	14,822
Ω	Bravida Holding AB	109,539	1,310,685
	Bufab AB	32,505	1,225,863
#	Bulten AB	14,852	151,630
	Bure Equity AB	62,993	2,173,526
	Byggmax Group AB	90,699	714,187
#*	Calliditas Therapeutics AB, Class B	3,814	40,363
*	Careium AB	18,675	55,075
	Catella AB	25,076	111,083
	Catena AB	5,215	296,023
#*	Catena Media PLC	41,471	242,966
*	Cavotec SA	14,187	27,471
	Cellavision AB	4,277	139,586
	Clas Ohlson AB, Class B	43,055	521,804
	Cloetta AB, Class B	250,153	662,040
*	Collector AB	42,705	167,475
	Concentric AB	24,609	696,428
Ω	Coor Service Management Holding AB	45,768	388,734
	Corem Property Group AB, Class B	61,043	175,212
	Dios Fastigheter AB	9,684	107,804
Ω	Dometic Group AB	144,489	1,600,551
*	Doro AB	21,832	66,317
*	Duni AB	32,819	370,962
Ω	Dustin Group AB	78,892	810,116
	Eastnine AB	14,309	207,296
	Elanders AB, Class B	11,978	210,724
	Electrolux AB, Class B	34,960	727,419
*	Electrolux Professional AB, Class B	53,108	370,869
	Elekta AB, Class B	31,794	325,386
#*Ω	Eltel AB	39,179	61,434
*	Enea AB	12,041	315,523
	Eolus Vind AB, Class B	4,255	51,504
	Epiroc AB, Class A	3,499	74,666
	Essity AB, Class A	1,404	39,263
	Essity AB, Class B	26,375	743,521
Ω	Evolution AB	1,970	245,102
	Fagerhult AB	32,127	200,292
	FastPartner AB, Class A	7,206	83,797
	FastPartner AB, Class D	225	1,942
	Fenix Outdoor International AG	1,136	144,320
	Ferronordic AB	5,588	160,621
#*	Fingerprint Cards AB, Class B	137,190	274,582

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	G5 Entertainment AB	2,574	$85,952
	GARO AB	7,190	134,285
	Getinge AB, Class B	28,478	1,113,364
	GHP Specialty Care AB	21,244	55,193
	Granges AB	108,665	1,347,682
*Ω	Green Landscaping Group AB	1,084	9,550
#	H & M Hennes & Mauritz AB, Class B	25,878	515,253
*	Haldex AB	44,109	241,470
	Hanza Holding AB	3,198	17,105
	Heba Fastighets AB, Class B	2,700	43,440
	Hexagon AB, Class B	28,255	381,105
#	Hexatronic Group AB	12,559	509,248
	Hexpol AB	97,845	1,167,459
	HMS Networks AB	3,727	194,920
*Ω	Hoist Finance AB	69,967	214,907
	Holmen AB, Class B	15,293	742,776
	Hufvudstaden AB, Class A	6,147	87,791
*	Humana AB	34,312	236,773
	Husqvarna AB, Class A	5,896	82,366
	Husqvarna AB, Class B	70,333	977,908
	Industrivarden AB, Class A	2,483	78,492
	Indutrade AB	40,186	999,739
	Instalco AB	54,460	395,886
*	International Petroleum Corp.	142,095	928,906
	Intrum AB	39,889	1,200,880
	INVISIO AB	5,605	72,068
	Inwido AB	92,865	1,625,064
*	ITAB Shop Concept AB	3,909	5,618
	JM AB	43,406	1,644,058
	Karnov Group AB	37,544	234,629
*	Karo Pharma AB	8,596	55,167
*	K-fast Holding AB	11,965	89,784
	Kindred Group PLC	109,207	1,268,706
	KNOW IT AB	20,767	758,532
	Lagercrantz Group AB, Class B	114,777	1,299,110
Ω	LeoVegas AB	73,877	269,589
	Lifco AB, Class B	26,604	623,604
	Lime Technologies AB	2,574	81,185
	Lindab International AB	78,498	2,278,898
	Loomis AB	64,967	1,668,181
	Lundin Energy AB	7,830	318,430
*	Medcap AB	1,778	30,944
	Medicover AB, Class B	5,531	163,911
*	Mekonomen AB	47,993	708,417
	Micro Systemation AB, Class B	4,131	21,252
#	Midsona AB, Class B	5,387	23,462
#*	Millicom International Cellular SA	95,110	2,538,851
	MIPS AB	9,600	954,467
*	Modern Times Group MTG AB, Class B	85,462	1,143,838
Ω	Munters Group AB	40,666	287,216
	Mycronic AB	35,726	730,972
	NCAB Group AB	11,340	87,451
	NCC AB, Class B	52,197	862,909
	Nederman Holding AB	3,769	75,471
*	Nelly Group AB	7,354	22,834
*	Net Insight AB, Class B	243,578	140,854
	New Wave Group AB, Class B	47,435	721,838
	Nibe Industrier AB, Class B	9,620	91,434
	Nilorngruppen AB, Class B	1,376	11,940

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nobia AB	127,874	$698,733
	Nolato AB, Class B	90,512	927,504
*	Nordic Entertainment Group AB, Class B	18,560	718,579
	Nordic Waterproofing Holding AB	10,492	218,591
*	Note AB	8,484	177,684
	NP3 Fastigheter AB	4,103	127,694
	Nyfosa AB	52,318	814,425
	OEM International AB, Class B	16,930	306,788
*	Orexo AB	6,724	18,041
*	Ovzon AB	5,375	38,165
*	Pandox AB	59,206	860,751
	Peab AB, Class B	115,465	1,297,833
	Platzer Fastigheter Holding AB, Class B	16,219	214,549
	Prevas AB, Class B	3,501	34,561
	Pricer AB, Class B	107,548	281,347
	Proact IT Group AB	21,402	173,881
#*	Qliro AB	7,354	16,133
	Ratos AB, Class B	233,127	1,223,738
*	RaySearch Laboratories AB	22,896	113,528
#	Rejlers AB	1,000	14,945
Ω	Resurs Holding AB	132,449	543,614
	Rottneros AB	66,194	78,203
	Saab AB, Class B	44,120	1,046,262
	Sagax AB, Class B	6,790	198,201
#	Samhallsbyggnadsbolaget i Norden AB	189,129	1,140,662
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	44,617
	Sandvik AB	32,924	867,038
	Scandi Standard AB	48,812	202,982
#*Ω	Scandic Hotels Group AB	62,675	264,431
*	Sdiptech AB, Class B	3,587	149,462
	Sectra AB, Class B	38,930	641,247
	Securitas AB, Class B	77,487	935,907
	Semcon AB	12,800	158,188
*	Sensys Gatso Group AB	659,140	62,142
*Ω	Sinch AB	5,601	57,583
	Sintercast AB	1,949	30,071
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,117,248
	Skanska AB, Class B	81,449	1,994,105
	SKF AB, Class A	7,387	167,185
	SKF AB, Class B	140,390	3,077,647
	SkiStar AB	15,425	237,512
*	Solid Forsakring AB	13,245	75,778
*	SSAB AB,Class A	127,083	752,067
*	SSAB AB,Class B	260,031	1,357,264
	Svedbergs i Dalstorp AB, Class B	6,597	51,228
	Svenska Cellulosa AB SCA, Class A	4,829	83,982
	Svenska Cellulosa AB SCA, Class B	108,105	1,882,501
	Svenska Handelsbanken AB, Class A	156,981	1,673,034
#	Svenska Handelsbanken AB, Class B	4,398	53,294
	Sweco AB, Class B	37,952	533,522
#	Swedbank AB, Class A	91,154	1,784,632
	Swedish Match AB	100,420	776,978
*	Swedish Orphan Biovitrum AB	46,310	910,382
	Systemair AB	38,880	371,018
	Tele2 AB, Class B	139,430	2,028,716
	Telefonaktiebolaget LM Ericsson, Class A	5,440	67,494
	Telefonaktiebolaget LM Ericsson, Class B	141,294	1,764,210
#	Telia Co. AB	394,758	1,555,897
	Tethys Oil AB	25,559	187,109

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	TF Bank AB	3,047	$69,599
Ω	Thule Group AB	28,041	1,353,439
*	Transtema Group AB	10,172	42,019
	Trelleborg AB, Class B	93,602	2,356,794
	Troax Group AB	16,507	578,281
	VBG Group AB, Class B	5,255	98,262
	Vitec Software Group AB, Class B	5,167	232,456
	Vitrolife AB	7,276	299,207
	Volati AB	8,133	161,578
	Volvo AB, Class A	26,969	616,888
	Volvo AB, Class B	185,887	4,194,804
	Wallenstam AB, Class B	5,314	83,635
	Wihlborgs Fastigheter AB	7,467	154,379
	XANO Industri AB, Class B	3,430	107,199
TOTAL SWEDEN			119,927,906
SWITZERLAND — (7.4%)
	ABB Ltd.	85,737	2,972,654
	Adecco Group AG	75,159	3,580,065
#	Alcon, Inc.	88,589	6,812,783
	Allreal Holding AG	16,566	3,594,507
	ALSO Holding AG	7,288	2,050,993
*	ams-OSRAM AG	206,786	3,476,766
*	APG SGA SA	1,040	213,132
	Arbonia AG	42,331	1,023,499
*	Aryzta AG	983,489	1,129,025
*	Ascom Holding AG	22,571	295,579
*	Autoneum Holding AG	3,722	676,117
	Bachem Holding AG, Class B	1,376	820,800
	Baloise Holding AG	27,155	4,756,916
	Banque Cantonale de Geneve	1,622	288,235
	Banque Cantonale Vaudoise	22,358	1,848,639
	Barry Callebaut AG	994	2,281,854
	Belimo Holding AG	3,269	1,805,208
	Bell Food Group AG	2,481	753,134
	Bellevue Group AG	10,612	485,082
	Berner Kantonalbank AG	5,066	1,184,881
	BKW AG	3,604	429,943
*	Bobst Group SA	9,691	822,981
	Bossard Holding AG, Class A	6,265	1,964,228
	Bucher Industries AG	7,145	3,289,809
	Burckhardt Compression Holding AG	955	451,688
	Burkhalter Holding AG	2,548	176,592
	Bystronic AG	1,460	1,918,877
	Calida Holding AG	4,273	228,077
	Carlo Gavazzi Holding AG	371	113,264
	Cembra Money Bank AG	27,958	1,922,924
#	Chocoladefabriken Lindt & Spruengli AG	7	806,652
#	Cicor Technologies Ltd.	1,805	106,662
	Cie Financiere Richemont SA, Class A	37,519	5,452,779
	Cie Financiere Tradition SA	1,331	154,240
	Clariant AG	214,149	4,538,906
	Coltene Holding AG	4,044	481,870
	Comet Holding AG	875	279,139
#*	COSMO Pharmaceuticals NV	2,669	165,470
	Credit Suisse Group AG	164,338	1,562,100
#	Credit Suisse Group AG, Sponsored ADR	205,612	1,959,478
	Daetwyler Holding AG	2,062	809,655
	DKSH Holding AG	39,733	3,185,726

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	1,607	$920,164
*	Dufry AG	35,370	1,832,945
	EFG International AG	164,502	1,259,975
	Emmi AG	2,346	2,633,008
	EMS-Chemie Holding AG	307	310,525
	Energiedienst Holding AG	3,045	153,705
#*	Evolva Holding SA	335,938	49,380
*	Feintool International Holding AG	1,967	114,149
*	Flughafen Zurich AG	15,923	2,946,017
	Forbo Holding AG	826	1,594,651
Ω	Galenica AG	43,486	3,071,152
*	GAM Holding AG	141,610	201,435
	Geberit AG	3,368	2,288,321
	Georg Fischer AG	4,182	6,115,411
	Givaudan SA	466	1,930,603
	Gurit Holding AG	392	609,749
	Helvetia Holding AG	27,715	3,484,789
	Hiag Immobilien Holding AG	1,074	109,704
*	HOCHDORF Holding AG	837	36,872
	Holcim Ltd.	114,677	6,209,140
	Huber & Suhner AG	16,084	1,464,322
*	Implenia AG	16,861	411,333
*	Ina Invest Holding AG	3,371	68,357
	Inficon Holding AG	1,156	1,412,010
	Interroll Holding AG	515	2,179,794
	Intershop Holding AG	491	324,286
	Investis Holding SA	1,024	119,462
	Julius Baer Group Ltd.	127,245	8,315,420
*	Jungfraubahn Holding AG	3,075	471,506
	Kardex Holding AG	5,933	1,646,847
*	Komax Holding AG	3,885	1,198,323
#	Kudelski SA	29,355	101,564
	Kuehne + Nagel International AG	4,892	1,381,437
#	Landis+Gyr Group AG	23,146	1,526,650
	LEM Holding SA	284	710,601
	Liechtensteinische Landesbank AG	15,182	915,437
	Logitech International SA	22,187	1,864,363
	Lonza Group AG	1,330	916,958
	Luzerner Kantonalbank AG	3,223	1,459,871
*Ω	Medacta Group SA	849	108,794
*Ω	Medartis Holding AG	815	112,006
*Ω	Medmix AG	16,925	732,330
*	Meier Tobler Group AG	5,366	102,055
	Metall Zug AG, Class B	190	391,653
#*	Meyer Burger Technology AG	395,364	153,013
*	Mikron Holding AG	4,766	37,357
	Mobilezone Holding AG	27,329	427,079
	Mobimo Holding AG	8,667	2,836,152
	Nestle SA	126,847	16,380,804
	Novartis AG, Sponsored ADR	70,669	6,141,843
	Novartis AG	26,754	2,324,641
	OC Oerlikon Corp. AG	150,757	1,463,774
*	Orascom Development Holding AG	10,410	116,698
	Orell Fuessli AG	184	17,960
	Orior AG	6,068	568,405
	Partners Group Holding AG	1,784	2,487,249
	Peach Property Group AG	554	34,312
	Phoenix Mecano AG	622	267,500
	Plazza AG, Class A	723	263,053

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	7,620	$923,955
*	Rieter Holding AG	3,078	622,200
	Roche Holding AG	514	211,663
	Roche Holding AG	11,246	4,352,192
	Romande Energie Holding SA	89	125,216
	Schaffner Holding AG	381	135,936
	Schindler Holding AG	2,586	648,757
	Schweiter Technologies AG	1,082	1,435,897
*Ω	Sensirion Holding AG	6,859	840,964
	SFS Group AG	17,673	2,578,454
	SGS SA	364	1,037,972
	Siegfried Holding AG	3,536	2,862,826
	SIG Combibloc Group AG	198,730	4,617,271
	Sika AG	8,995	3,147,117
	Softwareone Holding AG	38,379	754,055
	Sonova Holding AG	3,904	1,390,761
	St Galler Kantonalbank AG	2,827	1,366,095
	Straumann Holding AG	519	860,026
	Sulzer AG	16,925	1,619,984
	Swatch Group AG	11,987	3,496,873
	Swatch Group AG	23,497	1,319,005
	Swiss Life Holding AG	11,301	7,273,433
	Swiss Prime Site AG	52,710	5,211,777
	Swiss Re AG	57,831	6,301,141
*	Swiss Steel Holding AG	392,344	134,455
	Swisscom AG	15,415	8,810,828
	Swissquote Group Holding SA	15,093	2,567,564
	Tecan Group AG	3,700	1,798,985
	Temenos AG	11,645	1,395,825
	Thurgauer Kantonalbank	690	78,992
#*	Tornos Holding AG	5,138	41,664
*	TX Group AG	2,598	410,103
*	u-blox Holding AG	7,016	500,293
#*	UBS Group AG	357,301	6,646,682
	Valiant Holding AG	13,190	1,332,158
*	Valora Holding AG	4,630	899,954
	Varia U.S. Properties AG	756	41,729
Ω	VAT Group AG	9,415	3,839,506
	Vaudoise Assurances Holding SA	1,091	523,045
	Vetropack Holding AG	10,541	611,617
	Vifor Pharma AG	38,547	6,828,486
*	Von Roll Holding AG	8,846	10,369
	Vontobel Holding AG	44,883	3,719,972
	VP Bank AG, Class A	3,915	422,716
	VZ Holding AG	9,565	896,568
*	V-ZUG Holding AG	1,900	234,402
	Walliser Kantonalbank	1,247	136,501
	Warteck Invest AG	32	82,152
	Ypsomed Holding AG	3,233	604,308
	Zehnder Group AG	10,509	961,909
	Zug Estates Holding AG, Class B	246	518,716
	Zuger Kantonalbank AG	81	621,244
	Zurich Insurance Group AG	14,535	6,952,210
TOTAL SWITZERLAND			272,954,366
UNITED KINGDOM — (11.9%)
	3i Group PLC	115,666	2,154,141
	4imprint Group PLC	8,121	309,083
	888 Holdings PLC	181,616	626,905

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Abrdn Plc	1,072,476	$3,507,411
	Admiral Group PLC	25,512	1,084,789
	Advanced Medical Solutions Group PLC	16,909	67,389
	AG Barr PLC	66,866	444,909
Ω	Airtel Africa PLC	180,865	374,236
	AJ Bell PLC	57,057	260,197
Ω	Alfa Financial Software Holdings PLC	25,540	57,473
	Alliance Pharma PLC	211,603	309,744
#*	Allied Minds PLC	36,703	8,999
	Anglo American PLC	60,227	2,655,136
	Anglo Pacific Group PLC	108,632	201,390
	Anglo-Eastern Plantations PLC	5,452	53,258
	Antofagasta PLC	49,613	902,527
*	AO World PLC	3,473	4,722
	Aptitude Software Group PLC	1,137	8,213
*	Ascential PLC	96,368	460,357
	Ashmore Group PLC	145,682	558,429
	Ashtead Group PLC	35,634	2,548,828
*	ASOS PLC	13,541	406,273
	Associated British Foods PLC	25,421	671,010
*Ω	Aston Martin Lagonda Global Holdings PLC	7,400	120,112
#	AstraZeneca PLC, Sponsored ADR	19,342	1,125,898
Ω	Auto Trader Group PLC	187,551	1,699,519
Ω	Avast PLC	5,659	46,788
	AVEVA Group PLC	3,356	133,172
	Aviva PLC	1,051,807	6,209,865
	Avon Protection PLC	21,764	331,074
	B&M European Value Retail SA	187,253	1,433,911
*	Babcock International Group PLC	494,042	2,023,703
	BAE Systems PLC	264,209	2,067,635
Ω	Bakkavor Group PLC	47,683	78,575
	Balfour Beatty PLC	263,444	903,069
	Bank of Georgia Group PLC	39,753	786,714
#	Barclays PLC, Sponsored ADR	449,799	4,898,311
	Barclays PLC	833,914	2,237,239
	Barratt Developments PLC	36,335	302,200
*	Beazley PLC	293,506	1,948,645
	Begbies Traynor Group PLC	49,123	82,053
	Bellway PLC	58,345	2,245,064
	Berkeley Group Holdings PLC	21,886	1,249,035
Ω	Biffa PLC	178,584	820,063
	Bloomsbury Publishing PLC	52,599	269,962
	Bodycote PLC	160,767	1,728,929
*	Boohoo Group PLC	207,345	300,755
	BP PLC, Sponsored ADR	95,519	2,953,452
	BP PLC	2,030,060	10,523,672
	Braemar Shipping Services PLC	15,684	56,180
	Breedon Group PLC	9,147	10,540
	Brewin Dolphin Holdings PLC	255,441	1,134,181
#	British American Tobacco PLC, Sponsored ADR	7,962	342,127
	British American Tobacco PLC	154,373	6,590,951
	Britvic PLC	193,215	2,371,279
	BT Group PLC	1,853,918	4,910,418
	Bunzl PLC	29,104	1,090,148
	Burberry Group PLC	29,279	742,777
	Burford Capital Ltd.	78,566	716,348
	Bytes Technology Group PLC	62,970	394,677
*	C&C Group PLC	326,925	980,066
*	Capita PLC	648,576	279,056

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Capricorn Energy PLC	483,434	$1,347,835
*	Card Factory PLC	249,676	197,925
	CareTech Holdings PLC	53,899	396,834
*	Carnival PLC	10,040	184,241
	Carr's Group PLC	10,633	22,587
	Castings PLC	9,986	47,241
*	Cazoo Group Ltd.	36,404	172,555
	Centamin PLC	1,175,120	1,416,170
	Centaur Media PLC	24,139	15,740
	Central Asia Metals PLC	63,564	190,995
*	Centrica PLC	4,038,376	3,970,790
	Chemring Group PLC	212,059	785,591
	Chesnara PLC	98,812	376,553
*	Cineworld Group PLC	263,170	141,394
*	Circassia Group PLC	36,010	20,357
	Clarkson PLC	22,442	998,847
	Clinigen Group PLC	75,986	932,561
	Clipper Logistics PLC	45,166	410,304
	Close Brothers Group PLC	96,860	1,683,150
	CLS Holdings PLC	40,437	122,518
Ω	CMC Markets PLC	91,464	284,927
	CNH Industrial NV	18,151	273,728
	Coats Group PLC	1,056,405	934,720
	Coca-Cola HBC AG	31,360	1,038,663
	Compass Group PLC	34,937	794,035
	Computacenter PLC	61,493	2,214,291
Ω	ContourGlobal PLC	76,165	192,616
Ω	ConvaTec Group PLC	324,472	770,337
#*	Costain Group PLC	143,300	94,391
*Ω	Countryside Partnerships PLC	179,730	749,571
	Cranswick PLC	30,647	1,518,713
	Crest Nicholson Holdings PLC	292,324	1,270,733
	Croda International PLC	12,539	1,354,133
	Currys PLC	1,166,476	1,682,365
	CVS Group PLC	16,933	449,774
	DCC PLC	19,356	1,627,521
*	De La Rue PLC	48,430	76,792
	Dechra Pharmaceuticals PLC	4,863	273,150
	Devro PLC	164,604	492,477
	DFS Furniture PLC	157,808	505,928
	Diageo PLC, Sponsored ADR	2,322	473,572
#*	Dialight PLC	11,223	49,660
#*	Dignity PLC	18,727	167,313
	Diploma PLC	30,920	1,160,522
	Direct Line Insurance Group PLC	492,662	2,030,818
	DiscoverIE Group PLC	57,635	665,517
	Diversified Energy Co. PLC	322,312	461,583
	Domino's Pizza Group PLC	184,686	968,227
	dotdigital group PLC	73,697	146,584
	Drax Group PLC	452,646	3,687,736
	DS Smith PLC	413,780	2,113,153
	Dunelm Group PLC	58,420	1,052,802
Ω	DWF Group PLC	55,143	86,340
*	easyJet PLC	53,086	448,497
	EKF Diagnostics Holdings PLC	74,197	62,890
	Electrocomponents PLC	215,553	3,263,651
*	Elementis PLC	559,831	1,080,253
	EMIS Group PLC	37,849	671,601
*	Energean PLC	25,064	319,398

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest PLC	818,856	$236,100
*	Entain PLC	86,321	1,868,792
	Epwin Group PLC	20,620	27,686
*	Ergomed PLC	1,263	19,299
#*	Esken Ltd.	201,963	34,049
	Essentra PLC	199,994	931,984
	Euromoney Institutional Investor PLC	66,440	824,002
	Evraz PLC	92,690	629,700
	Experian PLC	52,061	2,174,478
*	FD Technologies PLC	1,110	24,208
	FDM Group Holdings PLC	28,899	422,677
	Ferguson PLC	15,967	2,511,398
	Ferrexpo PLC	371,543	1,220,216
	Fevertree Drinks PLC	12,206	350,923
*	Firstgroup PLC	449,590	619,174
Ω	Forterra PLC	88,857	318,347
	Foxtons Group PLC	184,772	103,159
*	Frasers Group PLC	179,525	1,783,294
	Fresnillo PLC	34,152	289,431
*	Frontier Developments PLC	1,251	23,289
	Fuller Smith & Turner PLC, Class A	8,312	77,815
*Ω	Funding Circle Holdings PLC	36,033	46,242
	Future PLC	12,107	516,366
	Galliford Try Holdings PLC	93,014	220,882
	Games Workshop Group PLC	9,352	1,002,700
	Gamma Communications PLC	19,025	400,194
	GB Group PLC	7,526	67,198
	Gem Diamonds Ltd.	187,716	122,102
	Genel Energy PLC	158,881	316,083
	Genuit Group PLC	119,036	922,794
	Genus PLC	6,752	348,533
*	Georgia Capital PLC	30,764	267,229
#	GlaxoSmithKline PLC, Sponsored ADR	77,488	3,473,012
	GlaxoSmithKline PLC	16,968	378,658
	Glencore PLC	873,439	4,550,281
*	Go-Ahead Group PLC	45,314	406,488
	Gooch & Housego PLC	5,255	70,070
	Goodwin PLC	236	10,014
	Grafton Group PLC	152,989	2,404,776
	Grainger PLC	327,546	1,333,919
*	Greencore Group PLC	463,890	772,171
	Greggs PLC	97,626	3,540,627
*	Griffin Mining Ltd.	18,118	22,427
	Gulf Keystone Petroleum Ltd.	211,119	631,756
*Ω	Gym Group PLC	52,794	175,763
	H&T Group PLC	19,362	73,283
	Halfords Group PLC	242,686	1,070,304
	Halma PLC	17,896	606,561
*	Harbour Energy PLC	22,874	111,614
	Hargreaves Lansdown PLC	31,344	569,073
	Hargreaves Services PLC	2,491	16,961
	Harworth Group PLC	32,421	81,342
	Hays PLC	547,903	1,067,662
	Headlam Group PLC	39,397	236,145
	Helical PLC	131,806	768,946
*	Helios Towers PLC	144,959	299,660
	Henry Boot PLC	59,977	228,400
	Hikma Pharmaceuticals PLC	27,881	783,265
	Hill & Smith Holdings PLC	74,079	1,499,872

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hilton Food Group PLC	30,496	$428,665
	Hiscox Ltd.	140,587	1,847,930
	Hochschild Mining PLC	267,038	374,200
*	Hollywood Bowl Group PLC	54,456	184,965
	HomeServe PLC	115,256	1,187,983
*Ω	Hostelworld Group PLC	9,856	10,443
	Howden Joinery Group PLC	242,050	2,670,400
	HSBC Holdings PLC	160,618	1,143,173
#	HSBC Holdings PLC, Sponsored ADR	320,826	11,411,781
*Ω	HSS Hire Group PLC	43,916	9,987
	Hunting PLC	139,025	404,221
*	Hyve Group PLC	168,160	230,776
Ω	Ibstock PLC	337,935	905,545
	IDOX PLC	49,337	44,616
	IG Group Holdings PLC	185,355	2,040,540
	IMI PLC	154,380	3,449,279
	Impax Asset Management Group PLC	16,803	248,575
	Imperial Brands PLC	127,262	3,017,363
	Inchcape PLC	440,355	5,021,458
*	Indivior PLC	677,711	2,063,227
*	Informa PLC	81,181	614,083
	IntegraFin Holdings PLC	63,680	425,018
#*	InterContinental Hotels Group PLC, ADR	4,801	319,921
*	InterContinental Hotels Group PLC	7,890	521,350
	Intermediate Capital Group PLC	29,792	769,393
	International Personal Finance PLC	201,729	341,536
	Intertek Group PLC	21,290	1,545,025
	Investec PLC	429,772	2,474,925
	iomart Group PLC	35,121	77,618
	IP Group PLC	898,090	1,180,362
*	IQE PLC	223,384	96,291
*	ITV PLC	1,579,248	2,415,694
*	IWG PLC	457,454	1,761,887
*	J D Wetherspoon PLC	60,769	737,837
	J Sainsbury PLC	981,072	3,855,168
*	James Fisher & Sons PLC	33,654	174,199
	James Halstead PLC	26,689	103,828
	JD Sports Fashion PLC	532,910	1,366,470
*	JET2 PLC	50,994	908,180
*	John Menzies PLC	41,277	159,868
*	John Wood Group PLC	513,834	1,546,816
	Johnson Matthey PLC	60,735	1,603,931
*	Johnson Service Group PLC	180,742	369,981
*	Joules Group PLC	33,557	53,495
Ω	JTC PLC	26,664	282,114
	Jupiter Fund Management PLC	430,542	1,335,697
*Ω	Just Eat Takeaway.com NV	15,085	740,564
*	Just Group PLC	1,090,247	1,268,697
	Kainos Group PLC	43,100	886,057
	Keller Group PLC	88,069	1,010,541
	Keywords Studios PLC	4,688	159,481
*	Kier Group PLC	296,132	393,176
*	Kin & Carta PLC	109,862	343,713
	Kingfisher PLC	1,271,822	5,703,301
*	Lamprell PLC	208,486	93,194
	Lancashire Holdings Ltd.	129,047	955,440
	Learning Technologies Group PLC	11,290	25,632
	Legal & General Group PLC	391,537	1,530,893
*	Liberty Global PLC, Class A	12,962	351,529

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Liberty Global PLC, Class C	31,782	$859,385
	Liontrust Asset Management PLC	14,791	324,271
	Lloyds Banking Group PLC	7,117,813	4,939,555
	Lloyds Banking Group PLC, ADR	464,511	1,272,760
	London Stock Exchange Group PLC	8,608	842,857
*	Lookers PLC	296,332	373,617
	LSL Property Services PLC	36,412	194,508
Ω	Luceco PLC	7,552	30,531
	M&G PLC	1,352,385	3,958,047
	Macfarlane Group PLC	47,550	80,890
	Man Group PLC	1,014,243	2,649,532
*	Marks & Spencer Group PLC	1,260,810	3,731,252
	Marshalls PLC	155,037	1,476,140
*	Marston's PLC	694,415	759,260
*	McBride PLC	155,514	104,090
	Mears Group PLC	103,068	272,132
	Medica Group PLC	16,238	36,905
*	Mediclinic International PLC	437,436	1,886,928
*	Meggitt PLC	232,174	2,345,015
	Melrose Industries PLC	1,014,841	2,067,247
*	Metro Bank PLC	11,052	14,503
#	Micro Focus International PLC, Sponsored ADR	27,626	168,244
	Micro Focus International PLC	206,695	1,271,614
	Midwich Group PLC	1,516	12,416
*	Mitchells & Butlers PLC	269,314	913,841
	Mitie Group PLC	859,616	696,536
	MJ Gleeson PLC	12,801	123,911
	Mondi PLC	84,364	2,110,718
	Moneysupermarket.com Group PLC	296,633	758,042
	Morgan Advanced Materials PLC	268,050	1,159,865
	Morgan Sindall Group PLC	37,370	1,079,744
	Mortgage Advice Bureau Holdings Ltd.	9,355	164,518
*	Motorpoint group PLC	16,362	66,338
*	N Brown Group PLC	170,573	89,589
#*	Naked Wines PLC	7,094	50,041
*	National Express Group PLC	499,795	1,694,944
	Natwest Group PLC	880,087	2,892,654
	Natwest Group PLC, Sponsored ADR	5,301	35,040
	NCC Group PLC	153,476	394,870
	Next Fifteen Communications Group PLC	21,201	353,779
	Next PLC	12,595	1,283,250
	Ninety One PLC	162,343	571,178
	Norcros PLC	33,409	138,185
	Numis Corp. PLC	44,722	193,704
*Ω	On the Beach Group PLC	95,956	375,369
	OSB Group PLC	218,777	1,625,285
*	Oxford Biomedica PLC	9,452	107,850
	Oxford Instruments PLC	29,400	870,538
	Pagegroup PLC	203,479	1,605,587
	Pan African Resources PLC	301,418	74,060
#*	Pantheon Resources PLC	245,353	265,459
	Paragon Banking Group PLC	343,713	2,647,396
*	Parkmead Group PLC	43,266	22,726
	PayPoint PLC	44,988	402,026
	Pearson PLC	110,820	925,285
#	Pearson PLC, Sponsored ADR	70,133	596,131
*	Pendragon PLC	1,498,088	459,982
	Pennon Group PLC	49,701	728,253
	Persimmon PLC	39,922	1,300,638

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petrofac Ltd.	197,904	$318,249
*	Petropavlovsk PLC	2,970,905	606,847
	Pets at Home Group PLC	418,995	2,426,145
*	Pharos Energy PLC	242,538	83,405
	Phoenix Group Holdings PLC	241,044	2,157,925
*	Photo-Me International PLC	267,503	269,983
*	Playtech PLC	228,110	1,797,024
	Plus500 Ltd.	79,430	1,577,167
	Polar Capital Holdings PLC	22,734	193,396
	Porvair PLC	5,901	53,417
*	PPHE Hotel Group Ltd.	3,390	65,932
	Premier Foods PLC	1,152,264	1,838,588
*	Provident Financial PLC	148,979	631,790
#	Prudential PLC, ADR	17,767	603,367
	Prudential PLC	25,712	433,394
*	PureTech Health PLC	51,734	192,061
	PZ Cussons PLC	211,344	551,391
	QinetiQ Group PLC	287,326	1,042,743
Ω	Quilter PLC	639,713	1,187,895
*	Rank Group PLC	148,414	315,907
	Rathbones Group PLC	34,823	879,269
*	Raven Property Group Ltd.	76,713	29,028
	Reach PLC	343,983	1,214,182
	Reckitt Benckiser Group PLC	18,830	1,525,646
	Record PLC	46,761	49,313
	Redde Northgate PLC	231,361	1,205,782
	Redrow PLC	238,335	2,007,884
	RELX PLC, Sponsored ADR	35,523	1,088,070
	RELX PLC	1,141	34,992
	Renew Holdings PLC	3,101	30,318
*	Renewi PLC	85,721	772,331
	Renishaw PLC	975	60,206
*	Renold PLC	12,120	4,774
	Rentokil Initial PLC	263,331	1,844,037
*	Restaurant Group PLC	391,897	502,471
	Rhi Magnesita NV	7,622	351,516
	RHI Magnesita NV	15,177	700,033
	Ricardo PLC	38,013	237,466
	Rightmove PLC	179,160	1,579,025
	Rio Tinto PLC	5,471	385,625
#	Rio Tinto PLC, Sponsored ADR	73,351	5,237,261
	RM PLC	21,947	55,057
	Robert Walters PLC	33,331	330,506
*	Rolls-Royce Holdings PLC	382,912	600,207
	Rotork PLC	405,807	1,865,139
	Royal Mail PLC	680,062	4,063,817
	RPS Group PLC	204,326	309,143
	RWS Holdings PLC	74,224	504,919
	S&U PLC	421	15,282
Ω	Sabre Insurance Group PLC	18,819	57,804
*	Saga PLC	89,608	347,830
	Sage Group PLC	105,369	1,029,663
*	Savannah Energy PLC	34,243	12,982
	Savills PLC	119,390	2,175,612
	Schroders PLC	11,345	520,177
	Schroders PLC	4,379	127,347
	ScS Group PLC	3,189	9,442
	Secure Trust Bank PLC	460	8,298
*	Senior PLC	341,631	618,416

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Serco Group PLC	607,536	$1,098,975
	Serica Energy PLC	92,531	321,619
	Severfield PLC	134,248	127,806
	Severn Trent PLC	20,628	800,867
	Shell PLC	311,988	16,036,183
*	SIG PLC	449,991	250,707
	Sirius Real Estate Ltd.	12,822	22,412
	Smart Metering Systems PLC	45,522	453,200
#	Smith & Nephew PLC, Sponsored ADR	7,618	257,945
	Smith & Nephew PLC	40,935	696,180
	Smiths Group PLC	82,618	1,741,388
	Softcat PLC	42,103	932,904
*	SolGold PLC	79,041	28,392
	Spectris PLC	22,773	1,039,215
	Speedy Hire PLC	374,994	290,357
	Spirax-Sarco Engineering PLC	13,079	2,357,564
*Ω	Spire Healthcare Group PLC	301,858	971,477
	Spirent Communications PLC	228,871	764,325
	SSE PLC	76,216	1,639,865
*	SSP Group PLC	135,091	501,223
	St. James's Place PLC	94,453	1,949,740
*	Stagecoach Group PLC	202,756	250,431
	Standard Chartered PLC	631,178	4,596,711
	SThree PLC	84,180	534,515
	Strix Group PLC	10,709	35,162
*	Studio Retail Group PLC	41,980	58,423
*	Superdry PLC	54,417	153,334
	Synthomer PLC	300,635	1,484,229
	Tate & Lyle PLC	278,416	2,663,118
	Tatton Asset Management PLC	1,745	11,721
	Taylor Wimpey PLC	519,615	1,066,020
	TBC Bank Group PLC	26,107	497,153
	TClarke PLC	5,747	11,684
*	Ted Baker PLC	41,473	49,309
	Telecom Plus PLC	53,037	1,074,635
	Tesco PLC	629,378	2,528,005
Ω	TI Fluid Systems PLC	78,905	254,054
	Topps Tiles PLC	105,193	90,110
	TP ICAP Group PLC	620,624	1,176,520
	Travis Perkins PLC	162,981	3,306,900
	Treatt PLC	4,547	64,773
*	Tremor International Ltd.	12,238	86,213
*	Tremor International Ltd., ADR	600	8,766
	Trifast PLC	53,698	114,223
	TT Electronics PLC	120,169	381,758
#*	TUI AG	59,296	204,374
*	Tullow Oil PLC	347,618	235,272
	Tyman PLC	52,360	264,674
	Ultra Electronics Holdings PLC	56,105	2,201,179
	Unilever PLC, Sponsored ADR	57,009	2,929,693
	United Utilities Group PLC	34,058	491,316
	Vertu Motors PLC	305,383	273,116
	Vesuvius PLC	188,839	1,170,296
	Victrex PLC	30,047	836,937
*	Virgin Money UK PLC	845,076	2,187,420
	Vistry Group PLC	191,854	2,659,999
	Vitec Group PLC	18,283	315,764
Ω	Vivo Energy PLC	159,413	285,274
	Vodafone Group PLC	1,557,422	2,734,622

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Vodafone Group PLC, Sponsored ADR	137,989	$2,416,191
	Volex PLC	27,147	109,929
	Volution Group PLC	2,854	19,338
	Vp PLC	2,603	34,369
*Ω	Watches of Switzerland Group PLC	48,175	839,280
	Watkin Jones PLC	58,999	211,259
	Weir Group PLC	73,699	1,735,322
*	WH Smith PLC	38,275	858,718
*	Whitbread PLC	25,287	1,040,498
	Wickes Group PLC	242,688	670,650
	Wincanton PLC	41,710	217,759
	WPP PLC	104,858	1,644,228
#*	Xaar PLC	82,518	240,535
	XP Power Ltd.	6,054	398,085
	Young & Co's Brewery PLC, Class A	15,964	324,849
TOTAL UNITED KINGDOM			437,375,762
UNITED STATES — (0.0%)
*	Arko Corp.	10,269	83,578
	Clean Seas Seafood Ltd.	9,318	3,887
	Jackson Financial, Inc.,Class A	1,530	59,061
TOTAL UNITED STATES			146,526
TOTAL COMMON STOCKS			3,519,554,647
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	960,835
	Biotest AG	11,540	477,098
	Draegerwerk AG & Co. KGaA	9,313	541,030
	Fuchs Petrolub SE	38,420	1,660,326
	Henkel AG & Co. KGaA	5,107	417,694
	Jungheinrich AG	31,493	1,346,683
	Porsche Automobil Holding SE	33,026	3,092,849
	Sartorius AG	3,045	1,643,927
	Sixt SE	8,304	750,270
	STO SE & Co. KGaA	1,933	485,123
	Villeroy & Boch AG	8,449	227,595
	Volkswagen AG	30,000	6,248,166
TOTAL GERMANY			17,851,596
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	965	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	14,098	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	7,341	69,301
*	Pan American Silver Corp. Rights 02/22/29	90,066	63,947
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	497
TOTAL CANADA			133,745
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	34,737	334

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	10,222	$0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	926,726	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	248,130	3,673
TOTAL SINGAPORE			3,673
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	38,721	19,393
*	Sacyr SA Rights 02/02/22	315,513	17,368
TOTAL SPAIN			36,761
TOTAL RIGHTS/WARRANTS			174,513
TOTAL INVESTMENT SECURITIES (Cost $2,718,125,667)			3,537,580,756

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	13,170,824	152,373,263
TOTAL INVESTMENTS — (100.0%)
(Cost $2,870,482,128)^^			$3,689,954,019
As of January 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	131	03/18/22	$30,010,046	$29,502,838	$(507,208)
Total Futures Contracts			$30,010,046	$29,502,838	$(507,208)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,396,964	$209,042,948	—	$213,439,912
Austria	—	28,651,221	—	28,651,221
Belgium	1,689,248	41,710,820	—	43,400,068
Canada	381,403,527	892,421	—	382,295,948
China	19,753	789,232	—	808,985
Denmark	—	83,298,168	—	83,298,168
Finland	—	63,276,313	—	63,276,313
France	382,585	269,446,519	$1,837	269,830,941
Germany	13,760,649	221,938,926	—	235,699,575
Greece	—	33,463	—	33,463
Hong Kong	114,375	81,538,088	87,004	81,739,467
Ireland	9,547,957	18,211,211	—	27,759,168
Israel	4,212,725	42,285,694	—	46,498,419
Italy	1,907,525	94,183,758	—	96,091,283
Japan	15,537,398	797,389,804	—	812,927,202
Netherlands	13,366,589	128,603,684	—	141,970,273

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	$10,247	$15,505,940	—	$15,516,187
Norway	49,523	32,361,989	—	32,411,512
Portugal	—	10,102,539	—	10,102,539
Singapore	—	29,831,538	$48,340	29,879,878
Spain	3,397,557	70,122,008	—	73,519,565
Sweden	561,181	119,366,725	—	119,927,906
Switzerland	15,282,919	257,671,447	—	272,954,366
United Kingdom	56,858,639	380,517,123	—	437,375,762
United States	34,073	112,453	—	146,526
Preferred Stocks
Germany	477,098	17,374,498	—	17,851,596
Rights/Warrants
Canada	—	133,745	—	133,745
Hong Kong	—	334	—	334
Singapore	—	3,673	—	3,673
Spain	—	36,761	—	36,761
Securities Lending Collateral	—	152,373,263	—	152,373,263
Futures Contracts**	(507,208)	—	—	(507,208)
TOTAL	$522,503,324	$3,166,806,306	$137,181^	$3,689,446,811
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$191,111,238
Investment in Dimensional Emerging Markets Value Fund		96,083,128
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,239,229	26,060,980
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $264,472,399)^^		$313,255,346
Summary of the Portfolio’s investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$313,255,346	—	—	$313,255,346
TOTAL	$313,255,346	—	—	$313,255,346

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.1%)
AUSTRALIA — (4.7%)
*	A2B Australia Ltd.	25,878	$22,029
	Accent Group Ltd.	81,685	117,523
	Acrow Formwork & Construction Services Ltd.	27,614	8,365
	Adbri Ltd.	95,170	198,380
*	Ainsworth Game Technology Ltd.	37,289	33,041
*	Alkane Resources Ltd.	90,277	52,771
*	Alliance Aviation Services Ltd.	17,216	47,519
*	Allkem Ltd.	38,073	247,918
*	AMA Group Ltd.	205,270	62,998
*	AMP Ltd.	811,009	505,525
	Ansell Ltd.	12,036	228,828
	Appen Ltd.	18,997	131,148
*	Ardent Leisure Group Ltd.	13,661	13,140
*	Aurelia Metals Ltd.	213,133	63,774
	Aurizon Holdings Ltd.	414,430	1,036,844
	Austal Ltd.	102,095	145,630
	Austin Engineering Ltd.	61,155	11,286
*	Australian Agricultural Co. Ltd.	93,256	95,710
	Australian Pharmaceutical Industries Ltd.	118,673	127,721
*	Australian Strategic Materials Ltd.	1,148	6,851
	Australian Vintage Ltd.	49,798	25,327
	Auswide Bank Ltd.	8,594	40,661
	AVJennings Ltd.	21,750	8,949
	Bank of Queensland Ltd.	153,174	833,228
	Bapcor Ltd.	64,085	321,106
	Base Resources Ltd.	198,144	45,682
*	BCI Minerals Ltd.	89,596	24,818
	Beach Energy Ltd.	412,310	435,536
	Beacon Minerals Ltd.	563,983	13,174
	Bega Cheese Ltd.	67,964	246,103
	Bell Financial Group Ltd.	35,130	41,501
	Bendigo & Adelaide Bank Ltd.	133,717	816,723
	Bravura Solutions Ltd.	53,295	81,756
	Brickworks Ltd.	20,482	329,178
	BWX Ltd.	36,341	87,401
	Capitol Health Ltd.	129,634	34,973
	Capral Ltd.	4,081	25,944
	Cardno Ltd.	7,786	9,548
*	Catapult Group International Ltd.	3,119	3,077
	Cedar Woods Properties Ltd.	19,289	70,377
	Challenger Ltd.	127,605	521,250
*	Champion Iron Ltd.	43,369	200,365
*	Clean Seas Seafood Ltd.	24,111	10,111
	Cleanaway Waste Management Ltd.	387,020	790,064
	ClearView Wealth Ltd.	27,271	15,019
*	Cooper Energy Ltd.	513,040	109,304
	Costa Group Holdings Ltd.	75,042	148,432
	Countplus Ltd.	14,821	9,512
*	Crown Resorts Ltd.	72,403	623,831
	CSR Ltd.	107,742	429,197
*	Dacian Gold Ltd.	47,264	5,904
*	Decmil Group Ltd.	31,265	6,648
	Domain Holdings Australia Ltd.	45,216	151,956
	Downer EDI Ltd.	159,578	617,284
	Eagers Automotive Ltd.	22,367	203,736

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Earlypay Ltd.	23,944	$7,323
*	Eclipx Group Ltd.	80,991	120,975
	Elanor Investor Group	16,331	23,917
	Elders Ltd.	33,339	257,803
*	Electro Optic Systems Holdings Ltd.	23,663	34,972
*	Elmo Software Ltd.	3,827	10,510
	Emeco Holdings Ltd.	86,259	54,811
*	EML Payments Ltd.	66,749	142,133
	Enero Group Ltd.	11,466	29,667
*	EnviroSuite Ltd.	119,836	18,401
	EQT Holdings Ltd.	4,855	89,759
	Estia Health Ltd.	43,855	63,407
	Eureka Group Holdings Ltd.	32,157	15,732
*	EVENT Hospitality & Entertainment Ltd.	20,678	197,563
	Evolution Mining Ltd.	95,889	240,914
*	Experience Co. Ltd.	51,659	11,843
	Finbar Group Ltd.	36,407	19,673
	Fleetwood Ltd.	26,550	43,563
*	Frontier Digital Ventures Ltd.	22,824	22,850
*	G8 Education Ltd.	233,450	183,936
*	Genex Power Ltd.	163,296	20,878
	Genworth Mortgage Insurance Australia Ltd.	85,428	147,681
	Gold Road Resources Ltd.	213,399	203,169
*	Good Drinks Australia Ltd.	8,765	5,332
	GrainCorp Ltd., Class A	61,034	315,288
	Grange Resources Ltd.	16,926	9,293
*	Greenland Minerals Ltd.	254,809	13,678
	GUD Holdings Ltd.	30,884	270,187
	GWA Group Ltd.	57,237	102,644
	Hansen Technologies Ltd.	22,551	78,244
	Harvey Norman Holdings Ltd.	129,171	450,206
	Healius Ltd.	129,863	411,088
*	Helloworld Travel Ltd.	5,910	9,832
	Horizon Oil Ltd.	246,669	17,559
	HT&E Ltd.	66,092	87,922
	IGO Ltd.	138,594	1,172,645
	Iluka Resources Ltd.	87,137	647,944
	Image Resources NL	50,839	7,735
	Imdex Ltd.	36,837	77,065
	Incitec Pivot Ltd.	465,220	1,089,300
	Insignia Financial Ltd.	154,797	388,215
	Integral Diagnostics Ltd.	9,252	27,108
	InvoCare Ltd.	31,005	246,201
	iSelect Ltd.	32,571	6,703
	IVE Group Ltd.	19,904	23,272
	Jupiter Mines Ltd.	301,697	47,126
	Kelsian Group Ltd.	16,427	81,996
	Lendlease Corp. Ltd.	21,509	152,209
	Lindsay Australia Ltd.	24,865	6,492
	Link Administration Holdings Ltd.	95,280	365,215
*	Lucapa Diamond Co. Ltd.	178,589	10,879
	MACA Ltd.	85,857	43,671
	Macmahon Holdings Ltd.	268,775	34,300
*	Maggie Beer Holdings Ltd.	39,479	16,111
	MaxiPARTS Ltd.	8,831	17,003
*	Mayne Pharma Group Ltd.	404,418	71,747
	McMillan Shakespeare Ltd.	9,878	78,769
	McPherson's Ltd.	30,963	18,004
	Medusa Mining Ltd.	76,973	35,068

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mesoblast Ltd.	120,343	$96,699
*	Metals X Ltd.	140,780	50,247
	Metcash Ltd.	200,776	563,476
	Michael Hill International Ltd.	32,572	30,899
*	MMA Offshore Ltd.	94,336	27,082
	Monadelphous Group Ltd.	22,809	145,295
	Monash IVF Group Ltd.	81,202	58,146
	Motorcycle Holdings Ltd.	10,754	24,073
	Mount Gibson Iron Ltd.	122,578	36,611
*	Myer Holdings Ltd.	154,108	48,085
	MyState Ltd.	23,658	83,352
	Navigator Global Investments Ltd.	34,813	39,802
	New Hope Corp. Ltd.	117,510	189,297
	Nickel Mines Ltd.	196,488	201,813
	NICO Resources Ltd.	3,879	1,303
	Nine Entertainment Co. Holdings Ltd.	222,274	414,816
	NRW Holdings Ltd.	115,605	130,641
	Nufarm Ltd.	78,304	248,681
*	OM Holdings Ltd.	28,351	17,832
*	Omni Bridgeway Ltd.	60,416	139,726
*	oOh!media Ltd.	158,702	181,996
	Orica Ltd.	88,975	881,523
	Origin Energy Ltd.	257,433	1,030,118
	Orora Ltd.	74,491	183,408
	Over the Wire Holdings Ltd.	5,656	21,440
	OZ Minerals Ltd.	93,280	1,618,136
	Pact Group Holdings Ltd.	42,916	70,931
*	Panoramic Resources Ltd.	309,648	54,060
*	Pantoro Ltd.	136,642	29,400
	Paragon Care Ltd.	49,323	12,266
	Peet Ltd.	90,711	72,626
	Pendal Group Ltd.	68,759	236,147
*	Peninsula Energy Ltd.	89,991	12,157
	PeopleIN Ltd.	10,088	29,043
	Perenti Global Ltd.	180,081	98,641
	Perpetual Ltd.	12,204	285,230
	Perseus Mining Ltd.	263,120	275,026
	Premier Investments Ltd.	22,446	460,543
	Probiotec Ltd.	6,809	10,900
	Propel Funeral Partners Ltd.	10,928	34,003
	QANTM Intellectual Property Ltd.	10,224	9,098
	Qube Holdings Ltd.	324,642	669,954
	Ramelius Resources Ltd.	193,634	185,590
*	Red 5 Ltd.	515,233	98,787
	Regis Resources Ltd.	139,063	169,152
*	Reject Shop Ltd.	9,918	43,043
	Reliance Worldwide Corp. Ltd.	83,735	309,234
*	Resolute Mining Ltd.	196,338	39,857
*	Retail Food Group Ltd.	645,279	31,134
	Ridley Corp. Ltd.	73,183	73,173
	Sandfire Resources Ltd.	99,015	475,805
	Santos Ltd.	176,230	897,668
	Select Harvests Ltd.	32,942	126,460
	Senex Energy Ltd.	44,361	144,824
	Servcorp Ltd.	13,884	33,636
	Service Stream Ltd.	146,993	81,474
	SG Fleet Group Ltd.	17,725	29,836
	Shaver Shop Group Ltd.	17,609	14,055
	Shriro Holdings Ltd.	11,748	7,932

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Sigma Healthcare Ltd.	171,826	$54,866
*	Silver Lake Resources Ltd.	219,062	230,690
*	Silver Mines Ltd.	231,211	33,381
	Sims Ltd.	39,947	406,710
	Southern Cross Electrical Engineering Ltd.	64,303	25,269
	Southern Cross Media Group Ltd.	60,126	80,429
*	Speedcast International Ltd.	40,831	0
	SRG Global Ltd.	67,640	21,643
	St Barbara Ltd.	133,691	117,140
*	Star Entertainment Grp Ltd.	209,815	512,520
	Sunland Group Ltd.	37,093	73,846
	Super Retail Group Ltd.	33,213	274,692
*	Superloop Ltd.	108,931	82,379
	Symbio Holdings Ltd.	4,206	17,299
*	Syrah Resources Ltd.	127,440	150,537
	Tassal Group Ltd.	58,211	145,352
	Treasury Wine Estates Ltd.	4,289	32,237
	Tribune Resources Ltd.	2,830	9,045
*	Tuas Ltd.	29,329	39,806
	United Malt Grp Ltd.	78,780	232,682
*	Uniti Group Ltd.	89,938	268,643
	Virtus Health Ltd.	21,051	108,037
	Vita Group Ltd.	63,243	15,231
Ω	Viva Energy Group Ltd.	196,664	299,804
*	Webjet Ltd.	46,700	163,486
*	Western Areas Ltd.	87,370	215,027
	Westgold Resources Ltd.	87,240	113,059
*	Whitehaven Coal Ltd.	232,950	446,023
	Worley Ltd.	73,246	603,521
TOTAL AUSTRALIA			35,251,743
AUSTRIA — (0.7%)
	Addiko Bank AG	2,488	34,389
	Agrana Beteiligungs AG	3,056	59,383
Ω	BAWAG Group AG	12,910	774,796
	Erste Group Bank AG	27,150	1,269,007
	EVN AG	8,148	239,851
	POLYTEC Holding AG	3,462	30,454
*	Porr AG	3,718	52,613
	Raiffeisen Bank International AG	39,064	1,097,981
	Rosenbauer International AG	685	34,299
	Semperit AG Holding	1,824	55,350
	Strabag SE	3,174	136,614
	Telekom Austria AG	12,183	105,381
	UBM Development AG	983	46,568
	UNIQA Insurance Group AG	26,372	244,448
	Vienna Insurance Group AG Wiener Versicherung Gruppe	8,686	254,412
	voestalpine AG	30,539	1,015,273
	Zumtobel Group AG	5,267	47,976
TOTAL AUSTRIA			5,498,795
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,694	1,292,108
	Ageas SA	41,644	2,004,515
*	AGFA-Gevaert NV	48,473	205,671
	Atenor	982	62,769
	Bekaert SA	9,036	420,687
	Cie d'Entreprises CFE	2,176	294,766

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	19,884	$75,388
	D'ieteren Group	5,147	896,784
	Etablissements Franz Colruyt NV	7,735	314,193
*	Euronav NV	60,537	500,979
	EVS Broadcast Equipment SA	4,153	98,835
	Exmar NV	5,768	28,915
*	Galapagos NV	10,668	718,861
*	Galapagos NV, Sponsored ADR	300	20,250
*	Greenyard NV	6,487	66,457
	Immobel SA	1,012	90,238
	Jensen-Group NV	937	30,356
*	Ontex Group NV	14,608	106,975
	Orange Belgium SA	4,069	88,361
*	Picanol	355	26,991
	Proximus SADP	20,785	424,442
	Resilux	60	15,421
	Roularta Media Group NV	1,025	21,158
	Sipef NV	1,661	105,765
	Solvay SA	7,907	952,708
	TER Beke SA	150	19,578
*	Tessenderlo Group SA	4,898	190,792
	Van de Velde NV	471	17,459
	Viohalco SA	1,948	10,196
TOTAL BELGIUM			9,101,618
BRAZIL — (1.0%)
*	Alliar Medicos A Frente SA	8,300	25,790
*	Alper Consultoria e Corretora de Seguros SA	2,000	12,855
*	Anima Holding SA	38,436	63,914
	Atacadao SA	82,977	260,490
*	BK Brasil Operacao e Assessoria a Restaurantes SA	40,500	47,516
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	7,221	37,994
*	BRF SA	9,572	40,252
*	C&A Modas Ltda	19,500	24,163
	Camil Alimentos SA	30,200	50,844
	Cia Brasileira de Distribuicao	29,574	126,035
	Cia de Locacao das Americas	58,260	287,784
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	47,638
	Cia Siderurgica Nacional SA	41,876	201,411
	Cielo SA	248,786	107,758
*	Cogna Educacao	253,735	123,281
	Construtora Tenda SA	17,284	52,111
	CSU Cardsystem SA	11,000	30,762
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	201,520
	Dexco SA	80,844	227,607
	Dimed SA Distribuidora da Medicamentos	18,000	46,541
	Direcional Engenharia SA	14,900	38,582
*	Embraer SA	63,397	242,480
*	Embraer SA, Sponsored ADR	14,937	229,283
	Enauta Participacoes SA	21,200	60,924
	Even Construtora e Incorporadora SA	37,197	51,907
	Ez Tec Empreendimentos e Participacoes SA	23,735	95,564
	Fras-Le SA	7,200	17,098
*	Gafisa SA	58,114	22,326
	Grendene SA	57,000	97,360
*	Grupo De Moda Soma SA	20,801	56,801
	Guararapes Confeccoes SA	20,300	48,704
	Helbor Empreendimentos SA	11,820	9,572
	Hypera SA	48,312	283,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Industrias Romi SA	7,783	$24,917
*	International Meal Co. Alimentacao SA, Class A	54,437	26,859
	Iochpe-Maxion SA	33,526	95,146
*	IRB Brasil Resseguros SA	219,752	135,325
	JHSF Participacoes SA	65,076	78,800
	Kepler Weber SA	4,000	29,303
	M Dias Branco SA	17,478	76,132
	Mahle-Metal Leve SA	7,100	43,696
	Marcopolo SA	31,900	17,301
*	Marisa Lojas SA	19,432	13,028
	Marisa Lojas SA	6,031	3,964
	Mills Estruturas e Servicos de Engenharia SA	27,900	33,732
*	Moura Dubeux Engenharia S/A	11,800	14,533
	Movida Participacoes SA	18,376	57,030
	MRV Engenharia e Participacoes SA	62,100	156,826
	Multiplan Empreendimentos Imobiliarios SA	56,491	228,726
*	Natura & Co. Holding SA	5,700	24,367
*	Petro Rio SA	19,065	85,881
	Porto Seguro SA	36,268	135,439
	Positivo Tecnologia SA	18,900	33,315
	Sao Carlos Empreendimentos e Participacoes SA	6,400	47,969
	Sao Martinho SA	31,652	218,997
Ω	Ser Educacional SA	13,793	30,053
	SLC Agricola SA	22,819	197,589
	Sul America SA	75,261	359,999
	Tegma Gestao Logistica SA	7,300	20,484
	TIM SA	157,083	392,552
	Trisul SA	15,300	18,498
	Tupy SA	24,696	97,061
	Ultrapar Participacoes SA	118,697	337,755
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	51,210
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,559	21,115
*	Via S/A	29,800	26,488
	Vibra Energia SA	148,599	640,839
	Vulcabras Azaleia SA	17,600	31,189
	YDUQS Participacoes SA	54,170	225,551
TOTAL BRAZIL			7,301,579
CANADA — (7.2%)
*	5N Plus, Inc.	24,802	44,681
	Acadian Timber Corp.	3,300	49,325
*	Aclara Resources, Inc.	8,939	8,790
*	Advantage Energy Ltd.	59,400	321,498
	Aecon Group, Inc.	18,709	255,507
	AG Growth International, Inc.	5,200	138,882
	AGF Management Ltd., Class B	22,400	130,402
*	Aimia, Inc.	20,663	91,843
	Alamos Gold, Inc.,Class A	114,883	783,669
	Alaris Equity Partners Income	11,300	158,501
*	Alcanna, Inc.	5,500	27,735
	Algoma Central Corp.	3,700	50,181
	AltaGas Ltd.	79,473	1,632,412
	Altius Minerals Corp.	10,610	147,237
	Amerigo Resources Ltd.	35,600	44,250
	Andrew Peller Ltd., Class A	8,402	52,878
	ARC Resources Ltd.	86,802	1,016,781
*	Argonaut Gold, Inc.	83,616	149,978
*	Aurora Cannabis, Inc.	43,461	180,798

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	B2Gold Corp.	270,066	$977,057
	Birchcliff Energy Ltd.	82,787	408,350
	Bird Construction, Inc.	11,164	84,489
	Black Diamond Group Ltd.	9,300	33,581
*	Calfrac Well Services Ltd.	7,608	32,499
	Calian Group Ltd.	2,744	123,368
*	Calibre Mining Corp.	18,200	17,611
	Cameco Corp.	12,677	246,429
	Canaccord Genuity Group, Inc.	26,900	321,238
	Canacol Energy Ltd.	30,949	81,563
	Canadian Tire Corp. Ltd., Class A	7,311	1,055,570
	Canadian Western Bank	25,824	784,786
*	Canfor Corp.	18,200	413,496
*	Canfor Pulp Products, Inc.	6,700	31,572
*	Canopy Growth Corp.	9,900	79,596
*	Capstone Mining Corp.	115,739	492,584
*	Cardinal Energy Ltd.	36,370	150,785
	Cascades, Inc.	27,037	270,551
*	Celestica, Inc.	31,199	388,481
	Cenovus Energy, Inc.	41,578	604,789
	Centerra Gold, Inc.	64,400	519,800
	CES Energy Solutions Corp.	68,511	131,508
	China Gold International Resources Corp. Ltd.	61,049	163,290
	CI Financial Corp.	5,100	94,646
	Cogeco Communications, Inc.	3,521	289,015
	Cogeco, Inc.	1,600	103,138
*	Colabor Group, Inc.	12,300	6,483
*	Conifex Timber, Inc.	8,294	13,767
*	Copper Mountain Mining Corp.	45,910	127,131
	Corus Entertainment, Inc., Class B	60,843	240,759
	Crescent Point Energy Corp.	168,089	1,082,778
*	Cronos Group, Inc.	18,042	66,575
	Dexterra Group, Inc.	11,120	72,258
	Doman Building Materials Group Ltd.	18,957	124,377
*	Dorel Industries, Inc., Class B	6,676	131,403
	DREAM Unlimited Corp., Class A	10,700	336,956
	Dundee Precious Metals, Inc.	61,438	361,045
	Dynacor Gold Mines, Inc.	10,400	25,690
	E-L Financial Corp. Ltd.	500	360,628
*	Eldorado Gold Corp.	51,945	454,757
	Empire Co. Ltd., Class A	26,682	823,245
	Endeavour Mining PLC	30,462	678,671
	Enerflex Ltd.	24,229	137,237
*	Ensign Energy Services, Inc.	36,162	63,440
*	Equinox Gold Corp.	72,649	417,555
	Equitable Group, Inc.	6,106	338,937
	Exchange Income Corp.	4,867	162,342
	Exco Technologies Ltd.	7,000	54,132
	Finning International, Inc.	28,895	805,600
	First Majestic Silver Corp.	45,583	463,123
*	Fortuna Silver Mines, Inc.	71,128	242,381
*	Frontera Energy Corp.	14,808	123,715
*	Galiano Gold, Inc.	46,170	31,236
*	Gamehost, Inc.	1,600	9,755
	George Weston Ltd.	800	87,241
*	GoldMoney, Inc.	8,400	12,489
*	Gran Tierra Energy, Inc.	80,760	73,063
	Hammond Power Solutions, Inc.	2,700	26,105
	Hardwoods Distribution, Inc.	1,900	65,364

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	8,200	$109,664
	High Liner Foods, Inc.	6,800	75,428
	HLS Therapeutics, Inc.	1,200	13,943
*	Home Capital Group, Inc.	16,933	479,823
	Hudbay Minerals, Inc.	63,353	455,031
*	i-80 Gold Corp.	20,913	43,762
	iA Financial Corp., Inc.	30,144	1,961,382
*	IAMGOLD Corp.	159,400	387,955
	Interfor Corp.	15,644	466,188
*	Journey Energy, Inc.	9,502	30,349
*	Karora Resources, Inc.	45,210	141,554
	K-Bro Linen, Inc.	2,700	72,239
*	Kelt Exploration Ltd.	39,890	173,851
	Kinross Gold Corp.	361,657	1,953,821
	KP Tissue, Inc.	3,200	26,609
	Lassonde Industries, Inc., Class A	800	96,291
	Laurentian Bank of Canada	13,195	459,227
	Leon's Furniture Ltd.	9,221	182,077
*	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,284	736,229
	Logistec Corp., Class B	100	3,591
*	Lucara Diamond Corp.	96,116	43,100
	Lundin Mining Corp.	91,514	762,407
	Magellan Aerospace Corp.	4,379	34,552
*	Major Drilling Group International, Inc.	24,450	160,224
*	Mandalay Resources Corp.	16,200	30,586
	Maple Leaf Foods, Inc.	19,649	477,951
	Martinrea International, Inc.	26,137	215,487
*	MDF Commerce, Inc.	2,900	10,517
	Medical Facilities Corp.	7,992	64,004
*	MEG Energy Corp.	79,209	943,417
	Melcor Developments Ltd.	4,500	51,756
	Methanex Corp.	15,692	713,947
	MTY Food Group, Inc.	2,400	107,317
	Mullen Group Ltd.	27,386	252,930
	Neo Performance Materials, Inc.	1,628	22,887
*	New Gold, Inc.	163,375	258,336
	NFI Group, Inc.	15,023	225,732
	North American Construction Group Ltd.	6,908	99,130
*	NuVista Energy Ltd.	53,200	376,248
*	OceanaGold Corp.	222,536	343,131
	Osisko Gold Royalties Ltd.	30,839	340,670
	Pan American Silver Corp.	2,765	59,918
	Paramount Resources Ltd., Class A	19,972	392,630
	Parex Resources, Inc.	30,636	651,691
	Park Lawn Corp.	10,023	305,307
	Pason Systems, Inc.	18,400	182,531
	Peyto Exploration & Development Corp.	55,112	431,826
	PHX Energy Services Corp.	11,400	46,187
	Pizza Pizza Royalty Corp.	7,500	69,268
	Polaris Infrastructure, Inc.	6,400	80,406
*	Precision Drilling Corp.	4,080	177,462
*	Pretium Resources, Inc.	35,160	477,411
	Primo Water Corp.	36,100	602,353
	Primo Water Corp.	1,700	28,390
	Quarterhill, Inc.	34,899	70,284
	Rogers Sugar, Inc.	23,600	111,210
*	Roots Corp.	9,200	23,233
	Russel Metals, Inc.	15,034	375,155

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sandstorm Gold Ltd.	46,764	$281,052
	Secure Energy Services, Inc.	60,938	289,553
	Shaw Communications, Inc., Class B	49,246	1,468,023
*	ShawCor Ltd.	16,884	78,499
	Sienna Senior Living, Inc.	16,200	188,362
	Sierra Metals, Inc.	8,173	10,625
Ω	Sleep Country Canada Holdings, Inc.	2,300	64,866
	SNC-Lavalin Group, Inc.	2,390	52,702
	SSR Mining, Inc.	60,468	995,838
	Stantec, Inc.	2,900	153,835
	Stella-Jones, Inc.	14,009	439,176
	Superior Plus Corp.	32,934	334,742
	Taiga Building Products Ltd.	11,800	24,507
	Tamarack Valley Energy Ltd.	50,709	196,669
*	Taseko Mines Ltd.	74,112	141,677
	TerraVest Industries, Inc.	700	13,448
	Tidewater Midstream & Infrastructure Ltd.	79,505	81,309
	TMX Group Ltd.	4,189	426,133
*	Torex Gold Resources, Inc.	26,700	261,717
*	Total Energy Services, Inc.	11,832	63,481
	Tourmaline Oil Corp.	57,186	2,038,838
	TransAlta Corp.	51,612	559,910
	Transcontinental, Inc., Class A	22,623	375,522
*	TransGlobe Energy Corp.	24,100	71,666
*	Trican Well Service Ltd.	59,975	167,968
*	Turquoise Hill Resources Ltd.	28,479	498,485
*	Uni-Select, Inc.	12,550	234,088
*	Vermilion Energy, Inc.	45,347	705,780
	VersaBank	3,835	44,470
*	Viemed Healthcare, Inc.	3,200	14,816
	Wajax Corp.	6,900	124,956
	West Fraser Timber Co. Ltd.	22,382	2,071,502
	Western Forest Products, Inc.	106,255	168,851
	Westshore Terminals Investment Corp.	9,800	208,081
	Whitecap Resources, Inc.	143,960	1,015,866
	Winpak Ltd.	8,514	252,510
	Yamana Gold, Inc.	275,277	1,136,927
TOTAL CANADA			53,950,433
CHILE — (0.1%)
	Besalco SA	26,110	9,795
*	Camanchaca SA	88,923	4,266
	CAP SA	9,262	104,081
	Cencosud SA	23,688	43,655
	Cia Sud Americana de Vapores SA	2,645,171	229,905
*	Clinica Las Condes SA	742	17,739
	Empresa Nacional de Telecomunicaciones SA	13,309	55,197
	Empresas CMPC SA	69,091	126,849
	Grupo Security SA	186,017	28,552
	Hortifrut SA	23,978	28,460
	Inversiones Aguas Metropolitanas SA	75,503	43,462
	Inversiones La Construccion SA	3,485	15,484
*	Itau CorpBanca Chile SA	9,892,155	22,431
*	Itau CorpBanca Chile SA, ADR	1,709	6,033
	PAZ Corp. SA	7,807	3,902
	Ripley Corp. SA	163,691	33,920
	Salfacorp SA	79,404	33,268
	Sigdo Koppers SA	49,252	50,438
	SMU SA	314,096	37,101

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sociedad Matriz SAAM SA	665,856	$45,312
	Socovesa SA	37,323	6,392
	SONDA SA	54,570	23,468
TOTAL CHILE			969,710
CHINA — (7.5%)
*	21Vianet Group, Inc., ADR	16,093	159,643
*Ω	3SBio, Inc.	220,000	174,195
	5I5J Holding Group Co. Ltd., Class A	28,000	13,345
	AAC Technologies Holdings, Inc.	114,500	347,665
Ω	AAG Energy Holdings Ltd.	149,000	27,619
	Accelink Technologies Co. Ltd., Class A	5,700	18,085
	ADAMA Ltd., Class A	16,500	20,253
	Addsino Co. Ltd., Class A	17,200	40,280
	Advanced Information Technology	112,000	20,351
	Advanced Technology & Materials Co. Ltd., Class A	23,600	32,783
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	23,248
	Agile Group Holdings Ltd.	310,000	164,329
*	Air China Ltd., Class H	90,000	67,850
	AKM Industrial Co. Ltd.	90,000	20,302
*	Alibaba Pictures Group Ltd.	1,860,000	210,633
Ω	A-Living Smart City Services Co. Ltd.	96,000	186,898
*	Alpha Group, Class A	23,900	21,736
*	Aluminum Corp. of China Ltd., Class H	930,000	489,428
	Angang Steel Co. Ltd., Class H	264,200	115,932
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	26,037
	Anhui Guangxin Agrochemical Co. Ltd., Class A	5,100	27,100
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	19,080
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	23,900	19,914
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	21,795
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	23,377
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	11,700	36,920
*	Anton Oilfield Services Group	432,000	26,541
	Aoshikang Technology Co. Ltd., Class A	2,000	20,788
	APT Satellite Holdings Ltd.	81,000	24,395
	Asia Cement China Holdings Corp.	100,500	69,763
Ω	AsiaInfo Technologies Ltd.	26,000	48,039
	Ausnutria Dairy Corp. Ltd.	76,000	96,353
	AviChina Industry & Technology Co. Ltd., Class H	532,000	300,235
Ω	BAIC Motor Corp. Ltd., Class H	297,000	108,979
	Bank of Changsha Co. Ltd., Class A	47,200	58,507
	Bank of Chengdu Co. Ltd., Class A	13,600	30,227
	Bank of Chongqing Co. Ltd., Class H	89,000	52,652
	Bank of Guiyang Co. Ltd., Class A	46,500	47,839
	Bank of Suzhou Co. Ltd., Class A	48,400	51,922
*	Bank of Tianjin Co. Ltd., Class H	63,000	16,468
*Ω	Bank of Zhengzhou Co. Ltd., Class H	33,880	7,589
*	Baoye Group Co. Ltd., Class H	46,000	26,151
*	Baozun, Inc., Class A	28,500	118,017
	BBMG Corp., Class H	345,000	54,123
	Beibuwan Port Co. Ltd., Class A	16,200	19,937
	Beijing Capital Development Co. Ltd., Class A	28,800	26,444
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	98,890	49,414
*	Beijing Capital International Airport Co. Ltd., Class H	310,000	206,964
*	Beijing Enterprises Clean Energy Group Ltd.	2,900,000	35,420
	Beijing Enterprises Holdings Ltd.	88,500	301,694
*	Beijing Enterprises Urban Resources Group Ltd.	360,000	25,135
	Beijing Enterprises Water Group Ltd.	966,000	376,778
*††	Beijing Gas Blue Sky Holdings Ltd.	824,000	2,304

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	8,400	$21,419
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	40,789
	Beijing North Star Co. Ltd., Class H	146,000	21,960
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	28,700	12,297
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	10,800	19,696
	Beijing Originwater Technology Co. Ltd., Class A	32,200	33,580
	Beijing Shougang Co. Ltd., Class A	34,501	30,433
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,700	37,500
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	40,738
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	8,785
	Beijing Strong Biotechnologies, Inc., Class A	7,500	20,542
	Beijing Thunisoft Corp. Ltd., Class A	7,700	14,129
*	Beijing Ultrapower Software Co. Ltd., Class A	28,300	23,967
	Beijing Yanjing Brewery Co. Ltd., Class A	43,789	52,492
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,200	32,057
*	Berry Genomics Co. Ltd., Class A	6,600	16,728
	Bestsun Energy Co. Ltd., Class A	22,800	18,125
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	9,443
	Binhai Investment Co. Ltd.	52,000	10,384
	Black Peony Group Co. Ltd., Class A	16,600	17,814
	Blue Sail Medical Co. Ltd., Class A	12,400	29,411
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,800	33,158
	Bright Dairy & Food Co. Ltd., Class A	10,100	20,362
*	Brilliance China Automotive Holdings Ltd.	712,000	334,640
	B-Soft Co. Ltd., Class A	17,500	25,767
	BYD Electronic International Co. Ltd.	107,000	323,619
	C&D International Investment Group Ltd.	35,000	66,483
#*	CA Cultural Technology Group Ltd.	63,000	2,027
	Cabbeen Fashion Ltd.	48,000	17,350
	Caitong Securities Co. Ltd., Class A	33,400	51,465
	Camel Group Co. Ltd., Class A	11,700	25,431
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	17,100	17,430
*	Capital Environment Holdings Ltd.	1,066,000	22,534
	Carrianna Group Holdings Co. Ltd.	118,000	10,311
	CECEP Solar Energy Co. Ltd., Class A	38,300	53,194
	CECEP Wind-Power Corp., Class A	52,500	42,208
	Central China Management Co. Ltd.	166,000	28,444
#	Central China Real Estate Ltd.	166,000	17,930
	Central China Securities Co. Ltd., Class H	169,000	32,819
	CGN New Energy Holdings Co. Ltd.	30,000	22,740
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	19,507
	Changchun Faway Automobile Components Co. Ltd., Class A	9,900	16,564
	Changjiang Securities Co. Ltd., Class A	57,600	63,779
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	9,900	15,015
	Chaowei Power Holdings Ltd.	96,000	27,245
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	20,799
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	17,327
	Chengdu Wintrue Holding Co. Ltd., Class A	10,400	20,083
	Chengtun Mining Group Co. Ltd., Class A	29,600	41,097
*	Chengzhi Co. Ltd., Class A	8,300	17,080
	China Aerospace International Holdings Ltd.	540,000	35,410
	China Aircraft Leasing Group Holdings Ltd.	31,500	21,794
Ω	China Bohai Bank Co. Ltd., Class H	451,500	113,268
#*	China Boton Group Co. Ltd.	52,000	25,974
*	China CAMC Engineering Co. Ltd., Class A	10,100	11,240
	China Cinda Asset Management Co. Ltd., Class H	1,459,000	266,834
#	China Coal Energy Co. Ltd., Class H	422,000	236,177
	China Communications Services Corp. Ltd., Class H	380,000	202,274

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Conch Venture Holdings Ltd.	180,500	$858,039
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	21,339
*	China Dili Group	516,800	126,317
*	China Eastern Airlines Corp. Ltd., ADR	4,767	93,529
*	China Eastern Airlines Corp. Ltd., Class H	186,000	72,470
*	China Electronics Huada Technology Co. Ltd.	240,000	20,652
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	25,336
*	China Energy Engineering Corp Ltd	237,203	98,804
#	China Energy Engineering Corp. Ltd., Class H	834,000	132,924
#Ω	China Everbright Greentech Ltd.	99,000	33,579
	China Everbright Water Ltd.	62,444	14,318
	China Express Airlines Co. Ltd., Class A	11,000	22,628
	China Foods Ltd.	162,000	67,093
*	China Fortune Land Development Co. Ltd., Class A	42,200	21,790
	China Galaxy Securities Co. Ltd., Class H	455,500	270,100
	China Gas Holdings Ltd.	427,400	726,145
	China Glass Holdings Ltd.	190,000	41,034
	China Great Wall Securities Co. Ltd., Class A	26,200	47,255
*	China Green Agriculture, Inc.	1,150	9,695
	China Hanking Holdings Ltd.	63,000	12,171
	China Harmony Auto Holding Ltd.	162,000	89,379
	China Harzone Industry Corp. Ltd., Class A	14,600	19,987
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	24,587
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	50,787
	China Hongqiao Group Ltd.	381,500	431,067
	China International Marine Containers Group Co. Ltd., Class H	123,680	223,120
	China Isotope & Radiation Corp.	6,400	19,884
	China Jinmao Holdings Group Ltd.	978,000	355,278
	China Kepei Education Group Ltd.	46,000	14,800
	China Lesso Group Holdings Ltd.	166,000	288,592
	China Lilang Ltd.	89,000	50,634
*	China Maple Leaf Educational Systems Ltd.	208,000	12,976
	China Medical System Holdings Ltd.	182,000	304,764
	China Meheco Co. Ltd., Class A	9,200	15,655
	China Merchants Energy Shipping Co. Ltd., Class A	83,880	51,507
	China Merchants Land Ltd.	276,000	28,771
	China Merchants Port Holdings Co. Ltd.	335,299	619,689
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	36,542
	China Modern Dairy Holdings Ltd.	635,000	108,191
	China National Accord Medicines Corp. Ltd., Class A	5,600	29,001
	China National Building Material Co. Ltd., Class H	918,200	1,192,606
	China National Medicines Corp. Ltd., Class A	13,000	57,104
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	19,601
*	China Oil & Gas Group Ltd.	920,000	48,461
	China Oilfield Services Ltd., Class H	210,000	206,527
	China Overseas Grand Oceans Group Ltd.	360,500	215,391
	China Publishing & Media Co. Ltd., Class A	20,600	16,923
	China Railway Group Ltd., Class H	583,000	359,876
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	88,468
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	24,633
	China Reinsurance Group Corp., Class H	1,048,000	102,536
Ω	China Renaissance Holdings Ltd.	16,500	29,024
	China Resources Cement Holdings Ltd.	476,000	410,182
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,600	19,808
	China Resources Medical Holdings Co. Ltd.	184,000	103,884
Ω	China Resources Pharmaceutical Group Ltd.	315,000	154,039
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,900	59,463
	China Risun Group Ltd.	157,000	85,810

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	$50,649
	China SCE Group Holdings Ltd.	347,000	77,528
*	China Shanshui Cement Group Ltd.	270,000	70,378
*Ω	China Shengmu Organic Milk Ltd.	623,000	40,090
#	China Shuifa Singyes Energy Holdings Ltd.	151,000	26,254
	China South City Holdings Ltd.	778,000	62,164
	China South Publishing & Media Group Co. Ltd., Class A	18,500	27,253
*	China Southern Airlines Co. Ltd., Class H	412,000	263,781
	China State Construction Development Holdings Ltd.	52,000	11,666
	China State Construction International Holdings Ltd.	316,000	374,071
*	China Sunshine Paper Holdings Co. Ltd.	134,000	45,218
	China Taiping Insurance Holdings Co. Ltd.	286,400	405,187
*	China Tianbao Group Development Co. Ltd.	35,000	15,588
#*	China Tianrui Group Cement Co. Ltd.	50,000	40,633
*	China Tianying, Inc., Class A	27,400	22,237
	China Traditional Chinese Medicine Holdings Co. Ltd.	458,000	267,096
	China TransInfo Technology Co. Ltd., Class A	17,800	38,079
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,100	21,033
#Ω	China Vast Industrial Urban Development Co. Ltd.	95,000	18,101
	China West Construction Group Co. Ltd., Class A	13,900	17,414
Ω	China Xinhua Education Group Ltd.	30,000	5,138
	China XLX Fertiliser Ltd.	112,000	79,163
	China Yongda Automobiles Services Holdings Ltd.	187,500	239,908
*	China ZhengTong Auto Services Holdings Ltd.	390,000	32,012
	China Zheshang Bank Co. Ltd., Class H	199,000	79,364
*††	China Zhongwang Holdings Ltd.	319,600	51,647
	Chongqing Department Store Co. Ltd., Class A	4,700	20,284
	Chongqing Dima Industry Co. Ltd., Class A	54,600	20,551
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	7,500	19,115
*	Chongqing Iron & Steel Co. Ltd., Class H	120,000	19,128
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	18,379
	Chongqing Rural Commercial Bank Co. Ltd., Class H	337,000	123,519
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	18,392
	CIFI Holdings Group Co. Ltd.	609,817	398,389
	CIMC Enric Holdings Ltd.	102,000	125,143
*	Cinda Real Estate Co. Ltd., Class A	18,201	10,850
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,026
*	CITIC Guoan Information Industry Co. Ltd., Class A	61,500	23,686
*	CITIC Resources Holdings Ltd.	470,000	30,297
*	Citychamp Watch & Jewellery Group Ltd.	196,000	35,500
	CMST Development Co. Ltd., Class A	24,300	21,783
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	31,383
	CNOOC Energy Technology & Services Ltd., Class A	77,500	32,896
	COFCO Biotechnology Co. Ltd., Class A	24,800	38,172
	COFCO Joycome Foods Ltd.	409,000	168,622
*Ω	Cogobuy Group	66,000	20,806
	Concord New Energy Group Ltd.	1,130,000	109,235
	Consun Pharmaceutical Group Ltd.	68,000	33,254
#*	Continental Aerospace Technologies Holding Ltd.	846,000	12,803
*	Coolpad Group Ltd.	528,000	21,424
	COSCO SHIPPING Development Co. Ltd., Class H	845,000	156,123
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	214,000	81,028
*Ω	Cosmo Lady China Holdings Co. Ltd.	71,000	4,454
#	Country Garden Holdings Co. Ltd.	189,000	155,236
	CPMC Holdings Ltd.	124,000	71,038
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	22,140
*	Crazy Sports Group Ltd.	304,000	12,162
	CSG Holding Co. Ltd., Class A	23,200	32,853
	D&O Home Collection Group Co. Ltd., Class A	5,700	11,811

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Da Ming International Holdings Ltd.	72,000	$25,645
#	DaFa Properties Group Ltd.	32,000	18,697
Ω	Dali Foods Group Co. Ltd.	107,000	61,843
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	17,851
	Dare Power Dekor Home Co. Ltd., Class A	6,400	12,478
	Dashang Co. Ltd., Class A	12,618	38,931
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	23,846
	Dazzle Fashion Co. Ltd., Class A	7,000	19,332
	DBG Technology Co. Ltd., Class A	11,100	21,776
	Deppon Logistics Co. Ltd., Class A	6,000	10,789
#	Dexin China Holdings Co. Ltd.	150,000	50,876
	DHC Software Co. Ltd., Class A	27,900	31,544
	Dian Diagnostics Group Co. Ltd., Class A	5,900	27,263
	Digital China Group Co. Ltd., Class A	8,002	19,055
	Digital China Information Service Co. Ltd., Class A	10,300	22,927
	Dong-E-E-Jiao Co. Ltd., Class A	6,500	38,887
*	Dongfang Electronics Co. Ltd., Class A	20,400	23,313
	Dongfeng Motor Group Co. Ltd., Class H	476,000	419,758
	Dongguan Development Holdings Co. Ltd., Class A	12,900	19,956
	Dongjiang Environmental Co. Ltd., Class H	33,400	16,082
	Dongxing Securities Co. Ltd., Class A	36,800	61,557
	Dongyue Group Ltd.	29,000	35,494
*	DouYu International Holdings Ltd., ADR	30,580	64,218
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	26,415
	East Group Co. Ltd., Class A	21,900	29,328
	Edvantage Group Holdings Ltd.	46,000	19,797
	EEKA Fashion Holdings Ltd.	32,500	52,053
	Essex Bio-technology Ltd.	43,000	28,246
	Eternal Asia Supply Chain Management Ltd., Class A	20,300	16,773
*	Ev Dynamics Holdings Ltd.	430,000	4,469
	EVA Precision Industrial Holdings Ltd.	164,000	30,797
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	32,760
	Fanhua, Inc., Sponsored ADR	7,766	53,818
	FAWER Automotive Parts Co. Ltd., Class A	15,600	15,496
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	9,620	24,839
*	FIH Mobile Ltd.	758,000	116,327
	Financial Street Holdings Co. Ltd., Class A	39,900	35,591
	Fosun International Ltd.	555,000	629,728
	FriendTimes, Inc.	88,000	15,008
	Fufeng Group Ltd.	256,000	93,820
	Fujian Funeng Co. Ltd., Class A	19,100	38,285
	Fujian Green Pine Co. Ltd., Class A	9,600	12,833
	Fujian Longking Co. Ltd., Class A	24,700	31,338
	Fujian Star-net Communication Co. Ltd., Class A	5,600	19,431
	Fujian Sunner Development Co. Ltd., Class A	13,100	43,666
	Fulongma Group Co. Ltd., Class A	10,300	20,331
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	11,944
	Gansu Shangfeng Cement Co. Ltd., Class A	7,600	23,727
	GCI Science & Technology Co. Ltd., Class A	10,000	32,705
	Gemdale Corp., Class A	50,904	103,763
	Gemdale Properties & Investment Corp. Ltd.	1,076,000	120,145
*	Genimous Technology Co. Ltd., Class A	25,100	26,499
	GF Securities Co. Ltd., Class H	166,400	288,426
	Giant Network Group Co. Ltd., Class A	20,000	30,872
*	Glorious Property Holdings Ltd.	64,000	1,934
*	Glory Sun Financial Group Ltd.	1,808,000	42,792
	Golden Eagle Retail Group Ltd.	46,000	34,171
*	Golden Wheel Tiandi Holdings Co. Ltd.	110,000	2,193
	Goldenmax International Technology Ltd., Class A	9,000	16,639

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldlion Holdings Ltd.	60,000	$12,540
*	Goodbaby International Holdings Ltd.	272,000	38,532
*	Grand Baoxin Auto Group Ltd.	153,000	12,590
#	Grand Pharmaceutical Group Ltd., Class L	174,500	123,856
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	41,663
	Greattown Holdings Ltd., Class A	24,300	13,739
	Greatview Aseptic Packaging Co. Ltd.	145,000	55,703
#	Greenland Hong Kong Holdings Ltd.	219,000	43,127
	Greentown China Holdings Ltd.	160,500	264,995
*	Guangdong Advertising Group Co. Ltd., Class A	27,400	19,905
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	18,285
*	Guangdong HEC Technology Holding Co. Ltd., Class A	19,200	22,292
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	9,820
	Guangdong Tapai Group Co. Ltd., Class A	11,600	18,609
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	21,795
*	Guanghui Energy Co. Ltd., Class A	85,650	78,979
*	Guangshen Railway Co. Ltd., Class H	294,000	51,774
	Guangxi Liugong Machinery Co. Ltd., Class A	17,000	19,356
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	5,700	14,784
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	39,700	19,604
	Guangzhou Baiyun International Airport Co. Ltd., Class A	23,000	49,713
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	76,605
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	45,147
#	Guangzhou R&F Properties Co. Ltd., Class H	306,800	136,559
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	1,300	7,644
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	19,595
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	18,130
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	18,503	19,271
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	26,576
	Guomai Technologies, Inc., Class A	21,300	19,774
*	Guosheng Financial Holding, Inc., Class A	16,000	21,890
	Guoyuan Securities Co. Ltd., Class A	62,010	70,252
*	Hainan Meilan International Airport Co. Ltd., Class H	38,000	101,256
	Hainan Strait Shipping Co. Ltd., Class A	24,000	21,552
	Haitian International Holdings Ltd.	96,000	249,760
	Haitong Securities Co. Ltd., Class H	248,800	223,899
	Hand Enterprise Solutions Co. Ltd., Class A	15,300	19,607
	Hangcha Group Co. Ltd., Class A	8,200	20,640
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	22,492
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	30,400	28,441
	Hangzhou Century Co. Ltd., Class A	17,800	17,559
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	11,520
*Ω	Harbin Bank Co. Ltd., Class H	258,000	26,569
	Harbin Electric Co. Ltd., Class H	106,000	35,168
*	Harbin Pharmaceutical Group Co. Ltd., Class A	112,200	53,500
††	Harmonicare Medical Holdings Ltd.	118,000	5,789
	HBIS Resources Co. Ltd., Class A	5,700	14,464
#*	HC Group, Inc.	168,000	16,073
	Health & Happiness H&H International Holdings Ltd.	33,500	56,296
	Hebei Construction Group Corp. Ltd., Class H	58,000	10,468
	Hello Group, Inc., Sponsored ADR	35,884	349,151
	Henan Pinggao Electric Co. Ltd., Class A	20,100	26,469
	Henan Shenhuo Coal & Power Co. Ltd., Class A	32,400	56,188
	Henan Thinker Automatic Equipment Co. Ltd., Class A	5,600	19,476
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	20,418
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	21,419
#	Hengan International Group Co. Ltd.	97,500	476,610
	Hengtong Optic-electric Co. Ltd., Class A	23,600	52,534
	Hengyi Petrochemical Co. Ltd., Class A	47,400	75,888

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hesteel Co. Ltd., Class A	133,300	$50,187
	Hexing Electrical Co. Ltd., Class A	5,492	10,812
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	89,151
*	Holitech Technology Co. Ltd., Class A	31,600	17,665
*	Homeland Interactive Technology Ltd.	52,000	10,826
	Hongda Xingye Co. Ltd., Class A	24,900	20,477
*	Honghua Group Ltd.	573,000	18,128
*††Ω	Honworld Group Ltd.	49,000	3,617
Ω	Hope Education Group Co. Ltd.	396,000	51,063
	Hopson Development Holdings Ltd.	169,500	353,181
	Huaan Securities Co. Ltd., Class A	44,460	35,203
	Huafa Industrial Co. Ltd. Zhuhai, Class A	22,100	22,115
*	Huafon Microfibre Shanghai Technology Co. Ltd.	20,900	15,287
	Huafu Fashion Co. Ltd., Class A	27,700	20,242
	Huaibei Mining Holdings Co. Ltd., Class A	21,800	38,747
	Huapont Life Sciences Co. Ltd., Class A	24,200	23,665
Ω	Huatai Securities Co. Ltd., Class H	206,600	367,255
	Huaxi Securities Co. Ltd., Class A	25,400	36,325
	Huaxin Cement Co. Ltd., Class A	17,300	50,664
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	37,876
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	33,971
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,500	44,971
*	Huishang Bank Corp. Ltd., Class H	173,800	56,790
*	Hunan Gold Corp. Ltd., Class A	19,200	31,463
	Hunan Valin Steel Co. Ltd., Class A	89,800	78,353
*	HUYA, Inc., ADR	11,045	73,118
	Hytera Communications Corp. Ltd., Class A	23,700	17,703
*	HyUnion Holding Co. Ltd., Class A	23,200	28,511
*Ω	iDreamSky Technology Holdings Ltd.	71,600	46,735
	IKD Co. Ltd., Class A	4,900	14,355
Ω	IMAX China Holding, Inc.	13,500	19,271
	Infore Environment Technology Group Co. Ltd., Class A	36,100	34,867
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,000	53,719
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	12,600	44,318
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,700	68,334
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	23,504
	Inner Mongolia Yitai Coal Co. Ltd., Class H	28,300	25,886
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	29,400	40,405
*	IRICO Group New Energy Co. Ltd., Class H	3,400	8,109
	IVD Medical Holding Ltd.	56,000	23,312
	JH Educational Technology, Inc.	40,000	15,470
	Jiangling Motors Corp. Ltd., Class A	5,500	13,689
#*	Jiangnan Group Ltd.	1,026,000	39,214
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	44,757
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	20,687
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,000	49,465
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	21,175
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,300	29,509
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	32,137
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,900	30,071
	Jiangsu Provincial Agricultural Reclamation & Development Corp	12,900	21,631
	Jiangsu Shagang Co. Ltd., Class A	21,700	19,282
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,400	39,457
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	21,600	21,205
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	59,800	40,826
	Jiangxi Bank Co. Ltd., Class H	66,000	21,752
	Jiangxi Copper Co. Ltd., Class H	181,000	296,796
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	9,600	19,443

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	$18,255
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	21,017
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	17,819
	Jiayuan International Group Ltd.	217,418	75,547
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	32,411	10,375
	Jinduicheng Molybdenum Co. Ltd., Class A	20,700	20,753
#	Jingrui Holdings Ltd.	113,000	29,760
*	JinkoSolar Holding Co. Ltd., ADR	9,956	439,358
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	71,700	119,251
	Jinneng Science&Technology Co. Ltd., Class A	14,000	31,179
	Jiuzhitang Co. Ltd., Class A	14,600	20,670
	Jizhong Energy Resources Co. Ltd., Class A	32,800	26,296
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	49,676
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	50,135
	Joy City Property Ltd.	762,000	37,206
	JSTI Group, Class A	22,800	22,324
	Ju Teng International Holdings Ltd.	128,000	26,082
	JY Grandmark Holdings Ltd.	50,000	16,519
	Kaisa Prosperity Holdings Ltd.	9,000	12,329
	Kaiser China Cultural Co. Ltd., Class A	14,400	16,277
	Kaishan Group Co. Ltd., Class A	9,700	23,451
*Ω	Kangda International Environmental Co. Ltd.	94,000	9,192
*	Kasen International Holdings Ltd.	167,000	15,889
	Kehua Data Co. Ltd., Class A	4,900	24,170
	Kinetic Development Group Ltd.	342,000	24,098
	Kingboard Holdings Ltd.	148,000	714,503
	Kingfa Sci & Tech Co. Ltd., Class A	28,500	51,171
	Kingsoft Corp. Ltd.	148,000	665,092
	Konka Group Co. Ltd., Class A	21,700	20,035
	KPC Pharmaceuticals, Inc., Class A	16,600	24,924
	Kunlun Energy Co. Ltd.	630,000	653,340
	Kunlun Tech Co. Ltd., Class A	14,100	41,815
	Kunming Yunnei Power Co. Ltd., Class A	42,200	22,674
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	11,400	19,036
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	7,600	22,019
	KWG Group Holdings Ltd.	290,500	158,841
	KWG Living Group Holdings Ltd.	152,000	66,867
	Lao Feng Xiang Co. Ltd., Class A	2,200	15,796
*	Launch Tech Co. Ltd., Class H	62,500	27,776
	Lee & Man Chemical Co. Ltd.	38,000	33,487
	Lee & Man Paper Manufacturing Ltd.	278,000	190,391
	Lee's Pharmaceutical Holdings Ltd.	48,000	18,519
Ω	Legend Holdings Corp., Class H	95,700	133,154
	Leo Group Co. Ltd., Class A	102,800	37,601
	Lepu Medical Technology Beijing Co. Ltd., Class A	17,700	57,885
	Lianhe Chemical Technology Co. Ltd., Class A	10,100	27,358
	Liaoning Port Co. Ltd., Class H	284,000	25,934
	Lier Chemical Co. Ltd., Class A	5,400	24,602
*	Lifestyle China Group Ltd.	124,000	18,506
*	Lingyi iTech Guangdong Co., Class A	41,900	40,715
	Livzon Pharmaceutical Group, Inc., Class H	21,800	77,761
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,100	38,627
	Logan Group Co. Ltd.	226,000	140,694
	Loncin Motor Co. Ltd., Class A	38,300	29,682
	Long Yuan Construction Group Co. Ltd., Class A	13,100	11,272
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	20,836
	Lonking Holdings Ltd.	411,000	119,891
	Luenmei Quantum Co. Ltd., Class A	23,600	30,441
	Luolai Lifestyle Technology Co. Ltd., Class A	7,800	17,724

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Luoniushan Co. Ltd., Class A	14,800	$15,592
	Luxi Chemical Group Co. Ltd., Class A	20,200	45,197
*Ω	Luye Pharma Group Ltd.	327,500	143,050
*	LVGEM China Real Estate Investment Co. Ltd.	210,000	39,627
	Maanshan Iron & Steel Co. Ltd., Class H	130,000	50,998
*Ω	Maoyan Entertainment	53,600	69,136
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	18,355
*	Meilleure Health International Industry Group Ltd.	432,000	25,174
*Ω	Meitu, Inc.	269,000	53,334
	Metallurgical Corp. of China Ltd., Class H	576,000	154,474
#Ω	Midea Real Estate Holding Ltd.	57,800	85,393
	Minmetals Land Ltd.	340,000	37,146
Ω	Minsheng Education Group Co. Ltd.	128,000	13,532
	Minth Group Ltd.	98,000	453,197
	MLS Co. Ltd., Class A	20,900	43,322
*	MMG Ltd.	552,000	179,226
	Modern Land China Co. Ltd.	247,600	4,771
	Monalisa Group Co. Ltd., Class A	5,300	20,335
*	Montnets Cloud Technology Group Co. Ltd., Class A	6,900	15,334
*	Nan Hai Corp. Ltd.	1,800,000	8,994
	NanJi E-Commerce Co. Ltd., Class A	27,200	25,153
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	43,109
*	Nanjing Sample Technology Co. Ltd., Class H	29,500	23,817
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	21,200	35,269
	NetDragon Websoft Holdings Ltd.	34,000	85,820
	New China Life Insurance Co. Ltd., Class H	150,400	428,976
*	New World Department Store China Ltd.	124,000	19,436
	Newland Digital Technology Co. Ltd., Class A	9,700	25,152
	Nexteer Automotive Group Ltd.	186,000	204,735
	Nine Dragons Paper Holdings Ltd.	370,000	369,582
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,500	26,628
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,900	31,421
	Ningbo Joyson Electronic Corp., Class A	14,800	43,117
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	24,714
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	22,328
	Northeast Securities Co. Ltd., Class A	37,100	49,691
*	Oceanwide Holdings Co. Ltd., Class A	49,000	14,007
	Offshore Oil Engineering Co. Ltd., Class A	62,700	44,288
	Opple Lighting Co. Ltd., Class A	6,900	20,715
	ORG Technology Co. Ltd., Class A	27,900	26,197
*	Orient Group, Inc., Class A	68,600	31,132
Ω	Orient Securities Co. Ltd., Class H	58,800	46,086
	Pacific Online Ltd.	71,000	11,718
	PAX Global Technology Ltd.	120,000	86,918
	PCI Technology Group Co. Ltd., Class A	18,500	25,067
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	57,584	29,561
	PhiChem Corp., Class A	4,600	16,845
	PICC Property & Casualty Co. Ltd., Class H	1,052,000	980,204
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	35,800	50,971
*	Polaris Bay Group Co. Ltd., Class A	6,800	9,891
	Poly Property Group Co. Ltd.	498,000	130,945
*	Pou Sheng International Holdings Ltd.	447,000	71,786
	Powerlong Real Estate Holdings Ltd.	329,000	183,640
	Pujiang International Group Ltd.	26,000	10,710
	Q Technology Group Co. Ltd.	46,000	50,019
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	18,051
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	17,137
	Qingdao Gon Technology Co. Ltd., Class A	4,200	16,746
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	25,376

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	54,000	$31,902
	Qinhuangdao Port Co. Ltd., Class H	148,000	23,845
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	16,510
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	17,511
*Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	62,079
Ω	Redco Properties Group Ltd.	156,000	53,669
	Redsun Properties Group Ltd.	178,000	60,546
	Renhe Pharmacy Co. Ltd., Class A	12,900	14,919
	Renrui Human Resources Technology Holdings Ltd.	10,400	11,773
	RiseSun Real Estate Development Co. Ltd., Class A	55,800	39,272
	Riyue Heavy Industry Co. Ltd., Class A	5,100	22,523
	Rongan Property Co. Ltd., Class A	54,000	20,485
	Ronshine China Holdings Ltd.	111,500	46,122
	Sai Micro Electronics, Inc., Class A	8,000	26,920
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	23,440
	Sealand Securities Co. Ltd., Class A	60,600	37,306
	Seazen Group Ltd.	444,190	300,496
*	Secoo Holding Ltd., ADR	6,799	2,502
	SGIS Songshan Co. Ltd., Class A	27,100	18,967
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,416	48,592
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	50,484
	Shandong Chenming Paper Holdings Ltd., Class H	93,000	42,660
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	5,400	21,027
	Shandong Humon Smelting Co. Ltd., Class A	11,000	19,267
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,800	27,468
	Shandong Longda Meishi Co. Ltd., Class A	14,400	20,223
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	41,600	21,981
	Shandong Publishing & Media Co. Ltd., Class A	25,200	23,530
	Shandong Sun Paper Industry JSC Ltd., Class A	32,000	56,466
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	384,800	474,224
	Shandong Xiantan Co. Ltd., Class A	20,500	27,729
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	28,600	15,541
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	13,900	21,466
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	49,000	19,057
	Shanghai AJ Group Co. Ltd., Class A	15,900	16,235
	Shanghai Bailian Group Co. Ltd., Class A	17,600	32,786
	Shanghai Construction Group Co. Ltd., Class A	83,100	43,083
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	7,400	22,288
	Shanghai Electric Group Co. Ltd., Class H	238,000	65,492
	Shanghai Environment Group Co. Ltd., Class A	11,300	20,739
	Shanghai Industrial Development Co. Ltd., Class A	59,300	35,356
	Shanghai Industrial Holdings Ltd.	71,000	104,743
	Shanghai Industrial Urban Development Group Ltd.	426,800	41,236
	Shanghai Jin Jiang Capital Co. Ltd., Class H	236,000	88,196
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	9,900	20,085
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	9,200	19,787
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	20,100
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,400	35,624
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	17,912
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	39,277
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,200	254,212
	Shanghai RAAS Blood Products Co. Ltd., Class A	78,900	83,605
	Shanghai Shimao Co. Ltd., Class A	52,400	27,017
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	16,855
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,400	19,702
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	44,739
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	18,141
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	44,200	64,357
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	21,800	47,151

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	$17,314
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	13,893
	Shanxi Coking Co. Ltd., Class A	25,200	20,817
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	57,530	71,129
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	29,117
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	42,400	81,027
*	Shanxi Meijin Energy Co. Ltd., Class A	36,800	77,789
	Shanxi Securities Co. Ltd., Class A	45,300	42,251
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	60,400	65,104
	Shanying International Holding Co. Ltd., Class A	45,500	22,578
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	82,381
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	15,917
*	Shenzhen Airport Co. Ltd., Class A	18,000	21,286
	Shenzhen Aisidi Co. Ltd., Class A	14,000	22,017
	Shenzhen Center Power Tech Co. Ltd., Class A	8,100	22,299
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	21,944
	Shenzhen Comix Group Co. Ltd., Class A	11,600	12,989
	Shenzhen Das Intellitech Co. Ltd., Class A	39,700	24,367
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	11,400	25,294
	Shenzhen Gas Corp. Ltd., Class A	10,200	12,502
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,500	15,234
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	18,412
	Shenzhen International Holdings Ltd.	227,526	230,877
	Shenzhen Investment Ltd.	601,199	141,211
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	12,300	19,403
	Shenzhen Jinjia Group Co. Ltd., Class A	13,300	35,865
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	18,420
	Shenzhen Kaifa Technology Co. Ltd., Class A	14,200	29,960
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,700	30,518
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	21,686
*	Shenzhen MTC Co. Ltd., Class A	62,300	42,330
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	7,879
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	31,859
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	22,999
*	Shenzhen SDG Information Co. Ltd., Class A	18,100	17,501
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	12,679
	Shenzhen Tagen Group Co. Ltd., Class A	12,900	12,461
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	19,094
	Shenzhen World Union Group, Inc., Class A	22,800	12,721
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	24,996	20,187
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	29,172
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	12,000	25,051
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	10,500	54,181
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	9,953
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	43,252
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	14,100	13,571
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,660	61,450
	Shimao Group Holdings Ltd.	11,500	8,475
	Shinva Medical Instrument Co. Ltd., Class A	7,100	24,341
	Shoucheng Holdings Ltd.	70,000	12,880
	Shougang Fushan Resources Group Ltd.	483,728	148,426
	Shui On Land Ltd.	685,000	96,839
*	Sichuan Development Lomon Co. Ltd., Class A	22,100	39,156
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	16,822
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	97,600	54,076
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,600	37,849
*	Sichuan Languang Development Co. Ltd., Class A	68,700	21,500
	Sichuan Shuangma Cement Co. Ltd., Class A	6,200	21,689
	Sieyuan Electric Co. Ltd., Class A	5,500	39,607

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinochem International Corp., Class A	58,300	$70,161
	Sinofert Holdings Ltd.	518,000	69,415
	Sinolink Securities Co. Ltd., Class A	30,400	49,812
	Sinoma International Engineering Co., Class A	72,700	117,497
	Sinoma Science & Technology Co. Ltd., Class A	9,000	42,043
#	Sino-Ocean Group Holding Ltd.	634,000	155,708
	Sinopec Engineering Group Co. Ltd., Class H	265,000	129,272
	Sinopec Kantons Holdings Ltd.	180,000	68,780
	Sinopharm Group Co. Ltd., Class H	234,400	524,305
	Sinosoft Technology Group Ltd.	53,000	5,351
	Sinotrans Ltd., Class H	409,000	133,147
	Sinotruk Hong Kong Ltd.	128,500	191,138
	Skyfame Realty Holdings Ltd.	412,000	44,418
	Skyworth Digital Co. Ltd., Class A	14,600	28,899
*	Skyworth Group Ltd.	249,749	147,552
	Smoore International Holdings Ltd.	1,212,000	3,435
*	SOHO China Ltd.	399,500	87,276
	SooChow Securities Co. Ltd., Class A	48,490	59,978
*	South Manganese Investment Ltd.	131,000	15,546
	Southwest Securities Co. Ltd., Class A	72,100	54,400
	SSY Group Ltd.	248,000	110,243
*	Starrise Media Holdings Ltd.	82,000	1,716
*	STO Express Co. Ltd., Class A	17,500	24,514
*	Sumavision Technologies Co. Ltd., Class A	14,800	18,103
	Sun Art Retail Group Ltd.	314,500	114,849
	Sunac China Holdings Ltd.	515,000	634,645
*Ω	Sunac Services Holdings Ltd.	9,491	10,797
	Sunflower Pharmaceutical Group Co. Ltd., Class A	8,700	18,974
	Sunfly Intelligent Technology Co. Ltd., Class A	10,600	18,735
*	Suning Universal Co. Ltd., Class A	36,974	23,629
*Ω	Sunshine 100 China Holdings Ltd.	231,000	11,703
	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	21,993
	Suofeiya Home Collection Co. Ltd., Class A	7,400	25,470
	Supremex, Inc.	4,400	10,973
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	25,274
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,600	72,959
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	28,600	26,119
	SY Holdings Group Ltd.	66,500	63,249
	Symphony Holdings Ltd.	280,000	39,137
	Tangrenshen Group Co. Ltd., Class A	21,700	28,073
	Tangshan Jidong Cement Co. Ltd., Class A	22,800	41,236
	TangShan Port Group Co. Ltd., Class A	58,200	24,965
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	31,713
	TCL Electronics Holdings Ltd.	176,000	89,615
	Ten Pao Group Holdings Ltd.	40,000	10,840
††	Tenwow International Holdings Ltd.	120,000	1,097
	Texhong Textile Group Ltd.	61,000	78,860
	Tian An China Investment Co. Ltd.	115,000	60,685
	Tian Di Science & Technology Co. Ltd., Class A	50,500	30,417
*	Tian Shan Development Holding Ltd.	62,000	16,354
	Tiangong International Co. Ltd.	194,000	96,293
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	42,471
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	42,900	41,582
	Tianjin Port Development Holdings Ltd.	346,000	28,435
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	26,200	105,970
	Tianli Education International Holdings Ltd.	165,000	40,419
	Tianma Microelectronics Co. Ltd., Class A	34,900	65,751
#	Tianneng Power International Ltd.	136,000	140,285
*	Tianyun International Holdings Ltd.	66,000	12,374

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources Ltd.	488,000	$36,137
	Times China Holdings Ltd.	115,000	44,572
	Tomson Group Ltd.	94,160	24,634
	Tong Ren Tang Technologies Co. Ltd., Class H	91,000	85,376
*	Tongcheng Travel Holdings Ltd.	148,400	305,372
*	Tongda Group Holdings Ltd.	1,285,000	33,625
*	Tongdao Liepin Group	25,800	62,519
	TongFu Microelectronics Co. Ltd., Class A	17,900	49,475
*	Tongguan Gold Group Ltd.	82,000	7,865
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	24,240
	Tongling Nonferrous Metals Group Co. Ltd., Class A	108,200	58,449
	Tongyu Heavy Industry Co. Ltd., Class A	39,700	20,301
	Top Spring International Holdings Ltd.	79,000	10,431
	Topsec Technologies Group, Inc., Class A	14,400	34,721
	TravelSky Technology Ltd., Class H	138,000	258,618
	Tree Island Steel Ltd.	2,700	10,408
*	Trigiant Group Ltd.	238,000	16,593
*	Trip.com Group Ltd.	850	22,619
	TRS Information Technology Corp. Ltd., Class A	14,500	25,256
	Truly International Holdings Ltd.	306,000	123,626
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	34,600	11,223
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	8,900	5,760
	Unilumin Group Co. Ltd., Class A	16,800	20,990
	Uni-President China Holdings Ltd.	182,000	172,014
	United Energy Group Ltd.	1,384,000	204,955
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	15,100	32,881
††	Untrade.CTEG	532,000	4,353
	Valiant Co. Ltd., Class A	9,300	31,569
	Vatti Corp. Ltd., Class A	9,200	8,493
#	Vinda International Holdings Ltd.	54,000	145,320
*	Viomi Technology Co. Ltd., ADR	7,930	16,257
*	Vipshop Holdings Ltd., ADR	69,641	648,358
Ω	Virscend Education Co. Ltd.	194,000	11,445
	Visual China Group Co. Ltd., Class A	10,700	29,549
	Wangneng Environment Co. Ltd., Class A	8,300	24,334
	Wangsu Science & Technology Co. Ltd., Class A	21,800	20,055
	Wanguo International Mining Group Ltd.	38,000	8,612
	Wanxiang Qianchao Co. Ltd., Class A	44,640	39,726
#	Wasion Holdings Ltd.	84,000	34,254
	Wasu Media Holding Co. Ltd., Class A	15,600	18,830
	Wellhope Foods Co. Ltd., Class A	8,300	14,137
	West China Cement Ltd.	528,000	88,933
	Western Securities Co. Ltd., Class A	59,400	71,552
	Wisdom Education International Holdings Co. Ltd.	126,000	8,651
	Wolong Electric Group Co. Ltd., Class A	8,500	20,036
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	50,546
	Wuhan Department Store Group Co. Ltd., Class A	11,700	19,942
	Wuhu Token Science Co. Ltd., Class A	36,000	58,711
	Wuxi Boton Technology Co. Ltd., Class A	4,700	15,562
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	20,093
	XCMG Construction Machinery Co. Ltd., Class A	56,900	50,964
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	67,500	42,621
	Xiamen C & D, Inc., Class A	33,800	50,016
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,200	16,506
	Xiamen International Port Co. Ltd., Class H	108,000	11,817
	Xiamen ITG Group Corp. Ltd., Class A	19,700	21,635
	Xiamen Xiangyu Co. Ltd., Class A	17,500	22,112
*	Xinchen China Power Holdings Ltd.	86,000	7,777
	Xinfengming Group Co. Ltd., Class A	19,600	41,171

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xingda International Holdings Ltd.	271,932	$59,730
	Xingfa Aluminium Holdings Ltd.	46,000	51,694
	Xinhuanet Co. Ltd., Class A	8,300	24,214
	Xinjiang Communications Construction Group Co. Ltd., Class A	12,300	22,045
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	83,000	144,700
	Xinjiang Tianshan Cement Co. Ltd., Class A	11,600	25,260
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	138,000	21,928
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	26,100	43,791
#	Xinte Energy Co. Ltd., Class H	53,600	99,502
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	38,300	28,049
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	11,800	29,891
	Xinyi Energy Holdings Ltd.	78,000	39,136
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	28,606
	Xuji Electric Co. Ltd., Class A	8,700	32,930
*	YaGuang Technology Group Co. Ltd., Class A	13,100	16,519
	Yango Group Co. Ltd., Class A	45,200	20,480
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	22,500	32,311
	Yankuang Energy Group Co. Ltd., Class H	332,000	703,391
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	23,561
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	8,100	17,460
	Yeebo International Holdings Ltd.	102,000	36,949
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	81,745
	Yifan Pharmaceutical Co. Ltd., Class A	12,000	32,538
	Yincheng International Holding Co. Ltd.	58,000	23,186
	Yintai Gold Co. Ltd., Class A	30,600	40,090
#	Yip's Chemical Holdings Ltd.	78,000	43,125
	Yixintang Pharmaceutical Group Co. Ltd., Class A	5,000	23,780
	Yotrio Group Co. Ltd., Class A	32,900	16,610
	Youngor Group Co. Ltd., Class A	46,384	48,655
*	Youzu Interactive Co. Ltd., Class A	9,300	17,745
*	Yuan Heng Gas Holdings Ltd.	264,000	19,298
	Yuexiu Property Co. Ltd.	254,000	258,088
*	Yunnan Aluminium Co. Ltd., Class A	29,900	52,405
	Yunnan Copper Co. Ltd., Class A	13,500	25,993
*	Yunnan Tin Co. Ltd., Class A	14,000	44,670
	Yutong Bus Co. Ltd., Class A	23,600	37,448
	Yuzhou Group Holdings Co. Ltd.	348,088	28,115
*	Zall Smart Commerce Group Ltd.	380,000	22,383
	ZBOM Home Collection Co. Ltd., Class A	7,100	29,214
*	Zepp Health Corp., ADR	8,106	40,368
	Zhaojin Mining Industry Co. Ltd., Class H	213,500	171,290
*	Zhejiang Century Huatong Group Co. Ltd., Class A	82,300	88,019
	Zhejiang China Commodities City Group Co. Ltd., Class A	58,100	41,201
	Zhejiang Communications Technology Co. Ltd.	26,100	22,791
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	27,600	19,217
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	28,251
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	10,200	21,301
	Zhejiang Hailiang Co. Ltd., Class A	17,900	32,356
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	17,893
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	21,452
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	44,288
*	Zhejiang Jingu Co. Ltd., Class A	21,900	25,603
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	19,995
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	13,500	36,347
	Zhejiang Longsheng Group Co. Ltd., Class A	40,900	80,469
	Zhejiang Medicine Co. Ltd., Class A	8,100	19,430
	Zhejiang Narada Power Source Co. Ltd., Class A	9,500	16,555
	Zhejiang Runtu Co. Ltd., Class A	8,300	11,859
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	43,955

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	$23,908
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	17,146
	Zhejiang Wanliyang Co. Ltd., Class A	16,100	27,397
	Zhejiang Wanma Co. Ltd., Class A	15,200	18,009
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	20,571
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	9,400	32,314
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	25,505
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	23,368
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	56,051
	Zhenro Properties Group Ltd.	213,000	101,167
*	Zhong An Group Ltd.	445,000	17,230
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	75,800	261,039
	Zhongji Innolight Co. Ltd., Class A	5,200	29,535
	Zhongjin Gold Corp. Ltd., Class A	53,000	66,909
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	25,200	26,417
*	Zhongtian Financial Group Co. Ltd., Class A	82,600	32,346
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	16,580
	Zhuguang Holdings Group Co. Ltd.	302,000	65,243
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,000	17,877
	Zhuzhou Kibing Group Co. Ltd., Class A	26,800	67,506
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	47,574
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	108,200	70,867
TOTAL CHINA			56,423,421
COLOMBIA — (0.0%)
	Cementos Argos SA	18,041	29,453
	Grupo Argos SA	26,485	108,281
	Mineros SA	19,935	18,936
TOTAL COLOMBIA			156,670
DENMARK — (1.7%)
*	ALK-Abello AS	19	8,023
	Alm Brand AS	128,760	244,115
*	Bang & Olufsen AS	20,682	72,259
	BankNordik P/F	1,321	29,759
*	Bavarian Nordic AS	24,486	720,704
*	Brodrene Hartmann AS	569	29,114
	Columbus AS	23,788	34,284
	D/S Norden AS	9,351	212,844
	Danske Bank AS	71,859	1,394,872
*	Dfds AS	11,552	563,926
*	Drilling Co. of 1972 AS	4,469	174,319
	FLSmidth & Co. AS	19,040	641,841
	Fluegger Group AS	94	8,554
	Gabriel Holding AS	100	9,814
	GronlandsBANKEN AS	210	19,479
	H Lundbeck AS	22,377	569,359
*	H+H International AS, Class B	6,441	199,050
*	Harboes Bryggeri AS, Class B	929	11,237
*	ISS AS	2,423	45,650
*	Jyske Bank AS	18,173	1,070,430
	Matas AS	12,783	213,734
*	Nilfisk Holding AS	6,491	228,659
*	NKT AS	15,364	646,818
Ω	NNIT AS	4,000	58,680
	North Media AS	2,598	38,633
	Per Aarsleff Holding AS	6,871	309,596
	Ringkjoebing Landbobank AS	9,222	1,214,046

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool International AS, Class A	983	$319,660
	Rockwool International AS, Class B	593	227,125
*	RTX AS	1,806	45,336
Ω	Scandinavian Tobacco Group AS, Class A	23,318	502,670
	Schouw & Co. AS	3,920	331,522
	Solar AS, Class B	1,863	199,759
	SP Group AS	1,806	100,002
	Spar Nord Bank AS	31,566	453,932
*	Sparekassen Sjaelland-Fyn AS	4,505	138,967
	Sydbank AS	21,878	772,239
	TCM Group AS	1,640	34,212
*	Tivoli AS	485	59,448
	Topdanmark AS	12,437	711,313
*	TORM PLC, Class A	9,024	64,539
	Tryg AS	12,821	303,804
TOTAL DENMARK			13,034,327
FINLAND — (1.8%)
	Aktia Bank Oyj	15,450	200,436
	Alandsbanken Abp, Class B	2,284	91,799
	Anora Group Oyj	9,096	103,269
	Apetit Oyj	1,113	15,525
	Aspo Oyj	4,867	60,468
	Atria Oyj	3,506	44,349
	Bittium Oyj	5,009	27,773
	Cargotec Oyj, Class B	11,840	591,136
	Digia Oyj	4,078	33,170
Ω	Enento Group Oyj	5,399	196,165
*	Finnair Oyj	217,618	161,032
	Fiskars Oyj Abp	10,426	259,399
	Glaston Oyj ABP	8,852	10,791
	HKScan Oyj, Class A	16,407	29,757
	Huhtamaki Oyj	22,409	883,446
	Kemira Oyj	33,361	490,377
	Konecranes Oyj	15,607	627,785
	Lassila & Tikanoja Oyj	10,732	148,286
	Metsa Board Oyj, Class A	2,149	23,739
	Metsa Board Oyj, Class B	53,646	578,335
	Nokian Renkaat Oyj	35,204	1,190,246
	Olvi Oyj, Class A	3,990	216,507
	Oriola Oyj, Class A	4,300	10,423
	Oriola Oyj, Class B	29,203	71,803
*	Outokumpu Oyj	108,057	700,091
	Pihlajalinna Oyj	5,019	70,779
	Raisio Oyj, Class V	42,247	152,705
*	Rapala VMC Oyj	4,631	42,509
Ω	Rovio Entertainment Oyj	10,536	83,101
	Sanoma Oyj	19,907	300,675
*	SRV Group Oyj	13,474	7,797
	Stora Enso Oyj, Class R	155,035	3,156,055
	Taaleri Oyj	5,902	76,232
	Teleste Oyj	3,463	21,248
Ω	Terveystalo Oyj	24,553	320,512
	TietoEVRY Oyj	25,354	754,447
	Uponor Oyj	9,434	209,331
	Valmet Oyj	766	29,257
	Wartsila OYJ Abp	68,317	843,474

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	YIT Oyj	49,150	$244,163
TOTAL FINLAND			13,078,392
FRANCE — (4.5%)
	AKWEL	2,712	67,206
Ω	ALD SA	24,172	362,228
	Alstom SA	21,512	697,413
	Arkema SA	12,829	1,897,000
	Assystem SA	1,526	65,260
	Atos SE	19,282	691,201
	Axway Software SA	1,894	37,163
*	Beneteau SA	9,933	165,617
	Bigben Interactive	4,235	86,863
	Boiron SA	1,406	63,925
	Bollore SA	54,550	294,036
	Bonduelle SCA	4,405	103,615
	Bouygues SA	64,049	2,258,820
	Burelle SA	63	44,864
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	30,286
	Carrefour SA	127,642	2,429,230
*	Casino Guichard Perrachon SA	10,676	236,142
	CBo Territoria	7,931	32,767
*	Cegedim SA	2,088	52,169
*	CGG SA	221,863	184,684
	Chargeurs SA	4,216	106,191
*	Cie des Alpes	4,802	80,207
	Cie Plastic Omnium SA	10,733	249,642
	CNP Assurances	46,518	1,145,048
*	Coface SA	34,135	451,604
	Dassault Aviation SA	350	41,595
*	Derichebourg SA	23,770	298,927
	Eiffage SA	19,402	2,038,630
*	Ekinops SAS	1,214	9,936
*Ω	Elior Group SA	37,312	225,071
*	Elis SA	55,601	1,015,700
*	Etablissements Maurel et Prom SA	22,578	67,111
	Eurazeo SE	10,238	813,494
	Eutelsat Communications SA	49,650	615,650
*	Exel Industries, Class A	396	34,019
	Faurecia SE	29,772	1,292,072
	Fnac Darty SA	5,278	313,261
*	GL Events	2,532	49,660
	Groupe Crit	1,048	76,483
	Guerbet	1,606	59,974
*	Haulotte Group SA	3,429	19,943
	HEXAOM	1,004	43,369
	Imerys SA	9,471	435,244
	IPSOS	10,941	499,928
	Jacquet Metals SACA	3,994	98,328
	Korian SA	20,335	445,805
	Laurent-Perrier	749	85,154
	Linedata Services	828	37,256
	LISI	6,133	192,707
Ω	Maisons du Monde SA	8,713	198,939
	Manitou BF SA	2,169	80,811
	Manutan International	759	66,982
	Mersen SA	5,408	225,547
	Metropole Television SA	4,954	96,649
	Nexity SA	11,028	461,762

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	NRJ Group	4,700	$31,311
*	OL Groupe SA	4,185	9,470
	Orpea SA	11,130	488,654
	Quadient SA	8,855	180,956
*	Renault SA	53,065	2,108,931
	Rexel SA	82,278	1,833,944
	Rothschild & Co.	9,887	429,008
	Samse SA	262	60,012
	Savencia SA	1,209	87,312
	SCOR SE	44,838	1,529,540
	Seche Environnement SA	1,014	72,610
	SES SA	93,863	722,185
*Ω	SMCP SA	11,069	91,048
	Societe BIC SA	5,398	307,357
	Societe LDC SA	825	93,679
	Sopra Steria Group SACA	1,779	312,771
	SPIE SA	20,775	481,867
	Stef SA	927	108,165
	Synergie SE	2,390	90,783
*	Technip Energies NV	26,743	409,208
	Television Francaise 1	14,505	138,647
	Total Gabon	282	46,923
	Union Financiere de France BQE SA	1,688	31,394
	Valeo	46,989	1,315,156
*	Vallourec SA	33,645	299,285
	Vicat SA	5,468	226,595
	VIEL & Cie SA	3,477	22,633
	Vilmorin & Cie SA	1,759	99,436
*	Vranken-Pommery Monopole SA	1,043	21,508
*Ω	Worldline SA	642	31,118
*Ω	X-Fab Silicon Foundries SE	16,256	158,580
TOTAL FRANCE			33,613,274
GABON — (0.0%)
	ElvalHalcor SA	7,892	17,129
GERMANY — (4.9%)
	1&1 AG	12,889	343,065
	3U Holding AG	6,131	22,950
	7C Solarparken AG	11,883	55,355
	Aareal Bank AG	15,492	499,509
	ADVA Optical Networking SE	13,991	210,624
	Allgeier SE	1,469	77,411
	AlzChem Group AG	462	11,888
#*Ω	Aumann AG	2,278	36,123
	Aurubis AG	9,099	948,509
*	Bauer AG	3,014	33,343
	BayWa AG	4,365	183,827
	Bertrandt AG	1,769	103,527
*	Bijou Brigitte AG	1,477	37,936
	Bilfinger SE	8,529	296,992
*	Borussia Dortmund GmbH & Co. KGaA	12,941	62,743
	CANCOM SE	10,028	608,670
*	CECONOMY AG	43,289	192,643
	CENIT AG	2,127	33,033
	Cewe Stiftung & Co. KGAA	1,407	172,902
*	Commerzbank AG	270,278	2,333,932
*	Corestate Capital Holding SA	7,590	101,080
Ω	Covestro AG	53,053	3,182,808

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CropEnergies AG	8,453	$116,426
*	Deutz AG	37,189	254,805
	DMG Mori AG	950	44,908
	Draegerwerk AG & Co. KGaA	853	47,107
	Duerr AG	10,751	475,789
*	EDAG Engineering Group AG	1,985	24,337
	Elmos Semiconductor SE	1,610	100,126
*	ElringKlinger AG	8,059	95,882
	Encavis AG	14,413	227,054
	Evonik Industries AG	52,466	1,711,634
	FORTEC Elektronik AG	585	13,288
*	Fraport AG Frankfurt Airport Services Worldwide	10,524	718,860
	Freenet AG	31,842	867,234
	Fuchs Petrolub SE	7,500	251,701
	GEA Group AG	11,549	545,634
#	Gerresheimer AG	7,807	700,605
*	Gesco AG	2,252	61,097
*	Global Fashion Group SA	4,302	19,657
*	Grammer AG	689	14,124
*	H&R GmbH & Co. KGaA	4,152	34,617
	Hamburger Hafen und Logistik AG	7,205	154,780
#	HeidelbergCement AG	17,490	1,217,104
*	Highlight Communications AG	1,774	7,468
	Hornbach Baumarkt AG	2,409	129,118
	Hornbach Holding AG & Co. KGaA	2,788	427,118
	Hugo Boss AG	2,912	184,471
	Indus Holding AG	6,313	242,237
Ω	Instone Real Estate Group SE	11,773	209,495
	Jenoptik AG	14,121	516,806
Ω	JOST Werke AG	3,772	189,447
*	K+S AG	54,847	1,047,114
	KION Group AG	12,033	1,112,490
*	Kloeckner & Co. SE	21,008	237,269
*	Koenig & Bauer AG	4,538	141,501
	KPS AG	5,091	26,503
	Krones AG	3,496	347,186
	KSB SE & Co. KGaA	62	31,788
	KWS Saat SE & Co. KGaA	2,811	218,431
	Lanxess AG	23,507	1,431,228
	Leifheit AG	633	21,339
#*	Leoni AG	7,856	85,258
#*	Manz AG	474	24,804
*	Mediclin AG	5,270	20,102
*	Medigene AG	4,353	11,173
*	Medios AG	1,578	58,432
	METRO AG	31,320	319,707
	MLP SE	19,129	178,414
#*	Nordex SE	16,716	268,245
	Norma Group SE	7,582	275,359
	OHB SE	1,667	68,519
	Patrizia AG	11,479	249,537
#	PNE AG	14,192	134,827
	ProSiebenSat.1 Media SE	48,809	763,418
*	q.beyond AG	34,481	66,985
	Rheinmetall AG	10,083	1,054,176
	RTL Group SA	9,203	520,940
	S&T AG	8,109	148,928
*	SAF-Holland SE	12,608	158,987
*	Salzgitter AG	11,398	389,953

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Schloss Wachenheim AG	674	$15,119
Ω	Scout24 SE	16,939	1,012,011
*	SGL Carbon SE	9,662	67,444
#	Siltronic AG	1,160	151,478
*	Sixt SE	3,124	507,859
#	SMA Solar Technology AG	1,301	46,339
	Software AG	12,844	494,565
	Stabilus SA	6,716	452,266
	Suedzucker AG	21,097	295,375
*	SUESS MicroTec SE	4,556	98,254
	Surteco Group SE	1,940	71,335
	Syzygy AG	1,064	7,661
	Takkt AG	10,647	180,253
*	Talanx AG	13,657	653,641
	Technotrans SE	1,533	45,517
	Telefonica Deutschland Holding AG	282,256	810,292
*	thyssenkrupp AG	115,953	1,193,352
	United Internet AG	26,280	1,030,613
	Vossloh AG	2,393	115,365
	Wacker Chemie AG	3,537	516,190
	Wacker Neuson SE	9,700	243,681
	Wuestenrot & Wuerttembergische AG	7,805	164,751
	Zeal Network SE	3,579	152,862
TOTAL GERMANY			36,890,635
GREECE — (0.1%)
*	Alpha Services & Holdings SA	144,696	218,975
	Autohellas Tourist & Trading SA	2,402	25,940
	Bank of Greece	3,495	74,816
*	Ellaktor SA	18,682	26,346
*	Fourlis Holdings SA	10,074	48,701
	Hellenic Petroleum Holdings SA	9,333	69,356
*	Intracom Holdings SA	11,350	22,091
	JUMBO SA	809	12,033
*	LAMDA Development SA	5,410	42,731
	Motor Oil Hellas Corinth Refineries SA	6,394	102,396
*	Piraeus Financial Holdings SA	30,166	50,762
	Titan Cement International SA	6,516	101,946
TOTAL GREECE			796,093
HONG KONG — (2.1%)
	Analogue Holdings Ltd.	42,000	9,540
*	Apollo Future Mobility Group Ltd.	876,000	51,824
	Asia Financial Holdings Ltd.	32,000	14,210
	Associated International Hotels Ltd.	12,000	19,085
	Atlas Corp.	12,133	175,443
	Automated Systems Holdings Ltd.	110,400	20,252
	Bank of East Asia Ltd.	289,200	493,580
*	Beijing Energy International Holding Co. Ltd.	946,000	31,631
Ω	BOC Aviation Ltd.	44,800	376,642
	BOCOM International Holdings Co. Ltd.	178,000	29,280
††	Brightoil Petroleum Holdings Ltd.	238,000	8,586
	Build King Holdings Ltd.	120,000	14,162
*	Cathay Pacific Airways Ltd.	109,909	91,814
*	Century City International Holdings Ltd.	360,000	17,553
	Cheuk Nang Holdings Ltd.	37,997	12,494
	Chevalier International Holdings Ltd.	20,000	23,987
*	China Energy Development Holdings Ltd.	2,198,000	40,830

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	China Huiyuan Juice Group Ltd.	110,500	$4,969
Ω	China New Higher Education Group Ltd.	126,000	43,581
	Chow Sang Sang Holdings International Ltd.	95,000	125,863
	Chuang's China Investments Ltd.	220,000	12,194
	CITIC Telecom International Holdings Ltd.	397,000	144,548
	CK Life Sciences Int'l Holdings, Inc.	114,000	10,549
Ω	Crystal International Group Ltd.	121,500	35,762
	CSI Properties Ltd.	1,310,000	35,245
*	CSMall Group Ltd.	71,000	12,966
	Dah Sing Banking Group Ltd.	133,200	126,286
	Dah Sing Financial Holdings Ltd.	48,000	155,632
	Eagle Nice International Holdings Ltd.	44,000	26,679
	EcoGreen International Group Ltd.	84,000	19,324
	Emperor International Holdings Ltd.	270,000	31,498
	Emperor Watch & Jewellery Ltd.	790,000	20,602
*	Esprit Holdings Ltd.	775,000	72,773
	Far East Consortium International Ltd.	302,169	109,405
	First Pacific Co. Ltd.	770,000	296,554
*Ω	FIT Hon Teng Ltd.	229,000	40,315
	Fountain SET Holdings Ltd.	142,000	24,965
*	Genting Hong Kong Ltd.	331,000	17,618
	Giordano International Ltd.	296,000	61,754
	Great Eagle Holdings Ltd.	58,691	164,886
	Guotai Junan International Holdings Ltd.	478,000	64,760
	Haitong International Securities Group Ltd.	772,657	176,880
	Hang Lung Group Ltd.	203,000	451,782
	Hang Lung Properties Ltd.	436,000	932,788
	Hanison Construction Holdings Ltd.	105,877	17,380
*	Hans Energy Co. Ltd.	310,000	8,183
	Harbour Centre Development Ltd.	17,000	14,695
	Henan Jinma Energy Co. Ltd., Class H	14,000	7,277
	HKBN Ltd.	39,000	48,979
	HKR International Ltd.	251,040	100,838
	HKT Trust & HKT Ltd.	278,000	379,357
	Hon Kwok Land Investment Co. Ltd.	54,000	19,531
*	Hongkong & Shanghai Hotels Ltd.	121,716	117,468
Ω	Honma Golf Ltd.	28,000	12,227
††	Hsin Chong Group Holdings Ltd.	532,000	4,476
††	Hua Han Health Industry Holdings Ltd.	604,000	4,361
	IGG, Inc.	208,000	130,146
Ω	Impro Precision Industries Ltd.	75,000	18,560
*	IRC Ltd.	1,822,000	62,632
	ITC Properties Group Ltd.	84,761	11,707
	Johnson Electric Holdings Ltd.	83,790	142,518
	K Wah International Holdings Ltd.	284,000	111,191
*	Kader Holdings Co. Ltd.	136,000	7,726
	Kerry Logistics Network Ltd.	131,500	328,775
	Kerry Properties Ltd.	154,000	435,029
	Kowloon Development Co. Ltd.	105,000	141,162
*	Lai Sun Development Co. Ltd.	88,200	46,087
*	Lai Sun Garment International Ltd.	90,973	43,886
*	Landing International Development Ltd.	385,200	11,070
	Landsea Green Properties Co. Ltd.	264,000	10,153
*	Lifestyle International Holdings Ltd.	118,500	64,638
	Liu Chong Hing Investment Ltd.	40,000	40,340
	Luk Fook Holdings International Ltd.	97,000	255,669
*	Midland Holdings Ltd.	187,517	22,463
	Miramar Hotel & Investment	62,000	104,640
*	Mongolian Mining Corp.	102,000	19,208

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	NagaCorp Ltd.	72,000	$57,331
	New World Development Co. Ltd.	372,000	1,518,619
	Nissin Foods Co. Ltd.	66,000	48,452
	Orient Overseas International Ltd.	18,500	458,232
††	Pacific Andes International Holdings Ltd.	668,000	2,347
	Pacific Basin Shipping Ltd.	1,212,000	517,349
*	Pacific Century Premium Developments Ltd.	301,000	22,463
	Pacific Textiles Holdings Ltd.	211,000	107,213
*	Paliburg Holdings Ltd.	86,000	24,094
	Pico Far East Holdings Ltd.	278,000	46,141
	Prinx Chengshan Holding Ltd.	20,000	17,132
	Public Financial Holdings Ltd.	116,000	37,462
*	Regal Hotels International Holdings Ltd.	68,000	28,163
Ω	Regina Miracle International Holdings Ltd.	52,000	41,306
	SAS Dragon Holdings Ltd.	64,000	46,032
*	Shangri-La Asia Ltd.	290,000	226,836
	Sing Tao News Corp. Ltd.	44,000	2,891
	Singamas Container Holdings Ltd.	304,000	45,189
	Sino Land Co. Ltd.	841,411	1,090,211
	SmarTone Telecommunications Holdings Ltd.	94,000	52,434
††	SMI Culture & Travel Group Holdings Ltd.	265,598	3,195
	Soundwill Holdings Ltd.	23,500	22,435
*	South China Holdings Co. Ltd.	190,000	2,310
	Stella International Holdings Ltd.	100,500	111,832
	Swire Pacific Ltd., Class A	126,000	763,318
	Swire Pacific Ltd., Class B	235,000	232,959
	Tai Hing Group Holdings Ltd.	54,000	8,979
	Tao Heung Holdings Ltd.	133,000	15,423
*	Television Broadcasts Ltd.	82,600	51,234
	Texwinca Holdings Ltd.	182,000	35,416
*	Town Health International Medical Group Ltd.	694,000	33,496
	Transport International Holdings Ltd.	62,736	104,839
	United Laboratories International Holdings Ltd.	226,000	128,534
*	Untrade CW Group Holdings	183,500	0
*	Untrade Youyuan Holdings	79,000	0
*	Untrade. C Fiber Optic	344,000	0
††	Untrade.Burwill	664,000	1,133
	Value Partners Group Ltd.	264,000	130,200
	Vedan International Holdings Ltd.	80,000	6,875
#Ω	VPower Group International Holdings Ltd.	154,733	23,775
	VSTECS Holdings Ltd.	158,000	156,518
	Wai Kee Holdings Ltd.	72,000	35,347
	Wang On Group Ltd.	1,400,000	14,213
Ω	WH Group Ltd.	1,355,160	906,615
	Wharf Holdings Ltd.	270,000	922,741
	Wing Tai Properties Ltd.	72,000	40,372
*	Xingye Alloy Materials Group Ltd.	84,000	12,075
	YTO Express Holdings Ltd.	28,000	9,979
*	Yue Yuen Industrial Holdings Ltd.	183,000	309,002
#*	Yunfeng Financial Group Ltd.	190,000	41,871
#	Zensun Enterprises Ltd.	247,999	140,374
TOTAL HONG KONG			16,048,420
HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	8,277
INDIA — (4.4%)
	ACC Ltd.	10,576	325,430
	Action Construction Equipment Ltd.	10,111	30,588

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Adani Transmission Ltd.	13,284	$356,314
	Advanced Enzyme Technologies Ltd.	6,791	28,820
	Aegis Logistics Ltd.	5,697	15,517
	Agro Tech Foods Ltd.	1,047	13,400
*	Ahluwalia Contracts India Ltd.	4,220	23,075
	AIA Engineering Ltd.	6,191	157,287
	Ajanta Pharma Ltd.	552	16,697
	Alembic Ltd.	15,848	21,206
	Alembic Pharmaceuticals Ltd.	4,699	48,066
	Alkem Laboratories Ltd.	714	33,965
	Allcargo Logistics Ltd.	14,247	63,116
	Amara Raja Batteries Ltd.	13,067	108,799
	Ambuja Cements Ltd.	7,456	36,691
	Anant Raj Ltd.	19,359	21,399
	Andhra Sugars Ltd.	14,285	29,258
	Apar Industries Ltd.	2,681	24,855
*	APL Apollo Tubes Ltd.	7,600	88,068
	Apollo Tyres Ltd.	76,270	222,796
*	Arvind Fashions Ltd.	6,635	27,653
*	Arvind Ltd.	42,016	82,354
	Ashiana Housing Ltd.	6,346	14,571
	Ashok Leyland Ltd.	17,078	30,652
*	Ashoka Buildcon Ltd.	23,322	31,185
*Ω	Aster DM Healthcare Ltd.	27,926	69,673
	Astra Microwave Products Ltd.	16,574	48,675
	Aurobindo Pharma Ltd.	36,845	314,509
	Automotive Axles Ltd.	1,036	20,242
	Avanti Feeds Ltd.	11,535	92,981
	Bajaj Consumer Care Ltd.	9,104	22,396
*	Bajaj Hindusthan Sugar Ltd.	245,227	55,832
	Balmer Lawrie & Co. Ltd.	13,193	22,596
	Balrampur Chini Mills Ltd.	29,626	169,357
	Banco Products India Ltd.	7,771	19,054
Ω	Bandhan Bank Ltd.	7,803	33,255
*	Bank of Baroda	203,087	295,807
*	Bank of India	63,397	46,555
*	Bank of Maharashtra	144,375	40,989
	Bannari Amman Sugars Ltd.	902	34,953
	BASF India Ltd.	774	31,998
	BEML Ltd.	3,201	78,095
	Bhansali Engineering Polymers Ltd.	12,989	24,273
	Bharat Bijlee Ltd.	553	14,918
	Bharat Dynamics Ltd.	6,265	42,249
	Bharat Electronics Ltd.	197,562	559,809
	Bharat Forge Ltd.	28,706	284,829
*	Bharat Heavy Electricals Ltd.	172,663	134,582
	Birla Corp. Ltd.	6,464	118,925
	Birlasoft Ltd.	27,966	181,290
	Bliss Gvs Pharma Ltd.	9,745	12,468
	Bodal Chemicals Ltd.	9,138	13,403
	Bombay Burmah Trading Co.	2,667	38,984
	Brigade Enterprises Ltd.	18,474	126,350
*	Camlin Fine Sciences Ltd.	19,146	38,997
*	Canara Bank	76,838	262,485
*	Capacit'e Infraprojects Ltd.	3,450	7,022
	Caplin Point Laboratories Ltd.	3,429	36,692
	Carborundum Universal Ltd.	13,227	159,003
	Care Ratings Ltd.	4,579	35,309
	CCL Products India Ltd.	15,057	95,977

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	4,557	$67,163
*	Central Bank of India Ltd.	76,085	22,510
	Century Enka Ltd.	3,444	24,906
	Century Textiles & Industries Ltd.	9,860	115,237
	Chambal Fertilisers & Chemicals Ltd.	36,837	215,446
††	Chennai Super Kings Cricket Ltd.	33,314	188
	Cholamandalam Financial Holdings Ltd.	20,212	189,654
	Cigniti Technologies Ltd.	1,421	9,676
	City Union Bank Ltd.	73,356	142,400
	Clariant Chemicals India Ltd.	3,519	23,015
Ω	Cochin Shipyard Ltd.	5,431	25,089
	Container Corp. of India Ltd.	34,329	298,951
	Coromandel International Ltd.	19,319	205,566
	Cosmo Films Ltd.	2,889	66,533
*	CSB Bank Ltd.	11,187	37,882
	Cummins India Ltd.	19,628	248,944
	Cyient Ltd.	10,755	136,659
	D B Realty Ltd.	12,364	13,873
	Dalmia Bharat Ltd.	13,962	333,483
	Dalmia Bharat Sugar & Industries Ltd.	5,261	31,646
	DB Corp. Ltd.	5,522	6,587
*	DCB Bank Ltd.	49,123	56,728
	DCM Shriram Ltd.	8,218	125,358
*	DCW Ltd.	37,568	22,453
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	11,600	89,353
	Delta Corp. Ltd.	21,699	81,264
	Dhampur Sugar Mills Ltd.	11,450	58,612
	Dhanuka Agritech Ltd.	3,435	35,414
Ω	Dilip Buildcon Ltd.	6,035	29,723
*	Dish TV India Ltd.	209,091	46,060
*	Dishman Carbogen Amcis Ltd.	9,244	24,497
	Dollar Industries Ltd.	4,294	36,235
	Dwarikesh Sugar Industries Ltd.	19,117	24,465
*	Dynamatic Technologies Ltd.	486	13,584
	eClerx Services Ltd.	3,452	109,633
	EID Parry India Ltd.	16,246	106,528
*	EIH Associated Hotels	485	2,513
*	EIH Ltd.	22,745	43,145
	Electrosteel Castings Ltd.	55,913	30,135
	Engineers India Ltd.	42,292	39,623
	EPL Ltd.	18,871	47,887
	Escorts Ltd.	12,065	300,265
*	Eveready Industries India Ltd.	7,407	27,025
	Everest Industries Ltd.	1,612	13,144
	Everest Kanto Cylinder Ltd.	6,320	20,561
	Excel Industries Ltd.	588	7,022
	Exide Industries Ltd.	78,012	182,315
*	FDC Ltd.	8,970	35,101
	Federal Bank Ltd.	322,301	438,444
	FIEM Industries Ltd.	693	10,664
	Filatex India Ltd.	7,311	11,373
	Finolex Cables Ltd.	13,916	93,308
	Finolex Industries Ltd.	44,076	99,883
	Firstsource Solutions Ltd.	58,361	126,046
	Force Motors Ltd.	1,050	17,077
*	Fortis Healthcare Ltd.	85,412	310,937
*	Future Consumer Ltd.	319,341	31,644
	Gabriel India Ltd.	17,080	30,671
	GAIL India Ltd.	322,264	627,099

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Garden Reach Shipbuilders & Engineers Ltd.	3,018	$9,848
	Gateway Rail Freight Ltd.	4,048	3,802
*	Gayatri Projects Ltd.	17,313	6,279
	GE Power India Ltd.	5,522	17,748
*	GE T&D India Ltd.	10,963	18,030
*Ω	General Insurance Corp. of India	5,181	9,943
	Genus Power Infrastructures Ltd.	32,993	30,548
	Geojit Financial Services Ltd.	10,612	11,319
	GHCL Ltd.	15,054	88,333
	Glenmark Pharmaceuticals Ltd.	28,005	182,964
	Godawari Power & Ispat Ltd.	12,991	52,703
	Godfrey Phillips India Ltd.	2,053	30,810
Ω	Godrej Agrovet Ltd.	3,977	28,606
*	Godrej Industries Ltd.	9,179	75,496
	Goodyear India Ltd.	1,451	18,576
	Granules India Ltd.	24,708	101,022
	Graphite India Ltd.	11,091	72,693
	Grasim Industries Ltd.	1,943	45,226
	Great Eastern Shipping Co. Ltd.	20,810	88,428
	Greaves Cotton Ltd.	24,203	67,891
*	Greenpanel Industries Ltd.	9,316	65,663
	Greenply Industries Ltd.	6,234	17,427
	Gujarat Alkalies & Chemicals Ltd.	8,788	81,597
	Gujarat Ambuja Exports Ltd.	11,322	32,904
*	Gujarat Fluorochemicals Ltd.	5,043	189,662
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	119,299
	Gujarat Pipavav Port Ltd.	51,382	67,733
	Gujarat State Petronet Ltd.	61,510	249,451
*	Hathway Cable & Datacom Ltd.	80,618	23,815
	HBL Power Systems Ltd.	29,816	28,181
*	HealthCare Global Enterprises Ltd.	4,542	15,188
	HEG Ltd.	2,257	46,280
	HeidelbergCement India Ltd.	15,130	45,850
	Heritage Foods Ltd.	4,435	22,771
	Hero MotoCorp Ltd.	10,168	372,176
	HFCL Ltd.	134,442	144,168
	HG Infra Engineering Ltd.	2,873	21,966
	Hikal Ltd.	9,005	51,292
	HIL Ltd.	919	52,903
	Himadri Speciality Chemical Ltd.	64,558	49,219
	Himatsingka Seide Ltd.	8,775	27,384
	Hindalco Industries Ltd.	30,120	199,897
	Hinduja Global Solutions Ltd.	2,027	69,872
	Hindustan Aeronautics Ltd.	7,375	143,617
	Honda India Power Products Ltd.	598	11,461
	HSIL Ltd.	5,757	23,871
	Huhtamaki India Ltd.	2,798	7,652
	I G Petrochemicals Ltd.	4,882	49,084
	ICRA Ltd.	690	33,948
*	IDFC First Bank Ltd.	451,456	286,311
*	IDFC Ltd.	270,047	236,378
	Igarashi Motors India Ltd.	1,465	8,845
	IIFL Securities Ltd.	26,423	35,143
	India Cements Ltd.	48,461	145,701
	India Glycols Ltd.	2,437	29,255
	India Nippon Electricals Ltd.	1,870	13,140
*	Indiabulls Real Estate Ltd.	43,813	85,517
	Indian Bank	44,609	94,384
	Indian Hotels Co. Ltd.	49,882	145,683

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Indian Overseas Bank	264,004	$76,856
	Indo Count Industries Ltd.	17,315	56,947
	Indoco Remedies Ltd.	4,586	24,045
	Indus Towers Ltd.	99,440	339,396
	IndusInd Bank Ltd.	49,663	586,135
	INEOS Styrolution India Ltd.	1,405	24,169
	Infibeam Avenues Ltd.	64,557	38,424
*	Inox Leisure Ltd.	2,775	15,590
*	Inox Wind Ltd.	12,758	21,595
*	Insecticides India Ltd.	543	5,233
*	Intellect Design Arena Ltd.	7,679	79,755
	IOL Chemicals & Pharmaceuticals Ltd.	1,295	7,685
	Ipca Laboratories Ltd.	25,589	356,228
Ω	IRCON International Ltd.	51,030	31,297
	ITD Cementation India Ltd.	8,815	8,925
	J Kumar Infraprojects Ltd.	5,857	13,262
*	Jagran Prakashan Ltd.	18,748	17,290
	Jai Corp. Ltd.	4,762	8,436
*	Jaiprakash Associates Ltd.	389,018	54,119
*	Jammu & Kashmir Bank Ltd.	63,698	35,639
	Jamna Auto Industries Ltd.	6,298	9,142
	JB Chemicals & Pharmaceuticals Ltd.	3,415	79,954
	Jindal Poly Films Ltd.	4,430	62,684
	Jindal Saw Ltd.	42,214	57,479
*	Jindal Stainless Hisar Ltd.	29,481	160,772
*	Jindal Stainless Ltd.	52,974	145,552
*	Jindal Steel & Power Ltd.	88,616	464,441
	JK Cement Ltd.	443	19,664
	JK Lakshmi Cement Ltd.	10,939	82,889
	JK Paper Ltd.	21,843	64,545
	JK Tyre & Industries Ltd.	17,886	32,554
	JSW Energy Ltd.	84,735	347,558
	JTEKT India Ltd.	11,906	14,445
	Jubilant Ingrevia Ltd.	13,841	107,862
	Jubilant Pharmova Ltd.	13,841	96,718
*	Just Dial Ltd.	431	5,267
	Jyothy Labs Ltd.	23,984	45,517
	Kalpataru Power Transmission Ltd.	14,989	80,555
	Kalyani Steels Ltd.	5,833	24,723
	Karnataka Bank Ltd.	67,671	58,531
	Karur Vysya Bank Ltd.	100,489	68,377
	Kaveri Seed Co. Ltd.	4,744	35,220
	KCP Ltd.	13,145	23,949
	KEC International Ltd.	23,578	159,148
	KEI Industries Ltd.	9,996	144,850
	Kennametal India Ltd.	1,571	40,067
*	Kiri Industries Ltd.	4,327	28,948
	Kirloskar Brothers Ltd.	5,401	25,828
	Kirloskar Ferrous Industries Ltd.	7,162	20,567
	Kirloskar Oil Engines Ltd.	10,569	24,393
	KNR Constructions Ltd.	27,447	117,713
*	Kolte-Patil Developers Ltd.	5,519	23,690
	KPR Mill Ltd.	11,970	108,096
	KRBL Ltd.	10,100	31,652
	KSB Ltd.	3,570	59,571
	LA Opala RG Ltd.	7,436	39,091
	Lakshmi Machine Works Ltd.	493	72,338
*Ω	Lemon Tree Hotels Ltd.	55,731	39,392
	LG Balakrishnan & Bros Ltd.	3,999	36,832

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Linde India Ltd.	356	$13,063
	LT Foods Ltd.	21,468	20,569
	Lumax Auto Technologies Ltd.	4,253	11,075
	Maharashtra Seamless Ltd.	7,193	52,116
*	Mahindra CIE Automotive Ltd.	26,628	76,698
*	Mahindra Lifespace Developers Ltd.	15,138	50,915
	Maithan Alloys Ltd.	769	10,139
	Man Infraconstruction Ltd.	15,353	24,141
	Mangalam Cement Ltd.	3,267	17,542
	Marksans Pharma Ltd.	41,168	31,212
*	Max Ventures & Industries Ltd.	9,610	15,028
	Mayur Uniquoters Ltd.	2,063	13,949
*	Meghmani Finechem Ltd.	870	10,235
	Meghmani Organics Ltd.	9,255	13,647
	Minda Corp. Ltd.	16,296	43,797
Ω	Mishra Dhatu Nigam Ltd.	4,252	10,598
	MM Forgings Ltd.	2,528	22,646
*	Morepen Laboratories Ltd.	49,098	34,015
	Motherson Sumi Systems Ltd.	15,025	36,541
	Motherson Sumi Wiring India	15,025	8,024
	Motilal Oswal Financial Services Ltd.	8,841	105,195
	MRF Ltd.	412	399,072
	Mukand Ltd.	6,374	10,559
	Multi Commodity Exchange of India Ltd.	2,927	60,612
	Nahar Spinning Mills Ltd.	2,181	17,834
	Natco Pharma Ltd.	14,624	178,997
	National Aluminium Co. Ltd.	187,268	276,971
*	National Fertilizers Ltd.	13,589	10,600
	Nava Bharat Ventures Ltd.	21,096	37,773
	Navneet Education Ltd.	18,503	24,291
	NBCC India Ltd.	119,854	75,988
	NCC Ltd.	83,988	85,036
	NCL Industries Ltd.	7,001	19,586
	NESCO Ltd.	3,968	30,870
	Neuland Laboratories Ltd.	584	11,562
	Newgen Software Technologies Ltd.	2,591	19,959
	Nilkamal Ltd.	1,183	38,411
	NMDC Ltd.	107,282	202,709
	NOCIL Ltd.	22,530	70,584
	Novartis India Ltd.	503	5,002
	NRB Bearings Ltd.	7,863	17,410
*	Oberoi Realty Ltd.	20,871	257,092
*	Olectra Greentech Ltd.	3,169	36,120
*	Omaxe Ltd.	8,674	10,591
	OnMobile Global Ltd.	16,986	33,788
	Oracle Financial Services Software Ltd.	1,331	62,933
	Orient Cement Ltd.	21,362	48,571
	Orient Paper & Industries Ltd.	25,398	10,744
	Oriental Aromatics Ltd.	533	5,014
	Oriental Carbon & Chemicals Ltd.	1,832	23,865
	Panama Petrochem Ltd.	2,894	11,591
Ω	Parag Milk Foods Ltd.	6,480	9,619
*	Patel Engineering Ltd.	53,857	21,883
*	PC Jeweller Ltd.	32,251	11,479
	PCBL Ltd.	14,933	47,952
	Persistent Systems Ltd.	1,319	78,547
	Petronet LNG Ltd.	122,447	352,585
	Phoenix Mills Ltd.	13,875	185,853
	PNC Infratech Ltd.	15,349	61,380

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Polyplex Corp. Ltd.	4,412	$109,658
*	Power Mech Projects Ltd.	1,284	16,533
*	Prakash Industries Ltd.	25,349	20,769
Ω	Prataap Snacks Ltd.	1,310	14,468
	Prestige Estates Projects Ltd.	28,956	190,865
*	Pricol Ltd.	9,266	15,715
*	Prism Johnson Ltd.	22,768	42,997
	PSP Projects Ltd.	1,511	12,520
*	Punjab National Bank	362,246	203,003
*	Puravankara Ltd.	4,997	9,607
Ω	Quess Corp. Ltd.	12,739	123,493
Ω	Quick Heal Technologies Ltd.	2,497	7,010
	Radico Khaitan Ltd.	8,247	119,293
	Rain Industries Ltd.	40,093	116,438
	Rajesh Exports Ltd.	12,943	146,026
	Rallis India Ltd.	12,165	42,500
	Ramco Cements Ltd.	19,866	231,420
*	Ramco Systems Ltd.	1,791	9,758
	Ramkrishna Forgings Ltd.	3,549	45,962
*	Rane Holdings Ltd.	2,025	16,497
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	42,435
	Ratnamani Metals & Tubes Ltd.	3,542	90,472
*	Raymond Ltd.	8,852	90,494
*Ω	RBL Bank Ltd.	75,127	151,803
	Redington India Ltd.	115,117	252,182
*	Reliance Power Ltd.	540,005	109,237
	Rhi Magnesita India Ltd.	4,507	26,566
	Rico Auto Industries Ltd.	16,938	9,953
	RITES Ltd.	11,078	40,972
*	RPSG Ventures Ltd.	2,302	21,361
*	RSWM Ltd.	3,723	24,140
*	Sadbhav Engineering Ltd.	23,722	12,267
	Sagar Cements Ltd.	3,475	11,189
	Sandhar Technologies Ltd.	2,664	9,042
*	Sanghi Industries Ltd.	18,177	14,418
*	Sanghvi Movers Ltd.	2,991	9,234
	Sarda Energy & Minerals Ltd.	1,882	20,940
	Sasken Technologies Ltd.	1,587	21,889
	Savita Oil Technologies Ltd.	1,136	18,149
	SEAMEC Ltd.	1,322	19,135
	SEPC Ltd.	124,638	16,500
Ω	SH Kelkar & Co. Ltd.	6,301	13,635
	Shakti Pumps India Ltd.	993	8,109
	Sharda Cropchem Ltd.	3,427	26,747
	Sharda Motor Industries Ltd.	1,048	11,097
	Shilpa Medicare Ltd.	7,489	51,079
	Shipping Corp. of India Ltd.	32,265	53,424
*	Sintex Plastics Technology Ltd.	6,318	786
*	SIS Ltd.	5,182	34,966
	Siyaram Silk Mills Ltd.	2,979	19,625
	Sobha Ltd.	10,497	121,944
	Solar Industries India Ltd.	2,369	74,300
	Solara Active Pharma Sciences Ltd.	2,176	27,483
	Somany Ceramics Ltd.	3,402	40,414
	Somany Home Innovation Ltd.	3,544	18,129
*	South Indian Bank Ltd.	497,625	60,471
*	Star Cement Ltd.	13,744	17,665
	Steel Authority of India Ltd.	199,482	266,441
	Sterlite Technologies Ltd.	30,912	85,026

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Strides Pharma Science Ltd.	8,161	$43,452
	Subex Ltd.	107,968	69,083
	Subros Ltd.	2,637	13,037
	Sudarshan Chemical Industries	2,644	20,389
	Sun TV Network Ltd.	19,125	128,379
	Sundaram-Clayton Ltd.	819	41,638
	Sunteck Realty Ltd.	12,856	88,283
	Suprajit Engineering Ltd.	12,447	68,013
	Supreme Petrochem Ltd.	6,127	57,772
	Surya Roshni Ltd.	4,819	30,824
	Sutlej Textiles & Industries Ltd.	19,044	24,905
	Tamilnadu Petroproducts Ltd.	14,233	19,727
	Tata Chemicals Ltd.	35,788	451,877
	Tata Coffee Ltd.	16,634	48,744
	Tata Metaliks Ltd.	1,163	13,079
	Tata Steel Ltd.	49,625	731,378
*Ω	TCNS Clothing Co. Ltd.	1,568	15,367
	TD Power Systems Ltd.	1,985	11,473
	Techno Electric & Engineering Co. Ltd.	8,178	27,395
*Ω	Tejas Networks Ltd.	8,361	46,551
	Texmaco Rail & Engineering Ltd.	19,208	10,825
	Thermax Ltd.	6,206	172,030
	Thirumalai Chemicals Ltd.	8,432	30,000
*	Thomas Cook India Ltd.	23,368	21,032
	Tide Water Oil Co. India Ltd.	1,174	22,395
	Time Technoplast Ltd.	29,889	34,071
	Tinplate Co. of India Ltd.	4,824	24,048
*	Titagarh Wagons Ltd.	8,195	12,422
	Transport Corp. of India Ltd.	6,289	59,342
	Trident Ltd.	196,352	163,052
	Triveni Engineering & Industries Ltd.	15,258	54,799
	TV Today Network Ltd.	8,802	46,777
*	TV18 Broadcast Ltd.	87,368	69,475
	TVS Srichakra Ltd.	826	22,353
*	UCO Bank	45,994	8,491
	Uflex Ltd.	7,003	47,955
	Unichem Laboratories Ltd.	4,746	17,133
*	Union Bank of India Ltd.	182,028	116,655
	UPL Ltd.	97,854	1,029,975
*	Usha Martin Ltd.	33,163	38,429
*	VA Tech Wabag Ltd.	7,294	30,989
	Vakrangee Ltd.	69,004	36,583
	Vardhman Textiles Ltd.	4,888	158,897
*Ω	Varroc Engineering Ltd.	8,500	45,905
	Venky's India Ltd.	1,292	44,709
	Vesuvius India Ltd.	2,035	29,755
	Vimta Labs Ltd.	1,870	9,585
	Vindhya Telelinks Ltd.	1,643	26,986
	Visaka Industries Ltd.	1,920	16,122
*	Vodafone Idea Ltd.	1,114,691	161,907
	Voltamp Transformers Ltd.	884	24,844
	VRL Logistics Ltd.	2,993	17,899
	VST Industries Ltd.	377	16,097
	VST Tillers Tractors Ltd.	681	28,223
	Welspun Corp. Ltd.	21,226	53,051
	Welspun Enterprises Ltd.	17,310	23,317
	Welspun India Ltd.	49,609	94,933
	West Coast Paper Mills Ltd.	9,230	29,996
	Wheels India Ltd.	1,811	17,384

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Wockhardt Ltd.	6,164	$32,601
*	Wonderla Holidays Ltd.	2,335	6,711
*	Yes Bank Ltd.	170,161	30,501
	Zee Entertainment Enterprises Ltd.	156,670	612,569
*	Zee Media Corp. Ltd.	65,764	13,262
	Zensar Technologies Ltd.	16,196	91,275
	Zydus Wellness Ltd.	2,688	63,275
TOTAL INDIA			32,816,874
INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,379,100	372,524
*	Adhi Karya Persero Tbk PT	585,200	33,917
	AKR Corporindo Tbk PT	1,586,000	80,839
*	Alam Sutera Realty Tbk PT	1,979,100	20,286
	Astra Agro Lestari Tbk PT	80,600	55,613
	Astra Otoparts Tbk PT	172,500	12,364
*	Bank Capital Indonesia Tbk PT	1,075,400	16,070
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	20,952
*	Bank Mayapada International Tbk PT	1,396,100	48,507
	Bank Maybank Indonesia Tbk PT	2,873,800	61,192
*	Bank Pan Indonesia Tbk PT	863,600	44,823
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	32,239
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	44,335
*	Bank Tabungan Negara Persero Tbk PT	692,300	81,868
	Blue Bird Tbk PT	151,800	15,122
*	Buana Lintas Lautan Tbk PT	1,461,500	14,844
	Bukit Asam Tbk PT	544,800	108,489
*	Bumi Serpong Damai Tbk PT	1,134,400	71,986
	Ciputra Development Tbk PT	1,414,886	86,465
*	Delta Dunia Makmur Tbk PT	888,000	15,603
	Dharma Satya Nusantara Tbk PT	494,300	20,648
	Elnusa Tbk PT	1,110,000	21,394
	Erajaya Swasembada Tbk PT	1,768,000	68,088
	Gajah Tunggal Tbk PT	310,300	13,395
	Gudang Garam Tbk PT	80,400	171,590
	Hexindo Adiperkasa Tbk PT	60,300	19,992
	Indah Kiat Pulp & Paper Tbk PT	472,800	251,438
*	Indika Energy Tbk PT	467,500	68,128
	Indo Tambangraya Megah Tbk PT	56,500	85,150
	Indofood Sukses Makmur Tbk PT	329,500	145,309
	Indomobil Sukses Internasional Tbk PT	319,500	16,410
	Integra Indocabinet Tbk PT	423,800	23,029
*	Intiland Development Tbk PT	1,209,000	12,375
	Japfa Comfeed Indonesia Tbk PT	790,900	92,007
*	Kawasan Industri Jababeka Tbk PT	3,135,500	34,969
*	Krakatau Steel Persero Tbk PT	689,800	17,150
	Link Net Tbk PT	85,400	26,254
*	Lippo Karawaci Tbk PT	3,401,250	31,275
*	Map Aktif Adiperkasa PT	106,300	17,620
*	Medco Energi Internasional Tbk PT	1,754,872	68,292
	Media Nusantara Citra Tbk PT	1,387,100	82,326
	Metrodata Electronics Tbk PT	460,500	21,634
*	Mitra Adiperkasa Tbk PT	210,800	11,482
*	MNC Land Tbk PT	12,970,200	82,114
*	MNC Vision Networks Tbk PT	2,833,100	26,564
	Pabrik Kertas Tjiwi Kimia Tbk PT	287,300	140,963
*	Pakuwon Jati Tbk PT	2,451,800	73,697
*	Paninvest Tbk PT	227,600	11,093
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	56,068

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	PP Persero Tbk PT	736,900	$48,148
	Puradelta Lestari Tbk PT	1,263,400	16,439
*	Ramayana Lestari Sentosa Tbk PT	603,300	27,133
*††	Rimo International Lestari Tbk PT	4,191,900	2,733
	Salim Ivomas Pratama Tbk PT	511,500	16,248
	Samudera Indonesia Tbk PT	300,600	19,456
	Sawit Sumbermas Sarana Tbk PT	808,800	56,682
*	Semen Baturaja Persero Tbk PT	247,700	9,501
	Semen Indonesia Persero Tbk PT	381,000	179,440
*††	Sri Rejeki Isman Tbk PT	1,787,400	6,804
	Steel Pipe Industry of Indonesia PT	497,300	12,537
*	Summarecon Agung Tbk PT	1,785,204	84,884
*	Surya Esa Perkasa Tbk PT	1,479,900	61,413
*	Surya Semesta Internusa Tbk PT	835,700	23,547
	Tempo Scan Pacific Tbk PT	117,300	12,239
*	Timah Tbk PT	610,700	59,072
*††	Tiphone Mobile Indonesia Tbk PT	247,700	391
*††	Trada Alam Minera Tbk PT	3,776,600	2,462
	Tunas Baru Lampung Tbk PT	599,800	32,642
	Vale Indonesia Tbk PT	364,800	120,675
*	Wijaya Karya Persero Tbk PT	413,100	29,969
	XL Axiata Tbk PT	550,300	127,764
TOTAL INDONESIA			3,898,671
IRELAND — (0.5%)
*	AIB Group PLC	180,660	477,176
*	Bank of Ireland Group PLC	253,456	1,708,259
	Cairn Homes PLC	174,081	243,684
*	FBD Holdings PLC	6,732	77,885
	Glanbia PLC	44,810	615,471
*Ω	Glenveagh Properties PLC	132,660	182,099
*	Irish Continental Group PLC	11,016	54,807
*	Permanent TSB Group Holdings PLC	37,825	71,561
	Smurfit Kappa Group PLC	11,566	609,593
TOTAL IRELAND			4,040,535
ISRAEL — (1.4%)
	Afcon Holdings Ltd.	760	52,040
	Africa Israel Residences Ltd.	1,677	118,419
*	Albaad Massuot Yitzhak Ltd.	1,555	17,872
*	Alrov Properties & Lodgings Ltd.	1,983	122,054
	Arad Ltd.	3,363	53,181
	Ashtrom Group Ltd.	9,980	279,572
	Aura Investments Ltd.	35,450	90,759
*	Avgol Industries 1953 Ltd.	17,326	14,855
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	206,886
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	38,517
*	BioLine RX Ltd.	116,032	14,644
	Carasso Motors Ltd.	6,480	44,240
*	Castro Model Ltd.	387	13,431
*	Cellcom Israel Ltd.	28,735	168,547
*	Clal Insurance Enterprises Holdings Ltd.	16,682	391,823
	Delek Automotive Systems Ltd.	9,446	144,830
*	Delek Group Ltd.	2,600	293,623
	Delta Galil Industries Ltd.	2,465	154,189
	Dor Alon Energy in Israel 1988 Ltd.	1,112	34,071
	Duniec Brothers Ltd.	990	72,472
*	Equital Ltd.	5,727	251,978

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Fattal Holdings 1998 Ltd.	487	$58,643
	First International Bank of Israel Ltd.	15,341	638,705
	FMS Enterprises Migun Ltd.	889	27,085
	Formula Systems 1985 Ltd.	1,912	215,161
	Formula Systems 1985 Ltd., Sponsored ADR	433	49,159
	Gilat Satellite Networks Ltd.	8,133	62,886
	Golf & Co. Group Ltd.	3,592	10,089
	Hadera Paper Ltd.	867	60,642
	Hamat Group Ltd.	5,206	48,681
	Harel Insurance Investments & Financial Services Ltd.	33,143	385,139
	IDI Insurance Co. Ltd.	1,856	67,804
	Ilex Medical Ltd.	1,003	53,757
	Isracard Ltd.	53,931	298,896
	Israel Canada T.R Ltd.	25,831	160,679
	Israel Discount Bank Ltd., Class A	4,021	26,964
	Israel Land Development - Urban Renewal Ltd.	5,064	85,188
	Isras Investment Co. Ltd.	532	138,195
*	Issta Lines Ltd.	1,709	56,208
*	Kamada Ltd.	7,363	44,546
	Kardan Real Estate Enterprise & Development Ltd.	24,557	48,172
	Kenon Holdings Ltd.	5,371	301,951
	Kerur Holdings Ltd.	1,355	38,350
	Klil Industries Ltd.	356	34,171
	M Yochananof & Sons Ltd.	1,088	82,322
	Magic Software Enterprises Ltd.	15,710	301,736
	Mediterranean Towers Ltd.	24,745	76,347
*	Mehadrin Ltd.	111	6,506
	Meitav Dash Investments Ltd.	8,070	41,629
	Menora Mivtachim Holdings Ltd.	6,559	161,221
	Migdal Insurance & Financial Holdings Ltd.	102,324	181,220
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	89,440
*	Neto Malinda Trading Ltd.	3,324	133,654
	Neto ME Holdings Ltd.	526	31,054
	NR Spuntech Industries Ltd.	8,025	18,411
*	Oil Refineries Ltd.	617,221	204,013
*	OPC Energy Ltd.	14,638	171,958
	Palram Industries 1990 Ltd.	1,933	29,991
*	Partner Communications Co. Ltd.	41,905	373,350
*	Paz Oil Co. Ltd.	2,643	375,948
*	Perion Network Ltd.	3,532	69,887
	Phoenix Holdings Ltd.	40,907	488,393
	Plasson Industries Ltd.	1,011	75,693
	Prashkovsky Investments & Construction Ltd.	1,882	85,463
	Rapac Communication & Infrastructure Ltd.	1,204	11,598
	Raval Ics Ltd.	12,763	26,599
	Sano-Brunos Enterprises Ltd.	536	61,450
	Scope Metals Group Ltd.	1,581	66,316
	Shalag Industries Ltd.	2,618	11,876
*	Shikun & Binui Ltd.	43,599	281,766
	Shufersal Ltd.	26,270	247,088
	Suny Cellular Communication Ltd.	38,993	19,716
Ω	Tamar Petroleum Ltd.	16,144	38,251
	Tel Aviv Stock Exchange Ltd.	18,960	122,581
*	Tera Light Ltd.	6,559	15,937
*	Tower Semiconductor Ltd.	14,423	497,402
	Victory Supermarket Chain Ltd.	1,071	23,288
	YH Dimri Construction & Development Ltd.	1,816	189,623
TOTAL ISRAEL			10,100,801

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (2.6%)
	A2A SpA	379,595	$721,073
	ACEA SpA	11,629	235,028
*	Aeffe SpA	11,709	33,037
Ω	Anima Holding SpA	68,521	346,570
*	Aquafil SpA	2,728	22,849
*	Arnoldo Mondadori Editore SpA	26,429	60,865
	Ascopiave SpA	23,764	97,072
*	Autogrill SpA	27,022	202,919
	Autostrade Meridionali SpA	328	9,899
	Avio SpA	4,608	54,893
	Azimut Holding SpA	18,011	484,478
	Banca Generali SpA	10,245	412,623
	Banca IFIS SpA	7,189	144,279
	Banca Mediolanum SpA	49,653	482,672
	Banca Popolare di Sondrio SCPA	130,483	548,841
	Banca Profilo SpA	114,968	27,282
Ω	Banca Sistema SpA	15,855	36,656
	Banco BPM SpA	376,451	1,173,610
	Banco di Desio e della Brianza SpA	12,049	40,748
	BasicNet SpA	4,771	28,890
	BF SpA	11,931	48,392
Ω	BFF Bank SpA	3,503	26,784
*	Biesse SpA	1,659	43,043
	BPER Banca	259,002	545,257
	Brembo SpA	29,810	396,326
	Buzzi Unicem SpA	24,167	504,626
	Cairo Communication SpA	17,223	37,072
	Cembre SpA	603	20,778
	Cementir Holding NV	12,612	111,196
*	CIR SpA-Compagnie Industriali	181,186	86,116
	CNH Industrial NV	5,973	91,041
	Credito Emiliano SpA	23,395	161,374
*	d'Amico International Shipping SA	87,626	9,212
	Danieli & C Officine Meccaniche SpA	12,070	216,207
	Danieli & C Officine Meccaniche SpA	3,835	104,313
	De' Longhi SpA	8,419	290,132
*	Elica SpA	8,847	33,935
	Emak SpA	17,371	38,794
*Ω	Enav SpA	52,512	241,270
	ERG SpA	10,285	299,910
	Esprinet SpA	7,745	106,181
*	Exprivia SpA	9,687	22,903
	Fila SpA	6,120	62,853
*	Fincantieri SpA	92,350	59,125
*	FNM SpA	40,686	27,034
*	Garofalo Health Care SpA	4,490	24,703
	Gefran SpA	2,084	25,124
	GPI SpA	1,524	24,544
	Hera SpA	198,526	825,347
*	Illimity Bank SpA	14,626	214,010
*	IMMSI SpA	62,616	29,836
	Indel B SpA	373	10,652
*	Intek Group SpA	20,155	10,502
*	Iveco Group NV	1,221	12,986
*	IVS Group SA	2,689	17,525
	La Doria SpA	4,356	80,760
*	Leonardo SpA	101,543	733,423
	LU-VE SpA	1,303	32,764
	Maire Tecnimont SpA	35,493	169,509

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	153,011	$1,752,988
*	MFE-MediaForEurope NV, Class A	87,836	72,825
	MFE-MediaForEurope NV, Class B	87,836	112,082
*	Mondo TV SpA	5,850	8,078
*	Newlat Food SpA	4,322	35,723
	Openjobmetis SpA agenzia per il lavoro	3,304	44,221
	Orsero SpA	2,608	33,008
*Ω	OVS SpA	73,087	203,068
	Piaggio & C SpA	37,201	119,085
Ω	Pirelli & C SpA	99,938	706,586
Ω	Poste Italiane SpA	58,922	790,886
*	Prima Industrie SpA	1,511	32,121
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	14,998
	Sabaf SpA	2,439	67,785
	SAES Getters SpA	2,203	60,905
	SAES Getters SpA	2,331	44,631
*	Safilo Group SpA	28,579	48,360
*	Saipem SpA	104,987	160,589
*	Saras SpA	134,297	84,230
	SIT SpA	989	10,578
*	Sogefi SpA	16,311	22,037
	SOL SpA	8,739	186,931
	Telecom Italia SpA	1,859,543	876,365
	Telecom Italia SpA	1,196,338	534,245
	Tenaris SA	58,105	709,283
	Tenaris SA, ADR	35,416	863,442
*	Tod's SpA	2,228	120,082
Ω	Unieuro SpA	3,992	85,478
	Unipol Gruppo SpA	108,936	612,845
	UnipolSai Assicurazioni SpA	136,888	399,671
	Webuild SpA	6,099	12,776
TOTAL ITALY			19,785,745
JAPAN — (15.4%)
	77 Bank Ltd.	16,200	214,398
	A&D Co. Ltd.	5,200	44,494
	Achilles Corp.	4,600	49,556
	AD Works Group Co. Ltd.	8,300	9,980
	ADEKA Corp.	23,100	501,199
	Advan Group Co. Ltd.	7,500	62,783
	Agro-Kanesho Co. Ltd.	2,600	28,133
	AGS Corp.	1,900	13,794
	Ahresty Corp.	9,900	32,816
	Aichi Bank Ltd.	3,000	125,935
	Aichi Steel Corp.	3,400	76,496
	Aichi Tokei Denki Co. Ltd.	2,700	43,110
	Ainavo Holdings Co. Ltd.	2,300	20,261
	Air Water, Inc.	47,200	719,444
	Airport Facilities Co. Ltd.	7,000	33,282
	Aisan Industry Co. Ltd.	11,200	67,304
	Akatsuki, Inc.	2,500	58,289
*	Akebono Brake Industry Co. Ltd.	27,300	40,680
	Akita Bank Ltd.	5,000	75,275
	Albis Co. Ltd.	2,000	37,888
	Alconix Corp.	7,000	81,864
	Alfresa Holdings Corp.	56,900	811,329
	Alinco, Inc.	4,500	37,360
	Alpen Co. Ltd.	5,100	88,702
	Alpha Corp.	2,400	22,626

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	68,781	$750,158
	Alps Logistics Co. Ltd.	6,000	52,108
	Amada Co. Ltd.	16,208	156,918
	Amiyaki Tei Co. Ltd.	500	12,432
	Anabuki Kosan, Inc.	1,200	20,168
	Anest Iwata Corp.	9,700	65,567
	AOKI Holdings, Inc.	11,800	60,240
	Aomori Bank Ltd.	6,300	104,820
*	Aoyama Trading Co. Ltd.	14,000	82,722
	Aozora Bank Ltd.	36,400	818,378
	Arakawa Chemical Industries Ltd.	5,500	55,449
	Arata Corp.	4,300	150,208
	Arcland Sakamoto Co. Ltd.	3,600	49,168
	Arcs Co. Ltd.	13,300	250,004
	Arealink Co. Ltd.	3,400	43,069
	Asahi Co. Ltd.	4,200	51,320
	Asahi Kogyosha Co. Ltd.	1,300	32,315
	Asahi Printing Co. Ltd.	3,000	21,818
	Asahi Yukizai Corp.	4,500	69,957
	Asanuma Corp.	1,800	85,117
	Asia Pile Holdings Corp.	10,700	41,168
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	63,466
	Astena Holdings Co. Ltd.	8,100	27,285
	Autobacs Seven Co. Ltd.	17,500	212,212
	Avantia Co. Ltd.	4,700	33,899
	Awa Bank Ltd.	10,100	198,856
	Axial Retailing, Inc.	5,100	145,150
	Axyz Co. Ltd.	800	22,050
	Bando Chemical Industries Ltd.	10,600	80,594
	Bank of Iwate Ltd.	5,200	86,059
	Bank of Kochi Ltd.	2,700	18,165
	Bank of Nagoya Ltd.	3,700	96,062
	Bank of Saga Ltd.	4,600	60,759
	Bank of the Ryukyus Ltd.	12,800	89,222
	Bank of Toyama Ltd.	1,400	23,907
	Belluna Co. Ltd.	17,700	112,002
	Benesse Holdings, Inc.	9,300	181,371
	Bic Camera, Inc.	25,200	220,116
	Bourbon Corp.	3,000	59,232
	Broccoli Co. Ltd.	2,100	20,624
	Brother Industries Ltd.	6,000	110,496
	Bunka Shutter Co. Ltd.	15,200	139,018
	Canon Electronics, Inc.	6,900	97,582
	Carlit Holdings Co. Ltd.	5,500	32,479
	Cawachi Ltd.	4,800	96,537
	Central Glass Co. Ltd.	10,400	192,954
	Central Security Patrols Co. Ltd.	2,900	58,118
	Central Sports Co. Ltd.	2,100	44,526
	Chiba Bank Ltd.	161,400	1,043,398
	Chiba Kogyo Bank Ltd.	21,000	50,233
	Chilled & Frozen Logistics Holdings Co. Ltd.	4,100	49,154
	Chino Corp.	1,700	24,370
	Chori Co. Ltd.	4,500	69,386
	Chubu Shiryo Co. Ltd.	7,421	65,950
	Chuetsu Pulp & Paper Co. Ltd.	3,600	30,730
	Chugai Ro Co. Ltd.	2,700	37,964
	Chugoku Bank Ltd.	41,600	339,240
	Chugoku Marine Paints Ltd.	11,700	93,875
	Chukyo Bank Ltd.	3,300	48,028

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Gyorui Co. Ltd.	500	$12,966
	CI Takiron Corp.	14,900	71,495
	Citizen Watch Co. Ltd.	86,700	371,113
	CK-San-Etsu Co. Ltd.	1,300	45,013
	CMIC Holdings Co. Ltd.	4,200	54,355
*	CMK Corp.	13,100	64,854
	Coca-Cola Bottlers Japan Holdings, Inc.	38,500	451,619
	Computer Engineering & Consulting Ltd.	6,700	62,636
	Concordia Financial Group Ltd.	324,300	1,332,663
	CONEXIO Corp.	3,700	44,661
	Cosmo Energy Holdings Co. Ltd.	18,300	367,900
	Create Medic Co. Ltd.	3,000	25,376
	CTI Engineering Co. Ltd.	3,300	68,908
	Cybernet Systems Co. Ltd.	4,000	22,330
	Dai Nippon Toryo Co. Ltd.	7,200	50,539
	Daicel Corp.	68,500	505,283
	Dai-Dan Co. Ltd.	5,100	100,339
	Daido Metal Co. Ltd.	14,500	79,339
	Daido Steel Co. Ltd.	8,300	320,740
	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	34,596
	Daiho Corp.	3,400	108,459
	Dai-Ichi Cutter Kogyo KK	1,200	14,555
	Daiichi Jitsugyo Co. Ltd.	2,100	76,593
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	62,992
	Daiken Corp.	3,200	59,017
	Daikyonishikawa Corp.	13,600	70,301
	Dainichi Co. Ltd.	3,100	19,486
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,100	81,017
	Daio Paper Corp.	19,600	318,889
	Daiseki Eco. Solution Co. Ltd.	1,100	11,327
	Daishi Hokuetsu Financial Group, Inc.	11,250	260,859
	Daisue Construction Co. Ltd.	3,500	39,705
	Daito Chemix Corp.	2,000	16,023
	Daito Pharmaceutical Co. Ltd.	4,000	97,024
	Daitron Co. Ltd.	2,700	46,828
	Daiwabo Holdings Co. Ltd.	8,000	114,381
	DCM Holdings Co. Ltd.	38,900	369,200
	Denka Co. Ltd.	20,800	732,539
	Denyo Co. Ltd.	5,100	75,036
	Diamond Electric Holdings Co. Ltd.	900	8,256
	DIC Corp.	19,500	500,278
*	Digital Holdings, Inc.	4,600	51,919
	DKK-Toa Corp.	3,400	26,766
	DKS Co. Ltd.	2,700	69,499
	Doutor Nichires Holdings Co. Ltd.	9,700	135,115
	Dowa Holdings Co. Ltd.	12,900	559,264
	Duskin Co. Ltd.	10,200	245,123
	DyDo Group Holdings, Inc.	2,100	86,763
	Eagle Industry Co. Ltd.	9,400	90,126
	Ebara Foods Industry, Inc.	1,400	34,376
	Eco's Co. Ltd.	1,400	24,872
	EDION Corp.	26,400	246,360
	EF-ON, Inc.	5,900	27,285
	Ehime Bank Ltd.	10,500	84,808
	Eidai Co. Ltd.	8,000	21,201
	Elematec Corp.	5,800	52,697
	Endo Lighting Corp.	4,100	36,134
	Enomoto Co. Ltd.	800	12,088
	ES-Con Japan Ltd.	7,300	48,666

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eslead Corp.	2,300	$34,234
	ESPEC Corp.	4,800	85,270
	Exedy Corp.	10,100	148,259
	Ezaki Glico Co. Ltd.	13,500	437,701
	FALCO HOLDINGS Co. Ltd.	2,300	41,150
	FCC Co. Ltd.	10,900	140,166
	Feed One Co. Ltd.	7,300	44,891
	FIDEA Holdings Co. Ltd.	5,910	71,788
	First Bank of Toyama Ltd.	14,900	40,518
	First Brothers Co. Ltd.	1,800	12,092
	First Juken Co. Ltd.	2,300	23,637
	FJ Next Holdings Co. Ltd.	5,000	43,024
	Focus Systems Corp.	1,700	13,522
	France Bed Holdings Co. Ltd.	7,200	55,862
	Freund Corp.	3,200	20,700
	F-Tech, Inc.	4,900	23,148
	Fudo Tetra Corp.	4,400	61,788
	Fuji Co. Ltd.	5,600	92,471
	Fuji Corp.	18,400	424,728
	Fuji Corp.	3,200	32,121
	Fuji Corp. Ltd.	9,800	55,134
	Fuji Die Co. Ltd.	1,700	9,273
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	26,962
	Fuji Kosan Co. Ltd.	1,300	11,301
	Fuji Oil Co. Ltd.	15,000	32,284
	Fuji Oil Holdings, Inc.	10,100	204,360
	Fuji Pharma Co. Ltd.	5,500	47,628
	Fuji Seal International, Inc.	11,200	210,616
	Fujibo Holdings, Inc.	2,500	83,570
	Fujicco Co. Ltd.	5,300	89,257
	Fujikura Composites, Inc.	6,200	43,662
	Fujikura Kasei Co. Ltd.	7,900	33,045
*	Fujikura Ltd.	71,000	383,909
	Fujimori Kogyo Co. Ltd.	4,300	152,846
	Fujisash Co. Ltd.	25,800	16,193
	Fujiya Co. Ltd.	3,200	63,352
	FuKoKu Co. Ltd.	3,700	32,770
	Fukuda Corp.	2,100	78,808
	Fukuda Denshi Co. Ltd.	2,900	209,535
	Fukui Bank Ltd.	6,000	74,453
	Fukuoka Financial Group, Inc.	52,360	1,028,306
*	Fukushima Bank Ltd.	9,000	19,364
	Fukuyama Transporting Co. Ltd.	7,500	236,058
	Furukawa Co. Ltd.	10,300	115,298
	Furukawa Electric Co. Ltd.	22,200	456,641
	Furuno Electric Co. Ltd.	8,700	76,376
	Fuso Pharmaceutical Industries Ltd.	2,300	42,190
	Futaba Industrial Co. Ltd.	18,600	67,477
	Future Innovation Group, Inc.	4,200	10,102
	Gakken Holdings Co. Ltd.	9,700	88,703
	Gecoss Corp.	5,000	34,911
	Geo Holdings Corp.	10,700	105,693
	GL Sciences, Inc.	2,600	62,862
	Glory Ltd.	15,375	289,122
	Glosel Co. Ltd.	6,000	22,653
	Godo Steel Ltd.	3,100	38,253
	Grandy House Corp.	4,100	17,757
	GS Yuasa Corp.	17,600	376,532
	GSI Creos Corp.	3,400	35,449

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	G-Tekt Corp.	8,100	$97,408
	Gunma Bank Ltd.	111,500	366,352
*	Gunosy, Inc.	2,100	13,640
	Gunze Ltd.	4,600	159,918
	H.U. Group Holdings, Inc.	13,800	350,491
	H2O Retailing Corp.	29,500	204,088
	Hachijuni Bank Ltd.	104,100	384,398
	Hagihara Industries, Inc.	4,100	42,394
	Hagiwara Electric Holdings Co. Ltd.	3,300	56,519
	Hagoromo Foods Corp.	500	13,786
	Hakuto Co. Ltd.	3,200	71,132
	Halows Co. Ltd.	2,100	50,461
	Hamakyorex Co. Ltd.	4,500	111,809
	Hanwa Co. Ltd.	11,000	302,086
	Happinet Corp.	4,400	57,554
	Hard Off Corp. Co. Ltd.	3,900	25,304
	Harima Chemicals Group, Inc.	4,400	31,511
	Haruyama Holdings, Inc.	2,000	8,797
	Haseko Corp.	66,800	848,197
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	27,077
	Hazama Ando Corp.	46,000	351,996
	Heiwa Corp.	14,600	233,483
	Heiwa Real Estate Co. Ltd.	8,100	276,698
	Heiwado Co. Ltd.	9,700	163,428
	Himaraya Co. Ltd.	2,700	23,180
	Hirakawa Hewtech Corp.	4,100	40,356
	Hirata Corp.	2,000	100,821
	Hirogin Holdings, Inc.	86,100	501,898
	Hirose Tusyo, Inc.	800	15,129
*	Hiroshima Electric Railway Co. Ltd.	4,700	33,035
	Hitachi Zosen Corp.	53,500	356,193
	Hochiki Corp.	3,900	40,716
	Hodogaya Chemical Co. Ltd.	2,100	100,053
	Hogy Medical Co. Ltd.	6,400	172,124
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	31,267
	Hokkan Holdings Ltd.	2,600	31,891
	Hokko Chemical Industry Co. Ltd.	5,700	39,544
	Hokkoku Financial Holdings, Inc.	4,700	120,926
	Hokuetsu Corp.	39,600	262,673
	Hokuetsu Industries Co. Ltd.	6,000	47,854
	Hokuhoku Financial Group, Inc.	39,200	308,900
	Hokuriku Electric Industry Co. Ltd.	2,500	27,834
	Hokuto Corp.	6,300	106,805
	Honda Tsushin Kogyo Co. Ltd.	5,600	20,187
	H-One Co. Ltd.	7,100	40,136
	Honeys Holdings Co. Ltd.	4,700	42,326
	Hoosiers Holdings	10,600	63,505
	Hosokawa Micron Corp.	3,600	91,490
	Howa Machinery Ltd.	3,900	26,418
	HS Holdings Co. Ltd.	7,200	72,168
	Hyakugo Bank Ltd.	72,900	225,029
	Hyakujushi Bank Ltd.	9,100	125,599
	Ichiken Co. Ltd.	1,900	30,791
	Ichikoh Industries Ltd.	10,600	46,654
	Ichimasa Kamaboko Co. Ltd.	3,000	20,332
	Ichinen Holdings Co. Ltd.	6,400	71,105
	Ichiyoshi Securities Co. Ltd.	10,500	61,692
	IDEA Consultants, Inc.	1,600	23,601
	IHI Corp.	34,000	686,568

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iino Kaiun Kaisha Ltd.	25,600	$120,152
	IJTT Co. Ltd.	6,900	35,387
*	Imagica Group, Inc.	6,500	34,006
	Imura Envelope Co., Inc.	2,800	19,274
	Inaba Denki Sangyo Co. Ltd.	12,900	298,947
	Inaba Seisakusho Co. Ltd.	3,600	39,807
	Inabata & Co. Ltd.	14,200	213,970
	Inageya Co. Ltd.	1,800	21,959
	INFRONEER Holdings, Inc.	58,352	537,704
	I-O Data Device, Inc.	2,400	15,853
	I-PEX, Inc.	3,600	54,048
	Ise Chemicals Corp.	900	29,363
	Iseki & Co. Ltd.	7,400	85,826
	Isetan Mitsukoshi Holdings Ltd.	76,100	598,212
	Ishihara Sangyo Kaisha Ltd.	12,100	120,758
*	Ishizuka Glass Co. Ltd.	1,000	17,620
	Isolite Insulating Products Co. Ltd.	3,700	38,729
	Itochu Enex Co. Ltd.	15,100	131,911
	Itochu-Shokuhin Co. Ltd.	1,900	80,499
	Itoham Yonekyu Holdings, Inc.	40,900	239,964
	Itoki Corp.	12,300	36,891
	IwaiCosmo Holdings, Inc.	6,600	78,336
	Iwaki Co. Ltd.	2,900	25,373
	Iwasaki Electric Co. Ltd.	2,500	49,702
	Iyo Bank Ltd.	74,500	386,704
	Izumi Co. Ltd.	9,000	248,955
	J Front Retailing Co. Ltd.	68,100	610,945
	J Trust Co. Ltd.	17,400	73,126
*	Jalux, Inc.	1,300	28,934
	JANOME Corp.	6,900	44,109
	Japan Aviation Electronics Industry Ltd.	11,900	190,187
*	Japan Cash Machine Co. Ltd.	4,800	26,486
	Japan Electronic Materials Corp.	2,500	55,090
	Japan Investment Adviser Co. Ltd.	3,100	29,007
	Japan Oil Transportation Co. Ltd.	700	16,063
	Japan Pulp & Paper Co. Ltd.	3,300	114,932
	Japan Steel Works Ltd.	14,000	465,423
	Japan Transcity Corp.	10,000	56,251
	Japan Wool Textile Co. Ltd.	15,600	119,396
	JBCC Holdings, Inc.	3,000	42,051
	JDC Corp.	12,400	57,341
	JFE Systems, Inc.	800	14,568
	Jichodo Co. Ltd.	200	11,735
	Jimoto Holdings, Inc.	5,050	29,249
	JINUSHI Co. Ltd.	2,900	43,180
	JK Holdings Co. Ltd.	4,200	40,272
	JMS Co. Ltd.	7,000	37,429
	J-Oil Mills, Inc.	5,900	87,240
	Joshin Denki Co. Ltd.	6,700	122,102
	Joyful Honda Co. Ltd.	13,400	178,410
	JSP Corp.	4,400	61,760
	JTEKT Corp.	63,500	552,368
	Juki Corp.	8,800	59,272
	Juroku Financial Group, Inc.	5,600	111,348
	JVCKenwood Corp.	54,000	83,172
	Kadoya Sesame Mills, Inc.	600	21,219
	Kaga Electronics Co. Ltd.	4,900	126,953
	Kamei Corp.	6,900	60,242
	Kamigumi Co. Ltd.	17,800	343,958

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanaden Corp.	6,800	$61,028
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	60,758
	Kaname Kogyo Co. Ltd.	1,300	9,930
	Kanamoto Co. Ltd.	10,300	200,278
	Kandenko Co. Ltd.	33,000	245,539
	Kaneka Corp.	12,700	413,702
	Kaneko Seeds Co. Ltd.	2,800	36,618
	Kanematsu Corp.	24,400	265,433
	Kanemi Co. Ltd.	1,200	29,244
	Kansai Super Market Ltd.	5,000	44,573
	Kanto Denka Kogyo Co. Ltd.	12,700	121,612
*	Kasai Kogyo Co. Ltd.	11,600	30,238
	Katakura & Co-op Agri Corp.	1,200	12,001
	Kato Sangyo Co. Ltd.	6,500	186,093
	Kato Works Co. Ltd.	2,100	15,050
	Kawada Technologies, Inc.	1,700	57,373
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,500	39,550
	Kawasaki Heavy Industries Ltd.	43,000	833,277
	Kawata Manufacturing Co. Ltd.	1,500	13,488
	Keiyo Bank Ltd.	33,700	140,520
	Keiyo Co. Ltd.	10,700	80,257
	Kenko Mayonnaise Co. Ltd.	3,934	46,068
	KFC Ltd.	1,400	21,669
	Kimura Chemical Plants Co. Ltd.	5,800	37,142
	Kimura Unity Co. Ltd.	1,300	15,092
	King Jim Co. Ltd.	4,900	37,657
	Kintetsu World Express, Inc.	9,400	233,858
	Kitagawa Corp.	3,300	39,633
	Kita-Nippon Bank Ltd.	2,600	37,312
	Kitano Construction Corp.	1,200	22,128
	Kito Corp.	4,700	70,223
	Kitz Corp.	18,500	107,552
	Kiyo Bank Ltd.	19,100	238,853
	Koa Corp.	9,100	115,823
	Koatsu Gas Kogyo Co. Ltd.	9,700	63,251
	Kobe Steel Ltd.	88,200	421,015
	Kohnan Shoji Co. Ltd.	7,000	207,582
	Kohsoku Corp.	2,700	35,776
	Kojima Co. Ltd.	7,900	36,281
	Kokusai Pulp & Paper Co. Ltd.	9,800	26,833
	KOMAIHALTEC, Inc.	1,200	24,316
	Komehyo Holdings Co. Ltd.	2,800	34,583
	Komeri Co. Ltd.	9,300	216,834
	Konaka Co. Ltd.	7,500	22,567
	Kondotec, Inc.	5,400	48,370
	Konica Minolta, Inc.	140,500	592,265
	Konishi Co. Ltd.	8,300	118,350
	Konoike Transport Co. Ltd.	9,000	92,204
*	Kosaido Holdings Co. Ltd.	3,900	25,573
	Krosaki Harima Corp.	1,500	59,433
	KRS Corp.	3,600	27,116
	K's Holdings Corp.	45,700	449,719
	KU Holdings Co. Ltd.	3,700	31,978
	Kumagai Gumi Co. Ltd.	10,500	267,642
	Kumiai Chemical Industry Co. Ltd.	23,600	163,122
	Kurabo Industries Ltd.	4,600	75,236
	Kuraray Co. Ltd.	92,200	828,310
	Kureha Corp.	4,900	365,814
	Kurimoto Ltd.	3,200	43,527

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	3,600	$30,512
	Kuroda Precision Industries Ltd.	900	16,941
	KYB Corp.	6,200	161,405
	Kyoden Co. Ltd.	3,800	20,496
	Kyodo Printing Co. Ltd.	2,200	51,194
	Kyoei Steel Ltd.	6,500	88,339
	Kyokuto Boeki Kaisha Ltd.	2,400	54,326
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	132,481
	Kyokuto Securities Co. Ltd.	6,200	40,596
	Kyokuyo Co. Ltd.	2,400	65,914
	KYORIN Holdings, Inc.	10,300	163,618
	Kyosan Electric Manufacturing Co. Ltd.	12,300	45,384
	Kyowa Electronic Instruments Co. Ltd.	6,500	21,423
	Kyudenko Corp.	11,200	286,469
	Kyushu Financial Group, Inc.	110,500	426,955
	Lacto Japan Co. Ltd.	2,600	42,604
	LEC, Inc.	5,500	43,585
	LIFULL Co. Ltd.	21,100	40,665
	Lintec Corp.	11,800	274,089
	Look Holdings, Inc.	1,800	19,758
	Mabuchi Motor Co. Ltd.	12,800	403,003
	Macnica Fuji Electronics Holdings, Inc.	13,100	289,837
	Macromill, Inc.	9,900	95,471
	Maezawa Industries, Inc.	5,300	29,383
	Makino Milling Machine Co. Ltd.	7,600	262,544
	Mandom Corp.	7,500	89,931
	Marubun Corp.	5,500	35,694
	Marudai Food Co. Ltd.	6,800	92,656
	Maruha Nichiro Corp.	10,300	220,069
	MARUKA FURUSATO Corp.	6,038	111,493
	Marusan Securities Co. Ltd.	17,500	79,271
	Maruyama Manufacturing Co., Inc.	1,100	14,500
	Maruzen CHI Holdings Co. Ltd.	3,000	9,377
	Maruzen Showa Unyu Co. Ltd.	4,200	116,585
	Matsuda Sangyo Co. Ltd.	4,300	88,203
	Matsuoka Corp.	1,600	16,499
	Maxell Ltd.	15,600	167,321
	Maxvalu Nishinihon Co. Ltd.	1,500	24,812
	Maxvalu Tokai Co. Ltd.	2,200	52,577
	Mebuki Financial Group, Inc.	306,680	684,133
	Medikit Co. Ltd.	1,700	37,369
	Medius Holdings Co. Ltd.	2,600	20,181
	Megmilk Snow Brand Co. Ltd.	14,800	263,628
	Meidensha Corp.	9,200	194,984
	Meiji Electric Industries Co. Ltd.	2,000	22,019
	Meiji Shipping Co. Ltd.	2,800	17,278
	Meisei Industrial Co. Ltd.	10,700	65,587
	Meiwa Corp.	7,300	69,133
	Meiwa Estate Co. Ltd.	2,900	15,289
	Mercuria Holdings Co. Ltd.	3,100	13,808
	Michinoku Bank Ltd.	5,400	40,998
	Mie Kotsu Group Holdings, Inc.	16,800	68,224
	Mikuni Corp.	9,900	37,218
	Mimasu Semiconductor Industry Co. Ltd.	4,200	90,250
	Mirait Holdings Corp.	24,410	405,251
	Mitani Sangyo Co. Ltd.	11,800	31,580
	Mito Securities Co. Ltd.	18,500	45,145
*	Mitsuba Corp.	11,600	40,171
	Mitsubishi Kakoki Kaisha Ltd.	2,300	43,165

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	13,700	$330,699
	Mitsubishi Materials Corp.	34,700	618,996
*	Mitsubishi Paper Mills Ltd.	7,800	21,410
	Mitsubishi Research Institute, Inc.	2,400	78,056
	Mitsubishi Shokuhin Co. Ltd.	5,500	134,980
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	44,690
	Mitsui DM Sugar Holdings Co. Ltd.	5,095	87,667
*	Mitsui E&S Holdings Co. Ltd.	26,600	80,986
	Mitsui Mining & Smelting Co. Ltd.	15,616	441,588
	Mitsui-Soko Holdings Co. Ltd.	5,900	122,900
	Miyaji Engineering Group, Inc.	1,600	44,415
	Miyazaki Bank Ltd.	4,600	84,595
	Miyoshi Oil & Fat Co. Ltd.	3,100	31,143
	Mizuno Corp.	5,500	105,891
	Mochida Pharmaceutical Co. Ltd.	7,000	217,731
	Modec, Inc.	3,500	35,097
	Molitec Steel Co. Ltd.	2,600	7,164
	MORESCO Corp.	2,000	20,170
	Moriroku Holdings Co. Ltd.	3,000	50,187
	Morita Holdings Corp.	9,000	99,744
	Morito Co. Ltd.	8,300	51,098
	Morozoff Ltd.	1,800	43,437
	Mory Industries, Inc.	1,800	41,014
	MRK Holdings, Inc.	10,200	10,747
	MrMax Holdings Ltd.	8,500	45,284
	Musashino Bank Ltd.	9,600	154,358
	NAC Co. Ltd.	3,000	25,050
	Nachi-Fujikoshi Corp.	3,900	145,711
	Nafco Co. Ltd.	5,500	80,321
	Nagano Bank Ltd.	2,800	30,066
	Nagano Keiki Co. Ltd.	4,200	48,651
	Nagase & Co. Ltd.	31,700	506,334
	Nagatanien Holdings Co. Ltd.	3,800	64,456
	Nakabayashi Co. Ltd.	5,900	26,305
	Nakamoto Packs Co. Ltd.	800	11,967
	Nakayama Steel Works Ltd.	8,000	30,094
*	Namura Shipbuilding Co. Ltd.	20,100	34,443
	Nanto Bank Ltd.	9,900	167,428
	Nanyo Corp.	1,300	21,690
	Nasu Denki Tekko Co. Ltd.	400	33,571
	Natori Co. Ltd.	2,300	40,099
	NC Holdings Co. Ltd.	900	12,530
	New Japan Chemical Co. Ltd.	7,000	15,131
	NGK Spark Plug Co. Ltd.	45,600	775,196
	NHK Spring Co. Ltd.	61,444	481,571
	Nicca Chemical Co. Ltd.	2,600	18,007
	Nice Corp.	2,600	39,744
	Nichias Corp.	13,800	313,272
	Nichiban Co. Ltd.	3,400	52,231
	Nichicon Corp.	13,400	140,401
	Nichiden Corp.	4,700	89,972
	Nichiha Corp.	6,700	165,634
	Nichi-iko Pharmaceutical Co. Ltd.	17,907	114,333
	Nichimo Co. Ltd.	800	17,944
	Nichireki Co. Ltd.	7,400	82,046
	Nichirin Co. Ltd.	2,750	36,785
	Nihon Chouzai Co. Ltd.	2,600	30,162
	Nihon Dengi Co. Ltd.	1,500	51,992
	Nihon Denkei Co. Ltd.	2,100	23,915

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Flush Co. Ltd.	5,300	$48,568
	Nihon House Holdings Co. Ltd.	13,000	50,406
	Nihon Nohyaku Co. Ltd.	13,700	63,018
	Nihon Plast Co. Ltd.	6,400	30,937
	Nihon Yamamura Glass Co. Ltd.	2,700	18,361
	Niitaka Co. Ltd.	1,100	20,547
	Nikkato Corp.	2,400	13,530
	Nikkiso Co. Ltd.	10,800	79,688
	Nikko Co. Ltd.	8,200	43,997
	Nikkon Holdings Co. Ltd.	19,500	367,342
	Nippi, Inc.	900	27,980
	Nippn Corp.	14,000	205,373
	Nippon Air Conditioning Services Co. Ltd.	8,400	56,568
	Nippon Carbide Industries Co., Inc.	2,300	27,729
	Nippon Carbon Co. Ltd.	3,000	104,408
	Nippon Chemical Industrial Co. Ltd.	2,200	50,122
*	Nippon Chemi-Con Corp.	7,200	102,282
	Nippon Coke & Engineering Co. Ltd.	52,300	59,102
	Nippon Concrete Industries Co. Ltd.	17,600	43,082
	Nippon Denko Co. Ltd.	35,700	94,827
	Nippon Densetsu Kogyo Co. Ltd.	11,100	144,193
	Nippon Dry-Chemical Co. Ltd.	1,400	21,580
	Nippon Electric Glass Co. Ltd.	24,500	612,018
	Nippon Filcon Co. Ltd.	3,100	13,582
	Nippon Kayaku Co. Ltd.	32,900	327,109
	Nippon Koei Co. Ltd.	4,000	103,869
	Nippon Light Metal Holdings Co. Ltd.	17,100	262,036
	Nippon Paper Industries Co. Ltd.	32,100	325,262
	Nippon Pillar Packing Co. Ltd.	1,800	52,399
	Nippon Piston Ring Co. Ltd.	2,200	24,852
	Nippon Rietec Co. Ltd.	4,600	55,157
	Nippon Road Co. Ltd.	1,900	138,423
	Nippon Seisen Co. Ltd.	700	27,521
	Nippon Sharyo Ltd.	2,800	48,570
*	Nippon Sheet Glass Co. Ltd.	31,600	138,919
	Nippon Shokubai Co. Ltd.	8,400	395,575
	Nippon Signal Co. Ltd.	14,400	112,192
	Nippon Soda Co. Ltd.	6,600	188,862
	Nippon Steel Trading Corp.	4,900	221,171
	Nippon Suisan Kaisha Ltd.	77,700	364,054
	Nippon Systemware Co. Ltd.	1,000	17,492
	Nippon Thompson Co. Ltd.	17,000	90,811
	Nippon Yakin Kogyo Co. Ltd.	4,400	87,668
	Nishimatsu Construction Co. Ltd.	15,600	518,137
	Nishi-Nippon Financial Holdings, Inc.	37,200	263,489
	Nishio Rent All Co. Ltd.	6,700	164,143
	Nissan Tokyo Sales Holdings Co. Ltd.	4,700	9,235
	Nissei ASB Machine Co. Ltd.	2,300	62,037
	Nissei Plastic Industrial Co. Ltd.	5,800	52,284
	Nissha Co. Ltd.	9,900	126,040
	Nisshin Oillio Group Ltd.	7,700	201,617
	Nisshinbo Holdings, Inc.	45,404	378,231
	Nissin Corp.	5,000	69,156
	Nissin Electric Co. Ltd.	11,700	147,593
	Nitta Gelatin, Inc.	3,800	21,583
	Nitto Boseki Co. Ltd.	6,400	152,731
	Nitto Fuji Flour Milling Co. Ltd.	800	26,394
	Nitto Kogyo Corp.	8,800	118,384
	Nitto Seiko Co. Ltd.	8,700	40,159

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nittoc Construction Co. Ltd.	5,800	$33,154
	Nohmi Bosai Ltd.	6,000	110,385
	Nojima Corp.	8,400	169,399
	Nomura Real Estate Holdings, Inc.	16,700	391,061
	Noritsu Koki Co. Ltd.	5,100	91,622
	Noritz Corp.	9,000	132,354
	North Pacific Bank Ltd.	76,400	166,946
	NS United Kaiun Kaisha Ltd.	2,900	77,160
	NSK Ltd.	116,900	797,379
*	NTN Corp.	134,300	270,867
	Oat Agrio Co. Ltd.	1,300	22,114
	Ochi Holdings Co. Ltd.	900	10,381
	Odawara Engineering Co. Ltd.	900	18,295
	Oenon Holdings, Inc.	12,400	35,815
	Ogaki Kyoritsu Bank Ltd.	10,600	187,109
	Ohara, Inc.	2,300	21,692
	Oiles Corp.	6,500	91,014
	Oita Bank Ltd.	3,700	62,014
	Okabe Co. Ltd.	10,700	69,167
	Okada Aiyon Corp.	1,100	13,838
	Okamoto Industries, Inc.	3,400	120,083
	Okamura Corp.	16,400	173,383
	Okasan Securities Group, Inc.	48,400	161,529
	Oki Electric Industry Co. Ltd.	28,600	218,773
	Okinawa Financial Group, Inc.	4,180	80,784
	OKUMA Corp.	6,500	283,552
	Okumura Corp.	9,800	279,783
	Okura Industrial Co. Ltd.	2,800	48,218
	Okuwa Co. Ltd.	9,100	72,271
	Olba Healthcare Holdings, Inc.	1,600	19,758
	Olympic Group Corp.	2,600	16,095
	Onamba Co. Ltd.	3,300	12,910
	Onoken Co. Ltd.	5,000	71,592
	Onward Holdings Co. Ltd.	31,100	77,947
	Organo Corp.	2,100	153,570
	Oriental Consultants Holdings Co. Ltd.	500	13,459
*	Oriental Shiraishi Corp.	36,900	76,880
	Origin Co. Ltd.	900	9,743
*	OSAKA Titanium Technologies Co. Ltd.	5,100	36,809
	Osaki Electric Co. Ltd.	16,200	64,977
	OSG Corp.	17,900	315,134
	OUG Holdings, Inc.	1,100	25,764
	Ozu Corp.	1,500	25,327
	Pacific Industrial Co. Ltd.	13,600	129,821
	Pack Corp.	3,400	79,602
	PALTAC Corp.	800	30,662
	Paraca, Inc.	800	11,105
	Paramount Bed Holdings Co. Ltd.	10,100	168,072
	PC Depot Corp.	9,200	23,116
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	27,246
	Penta-Ocean Construction Co. Ltd.	74,900	415,937
	People Dreams & Technologies Group Co. Ltd.	2,300	35,971
	Press Kogyo Co. Ltd.	25,300	84,536
	Pressance Corp.	6,000	109,641
	Prima Meat Packers Ltd.	6,800	149,348
	Pronexus, Inc.	5,100	48,682
	PS Mitsubishi Construction Co. Ltd.	11,200	59,077
	Punch Industry Co. Ltd.	4,100	17,661
	Qol Holdings Co. Ltd.	2,700	31,453

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raiznext Corp.	8,600	$86,445
	Rasa Corp.	1,900	15,942
	Rasa Industries Ltd.	2,800	38,134
	Raysum Co. Ltd.	4,400	27,249
	Rengo Co. Ltd.	56,300	420,119
	Restar Holdings Corp.	5,900	100,386
	Retail Partners Co. Ltd.	9,100	93,932
	Rheon Automatic Machinery Co. Ltd.	7,100	65,075
	Riken Keiki Co. Ltd.	400	19,137
	Riken Technos Corp.	11,500	47,377
	Riken Vitamin Co. Ltd.	5,400	79,866
	Rion Co. Ltd.	2,600	52,081
	Riso Kagaku Corp.	3,800	68,156
	Rix Corp.	600	7,858
	Rokko Butter Co. Ltd.	3,900	51,280
	Roland DG Corp.	2,700	63,958
	Ryobi Ltd.	7,900	75,197
	Ryoden Corp.	4,800	71,875
	Ryosan Co. Ltd.	6,100	120,869
	S Foods, Inc.	4,700	144,371
	S&B Foods, Inc.	2,500	80,502
	Sac's Bar Holdings, Inc.	9,400	42,518
	Saizeriya Co. Ltd.	800	18,499
	Sakai Chemical Industry Co. Ltd.	4,000	72,625
	Sakai Heavy Industries Ltd.	1,600	37,987
	Sakai Moving Service Co. Ltd.	1,000	38,256
	Sakata INX Corp.	14,300	120,425
	Sala Corp.	18,200	98,630
	SAMTY Co. Ltd.	8,400	152,567
	San Holdings, Inc.	3,300	43,121
	San ju San Financial Group, Inc.	6,830	90,683
	San-A Co. Ltd.	4,800	170,236
	San-Ai Oil Co. Ltd.	19,800	161,365
	Sanei Architecture Planning Co. Ltd.	3,100	43,201
	Sangetsu Corp.	11,700	162,031
	San-In Godo Bank Ltd.	44,900	252,884
	Sanki Engineering Co. Ltd.	11,600	143,296
	Sanko Gosei Ltd.	6,600	20,510
	Sanko Metal Industrial Co. Ltd.	1,000	21,896
	Sankyo Co. Ltd.	12,700	326,996
	Sankyo Frontier Co. Ltd.	800	35,437
	Sankyo Tateyama, Inc.	7,100	38,611
	Sankyu, Inc.	13,500	488,399
	Sanoh Industrial Co. Ltd.	7,100	51,176
	Sansei Technologies, Inc.	4,600	29,746
	Sansha Electric Manufacturing Co. Ltd.	4,900	35,657
	Sanshin Electronics Co. Ltd.	2,200	28,722
	Sanyo Chemical Industries Ltd.	3,500	159,489
	Sanyo Denki Co. Ltd.	2,300	107,241
	Sanyo Special Steel Co. Ltd.	6,600	123,733
	Sanyo Trading Co. Ltd.	6,600	57,187
	Sapporo Holdings Ltd.	17,300	335,574
	Sato Shoji Corp.	5,000	48,468
	Satori Electric Co. Ltd.	4,200	33,861
	Satudora Holdings Co. Ltd.	1,800	9,999
	Sawai Group Holdings Co. Ltd.	10,500	397,443
*	SBI Insurance Group Co. Ltd.	900	8,543
	Scala, Inc.	8,400	48,423
	Scroll Corp.	9,700	69,931

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seika Corp.	2,600	$35,124
	Seikitokyu Kogyo Co. Ltd.	8,500	60,253
	Seiko Holdings Corp.	8,200	153,332
	Seiko PMC Corp.	4,100	23,537
	Seikoh Giken Co. Ltd.	1,600	23,233
	Seino Holdings Co. Ltd.	36,800	365,110
	Sekisui Kasei Co. Ltd.	8,100	32,712
	SEMITEC Corp.	400	35,924
	Senko Group Holdings Co. Ltd.	29,600	237,686
	Senshu Electric Co. Ltd.	2,300	122,622
	Senshu Ikeda Holdings, Inc.	75,200	118,919
	Seven Bank Ltd.	30,500	64,459
	Shibaura Machine Co. Ltd.	4,300	123,819
	Shibusawa Warehouse Co. Ltd.	3,100	57,769
	Shibuya Corp.	3,900	86,469
	Shiga Bank Ltd.	11,600	226,008
	Shikibo Ltd.	4,000	31,928
	Shikoku Bank Ltd.	12,000	83,203
	Shima Seiki Manufacturing Ltd.	4,800	72,610
	Shimizu Bank Ltd.	2,700	38,394
	Shimojima Co. Ltd.	5,000	44,685
	Shin Nippon Air Technologies Co. Ltd.	3,200	57,030
	Shinagawa Refractories Co. Ltd.	1,700	56,330
*	Shindengen Electric Manufacturing Co. Ltd.	2,500	73,668
	Shin-Etsu Polymer Co. Ltd.	11,300	108,283
	Shinko Shoji Co. Ltd.	8,100	63,238
	Shinmaywa Industries Ltd.	14,600	112,158
	Shin-Nihon Tatemono Co. Ltd.	3,600	13,085
	Shinoken Group Co. Ltd.	7,900	67,577
	Shinsho Corp.	1,500	46,395
	Shinwa Co. Ltd.	2,900	51,059
	Shinwa Co. Ltd.	3,500	25,232
	Shizuki Electric Co., Inc.	4,800	21,954
	Shizuoka Bank Ltd.	137,300	1,078,830
	Shizuoka Gas Co. Ltd.	14,700	128,329
	Shofu, Inc.	2,700	42,235
	Showa Denko KK	45,900	953,516
	Showa Sangyo Co. Ltd.	5,000	117,112
	Showa Shinku Co. Ltd.	700	9,202
	Siix Corp.	8,800	100,316
	Sinanen Holdings Co. Ltd.	2,300	60,667
	Sinfonia Technology Co. Ltd.	7,500	79,029
	Sinko Industries Ltd.	4,900	77,951
	SK-Electronics Co. Ltd.	2,400	19,635
	SKY Perfect JSAT Holdings, Inc.	43,100	162,215
	SMK Corp.	1,500	28,052
	Soda Nikka Co. Ltd.	6,400	46,639
	Sodick Co. Ltd.	14,700	102,526
	Sojitz Corp.	73,640	1,154,069
	Soken Chemical & Engineering Co. Ltd.	2,800	39,678
	Soshin Electric Co. Ltd.	2,800	15,340
	Space Co. Ltd.	4,920	37,446
	SPK Corp.	2,100	23,751
	ST Corp.	3,700	48,624
	Star Mica Holdings Co. Ltd.	3,800	45,963
	Star Micronics Co. Ltd.	9,300	117,941
	Starts Corp., Inc.	8,800	191,598
	Starzen Co. Ltd.	4,900	86,452
	Stella Chemifa Corp.	2,900	63,333

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Step Co. Ltd.	1,700	$26,853
	Subaru Enterprise Co. Ltd.	200	13,867
	Sugimoto & Co. Ltd.	2,800	52,954
	Sumida Corp.	7,600	66,732
	Suminoe Textile Co. Ltd.	1,700	27,630
	Sumitomo Bakelite Co. Ltd.	9,300	448,169
	Sumitomo Densetsu Co. Ltd.	4,800	87,495
	Sumitomo Forestry Co. Ltd.	34,900	614,435
	Sumitomo Heavy Industries Ltd.	33,800	887,671
	Sumitomo Mitsui Construction Co. Ltd.	42,300	159,836
	Sumitomo Osaka Cement Co. Ltd.	10,700	328,120
*	Sumitomo Precision Products Co. Ltd.	1,300	20,825
	Sumitomo Riko Co. Ltd.	11,300	57,802
	Sumitomo Rubber Industries Ltd.	52,754	548,952
	Sumitomo Seika Chemicals Co. Ltd.	2,600	69,717
	Sumitomo Warehouse Co. Ltd.	15,100	271,168
	Sun Frontier Fudousan Co. Ltd.	8,200	74,429
	Suncall Corp.	7,300	36,276
	Sunnexta Group, Inc.	500	4,586
	Sun-Wa Technos Corp.	3,300	37,768
	Suruga Bank Ltd.	52,700	227,315
	Suzuden Corp.	1,700	28,229
	Suzuki Co. Ltd.	4,300	32,296
	SWCC Showa Holdings Co. Ltd.	6,200	97,524
	T Hasegawa Co. Ltd.	9,200	201,882
	T RAD Co. Ltd.	2,300	53,749
	T&K Toka Co. Ltd.	6,700	46,552
	Tachibana Eletech Co. Ltd.	4,500	61,142
	Tachi-S Co. Ltd.	10,500	109,646
	Tadano Ltd.	25,600	223,915
	Taihei Dengyo Kaisha Ltd.	4,000	94,675
	Taiheiyo Cement Corp.	34,600	688,408
	Taiheiyo Kouhatsu, Inc.	1,500	8,429
	Taiho Kogyo Co. Ltd.	4,800	33,328
	Taikisha Ltd.	6,500	162,545
	Taiko Bank Ltd.	3,500	42,454
	Taisei Lamick Co. Ltd.	2,400	57,006
	Takachiho Koheki Co. Ltd.	2,000	27,027
	Takamatsu Construction Group Co. Ltd.	5,400	93,568
	Takamiya Co. Ltd.	5,300	18,719
	Takaoka Toko Co. Ltd.	3,700	45,463
	Takara & Co. Ltd.	2,600	40,942
	Takara Leben Co. Ltd.	29,200	79,567
	Takara Standard Co. Ltd.	9,700	115,483
	Takasago International Corp.	4,300	105,435
	Takasago Thermal Engineering Co. Ltd.	12,900	215,672
	Takashima & Co. Ltd.	1,500	31,296
	Takashimaya Co. Ltd.	42,000	398,851
	Takasho Co. Ltd.	4,200	23,776
	TAKEBISHI Corp.	2,800	35,283
	Takemoto Yohki Co. Ltd.	1,400	9,165
	Takeuchi Manufacturing Co. Ltd.	900	22,495
	Takihyo Co. Ltd.	1,600	19,554
	Takisawa Machine Tool Co. Ltd.	1,800	18,606
	Tamron Co. Ltd.	4,200	91,553
	Tamura Corp.	19,500	110,823
	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	45,819
	Tayca Corp.	5,300	60,934
	Tbk Co. Ltd.	9,300	32,582

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Technoflex Corp.	1,200	$10,720
	Teijin Ltd.	55,000	693,370
	Tekken Corp.	3,800	59,850
*	Tera Probe, Inc.	1,200	17,366
	Terasaki Electric Co. Ltd.	900	8,343
	Toa Corp.	7,300	50,861
	Toa Corp.	4,300	90,960
	Toa Oil Co. Ltd.	2,000	56,192
	TOA ROAD Corp.	1,700	73,930
	Tobishima Corp.	6,940	63,238
	Tochigi Bank Ltd.	34,500	66,985
	Toda Corp.	58,900	380,505
	Toenec Corp.	2,600	72,071
	Togami Electric Manufacturing Co. Ltd.	700	10,581
	Toho Acetylene Co. Ltd.	1,200	13,368
	Toho Bank Ltd.	61,900	115,145
*	Toho Co. Ltd.	1,300	12,230
	Toho Holdings Co. Ltd.	16,500	257,995
	Toho Zinc Co. Ltd.	4,600	95,508
	Tohoku Bank Ltd.	2,800	24,748
	Tokai Corp.	6,300	98,987
	Tokai Rika Co. Ltd.	15,700	204,531
	Tokai Tokyo Financial Holdings, Inc.	59,000	207,684
	Tokushu Tokai Paper Co. Ltd.	2,500	90,105
	Tokuyama Corp.	19,500	310,387
	Tokyo Keiki, Inc.	3,800	33,507
	Tokyo Kiraboshi Financial Group, Inc.	8,300	113,755
	Tokyo Rakutenchi Co. Ltd.	900	30,126
*	Tokyo Rope Manufacturing Co. Ltd.	3,800	28,957
	Tokyo Sangyo Co. Ltd.	4,000	25,148
	Tokyo Tatemono Co. Ltd.	46,400	691,659
*	Tokyo Theatres Co., Inc.	3,000	31,957
	Tokyu Construction Co. Ltd.	24,800	152,243
	Tokyu Fudosan Holdings Corp.	188,100	1,030,446
	Tokyu Recreation Co. Ltd.	600	25,221
	Toli Corp.	12,400	23,268
	Tomato Bank Ltd.	3,100	28,689
	Tomen Devices Corp.	800	48,007
	Tomoe Engineering Co. Ltd.	2,300	42,716
	Tomoku Co. Ltd.	3,200	48,511
	TOMONY Holdings, Inc.	36,900	104,638
	Tomy Co. Ltd.	11,100	108,365
	Tonami Holdings Co. Ltd.	1,600	52,052
	Topre Corp.	9,900	103,377
	Topy Industries Ltd.	4,600	43,922
	Torex Semiconductor Ltd.	2,700	63,258
	Torishima Pump Manufacturing Co. Ltd.	5,200	41,984
	Tosei Corp.	9,200	84,232
	Totech Corp.	1,900	40,316
	Totetsu Kogyo Co. Ltd.	6,100	130,173
	Totoku Electric Co. Ltd.	500	12,438
	Tottori Bank Ltd.	3,000	30,823
	Towa Bank Ltd.	11,700	53,911
	Towa Pharmaceutical Co. Ltd.	6,900	169,240
	Toyo Construction Co. Ltd.	22,200	110,664
	Toyo Denki Seizo KK	1,900	16,304
*	Toyo Engineering Corp.	8,900	51,278
	Toyo Ink SC Holdings Co. Ltd.	11,600	192,504
	Toyo Kanetsu KK	2,400	52,291

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Logistics Co. Ltd.	6,200	$17,012
	Toyo Machinery & Metal Co. Ltd.	5,300	26,841
	Toyo Seikan Group Holdings Ltd.	43,000	523,775
	Toyo Tanso Co. Ltd.	4,200	107,993
	Toyo Tire Corp.	29,800	421,348
	Toyo Wharf & Warehouse Co. Ltd.	1,800	22,435
	Toyobo Co. Ltd.	25,200	283,602
	Toyoda Gosei Co. Ltd.	11,200	235,392
	Toyota Boshoku Corp.	16,600	294,242
	TRE Holdings Corp.	8,308	104,851
	Trusco Nakayama Corp.	12,400	263,896
	Tsubaki Nakashima Co. Ltd.	11,600	143,739
	Tsubakimoto Chain Co.	7,600	212,838
	Tsubakimoto Kogyo Co. Ltd.	1,000	37,401
	Tsukishima Kikai Co. Ltd.	7,700	73,364
	Tsukuba Bank Ltd.	24,100	39,435
	Tsumura & Co.	15,600	442,457
	Tsurumi Manufacturing Co. Ltd.	4,800	71,263
	Tv Tokyo Holdings Corp.	3,900	67,449
*	UACJ Corp.	10,400	239,405
	Ube Industries Ltd.	32,600	586,134
	Uchida Yoko Co. Ltd.	2,000	79,190
	Ueki Corp.	1,000	12,417
	Uniden Holdings Corp.	2,100	62,051
	Union Tool Co.	2,300	74,542
	Unipres Corp.	10,500	73,452
	United Super Markets Holdings, Inc.	14,600	133,119
	UNITED, Inc.	2,700	45,219
*	Unitika Ltd.	19,200	51,588
	Univance Corp.	5,600	44,204
*	Universal Entertainment Corp.	8,100	166,548
	Urbanet Corp. Co. Ltd.	7,300	18,511
	V Technology Co. Ltd.	2,900	88,309
	Valor Holdings Co. Ltd.	9,700	186,455
	Valqua Ltd.	4,700	104,551
	Vertex Corp.	1,600	41,774
	Vital KSK Holdings, Inc.	10,700	72,357
	VT Holdings Co. Ltd.	19,300	74,933
	Wacoal Holdings Corp.	12,200	223,814
	Wakachiku Construction Co. Ltd.	3,700	54,018
	Wakita & Co. Ltd.	11,300	99,705
	Warabeya Nichiyo Holdings Co. Ltd.	3,900	66,218
	Watahan & Co. Ltd.	2,500	27,707
	Watts Co. Ltd.	2,800	16,418
	Wood One Co. Ltd.	2,403	20,839
*	World Co. Ltd.	7,600	76,325
	Wowow, Inc.	2,200	31,787
	Xebio Holdings Co. Ltd.	8,802	68,991
	YAC Holdings Co. Ltd.	1,800	17,771
	Yachiyo Industry Co. Ltd.	3,600	17,881
	Yagi & Co. Ltd.	800	9,370
	Yahagi Construction Co. Ltd.	7,300	48,607
	YAMABIKO Corp.	11,300	103,056
	Yamada Holdings Co. Ltd.	211,100	712,434
	Yamae Group Holdings Co. Ltd.	1,100	10,014
	Yamagata Bank Ltd.	7,800	64,671
	Yamaguchi Financial Group, Inc.	64,728	401,636
	Yamanashi Chuo Bank Ltd.	9,000	73,244
	Yamashina Corp.	27,600	17,321

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	2,300	$32,476
	Yamaura Corp.	2,600	22,071
	Yamaya Corp.	1,800	38,731
	Yamazawa Co. Ltd.	800	11,208
	Yamazen Corp.	14,700	127,887
	Yashima Denki Co. Ltd.	4,000	33,217
	Yellow Hat Ltd.	11,100	153,901
	Yokogawa Bridge Holdings Corp.	9,000	168,121
	Yokohama Rubber Co. Ltd.	35,800	521,914
	Yokorei Co. Ltd.	14,900	110,723
	Yondenko Corp.	3,000	43,341
	Yondoshi Holdings, Inc.	3,600	55,031
	Yorozu Corp.	5,100	42,881
	Yotai Refractories Co. Ltd.	5,200	56,568
	Yuasa Funashoku Co. Ltd.	500	12,052
	Yuasa Trading Co. Ltd.	5,300	134,126
	Yurtec Corp.	11,800	70,351
	Yushin Precision Equipment Co. Ltd.	4,900	30,009
	Yutaka Giken Co. Ltd.	1,300	20,254
	Zeon Corp.	32,700	379,452
	Zuiko Corp.	5,200	35,717
TOTAL JAPAN			115,546,796
MALAYSIA — (0.5%)
	Able Global Bhd	27,200	10,312
#	Aeon Co. M Bhd	62,600	21,038
	AFFIN Bank Bhd	57,208	24,413
	Ajinomoto Malaysia Bhd	3,900	13,778
	Alliance Bank Malaysia Bhd	119,500	94,609
	Allianz Malaysia Bhd	10,200	30,805
*	Amcorp Properties Bhd	49,100	0
	AME Elite Consortium Bhd	23,900	10,753
*	AMMB Holdings Bhd	285,100	222,661
*	Ancom BHD	25,700	20,711
	Batu Kawan Bhd	13,700	76,098
*	Berjaya Corp. Bhd	528,042	30,487
	Beshom Holdings Bhd	16,303	7,062
	BIMB Holdings Bhd	85,200	64,160
#*	Boustead Holdings Bhd	106,008	13,707
	Boustead Plantations Bhd	64,100	11,053
#*	Bumi Armada Bhd	415,900	55,239
	Cahya Mata Sarawak Bhd	111,300	32,867
*	Coastal Contracts Bhd	24,400	10,423
	Comfort Glove Bhd	48,200	10,696
#*	Cypark Resources Bhd	33,050	6,693
#	Dayang Enterprise Holdings Bhd	73,040	16,042
#	DRB-Hicom Bhd	155,700	54,485
	Duopharma Biotech Bhd	65,430	23,165
	Eco World Development Group Bhd	211,800	46,916
*	Ekovest BHD	194,300	19,312
	FGV Holdings Bhd	88,200	32,249
	Formosa Prosonic Industries Bhd	22,200	18,585
*	Gamuda Bhd	234,918	155,709
#	Guan Chong Bhd	46,700	29,925
#	Hengyuan Refining Co. Bhd	35,300	34,449
#	Hiap Teck Venture Bhd	188,100	22,181
	Hibiscus Petroleum Bhd	231,700	56,446
	Hong Leong Industries Bhd	10,900	24,225
	IGB Bhd	51,983	24,651

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IJM Corp. Bhd	420,900	$143,255
#	IOI Properties Group Bhd	232,249	56,668
#*	Iris Corp. Bhd	171,500	6,993
#*	JAKS Resources Bhd	399,320	37,385
*	Jaya Tiasa Holdings Bhd	64,000	10,287
	Kerjaya Prospek Group Bhd	39,895	10,638
	Kim Loong Resources Bhd	32,700	13,326
#*	KNM Group Bhd	444,200	14,338
	Kossan Rubber Industries	170,500	73,381
	KPJ Healthcare Bhd	289,500	71,939
	LBS Bina Group Bhd	122,590	13,779
	Leong Hup International Bhd	134,700	17,777
	Lii Hen Industries Bhd	15,400	11,175
	Luxchem Corp. Bhd	110,200	17,700
#	Magni-Tech Industries Bhd	28,266	13,138
#	Magnum Bhd	144,430	65,075
#	Mah Sing Group Bhd	164,200	26,520
#	Malayan Flour Mills Bhd	85,950	12,662
#	Malaysia Building Society Bhd	394,884	53,985
	Malaysia Smelting Corp. Bhd	40,000	33,322
#	Malaysian Resources Corp. Bhd	406,277	33,135
	Matrix Concepts Holdings Bhd	66,750	35,711
#	Mega First Corp. Bhd	82,000	69,184
	MKH Bhd	42,400	12,595
#	MNRB Holdings Bhd	102,843	27,711
*	MPHB Capital Bhd	107,000	31,863
	Muda Holdings Bhd	36,200	24,035
*	Mulpha International Bhd	20,120	11,606
	Padini Holdings Bhd	38,400	26,401
	Panasonic Manufacturing Malaysia Bhd	1,700	11,697
#	Paramount Corp. Bhd	41,580	6,971
#	Petron Malaysia Refining & Marketing Bhd	17,400	18,009
#*	Sapura Energy Bhd	1,048,700	11,183
#	Sarawak Oil Palms Bhd	45,385	40,787
	Scientex Bhd	86,700	95,093
#	Serba Dinamik Holdings Bhd	205,400	17,176
	Sime Darby Property Bhd	301,800	41,835
*	SP Setia Bhd Group	237,457	69,974
	Sunway Bhd	172,400	70,464
#	Supermax Corp. Bhd	195,196	55,124
	Syarikat Takaful Malaysia Keluarga Bhd	41,346	36,033
	Ta Ann Holdings Bhd	39,440	33,738
#	Taliworks Corp. Bhd	69,900	15,146
#	Thong Guan Industries Bhd	26,000	16,558
*	Tropicana Corp. Bhd	116,928	29,411
	TSH Resources Bhd	96,200	25,779
*	UEM Edgenta Bhd	59,000	22,155
*	UEM Sunrise Bhd	187,800	14,001
#	UMW Holdings Bhd	44,900	31,435
	United Malacca Bhd	15,200	18,843
	United Plantations Bhd	12,700	42,564
#	UOA Development Bhd	137,100	53,626
*	Velesto Energy Bhd	594,639	20,083
*	WCT Holdings Bhd	178,248	21,793
	Yinson Holdings Bhd	88,100	115,998
*	YNH Property Bhd	52,616	32,963
	YTL Corp. Bhd	642,734	85,300
TOTAL MALAYSIA			3,355,228

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (0.6%)
*	ALEATICA SAB de CV	32,376	$30,409
	Alfa SAB de CV, Class A	346,918	251,426
	Alpek SAB de CV	72,844	87,294
Ω	Banco del Bajio SA	115,511	248,963
	Cia Minera Autlan SAB de CV, Class B	49,936	33,068
	Consorcio ARA SAB de CV	116,555	22,997
	Corp Actinver SAB de CV	15,000	8,970
	Cydsa SAB de CV	1,721	1,149
	El Puerto de Liverpool SAB de CV, Class C1	26,678	122,656
	GCC SAB de CV	25,958	181,648
	Genomma Lab Internacional SAB de CV, Class B	112,180	111,484
	Grupo Carso SAB de CV	17,364	48,570
	Grupo Comercial Chedraui SA de CV	114,000	231,117
*	Grupo Financiero Inbursa SAB de CV, Class O	252,380	365,944
	Grupo Herdez SAB de CV	18,613	30,480
*	Grupo Hotelero Santa Fe SAB de CV	34,842	7,060
	Grupo Industrial Saltillo SAB de CV	37,531	50,689
	Grupo Rotoplas SAB de CV	12,342	15,891
*	Grupo Sanborns SAB de CV	32,226	35,932
*	Grupo Simec SAB de CV, Class B	7,364	64,615
	Grupo Televisa SAB, Sponsored ADR	7,020	71,815
	Grupo Televisa SAB	137,650	282,133
*	Hoteles City Express SAB de CV	61,700	13,968
	Industrias Bachoco SAB de CV, Class B	28,476	98,095
*	Industrias CH SAB de CV, Class B	36,248	344,240
	Industrias Penoles SAB de CV	17,093	183,583
	La Comer SAB de CV	82,402	135,619
	Megacable Holdings SAB de CV	95,361	307,330
*	Minera Frisco SAB de CV, Class A1	224,880	37,611
*Ω	Nemak SAB de CV	309,062	80,307
	Orbia Advance Corp. SAB de CV	109,587	256,702
	Organizacion Cultiba SAB de CV	58,298	33,631
	Organizacion Soriana SAB de CV, Class B	32,023	36,187
	Promotora y Operadora de Infraestructura SAB de CV	32,861	240,738
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	20,603
	Qualitas Controladora SAB de CV	14,241	76,970
	Regional SAB de CV	21,120	120,282
	Telesites SAB de CV	110,705	117,424
*	Unifin Financiera SAB de CV	68,832	95,200
	Vitro SAB de CV, Class A	20,798	21,980
TOTAL MEXICO			4,524,780
NETHERLANDS — (2.1%)
	Aalberts NV	14,152	865,114
Ω	ABN AMRO Bank NV	114,992	1,845,514
*	Accell Group NV	6,803	442,744
	Aegon NV	207,421	1,170,164
	Aegon NV	116,069	658,111
*	AFC Ajax NV	763	12,346
	APERAM SA	13,516	761,621
	Arcadis NV	11,981	524,469
	ASR Nederland NV	43,712	2,032,416
Ω	B&S Group Sarl	7,499	60,604
	Boskalis Westminster	21,208	600,396
	Brunel International NV	4,689	57,618
	ForFarmers NV	7,360	33,480
*	Fugro NV	33,219	265,634
	Heijmans NV	7,354	118,476
*	Hunter Douglas NV	113	21,953

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Intertrust NV	24,537	$533,397
	JDE Peet's NV	5,085	152,266
	Kendrion NV	3,805	87,928
*	Koninklijke BAM Groep NV	91,357	305,037
	Koninklijke Vopak NV	17,457	598,965
*Ω	Lucas Bols BV	1,767	22,978
	NN Group NV	2,122	118,752
	Ordina NV	26,153	131,059
	Randstad NV	5,915	384,793
	SBM Offshore NV	47,387	749,961
	SIF Holding NV	2,721	32,697
Ω	Signify NV	32,607	1,727,157
*	Sligro Food Group NV	7,628	194,594
	TKH Group NV	9,709	560,248
*	TomTom NV	4,666	44,590
	Van Lanschot Kempen NV	10,130	255,186
TOTAL NETHERLANDS			15,370,268
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	117,483	111,440
	Arvida Group Ltd.	104,393	116,826
	Chorus Ltd.	33,825	154,891
	Comvita Ltd.	6,699	14,868
	EBOS Group Ltd.	793	20,386
	Heartland Group Holdings Ltd.	80,433	125,246
	Kathmandu Holdings Ltd.	126,912	117,394
	Napier Port Holdings Ltd.	10,605	21,006
*	New Zealand Refining Co. Ltd.	54,077	33,880
	NZME Ltd.	28,793	24,110
	Oceania Healthcare Ltd.	109,162	85,111
	PGG Wrightson Ltd.	2,747	9,733
*	Rakon Ltd.	15,425	18,853
*	Sanford Ltd.	13,691	41,458
	Scales Corp. Ltd.	20,283	64,300
*	SKY Network Television Ltd.	42,375	67,378
	SKYCITY Entertainment Group Ltd.	148,344	266,569
	Steel & Tube Holdings Ltd.	30,627	31,047
	Summerset Group Holdings Ltd.	33,687	271,526
*	Synlait Milk Ltd.	17,264	35,912
*	Tourism Holdings Ltd.	28,637	51,448
	TOWER Ltd.	67,435	30,174
*	Vista Group International Ltd.	31,522	43,382
	Warehouse Group Ltd.	20,758	40,950
	Z Energy Ltd.	68,518	160,259
TOTAL NEW ZEALAND			1,958,147
NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,235	15,076
*	Akastor ASA	37,863	25,006
*	Aker Solutions ASA	52,919	138,422
	American Shipping Co. ASA	11,380	42,151
	Austevoll Seafood ASA	12,934	171,298
	Belships ASA	14,349	21,737
	Bonheur ASA	5,585	195,534
*	Borr Drilling Ltd.	15,453	31,833
*	BW Energy Ltd.	18,375	47,651
Ω	BW LPG Ltd.	19,494	105,158
	BW Offshore Ltd.	20,949	64,083

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	DNO ASA	86,626	$127,191
Ω	Elkem ASA	39,164	142,848
Ω	Fjordkraft Holding ASA	13,870	59,140
	FLEX LNG Ltd.	6,935	137,028
*	Frontline Ltd.	21,864	143,930
	Golden Ocean Group Ltd.	26,455	241,027
*	Grieg Seafood ASA	9,918	102,539
*	Hafnia Ltd.	21,611	39,573
	Hunter Group ASA	89,778	26,952
	Komplett Bank ASA	12,096	9,072
*	Kongsberg Automotive ASA	246,596	77,648
	Kongsberg Gruppen ASA	6,783	205,566
*	MPC Container Ships AS	50,453	171,300
*Ω	Norske Skog ASA	8,654	46,166
	Norway Royal Salmon ASA	1,085	23,589
*	Norwegian Energy Co. ASA	6,461	117,398
*	NRC Group ASA	11,663	30,316
*	Odfjell Drilling Ltd.	20,043	47,218
*	Odfjell SE, Class A	8,358	32,950
Ω	Okeanis Eco Tankers Corp.	2,333	19,567
*	Otello Corp. ASA	8,494	25,546
*	Panoro Energy ASA	14,178	39,731
	Pareto Bank ASA	7,034	50,120
*	PGS ASA	106,360	19,663
	Protector Forsikring ASA	14,114	188,000
*	Q-Free ASA	15,214	12,312
	Sandnes Sparebank	3,712	44,086
Ω	Sbanken ASA	20,792	219,911
	Selvaag Bolig ASA	8,806	51,829
*Ω	Shelf Drilling Ltd.	17,494	14,474
	Sparebank 1 Oestlandet	8,224	136,557
	SpareBank 1 Sorost-Norge	16,843	122,440
	Sparebanken More	1,699	92,373
	Stolt-Nielsen Ltd.	4,606	83,404
	Storebrand ASA	40,464	431,402
	Subsea 7 SA	49,434	371,658
	TGS ASA	23,350	251,415
*	Wallenius Wilhelmsen ASA	14,760	79,972
Ω	XXL ASA	28,771	44,944
TOTAL NORWAY			4,938,804
PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	158,000	34,247
	Alliance Global Group, Inc.	364,100	91,485
*	Atlas Consolidated Mining & Development Corp.	95,100	11,260
*	Belle Corp.	514,000	13,594
*Ω	CEMEX Holdings Philippines, Inc.	615,323	12,694
	China Banking Corp.	134,000	66,950
	Cosco Capital, Inc.	295,700	30,359
	DMCI Holdings, Inc.	494,700	82,678
	DoubleDragon Corp.	56,800	7,768
*	East West Banking Corp.	126,750	23,299
	Filinvest Land, Inc.	1,248,000	26,669
	First Philippine Holdings Corp.	35,390	48,516
	GT Capital Holdings, Inc.	9,255	103,787
	Holcim Philippines, Inc.	9,900	1,153
*	Integrated Micro-Electronics, Inc.	65,800	13,473
	LT Group, Inc.	276,500	54,365
	Megaworld Corp.	1,637,000	99,759

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metropolitan Bank & Trust Co.	134,270	$155,535
*	Petron Corp.	425,100	27,199
	Philex Mining Corp.	281,400	29,364
*	Philippine National Bank	69,743	28,089
*	Phoenix Petroleum Philippines, Inc.	68,700	14,432
*	Pilipinas Shell Petroleum Corp.	33,500	12,524
	PNB Holdings Corp.	10,942	68
	RFM Corp.	131,000	11,697
	Rizal Commercial Banking Corp.	59,520	23,959
	Robinsons Land Corp.	313,031	112,682
	Robinsons Retail Holdings, Inc.	60,780	67,279
	San Miguel Corp.	51,260	113,397
	Security Bank Corp.	69,170	145,991
*	Top Frontier Investment Holdings, Inc.	3,550	8,734
	Union Bank of the Philippines	53,450	105,595
	Vista Land & Lifescapes, Inc.	435,200	29,780
TOTAL PHILIPPINES			1,608,381
POLAND — (0.3%)
	AB SA	2,231	27,334
*	Agora SA	7,238	12,909
*	Alior Bank SA	9,974	137,845
	Alumetal SA	1,300	18,290
	Amica SA	1,011	26,798
	Apator SA	3,012	14,037
	ASBISc Enterprises PLC	2,483	10,328
	Asseco Poland SA	6,936	139,563
	Astarta Holding NV	1,946	16,169
	Bank Handlowy w Warszawie SA	5,520	85,447
*	Bank Millennium SA	102,904	208,009
*	Bank Ochrony Srodowiska SA	9,806	21,055
	Ciech SA	5,187	53,678
	Cognor Holding SA	27,036	28,880
	ComArch SA	726	32,228
	Cyfrowy Polsat SA	11,598	89,594
	Develia SA	100,947	83,506
	Echo Investment SA	21,847	21,731
*	Enea SA	51,599	97,186
	Eurocash SA	11,501	29,098
	Fabryki Mebli Forte SA	2,722	28,504
*	Famur SA	55,757	37,028
*	Grupa Azoty SA	8,145	70,877
*	Grupa Lotos SA	14,624	196,500
	Inter Cars SA	418	46,184
*	Jastrzebska Spolka Weglowa SA	9,070	88,665
	Kernel Holding SA	11,673	149,297
*	Lubelski Wegiel Bogdanka SA	1,672	12,744
*	mBank SA	1,977	226,417
	Mirbud SA	6,090	6,035
*	PGE Polska Grupa Energetyczna SA	139,761	263,286
*	PKP Cargo SA	4,386	14,154
*	Polimex-Mostostal SA	16,878	15,341
*	Tauron Polska Energia SA	263,439	155,908
*	VRG SA	30,608	29,640
	Warsaw Stock Exchange	2,325	23,097
	Wawel SA	130	15,631
TOTAL POLAND			2,532,993

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	33,412	$213,698
*	Banco Comercial Portugues SA, Class R	3,394,393	576,824
	Corticeira Amorim SGPS SA	12,616	145,090
	Galp Energia SGPS SA	35,803	394,774
*	Greenvolt-Energias Renovaveis SA	373	2,526
*	Ibersol SGPS SA	4,207	23,506
	Navigator Co. SA	91,338	344,576
	NOS SGPS SA	102,546	404,135
*	Novabase SGPS SA	4,522	24,371
	Sonae SGPS SA	376,748	432,884
TOTAL PORTUGAL			2,562,384
QATAR — (0.2%)
	Aamal Co.	303,573	91,308
	Baladna	116,412	47,997
	Barwa Real Estate Co.	223,562	206,401
	Commercial Bank PSQC	22,167	43,653
	Doha Bank QPSC	162,450	130,754
	Doha Insurance Co. QSC	77,894	39,912
*	Gulf International Services QSC	191,307	94,527
	Gulf Warehousing Co.	14,441	18,254
*	Investment Holding Group	73,293	25,982
	Mannai Corp. QSC	21,980	55,580
	Masraf Al Rayan QSC	25,925	34,932
	Mazaya Real Estate Development QPSC	306,171	77,518
	Ooredoo QPSC	6,290	12,558
	Qatar Industrial Manufacturing Co. QSC	45,582	41,291
*	Qatar Insurance Co. SAQ	157,947	113,619
	Qatar National Cement Co. QSC	53,035	81,461
*	Salam International Investment Ltd. QSC	177,511	42,360
	United Development Co. QSC	339,183	155,218
	Vodafone Qatar QSC	147,083	71,306
TOTAL QATAR			1,384,631
RUSSIA — (0.2%)
	Etalon Group PLC, GDR	30,431	36,822
*	Global Ports Investments PLC, GDR	3,189	10,332
	Globaltrans Investment PLC, GDR	16,500	115,005
*	Lenta International Co. PJSC, GDR	3,874	8,523
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	234,241
*	O'Key Group SA, GDR	7,059	4,165
	QIWI PLC, Sponsored ADR	4,400	32,868
	Ros Agro PLC,GDR	14,783	199,900
	RusHydro PJSC, ADR	154,685	140,454
	Tatneft PJSC, Sponsored ADR	10,602	406,905
*	VK Co. Ltd., GDR	13,581	108,376
	VTB Bank PJSC, GDR	176,858	199,496
TOTAL RUSSIA			1,497,087
SAUDI ARABIA — (0.7%)
	Al Babtain Power & Telecommunication Co.	4,511	40,697
*	Al Etihad Cooperative Insurance Co.	2,027	10,939
*	Al Jouf Cement Co.	17,106	50,631
	Al Khaleej Training & Education Co.	4,684	24,774
*	AlAbdullatif Industrial Investment Co.	5,897	47,220
*	AlJazira Takaful Ta'awuni Co.	6,327	35,417
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,744	19,062
	Arabian Cement Co.	9,516	103,359

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	5,138	$32,115
	Arriyadh Development Co.	5,777	41,803
*	Aseer Trading Tourism & Manufacturing Co.	9,803	57,939
	Astra Industrial Group	4,544	52,092
*	AXA Cooperative Insurance Co.	2,917	26,743
	Bank Al-Jazira	67,567	419,550
*	Basic Chemical Industries Ltd.	1,878	21,578
	City Cement Co.	8,558	53,747
*	Dar Al Arkan Real Estate Development Co.	78,822	217,181
*	Dur Hospitality Co.	8,909	79,193
	Eastern Province Cement Co.	2,799	33,907
	Electrical Industries Co.	3,038	24,241
*	Emaar Economic City	19,974	68,960
	Etihad Etisalat Co.	62,794	546,455
	Fitaihi Holding Group	4,088	51,857
	Hail Cement Co.	9,825	36,851
*	Jazan Energy & Development Co.	2,144	11,917
*	Mediterranean & Gulf Insurance & Reinsurance Co.	8,305	41,986
*	Methanol Chemicals Co.	7,770	80,399
*	Middle East Healthcare Co.	4,236	39,213
*	Middle East Paper Co.	5,322	73,430
*	Mobile Telecommunications Co. Saudi Arabia	82,390	295,145
	Najran Cement Co.	18,828	94,278
	National Co. for Glass Industries	2,577	32,167
*	National Industrialization Co.	4,675	28,530
	National Medical Care Co.	1,080	19,627
	Northern Region Cement Co.	21,521	79,690
	Sahara International Petrochemical Co.	36,285	419,726
	Saudi Chemical Co. Holding	10,917	101,778
	Saudi Investment Bank	26,831	161,390
*	Saudi Kayan Petrochemical Co.	133,648	705,003
*	Saudi Printing & Packaging Co.	2,635	17,004
*	Saudi Re for Cooperative Reinsurance Co.	14,082	69,883
*	Seera Group Holding	33,877	178,292
*	Tabuk Cement Co.	16,107	77,552
	Umm Al-Qura Cement Co.	4,244	28,688
	United International Transportation Co.	6,483	87,079
*	Walaa Cooperative Insurance Co.	4,683	24,788
*	Yamama Cement Co.	7,643	55,184
	Yanbu Cement Co.	18,076	188,572
*	Zamil Industrial Investment Co.	6,332	51,518
TOTAL SAUDI ARABIA			5,059,150
SINGAPORE — (0.6%)
	Avarga Ltd.	100,900	20,153
*	Banyan Tree Holdings Ltd.	47,800	11,153
	BRC Asia Ltd.	9,200	11,101
	Bukit Sembawang Estates Ltd.	45,200	167,475
	China Aviation Oil Singapore Corp. Ltd.	74,600	51,727
	China Sunsine Chemical Holdings Ltd.	89,700	30,949
	Chip Eng Seng Corp. Ltd.	116,100	37,101
*	COSCO Shipping International Singapore Co. Ltd.	301,000	55,982
	CSE Global Ltd.	90,200	31,767
	Del Monte Pacific Ltd.	197,000	55,686
	Delfi Ltd.	67,000	36,336
*††	Ezion Holdings Ltd.	1,083,800	6,498
#*††	Ezra Holdings Ltd.	468,200	714
	Far East Orchard Ltd.	62,600	51,049
	First Resources Ltd.	85,700	105,122

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Food Empire Holdings Ltd.	59,800	$29,527
	Frasers Property Ltd.	71,200	58,628
	Fu Yu Corp. Ltd.	116,400	23,306
	Golden Agri-Resources Ltd.	1,664,300	304,106
	GuocoLand Ltd.	77,700	85,888
*	Halcyon Agri Corp. Ltd.	98,900	16,864
	Ho Bee Land Ltd.	50,700	105,292
	Hong Fok Corp. Ltd.	106,790	57,869
	Hong Leong Asia Ltd.	61,800	37,278
	Hotel Grand Central Ltd.	35,281	26,983
	Hour Glass Ltd.	17,200	24,160
	Hutchison Port Holdings Trust	1,332,000	314,628
*††	Hyflux Ltd.	124,600	3,855
*	Indofood Agri Resources Ltd.	57,000	13,301
	Japfa Ltd.	161,600	73,854
*	Mandarin Oriental International Ltd.	67,600	146,846
	Mewah International, Inc.	86,100	24,066
*††	Midas Holdings Ltd.	343,400	9,151
*	mm2 Asia Ltd.	129,600	5,021
	NetLink NBN Trust	207,500	149,236
	Olam International Ltd.	125,120	156,338
	OUE Ltd.	79,600	77,950
	Oxley Holdings Ltd.	261,197	35,019
	QAF Ltd.	53,800	35,280
	Sembcorp Industries Ltd.	216,500	367,680
*	Sembcorp Marine Ltd.	3,380,500	206,213
*	SIA Engineering Co. Ltd.	63,500	101,095
	SIIC Environment Holdings Ltd.	349,300	62,179
	Sinarmas Land Ltd.	163,500	30,861
	Singapore Land Group Ltd.	50,200	96,866
	Stamford Land Corp. Ltd.	83,200	22,266
*††	Swiber Holdings Ltd.	92,600	1,398
	Tai Sin Electric Ltd.	34,116	9,634
	Tiong Woon Corp. Holding Ltd.	30,600	10,673
	Tuan Sing Holdings Ltd.	202,320	66,693
	UOB-Kay Hian Holdings Ltd.	77,937	93,428
	UOL Group Ltd.	91,900	498,371
	Wee Hur Holdings Ltd.	60,800	8,804
	Wing Tai Holdings Ltd.	122,600	160,319
TOTAL SINGAPORE			4,223,739
SOUTH AFRICA — (1.3%)
	Absa Group Ltd.	108,816	1,205,925
	Adcock Ingram Holdings Ltd.	11,334	37,509
	Advtech Ltd.	87,594	87,349
	AECI Ltd.	21,022	155,937
	African Rainbow Minerals Ltd.	18,409	274,128
	Alexander Forbes Group Holdings Ltd.	68,401	18,875
	Altron Ltd., Class A	34,495	18,618
	Alviva Holdings Ltd.	32,995	36,629
*	ArcelorMittal South Africa Ltd.	34,500	22,841
	Aspen Pharmacare Holdings Ltd.	52,774	710,974
	Astral Foods Ltd.	6,825	76,065
*	Aveng Ltd.	13,124	23,008
	Barloworld Ltd.	34,363	297,562
	Bidvest Group Ltd.	22,509	275,977
*	Blue Label Telecoms Ltd.	62,033	20,660
	Cashbuild Ltd.	1,920	35,007
	DataTec Ltd.	66,110	164,084

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Distell Group Holdings Ltd.	4,570	$50,289
	DRDGOLD Ltd.	9,247	7,343
	Exxaro Resources Ltd.	33,208	359,244
	Foschini Group Ltd.	27,935	233,965
*	Grindrod Ltd.	73,728	22,455
	Grindrod Shipping Holdings Ltd.	2,680	42,465
	Harmony Gold Mining Co. Ltd.	11,227	41,006
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	270,837
	Hudaco Industries Ltd.	3,075	27,297
	Imperial Logistics Ltd.	24,834	104,577
	Investec Ltd.	36,180	204,387
	Invicta Holdings Ltd.	8,097	15,783
	KAP Industrial Holdings Ltd.	419,611	116,188
	Lewis Group Ltd.	12,017	38,003
*	Liberty Holdings Ltd.	23,198	148,820
	Libstar Holdings Ltd.	33,738	13,986
	Life Healthcare Group Holdings Ltd.	203,975	299,645
	Long4Life Ltd.	66,890	25,165
	Merafe Resources Ltd.	340,993	28,761
	Metair Investments Ltd.	43,042	80,862
	Momentum Metropolitan Holdings	176,535	231,042
	Motus Holdings Ltd.	22,394	170,302
*	Mpact Ltd.	23,171	53,087
*	Murray & Roberts Holdings Ltd.	76,545	68,168
*	Nampak Ltd.	93,049	22,275
	Nedbank Group Ltd.	72,845	906,508
	Netcare Ltd.	154,040	149,068
	Oceana Group Ltd.	12,267	45,723
	Old Mutual Ltd.	590,707	532,300
	Omnia Holdings Ltd.	31,449	126,029
Ω	Pepkor Holdings Ltd.	104,564	154,177
*	PPC Ltd.	205,991	61,071
	Raubex Group Ltd.	28,364	69,061
	RCL Foods Ltd.	33,526	29,514
	Reunert Ltd.	27,011	84,142
	RFG Holdings Ltd.	21,827	19,274
	Royal Bafokeng Platinum Ltd.	20,360	216,834
*	Sappi Ltd.	102,700	287,972
	Super Group Ltd.	70,504	153,273
*	Telkom SA SOC Ltd.	60,940	196,398
	Tiger Brands Ltd.	13,670	162,816
*	Tsogo Sun Hotels Ltd.	64,667	13,954
	Wilson Bayly Holmes-Ovcon Ltd.	12,274	88,897
TOTAL SOUTH AFRICA			9,434,111
SOUTH KOREA — (4.5%)
*	ADTechnology Co. Ltd.	2,335	40,328
	Aekyung Chemical Co. Ltd.	3,458	28,397
	Aekyung Industrial Co. Ltd.	1,589	21,556
*	Agabang&Company	4,211	15,226
	Ahn-Gook Pharmaceutical Co. Ltd.	1,627	13,322
*	Ajin Industrial Co. Ltd.	7,583	18,235
	AK Holdings, Inc.	1,058	15,067
*	ALUKO Co. Ltd.	7,684	23,102
*	Amotech Co. Ltd.	1,746	35,256
*	APS Holdings Corp.	2,621	24,587
	Asia Cement Co. Ltd.	378	44,996
	ASIA Holdings Co. Ltd.	317	35,573
	Asia Paper Manufacturing Co. Ltd.	1,034	41,382

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Aurora World Corp.	2,182	$18,222
	Autech Corp.	2,921	25,423
	Avaco Co. Ltd.	1,836	16,651
	Baiksan Co. Ltd.	1,801	13,168
*	Bcworld Pharm Co. Ltd.	856	8,985
*	BH Co. Ltd.	3,959	72,063
	Binggrae Co. Ltd.	887	39,455
*	BioSmart Co. Ltd.	2,366	14,205
	BNK Financial Group, Inc.	55,877	376,865
*	Bohae Brewery Co. Ltd.	20,600	13,976
	Bookook Securities Co. Ltd.	475	9,416
	Boryung Pharmaceutical Co. Ltd.	2,084	21,130
	BYC Co. Ltd.	48	18,138
	Byucksan Corp.	12,763	34,543
*	CammSys Corp.	18,663	26,989
*	Carelabs Co. Ltd.	1,410	9,714
	Cell Biotech Co. Ltd.	844	10,778
*	Central Motek Co. Ltd.	1,065	18,074
	Changhae Ethanol Co. Ltd.	1,848	19,175
	Chongkundang Holdings Corp.	729	41,649
*	Choong Ang Vaccine Laboratory	1,867	20,763
*	CHOROKBAEM Co. Co. Ltd.	6,067	5,190
	CJ CheilJedang Corp.	1,456	422,320
	CJ Corp.	2,866	191,565
	CJ ENM Co. Ltd.	1,478	153,235
*	CJ Freshway Corp.	1,175	30,423
*	CJ Logistics Corp.	1,804	175,185
*	CJ Seafood Corp.	3,352	10,001
	CKD Bio Corp.	856	23,218
*	CLIO Cosmetics Co. Ltd.	737	10,083
*	CoAsia Corp.	2,721	22,155
*	Com2uS Holdings Corp.	671	88,679
*	Comtec Systems Co. Ltd.	24,407	18,807
*	Coreana Cosmetics Co. Ltd.	3,063	9,029
*	Cosmax, Inc.	1,462	88,588
*	Cosmecca Korea Co. Ltd.	1,266	13,826
	Cowell Fashion Co. Ltd.	7,205	49,044
	Cuckoo Holdings Co. Ltd.	1,180	17,046
	Cuckoo Homesys Co. Ltd.	877	25,420
*	Curo Co. Ltd.	36,601	12,989
	Cymechs, Inc.	618	9,059
	D.I Corp.	4,636	31,655
	Dae Won Kang Up Co. Ltd.	12,341	32,685
*	Dae Young Packaging Co. Ltd.	8,912	16,887
	Daebongls Co. Ltd.	2,395	16,059
*	Daechang Co. Ltd.	17,888	24,540
	Daedong Corp.	5,164	48,527
	Daeduck Electronics Co. Ltd.	6,699	126,135
	Daejung Chemicals & Metals Co. Ltd.	560	8,160
*	Daelim B&Co Co. Ltd.	2,798	16,506
	Daesang Corp.	4,306	80,096
	Daesang Holdings Co. Ltd.	3,226	23,187
*	Daesung Fine Tech Co. Ltd.	9,085	18,905
*	Daesung Holdings Co. Ltd.	788	31,280
*	Daesung Industrial Co. Ltd.	3,004	10,120
*	Daewon Cable Co. Ltd.	10,930	16,237
	Daewon Pharmaceutical Co. Ltd.	3,248	39,674
*	Daewoo Engineering & Construction Co. Ltd.	39,066	187,115
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,680	162,518

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daihan Pharmaceutical Co. Ltd.	1,150	$26,233
	Daishin Securities Co. Ltd.	6,759	94,893
*	Daiyang Metal Co. Ltd.	4,030	14,338
*	Danal Co. Ltd.	8,913	74,835
*	Dayou Automotive Seat Technology Co. Ltd.	17,022	16,492
*	Dayou Plus Co. Ltd.	20,660	23,179
	DB Financial Investment Co. Ltd.	6,876	37,284
	DB Insurance Co. Ltd.	10,029	502,353
	Deutsch Motors, Inc.	5,107	30,251
	Device ENG Co. Ltd.	725	14,973
	DGB Financial Group, Inc.	36,673	283,548
	DI Dong Il Corp.	241	44,969
	Digital Daesung Co. Ltd.	2,887	19,715
*	DL E&C Co. Ltd.	3,570	351,389
	DL Holdings Co. Ltd.	2,847	134,530
*	DMS Co. Ltd.	6,579	35,114
	DNF Co. Ltd.	1,205	19,527
	Dong-A Hwasung Co. Ltd.	1,979	17,104
	Dong-A Socio Holdings Co. Ltd.	815	67,823
	Dong-A ST Co. Ltd.	460	25,165
	Dong-Ah Geological Engineering Co. Ltd.	1,769	25,482
*	Dongbang Transport Logistics Co. Ltd.	11,205	29,913
	Dongkuk Steel Mill Co. Ltd.	14,483	180,654
	Dongkuk Structures & Construction Co. Ltd.	8,156	40,805
	Dongsung Chemical Co. Ltd.	3,261	12,466
	Dongwha Pharm Co. Ltd.	3,460	33,851
	Dongwon F&B Co. Ltd.	296	44,547
	Dongwon Industries Co. Ltd.	293	53,822
*	Dongyang Steel Pipe Co. Ltd.	15,694	14,398
*	Doosan Bobcat, Inc.	5,323	166,925
	Doosan Co. Ltd.	1,141	93,422
*	Doosan Infracore Co. Ltd.	18,553	91,540
	DoubleUGames Co. Ltd.	1,391	58,753
*	Duksan Hi-Metal Co. Ltd.	2,306	34,308
	DY Corp.	2,973	23,986
	DY POWER Corp.	1,196	13,486
*	E&M Co. Ltd.	11,553	5,477
	Eagon Industrial Ltd.	1,500	13,144
*	Easy Holdings Co. Ltd.	11,545	34,638
	eBEST Investment & Securities Co. Ltd.	2,178	13,804
	Ecoplastic Corp.	5,979	11,865
*	Elentec Co. Ltd.	4,032	49,329
*	E-MART, Inc.	4,315	480,266
*	EMKOREA Co. Ltd.	3,593	10,078
	ENF Technology Co. Ltd.	1,156	30,057
	Estechpharma Co. Ltd.	2,011	14,463
	Eugene Investment & Securities Co. Ltd.	15,514	38,975
*	E-World	5,556	10,130
	Farmsco	3,270	17,352
*	FarmStory Co. Ltd.	11,495	19,174
	Fila Holdings Corp.	9,205	227,412
	Gabia, Inc.	1,357	13,250
	Gaon Cable Co. Ltd.	784	14,488
*	Gemvaxlink Co. Ltd.	14,448	17,840
*	Genie Music Corp.	7,762	30,424
	Genoray Co. Ltd.	1,571	12,711
	Global Standard Technology Co. Ltd.	1,206	37,810
	Green Cross Holdings Corp.	4,563	84,740
	GS Engineering & Construction Corp.	11,520	383,369

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GS Global Corp.	14,500	$25,729
	GS Holdings Corp.	9,401	303,529
	GS Retail Co. Ltd.	6,406	145,451
*	Gwangju Shinsegae Co. Ltd.	168	23,040
	Haatz, Inc.	1,026	7,538
	Haesung Industrial Co. Ltd.	2,832	32,694
	Haitai Confectionery & Foods Co. Ltd.	1,329	8,082
	Halla Corp.	2,965	12,810
	Halla Holdings Corp.	1,278	43,342
	Han Kuk Carbon Co. Ltd.	5,432	49,759
	Hana Pharm Co. Ltd.	872	13,287
	HanChang Paper Co. Ltd.	12,299	19,435
*	Hancom, Inc.	2,098	37,581
	Handok, Inc.	1,695	28,997
	Handsome Co. Ltd.	3,194	90,218
	Hanil Cement Co. Ltd.	3,538	55,145
	Hanil Holdings Co. Ltd.	2,225	22,980
	Hanil Hyundai Cement Co. Ltd.	610	15,237
	Hanjin Transportation Co. Ltd.	2,502	58,086
	Hankook Tire & Technology Co. Ltd.	14,682	414,578
	HanmiGlobal Co. Ltd.	2,096	21,786
	Hansae Co. Ltd.	1,894	39,775
	Hansae Yes24 Holdings Co. Ltd.	1,461	7,593
	Hanshin Construction	1,594	21,545
	Hanshin Machinery Co.	8,814	23,968
	Hansol Holdings Co. Ltd.	6,864	18,124
*	Hansol HomeDeco Co. Ltd.	24,580	31,319
	Hansol Logistics Co. Ltd.	6,962	19,904
	Hansol Paper Co. Ltd.	3,464	33,821
*	Hansol Technics Co. Ltd.	5,680	30,914
	Hanwha Aerospace Co. Ltd.	3,743	151,737
	Hanwha Corp.	9,798	244,420
*	Hanwha General Insurance Co. Ltd.	11,720	34,787
*	Hanwha Investment & Securities Co. Ltd.	22,156	90,791
	Hanwha Life Insurance Co. Ltd.	60,694	149,234
	Hanyang Eng Co. Ltd.	2,781	34,658
	Hanyang Securities Co. Ltd.	2,469	30,765
*	Harim Co. Ltd.	8,073	18,142
	Harim Holdings Co. Ltd.	6,177	46,409
	HB Technology Co. Ltd.	10,732	21,431
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	10,592
	Hitejinro Holdings Co. Ltd.	1,659	15,964
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	17,278
*	Home Center Holdings Co. Ltd.	14,297	13,630
	HS Industries Co. Ltd.	7,260	30,197
*	HSD Engine Co. Ltd.	3,091	22,107
	Huchems Fine Chemical Corp.	3,216	57,454
*	Humax Co. Ltd.	6,520	23,580
	Humedix Co. Ltd.	632	10,681
*	Huneed Technologies	1,951	11,964
	Huons Global Co. Ltd.	1,661	44,873
	Husteel Co. Ltd.	1,821	23,522
	Huvis Corp.	2,628	15,758
	Huvitz Co. Ltd.	3,099	21,427
	Hwa Shin Co. Ltd.	3,952	24,463
*	Hwail Pharm Co. Ltd.	8,763	15,577
	Hwaseung Corp. Co. Ltd.	4,858	7,828
	Hwaseung Enterprise Co. Ltd.	2,016	24,241
*	Hyosung Chemical Corp.	325	65,209

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyosung Heavy Industries Corp.	1,146	$50,966
	Hyosung TNC Corp.	427	151,683
	Hyundai Bioland Co. Ltd.	2,118	26,907
	Hyundai BNG Steel Co. Ltd.	2,003	26,196
*	Hyundai Construction Equipment Co. Ltd.	2,547	83,483
	Hyundai Department Store Co. Ltd.	3,069	184,828
*	Hyundai Electric & Energy System Co. Ltd.	3,248	48,352
	Hyundai Elevator Co. Ltd.	4,679	142,807
	Hyundai Energy Solutions Co. Ltd.	986	17,687
	Hyundai Engineering & Construction Co. Ltd.	16,090	576,218
	Hyundai Glovis Co. Ltd.	2,885	394,700
	Hyundai Heavy Industries Holdings Co. Ltd.	9,528	384,169
	Hyundai Home Shopping Network Corp.	1,138	57,287
	Hyundai Livart Furniture Co. Ltd.	2,651	29,297
	Hyundai Marine & Fire Insurance Co. Ltd.	11,540	245,526
	Hyundai Motor Securities Co. Ltd.	4,374	39,767
*	Hyundai Pharmaceutical Co. Ltd.	2,634	10,856
*	Hyundai Rotem Co. Ltd.	1,185	18,739
	Hyundai Steel Co.	17,414	575,151
	Hyundai Wia Corp.	3,635	208,192
*	Hyungji Elite, Inc.	3,697	7,815
	HyVision System, Inc.	2,537	47,512
*	i3system, Inc.	1,374	20,424
	ICD Co. Ltd.	1,527	13,940
*	IHQ, Inc.	35,602	33,286
	Il Sung Construction Co. Ltd.	8,095	28,601
	Iljin Holdings Co. Ltd.	6,410	24,365
	iMarketKorea, Inc.	4,396	35,669
	InBody Co. Ltd.	2,711	46,930
*	Industrial Bank of Korea	52,723	457,757
*	INFAC Corp.	1,852	18,297
*	Infinitt Healthcare Co. Ltd.	1,548	8,483
*	InfoBank Corp.	1,456	22,957
	Innocean Worldwide, Inc.	1,362	56,673
*	Insun ENT Co. Ltd.	4,211	39,355
*	Insung Information Co. Ltd.	8,677	20,805
	Intelligent Digital Integrated Security Co. Ltd.	805	15,034
	Interojo Co. Ltd.	1,105	25,175
	Interpark Corp.	11,036	40,385
	Inzi Controls Co. Ltd.	2,657	32,253
	INZI Display Co. Ltd.	3,850	8,834
	IS Dongseo Co. Ltd.	2,486	98,926
	i-SENS, Inc.	1,249	29,208
	ISU Chemical Co. Ltd.	3,235	35,001
*	Jahwa Electronics Co. Ltd.	1,841	35,552
	JB Financial Group Co. Ltd.	21,369	145,757
	JC Hyun System, Inc.	2,565	13,176
*	Jeju Semiconductor Corp.	9,500	43,481
	Jinsung T.E.C.	2,323	18,214
	JLS Co. Ltd.	1,761	10,691
*	JNK Heaters Co. Ltd.	3,078	13,079
*	JNTC Co. Ltd.	2,082	11,816
	JVM Co. Ltd.	1,407	16,955
	JW Holdings Corp.	6,304	16,753
	JW Life Science Corp.	891	9,617
	Kangnam Jevisco Co. Ltd.	1,043	21,771
	KAON Media Co. Ltd.	2,265	27,874
	KC Tech Co. Ltd.	1,733	29,401
	KCC Glass Corp.	1,663	82,047

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCTC	5,539	$23,690
	KEPCO Plant Service & Engineering Co. Ltd.	3,469	94,637
	Keyang Electric Machinery Co. Ltd.	4,355	13,414
	KG Chemical Corp.	1,048	23,532
	KG Dongbu Steel Co. Ltd.	4,319	35,727
	KG Eco Technology Service Co. Ltd.	3,707	36,842
	Kginicis Co. Ltd.	2,707	39,842
	KGMobilians Co. Ltd.	3,236	24,145
*	KH FEELUX Co. Ltd.	20,182	35,196
	KISWIRE Ltd.	2,132	35,368
	KIWOOM Securities Co. Ltd.	3,119	234,952
	KleanNara Co. Ltd.	3,346	11,641
*	KM Corp.	2,027	13,005
	Kocom Co. Ltd.	1,980	9,705
	Kolmar Korea Co. Ltd.	2,435	71,335
	Kolon Corp.	770	19,511
	Kolon Global Corp.	1,233	19,823
*	Kolon Industries, Inc.	2,982	155,062
	Korea Cast Iron Pipe Industries Co. Ltd.	2,203	15,841
*	Korea Circuit Co. Ltd.	2,209	55,491
	Korea Electric Terminal Co. Ltd.	1,169	63,576
	Korea Export Packaging Industrial Co. Ltd.	645	12,170
*	Korea Information & Communications Co. Ltd.	2,187	16,029
	Korea Investment Holdings Co. Ltd.	8,430	516,922
*	Korea Line Corp.	35,444	64,175
	Korea Petrochemical Ind Co. Ltd.	752	94,953
	Korea Petroleum Industries Co.	1,279	16,162
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,917	332,401
*	Korean Air Lines Co. Ltd.	30,498	736,451
	Korean Reinsurance Co.	14,363	122,192
	KSS LINE Ltd.	4,280	40,328
*	KT Alpha Co. Ltd.	3,330	17,035
	KT Submarine Co. Ltd.	3,719	16,708
	KTB Investment & Securities Co. Ltd.	11,121	46,318
	KTCS Corp.	8,880	16,098
	Kukdo Chemical Co. Ltd.	1,033	47,007
	Kukdong Corp.	15,085	28,492
	Kukdong Oil & Chemicals Co. Ltd.	4,391	13,244
*	Kumho HT, Inc.	9,912	13,871
	Kumho Petrochemical Co. Ltd.	3,162	392,542
*	Kumho Tire Co., Inc.	16,572	56,103
	KUMHOE&C Co. Ltd.	3,880	32,776
	Kumkang Kind Co. Ltd.	2,221	14,734
	Kwang Dong Pharmaceutical Co. Ltd.	5,855	32,383
*	Kyeryong Construction Industrial Co. Ltd.	1,246	32,616
	Kyobo Securities Co. Ltd.	4,800	31,634
	Kyongbo Pharmaceutical Co. Ltd.	1,812	13,009
	Kyung Dong Navien Co. Ltd.	772	31,471
	Kyungbang Co. Ltd.	2,863	33,676
*	Kyungchang Industrial Co. Ltd.	3,820	10,284
	Kyung-In Synthetic Corp.	6,925	33,681
	LG Display Co. Ltd.	47,899	805,544
	LG HelloVision Co. Ltd.	4,770	18,645
	LG Uplus Corp.	45,553	496,375
	LIG Nex1 Co. Ltd.	1,802	88,395
*	Lock & Lock Co. Ltd.	5,368	45,461
	LOT Vacuum Co. Ltd.	3,553	47,443
	Lotte Chemical Corp.	3,491	574,070
	Lotte Chilsung Beverage Co. Ltd.	618	76,633

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Confectionery Co. Ltd.	278	$27,148
	Lotte Corp.	5,594	124,977
*	Lotte Data Communication Co.	593	18,185
	LOTTE Fine Chemical Co. Ltd.	3,498	201,103
	Lotte Food Co. Ltd.	86	22,810
	LOTTE Himart Co. Ltd.	2,092	37,197
	Lotte Shopping Co. Ltd.	2,245	150,893
	LS Corp.	3,127	131,749
	LS Electric Co. Ltd.	2,670	110,222
*	LVMC Holdings	9,650	26,324
	LX Hausys Ltd.	1,279	59,617
	LX International Corp.	6,246	128,089
	Macrogen, Inc.	1,592	32,848
*	Maeil Dairies Co. Ltd.	532	30,076
*	Mando Corp.	5,656	249,090
	ME2ON Co. Ltd.	2,323	11,537
	Meritz Financial Group, Inc.	7,348	266,294
	Meritz Fire & Marine Insurance Co. Ltd.	736	28,349
	Meritz Securities Co. Ltd.	66,680	339,830
	Mirae Asset Life Insurance Co. Ltd.	14,792	45,758
	Mirae Asset Securities Co. Ltd.	57,700	413,317
	Miwon Holdings Co. Ltd.	98	11,687
*	Mobase Electronics Co. Ltd.	7,935	14,713
	Monalisa Co. Ltd.	3,601	10,362
	MonAmi Co. Ltd.	3,796	12,761
	Moorim P&P Co. Ltd.	5,847	18,688
	Moorim Paper Co. Ltd.	5,143	9,581
*	Motrex Co. Ltd.	4,457	22,653
	Nam Hwa Construction Co. Ltd.	2,501	16,642
	Namhae Chemical Corp.	2,788	20,775
	Nasmedia Co. Ltd.	550	12,360
*	NDFOS Co. Ltd.	2,190	15,727
	NeoPharm Co. Ltd.	851	16,512
*	Neowiz	2,553	56,206
	Nexen Corp.	5,293	18,197
	Nexen Tire Corp.	10,324	54,163
	NH Investment & Securities Co. Ltd.	31,442	301,478
	NICE Holdings Co. Ltd.	4,219	59,525
	Nice Information & Telecommunication, Inc.	884	19,927
	NICE Total Cash Management Co. Ltd.	2,560	10,788
*	NK Co. Ltd.	17,710	14,004
	Nong Shim Holdings Co. Ltd.	504	31,141
	Nong Woo Bio Co. Ltd.	2,119	17,737
	NongShim Co. Ltd.	653	176,247
	NOROO Paint & Coatings Co. Ltd.	2,353	21,501
	NPC	2,485	17,398
*	Oceanbridge Co. Ltd.	1,031	11,550
*	OCI Co. Ltd.	3,226	242,794
	Okong Corp.	2,812	9,038
	Openbase, Inc.	6,683	18,663
*	OPTRON-TEC, Inc.	5,031	33,691
	Orion Holdings Corp.	4,881	57,435
	Ottogi Corp.	295	107,583
	Paik Kwang Industrial Co. Ltd.	5,088	17,994
*	Pan Entertainment Co. Ltd.	3,405	13,016
	Pan Ocean Co. Ltd.	34,054	142,139
*	Pan-Pacific Co. Ltd.	6,121	10,691
*	Paradise Co. Ltd.	3,934	50,146
	Partron Co. Ltd.	7,264	79,660

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PHA Co. Ltd.	2,104	$16,289
	Poongsan Corp.	4,379	109,795
	POSCO Coated & Color Steel Co. Ltd.	339	14,444
	Posco International Corp.	9,521	164,651
*	Power Logics Co. Ltd.	6,699	39,580
*	PowerNet Technologies Corp.	3,363	12,932
	Protec Co. Ltd.	1,431	40,108
	Pulmuone Co. Ltd.	2,268	30,966
	Pungkuk Alcohol Industry Co. Ltd.	1,107	13,823
*	Rayence Co. Ltd.	1,788	16,888
*††	Redrover Co. Ltd.	4,378	1,246
	Reyon Pharmaceutical Co. Ltd.	1,323	31,796
*	RFTech Co. Ltd.	6,444	28,718
*	S.Y. Co. Ltd.	3,263	9,142
	S-1 Corp.	1,753	98,186
	Sajo Industries Co. Ltd.	390	14,066
	Sajodaerim Corp.	742	16,306
*	Sajodongaone Co. Ltd.	16,995	15,170
*	Sambo Corrugated Board Co. Ltd.	1,289	15,049
*	Sambo Motors Co. Ltd.	2,209	9,895
*	Samchuly Bicycle Co. Ltd.	2,008	18,569
	SAMHWA Paints Industrial Co. Ltd.	1,739	11,951
	Samick Musical Instruments Co. Ltd.	9,536	13,067
	Samick THK Co. Ltd.	2,172	23,076
	Samji Electronics Co. Ltd.	2,577	22,760
	Samjin LND Co. Ltd.	6,197	14,846
	Samjin Pharmaceutical Co. Ltd.	2,378	49,849
*	Samkee Corp.	5,231	20,525
	SAMPYO Cement Co. Ltd.	8,391	36,264
	Samsung Fire & Marine Insurance Co. Ltd.	5,274	881,556
	Samsung Securities Co. Ltd.	12,654	427,266
	SAMT Co. Ltd.	8,621	29,019
	Samyang Corp.	520	26,985
	Samyang Foods Co. Ltd.	574	40,894
	Seah Besteel Corp.	3,572	45,453
	SeAH Holdings Corp.	197	16,932
	SeAH Steel Corp.	395	32,083
	SeAH Steel Holdings Corp.	440	38,725
	Sejong Industrial Co. Ltd.	2,921	17,784
	Sempio Foods Co.	397	14,117
*	S-Energy Co. Ltd.	2,604	8,225
	Seoul Semiconductor Co. Ltd.	7,302	92,271
*	Seowon Co. Ltd.	10,826	16,049
	Seoyon Co. Ltd.	3,702	37,041
	Seoyon E-Hwa Co. Ltd.	2,282	12,698
*	Sewon E&C Co. Ltd.	36,242	31,878
	Sewoon Medical Co. Ltd.	5,329	15,814
	SFA Engineering Corp.	3,428	98,107
	SGC e Tec E&C Co. Ltd.	330	15,131
*	SH Energy & Chemical Co. Ltd.	23,098	17,489
	Shindaeyang Paper Co. Ltd.	370	27,416
	Shinsegae Engineering & Construction Co. Ltd.	481	12,457
*	Shinsegae Food Co. Ltd.	411	25,814
	Shinsegae Information & Communication Co. Ltd.	186	26,363
*	Shinsegae International, Inc.	523	52,718
*	Shinsegae, Inc.	1,577	309,529
*	Shinsung Tongsang Co. Ltd.	2,612	7,294
	Shinwha Intertek Corp.	8,653	20,931
*	Shinwon Corp.	13,837	23,971

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Showbox Corp.	7,076	$27,177
*	Signetics Corp.	10,089	19,659
*	SIMMTECH HOLDINGS Co. Ltd.	7,163	31,097
	Sinil Pharm Co. Ltd.	1,745	13,437
	SK D&D Co. Ltd.	1,109	24,625
	SK Discovery Co. Ltd.	2,498	82,488
	SK Gas Ltd.	772	75,383
	SK Networks Co. Ltd.	29,733	112,601
	SK Securities Co. Ltd.	75,787	55,572
	SL Corp.	3,492	78,439
*	SM Entertainment Co. Ltd.	1,025	51,300
*	S-MAC Co. Ltd.	32,000	19,829
	SNT Motiv Co. Ltd.	1,600	58,890
*	SNU Precision Co. Ltd.	4,032	10,774
	S-Oil Corp.	7,566	574,361
	Songwon Industrial Co. Ltd.	2,765	45,637
	Soosan Heavy Industries Co. Ltd.	6,373	13,029
*	Soulbrain Holdings Co. Ltd.	1,089	26,700
	SPC Samlip Co. Ltd.	171	10,024
	SPG Co. Ltd.	2,138	22,030
*	Spigen Korea Co. Ltd.	664	22,297
	Suheung Co. Ltd.	1,127	37,138
	Sun Kwang Co. Ltd.	709	36,435
	Sung Kwang Bend Co. Ltd.	2,225	14,944
*	Sungchang Enterprise Holdings Ltd.	15,703	29,895
	Sungshin Cement Co. Ltd.	3,983	52,872
	Sungwoo Hitech Co. Ltd.	11,668	50,105
	Sunjin Co. Ltd.	1,884	16,580
*	Suprema, Inc.	815	15,452
	Systems Technology, Inc.	1,944	29,725
	Tae Kyung Industrial Co. Ltd.	2,320	12,678
	Taekyung BK Co. Ltd.	6,589	23,622
*††	Taewoong Co. Ltd.	3,164	6,151
	Taeyoung Engineering & Construction Co. Ltd.	4,126	36,050
*	Taihan Textile Co. Ltd.	350	14,000
*	Tailim Packaging Co. Ltd.	2,441	7,835
	TCC Steel	3,926	31,715
	TechWing, Inc.	2,455	42,043
	TES Co. Ltd.	2,135	45,448
*	Thinkware Systems Corp.	1,121	18,170
*	TK Corp.	2,713	23,718
	Tongyang Life Insurance Co. Ltd.	7,364	36,744
*	Top Engineering Co. Ltd.	3,622	21,078
*	Tovis Co. Ltd.	3,257	26,888
	TS Corp.	13,340	30,558
*	Tuksu Construction Co. Ltd.	2,389	22,107
*	TY Holdings Co. Ltd.	3,978	78,105
	TYM Corp.	14,537	18,280
	Ubiquoss Holdings, Inc.	1,157	15,583
	Ubiquoss, Inc.	645	10,801
	Uju Electronics Co. Ltd.	1,424	38,498
	Uni-Chem Co. Ltd.	17,518	18,139
*	Unick Corp.	2,616	11,724
	Unid Co. Ltd.	1,083	75,886
	Uniquest Corp.	2,969	28,441
*	Value Added Technology Co. Ltd.	1,125	31,103
	Vieworks Co. Ltd.	1,268	43,776
	Vitzro Tech Co. Ltd.	2,200	15,942
*	Vivien Corp.	8,653	18,518

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Webzen, Inc.	2,836	$53,052
*	Welcron Co. Ltd.	4,623	15,182
*	WillBes & Co.	9,359	10,371
	Winix, Inc.	2,531	38,652
*	Winpac, Inc.	11,525	18,110
	Wins Co. Ltd.	1,360	16,496
	WiSoL Co. Ltd.	3,382	30,198
*	WONIK CUBE Corp.	5,623	13,378
	Wonik Materials Co. Ltd.	1,400	42,757
	Woojin, Inc.	2,607	16,864
*	Woongjin Thinkbig Co. Ltd.	5,558	13,209
*	Wooree Bio Co. Ltd.	5,593	16,205
	Woori Financial Group, Inc.	102,790	1,264,560
	Woori Investment Bank Co. Ltd.	77,941	52,877
*	Woory Industrial Co. Ltd.	1,010	16,199
*	Woosu AMS Co. Ltd.	4,427	14,853
*	Woowon Development Co. Ltd.	4,466	16,884
	Y G-1 Co. Ltd.	4,751	32,745
*	Y-entec Co. Ltd.	3,150	35,134
*	YIK Corp.	4,000	18,890
	YMC Co. Ltd.	1,653	8,900
	Youlchon Chemical Co. Ltd.	1,557	29,292
*	Youngone Corp.	3,664	142,725
	Youngone Holdings Co. Ltd.	996	40,731
	Yuanta Securities Korea Co. Ltd.	21,566	63,214
	Yuyu Pharma, Inc.	2,496	14,361
*	Zeus Co. Ltd.	1,279	25,133
TOTAL SOUTH KOREA			33,783,079
SPAIN — (1.3%)
	Acerinox SA	43,030	548,341
	ACS Actividades de Construccion y Servicios SA	36,597	923,950
Ω	Aedas Homes SA	4,796	130,599
	Almirall SA	11,982	154,223
	Applus Services SA	38,580	339,965
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	125,935
	Azkoyen SA	2,368	13,737
*	Banco de Sabadell SA	1,389,267	1,080,507
	Bankinter SA	164,688	965,765
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	201,322
	Ebro Foods SA	15,774	292,305
*	eDreams ODIGEO SA	8,472	74,435
	Elecnor SA	10,143	113,875
	Enagas SA	55,551	1,201,127
*	Ence Energia y Celulosa SA	46,489	124,726
*	Ercros SA	28,337	93,326
	Faes Farma SA	74,788	288,290
	Fomento de Construcciones y Contratas SA	13,132	158,219
Ω	Gestamp Automocion SA	49,355	222,351
	Grupo Catalana Occidente SA	11,144	375,841
	Iberpapel Gestion SA	2,972	58,974
*	Indra Sistemas SA	4,205	42,846
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	139,381	250,203
	Mapfre SA	233,164	506,383
*	Mediaset Espana Comunicacion SA	38,021	178,033
Ω	Metrovacesa SA	9,669	71,551
	Miquel y Costas & Miquel SA	3,504	49,343
Ω	Neinor Homes SA	6,509	79,239
*	Obrascon Huarte Lain SA	132,659	129,552

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Prim SA	827	$13,527
	Prosegur Cia de Seguridad SA	38,163	95,073
	Sacyr SA	39,850	99,618
*Ω	Talgo SA	6,467	34,422
*	Tubacex SA	14,778	25,879
Ω	Unicaja Banco SA	340,694	349,239
*	Vocento SA	20,755	21,655
TOTAL SPAIN			9,434,376
SWEDEN — (2.3%)
Ω	AcadeMedia AB	24,057	139,661
	AFRY AB	14,396	322,878
Ω	Alimak Group AB	10,032	114,801
	Alligo AB, Class B	4,669	98,306
Ω	Ambea AB	14,832	82,697
*	Annehem Fastigheter AB, Class B	11,051	41,626
*	AQ Group AB	2,586	84,033
*	Arise AB	3,697	18,950
	Arjo AB, Class B	18,593	185,817
*Ω	Attendo AB	30,376	107,058
*	Balco Group AB	2,823	38,469
*	BE Group AB	1,190	17,988
	Beijer Alma AB	5,848	148,609
*	Beijer Electronics Group AB	6,362	42,492
	Bergman & Beving AB	6,955	99,411
	Besqab AB	1,299	25,577
	Betsson AB, Class B	31,487	176,177
*	Better Collective AS	2,236	47,051
*	BHG Group AB	15,494	148,518
	Bilia AB, Class A	17,015	255,362
	BillerudKorsnas AB	48,041	763,851
	Bonava AB, Class B	19,807	171,418
	Boule Diagnostics AB	3,333	17,932
Ω	Bravida Holding AB	41,986	502,382
	Bufab AB	7,561	285,148
	Bulten AB	4,289	43,788
	Byggmax Group AB	20,409	160,706
*	Careium AB	6,752	19,913
	Catella AB	6,566	29,086
*	Catena Media PLC	16,939	99,241
*	Cavotec SA	8,312	16,095
	Clas Ohlson AB, Class B	9,456	114,602
	Cloetta AB, Class B	62,283	164,835
Ω	Coor Service Management Holding AB	20,012	169,974
Ω	Dometic Group AB	75,574	837,157
*	Doro AB	6,752	20,510
*	Duni AB	9,087	102,713
Ω	Dustin Group AB	11,673	119,866
	Eastnine AB	4,151	60,136
	Elanders AB, Class B	4,978	87,576
*	Electrolux Professional AB, Class B	28,797	201,098
*Ω	Eltel AB	7,336	11,503
*	Enea AB	4,344	113,831
	Eolus Vind AB, Class B	928	11,233
	Fagerhult AB	18,282	113,977
	Fenix Outdoor International AG	548	69,619
	Ferronordic AB	2,374	68,238
	FormPipe Software AB	12,075	51,480
	GHP Specialty Care AB	9,374	24,354

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Granges AB	29,575	$366,794
*	Haldex AB	13,956	76,401
	Hexpol AB	39,738	474,143
*	Humana AB	6,537	45,109
*	IAR Systems Group AB	1,899	23,067
*	International Petroleum Corp.	42,022	274,771
	Intrum AB	18,819	566,556
	Inwido AB	18,001	315,003
	JM AB	12,821	485,612
	Kabe Group AB, Class B	1,056	29,289
	Karnov Group AB	18,898	118,102
*	Karo Pharma AB	7,560	48,518
	Kindred Group PLC	30,733	357,039
	KNOW IT AB	4,542	165,900
Ω	LeoVegas AB	3,280	11,969
	Lindab International AB	26,759	776,848
	Loomis AB	19,819	508,900
*	Medivir AB, Class B	12,524	11,015
*	Mekonomen AB	11,721	173,012
	Midsona AB, Class B	5,226	22,761
*	Millicom International Cellular SA	26,804	715,502
*	Modern Times Group MTG AB, Class B	24,060	322,023
Ω	Munters Group AB	25,448	179,734
	NCC AB, Class B	18,270	302,035
	Nederman Holding AB	4,434	88,788
*	Nelly Group AB	2,292	7,117
*	Net Insight AB, Class B	81,948	47,388
	New Wave Group AB, Class B	15,102	229,813
	Nobia AB	29,370	160,484
*	Nordic Entertainment Group AB, Class B	3,322	128,616
	Nordic Waterproofing Holding AB	5,586	116,379
	Peab AB, Class B	52,673	592,047
	Prevas AB, Class B	2,336	23,060
	Pricer AB, Class B	28,295	74,020
	Proact IT Group AB	4,974	40,411
	Probi AB	876	34,876
*	Qliro AB	2,292	5,028
	Ratos AB, Class B	51,449	270,068
*	RaySearch Laboratories AB	4,305	21,346
	Rejlers AB	3,883	58,031
Ω	Resurs Holding AB	26,177	107,439
	Rottneros AB	28,710	33,919
	Saab AB, Class B	18,539	439,634
	Scandi Standard AB	10,318	42,907
	Securitas AB, Class B	19,935	240,780
	Semcon AB	4,616	57,047
*	Serneke Group AB	3,259	17,901
*	Solid Forsakring AB	2,618	14,977
*	SSAB AB, Class A	54,444	322,329
*	SSAB AB, Class B	149,207	776,857
*	Stillfront Group AB	43,562	212,031
	Systemair AB	6,916	65,997
	Tele2 AB, Class B	1	14
	Tethys Oil AB	8,727	63,888
	TF Bank AB	725	16,560
	VBG Group AB, Class B	4,611	86,220
TOTAL SWEDEN			17,413,818

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (4.9%)
	Adecco Group AG	28,434	$1,354,403
	Allreal Holding AG	4,110	891,792
	ALSO Holding AG	1,266	356,278
*	ams-OSRAM AG	62,519	1,051,154
	Arbonia AG	16,275	393,505
*	Aryzta AG	218,303	250,607
*	Autoneum Holding AG	492	89,374
	Baloise Holding AG	13,916	2,437,755
	Banque Cantonale de Geneve	566	100,580
	Banque Cantonale Vaudoise	5,987	495,026
	Bell Food Group AG	541	164,226
	Bellevue Group AG	2,218	101,386
	Berner Kantonalbank AG	1,189	278,094
*	Bobst Group SA	1,890	160,503
	Bucher Industries AG	1,531	704,926
	Bystronic AG	315	414,004
	Calida Holding AG	1,393	74,353
	Carlo Gavazzi Holding AG	128	39,078
	Cembra Money Bank AG	5,723	393,622
	Cicor Technologies Ltd.	570	33,683
	Cie Financiere Tradition SA	441	51,104
	Clariant AG	49,508	1,049,326
	DKSH Holding AG	8,291	664,759
	EFG International AG	18,149	139,009
	Energiedienst Holding AG	4,333	218,720
*	Evolva Holding SA	156,763	23,043
*	Feintool International Holding AG	614	35,632
*	Flughafen Zurich AG	4,019	743,581
Ω	Galenica AG	12,162	858,928
*	GAM Holding AG	35,013	49,805
	Georg Fischer AG	420	614,173
	Helvetia Holding AG	9,919	1,247,181
*	HOCHDORF Holding AG	202	8,899
	Huber & Suhner AG	4,114	374,548
	Hypothekarbank Lenzburg AG	21	96,896
*	Implenia AG	2,308	56,305
	Investis Holding SA	877	102,313
	IVF Hartmann Holding AG	80	10,727
	Julius Baer Group Ltd.	37,919	2,477,994
*	Jungfraubahn Holding AG	1,314	201,483
*	Komax Holding AG	307	94,694
	Kudelski SA	7,542	26,094
	Landis+Gyr Group AG	6,005	396,074
	Liechtensteinische Landesbank AG	3,370	203,203
	Luzerner Kantonalbank AG	830	375,952
*Ω	Medmix AG	4,514	195,317
*	Meier Tobler Group AG	1,437	27,330
	Metall Zug AG, Class B	52	107,189
*	Mikron Holding AG	1,680	13,168
	Mobimo Holding AG	1,967	643,673
	OC Oerlikon Corp. AG	48,317	469,134
*	Orascom Development Holding AG	3,061	34,314
	Orell Fuessli AG	25	2,440
	Phoenix Mecano AG	199	85,583
*	Rieter Holding AG	647	130,787
	Schaffner Holding AG	95	33,895
	Schweiter Technologies AG	281	372,739
	SFS Group AG	1,100	160,488
	Siegfried Holding AG	291	235,600

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Softwareone Holding AG	10,718	$210,583
	St Galler Kantonalbank AG	851	411,230
	Sulzer AG	4,514	432,060
	Swatch Group AG	6,173	1,800,801
	Swatch Group AG	11,222	629,948
	Swiss Life Holding AG	8,166	5,255,717
	Swiss Prime Site AG	16,803	1,661,421
*	TX Group AG	831	131,176
*	u-blox Holding AG	1,065	75,942
	Valiant Holding AG	4,972	502,160
*	Valora Holding AG	935	181,740
	Vaudoise Assurances Holding SA	279	133,758
	Vetropack Holding AG	3,133	181,785
	Vifor Pharma AG	7,981	1,413,810
*	Von Roll Holding AG	8,880	10,409
	Vontobel Holding AG	6,793	563,014
	VP Bank AG, Class A	719	77,633
*	V-ZUG Holding AG	575	70,938
	Walliser Kantonalbank	1,138	124,569
	Zehnder Group AG	2,702	247,319
	Zug Estates Holding AG, Class B	79	166,579
	Zuger Kantonalbank AG	30	230,090
TOTAL SWITZERLAND			36,929,131
TAIWAN — (5.7%)
	Aaeon Technology, Inc.	10,000	25,084
	ABC Taiwan Electronics Corp.	20,000	16,663
#	AcBel Polytech, Inc.	69,000	81,201
	Acer, Inc.	443,000	459,426
	ACES Electronic Co. Ltd.	19,323	32,829
*	Acon Holding, Inc.	49,000	19,789
	Acter Group Corp. Ltd.	4,000	31,876
	Advanced International Multitech Co. Ltd.	16,000	46,780
*	Advanced Optoelectronic Technology, Inc.	39,000	37,589
	Advancetek Enterprise Co. Ltd.	69,987	56,038
	Aerospace Industrial Development Corp.	80,000	84,515
	Allis Electric Co. Ltd.	47,727	40,573
	Alltek Technology Corp.	35,818	36,986
	Alpha Networks, Inc.	37,000	40,841
*	Ambassador Hotel	48,000	53,247
	Ampire Co. Ltd.	19,000	17,489
	AMPOC Far-East Co. Ltd.	23,000	31,802
	Anji Technology Co. Ltd.	13,000	22,569
	Apac Opto Electronics, Inc.	8,000	7,926
	Apacer Technology, Inc.	19,000	30,632
	APAQ Technology Co. Ltd.	8,000	16,745
	APCB, Inc.	39,000	28,735
	Apex Biotechnology Corp.	14,000	13,328
	Apex Medical Corp.	14,000	13,631
	Apex Science & Engineering	23,000	8,512
	Arcadyan Technology Corp.	24,000	108,351
	Ardentec Corp.	68,430	131,577
	Asia Cement Corp.	431,000	690,539
	Asia Electronic Material Co. Ltd.	19,000	16,692
	Asia Optical Co., Inc.	37,000	114,535
*	Asia Pacific Telecom Co. Ltd.	351,033	101,154
	Asia Tech Image, Inc.	13,000	25,602
	Aten International Co. Ltd.	6,000	17,682
#	AU Optronics Corp.	1,564,000	1,162,720

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Avalue Technology, Inc.	6,000	$11,935
	Aver Information, Inc.	10,000	20,982
#	Avermedia Technologies	31,200	34,219
*	Azurewave Technologies, Inc.	18,000	15,340
	Bank of Kaohsiung Co. Ltd.	144,303	70,340
	Basso Industry Corp.	28,000	42,001
	BenQ Materials Corp.	7,000	8,824
	BES Engineering Corp.	293,000	93,356
	Bin Chuan Enterprise Co. Ltd.	17,000	14,013
	Bionet Corp.	14,000	18,506
	Brave C&H Supply Co. Ltd.	8,000	24,725
	Brighton-Best International Taiwan, Inc.	54,000	76,685
	Browave Corp.	12,000	17,264
*	Cameo Communications, Inc.	38,531	13,703
	Capital Futures Corp.	19,043	26,328
	Capital Securities Corp.	350,440	206,735
	Career Technology MFG. Co. Ltd.	81,528	69,685
	Cathay Real Estate Development Co. Ltd.	113,600	77,438
	Cayman Engley Industrial Co. Ltd.	9,261	27,058
	Celxpert Energy Corp.	21,000	30,480
	Central Reinsurance Co. Ltd.	37,800	38,938
*	Chain Chon Industrial Co. Ltd.	35,097	24,568
	ChainQui Construction Development Co. Ltd.	31,000	20,145
*	Champion Building Materials Co. Ltd.	77,000	30,524
	Chang Hwa Commercial Bank Ltd.	822,810	526,659
	Channel Well Technology Co. Ltd.	29,000	40,078
	CHC Healthcare Group	20,000	26,061
	CHC Resources Corp.	14,000	22,600
	Chen Full International Co. Ltd.	14,000	20,155
	Cheng Loong Corp.	134,000	166,367
*	Cheng Mei Materials Technology Corp.	110,000	48,305
	Cheng Shin Rubber Industry Co. Ltd.	208,000	261,487
	Cheng Uei Precision Industry Co. Ltd.	77,000	105,902
	China Bills Finance Corp.	142,000	88,576
	China Chemical & Pharmaceutical Co. Ltd.	61,000	47,917
	China Development Financial Holding Corp.	1,712,576	1,142,408
	China General Plastics Corp.	64,516	77,738
	China Metal Products	53,000	63,926
	China Steel Structure Co. Ltd.	14,000	29,556
	China Wire & Cable Co. Ltd.	26,000	24,494
	Chinese Maritime Transport Ltd.	16,710	29,844
	Ching Feng Home Fashions Co. Ltd.	28,000	18,793
	Chin-Poon Industrial Co. Ltd.	76,000	95,562
	Chipbond Technology Corp.	109,000	271,857
	ChipMOS Technologies, Inc.	92,344	157,146
	Chong Hong Construction Co. Ltd.	31,000	82,862
	Chun Yuan Steel Industry Co. Ltd.	95,000	74,097
	Chung Hsin Electric & Machinery Manufacturing Corp.	59,000	90,514
*	Chung Hwa Pulp Corp.	70,015	56,856
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	22,066
	Collins Co. Ltd.	19,000	10,423
	Compal Broadband Networks, Inc.	11,000	11,957
	Compal Electronics, Inc.	811,000	741,649
	Compeq Manufacturing Co. Ltd.	170,000	263,232
	Compucase Enterprise	25,000	28,145
	Concord International Securities Co. Ltd.	30,000	18,163
	Concord Securities Co. Ltd.	106,142	53,476
	Continental Holdings Corp.	90,000	76,299
	Contrel Technology Co. Ltd.	15,000	10,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Coremax Corp.	3,848	$19,626
	CTCI Corp.	104,000	143,867
	CviLux Corp.	17,000	27,510
	Cyberlink Corp.	8,000	24,714
	CyberPower Systems, Inc.	9,000	22,268
	DA CIN Construction Co. Ltd.	37,000	43,755
	Dafeng TV Ltd.	12,000	19,569
*	Da-Li Development Co. Ltd.	62,622	67,823
	Darfon Electronics Corp.	37,000	60,506
*	Darwin Precisions Corp.	76,000	35,434
	De Licacy Industrial Co. Ltd.	71,000	40,800
	Depo Auto Parts Ind Co. Ltd.	20,000	42,864
	D-Link Corp.	121,400	73,227
	Dynamic Electronics Co. Ltd.	43,688	32,853
	Dynapack International Technology Corp.	22,000	81,454
	Edimax Technology Co. Ltd.	60,000	30,032
	Edom Technology Co. Ltd.	23,100	27,505
	Egis Technology, Inc.	14,000	55,436
	Elite Advanced Laser Corp.	19,000	36,432
	Elitegroup Computer Systems Co. Ltd.	67,000	47,856
	Emerging Display Technologies Corp.	17,000	11,171
*	Ennostar, Inc.	120,400	398,965
	EnTie Commercial Bank Co. Ltd.	110,000	64,543
	Eson Precision Ind Co. Ltd.	15,000	33,075
	Eternal Materials Co. Ltd.	141,000	186,835
*	Eva Airways Corp.	482,648	430,862
*	Everest Textile Co. Ltd.	129,547	42,898
	Evergreen International Storage & Transport Corp.	93,000	96,814
	Evergreen Steel Corp.	27,000	50,826
	Everlight Chemical Industrial Corp.	81,450	70,423
	Everlight Electronics Co. Ltd.	78,000	154,690
*	Everspring Industry Co. Ltd.	29,000	21,366
	Excel Cell Electronic Co. Ltd.	28,000	24,012
	Excelsior Medical Co. Ltd.	23,673	49,040
	Far Eastern Department Stores Ltd.	193,000	146,062
	Far Eastern International Bank	406,713	161,304
	Far Eastern New Century Corp.	534,000	559,404
#	Faraday Technology Corp.	29,000	218,011
	Farglory F T Z Investment Holding Co. Ltd.	17,000	40,572
	Farglory Land Development Co. Ltd.	67,000	154,802
	Feedback Technology Corp.	8,400	24,118
	Feng Hsin Steel Co. Ltd.	48,000	144,132
	First Insurance Co. Ltd.	37,000	19,665
*	First Steamship Co. Ltd.	134,806	56,518
	FIT Holding Co. Ltd.	28,000	31,872
	FLEXium Interconnect, Inc.	62,000	220,095
	Flytech Technology Co. Ltd.	12,000	32,003
	Forest Water Environment Engineering Co. Ltd.	12,143	13,924
	Formosa Advanced Technologies Co. Ltd.	27,000	37,743
*	Formosa Laboratories, Inc.	21,322	42,432
	Formosa Optical Technology Co. Ltd.	7,000	15,113
	Formosan Union Chemical	58,179	47,303
	Founding Construction & Development Co. Ltd.	24,000	16,460
	Froch Enterprise Co. Ltd.	41,000	41,459
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,195	24,792
	Fulgent Sun International Holding Co. Ltd.	20,000	77,494
*	Fulltech Fiber Glass Corp.	72,720	40,892
	Fwusow Industry Co. Ltd.	37,000	25,974
	Gamania Digital Entertainment Co. Ltd.	15,000	35,045

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	GCS Holdings, Inc.	12,000	$19,519
	Gemtek Technology Corp.	73,000	82,836
	General Interface Solution Holding Ltd.	46,000	160,649
	General Plastic Industrial Co. Ltd.	13,000	12,816
	Genmont Biotech, Inc.	14,000	12,672
	Getac Technology Corp.	64,000	125,494
*	Giantplus Technology Co. Ltd.	73,000	31,466
	Gigabyte Technology Co. Ltd.	87,000	448,924
	Gigasolar Materials Corp.	4,000	26,248
	Ginko International Co. Ltd.	8,400	83,297
	Global Brands Manufacture Ltd.	50,240	65,292
	Global Lighting Technologies, Inc.	8,000	21,962
	Globe Union Industrial Corp.	44,000	23,004
	Gloria Material Technology Corp.	88,880	65,865
*	GMI Technology, Inc.	23,100	19,407
	Goldsun Building Materials Co. Ltd.	194,520	181,650
	Good Will Instrument Co. Ltd.	16,000	15,454
	Gourmet Master Co. Ltd.	14,000	53,723
	Grand Fortune Securities Co. Ltd.	34,831	24,632
	Great China Metal Industry	26,000	24,630
	Group Up Industrial Co. Ltd.	5,000	14,204
	GTM Holdings Corp.	21,000	20,058
	Hai Kwang Enterprise Corp.	9,000	9,836
	HannsTouch Solution, Inc.	125,713	67,115
	Harvatek Corp.	29,000	26,308
	Heran Co. Ltd.	5,000	21,647
	Hey Song Corp.	61,000	77,832
	Highlight Tech Corp.	7,000	13,499
	Highwealth Construction Corp.	124,400	210,440
	Hiroca Holdings Ltd.	13,000	25,402
	Hitron Technology, Inc.	37,204	28,145
	Hocheng Corp.	56,000	30,323
	Holy Stone Enterprise Co. Ltd.	20,000	84,527
	Hong Pu Real Estate Development Co. Ltd.	47,000	37,326
	Hong TAI Electric Industrial	39,000	34,178
	Hsin Kuang Steel Co. Ltd.	45,000	86,118
	Hsing TA Cement Co.	21,000	15,218
	HUA ENG Wire & Cable Co. Ltd.	75,000	53,724
	Hua Yu Lien Development Co. Ltd.	15,000	31,003
	Huaku Development Co. Ltd.	42,000	137,771
	Huang Hsiang Construction Corp.	29,000	41,156
	Hung Ching Development & Construction Co. Ltd.	33,000	34,856
	Hung Sheng Construction Ltd.	88,352	75,998
	Huxen Corp.	7,000	12,893
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	42,015
*	Hwacom Systems, Inc.	18,000	11,723
	IBF Financial Holdings Co. Ltd.	430,672	249,723
	Ichia Technologies, Inc.	56,000	32,570
	Innolux Corp.	1,817,000	1,141,279
	Inpaq Technology Co. Ltd.	17,000	37,427
	Integrated Service Technology, Inc.	19,000	34,289
	Iron Force Industrial Co. Ltd.	4,000	9,772
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	24,537
	I-Sunny Construction & Development Co. Ltd.	5,500	14,715
	Jarllytec Co. Ltd.	14,000	32,525
	Jean Co. Ltd.	45,000	20,256
	Jess-Link Products Co. Ltd.	17,250	25,012
	Jiin Yeeh Ding Enterprise Co. Ltd.	11,000	12,696
	Johnson Health Tech Co. Ltd.	12,000	23,299

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jourdeness Group Ltd.	7,000	$17,754
	K Laser Technology, Inc.	43,000	35,676
	Kaulin Manufacturing Co. Ltd.	16,000	8,866
	Kedge Construction Co. Ltd.	9,000	16,312
	KEE TAI Properties Co. Ltd.	81,000	35,004
	Kenda Rubber Industrial Co. Ltd.	109,200	119,144
	Kenmec Mechanical Engineering Co. Ltd.	28,000	26,668
	Kerry TJ Logistics Co. Ltd.	23,000	37,565
	Key Ware Electronics Co. Ltd.	19,893	9,514
	Kindom Development Co. Ltd.	64,300	82,911
	King Chou Marine Technology Co. Ltd.	10,200	12,837
	King Yuan Electronics Co. Ltd.	198,000	328,214
	King's Town Bank Co. Ltd.	148,000	217,795
*	King's Town Construction Co. Ltd.	27,000	36,956
	Kinik Co.	11,000	39,390
*	Kinko Optical Co. Ltd.	36,769	42,968
#	Kinpo Electronics	263,000	143,014
	Ko Ja Cayman Co. Ltd.	6,000	15,177
	Kung Sing Engineering Corp.	74,426	22,015
	Kuo Toong International Co. Ltd.	40,551	29,996
	Kuo Yang Construction Co. Ltd.	38,183	31,987
	Kwong Lung Enterprise Co. Ltd.	21,000	30,815
	L&K Engineering Co. Ltd.	41,000	44,131
	Lanner Electronics, Inc.	24,000	45,949
	Laser Tek Taiwan Co. Ltd.	9,000	11,702
	Laster Tech Corp. Ltd.	9,000	13,215
*	Lealea Enterprise Co. Ltd.	153,000	57,334
	LEE CHI Enterprises Co. Ltd.	37,000	34,833
	Lelon Electronics Corp.	18,508	43,379
	Leo Systems, Inc.	13,000	11,821
*	Leofoo Development Co. Ltd.	17,000	10,510
*	Li Cheng Enterprise Co. Ltd.	20,367	15,346
*	Li Peng Enterprise Co. Ltd.	113,000	38,081
*	Lingsen Precision Industries Ltd.	69,000	59,665
	Long Da Construction & Development Corp.	27,000	21,546
	Longchen Paper & Packaging Co. Ltd.	142,031	115,760
	Longwell Co.	18,000	32,705
	Lucky Cement Corp.	46,000	18,717
	Lumax International Corp. Ltd.	15,000	39,788
	Lung Yen Life Service Corp.	28,000	43,172
	Macauto Industrial Co. Ltd.	8,000	21,771
	Macroblock, Inc.	6,000	36,834
	Macronix International Co. Ltd.	303,000	462,108
	Mayer Steel Pipe Corp.	27,000	28,999
	Meiloon Industrial Co.	17,000	17,932
	Mercuries & Associates Holding Ltd.	57,700	44,508
*	Mercuries Life Insurance Co. Ltd.	253,397	84,990
	Merry Electronics Co. Ltd.	33,704	109,052
	Mildef Crete, Inc.	10,000	21,601
*	MIN AIK Technology Co. Ltd.	44,000	36,851
	Mirle Automation Corp.	31,000	47,709
	MOSA Industrial Corp.	29,000	39,953
	MPI Corp.	14,000	55,544
	Namchow Holdings Co. Ltd.	32,000	56,489
	Nan Pao Resins Chemical Co. Ltd.	8,000	40,346
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	12,460
	National Aerospace Fasteners Corp.	9,000	18,908
	Netronix, Inc.	9,000	17,010
	New Best Wire Industrial Co. Ltd.	19,000	24,988

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Newmax Technology Co. Ltd.	16,000	$20,749
	Nexcom International Co. Ltd.	26,000	23,314
	Nichidenbo Corp.	15,000	28,195
	Nien Hsing Textile Co. Ltd.	17,000	12,552
	Niko Semiconductor Co. Ltd.	14,000	34,941
	Nishoku Technology, Inc.	5,000	15,410
	O-Bank Co. Ltd.	151,375	46,839
	Ocean Plastics Co. Ltd.	35,000	42,302
	OK Biotech Co. Ltd.	17,000	14,098
*	Orient Semiconductor Electronics Ltd.	24,000	20,255
*	Oriental Union Chemical Corp.	75,000	55,758
	Pacific Construction Co.	25,000	8,318
	Pacific Hospital Supply Co. Ltd.	9,000	24,520
	Paiho Shih Holdings Corp.	18,000	23,157
	Pan German Universal Motors Ltd.	2,000	15,142
	Pegatron Corp.	383,000	962,744
	PharmaEngine, Inc.	17,000	37,396
*	Pharmally International Holding Co. Ltd.	5,000	0
	Pixart Imaging, Inc.	22,000	111,130
	Plotech Co. Ltd.	23,400	23,804
	Powertech Technology, Inc.	123,000	438,395
	President Securities Corp.	166,453	134,899
	Primax Electronics Ltd.	69,000	134,519
	Prince Housing & Development Corp.	185,000	86,568
	Promate Electronic Co. Ltd.	21,000	31,444
	Prosperity Dielectrics Co. Ltd.	17,000	34,460
	Qisda Corp.	143,000	154,817
	QST International Corp.	9,000	19,833
	Qualipoly Chemical Corp.	18,900	28,499
	Quang Viet Enterprise Co. Ltd.	10,000	43,363
	Quanta Storage, Inc.	41,000	66,334
	Quintain Steel Co. Ltd.	49,789	31,902
	Radiant Opto-Electronics Corp.	77,000	285,062
	Radium Life Tech Co. Ltd.	148,760	58,997
	Rechi Precision Co. Ltd.	59,000	38,571
	Rich Development Co. Ltd.	133,000	43,892
*	Ritek Corp.	130,724	45,113
	Rodex Fasteners Corp.	8,000	10,998
*	Roo Hsing Co. Ltd.	187,000	41,903
	Ruentex Development Co. Ltd.	218,400	508,547
	Sampo Corp.	58,800	64,483
	San Fang Chemical Industry Co. Ltd.	33,000	24,058
	San Far Property Ltd.	44,171	23,217
	Sanyang Motor Co. Ltd.	85,000	82,692
	Savior Lifetec Corp.	43,181	26,572
	Scan-D Corp.	6,000	11,339
	SCI Pharmtech, Inc.	13,200	39,262
	ScinoPharm Taiwan Ltd.	44,000	36,993
	Senao International Co. Ltd.	22,000	25,723
	Senao Networks, Inc.	4,000	15,540
	Sercomm Corp.	37,000	104,426
	Sesoda Corp.	35,430	40,665
	Shanghai Commercial & Savings Bank Ltd.	485,000	818,242
	Shan-Loong Transportation Co. Ltd.	28,000	36,715
	Sharehope Medicine Co. Ltd.	10,500	10,250
	Shih Her Technologies, Inc.	10,000	25,343
	Shihlin Electric & Engineering Corp.	46,000	85,873
	Shin Kong Financial Holding Co. Ltd.	2,297,159	926,006
	Shin Ruenn Development Co. Ltd.	11,550	10,752

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co. Ltd.	32,000	$106,816
*	Shining Building Business Co. Ltd.	102,444	38,146
	Shinkong Insurance Co. Ltd.	36,000	62,195
	Shinkong Textile Co. Ltd.	7,000	10,719
	ShunSin Technology Holding Ltd.	6,000	19,305
*	Shuttle, Inc.	85,000	44,169
	Sigurd Microelectronics Corp.	66,046	136,870
	Simplo Technology Co. Ltd.	29,000	331,646
	Sincere Navigation Corp.	62,830	56,993
	Sinher Technology, Inc.	6,000	8,697
	Sinkang Industries Co. Ltd.	20,000	15,945
	Sinon Corp.	72,000	73,085
	SinoPac Financial Holdings Co. Ltd.	1,917,000	1,146,968
	Sinphar Pharmaceutical Co. Ltd.	34,000	35,176
	Sinyi Realty, Inc.	33,000	41,156
	Siward Crystal Technology Co. Ltd.	33,000	39,487
	Southeast Cement Co. Ltd.	19,000	13,197
	Standard Chemical & Pharmaceutical Co. Ltd.	25,000	37,805
	Sunonwealth Electric Machine Industry Co. Ltd.	25,000	38,798
	Sunrex Technology Corp.	31,685	49,890
	Sunspring Metal Corp.	37,807	36,737
	Supreme Electronics Co. Ltd.	69,765	123,420
	Swancor Holding Co. Ltd.	10,000	32,071
	Sweeten Real Estate Development Co. Ltd.	42,768	40,264
	Syncmold Enterprise Corp.	22,000	54,596
	SYNergy ScienTech Corp.	14,000	16,181
	Synmosa Biopharma Corp.	43,715	36,704
	Sysage Technology Co. Ltd.	15,000	20,711
	Syscom Computer Engineering Co.	20,000	18,538
	Systex Corp.	32,000	97,939
	TA Chen Stainless Pipe	223,196	360,480
	Ta Ya Electric Wire & Cable	120,497	100,968
	TA-I Technology Co. Ltd.	19,000	42,051
*	Tai Tung Communication Co. Ltd.	17,000	10,974
	Taichung Commercial Bank Co. Ltd.	592,079	284,795
	TaiDoc Technology Corp.	8,000	53,936
	Taiflex Scientific Co. Ltd.	36,460	61,095
	Taimide Tech, Inc.	15,000	22,369
	Tainan Spinning Co. Ltd.	234,000	207,327
	Taishin Financial Holding Co. Ltd.	1,906,491	1,363,396
	Taisun Enterprise Co. Ltd.	37,000	35,917
#	Taita Chemical Co. Ltd.	49,650	60,132
	Taiwan Business Bank	1,102,412	411,190
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	20,195
	Taiwan Cogeneration Corp.	69,000	92,397
	Taiwan Fertilizer Co. Ltd.	21,000	51,054
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	35,221
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	58,450
	Taiwan Glass Industry Corp.	175,000	149,681
	Taiwan Hon Chuan Enterprise Co. Ltd.	49,000	126,783
*	Taiwan Land Development Corp.	129,466	18,431
	Taiwan Line Tek Electronic	10,000	10,177
	Taiwan Navigation Co. Ltd.	52,000	61,045
	Taiwan PCB Techvest Co. Ltd.	48,000	81,454
	Taiwan Sanyo Electric Co. Ltd.	27,000	34,416
	Taiwan Shin Kong Security Co. Ltd.	37,000	52,446
	Taiwan Styrene Monomer	85,000	51,851
*	Taiwan TEA Corp.	118,000	90,635
	Taiyen Biotech Co. Ltd.	28,000	33,637

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TBI Motion Technology Co. Ltd.	12,000	$19,920
	Test Rite International Co. Ltd.	44,000	34,240
#	Tex-Ray Industrial Co. Ltd.	25,000	12,450
	Thermaltake Technology Co. Ltd.	15,000	20,752
	Thye Ming Industrial Co. Ltd.	20,000	26,998
	Ting Sin Co. Ltd.	17,000	14,467
	Ton Yi Industrial Corp.	170,000	86,414
	Tong Hsing Electronic Industries Ltd.	24,000	236,227
	Tong Yang Industry Co. Ltd.	75,000	85,902
*	Tong-Tai Machine & Tool Co. Ltd.	27,000	15,723
	Top Union Electronics Corp.	17,586	16,919
	Topco Technologies Corp.	8,999	26,923
	Toung Loong Textile Manufacturing	27,000	33,110
	TPK Holding Co. Ltd.	59,000	85,044
	Transcend Information, Inc.	30,000	76,373
	Tripod Technology Corp.	71,000	331,465
	Tsann Kuen Enterprise Co. Ltd.	20,000	25,088
	TSRC Corp.	98,000	132,871
	TST Group Holding Ltd.	4,000	18,746
	Tung Ho Steel Enterprise Corp.	105,190	259,707
	Tung Ho Textile Co. Ltd.	29,000	17,823
	Turvo International Co. Ltd.	7,000	26,722
	TYC Brother Industrial Co. Ltd.	42,000	28,484
*	Tycoons Group Enterprise	81,000	35,349
	Tyntek Corp.	30,000	28,846
	UDE Corp.	10,000	15,429
	U-Ming Marine Transport Corp.	75,000	148,116
	Unic Technology Corp.	29,000	21,323
*	Union Bank Of Taiwan	293,355	151,703
	Unitech Computer Co. Ltd.	20,000	25,213
*	Unitech Printed Circuit Board Corp.	113,000	73,057
	United Orthopedic Corp.	10,000	10,752
	United Radiant Technology	21,000	13,081
††	Unity Opto Technology Co. Ltd.	91,000	2,527
	Universal Cement Corp.	76,277	58,807
	Universal, Inc.	12,000	21,050
	Unizyx Holding Corp.	64,000	69,172
	UPC Technology Corp.	147,664	111,217
	USI Corp.	161,091	162,808
*	Usun Technology Co. Ltd.	8,000	8,884
	U-Tech Media Corp.	33,000	21,861
	Ve Wong Corp.	16,000	19,187
	Waffer Technology Corp.	19,000	21,795
	Wah Hong Industrial Corp.	15,000	17,640
	Wah Lee Industrial Corp.	34,680	127,319
	Walsin Lihwa Corp.	517,000	490,573
	Walsin Technology Corp.	48,000	267,873
	Walton Advanced Engineering, Inc.	67,000	42,242
	We & Win Development Co. Ltd.	49,000	17,472
	Wei Chuan Foods Corp.	51,000	39,642
	Weikeng Industrial Co. Ltd.	71,661	78,420
	Well Shin Technology Co. Ltd.	18,000	30,753
	Winbond Electronics Corp.	540,363	603,104
	Wisdom Marine Lines Co. Ltd.	45,000	122,255
	Wistron Corp.	527,841	599,979
	Wistron NeWeb Corp.	45,040	115,685
	Wonderful Hi-Tech Co. Ltd.	7,392	8,934
	WPG Holdings Ltd.	235,000	463,290
	WT Microelectronics Co. Ltd.	70,207	218,550

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	XAC Automation Corp.	19,000	$18,451
	Xxentria Technology Materials Corp.	26,000	62,526
	Ya Horng Electronic Co. Ltd.	9,000	14,337
	YC INOX Co. Ltd.	73,396	80,321
	Yea Shin International Development Co. Ltd.	29,632	24,340
#	Yem Chio Co. Ltd.	92,350	49,804
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	42,252
	YFC-Boneagle Electric Co. Ltd.	15,000	12,296
	YFY, Inc.	263,000	316,484
	Yi Jinn Industrial Co. Ltd.	34,200	22,480
*	Yieh Phui Enterprise Co. Ltd.	146,000	116,372
	YONGGU Group, Inc.	10,000	22,304
	Youngtek Electronics Corp.	24,000	72,392
	Yuanta Futures Co. Ltd.	11,280	20,201
	Yuen Chang Stainless Steel Co. Ltd.	18,000	20,850
	Yulon Motor Co. Ltd.	105,000	156,739
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	34,307
	YungShin Global Holding Corp.	29,000	44,536
	Zeng Hsing Industrial Co. Ltd.	9,000	46,901
	Zenitron Corp.	27,000	31,897
	Zero One Technology Co. Ltd.	25,475	40,016
	Zhen Ding Technology Holding Ltd.	124,000	427,445
	Zhong Yang Technology Co. Ltd.	12,000	22,438
	Zig Sheng Industrial Co. Ltd.	51,000	28,154
*	Zinwell Corp.	64,000	43,939
	Zippy Technology Corp.	9,000	13,729
	ZongTai Real Estate Development Co. Ltd.	39,300	55,547
TOTAL TAIWAN			42,487,514
THAILAND — (0.8%)
	2S Metal PCL	62,600	10,341
	AAPICO Hitech PCL	39,160	30,580
	AJ Plast PCL	46,500	23,603
	Allianz Ayudhya Capital PCL	11,000	14,537
	Amata Corp. PCL	180,300	115,886
*	Ananda Development PCL	334,800	15,687
	AP Thailand PCL	427,100	130,843
	Asia Plus Group Holdings PCL	364,300	40,921
	Asian Insulators PCL	77,450	15,818
	Bangchak Corp. PCL	194,900	162,441
	Bangkok Insurance PCL	16,100	128,626
	Bangkok Land PCL	2,507,300	79,824
	Bangkok Life Assurance PCL	95,800	123,005
	Banpu PCL	809,866	269,996
*	Better World Green PCL	1,033,000	34,749
	BG Container Glass PCL	69,400	21,886
	Cal-Comp Electronics Thailand PCL, Class F	635,683	56,895
	CH Karnchang PCL	207,800	131,689
	CIMB Thai Bank PCL	1,716,700	47,951
*	Country Group Development PCL	992,900	14,911
*	Dhipaya Group Holdings PCL	79,000	172,616
	Eastern Power Group PCL	115,900	21,756
	Eastern Water Resources Development & Management PCL, Class F	147,800	41,728
*	Erawan Group PCL	789,480	74,929
*	Esso Thailand PCL	136,300	31,522
	Frasers Property Thailand PCL	33,400	13,442
*	G J Steel PCL	998,200	16,789
	GFPT PCL	144,700	59,540
	Global Green Chemicals PCL, Class F	86,200	35,987

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gunkul Engineering PCL	328,800	$68,140
	Haad Thip PCL	20,200	21,083
	Ichitan Group PCL	73,700	22,135
	Interlink Communication PCL	48,000	11,101
	IRPC PCL	2,209,800	252,207
*	Italian-Thai Development PCL	1,107,100	71,823
	JKN Global Media PCL	44,500	10,224
	JSP Property PCL	755,800	20,657
*	Khon Kaen Sugar Industry PCL	362,960	40,553
	Kiatnakin Phatra Bank PCL	38,600	80,574
	Lalin Property PCL	107,600	35,226
	Lam Soon Thailand PCL	56,200	10,803
	Lanna Resources PCL	70,000	36,582
	LH Financial Group PCL	450,900	18,960
*	Loxley PCL	479,200	35,118
	LPN Development PCL	298,200	45,229
*	MBK PCL	204,517	78,625
	MC Group PCL	100,600	27,495
	MCS Steel PCL	67,100	29,222
	Millcon Steel PCL	225,621	7,861
	Namyong Terminal PCL	91,000	12,408
*	Nawarat Patanakarn PCL	340,100	10,113
	Noble Development PCL	181,200	34,286
	Origin Property PCL, Class F	149,500	51,637
*	Platinum Group PCL, Class F	124,000	10,800
	Polyplex Thailand PCL	85,200	61,415
*	Power Solution Technologies PCL, Class F	161,200	11,329
	Praram 9 Hospital PCL	69,800	23,899
	Precious Shipping PCL	182,500	86,056
	Prima Marine PCL	195,700	34,679
	Property Perfect PCL	2,370,530	39,871
	Pruksa Holding PCL	122,100	53,175
	Quality Houses PCL	1,508,200	106,903
*	Raimon Land PCL	515,800	14,872
	Regional Container Lines PCL	66,100	83,382
	Rojana Industrial Park PCL	220,300	42,677
*	Samart Corp. PCL	178,900	34,926
	Sansiri PCL	2,197,100	87,105
	SC Asset Corp. PCL	339,100	38,702
	SCG Ceramics PCL	308,500	20,940
*	SEAFCO PCL	147,500	19,670
*	Seafresh Industry PCL	92,800	9,644
	Sena Development PCL	196,116	28,744
	Siam City Cement PCL	18,700	90,144
	Siamgas & Petrochemicals PCL	167,600	65,439
*	Singha Estate PCL	546,200	31,989
	Sino-Thai Engineering & Construction PCL	168,000	72,660
	SNC Former PCL	53,600	27,850
	Somboon Advance Technology PCL	57,400	39,824
	SPCG PCL	112,000	62,904
	Sri Trang Agro-Industry PCL	188,000	169,395
*	Srithai Superware PCL	235,400	9,262
*	Star Petroleum Refining PCL	325,000	93,708
	Supalai PCL	252,825	172,372
	Super Energy Corp. PCL	3,249,800	92,726
	Syntec Construction PCL	380,800	23,103
*	Tata Steel Thailand PCL	749,600	31,970
	Thai Oil PCL	208,100	328,135
	Thai Reinsurance PCL	428,800	14,295

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Thai Rubber Latex Group PCL	145,680	$11,114
	Thai Stanley Electric PCL, Class F	8,458	47,631
	Thai Union Group PCL, Class F	343,300	215,497
	Thai Wah PCL, Class F	75,200	12,874
	Thaifoods Group PCL, Class F	153,700	22,897
	Thanachart Capital PCL	68,400	83,202
	Thoresen Thai Agencies PCL	308,100	85,596
	Tipco Asphalt PCL	92,300	50,177
	Tisco Financial Group PCL	23,100	68,513
	TKS Technologies PCL	42,400	18,847
	TPI Polene PCL	1,534,100	82,476
	TPI Polene Power PCL	422,400	52,522
*	U City PCL, Class F	545,400	32,106
*	Unique Engineering & Construction PCL	138,400	23,694
	Univanich Palm Oil PCL	46,900	9,719
	Univentures PCL	165,100	17,157
	Vanachai Group PCL	89,800	22,656
	Vinythai PCL	88,700	103,232
	WHA Corp. PCL	1,248,700	128,264
	Workpoint Entertainment PCL	70,000	48,356
TOTAL THAILAND			6,241,655
TURKEY — (0.1%)
	Aksa Akrilik Kimya Sanayii AS	33,356	80,475
*	Aksa Enerji Uretim AS	48,242	45,536
	Alarko Holding AS	33,735	47,271
*	Albaraka Turk Katilim Bankasi AS	87,437	11,593
	Anadolu Anonim Turk Sigorta Sirketi	39,175	18,254
	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,398	46,793
	Aygaz AS	20,460	36,500
*	Bera Holding AS	122,261	93,358
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	18,745
*	Cimsa Cimento Sanayi VE Ticaret AS	16,339	41,602
*	Global Yatirim Holding AS	47,710	8,509
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	39,023
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	153,902
*	Kordsa Teknik Tekstil AS	15,368	39,473
*	Petkim Petrokimya Holding AS	51,520	33,454
*	Sekerbank Turk AS	212,367	16,443
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,464	22,480
*	TAV Havalimanlari Holding AS	16,994	46,758
	Tekfen Holding AS	28,128	53,431
*	Turk Hava Yollari AO	25,973	56,001
*	Turkiye Halk Bankasi AS	23,463	8,702
	Turkiye Sise ve Cam Fabrikalari AS	33,888	35,267
	Ulker Biskuvi Sanayi AS	13,919	17,990
	Vestel Elektronik Sanayi ve Ticaret AS	13,751	25,056
*	Zorlu Enerji Elektrik Uretim AS	97,902	12,538
TOTAL TURKEY			1,009,154
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi National Insurance Co. PSC	13,208	24,309
*	Air Arabia PJSC	306,596	121,467
*	Ajman Bank PJSC	165,363	35,917
	Aldar Properties PJSC	239,389	270,170
	Dana Gas PJSC	211,701	59,203
*	Deyaar Development PJSC	292,122	38,137
*	Dubai Financial Market PJSC	217,784	142,584

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Investments PJSC	396,632	$247,496
*	Emaar Development PJSC	41,699	49,210
	Emaar Properties PJSC	490,298	653,312
	Islamic Arab Insurance Co.	81,968	16,877
*	Manazel PJSC	339,566	45,488
*	RAK Properties PJSC	158,396	35,580
	Ras Al Khaimah Ceramics	34,386	28,090
*	Union Properties PJSC	502,430	41,916
TOTAL UNITED ARAB EMIRATES			1,809,756
UNITED KINGDOM — (9.0%)
	Abrdn Plc	574,298	1,878,176
*	Accsys Technologies PLC	9,849	21,997
	Advanced Medical Solutions Group PLC	50,208	200,098
	AG Barr PLC	22,912	152,450
Ω	Airtel Africa PLC	216,948	448,897
	Alliance Pharma PLC	126,804	185,616
*	Allied Minds PLC	19,783	4,851
	Anglo-Eastern Plantations PLC	6,082	59,412
	Appreciate Group PLC	61,766	21,192
*	Ascential PLC	95,604	456,707
	Ashmore Group PLC	67,301	257,979
	Avon Protection PLC	6,639	100,992
*	Babcock International Group PLC	115,955	474,977
Ω	Bakkavor Group PLC	46,091	75,952
	Balfour Beatty PLC	174,013	596,505
	Bank of Georgia Group PLC	11,961	236,709
	Barratt Developments PLC	128,925	1,072,274
*	Beazley PLC	106,552	707,420
	Begbies Traynor Group PLC	30,790	51,431
	Bellway PLC	31,818	1,224,328
	Berkeley Group Holdings PLC	28,363	1,618,663
Ω	Biffa PLC	77,353	355,207
	Bloomsbury Publishing PLC	27,628	141,800
	Bodycote PLC	49,089	527,915
	Braemar Shipping Services PLC	4,667	16,717
	Breedon Group PLC	105,199	121,217
	Brewin Dolphin Holdings PLC	56,241	249,715
	Brooks Macdonald Group PLC	342	11,776
	Bytes Technology Group PLC	4,002	24,413
*	C&C Group PLC	114,384	342,904
*	Capricorn Energy PLC	87,321	243,456
*	Card Factory PLC	91,534	72,562
	CareTech Holdings PLC	24,960	183,771
	Carr's Group PLC	21,628	45,943
	Castings PLC	4,281	20,252
*	Cazoo Group Ltd.	23,179	109,868
	Centamin PLC	339,294	408,893
	Centaur Media PLC	16,082	10,487
	Central Asia Metals PLC	47,394	142,408
*	Centrica PLC	1,452,068	1,427,766
	Chemring Group PLC	75,743	280,597
	Chesnara PLC	49,224	187,583
*	Cineworld Group PLC	49,781	26,746
	Clarkson PLC	7,450	331,584
	Clinigen Group PLC	18,024	221,205
	Close Brothers Group PLC	43,721	759,746
Ω	CMC Markets PLC	33,242	103,555
	CNH Industrial NV	130	1,960

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Coats Group PLC	125,730	$111,247
*	Costain Group PLC	49,233	32,429
*Ω	Countryside Partnerships PLC	99,392	414,518
	Cranswick PLC	12,918	640,152
	Crest Nicholson Holdings PLC	59,132	257,047
	Currys PLC	296,661	427,863
*	De La Rue PLC	16,935	26,853
	DFS Furniture PLC	63,320	203,002
*	Dialight PLC	7,087	31,359
	Direct Line Insurance Group PLC	352,160	1,451,649
	DiscoverIE Group PLC	15,468	178,611
	Diversified Energy Co. PLC	155,630	222,878
	Drax Group PLC	112,465	916,259
	DS Smith PLC	367,772	1,878,193
*	Elementis PLC	175,947	339,508
*	Energean PLC	23,578	300,461
*	EnQuest PLC	330,096	95,176
	Epwin Group PLC	23,438	31,470
	Essentra PLC	89,500	417,075
	Euromoney Institutional Investor PLC	27,223	337,623
*	FD Technologies PLC	4,362	95,133
	Ferrexpo PLC	92,224	302,881
	Fintel PLC	1,018	3,210
*	Firstgroup PLC	157,529	216,948
*	Flowtech Fluidpower PLC	7,489	13,827
Ω	Forterra PLC	56,147	201,157
	Foxtons Group PLC	71,351	39,836
*	Frasers Group PLC	49,289	489,608
	Fresnillo PLC	16,230	137,546
	Fuller Smith & Turner PLC, Class A	10,004	93,655
	Galliford Try Holdings PLC	32,360	76,847
	Gem Diamonds Ltd.	32,180	20,932
	Genel Energy PLC	40,981	81,529
	Genuit Group PLC	55,669	431,559
*	Georgia Capital PLC	9,497	82,495
*	Go-Ahead Group PLC	8,958	80,358
	Gooch & Housego PLC	5,343	71,244
	Goodwin PLC	579	24,569
	Grafton Group PLC	68,236	1,072,576
	Grainger PLC	196,450	800,036
*	Greencore Group PLC	140,283	233,509
	Gulf Keystone Petroleum Ltd.	67,566	202,186
*Ω	Gym Group PLC	36,862	122,722
	H&T Group PLC	10,598	40,112
	Halfords Group PLC	57,342	252,892
*	Harbour Energy PLC	83,552	407,699
	Hargreaves Services PLC	7,040	47,934
	Harworth Group PLC	40,067	100,526
	Hays PLC	136,342	265,681
	Headlam Group PLC	22,372	134,097
	Helical PLC	32,413	189,095
	Henry Boot PLC	23,723	90,340
	Hikma Pharmaceuticals PLC	22,585	634,484
	Hiscox Ltd.	30,956	406,897
	Hochschild Mining PLC	65,061	91,170
*Ω	Hostelworld Group PLC	20,713	21,947
*Ω	HSS Hire Group PLC	77,600	17,648
	Hunting PLC	39,749	115,572
*	Hyve Group PLC	21,446	29,431

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Ibstock PLC	99,581	$266,842
	Inchcape PLC	91,211	1,040,098
	Investec PLC	174,898	1,007,184
	iomart Group PLC	23,351	51,606
*	IQE PLC	207,113	89,278
	J Sainsbury PLC	302,385	1,188,236
*	James Fisher & Sons PLC	11,400	59,009
*	John Menzies PLC	6,811	26,379
*	John Wood Group PLC	175,398	528,008
	Johnson Matthey PLC	4,659	123,038
*	Johnson Service Group PLC	113,162	231,644
	Jupiter Fund Management PLC	119,590	371,011
*	Just Group PLC	311,186	362,120
	Keller Group PLC	22,579	259,081
*	Kier Group PLC	130,007	172,611
*	Lamprell PLC	63,868	28,549
	Lancashire Holdings Ltd.	61,043	451,951
*	Lookers PLC	90,787	114,465
	LSL Property Services PLC	23,302	124,476
	Macfarlane Group PLC	41,802	71,112
	Man Group PLC	421,779	1,101,824
*	Marks & Spencer Group PLC	468,865	1,387,563
*	Marston's PLC	187,638	205,160
*	McBride PLC	34,187	22,882
	Mears Group PLC	35,976	94,988
*	Mediclinic International PLC	108,883	469,679
*	Meggitt PLC	160,054	1,616,585
	Melrose Industries PLC	127,767	260,264
*	Metro Bank PLC	8,823	11,578
	Micro Focus International PLC	66,697	410,325
*	Mitchells & Butlers PLC	81,290	275,836
	Mitie Group PLC	341,412	276,642
	MJ Gleeson PLC	11,285	109,236
	Morgan Sindall Group PLC	10,623	306,934
	MP Evans Group PLC	5,027	55,397
*	N Brown Group PLC	41,484	21,788
*	National Express Group PLC	143,553	486,828
	NCC Group PLC	55,476	142,731
	Norcros PLC	20,895	86,425
	Numis Corp. PLC	21,347	92,460
	Pan African Resources PLC	382,281	93,928
	Pearson PLC	59,614	497,744
	Pearson PLC, Sponsored ADR	121,605	1,033,642
*	Pendragon PLC	335,309	102,955
*	Petrofac Ltd.	91,241	146,724
*	Petropavlovsk PLC	711,141	145,260
	Pets at Home Group PLC	141,097	817,007
*	Pharos Energy PLC	72,098	24,793
	Phoenix Group Holdings PLC	99,204	888,115
*	Photo-Me International PLC	60,177	60,735
*	Playtech PLC	60,543	476,951
	Plus500 Ltd.	3,261	64,751
	Porvair PLC	4,852	43,921
*	PPHE Hotel Group Ltd.	860	16,726
	Premier Foods PLC	184,723	294,750
	PZ Cussons PLC	56,066	146,275
	QinetiQ Group PLC	155,098	562,870
*	Rank Group PLC	44,743	95,238
	REA Holdings PLC	12,065	22,549

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	91,064	$321,435
	Redcentric PLC	20,006	33,321
	Redde Northgate PLC	68,476	356,876
	Redrow PLC	73,870	622,332
*	Renewi PLC	19,639	176,942
*	Restaurant Group PLC	147,129	188,642
	RHI Magnesita NV	4,126	190,310
	Ricardo PLC	18,866	117,855
	River & Mercantile Group PLC	3,528	13,694
	Robert Walters PLC	4,774	47,338
*	Rockhopper Exploration PLC	89,812	10,945
	Royal Mail PLC	213,415	1,275,295
	RPS Group PLC	78,941	119,437
	RWS Holdings PLC	23,315	158,603
Ω	Sabre Insurance Group PLC	42,613	130,890
*	Saga PLC	31,029	120,443
*	Savannah Energy PLC	34,267	12,991
	Savills PLC	22,452	409,137
	ScS Group PLC	5,583	16,530
*	Senior PLC	132,824	240,436
	Serco Group PLC	229,615	415,352
	Serica Energy PLC	42,455	147,565
	Severfield PLC	81,727	77,805
*	SIG PLC	164,973	91,913
	Smart Metering Systems PLC	30,487	303,517
	Spectris PLC	18,683	852,573
	Speedy Hire PLC	156,008	120,797
*Ω	Spire Healthcare Group PLC	81,879	263,513
*	Staffline Group PLC	25,282	19,436
*	Studio Retail Group PLC	11,240	15,642
*	Superdry PLC	15,103	42,557
	Synthomer PLC	59,024	291,400
	Tate & Lyle PLC	108,289	1,035,811
	Taylor Wimpey PLC	945,353	1,939,445
	TBC Bank Group PLC	8,905	169,577
	TClarke PLC	6,259	12,725
*	Ted Baker PLC	46,242	54,979
Ω	TI Fluid Systems PLC	53,695	172,885
	TP ICAP Group PLC	192,022	364,017
	Travis Perkins PLC	56,974	1,156,018
*	Tremor International Ltd.	16,817	118,471
	Trifast PLC	39,373	83,751
	TT Electronics PLC	49,193	156,278
	Tungsten Corp. PLC	18,515	9,173
	Tyman PLC	46,048	232,767
	Ultra Electronics Holdings PLC	6,561	257,409
	Vertu Motors PLC	110,788	99,082
	Vesuvius PLC	63,532	393,728
*	Virgin Money UK PLC	323,893	838,374
	Vistry Group PLC	69,728	966,758
Ω	Vivo Energy PLC	102,718	183,817
	Vp PLC	3,924	51,810
	Watkin Jones PLC	34,139	122,242
	Wickes Group PLC	49,329	136,317
	Young & Co's Brewery PLC	3,177	35,627
	Young & Co's Brewery PLC, Class A	6,225	126,672

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams PLC	9,636	$46,997
	TOTAL UNITED KINGDOM		67,776,942
	TOTAL COMMON STOCKS		743,665,066
PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	2,945	2,894
BRAZIL — (0.1%)
	Banco ABC Brasil SA	18,556	55,352
Ω	Banco BMG SA	30,400	17,976
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	107,436
	Banco Pan SA	32,265	66,412
	Cia Ferro Ligas da Bahia - FERBASA	9,400	82,226
	Eucatex SA Industria e Comercio	14,000	23,755
	Grazziotin SA	1,600	11,733
	Marcopolo SA	110,973	71,473
	Randon SA Implementos e Participacoes	29,754	67,464
	Schulz SA	14,100	22,066
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	76,200	229,170
	TOTAL BRAZIL		755,063
COLOMBIA — (0.1%)
	Grupo de Inversiones Suramericana SA	16,078	117,048
GERMANY — (0.3%)
	Biotest AG	2,716	112,288
	Draegerwerk AG & Co. KGaA	2,639	153,310
	Fuchs Petrolub SE	16,859	728,564
	Jungheinrich AG	12,365	528,744
	Schaeffler AG	16,013	119,032
	Sixt SE	4,018	363,028
	STO SE & Co. KGaA	693	173,922
	Villeroy & Boch AG	889	23,947
	TOTAL GERMANY		2,202,835
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	19,220
SOUTH KOREA — (0.0%)
*	Haesung Industrial Co. Ltd.	46	698
	Hyundai Engineering & Construction Co. Ltd.	243	13,595
	TOTAL SOUTH KOREA		14,293
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	241,426	81,766
THAILAND — (0.0%)
*	U City PCL	1,636,200	60,937
	TOTAL PREFERRED STOCKS		3,254,056
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	326	0

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	6,031	$0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	3,445	32,522
CHINA — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	56,000	6,812
ITALY — (0.0%)
*	BF SpA Rights 02/16/22	11,931	0
*	Webuild SpA Warrants 08/02/30	2,669	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	196,236	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	74,880	1,108
TOTAL SINGAPORE			1,108
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	36,597	18,329
*	Sacyr SA Rights 02/02/22	39,850	2,194
TOTAL SPAIN			20,523
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	202,466	28,459
*	Banpu PCL Warrants 10/01/23	202,466	19,459
*	MBK PCL Warrants 11/15/24	8,181	2,383
*	Thai Rubber Latex Group PCL Warrants 09/29/24	24,280	430
TOTAL THAILAND			50,731
TOTAL RIGHTS/WARRANTS			111,696
TOTAL INVESTMENT SECURITIES (Cost $697,694,636)			747,030,818

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	290,078	3,355,913
TOTAL INVESTMENTS — (100.0%)
(Cost $701,049,611)^^			$750,386,731
As of January 31, 2022, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	16	03/18/22	$3,503,484	$3,603,400	$99,916
Total Futures Contracts			$3,503,484	$3,603,400	$99,916

World ex U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,303	$35,250,440	—	$35,251,743
Austria	—	5,498,795	—	5,498,795
Belgium	250,381	8,851,237	—	9,101,618
Brazil	7,206,015	95,564	—	7,301,579
Canada	53,941,643	8,790	—	53,950,433
Chile	6,033	963,677	—	969,710
China	1,971,396	54,383,218	$68,807	56,423,421
Colombia	156,670	—	—	156,670
Denmark	—	13,034,327	—	13,034,327
Finland	—	13,078,392	—	13,078,392
France	—	33,613,274	—	33,613,274
Gabon	—	17,129	—	17,129
Germany	710,133	36,180,502	—	36,890,635
Greece	—	796,093	—	796,093
Hong Kong	175,443	15,843,910	29,067	16,048,420
Hungary	—	8,277	—	8,277
India	—	32,816,686	188	32,816,874
Indonesia	—	3,886,281	12,390	3,898,671
Ireland	—	4,040,535	—	4,040,535
Israel	399,991	9,700,810	—	10,100,801
Italy	949,253	18,836,492	—	19,785,745
Japan	—	115,546,796	—	115,546,796
Malaysia	—	3,355,228	—	3,355,228
Mexico	4,421,806	102,974	—	4,524,780
Netherlands	658,111	14,712,157	—	15,370,268
New Zealand	—	1,958,147	—	1,958,147
Norway	31,833	4,906,971	—	4,938,804
Philippines	—	1,608,381	—	1,608,381
Poland	—	2,532,993	—	2,532,993
Portugal	—	2,562,384	—	2,562,384
Qatar	—	1,384,631	—	1,384,631
Russia	1,257,810	239,277	—	1,497,087
Saudi Arabia	—	5,059,150	—	5,059,150
Singapore	—	4,202,123	21,616	4,223,739
South Africa	270,837	9,163,274	—	9,434,111
South Korea	—	33,775,682	7,397	33,783,079
Spain	—	9,434,376	—	9,434,376
Sweden	133,146	17,280,672	—	17,413,818
Switzerland	—	36,929,131	—	36,929,131
Taiwan	—	42,484,987	2,527	42,487,514
Thailand	6,220,998	20,657	—	6,241,655
Turkey	56,001	953,153	—	1,009,154
United Arab Emirates	—	1,809,756	—	1,809,756
United Kingdom	1,033,642	66,743,300	—	67,776,942
Preferred Stocks
Australia	—	2,894	—	2,894
Brazil	737,087	17,976	—	755,063
Colombia	117,048	—	—	117,048
Germany	112,288	2,090,547	—	2,202,835
Philippines	—	19,220	—	19,220
South Korea	698	13,595	—	14,293
Taiwan	81,766	—	—	81,766
Thailand	60,937	—	—	60,937

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Canada	—	$32,522	—	$32,522
China	—	6,812	—	6,812
Singapore	—	1,108	—	1,108
Spain	—	20,523	—	20,523
Thailand	—	50,731	—	50,731
Securities Lending Collateral	—	3,355,913	—	3,355,913
Futures Contracts**	$99,916	—	—	99,916
TOTAL	$81,062,185	$669,282,470	$141,992^	$750,486,647
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (4.1%)
*	A2B Australia Ltd.	61,896	$52,690
	Accent Group Ltd.	105,492	151,775
#	Adairs Ltd.	81,527	178,744
	Adbri Ltd.	147,407	307,266
	AGL Energy Ltd.	61,163	308,903
*	Ainsworth Game Technology Ltd.	68,629	60,812
*	Alkane Resources Ltd.	90,017	52,619
*	Alliance Aviation Services Ltd.	11,891	32,821
*	Allkem Ltd.	36,324	236,529
	ALS Ltd.	118,226	992,493
	Altium Ltd.	20,128	514,553
	Alumina Ltd.	242,873	328,188
#*	AMA Group Ltd.	138,426	42,484
*	AMP Ltd.	1,156,034	720,590
	Ampol Ltd.	59,726	1,265,176
	Ansell Ltd.	27,424	521,383
	APA Group	108,035	732,677
	Appen Ltd.	9,531	65,798
*	Arafura Resources Ltd.	89,658	12,539
	ARB Corp. Ltd.	19,985	658,485
#*	Ardent Leisure Group Ltd.	111,234	106,990
	Aristocrat Leisure Ltd.	66,921	1,939,890
	ASX Ltd.	4,901	290,671
	Atlas Arteria Ltd.	113,300	525,928
	AUB Group Ltd.	7,273	120,107
*	Aurelia Metals Ltd.	371,492	111,158
	Aurizon Holdings Ltd.	530,339	1,326,831
	AusNet Services Ltd.	190,189	349,966
	Austal Ltd.	104,574	149,166
	Australia & New Zealand Banking Group Ltd.	199,536	3,770,998
*	Australian Agricultural Co. Ltd.	61,076	62,683
	Australian Ethical Investment Ltd.	11,755	77,528
	Australian Finance Group Ltd.	51,890	81,278
	Australian Pharmaceutical Industries Ltd.	206,019	221,727
*	Australian Strategic Materials Ltd.	20,052	119,669
	Auswide Bank Ltd.	6,130	29,003
	Baby Bunting Group Ltd.	30,773	111,107
	Bank of Queensland Ltd.	230,570	1,254,242
	Bapcor Ltd.	102,141	511,790
	Base Resources Ltd.	56,903	13,119
	Beach Energy Ltd.	858,441	906,798
	Beacon Lighting Group Ltd.	18,860	36,203
	Bega Cheese Ltd.	93,777	339,575
	Bell Financial Group Ltd.	18,940	22,375
	Bendigo & Adelaide Bank Ltd.	143,977	879,390
#	BHP Group Ltd.	459,448	14,680,722
#	BHP Group Ltd., Sponsored ADR	123,788	7,872,917
	Blackmores Ltd.	2,461	142,925
*	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	2,048,495
	Brambles Ltd.	118,372	813,221
	Bravura Solutions Ltd.	50,218	77,036
	Breville Group Ltd.	26,747	544,738
	Brickworks Ltd.	27,903	448,445
	BWX Ltd.	31,197	75,030

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Byron Energy Ltd.	59,304	$5,241
*	Calix Ltd.	2,238	8,098
	Capitol Health Ltd.	106,976	28,860
*	Capricorn Metals Ltd.	9,138	20,516
	Cardno Ltd.	7,045	8,639
*	Carnarvon Energy Ltd.	195,198	36,783
	Carsales.com Ltd.	65,128	1,030,146
	Cash Converters International Ltd.	184,747	33,524
	Cedar Woods Properties Ltd.	24,019	87,634
	Challenger Ltd.	184,675	754,374
#*	Champion Iron Ltd.	26,421	122,065
#	CIMIC Group Ltd.	6,319	73,820
#*	City Chic Collective Ltd.	26,152	91,961
	Class Ltd.	19,682	35,594
	Cleanaway Waste Management Ltd.	611,584	1,248,489
	Clinuvel Pharmaceuticals Ltd.	5,525	90,311
#	Clover Corp. Ltd.	24,457	26,333
	Cochlear Ltd.	5,187	711,308
	Codan Ltd.	54,165	348,825
	Coles Group Ltd.	117,654	1,351,691
*	Collection House Ltd.	64,782	4,801
	Collins Foods Ltd.	53,890	449,517
	Commonwealth Bank of Australia	87,813	5,856,226
	Computershare Ltd.	66,486	921,602
#*	Cooper Energy Ltd.	604,081	128,701
*	Corporate Travel Management Ltd.	14,669	218,740
	Costa Group Holdings Ltd.	162,998	322,407
#	Credit Corp. Group Ltd.	10,035	242,128
*	Crown Resorts Ltd.	75,054	646,673
	CSL Ltd.	25,409	4,706,829
	CSR Ltd.	273,453	1,089,318
	Data#3 Ltd.	37,256	146,028
*	De Grey Mining Ltd.	26,592	21,545
*	Decmil Group Ltd.	55,934	11,894
	Deterra Royalties Ltd.	82,122	250,529
#	Dicker Data Ltd.	8,078	73,175
	Domain Holdings Australia Ltd.	39,781	133,691
	Domino's Pizza Enterprises Ltd.	15,145	1,117,144
	Downer EDI Ltd.	307,376	1,189,000
	Eagers Automotive Ltd.	48,592	442,610
*	Eclipx Group Ltd.	141,679	211,624
	Elanor Investor Group	19,470	28,514
	Elders Ltd.	45,390	350,991
	Emeco Holdings Ltd.	84,755	53,856
*	EML Payments Ltd.	42,190	89,838
	Empire Energy Group Ltd.	51,547	13,711
	Endeavour Group Ltd.	85,461	381,721
	Enero Group Ltd.	4,072	10,536
	EQT Holdings Ltd.	2,688	49,696
	Estia Health Ltd.	97,068	140,344
	Euroz Hartleys Group Ltd.	9,095	10,661
*	EVENT Hospitality & Entertainment Ltd.	26,649	254,611
	Evolution Mining Ltd.	503,413	1,264,790
	Fleetwood Ltd.	28,254	46,359
#*	Flight Centre Travel Group Ltd.	27,145	322,001
	Fortescue Metals Group Ltd.	340,721	4,784,439
*	G8 Education Ltd.	356,108	280,578
*	Genex Power Ltd.	32,729	4,185
	Genworth Mortgage Insurance Australia Ltd.	140,658	243,157

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources Ltd.	141,663	$134,872
	GrainCorp Ltd., Class A	73,533	379,855
	Grange Resources Ltd.	238,429	130,902
#*	Greenland Minerals Ltd.	177,454	9,526
	GUD Holdings Ltd.	48,779	426,740
	GWA Group Ltd.	107,097	192,058
	Hansen Technologies Ltd.	40,822	141,639
	Harvey Norman Holdings Ltd.	180,374	628,666
	Healius Ltd.	238,369	754,570
	Healthia Ltd.	6,519	9,240
#*	Helloworld Travel Ltd.	3,137	5,219
	HT&E Ltd.	85,589	113,859
	HUB24 Ltd.	3,551	69,195
#*	Humm Group Ltd.	157,069	92,883
	IDP Education Ltd.	33,270	695,422
	IGO Ltd.	227,758	1,927,063
	Iluka Resources Ltd.	82,122	610,653
	Imdex Ltd.	130,607	273,236
	Incitec Pivot Ltd.	458,345	1,073,203
	Infomedia Ltd.	124,521	132,533
#	Inghams Group Ltd.	100,256	233,403
	Insignia Financial Ltd.	248,151	622,337
	Insurance Australia Group Ltd.	182,100	549,282
	Integral Diagnostics Ltd.	32,119	94,108
*	Integrated Research Ltd.	34,225	23,243
	InvoCare Ltd.	18,716	148,618
*	ioneer Ltd.	41,220	19,431
	IPH Ltd.	45,859	266,097
	IRESS Ltd.	55,985	452,909
	IVE Group Ltd.	58,367	68,243
	James Hardie Industries PLC	57,444	1,933,291
	James Hardie Industries PLC, Sponsored ADR	1,045	34,819
	JB Hi-Fi Ltd.	54,739	1,791,025
	Johns Lyng Group Ltd.	30,813	168,605
	Jumbo Interactive Ltd.	12,500	158,986
	Jupiter Mines Ltd.	520,847	81,359
*	Karoon Energy Ltd.	210,222	288,041
	Kelsian Group Ltd.	22,749	113,552
#	Kogan.com Ltd.	8,258	36,467
	Lendlease Corp. Ltd.	78,586	556,117
	Lifestyle Communities Ltd.	6,690	80,187
	Link Administration Holdings Ltd.	232,345	890,594
	Lovisa Holdings Ltd.	12,650	159,542
*	Lynas Rare Earths Ltd.	66,222	427,735
	MA Financial Group Ltd.	1,563	9,419
	MACA Ltd.	126,373	64,279
	Macmahon Holdings Ltd.	300,111	38,299
	Macquarie Group Ltd.	19,254	2,516,719
	Mader Group Ltd.	7,825	13,243
#	Magellan Financial Group Ltd.	20,389	271,294
*	Mayne Pharma Group Ltd.	699,050	124,017
	McMillan Shakespeare Ltd.	32,345	257,925
#	McPherson's Ltd.	24,606	14,308
	Medibank Pvt Ltd.	510,412	1,118,451
	Medusa Mining Ltd.	85,990	39,176
#*	Mesoblast Ltd.	58,643	47,121
#*	Metals X Ltd.	194,260	69,335
	Metcash Ltd.	572,997	1,608,112
*	Mincor Resources NL	9,197	10,624

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources Ltd.	53,365	$2,120,775
*	MMA Offshore Ltd.	76,024	21,825
#	Monadelphous Group Ltd.	24,054	153,226
	Monash IVF Group Ltd.	164,283	117,638
	Money3 Corp. Ltd.	70,036	150,686
	Mount Gibson Iron Ltd.	146,256	43,683
*	Myer Holdings Ltd.	341,996	106,710
	MyState Ltd.	33,862	119,302
*	Nanosonics Ltd.	7,701	27,992
	National Australia Bank Ltd.	231,851	4,473,668
	Navigator Global Investments Ltd.	45,078	51,538
	Netwealth Group Ltd.	24,166	261,731
	New Energy Solar	2,210	1,265
#	New Hope Corp. Ltd.	195,956	315,665
	Newcrest Mining Ltd.	62,518	969,739
*	NEXTDC Ltd.	31,711	243,317
	nib holdings Ltd.	157,246	693,784
	Nick Scali Ltd.	21,590	208,343
	Nickel Mines Ltd.	91,267	93,740
#	NICO Resources Ltd.	5,353	1,798
	Nine Entertainment Co. Holdings Ltd.	489,616	913,739
	Northern Star Resources Ltd.	246,130	1,466,916
	NRW Holdings Ltd.	233,457	263,821
	Nufarm Ltd.	108,559	344,765
*	OFX Group Ltd.	72,450	118,509
*	OM Holdings Ltd.	46,008	28,937
#*	Omni Bridgeway Ltd.	37,694	87,176
*	oOh!media Ltd.	276,860	317,498
#*	Opthea Ltd.	11,933	9,673
	Orica Ltd.	28,057	277,976
	Origin Energy Ltd.	338,070	1,352,787
	Orora Ltd.	426,136	1,049,212
	OZ Minerals Ltd.	120,969	2,098,464
	Pacific Current Group Ltd.	15,421	76,494
	Pacific Smiles Group Ltd.	7,482	13,425
	Pact Group Holdings Ltd.	71,659	118,437
*	Paladin Energy Ltd.	173,992	90,728
*	Panoramic Resources Ltd.	449,671	78,506
	Peet Ltd.	131,518	105,297
	Pendal Group Ltd.	74,588	256,166
	PeopleIN Ltd.	5,443	15,670
	Perenti Global Ltd.	298,302	163,398
	Perpetual Ltd.	20,237	472,976
	Perseus Mining Ltd.	459,094	479,867
*	Pilbara Minerals Ltd.	23,287	53,874
	Pinnacle Investment Management Group Ltd.	1,376	11,107
	Platinum Asset Management Ltd.	90,485	159,074
*	Praemium Ltd.	17,729	15,921
	Premier Investments Ltd.	16,297	334,379
#	Pro Medicus Ltd.	13,699	442,394
	Propel Funeral Partners Ltd.	5,838	18,165
	PSC Insurance Group Ltd.	6,696	21,952
	PWR Holdings Ltd.	20,749	116,960
*	Qantas Airways Ltd.	6,921	23,688
	QBE Insurance Group Ltd.	185,516	1,472,930
	Qube Holdings Ltd.	310,211	640,174
	Ramelius Resources Ltd.	272,182	260,875
	Ramsay Health Care Ltd.	23,595	1,052,715
	REA Group Ltd.	5,612	581,385

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Reckon Ltd.	16,235	$10,733
*	Red 5 Ltd.	539,792	103,496
	Reece Ltd.	18,541	286,243
#	Regis Healthcare Ltd.	48,428	60,408
#	Regis Resources Ltd.	358,016	435,479
#*	Reject Shop Ltd.	13,887	60,269
	Reliance Worldwide Corp. Ltd.	98,249	362,834
#*	Resolute Mining Ltd.	380,087	77,159
*	Retail Food Group Ltd.	487,291	23,511
	Ridley Corp. Ltd.	99,459	99,446
	Rio Tinto Ltd.	46,356	3,685,565
*	RPMGlobal Holdings Ltd.	22,062	29,815
	Sandfire Resources Ltd.	294,279	1,414,124
	Santos Ltd.	659,287	3,358,231
	SEEK Ltd.	9,669	200,373
	Select Harvests Ltd.	36,320	139,428
	Senex Energy Ltd.	62,295	203,373
	Servcorp Ltd.	11,131	26,967
	Service Stream Ltd.	239,973	133,010
	Seven Group Holdings Ltd.	32,256	498,807
*	Seven West Media Ltd.	497,856	221,013
	SG Fleet Group Ltd.	29,150	49,067
	Shaver Shop Group Ltd.	23,611	18,846
	Sigma Healthcare Ltd.	462,744	147,758
*	Silver Lake Resources Ltd.	306,707	322,987
	Sims Ltd.	69,596	708,574
	SmartGroup Corp. Ltd.	28,813	146,447
	Sonic Healthcare Ltd.	32,796	883,206
	South32 Ltd., ADR	8,829	121,469
	South32 Ltd.	554,490	1,525,566
	Southern Cross Media Group Ltd.	113,209	151,436
#*	Speedcast International Ltd.	165,938	0
	SRG Global Ltd.	103,215	33,027
#	St Barbara Ltd.	264,017	231,332
*	Star Entertainment Grp Ltd.	294,772	720,046
	Steadfast Group Ltd.	151,308	497,916
	Suncorp Group Ltd.	140,768	1,105,579
	Super Retail Group Ltd.	116,008	959,459
*	Superloop Ltd.	22,155	16,755
*	Sydney Airport	104,912	644,802
	Symbio Holdings Ltd.	6,933	28,516
*	Syrah Resources Ltd.	103,264	121,979
	Tabcorp Holdings Ltd.	340,266	1,195,553
	Tassal Group Ltd.	105,184	262,642
	Technology One Ltd.	87,429	654,057
	Telstra Corp. Ltd.	411,065	1,142,728
	Telstra Corp. Ltd., ADR	939	13,061
#	TPG Telecom Ltd.	68,642	288,187
	Transurban Group	80,974	715,343
	Treasury Wine Estates Ltd.	98,265	738,583
#*	Tuas Ltd.	91,124	123,674
	United Malt Grp Ltd.	123,108	363,607
*	Uniti Group Ltd.	4,357	13,014
#	Virtus Health Ltd.	44,833	230,089
	Vita Group Ltd.	66,012	15,898
Ω	Viva Energy Group Ltd.	125,173	190,820
#*	Webjet Ltd.	45,166	158,116
	Wesfarmers Ltd.	95,120	3,549,184
*	Western Areas Ltd.	159,163	391,717

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Westgold Resources Ltd.	106,449	$137,953
	Westpac Banking Corp.	218,195	3,147,011
*	Whitehaven Coal Ltd.	328,931	629,796
	WiseTech Global Ltd.	2,252	73,346
	Woodside Petroleum Ltd.	83,948	1,500,067
	Woolworths Group Ltd.	85,461	2,084,775
	Worley Ltd.	86,099	709,425
*	Xero Ltd.	1,328	107,575
TOTAL AUSTRALIA			167,012,002
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	108,584
	ANDRITZ AG	23,896	1,271,352
	AT&S Austria Technologie & Systemtechnik AG	15,848	738,140
	Atrium European Real Estate Ltd.	37,795	128,343
Ω	BAWAG Group AG	7,295	437,811
#*	DO & Co. AG	430	44,324
	Erste Group Bank AG	47,727	2,230,788
	EVN AG	13,290	391,216
*	FACC AG	1,947	16,931
*	Flughafen Wien AG	1,332	42,545
#	IMMOFINANZ AG	12,053	312,667
*	Lenzing AG	5,408	663,818
	Mayr Melnhof Karton AG	2,109	410,312
#	Oesterreichische Post AG	11,224	471,115
	OMV AG	29,916	1,830,990
	Palfinger AG	3,950	134,984
#	POLYTEC Holding AG	4,035	35,494
*	Porr AG	2,886	40,839
	Raiffeisen Bank International AG	55,975	1,573,303
	Rosenbauer International AG	582	29,142
	S IMMO AG	7,826	200,564
*	Schoeller-Bleckmann Oilfield Equipment AG	1,208	50,934
	Semperit AG Holding	1,666	50,556
	Strabag SE	7,579	326,211
	Telekom Austria AG	54,154	468,425
	UBM Development AG	1,357	64,285
	UNIQA Insurance Group AG	47,128	436,840
#	Verbund AG	1,450	153,570
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	545,877
	voestalpine AG	44,027	1,463,683
	Wienerberger AG	31,530	1,141,608
	Zumtobel Group AG	4,990	45,453
TOTAL AUSTRIA			15,860,704
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,782,584
	Ageas SA	46,157	2,221,746
*	AGFA-Gevaert NV	67,716	287,320
	Anheuser-Busch InBev SA	69,892	4,406,069
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	68,179
*	Argenx SE	353	94,460
	Atenor	822	52,542
	Banque Nationale de Belgique	10	18,789
	Barco NV	7,938	163,931
	Bekaert SA	16,807	782,480
*	bpost SA	33,088	244,256
	Cie d'Entreprises CFE	5,331	722,150

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	24,144	$91,539
	D'ieteren Group	10,030	1,747,570
	Econocom Group SA/NV	51,414	205,608
#	Elia Group SA	8,138	1,098,180
	Etablissements Franz Colruyt NV	23,970	973,654
#*	Euronav NV	86,442	713,984
	EVS Broadcast Equipment SA	5,263	125,251
	Exmar NV	15,568	78,043
	Fagron	22,568	387,941
*	Galapagos NV	763	51,415
	Gimv NV	7,130	434,635
*	Greenyard NV	1,785	18,287
	Immobel SA	2,633	234,779
	Ion Beam Applications	1,711	29,233
	Jensen-Group NV	1,808	58,573
	KBC Group NV	26,644	2,317,211
*	Kinepolis Group NV	2,532	153,340
	Lotus Bakeries NV	105	673,448
*	MDxHealth SA	497	443
	Melexis NV	6,483	679,761
#*	Ontex Group NV	27,188	199,099
	Orange Belgium SA	21,127	458,786
*	Picanol	846	64,322
	Proximus SADP	49,493	1,010,676
	Recticel SA	25,013	476,480
	Resilux	566	145,471
	Shurgard Self Storage SA	2,788	160,709
	Sipef NV	2,254	143,525
	Solvay SA	20,372	2,454,606
	Telenet Group Holding NV	10,896	418,281
	TER Beke SA	245	31,977
*	Tessenderlo Group SA	13,271	516,947
	UCB SA	7,441	740,418
#	Umicore SA	30,376	1,149,903
	Van de Velde NV	1,633	60,533
	VGP NV	389	110,229
	Viohalco SA	4,480	23,449
TOTAL BELGIUM			29,082,812
BELIZE — (0.0%)
	Melnick Even Desenvolvimento Imobiliario SA	15,200	12,080
BRAZIL — (1.2%)
	AES Brasil Energia SA	101,694	226,173
	Aliansce Sonae Shopping Centers SA	23,052	98,414
*	Alliar Medicos A Frente SA	41,200	128,020
	Alupar Investimento SA	39,538	189,421
	Ambev SA, ADR	79,200	224,136
	Ambev SA	47,203	133,073
*	Americanas SA	27,579	164,692
*	Anima Holding SA	72,214	120,082
	Arezzo Industria e Comercio SA	3,300	50,829
	Atacadao SA	79,268	248,846
	B3 SA - Brasil Bolsa Balcao	174,641	480,829
	Banco Bradesco SA	89,270	316,054
	Banco BTG Pactual SA	41,134	187,230
	Banco do Brasil SA	89,350	549,551
	Banco Santander Brasil SA	32,700	202,416
	BB Seguridade Participacoes SA	45,940	200,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	BK Brasil Operacao e Assessoria a Restaurantes SA	47,300	$55,494
*	BR Malls Participacoes SA	149,240	270,651
	BR Properties SA	34,800	47,448
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	141,655
#	Braskem SA, Sponsored ADR	3,700	69,819
*	BRF SA	164,835	693,163
*	C&A Modas Ltda	10,000	12,391
	Camil Alimentos SA	54,757	92,188
	CCR SA	426,387	1,043,866
	Centrais Eletricas Brasileiras SA	28,800	191,400
	Cia Brasileira de Distribuicao	27,943	119,084
	Cia de Locacao das Americas	109,500	540,891
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	337,176
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	48,783
	Cia de Saneamento de Minas Gerais-COPASA	50,202	124,321
	Cia de Saneamento do Parana	85,475	324,509
	Cia de Saneamento do Parana	50,100	36,513
#	Cia Energetica de Minas Gerais, Sponsored ADR	10,214	25,739
	Cia Energetica de Minas Gerais	36,101	126,589
	Cia Paranaense de Energia	39,200	46,877
	Cia Paranaense de Energia, Sponsored ADR	4,800	31,488
	Cia Paranaense de Energia	7,400	48,622
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	134,514
	Cia Siderurgica Nacional SA	244,382	1,175,405
	Cielo SA	399,415	173,001
*	Cogna Educacao	511,787	248,660
	Construtora Tenda SA	25,988	78,354
	Cosan SA	41,298	184,865
	CSU Cardsystem SA	19,900	55,652
	Cury Construtora e Incorporadora SA	18,100	28,053
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,687	354,488
	Dexco SA	122,824	345,797
	Direcional Engenharia SA	30,000	77,682
*	EcoRodovias Infraestrutura e Logistica SA	99,303	148,110
	EDP - Energias do Brasil SA	81,688	329,823
*	Embraer SA	288,217	1,102,369
	Enauta Participacoes SA	50,328	144,631
	Energisa SA	68,004	559,005
*	Eneva SA	125,772	312,885
	Engie Brasil Energia SA	20,282	155,454
	Equatorial Energia SA	245,850	1,063,015
	Even Construtora e Incorporadora SA	29,712	41,462
	Ez Tec Empreendimentos e Participacoes SA	37,543	151,159
	Fleury SA	76,842	292,602
	Fras-Le SA	13,100	31,109
*	Gafisa SA	57,300	22,013
	Gerdau SA, Sponsored ADR	48,982	256,176
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,175	5,050
	Grendene SA	50,250	85,830
*	Grupo De Moda Soma SA	42,378	115,719
	Guararapes Confeccoes SA	20,600	49,424
Ω	Hapvida Participacoes e Investimentos SA	14,475	34,510
	Helbor Empreendimentos SA	25,913	20,984
	Hypera SA	58,167	340,780
	Industrias Romi SA	21,116	67,602
	Instituto Hermes Pardini SA	20,471	88,590
*	International Meal Co. Alimentacao SA, Class A	110,406	54,474
	Iochpe-Maxion SA	37,323	105,922
*	IRB Brasil Resseguros SA	281,637	173,434

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Itau Unibanco Holding SA	17,236	$71,702
	JBS SA	259,366	1,713,933
	JHSF Participacoes SA	105,559	127,821
	JSL SA	2,209	2,970
	Kepler Weber SA	7,800	57,140
	Klabin SA	134,786	631,528
	Light SA	77,900	170,321
	Localiza Rent a Car SA	32,540	359,098
	LOG Commercial Properties e Participacoes SA	12,594	67,073
*	Log-in Logistica Intermodal SA	3,271	13,663
	Lojas Renner SA	125,942	666,935
	M Dias Branco SA	19,158	83,449
	Magazine Luiza SA	54,154	71,388
	Mahle-Metal Leve SA	8,968	55,192
	Marcopolo SA	64,000	34,711
	Marfrig Global Foods SA	89,592	379,283
*	Marisa Lojas SA	26,823	17,983
	Marisa Lojas SA	8,325	5,472
	Mills Estruturas e Servicos de Engenharia SA	64,273	77,707
	Minerva SA	64,971	116,725
*	Moura Dubeux Engenharia S/A	8,100	9,976
	MRV Engenharia e Participacoes SA	116,035	293,032
	Multiplan Empreendimentos Imobiliarios SA	50,700	205,279
*	Natura & Co. Holding SA	68,290	291,931
	Notre Dame Intermedica Participacoes SA	14,776	198,123
	Odontoprev SA	110,274	259,170
*	Omega Energia SA	23,536	51,327
*	Petro Rio SA	191,268	861,590
	Petroleo Brasileiro SA, Sponsored ADR	42,200	512,308
	Petroleo Brasileiro SA, Sponsored ADR	31,500	420,525
	Petroleo Brasileiro SA	699,723	4,647,602
	Porto Seguro SA	126,386	471,975
	Portobello SA	21,637	38,424
	Positivo Tecnologia SA	15,800	27,850
	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	24,059
	Qualicorp Consultoria e Corretora de Seguros SA	84,681	293,428
	Raia Drogasil SA	157,866	688,533
*	Rumo SA	144,340	424,585
	Sao Carlos Empreendimentos e Participacoes SA	9,300	69,705
	Sao Martinho SA	82,184	568,622
#	Sendas Distribuidora SA, ADR	3,044	36,376
	Sendas Distribuidora SA	150,315	354,691
Ω	Ser Educacional SA	27,270	59,418
	SIMPAR SA	25,200	52,535
	SLC Agricola SA	41,462	359,015
*	StoneCo Ltd., Class A	37	573
	Sul America SA	134,669	644,167
	Suzano SA	94,065	1,048,690
#	Suzano SA, Sponsored ADR	1,917	21,452
	SYN prop e tech SA	7,300	9,953
	Tegma Gestao Logistica SA	7,318	20,534
	Telefonica Brasil SA	28,570	267,294
#	Telefonica Brasil SA, ADR	3,300	30,954
*	Terra Santa Propriedades Agricolas SA	22,933	85,037
	TIM SA	241,221	602,814
	TOTVS SA	50,973	279,050
	Transmissora Alianca de Energia Eletrica SA	65,432	470,338
	Trisul SA	36,232	43,805
	Tupy SA	38,083	149,676

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	137,606	$391,561
	Unipar Carbocloro SA	7,116	124,615
	Usinas Siderurgicas de Minas Gerais SA Usiminas	22,669	62,413
	Vale SA	628,010	9,564,258
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	44,447
	Vibra Energia SA	236,892	1,021,605
	Vivara Participacoes SA	2,600	12,877
	Vulcabras Azaleia SA	46,000	81,516
	WEG SA	40,068	242,667
	Wiz Solucoes e Corretagem de Seguros SA	29,500	45,610
	YDUQS Participacoes SA	46,886	195,222
TOTAL BRAZIL			47,962,531
CANADA — (7.3%)
*	5N Plus, Inc.	22,100	39,814
#	Absolute Software Corp.	14,673	118,317
#	Acadian Timber Corp.	4,133	61,776
*	Aclara Resources, Inc.	13,396	13,173
*	Advantage Energy Ltd.	83,829	453,718
	Aecon Group, Inc.	32,656	445,981
*	Africa Oil Corp.	64,590	105,689
#	AG Growth International, Inc.	2,198	58,704
	AGF Management Ltd., Class B	30,300	176,391
#	Agnico Eagle Mines Ltd.	11,405	544,931
*	Aimia, Inc.	28,292	125,752
#*	Air Canada	4,209	75,693
	AirBoss of America Corp.	9,083	285,820
	Alamos Gold, Inc.,Class A	159,530	1,088,462
#*	Alcanna, Inc.	6,348	32,011
#*	Alexco Resource Corp.	15,300	22,508
	Algoma Central Corp.	1,200	16,275
#	Algonquin Power & Utilities Corp.	27,618	394,341
	Alimentation Couche-Tard, Inc.	71,248	2,873,685
	AltaGas Ltd.	83,860	1,722,523
	Altius Minerals Corp.	8,140	112,960
#	Altus Group Ltd.	5,525	265,177
#*	Americas Gold & Silver Corp.	3,200	2,392
	Amerigo Resources Ltd.	65,100	80,917
	Andlauer Healthcare Group, Inc.	500	18,818
	Andrew Peller Ltd., Class A	10,400	65,453
	ARC Resources Ltd.	269,709	3,159,324
*	Argonaut Gold, Inc.	83,845	150,389
*	Aritzia, Inc.	29,744	1,379,856
	Atco Ltd., Class I	13,642	459,545
*	Athabasca Oil Corp.	187,300	176,816
*	ATS Automation Tooling Systems, Inc.	9,191	375,261
#*,*	Aurora Cannabis, Inc.	10,234	42,670
*	AutoCanada, Inc.	10,001	297,162
#	B2Gold Corp.	547,268	1,971,827
#	Badger Infrastructure Solutions Ltd.	12,872	311,788
	Bank of Montreal	65,266	7,386,806
	Bank of Nova Scotia	94,722	6,816,195
	Barrick Gold Corp.	133,312	2,536,691
#*	Bausch Health Cos., Inc.	53,099	1,305,330
	BCE, Inc.	10,368	541,787
	Birchcliff Energy Ltd.	116,115	572,742
	Bird Construction, Inc.	6,834	51,723
	Black Diamond Group Ltd.	21,800	78,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	BlackBerry Ltd.	24,028	$197,750
	BMTC Group, Inc.	1,900	22,331
*	Bombardier, Inc., Class A	12,600	17,148
#*	Bombardier, Inc., Class B	231,171	307,343
*	Bonterra Energy Corp.	12,185	74,194
#	Boralex, Inc., Class A	18,016	468,417
	Bridgemarq Real Estate Services	1,900	25,365
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	92	5,166
#	Brookfield Asset Management, Inc., Class A	13,319	733,904
#	Brookfield Infrastructure Corp., Class A	14,169	939,770
#	BRP, Inc.	10,418	865,879
#*,*	CAE, Inc.	16,278	411,052
	Calian Group Ltd.	1,200	53,951
	Cameco Corp.	73,191	1,422,514
	Canaccord Genuity Group, Inc.	23,651	282,439
#	Canacol Energy Ltd.	54,484	143,588
#*,*	Canada Goose Holdings, Inc.	13,227	405,898
#	Canadian Imperial Bank of Commerce	53,220	6,680,343
	Canadian National Railway Co.	55,848	6,799,210
#	Canadian Natural Resources Ltd.	319,904	16,280,856
	Canadian Pacific Railway Ltd.	49,480	3,534,146
#	Canadian Tire Corp. Ltd., Class A	8,029	1,159,236
#	Canadian Utilities Ltd., Class A	12,650	367,513
	Canadian Utilities Ltd., Class B	900	26,239
#	Canadian Western Bank	35,424	1,076,528
*	Canfor Corp.	34,557	785,121
*	Canfor Pulp Products, Inc.	14,588	68,743
#*	Canopy Growth Corp.	8,400	67,536
	Capital Power Corp.	27,586	856,779
#*	Capstone Mining Corp.	127,715	543,554
*	Cardinal Energy Ltd.	41,298	171,215
#	Cargojet, Inc.	1,100	155,886
	Cascades, Inc.	50,702	507,359
#	CCL Industries, Inc., Class B	18,900	988,156
*	Celestica, Inc.	40,320	502,055
	Cenovus Energy, Inc.	255,870	3,722,150
	Centerra Gold, Inc.	102,168	824,642
	CES Energy Solutions Corp.	82,567	158,489
*	CGI, Inc.	35,586	3,038,189
	Chesswood Group Ltd.	4,500	47,508
	China Gold International Resources Corp. Ltd.	94,140	251,800
	CI Financial Corp.	62,496	1,159,801
#	Cogeco Communications, Inc.	8,612	706,900
	Cogeco, Inc.	6,307	406,558
	Colliers International Group, Inc.	8,296	1,212,084
	Computer Modelling Group Ltd.	29,984	112,751
	Constellation Software, Inc.	1,641	2,826,357
*	Copper Mountain Mining Corp.	54,534	151,013
	Corby Spirit & Wine Ltd.	3,900	52,157
#	Corus Entertainment, Inc., Class B	89,165	352,830
	Crescent Point Energy Corp.	178,958	1,152,938
*	Crew Energy, Inc.	63,989	186,256
#*	Denison Mines Corp.	169,974	205,924
*	Descartes Systems Group, Inc.	2,799	203,683
	Dexterra Group, Inc.	13,416	87,177
#*	DIRTT Environmental Solutions	6,900	11,345
	Dollarama, Inc.	27,000	1,393,172
#	Doman Building Materials Group Ltd.	31,012	203,469
#*	Dorel Industries, Inc., Class B	11,212	220,685

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	20,200	$636,122
	Dundee Precious Metals, Inc.	70,644	415,144
#	ECN Capital Corp.	115,432	484,921
	E-L Financial Corp. Ltd.	400	288,503
*	Eldorado Gold Corp.	74,926	656,017
#	Element Fleet Management Corp.	215,383	2,194,241
#	Emera, Inc.	21,500	1,018,719
	Empire Co. Ltd., Class A	38,501	1,187,908
#	Enbridge, Inc.	91,757	3,878,767
#	Endeavour Mining PLC	64,658	1,440,517
#*	Endeavour Silver Corp.	14,200	51,498
	Enerflex Ltd.	41,584	235,539
*	Energy Fuels, Inc.	30,000	185,501
#	Enerplus Corp.	100,929	1,168,764
	Enghouse Systems Ltd.	14,122	497,489
*	Ensign Energy Services, Inc.	47,242	82,877
*	Equinox Gold Corp.	15,647	89,734
	Equitable Group, Inc.	10,680	592,834
*	ERO Copper Corp.	15,478	192,752
	Evertz Technologies Ltd.	9,000	91,618
	Exchange Income Corp.	7,900	263,509
	Exco Technologies Ltd.	11,598	89,689
#	Extendicare, Inc.	32,374	184,900
	Fairfax Financial Holdings Ltd.	4,155	2,006,324
#	Fiera Capital Corp.	17,500	138,221
	Finning International, Inc.	56,844	1,584,826
	Firm Capital Mortgage Investment Corp.	12,344	139,740
#	First Majestic Silver Corp.	24,802	251,947
#	First National Financial Corp.	5,700	196,450
	First Quantum Minerals Ltd.	85,263	2,100,133
	FirstService Corp.	11,537	1,838,893
*	Fission Uranium Corp.	126,692	76,744
#	Fortis, Inc.	27,891	1,324,934
*	Fortuna Silver Mines, Inc.	83,472	283,679
#	Franco-Nevada Corp.	2,794	369,618
#	Freehold Royalties Ltd.	50,998	527,572
*	Frontera Energy Corp.	5,281	44,121
#*	Galiano Gold, Inc.	42,200	28,551
*	Gamehost, Inc.	14,487	88,325
*	GDI Integrated Facility Services, Inc.	1,839	80,293
	George Weston Ltd.	14,524	1,583,855
#	Gibson Energy, Inc.	56,959	1,096,029
	Gildan Activewear, Inc.	18,808	749,114
	goeasy Ltd.	7,800	904,350
*	Golden Star Resources Ltd.	18,080	70,548
#*	GoldMoney, Inc.	5,600	8,326
*	Gran Tierra Energy, Inc.	171,137	154,826
	Great-West Lifeco, Inc.	27,226	850,525
	Guardian Capital Group Ltd., Class A	8,800	259,607
	Hardwoods Distribution, Inc.	800	27,522
#*	Headwater Exploration, Inc.	6,200	34,630
*	Heroux-Devtek, Inc.	10,900	145,774
	High Liner Foods, Inc.	9,675	107,318
#	HLS Therapeutics, Inc.	2,000	23,239
*	Home Capital Group, Inc.	19,041	539,556
#	Hudbay Minerals, Inc.	106,008	761,400
Ω	Hydro One Ltd.	27,371	707,126
#*	i-80 Gold Corp.	31,818	66,582
	iA Financial Corp., Inc.	36,578	2,380,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	IAMGOLD Corp.	194,387	$474,059
*	IBI Group, Inc.	5,000	52,039
	IGM Financial, Inc.	15,996	561,996
*	Imperial Metals Corp.	21,384	52,991
#	Imperial Oil Ltd.	35,180	1,439,479
	Information Services Corp.	4,900	93,131
#	Innergex Renewable Energy, Inc.	31,929	468,459
	Intact Financial Corp.	8,286	1,122,682
#	Interfor Corp.	36,864	1,098,539
	Intertape Polymer Group, Inc.	18,192	367,089
#*	Invesque, Inc.	10,197	17,029
*	Ivanhoe Mines Ltd., Class A	90,913	778,856
#Ω	Jamieson Wellness, Inc.	8,711	243,002
*	Karora Resources, Inc.	3,454	10,815
	K-Bro Linen, Inc.	1,900	50,835
#*	Kelt Exploration Ltd.	71,264	310,587
#	Keyera Corp.	30,533	718,438
*	Kinaxis, Inc.	138	17,900
	Kinross Gold Corp.	445,385	2,407,108
	Kirkland Lake Gold Ltd.	88,622	3,338,107
*	Knight Therapeutics, Inc.	46,627	203,579
#	KP Tissue, Inc.	2,889	24,023
#	Labrador Iron Ore Royalty Corp.	20,388	627,928
*	Largo, Inc.	4,970	41,523
	Lassonde Industries, Inc., Class A	400	48,145
#	Laurentian Bank of Canada	19,430	676,225
	Leon's Furniture Ltd.	10,815	213,552
	LifeWorks, Inc.	16,211	351,091
#*	Lightspeed Commerce, Inc.	600	19,470
	Linamar Corp.	30,632	1,697,695
#	Loblaw Cos. Ltd.	19,900	1,535,297
	Logistec Corp., Class B	400	14,365
#*	Lucara Diamond Corp.	157,133	70,460
*	Lundin Gold, Inc.	9,800	70,928
	Lundin Mining Corp.	215,706	1,797,055
	Magellan Aerospace Corp.	7,228	57,032
#	Magna International, Inc.	92,780	7,478,326
*	Mainstreet Equity Corp.	1,200	119,891
#*	Major Drilling Group International, Inc.	36,771	240,965
	Manulife Financial Corp.	131,840	2,745,065
	Maple Leaf Foods, Inc.	27,700	673,787
#*	Marathon Gold Corp.	25,300	56,525
#	Martinrea International, Inc.	58,998	486,409
#*	MDF Commerce, Inc.	2,100	7,616
#	Medical Facilities Corp.	18,722	149,935
*	MEG Energy Corp.	119,337	1,421,360
	Melcor Developments Ltd.	900	10,351
	Methanex Corp.	23,553	1,071,642
	Metro, Inc.	24,325	1,301,061
	Morguard Corp.	1,200	123,866
	MTY Food Group, Inc.	1,360	60,805
#	Mullen Group Ltd.	46,713	431,429
	National Bank of Canada	57,590	4,607,562
	Neo Performance Materials, Inc.	2,000	28,116
*	New Gold, Inc.	258,942	409,451
#	NFI Group, Inc.	7,211	108,351
	North American Construction Group Ltd.	19,257	276,323
	North West Co., Inc.	18,436	508,344
	Northland Power, Inc.	49,556	1,435,044

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd.	56,074	$3,914,841
*	NuVista Energy Ltd.	62,611	442,806
*	OceanaGold Corp.	290,546	447,996
	Onex Corp.	22,853	1,641,590
#	Open Text Corp.	36,910	1,766,564
*	Organigram Holdings, Inc.	10,702	15,946
#	Osisko Gold Royalties Ltd.	34,995	386,524
*	Osisko Mining, Inc.	7,046	24,334
	Pan American Silver Corp.	41,105	889,595
	Paramount Resources Ltd., Class A	29,332	576,643
#	Parex Resources, Inc.	69,096	1,469,815
	Park Lawn Corp.	9,020	274,755
#	Parkland Corp.	45,750	1,216,497
	Pason Systems, Inc.	16,655	165,220
#	Pembina Pipeline Corp.	75,635	2,401,460
#	Peyto Exploration & Development Corp.	70,023	548,660
	PHX Energy Services Corp.	16,900	68,469
	Pizza Pizza Royalty Corp.	11,300	104,364
	Point.com, Inc.	800	12,488
	Polaris Infrastructure, Inc.	7,100	89,200
	Pollard Banknote Ltd.	3,783	109,310
	PrairieSky Royalty Ltd.	74,675	961,085
*	Precision Drilling Corp.	6,009	261,224
#	Premium Brands Holdings Corp.	11,928	1,125,848
*	Pretium Resources, Inc.	45,900	623,242
	Primo Water Corp.	19,458	324,670
	Primo Water Corp.	16,185	270,289
	Quarterhill, Inc.	54,482	109,723
#	Quebecor, Inc., Class B	27,877	659,232
#*	Real Matters, Inc.	20,018	92,598
*	Recipe Unlimited Corp.	3,272	44,145
#	Restaurant Brands International, Inc.	22,860	1,278,705
#*	RF Capital Group, Inc.	15,205	21,651
	Richelieu Hardware Ltd.	14,400	566,190
	Ritchie Bros Auctioneers, Inc.	19,289	1,175,825
	Rogers Communications, Inc.,Class B	34,299	1,739,626
#	Rogers Sugar, Inc.	38,387	180,890
#	Royal Bank of Canada	209,684	23,909,547
#	Russel Metals, Inc.	21,780	543,493
*	Sabina Gold & Silver Corp.	83,900	89,104
#	Sandstorm Gold Ltd.	27,208	163,314
	Saputo, Inc.	23,603	529,009
#	Savaria Corp.	4,000	58,341
*	Seabridge Gold, Inc.	3,600	57,746
	Secure Energy Services, Inc.	66,658	316,732
	Shaw Communications, Inc.,Class B	94,897	2,828,778
*	ShawCor Ltd.	32,243	149,908
*	Shopify, Inc., Class A	685	660,504
#	Sienna Senior Living, Inc.	21,296	247,614
#*,*	Sierra Wireless, Inc.	12,931	189,719
Ω	Sleep Country Canada Holdings, Inc.	15,500	437,144
#	SNC-Lavalin Group, Inc.	42,949	947,064
*Ω	Spin Master Corp.	4,592	157,865
#	Sprott, Inc.	2,789	97,944
#	SSR Mining, Inc.	93,055	1,532,188
	Stantec, Inc.	25,022	1,327,371
#	Stelco Holdings, Inc.	2,100	60,779
	Stella-Jones, Inc.	15,785	494,853
	Sun Life Financial, Inc.	37,134	2,101,784

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc.	194,638	$5,560,878
#*	SunOpta, Inc.	11,062	57,958
#	Superior Plus Corp.	64,748	658,100
*	Surge Energy, Inc.	5,385	26,649
	Tamarack Valley Energy Ltd.	101,513	393,706
#*	Taseko Mines Ltd.	90,127	172,292
#	TC Energy Corp.	65,909	3,403,590
	Teck Resources Ltd.,Class B	95,993	2,963,814
	TELUS Corp.	7,002	164,756
*	TeraGo, Inc.	1,400	6,806
	TFI International, Inc.	17,519	1,686,229
#	Thomson Reuters Corp.	8,859	951,102
	Tidewater Midstream & Infrastructure Ltd.	119,343	122,052
	Timbercreek Financial Corp.	29,944	224,495
	TMX Group Ltd.	5,875	597,645
*	Torex Gold Resources, Inc.	36,072	353,583
	Toromont Industries Ltd.	21,373	1,803,964
	Toronto-Dominion Bank	98,869	7,913,086
*	Total Energy Services, Inc.	20,525	110,121
#*	Touchstone Exploration, Inc.	17,050	21,327
	Tourmaline Oil Corp.	108,339	3,862,584
#	TransAlta Corp.	169,433	1,838,084
	TransAlta Renewables, Inc.	24,408	333,530
	Transcontinental, Inc., Class A	48,608	806,851
#*	Trevali Mining Corp.	21,856	20,977
*	Trican Well Service Ltd.	141,920	397,463
#	Tricon Residential, Inc.	40,447	592,792
*	Trisura Group Ltd.	4,040	136,510
*	Turquoise Hill Resources Ltd.	6,796	119,013
*	Uni-Select, Inc.	16,616	309,928
*	Vermilion Energy, Inc.	58,946	917,416
	VersaBank	2,000	23,192
	Wajax Corp.	14,444	261,575
	Waste Connections, Inc.	5,006	624,137
*	Wesdome Gold Mines Ltd.	50,400	433,365
	West Fraser Timber Co. Ltd.	27,278	2,523,942
#	Western Forest Products, Inc.	171,285	272,191
#	Westshore Terminals Investment Corp.	22,832	484,786
#	Wheaton Precious Metals Corp.	8,399	338,648
#	Whitecap Resources, Inc.	222,473	1,569,900
#*	WildBrain Ltd.	32,791	77,905
	Winpak Ltd.	10,327	306,280
	WSP Global, Inc.	12,365	1,648,796
#	Yamana Gold, Inc.	352,832	1,457,200
#*	Yangarra Resources Ltd.	39,182	58,257
	Yellow Pages Ltd.	7,290	82,354
TOTAL CANADA			294,345,640
CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	100,879
	Banco de Chile	213,351	21,334
	Banco de Chile, ADR	4,715	94,627
	Banco de Credito e Inversiones SA	5,499	199,204
	Banco Santander Chile, ADR	4,829	96,966
	Besalco SA	160,822	60,332
	CAP SA	23,985	269,529
	Cencosud SA	305,318	562,680
	Cencosud Shopping SA	32,368	38,267
	Cia Sud Americana de Vapores SA	6,550,063	569,298

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Colbun SA	1,072,013	$88,694
	Embotelladora Andina SA, ADR, Class B	1,917	23,963
	Empresa Nacional de Telecomunicaciones SA	62,609	259,662
	Empresas CMPC SA	139,125	255,430
	Empresas COPEC SA	25,530	214,026
	Empresas Hites SA	18,149	3,752
	Enel Americas SA, ADR	52,803	311,538
	Enel Americas SA	1,224,078	144,326
	Enel Chile SA	1,250,267	48,925
	Engie Energia Chile SA	105,813	85,913
	Falabella SA	37,462	133,325
	Forus SA	8,525	12,709
	Grupo Security SA	399,250	61,281
	Hortifrut SA	23,722	28,156
	Inversiones Aguas Metropolitanas SA	206,127	118,654
	Inversiones La Construccion SA	13,361	59,365
*	Itau CorpBanca Chile SA	40,249,941	91,270
*	Itau CorpBanca Chile SA, ADR	1,709	6,033
*	Multiexport Foods SA	25,298	8,965
*	Parque Arauco SA	94,350	109,190
	PAZ Corp. SA	29,524	14,757
	Plaza SA	23,849	27,883
	Ripley Corp. SA	328,431	68,058
	Salfacorp SA	149,065	62,454
	Sigdo Koppers SA	12,552	12,854
	SMU SA	280,593	33,144
	Sociedad Matriz SAAM SA	1,440,321	98,015
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	388,526
	SONDA SA	190,611	81,974
	Vina Concha y Toro SA	73,365	117,404
TOTAL CHILE			4,983,362
CHINA — (9.3%)
*	21Vianet Group, Inc., ADR	32,709	324,473
	360 DigiTech, Inc., ADR	26,335	521,170
*	360 Security Technology, Inc., Class A	45,700	75,589
*	361 Degrees International Ltd.	364,000	210,644
*Ω	3SBio, Inc.	439,500	347,993
*	51job, Inc., ADR	5,395	271,908
	5I5J Holding Group Co. Ltd., Class A	67,400	32,123
	AAC Technologies Holdings, Inc.	275,000	835,003
Ω	AAG Energy Holdings Ltd.	70,000	12,975
	Accelink Technologies Co. Ltd., Class A	10,710	33,981
	ADAMA Ltd., Class A	18,100	22,217
	Addsino Co. Ltd., Class A	14,100	33,020
	Advanced Information Technology	284,000	51,605
	Advanced Technology & Materials Co. Ltd., Class A	24,500	34,033
	AECC Aero-Engine Control Co. Ltd., Class A	18,600	69,635
	AECC Aviation Power Co. Ltd., Class A	16,200	123,497
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	25,014
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,400	7,704
	Agile Group Holdings Ltd.	954,000	505,710
	Agricultural Bank of China Ltd., Class H	3,201,000	1,217,899
	AgriPure Holdings PLC	101,200	19,909
	Aier Eye Hospital Group Co. Ltd., Class A	12,823	65,720
*	Air China Ltd., Class H	538,000	405,592
	Aisino Corp., Class A	40,611	82,967
	Ajisen China Holdings Ltd.	255,000	41,910
Ω	Ak Medical Holdings Ltd.	148,000	104,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AKM Industrial Co. Ltd.	100,000	$22,557
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	5,537,779
*	Alibaba Group Holding Ltd.	133,700	2,095,555
*	Alibaba Health Information Technology Ltd.	222,000	167,332
*	Alibaba Pictures Group Ltd.	4,510,000	510,727
Ω	A-Living Smart City Services Co. Ltd.	222,500	433,174
	All Winner Technology Co. Ltd., Class A	4,000	33,318
	Allmed Medical Products Co. Ltd., Class A	9,000	19,302
*	Alpha Group, Class A	43,800	39,834
*	Aluminum Corp. of China Ltd., Class H	1,192,000	627,309
	Amoy Diagnostics Co. Ltd., Class A	3,400	30,892
	Angang Steel Co. Ltd., Class H	696,800	305,758
	Angel Yeast Co. Ltd., Class A	8,672	78,508
	Anhui Anke Biotechnology Group Co. Ltd., Class A	21,660	35,813
	Anhui Conch Cement Co. Ltd., Class H	326,500	1,727,030
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	44,790
	Anhui Expressway Co. Ltd., Class H	114,000	96,574
	Anhui Guangxin Agrochemical Co. Ltd., Class A	14,100	74,924
	Anhui Gujing Distillery Co. Ltd., Class A	2,616	86,587
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	29,256
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,400	49,943
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	44,328
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	68,006
	Anhui Korrun Co. Ltd., Class A	2,300	6,745
	Anhui Kouzi Distillery Co. Ltd., Class A	12,800	140,864
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	20,190
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	19,050
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	16,956
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	56,563
	Anhui Xinhua Media Co. Ltd., Class A	19,800	14,892
	Anhui Yingjia Distillery Co. Ltd., Class A	14,000	151,613
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	75,734
††	Animal Health Holdings, Inc.	42,000	505
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	522	18,524
	Anjoy Foods Group Co. Ltd., Class A	2,600	54,905
	ANTA Sports Products Ltd.	169,000	2,537,581
*	Anton Oilfield Services Group	980,000	60,209
	Aoshikang Technology Co. Ltd., Class A	2,600	27,024
*††	Aowei Holdings Ltd.	114,000	2,907
	Aoyuan Healthy Life Group Co. Ltd.	28,000	9,376
	Apeloa Pharmaceutical Co. Ltd., Class A	16,800	74,778
	APT Satellite Holdings Ltd.	134,750	40,584
*Ω	Ascletis Pharma, Inc.	95,000	48,319
	Asia Cement China Holdings Corp.	255,500	177,357
Ω	AsiaInfo Technologies Ltd.	56,000	103,469
	Asymchem Laboratories Tianjin Co. Ltd., Class A	800	41,122
	Ausnutria Dairy Corp. Ltd.	234,000	296,665
*	Austar Lifesciences Ltd.	12,000	4,423
	Autel Intelligent Technology Corp. Ltd., Class A	1,663	16,467
	Autobio Diagnostics Co. Ltd., Class A	10,420	79,337
	Avary Holding Shenzhen Co. Ltd., Class A	9,000	51,743
	AVIC Electromechanical Systems Co. Ltd., Class A	37,700	72,303
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	65,504
	AviChina Industry & Technology Co. Ltd., Class H	779,000	439,630
	AVICOPTER PLC, Class A	4,300	37,681
Ω	BAIC Motor Corp. Ltd., Class H	710,500	260,705
*	Baidu, Inc., Sponsored ADR	26,492	4,231,832
*	Baidu, Inc., Class A	23,850	472,442
Ω	BAIOO Family Interactive Ltd.	416,000	30,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Beijing Co. Ltd., Class A	130,000	$92,026
	Bank of Changsha Co. Ltd., Class A	60,500	74,993
	Bank of Chengdu Co. Ltd., Class A	98,400	218,699
	Bank of China Ltd., Class H	6,545,000	2,551,192
	Bank of Chongqing Co. Ltd., Class H	235,000	139,025
	Bank of Communications Co. Ltd., Class H	1,439,000	965,198
	Bank of Guiyang Co. Ltd., Class A	89,300	91,871
	Bank of Hangzhou Co. Ltd., Class A	83,100	185,821
	Bank of Jiangsu Co. Ltd., Class A	192,400	200,221
	Bank of Nanjing Co. Ltd., Class A	236,600	367,697
	Bank of Ningbo Co. Ltd., Class A	74,470	460,928
	Bank of Shanghai Co. Ltd., Class A	89,793	99,541
	Bank of Suzhou Co. Ltd., Class A	79,559	85,349
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	42,555
	Baoshan Iron & Steel Co. Ltd., Class A	158,500	176,768
	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	31,514
*	Baoye Group Co. Ltd., Class H	78,000	44,342
#*	Baozun, Inc., Sponsored ADR	10,967	145,422
*	Baozun, Inc., Class A	9,300	38,511
	BBMG Corp., Class H	767,000	120,326
	Bear Electric Appliance Co. Ltd., Class A	2,000	15,841
	Befar Group Co. Ltd., Class A	48,200	50,850
	Beibuwan Port Co. Ltd., Class A	26,100	32,121
#*	BeiGene Ltd.	8,800	159,342
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	18,364
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	4,600	63,127
	Beijing Capital Development Co. Ltd., Class A	50,627	46,486
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	83,862
*	Beijing Capital International Airport Co. Ltd., Class H	786,000	524,754
	Beijing Career International Co. Ltd., Class A	1,700	14,111
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	34,165
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	21,958
	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	58,857
	Beijing Enlight Media Co. Ltd., Class A	24,998	41,596
*	Beijing Enterprises Clean Energy Group Ltd.	9,445,714	115,367
	Beijing Enterprises Holdings Ltd.	196,000	668,158
*	Beijing Enterprises Urban Resources Group Ltd.	316,000	22,063
	Beijing Enterprises Water Group Ltd.	1,844,000	719,233
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	5,972
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,390	34,144
*	Beijing Health Holdings Ltd.	1,836,000	22,001
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	516	31,229
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	70,384
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	134,906
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	7,784
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	11,447
	Beijing New Building Materials PLC, Class A	31,575	161,837
	Beijing North Star Co. Ltd., Class H	286,000	43,017
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	27,551
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	50,882
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	126,968
	Beijing Originwater Technology Co. Ltd., Class A	77,800	81,135
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	58,600	71,922
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	23,468
	Beijing Shiji Information Technology Co. Ltd., Class A	13,300	66,476
	Beijing Shougang Co. Ltd., Class A	53,700	47,368
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	48,275
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	74,511

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	$38,453
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	24,053
	Beijing SuperMap Software Co. Ltd., Class A	6,600	24,478
	Beijing Thunisoft Corp. Ltd., Class A	19,159	35,155
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,900	57,237
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	62,844
	Beijing Tongrentang Co. Ltd., Class A	12,346	82,005
	Beijing Tongtech Co. Ltd., Class A	4,100	17,888
*	Beijing Ultrapower Software Co. Ltd., Class A	22,000	18,631
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	26,331
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	21,236
	Beijing Yanjing Brewery Co. Ltd., Class A	70,400	84,392
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	16,500	34,799
*	Berry Genomics Co. Ltd., Class A	6,400	16,221
#	Best Pacific International Holdings Ltd.	180,000	50,684
	Bestsun Energy Co. Ltd., Class A	42,700	33,945
	Bethel Automotive Safety Systems Co. Ltd., Class A	3,900	48,010
	Betta Pharmaceuticals Co. Ltd., Class A	2,200	21,649
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	23,141
	BGI Genomics Co. Ltd., Class A	3,300	43,466
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	44,446
	BII Railway Transportation Technology Holdings Co. Ltd.	104,000	5,419
*	Bilibili, Inc., Class Z	12,080	422,063
	Binjiang Service Group Co. Ltd.	23,500	69,122
	Black Peony Group Co. Ltd., Class A	20,300	21,785
	Blue Sail Medical Co. Ltd., Class A	25,500	60,483
*	Bluedon Information Security Technology Co. Ltd., Class A	41,200	19,887
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	80,528
	BOC International China Co. Ltd., Class A	28,400	54,311
	BOE Technology Group Co. Ltd., Class A	316,800	243,161
*	Bohai Leasing Co. Ltd., Class A	144,400	60,978
	Bosideng International Holdings Ltd.	1,184,000	577,124
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,300	23,367
	Bright Dairy & Food Co. Ltd., Class A	22,800	45,966
	Bright Real Estate Group Co. Ltd., Class A	44,700	17,228
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	17,174
*	Brilliance China Automotive Holdings Ltd.	1,032,000	485,040
	B-Soft Co. Ltd., Class A	20,455	30,118
*	BTG Hotels Group Co. Ltd., Class A	21,200	86,207
	Business Online PCL	21,100	9,443
	BYD Co. Ltd., Class H	48,000	1,419,699
	BYD Electronic International Co. Ltd.	453,500	1,371,601
	By-health Co. Ltd., Class A	22,300	88,274
#	C C Land Holdings Ltd.	758,499	178,728
	C&D International Investment Group Ltd.	45,000	85,478
*	C&D Property Management Group Co. Ltd.	19,000	10,395
	C&S Paper Co. Ltd., Class A	29,600	69,527
*	CA Cultural Technology Group Ltd.	173,000	5,567
	Cabbeen Fashion Ltd.	101,000	36,507
	Caitong Securities Co. Ltd., Class A	35,900	55,317
	Camel Group Co. Ltd., Class A	41,308	89,785
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	30,987
	Canny Elevator Co. Ltd., Class A	13,800	15,950
#*Ω	CanSino Biologics, Inc., Class H	1,400	23,452
	Canvest Environmental Protection Group Co. Ltd.	166,000	84,951
*	Capital Environment Holdings Ltd.	1,420,000	30,017
	Carrianna Group Holdings Co. Ltd.	214,000	18,699
	Castech, Inc., Class A	7,500	19,046

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CCS Supply Chain Management Co. Ltd., Class A	10,500	$10,919
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	21,174
	CECEP Solar Energy Co. Ltd., Class A	68,300	94,861
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	22,290
	CECEP Wind-Power Corp., Class A	92,400	74,286
	Central China Management Co. Ltd.	355,000	60,829
#	Central China Real Estate Ltd.	355,000	38,345
	Central China Securities Co. Ltd., Class H	361,000	70,104
	CETC Digital Technology Co. Ltd., Class A	10,600	55,184
	CGN Mining Co. Ltd.	475,000	50,208
#	CGN New Energy Holdings Co. Ltd.	866,000	656,434
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	31,629
Ω	CGN Power Co. Ltd., Class H	841,000	232,368
	Chacha Food Co. Ltd., Class A	6,900	59,613
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	24,261
	Changchun High & New Technology Industry Group, Inc., Class A	5,300	147,490
	Changjiang Securities Co. Ltd., Class A	53,700	59,461
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	9,100
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	19,773
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	32,288
	Chaowei Power Holdings Ltd.	302,000	85,708
	Chaozhou Three-Circle Group Co. Ltd., Class A	7,400	44,408
*	Cheetah Mobile, Inc., ADR	20,368	25,256
	ChemPartner PharmaTech Co. Ltd., Class A	9,500	17,320
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	25,405
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	32,247
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	22,947
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	4,306
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	28,076
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,700	60,944
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	44,414
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	29,964
*	Chengzhi Co. Ltd., Class A	20,300	41,775
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	24,400	54,948
*	Chiho Environmental Group Ltd.	68,000	7,722
	China Aerospace International Holdings Ltd.	690,000	45,246
#	China Aircraft Leasing Group Holdings Ltd.	85,000	58,808
	China Baoan Group Co. Ltd., Class A	48,800	100,221
	China BlueChemical Ltd., Class H	924,000	252,950
*	China Boton Group Co. Ltd.	130,000	64,934
*	China CAMC Engineering Co. Ltd., Class A	30,400	33,830
	China Chengtong Development Group Ltd.	788,000	16,184
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	549,945
	China CITIC Bank Corp. Ltd., Class H	1,089,000	519,556
#	China Coal Energy Co. Ltd., Class H	804,000	449,968
††	China Common Rich Renewable Energy Investments Ltd.	190,000	22,845
	China Communications Services Corp. Ltd., Class H	916,000	487,586
	China Conch Venture Holdings Ltd.	428,000	2,034,575
	China Construction Bank Corp., Class H	10,898,000	8,362,562
	China CSSC Holdings Ltd., Class A	14,000	45,076
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	15,471
	China Datang Corp. Renewable Power Co. Ltd., Class H	865,000	350,998
#*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	12,314
	China Design Group Co. Ltd., Class A	19,400	27,143
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	236,000	34,563
#*	China Dili Group	715,599	174,908
	China Dongxiang Group Co. Ltd.	1,499,000	124,754
*	China Eastern Airlines Corp. Ltd., ADR	1,000	19,620
*	China Eastern Airlines Corp. Ltd., Class H	736,000	286,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Education Group Holdings Ltd.	169,000	$147,918
*	China Electronics Huada Technology Co. Ltd.	276,000	23,750
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	43,493
*	China Energy Engineering Corp Ltd	439,823	183,202
#	China Energy Engineering Corp. Ltd., Class H	726,000	115,711
	China Enterprise Co. Ltd., Class A	69,300	32,706
	China Everbright Bank Co. Ltd., Class H	849,000	318,967
	China Everbright Environment Group Ltd.	920,111	683,502
#Ω	China Everbright Greentech Ltd.	282,000	95,651
	China Everbright Ltd.	398,000	450,981
	China Everbright Water Ltd.	52,712	12,087
	China Express Airlines Co. Ltd., Class A	13,700	28,182
Ω	China Feihe Ltd.	763,000	1,058,099
*	China Film Co. Ltd., Class A	31,441	61,436
*††	China Financial Services Holdings Ltd.	19,600	801
	China Foods Ltd.	576,000	238,552
	China Galaxy Securities Co. Ltd., Class H	954,500	565,995
	China Gas Holdings Ltd.	944,800	1,605,198
	China Glass Holdings Ltd.	312,000	67,382
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	30,657
	China Great Wall Securities Co. Ltd., Class A	28,400	51,222
	China Greatwall Technology Group Co. Ltd., Class A	11,800	23,745
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	3,865
	China Hanking Holdings Ltd.	274,000	52,936
	China Harmony Auto Holding Ltd.	382,500	211,034
	China Harzone Industry Corp. Ltd., Class A	14,500	19,851
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	36,079
#*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	116,185
	China Hongqiao Group Ltd.	742,500	838,971
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,800,000	202,256
Ω	China International Capital Corp. Ltd., Class H	365,200	994,811
	China International Marine Containers Group Co. Ltd., Class H	217,800	392,913
	China Isotope & Radiation Corp.	8,000	24,856
	China Jinmao Holdings Group Ltd.	1,994,000	724,360
	China Jushi Co. Ltd., Class A	66,065	170,610
#	China Kepei Education Group Ltd.	110,000	35,392
	China Kings Resources Group Co. Ltd., Class A	8,381	41,912
	China Lesso Group Holdings Ltd.	742,000	1,289,971
#	China Life Insurance Co. Ltd., ADR	7,800	69,654
	China Life Insurance Co. Ltd., Class H	495,000	870,159
	China Lilang Ltd.	281,000	159,867
*Ω	China Literature Ltd.	64,200	388,819
*Ω	China Logistics Property Holdings Co. Ltd.	162,000	91,541
	China Longyuan Power Group Corp. Ltd., Class H	728,000	1,485,330
*	China Maple Leaf Educational Systems Ltd.	350,000	21,835
	China Medical System Holdings Ltd.	746,000	1,249,199
	China Meheco Co. Ltd., Class A	29,100	49,517
	China Meidong Auto Holdings Ltd.	226,000	1,061,078
	China Mengniu Dairy Co. Ltd.	481,000	2,843,010
	China Merchants Bank Co. Ltd., Class H	620,500	5,186,214
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	53,865
	China Merchants Land Ltd.	654,000	68,175
	China Merchants Port Holdings Co. Ltd.	546,675	1,010,347
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	63,949
Ω	China Merchants Securities Co. Ltd., Class H	51,220	72,117
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	52,789
	China Minmetals Rare Earth Co. Ltd., Class A	2,900	14,120
#	China Minsheng Banking Corp. Ltd., Class H	958,900	382,180
	China Modern Dairy Holdings Ltd.	922,000	157,090

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Molybdenum Co. Ltd., Class H	738,000	$379,239
	China National Accord Medicines Corp. Ltd., Class A	10,100	52,306
	China National Building Material Co. Ltd., Class H	1,810,350	2,351,377
	China National Medicines Corp. Ltd., Class A	18,400	80,824
	China National Nuclear Power Co. Ltd., Class A	285,772	319,729
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	45,037
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	124,369
*	China Oceanwide Holdings Ltd.	1,074,000	18,323
*	China Oil & Gas Group Ltd.	2,268,000	119,468
	China Oilfield Services Ltd., Class H	684,000	672,687
	China Oriental Group Co. Ltd.	540,000	158,879
	China Overseas Grand Oceans Group Ltd.	774,000	462,448
	China Overseas Land & Investment Ltd.	1,374,000	4,055,329
	China Overseas Property Holdings Ltd.	665,000	772,291
	China Pacific Insurance Group Co. Ltd., Class H	814,800	2,480,411
	China Petroleum & Chemical Corp., ADR	510	26,571
	China Petroleum & Chemical Corp., Class H	2,528,000	1,323,635
	China Pioneer Pharma Holdings Ltd.	237,000	62,622
	China Power International Development Ltd.	1,000,999	495,407
*††	China Properties Group Ltd.	81,000	808
	China Publishing & Media Co. Ltd., Class A	24,900	20,456
	China Railway Group Ltd., Class H	995,000	614,196
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	45,319
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	194,276
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	30,791
*	China Rare Earth Holdings Ltd.	768,399	80,345
	China Reinsurance Group Corp., Class H	2,090,000	204,484
Ω	China Renaissance Holdings Ltd.	28,000	49,253
	China Resources Beer Holdings Co. Ltd.	189,807	1,417,076
	China Resources Cement Holdings Ltd.	1,088,000	937,560
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	29,700	55,499
	China Resources Gas Group Ltd.	400,000	2,003,698
	China Resources Land Ltd.	1,014,000	4,901,288
	China Resources Medical Holdings Co. Ltd.	337,000	190,265
Ω	China Resources Pharmaceutical Group Ltd.	552,500	270,180
	China Resources Power Holdings Co. Ltd.	344,690	839,417
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	25,580	139,547
	China Risun Group Ltd.	151,000	82,531
#	China Sanjiang Fine Chemicals Co. Ltd.	461,000	138,160
	China SCE Group Holdings Ltd.	1,173,000	262,074
	China Science Publishing & Media Ltd., Class A	10,400	13,543
#*	China Shanshui Cement Group Ltd.	204,000	53,175
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	76,512
	China Shenhua Energy Co. Ltd., Class H	1,060,500	2,608,456
	China Shineway Pharmaceutical Group Ltd.	147,000	132,328
#	China Shuifa Singyes Energy Holdings Ltd.	342,000	59,462
*	China Silver Group Ltd.	554,000	40,811
	China South City Holdings Ltd.	1,822,000	145,582
	China South Publishing & Media Group Co. Ltd., Class A	45,700	67,322
*	China Southern Airlines Co. Ltd., Sponsored ADR	2,392	75,228
*	China Southern Airlines Co. Ltd., Class H	850,000	544,209
	China State Construction Engineering Corp. Ltd., Class A	270,029	221,385
	China State Construction International Holdings Ltd.	114,000	134,950
*	China Sunshine Paper Holdings Co. Ltd.	260,000	87,737
	China Suntien Green Energy Corp. Ltd., Class H	395,000	240,697
	China Taiping Insurance Holdings Co. Ltd.	613,000	867,246
	China Testing & Certification International Group Co. Ltd., Class A	11,620	31,778
*	China Tianbao Group Development Co. Ltd.	21,000	9,353

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Tianrui Group Cement Co. Ltd.	28,000	$22,754
*	China Tianying, Inc., Class A	79,700	64,681
	China Tourism Group Duty Free Corp. Ltd., Class A	4,200	137,769
Ω	China Tower Corp. Ltd., Class H	11,298,000	1,364,784
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	621,668
	China TransInfo Technology Co. Ltd., Class A	42,800	91,562
*	China Travel International Investment Hong Kong Ltd.	966,000	199,248
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	21,866
	China Vanke Co. Ltd., Class H	456,884	1,181,158
#Ω	China Vast Industrial Urban Development Co. Ltd.	191,000	36,392
*	China Vered Financial Holding Corp. Ltd.	2,070,000	18,170
	China Water Affairs Group Ltd.	244,000	285,326
	China West Construction Group Co. Ltd., Class A	32,100	40,214
*††	China Wood Optimization Holding Ltd.	56,000	1,212
	China World Trade Center Co. Ltd., Class A	11,800	25,459
Ω	China Xinhua Education Group Ltd.	71,000	12,159
	China XLX Fertiliser Ltd.	218,000	154,086
	China Yangtze Power Co. Ltd., Class A	66,200	228,533
	China Yongda Automobiles Services Holdings Ltd.	312,500	399,847
Ω	China Yuhua Education Corp. Ltd.	338,000	73,545
*	China Yurun Food Group Ltd.	120,000	13,261
#*	China ZhengTong Auto Services Holdings Ltd.	650,500	53,395
	China Zhenhua Group Science & Technology Co. Ltd., Class A	7,200	128,608
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	17,612
*††	China Zhongwang Holdings Ltd.	809,600	130,831
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	20,309
	Chinasoft International Ltd.	758,000	758,509
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	69,603
*	Chongqing Brewery Co. Ltd., Class A	2,500	52,594
	Chongqing Changan Automobile Co. Ltd., Class A	49,980	102,644
	Chongqing Department Store Co. Ltd., Class A	11,000	47,474
	Chongqing Dima Industry Co. Ltd., Class A	47,700	17,954
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	16,268	41,461
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	3,900	19,453
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	19,765
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	41,012
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	342,701
	Chongqing Zaisheng Technology Corp. Ltd., Class A	11,100	17,747
	Chongqing Zhifei Biological Products Co. Ltd., Class A	5,700	95,807
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,900	18,089
	Chow Tai Seng Jewellery Co. Ltd., Class A	10,800	29,544
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	20,166
	CIFI Ever Sunshine Services Group Ltd.	150,000	270,693
	CIFI Holdings Group Co. Ltd.	1,278,170	835,019
	CIMC Enric Holdings Ltd.	294,000	360,706
*	Cinda Real Estate Co. Ltd., Class A	61,100	36,422
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	28,742
*	CITIC Guoan Information Industry Co. Ltd., Class A	118,600	45,678
	CITIC Ltd.	771,000	865,914
	CITIC Press Corp., Class A	5,300	22,289
*	CITIC Resources Holdings Ltd.	1,542,000	99,399
	CITIC Securities Co. Ltd., Class H	226,500	606,526
*	Citychamp Watch & Jewellery Group Ltd.	758,000	137,293
	CMGE Technology Group Ltd.	138,000	53,677
	CMST Development Co. Ltd., Class A	63,900	57,282
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	44,485
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	45,500	72,556
	CNOOC Energy Technology & Services Ltd., Class A	53,200	22,581

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COFCO Biotechnology Co. Ltd., Class A	60,100	$92,505
	COFCO Joycome Foods Ltd.	781,000	321,989
	COFCO Sugar Holding Co. Ltd., Class A	34,300	45,106
#*Ω	Cogobuy Group	206,000	64,940
*	Comba Telecom Systems Holdings Ltd.	506,000	117,206
	Concord New Energy Group Ltd.	2,470,000	238,771
*	Confidence Intelligence Holdings Ltd.	4,000	13,761
	Consun Pharmaceutical Group Ltd.	207,000	101,228
	Contec Medical Systems Co. Ltd., Class A	3,300	17,474
	Contemporary Amperex Technology Co. Ltd., Class A	9,300	898,261
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	19,233
*	Coolpad Group Ltd.	858,900	34,851
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	222,453
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	470,000	177,959
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,210,300	2,201,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	70,783
	COSCO SHIPPING Ports Ltd.	782,182	623,088
*Ω	Cosmo Lady China Holdings Co. Ltd.	196,000	12,297
#	Country Garden Holdings Co. Ltd.	2,858,439	2,347,796
	Country Garden Services Holdings Co. Ltd.	158,712	937,545
	CPMC Holdings Ltd.	299,000	171,293
	CQ Pharmaceutical Holding Co. Ltd., Class A	26,700	19,971
#*	Crazy Sports Group Ltd.	846,000	33,845
	Crystal Clear Electronic Material Co. Ltd., Class A	3,000	15,942
Ω	CSC Financial Co. Ltd., Class H	101,000	113,838
	CSG Holding Co. Ltd., Class A	62,295	88,214
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,900	18,810
	CSPC Pharmaceutical Group Ltd.	3,244,800	3,943,695
	CSSC Hong Kong Shipping Co. Ltd.	150,000	21,628
	CSSC Science & Technology Co. Ltd., Class A	10,000	24,240
	CTS International Logistics Corp. Ltd., Class A	45,970	89,750
*	CWT International Ltd.	1,480,000	15,803
*	Cybernaut International Holdings Co. Ltd.	316,000	5,996
	D&O Home Collection Group Co. Ltd., Class A	6,500	13,469
	Da Ming International Holdings Ltd.	36,000	12,822
	Daan Gene Co. Ltd., Class A	6,400	17,896
#	DaFa Properties Group Ltd.	15,000	8,764
Ω	Dali Foods Group Co. Ltd.	752,500	434,925
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	60,800	35,939
	Daqin Railway Co. Ltd., Class A	167,965	174,873
	Dare Power Dekor Home Co. Ltd., Class A	17,700	34,511
	Dashang Co. Ltd., Class A	5,700	17,586
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	12,924	75,593
	Datang International Power Generation Co. Ltd., Class H	592,000	110,906
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	26,268
*	Dazhong Transportation Group Co. Ltd., Class A	59,100	31,296
	Dazzle Fashion Co. Ltd., Class A	12,500	34,522
	DBG Technology Co. Ltd., Class A	14,100	27,662
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	29,598
	Dexin China Holdings Co. Ltd.	189,000	64,103
	DHC Software Co. Ltd., Class A	76,700	86,717
	Dian Diagnostics Group Co. Ltd., Class A	9,800	45,284
#	Differ Group Holding Co. Ltd.	904,000	262,495
	Digital China Group Co. Ltd., Class A	15,500	36,910
	Digital China Holdings Ltd.	344,000	195,038
	Digital China Information Service Co. Ltd., Class A	29,600	65,888
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	80,764
	Dongfang Electric Corp. Ltd., Class H	168,400	228,529
*	Dongfang Electronics Co. Ltd., Class A	26,700	30,512

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	952,000	$839,516
	Dongguan Development Holdings Co. Ltd., Class A	26,300	40,685
	Dongjiang Environmental Co. Ltd., Class H	104,400	50,269
	Dongxing Securities Co. Ltd., Class A	27,600	46,168
	Dongyue Group Ltd.	803,000	982,802
#*	DouYu International Holdings Ltd., ADR	47,088	98,885
*	Duiba Group Ltd.	51,200	8,262
	Dynagreen Environmental Protection Group Co. Ltd., Class H	88,000	41,509
	East Group Co. Ltd., Class A	21,700	29,061
	East Money Information Co. Ltd., Class A	11,880	59,386
	E-Commodities Holdings Ltd.	948,000	147,565
	Ecovacs Robotics Co. Ltd., Class A	2,500	53,368
	Edan Instruments, Inc., Class A	10,600	18,702
	Edifier Technology Co. Ltd., Class A	23,100	39,318
	Edvantage Group Holdings Ltd.	18,000	7,747
	EEKA Fashion Holdings Ltd.	17,000	27,228
	Electric Connector Technology Co. Ltd., Class A	2,500	20,236
	Elion Energy Co. Ltd., Class A	40,170	29,474
	ENN Energy Holdings Ltd.	101,900	1,622,275
	ENN Natural Gas Co. Ltd., Class A	40,000	109,560
	Essex Bio-technology Ltd.	122,000	80,141
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	46,106
*	Ev Dynamics Holdings Ltd.	1,140,000	11,847
	EVA Precision Industrial Holdings Ltd.	414,000	77,744
	Eve Energy Co. Ltd., Class A	3,611	54,407
*	Everbright Jiabao Co. Ltd., Class A	35,500	16,907
Ω	Everbright Securities Co. Ltd., Class H	80,600	60,557
*	EverChina International Holdings Co. Ltd.	335,000	7,942
*	Fang Holdings Ltd., ADR	930	3,758
	Fangda Carbon New Material Co. Ltd., Class A	52,700	80,704
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	84,811
#	Fanhua, Inc., Sponsored ADR	13,109	90,845
	Far East Horizon Ltd.	1,030,000	880,372
	FAWER Automotive Parts Co. Ltd., Class A	37,700	37,449
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	26,200	67,649
	Fibocom Wireless, Inc., Class A	6,500	46,424
*	FIH Mobile Ltd.	1,512,000	232,040
	Financial Street Holdings Co. Ltd., Class A	69,000	61,549
	FinVolution Group, ADR	3,400	13,430
	First Capital Securities Co. Ltd., Class A	45,400	46,659
	First Tractor Co. Ltd., Class H	102,000	49,738
	Flat Glass Group Co. Ltd., Class H	116,000	465,698
	Focus Media Information Technology Co. Ltd., Class A	130,500	157,782
	Focused Photonics Hangzhou, Inc., Class A	5,000	19,059
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	13,650	209,107
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	23,925
	Fosun International Ltd.	685,072	777,313
*	Founder Holdings Ltd.	214,000	21,957
	Founder Securities Co. Ltd., Class A	80,100	92,903
	FriendTimes, Inc.	138,000	23,536
	Fu Shou Yuan International Group Ltd.	374,000	293,519
	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	16,037
	Fufeng Group Ltd.	815,000	298,685
	Fuguiniao Co. Ltd.	37,997	0
	Fujian Funeng Co. Ltd., Class A	13,300	26,659
	Fujian Green Pine Co. Ltd., Class A	12,800	17,111
	Fujian Longking Co. Ltd., Class A	33,901	43,012
	Fujian Star-net Communication Co. Ltd., Class A	9,800	34,004
	Fujian Sunner Development Co. Ltd., Class A	23,000	76,666

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fullshare Holdings Ltd.	2,525,000	$45,527
	Fulongma Group Co. Ltd., Class A	4,400	8,685
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	1,063,546
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,900	27,288
Ω	Ganfeng Lithium Co. Ltd., Class H	13,400	212,930
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	38,049
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	37,405
	Gansu Shangfeng Cement Co. Ltd., Class A	19,900	62,127
	Gaona Aero Material Co. Ltd., Class A	2,800	18,764
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,100	61,130
*	GCL New Energy Holdings Ltd.	1,916,000	42,719
#*	GCL-Poly Energy Holdings Ltd.	4,837,000	1,474,270
#*	GDS Holdings Ltd., ADR	4,561	200,137
*	GDS Holdings Ltd., Class A	76,000	396,887
	Geely Automobile Holdings Ltd.	1,669,000	3,612,979
	GEM Co. Ltd., Class A	43,800	61,483
	Gemdale Corp., Class A	55,500	113,131
	Gemdale Properties & Investment Corp. Ltd.	1,916,000	213,938
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	343,414
*	Genimous Technology Co. Ltd., Class A	34,000	35,895
*	Genscript Biotech Corp.	50,000	159,271
	Getein Biotech, Inc., Class A	5,740	16,882
	GF Securities Co. Ltd., Class H	338,800	587,252
	Giant Network Group Co. Ltd., Class A	60,700	93,696
	Gigadevice Semiconductor Beijing, Inc., Class A	980	21,849
	Ginlong Technologies Co. Ltd., Class A	700	26,402
	Glarun Technology Co. Ltd., Class A	11,900	28,849
*	Glorious Property Holdings Ltd.	1,282,000	38,738
*	Glory Sun Financial Group Ltd.	348,000	8,237
	GoerTek, Inc., Class A	24,800	187,030
	Goldcard Smart Group Co. Ltd.	9,300	16,646
	Golden Eagle Retail Group Ltd.	273,000	202,795
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	14,797
	GoldenHome Living Co. Ltd., Class A	3,640	18,844
	Goldenmax International Technology Ltd., Class A	9,000	16,639
	Goldpac Group Ltd.	120,000	32,694
#*	GOME Retail Holdings Ltd.	2,956,000	202,476
*	Goodbaby International Holdings Ltd.	422,000	59,781
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	11,979
*	Gotion High-tech Co. Ltd., Class A	10,360	66,196
*	Grand Baoxin Auto Group Ltd.	386,164	31,775
#	Grand Pharmaceutical Group Ltd., Class L	344,000	244,163
	Grandblue Environment Co. Ltd., Class A	4,400	14,081
*	Grandjoy Holdings Group Co. Ltd., Class A	63,200	37,349
	Great Wall Motor Co. Ltd., Class H	315,500	855,979
	Greattown Holdings Ltd., Class A	69,200	39,125
	Greatview Aseptic Packaging Co. Ltd.	481,000	184,779
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	184,680
*	Gree Real Estate Co. Ltd., Class A	23,800	22,802
	Greenland Holdings Corp. Ltd., Class A	116,970	80,775
	Greenland Hong Kong Holdings Ltd.	549,000	108,114
	Greentown China Holdings Ltd.	317,500	524,210
#	Greentown Service Group Co. Ltd.	408,000	449,152
	GRG Banking Equipment Co. Ltd., Class A	25,300	45,250
*	Guangdong Advertising Group Co. Ltd., Class A	30,400	22,085
	Guangdong Aofei Data Technology Co. Ltd., Class A	6,600	22,380
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	24,380
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	12,670
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	20,301

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	11,700	$133,369
*	Guangdong HEC Technology Holding Co. Ltd., Class A	74,100	86,035
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	30,288
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	19,485
	Guangdong Hybribio Biotech Co. Ltd., Class A	4,788	20,653
	Guangdong Investment Ltd.	396,000	565,660
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,000	50,554
	Guangdong Land Holdings Ltd.	136,000	14,147
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	13,873
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	13,100	12,839
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	13,105
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	19,330
	Guangdong South New Media Co. Ltd., Class A	2,800	21,305
	Guangdong Tapai Group Co. Ltd., Class A	34,600	55,507
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	19,235
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	60,832
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,900	15,233
*	Guanghui Energy Co. Ltd., Class A	184,000	169,670
*	Guangshen Railway Co. Ltd., Class H	702,000	123,624
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	49,072
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	12,200	31,643
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	47,060
	Guangzhou Automobile Group Co. Ltd., Class H	577,200	566,974
	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	95,319
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	168,531
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,300	14,421
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	10,300	37,956
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	86,189
	Guangzhou KDT Machinery Co. Ltd., Class A	3,900	16,263
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	89,837
#	Guangzhou R&F Properties Co. Ltd., Class H	740,800	329,735
	Guangzhou Restaurant Group Co. Ltd., Class A	6,720	23,793
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	7,000	41,159
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,800	93,673
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,190	48,080
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,240	35,869
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,495	23,672
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	47,869
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	16,611
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,700	18,158
	Guizhou Gas Group Corp. Ltd., Class A	21,400	30,740
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	44,130
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,300	42,224
	Guocheng Mining Co. Ltd., Class A	9,900	19,255
#	Guolian Securities Co. Ltd., Class H	130,000	69,593
	Guomai Technologies, Inc., Class A	32,100	29,801
	Guosen Securities Co. Ltd., Class A	9,100	15,766
*	Guosheng Financial Holding, Inc., Class A	32,300	44,191
*Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	99,355
	Guoyuan Securities Co. Ltd., Class A	80,730	91,461
*Ω	Haichang Ocean Park Holdings Ltd.	628,000	232,273
	Haier Smart Home Co. Ltd., Class A	47,100	207,721
	Haier Smart Home Co. Ltd., Class H	743,999	2,982,722
*	Hailiang Education Group, Inc., ADR	3,061	32,140
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	22,361
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	16,800	29,223
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	133,232
	Hainan Poly Pharm Co. Ltd., Class A	7,100	53,276
	Hainan Strait Shipping Co. Ltd., Class A	20,250	18,184

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings Ltd.	270,000	$702,449
	Haitong Securities Co. Ltd., Class H	488,400	439,518
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	26,029
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	20,376
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	24,500	97,966
	Hangcha Group Co. Ltd., Class A	11,640	29,298
	Hangjin Technology Co. Ltd., Class A	11,100	59,618
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	22,052
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	64,700	60,531
	Hangzhou Boiler Group Co. Ltd., Class A	9,100	40,099
	Hangzhou Century Co. Ltd., Class A	31,200	30,778
	Hangzhou First Applied Material Co. Ltd., Class A	2,520	45,647
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	21,100	102,746
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	88,031
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	88,598
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	7,600	79,616
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,100	135,940
Ω	Hansoh Pharmaceutical Group Co. Ltd.	210,000	432,896
#*Ω	Harbin Bank Co. Ltd., Class H	359,000	36,970
	Harbin Boshi Automation Co. Ltd., Class A	13,300	24,272
	Harbin Electric Co. Ltd., Class H	312,000	103,513
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	11,186
††	Harmonicare Medical Holdings Ltd.	99,000	4,857
	HBIS Resources Co. Ltd., Class A	12,100	30,705
#*	HC Group, Inc.	226,000	21,623
	Health & Happiness H&H International Holdings Ltd.	108,500	182,331
	Hebei Chengde Lulu Co. Ltd.	17,700	25,638
	Hebei Construction Group Corp. Ltd., Class H	79,000	14,259
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	21,100	77,425
	Hefei Meiya Optoelectronic Technology, Inc., Class A	13,800	73,249
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	25,285
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	73,164
	Hello Group, Inc., Sponsored ADR	58,742	571,560
	Henan Lingrui Pharmaceutical Co., Class A	6,200	12,545
	Henan Pinggao Electric Co. Ltd., Class A	37,500	49,382
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	12,926
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	92,260
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	176,593
	Henan Thinker Automatic Equipment Co. Ltd., Class A	6,600	22,954
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	16,986
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	17,428
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	25,395
	Henderson Investment Ltd.	129,000	6,124
	Hengan International Group Co. Ltd.	270,000	1,319,844
*	Hengdeli Holdings Ltd.	1,112,000	38,426
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	78,279
	Hengli Petrochemical Co. Ltd., Class A	60,700	229,941
	Hengtong Optic-electric Co. Ltd., Class A	37,500	83,476
	Hengyi Petrochemical Co. Ltd., Class A	74,250	118,875
	Hesteel Co. Ltd., Class A	335,900	126,465
	Hexing Electrical Co. Ltd., Class A	15,400	30,317
*	Hi Sun Technology China Ltd.	819,000	107,897
	Hisense Home Appliances Group Co. Ltd., Class H	108,000	141,593
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,500	70,010
*	Holitech Technology Co. Ltd., Class A	95,400	53,331
*	Homeland Interactive Technology Ltd.	54,000	11,243
	Hongda Xingye Co. Ltd., Class A	56,700	46,629
	Hongfa Technology Co. Ltd., Class A	10,900	109,769
*	Honghua Group Ltd.	1,432,000	45,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hongli Zhihui Group Co. Ltd., Class A	8,800	$17,500
*††Ω	Honworld Group Ltd.	72,000	5,315
Ω	Hope Education Group Co. Ltd.	514,000	66,279
	Hopson Development Holdings Ltd.	347,600	724,281
*Ω	Hua Hong Semiconductor Ltd.	132,000	642,574
	Huaan Securities Co. Ltd., Class A	94,120	74,524
#	Huabao International Holdings Ltd.	134,000	82,678
	Huadian Power International Corp. Ltd., Class H	402,000	146,947
	Huadong Medicine Co. Ltd., Class A	28,080	162,288
	Huafa Industrial Co. Ltd. Zhuhai, Class A	44,900	44,930
	Huafon Chemical Co. Ltd., Class A	60,500	90,580
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	32,622
	Huafu Fashion Co. Ltd., Class A	26,800	19,585
	Huagong Tech Co. Ltd., Class A	5,700	22,125
	Huaibei Mining Holdings Co. Ltd., Class A	39,200	69,674
	Hualan Biological Engineering, Inc., Class A	9,569	38,258
	Huaneng Power International, Inc., Class H	646,000	340,057
*	Huanxi Media Group Ltd.	20,000	3,690
	Huapont Life Sciences Co. Ltd., Class A	52,000	50,850
Ω	Huatai Securities Co. Ltd., Class H	221,600	393,919
*	Huawen Media Group, Class A	59,000	23,626
	Huaxi Holdings Co. Ltd.	42,000	10,896
	Huaxi Securities Co. Ltd., Class A	51,300	73,366
	Huaxia Bank Co. Ltd., Class A	75,900	67,421
	Huaxin Cement Co. Ltd., Class A	33,600	98,400
	Huayu Automotive Systems Co. Ltd., Class A	52,551	229,627
#	Huazhong In-Vehicle Holdings Co. Ltd.	286,000	110,261
#*	Huazhu Group Ltd., ADR	13,028	514,867
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	47,993
	Hubei Energy Group Co. Ltd., Class A	31,500	21,852
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,000	35,424
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	63,789
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	133,967
	Huijing Holdings Co. Ltd.	36,000	8,902
*	Huishang Bank Corp. Ltd., Class H	268,400	87,701
	Humanwell Healthcare Group Co. Ltd., Class A	6,200	19,022
	Hunan Aihua Group Co. Ltd., Class A	5,600	30,036
*	Hunan Gold Corp. Ltd., Class A	43,400	71,119
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	40,764
	Hunan Valin Steel Co. Ltd., Class A	202,040	176,285
	Hunan Zhongke Electric Co. Ltd., Class A	4,300	21,880
	Hundsun Technologies, Inc., Class A	2,520	23,342
*	HUYA, Inc., ADR	11,534	76,355
	Hwa Fong Rubber Thailand PCL	45,300	11,021
Ω	Hygeia Healthcare Holdings Co. Ltd.	40,000	181,345
	Hytera Communications Corp. Ltd., Class A	36,400	27,189
*	HyUnion Holding Co. Ltd., Class A	21,900	26,913
*	IBO Technology Co. Ltd.	24,000	9,380
*Ω	iDreamSky Technology Holdings Ltd.	142,800	93,209
	Iflytek Co. Ltd., Class A	4,800	33,228
	IKD Co. Ltd., Class A	5,600	16,405
Ω	IMAX China Holding, Inc.	41,400	59,099
	Imeik Technology Development Co. Ltd., Class A	202	14,147
	Industrial & Commercial Bank of China Ltd., Class H	8,614,000	5,218,750
	Industrial Bank Co. Ltd., Class A	147,900	489,795
	Industrial Securities Co. Ltd., Class A	64,400	87,891
	Infore Environment Technology Group Co. Ltd., Class A	49,800	48,100
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	452,400	168,794
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	145,276

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	15,000	$52,759
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	143,500	111,813
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	30,694
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,200	20,947
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	35,700	215,366
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	48,296
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	108,020
*Ω	Innovent Biologics, Inc.	64,000	271,028
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	42,944
*	Inspur International Ltd.	132,000	70,206
*	Inspur Software Co. Ltd., Class A	8,000	19,422
*Ω	International Alliance Financial Leasing Co. Ltd.	204,000	66,506
#*	iQIYI, Inc., ADR	86,363	352,361
*	IRICO Group New Energy Co. Ltd., Class H	8,500	20,273
	IVD Medical Holding Ltd.	51,000	21,230
	Jafron Biomedical Co. Ltd., Class A	10,500	78,128
	Jason Furniture Hangzhou Co. Ltd., Class A	3,300	38,233
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	24,200	38,621
	JCET Group Co. Ltd., Class A	27,900	119,825
*	JD.com, Inc., ADR	3,494	261,631
*	JD.com, Inc., Class A	46,807	1,774,050
	Jenkem Technology Co. Ltd., Class A	200	6,613
	JH Educational Technology, Inc.	62,000	23,978
	Jiajiayue Group Co. Ltd., Class A	10,300	23,218
	Jiangling Motors Corp. Ltd., Class A	9,800	24,391
*	Jiangnan Group Ltd.	756,000	28,895
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	77,095
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	31,918
	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	17,600
*	Jiangsu Etern Co. Ltd., Class A	25,300	16,899
	Jiangsu Expressway Co. Ltd., Class H	216,000	225,688
	Jiangsu Guomao Reducer Co. Ltd., Class A	3,300	17,883
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	86,042
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,596	80,402
	Jiangsu Hengrui Medicine Co. Ltd., Class A	19,333	124,818
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	33,662
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	22,138
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	38,583	23,968
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	24,221
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	64,566
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	25,139
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	32,710
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	68,045
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	40,023
	Jiangsu Provincial Agricultural Reclamation & Development Corp	23,100	38,734
	Jiangsu Shagang Co. Ltd., Class A	51,900	46,117
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	347,728
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,600	141,278
	Jiangsu Yoke Technology Co. Ltd., Class A	2,500	26,184
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	11,100	52,259
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	40,600	39,858
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	54,300	37,071
	Jiangsu Zhongtian Technology Co. Ltd., Class A	37,700	99,747
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	39,004
	Jiangxi Copper Co. Ltd., Class H	345,000	565,717
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	6,684
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	31,755
	Jiangxi Zhengbang Technology Co. Ltd., Class A	74,100	103,911

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	$31,433
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	15,400	16,432
*	Jiayin Group, Inc., ADR	2,700	5,508
	Jiayou International Logistics Co. Ltd., Class A	6,700	20,308
	Jiayuan International Group Ltd.	510,471	177,374
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	77,803
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	18,214
	Jinchuan Group International Resources Co. Ltd.	366,000	65,386
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	61,758
#	Jingrui Holdings Ltd.	262,000	69,000
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	22,013
	Jinhui Liquor Co. Ltd., Class A	8,000	39,628
	Jinke Properties Group Co. Ltd., Class A	71,600	50,756
#*	JinkoSolar Holding Co. Ltd., ADR	15,168	669,364
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	68,856
	Jinneng Science&Technology Co. Ltd., Class A	22,700	50,554
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	22,278
	Jinyuan EP Co. Ltd., Class A	18,500	38,516
	JiuGui Liquor Co. Ltd., Class A	3,100	80,590
#Ω	Jiumaojiu International Holdings Ltd.	184,000	397,364
	Jiuzhitang Co. Ltd., Class A	27,700	39,215
*	Jiyi Holdings Ltd.	62,000	7,061
	Jizhong Energy Resources Co. Ltd., Class A	110,900	88,909
	JL Mag Rare-Earth Co. Ltd., Class A	5,920	33,274
	JNBY Design Ltd.	135,500	200,396
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	72,307
	Joinn Laboratories China Co. Ltd., Class A	2,380	36,375
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	104,046
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	66,381
	Joy City Property Ltd.	1,858,000	90,721
	Joyoung Co. Ltd., Class A	17,316	61,478
	JOYY, Inc., ADR	20,495	1,036,227
	JSTI Group, Class A	30,744	30,102
	Ju Teng International Holdings Ltd.	328,000	66,835
	Juewei Food Co. Ltd., Class A	7,000	58,254
	Juneyao Airlines Co. Ltd., Class A	46,500	131,762
	Jutal Offshore Oil Services Ltd.	8,000	856
	JY Grandmark Holdings Ltd.	98,000	32,378
	Kaisa Group Holdings Ltd.	1,247,142	141,019
	Kaisa Prosperity Holdings Ltd.	12,750	17,465
	Kaiser China Cultural Co. Ltd., Class A	31,000	35,040
	Kaishan Group Co. Ltd., Class A	13,200	31,913
*Ω	Kangda International Environmental Co. Ltd.	244,000	23,861
#*	Kasen International Holdings Ltd.	310,000	29,495
	Keeson Technology Corp. Ltd., Class A	6,700	23,324
	Kehua Data Co. Ltd., Class A	6,000	29,596
	Kingboard Holdings Ltd.	273,500	1,320,382
	Kingboard Laminates Holdings Ltd.	697,000	1,195,393
	KingClean Electric Co. Ltd., Class A	3,500	13,889
*	Kingdee International Software Group Co. Ltd.	69,000	158,103
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	108,087
	Kingsoft Corp. Ltd.	342,200	1,537,802
*	Ko Yo Chemical Group Ltd.	432,000	18,011
	Konfoong Materials International Co. Ltd., Class A	3,000	24,711
	Konka Group Co. Ltd., Class A	49,000	45,241
	KPC Pharmaceuticals, Inc., Class A	24,300	36,485
	Kunlun Energy Co. Ltd.	1,904,000	1,974,538
	Kunlun Tech Co. Ltd., Class A	22,900	67,912
	Kunming Yunnei Power Co. Ltd., Class A	42,400	22,781

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	$20,205
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	11,878
	Kweichow Moutai Co. Ltd., Class A	5,138	1,536,020
	KWG Group Holdings Ltd.	651,500	356,231
	KWG Living Group Holdings Ltd.	325,750	143,302
	Lakala Payment Co. Ltd., Class A	12,800	52,542
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	23,633
	Lao Feng Xiang Co. Ltd., Class A	6,800	48,823
	Laobaixing Pharmacy Chain JSC, Class A	8,777	58,911
*	Launch Tech Co. Ltd., Class H	1,500	667
	LB Group Co. Ltd., Class A	37,300	143,968
	Lee & Man Chemical Co. Ltd.	50,000	44,062
	Lee & Man Paper Manufacturing Ltd.	696,000	476,663
	Lee's Pharmaceutical Holdings Ltd.	116,500	44,947
Ω	Legend Holdings Corp., Class H	198,500	276,188
	Lenovo Group Ltd.	3,464,000	3,753,964
	Lens Technology Co. Ltd., Class A	48,000	130,027
	Leo Group Co. Ltd., Class A	145,700	53,292
	Lepu Medical Technology Beijing Co. Ltd., Class A	12,700	41,533
	Levima Advanced Materials Corp., Class A	6,500	28,735
*	LexinFintech Holdings Ltd., ADR	38,480	137,758
	Leyard Optoelectronic Co. Ltd., Class A	75,300	108,984
	Li Ning Co. Ltd.	417,500	4,073,965
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	28,442
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	5,779
	Liaoning Cheng Da Co. Ltd., Class A	20,500	53,774
	Lier Chemical Co. Ltd., Class A	11,200	51,026
*	Lifestyle China Group Ltd.	232,000	34,624
*	Lifetech Scientific Corp.	892,000	370,114
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	31,959
*	Lingyi iTech Guangdong Co., Class A	80,300	78,029
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	14,000	18,152
	Livzon Pharmaceutical Group, Inc., Class H	40,271	143,648
	LK Technology Holdings Ltd.	67,250	102,915
	Logan Group Co. Ltd.	634,000	394,690
	Loncin Motor Co. Ltd., Class A	55,897	43,319
	Long Yuan Construction Group Co. Ltd., Class A	40,000	34,417
Ω	Longfor Group Holdings Ltd.	475,000	2,849,442
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	14,944
	LONGi Green Energy Technology Co. Ltd., Class A	43,460	487,189
	Lonking Holdings Ltd.	1,099,000	320,585
	Luenmei Quantum Co. Ltd., Class A	19,608	25,292
	Luolai Lifestyle Technology Co. Ltd., Class A	9,300	21,132
*	Luoniushan Co. Ltd., Class A	14,100	14,855
#*	Luoyang Glass Co. Ltd., Class H	64,000	113,835
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	800	21,446
	Lushang Health Industry Development Co. Ltd., Class A	10,900	18,774
	Luxi Chemical Group Co. Ltd., Class A	47,000	105,161
	Luxshare Precision Industry Co. Ltd., Class A	24,909	186,803
#*Ω	Luye Pharma Group Ltd.	724,000	316,238
	Luzhou Laojiao Co. Ltd., Class A	9,000	309,473
*	LVGEM China Real Estate Investment Co. Ltd.	376,000	70,951
	Maanshan Iron & Steel Co. Ltd., Class H	80,000	31,384
	Maccura Biotechnology Co. Ltd., Class A	8,600	33,878
*	Macrolink Culturaltainment Development Co. Ltd., Class A	40,600	20,531
	Mango Excellent Media Co. Ltd., Class A	31,602	176,433
*Ω	Maoyan Entertainment	130,600	168,455
*	Maoye International Holdings Ltd.	446,000	13,280

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	$27,423
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	21,896
*	Meilleure Health International Industry Group Ltd.	444,000	25,874
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	35,100	39,740
*Ω	Meitu, Inc.	603,000	119,555
*Ω	Meituan, Class B	22,600	674,256
	Metallurgical Corp. of China Ltd., Class H	834,000	223,666
	Microport Scientific Corp.	3,900	11,241
	Midea Group Co. Ltd., Class A	52,200	606,919
#Ω	Midea Real Estate Holding Ltd.	30,000	44,322
	Min Xin Holdings Ltd.	48,000	21,980
	Ming Yang Smart Energy Group Ltd., Class A	31,800	129,546
*	Mingfa Group International Co. Ltd.	299,000	17,645
	Minmetals Land Ltd.	846,000	92,428
Ω	Minsheng Education Group Co. Ltd.	92,000	9,726
	Minth Group Ltd.	494,000	2,284,485
	MLS Co. Ltd., Class A	32,700	67,781
*	MMG Ltd.	1,556,000	505,210
	Modern Land China Co. Ltd.	351,000	6,763
	Monalisa Group Co. Ltd., Class A	4,900	18,800
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	16,667
*	More Return PCL	305,400	15,777
	Muyuan Foods Co. Ltd., Class A	38,867	338,350
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	11,801
	MYS Group Co. Ltd., Class A	47,900	26,316
*	Nan Hai Corp. Ltd.	7,550,000	37,724
	NanJi E-Commerce Co. Ltd., Class A	47,100	43,556
	Nanjing Hanrui Cobalt Co. Ltd., Class A	2,300	25,884
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	68,515
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	36,734
	Nanjing Securities Co. Ltd., Class A	25,800	36,651
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	50,907
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	27,888
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	44,803
	NARI Technology Co. Ltd., Class A	17,420	97,454
	Natural Food International Holding Ltd.	98,000	6,276
*	NavInfo Co. Ltd., Class A	11,300	28,494
	NetDragon Websoft Holdings Ltd.	78,000	196,880
	NetEase, Inc., ADR	43,660	4,512,698
	New China Life Insurance Co. Ltd., Class H	290,300	828,003
	New Hope Dairy Co. Ltd., Class A	9,600	20,778
*	New Hope Liuhe Co. Ltd., Class A	39,700	101,115
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	88,360	126,355
*	New Oriental Education & Technology Group, Inc.	17,200	24,102
*	New Sparkle Roll International Group Ltd.	648,000	14,754
*	New World Department Store China Ltd.	182,000	28,528
*	Newborn Town, Inc.	138,000	73,299
	Newland Digital Technology Co. Ltd., Class A	17,900	46,414
	Nexteer Automotive Group Ltd.	346,000	380,852
	Nine Dragons Paper Holdings Ltd.	946,000	944,932
	Ninestar Corp., Class A	14,400	111,269
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	19,846
	Ningbo Construction Co. Ltd., Class A	28,900	18,710
	Ningbo Huaxiang Electronic Co. Ltd., Class A	14,300	44,798
	Ningbo Joyson Electronic Corp., Class A	33,700	98,179
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,900	120,792
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	70,759
	Ningbo Tuopu Group Co. Ltd., Class A	6,800	59,702
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	2,800	19,176

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	34,900	$62,576
	Ningbo Zhoushan Port Co. Ltd., Class A	111,900	69,730
	Ningxia Baofeng Energy Group Co. Ltd., Class A	44,100	111,957
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	35,530
*	NIO, Inc., ADR	14,014	343,483
#*	Niu Technologies, Sponsored ADR	4,436	62,326
*	Noah Holdings Ltd., Sponsored ADR	3,563	111,843
	Norinco International Cooperation Ltd., Class A	27,600	33,956
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	52,654
*	North Industries Group Red Arrow Co. Ltd., Class A	10,600	30,901
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	11,420
	Northeast Securities Co. Ltd., Class A	59,500	79,692
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	31,066
#*	NVC International Holdings Ltd.	1,091,000	23,770
*	Oceanwide Holdings Co. Ltd., Class A	82,800	23,668
*	Offcn Education Technology Co. Ltd., Class A	4,700	4,930
	Offshore Oil Engineering Co. Ltd., Class A	83,400	58,910
*	OFILM Group Co. Ltd., Class A	46,000	58,103
	Olympic Circuit Technology Co. Ltd.	6,400	22,297
	Oppein Home Group, Inc., Class A	2,400	52,140
	Opple Lighting Co. Ltd., Class A	10,400	31,222
	ORG Technology Co. Ltd., Class A	67,184	63,083
*	Orient Group, Inc., Class A	113,200	51,373
#Ω	Orient Securities Co. Ltd., Class H	192,400	150,797
	Oriental Pearl Group Co. Ltd., Class A	69,700	91,869
*	Ourpalm Co. Ltd., Class A	51,000	29,986
	Ovctek China, Inc., Class A	5,180	31,169
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	19,788
	Pacific Online Ltd.	129,000	21,290
*	Pacific Securities Co. Ltd., Class A	130,500	65,272
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	210,400	123,295
	PAX Global Technology Ltd.	334,000	241,922
	PCI Technology Group Co. Ltd., Class A	48,840	66,177
*Ω	Peijia Medical Ltd.	9,000	12,797
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	58,163
	People's Insurance Co. Group of China Ltd., Class H	1,098,000	347,462
#	Perennial Energy Holdings Ltd.	80,000	17,448
	Perfect World Co. Ltd., Class A	17,000	36,995
	PetroChina Co. Ltd., Class H	3,612,000	1,791,161
Ω	Pharmaron Beijing Co. Ltd., Class H	10,800	137,397
	PhiChem Corp., Class A	7,100	26,000
*	Phoenix Media Investment Holdings Ltd.	556,000	32,921
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,218,732
*	Pinduoduo, Inc., ADR	1,330	79,587
	Ping An Bank Co. Ltd., Class A	129,800	325,655
#*Ω	Ping An Healthcare & Technology Co. Ltd.	84,600	269,936
	Ping An Insurance Group Co. of China Ltd., Class H	908,000	7,205,724
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	100,376
*	Polaris Bay Group Co. Ltd., Class A	35,100	51,055
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	78,443
	Poly Property Group Co. Ltd.	982,000	258,208
	Poly Property Services Co. Ltd., Class H	27,600	206,047
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	957,289
*	Pou Sheng International Holdings Ltd.	921,000	147,908
	Power Construction Corp. of China Ltd., Class A	153,500	210,287
	Powerlong Commercial Management Holdings Ltd.	44,000	93,187
	Powerlong Real Estate Holdings Ltd.	818,000	456,587
	Proya Cosmetics Co. Ltd., Class A	1,200	32,089
	Pujiang International Group Ltd.	26,000	10,710

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Q Technology Group Co. Ltd.	154,000	$167,455
*Ω	Qeeka Home Cayman, Inc.	41,000	3,037
	Qianhe Condiment & Food Co. Ltd., Class A	5,160	15,478
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	23,928
	Qingdao Gon Technology Co. Ltd., Class A	4,700	18,739
	Qingdao Haier Biomedical Co. Ltd., Class A	1,716	19,483
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	38,016
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	18,760
Ω	Qingdao Port International Co. Ltd., Class H	81,000	43,956
	Qingdao Rural Commercial Bank Corp., Class A	141,300	83,478
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	45,988
	Qingdao Topscomm Communication, Inc., Class A	24,300	28,156
	Qingling Motors Co. Ltd., Class H	330,000	65,744
	Qinhuangdao Port Co. Ltd., Class H	125,500	20,220
*	Qudian, Inc., Sponsored ADR	72,373	66,504
	Radiance Holdings Group Co. Ltd.	65,000	36,552
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	35,002
	Raisecom Technology Co. Ltd., Class A	5,700	6,761
	Rastar Group, Class A	39,100	22,234
	Raytron Technology Co. Ltd., Class A	3,690	36,667
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	23,606
#*	Realord Group Holdings Ltd.	54,000	63,289
	Red phase, Inc., Class A	9,900	20,120
*Ω	Red Star Macalline Group Corp. Ltd., Class H	145,068	80,037
#Ω	Redco Properties Group Ltd.	656,000	225,685
#	Redsun Properties Group Ltd.	279,000	94,901
	Renhe Pharmacy Co. Ltd., Class A	37,500	43,368
	REXLot Holdings Ltd.	4,800,000	2,401
	Rianlon Corp., Class A	4,200	28,813
	Risen Energy Co. Ltd., Class A	14,500	50,216
	RiseSun Real Estate Development Co. Ltd., Class A	117,500	82,696
	Road King Infrastructure Ltd.	83,000	78,769
	Rongan Property Co. Ltd., Class A	57,100	21,661
	Rongsheng Petrochemical Co. Ltd., Class A	73,050	209,316
#	Ronshine China Holdings Ltd.	254,500	105,274
	Runjian Co. Ltd., Class A	5,100	27,295
	Sai Micro Electronics, Inc., Class A	11,900	40,044
	SAIC Motor Corp. Ltd., Class A	38,465	114,382
	Sailun Group Co. Ltd., Class A	71,500	131,231
	Sanan Optoelectronics Co. Ltd., Class A	12,000	53,792
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	19,142
	Sangfor Technologies, Inc., Class A	900	22,072
	Sanquan Food Co. Ltd., Class A	14,960	37,607
	Sansteel Minguang Co. Ltd. Fujian, Class A	51,200	56,082
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	388,002
	Sany Heavy Industry Co. Ltd., Class A	102,600	327,642
	Satellite Chemical Co. Ltd., Class A	41,160	274,266
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	18,840
	SDIC Power Holdings Co. Ltd., Class A	35,400	55,940
	Sealand Securities Co. Ltd., Class A	118,519	72,962
	Seazen Group Ltd.	1,160,761	785,258
	Seazen Holdings Co. Ltd., Class A	52,300	273,739
	S-Enjoy Service Group Co. Ltd.	85,000	152,224
	SF Holding Co. Ltd., Class A	13,600	136,572
	SGIS Songshan Co. Ltd., Class A	57,100	39,964
	Shaanxi Coal Industry Co. Ltd., Class A	227,700	452,691
	Shaanxi Construction Machinery Co. Ltd., Class A	18,800	30,515
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	148,173
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	97,672

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shandong Chenming Paper Holdings Ltd., Class H	114,250	$52,407
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	18,157
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	18,200	48,542
Ω	Shandong Gold Mining Co. Ltd., Class H	165,250	278,884
*	Shandong Head Group Co. Ltd., Class A	6,900	56,011
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	59,576
	Shandong Hi-speed Co. Ltd., Class A	12,100	10,128
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	163,625
	Shandong Humon Smelting Co. Ltd., Class A	22,300	39,058
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	4,800	22,732
	Shandong Linglong Tyre Co. Ltd., Class A	20,800	100,731
	Shandong Longda Meishi Co. Ltd., Class A	13,500	18,959
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	6,300	14,980
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	12,893
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	156,216
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	20,834
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	51,291
	Shandong Publishing & Media Co. Ltd., Class A	46,300	43,231
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	113,286
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	705,600	869,576
	Shandong Xiantan Co. Ltd., Class A	21,200	28,676
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	116,200	63,141
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	18,900	29,187
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	65,299
	Shanghai AJ Group Co. Ltd., Class A	28,600	29,202
	Shanghai AtHub Co. Ltd., Class A	3,900	21,205
	Shanghai Bailian Group Co. Ltd., Class A	41,500	77,307
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,800	74,664
	Shanghai Baosight Software Co. Ltd., Class A	7,930	67,836
	Shanghai Belling Co. Ltd., Class A	8,800	29,077
	Shanghai Construction Group Co. Ltd., Class A	167,228	86,699
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	5,075	15,285
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	215
	Shanghai Electric Group Co. Ltd., Class H	694,000	190,973
	Shanghai Electric Power Co. Ltd., Class A	16,600	31,484
	Shanghai Environment Group Co. Ltd., Class A	24,600	45,148
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	11,165	51,891
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	111,000	445,101
#*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	62,000	166,694
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	93,000	45,983
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	3,400	22,162
	Shanghai Gench Education Group Ltd.	21,500	11,938
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	38,676
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	3,300	19,506
	Shanghai Industrial Development Co. Ltd., Class A	38,400	22,895
	Shanghai Industrial Holdings Ltd.	218,000	321,605
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	97,930
*	Shanghai International Airport Co. Ltd., Class A	5,000	39,927
	Shanghai International Port Group Co. Ltd., Class A	38,600	34,598
	Shanghai Jahwa United Co. Ltd., Class A	6,400	40,858
	Shanghai Jin Jiang Capital Co. Ltd., Class H	702,000	262,347
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	66,738
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	19,489
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	3,600	20,005
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	6,915	14,029
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	11,000	23,659
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	41,361
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	39,693
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	35,458

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	7,700	$66,708
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	32,547
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	45,180
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	557,040
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	20,652
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	256,013
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,130	93,458
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	101,725
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	10,351
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	21,621
*	Shanghai Shenda Co. Ltd., Class A	26,200	15,114
	Shanghai Shimao Co. Ltd., Class A	73,800	38,050
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	36,218
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	37,666
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,997
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	69,388
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	38,701
	Shanghai Wanye Enterprises Co. Ltd., Class A	8,160	32,269
	Shanghai Weaver Network Co. Ltd., Class A	2,160	24,357
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	35,510
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	47,970	69,847
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	25,500	55,153
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	31,057
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	38,721
	Shanxi Coking Co. Ltd., Class A	56,160	46,392
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	131,500	162,583
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	48,578
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	134,727
*	Shanxi Meijin Energy Co. Ltd., Class A	103,500	218,781
	Shanxi Securities Co. Ltd., Class A	61,360	57,230
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	171,383
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	219,652
	Shanying International Holding Co. Ltd., Class A	140,300	69,621
	Shede Spirits Co. Ltd., Class A	6,500	191,429
	Shenergy Co. Ltd., Class A	31,800	32,411
*	Shengda Resources Co. Ltd., Class A	12,200	23,729
	Shenghe Resources Holding Co. Ltd., Class A	19,700	51,362
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	132,243
	Shengyi Technology Co. Ltd., Class A	18,531	57,683
	Shennan Circuits Co. Ltd., Class A	4,085	76,703
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	68,503
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,000	15,850
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	37,049
*	Shenzhen Airport Co. Ltd., Class A	46,800	55,343
	Shenzhen Aisidi Co. Ltd., Class A	36,600	57,559
	Shenzhen Anche Technologies Co. Ltd., Class A	2,200	8,948
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	16,864
	Shenzhen Capchem Technology Co. Ltd., Class A	1,700	25,550
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	15,692
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	22,154
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	23,244
	Shenzhen Comix Group Co. Ltd., Class A	8,600	9,630
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	22,035
	Shenzhen Desay Battery Technology Co., Class A	5,075	38,788
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	13,662
	Shenzhen Energy Group Co. Ltd., Class A	33,500	36,852
	Shenzhen Envicool Technology Co. Ltd., Class A	3,000	15,579
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	23,280	51,652
	Shenzhen Expressway Corp. Ltd., Class H	178,000	176,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	21,100	$40,001
	Shenzhen Gas Corp. Ltd., Class A	35,600	43,634
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	32,720
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	37,876
*	Shenzhen Grandland Group Co. Ltd., Class A	32,000	12,435
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	39,169
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	40,049
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	40,600
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	21,886
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	37,902
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	63,193
	Shenzhen International Holdings Ltd.	653,639	663,265
#	Shenzhen Investment Ltd.	1,293,262	303,765
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	96,810
	Shenzhen Kaifa Technology Co. Ltd., Class A	34,200	72,158
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,700	21,619
	Shenzhen Kedali Industry Co. Ltd., Class A	1,100	27,165
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd.	7,700	23,901
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	76,562
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,400	21,635
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	11,200	17,859
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	40,619
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,821	194,988
*	Shenzhen MTC Co. Ltd., Class A	98,600	66,995
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	40,890
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	32,243
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	138,275
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	23,344
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,700	35,906
	Shenzhen SC New Energy Technology Corp., Class A	3,400	44,118
*	Shenzhen SDG Information Co. Ltd., Class A	17,200	16,631
	Shenzhen SEG Co. Ltd., Class A	23,000	21,589
	Shenzhen Sinovatio Technology Co. Ltd., Class A	2,880	12,693
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	38,747
	Shenzhen Sunlord Electronics Co. Ltd., Class A	9,800	52,173
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	35,078
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	59,868
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	48,781
	Shenzhen Topband Co. Ltd., Class A	20,900	47,967
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	8,536
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	37,948
	Shenzhen World Union Group, Inc., Class A	22,800	12,721
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	29,639
	Shenzhen Yinghe Technology Co. Ltd., Class A	5,100	20,955
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	86,174
	Shenzhen Zhenye Group Co. Ltd., Class A	20,300	13,745
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	56,941
	Shenzhou International Group Holdings Ltd.	117,900	2,187,628
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	46,727
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	15,540	51,175
#	Shimao Group Holdings Ltd.	319,500	235,470
*	Shineco, Inc.	1,100	3,817
	Shinva Medical Instrument Co. Ltd., Class A	10,200	34,968
#	Shoucheng Holdings Ltd.	676,800	124,527
	Shougang Fushan Resources Group Ltd.	925,525	283,986
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	33,016
	Shui On Land Ltd.	1,562,500	220,892
*	Siasun Robot & Automation Co. Ltd., Class A	18,400	29,471
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	28,296

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Development Lomon Co. Ltd., Class A	16,200	$28,702
	Sichuan Expressway Co. Ltd., Class H	138,000	36,324
*	Sichuan Haite High-tech Co. Ltd., Class A	10,800	19,535
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	115,078
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	2,700	9,691
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	26,919	74,915
*	Sichuan Languang Development Co. Ltd., Class A	83,260	26,057
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	24,906
	Sichuan Shuangma Cement Co. Ltd., Class A	11,400	39,881
	Sichuan Swellfun Co. Ltd., Class A	4,400	69,053
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	19,480
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	55,993
	Sieyuan Electric Co. Ltd., Class A	11,000	79,214
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	296,768
*	Silver Grant International Holdings Group Ltd.	676,000	42,018
Ω	Simcere Pharmaceutical Group Ltd.	90,000	88,823
	Sino Biopharmaceutical Ltd.	2,270,250	1,565,685
	Sino Wealth Electronic Ltd., Class A	5,720	49,670
	Sinocare, Inc., Class A	5,900	21,908
	Sinochem International Corp., Class A	74,300	89,416
	Sinofert Holdings Ltd.	910,000	121,945
	Sinofibers Technology Co. Ltd., Class A	3,900	29,409
	Sinolink Securities Co. Ltd., Class A	39,100	64,067
*	Sinolink Worldwide Holdings Ltd.	1,173,600	34,873
	Sinoma International Engineering Co., Class A	54,000	87,274
	Sinoma Science & Technology Co. Ltd., Class A	32,600	152,289
	Sinomach Automobile Co. Ltd., Class A	14,500	16,849
	Sino-Ocean Group Holding Ltd.	1,280,000	314,362
	Sinopec Engineering Group Co. Ltd., Class H	659,000	321,473
	Sinopec Kantons Holdings Ltd.	530,000	202,519
*	Sinopec Oilfield Service Corp., Class H	954,000	83,896
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,240,000	273,638
	Sinopharm Group Co. Ltd., Class H	524,400	1,172,975
	Sino-Platinum Metals Co. Ltd., Class A	6,630	24,408
	Sinosoft Co. Ltd., Class A	9,900	44,556
	Sinosoft Technology Group Ltd.	234,400	23,667
	Sinotrans Ltd., Class H	858,000	279,316
	Sinotruk Hong Kong Ltd.	435,500	647,788
	Skshu Paint Co. Ltd., Class A	2,548	42,692
	Skyfame Realty Holdings Ltd.	1,586,000	170,989
	Skyworth Digital Co. Ltd., Class A	21,087	41,739
*	Skyworth Group Ltd.	478,239	282,545
*	SOHO China Ltd.	1,005,000	219,556
*	Sohu.com Ltd., ADR	5,397	98,225
*	Solargiga Energy Holdings Ltd.	314,000	14,226
	Songcheng Performance Development Co. Ltd., Class A	24,800	60,004
	SooChow Securities Co. Ltd., Class A	22,620	27,979
*	Sou Yu Te Group Co. Ltd., Class A	52,900	12,640
*	South Manganese Investment Ltd.	460,000	54,587
	Southwest Securities Co. Ltd., Class A	65,000	49,043
*	Spring Airlines Co. Ltd., Class A	6,800	61,242
*	SPT Energy Group, Inc.	558,000	20,181
	SSY Group Ltd.	897,026	398,753
*	Starrise Media Holdings Ltd.	122,000	2,554
	State Grid Information & Communication Co. Ltd., Class A	12,300	38,581
*	STO Express Co. Ltd., Class A	36,700	51,409
*	Sumavision Technologies Co. Ltd., Class A	15,900	19,449
	Sun Art Retail Group Ltd.	503,000	183,686
	Sun King Technology Group Ltd.	206,000	85,660

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunac China Holdings Ltd.	869,000	$1,070,887
*Ω	Sunac Services Holdings Ltd.	1,055	1,200
	Sun-Create Electronics Co. Ltd., Class A	900	6,621
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	21,592
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	18,382
	Sungrow Power Supply Co. Ltd., Class A	4,400	79,882
*	Suning Universal Co. Ltd., Class A	63,500	40,582
*	Suning.com Co. Ltd., Class A	152,307	93,811
	Sunny Optical Technology Group Co. Ltd.	111,200	2,870,913
	Sunresin New Materials Co. Ltd., Class A	5,540	83,614
*Ω	Sunshine 100 China Holdings Ltd.	272,000	13,780
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	47,742
	Sunwoda Electronic Co. Ltd., Class A	12,682	71,516
	Suofeiya Home Collection Co. Ltd., Class A	5,000	17,210
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	32,431
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	20,500	12,968
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	128,659
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	56,895
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,440	113,119
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	12,884
	Suzhou TFC Optical Communication Co. Ltd., Class A	2,160	11,563
#	SY Holdings Group Ltd.	49,500	47,080
	Symphony Holdings Ltd.	680,000	95,047
*	SYoung Group Co. Ltd., Class A	8,100	18,903
*	Tahoe Group Co. Ltd., Class A	28,500	9,911
	Taiji Computer Corp. Ltd., Class A	5,319	20,306
*	Talkweb Information System Co. Ltd., Class A	14,800	16,308
	Tang Palace China Holdings Ltd.	222,000	21,745
	Tangrenshen Group Co. Ltd., Class A	20,000	25,873
	Tangshan Jidong Cement Co. Ltd., Class A	37,308	67,475
	TangShan Port Group Co. Ltd., Class A	160,437	68,819
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	65,913
*	Taung Gold International Ltd.	4,680,000	18,652
	TBEA Co. Ltd., Class A	66,500	199,078
	TCL Electronics Holdings Ltd.	327,666	166,839
	TCL Technology Group Corp., Class A	243,300	216,835
	Tech-Bank Food Co. Ltd., Class A	31,360	30,708
††	Tech-Pro, Inc.	1,538,000	2,525
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	20,138
	Ten Pao Group Holdings Ltd.	116,000	31,436
	Tencent Holdings Ltd.	442,200	27,709,258
*	Tencent Music Entertainment Group, ADR	177,587	1,097,488
††	Tenwow International Holdings Ltd.	224,000	2,048
	Texhong Textile Group Ltd.	195,000	252,092
	Thonburi Healthcare Group PCL	43,400	53,443
	Three Squirrels, Inc., Class A	7,300	39,016
	Three's Co. Media Group Co. Ltd., Class A	700	20,845
	Thunder Software Technology Co. Ltd., Class A	1,190	26,411
	Tian An China Investment Co. Ltd.	148,000	78,099
	Tian Di Science & Technology Co. Ltd., Class A	122,500	73,783
*Ω	Tian Ge Interactive Holdings Ltd.	239,000	26,351
	Tian Lun Gas Holdings Ltd.	73,500	87,332
#	Tiangong International Co. Ltd.	390,000	193,579
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	32,230
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	57,916
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	76,475
	Tianjin Guangyu Development Co. Ltd., Class A	32,600	108,344
	Tianjin Port Development Holdings Ltd.	1,154,000	94,839
	Tianjin Teda Co. Ltd., Class A	34,500	22,053

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,100	$55,241
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	15,500	62,692
	Tianli Education International Holdings Ltd.	145,000	35,520
	Tianma Microelectronics Co. Ltd., Class A	37,800	71,215
#	Tianneng Power International Ltd.	346,000	356,900
	Tianshui Huatian Technology Co. Ltd., Class A	47,600	86,408
*	Tianyun International Holdings Ltd.	138,000	25,873
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	21,568
	Tibet Summit Resources Co. Ltd., Class A	8,600	39,221
	Tibet Tianlu Co. Ltd., Class A	16,348	15,813
*	Tibet Water Resources Ltd.	405,000	29,990
	Times China Holdings Ltd.	104,000	40,309
	Tingyi Cayman Islands Holding Corp.	810,000	1,678,146
	Titan Wind Energy Suzhou Co. Ltd., Class A	59,400	188,417
	TK Group Holdings Ltd.	96,000	31,940
	Tofflon Science & Technology Group Co. Ltd., Class A	10,300	60,968
	Toly Bread Co. Ltd., Class A	11,040	45,278
	Tomson Group Ltd.	220,196	57,606
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	216,723
*	Tongcheng Travel Holdings Ltd.	275,600	567,120
*	Tongda Group Holdings Ltd.	2,489,999	65,156
*	Tongdao Liepin Group	11,200	27,140
*	Tongding Interconnection Information Co. Ltd., Class A	13,900	10,659
	TongFu Microelectronics Co. Ltd., Class A	30,100	83,196
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	62,121
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	20,870
	Tongkun Group Co. Ltd., Class A	47,200	155,314
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	43,293
	Tongling Nonferrous Metals Group Co. Ltd., Class A	247,850	133,888
	Tongwei Co. Ltd., Class A	42,537	253,982
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	41,113
#	Top Spring International Holdings Ltd.	91,000	12,016
*	Topchoice Medical Corp., Class A	1,200	28,256
	Topsec Technologies Group, Inc., Class A	23,500	56,663
Ω	Topsports International Holdings Ltd.	411,000	371,363
	Towngas Smart Energy Co. Ltd.	231,928	170,977
	Transfar Zhilian Co. Ltd., Class A	55,900	68,340
	TravelSky Technology Ltd., Class H	335,000	627,804
*	Trigiant Group Ltd.	330,000	23,007
*	Trip.com Group Ltd., ADR	76,161	2,026,644
*	Trip.com Group Ltd.	23,500	625,340
	Truly International Holdings Ltd.	594,000	239,981
#Ω	Tsaker Chemical Group Ltd.	108,500	18,143
	Tsingtao Brewery Co. Ltd., Class H	86,000	773,996
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	45,832
*	Tuniu Corp., Sponsored ADR	18,660	24,631
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	22,069
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,000	68,259
	Unilumin Group Co. Ltd., Class A	33,796	42,224
	Uni-President China Holdings Ltd.	628,000	593,541
	Unisplendour Corp. Ltd., Class A	21,300	70,563
	United Energy Group Ltd.	3,974,000	588,507
	United Strength Power Holdings Ltd.	14,000	22,342
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	51,826
††	Untrade.CTEG	1,228,000	10,048
	Valiant Co. Ltd., Class A	15,700	53,294
	Vats Liquor Chain Store Management JSC Ltd.,Class A	8,000	56,254
	Vatti Corp. Ltd., Class A	27,300	25,202
Ω	VCredit Holdings Ltd.	23,000	11,569

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	$81,071
*	Village Farms International, Inc.	3,103	16,105
#	Vinda International Holdings Ltd.	110,000	296,023
*	Viomi Technology Co. Ltd., ADR	5,324	10,914
*	Vipshop Holdings Ltd., ADR	161,481	1,503,388
*	Wanda Film Holding Co. Ltd., Class A	7,300	16,937
	Wangfujing Group Co. Ltd., Class A	14,800	63,713
	Wangneng Environment Co. Ltd., Class A	12,800	37,528
	Wangsu Science & Technology Co. Ltd., Class A	58,700	54,002
	Wanhua Chemical Group Co. Ltd., Class A	37,900	547,147
	Want Want China Holdings Ltd.	1,659,000	1,627,672
	Wanxiang Qianchao Co. Ltd., Class A	70,300	62,561
	Wasion Holdings Ltd.	254,000	103,576
	Wasu Media Holding Co. Ltd., Class A	33,200	40,075
#*	Weibo Corp., Sponsored ADR	17,425	603,776
	Weichai Power Co. Ltd., Class H	787,000	1,428,114
	Weifu High-Technology Group Co. Ltd., Class A	15,900	52,458
	Weihai Guangwei Composites Co. Ltd., Class A	2,800	31,878
	Weiqiao Textile Co., Class H	176,000	54,307
	Wellhope Foods Co. Ltd., Class A	19,600	33,384
*	Wens Foodstuffs Group Co. Ltd., Class A	74,840	238,331
	West China Cement Ltd.	1,502,000	252,986
	Western Securities Co. Ltd., Class A	63,600	76,611
	Western Superconducting Technologies Co. Ltd., Class A	1,617	20,874
	WICE Logistics PCL	33,200	20,940
	Will Semiconductor Co. Ltd., Class A	1,500	60,939
	Wingtech Technology Co. Ltd., Class A	1,500	25,578
#	Wisdom Education International Holdings Co. Ltd.	282,000	19,361
	Wolong Electric Group Co. Ltd., Class A	27,800	65,529
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	101,221
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	18,567
	Wuhan Department Store Group Co. Ltd., Class A	15,200	25,908
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,000	38,089
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	18,416
	Wuhan Guide Infrared Co. Ltd., Class A	8,680	28,800
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	44,221
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	8,900	70,591
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,100	146,965
	Wuhu Token Science Co. Ltd., Class A	56,700	92,469
	Wuliangye Yibin Co. Ltd., Class A	22,600	711,465
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	97,296
Ω	WuXi AppTec Co. Ltd., Class H	13,039	187,022
*Ω	Wuxi Biologics Cayman, Inc.	67,500	676,537
	Wuxi Shangji Automation Co. Ltd., Class A	2,810	56,414
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	67,323
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	19,274
	XCMG Construction Machinery Co. Ltd., Class A	82,300	73,714
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	253,000	159,751
	Xiamen C & D, Inc., Class A	68,600	101,512
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	21,610
	Xiamen Faratronic Co. Ltd., Class A	2,600	80,958
	Xiamen International Airport Co. Ltd., Class A	5,200	13,729
	Xiamen International Port Co. Ltd., Class H	488,000	53,396
	Xiamen Intretech, Inc., Class A	15,720	74,393
	Xiamen ITG Group Corp. Ltd., Class A	48,620	53,396
	Xiamen Kingdomway Group Co., Class A	7,423	32,526
	Xiamen Tungsten Co. Ltd., Class A	31,500	98,051
	Xiamen Xiangyu Co. Ltd., Class A	52,100	65,830

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xi'an Triangle Defense Co. Ltd., Class A	6,000	$41,652
	Xiandai Investment Co. Ltd., Class A	58,000	36,862
	Xianhe Co. Ltd., Class A	10,700	59,377
*Ω	Xiaomi Corp., Class B	2,270,400	4,816,355
	Xilinmen Furniture Co. Ltd., Class A	4,500	25,476
*	Xinchen China Power Holdings Ltd.	170,000	15,372
	Xinfengming Group Co. Ltd., Class A	40,600	85,283
	Xingda International Holdings Ltd.	462,938	101,685
	Xingfa Aluminium Holdings Ltd.	55,000	61,808
	Xinhu Zhongbao Co. Ltd., Class A	168,300	78,518
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	97,446
	Xinjiang Communications Construction Group Co. Ltd., Class A	12,500	22,404
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,747	344,747
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	53,569
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	19,137
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	169,000	26,853
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	85,737
#	Xinte Energy Co. Ltd., Class H	97,600	181,183
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	75,432
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	85,368
	Xinyi Energy Holdings Ltd.	382,000	191,664
	Xinyi Solar Holdings Ltd.	1,590,273	2,551,220
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	84,585
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	20,970
	Xtep International Holdings Ltd.	385,131	691,687
	Xuji Electric Co. Ltd., Class A	31,400	118,849
*	Xunlei Ltd., ADR	27,524	49,818
Ω	Yadea Group Holdings Ltd.	600,000	854,394
*	YaGuang Technology Group Co. Ltd., Class A	23,100	29,129
	Yango Group Co. Ltd., Class A	100,000	45,309
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	52,416
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	57,203
	Yankershop Food Co. Ltd., Class A	1,500	15,597
#	Yankuang Energy Group Co. Ltd., Class H	1,010,000	2,139,835
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	33,178
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	27,807
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,100	52,474
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	19,600	129,956
	YanTai Shuangta Food Co. Ltd., Class A	9,700	11,888
	Yantai Tayho Advanced Materials Co. Ltd., Class A	10,200	29,844
*	Yashili International Holdings Ltd.	408,000	28,852
	Yealink Network Technology Corp. Ltd., Class A	5,000	61,726
	Yeebo International Holdings Ltd.	76,000	27,531
	YGSOFT, Inc., Class A	15,800	21,357
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	120,800	110,209
*	Yida China Holdings Ltd.	84,000	12,892
	Yifan Pharmaceutical Co. Ltd., Class A	27,300	74,025
	Yifeng Pharmacy Chain Co. Ltd., Class A	8,780	68,792
	Yihai International Holding Ltd.	139,000	593,388
	Yijiahe Technology Co. Ltd., Class A	2,884	29,156
	Yincheng International Holding Co. Ltd.	70,000	27,983
	Yintai Gold Co. Ltd., Class A	61,060	79,997
	Yipinhong Pharmaceutical Co. Ltd., Class A	4,112	18,066
	Yip's Chemical Holdings Ltd.	84,000	46,442
*	Yiren Digital Ltd., Sponsored ADR	18,856	46,386
*Ω	Yixin Group Ltd.	94,500	15,346
	Yixintang Pharmaceutical Group Co. Ltd., Class A	8,200	38,999
	Yonghui Superstores Co. Ltd., Class A	72,800	44,595
	Yonyou Network Technology Co. Ltd., Class A	4,300	23,892

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	69,200	$34,936
	Youngor Group Co. Ltd., Class A	88,720	93,063
*	Youzu Interactive Co. Ltd., Class A	11,700	22,324
	YTO Express Group Co. Ltd., Class A	27,900	70,989
*	Yuan Heng Gas Holdings Ltd.	236,000	17,251
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	6,900	20,204
	Yuexiu Property Co. Ltd.	670,800	681,597
	Yuexiu Transport Infrastructure Ltd.	238,000	144,262
	Yum China Holdings, Inc.	59,601	2,869,344
	Yunda Holding Co. Ltd., Class A	48,610	151,385
*	Yunnan Aluminium Co. Ltd., Class A	64,800	113,573
	Yunnan Baiyao Group Co. Ltd., Class A	3,500	49,861
	Yunnan Copper Co. Ltd., Class A	41,200	79,328
	Yunnan Energy New Material Co. Ltd., Class A	3,100	124,676
*	Yunnan Tin Co. Ltd., Class A	46,900	149,646
	Yunnan Water Investment Co. Ltd., Class H	54,000	6,021
	Yusys Technologies Co. Ltd., Class A	6,900	25,779
	Yutong Bus Co. Ltd., Class A	43,440	68,929
#	Yuzhou Group Holdings Co. Ltd.	1,033,126	83,446
	ZBOM Home Collection Co. Ltd., Class A	5,040	20,738
*	Zepp Health Corp., ADR	8,136	40,517
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	56,688
	Zhaojin Mining Industry Co. Ltd., Class H	321,000	257,537
	Zhefu Holding Group Co. Ltd., Class A	31,900	30,184
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	94,950
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	86,941
	Zhejiang Chint Electrics Co. Ltd., Class A	36,602	276,192
	Zhejiang Communications Technology Co. Ltd.	23,300	20,346
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	17,686
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	38,465
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	109,979
	ZheJiang Dali Technology Co. Ltd., Class A	6,600	16,273
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,480	63,288
	Zhejiang Expressway Co. Ltd., Class H	400,000	343,351
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	18,586
	Zhejiang Hailiang Co. Ltd., Class A	63,100	114,059
	Zhejiang Hangmin Co. Ltd., Class A	18,000	15,630
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	41,672
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	38,557
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,600	84,638
	Zhejiang Huayou Cobalt Co. Ltd., Class A	4,600	72,345
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	63,572
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	26,133
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	30,023
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	57,676
*	Zhejiang Jingu Co. Ltd., Class A	27,500	32,150
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	32,668
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	49,999
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	49,539
	Zhejiang Juhua Co. Ltd., Class A	44,800	91,825
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	142,838
	Zhejiang Medicine Co. Ltd., Class A	26,043	62,472
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	39,153
	Zhejiang Narada Power Source Co. Ltd., Class A	25,000	43,565
	Zhejiang NHU Co. Ltd., Class A	32,230	153,307
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	39,529
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	20,047
	Zhejiang Runtu Co. Ltd., Class A	37,200	53,150
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	28,370	86,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	$74,105
*	Zhejiang Shibao Co. Ltd., Class H	90,000	22,448
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	32,252
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,300	27,808
	Zhejiang Supor Co. Ltd., Class A	5,150	42,141
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	56,024
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	31,831
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	68,578
	Zhejiang Wanma Co. Ltd., Class A	18,100	21,445
	Zhejiang Wansheng Co. Ltd., Class A	6,200	21,390
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,290	64,360
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	37,700	134,652
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	4,100	29,894
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	30,856
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	15,800	54,315
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	24,371
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	25,405
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	38,946
	Zhende Medical Co. Ltd., Class A	3,200	20,911
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	104,755
	Zhenro Properties Group Ltd.	292,000	138,689
	Zheshang Securities Co. Ltd., Class A	34,300	66,890
*	Zhong An Group Ltd.	1,185,000	45,883
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	92,100	317,173
	Zhongji Innolight Co. Ltd., Class A	6,100	34,647
	Zhongjin Gold Corp. Ltd., Class A	30,000	37,873
	Zhongliang Holdings Group Co. Ltd.	22,500	10,576
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	55,036
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	26,051
	Zhongsheng Group Holdings Ltd.	183,500	1,409,668
*	Zhongtian Financial Group Co. Ltd., Class A	133,355	52,221
	Zhongyu Energy Holdings Ltd.	189,477	197,527
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	17,598
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	229,500	161,271
	Zhuguang Holdings Group Co. Ltd.	206,000	44,504
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	19,989
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	18,702
	Zhuzhou CRRC Times Electric Co.	205,500	1,085,387
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	38,470
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	185,893
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	95,823
	Zijin Mining Group Co. Ltd., Class H	1,470,000	1,908,369
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	266,437
	ZTE Corp., Class H	160,360	433,331
	ZTO Express Cayman, Inc., ADR	54,444	1,635,498
TOTAL CHINA			377,628,741
COLOMBIA — (0.0%)
	Banco de Bogota SA	4,188	81,473
	Bancolombia SA, Sponsored ADR	5,146	183,095
	Bancolombia SA	11,677	116,836
	Celsia SA ESP	133,798	148,684
	Cementos Argos SA	60,870	99,374
*	CEMEX Latam Holdings SA	45,944	37,241
*	Corp. Financiera Colombiana SA	31,755	239,463
	Ecopetrol SA	314,022	231,075
	Grupo Argos SA	74,124	303,046
	Grupo Aval Acciones y Valores SA, ADR	15,916	90,721
	Grupo Energia Bogota SA ESP	61,864	41,057

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	56,031	$334,955
	Mineros SA	11,167	10,608
	Promigas SA ESP	11,599	21,624
TOTAL COLOMBIA			1,939,252
CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	733,905
	Komercni Banka AS	9,088	402,992
	O2 Czech Republic AS	13,360	165,329
	Philip Morris CR AS	107	81,521
TOTAL CZECH REPUBLIC			1,383,747
DENMARK — (1.5%)
*	ALK-Abello AS	1,854	782,888
	Alm Brand AS	295,280	559,819
#	Ambu AS, Class B	5,839	123,722
	AP Moller - Maersk AS, Class A	218	730,355
	AP Moller - Maersk AS, Class B	228	819,009
#*	Bang & Olufsen AS	38,004	132,778
	BankNordik P/F	1,133	25,524
#*	Bavarian Nordic AS	21,834	642,647
*	Brodrene Hartmann AS	1,589	81,304
	Carlsberg AS, Class B	13,795	2,233,833
	Chemometec AS	1,894	196,369
	Chr Hansen Holding AS	16,177	1,297,321
	Coloplast AS, Class B	6,569	955,279
	Columbus AS	29,642	42,721
	D/S Norden AS	14,223	323,739
	Danske Bank AS	82,240	1,596,380
*	Demant AS	19,799	875,974
*	Dfds AS	14,528	709,204
*	Drilling Co. of 1972 AS	4,096	159,770
	DSV AS	9,916	2,014,765
#	FLSmidth & Co. AS	16,862	568,420
*	Genmab AS	6,427	2,188,583
#	GN Store Nord AS	44,914	2,717,924
	H Lundbeck AS	21,573	548,903
*	H+H International AS, Class B	9,383	289,968
*	ISS AS	48,840	920,158
	Jeudan AS	1,225	46,593
*	Jyske Bank AS	23,137	1,362,821
	Matas AS	11,391	190,459
Ω	Netcompany Group AS	4,599	337,862
*	Nilfisk Holding AS	11,981	422,055
*	NKT AS	13,785	580,343
Ω	NNIT AS	5,091	74,685
	North Media AS	2,639	39,242
	Novo Nordisk AS, Class B	144,089	14,332,280
	Novozymes AS, Class B	21,272	1,460,268
Ω	Orsted AS	6,113	651,310
	Pandora AS	38,224	4,156,467
*	Parken Sport & Entertainment AS	2,257	29,463
	Per Aarsleff Holding AS	8,213	370,064
	Ringkjoebing Landbobank AS	9,915	1,305,206
	Rockwool International AS, Class A	1,772	576,234
	Rockwool International AS, Class B	2,203	843,771
	Royal Unibrew AS	19,787	2,274,819
#*	RTX AS	3,370	84,597

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS, Class A	23,976	$516,855
	Schouw & Co. AS	5,347	452,207
	SimCorp AS	15,314	1,427,880
	Solar AS, Class B	2,972	318,671
	SP Group AS	427	23,644
	Spar Nord Bank AS	38,522	553,962
	Sydbank AS	27,804	981,412
*	Tivoli AS	652	79,918
	Topdanmark AS	16,733	957,015
#*	TORM PLC, Class A	14,637	104,682
	Tryg AS	47,378	1,122,660
	UIE PLC	639	175,571
	Vestas Wind Systems AS	84,310	2,281,462
#*	Zealand Pharma AS	7,652	149,072
TOTAL DENMARK			59,820,907
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE,GDR	80,444	260,411
*	Egyptian Financial Group-Hermes Holding Co., GDR	6,886	11,705
TOTAL EGYPT			272,116
FINLAND — (1.1%)
	Aktia Bank Oyj	18,893	245,103
	Alma Media Oyj	7,872	90,106
	Anora Group Oyj	1,614	18,324
	Atria Oyj	5,381	68,067
*	BasWare Oyj	560	16,441
#	Bittium Oyj	6,855	38,009
	Cargotec Oyj, Class B	11,454	571,864
	Caverion Oyj	20,214	139,826
	Citycon Oyj	15,706	125,708
	Digia Oyj	4,257	34,626
	Elisa Oyj	23,629	1,388,010
Ω	Enento Group Oyj	1,242	45,126
#*	Finnair Oyj	388,234	287,284
	Fiskars Oyj Abp	9,074	225,761
	Fortum Oyj	76,058	2,070,278
	F-Secure Oyj	26,483	130,348
	Harvia Oyj	1,425	75,318
	HKScan Oyj, Class A	13,829	25,081
	Huhtamaki Oyj	43,186	1,702,552
	Kemira Oyj	76,521	1,124,790
	Kesko Oyj, Class A	25,288	727,176
	Kesko Oyj, Class B	85,416	2,697,709
	Kojamo Oyj	23,302	534,219
#	Kone Oyj, Class B	24,211	1,568,005
	Konecranes Oyj	23,775	956,340
	Lassila & Tikanoja Oyj	17,978	248,405
	Marimekko Oyj	145	11,942
	Metsa Board Oyj, Class A	945	10,439
	Metsa Board Oyj, Class B	51,016	549,982
	Metso Outotec Oyj	171,696	1,841,372
	Neles Oyj	31,139	437,649
	Neste Oyj	25,732	1,160,501
*	Nokia Oyj	423,577	2,526,428
*	Nokia Oyj, Sponsored ADR	2,727	16,089
	Nokian Renkaat Oyj	52,616	1,778,945
	Nordea Bank Abp	204,982	2,434,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Olvi Oyj, Class A	5,575	$302,513
	Oriola Oyj, Class B	71,422	175,610
	Orion Oyj, Class A	8,341	336,438
	Orion Oyj, Class B	38,175	1,552,299
*	Outokumpu Oyj	140,430	909,833
	Pihlajalinna Oyj	890	12,551
	Ponsse Oyj	3,929	177,308
	Raisio Oyj, Class V	13,212	47,756
*	Rapala VMC Oyj	4,345	39,884
	Revenio Group Oyj	7,382	385,405
	Sampo Oyj, Class A	42,505	2,109,643
	Sanoma Oyj	54,111	817,293
	Scanfil Oyj	2,546	22,411
	Stora Enso Oyj, Class R	132,759	2,702,581
	Teleste Oyj	754	4,626
Ω	Terveystalo Oyj	5,298	69,160
	TietoEVRY Oyj	23,143	688,655
	Tokmanni Group Corp.	24,258	507,581
	UPM-Kymmene Oyj	78,731	2,869,469
	Uponor Oyj	16,645	369,337
	Vaisala Oyj, Class A	4,331	231,100
	Valmet Oyj	77,800	2,971,518
	Verkkokauppa.com Oyj	1,289	9,999
	Wartsila OYJ Abp	94,983	1,172,699
#	YIT Oyj	51,764	257,149
TOTAL FINLAND			44,665,526
FRANCE — (5.4%)
	ABC arbitrage	9,004	71,949
*	Accor SA	32,700	1,201,769
#*	Aeroports de Paris	3,577	485,402
	Air Liquide SA	33,223	5,683,101
*	Airbus SE	46,119	5,889,084
*	Akka Technologies	5,906	322,676
	AKWEL	4,438	109,979
	Albioma SA	14,179	553,963
	Alstom SA	15,576	504,970
	Altamir	3,906	109,909
	Alten SA	9,932	1,619,970
Ω	Amundi SA	7,669	596,160
	Arkema SA	34,993	5,174,348
	Assystem SA	2,373	101,482
#*	Atari SA	17,547	6,308
	Atos SE	33,872	1,214,208
	Aubay	3,407	202,594
	AXA SA	141,282	4,474,542
	Axway Software SA	3,324	65,221
#	Bastide le Confort Medical	1,878	91,920
*	Beneteau SA	17,013	283,665
#	Bigben Interactive	6,565	134,653
	BioMerieux	7,006	821,544
	BNP Paribas SA	75,527	5,391,826
	Boiron SA	3,519	159,995
	Bollore SA	192,166	1,035,814
	Bonduelle SCA	9,646	226,895
	Bourbon Corp.	4,401	0
	Bouygues SA	71,560	2,523,711
	Bureau Veritas SA	57,848	1,655,166
	Burelle SA	16	11,394

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Capgemini SE	18,925	$4,254,650
	Carrefour SA	182,950	3,481,829
#*	Casino Guichard Perrachon SA	18,513	409,489
*	Catana Group	4,899	44,188
	CBo Territoria	9,164	37,861
*	Cegedim SA	2,736	68,360
*	CGG SA	315,177	262,360
	Chargeurs SA	6,064	152,738
	Cie de Saint-Gobain	85,407	5,779,275
*	Cie des Alpes	11,970	199,932
	Cie Generale des Etablissements Michelin SCA	36,581	6,120,872
	Cie Plastic Omnium SA	32,863	764,370
#*	Claranova SE	4,482	27,180
	CNP Assurances	34,280	843,808
*	Coface SA	41,198	545,047
	Credit Agricole SA	65,620	987,216
	Danone SA, Sponsored ADR	930	11,644
	Danone SA	53,856	3,357,979
	Dassault Aviation SA	2,660	316,121
	Dassault Systemes SE	13,035	630,351
	Delta Plus Group	100	9,627
*	Derichebourg SA	50,289	632,424
	Edenred	23,642	1,015,480
	Eiffage SA	35,461	3,726,000
	Electricite de France SA	67,749	651,624
	Electricite de Strasbourg SA	236	29,750
*Ω	Elior Group SA	42,103	253,970
*	Elis SA	68,675	1,254,532
	Engie SA	223,971	3,445,078
*	Eramet SA	4,210	436,364
*	ESI Group	300	25,660
	EssilorLuxottica SA	11,553	2,185,659
*	Etablissements Maurel et Prom SA	16,254	48,314
	Eurazeo SE	5,672	450,688
	Eurofins Scientific SE	32,600	3,273,133
Ω	Euronext NV	26,067	2,513,179
	Eutelsat Communications SA	78,756	976,558
*	Exel Industries, Class A	664	57,041
	Faurecia SE	47,991	2,083,655
	Fnac Darty SA	9,670	573,936
	Gaztransport Et Technigaz SA	7,924	726,962
	Getlink SE	34,722	547,735
*	GL Events	2,338	45,855
	Groupe Crit	1,957	142,821
#	Groupe Gorge SA	782	13,557
	Guerbet	4,015	149,936
*	Haulotte Group SA	4,122	23,974
	Hermes International	2,765	4,151,423
	HEXAOM	1,748	75,507
*	ID Logistics Group	1,050	381,248
	Imerys SA	14,116	648,706
	Infotel SA	460	27,400
	Interparfums SA	1,229	93,383
	Ipsen SA	8,694	845,933
	IPSOS	18,653	852,314
	Jacquet Metals SACA	7,037	173,243
*	JCDecaux SA	31,152	852,758
	Kaufman & Broad SA	9,388	372,634
	Kering SA	5,623	4,199,058

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Korian SA	31,391	$688,186
Ω	La Francaise des Jeux SAEM	5,522	228,631
*	Lagardere SA	27,324	743,859
	Laurent-Perrier	280	31,833
	Lectra	12,530	537,956
	Legrand SA	33,168	3,375,608
	Linedata Services	2,487	111,902
	LISI	10,273	322,791
	LNA Sante SA	2,659	123,042
	L'Oreal SA	5,558	2,374,081
	LVMH Moet Hennessy Louis Vuitton SE	21,810	17,914,237
Ω	Maisons du Monde SA	7,981	182,226
	Manitou BF SA	3,915	145,862
	Manutan International	283	24,975
	Mersen SA	7,475	311,754
#*	METabolic EXplorer SA	6,209	42,229
	Metropole Television SA	18,765	366,094
	Nexans SA	10,687	965,723
	Nexity SA	19,250	806,031
#*	Nicox	5,711	14,740
	NRJ Group	7,862	52,377
#	Oeneo SA	10,332	162,591
*	OL Groupe SA	7,499	16,969
	Orange SA	535,579	6,291,689
	Orpea SA	11,147	489,400
	Pernod Ricard SA	5,241	1,121,046
	Pharmagest Interactive	247	22,317
	Plastiques Du Val De Loire	5,908	45,297
*	Prodways Group SA	1,173	3,836
	Publicis Groupe SA, ADR	1,868	31,588
	Publicis Groupe SA	73,620	4,988,555
	Quadient SA	14,778	301,995
#*	Rallye SA	5,019	24,461
#*††	Recylex SA	5,631	2,192
#	Remy Cointreau SA	1,832	382,033
*	Renault SA	49,492	1,966,932
	Rexel SA	90,924	2,026,660
	Robertet SA	144	141,210
	Rothschild & Co.	11,162	484,331
	Rubis SCA	18,143	587,340
	Safran SA	10,916	1,321,592
	Sanofi	41,889	4,379,998
	Sartorius Stedim Biotech	3,221	1,412,444
	Savencia SA	1,851	133,677
	Schneider Electric SE	20,270	3,433,638
	SCOR SE	58,438	1,993,471
	SEB SA	9,099	1,380,955
	Seche Environnement SA	808	57,859
	SES SA	161,593	1,243,301
*Ω	SMCP SA	5,952	48,958
	Societe BIC SA	9,439	537,447
	Societe Generale SA	96,106	3,567,487
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	14,009
	Societe pour l'Informatique Industrielle	3,659	171,393
	Sodexo SA	12,901	1,199,840
*	SOITEC	4,487	819,164
#*	Solocal Group	29,165	47,466
	Somfy SA	3,652	672,393
	Sopra Steria Group SACA	7,112	1,250,382

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SPIE SA	40,989	$950,721
	Stef SA	2,121	247,485
	STMicroelectronics NV	49,318	2,318,968
	STMicroelectronics NV	9,590	450,155
	Sword Group	2,456	113,172
	Synergie SE	3,392	128,843
*	Technip Energies NV	35,489	543,035
	Teleperformance	9,074	3,417,170
	Television Francaise 1	34,570	330,439
	Thales SA	17,041	1,571,988
	Thermador Groupe	1,268	138,199
	Tikehau Capital SCA	1,897	50,468
	Total Gabon	398	66,224
	TotalEnergies SE	176,070	10,012,647
	Trigano SA	4,185	792,902
#*	Ubisoft Entertainment SA	25,742	1,477,191
	Union Financiere de France BQE SA	1,562	29,051
	Valeo	106,552	2,982,242
*	Vallourec SA	25,569	227,451
	Veolia Environnement SA, ADR	1,217	43,897
	Veolia Environnement SA	46,913	1,694,721
Ω	Verallia SA	3,092	96,980
	Vetoquinol SA	997	146,407
	Vicat SA	8,127	336,785
	Vilmorin & Cie SA	2,607	147,374
	Vinci SA	66,251	7,261,542
	Virbac SA	783	314,996
	Vivendi SE	29,844	391,117
*	Vranken-Pommery Monopole SA	1,450	29,900
	Wavestone	1,031	56,461
*Ω	Worldline SA	37,439	1,814,662
*	Xilam Animation SA	206	9,078
TOTAL FRANCE			217,318,931
GERMANY — (4.4%)
	1&1 AG	16,400	436,517
	7C Solarparken AG	12,717	59,240
	Aareal Bank AG	24,766	798,531
	Adidas AG	13,360	3,666,214
	ADVA Optical Networking SE	25,606	385,479
	All for One Group SE	816	63,605
	Allgeier SE	1,536	80,941
	Allianz SE	22,732	5,836,498
	Allianz SE, Sponsored ADR	14,883	381,302
	Amadeus Fire AG	1,040	193,858
	Aroundtown SA	150,025	926,632
	Atoss Software AG	1,346	269,872
	Aurubis AG	15,226	1,587,207
	BASF SE	38,903	2,979,537
	Basler AG	1,428	191,843
*	Bauer AG	7,011	77,561
	Bayer AG, Sponsored ADR	1,092	16,456
	Bayer AG	87,779	5,332,913
	Bayerische Motoren Werke AG	72,976	7,723,991
	BayWa AG	6,370	268,266
	Bechtle AG	28,641	1,719,674
Ω	Befesa SA	1,351	95,377
	Beiersdorf AG	3,430	341,160
	Bertrandt AG	2,454	143,616

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	bet-at-home.com AG	1,209	$21,564
*	Bijou Brigitte AG	671	17,234
	Bilfinger SE	13,078	455,395
#*	Borussia Dortmund GmbH & Co. KGaA	16,959	82,223
	Brenntag SE	45,305	3,881,563
	CANCOM SE	4,355	264,336
	Carl Zeiss Meditec AG	2,808	451,583
*	CECONOMY AG	68,480	304,748
	CENIT AG	3,712	57,648
	Cewe Stiftung & Co. KGAA	4,089	502,484
*	Commerzbank AG	371,066	3,204,267
	CompuGroup Medical SE & Co. KgaA	9,159	607,081
*	Continental AG	18,987	1,840,792
#*	Corestate Capital Holding SA	6,754	89,947
Ω	Covestro AG	58,134	3,487,632
	CropEnergies AG	12,538	172,690
*	CTS Eventim AG & Co. KGaA	17,129	1,217,654
	Daimler AG	116,609	9,304,667
*	Daimler Truck Holding AG	58,304	2,055,442
*Ω	Delivery Hero SE	2,514	194,056
	Dermapharm Holding SE	594	48,036
*	Deutsche Bank AG	255,428	3,555,697
	Deutsche Beteiligungs AG	7,006	290,741
	Deutsche Boerse AG	21,374	3,799,280
	Deutsche EuroShop AG	11,503	216,138
#*	Deutsche Lufthansa AG	125,694	977,373
Ω	Deutsche Pfandbriefbank AG	56,777	700,624
	Deutsche Post AG	93,242	5,611,358
	Deutsche Telekom AG	371,759	7,018,429
*	Deutz AG	57,564	394,407
	DIC Asset AG	13,392	230,371
	DMG Mori AG	3,732	176,418
#	Dr Hoenle AG	1,020	41,465
	Draegerwerk AG & Co. KGaA	1,349	74,499
	Duerr AG	23,694	1,048,586
	E.ON SE	221,703	3,057,832
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	409,363
*	EDAG Engineering Group AG	4,778	58,580
	Elmos Semiconductor SE	1,692	105,225
*	ElringKlinger AG	12,064	143,532
	Encavis AG	15,885	250,243
	Energiekontor AG	4,020	284,359
	Evonik Industries AG	37,426	1,220,974
*	Evotec SE	3,054	123,579
	Fielmann AG	8,958	571,313
	First Sensor AG	2,116	110,758
#*	flatexDEGIRO AG	7,288	141,029
	FORTEC Elektronik AG	461	10,471
*	Francotyp-Postalia Holding AG, Class A	4,794	15,756
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	987,442
	Freenet AG	53,644	1,461,023
	Fresenius Medical Care AG & Co. KGaA	35,908	2,441,506
	Fresenius SE & Co. KGaA	61,375	2,533,582
	Fuchs Petrolub SE	8,587	288,181
	GEA Group AG	19,001	897,705
#	Gerresheimer AG	14,689	1,318,199
*	Gesco AG	3,358	91,103
	GFT Technologies SE	10,615	526,110
*	Grammer AG	1,202	24,641

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Grand City Properties SA	22,662	$500,145
#	GRENKE AG	1,343	42,420
*	H&R GmbH & Co. KGaA	5,091	42,444
	Hamburger Hafen und Logistik AG	12,923	277,616
	Hannover Rueck SE	5,621	1,133,992
#Ω	Hapag-Lloyd AG	6,124	1,828,152
	Hawesko Holding AG	778	46,730
	HeidelbergCement AG	20,218	1,406,942
*	Heidelberger Druckmaschinen AG	124,613	390,982
*	HelloFresh SE	8,231	548,026
	Henkel AG & Co. KGaA	4,534	358,236
	Hensoldt AG	878	11,963
*	Highlight Communications AG	2,448	10,306
	Hornbach Baumarkt AG	4,042	216,644
	Hornbach Holding AG & Co. KGaA	3,557	544,928
	Hugo Boss AG	21,212	1,343,749
*	Hypoport SE	949	419,372
	Indus Holding AG	9,144	350,865
	Infineon Technologies AG	28,146	1,168,840
	Infineon Technologies AG, ADR	2,548	105,029
Ω	Instone Real Estate Group SE	5,878	104,596
	IVU Traffic Technologies AG	3,385	76,671
	Jenoptik AG	10,649	389,736
Ω	JOST Werke AG	3,836	192,662
*	K+S AG	81,739	1,560,523
	KION Group AG	37,408	3,458,492
*	Kloeckner & Co. SE	35,562	401,645
	Knorr-Bremse AG	1,565	158,675
*	Koenig & Bauer AG	6,842	213,343
	Krones AG	3,585	356,025
	KWS Saat SE & Co. KGaA	2,729	212,059
	Lanxess AG	30,625	1,864,609
	LEG Immobilien SE	12,767	1,693,654
	Leifheit AG	2,142	72,209
#*	Leoni AG	8,992	97,586
#*	Manz AG	584	30,560
*	Medigene AG	1,354	3,475
	Merck KGaA	4,934	1,082,018
	METRO AG	84,932	866,965
	MLP SE	21,650	201,927
	MTU Aero Engines AG	4,373	930,527
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	2,258,833
*	Nagarro SE	1,536	267,042
	Nemetschek SE	16,893	1,561,456
	New Work SE	996	219,682
	Nexus AG	2,162	153,264
#*	Nordex SE	22,130	355,124
	Norma Group SE	10,494	381,116
	OHB SE	2,856	117,391
	Patrizia AG	13,156	286,012
	Pfeiffer Vacuum Technology AG	1,648	324,530
	PNE AG	25,311	240,459
*	Progress-Werk Oberkirch AG	638	21,724
	ProSiebenSat.1 Media SE	84,797	1,326,304
	PSI Software AG	1,986	87,477
	Puma SE	6,361	680,325
*	q.beyond AG	47,394	92,071
*	QIAGEN NV	18,190	899,411
	Rational AG	995	834,125

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Rheinmetall AG	20,377	$2,130,411
	RTL Group SA	14,468	818,968
	RWE AG	80,928	3,413,726
#	S&T AG	11,418	209,696
*	SAF-Holland SE	20,283	255,768
*	Salzgitter AG	18,233	623,795
	SAP SE, Sponsored ADR	505	63,231
	SAP SE	27,602	3,462,980
	Schloss Wachenheim AG	576	12,921
Ω	Scout24 SE	9,200	549,649
	Secunet Security Networks AG	408	145,274
*	SGL Carbon SE	3,031	21,157
	Siemens AG	25,310	4,018,497
*	Siemens Energy AG	37,441	842,155
Ω	Siemens Healthineers AG	1,725	110,852
#	Siltronic AG	9,824	1,282,860
*	Sixt SE	6,009	976,865
	SMA Solar Technology AG	1,185	42,207
	Softing AG	1,374	10,870
	Software AG	15,029	578,699
	Stabilus SA	7,794	524,860
	STRATEC SE	1,048	141,858
	Stroeer SE & Co. KGaA	12,131	908,322
	Suedzucker AG	25,300	354,220
*	SUESS MicroTec SE	6,740	145,354
	Surteco Group SE	3,208	117,959
	Symrise AG	14,502	1,732,980
	TAG Immobilien AG	32,978	870,894
	Takkt AG	13,964	236,410
*	Talanx AG	14,201	679,677
*Ω	TeamViewer AG	5,811	87,804
	Technotrans SE	2,550	75,713
	Telefonica Deutschland Holding AG	442,048	1,269,018
*	thyssenkrupp AG	98,157	1,010,201
	Traffic Systems SE	789	29,165
	Uniper SE	21,982	994,681
	United Internet AG	53,458	2,096,443
#	Varta AG	551	60,037
	VERBIO Vereinigte BioEnergie AG	10,179	648,818
*	Vitesco Technologies Group AG, Class A	3,797	187,992
	Volkswagen AG	4,817	1,394,898
	Vonovia SE	35,311	2,011,153
	Vossloh AG	3,070	148,003
	Wacker Chemie AG	8,087	1,180,218
	Wacker Neuson SE	13,053	327,914
	Washtec AG	4,170	234,559
*	Westwing Group AG	222	5,330
	Wuestenrot & Wuerttembergische AG	11,256	237,597
*Ω	Zalando SE	8,078	641,134
	Zeal Network SE	2,653	113,312
TOTAL GERMANY			175,904,013
GREECE — (0.1%)
*	Alpha Services & Holdings SA	214,461	324,554
	Athens Water Supply & Sewage Co. SA	990	8,591
	Autohellas Tourist & Trading SA	3,700	39,957
	Bank of Greece	4,789	102,516
*	Ellaktor SA	34,683	48,911
*	Eurobank Ergasias Services & Holdings SA, Class A	271,450	307,011

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*††	FF Group	1,384	$1,399
*	Fourlis Holdings SA	4,698	22,712
*	GEK Terna Holding Real Estate Construction SA	10,043	104,286
	GK Software SE	100	16,244
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	33,064
	Hellenic Petroleum Holdings SA	9,650	71,712
	Hellenic Telecommunications Organization SA	19,115	371,545
	Holding Co. ADMIE IPTO SA	19,838	56,047
	JUMBO SA	14,712	218,830
*	LAMDA Development SA	8,468	66,884
	Motor Oil Hellas Corinth Refineries SA	8,706	139,421
	Mytilineos SA	8,200	140,274
*	National Bank of Greece SA	48,124	189,411
	OPAP SA	7,623	113,224
*	Piraeus Financial Holdings SA	7,219	12,148
*	Public Power Corp. SA	4,356	42,402
	Sarantis SA	2,316	22,976
	Stemmer Imaging AG	274	11,340
	Terna Energy SA	12,421	181,162
	Titan Cement International SA	2,126	33,246
TOTAL GREECE			2,679,867
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	500,500	12,324
	Aeon Credit Service Asia Co. Ltd.	96,000	62,595
	AIA Group Ltd.	608,200	6,349,493
	Allied Group Ltd.	26,000	9,576
	APAC Resources Ltd.	146,000	19,763
*	Applied Development Holdings Ltd.	415,000	5,496
	Asia Financial Holdings Ltd.	72,000	31,972
	Asia Standard International Group Ltd.	326,000	35,947
	Asiasec Properties Ltd.	63,900	4,361
	ASM Pacific Technology Ltd.	56,100	561,278
#	Atlas Corp.	30,443	440,206
	Bank of East Asia Ltd.	254,690	434,682
#*	Beijing Energy International Holding Co. Ltd.	1,960,000	65,537
	Best Mart 360 Holdings Ltd.	40,000	8,324
Ω	BOC Aviation Ltd.	83,000	697,796
	BOC Hong Kong Holdings Ltd.	305,500	1,179,639
	BOCOM International Holdings Co. Ltd.	215,000	35,367
	BOE Varitronix Ltd.	270,000	307,730
††	Brightoil Petroleum Holdings Ltd.	789,000	28,465
Ω	Budweiser Brewing Co. APAC Ltd.	16,000	42,265
	Build King Holdings Ltd.	90,000	10,622
	Cafe de Coral Holdings Ltd.	164,000	278,459
*	Cathay Pacific Airways Ltd.	439,454	367,102
*	Century City International Holdings Ltd.	320,000	15,602
	Chen Hsong Holdings	76,000	23,862
*	China Best Group Holding Ltd.	371,998	24,767
*	China Bright Culture Group	254,000	19,272
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	24,672
*	China Energy Development Holdings Ltd.	1,658,000	30,799
††	China Huiyuan Juice Group Ltd.	324,500	14,591
	China Motor Bus Co. Ltd.	2,400	29,126
Ω	China New Higher Education Group Ltd.	196,000	67,792
#*	China Star Entertainment Ltd.	940,000	101,557
*	China Strategic Holdings Ltd.	5,605,000	29,703
	Chinese Estates Holdings Ltd.	189,000	64,427
	Chinney Investments Ltd.	48,000	9,955

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chow Sang Sang Holdings International Ltd.	134,000	$177,533
	Chow Tai Fook Jewellery Group Ltd.	269,600	473,680
	Chuang's China Investments Ltd.	440,000	24,387
	Chuang's Consortium International Ltd.	444,000	50,590
	CITIC Telecom International Holdings Ltd.	1,036,000	377,209
	CK Asset Holdings Ltd.	187,177	1,249,483
	CK Hutchison Holdings Ltd.	183,200	1,302,062
	CK Infrastructure Holdings Ltd.	72,500	446,772
#	CK Life Sciences Int'l Holdings, Inc.	596,000	55,151
	CLP Holdings Ltd.	75,500	755,566
#	C-Mer Eye Care Holdings Ltd.	16,000	10,998
	CNQC International Holdings Ltd.	55,000	4,684
	Convenience Retail Asia Ltd.	92,000	8,872
*	Cowell e Holdings, Inc.	44,000	50,128
	CSI Properties Ltd.	2,250,000	60,535
*	CSMall Group Ltd.	62,000	11,322
	Dah Sing Banking Group Ltd.	130,000	123,252
	Dah Sing Financial Holdings Ltd.	66,400	215,291
*	Dalipal Holdings Ltd.	52,000	21,115
	Dickson Concepts International Ltd.	75,000	40,503
	Dynamic Holdings Ltd.	12,000	15,285
	Eagle Nice International Holdings Ltd.	128,000	77,611
	EC Healthcare	56,000	64,398
	EcoGreen International Group Ltd.	50,000	11,502
*	Emperor Capital Group Ltd.	2,052,000	19,588
	Emperor Entertainment Hotel Ltd.	220,000	22,373
	Emperor International Holdings Ltd.	598,000	69,762
	Emperor Watch & Jewellery Ltd.	1,680,000	43,812
*	ENM Holdings Ltd.	360,000	31,468
*	Esprit Holdings Ltd.	977,200	91,759
*Ω	ESR Cayman Ltd.	194,800	660,508
	Fairwood Holdings Ltd.	31,500	62,995
	Far East Consortium International Ltd.	476,572	172,550
	First Pacific Co. Ltd.	962,000	370,501
*	First Shanghai Investments Ltd.	392,000	9,862
	Fountain SET Holdings Ltd.	350,000	61,534
*Ω	Frontage Holdings Corp.	58,000	28,011
	FSE Lifestyle Services Ltd.	6,000	4,490
*	Galaxy Entertainment Group Ltd.	24,000	138,990
*	Genting Hong Kong Ltd.	188,000	10,006
	Giordano International Ltd.	596,000	124,342
	Golden Resources Development International Ltd.	152,000	9,982
*††	Good Resources Holdings Ltd.	630,000	1,285
*	GR Properties Ltd.	186,000	24,778
	Great Eagle Holdings Ltd.	93,015	261,316
*	G-Resources Group Ltd.	132,950	45,330
	Guoco Group Ltd.	2,000	22,330
	Guotai Junan International Holdings Ltd.	1,273,000	172,468
	Haitong International Securities Group Ltd.	1,043,770	238,944
	Hang Lung Group Ltd.	328,000	729,973
	Hang Lung Properties Ltd.	380,000	812,980
	Hang Seng Bank Ltd.	38,300	758,256
	Hanison Construction Holdings Ltd.	60,757	9,973
	Henan Jinma Energy Co. Ltd., Class H	22,000	11,436
	Henderson Land Development Co. Ltd.	188,909	826,136
	HK Electric Investments & HK Electric Investments Ltd.	260,000	258,859
	HKBN Ltd.	247,000	310,200
	HKR International Ltd.	302,560	121,533
	HKT Trust & HKT Ltd.	843,000	1,150,354

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hon Kwok Land Investment Co. Ltd.	22,000	$7,957
	Hong Kong & China Gas Co. Ltd.	279,168	430,270
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,923,726
	Hong Kong Ferry Holdings Co. Ltd.	18,000	18,035
	Hong Kong Technology Venture Co. Ltd.	102,000	94,521
*	Hongkong & Shanghai Hotels Ltd.	161,683	156,040
Ω	Honma Golf Ltd.	53,500	23,363
††	Hsin Chong Group Holdings Ltd.	620,000	5,216
††	Hua Han Health Industry Holdings Ltd.	1,174,000	8,477
	Hung Hing Printing Group Ltd.	74,000	12,321
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	121,840
	Hysan Development Co. Ltd.	115,000	353,005
	IGG, Inc.	348,000	217,745
*	Imagi International Holdings Ltd.	90,300	7,237
	International Housewares Retail Co. Ltd.	113,000	38,618
*	IPE Group Ltd.	180,000	21,249
*	IRC Ltd.	1,928,000	66,276
	ITC Properties Group Ltd.	201,073	27,772
	Jacobson Pharma Corp. Ltd.	54,000	4,792
	Johnson Electric Holdings Ltd.	185,913	316,218
Ω	JS Global Lifestyle Co. Ltd.	99,500	159,006
	K Wah International Holdings Ltd.	499,072	195,395
	Karrie International Holdings Ltd.	338,000	67,033
	Kerry Logistics Network Ltd.	283,500	708,804
	Kerry Properties Ltd.	209,000	590,397
	Kingmaker Footwear Holdings Ltd.	158,000	21,248
*	Kingston Financial Group Ltd.	962,000	52,536
	Kowloon Development Co. Ltd.	150,000	201,660
*	Kwoon Chung Bus Holdings Ltd.	22,000	5,524
*	Lai Sun Development Co. Ltd.	142,770	74,602
*	Landing International Development Ltd.	679,800	19,536
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	54,664
*	Lifestyle International Holdings Ltd.	190,000	103,638
	Lippo China Resources Ltd.	810,000	13,052
	Lippo Ltd.	58,000	18,909
	Liu Chong Hing Investment Ltd.	84,000	84,715
	L'Occitane International SA	183,750	724,653
	Luk Fook Holdings International Ltd.	144,000	379,549
	Lung Kee Bermuda Holdings	74,000	36,848
	Man Wah Holdings Ltd.	668,000	1,032,718
#*	Mason Group Holdings Ltd.	9,010,798	23,928
*	Melco International Development Ltd.	218,000	254,541
*	Melco Resorts & Entertainment Ltd., ADR	3,081	32,535
*	Midland Holdings Ltd.	154,854	18,550
	Ming Fai International Holdings Ltd.	139,000	7,143
	Miramar Hotel & Investment	79,000	133,332
	Modern Dental Group Ltd.	140,000	84,068
*	Mongolian Mining Corp.	147,000	27,682
	MTR Corp. Ltd.	106,333	575,562
	NagaCorp Ltd.	632,000	503,240
	Nameson Holdings Ltd.	354,000	22,194
	New World Development Co. Ltd.	271,952	1,110,192
*	NewOcean Energy Holdings Ltd.	370,000	2,796
	Nissin Foods Co. Ltd.	65,000	47,718
	NWS Holdings Ltd.	485,116	483,520
	Orient Overseas International Ltd.	25,000	619,232
	Oriental Watch Holdings	155,596	87,177
*	Oshidori International Holdings Ltd.	1,594,198	106,922
	Pacific Basin Shipping Ltd.	1,992,000	850,297

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Pacific Century Premium Developments Ltd.	218,483	$16,305
	Pacific Textiles Holdings Ltd.	508,000	258,124
	Palace Banquet Holdings Ltd.	85,000	9,269
*	Paliburg Holdings Ltd.	128,000	35,861
*	Paradise Entertainment Ltd.	132,000	17,293
	PC Partner Group Ltd.	122,000	184,506
	PCCW Ltd.	1,832,658	965,109
	Pentamaster International Ltd.	90,000	12,775
	Perfect Medical Health Management Ltd.	124,000	77,731
	Pico Far East Holdings Ltd.	324,000	53,776
	Playmates Holdings Ltd.	260,000	26,353
	Power Assets Holdings Ltd.	122,000	749,642
	Prada SpA	110,200	673,856
	Prinx Chengshan Holding Ltd.	22,500	19,273
*	PT International Development Co. Ltd.	454,000	14,892
	Public Financial Holdings Ltd.	156,000	50,380
*Ω	Razer, Inc.	446,000	131,374
#*	Regal Hotels International Holdings Ltd.	120,000	49,699
Ω	Regina Miracle International Holdings Ltd.	81,000	64,342
	Safety Godown Co. Ltd.	24,000	9,900
*Ω	Samsonite International SA	173,100	361,785
*	Sands China Ltd.	20,400	56,884
	SAS Dragon Holdings Ltd.	88,000	63,294
	SEA Holdings Ltd.	60,582	40,328
*	Shangri-La Asia Ltd.	422,000	330,085
*	Shun Tak Holdings Ltd.	648,000	171,780
*	Sinco Pharmaceuticals Holdings Ltd.	224,000	48,799
	Sing Tao News Corp. Ltd.	146,000	9,592
	Singamas Container Holdings Ltd.	444,000	65,999
	Sino Land Co. Ltd.	646,390	837,523
	SITC International Holdings Co. Ltd.	491,000	1,871,485
*	SJM Holdings Ltd.	686,000	441,493
	SmarTone Telecommunications Holdings Ltd.	218,000	121,601
††	SMI Culture & Travel Group Holdings Ltd.	336,796	4,052
	Solomon Systech International Ltd.	292,000	29,055
	Soundwill Holdings Ltd.	41,000	39,142
	Stella International Holdings Ltd.	163,000	181,380
	Sun Hung Kai & Co. Ltd.	211,000	113,212
	Sun Hung Kai Properties Ltd.	70,500	860,136
	SUNeVision Holdings Ltd.	118,000	103,706
	Swire Pacific Ltd., Class A	110,500	669,418
	Swire Pacific Ltd., Class B	187,500	185,872
	Swire Properties Ltd.	90,000	239,915
	TAI Cheung Holdings Ltd.	164,000	102,851
	Tao Heung Holdings Ltd.	168,000	19,482
	Techtronic Industries Co. Ltd.	118,500	1,955,261
*	Television Broadcasts Ltd.	138,200	85,721
	Texwinca Holdings Ltd.	332,000	64,604
*	TOM Group Ltd.	24,000	2,778
	Tradelink Electronic Commerce Ltd.	290,000	43,526
	Transport International Holdings Ltd.	83,646	139,782
*	Trendzon Holdings Group Ltd.	136,000	17,666
	United Laboratories International Holdings Ltd.	452,000	257,067
††	Untrade Convoy	1,758,000	7,057
	Untrade CW Group Holdings	193,500	0
	Untrade Gold Fin Holdings	184,000	0
	Untrade Master Glory GP	197,847	1,238
††	Untrade Mh Development NPV	24,000	669
	Untrade Youyuan Holdings	239,000	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Untrade. C Fiber Optic	310,000	$0
††	Untrade.Burwill	882,000	1,504
	Value Partners Group Ltd.	219,000	108,007
	Vedan International Holdings Ltd.	124,000	10,656
	Vitasoy International Holdings Ltd.	262,000	511,587
#Ω	VPower Group International Holdings Ltd.	156,742	24,084
	VSTECS Holdings Ltd.	350,000	346,716
	VTech Holdings Ltd.	58,600	463,457
	Wai Kee Holdings Ltd.	62,000	30,438
	Wang On Group Ltd.	4,680,000	47,512
*	Wealthking Investments Ltd.	148,000	13,588
Ω	WH Group Ltd.	2,436,632	1,630,130
	Wharf Holdings Ltd.	417,000	1,425,123
	Wharf Real Estate Investment Co. Ltd.	97,000	461,335
#	Wing Tai Properties Ltd.	52,000	29,158
*	Xingye Alloy Materials Group Ltd.	86,000	12,362
	Xinyi Glass Holdings Ltd.	632,000	1,675,410
	YTO Express Holdings Ltd.	52,000	18,533
*	Yue Yuen Industrial Holdings Ltd.	333,500	563,127
	Zensun Enterprises Ltd.	142,000	80,376
*	Zhaobangji Properties Holdings Ltd.	136,000	7,901
TOTAL HONG KONG			60,577,233
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	174,917	231,888
	MOL Hungarian Oil & Gas PLC	176,173	1,536,312
*	Opus Global Nyrt	47,307	30,318
*	OTP Bank Nyrt	19,097	1,108,144
	Richter Gedeon Nyrt	8,273	218,353
TOTAL HUNGARY			3,125,015
INDIA — (4.6%)
*	Aarti Drugs Ltd.	15,517	104,234
	Aarti Industries Ltd.	40,532	538,831
	Abbott India Ltd.	863	186,480
	ACC Ltd.	14,848	456,882
	Action Construction Equipment Ltd.	3,703	11,202
	Adani Enterprises Ltd.	22,857	529,127
*	Adani Green Energy Ltd.	57,339	1,450,338
	Adani Ports & Special Economic Zone Ltd.	82,442	799,285
*	Adani Power Ltd.	442,716	643,728
	Adani Total Gas Ltd.	36,002	892,442
*	Adani Transmission Ltd.	103,737	2,782,516
	ADF Foods Ltd.	874	10,242
*	Aditya Birla Capital Ltd.	190,334	304,724
	Advanced Enzyme Technologies Ltd.	14,719	62,464
	Aegis Logistics Ltd.	20,608	56,129
	Agro Tech Foods Ltd.	1,165	14,910
*	Ahluwalia Contracts India Ltd.	5,679	31,053
	AIA Engineering Ltd.	6,681	169,735
	Ajanta Pharma Ltd.	12,007	363,184
	Akzo Nobel India Ltd.	2,300	59,568
	Alembic Ltd.	28,091	37,589
	Alembic Pharmaceuticals Ltd.	25,708	262,965
	Alkem Laboratories Ltd.	211	10,037
	Alkyl Amines Chemicals	2,520	113,810
	Allcargo Logistics Ltd.	31,372	138,981
*	Alok Industries Ltd.	193,828	81,023

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Amara Raja Batteries Ltd.	20,590	$171,437
	Ambuja Cements Ltd.	178,272	877,266
	Amrutanjan Health Care Ltd.	863	9,600
*††	Amtek Auto Ltd.	25,857	179
	Andhra Sugars Ltd.	21,680	44,404
	Apar Industries Ltd.	4,455	41,301
	Apcotex Industries Ltd.	1,520	7,695
*	APL Apollo Tubes Ltd.	37,580	435,472
	Apollo Hospitals Enterprise Ltd.	11,573	694,785
	Apollo Tyres Ltd.	127,582	372,685
*	Arvind Fashions Ltd.	12,904	53,780
*	Arvind Ltd.	36,714	71,962
	Asahi India Glass Ltd.	12,128	91,262
	Ashok Leyland Ltd.	188,375	338,095
*	Ashoka Buildcon Ltd.	35,046	46,862
	Asian Paints Ltd.	22,199	943,018
	Astec Lifesciences Ltd.	460	10,393
*Ω	Aster DM Healthcare Ltd.	42,764	106,692
	Astra Microwave Products Ltd.	16,150	47,430
	Astral Ltd.	14,119	412,068
	Atul Ltd.	3,254	416,697
*Ω	AU Small Finance Bank Ltd.	11,450	202,554
	Aurobindo Pharma Ltd.	130,293	1,112,181
	Automotive Axles Ltd.	3,296	64,398
	Avanti Feeds Ltd.	16,178	130,407
*Ω	Avenue Supermarts Ltd.	1,757	97,296
*	Axis Bank Ltd.	161,824	1,690,224
*	Axis Bank Ltd., GDR	1,036	54,183
	Bajaj Auto Ltd.	5,912	282,415
	Bajaj Consumer Care Ltd.	18,382	45,221
*	Bajaj Electricals Ltd.	6,321	101,999
	Bajaj Finance Ltd.	7,049	667,965
	Bajaj Finserv Ltd.	2,341	496,692
*	Bajaj Hindusthan Sugar Ltd.	202,052	46,002
	Bajaj Holdings & Investment Ltd.	8,383	582,082
	Balaji Amines Ltd.	4,219	185,258
	Balkrishna Industries Ltd.	23,789	748,658
	Balmer Lawrie & Co. Ltd.	31,203	53,442
	Balrampur Chini Mills Ltd.	73,082	417,772
*	Bank of Baroda	293,975	428,189
*	Bank of India	10,762	7,903
*	Bank of Maharashtra	390,782	110,946
	Bannari Amman Sugars Ltd.	553	21,429
	BASF India Ltd.	2,387	98,680
	Bayer CropScience Ltd.	384	26,835
	BEML Ltd.	5,370	131,012
	Berger Paints India Ltd.	33,662	327,424
	Bhansali Engineering Polymers Ltd.	4,216	7,879
	Bharat Bijlee Ltd.	463	12,490
	Bharat Dynamics Ltd.	8,414	56,741
	Bharat Electronics Ltd.	280,383	794,491
	Bharat Forge Ltd.	43,847	435,062
*	Bharat Heavy Electricals Ltd.	279,457	217,822
	Bharat Petroleum Corp. Ltd.	60,550	324,071
	Bharat Rasayan Ltd.	275	45,995
*	Bharti Airtel Ltd.	311,794	3,063,460
*	Bharti Airtel Ltd.	938	4,802
*	Biocon Ltd.	24,159	119,406
	Birla Corp. Ltd.	9,881	181,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Birlasoft Ltd.	76,048	$492,983
	Bliss Gvs Pharma Ltd.	16,236	20,773
	Blue Dart Express Ltd.	1,564	144,171
	Blue Star Ltd.	6,502	76,268
	Bodal Chemicals Ltd.	20,599	30,212
*	Bombay Dyeing & Manufacturing Co. Ltd.	6,926	10,239
*	Borosil Renewables Ltd.	2,386	20,785
	Bosch Ltd.	1,298	289,068
	Brigade Enterprises Ltd.	23,168	158,446
	Britannia Industries Ltd.	7,461	355,652
	BSE Ltd.	5,728	151,113
	Cadila Healthcare Ltd.	66,448	363,915
*	Camlin Fine Sciences Ltd.	4,683	9,539
	Can Fin Homes Ltd.	23,250	193,840
*	Canara Bank	96,339	329,102
*	Capacit'e Infraprojects Ltd.	8,742	17,794
	Caplin Point Laboratories Ltd.	5,976	63,947
	Carborundum Universal Ltd.	21,129	253,993
	Care Ratings Ltd.	4,806	37,060
	Castrol India Ltd.	102,916	172,501
	CCL Products India Ltd.	36,778	234,432
	Ceat Ltd.	8,354	123,125
*	Central Bank of India Ltd.	268,110	79,320
	Central Depository Services India Ltd.	5,637	114,765
	Century Enka Ltd.	2,098	15,172
	Century Plyboards India Ltd.	21,503	172,429
	Century Textiles & Industries Ltd.	16,178	189,077
	Cera Sanitaryware Ltd.	2,216	144,489
	CESC Ltd.	157,900	180,212
*	CG Power & Industrial Solutions Ltd.	8,745	20,732
	Chambal Fertilisers & Chemicals Ltd.	67,533	394,976
*	Chennai Petroleum Corp. Ltd.	7,722	11,541
††	Chennai Super Kings Cricket Ltd.	52,326	296
	Cholamandalam Financial Holdings Ltd.	25,504	239,310
	Cholamandalam Investment & Finance Co. Ltd.	100,903	865,023
	Cigniti Technologies Ltd.	1,499	10,207
	Cipla Ltd.	61,055	775,083
	City Union Bank Ltd.	79,426	154,183
	Clariant Chemicals India Ltd.	1,031	6,743
	Coal India Ltd.	125,372	269,212
Ω	Cochin Shipyard Ltd.	16,230	74,975
	Coforge Ltd.	3,028	197,674
	Colgate-Palmolive India Ltd.	14,777	282,654
	Computer Age Management Services Ltd.	581	21,201
	Container Corp. of India Ltd.	45,196	393,582
	Coromandel International Ltd.	43,719	465,196
	Cosmo Films Ltd.	2,335	53,774
*	CreditAccess Grameen Ltd.	3,366	28,377
	CRISIL Ltd.	5,681	212,908
	Crompton Greaves Consumer Electricals Ltd.	118,788	679,399
*	CSB Bank Ltd.	4,343	14,707
	Cummins India Ltd.	11,712	148,544
	Cyient Ltd.	15,957	202,758
	Dabur India Ltd.	53,464	386,758
	Dalmia Bharat Ltd.	24,001	573,265
	Dalmia Bharat Sugar & Industries Ltd.	3,814	22,942
	DB Corp. Ltd.	24,605	29,351
*	DCB Bank Ltd.	84,198	97,232
	DCM Shriram Ltd.	20,669	315,286

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	DCW Ltd.	49,031	$29,303
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	153,834
	Deepak Nitrite Ltd.	7,234	217,994
	Delta Corp. Ltd.	32,285	120,910
*	DEN Networks Ltd.	14,544	8,227
	Dhampur Sugar Mills Ltd.	11,915	60,993
*	Dhani Services Ltd.	83,065	147,833
	Dhanuka Agritech Ltd.	5,690	58,662
Ω	Dilip Buildcon Ltd.	15,884	78,230
*	Dish TV India Ltd.	236,515	52,101
*	Dishman Carbogen Amcis Ltd.	27,694	73,390
	Divi's Laboratories Ltd.	18,399	997,837
	Dixon Technologies India Ltd.	5,584	333,184
	DLF Ltd.	130,737	694,101
	Dollar Industries Ltd.	1,204	10,160
Ω	Dr Lal PathLabs Ltd.	7,275	290,779
	Dr Reddy's Laboratories Ltd., ADR	1,487	85,502
	Dr Reddy's Laboratories Ltd.	8,129	469,271
*	DRC Systems India Ltd.	206	1,079
*	Dredging Corp. of India Ltd.	1,813	7,833
	Dwarikesh Sugar Industries Ltd.	22,777	29,149
	eClerx Services Ltd.	10,246	325,415
	Edelweiss Financial Services Ltd.	141,455	133,402
	Eicher Motors Ltd.	14,370	511,911
	EID Parry India Ltd.	27,575	180,815
*	EIH Ltd.	48,193	91,417
	Electrosteel Castings Ltd.	87,886	47,367
	Elgi Equipments Ltd.	16,609	74,421
	Emami Ltd.	33,996	226,447
Ω	Endurance Technologies Ltd.	5,716	123,308
	Engineers India Ltd.	68,802	64,461
	EPL Ltd.	13,454	34,141
*Ω	Equitas Small Finance Bank Ltd.	12,980	9,673
Ω	Eris Lifesciences Ltd.	3,716	35,019
	Escorts Ltd.	21,460	534,082
*	Eveready Industries India Ltd.	2,916	10,639
	Everest Industries Ltd.	1,449	11,815
	Everest Kanto Cylinder Ltd.	5,483	17,838
	Excel Industries Ltd.	767	9,160
	Exide Industries Ltd.	116,201	271,563
	Fairchem Organics Ltd.	494	13,164
*	FDC Ltd.	13,235	51,791
	Federal Bank Ltd.	595,372	809,918
	FIEM Industries Ltd.	706	10,864
	Filatex India Ltd.	19,717	30,671
	Fine Organic Industries Ltd.	725	37,603
	Finolex Cables Ltd.	22,825	153,043
	Finolex Industries Ltd.	72,005	163,175
	Firstsource Solutions Ltd.	78,315	169,142
	Force Motors Ltd.	3,168	51,525
*	Fortis Healthcare Ltd.	183,158	666,776
*	Future Consumer Ltd.	53,466	5,298
	Gabriel India Ltd.	18,231	32,738
	GAIL India Ltd.	436,269	848,944
	Galaxy Surfactants Ltd.	1,273	53,775
	Garden Reach Shipbuilders & Engineers Ltd.	3,243	10,582
	Garware Technical Fibres Ltd.	4,218	180,346
	Gateway Rail Freight Ltd.	96,744	90,865
*	Gati Ltd.	17,181	48,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	GE T&D India Ltd.	23,648	$38,891
*Ω	General Insurance Corp. of India	16,865	32,366
	Genus Power Infrastructures Ltd.	11,616	10,755
*	GFL Ltd.	10,933	10,074
	GHCL Ltd.	20,303	119,133
	Gillette India Ltd.	1,460	103,413
	GlaxoSmithKline Pharmaceuticals Ltd.	5,761	121,799
	Glenmark Pharmaceuticals Ltd.	58,036	379,164
	Godawari Power & Ispat Ltd.	11,773	47,762
	Godfrey Phillips India Ltd.	5,565	83,515
*	Godrej Consumer Products Ltd.	33,599	402,305
*	Godrej Industries Ltd.	28,932	237,962
*	Godrej Properties Ltd.	4,862	112,596
	Goodyear India Ltd.	813	10,408
	Granules India Ltd.	57,964	236,993
	Graphite India Ltd.	7,343	48,128
	Grasim Industries Ltd.	71,066	1,654,154
	Great Eastern Shipping Co. Ltd.	27,663	117,548
	Greaves Cotton Ltd.	16,861	47,296
	Greenlam Industries Ltd.	568	14,136
*	Greenpanel Industries Ltd.	3,306	23,302
	Greenply Industries Ltd.	11,914	33,305
	Grindwell Norton Ltd.	6,276	159,651
	Gujarat Alkalies & Chemicals Ltd.	13,663	126,862
	Gujarat Ambuja Exports Ltd.	36,412	105,821
*	Gujarat Fluorochemicals Ltd.	10,933	411,178
	Gujarat Gas Ltd.	49,860	452,425
	Gujarat Industries Power Co. Ltd.	5,497	6,447
	Gujarat Mineral Development Corp. Ltd.	43,682	67,113
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	193,076
	Gujarat Pipavav Port Ltd.	89,581	118,088
	Gujarat State Fertilizers & Chemicals Ltd.	53,986	93,961
	Gujarat State Petronet Ltd.	100,344	406,940
	Gulf Oil Lubricants India Ltd.	3,107	18,975
	Hatsun Agro Product Ltd.	11,996	165,747
	Havells India Ltd.	37,085	594,330
	HBL Power Systems Ltd.	24,997	23,626
	HCL Technologies Ltd.	143,035	2,123,324
Ω	HDFC Asset Management Co. Ltd.	3,587	106,484
	HDFC Bank Ltd.	182,588	3,669,201
Ω	HDFC Life Insurance Co. Ltd.	14,627	122,747
*	HealthCare Global Enterprises Ltd.	2,300	7,691
	HEG Ltd.	3,340	68,488
	HeidelbergCement India Ltd.	34,643	104,983
*	Hemisphere Properties India Ltd.	14,869	27,603
	Heritage Foods Ltd.	7,562	38,826
	Hero MotoCorp Ltd.	36,123	1,322,200
	Hester Biosciences Ltd.	789	26,586
	HFCL Ltd.	235,479	252,515
	HG Infra Engineering Ltd.	3,854	29,466
	Hikal Ltd.	22,547	128,433
	HIL Ltd.	1,370	78,865
	Himadri Speciality Chemical Ltd.	96,129	73,289
	Himatsingka Seide Ltd.	16,762	52,309
	Hindalco Industries Ltd.	342,785	2,274,961
	Hinduja Global Solutions Ltd.	3,563	122,819
	Hindustan Aeronautics Ltd.	6,411	124,845
*	Hindustan Construction Co. Ltd.	161,631	32,606
	Hindustan Copper Ltd.	22,215	37,439

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co. Ltd.	11,080	$32,795
	Hindustan Petroleum Corp. Ltd.	107,239	454,498
	Hindustan Unilever Ltd.	36,054	1,103,974
	Hitachi Energy India Ltd.	229	9,649
	Honda India Power Products Ltd.	538	10,311
	Honeywell Automation India Ltd.	113	64,352
	Housing Development Finance Corp. Ltd.	71,710	2,443,886
	HSIL Ltd.	3,695	15,321
	Huhtamaki India Ltd.	7,123	19,481
	I G Petrochemicals Ltd.	3,954	39,754
	ICICI Bank Ltd., Sponsored ADR	87,297	1,896,964
	ICICI Bank Ltd.	115,986	1,246,371
Ω	ICICI Lombard General Insurance Co. Ltd.	11,357	209,296
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	130,370
Ω	ICICI Securities Ltd.	18,452	179,204
	ICRA Ltd.	373	18,351
*	IDFC First Bank Ltd.	965,670	612,423
*	IDFC Ltd.	434,035	379,920
*	IFB Industries Ltd.	1,075	15,057
*	IFCI Ltd.	305,817	62,421
	IIFL Finance Ltd.	55,498	237,326
	IIFL Securities Ltd.	28,342	37,695
	IIFL Wealth Management Ltd.	8,077	174,170
	India Cements Ltd.	86,812	261,005
	India Glycols Ltd.	4,576	54,933
	Indiabulls Housing Finance Ltd.	107,599	308,176
*	Indiabulls Real Estate Ltd.	108,361	211,505
	Indian Bank	59,005	124,844
Ω	Indian Energy Exchange Ltd.	80,968	258,129
	Indian Hotels Co. Ltd.	134,422	392,586
	Indian Hume Pipe Co. Ltd.	6,838	19,950
	Indian Oil Corp. Ltd.	183,460	310,376
*	Indian Overseas Bank	508,726	148,099
	Indo Count Industries Ltd.	29,913	98,381
	Indoco Remedies Ltd.	3,978	20,857
	Indraprastha Gas Ltd.	42,275	223,821
	Indus Towers Ltd.	124,548	425,091
	IndusInd Bank Ltd.	35,507	419,064
	Infibeam Avenues Ltd.	169,398	100,824
	Info Edge India Ltd.	2,130	141,250
	Infosys Ltd., Sponsored ADR	57,600	1,357,632
	Infosys Ltd.	347,300	8,178,936
	Ingersoll Rand India Ltd.	565	10,469
*	Inox Leisure Ltd.	26,126	146,774
*	Inox Wind Energy Ltd.	1,093	10,938
*	Inox Wind Ltd.	12,334	20,877
*	Insecticides India Ltd.	1,105	10,648
*	Intellect Design Arena Ltd.	4,799	49,843
*Ω	InterGlobe Aviation Ltd.	4,018	100,693
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	52,548
	Ipca Laboratories Ltd.	21,212	295,296
*	IRB Infrastructure Developers Ltd.	46,610	160,236
Ω	IRCON International Ltd.	78,591	48,200
	ITC Ltd.	482,305	1,431,110
	ITD Cementation India Ltd.	22,260	22,538
*	ITI Ltd.	10,682	16,645
	J Kumar Infraprojects Ltd.	11,676	26,437
*	Jagran Prakashan Ltd.	25,239	23,277
	Jai Corp. Ltd.	15,986	28,320

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jaiprakash Associates Ltd.	417,732	$58,114
*	Jaiprakash Power Ventures Ltd.	239,763	29,509
*	Jammu & Kashmir Bank Ltd.	65,230	36,496
	Jamna Auto Industries Ltd.	27,803	40,356
	JB Chemicals & Pharmaceuticals Ltd.	8,492	198,820
	JBM Auto Ltd.	724	14,910
	Jindal Poly Films Ltd.	7,687	108,770
	Jindal Saw Ltd.	68,205	92,869
*	Jindal Stainless Hisar Ltd.	46,805	255,246
*	Jindal Stainless Ltd.	80,513	221,218
*	Jindal Steel & Power Ltd.	127,168	666,494
	JK Cement Ltd.	9,251	410,630
	JK Lakshmi Cement Ltd.	16,149	122,368
	JK Paper Ltd.	39,899	117,900
	JK Tyre & Industries Ltd.	33,904	61,709
	JM Financial Ltd.	126,883	126,290
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	42,469
	JSW Energy Ltd.	153,003	627,573
	JSW Steel Ltd.	336,504	2,873,447
	JTEKT India Ltd.	27,645	33,539
	Jubilant Foodworks Ltd.	20,141	922,939
	Jubilant Ingrevia Ltd.	47,407	369,441
	Jubilant Pharmova Ltd.	47,407	331,270
*	Just Dial Ltd.	1,571	19,198
	Jyothy Labs Ltd.	16,716	31,724
	Kajaria Ceramics Ltd.	35,331	637,358
	Kalpataru Power Transmission Ltd.	20,554	110,462
	Kalyani Steels Ltd.	8,932	37,859
	Kansai Nerolac Paints Ltd.	12,596	96,340
	Karnataka Bank Ltd.	34,564	29,896
	Karur Vysya Bank Ltd.	162,946	110,875
	Kaveri Seed Co. Ltd.	10,833	80,425
	KCP Ltd.	18,420	33,560
	KEC International Ltd.	37,781	255,017
	KEI Industries Ltd.	27,752	402,148
	Kennametal India Ltd.	397	10,125
*	Kiri Industries Ltd.	5,697	38,114
	Kirloskar Brothers Ltd.	4,402	21,051
	Kirloskar Ferrous Industries Ltd.	3,203	9,198
	Kirloskar Oil Engines Ltd.	11,218	25,891
	KNR Constructions Ltd.	32,056	137,480
*	Kolte-Patil Developers Ltd.	2,628	11,281
	Kotak Mahindra Bank Ltd.	31,361	786,167
	KPIT Technologies Ltd.	58,305	511,735
	KPR Mill Ltd.	54,210	489,548
	KRBL Ltd.	25,487	79,873
	KSB Ltd.	3,391	56,584
*	L&T Finance Holdings Ltd.	328,652	331,768
Ω	L&T Technology Services Ltd.	4,029	255,659
	LA Opala RG Ltd.	1,909	10,036
	Lakshmi Machine Works Ltd.	1,159	170,061
Ω	Larsen & Toubro Infotech Ltd.	7,341	622,452
	Larsen & Toubro Ltd.	49,554	1,278,906
Ω	Laurus Labs Ltd.	42,298	286,956
*Ω	Lemon Tree Hotels Ltd.	17,735	12,535
	LG Balakrishnan & Bros Ltd.	5,550	51,118
	LIC Housing Finance Ltd.	108,368	564,156
	Linde India Ltd.	3,102	113,827
	LT Foods Ltd.	41,256	39,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	10,082	$26,254
	Lumax Industries Ltd.	1,052	15,557
	Lupin Ltd.	62,163	760,825
	LUX Industries Ltd.	1,387	50,454
	Mahanagar Gas Ltd.	9,680	106,468
	Maharashtra Scooters Ltd.	1,426	69,989
	Maharashtra Seamless Ltd.	9,479	68,679
	Mahindra & Mahindra Financial Services Ltd.	298,747	654,337
	Mahindra & Mahindra Ltd.	145,183	1,732,982
*	Mahindra CIE Automotive Ltd.	39,842	114,758
*	Mahindra Holidays & Resorts India Ltd.	34,822	99,753
*	Mahindra Lifespace Developers Ltd.	32,223	108,379
Ω	Mahindra Logistics Ltd.	3,838	30,413
	Maithan Alloys Ltd.	2,030	26,765
	Man Infraconstruction Ltd.	8,462	13,306
	Manappuram Finance Ltd.	235,523	501,553
	Mangalam Cement Ltd.	4,271	22,933
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	24,885
	Marico Ltd.	102,266	665,766
	Marksans Pharma Ltd.	74,161	56,226
	Maruti Suzuki India Ltd.	5,648	653,403
Ω	MAS Financial Services Ltd.	4,593	30,245
	Mastek Ltd.	4,519	165,768
*	Max Financial Services Ltd.	11,671	148,441
*	Max Healthcare Institute Ltd.	38,891	192,781
*	Max India Ltd.	3,243	3,368
*	Max Ventures & Industries Ltd.	6,858	10,724
	Mayur Uniquoters Ltd.	8,509	57,534
	Mazagon Dock Shipbuilders Ltd.	7,400	27,123
*	Meghmani Finechem Ltd.	3,103	36,511
	Meghmani Organics Ltd.	33,015	48,683
Ω	Metropolis Healthcare Ltd.	3,184	107,887
	Minda Corp. Ltd.	7,622	20,485
	Minda Industries Ltd.	28,189	425,232
	Mindtree Ltd.	10,231	558,923
Ω	Mishra Dhatu Nigam Ltd.	14,607	36,408
	MM Forgings Ltd.	2,636	23,614
	MOIL Ltd.	25,672	59,423
	Monte Carlo Fashions Ltd.	1,357	11,242
*	Morepen Laboratories Ltd.	25,505	17,670
	Motherson Sumi Systems Ltd.	309,322	752,272
	Motherson Sumi Wiring India	309,322	165,185
	Motilal Oswal Financial Services Ltd.	12,488	148,589
	Mphasis Ltd.	33,803	1,417,484
	MRF Ltd.	550	532,741
	MSTC Ltd.	2,341	11,241
	Multi Commodity Exchange of India Ltd.	2,793	57,837
	Muthoot Finance Ltd.	66,141	1,299,655
	Nahar Spinning Mills Ltd.	1,243	10,164
	Natco Pharma Ltd.	28,761	352,033
	National Aluminium Co. Ltd.	305,167	451,345
*	National Fertilizers Ltd.	20,989	16,373
	Nava Bharat Ventures Ltd.	42,413	75,941
	Navin Fluorine International Ltd.	1,007	53,340
	Navneet Education Ltd.	39,220	51,489
	NBCC India Ltd.	25,870	16,402
	NCC Ltd.	133,271	134,935
	NCL Industries Ltd.	8,249	23,078
	NELCO Ltd.	1,048	10,991

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NESCO Ltd.	8,606	$66,952
	Nestle India Ltd.	2,994	744,933
*	Network18 Media & Investments Ltd.	10,960	12,132
	Neuland Laboratories Ltd.	461	9,127
	NHPC Ltd.	332,705	134,183
	NIIT Ltd.	25,172	146,253
	Nilkamal Ltd.	2,650	86,043
	NLC India Ltd.	66,590	60,147
	NMDC Ltd.	262,907	496,761
	NOCIL Ltd.	39,174	122,728
	Novartis India Ltd.	1,579	15,702
	NRB Bearings Ltd.	20,512	45,417
	NTPC Ltd.	195,148	373,577
*	Oberoi Realty Ltd.	36,793	453,222
	Oil & Natural Gas Corp. Ltd.	129,321	302,216
	Oil India Ltd.	48,664	157,810
*	Olectra Greentech Ltd.	3,467	39,516
*	Omaxe Ltd.	19,919	24,320
	Oracle Financial Services Software Ltd.	3,772	178,349
	Orient Cement Ltd.	38,546	87,642
	Orient Electric Ltd.	12,332	55,180
	Orient Paper & Industries Ltd.	25,012	10,581
	Oriental Aromatics Ltd.	1,033	9,717
	Oriental Carbon & Chemicals Ltd.	1,440	18,759
	Page Industries Ltd.	938	535,828
	Paisalo Digital Ltd.	5,849	54,913
	Panama Petrochem Ltd.	5,121	20,510
Ω	Parag Milk Foods Ltd.	11,590	17,205
*	Patel Engineering Ltd.	25,763	10,468
*	PC Jeweller Ltd.	28,041	9,981
	PCBL Ltd.	30,584	98,210
	Persistent Systems Ltd.	16,947	1,009,197
	Petronet LNG Ltd.	293,933	846,377
	Pfizer Ltd.	2,126	129,544
	Phoenix Mills Ltd.	14,465	193,756
	PI Industries Ltd.	21,542	708,878
	Pidilite Industries Ltd.	13,377	441,358
	Piramal Enterprises Ltd.	31,460	1,013,936
*Ω	PNB Housing Finance Ltd.	5,256	30,857
	PNC Infratech Ltd.	30,500	121,968
	Poly Medicure Ltd.	3,192	38,929
	Polyplex Corp. Ltd.	6,105	151,737
	Power Finance Corp. Ltd.	337,298	552,858
	Power Grid Corp. of India Ltd.	216,823	628,854
*	Power Mech Projects Ltd.	1,652	21,272
	Praj Industries Ltd.	10,798	61,622
*	Prakash Industries Ltd.	18,009	14,755
Ω	Prataap Snacks Ltd.	2,707	29,897
	Prestige Estates Projects Ltd.	51,311	338,219
*	Pricol Ltd.	13,073	22,171
	Prince Pipes & Fittings Ltd.	2,411	22,060
*	Prism Johnson Ltd.	43,150	81,489
	Privi Speciality Chemicals Ltd.	1,483	40,304
	Procter & Gamble Health Ltd.	1,195	81,056
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	335,539
	PSP Projects Ltd.	3,112	25,785
*	PTC India Financial Services Ltd.	58,589	15,021
	PTC India Ltd.	99,145	127,371
*	Punjab National Bank	439,236	246,148

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PVR Ltd.	11,746	$252,707
Ω	Quess Corp. Ltd.	19,671	190,695
	Radico Khaitan Ltd.	16,295	235,708
	Rain Industries Ltd.	61,259	177,909
	Rajesh Exports Ltd.	33,725	380,494
	Rallis India Ltd.	11,377	39,747
	Ramco Cements Ltd.	27,322	318,276
	Ramco Industries Ltd.	13,704	45,308
	Ramkrishna Forgings Ltd.	1,712	22,172
*	Rane Holdings Ltd.	1,110	9,043
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	59,583
	Ratnamani Metals & Tubes Ltd.	3,945	100,766
*	Raymond Ltd.	13,712	140,178
*Ω	RBL Bank Ltd.	157,218	317,677
	REC Ltd.	345,075	645,177
	Redington India Ltd.	209,436	458,802
	Relaxo Footwears Ltd.	12,843	212,388
	Reliance Industrial Infrastructure Ltd.	2,215	26,421
	Reliance Industries Ltd.	235,961	7,596,230
*	Reliance Infrastructure Ltd.	7,975	10,918
*	Reliance Power Ltd.	610,904	123,579
	Repco Home Finance Ltd.	10,088	35,865
	Rhi Magnesita India Ltd.	10,208	60,169
	Rico Auto Industries Ltd.	11,174	6,566
	RITES Ltd.	11,438	42,303
*	RPSG Ventures Ltd.	2,272	21,082
*	RSWM Ltd.	2,253	14,608
	Rupa & Co. Ltd.	2,855	19,474
	Sagar Cements Ltd.	7,450	23,989
	Sandhar Technologies Ltd.	3,136	10,644
	Sangam India Ltd.	3,905	19,519
	Sanofi India Ltd.	2,330	236,908
	Sarda Energy & Minerals Ltd.	2,811	31,277
	Saregama India Ltd.	184	11,623
	Sasken Technologies Ltd.	583	8,041
	Savita Oil Technologies Ltd.	298	4,761
Ω	SBI Life Insurance Co. Ltd.	8,998	150,016
	Schaeffler India Ltd.	912	109,903
	SEAMEC Ltd.	248	3,590
	SEPC Ltd.	78,910	10,446
	Sequent Scientific Ltd.	6,658	14,592
Ω	SH Kelkar & Co. Ltd.	13,228	28,625
	Sharda Cropchem Ltd.	10,452	81,575
	Sharda Motor Industries Ltd.	473	5,008
*	Sheela Foam Ltd.	909	39,798
	Shilpa Medicare Ltd.	7,390	50,403
	Shipping Corp. of India Ltd.	59,327	98,233
*	Shoppers Stop Ltd.	2,532	12,103
	Shree Cement Ltd.	734	239,723
*	Shree Renuka Sugars Ltd.	34,859	15,406
	Shriram City Union Finance Ltd.	7,575	181,153
	Shriram Transport Finance Co. Ltd.	56,073	934,066
	Siemens Ltd.	3,071	96,197
*	Sintex Plastics Technology Ltd.	131,299	16,326
*	SIS Ltd.	6,922	46,707
	Siyaram Silk Mills Ltd.	3,555	23,420
	SKF India Ltd.	3,000	146,624
	Sobha Ltd.	19,594	227,624
	Solar Industries India Ltd.	6,105	191,473

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Solara Active Pharma Sciences Ltd.	3,320	$41,938
	Somany Ceramics Ltd.	347	4,122
	Somany Home Innovation Ltd.	8,539	43,680
	Sonata Software Ltd.	20,977	230,213
*	South Indian Bank Ltd.	332,336	40,386
*	SpiceJet Ltd.	21,747	17,866
	SRF Ltd.	31,640	1,021,798
	Srikalahasthi Pipes Ltd.	2,877	9,042
*	Star Cement Ltd.	7,399	9,510
	State Bank of India	114,695	834,734
	State Bank of India, GDR	1,026	73,872
	Steel Authority of India Ltd.	302,732	404,348
	Sterlite Technologies Ltd.	52,825	145,300
	Strides Pharma Science Ltd.	21,638	115,208
	Subros Ltd.	10,122	50,043
	Sudarshan Chemical Industries	11,301	87,147
	Sun Pharmaceutical Industries Ltd.	90,163	1,012,334
	Sun TV Network Ltd.	29,483	197,908
	Sundaram Finance Holdings Ltd.	7,208	8,010
	Sundaram Finance Ltd.	9,849	298,255
	Sundaram-Clayton Ltd.	1,299	66,042
	Sundram Fasteners Ltd.	16,124	184,808
	Sunteck Realty Ltd.	26,148	179,561
	Suprajit Engineering Ltd.	15,006	81,996
	Supreme Industries Ltd.	13,018	365,805
	Supreme Petrochem Ltd.	11,031	104,012
	Surya Roshni Ltd.	2,875	18,389
	Sutlej Textiles & Industries Ltd.	34,509	45,129
	Suven Pharmaceuticals Ltd.	55,204	397,484
*	Suzlon Energy Ltd.	788,965	127,910
	Swaraj Engines Ltd.	1,242	23,630
	Symphony Ltd.	1,873	25,285
*Ω	Syngene International Ltd.	19,425	148,969
	Tamilnadu Petroproducts Ltd.	21,605	29,945
	Tanla Platforms Ltd.	4,410	104,124
*	TARC Ltd.	44,042	28,715
	Tata Chemicals Ltd.	54,499	688,132
	Tata Coffee Ltd.	25,162	73,734
	Tata Communications Ltd.	14,869	257,552
	Tata Consultancy Services Ltd.	68,829	3,474,011
	Tata Consumer Products Ltd.	127,023	1,243,193
	Tata Elxsi Ltd.	4,794	491,166
	Tata Metaliks Ltd.	5,683	63,908
*	Tata Motors Ltd.	667,548	4,603,189
	Tata Power Co. Ltd.	176,417	587,516
	Tata Steel Long Products Ltd.	7,583	76,830
	Tata Steel Ltd.	162,770	2,398,917
	TCI Express Ltd.	3,754	98,755
	TD Power Systems Ltd.	4,576	26,449
	Tech Mahindra Ltd.	113,369	2,269,083
	Techno Electric & Engineering Co. Ltd.	15,018	50,308
	Texmaco Rail & Engineering Ltd.	31,382	17,685
	Thermax Ltd.	5,791	160,526
	Thirumalai Chemicals Ltd.	17,134	60,960
*	Thomas Cook India Ltd.	36,462	32,816
Ω	Thyrocare Technologies Ltd.	4,402	57,332
	Tide Water Oil Co. India Ltd.	1,030	19,648
	Time Technoplast Ltd.	58,614	66,814
	Timken India Ltd.	3,329	86,380

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tinplate Co. of India Ltd.	10,194	$50,818
*	Titagarh Wagons Ltd.	9,019	13,672
	Titan Co. Ltd.	37,363	1,188,737
	Torrent Pharmaceuticals Ltd.	12,854	460,260
	Torrent Power Ltd.	39,877	291,952
	Transport Corp. of India Ltd.	10,050	94,830
	Trident Ltd.	564,080	468,417
	Triveni Engineering & Industries Ltd.	40,732	146,288
	Triveni Turbine Ltd.	9,284	25,341
	TTK Prestige Ltd.	10,200	131,861
	Tube Investments of India Ltd.	36,180	825,230
	TV Today Network Ltd.	13,324	70,809
*	TV18 Broadcast Ltd.	207,389	164,917
	TVS Motor Co. Ltd.	12,715	104,179
	TVS Srichakra Ltd.	1,447	39,159
*	UCO Bank	262,100	48,389
	Uflex Ltd.	11,771	80,605
	Ugro Capital Ltd.	3,949	11,873
	UltraTech Cement Ltd.	11,251	1,093,699
	Unichem Laboratories Ltd.	12,905	46,588
*	Union Bank of India Ltd.	277,818	178,043
	United Breweries Ltd.	2,372	51,685
*	United Spirits Ltd.	47,033	548,390
	UPL Ltd.	258,990	2,726,034
*	Usha Martin Ltd.	48,729	56,467
*	VA Tech Wabag Ltd.	12,652	53,753
	Vaibhav Global Ltd.	17,605	109,207
	Vakrangee Ltd.	221,710	117,541
	Vardhman Textiles Ltd.	7,051	229,212
*Ω	Varroc Engineering Ltd.	8,908	48,108
	Varun Beverages Ltd.	15,003	182,828
	Vedanta Ltd.	91,451	399,042
	Venky's India Ltd.	636	22,008
	Vesuvius India Ltd.	3,868	56,557
	V-Guard Industries Ltd.	29,973	86,990
	Vinati Organics Ltd.	9,924	262,993
	Vindhya Telelinks Ltd.	1,308	21,484
*	V-Mart Retail Ltd.	1,571	79,717
*	Vodafone Idea Ltd.	1,576,710	229,014
	Voltamp Transformers Ltd.	1,363	38,307
	VRL Logistics Ltd.	13,256	79,273
	VST Industries Ltd.	1,677	71,606
	VST Tillers Tractors Ltd.	509	21,095
	Welspun Corp. Ltd.	34,836	87,067
	Welspun Enterprises Ltd.	21,331	28,733
	Welspun India Ltd.	149,156	285,429
	West Coast Paper Mills Ltd.	14,627	47,535
	Wheels India Ltd.	1,952	18,737
	Whirlpool of India Ltd.	4,402	109,622
	Wipro Ltd.	135,883	1,049,868
*	Wockhardt Ltd.	14,169	74,939
*	Yes Bank Ltd.	644,005	115,435
	Zee Entertainment Enterprises Ltd.	268,611	1,050,251
*	Zee Media Corp. Ltd.	69,035	13,921
	Zensar Technologies Ltd.	22,420	126,351
	Zydus Wellness Ltd.	1,476	34,745
TOTAL INDIA			185,515,511

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	2,023,900	$174,286
	Adaro Energy Tbk PT	4,921,100	770,555
*	Adhi Karya Persero Tbk PT	754,695	43,741
*	Adi Sarana Armada Tbk PT	314,400	60,534
*	Agung Semesta Sejahtera Tbk PT	379,600	1,319
	AKR Corporindo Tbk PT	2,688,500	137,035
*	Alam Sutera Realty Tbk PT	5,422,500	55,582
	Aneka Tambang Tbk	1,586,546	197,934
*††	Armidian Karyatama Tbk PT	544,900	355
	Arwana Citramulia Tbk PT	174,600	10,321
	Ashmore Asset Management Indonesia Tbk PT	75,400	9,180
	Astra Agro Lestari Tbk PT	132,800	91,630
	Astra International Tbk PT	2,213,700	847,243
	Astra Otoparts Tbk PT	109,700	7,863
	Bank BTPN Syariah Tbk PT	441,200	107,368
*	Bank Bukopin Tbk PT	6,036,756	117,313
*	Bank Capital Indonesia Tbk PT	2,329,900	34,816
	Bank Central Asia Tbk PT	2,258,500	1,201,289
*	Bank China Construction Bank Indonesia Tbk PT	1,367,400	9,780
	Bank Mandiri Persero Tbk PT	1,155,600	605,544
*	Bank Mayapada International Tbk PT	759,400	26,385
	Bank Maybank Indonesia Tbk PT	971,000	20,675
*	Bank Nationalnobu Tbk PT	65,200	2,713
	Bank Negara Indonesia Persero Tbk PT	1,009,600	518,172
*	Bank Pan Indonesia Tbk PT	1,172,500	60,855
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	88,220
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	84,594
	Bank Rakyat Indonesia Persero Tbk PT	3,182,834	905,947
*	Bank Syariah Indonesia Tbk PT	561,000	60,344
*	Bank Tabungan Negara Persero Tbk PT	1,366,600	161,608
	Barito Pacific Tbk PT	4,801,400	298,326
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	14,758
	BFI Finance Indonesia Tbk PT	1,814,400	165,235
*	Bintang Oto Global Tbk PT	230,100	22,261
	Blue Bird Tbk PT	168,500	16,786
*	Buana Lintas Lautan Tbk PT	3,163,100	32,126
	Bukit Asam Tbk PT	1,380,500	274,908
*	Bumi Serpong Damai Tbk PT	2,039,100	129,396
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	7,519
*	Capital Financial Indonesia Tbk PT	924,300	35,098
	Charoen Pokphand Indonesia Tbk PT	1,500,000	659,104
Ω	Cikarang Listrindo Tbk PT	409,000	17,799
	Ciputra Development Tbk PT	4,754,247	290,536
*	Citra Marga Nusaphala Persada Tbk PT	166,518	19,660
*	Delta Dunia Makmur Tbk PT	2,924,600	51,387
	Dharma Satya Nusantara Tbk PT	1,024,000	42,775
*	Eagle High Plantations Tbk PT	4,013,600	20,322
*	Elang Mahkota Teknologi Tbk PT	1,536,600	192,671
	Elnusa Tbk PT	1,799,200	34,677
	Erajaya Swasembada Tbk PT	3,182,500	122,562
*	FKS Food Sejahtera Tbk PT	1,200,700	14,611
	Gajah Tunggal Tbk PT	847,000	36,563
*††	Garuda Indonesia Persero Tbk PT	2,201,200	12,742
	Garudafood Putra Putri Jaya Tbk PT	1,426,800	49,626
	Gudang Garam Tbk PT	138,300	295,160
*	Hanson International Tbk PT	36,338,700	0
	Harum Energy Tbk PT	128,600	95,566
	Impack Pratama Industri Tbk PT	109,200	20,591
	Indah Kiat Pulp & Paper Tbk PT	830,400	441,611

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Indika Energy Tbk PT	744,800	$108,538
	Indo Tambangraya Megah Tbk PT	156,500	235,859
	Indocement Tunggal Prakarsa Tbk PT	274,100	209,981
	Indofood CBP Sukses Makmur Tbk PT	387,300	235,459
	Indofood Sukses Makmur Tbk PT	1,595,300	703,524
	Indomobil Sukses Internasional Tbk PT	162,600	8,351
	Indosat Tbk PT	340,300	135,939
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,438,876	93,206
	Integra Indocabinet Tbk PT	388,200	21,095
*††	Inti Agri Resources Tbk PT	532,800	347
*	Intiland Development Tbk PT	2,720,500	27,847
	Japfa Comfeed Indonesia Tbk PT	2,060,300	239,678
*	Jasa Marga Persero Tbk PT	334,204	76,646
	Jaya Real Property Tbk PT	1,298,300	44,777
	Kalbe Farma Tbk PT	4,324,400	494,022
*	Kapuas Prima Coal Tbk PT	1,002,500	6,283
*	Kawasan Industri Jababeka Tbk PT	3,773,910	42,089
*	KMI Wire & Cable Tbk PT	513,700	9,800
*	Krakatau Steel Persero Tbk PT	1,204,811	29,955
*	Kresna Graha Investama Tbk PT	1,585,300	8,572
	Link Net Tbk PT	322,400	99,113
	Lippo Cikarang Tbk PT	725,340	64,283
*	Lippo Karawaci Tbk PT	10,772,700	99,056
*	Malindo Feedmill Tbk PT	521,400	23,819
*	Map Aktif Adiperkasa PT	120,300	19,941
	Matahari Department Store Tbk PT	232,800	61,540
	Mayora Indah Tbk PT	981,400	127,958
*	Medco Energi Internasional Tbk PT	5,409,600	210,519
	Media Nusantara Citra Tbk PT	2,123,400	126,026
	Medikaloka Hermina Tbk PT	1,206,100	91,948
*	Mega Manunggal Property Tbk PT	404,800	13,156
*	Merdeka Copper Gold Tbk PT	223,300	57,085
*	Metro Healthcare Indonesia Tbk PT	883,300	32,588
	Metrodata Electronics Tbk PT	1,934,000	90,859
*	Mitra Adiperkasa Tbk PT	3,535,200	192,560
	Mitra Keluarga Karyasehat Tbk PT	492,500	86,532
	Mitra Pinasthika Mustika Tbk PT	324,700	22,493
*	MNC Land Tbk PT	9,154,600	57,957
*	MNC Vision Networks Tbk PT	1,196,200	11,216
*	Multipolar Tbk PT	626,200	9,203
	Nippon Indosari Corpindo Tbk PT	326,544	30,566
	Pabrik Kertas Tjiwi Kimia Tbk PT	358,800	176,045
*	Pacific Strategic Financial Tbk PT	445,200	32,664
*	Pakuwon Jati Tbk PT	6,004,200	180,477
*	Panin Financial Tbk PT	5,284,100	63,533
*	Perusahaan Gas Negara Tbk PT	1,577,700	152,706
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	122,338
*††	Pool Advista Indonesia Tbk PT	107,000	70
*	PP Persero Tbk PT	1,316,763	86,035
	Puradelta Lestari Tbk PT	2,101,200	27,340
*	Ramayana Lestari Sentosa Tbk PT	717,500	32,269
*††	Rimo International Lestari Tbk PT	17,222,700	11,227
	Salim Ivomas Pratama Tbk PT	1,294,900	41,132
	Samudera Indonesia Tbk PT	161,400	10,446
	Sarana Menara Nusantara Tbk PT	2,832,900	202,475
	Sariguna Primatirta Tbk PT	530,300	15,631
	Sawit Sumbermas Sarana Tbk PT	1,734,600	121,565
	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	49,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Semen Baturaja Persero Tbk PT	339,600	$13,026
	Semen Indonesia Persero Tbk PT	793,000	373,481
	Siloam International Hospitals Tbk PT	95,646	55,050
*	Smartfren Telecom Tbk PT	5,742,200	32,439
*††	Sri Rejeki Isman Tbk PT	5,584,400	21,259
	Steel Pipe Industry of Indonesia PT	871,300	21,966
	Sumber Alfaria Trijaya Tbk PT	277,000	22,491
*	Summarecon Agung Tbk PT	3,451,323	164,105
*	Surya Citra Media Tbk PT	7,115,000	145,042
*	Surya Esa Perkasa Tbk PT	1,460,200	60,595
*	Surya Semesta Internusa Tbk PT	2,170,500	61,158
	Telkom Indonesia Persero Tbk PT	1,328,300	389,027
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	6,000	178,380
*	Timah Tbk PT	691,000	66,839
*††	Tiphone Mobile Indonesia Tbk PT	985,400	1,554
	Tower Bersama Infrastructure Tbk PT	2,037,500	410,332
*††	Trada Alam Minera Tbk PT	8,033,600	5,237
	Tunas Baru Lampung Tbk PT	1,230,000	66,939
	Unilever Indonesia Tbk PT	523,000	147,094
	United Tractors Tbk PT	558,300	902,682
	Vale Indonesia Tbk PT	444,800	147,139
*	Waskita Beton Precast Tbk PT	2,948,500	19,476
*	Waskita Karya Persero Tbk PT	3,327,686	136,005
	Wijaya Karya Beton Tbk PT	1,250,300	19,523
*	Wijaya Karya Persero Tbk PT	1,387,034	100,624
	XL Axiata Tbk PT	1,891,000	439,035
TOTAL INDONESIA			19,413,941
IRELAND — (0.6%)
*	AIB Group PLC	242,041	639,301
*	Bank of Ireland Group PLC	337,989	2,278,005
	Cairn Homes PLC	233,312	326,597
	CRH PLC, Sponsored ADR	191,724	9,664,807
*	Dalata Hotel Group PLC	19,505	93,038
*	FBD Holdings PLC	12,798	148,064
*	Flutter Entertainment PLC	10,298	1,569,120
	Glanbia PLC	34,235	470,222
*Ω	Glenveagh Properties PLC	140,109	192,324
*	Irish Continental Group PLC	44,851	223,146
	Kerry Group PLC, Class A	5,661	713,272
	Kingspan Group PLC	37,303	3,590,676
*	Permanent TSB Group Holdings PLC	27,099	51,269
	Smurfit Kappa Group PLC	85,945	4,529,785
TOTAL IRELAND			24,489,626
ISRAEL — (0.7%)
	Adgar Investment & Development Ltd.	12,310	29,714
	Afcon Holdings Ltd.	747	51,150
	AFI Properties Ltd.	4,496	287,742
	Africa Israel Residences Ltd.	1,148	81,065
*	Airport City Ltd.	22,503	548,556
*	Allot Ltd.	4,114	37,819
	Alony Hetz Properties & Investments Ltd.	21,217	396,351
*	Alrov Properties & Lodgings Ltd.	2,314	142,427
	Amot Investments Ltd.	32,080	272,189
	Arad Ltd.	2,793	44,167
	Ashtrom Group Ltd.	7,341	205,651
	Atreyu Capital Markets Ltd.	1	20

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	AudioCodes Ltd.	3,940	$116,703
	Aura Investments Ltd.	11,985	30,684
	Automatic Bank Services Ltd.	1,458	12,284
*	Avgol Industries 1953 Ltd.	27,468	23,550
*	Azorim-Investment Development & Construction Co. Ltd.	31,669	195,187
	Azrieli Group Ltd.	2,640	238,696
	Bank Hapoalim BM	56,267	583,924
	Bank Leumi Le-Israel BM	142,963	1,533,277
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	26,430
*	Bezeq The Israeli Telecommunication Corp. Ltd.	185,859	319,944
	Big Shopping Centers Ltd.	1,233	198,132
*	BioLine RX Ltd.	86,003	10,854
	Blue Square Real Estate Ltd.	1,087	98,466
#*	Brack Capital Properties NV	732	121,568
*	Camtek Ltd.	7,144	256,503
	Carasso Motors Ltd.	9,001	61,452
*	Castro Model Ltd.	312	10,828
*	Cellcom Israel Ltd.	34,646	204,256
*	Ceragon Networks Ltd.	10,169	23,389
*	Clal Insurance Enterprises Holdings Ltd.	13,829	324,812
*	Compugen Ltd.	2,509	8,823
	Danel Adir Yeoshua Ltd.	1,378	328,709
	Delek Automotive Systems Ltd.	11,971	183,544
*	Delek Group Ltd.	2,785	314,537
	Delta Galil Industries Ltd.	6,471	404,770
	Dor Alon Energy in Israel 1988 Ltd.	1,754	53,741
	Duniec Brothers Ltd.	333	24,377
#	Elbit Systems Ltd.	3,277	544,572
#	Electra Consumer Products 1970 Ltd.	5,498	346,174
	Electra Ltd.	739	538,780
	Electra Real Estate Ltd.	4,747	103,951
	Energix-Renewable Energies Ltd.	18,849	75,216
*	Enlight Renewable Energy Ltd.	70,874	159,945
*	Equital Ltd.	10,355	455,618
*	Fattal Holdings 1998 Ltd.	341	41,062
	First International Bank of Israel Ltd.	16,458	685,210
	FMS Enterprises Migun Ltd.	1,064	32,417
	Formula Systems 1985 Ltd.	5,016	564,460
	Fox Wizel Ltd.	4,827	937,877
	Gav-Yam Lands Corp. Ltd.	28,800	366,321
	Gilat Satellite Networks Ltd.	6,757	52,247
	Hadera Paper Ltd.	1,607	112,402
	Harel Insurance Investments & Financial Services Ltd.	45,066	523,691
	Hilan Ltd.	4,774	307,697
	ICL Group Ltd.	77,014	696,477
	IDI Insurance Co. Ltd.	2,187	79,896
	IES Holdings Ltd.	386	40,919
	Ilex Medical Ltd.	1,150	61,636
	Inrom Construction Industries Ltd.	18,124	89,609
	Isracard Ltd.	45,780	253,719
	Israel Canada T.R Ltd.	18,128	112,763
	Israel Discount Bank Ltd., Class A	151,789	1,017,874
	Israel Land Development - Urban Renewal Ltd.	4,029	67,777
	Isras Investment Co. Ltd.	320	83,125
*	Issta Lines Ltd.	500	16,445
*	Kamada Ltd.	4,981	30,201
	Kardan Real Estate Enterprise & Development Ltd.	14,765	28,964
	Kenon Holdings Ltd.	4,298	241,628
	Kerur Holdings Ltd.	1,856	52,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Klil Industries Ltd.	492	$47,225
	Levinstein Properties Ltd.	621	26,724
	M Yochananof & Sons Ltd.	1,237	93,596
	Magic Software Enterprises Ltd.	5,702	109,476
	Malam - Team Ltd.	2,210	74,455
	Matrix IT Ltd.	10,705	299,255
	Maytronics Ltd.	16,769	359,363
	Mediterranean Towers Ltd.	17,620	54,364
	Mega Or Holdings Ltd.	4,172	189,900
*	Mehadrin Ltd.	232	13,567
	Meitav Dash Investments Ltd.	8,052	41,536
*	Melisron Ltd.	3,680	324,201
	Menora Mivtachim Holdings Ltd.	12,951	318,337
	Meshulam Levinstein Contracting & Engineering Ltd.	113	15,429
	Migdal Insurance & Financial Holdings Ltd.	135,296	239,615
	Mivne Real Estate KD Ltd.	60,197	257,395
	Mivtach Shamir Holdings Ltd.	2,452	84,799
	Mizrahi Tefahot Bank Ltd.	33,547	1,296,825
*	Naphtha Israel Petroleum Corp. Ltd.	22,374	178,992
	Nawi Brothers Ltd.	5,014	47,823
*	Neto Malinda Trading Ltd.	1,911	76,839
	Neto ME Holdings Ltd.	612	36,132
#*	Nice Ltd.	1,982	507,348
#*	Nice Ltd., Sponsored ADR	305	78,098
*	Nova Ltd.	7,775	909,928
	Novolog Ltd.	59,987	59,653
*	Oil Refineries Ltd.	830,008	274,346
	One Software Technologies Ltd.	11,900	208,104
#*	OPC Energy Ltd.	14,572	171,188
*	Partner Communications Co. Ltd.	84,067	748,989
*	Paz Oil Co. Ltd.	3,147	447,639
	Peninsula Group Ltd.	11,780	11,309
*	Perion Network Ltd.	4,398	87,023
	Phoenix Holdings Ltd.	43,266	516,557
	Plasson Industries Ltd.	1,820	136,263
	Prashkovsky Investments & Construction Ltd.	1,523	69,161
*	Priortech Ltd.	2,831	90,479
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,199	176,479
	Scope Metals Group Ltd.	3,658	153,436
	Shapir Engineering & Industry Ltd.	38,800	374,354
#*	Shikun & Binui Ltd.	112,999	730,275
	Shufersal Ltd.	36,792	346,055
	Strauss Group Ltd.	8,386	278,205
*	Summit Real Estate Holdings Ltd.	15,262	378,258
	Suny Cellular Communication Ltd.	31,041	15,695
	Tadiran Group Ltd.	1,079	161,198
	Tel Aviv Stock Exchange Ltd.	2,128	13,758
	Telsys Ltd.	290	14,956
*	Tera Light Ltd.	12,951	31,468
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	148,623	1,252,892
	Tiv Taam Holdings 1 Ltd.	13,551	46,542
*	Tower Semiconductor Ltd.	29,264	1,005,218
	Victory Supermarket Chain Ltd.	1,508	32,790
#	Vitania Ltd.	1,561	15,308
	YH Dimri Construction & Development Ltd.	757	79,044
TOTAL ISRAEL			30,135,357
ITALY — (1.7%)
	A2A SpA	601,238	1,142,102

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ACEA SpA	30,050	$607,325
	Amplifon SpA	40,539	1,723,154
Ω	Anima Holding SpA	103,681	524,404
*	Arnoldo Mondadori Editore SpA	66,336	152,770
	Ascopiave SpA	27,198	111,100
	Assicurazioni Generali SpA	111,193	2,340,028
*	Atlantia SpA	68,315	1,267,604
	Autostrade Meridionali SpA	137	4,134
	Avio SpA	4,330	51,582
	Azimut Holding SpA	45,235	1,216,778
	Banca Generali SpA	27,309	1,099,885
	Banca IFIS SpA	10,751	215,766
	Banca Mediolanum SpA	42,158	409,814
#*	Banca Monte dei Paschi di Siena SpA	520	537
	Banca Popolare di Sondrio SCPA	183,166	770,438
	Banca Profilo SpA	46,449	11,022
#Ω	Banca Sistema SpA	18,647	43,111
	Banco BPM SpA	643,041	2,004,718
	Banco di Desio e della Brianza SpA	16,694	56,457
	Be Shaping The Future SpA	35,768	101,508
	BF SpA	2,936	11,908
Ω	BFF Bank SpA	47,549	363,557
*	Biesse SpA	1,288	33,417
	BPER Banca	354,637	746,591
	Brembo SpA	37,656	500,640
*	Brunello Cucinelli SpA	11,657	676,959
	Buzzi Unicem SpA	24,375	508,981
	Cairo Communication SpA	27,066	58,259
Ω	Carel Industries SpA	4,807	115,733
	Cementir Holding NV	15,517	136,809
*	CIR SpA-Compagnie Industriali	117,371	55,785
	CNH Industrial NV	156,507	2,385,494
	Credito Emiliano SpA	35,737	246,507
	Danieli & C Officine Meccaniche SpA	14,987	268,459
	Danieli & C Officine Meccaniche SpA	7,008	190,619
	Davide Campari-Milano NV	499	6,265
	De' Longhi SpA	9,270	319,458
	DeA Capital SpA	39,122	59,125
	DiaSorin SpA	6,986	1,076,971
*	Elica SpA	3,965	15,209
	Emak SpA	23,116	51,624
	Enel SpA	435,419	3,351,247
	Eni SpA	201,834	3,031,787
	ERG SpA	22,428	654,000
	Esprinet SpA	9,068	124,319
#*	Eurotech SpA	8,670	48,811
	Ferrari NV	9,208	2,122,238
#*	Fincantieri SpA	173,288	110,944
	FinecoBank Banca Fineco SpA	74,370	1,250,328
#*	FNM SpA	63,935	42,481
*	Garofalo Health Care SpA	1,777	9,777
	Gefran SpA	1,857	22,387
	Gruppo MutuiOnline SpA	9,721	462,699
	Hera SpA	303,423	1,261,443
*	Illimity Bank SpA	14,149	207,030
*	IMMSI SpA	88,096	41,977
#Ω	Infrastrutture Wireless Italiane SpA	39,588	426,854
*	Intek Group SpA	29,824	15,539
	Interpump Group SpA	15,584	962,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Intesa Sanpaolo SpA	1,170,618	$3,478,888
	Iren SpA	159,197	478,929
	Italgas SpA	133,957	888,725
	Italmobiliare SpA	5,062	181,095
*	Iveco Group NV	31,301	333,018
*	IVS Group SA	3,130	20,400
*	Juventus Football Club SpA	314,600	134,480
	La Doria SpA	7,923	146,891
*	Leonardo SpA	136,003	982,320
	Maire Tecnimont SpA	50,309	240,268
	Mediobanca Banca di Credito Finanziario SpA	168,269	1,927,793
*	MFE-MediaForEurope NV, Class A	217,571	180,390
	MFE-MediaForEurope NV, Class B	217,571	277,628
#	Moncler SpA	27,682	1,776,618
*	Newlat Food SpA	3,045	25,168
#*Ω	Nexi SpA	6,243	91,319
	Orsero SpA	1,392	17,618
*Ω	OVS SpA	69,768	193,847
	Pharmanutra SpA	643	47,720
	Piaggio & C SpA	94,601	302,831
Ω	Pirelli & C SpA	122,285	864,585
Ω	Poste Italiane SpA	85,475	1,147,297
*	Prima Industrie SpA	1,946	41,368
	Prysmian SpA	29,394	991,210
Ω	RAI Way SpA	37,554	213,386
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,215,421
	Reply SpA	5,731	963,098
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	56,747
	Sabaf SpA	2,401	66,728
#	SAES Getters SpA	565	15,620
	SAES Getters SpA	706	13,517
#*	Saipem SpA	192,213	294,010
#*	Saras SpA	206,603	129,580
	Sesa SpA	2,079	376,022
	SIT SpA	1,852	19,809
	Snam SpA	113,397	635,440
*	Sogefi SpA	29,462	39,805
	SOL SpA	12,728	272,258
	Stellantis NV	59,198	1,143,046
	Tamburi Investment Partners SpA	29,116	296,444
Ω	Technogym SpA	34,456	294,064
	Telecom Italia SpA	1,752,440	825,889
	Telecom Italia SpA	1,355,110	605,147
	Telecom Italia SpA, Sponsored ADR	8,643	40,622
	Tenaris SA	46,891	572,394
	Tenaris SA, ADR	28,235	688,369
	Terna - Rete Elettrica Nazionale	137,860	1,083,223
	Tinexta SpA	6,776	240,707
*	Tod's SpA	2,352	126,765
	TXT e-solutions SpA	1,853	18,504
	UniCredit SpA	271,509	4,315,205
#Ω	Unieuro SpA	3,863	82,716
	Unipol Gruppo SpA	170,742	960,549
	UnipolSai Assicurazioni SpA	160,496	468,600
#	Webuild SpA	76,708	160,681
	YD More Investments Ltd.	5,034	23,214
	Zignago Vetro SpA	7,898	136,773
TOTAL ITALY			66,993,595

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (13.9%)
	77 Bank Ltd.	20,800	$275,277
	A&A Material Corp.	1,900	14,812
	A&D Co. Ltd.	11,800	100,968
	ABC-Mart, Inc.	1,300	59,357
	Abist Co. Ltd.	700	17,641
*	Access Co. Ltd.	7,900	39,651
	Achilles Corp.	6,100	65,716
	Acom Co. Ltd.	82,300	230,983
	AD Works Group Co. Ltd.	13,910	16,726
#	Adastria Co. Ltd.	11,700	175,301
	ADEKA Corp.	37,900	822,314
	Ad-sol Nissin Corp.	1,600	22,012
	Advan Group Co. Ltd.	6,600	55,249
	Advance Create Co. Ltd.	3,600	32,665
	Advantage Risk Management Co. Ltd.	2,200	14,943
	Advantest Corp.	17,400	1,480,958
#	Adventure, Inc.	600	33,406
	Aeon Co. Ltd.	65,024	1,481,711
#	Aeon Delight Co. Ltd.	9,500	257,120
	Aeon Fantasy Co. Ltd.	1,800	30,198
	AEON Financial Service Co. Ltd.	40,600	426,112
#	Aeon Hokkaido Corp.	9,900	92,261
	Aeon Mall Co. Ltd.	17,800	257,325
	Aeria, Inc.	8,000	25,340
	AFC-HD AMS Life Science Co. Ltd.	4,100	26,403
	AGC, Inc.	36,100	1,656,823
	Agro-Kanesho Co. Ltd.	1,800	19,476
#	Ahresty Corp.	9,600	31,821
	Ai Holdings Corp.	5,200	80,590
*	AI inside, Inc.	400	15,551
	Aica Kogyo Co. Ltd.	4,600	126,734
	Aichi Bank Ltd.	3,300	138,528
	Aichi Corp.	12,600	89,283
	Aichi Steel Corp.	4,600	103,495
	Aichi Tokei Denki Co. Ltd.	3,600	57,480
	Aida Engineering Ltd.	21,800	199,443
#	Aiful Corp.	103,400	310,568
	Ain Holdings, Inc.	10,200	524,288
	Ainavo Holdings Co. Ltd.	800	7,047
	Aiphone Co. Ltd.	4,500	85,407
	Air Water, Inc.	64,700	986,186
	Airport Facilities Co. Ltd.	10,500	49,923
	Aisan Industry Co. Ltd.	22,700	136,411
	Aisin Corp.	32,200	1,169,278
	Aizawa Securities Group Co. Ltd.	12,600	99,892
	Ajinomoto Co., Inc.	32,900	917,959
	Ajis Co. Ltd.	2,100	47,842
	Akatsuki Corp.	4,600	14,157
	Akatsuki, Inc.	2,400	55,958
*	Akebono Brake Industry Co. Ltd.	43,900	65,415
	Akita Bank Ltd.	5,900	88,824
	Albis Co. Ltd.	2,900	54,937
	Alconix Corp.	11,500	134,490
	Alfresa Holdings Corp.	38,800	553,244
	Alinco, Inc.	8,800	73,059
#	Alleanza Holdings Co. Ltd.	4,100	38,349
	Alpen Co. Ltd.	7,200	125,227
	Alpha Corp.	3,000	28,283
	Alpha Systems, Inc.	1,600	50,503

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	71,844	$783,564
	Alps Logistics Co. Ltd.	1,900	16,501
#	Altech Corp.	6,710	105,434
	Amada Co. Ltd.	80,000	774,520
	Amano Corp.	16,400	328,974
	Amiyaki Tei Co. Ltd.	1,600	39,782
	Amuse, Inc.	800	14,104
*	ANA Holdings, Inc.	9,900	209,066
	Anabuki Kosan, Inc.	1,900	31,933
	Anest Iwata Corp.	8,600	58,131
	Anicom Holdings, Inc.	4,600	29,209
#	Anritsu Corp.	11,800	162,945
	AOI Electronics Co. Ltd.	2,000	38,589
	AOKI Holdings, Inc.	19,000	96,997
#	Aomori Bank Ltd.	8,200	136,432
*	Aoyama Trading Co. Ltd.	17,800	105,176
	Aoyama Zaisan Networks Co. Ltd.	4,000	44,588
	Aozora Bank Ltd.	29,600	665,494
	Apaman Co. Ltd.	3,200	13,026
	Arakawa Chemical Industries Ltd.	6,700	67,547
	Arata Corp.	4,400	153,701
#	Arcland Service Holdings Co. Ltd.	4,000	75,920
	Arcs Co. Ltd.	19,100	359,028
	Arealink Co. Ltd.	5,300	67,137
	Argo Graphics, Inc.	3,400	92,837
	Arisawa Manufacturing Co. Ltd.	10,600	92,151
	ARTERIA Networks Corp.	3,300	39,100
	Artnature, Inc.	9,700	59,132
#	ArtSpark Holdings, Inc.	16,000	99,800
#*	Aruhi Corp.	12,900	129,399
	As One Corp.	1,000	49,547
	Asahi Broadcasting Group Holdings Corp.	4,500	27,491
#	Asahi Co. Ltd.	6,500	79,423
	Asahi Diamond Industrial Co. Ltd.	23,700	125,647
	Asahi Group Holdings Ltd.	39,800	1,624,664
	Asahi Holdings, Inc.	36,200	701,386
	Asahi Intecc Co. Ltd.	8,800	150,137
	Asahi Kasei Corp.	296,500	2,928,804
#	Asahi Kogyosha Co. Ltd.	1,500	37,286
#	Asahi Net, Inc.	3,700	19,404
	Asahi Yukizai Corp.	7,200	111,932
	Asante, Inc.	1,900	27,068
	Asanuma Corp.	4,000	189,149
*	Ashimori Industry Co. Ltd.	1,900	15,495
	Asia Pile Holdings Corp.	14,000	53,865
	Asics Corp.	9,800	190,273
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	43,740
	ASKUL Corp.	9,400	114,724
	Astellas Pharma, Inc.	55,300	892,573
#	Astena Holdings Co. Ltd.	11,000	37,054
	Asti Corp.	1,300	19,802
*	Atrae, Inc.	1,300	22,351
*	Atsugi Co. Ltd.	9,100	42,970
	Aucnet, Inc.	2,400	31,743
	Autobacs Seven Co. Ltd.	21,000	254,654
	Aval Data Corp.	2,400	53,321
	Avant Corp.	5,000	44,344
	Avantia Co. Ltd.	4,700	33,899
	Avex, Inc.	17,500	196,163

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Awa Bank Ltd.	12,800	$252,016
	Axell Corp.	2,300	22,841
	Axial Retailing, Inc.	8,500	241,916
	Azbil Corp.	6,400	251,377
	Bandai Namco Holdings, Inc.	20,300	1,426,849
	Bando Chemical Industries Ltd.	14,200	107,965
	Bank of Iwate Ltd.	6,900	114,194
	Bank of Kochi Ltd.	4,100	27,583
	Bank of Kyoto Ltd.	14,600	680,691
	Bank of Nagoya Ltd.	5,100	132,410
	Bank of Saga Ltd.	6,800	89,818
	Bank of the Ryukyus Ltd.	14,500	101,072
	Bank of Toyama Ltd.	700	11,954
	Baroque Japan Ltd.	7,100	55,500
	Base Co. Ltd.	400	14,293
	BayCurrent Consulting, Inc.	2,700	1,024,700
	Beauty Garage, Inc.	500	12,461
	Beenos, Inc.	2,100	33,315
	Belc Co. Ltd.	5,500	258,251
	Bell System24 Holdings, Inc.	17,200	212,417
	Belluna Co. Ltd.	24,700	156,297
	Benefit One, Inc.	15,300	465,324
	Benesse Holdings, Inc.	12,500	243,778
	BeNext-Yumeshin Group Co.	16,091	219,505
#*	Bengo4.com, Inc.	900	37,846
#	Bic Camera, Inc.	19,900	173,822
#	B-Lot Co. Ltd.	2,200	9,045
	BML, Inc.	8,000	243,148
	Bookoff Group Holdings Ltd.	3,100	27,656
	Bourbon Corp.	700	13,821
	BP Castrol KK	2,900	32,959
#	Br Holdings Corp.	10,200	32,171
*	BrainPad, Inc.	1,100	10,739
	Bridgestone Corp.	46,800	2,049,429
	Broadleaf Co. Ltd.	32,400	98,895
#*	Broadmedia Corp.	2,119	16,040
#	Broccoli Co. Ltd.	1,000	9,821
	Brother Industries Ltd.	62,300	1,147,321
	Bull-Dog Sauce Co. Ltd.	3,500	59,810
	Bunka Shutter Co. Ltd.	24,700	225,905
	BuySell Technologies Co. Ltd.	900	19,793
	C Uyemura & Co. Ltd.	800	39,518
	CAC Holdings Corp.	2,100	24,169
	Calbee, Inc.	17,200	395,905
#	Can Do Co. Ltd.	190	3,259
	Canare Electric Co. Ltd.	700	9,227
	Canon Electronics, Inc.	8,800	124,452
	Canon Marketing Japan, Inc.	14,100	287,979
#	Canon, Inc., Sponsored ADR	1,500	35,580
	Canon, Inc.	45,900	1,085,568
	Capcom Co. Ltd.	32,100	774,918
	Careerlink Co. Ltd.	1,800	25,566
	Carenet, Inc.	3,500	24,256
	Carlit Holdings Co. Ltd.	8,400	49,604
#	Casa, Inc.	2,200	15,885
	Casio Computer Co. Ltd.	19,300	241,383
	Cawachi Ltd.	7,300	146,816
#	CDS Co. Ltd.	1,800	24,999
	Central Automotive Products Ltd.	3,900	85,127

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co. Ltd.	15,900	$294,997
	Central Japan Railway Co.	4,300	564,206
	Central Security Patrols Co. Ltd.	2,100	42,086
	Central Sports Co. Ltd.	2,600	55,127
	Ceres, Inc.	1,500	24,685
	Charm Care Corp. KK	3,200	32,033
	Chiba Bank Ltd.	63,300	409,214
	Chiba Kogyo Bank Ltd.	17,300	41,382
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	83,921
#	Chino Corp.	3,100	44,439
	Chiyoda Co. Ltd.	7,300	48,806
*	Chiyoda Corp.	25,900	76,456
	Chiyoda Integre Co. Ltd.	5,600	89,560
	Chofu Seisakusho Co. Ltd.	9,200	157,710
	Chori Co. Ltd.	5,000	77,095
	Chubu Electric Power Co., Inc.	35,500	355,564
	Chubu Shiryo Co. Ltd.	10,900	96,868
	Chudenko Corp.	11,500	212,416
	Chuetsu Pulp & Paper Co. Ltd.	3,200	27,315
	Chugai Pharmaceutical Co. Ltd.	9,600	311,806
	Chugai Ro Co. Ltd.	2,300	32,339
	Chugoku Bank Ltd.	56,500	460,747
	Chugoku Electric Power Co., Inc.	31,600	248,364
	Chugoku Marine Paints Ltd.	12,500	100,294
	Chukyo Bank Ltd.	5,000	72,769
	Chuo Spring Co. Ltd.	8,000	52,444
	CI Takiron Corp.	19,100	91,648
	Citizen Watch Co. Ltd.	101,600	434,891
	CK-San-Etsu Co. Ltd.	1,500	51,938
	Cleanup Corp.	10,500	48,845
	CMIC Holdings Co. Ltd.	8,000	103,534
*	CMK Corp.	19,100	94,558
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	440,182
	COLOPL, Inc.	2,500	13,766
	Computer Engineering & Consulting Ltd.	8,400	78,529
	COMSYS Holdings Corp.	18,805	447,450
	Comture Corp.	7,800	190,315
	Concordia Financial Group Ltd.	247,117	1,015,491
	CONEXIO Corp.	10,700	129,156
*	COOKPAD, Inc.	2,900	6,219
	Core Corp.	1,800	23,916
#	Corona Corp.	5,700	44,049
	Cosel Co. Ltd.	8,100	57,901
	Cosmo Energy Holdings Co. Ltd.	22,400	450,325
	Cosmos Initia Co. Ltd.	5,600	20,849
	Cosmos Pharmaceutical Corp.	2,800	349,677
	Cota Co. Ltd.	1,903	26,038
#	CRE, Inc.	1,100	16,209
	Create Medic Co. Ltd.	3,600	30,451
	Create Restaurants Holdings, Inc.	24,400	156,397
	Create SD Holdings Co. Ltd.	12,000	323,870
	Credit Saison Co. Ltd.	66,600	743,409
	Creek & River Co. Ltd.	4,300	67,208
	Cresco Ltd.	3,000	46,579
	CTI Engineering Co. Ltd.	4,900	102,319
	CTS Co. Ltd.	8,900	60,181
#	Cube System, Inc.	1,400	11,334
	Curves Holdings Co. Ltd.	7,200	43,943
	CyberAgent, Inc.	56,000	652,972

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybernet Systems Co. Ltd.	1,500	$8,374
	Cybozu, Inc.	7,100	88,075
	Dai Nippon Printing Co. Ltd.	28,800	691,348
	Dai Nippon Toryo Co. Ltd.	9,200	64,577
	Daibiru Corp.	8,600	165,193
	Daicel Corp.	64,700	477,252
	Dai-Dan Co. Ltd.	5,800	114,111
	Daido Kogyo Co. Ltd.	4,700	37,542
	Daido Metal Co. Ltd.	19,800	108,339
	Daido Steel Co. Ltd.	10,500	405,755
	Daifuku Co. Ltd.	5,500	381,836
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	35,998
	Daihen Corp.	6,800	243,014
	Daiho Corp.	7,800	248,817
	Dai-Ichi Cutter Kogyo KK	5,000	60,646
	Daiichi Jitsugyo Co. Ltd.	3,600	131,302
	Daiichi Kensetsu Corp.	1,800	27,836
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	50,585
	Dai-ichi Life Holdings, Inc.	55,500	1,249,275
	Daiichi Sankyo Co. Ltd.	10,900	244,923
	Daiichikosho Co. Ltd.	6,100	172,850
	Daiken Corp.	5,500	101,435
	Daiken Medical Co. Ltd.	4,500	20,576
	Daiki Aluminium Industry Co. Ltd.	18,800	257,944
	Daiki Axis Co. Ltd.	3,000	17,721
	Daikin Industries Ltd.	13,500	2,834,245
	Daikoku Denki Co. Ltd.	4,300	45,261
	Daikokutenbussan Co. Ltd.	3,200	125,669
	Daikyonishikawa Corp.	19,900	102,867
	Dainichi Co. Ltd.	4,700	29,543
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	100,777
	Daio Paper Corp.	32,500	528,770
*	Daiohs Corp.	1,300	11,288
	Daiseki Co. Ltd.	7,920	317,279
	Daiseki Eco. Solution Co. Ltd.	1,200	12,357
	Daishi Hokuetsu Financial Group, Inc.	14,450	335,058
#	Daishinku Corp.	10,400	114,693
	Daisue Construction Co. Ltd.	3,800	43,108
#	Daito Bank Ltd.	4,300	27,781
	Daito Pharmaceutical Co. Ltd.	7,350	178,282
	Daito Trust Construction Co. Ltd.	11,100	1,272,799
	Daitron Co. Ltd.	3,300	57,234
	Daiwa House Industry Co. Ltd.	102,600	2,994,192
	Daiwa Industries Ltd.	11,800	116,192
	Daiwa Securities Group, Inc.	183,100	1,103,305
	Daiwabo Holdings Co. Ltd.	43,000	614,795
	DATA HORIZON Co. Ltd.	700	8,635
	DCM Holdings Co. Ltd.	49,200	466,958
	Dear Life Co. Ltd.	11,300	51,711
	DeNA Co. Ltd.	22,800	354,543
	Denka Co. Ltd.	36,500	1,285,466
#	Densan System Holdings Co. Ltd.	3,700	83,803
	Denso Corp.	16,700	1,246,382
	Dentsu Group, Inc.	22,200	768,825
	Denyo Co. Ltd.	6,100	89,749
	Dexerials Corp.	29,700	816,681
	DIC Corp.	38,800	995,425
	Digital Arts, Inc.	3,900	229,779
	Digital Garage, Inc.	7,100	251,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Hearts Holdings Co. Ltd.	4,100	$61,770
*	Digital Holdings, Inc.	5,700	64,335
	Digital Information Technologies Corp.	1,400	14,459
	Dip Corp.	10,400	329,258
	Disco Corp.	1,200	329,944
	DKK Co. Ltd.	3,400	68,994
	DKK-Toa Corp.	1,900	14,958
	DKS Co. Ltd.	4,500	115,831
	DMG Mori Co. Ltd.	43,000	682,315
	Doshisha Co. Ltd.	6,800	90,049
	Double Standard, Inc.	1,200	25,370
#	Doutor Nichires Holdings Co. Ltd.	14,300	199,190
	Dowa Holdings Co. Ltd.	21,395	927,554
*	Drecom Co. Ltd.	4,400	15,990
	DTS Corp.	16,400	349,961
	Duskin Co. Ltd.	9,800	235,510
	Dvx, Inc.	3,100	27,550
#	DyDo Group Holdings, Inc.	4,400	181,789
	Dynic Corp.	3,300	20,564
	Eagle Industry Co. Ltd.	12,100	116,013
	Earth Corp.	3,400	173,281
	East Japan Railway Co.	9,000	513,926
	Ebara Corp.	21,600	1,058,651
	Ebara Foods Industry, Inc.	2,300	56,475
	Ebara Jitsugyo Co. Ltd.	3,800	71,589
	Ebase Co. Ltd.	6,400	28,447
#	Eco's Co. Ltd.	4,900	87,051
	EDION Corp.	34,400	321,014
	EF-ON, Inc.	9,860	45,598
	eGuarantee, Inc.	5,700	93,786
	E-Guardian, Inc.	3,400	83,566
	Ehime Bank Ltd.	14,600	117,924
	Eidai Co. Ltd.	11,700	31,007
	Eiken Chemical Co. Ltd.	8,400	125,916
	Eisai Co. Ltd.	9,800	490,833
	Eizo Corp.	7,000	240,762
	EJ Holdings, Inc.	1,100	11,145
	Elan Corp.	7,200	63,331
	Elecom Co. Ltd.	13,000	157,343
	Electric Power Development Co. Ltd.	15,100	198,147
	Elematec Corp.	8,800	79,954
	Endo Lighting Corp.	5,800	51,116
	ENEOS Holdings, Inc.	695,200	2,768,721
	Enigmo, Inc.	6,600	35,724
	en-japan, Inc.	10,600	255,482
	Enomoto Co. Ltd.	2,000	30,220
	Enplas Corp.	2,500	63,409
#	Enshu Ltd.	3,500	18,342
	Ensuiko Sugar Refining Co. Ltd.	9,000	16,852
	Entrust, Inc.	2,100	12,048
#	eRex Co. Ltd.	9,500	125,553
	ES-Con Japan Ltd.	10,700	71,332
	Eslead Corp.	3,700	55,072
	ESPEC Corp.	4,400	78,165
	Exedy Corp.	13,000	190,828
#	Ezaki Glico Co. Ltd.	9,100	295,043
	F&M Co. Ltd.	1,700	26,174
	Faith, Inc.	4,000	23,070
	FALCO HOLDINGS Co. Ltd.	2,100	37,572

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FAN Communications, Inc.	18,400	$60,710
	Fancl Corp.	13,800	351,465
	FANUC Corp.	1,800	355,947
	Fast Retailing Co. Ltd.	4,000	2,353,859
	FCC Co. Ltd.	12,300	158,169
*	FDK Corp.	3,899	28,585
	Feed One Co. Ltd.	10,780	66,291
	Fenwal Controls of Japan Ltd.	700	9,137
#	Ferrotec Holdings Corp.	21,600	539,021
*	FFRI Security, Inc.	800	7,033
	Fibergate, Inc.	1,000	9,355
	FIDEA Holdings Co. Ltd.	9,420	114,423
	Fields Corp.	6,800	29,005
	Financial Products Group Co. Ltd.	5,400	31,085
	FINDEX, Inc.	5,100	41,915
	First Bank of Toyama Ltd.	19,500	53,027
	First Brothers Co. Ltd.	3,900	26,199
	First Juken Co. Ltd.	4,100	42,135
	First-corp, Inc.	1,100	6,717
	Fixstars Corp.	4,500	28,860
	FJ Next Holdings Co. Ltd.	7,900	67,977
	Food & Life Cos. Ltd.	17,600	527,332
	Forum Engineering, Inc.	1,200	8,894
	Forval Corp.	1,400	10,856
	Foster Electric Co. Ltd.	9,500	61,193
	FP Corp.	19,200	616,704
	France Bed Holdings Co. Ltd.	7,200	55,862
	Freebit Co. Ltd.	6,000	45,783
	Freund Corp.	4,300	27,815
	F-Tech, Inc.	10,000	47,240
	FTGroup Co. Ltd.	6,700	68,358
	Fudo Tetra Corp.	8,250	115,853
#	Fuji Co. Ltd.	8,000	132,101
	Fuji Corp.	19,300	445,502
	Fuji Corp.	7,200	72,271
	Fuji Corp. Ltd.	11,800	66,386
	Fuji Die Co. Ltd.	2,300	12,546
	Fuji Electric Co. Ltd.	16,900	903,242
	Fuji Kyuko Co. Ltd.	4,600	165,098
	Fuji Media Holdings, Inc.	17,500	176,560
	Fuji Oil Co. Ltd.	17,700	38,096
	Fuji Oil Holdings, Inc.	16,600	335,879
	Fuji Pharma Co. Ltd.	5,100	44,164
	Fuji Seal International, Inc.	18,400	346,013
	Fuji Soft, Inc.	6,300	263,938
	Fujibo Holdings, Inc.	4,500	150,425
	Fujicco Co. Ltd.	6,000	101,046
	FUJIFILM Holdings Corp.	7,300	489,363
	Fujikura Composites, Inc.	8,600	60,563
	Fujikura Kasei Co. Ltd.	10,400	43,502
*	Fujikura Ltd.	141,200	763,493
	Fujimak Corp.	1,400	8,631
	Fujimori Kogyo Co. Ltd.	7,400	263,037
	Fujisash Co. Ltd.	35,600	22,344
	Fujishoji Co. Ltd.	3,200	23,792
	Fujitec Co. Ltd.	16,000	380,552
	Fujitsu General Ltd.	9,400	190,754
	Fujitsu Ltd.	25,800	3,410,717
	Fujiya Co. Ltd.	2,700	53,453

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FuKoKu Co. Ltd.	6,200	$54,912
	Fukuda Corp.	2,600	97,572
	Fukuda Denshi Co. Ltd.	1,400	101,155
	Fukui Bank Ltd.	9,300	115,402
	Fukui Computer Holdings, Inc.	2,100	54,760
	Fukuoka Financial Group, Inc.	43,832	860,823
	Fukushima Galilei Co. Ltd.	5,100	187,282
	Fukuyama Transporting Co. Ltd.	10,200	321,038
	FULLCAST Holdings Co. Ltd.	6,400	120,421
	Fumakilla Ltd.	1,200	11,426
	Funai Soken Holdings, Inc.	8,970	185,900
	Furukawa Battery Co. Ltd.	2,100	23,408
	Furukawa Co. Ltd.	13,300	148,880
	Furukawa Electric Co. Ltd.	27,800	571,830
	Furuno Electric Co. Ltd.	10,200	89,544
	Furuya Metal Co. Ltd.	800	70,752
	Furyu Corp.	8,200	91,393
	Fuso Chemical Co. Ltd.	8,900	348,203
	Fuso Pharmaceutical Industries Ltd.	2,900	53,196
	Futaba Corp.	16,300	95,622
	Futaba Industrial Co. Ltd.	35,800	129,874
	Future Corp.	11,200	143,693
	Fuyo General Lease Co. Ltd.	12,000	795,944
	G-7 Holdings, Inc.	16,400	198,088
	Gakken Holdings Co. Ltd.	11,000	100,592
	Gakkyusha Co. Ltd.	3,000	39,697
	Gecoss Corp.	7,000	48,875
	Genki Sushi Co. Ltd.	2,000	42,734
	Genky DrugStores Co. Ltd.	4,200	131,797
	Geo Holdings Corp.	19,600	193,606
*	Geostr Corp.	7,300	20,077
	Giken Ltd.	200	6,826
	GL Sciences, Inc.	1,700	41,102
	GLOBERIDE, Inc.	12,000	288,835
	Glory Ltd.	16,100	302,755
#	Glosel Co. Ltd.	7,000	26,428
#	GMO Financial Holdings, Inc.	7,700	57,648
	GMO GlobalSign Holdings KK	1,300	38,015
	GMO internet, Inc.	17,000	363,725
	GMO Payment Gateway, Inc.	5,800	508,960
	GMO Pepabo, Inc.	500	9,541
	Godo Steel Ltd.	4,200	51,827
	Goldcrest Co. Ltd.	8,900	139,532
	Goldwin, Inc.	5,200	269,911
	Golf Digest Online, Inc.	6,700	61,571
	Good Com Asset Co. Ltd.	2,800	26,251
	Grandy House Corp.	4,200	18,190
	GS Yuasa Corp.	23,216	496,679
	GSI Creos Corp.	3,600	37,534
	G-Tekt Corp.	11,700	140,701
	Gun-Ei Chemical Industry Co. Ltd.	1,900	58,966
*	GungHo Online Entertainment, Inc.	15,740	330,530
	Gunma Bank Ltd.	120,400	395,594
	Gunze Ltd.	6,400	222,495
	H.U. Group Holdings, Inc.	29,400	746,698
	H2O Retailing Corp.	36,900	255,282
	HABA Laboratories, Inc.	900	18,024
	Hachijuni Bank Ltd.	129,200	477,081
	Hagihara Industries, Inc.	4,900	50,666

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagiwara Electric Holdings Co. Ltd.	2,500	$42,817
	Hakudo Co. Ltd.	3,200	75,461
	Hakuhodo DY Holdings, Inc.	19,900	304,823
	Hakuto Co. Ltd.	4,900	108,921
	Halows Co. Ltd.	3,100	74,490
	Hamakyorex Co. Ltd.	9,700	241,010
	Hamamatsu Photonics KK	4,300	219,994
	Hamee Corp.	1,400	12,523
	Handsman Co. Ltd.	800	8,887
	Hankyu Hanshin Holdings, Inc.	28,400	827,049
	Hanwa Co. Ltd.	15,800	433,905
	Happinet Corp.	7,100	92,871
	Harada Industry Co. Ltd.	1,600	13,511
	Hard Off Corp. Co. Ltd.	4,500	29,197
	Harima Chemicals Group, Inc.	6,100	43,686
	Harmonic Drive Systems, Inc.	700	27,687
	Haruyama Holdings, Inc.	4,600	20,232
	Haseko Corp.	133,700	1,697,664
	Hayashikane Sangyo Co. Ltd.	2,900	13,058
	Hazama Ando Corp.	86,900	664,966
	Heiwa Corp.	22,700	363,018
	Heiwa Real Estate Co. Ltd.	9,800	334,770
	Heiwado Co. Ltd.	14,000	235,876
	Helios Techno Holding Co. Ltd.	7,500	19,378
*	Hennge KK	1,400	15,570
	Hibiya Engineering Ltd.	7,600	125,062
	Hikari Tsushin, Inc.	1,800	216,117
	HI-LEX Corp.	7,200	86,559
	Hino Motors Ltd.	55,100	478,952
	Hinokiya Group Co. Ltd.	100	1,766
	Hioki EE Corp.	2,000	116,193
	Hirakawa Hewtech Corp.	4,000	39,371
	Hirano Tecseed Co. Ltd.	4,100	92,035
	Hirata Corp.	1,000	50,411
	Hirogin Holdings, Inc.	82,300	479,747
	Hirose Electric Co. Ltd.	1,755	261,596
	Hirose Tusyo, Inc.	1,900	35,932
	Hiroshima Gas Co. Ltd.	9,300	29,309
	Hisaka Works Ltd.	6,800	49,182
	Hisamitsu Pharmaceutical Co., Inc.	7,500	228,509
	Hitachi Construction Machinery Co. Ltd.	12,500	317,841
	Hitachi Ltd.	96,200	5,000,092
*	Hitachi Metals Ltd.	19,900	358,850
	Hitachi Transport System Ltd.	13,600	623,533
	Hitachi Zosen Corp.	74,700	497,338
	Hito Communications Holdings, Inc.	2,200	39,683
	Hochiki Corp.	5,600	58,463
	Hodogaya Chemical Co. Ltd.	3,100	147,697
	Hogy Medical Co. Ltd.	3,000	80,683
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	24,319
	Hokkaido Electric Power Co., Inc.	57,300	249,966
	Hokkaido Gas Co. Ltd.	4,700	61,348
	Hokkan Holdings Ltd.	5,200	63,782
	Hokko Chemical Industry Co. Ltd.	8,500	58,970
	Hokkoku Financial Holdings, Inc.	8,100	208,404
	Hokuetsu Corp.	50,400	334,311
	Hokuetsu Industries Co. Ltd.	8,800	70,187
	Hokuhoku Financial Group, Inc.	45,100	355,393
	Hokuriku Electric Industry Co. Ltd.	3,300	36,741

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Power Co.	42,000	$207,259
	Hokuriku Electrical Construction Co. Ltd.	6,000	41,804
	Hokuto Corp.	6,400	108,500
	Honda Motor Co. Ltd., Sponsored ADR	4,900	144,795
	Honda Motor Co. Ltd.	109,700	3,230,969
#	Honda Tsushin Kogyo Co. Ltd.	6,800	24,513
	H-One Co. Ltd.	10,500	59,356
	Honeys Holdings Co. Ltd.	6,900	62,138
	Hoosiers Holdings	18,200	109,037
	Horiba Ltd.	9,400	505,966
	Hoshizaki Corp.	2,200	162,568
	Hosiden Corp.	22,400	223,534
	Hosokawa Micron Corp.	6,800	172,814
	Hotland Co. Ltd.	2,600	27,970
	House Foods Group, Inc.	11,600	298,090
	Howa Machinery Ltd.	5,400	36,579
	Hoya Corp.	26,300	3,410,277
*	HPC Systems, Inc.	700	12,404
	HS Holdings Co. Ltd.	9,600	96,224
	Hulic Co. Ltd.	57,795	558,627
	Hyakugo Bank Ltd.	81,100	250,340
	Hyakujushi Bank Ltd.	9,100	125,599
	Ibiden Co. Ltd.	7,100	396,751
	IBJ, Inc.	7,100	46,229
	Ichibanya Co. Ltd.	1,998	80,111
	Ichigo, Inc.	137,900	339,086
	Ichiken Co. Ltd.	3,100	50,238
	Ichikoh Industries Ltd.	17,800	78,343
#	Ichimasa Kamaboko Co. Ltd.	3,500	23,720
	Ichinen Holdings Co. Ltd.	12,700	141,100
	Ichiyoshi Securities Co. Ltd.	11,900	69,917
	Icom, Inc.	3,300	67,539
	ID Holdings Corp.	5,550	40,556
	Idec Corp.	13,400	285,455
	Idemitsu Kosan Co. Ltd.	49,283	1,262,711
	IDOM, Inc.	37,000	213,361
	Ihara Science Corp.	3,500	68,700
	IHI Corp.	64,400	1,300,441
	Iida Group Holdings Co. Ltd.	18,800	391,127
	Iino Kaiun Kaisha Ltd.	36,600	171,780
	IJTT Co. Ltd.	9,300	47,696
	Ikegami Tsushinki Co. Ltd.	2,500	14,109
*	Imagica Group, Inc.	7,200	37,669
#	Imasen Electric Industrial	1,400	7,314
	Inaba Denki Sangyo Co. Ltd.	10,000	231,742
#	Inaba Seisakusho Co. Ltd.	4,800	53,077
	Inabata & Co. Ltd.	19,800	298,352
	Inageya Co. Ltd.	900	10,979
*	I-NE Co. Ltd.	400	9,332
	Ines Corp.	5,600	73,028
	I-Net Corp.	7,310	82,213
	Infocom Corp.	13,200	210,348
	Infomart Corp.	42,300	245,847
	Information Services International-Dentsu Ltd.	9,800	305,524
	INFRONEER Holdings, Inc.	55,220	508,843
	Innotech Corp.	6,300	78,530
	Inpex Corp.	166,200	1,680,198
	Insource Co. Ltd.	3,400	54,363
	Intage Holdings, Inc.	15,600	238,353

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Intelligent Wave, Inc.	4,800	$21,714
	Inter Action Corp.	1,700	28,854
	Internet Initiative Japan, Inc.	18,400	609,373
	I-O Data Device, Inc.	4,300	28,403
	I-PEX, Inc.	3,200	48,043
	IR Japan Holdings Ltd.	2,200	97,974
	Iriso Electronics Co. Ltd.	5,200	211,140
#	I'rom Group Co. Ltd.	900	11,655
	Ise Chemicals Corp.	600	19,575
	Iseki & Co. Ltd.	7,400	85,826
	Isetan Mitsukoshi Holdings Ltd.	86,800	682,323
#	Ishihara Chemical Co. Ltd.	4,000	44,264
	Ishihara Sangyo Kaisha Ltd.	15,600	155,688
*	Ishizuka Glass Co. Ltd.	600	10,572
	Isolite Insulating Products Co. Ltd.	4,700	49,196
	Isuzu Motors Ltd.	82,300	1,008,175
	Itfor, Inc.	5,500	36,023
	ITmedia, Inc.	1,300	17,976
	Ito En Ltd.	8,500	457,845
#	ITOCHU Corp.	108,800	3,495,359
	Itochu Enex Co. Ltd.	26,700	233,246
	Itochu Techno-Solutions Corp.	13,200	360,098
	Itochu-Shokuhin Co. Ltd.	2,500	105,920
	Itoham Yonekyu Holdings, Inc.	61,800	362,586
	Itoki Corp.	20,600	61,784
#*	Itokuro, Inc.	1,600	6,214
	IwaiCosmo Holdings, Inc.	7,900	93,766
	Iwasaki Electric Co. Ltd.	3,500	69,583
	Iwatani Corp.	18,500	872,158
	Iwatsu Electric Co. Ltd.	4,300	30,841
	Iwatsuka Confectionery Co. Ltd.	1,600	53,901
	Iyo Bank Ltd.	90,300	468,716
	Izumi Co. Ltd.	13,300	367,900
	J Front Retailing Co. Ltd.	61,700	553,528
	J Trust Co. Ltd.	25,100	105,486
	JAC Recruitment Co. Ltd.	4,600	79,977
	Jaccs Co. Ltd.	9,900	267,879
	Jafco Group Co. Ltd.	40,200	641,904
#*	Jalux, Inc.	3,200	71,221
#*	Jamco Corp.	3,500	25,010
	JANOME Corp.	7,000	44,748
*	Japan Airlines Co. Ltd.	22,000	416,407
*	Japan Airport Terminal Co. Ltd.	2,100	90,990
#*	Japan Asia Investment Co. Ltd.	9,000	14,463
*	Japan Asset Marketing Co. Ltd.	19,100	27,106
	Japan Aviation Electronics Industry Ltd.	33,800	540,194
	Japan Best Rescue System Co. Ltd.	3,800	28,806
*	Japan Cash Machine Co. Ltd.	8,500	46,902
#*	Japan Communications, Inc.	17,700	25,527
*	Japan Display, Inc.	136,800	44,212
	Japan Electronic Materials Corp.	2,800	61,701
	Japan Elevator Service Holdings Co. Ltd.	8,400	121,012
	Japan Exchange Group, Inc.	36,700	754,950
#	Japan Foundation Engineering Co. Ltd.	9,800	50,782
#	Japan Investment Adviser Co. Ltd.	3,000	28,071
	Japan Lifeline Co. Ltd.	16,500	144,446
	Japan Material Co. Ltd.	19,200	280,625
	Japan Medical Dynamic Marketing, Inc.	8,300	108,470
	Japan Oil Transportation Co. Ltd.	1,100	25,242

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Petroleum Exploration Co. Ltd.	8,000	$191,200
	Japan Post Holdings Co. Ltd.	89,600	764,783
	Japan Post Insurance Co. Ltd.	17,700	310,346
	Japan Property Management Center Co. Ltd.	4,600	39,206
	Japan Pulp & Paper Co. Ltd.	4,400	153,243
	Japan Securities Finance Co. Ltd.	29,000	235,695
	Japan Steel Works Ltd.	11,174	371,474
	Japan Tobacco, Inc.	104,700	2,090,323
	Japan Transcity Corp.	14,800	83,251
	Japan Wool Textile Co. Ltd.	18,700	143,122
	Jastec Co. Ltd.	2,800	25,229
	JBCC Holdings, Inc.	6,700	93,915
	JCR Pharmaceuticals Co. Ltd.	7,900	139,145
	JCU Corp.	10,500	455,820
	Jeol Ltd.	2,600	141,758
	JFE Holdings, Inc.	56,900	730,986
	JGC Holdings Corp.	56,000	550,271
*	JIG-SAW, Inc.	800	35,351
#	Jimoto Holdings, Inc.	9,110	52,763
	JINS Holdings, Inc.	4,400	272,009
	JINUSHI Co. Ltd.	7,300	108,694
	JK Holdings Co. Ltd.	6,500	62,326
#	JM Holdings Co. Ltd.	5,400	76,427
#	JMS Co. Ltd.	7,600	40,638
#*	Joban Kosan Co. Ltd.	2,900	34,278
	J-Oil Mills, Inc.	7,400	109,420
	Joshin Denki Co. Ltd.	5,700	103,878
	Joyful Honda Co. Ltd.	1,000	13,314
	JP-Holdings, Inc.	15,500	31,597
	JSB Co. Ltd.	700	17,163
	JSP Corp.	4,700	65,971
	JSR Corp.	11,900	394,463
	JTEKT Corp.	63,100	548,888
	Juki Corp.	8,500	57,252
	Juroku Financial Group, Inc.	10,200	202,812
	Justsystems Corp.	5,800	251,037
	JVCKenwood Corp.	99,600	153,405
	K&O Energy Group, Inc.	5,900	77,441
	Kadokawa Corp.	15,400	319,768
	Kadoya Sesame Mills, Inc.	500	17,683
	Kaga Electronics Co. Ltd.	5,600	145,089
	Kagome Co. Ltd.	5,600	145,720
	Kajima Corp.	105,000	1,268,148
	Kakaku.com, Inc.	19,300	399,733
	Kaken Pharmaceutical Co. Ltd.	9,400	336,129
	Kakiyasu Honten Co. Ltd.	3,800	85,360
	Kameda Seika Co. Ltd.	1,900	69,019
	Kamei Corp.	9,400	82,069
	Kamigumi Co. Ltd.	23,700	457,967
	Kanaden Corp.	6,900	61,925
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	60,758
	Kanamic Network Co. Ltd.	5,700	22,526
	Kanamoto Co. Ltd.	16,300	316,945
	Kandenko Co. Ltd.	40,400	300,600
	Kaneka Corp.	16,700	544,001
	Kaneko Seeds Co. Ltd.	3,900	51,004
	Kanematsu Corp.	34,500	375,304
	Kanematsu Electronics Ltd.	6,100	201,237
	Kansai Electric Power Co., Inc.	38,900	367,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kansai Paint Co. Ltd.	4,300	$89,258
#	Kansai Super Market Ltd.	6,000	53,488
	Kanto Denka Kogyo Co. Ltd.	27,400	262,375
	Kao Corp.	37,100	1,853,945
*	Kasai Kogyo Co. Ltd.	14,200	37,015
	Katakura Industries Co. Ltd.	8,000	158,917
	Katitas Co. Ltd.	6,500	198,257
	Kato Sangyo Co. Ltd.	5,700	163,190
	Kato Works Co. Ltd.	5,200	37,266
	Kawada Technologies, Inc.	1,900	64,123
	Kawagishi Bridge Works Co. Ltd.	600	15,157
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,800	47,460
	Kawasaki Heavy Industries Ltd.	60,500	1,172,402
*	Kawasaki Kisen Kaisha Ltd.	3,874	241,462
	KDDI Corp.	165,200	5,277,926
	KeePer Technical Laboratory Co. Ltd.	3,600	59,396
	Keihan Holdings Co. Ltd.	12,700	294,500
	Keihanshin Building Co. Ltd.	7,700	89,127
	Keihin Co. Ltd.	1,500	17,125
	Keikyu Corp.	21,200	216,978
	Keio Corp.	5,500	247,393
	Keisei Electric Railway Co. Ltd.	10,399	293,472
	Keiyo Bank Ltd.	41,000	170,960
	Keiyo Co. Ltd.	8,300	62,256
	KEL Corp.	1,800	17,877
	Kenko Mayonnaise Co. Ltd.	4,700	55,038
	Kewpie Corp.	33,900	699,344
	Keyence Corp.	2,800	1,436,183
	KFC Holdings Japan Ltd.	5,600	140,257
	KFC Ltd.	1,500	23,216
	KH Neochem Co. Ltd.	8,300	212,908
	Kikkoman Corp.	7,700	582,027
#	Kimoto Co. Ltd.	17,300	32,209
	Kimura Chemical Plants Co. Ltd.	5,900	37,782
	Kinden Corp.	34,500	493,147
	King Co. Ltd.	4,000	18,320
	King Jim Co. Ltd.	4,200	32,278
#	Kinki Sharyo Co. Ltd.	1,800	15,781
*	Kintetsu Department Store Co. Ltd.	1,600	36,989
*	Kintetsu Group Holdings Co. Ltd.	9,800	284,744
	Kintetsu World Express, Inc.	17,700	440,350
	Kirin Holdings Co. Ltd.	54,300	870,328
	Kissei Pharmaceutical Co. Ltd.	11,300	228,167
	Ki-Star Real Estate Co. Ltd.	4,300	263,122
	Kitagawa Corp.	4,300	51,643
	Kita-Nippon Bank Ltd.	3,600	51,663
	Kitano Construction Corp.	1,600	29,504
#	Kitanotatsujin Corp.	16,200	31,407
	Kito Corp.	15,500	231,587
	Kitz Corp.	25,100	145,923
	Kiyo Bank Ltd.	22,500	281,371
*	KLab, Inc.	10,300	39,357
	Koa Corp.	10,500	133,642
	Koatsu Gas Kogyo Co. Ltd.	12,700	82,813
	Kobayashi Pharmaceutical Co. Ltd.	1,600	124,597
	Kobe Bussan Co. Ltd.	15,200	473,167
*	Kobe Electric Railway Co. Ltd.	1,600	44,322
	Kobe Steel Ltd.	121,300	579,015
	Koei Tecmo Holdings Co. Ltd.	910	32,921

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kohnan Shoji Co. Ltd.	12,300	$364,751
	Kohsoku Corp.	3,200	42,402
	Koito Manufacturing Co. Ltd.	5,300	266,116
#	Kojima Co. Ltd.	14,600	67,051
	Kokusai Co. Ltd.	1,000	5,375
#	Kokusai Pulp & Paper Co. Ltd.	6,000	16,428
	Kokuyo Co. Ltd.	34,100	497,133
	KOMAIHALTEC, Inc.	900	18,237
	Komatsu Ltd.	50,100	1,258,960
	Komatsu Matere Co. Ltd.	8,200	88,850
	Komatsu Wall Industry Co. Ltd.	3,000	47,572
	KOMEDA Holdings Co. Ltd.	14,000	259,145
	Komehyo Holdings Co. Ltd.	3,700	45,700
	Komeri Co. Ltd.	14,500	338,075
	Komori Corp.	17,600	105,554
	Konaka Co. Ltd.	13,400	40,320
	Konami Holdings Corp.	11,200	603,790
	Kondotec, Inc.	7,700	68,972
	Konica Minolta, Inc.	137,000	577,511
	Konishi Co. Ltd.	13,800	196,774
	Konoike Transport Co. Ltd.	10,300	105,523
	Konoshima Chemical Co. Ltd.	3,900	64,506
#*	Kosaido Holdings Co. Ltd.	7,400	48,524
	Kose Corp.	1,000	91,430
	Kozo Keikaku Engineering, Inc.	500	10,613
	Krosaki Harima Corp.	3,300	130,753
#	KRS Corp.	5,400	40,674
	K's Holdings Corp.	57,600	566,823
#	KU Holdings Co. Ltd.	2,700	23,335
	Kubota Corp., Sponsored ADR	600	64,296
	Kubota Corp.	39,600	849,243
	Kumagai Gumi Co. Ltd.	15,300	389,993
	Kumiai Chemical Industry Co. Ltd.	29,763	205,720
	Kunimine Industries Co. Ltd.	2,500	22,533
	Kurabo Industries Ltd.	6,000	98,133
	Kuraray Co. Ltd.	130,500	1,172,391
	Kureha Corp.	7,000	522,591
	Kurimoto Ltd.	3,400	46,247
	Kurita Water Industries Ltd.	10,900	443,232
	Kuriyama Holdings Corp.	5,600	47,463
#	Kusuri no Aoki Holdings Co. Ltd.	4,500	268,439
	KYB Corp.	8,300	216,075
	Kyocera Corp.	16,851	1,039,223
	Kyoden Co. Ltd.	10,500	56,633
	Kyodo Printing Co. Ltd.	2,700	62,829
	Kyoei Steel Ltd.	9,300	126,392
#	Kyokuto Boeki Kaisha Ltd.	3,000	67,907
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	168,149
	Kyokuto Securities Co. Ltd.	9,100	59,584
	Kyokuyo Co. Ltd.	3,700	101,617
	KYORIN Holdings, Inc.	14,200	225,570
	Kyoritsu Printing Co. Ltd.	16,700	20,634
	Kyosan Electric Manufacturing Co. Ltd.	19,800	73,058
	Kyowa Electronic Instruments Co. Ltd.	9,800	32,300
	Kyowa Exeo Corp.	22,145	450,074
	Kyowa Kirin Co. Ltd.	2,900	72,282
	Kyowa Leather Cloth Co. Ltd.	5,900	34,194
	Kyudenko Corp.	13,300	340,181
	Kyushu Electric Power Co., Inc.	41,400	306,765

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	142,199	$549,435
	Kyushu Railway Co.	14,400	300,823
	LAC Co. Ltd.	4,500	28,791
	Lacto Japan Co. Ltd.	1,300	21,302
#*	Laox Co. Ltd.	19,000	24,221
	Lasertec Corp.	6,900	1,547,928
	Lawson, Inc.	7,900	346,250
	LEC, Inc.	10,800	85,584
	Life Corp.	3,500	94,049
	LIFULL Co. Ltd.	28,000	53,963
	LIKE, Inc.	1,200	19,001
	Linical Co. Ltd.	2,800	15,567
	Link & Motivation, Inc.	11,200	44,334
	Lintec Corp.	17,400	404,166
	Lion Corp.	43,600	569,675
	LITALICO, Inc.	6,000	149,739
	Lixil Corp.	41,700	954,519
	Look Holdings, Inc.	2,300	25,247
*	M&A Capital Partners Co. Ltd.	5,000	215,318
	M3, Inc.	27,200	1,045,747
	Mabuchi Motor Co. Ltd.	8,500	267,619
	Macnica Fuji Electronics Holdings, Inc.	20,299	449,115
	Macromill, Inc.	12,100	116,686
	Maeda Kosen Co. Ltd.	10,800	322,506
	Maezawa Industries, Inc.	2,800	15,523
	Maezawa Kasei Industries Co. Ltd.	5,600	60,936
	Maezawa Kyuso Industries Co. Ltd.	6,800	58,246
	Makino Milling Machine Co. Ltd.	10,500	362,725
	Makita Corp.	8,100	303,130
	Mandom Corp.	6,200	74,343
	Mani, Inc.	4,600	66,468
	MarkLines Co. Ltd.	2,000	44,000
	Mars Group Holdings Corp.	5,800	82,049
	Marubeni Corp.	135,600	1,395,316
#	Marubun Corp.	6,700	43,482
	Marudai Food Co. Ltd.	9,000	122,633
	Marufuji Sheet Piling Co. Ltd.	400	6,860
	Maruha Nichiro Corp.	21,700	463,640
	Marui Group Co. Ltd.	26,900	519,003
	Maruichi Steel Tube Ltd.	8,000	178,207
	MARUKA FURUSATO Corp.	7,553	139,468
	Marusan Securities Co. Ltd.	17,700	80,177
	Maruwa Co. Ltd.	2,900	381,558
#	Maruwa Unyu Kikan Co. Ltd.	17,600	200,880
	Maruyama Manufacturing Co., Inc.	900	11,864
	Maruzen CHI Holdings Co. Ltd.	8,400	26,257
	Maruzen Showa Unyu Co. Ltd.	4,800	133,240
	Marvelous, Inc.	5,900	38,232
#	Matching Service Japan Co. Ltd.	2,600	19,484
	Matsuda Sangyo Co. Ltd.	6,500	133,331
#	Matsui Construction Co. Ltd.	6,600	40,610
	Matsui Securities Co. Ltd.	9,300	65,040
	MatsukiyoCocokara & Co.	11,280	386,092
	Matsuyafoods Holdings Co. Ltd.	2,400	74,495
	Max Co. Ltd.	8,500	135,542
	Maxell Ltd.	21,900	234,893
	Maxvalu Tokai Co. Ltd.	2,400	57,357
*	Mazda Motor Corp.	66,600	513,070
	McDonald's Holdings Co. Japan Ltd.	6,200	270,757

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MCJ Co. Ltd.	34,200	$293,612
	Mebuki Financial Group, Inc.	242,290	540,494
	MEC Co. Ltd.	3,000	84,455
#	Media Do Co. Ltd.	2,600	57,768
	Medical Data Vision Co. Ltd.	5,300	46,917
	Medical System Network Co. Ltd.	15,500	74,481
	Medipal Holdings Corp.	37,100	667,616
	Medius Holdings Co. Ltd.	1,200	9,315
*	MedPeer, Inc.	3,300	83,425
	Megachips Corp.	6,600	240,601
	Megmilk Snow Brand Co. Ltd.	18,300	325,972
	Meidensha Corp.	20,800	440,833
	Meiho Facility Works Ltd.	1,600	11,007
	Meiji Electric Industries Co. Ltd.	1,000	11,009
	MEIJI Holdings Co. Ltd.	20,300	1,266,346
#	Meiji Shipping Co. Ltd.	6,900	42,579
	Meiko Electronics Co. Ltd.	13,700	473,096
	Meisei Industrial Co. Ltd.	17,000	104,203
	Meitec Corp.	8,300	486,252
	Meito Sangyo Co. Ltd.	3,300	47,356
#	Meiwa Corp.	11,400	107,962
#	Meiwa Estate Co. Ltd.	3,900	20,561
	Melco Holdings, Inc.	1,800	57,102
#	Members Co. Ltd.	2,000	36,305
	Menicon Co. Ltd.	15,100	335,081
*	Mercari, Inc.	800	30,213
	Mercuria Holdings Co. Ltd.	900	4,009
	METAWATER Co. Ltd.	3,400	60,305
	Michinoku Bank Ltd.	8,699	66,045
	Mie Kotsu Group Holdings, Inc.	26,600	108,021
	Mikuni Corp.	11,100	41,729
	Milbon Co. Ltd.	5,900	278,564
	MIMAKI ENGINEERING Co. LTD.	4,800	33,278
	Mimasu Semiconductor Industry Co. Ltd.	9,500	204,138
	Minebea Mitsumi, Inc.	65,461	1,601,869
	Ministop Co. Ltd.	5,900	74,884
	Minkabu The Infonoid, Inc.	300	5,851
	Mirai Industry Co. Ltd.	800	10,912
#	Miraial Co. Ltd.	2,200	29,623
*	Mirainovate Co. Ltd.	16,900	25,647
	Mirait Holdings Corp.	35,000	581,065
	Miroku Jyoho Service Co. Ltd.	5,900	61,743
	MISUMI Group, Inc.	10,100	327,663
	Mitani Corp.	7,600	128,392
#	Mitani Sangyo Co. Ltd.	9,700	25,960
	Mitani Sekisan Co. Ltd.	1,400	78,813
	Mito Securities Co. Ltd.	24,400	59,543
*	Mitsuba Corp.	13,600	47,097
	Mitsubishi Chemical Holdings Corp.	273,600	2,146,169
	Mitsubishi Corp.	68,600	2,329,136
	Mitsubishi Electric Corp.	95,900	1,200,994
	Mitsubishi Estate Co. Ltd.	53,900	776,291
	Mitsubishi Gas Chemical Co., Inc.	28,800	551,673
	Mitsubishi HC Capital, Inc.	299,200	1,545,273
	Mitsubishi Heavy Industries Ltd.	75,800	2,058,682
	Mitsubishi Kakoki Kaisha Ltd.	3,200	60,056
	Mitsubishi Logisnext Co. Ltd.	16,000	138,982
	Mitsubishi Logistics Corp.	13,600	328,285
	Mitsubishi Materials Corp.	29,000	517,317

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Motors Corp.	131,900	$376,602
*	Mitsubishi Paper Mills Ltd.	11,200	30,742
	Mitsubishi Pencil Co. Ltd.	3,700	38,611
	Mitsubishi Research Institute, Inc.	3,500	113,832
	Mitsubishi Shokuhin Co. Ltd.	7,500	184,064
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	48,265
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	268,350
	Mitsubishi UFJ Financial Group, Inc.	682,400	4,136,217
	Mitsuboshi Belting Ltd.	9,800	180,707
	Mitsui & Co. Ltd., Sponsored ADR	336	166,700
	Mitsui & Co. Ltd.	83,400	2,079,610
	Mitsui Chemicals, Inc.	33,910	906,910
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	106,680
*	Mitsui E&S Holdings Co. Ltd.	35,100	106,866
	Mitsui Fudosan Co. Ltd.	65,600	1,406,289
#	Mitsui High-Tec, Inc.	5,900	436,661
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	81,500
	Mitsui Mining & Smelting Co. Ltd.	34,500	975,589
	Mitsui OSK Lines Ltd.	18,100	1,401,708
	Mitsui-Soko Holdings Co. Ltd.	13,400	279,130
	Mitsuuroko Group Holdings Co. Ltd.	14,700	132,500
	Miura Co. Ltd.	7,500	221,438
	Mixi, Inc.	16,200	299,898
	Miyaji Engineering Group, Inc.	2,100	58,295
	Miyazaki Bank Ltd.	7,100	130,571
	Miyoshi Oil & Fat Co. Ltd.	3,800	38,175
	Mizuho Financial Group, Inc.	134,500	1,821,937
	Mizuho Leasing Co. Ltd.	16,800	469,230
	Mizuho Medy Co. Ltd.	800	15,278
	Mizuno Corp.	7,100	136,696
*	Mobile Factory, Inc.	900	7,081
	Mochida Pharmaceutical Co. Ltd.	3,700	115,086
	Modec, Inc.	6,800	68,188
	Molitec Steel Co. Ltd.	5,800	15,980
	Monex Group, Inc.	77,300	391,901
	Money Partners Group Co. Ltd.	8,500	16,007
	Monogatari Corp.	3,000	163,033
	MonotaRO Co. Ltd.	40,800	670,376
	MORESCO Corp.	3,400	34,290
	Morinaga & Co. Ltd.	9,000	286,837
	Morinaga Milk Industry Co. Ltd.	22,200	1,076,302
	Morita Holdings Corp.	11,900	131,884
	Morito Co. Ltd.	9,000	55,408
	Morningstar Japan KK	4,500	23,146
	Morozoff Ltd.	1,800	43,437
#	Mortgage Service Japan Ltd.	1,200	11,373
	Mory Industries, Inc.	1,600	36,457
	MrMax Holdings Ltd.	10,500	55,939
	MS&AD Insurance Group Holdings, Inc.	25,700	881,498
	MTI Ltd.	4,400	21,472
	Mugen Estate Co. Ltd.	6,100	25,776
	m-up Holdings, Inc.	4,000	27,863
	Murakami Corp.	400	9,168
	Murata Manufacturing Co. Ltd.	35,672	2,681,938
	Musashi Seimitsu Industry Co. Ltd.	32,000	482,040
	Musashino Bank Ltd.	11,800	189,732
	Mutoh Holdings Co. Ltd.	900	15,920
	Nabtesco Corp.	20,500	640,809
	NAC Co. Ltd.	6,900	57,614

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nachi-Fujikoshi Corp.	10,000	$373,619
	Nafco Co. Ltd.	5,700	83,242
#	Nagano Bank Ltd.	4,300	46,173
	Nagano Keiki Co. Ltd.	7,000	81,084
	Nagase & Co. Ltd.	40,800	651,686
	Nagatanien Holdings Co. Ltd.	6,000	101,772
#	Nagawa Co. Ltd.	1,400	118,388
*	Nagoya Railroad Co. Ltd.	19,300	304,767
	Naigai Trans Line Ltd.	2,200	35,686
#	Nakabayashi Co. Ltd.	9,300	41,464
	Nakamoto Packs Co. Ltd.	1,400	20,941
	Nakamuraya Co. Ltd.	1,900	56,058
	Nakanishi, Inc.	9,900	175,542
	Nakano Corp.	6,400	18,658
	Nakayama Steel Works Ltd.	10,100	37,994
	Nakayamafuku Co. Ltd.	6,200	18,686
	Nakayo, Inc.	1,200	11,922
#*	Namura Shipbuilding Co. Ltd.	18,000	30,844
	Nankai Electric Railway Co. Ltd.	17,600	349,426
	Nanto Bank Ltd.	9,900	167,428
	Narasaki Sangyo Co. Ltd.	1,400	25,462
	Natori Co. Ltd.	2,500	43,586
	NEC Capital Solutions Ltd.	5,300	96,862
	NEC Corp.	50,400	1,966,270
	NEC Networks & System Integration Corp.	9,100	131,315
	NET One Systems Co. Ltd.	22,600	536,452
	Neturen Co. Ltd.	15,200	78,883
	New Japan Chemical Co. Ltd.	16,100	34,802
	Nexon Co. Ltd.	9,700	182,861
	Nextage Co. Ltd.	8,800	220,987
	NGK Insulators Ltd.	37,200	628,595
	NGK Spark Plug Co. Ltd.	54,100	919,695
	NH Foods Ltd.	21,700	836,842
	NHK Spring Co. Ltd.	70,863	555,393
	Nicca Chemical Co. Ltd.	2,100	14,544
	Nice Corp.	2,400	36,687
#	Nichia Steel Works Ltd.	12,900	31,556
	Nichias Corp.	23,800	540,280
	Nichiban Co. Ltd.	4,000	61,448
	Nichicon Corp.	14,600	152,975
	Nichiden Corp.	6,000	114,858
	Nichiha Corp.	9,600	237,326
#	Nichi-iko Pharmaceutical Co. Ltd.	23,100	147,489
	Nichirei Corp.	32,500	747,870
	Nichireki Co. Ltd.	10,800	119,742
	Nichirin Co. Ltd.	4,500	60,193
	Nidec Corp.	7,400	655,860
	Nifco, Inc.	30,200	879,154
	Nihon Chouzai Co. Ltd.	9,400	109,047
	Nihon Dengi Co. Ltd.	1,400	48,526
	Nihon Denkei Co. Ltd.	3,900	44,414
	Nihon Flush Co. Ltd.	3,800	34,823
	Nihon House Holdings Co. Ltd.	24,600	95,384
	Nihon Kagaku Sangyo Co. Ltd.	5,600	66,460
	Nihon Kohden Corp.	9,500	251,969
	Nihon M&A Center, Inc.	43,200	680,107
#	Nihon Nohyaku Co. Ltd.	16,300	74,977
	Nihon Parkerizing Co. Ltd.	31,200	282,821
	Nihon Plast Co. Ltd.	7,600	36,737

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Tokushu Toryo Co. Ltd.	5,000	$36,893
	Nihon Unisys Ltd.	25,300	665,588
	Nihon Yamamura Glass Co. Ltd.	3,600	24,482
	Nikkato Corp.	2,700	15,222
	Nikkiso Co. Ltd.	21,900	161,590
	Nikko Co. Ltd.	10,500	56,337
	Nikkon Holdings Co. Ltd.	23,000	433,275
	Nikon Corp.	64,400	672,141
	Nintendo Co. Ltd.	5,400	2,646,223
	Nippi, Inc.	1,000	31,089
	Nippn Corp.	17,300	253,783
	Nippon Air Conditioning Services Co. Ltd.	6,100	41,079
	Nippon Aqua Co. Ltd.	2,800	15,937
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	70,870
	Nippon Carbide Industries Co., Inc.	3,800	45,814
	Nippon Carbon Co. Ltd.	5,100	177,494
	Nippon Chemical Industrial Co. Ltd.	3,000	68,348
*	Nippon Chemi-Con Corp.	6,400	90,917
	Nippon Chemiphar Co. Ltd.	900	15,673
	Nippon Coke & Engineering Co. Ltd.	76,400	86,337
	Nippon Computer Dynamics Co. Ltd.	1,800	10,160
	Nippon Concept Corp.	3,900	44,274
	Nippon Concrete Industries Co. Ltd.	16,800	41,123
#	Nippon Denko Co. Ltd.	55,800	148,218
	Nippon Densetsu Kogyo Co. Ltd.	13,300	172,771
	Nippon Dry-Chemical Co. Ltd.	2,800	43,161
	Nippon Electric Glass Co. Ltd.	31,400	784,382
	Nippon Express Holdings, Inc.	26,100	1,546,784
	Nippon Filcon Co. Ltd.	6,000	26,287
	Nippon Fine Chemical Co. Ltd.	4,300	76,621
	Nippon Gas Co. Ltd.	57,900	810,262
	Nippon Hume Corp.	9,000	54,534
	Nippon Kayaku Co. Ltd.	40,900	406,649
#	Nippon Kodoshi Corp.	3,100	65,920
	Nippon Koei Co. Ltd.	5,000	129,836
	Nippon Light Metal Holdings Co. Ltd.	35,540	544,605
	Nippon Paint Holdings Co. Ltd.	8,500	67,978
	Nippon Paper Industries Co. Ltd.	45,700	463,067
#	Nippon Parking Development Co. Ltd.	60,600	71,479
	Nippon Pillar Packing Co. Ltd.	7,600	221,241
	Nippon Piston Ring Co. Ltd.	2,400	27,111
	Nippon Road Co. Ltd.	2,900	211,278
	Nippon Sanso Holdings Corp.	24,400	484,554
	Nippon Seiki Co. Ltd.	18,900	168,825
#	Nippon Seisen Co. Ltd.	700	27,521
	Nippon Sharyo Ltd.	4,800	83,263
	Nippon Shinyaku Co. Ltd.	2,100	137,279
	Nippon Shokubai Co. Ltd.	9,000	423,830
	Nippon Signal Co. Ltd.	14,900	116,087
	Nippon Soda Co. Ltd.	9,000	257,539
	Nippon Steel Corp.	65,999	1,078,724
	Nippon Steel Trading Corp.	6,400	288,876
	Nippon Suisan Kaisha Ltd.	161,400	756,221
	Nippon Systemware Co. Ltd.	3,100	54,226
	Nippon Telegraph & Telephone Corp.	56,600	1,619,764
	Nippon Thompson Co. Ltd.	24,600	131,409
	Nippon Tungsten Co. Ltd.	800	15,346
	Nippon Yakin Kogyo Co. Ltd.	7,790	155,212
	Nippon Yusen KK	47,100	3,692,325

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nipro Corp.	67,100	$622,465
	Nishikawa Rubber Co. Ltd.	300	4,070
	Nishimatsu Construction Co. Ltd.	20,900	694,171
#	Nishimatsuya Chain Co. Ltd.	9,500	121,158
	Nishimoto Co. Ltd.	2,300	57,954
	Nishi-Nippon Financial Holdings, Inc.	38,600	273,405
	Nishi-Nippon Railroad Co. Ltd.	11,700	261,689
	Nishio Rent All Co. Ltd.	12,200	298,887
	Nissan Chemical Corp.	17,300	938,668
*	Nissan Motor Co. Ltd.	188,900	999,770
	Nissan Shatai Co. Ltd.	23,200	139,442
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	21,418
	Nissei ASB Machine Co. Ltd.	2,900	78,221
	Nissei Plastic Industrial Co. Ltd.	5,600	50,481
	Nissha Co. Ltd.	14,200	180,785
	Nisshin Group Holdings Co. Ltd.	14,000	60,059
	Nisshin Oillio Group Ltd.	11,500	301,116
	Nisshin Seifun Group, Inc.	23,000	322,970
	Nisshinbo Holdings, Inc.	46,448	386,928
	Nissin Corp.	5,200	71,922
	Nissin Electric Co. Ltd.	17,100	215,713
	Nissin Foods Holdings Co. Ltd.	2,400	170,238
	Nissin Sugar Co. Ltd.	5,700	85,224
	Nisso Corp.	3,700	25,438
	Nissui Pharmaceutical Co. Ltd.	5,100	44,103
	Nitori Holdings Co. Ltd.	3,400	487,093
	Nitta Corp.	6,400	156,829
	Nitta Gelatin, Inc.	5,000	28,399
	Nittan Valve Co. Ltd.	12,900	31,427
	Nittetsu Mining Co. Ltd.	2,600	145,462
	Nitto Boseki Co. Ltd.	500	11,932
	Nitto Denko Corp.	20,000	1,557,192
	Nitto Fuji Flour Milling Co. Ltd.	1,000	32,992
	Nitto Kogyo Corp.	8,000	107,622
	Nitto Kohki Co. Ltd.	4,300	62,221
	Nitto Seiko Co. Ltd.	9,400	43,391
	Nittoc Construction Co. Ltd.	10,600	60,592
	NJS Co. Ltd.	2,700	46,530
	Noda Corp.	5,100	43,563
	Noevir Holdings Co. Ltd.	5,300	240,050
	NOF Corp.	9,800	448,743
	Nohmi Bosai Ltd.	5,500	101,186
	Nojima Corp.	16,500	332,747
	NOK Corp.	28,500	304,720
	Nomura Co. Ltd.	9,700	77,676
	Nomura Holdings, Inc.	176,600	780,139
#	Nomura Holdings, Inc., Sponsored ADR	17,229	76,497
	Nomura Real Estate Holdings, Inc.	36,300	850,031
	Nomura Research Institute Ltd.	12,309	430,887
	Noritake Co. Ltd.	4,200	168,073
	Noritsu Koki Co. Ltd.	9,100	163,482
	Noritz Corp.	12,400	182,354
	North Pacific Bank Ltd.	109,900	240,149
	Nozawa Corp.	2,600	16,270
	NS Solutions Corp.	9,300	264,476
	NS Tool Co. Ltd.	5,600	69,215
	NS United Kaiun Kaisha Ltd.	5,100	135,695
	NSD Co. Ltd.	14,340	244,925
	NSK Ltd.	85,300	581,834

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	NTN Corp.	151,100	$304,750
	NTT Data Corp.	36,000	690,146
*	OAK Capital Corp.	22,700	15,319
	Oat Agrio Co. Ltd.	2,000	34,021
#	Obara Group, Inc.	4,800	139,114
	Obayashi Corp.	111,100	900,148
	OBIC Business Consultants Co. Ltd.	1,300	49,026
	Obic Co. Ltd.	800	132,177
	Odakyu Electric Railway Co. Ltd.	17,299	305,686
	Oenon Holdings, Inc.	16,000	46,213
	Ogaki Kyoritsu Bank Ltd.	12,600	222,413
	Ohara, Inc.	2,000	18,862
	Ohashi Technica, Inc.	4,000	48,014
#	Ohba Co. Ltd.	4,600	29,504
	Ohki Healthcare Holdings Co. Ltd.	1,300	7,862
	Ohsho Food Service Corp.	3,200	165,156
	Oiles Corp.	8,600	120,418
*	Oisix ra daichi, Inc.	5,000	104,206
	Oita Bank Ltd.	5,900	98,886
	Oji Holdings Corp.	146,000	777,169
	Okabe Co. Ltd.	14,700	95,024
	Okada Aiyon Corp.	800	10,064
	Okamoto Industries, Inc.	3,600	127,147
	Okamoto Machine Tool Works Ltd.	1,900	69,192
	Okamura Corp.	24,200	255,845
	Okasan Securities Group, Inc.	66,400	221,602
	Oki Electric Industry Co. Ltd.	52,100	398,535
	Okinawa Cellular Telephone Co.	4,700	204,765
	Okinawa Electric Power Co., Inc.	11,007	134,447
	Okinawa Financial Group, Inc.	8,300	160,408
	OKUMA Corp.	8,099	353,305
	Okumura Corp.	10,100	288,348
	Okura Industrial Co. Ltd.	3,400	58,551
	Okuwa Co. Ltd.	12,000	95,302
	Olympus Corp.	87,500	1,957,992
	Omron Corp.	4,400	321,682
	Ono Pharmaceutical Co. Ltd.	28,900	700,874
	ONO Sokki Co. Ltd.	3,300	14,042
#	Onoken Co. Ltd.	6,700	95,933
	Onward Holdings Co. Ltd.	44,600	111,782
	Open House Group Co. Ltd.	21,100	1,092,414
	Optex Group Co. Ltd.	6,800	90,650
*	Optim Corp.	3,100	26,282
	Optorun Co. Ltd.	3,600	73,630
	Oracle Corp.	2,500	186,976
	Organo Corp.	2,200	160,883
	Orient Corp.	183,000	195,585
	Oriental Land Co. Ltd.	1,300	226,308
*	Oriental Shiraishi Corp.	55,500	115,632
	Origin Co. Ltd.	3,100	33,559
	ORIX Corp.	136,700	2,819,728
	Oro Co. Ltd.	1,500	31,132
	Osaka Gas Co. Ltd.	29,500	501,688
	Osaka Organic Chemical Industry Ltd.	3,400	93,600
	Osaka Soda Co. Ltd.	4,400	116,790
	Osaka Steel Co. Ltd.	6,000	61,793
*	OSAKA Titanium Technologies Co. Ltd.	7,700	55,574
	Osaki Electric Co. Ltd.	17,000	68,185
	OSG Corp.	29,800	524,637

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	13,200	$535,613
	Otsuka Holdings Co. Ltd.	17,500	597,053
	OUG Holdings, Inc.	1,200	28,106
	Outsourcing, Inc.	40,600	470,314
	Oval Corp.	3,700	8,184
	Oyo Corp.	7,500	137,997
	Ozu Corp.	2,400	40,523
	Pacific Industrial Co. Ltd.	20,900	199,504
	Pacific Metals Co. Ltd.	7,000	139,494
	Pack Corp.	3,200	74,919
	PAL GROUP Holdings Co. Ltd.	7,300	106,406
	PALTAC Corp.	5,200	199,301
	Pan Pacific International Holdings Corp.	40,800	549,120
	Panasonic Corp.	388,700	4,279,395
	PAPYLESS Co. Ltd.	500	5,395
	Paraca, Inc.	2,700	37,481
	Paramount Bed Holdings Co. Ltd.	9,400	156,423
#	Paris Miki Holdings, Inc.	10,400	22,406
*	Park24 Co. Ltd.	26,700	403,897
	Pasco Corp.	1,600	18,234
	Pasona Group, Inc.	12,400	274,209
	PC Depot Corp.	9,900	24,874
	PCI Holdings, Inc.	2,000	17,337
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	27,246
	Penta-Ocean Construction Co. Ltd.	127,900	710,258
	People Dreams & Technologies Group Co. Ltd.	3,400	53,174
*	PeptiDream, Inc.	11,800	211,843
	Persol Holdings Co. Ltd.	33,600	867,411
	Phil Co., Inc.	600	5,444
	Pickles Corp.	2,200	30,433
	Pigeon Corp.	16,200	315,765
	Pilot Corp.	10,200	363,297
	Piolax, Inc.	11,800	179,177
	Plenus Co. Ltd.	3,200	54,662
	Pola Orbis Holdings, Inc.	5,100	76,012
	Poletowin Pitcrew Holdings, Inc.	12,000	98,428
*	Premier Anti-Aging Co. Ltd.	700	43,967
	Premium Group Co. Ltd.	2,700	85,634
	Press Kogyo Co. Ltd.	37,100	123,964
	Pressance Corp.	9,200	168,117
	Prestige International, Inc.	29,600	188,141
	Prima Meat Packers Ltd.	17,900	393,135
	Pronexus, Inc.	4,200	40,091
*	Prored Partners Co. Ltd.	1,400	10,013
	Pro-Ship, Inc.	1,600	18,896
	Proto Corp.	6,400	74,299
	PS Mitsubishi Construction Co. Ltd.	16,400	86,506
	Punch Industry Co. Ltd.	8,700	37,475
	Qol Holdings Co. Ltd.	14,200	165,419
	Quick Co. Ltd.	4,000	45,371
#	Raccoon Holdings, Inc.	3,100	32,638
	Raito Kogyo Co. Ltd.	17,700	288,934
	Raiznext Corp.	13,300	133,689
	Rakus Co. Ltd.	14,400	290,082
*	Rakuten Group, Inc.	5,200	45,112
	Rasa Corp.	4,400	36,917
	Rasa Industries Ltd.	4,400	59,925
	Raysum Co. Ltd.	7,100	43,969
	Recruit Holdings Co. Ltd.	88,300	4,364,543

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Relia, Inc.	11,000	$92,974
	Relo Group, Inc.	25,200	454,773
*	Renesas Electronics Corp.	152,200	1,746,771
	Rengo Co. Ltd.	78,900	588,764
#*	RENOVA, Inc.	8,800	125,103
	Resona Holdings, Inc.	296,750	1,275,263
	Resorttrust, Inc.	30,200	483,491
	Restar Holdings Corp.	7,300	124,206
#	Retail Partners Co. Ltd.	8,300	85,674
	Rheon Automatic Machinery Co. Ltd.	6,000	54,993
	Rhythm Co. Ltd.	2,400	27,234
	Riberesute Corp.	4,400	28,606
	Ricoh Co. Ltd.	84,800	716,086
	Ricoh Leasing Co. Ltd.	6,700	217,469
	Ride On Express Holdings Co. Ltd.	2,800	37,056
*	Right On Co. Ltd.	6,500	39,226
	Riken Corp.	3,700	84,137
	Riken Keiki Co. Ltd.	2,900	138,746
	Riken Technos Corp.	18,200	74,979
	Riken Vitamin Co. Ltd.	4,400	65,076
	Rinnai Corp.	5,100	455,455
	Rion Co. Ltd.	1,800	36,056
	Riso Kagaku Corp.	4,500	80,711
	Riso Kyoiku Co. Ltd.	38,100	135,583
	Rock Field Co. Ltd.	5,600	74,632
	Rohm Co. Ltd.	9,000	758,134
	Rohto Pharmaceutical Co. Ltd.	13,700	378,343
	Rokko Butter Co. Ltd.	5,300	69,688
	Roland Corp.	2,500	95,364
	Roland DG Corp.	3,900	92,383
	Rorze Corp.	4,300	406,322
	Ryobi Ltd.	11,900	113,271
	Ryoden Corp.	6,400	95,833
	Ryohin Keikaku Co. Ltd.	68,400	982,181
	Ryosan Co. Ltd.	7,600	150,591
	S Foods, Inc.	6,900	211,949
	S&B Foods, Inc.	2,000	64,401
	Sac's Bar Holdings, Inc.	8,500	38,447
	Sagami Rubber Industries Co. Ltd.	3,000	22,128
	Saibu Gas Holdings Co. Ltd.	10,000	190,513
	Saizeriya Co. Ltd.	2,600	60,123
	Sakai Chemical Industry Co. Ltd.	5,400	98,043
	Sakai Heavy Industries Ltd.	1,400	33,239
	Sakai Moving Service Co. Ltd.	4,200	160,674
	Sakata INX Corp.	18,500	155,794
#	Sakura Internet, Inc.	5,400	23,641
	Sala Corp.	25,600	138,733
	SAMTY Co. Ltd.	13,100	237,932
	San Holdings, Inc.	4,000	52,268
	San ju San Financial Group, Inc.	7,790	103,429
	San-A Co. Ltd.	4,900	173,782
	San-Ai Oil Co. Ltd.	26,600	216,784
	Sanei Architecture Planning Co. Ltd.	4,100	57,137
	Sangetsu Corp.	11,200	155,106
	San-In Godo Bank Ltd.	53,800	303,010
#*	Sanix, Inc.	10,400	16,052
	Sanken Electric Co. Ltd.	15,400	671,401
	Sanki Engineering Co. Ltd.	18,200	224,826
	Sanko Gosei Ltd.	6,000	18,646

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanko Metal Industrial Co. Ltd.	1,400	$30,655
	Sankyo Co. Ltd.	13,600	350,169
	Sankyo Frontier Co. Ltd.	1,000	44,297
	Sankyo Seiko Co. Ltd.	14,100	69,836
	Sankyo Tateyama, Inc.	9,400	51,119
	Sankyu, Inc.	20,300	734,408
	Sanoh Industrial Co. Ltd.	12,800	92,262
	Sansei Landic Co. Ltd.	4,200	30,112
	Sansei Technologies, Inc.	2,300	14,873
	Sansha Electric Manufacturing Co. Ltd.	4,500	32,746
	Sanshin Electronics Co. Ltd.	2,900	37,861
	Santen Pharmaceutical Co. Ltd.	18,300	207,781
	Sanwa Holdings Corp.	51,700	559,863
	Sanyo Chemical Industries Ltd.	5,400	246,069
	Sanyo Denki Co. Ltd.	4,000	186,505
#	Sanyo Electric Railway Co. Ltd.	4,200	73,460
	Sanyo Engineering & Construction, Inc.	2,400	14,035
*	Sanyo Shokai Ltd.	4,800	34,609
	Sanyo Special Steel Co. Ltd.	8,500	159,353
	Sanyo Trading Co. Ltd.	12,000	103,977
	Sapporo Holdings Ltd.	29,400	570,281
	Sata Construction Co. Ltd.	4,100	16,718
	Sato Holdings Corp.	13,300	234,558
	Sato Shoji Corp.	5,200	50,407
	Satori Electric Co. Ltd.	4,900	39,504
	Sawai Group Holdings Co. Ltd.	12,200	461,791
	Saxa Holdings, Inc.	2,800	31,658
	SB Technology Corp.	4,400	91,502
	SBI Holdings, Inc.	32,300	833,204
	SBS Holdings, Inc.	11,900	367,058
#	Scala, Inc.	6,600	38,046
	SCREEN Holdings Co. Ltd.	5,700	572,029
#	Scroll Corp.	13,800	99,489
	SCSK Corp.	17,700	299,510
	Secom Co. Ltd.	7,400	521,064
	Seed Co. Ltd.	8,100	36,524
	Sega Sammy Holdings, Inc.	24,900	418,087
*	Seibu Holdings, Inc.	53,300	522,906
	Seika Corp.	3,700	49,984
	Seikagaku Corp.	13,000	106,418
	Seikitokyu Kogyo Co. Ltd.	17,800	126,177
	Seiko Epson Corp.	76,400	1,190,045
	Seiko Holdings Corp.	11,400	213,168
	Seiko PMC Corp.	5,800	33,297
#	Seikoh Giken Co. Ltd.	800	11,616
	Seino Holdings Co. Ltd.	35,500	352,212
#	Seiren Co. Ltd.	16,000	302,507
	Sekisui Chemical Co. Ltd.	54,300	949,381
	Sekisui House Ltd.	67,300	1,363,509
	Sekisui Jushi Corp.	9,000	159,003
	Sekisui Kasei Co. Ltd.	9,100	36,751
	Senko Group Holdings Co. Ltd.	58,000	465,736
	Senshu Electric Co. Ltd.	3,500	186,599
	Senshu Ikeda Holdings, Inc.	89,900	142,165
	Senshukai Co. Ltd.	11,500	37,409
#	SERAKU Co. Ltd.	2,200	22,866
	Seria Co. Ltd.	13,000	327,148
	Seven & I Holdings Co. Ltd.	117,800	5,991,147
	Seven Bank Ltd.	202,100	427,122

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SG Holdings Co. Ltd.	26,000	$551,935
	Sharp Corp.	24,400	271,233
	Shibaura Electronics Co. Ltd.	3,500	204,265
	Shibaura Machine Co. Ltd.	8,700	250,518
	Shibaura Mechatronics Corp.	2,600	193,085
	Shibusawa Warehouse Co. Ltd.	4,200	78,268
	Shibuya Corp.	6,000	133,029
*	Shidax Corp.	6,000	22,170
*	SHIFT, Inc.	200	33,230
	Shiga Bank Ltd.	14,500	282,511
	Shikibo Ltd.	4,500	35,919
	Shikoku Bank Ltd.	12,700	88,056
	Shikoku Chemicals Corp.	15,500	192,927
	Shikoku Electric Power Co., Inc.	36,200	251,642
	Shima Seiki Manufacturing Ltd.	10,000	151,270
	Shimadzu Corp.	10,600	382,466
	Shimamura Co. Ltd.	4,300	393,433
	Shimano, Inc.	1,500	336,363
	Shimizu Bank Ltd.	4,300	61,146
	Shimizu Corp.	96,200	640,541
	Shimojima Co. Ltd.	4,300	38,429
	Shin Nippon Air Technologies Co. Ltd.	2,900	51,684
	Shin Nippon Biomedical Laboratories Ltd.	5,100	54,533
	Shinagawa Refractories Co. Ltd.	2,700	89,465
*	Shindengen Electric Manufacturing Co. Ltd.	3,400	100,188
	Shin-Etsu Chemical Co. Ltd.	12,200	2,041,173
	Shin-Etsu Polymer Co. Ltd.	18,100	173,445
	Shin-Keisei Electric Railway Co. Ltd.	1,000	17,492
	Shinki Bus Co. Ltd.	500	13,870
	Shinko Electric Industries Co. Ltd.	14,300	658,061
	Shinko Shoji Co. Ltd.	11,400	89,001
	Shinmaywa Industries Ltd.	20,300	155,945
	Shinnihon Corp.	13,500	88,264
#	Shinnihonseiyaku Co. Ltd.	2,000	18,910
	Shinoken Group Co. Ltd.	16,400	140,285
	Shinsho Corp.	2,200	68,047
	Shinwa Co. Ltd.	2,500	44,016
	Shionogi & Co. Ltd.	6,500	370,452
	Ship Healthcare Holdings, Inc.	31,900	715,991
	Shiseido Co. Ltd.	8,200	413,641
#	Shizuki Electric Co., Inc.	5,100	23,326
	Shizuoka Bank Ltd.	99,700	783,390
	Shizuoka Gas Co. Ltd.	22,300	194,677
	SHO-BOND Holdings Co. Ltd.	2,600	113,855
*	Shobunsha Holdings, Inc.	2,300	8,493
	Shoei Co. Ltd.	8,800	338,840
	Shoei Foods Corp.	2,200	76,069
	Shofu, Inc.	4,000	62,570
	Showa Denko KK	53,500	1,111,397
	Showa Sangyo Co. Ltd.	6,200	145,219
	Showa Shinku Co. Ltd.	2,000	26,293
	Sigma Koki Co. Ltd.	2,500	34,427
	SIGMAXYZ Holdings Inc.	4,600	87,783
	Siix Corp.	7,900	90,056
*	Silver Life Co. Ltd.	1,200	10,911
	Sinanen Holdings Co. Ltd.	3,200	84,407
	Sinfonia Technology Co. Ltd.	9,600	101,157
	Sinko Industries Ltd.	5,800	92,268
	Sintokogio Ltd.	16,300	98,192

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	4,400	$35,998
	SKY Perfect JSAT Holdings, Inc.	61,300	230,714
	Skylark Holdings Co. Ltd.	60,800	794,414
	SMC Corp.	500	278,881
	SMK Corp.	1,799	33,644
	SMS Co. Ltd.	24,300	668,071
#	Snow Peak, Inc.	2,600	53,073
	SNT Corp.	13,900	27,244
#	Soda Nikka Co. Ltd.	8,400	61,214
	Sodick Co. Ltd.	16,900	117,870
	Softbank Corp.	66,300	831,128
	SoftBank Group Corp.	157,844	6,992,416
	Softcreate Holdings Corp.	3,200	101,693
	Software Service, Inc.	700	35,644
	Sohgo Security Services Co. Ltd.	11,400	413,450
	Soiken Holdings, Inc.	5,800	15,856
	Sojitz Corp.	63,440	994,217
	Soken Chemical & Engineering Co. Ltd.	3,000	42,512
	Solasto Corp.	17,500	160,955
	Soliton Systems KK	3,100	34,535
	Sompo Holdings, Inc.	46,600	2,180,574
	Sony Group Corp.	104,000	11,634,320
#	Sony Group Corp., Sponsored ADR	9,300	1,038,438
*	Sotetsu Holdings, Inc.	13,300	244,901
	Sotoh Co. Ltd.	1,600	11,638
#	Space Co. Ltd.	2,550	19,408
	Sparx Group Co. Ltd.	61,900	140,766
	SPK Corp.	3,600	40,716
	S-Pool, Inc.	6,500	59,261
	Square Enix Holdings Co. Ltd.	4,200	205,959
	SRA Holdings	5,500	136,492
*	SRE Holdings Corp.	1,500	58,170
	ST Corp.	1,800	23,655
	St. Marc Holdings Co. Ltd.	7,200	94,008
	Stanley Electric Co. Ltd.	23,700	553,972
	Star Mica Holdings Co. Ltd.	4,000	48,382
	Star Micronics Co. Ltd.	13,000	164,864
	Starts Corp., Inc.	18,000	391,905
	Starzen Co. Ltd.	6,800	119,974
	St-Care Holding Corp.	8,200	54,204
	Stella Chemifa Corp.	4,300	93,908
	Step Co. Ltd.	1,700	26,853
	Strike Co. Ltd.	2,500	97,335
	Studio Alice Co. Ltd.	5,900	110,643
	Subaru Corp.	130,316	2,371,927
	Subaru Enterprise Co. Ltd.	600	41,600
	Sugi Holdings Co. Ltd.	5,100	299,190
	Sugimoto & Co. Ltd.	4,500	85,105
	SUMCO Corp.	63,600	1,172,535
	Sumida Corp.	16,800	147,513
	Suminoe Textile Co. Ltd.	1,600	26,005
	Sumiseki Holdings, Inc.	15,700	19,139
	Sumitomo Bakelite Co. Ltd.	14,200	684,301
	Sumitomo Chemical Co. Ltd.	352,100	1,775,658
	Sumitomo Corp.	68,100	1,052,513
	Sumitomo Dainippon Pharma Co. Ltd.	26,200	285,167
	Sumitomo Densetsu Co. Ltd.	7,100	129,419
	Sumitomo Electric Industries Ltd.	116,500	1,544,614
	Sumitomo Forestry Co. Ltd.	47,300	832,745

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	34,600	$908,681
	Sumitomo Metal Mining Co. Ltd.	23,900	1,103,934
	Sumitomo Mitsui Construction Co. Ltd.	73,020	275,915
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,525,069
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,403,996
	Sumitomo Osaka Cement Co. Ltd.	12,200	374,118
*	Sumitomo Precision Products Co. Ltd.	1,100	17,621
	Sumitomo Realty & Development Co. Ltd.	23,600	730,188
	Sumitomo Riko Co. Ltd.	10,600	54,221
	Sumitomo Rubber Industries Ltd.	60,595	630,541
	Sumitomo Seika Chemicals Co. Ltd.	4,700	126,027
	Sumitomo Warehouse Co. Ltd.	24,700	443,566
	Sun Frontier Fudousan Co. Ltd.	18,200	165,197
	Suncall Corp.	7,100	35,282
	Sundrug Co. Ltd.	20,300	511,192
	Suntory Beverage & Food Ltd.	17,400	668,137
	Sun-Wa Technos Corp.	4,300	49,213
*	SuRaLa Net Co. Ltd.	500	5,617
	Suruga Bank Ltd.	44,100	190,220
	Suzuken Co. Ltd.	16,870	500,709
	Suzuki Co. Ltd.	6,500	48,820
	Suzuki Motor Corp.	19,700	838,710
#	SWCC Showa Holdings Co. Ltd.	14,200	223,361
	Sysmex Corp.	12,800	1,218,443
#	System Information Co. Ltd.	2,800	22,209
	System Research Co. Ltd.	1,600	24,442
	Systena Corp.	90,400	278,332
	Syuppin Co. Ltd.	8,000	73,942
	T Hasegawa Co. Ltd.	9,500	208,466
	T RAD Co. Ltd.	3,500	81,792
	T&D Holdings, Inc.	63,400	936,944
#	T&K Toka Co. Ltd.	7,400	51,416
	Tachibana Eletech Co. Ltd.	6,280	85,327
	Tachikawa Corp.	4,700	43,638
#	Tachi-S Co. Ltd.	12,300	128,443
	Tadano Ltd.	36,700	321,003
	Taihei Dengyo Kaisha Ltd.	6,700	158,581
	Taiheiyo Cement Corp.	53,900	1,072,405
	Taiheiyo Kouhatsu, Inc.	4,300	24,164
#	Taiho Kogyo Co. Ltd.	7,500	52,075
	Taikisha Ltd.	5,600	140,039
	Taiko Bank Ltd.	3,600	43,667
*	Taiko Pharmaceutical Co. Ltd.	1,200	6,303
	Taisei Corp.	47,300	1,550,544
	Taisei Lamick Co. Ltd.	2,700	64,132
	Taisei Oncho Co. Ltd.	1,400	23,226
	Taisho Pharmaceutical Holdings Co. Ltd.	7,950	390,442
	Taiyo Holdings Co. Ltd.	6,600	194,717
	Taiyo Yuden Co. Ltd.	22,200	1,078,280
#	Takachiho Koheki Co. Ltd.	1,500	20,270
	Takamatsu Construction Group Co. Ltd.	4,400	76,241
	Takamatsu Machinery Co. Ltd.	1,100	6,911
	Takamiya Co. Ltd.	13,500	47,681
	Takano Co. Ltd.	5,000	28,605
	Takaoka Toko Co. Ltd.	4,200	51,606
#	Takara & Co. Ltd.	2,400	37,793
	Takara Bio, Inc.	2,300	46,138
	Takara Holdings, Inc.	12,100	117,365
	Takara Leben Co. Ltd.	56,100	152,867

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Standard Co. Ltd.	15,300	$182,154
	Takasago International Corp.	5,100	125,051
	Takasago Thermal Engineering Co. Ltd.	8,200	137,094
	Takashima & Co. Ltd.	1,700	35,469
	Takashimaya Co. Ltd.	46,400	440,636
	Takasho Co. Ltd.	1,900	10,756
#*	Take & Give Needs Co. Ltd.	4,700	40,117
	TAKEBISHI Corp.	3,200	40,324
	Takeda Pharmaceutical Co. Ltd.	157,553	4,566,388
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	53,502
	Takemoto Yohki Co. Ltd.	3,800	24,878
	Takeuchi Manufacturing Co. Ltd.	13,000	324,930
	Takihyo Co. Ltd.	1,900	23,221
#	Takisawa Machine Tool Co. Ltd.	2,200	22,741
	Takuma Co. Ltd.	19,100	244,260
	Tama Home Co. Ltd.	8,900	181,343
	Tamron Co. Ltd.	4,200	91,553
	Tamura Corp.	34,500	196,071
	Tanabe Engineering Corp.	1,500	11,696
#	Tanseisha Co. Ltd.	10,850	68,111
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	64,943
	Tayca Corp.	6,000	68,982
#	Tbk Co. Ltd.	7,400	25,926
	TBS Holdings, Inc.	10,300	154,041
	TDC Soft, Inc.	3,000	27,495
	TDK Corp.	80,100	2,892,802
	Tear Corp.	3,400	12,884
	TechMatrix Corp.	14,000	199,325
	Techno Ryowa Ltd.	1,900	14,754
	Techno Smart Corp.	800	8,530
	TechnoPro Holdings, Inc.	38,400	982,354
	Teijin Ltd.	102,200	1,288,408
	Teikoku Electric Manufacturing Co. Ltd.	4,300	49,434
#	Teikoku Sen-I Co. Ltd.	4,500	78,451
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	37,304
	Tekken Corp.	5,200	81,900
	Temairazu, Inc.	700	26,152
	Tenma Corp.	6,100	133,177
	Tenox Corp.	1,200	8,491
	Teraoka Seisakusho Co. Ltd.	1,600	5,087
	Terasaki Electric Co. Ltd.	1,100	10,197
	Terumo Corp.	21,700	792,133
	T-Gaia Corp.	5,800	84,148
	THK Co. Ltd.	19,900	497,235
	Tigers Polymer Corp.	4,400	16,693
	TIS, Inc.	44,500	1,170,379
	TKC Corp.	5,000	131,390
	Toa Corp.	6,700	46,681
#	Toa Corp.	6,900	145,959
	Toa Oil Co. Ltd.	2,900	81,478
	TOA ROAD Corp.	2,300	100,023
	Toagosei Co. Ltd.	40,900	403,344
	Toba, Inc.	400	9,438
	Tobishima Corp.	12,310	112,170
	Tobu Railway Co. Ltd.	14,900	349,006
	TOC Co. Ltd.	17,900	111,441
	Tocalo Co. Ltd.	36,300	441,121
	Tochigi Bank Ltd.	50,000	97,079
	Toda Corp.	66,300	428,311

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Toda Kogyo Corp.	1,600	$47,488
	Toei Animation Co. Ltd.	1,400	106,094
	Toei Co. Ltd.	700	103,921
#	Toell Co. Ltd.	1,900	14,377
	Toenec Corp.	3,700	102,563
	Togami Electric Manufacturing Co. Ltd.	999	15,101
	Toho Bank Ltd.	68,100	126,679
	Toho Co. Ltd.	3,000	116,213
#*	Toho Co. Ltd.	2,400	22,579
	Toho Gas Co. Ltd.	6,900	188,582
	Toho Holdings Co. Ltd.	20,200	315,848
	Toho Titanium Co. Ltd.	11,900	92,590
	Toho Zinc Co. Ltd.	6,400	132,881
#	Tohoku Bank Ltd.	4,300	38,005
	Tohoku Electric Power Co., Inc.	46,500	327,540
	Tohoku Steel Co. Ltd.	1,200	18,233
	Tohokushinsha Film Corp.	4,700	25,822
	Tokai Carbon Co. Ltd.	57,100	592,223
	Tokai Corp.	5,900	92,702
	TOKAI Holdings Corp.	56,900	435,983
	Tokai Rika Co. Ltd.	23,300	303,540
	Tokai Tokyo Financial Holdings, Inc.	87,600	308,358
	Token Corp.	2,200	178,205
	Tokio Marine Holdings, Inc.	28,400	1,694,732
	Tokushu Tokai Paper Co. Ltd.	3,700	133,356
	Tokuyama Corp.	27,977	445,318
*	Tokyo Base Co. Ltd.	5,400	21,340
	Tokyo Century Corp.	13,800	681,021
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	412,159
	Tokyo Electron Device Ltd.	3,000	144,596
	Tokyo Electron Ltd.	10,000	4,891,330
	Tokyo Energy & Systems, Inc.	10,400	84,637
	Tokyo Gas Co. Ltd.	25,100	506,813
	Tokyo Keiki, Inc.	4,900	43,207
	Tokyo Kiraboshi Financial Group, Inc.	10,800	148,018
	Tokyo Ohka Kogyo Co. Ltd.	4,700	278,413
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	10,007
#	Tokyo Rakutenchi Co. Ltd.	1,300	43,516
*	Tokyo Rope Manufacturing Co. Ltd.	1,300	9,906
	Tokyo Sangyo Co. Ltd.	7,700	48,409
	Tokyo Seimitsu Co. Ltd.	13,500	572,621
	Tokyo Steel Manufacturing Co. Ltd.	13,900	133,080
	Tokyo Tatemono Co. Ltd.	59,500	886,933
	Tokyo Tekko Co. Ltd.	4,000	45,809
#*	Tokyo Theatres Co., Inc.	3,400	36,218
	Tokyotokeiba Co. Ltd.	5,200	190,624
	Tokyu Construction Co. Ltd.	30,600	187,848
	Tokyu Corp.	26,000	345,484
	Tokyu Fudosan Holdings Corp.	190,000	1,040,854
	Tokyu Recreation Co. Ltd.	1,000	42,036
	Toli Corp.	17,400	32,651
	Tomato Bank Ltd.	3,000	27,763
	Tomen Devices Corp.	1,300	78,011
#	Tomoe Corp.	9,200	39,440
	Tomoe Engineering Co. Ltd.	3,200	59,431
*	Tomoegawa Co. Ltd.	1,600	11,449
	Tomoku Co. Ltd.	4,500	68,218
	TOMONY Holdings, Inc.	66,600	188,860
	Tomy Co. Ltd.	38,521	376,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tonami Holdings Co. Ltd.	2,400	$78,078
	Topcon Corp.	27,800	377,320
	Toppan, Inc.	34,520	656,641
	Topre Corp.	17,100	178,560
	Topy Industries Ltd.	6,000	57,289
	Toray Industries, Inc.	327,700	2,071,002
	Torex Semiconductor Ltd.	1,400	32,801
	Toridoll Holdings Corp.	23,600	475,180
	Torigoe Co. Ltd.	6,600	37,516
	Torii Pharmaceutical Co. Ltd.	5,200	129,309
	Torishima Pump Manufacturing Co. Ltd.	8,500	68,628
	TORQ, Inc.	3,100	5,485
	Tosei Corp.	11,100	101,627
	Toshiba Corp.	13,300	550,753
	Toshiba TEC Corp.	10,800	406,936
	Tosoh Corp.	55,300	865,251
	Totech Corp.	1,300	27,585
	Totetsu Kogyo Co. Ltd.	8,800	187,791
	TOTO Ltd.	6,399	275,416
	Totoku Electric Co. Ltd.	1,400	34,825
	Tottori Bank Ltd.	4,100	42,124
	Toukei Computer Co. Ltd.	500	20,536
#	Tow Co. Ltd.	17,200	45,031
	Towa Bank Ltd.	14,000	64,509
	Towa Corp.	3,300	74,637
	Towa Pharmaceutical Co. Ltd.	16,200	397,347
	Toyo Construction Co. Ltd.	45,200	225,316
	Toyo Corp.	9,100	83,034
	Toyo Denki Seizo KK	3,000	25,744
#*	Toyo Engineering Corp.	12,100	69,715
	Toyo Gosei Co. Ltd.	1,700	181,535
	Toyo Ink SC Holdings Co. Ltd.	14,300	237,311
	Toyo Kanetsu KK	3,400	74,079
#	Toyo Logistics Co. Ltd.	10,200	27,988
	Toyo Machinery & Metal Co. Ltd.	6,400	32,412
	Toyo Securities Co. Ltd.	30,100	39,760
	Toyo Seikan Group Holdings Ltd.	32,100	391,004
	Toyo Suisan Kaisha Ltd.	20,300	831,747
	Toyo Tanso Co. Ltd.	4,900	125,992
	Toyo Tire Corp.	49,400	698,477
	Toyo Wharf & Warehouse Co. Ltd.	2,300	28,666
	Toyobo Co. Ltd.	54,300	611,095
	Toyoda Gosei Co. Ltd.	16,700	350,986
	Toyota Boshoku Corp.	32,500	576,076
	Toyota Industries Corp.	7,400	577,263
#	Toyota Motor Corp., Sponsored ADR	10,100	2,004,345
	Toyota Motor Corp.	1,130,315	22,338,608
	Toyota Tsusho Corp.	22,500	912,454
	TPR Co. Ltd.	10,600	134,313
	Traders Holdings Co. Ltd.	4,960	17,386
	Trancom Co. Ltd.	5,200	369,232
	Transaction Co. Ltd.	2,000	19,551
	TRE Holdings Corp.	12,152	153,364
*	Trend Micro, Inc.	17,500	928,420
	Tri Chemical Laboratories, Inc.	3,400	91,999
	Trinity Industrial Corp.	2,000	13,836
	Trusco Nakayama Corp.	12,400	263,896
	TS Tech Co. Ltd.	26,614	350,679
*	TSI Holdings Co. Ltd.	27,900	76,466

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsubaki Nakashima Co. Ltd.	18,800	$232,957
	Tsubakimoto Chain Co.	12,200	341,661
	Tsubakimoto Kogyo Co. Ltd.	1,700	63,582
*	Tsudakoma Corp.	1,400	7,114
	Tsugami Corp.	12,200	141,609
#*	Tsukada Global Holdings, Inc.	9,500	22,695
	Tsukishima Kikai Co. Ltd.	11,200	106,711
#	Tsukuba Bank Ltd.	37,600	61,526
	Tsumura & Co.	11,000	311,989
	Tsuruha Holdings, Inc.	4,600	370,504
	Tsurumi Manufacturing Co. Ltd.	7,600	112,833
	Tsutsumi Jewelry Co. Ltd.	2,700	42,425
	Tsuzuki Denki Co. Ltd.	1,500	21,706
	TV Asahi Holdings Corp.	11,400	148,268
	Tv Tokyo Holdings Corp.	2,700	46,696
	TYK Corp.	8,500	22,488
*	UACJ Corp.	16,100	370,617
	Ube Industries Ltd.	44,500	800,091
	Ubicom Holdings, Inc.	1,500	28,679
	Uchida Yoko Co. Ltd.	2,500	98,987
	Ulvac, Inc.	8,900	452,846
	Unicharm Corp.	8,100	313,012
	Uniden Holdings Corp.	2,500	73,870
	Union Tool Co.	2,700	87,506
	Unipres Corp.	18,400	128,715
#	United Super Markets Holdings, Inc.	22,700	206,973
	UNITED, Inc.	5,100	85,414
*	Unitika Ltd.	25,100	67,441
*	Universal Entertainment Corp.	7,400	152,155
	Urbanet Corp. Co. Ltd.	8,600	21,808
	Usen-Next Holdings Co. Ltd.	1,800	37,868
	Ushio, Inc.	38,400	596,752
	USS Co. Ltd.	21,500	350,895
	UT Group Co. Ltd.	7,800	223,507
*	UUUM Co. Ltd.	2,200	16,379
*	Uzabase, Inc.	4,500	42,547
	V Technology Co. Ltd.	3,500	106,579
	Valor Holdings Co. Ltd.	20,000	384,444
	Valqua Ltd.	5,600	124,572
	Value HR Co. Ltd.	1,600	33,660
	ValueCommerce Co. Ltd.	5,400	166,494
	Valuence Holdings, Inc.	500	5,612
#	V-Cube, Inc.	2,200	14,930
#	Vector, Inc.	10,300	87,489
	Vega Corp. Co. Ltd.	800	4,817
	Vertex Corp.	3,940	102,870
*	Village Vanguard Co. Ltd.	1,700	14,742
	Vital KSK Holdings, Inc.	19,000	128,484
	VT Holdings Co. Ltd.	47,400	184,032
	Wacoal Holdings Corp.	15,100	277,015
	Wacom Co. Ltd.	55,500	403,138
	Wakachiku Construction Co. Ltd.	5,600	81,757
	Wakita & Co. Ltd.	15,800	139,411
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	96,780
	Waseda Academy Co. Ltd.	1,400	12,797
	Watahan & Co. Ltd.	8,600	95,312
#	Watts Co. Ltd.	4,800	28,145
	Wavelock Holdings Co. Ltd.	2,200	13,823
	WDB Holdings Co. Ltd.	2,700	63,613

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	1,500	$102,264
	Welcia Holdings Co. Ltd.	12,200	329,496
	Wellnet Corp.	4,000	15,007
	West Holdings Corp.	9,350	280,936
	West Japan Railway Co.	12,600	527,987
	Will Group, Inc.	6,900	74,291
#	WIN-Partners Co. Ltd.	4,000	34,245
	Wood One Co. Ltd.	3,200	27,751
#	Workman Co. Ltd.	3,000	132,485
*	World Co. Ltd.	2,600	26,111
	World Holdings Co. Ltd.	2,400	48,480
	Wowow, Inc.	2,600	37,567
	Xebio Holdings Co. Ltd.	10,100	79,165
	YAC Holdings Co. Ltd.	2,400	23,695
	Yachiyo Industry Co. Ltd.	2,600	12,914
	Yagi & Co. Ltd.	1,400	16,397
	Yahagi Construction Co. Ltd.	10,400	69,249
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	22,395
	Yakult Honsha Co. Ltd.	4,000	202,806
	YAKUODO Holdings Co. Ltd.	3,300	66,917
	YAMABIKO Corp.	14,000	127,680
	YAMADA Consulting Group Co. Ltd.	4,000	38,150
	Yamada Holdings Co. Ltd.	179,588	606,085
	Yamagata Bank Ltd.	9,700	80,424
	Yamaguchi Financial Group, Inc.	77,100	478,404
	Yamaha Corp.	2,500	113,888
	Yamaha Motor Co. Ltd.	50,800	1,209,726
	Yamaichi Electronics Co. Ltd.	10,400	188,076
#	YA-MAN Ltd.	8,700	68,989
	Yamanashi Chuo Bank Ltd.	11,800	96,031
	Yamashina Corp.	25,000	15,689
	Yamatane Corp.	3,800	53,656
#	Yamato Corp.	7,100	43,190
	Yamato Holdings Co. Ltd.	39,100	832,605
#	Yamato International, Inc.	5,400	13,548
	Yamato Kogyo Co. Ltd.	15,800	486,146
#	Yamaura Corp.	2,400	20,373
#	Yamaya Corp.	1,800	38,731
	Yamazaki Baking Co. Ltd.	35,300	504,714
	Yamazawa Co. Ltd.	1,300	18,213
	Yamazen Corp.	14,200	123,537
	Yaoko Co. Ltd.	6,800	393,140
	Yashima Denki Co. Ltd.	5,500	45,673
	Yaskawa Electric Corp.	6,800	284,718
	Yasuda Logistics Corp.	6,700	56,080
#	Yasunaga Corp.	3,400	25,617
	Yellow Hat Ltd.	14,400	199,656
	Yodogawa Steel Works Ltd.	8,700	185,351
	Yokogawa Bridge Holdings Corp.	11,600	216,689
	Yokogawa Electric Corp.	33,600	550,552
	Yokohama Rubber Co. Ltd.	61,400	895,125
	Yokorei Co. Ltd.	18,200	135,246
	Yokowo Co. Ltd.	8,200	188,368
	Yomeishu Seizo Co. Ltd.	1,700	26,575
	Yondenko Corp.	3,400	49,120
#	Yondoshi Holdings, Inc.	4,600	70,318
	Yorozu Corp.	5,700	47,926
	Yotai Refractories Co. Ltd.	6,300	68,535
	Yuasa Trading Co. Ltd.	7,100	179,679

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuken Kogyo Co. Ltd.	1,100	$16,497
	Yukiguni Maitake Co. Ltd.	3,900	39,592
	Yurtec Corp.	15,000	89,429
	Yushiro Chemical Industry Co. Ltd.	3,700	35,527
	Z Holdings Corp.	53,300	270,693
	Zaoh Co. Ltd.	2,500	40,085
	Zenitaka Corp.	1,000	34,795
	Zenkoku Hosho Co. Ltd.	15,900	711,654
	Zenrin Co. Ltd.	12,400	104,136
	Zensho Holdings Co. Ltd.	21,377	514,681
	Zeon Corp.	37,000	429,350
	ZIGExN Co. Ltd.	14,100	35,481
	ZOZO, Inc.	23,100	615,555
	Zuiko Corp.	4,400	30,222
TOTAL JAPAN			563,472,135
MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	49,827
	Aeon Co. M Bhd	303,900	102,131
	AEON Credit Service M Bhd	49,149	172,381
	AFFIN Bank Bhd	134,471	57,384
#	Alliance Bank Malaysia Bhd	373,600	295,782
	Allianz Malaysia Bhd	20,500	61,913
*	AMMB Holdings Bhd	421,600	329,266
*	Ancom BHD	21,700	17,488
	Astro Malaysia Holdings Bhd	298,900	68,623
	Axiata Group Bhd	277,490	246,529
	Batu Kawan Bhd	7,200	39,993
#*	Berjaya Assets Bhd	176,800	12,095
*	Berjaya Corp. Bhd	1,184,701	68,399
*	Berjaya Land Bhd	333,000	17,527
	Berjaya Sports Toto Bhd	349,668	158,965
*	Bermaz Auto Bhd	252,400	99,379
	Beshom Holdings Bhd	74,042	32,074
	BIMB Holdings Bhd	151,200	113,862
*	Boustead Holdings Bhd	233,200	30,152
	Boustead Plantations Bhd	196,420	33,870
	British American Tobacco Malaysia Bhd	38,700	113,522
*	Bumi Armada Bhd	871,200	115,711
#	Bursa Malaysia Bhd	196,350	293,927
#	Cahya Mata Sarawak Bhd	221,400	65,379
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	194,649
	CB Industrial Product Holding Bhd	88,300	27,866
#	CIMB Group Holdings Bhd	374,102	466,015
#*	Cypark Resources Bhd	120,300	24,362
#	D&O Green Technologies Bhd	225,900	266,356
#	Dayang Enterprise Holdings Bhd	125,400	27,542
#	Dialog Group Bhd	272,500	167,195
#	DiGi.Com Bhd	287,200	261,111
#	DRB-Hicom Bhd	381,000	133,326
	Dufu Technology Corp. Bhd	55,200	49,074
#	Duopharma Biotech Bhd	161,067	57,024
	Dutch Lady Milk Industries Bhd	4,500	34,720
#	Eco World Development Group Bhd	443,900	98,329
#	Eco World International Bhd	84,700	8,349
*	Ekovest BHD	528,900	52,569
	FGV Holdings Bhd	30,000	10,969
	Formosa Prosonic Industries Bhd	55,700	46,629
#	Fraser & Neave Holdings Bhd	24,500	144,844

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Frontken Corp. Bhd	307,150	$237,136
	Gadang Holdings Bhd	266,950	24,343
*	Gamuda Bhd	511,340	338,928
#	Gas Malaysia Bhd	64,000	40,973
	Genting Bhd	329,300	344,904
	Genting Malaysia Bhd	356,100	233,153
	Genting Plantations Bhd	45,300	69,857
	George Kent Malaysia Bhd	206,750	30,860
#	Globetronics Technology Bhd	172,866	61,035
*	Greatech Technology Bhd	29,800	37,549
#	Guan Chong Bhd	91,800	58,825
#	HAP Seng Consolidated Bhd	38,800	70,479
	Hartalega Holdings Bhd	143,700	201,753
#	Heineken Malaysia Bhd	36,100	176,828
#	Hengyuan Refining Co. Bhd	64,400	62,847
	HeveaBoard Bhd	130,500	14,389
#	Hiap Teck Venture Bhd	299,100	35,270
	Hibiscus Petroleum Bhd	181,200	44,143
	Hong Leong Bank Bhd	22,580	104,843
	Hong Leong Financial Group Bhd	40,078	174,907
	Hong Leong Industries Bhd	19,300	42,893
	Hup Seng Industries Bhd	13,200	2,728
	IHH Healthcare Bhd	36,800	56,707
	IJM Corp. Bhd	910,500	309,893
	Inari Amertron Bhd	411,225	328,576
	Insas Bhd	187,000	40,019
#	IOI Corp. Bhd	83,000	75,454
	IOI Properties Group Bhd	379,625	92,628
#*	Iskandar Waterfront City Bhd	224,600	18,055
*	JAKS Resources Bhd	570,179	53,382
#*	Jaya Tiasa Holdings Bhd	210,000	33,755
#	JHM Consolidation Bhd	26,200	9,586
	Karex Bhd	68,500	6,564
	Kenanga Investment Bank Bhd	38,300	10,729
	Kerjaya Prospek Group Bhd	105,989	28,262
#*	KNM Group Bhd	1,052,620	33,977
	Kossan Rubber Industries	197,000	84,786
	KPJ Healthcare Bhd	463,600	115,201
*	KSL Holdings Bhd	135,319	21,702
	Kuala Lumpur Kepong Bhd	26,011	134,127
	Lagenda Properties Bhd	38,700	12,180
	Land & General Bhd	399,300	10,151
	LBS Bina Group Bhd	262,835	29,542
#	Leong Hup International Bhd	180,500	23,822
	Lii Hen Industries Bhd	74,300	53,915
	Lingkaran Trans Kota Holdings Bhd	42,500	38,046
#Ω	Lotte Chemical Titan Holding Bhd	78,663	42,010
#	LPI Capital Bhd	40,440	141,125
#	Magni-Tech Industries Bhd	146,900	68,278
#	Magnum Bhd	228,815	103,096
#	Mah Sing Group Bhd	553,875	89,457
#	Malakoff Corp. Bhd	281,900	49,380
	Malayan Banking Bhd	222,900	440,709
#	Malayan Flour Mills Bhd	308,600	45,461
*	Malaysia Airports Holdings Bhd	321,600	439,102
#	Malaysia Building Society Bhd	768,932	105,121
	Malaysia Smelting Corp. Bhd	20,700	17,244
	Malaysian Pacific Industries Bhd	50,500	481,505
#	Malaysian Resources Corp. Bhd	666,920	54,392

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Matrix Concepts Holdings Bhd	227,266	$121,586
	Maxis Bhd	156,200	157,919
#	MBM Resources BHD	57,700	42,418
*	Media Prima Bhd	53,500	5,242
	Mega First Corp. Bhd	161,400	136,174
	MISC Bhd	156,000	260,375
	MKH Bhd	100,700	29,913
#	MNRB Holdings Bhd	182,774	49,249
	Muda Holdings Bhd	76,500	50,792
*	Muhibbah Engineering M Bhd	129,500	17,215
*	Mulpha International Bhd	39,460	22,762
	My EG Services Bhd	135,756	31,660
	Nestle Malaysia Bhd	4,900	154,831
*	OCK Group Bhd	171,300	17,222
#	Oriental Holdings BHD	106,800	137,664
#	OSK Holdings Bhd	472,550	97,008
#	Padini Holdings Bhd	116,700	80,236
	Panasonic Manufacturing Malaysia Bhd	2,400	16,513
#	Paramount Corp. Bhd	146,300	24,529
#	Pentamaster Corp. Bhd	164,473	161,839
	Perak Transit Bhd	67,100	9,825
#	Petron Malaysia Refining & Marketing Bhd	39,200	40,573
#	Petronas Chemicals Group Bhd	115,700	245,963
	Petronas Dagangan Bhd	29,500	136,987
	Petronas Gas Bhd	43,200	175,529
	PIE Industrial Bhd	20,300	14,983
*	Pos Malaysia Bhd	91,600	13,942
	PPB Group Bhd	69,820	265,153
	Press Metal Aluminium Holdings Bhd	291,100	429,375
	Public Bank Bhd	1,807,300	1,820,500
	QL Resources Bhd	223,925	265,566
	Ranhill Utilities Bhd	92,109	12,015
	RCE Capital Bhd	33,000	13,989
*	Revenue Group Bhd	71,400	26,203
	RHB Bank Bhd	197,745	263,199
	Sam Engineering & Equipment M Bhd	10,100	52,390
#*	Sapura Energy Bhd	2,931,800	31,265
	Sarawak Oil Palms Bhd	50,500	45,384
#	Scientex Bhd	303,600	332,991
#	Serba Dinamik Holdings Bhd	328,220	27,446
*	Shangri-La Hotels Malaysia Bhd	17,500	14,123
	Sime Darby Bhd	681,970	350,478
#	Sime Darby Plantation Bhd	107,236	90,620
	Sime Darby Property Bhd	327,670	45,421
#	SKP Resources Bhd	296,249	108,902
*	SP Setia Bhd Group	440,579	129,830
*††	Sumatec Resources Bhd	822,800	177
	Sunway Bhd	412,654	168,661
#	Sunway Construction Group Bhd	116,690	40,609
	Supermax Corp. Bhd	307,665	86,885
	Syarikat Takaful Malaysia Keluarga Bhd	145,111	126,465
	Ta Ann Holdings Bhd	86,480	73,977
	Taliworks Corp. Bhd	68,666	14,879
	Telekom Malaysia Bhd	139,000	168,436
	Tenaga Nasional Bhd	135,900	298,119
#	Thong Guan Industries Bhd	59,400	37,829
	TIME dotCom Bhd	147,000	149,885
#	Top Glove Corp. Bhd	505,800	257,771
*	Tropicana Corp. Bhd	206,616	51,970

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	TSH Resources Bhd	96,500	$25,859
	Uchi Technologies Bhd	83,700	59,861
#*	UEM Edgenta Bhd	74,800	28,088
#*	UEM Sunrise Bhd	574,400	42,823
#	UMW Holdings Bhd	112,400	78,693
#	United Plantations Bhd	17,100	57,310
	UOA Development Bhd	275,200	107,643
	UWC BHD	24,200	27,300
*	Velesto Energy Bhd	1,107,073	37,390
	ViTrox Corp. Bhd	91,800	179,781
	VS Industry Bhd	333,800	96,262
*	WCT Holdings Bhd	364,227	44,531
	Wellcall Holdings Bhd	53,700	16,231
	Westports Holdings Bhd	170,000	155,862
#	Yinson Holdings Bhd	137,500	181,042
*	YNH Property Bhd	124,837	78,207
	YTL Corp. Bhd	1,268,650	168,368
#	YTL Power International Bhd	249,587	37,322
TOTAL MALAYSIA			20,249,725
MEXICO — (0.7%)
#*	ALEATICA SAB de CV	5,854	5,498
	Alfa SAB de CV, Class A	1,784,541	1,293,334
	Alpek SAB de CV	245,078	293,694
*	Alsea SAB de CV	251,622	516,467
	America Movil SAB de CV	1,780,639	1,675,499
	America Movil SAB de CV, Sponsored ADR, Class L	28,021	528,476
	Arca Continental SAB de CV	65,332	385,569
*	Axtel SAB de CV	499,613	82,106
#Ω	Banco del Bajio SA	190,969	411,600
	Becle SAB de CV	27,768	67,374
#	Bolsa Mexicana de Valores SAB de CV	208,501	356,194
*	Cemex SAB de CV	2,131,083	1,305,841
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	42,256
#	Coca-Cola Femsa SAB de CV	55,325	291,779
	Consorcio ARA SAB de CV	330,697	65,248
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	73,923
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	236,583
	Corp. Inmobiliaria Vesta SAB de CV	94,392	179,193
#*	Credito Real SAB de CV Sofom ER	84,592	22,596
	El Puerto de Liverpool SAB de CV, Class C1	35,062	161,202
*	Elementia Materiales SAB de CV	10,526	9,389
#*††	Empresas ICA SAB de CV	42,400	197
	Fomento Economico Mexicano SAB de CV	71,227	536,343
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	20,084
*Ω	Fortaleza Materiales SAB de CV	10,525	9,483
	GCC SAB de CV	43,340	303,283
#	Genomma Lab Internacional SAB de CV, Class B	352,628	350,440
*	Gentera SAB de CV	298,389	213,941
	Gruma SAB de CV, Class B	72,377	946,536
	Grupo Aeroportuario del Centro Norte SAB de CV	63,140	424,515
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,035	179,544
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	226,164
#	Grupo Bimbo SAB de CV, Class A	322,397	1,010,577
#	Grupo Carso SAB de CV	79,002	220,982
	Grupo Comercial Chedraui SA de CV	156,209	316,689
	Grupo Elektra SAB de CV	11,176	731,414
	Grupo Financiero Banorte SAB de CV, Class O	233,150	1,474,761
*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	554,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo GICSA SAB de CV	30,415	$3,244
	Grupo Herdez SAB de CV	90,586	148,342
*	Grupo Hotelero Santa Fe SAB de CV	60,872	12,335
	Grupo Industrial Saltillo SAB de CV	7,630	10,305
	Grupo Mexico SAB de CV, Class B	520,207	2,237,132
#	Grupo Rotoplas SAB de CV	66,085	85,089
*	Grupo Sanborns SAB de CV	66,549	74,201
*	Grupo Simec SAB de CV, Class B	33,392	292,998
	Grupo Televisa SAB, Sponsored ADR	37,996	388,699
	Grupo Televisa SAB	421,281	863,475
#*Ω	Grupo Traxion SAB de CV	22,758	35,977
*	Hoteles City Express SAB de CV	142,020	32,152
	Industrias Bachoco SAB de CV, Class B	77,004	265,266
*	Industrias CH SAB de CV, Class B	75,560	717,578
#	Industrias Penoles SAB de CV	45,293	486,458
#	Kimberly-Clark de Mexico SAB de CV, Class A	246,708	355,806
#	La Comer SAB de CV	254,370	418,648
	Megacable Holdings SAB de CV	250,576	807,557
#*	Minera Frisco SAB de CV, Class A1	307,440	51,419
*Ω	Nemak SAB de CV	1,017,176	264,304
	Orbia Advance Corp. SAB de CV	473,286	1,108,647
	Organizacion Cultiba SAB de CV	15,310	8,832
	Organizacion Soriana SAB de CV, Class B	50,685	57,275
	Promotora y Operadora de Infraestructura SAB de CV	61,367	449,573
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	25,268
#	Qualitas Controladora SAB de CV	54,504	294,583
#	Regional SAB de CV	114,430	651,699
#	Telesites SAB de CV	298,134	316,229
#*	Unifin Financiera SAB de CV	101,578	140,490
	Vitro SAB de CV, Class A	28,118	29,716
	Wal-Mart de Mexico SAB de CV	194,783	660,702
TOTAL MEXICO			26,817,658
NETHERLANDS — (2.5%)
	Aalberts NV	40,115	2,452,235
Ω	ABN AMRO Bank NV	83,970	1,347,640
*	Accell Group NV	5,453	354,885
*Ω	Adyen NV	542	1,102,914
	Aegon NV	497,405	2,806,107
#	Aegon NV	31,480	178,491
	Akzo Nobel NV	15,127	1,565,726
	AMG Advanced Metallurgical Group NV	4,066	139,933
*	Amsterdam Commodities NV	6,867	196,881
	APERAM SA	19,263	1,085,462
	Arcadis NV	35,171	1,539,613
	ArcelorMittal SA	71,851	2,134,264
#	ArcelorMittal SA	9,739	288,859
	ASM International NV	7,030	2,415,370
	ASML Holding NV	4,870	3,298,424
	ASML Holding NV	20,610	13,957,092
	ASR Nederland NV	49,610	2,306,647
Ω	B&S Group Sarl	1,683	13,601
#*Ω	Basic-Fit NV	8,181	390,294
	BE Semiconductor Industries NV	40,844	3,424,702
#*	Beter Bed Holding NV	7,231	39,089
	Boskalis Westminster	32,105	908,890
	Brunel International NV	5,294	65,052
	Coca-Cola Europacific Partners PLC	33,278	1,912,788
	Corbion NV	16,974	708,723

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	Flow Traders	20,804	$806,888
	ForFarmers NV	13,915	63,297
*	Fugro NV	25,149	201,102
	Heijmans NV	12,716	204,860
#	Heineken NV	15,108	1,620,282
*	Hunter Douglas NV	2,658	516,382
	IMCD NV	10,819	1,861,083
	ING Groep NV, Sponsored ADR	6,500	96,200
	ING Groep NV	196,229	2,902,051
*Ω	Intertrust NV	28,250	614,112
	JDE Peet's NV	5,049	151,188
	Kendrion NV	7,605	175,741
	Koninklijke Ahold Delhaize NV, Sponsored ADR	476	15,519
	Koninklijke Ahold Delhaize NV	261,210	8,469,621
*	Koninklijke BAM Groep NV	128,215	428,105
	Koninklijke DSM NV	14,433	2,705,616
	Koninklijke KPN NV	1,192,526	3,933,555
	Koninklijke Philips NV	49,636	1,651,056
	Koninklijke Vopak NV	28,028	961,665
*Ω	Lucas Bols BV	3,091	40,194
	Nedap NV	2,486	173,248
#	NN Group NV	43,244	2,420,026
*	OCI NV	14,303	391,443
	Ordina NV	39,907	199,984
#	PostNL NV	137,408	588,617
	Prosus NV	20,919	1,736,540
	Randstad NV	31,796	2,068,446
	SBM Offshore NV	58,977	933,388
	Shell PLC	69,241	1,778,713
	SIF Holding NV	4,117	49,473
Ω	Signify NV	62,789	3,325,865
*	Sligro Food Group NV	9,932	253,371
	Stellantis NV	444,798	8,589,156
	TKH Group NV	18,479	1,066,312
#*	TomTom NV	29,599	282,859
	Universal Music Group NV	29,844	736,822
	Van Lanschot Kempen NV	6,150	154,925
	Wolters Kluwer NV	48,818	4,968,627
TOTAL NETHERLANDS			101,770,014
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	106,585	393,033
*	Air New Zealand Ltd.	325,719	308,966
	Arvida Group Ltd.	65,280	73,054
*	Auckland International Airport Ltd.	50,073	237,691
	Chorus Ltd.	208,812	956,187
	Contact Energy Ltd.	43,359	224,762
	EBOS Group Ltd.	30,654	788,043
	Fisher & Paykel Healthcare Corp. Ltd.	38,041	699,898
	Fletcher Building Ltd.	154,741	658,057
	Fonterra Co-operative Group Ltd.	17,724	40,963
	Freightways Ltd.	48,255	384,244
	Genesis Energy Ltd.	100,941	177,621
*	Gentrack Group Ltd.	12,157	14,455
	Hallenstein Glasson Holdings Ltd.	20,188	82,971
	Heartland Group Holdings Ltd.	236,862	368,829
	Infratil Ltd.	149,957	748,378
#	Investore Property Ltd.	56,506	67,836
	Kathmandu Holdings Ltd.	197,467	182,658

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Mainfreight Ltd.	21,054	$1,161,803
	Mercury NZ Ltd.	33,745	124,064
	Meridian Energy Ltd.	57,234	164,981
#	Napier Port Holdings Ltd.	5,587	11,066
*	NEW Zealand King Salmon Investments Ltd.	10,005	7,980
*	New Zealand Refining Co. Ltd.	73,105	45,801
	NZME Ltd.	54,459	45,602
#	NZX Ltd.	95,712	111,089
	Oceania Healthcare Ltd.	114,588	89,342
*	Pacific Edge Ltd.	26,446	18,894
	PGG Wrightson Ltd.	9,986	35,381
	Port of Tauranga Ltd.	49,735	211,335
*	Pushpay Holdings Ltd.	36,249	26,009
*	Rakon Ltd.	27,401	33,491
*	Restaurant Brands New Zealand Ltd.	9,961	95,092
	Ryman Healthcare Ltd.	30,588	200,010
*	Sanford Ltd.	20,591	62,352
	Scales Corp. Ltd.	57,578	182,531
*	Serko Ltd.	3,631	12,665
	Skellerup Holdings Ltd.	53,156	206,546
*	SKY Network Television Ltd.	50,905	80,941
	SKYCITY Entertainment Group Ltd.	287,887	517,322
	Spark New Zealand Ltd.	224,337	641,185
	Steel & Tube Holdings Ltd.	32,029	32,468
	Summerset Group Holdings Ltd.	100,795	812,435
*	Synlait Milk Ltd.	20,741	43,145
*	Tourism Holdings Ltd.	45,253	81,299
	TOWER Ltd.	89,887	40,220
#	Trustpower Ltd.	10,678	49,530
	Turners Automotive Group Ltd.	21,827	60,794
	Vector Ltd.	29,600	75,763
*	Vista Group International Ltd.	32,932	45,322
	Warehouse Group Ltd.	28,588	56,397
	Z Energy Ltd.	144,152	337,162
TOTAL NEW ZEALAND			12,127,663
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	230,566
	AF Gruppen ASA	7,537	161,875
*	Akastor ASA	63,364	41,847
	Aker ASA, Class A	983	84,090
	Aker BP ASA	14,674	508,443
*	Aker Solutions ASA	91,324	238,878
	American Shipping Co. ASA	18,446	68,324
	Atea ASA	33,779	572,070
	Austevoll Seafood ASA	32,829	434,787
#*	Axactor SE	73,469	48,689
	B2Holding ASA	58,982	63,873
	Bakkafrost P/F	2,401	165,521
	Belships ASA	14,870	22,526
	Bonheur ASA	8,451	295,874
	Borregaard ASA	42,001	987,871
#*	BW Energy Ltd.	11,397	29,555
Ω	BW LPG Ltd.	35,590	191,986
	BW Offshore Ltd.	55,857	170,866
	DNB Bank ASA	62,118	1,478,420
	DNO ASA	251,133	368,733
	Equinor ASA	179,214	4,940,539
	Equinor ASA, Sponsored ADR	7,404	203,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Europris ASA	64,160	$479,220
	FLEX LNG Ltd.	14,271	281,964
#*	Frontline Ltd.	34,372	226,270
	Gjensidige Forsikring ASA	5,341	130,462
#	Golden Ocean Group Ltd.	7,981	72,714
#*	Grieg Seafood ASA	2,766	28,597
*	Hafnia Ltd.	11,002	20,146
*	Hexagon Composites ASA	21,251	65,523
Ω	Kid ASA	7,283	82,718
	Kitron ASA	5,600	14,326
	Komplett Bank ASA	9,331	6,999
#*	Kongsberg Automotive ASA	129,804	40,873
	Kongsberg Gruppen ASA	9,688	293,605
	Leroy Seafood Group ASA	30,593	255,010
	Medistim ASA	717	24,634
	Mowi ASA	24,033	589,864
*	MPC Container Ships AS	7,693	26,120
#*	NEL ASA	84,582	114,841
#*	Nordic Nanovector ASA	2,597	3,989
*	Nordic Semiconductor ASA	14,137	418,878
	Norsk Hydro ASA	183,019	1,406,558
*Ω	Norske Skog ASA	2,942	15,695
	Norway Royal Salmon ASA	3,074	66,832
*	NRC Group ASA	6,688	17,384
*	Odfjell Drilling Ltd.	40,392	95,156
	Olav Thon Eiendomsselskap ASA	4,826	105,013
	Orkla ASA	54,760	523,308
*	Otello Corp. ASA	179	538
*	PGS ASA	162,232	29,991
*	PhotoCure ASA	1,570	16,705
	Protector Forsikring ASA	18,993	252,988
	Salmar ASA	4,411	300,756
*	SATS ASA	9,729	21,604
Ω	Sbanken ASA	40,308	426,326
Ω	Scatec ASA	4,098	60,528
	Schibsted ASA, Class A	2,217	65,678
	Schibsted ASA, Class B	1,983	51,966
*	Self Storage Group ASA	9,805	37,545
	Selvaag Bolig ASA	14,564	85,718
	Sparebank 1 Oestlandet	1,551	25,754
	SpareBank 1 Sorost-Norge	1,745	12,685
	SpareBank 1 SR-Bank ASA	50,286	751,395
	Stolt-Nielsen Ltd.	13,146	238,043
	Storebrand ASA	104,284	1,111,811
	Subsea 7 SA	61,075	459,178
	Telenor ASA	44,916	742,306
	TGS ASA	40,861	439,972
	Tomra Systems ASA	16,689	834,368
	Treasure ASA	17,251	31,511
	Veidekke ASA	38,542	576,093
*	Wallenius Wilhelmsen ASA	55,587	301,181
	Wilh Wilhelmsen Holding ASA, Class A	5,538	134,666
Ω	XXL ASA	48,138	75,198
	Yara International ASA	20,382	1,046,571
TOTAL NORWAY			24,847,087
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	5,120	9,216
	Cementos Pacasmayo SAA, ADR	1,856	12,193

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
#*	Cia de Minas Buenaventura SAA, ADR	1,300	$10,530
	Credicorp Ltd.	1,928	276,128
	Fossal SAA, ADR	18	45
TOTAL PERU			308,112
PHILIPPINES — (0.3%)
	8990 Holdings, Inc.	104,600	22,673
	Aboitiz Equity Ventures, Inc.	177,420	219,000
	Aboitiz Power Corp.	87,300	60,615
	AC Energy Corp.	255,008	47,910
	AllHome Corp.	122,200	20,445
	Alliance Global Group, Inc.	1,505,100	378,176
*	Apex Mining Co., Inc.	1,093,000	35,732
*	Atlas Consolidated Mining & Development Corp.	152,800	18,092
	Ayala Corp.	10,095	172,627
	Ayala Land, Inc.	260,900	184,221
*	AyalaLand Logistics Holdings Corp.	457,000	53,245
	Bank of the Philippine Islands	227,256	437,257
	BDO Unibank, Inc.	304,233	808,593
*	Belle Corp.	1,052,000	27,822
*	Bloomberry Resorts Corp.	1,949,700	240,148
*	Cebu Air, Inc.	100,610	89,149
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	31,257
	Century Pacific Food, Inc.	276,900	154,254
	China Banking Corp.	339,992	169,870
	Cosco Capital, Inc.	809,000	83,059
	D&L Industries, Inc.	665,000	111,051
	DMCI Holdings, Inc.	1,428,200	238,692
	DoubleDragon Corp.	319,800	43,733
	Eagle Cement Corp.	82,700	22,895
*	East West Banking Corp.	277,950	51,092
*	EEI Corp.	156,000	19,211
	Emperador, Inc.	463,900	215,671
	Filinvest Development Corp.	18,400	2,669
	Filinvest Land, Inc.	3,204,000	68,467
	First Philippine Holdings Corp.	115,830	158,790
	Ginebra San Miguel, Inc.	10,430	23,728
	Global Ferronickel Holdings, Inc.	452,574	19,280
*	Global-Estate Resorts, Inc.	897,000	16,704
	Globe Telecom, Inc.	5,060	308,641
	GT Capital Holdings, Inc.	26,928	301,974
	Holcim Philippines, Inc.	73,200	8,528
*	Integrated Micro-Electronics, Inc.	251,445	51,485
	International Container Terminal Services, Inc.	174,250	685,445
	JG Summit Holdings, Inc.	182,166	222,896
	Jollibee Foods Corp.	28,380	133,664
	LT Group, Inc.	479,700	94,318
*	MacroAsia Corp.	37,080	3,935
	Manila Electric Co.	16,880	111,148
	Manila Water Co., Inc.	335,200	164,786
*	Max's Group, Inc.	48,700	6,419
*	Megawide Construction Corp.	298,100	28,337
	Megaworld Corp.	2,645,600	161,224
	Metro Pacific Investments Corp.	2,183,500	165,562
	Metropolitan Bank & Trust Co.	283,216	328,071
	Nickel Asia Corp.	1,306,480	151,983
*	Petron Corp.	1,056,700	67,611
	Philex Mining Corp.	319,400	33,330
*	Philippine National Bank	152,272	61,327

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Phoenix Petroleum Philippines, Inc.	107,200	$22,520
*	Pilipinas Shell Petroleum Corp.	124,530	46,554
	PLDT, Inc., Sponsored ADR	839	30,691
	PLDT, Inc.	12,480	448,949
	PNB Holdings Corp.	23,889	149
	Premium Leisure Corp.	2,062,000	18,170
	Puregold Price Club, Inc.	300,500	218,814
	Rizal Commercial Banking Corp.	104,115	41,909
	Robinsons Land Corp.	802,338	288,818
	Robinsons Retail Holdings, Inc.	94,480	104,583
	San Miguel Corp.	134,310	297,120
	San Miguel Food & Beverage, Inc.	60,520	83,054
	Security Bank Corp.	97,250	205,257
	Semirara Mining & Power Corp.	480,080	236,344
	Shakey's Pizza Asia Ventures, Inc.	84,300	15,584
	SM Investments Corp.	3,865	72,049
	SM Prime Holdings, Inc.	368,800	255,042
	Union Bank of the Philippines	39,662	78,356
	Universal Robina Corp.	132,530	330,823
	Vista Land & Lifescapes, Inc.	1,914,900	131,033
	Vistamalls, Inc.	88,000	6,246
	Wilcon Depot, Inc.	274,800	161,719
TOTAL PHILIPPINES			10,430,596
POLAND — (0.3%)
*	11 bit studios SA	90	12,266
*	Alior Bank SA	34,611	478,339
	Alumetal SA	710	9,989
	Amica SA	1,111	29,449
*	AmRest Holdings SE	11,544	71,248
	Asseco Poland SA	9,295	187,030
	Astarta Holding NV	1,410	11,716
	Auto Partner SA	8,042	31,170
	Bank Handlowy w Warszawie SA	9,160	141,792
*	Bank Millennium SA	166,877	337,324
#*	Bank Ochrony Srodowiska SA	15,551	33,391
	Bank Polska Kasa Opieki SA	17,345	577,958
*	Boryszew SA	29,053	24,531
	Budimex SA	3,048	173,083
*	CCC SA	3,718	70,377
	CD Projekt SA	6,064	269,213
	Ciech SA	16,074	166,343
	Cognor Holding SA	23,403	25,000
	ComArch SA	224	9,944
	Cyfrowy Polsat SA	71,291	550,722
	Develia SA	98,398	81,397
*Ω	Dino Polska SA	5,177	398,838
	Dom Development SA	1,006	28,357
*	Enea SA	84,077	158,358
	Eurocash SA	34,593	87,521
	Fabryki Mebli Forte SA	3,906	40,902
*	Famur SA	99,628	66,162
*	Globe Trade Centre SA	30,781	52,010
*	Grupa Azoty SA	15,380	133,835
	Grupa Kety SA	2,789	415,651
*	Grupa Lotos SA	29,965	402,634
	ING Bank Slaski SA	1,297	86,088
	Inter Cars SA	1,369	151,258
*	Jastrzebska Spolka Weglowa SA	16,946	165,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Kernel Holding SA	23,478	$300,282
	KGHM Polska Miedz SA	19,273	664,825
	KRUK SA	5,712	460,146
	LiveChat Software SA	1,570	41,806
	LPP SA	177	692,324
*	Lubelski Wegiel Bogdanka SA	4,699	35,815
#*	Mabion SA	938	11,122
*	mBank SA	3,139	359,495
	Mirbud SA	9,481	9,395
	Neuca SA	280	50,750
*	Orange Polska SA	179,439	347,434
*	PGE Polska Grupa Energetyczna SA	215,963	406,837
*	PKP Cargo SA	10,554	34,058
	PlayWay SA	126	11,710
*	Polimex-Mostostal SA	38,961	35,412
	Polski Koncern Naftowy Orlen SA	66,450	1,161,377
	Polskie Gornictwo Naftowe i Gazownictwo SA	78,013	101,877
*	Powszechna Kasa Oszczednosci Bank Polski SA	18,853	220,699
	Powszechny Zaklad Ubezpieczen SA	17,940	159,732
	Santander Bank Polska SA	1,042	89,531
#	Stalexport Autostrady SA	30,531	26,597
#*	Tauron Polska Energia SA	443,270	262,336
*	VRG SA	37,269	36,091
	Warsaw Stock Exchange	7,044	69,975
	Wawel SA	66	7,936
	Wirtualna Polska Holding SA	435	14,283
*	Zespol Elektrowni Patnow Adamow Konin SA	2,688	10,285
TOTAL POLAND			11,101,685
PORTUGAL — (0.1%)
#	Altri SGPS SA	29,560	189,061
*	Banco Comercial Portugues SA, Class R	1,495,316	254,105
	CTT-Correios de Portugal SA	40,367	197,202
	EDP - Energias de Portugal SA	135,196	692,083
	EDP Renovaveis SA	19,307	405,861
	Galp Energia SGPS SA	100,255	1,105,440
*	Greenvolt-Energias Renovaveis SA	537	3,637
*	Ibersol SGPS SA	1,757	9,817
	Jeronimo Martins SGPS SA	35,737	858,797
#*	Mota-Engil SGPS SA	35,247	50,018
	Navigator Co. SA	82,228	310,208
	NOS SGPS SA	121,646	479,409
	REN - Redes Energeticas Nacionais SGPS SA	100,326	286,050
	Sonae SGPS SA	401,337	461,137
TOTAL PORTUGAL			5,302,825
QATAR — (0.2%)
	Aamal Co.	664,922	199,994
	Al Khaleej Takaful Group QSC	44,416	44,759
	Al Meera Consumer Goods Co. QSC	22,108	118,872
	Alijarah Holding Co. QPSC	86,003	21,818
	Baladna	301,843	124,452
	Barwa Real Estate Co.	581,056	536,452
	Commercial Bank PSQC	86,734	170,804
	Doha Bank QPSC	281,644	226,692
	Doha Insurance Co. QSC	46,710	23,934
*	Gulf International Services QSC	317,292	156,778
	Gulf Warehousing Co.	98,502	124,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Industries Qatar QSC	41,675	$192,639
*	Investment Holding Group	122,263	43,341
	Mannai Corp. QSC	27,290	69,008
	Masraf Al Rayan QSC	173,061	233,189
	Mazaya Real Estate Development QPSC	193,314	48,944
	Medicare Group	26,704	62,548
	Mesaieed Petrochemical Holding Co.	367,611	246,329
	Ooredoo QPSC	186,074	371,496
	Qatar Electricity & Water Co. QSC	50,165	246,168
*	Qatar First Bank	101,398	50,044
	Qatar Fuel QSC	47,338	247,066
	Qatar Gas Transport Co. Ltd.	653,847	648,808
	Qatar Industrial Manufacturing Co. QSC	21,386	19,373
*	Qatar Insurance Co. SAQ	143,212	103,019
	Qatar International Islamic Bank QSC	88,320	242,477
	Qatar Islamic Bank SAQ	55,505	298,641
	Qatar Islamic Insurance Group	18,357	41,065
	Qatar National Bank QPSC	221,207	1,329,153
	Qatar National Cement Co. QSC	55,388	85,075
	Qatar Navigation QSC	181,576	436,088
*	Salam International Investment Ltd. QSC	305,118	72,812
	United Development Co. QSC	655,353	299,904
	Vodafone Qatar QSC	689,153	334,099
	Widam Food Co.	21,087	20,455
TOTAL QATAR			7,490,806
RUSSIA — (0.2%)
	Etalon Group PLC,GDR	52,815	64,025
	Gazprom PJSC,Sponsored ADR	161,061	1,400,594
	Globaltrans Investment PLC,GDR	20,741	144,970
	Lukoil PJSC,Sponsored ADR	14,179	1,268,734
	Magnitogorsk Iron & Steel Works PJSC,GDR	28,061	292,933
*	Mechel PJSC, Sponsored ADR	6,898	20,211
	MMC Norilsk Nickel PJSC,ADR	24,954	705,905
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	389,548
	Novatek PJSC, GDR	272	57,093
	Novolipetsk Steel PJSC,GDR	8,401	233,425
	PhosAgro PJSC,GDR	21,209	425,976
	Polyus PJSC,GDR	2,588	202,609
	QIWI PLC, Sponsored ADR	2,506	18,720
	Ros Agro PLC,GDR	4,872	66,090
	Rosneft Oil Co. PJSC,GDR	38,511	286,286
	Rostelecom PJSC,Sponsored ADR	13,665	77,907
	RusHydro PJSC,ADR	194,709	176,966
	Sberbank of Russia PJSC,Sponsored ADR	65,441	915,492
	Severstal PAO,GDR	20,792	406,315
	Tatneft PJSC,Sponsored ADR	18,789	723,847
*	VEON Ltd., ADR	120,285	172,008
*	VK Co. Ltd.,GDR	9,538	76,277
	VTB Bank PJSC,GDR	330,257	373,698
	X5 Retail Group NV,GDR	17,245	388,073
TOTAL RUSSIA			8,887,702
SAUDI ARABIA — (0.9%)
	Abdullah Al Othaim Markets Co.	10,556	297,626
	Advanced Petrochemical Co.	17,031	341,691
*	Al Alamiya for Cooperative Insurance Co.	3,174	19,897
	Al Babtain Power & Telecommunication Co.	9,527	85,950

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Etihad Cooperative Insurance Co.	6,197	$33,443
	Al Hammadi Co. for Development & Investment	8,889	99,844
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,120	26,622
	Al Jouf Agricultural Development Co.	1,033	17,223
*	Al Jouf Cement Co.	38,846	114,977
	Al Khaleej Training & Education Co.	12,560	66,431
	Al Moammar Information Systems Co.	1,848	79,398
	Al Rajhi Bank	79,648	3,163,027
*	Al Rajhi Co. for Co-operative Insurance	4,887	109,298
*	Al Sagr Cooperative Insurance Co.	4,930	21,498
	Al Yamamah Steel Industries Co.	5,821	70,534
*	AlAbdullatif Industrial Investment Co.	16,986	136,016
	Alandalus Property Co.	7,628	39,087
	Alaseel Co.	1,442	20,159
	Aldrees Petroleum & Transport Services Co.	10,265	214,479
	Alinma Bank	146,955	1,178,231
*	AlJazira Takaful Ta'awuni Co.	10,697	59,879
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	90,086
	Almarai Co. JSC	24,478	321,283
	Alujain Holding	7,147	118,838
	Arab National Bank	56,365	417,128
	Arabian Cement Co.	20,253	219,979
*	Arabian Shield Cooperative Insurance Co.	15,425	96,412
	Arriyadh Development Co.	14,533	105,162
*	Aseer Trading Tourism & Manufacturing Co.	35,189	207,977
	Astra Industrial Group	19,390	222,285
	Ataa Educational Co.	926	15,973
*	AXA Cooperative Insurance Co.	5,510	50,516
*	Bank AlBilad	93,042	1,383,001
	Bank Al-Jazira	114,358	710,094
	Banque Saudi Fransi	41,339	579,784
*	Basic Chemical Industries Ltd.	3,936	45,224
	Bawan Co.	13,739	135,283
	Bupa Arabia for Cooperative Insurance Co.	9,927	394,203
*	Buruj Cooperative Insurance Co.	4,569	28,384
*	Chubb Arabia Cooperative Insurance Co.	2,880	26,184
	City Cement Co.	27,332	171,653
	Co. for Cooperative Insurance	11,806	245,928
	Dallah Healthcare Co.	5,864	136,572
*	Dar Al Arkan Real Estate Development Co.	272,987	752,171
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	122,645
*	Dur Hospitality Co.	12,904	114,705
	Eastern Province Cement Co.	17,399	210,772
	Electrical Industries Co.	8,872	70,793
*	Emaar Economic City	140,611	485,457
	Etihad Etisalat Co.	121,849	1,060,373
*	Fawaz Abdulaziz Al Hokair & Co.	16,982	74,956
	Fitaihi Holding Group	5,314	67,408
*	Gulf General Cooperative Insurance Co.	8,457	27,405
	Hail Cement Co.	19,115	71,696
	Halwani Brothers Co.	3,363	84,897
	Herfy Food Services Co.	8,064	138,215
	Jarir Marketing Co.	9,484	510,360
*	Jazan Energy & Development Co.	15,465	85,956
*	L'Azurde Co. for Jewelry	4,545	26,120
	Leejam Sports Co. JSC	6,450	204,841
	Maharah Human Resources Co.	2,176	46,721
*	Malath Cooperative Insurance Co.	3,784	27,970
*	Mediterranean & Gulf Insurance & Reinsurance Co.	12,640	63,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Methanol Chemicals Co.	14,860	$153,762
*	Middle East Healthcare Co.	5,516	51,063
*	Middle East Paper Co.	12,182	168,082
*	Middle East Specialized Cables Co.	5,082	28,868
*	Mobile Telecommunications Co. Saudi Arabia	190,232	681,466
	Mouwasat Medical Services Co.	5,746	303,760
	Najran Cement Co.	45,836	229,516
*	Nama Chemicals Co.	4,594	49,630
*	National Agriculture Development Co.	17,828	157,425
	National Co. for Glass Industries	7,092	88,524
	National Co. for Learning & Education	1,295	22,888
	National Gas & Industrialization Co.	7,898	114,084
*	National Industrialization Co.	116,236	709,354
	National Medical Care Co.	6,637	120,612
	National Petrochemical Co.	22,246	252,725
	Northern Region Cement Co.	48,534	179,717
	Qassim Cement Co.	12,442	265,295
*	Rabigh Refining & Petrochemical Co.	61,900	403,973
	Riyad Bank	115,000	1,045,515
	SABIC Agri-Nutrients Co.	11,848	537,160
	Sahara International Petrochemical Co.	104,425	1,207,934
*	Salama Cooperative Insurance Co.	3,107	15,834
*	Saudi Arabian Cooperative Insurance Co.	4,670	27,507
*	Saudi Arabian Mining Co.	28,845	710,876
	Saudi Automotive Services Co.	10,217	106,790
	Saudi Basic Industries Corp.	38,584	1,291,543
	Saudi British Bank	77,212	829,262
	Saudi Cement Co.	23,641	354,070
	Saudi Ceramic Co.	11,576	172,740
	Saudi Chemical Co. Holding	23,865	222,490
	Saudi Co. For Hardware CJSC	6,054	86,448
	Saudi Electricity Co.	37,749	265,440
	Saudi Industrial Investment Group	56,614	517,713
	Saudi Industrial Services Co.	14,458	130,046
	Saudi Investment Bank	69,047	415,321
*	Saudi Kayan Petrochemical Co.	240,200	1,267,073
*	Saudi Marketing Co.	6,069	50,630
	Saudi National Bank	155,577	3,067,424
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,883	64,155
*	Saudi Printing & Packaging Co.	11,187	72,190
*	Saudi Public Transport Co.	13,524	86,671
*	Saudi Re for Cooperative Reinsurance Co.	16,594	82,349
*	Saudi Real Estate Co.	17,759	100,606
*	Saudi Research & Media Group	9,079	584,824
	Saudi Telecom Co.	33,382	1,050,232
	Saudia Dairy & Foodstuff Co.	4,192	182,522
	Savola Group	60,042	547,345
*	Seera Group Holding	71,283	375,157
	Southern Province Cement Co.	18,767	350,154
*	Tabuk Cement Co.	25,254	121,593
*	Takween Advanced Industries Co.	13,528	68,535
	Umm Al-Qura Cement Co.	12,979	87,735
	United Electronics Co.	9,049	337,739
	United International Transportation Co.	14,529	195,153
*	Walaa Cooperative Insurance Co.	11,939	63,195
*	Yamama Cement Co.	34,971	252,499
	Yanbu Cement Co.	27,200	283,755
	Yanbu National Petrochemical Co.	21,790	396,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	13,779	$112,107
TOTAL SAUDI ARABIA			37,881,911
SINGAPORE — (0.6%)
	AEM Holdings Ltd.	74,800	251,474
	Ascendas India Trust	157,100	151,615
	Avarga Ltd.	120,400	24,048
*	Banyan Tree Holdings Ltd.	83,400	19,460
*††	Best World International Ltd.	81,000	15,157
	Boustead Singapore Ltd.	164,600	118,251
	BRC Asia Ltd.	8,900	10,739
	Bukit Sembawang Estates Ltd.	36,100	133,758
*	Capitaland Investment Ltd.	74,500	191,157
*	Centurion Corp. Ltd.	89,000	21,451
	China Aviation Oil Singapore Corp. Ltd.	87,000	60,325
	China Sunsine Chemical Holdings Ltd.	380,200	131,182
	Chip Eng Seng Corp. Ltd.	150,600	48,126
	City Developments Ltd.	52,600	276,307
	Civmec Ltd.	80,600	37,335
	ComfortDelGro Corp. Ltd.	481,300	485,983
*	COSCO Shipping International Singapore Co. Ltd.	341,500	63,514
	CSE Global Ltd.	110,200	38,810
	Dairy Farm International Holdings Ltd.	37,700	100,858
	DBS Group Holdings Ltd.	126,277	3,316,901
	Del Monte Pacific Ltd.	160,100	45,255
	Delfi Ltd.	61,300	33,245
#*††	Ezion Holdings Ltd.	794,350	4,763
#*††	Ezra Holdings Ltd.	513,230	783
	Far East Orchard Ltd.	64,900	52,925
	First Resources Ltd.	199,600	244,834
	Food Empire Holdings Ltd.	122,200	60,337
	Fraser & Neave Ltd.	72,400	75,060
	Frasers Property Ltd.	112,900	92,965
#	Frencken Group Ltd.	105,200	128,845
	Fu Yu Corp. Ltd.	241,400	48,334
*	Gallant Venture Ltd.	211,200	20,174
	Genting Singapore Ltd.	274,200	149,834
	Geo Energy Resources Ltd.	295,000	80,142
	Golden Agri-Resources Ltd.	2,347,900	429,016
*	Golden Energy & Resources Ltd.	62,400	13,902
	Great Eastern Holdings Ltd.	6,700	104,813
	GuocoLand Ltd.	109,100	120,597
*	Halcyon Agri Corp. Ltd.	27,000	4,604
	Hanwell Holdings Ltd.	81,500	24,175
	Haw Par Corp. Ltd.	39,400	339,510
	Ho Bee Land Ltd.	90,300	187,531
	Hong Fok Corp. Ltd.	181,500	98,353
	Hong Leong Asia Ltd.	126,800	76,487
	Hong Leong Finance Ltd.	51,800	93,296
	Hongkong Land Holdings Ltd.	109,000	590,335
	Hour Glass Ltd.	33,000	46,354
	Hutchison Port Holdings Trust	2,014,100	475,745
*††	Hyflux Ltd.	178,500	5,522
	iFAST Corp. Ltd.	43,200	200,603
*	Indofood Agri Resources Ltd.	263,400	61,464
	InnoTek Ltd.	36,400	18,587
#	Japfa Ltd.	315,700	144,280
	Jardine Cycle & Carriage Ltd.	29,333	440,974
	K1 Ventures Ltd.	68,500	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Corp. Ltd.	174,500	$735,729
	Keppel Infrastructure Trust	822,451	341,243
	KSH Holdings Ltd.	61,200	15,427
*	Mandarin Oriental International Ltd.	12,600	27,371
#	Metro Holdings Ltd.	220,500	122,984
#*††	Midas Holdings Ltd.	408,200	10,878
#	Nanofilm Technologies International Ltd.	28,900	61,014
	NetLink NBN Trust	162,600	116,943
	NSL Ltd.	15,200	9,518
	Olam International Ltd.	193,545	241,836
	OUE Ltd.	126,500	123,877
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,675,590
	Oxley Holdings Ltd.	401,837	53,875
	Pacific Century Regional Developments Ltd.	64,700	19,429
	Pan-United Corp. Ltd.	35,125	8,926
	QAF Ltd.	107,100	70,232
*	Raffles Education Corp. Ltd.	210,860	10,639
	Raffles Medical Group Ltd.	111,310	105,687
	Riverstone Holdings Ltd.	214,600	112,102
*	SATS Ltd.	55,100	160,253
	SBS Transit Ltd.	21,100	45,537
	Sembcorp Industries Ltd.	340,196	577,751
	Sheng Siong Group Ltd.	243,300	268,866
*	SIA Engineering Co. Ltd.	19,600	31,204
	SIIC Environment Holdings Ltd.	402,300	71,614
	Sinarmas Land Ltd.	396,100	74,764
	Sing Holdings Ltd.	63,900	17,753
*	Singapore Airlines Ltd.	163,150	608,567
	Singapore Exchange Ltd.	97,900	677,641
	Singapore Land Group Ltd.	40,200	77,570
	Singapore Post Ltd.	242,500	114,432
	Singapore Press Holdings Ltd.	600,500	1,035,835
	Singapore Technologies Engineering Ltd.	145,600	404,689
	Singapore Telecommunications Ltd.	84,500	154,031
	Stamford Land Corp. Ltd.	84,500	22,614
	StarHub Ltd.	194,500	185,980
	Straits Trading Co. Ltd.	34,600	80,387
*††	Swiber Holdings Ltd.	29,250	442
	Tai Sin Electric Ltd.	50,690	14,314
	Thomson Medical Group Ltd.	174,200	10,756
	Tuan Sing Holdings Ltd.	259,273	85,467
	UMS Holdings Ltd.	120,500	108,190
	United Overseas Bank Ltd.	75,016	1,676,507
	UOB-Kay Hian Holdings Ltd.	50,610	60,670
	UOL Group Ltd.	107,100	580,800
	Valuetronics Holdings Ltd.	195,980	76,375
	Venture Corp. Ltd.	58,600	767,762
	Vicom Ltd.	51,600	77,642
	Wilmar International Ltd.	116,200	369,653
	Wing Tai Holdings Ltd.	158,700	207,525
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	607,333
TOTAL SINGAPORE			23,126,319
SOUTH AFRICA — (1.6%)
	Absa Group Ltd.	199,832	2,214,587
	Adcock Ingram Holdings Ltd.	30,156	99,800
	Advtech Ltd.	244,725	244,040
	AECI Ltd.	71,115	527,518
	African Rainbow Minerals Ltd.	49,083	730,893

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Afrimat Ltd.	25,483	$98,986
	Alexander Forbes Group Holdings Ltd.	302,000	83,336
	Altron Ltd., Class A	58,468	31,557
	Alviva Holdings Ltd.	68,147	75,652
	Anglo American Platinum Ltd.	4,000	484,657
#	AngloGold Ashanti Ltd., Sponsored ADR	82,609	1,534,875
*	ArcelorMittal South Africa Ltd.	27,635	18,296
	Aspen Pharmacare Holdings Ltd.	108,021	1,455,265
	Astral Foods Ltd.	17,948	200,032
	AVI Ltd.	115,961	576,911
	Balwin Properties Ltd.	27,791	5,772
	Barloworld Ltd.	115,762	1,002,426
	Bid Corp. Ltd.	34,632	748,489
	Bidvest Group Ltd.	112,897	1,384,201
*	Blue Label Telecoms Ltd.	219,486	73,100
#*	Brait PLC	301,387	94,914
	Capitec Bank Holdings Ltd.	3,941	518,816
	Cashbuild Ltd.	11,572	210,991
*	City Lodge Hotels Ltd.	201,278	68,305
#	Clicks Group Ltd.	58,060	1,111,849
	Coronation Fund Managers Ltd.	70,488	234,815
*	Curro Holdings Ltd.	52,980	46,495
	DataTec Ltd.	128,289	318,410
Ω	Dis-Chem Pharmacies Ltd.	41,328	95,785
*	Discovery Ltd.	96,065	970,802
*	Distell Group Holdings Ltd.	20,079	220,953
	Exxaro Resources Ltd.	78,422	848,369
*	Famous Brands Ltd.	7,565	35,061
	FirstRand Ltd.	524,852	2,115,731
	Foschini Group Ltd.	135,490	1,134,775
#	Gold Fields Ltd., Sponsored ADR	360,667	3,823,070
*	Grindrod Ltd.	176,161	53,651
	Grindrod Shipping Holdings Ltd.	4,404	69,787
	Harmony Gold Mining Co. Ltd.	107,803	393,746
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	374,512
	Hudaco Industries Ltd.	13,071	116,030
	Impala Platinum Holdings Ltd.	115,148	1,775,220
#	Imperial Logistics Ltd.	107,775	453,845
	Investec Ltd.	85,923	485,394
	Italtile Ltd.	83,239	83,918
	JSE Ltd.	27,084	205,936
	KAP Industrial Holdings Ltd.	730,619	202,304
	Kumba Iron Ore Ltd.	14,355	512,147
	Lewis Group Ltd.	34,490	109,072
*	Liberty Holdings Ltd.	75,084	481,678
	Life Healthcare Group Holdings Ltd.	595,628	874,993
	Long4Life Ltd.	280,141	105,394
*	Massmart Holdings Ltd.	40,053	144,646
	Metair Investments Ltd.	86,596	162,686
	MiX Telematics Ltd.	4,997	2,365
	MiX Telematics Ltd., Sponsored ADR	5,899	70,080
	Momentum Metropolitan Holdings	459,285	601,093
	Motus Holdings Ltd.	73,334	557,691
*	Mpact Ltd.	66,696	152,808
	Mr Price Group Ltd.	56,056	745,235
*	MTN Group Ltd.	551,968	6,941,507
	MultiChoice Group	119,611	980,996
*	Murray & Roberts Holdings Ltd.	143,603	127,888
	Naspers Ltd., Class N	1,877	303,413

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Nedbank Group Ltd.	149,378	$1,858,911
	NEPI Rockcastle PLC	59,610	405,363
#	Netcare Ltd.	437,786	423,655
	Ninety One Ltd.	22,806	78,055
*	Northam Platinum Holdings Ltd.	103,329	1,367,526
	Oceana Group Ltd.	34,784	129,651
	Old Mutual Ltd.	1,202,033	1,076,620
	Omnia Holdings Ltd.	56,465	226,277
#Ω	Pepkor Holdings Ltd.	266,556	393,031
	Pick n Pay Stores Ltd.	160,555	533,852
*	PPC Ltd.	589,412	174,744
*	PSG Group Ltd.	44,961	245,063
	PSG Konsult Ltd.	120,226	109,363
	Raubex Group Ltd.	88,136	214,595
	Reunert Ltd.	115,130	358,643
	RFG Holdings Ltd.	59,205	52,280
	Royal Bafokeng Platinum Ltd.	42,113	448,506
	Sanlam Ltd.	342,425	1,406,873
	Santam Ltd.	12,331	216,465
*	Sappi Ltd.	230,248	645,619
*	Sasol Ltd.	65,150	1,466,682
#*	Sasol Ltd., Sponsored ADR	42,458	947,663
	Shoprite Holdings Ltd.	113,737	1,556,137
	Sibanye Stillwater Ltd.	948,295	3,534,648
	Sibanye Stillwater Ltd., ADR	17,699	265,315
	SPAR Group Ltd.	80,382	879,035
	Spur Corp. Ltd.	22,560	33,439
	Standard Bank Group Ltd.	277,687	2,710,277
*	Steinhoff International Holdings NV	237,520	75,283
*	Sun International Ltd.	112,230	196,962
	Super Group Ltd.	234,624	510,062
*	Telkom SA SOC Ltd.	129,841	418,453
*	Thungela Resources Ltd.	7,559	45,096
	Tiger Brands Ltd.	47,507	565,831
	Transaction Capital Ltd.	40,546	114,442
*	Trencor Ltd.	86,382	27,517
	Truworths International Ltd.	67,657	249,384
*	Tsogo Sun Gaming Ltd.	191,790	138,582
	Vodacom Group Ltd.	66,455	637,885
	Wilson Bayly Holmes-Ovcon Ltd.	29,110	210,834
	Woolworths Holdings Ltd.	318,776	1,101,373
TOTAL SOUTH AFRICA			66,577,561
SOUTH KOREA — (4.2%)
*	ABco Electronics Co. Ltd.	2,040	20,006
*	ABOV Semiconductor Co. Ltd.	2,891	33,517
*	Abpro Bio Co. Ltd.	15,343	9,936
*	Actoz Soft Co. Ltd.	2,277	23,600
	Advanced Process Systems Corp.	2,951	56,508
	Aekyung Chemical Co. Ltd.	6,607	54,257
	Aekyung Industrial Co. Ltd.	1,084	14,705
*	AeroSpace Technology of Korea, Inc.	2,140	10,590
	AfreecaTV Co. Ltd.	2,255	295,825
*	Agabang&Company	14,748	53,325
	Ahn-Gook Pharmaceutical Co. Ltd.	1,612	13,199
	Ahnlab, Inc.	779	50,288
	AJ Networks Co. Ltd.	6,852	28,448
*	Ajin Industrial Co. Ltd.	8,820	21,210
	AK Holdings, Inc.	1,125	16,021

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Alteogen, Inc.	439	$17,828
*	ALUKO Co. Ltd.	14,094	42,373
	Amorepacific Corp.	2,779	362,441
	Amorepacific Group	7,868	270,744
*	Amotech Co. Ltd.	1,253	25,301
*	Anam Electronics Co. Ltd.	7,817	13,774
*	Ananti, Inc.	8,916	65,760
*	Apact Co. Ltd.	3,082	14,109
*	Aprogen Medicines, Inc.	35,343	42,728
*	Aprogen pharmaceuticals, Inc.	89,910	55,863
*	APS Holdings Corp.	3,835	35,975
	APTC Co. Ltd.	3,171	51,989
	Asia Cement Co. Ltd.	618	73,566
	ASIA Holdings Co. Ltd.	484	54,313
	Asia Paper Manufacturing Co. Ltd.	2,509	100,413
	Atec Co. Ltd.	945	14,673
	Atinum Investment Co. Ltd.	9,263	37,846
*	AUK Corp.	11,347	27,489
	Aurora World Corp.	2,350	19,626
	Austem Co. Ltd.	10,996	18,181
	Autech Corp.	2,978	25,919
	Avaco Co. Ltd.	3,317	30,082
	Baiksan Co. Ltd.	2,131	15,581
*	Barunson Entertainment & Arts Corp.	16,881	18,879
	BGF Co. Ltd.	10,500	40,867
	BGF retail Co. Ltd.	1,819	246,405
*	BH Co. Ltd.	7,554	137,501
*	Binex Co. Ltd.	1,677	20,282
	Binggrae Co. Ltd.	1,628	72,417
*	Bioneer Corp.	622	19,489
*	BioSmart Co. Ltd.	1,337	8,027
	BIT Computer Co. Ltd.	2,975	22,900
	Bixolon Co. Ltd.	3,329	18,338
*	Bluecom Co. Ltd.	5,249	50,998
	BNK Financial Group, Inc.	78,969	532,610
	Boditech Med, Inc.	2,829	36,178
*	Bohae Brewery Co. Ltd.	20,645	14,006
	Boryung Pharmaceutical Co. Ltd.	8,087	81,994
*	Bosung Power Technology Co. Ltd.	7,124	23,043
*	Bubang Co. Ltd.	8,619	15,764
*	Bukwang Pharmaceutical Co. Ltd.	1,997	17,904
	BYC Co. Ltd.	49	18,516
	Byucksan Corp.	18,048	48,847
*	CammSys Corp.	8,383	12,123
*	Capro Corp.	15,516	51,320
	Caregen Co. Ltd.	131	7,002
	Celltrion Healthcare Co. Ltd.	1,466	77,455
*	Celltrion Pharm, Inc.	466	32,386
	Celltrion, Inc.	3,046	387,129
*	Chabiotech Co. Ltd.	2,751	38,814
	Changhae Ethanol Co. Ltd.	1,942	20,150
*	Charm Engineering Co. Ltd.	3,643	3,935
	Cheil Worldwide, Inc.	16,146	297,282
	Chemtronics Co. Ltd.	3,086	73,421
*	ChinHung International, Inc.	9,970	16,067
	Chinyang Holdings Corp.	4,663	14,170
*	Choil Aluminum Co. Ltd.	12,350	21,000
	Chong Kun Dang Pharmaceutical Corp.	2,150	167,237
	Chongkundang Holdings Corp.	933	53,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CHOROKBAEM Co. Co. Ltd.	7,354	$6,291
*	Chorokbaem Media Co. Ltd.	12,105	24,045
	Chosun Refractories Co. Ltd.	607	38,498
	Chunbo Co. Ltd.	147	32,192
	Chungdahm Learning, Inc.	1,652	44,919
	CJ CheilJedang Corp.	2,828	820,275
	CJ Corp.	7,712	515,476
	CJ ENM Co. Ltd.	3,540	367,017
*	CJ Freshway Corp.	1,953	50,566
*	CJ Logistics Corp.	2,627	255,105
*	CJ Seafood Corp.	3,844	11,469
	CKD Bio Corp.	1,097	29,755
	Classys, Inc.	4,375	57,102
*	Clean & Science Co. Ltd.	2,425	36,296
*	CLIO Cosmetics Co. Ltd.	1,113	15,227
*	Cloud Air Co. Ltd.	7,725	8,713
*	CMG Pharmaceutical Co. Ltd.	5,872	15,943
*	Com2uS Holdings Corp.	572	75,595
*	Com2uSCorp	2,006	205,328
*	Comtec Systems Co. Ltd.	43,650	33,635
*	Coreana Cosmetics Co. Ltd.	5,061	14,919
	Cosmax BTI, Inc.	1,192	11,700
*	COSMAX NBT, Inc.	2,021	8,725
*	Cosmax, Inc.	2,176	131,852
*	Cosmecca Korea Co. Ltd.	1,559	17,026
	Coway Co. Ltd.	7,999	460,838
	Coweaver Co. Ltd.	2,448	16,008
	Cowell Fashion Co. Ltd.	10,020	68,206
	Creas F&C Co. Ltd.	345	12,607
	Crown Confectionery Co. Ltd.	2,751	19,664
	CROWNHAITAI Holdings Co. Ltd.	3,919	27,632
*	CrystalGenomics, Inc.	5,410	23,316
	CS Wind Corp.	1,812	73,086
*	CTC BIO, Inc.	2,718	22,473
	Cuckoo Holdings Co. Ltd.	1,645	23,763
	Cuckoo Homesys Co. Ltd.	1,899	55,042
*	Curo Co. Ltd.	9,884	3,508
	Cymechs, Inc.	1,110	16,270
	D.I Corp.	8,697	59,383
	Dae Han Flour Mills Co. Ltd.	427	51,616
	Dae Hyun Co. Ltd.	8,440	14,241
	Dae Won Chemical Co. Ltd.	8,405	23,042
	Dae Won Kang Up Co. Ltd.	14,591	38,644
*	Dae Young Packaging Co. Ltd.	10,476	19,850
	Daea TI Co. Ltd.	7,559	30,872
	Daebongls Co. Ltd.	2,132	14,296
*	Daechang Co. Ltd.	20,114	27,594
	Daedong Corp.	8,532	80,177
	Daeduck Electronics Co. Ltd.	5,064	95,349
*	Daehan New Pharm Co. Ltd.	3,512	30,079
	Daehan Steel Co. Ltd.	6,129	98,071
	Daejoo Electronic Materials Co. Ltd.	743	55,775
	Daekyo Co. Ltd.	7,575	22,431
*	Daelim B&Co Co. Ltd.	2,743	16,181
*	Daemyung Sonoseason Co. Ltd.	12,905	11,370
	Daesang Corp.	7,766	144,456
	Daesang Holdings Co. Ltd.	8,332	59,886
*	Daesung Holdings Co. Ltd.	1,493	59,265
*	Daesung Industrial Co. Ltd.	7,052	23,758

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Cable Co. Ltd.	25,858	$38,413
*	Daewon Media Co. Ltd.	1,500	21,968
	Daewon Pharmaceutical Co. Ltd.	3,602	43,998
	Daewon San Up Co. Ltd.	5,358	27,668
*	Daewoo Engineering & Construction Co. Ltd.	60,935	291,862
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,350	156,977
	Daewoong Co. Ltd.	2,635	54,069
	Daewoong Pharmaceutical Co. Ltd.	133	14,651
	Daihan Pharmaceutical Co. Ltd.	2,113	48,200
	Daishin Securities Co. Ltd.	13,391	188,002
*	Daiyang Metal Co. Ltd.	5,644	20,080
*	Danal Co. Ltd.	5,161	43,333
	Danawa Co. Ltd.	1,195	23,482
*	Daou Data Corp.	5,188	58,537
	Daou Technology, Inc.	9,243	158,171
*	Dasan Networks, Inc.	5,143	24,755
	Dawonsys Co. Ltd.	2,025	48,589
*	Dayou Plus Co. Ltd.	39,586	44,413
	DB Financial Investment Co. Ltd.	14,665	79,520
	DB HiTek Co. Ltd.	13,862	885,539
	DB Insurance Co. Ltd.	24,548	1,229,610
*	DB, Inc.	62,309	45,399
	DCM Corp.	786	14,743
	Dentium Co. Ltd.	1,517	71,605
	Deutsch Motors, Inc.	7,502	44,438
*	Development Advance Solution Co. Ltd.	4,645	18,329
	Device ENG Co. Ltd.	717	14,808
	DGB Financial Group, Inc.	68,258	527,757
	DHP Korea Co. Ltd.	2,807	16,888
	DI Dong Il Corp.	676	126,138
	Digital Chosun Co. Ltd.	7,564	18,662
	Digital Daesung Co. Ltd.	6,676	45,590
*	DIO Corp.	2,305	66,473
	DL Construction Co. Ltd.	1,716	40,324
*	DL E&C Co. Ltd.	5,563	547,646
	DL Holdings Co. Ltd.	4,437	209,663
*	DMS Co. Ltd.	5,594	29,857
	DNF Co. Ltd.	1,532	24,826
	Dohwa Engineering Co. Ltd.	2,214	13,732
	Dong A Eltek Co. Ltd.	3,336	26,769
	Dong Ah Tire & Rubber Co. Ltd.	1,575	14,379
	Dong-A Socio Holdings Co. Ltd.	653	54,342
	Dong-A ST Co. Ltd.	1,625	88,897
	Dong-Ah Geological Engineering Co. Ltd.	4,456	64,187
*	Dongbang Transport Logistics Co. Ltd.	10,659	28,455
	Dongbu Corp.	2,681	30,913
	Dongil Industries Co. Ltd.	605	79,476
#*	Dongjin Semichem Co. Ltd.	13,391	443,769
	DongKook Pharmaceutical Co. Ltd.	5,555	93,408
	Dongkuk Industries Co. Ltd.	8,871	23,269
	Dongkuk Steel Mill Co. Ltd.	27,545	343,583
	Dongkuk Structures & Construction Co. Ltd.	3,477	17,396
	Dongsuh Cos., Inc.	3,025	64,053
	Dongsung Chemical Co. Ltd.	10,932	41,791
	Dongsung Finetec Co. Ltd.	4,233	36,337
	Dongwha Pharm Co. Ltd.	5,010	49,016
	Dongwon Development Co. Ltd.	24,409	97,923
	Dongwon F&B Co. Ltd.	498	74,947
	Dongwon Industries Co. Ltd.	849	155,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	2,464	$108,262
	Dongyang E&P, Inc.	2,542	35,270
*	Dongyang Steel Pipe Co. Ltd.	20,607	18,906
*	Doosan Bobcat, Inc.	13,506	423,537
	Doosan Co. Ltd.	3,050	249,726
*	Doosan Fuel Cell Co. Ltd.	11,530	337,852
*	Doosan Heavy Industries & Construction Co. Ltd.	24,013	361,109
*	Doosan Infracore Co. Ltd.	31,873	157,261
	DoubleUGames Co. Ltd.	3,082	130,177
	Douzone Bizon Co. Ltd.	3,521	156,069
*	Dream Security Co. Ltd.	7,102	23,990
	Dreamtech Co. Ltd.	2,284	19,133
*	DSK Co. Ltd.	1,748	11,613
	DTR Automotive Corp.	1,827	119,255
*	Duk San Neolux Co. Ltd.	948	34,401
*	Duksan Hi-Metal Co. Ltd.	1,849	27,509
	Duksung Co. Ltd.	1,268	16,153
	DY Corp.	6,599	53,241
	DY POWER Corp.	2,787	31,426
*	E Investment&Development Co. Ltd.	170,895	37,639
	E1 Corp.	816	30,700
*	Easy Bio, Inc.	3,339	11,378
*	Easy Holdings Co. Ltd.	13,163	39,490
	eBEST Investment & Securities Co. Ltd.	9,868	62,543
	Echo Marketing, Inc.	3,042	36,532
	Ecopro Co. Ltd.	4,154	232,669
	Ecopro HN Co. Ltd.	472	19,330
	e-Credible Co. Ltd.	909	13,664
*	Ehwa Technologies Information Co. Ltd.	31,467	34,683
*	Elentec Co. Ltd.	4,988	61,025
*	E-MART, Inc.	4,956	551,610
*	EM-Tech Co. Ltd.	2,205	64,273
	ENF Technology Co. Ltd.	4,799	124,778
	Eo Technics Co. Ltd.	464	41,870
	Estechpharma Co. Ltd.	3,921	28,200
	Eugene Corp.	21,899	81,670
	Eugene Investment & Securities Co. Ltd.	37,902	95,218
	Eugene Technology Co. Ltd.	622	25,292
	Eusu Holdings Co. Ltd.	5,910	27,323
*	EV Advanced Material Co. Ltd.	5,865	6,848
*	E-World	11,509	20,985
*	F&F Co. Ltd.	957	660,433
	Farmsco	7,465	39,613
*	FarmStory Co. Ltd.	18,064	30,131
	Fila Holdings Corp.	16,447	406,328
	Fine Semitech Corp.	5,935	114,969
*	Foosung Co. Ltd.	6,835	111,581
*	G.U.ON Co. Ltd.	3,562	118
	Gabia, Inc.	1,782	17,400
	Gaon Cable Co. Ltd.	1,018	18,813
	GC Cell Corp.	909	53,280
*	Gemvaxlink Co. Ltd.	21,178	26,150
*	Genexine, Inc.	1,588	64,449
*	Genie Music Corp.	1,314	5,150
	Global Standard Technology Co. Ltd.	1,378	43,203
*	GMB Korea Corp.	3,121	14,135
	Golfzon Co. Ltd.	1,071	143,993
	Golfzon Newdin Holdings Co. Ltd.	8,068	56,083
*	Grand Korea Leisure Co. Ltd.	4,717	53,042

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Corp.	321	$47,526
	Green Cross Holdings Corp.	6,163	114,454
	GS Engineering & Construction Corp.	19,090	635,287
*	GS Global Corp.	25,862	45,890
	GS Holdings Corp.	20,440	659,944
	GS Retail Co. Ltd.	13,923	316,117
*	Gwangju Shinsegae Co. Ltd.	369	50,605
	HAESUNG DS Co. Ltd.	3,675	169,284
	Haitai Confectionery & Foods Co. Ltd.	1,576	9,584
	Halla Corp.	15,710	67,873
	Halla Holdings Corp.	3,614	122,565
	Han Kuk Carbon Co. Ltd.	6,920	63,389
	Hana Financial Group, Inc.	48,169	1,814,930
*	Hana Micron, Inc.	14,856	230,145
	Hana Pharm Co. Ltd.	1,378	20,997
*	Hanall Biopharma Co. Ltd.	1,578	23,358
	HanChang Paper Co. Ltd.	12,050	19,042
*	Hancom MDS, Inc.	1,135	18,846
	Handok, Inc.	2,498	42,734
	Handsome Co. Ltd.	4,070	114,962
	Hanil Cement Co. Ltd.	2,373	36,986
	Hanil Holdings Co. Ltd.	2,428	25,077
	Hanil Hyundai Cement Co. Ltd.	369	9,217
*	Hanjin Kal Corp.	186	8,183
	Hanjin Transportation Co. Ltd.	3,824	88,778
	Hankook Shell Oil Co. Ltd.	239	48,598
	Hankook Tire & Technology Co. Ltd.	25,389	716,913
	Hanmi Pharm Co. Ltd.	235	48,503
	Hanmi Science Co. Ltd.	510	19,176
	Hanmi Semiconductor Co. Ltd.	5,477	174,061
	HanmiGlobal Co. Ltd.	1,679	17,451
	Hanon Systems	28,667	257,237
*	Hans Biomed Corp.	730	7,092
	Hansae Co. Ltd.	2,170	45,572
	Hansae Yes24 Holdings Co. Ltd.	4,792	24,905
	Hanshin Construction	4,822	65,176
	Hanshin Machinery Co.	7,006	19,052
	Hansol Chemical Co. Ltd.	2,668	479,616
	Hansol Holdings Co. Ltd.	13,497	35,638
*	Hansol HomeDeco Co. Ltd.	16,336	20,815
	Hansol Paper Co. Ltd.	11,693	114,166
*	Hansol Technics Co. Ltd.	10,714	58,313
	Hanssem Co. Ltd.	811	49,525
	Hanwha Aerospace Co. Ltd.	9,918	402,065
	Hanwha Corp.	10,651	265,699
*	Hanwha General Insurance Co. Ltd.	35,527	105,451
*	Hanwha Investment & Securities Co. Ltd.	57,776	236,755
	Hanwha Life Insurance Co. Ltd.	100,853	247,977
*	Hanwha Solutions Corp.	33,178	905,480
	Hanyang Eng Co. Ltd.	4,895	61,003
	Hanyang Securities Co. Ltd.	4,400	54,826
*	Harim Co. Ltd.	15,284	34,347
	Harim Holdings Co. Ltd.	17,304	130,007
	HB Technology Co. Ltd.	6,750	13,479
	HDC Holdings Co. Ltd.	7,105	42,773
	HDC Hyundai Development Co. Engineering & Construction, Class E	11,158	137,495
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	15,814
*	Helixmith Co. Ltd.	1,239	21,354
*	Heungkuk Fire & Marine Insurance Co. Ltd.	27,089	81,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HIMS Co. Ltd.	1,730	$12,824
	Hite Jinro Co. Ltd.	4,467	110,326
	Hitejinro Holdings Co. Ltd.	5,594	53,830
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	43,272
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	28,891
*	HLB, Inc.	2,624	70,370
	HLscience Co. Ltd.	680	16,711
*	HMM Co. Ltd.	60,663	1,129,426
*††	HNT Electronics Co. Ltd.	9,956	2,973
*	Homecast Co. Ltd.	5,319	16,427
	Hotel Shilla Co. Ltd.	2,418	146,657
	HS Industries Co. Ltd.	26,890	111,847
*	HSD Engine Co. Ltd.	4,327	30,946
	Huchems Fine Chemical Corp.	3,651	65,225
*	Hugel, Inc.	980	112,101
*	Humax Co. Ltd.	5,092	18,415
	Humedix Co. Ltd.	763	12,895
*	Huneed Technologies	3,729	22,867
	Huons Co. Ltd.	2,413	87,934
	Huons Global Co. Ltd.	2,411	65,135
	Huvis Corp.	5,615	33,669
	Huvitz Co. Ltd.	2,773	19,173
	Hwa Shin Co. Ltd.	11,774	72,880
	Hwacheon Machine Tool Co. Ltd.	773	20,104
*	Hwail Pharm Co. Ltd.	20,664	36,732
	Hwangkum Steel & Technology Co. Ltd.	4,237	28,662
	Hwaseung Corp. Co. Ltd.	14,250	22,961
	Hwaseung Enterprise Co. Ltd.	4,866	58,510
*	Hwaseung R&A Co. Ltd.	5,408	19,907
	HwaSung Industrial Co. Ltd.	3,868	47,202
	Hy-Lok Corp.	2,141	28,435
*	Hyosung Advanced Materials Corp.	905	328,224
*	Hyosung Chemical Corp.	872	174,976
	Hyosung Corp.	1,727	119,089
*	Hyosung Heavy Industries Corp.	338	15,032
	Hyosung TNC Corp.	1,183	420,254
*	Hyulim ROBOT Co. Ltd.	11,786	8,098
	Hyundai Bioland Co. Ltd.	1,295	16,452
	Hyundai BNG Steel Co. Ltd.	4,399	57,533
*	Hyundai Construction Equipment Co. Ltd.	5,034	164,997
	Hyundai Corp.	3,245	42,708
	Hyundai Corp. Holdings, Inc.	2,677	23,282
	Hyundai Department Store Co. Ltd.	4,872	293,412
*	Hyundai Electric & Energy System Co. Ltd.	5,670	84,408
	Hyundai Elevator Co. Ltd.	4,504	137,466
	Hyundai Energy Solutions Co. Ltd.	1,549	27,786
	Hyundai Engineering & Construction Co. Ltd.	17,755	635,846
	Hyundai Ezwel Co. Ltd.	2,550	21,609
	Hyundai Futurenet Co. Ltd.	19,724	55,753
	Hyundai Glovis Co. Ltd.	6,371	871,623
	Hyundai Greenfood Co. Ltd.	14,906	95,769
	Hyundai Heavy Industries Holdings Co. Ltd.	10,247	413,159
	Hyundai Home Shopping Network Corp.	2,773	139,594
	Hyundai HT Co. Ltd.	3,896	30,070
	Hyundai Livart Furniture Co. Ltd.	5,250	58,019
	Hyundai Marine & Fire Insurance Co. Ltd.	34,740	739,131
*	Hyundai Mipo Dockyard Co. Ltd.	9,112	529,347
	Hyundai Mobis Co. Ltd.	7,075	1,388,840
	Hyundai Motor Co.	8,649	1,394,036

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co. Ltd.	8,272	$75,206
*	Hyundai Pharmaceutical Co. Ltd.	2,593	10,687
*	Hyundai Rotem Co. Ltd.	4,390	69,422
	Hyundai Steel Co.	22,549	744,766
	Hyundai Wia Corp.	6,863	393,073
	HyVision System, Inc.	1,431	26,799
	ICD Co. Ltd.	3,937	35,940
	IDIS Holdings Co. Ltd.	2,459	26,261
*	IHQ, Inc.	12,621	11,800
*	Il Dong Pharmaceutical Co. Ltd.	1,280	34,412
	Iljin Electric Co. Ltd.	4,435	17,142
	Iljin Holdings Co. Ltd.	11,581	44,021
	Iljin Materials Co. Ltd.	927	74,920
	Ilshin Spinning Co. Ltd.	489	41,983
	Ilsung Pharmaceuticals Co. Ltd.	145	8,761
	Ilyang Pharmaceutical Co. Ltd.	980	18,539
	iMarketKorea, Inc.	6,839	55,491
	InBody Co. Ltd.	2,830	48,990
*	INCON Co. Ltd.	7,359	8,131
*	Industrial Bank of Korea	67,328	584,562
*††	Infinity NT Co. Ltd.	21,844	11,905
	INITECH Co. Ltd.	3,505	14,308
	Innocean Worldwide, Inc.	1,953	81,264
	InnoWireless, Inc.	675	21,521
	Innox Advanced Materials Co. Ltd.	2,956	126,720
*	Insun ENT Co. Ltd.	3,661	34,215
	Intelligent Digital Integrated Security Co. Ltd.	481	8,983
*	Interflex Co. Ltd.	2,858	38,356
	Interojo Co. Ltd.	2,368	53,951
	Interpark Corp.	16,464	60,248
	INTOPS Co. Ltd.	5,178	171,375
	Inzi Controls Co. Ltd.	1,735	21,061
	INZI Display Co. Ltd.	5,664	12,996
*	Iones Co. Ltd.	3,514	29,351
	IS Dongseo Co. Ltd.	6,257	248,987
	i-SENS, Inc.	1,688	39,474
	ISU Chemical Co. Ltd.	4,981	53,891
*	IsuPetasys Co. Ltd.	8,884	50,592
	It's Hanbul Co. Ltd.	1,087	12,920
*	Jahwa Electronics Co. Ltd.	3,674	70,950
*	Jayjun Cosmetic Co. Ltd.	12,864	9,478
	JB Financial Group Co. Ltd.	68,101	464,515
	JC Hyun System, Inc.	1,892	9,719
*	Jcontentree Corp.	611	30,728
*	Jeju Semiconductor Corp.	6,082	27,837
	Jinro Distillers Co. Ltd.	496	12,480
	Jinsung T.E.C.	4,387	34,397
	JLS Co. Ltd.	2,834	17,205
*	JNK Heaters Co. Ltd.	4,478	19,029
*	JNTC Co. Ltd.	3,710	21,055
	JS Corp.	1,046	20,032
*	Jusung Engineering Co. Ltd.	5,820	107,380
	JVM Co. Ltd.	732	8,821
	JW Holdings Corp.	2,885	7,667
	JW Life Science Corp.	3,481	37,572
	JW Pharmaceutical Corp.	1,952	31,624
	JYP Entertainment Corp.	10,173	356,357
*	Kakao Corp.	2,411	174,151
*	Kanglim Co. Ltd.	6,120	8,699

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kangnam Jevisco Co. Ltd.	1,448	$30,225
*	Kangwon Land, Inc.	12,078	253,950
	KAON Media Co. Ltd.	4,033	49,633
	KB Financial Group, Inc.	49,768	2,466,486
	KB Financial Group, Inc., ADR	1,286	64,043
	KC Co. Ltd.	3,354	53,149
	KC Green Holdings Co. Ltd.	5,906	19,668
	KC Tech Co. Ltd.	2,445	41,471
	KCC Corp.	1,374	445,054
	KCC Engineering & Construction Co. Ltd.	3,099	21,105
	KCC Glass Corp.	3,384	166,968
*	KEC Corp.	14,505	38,344
	KEPCO Engineering & Construction Co., Inc.	1,021	60,775
	KEPCO Plant Service & Engineering Co. Ltd.	3,807	103,858
*	KEYEAST Co. Ltd.	1,642	15,014
	KG Chemical Corp.	623	13,989
	KG Dongbu Steel Co. Ltd.	4,129	34,155
	Kginicis Co. Ltd.	4,395	64,687
	KGMobilians Co. Ltd.	4,597	34,300
*	KH Electron Co. Ltd.	15,024	7,646
*	KH FEELUX Co. Ltd.	27,532	48,014
*	KH Vatec Co. Ltd.	1,405	26,912
	Kia Corp.	35,762	2,493,531
	KINX, Inc.	620	28,627
*	KISCO Corp.	6,754	42,793
*	KISCO Holdings Co. Ltd.	3,626	43,192
	KISWIRE Ltd.	2,991	49,619
	KIWOOM Securities Co. Ltd.	5,112	385,083
	KleanNara Co. Ltd.	8,659	30,124
*	KMW Co. Ltd.	2,169	59,193
	Kocom Co. Ltd.	2,542	12,459
	Koentec Co. Ltd.	5,183	34,473
	Koh Young Technology, Inc.	5,440	93,684
	Kolmar BNH Co. Ltd.	3,110	76,812
	Kolmar Korea Co. Ltd.	3,641	106,666
	Kolmar Korea Holdings Co. Ltd.	3,265	47,740
	Kolon Corp.	2,068	52,400
	Kolon Global Corp.	2,247	36,126
*	Kolon Industries, Inc.	8,158	424,209
*	Kolon Plastic, Inc.	1,808	15,629
	KoMiCo Ltd.	1,570	74,745
*	KONA I Co. Ltd.	582	13,843
	Korea Aerospace Industries Ltd.	8,473	254,741
	Korea Alcohol Industrial Co. Ltd.	4,299	37,966
	Korea Asset In Trust Co. Ltd.	32,495	97,463
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	19,422
*	Korea Circuit Co. Ltd.	4,028	101,185
	Korea District Heating Corp.	936	27,717
*	Korea Electric Power Corp.	12,674	217,919
	Korea Electric Terminal Co. Ltd.	1,644	89,409
	Korea Electronic Power Industrial Development Co. Ltd.	1,999	16,829
	Korea Export Packaging Industrial Co. Ltd.	855	16,132
*	Korea Gas Corp.	5,196	152,842
	Korea Investment Holdings Co. Ltd.	13,385	820,760
*	Korea Line Corp.	66,690	120,750
	Korea Petrochemical Ind Co. Ltd.	1,452	183,339
	Korea Petroleum Industries Co.	1,408	17,792
	Korea Ratings Corp.	179	10,771
	Korea Real Estate Investment & Trust Co. Ltd.	38,971	76,455

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,917	$602,810
	Korea United Pharm, Inc.	846	32,606
	Korea Zinc Co. Ltd.	2,174	924,772
*	Korean Air Lines Co. Ltd.	58,730	1,418,184
	Korean Reinsurance Co.	30,368	258,354
	Kortek Corp.	4,073	33,093
*	KPM Tech Co. Ltd.	8,705	6,389
	KPX Chemical Co. Ltd.	807	33,989
	KSS LINE Ltd.	6,720	63,319
*	KT Alpha Co. Ltd.	4,017	20,549
*	KT Corp., Sponsored ADR	2,500	32,400
*	KT Corp.	2,588	67,997
	KT Skylife Co. Ltd.	13,595	92,514
	KT Submarine Co. Ltd.	4,890	21,969
*	KT&G Corp.	16,321	1,054,269
	KTB Investment & Securities Co. Ltd.	22,459	93,540
	KTCS Corp.	8,939	16,205
	Ktis Corp.	7,637	13,911
	Kukbo Design Co. Ltd.	1,117	17,413
	Kukdo Chemical Co. Ltd.	1,746	79,452
	Kukdong Corp.	7,096	13,403
	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,805
*	Kumho HT, Inc.	22,704	31,771
#	Kumho Petrochemical Co. Ltd.	8,905	1,105,498
*	Kumho Tire Co., Inc.	29,900	101,223
	KUMHOE&C Co. Ltd.	5,409	45,692
	Kumkang Kind Co. Ltd.	6,650	44,115
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	61,646
	Kwang Myung Electric Co. Ltd.	8,801	17,060
*	Kyeryong Construction Industrial Co. Ltd.	3,546	92,822
	Kyobo Securities Co. Ltd.	7,247	47,760
	Kyochon F&B Co. Ltd.	1,522	17,263
	Kyongbo Pharmaceutical Co. Ltd.	2,380	17,087
	Kyung Dong Navien Co. Ltd.	1,287	52,465
	Kyungbang Co. Ltd.	4,750	55,872
	KyungDong City Gas Co. Ltd.	710	12,362
	Kyungdong Pharm Co. Ltd.	4,514	38,319
	Kyung-In Synthetic Corp.	5,514	26,818
	L&C Bio Co. Ltd.	706	18,882
*	Lake Materials Co. Ltd.	5,019	20,183
#	LB Semicon, Inc.	13,039	133,941
	LEADCORP, Inc.	7,183	45,485
	LEENO Industrial, Inc.	2,474	383,903
*	Leenos Corp.	5,950	5,239
	LF Corp.	8,861	116,850
	LG Chem Ltd.	2,122	1,137,520
	LG Corp.	10,721	663,002
#*	LG Display Co. Ltd., ADR	7,000	58,030
#	LG Display Co. Ltd.	79,341	1,334,322
	LG Electronics, Inc.	46,957	5,101,525
	LG HelloVision Co. Ltd.	18,251	71,338
	LG Household & Health Care Ltd.	705	573,481
	LG Innotek Co. Ltd.	5,382	1,618,095
	LG Uplus Corp.	102,528	1,117,210
	LIG Nex1 Co. Ltd.	2,825	138,578
*	LMS Co. Ltd.	1,405	9,074
*	Lock & Lock Co. Ltd.	4,679	39,626
	LOT Vacuum Co. Ltd.	2,233	29,817
	Lotte Chemical Corp.	4,857	798,699

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chilsung Beverage Co. Ltd.	1,425	$176,701
	Lotte Confectionery Co. Ltd.	504	49,218
	Lotte Corp.	6,229	139,164
*	Lotte Data Communication Co.	596	18,277
	LOTTE Fine Chemical Co. Ltd.	7,901	454,235
	Lotte Food Co. Ltd.	170	45,090
	LOTTE Himart Co. Ltd.	4,537	80,670
*	Lotte Non-Life Insurance Co. Ltd.	18,622	23,207
	Lotte Shopping Co. Ltd.	3,430	230,540
	LS Cable & System Asia Ltd.	2,218	13,988
	LS Corp.	4,515	190,229
	LS Electric Co. Ltd.	5,025	207,440
*	Lumens Co. Ltd.	13,126	12,045
*	Lutronic Corp.	2,412	37,427
*	LVMC Holdings	22,015	60,055
	LX Hausys Ltd.	2,888	134,617
*	LX Holdings Corp.	5,199	41,159
	LX International Corp.	14,844	304,413
	LX Semicon Co. Ltd.	1,734	198,814
	Macquarie Korea Infrastructure Fund	46,827	524,488
	Macrogen, Inc.	706	14,567
*	Maeil Dairies Co. Ltd.	1,216	68,745
*	Maeil Holdings Co. Ltd.	3,729	27,672
*	Mando Corp.	8,012	352,848
*	Maniker Co. Ltd.	11,358	10,988
	Mcnex Co. Ltd.	7,768	339,001
	ME2ON Co. Ltd.	7,916	39,314
	Mediana Co. Ltd.	2,091	11,229
*	MEDICOX Co. Ltd.	15,960	11,734
*	Medipost Co. Ltd.	780	11,642
*	Medy-Tox, Inc.	819	79,746
*	MegaStudy Co. Ltd.	3,852	36,825
*	MegaStudyEdu Co. Ltd.	5,139	354,748
	MEKICS Co. Ltd.	2,358	17,099
	Meritz Financial Group, Inc.	13,458	487,722
	Meritz Fire & Marine Insurance Co. Ltd.	24,899	959,050
	Meritz Securities Co. Ltd.	107,207	546,373
	Mi Chang Oil Industrial Co. Ltd.	191	11,609
*	MiCo Ltd.	14,070	142,689
	Minwise Co. Ltd.	2,233	33,505
	Mirae Asset Life Insurance Co. Ltd.	44,124	136,493
	Mirae Asset Securities Co. Ltd.	80,684	577,958
	Mirae Asset Venture Investment Co. Ltd.	2,775	18,245
	Miwon Commercial Co. Ltd.	265	40,097
	Miwon Specialty Chemical Co. Ltd.	677	115,028
*	MK Electron Co. Ltd.	6,706	87,188
	MNTech Co. Ltd.	7,262	41,343
*	MOM'S TOUCH&Co.	9,267	47,930
	Moorim P&P Co. Ltd.	9,257	29,588
	Moorim Paper Co. Ltd.	10,458	19,482
	Motonic Corp.	2,447	18,792
	Mr Blue Corp.	3,539	24,168
*	MS Autotech Co. Ltd.	5,769	26,782
	Muhak Co. Ltd.	6,177	40,664
	Multicampus Co. Ltd.	681	24,062
	Nam Hwa Construction Co. Ltd.	881	5,862
	Namhae Chemical Corp.	8,559	63,777
*	Namsun Aluminum Co. Ltd.	21,656	39,016
	Namyang Dairy Products Co. Ltd.	154	48,268

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NanoenTek, Inc.	2,240	$15,355
	Nasmedia Co. Ltd.	1,202	27,013
	NAVER Corp.	1,571	414,965
	NCSoft Corp.	624	281,152
*	NDFOS Co. Ltd.	2,707	19,442
	NeoPharm Co. Ltd.	1,610	31,238
*	Neowiz	2,740	60,323
*	Neowiz Holdings Corp.	317	17,551
*	NEPES Corp.	4,262	113,467
Ω	Netmarble Corp.	462	42,776
	Newtree Co. Ltd.	766	12,254
	Nexen Corp.	11,324	38,932
	Nexen Tire Corp.	18,390	96,480
	NextEye Co. Ltd.	9,772	10,631
	NH Investment & Securities Co. Ltd.	42,056	403,250
*	NHN Corp.	6,972	201,078
*	NHN KCP Corp.	6,924	140,707
	NICE Holdings Co. Ltd.	9,644	136,066
	Nice Information & Telecommunication, Inc.	3,138	70,737
	NICE Information Service Co. Ltd.	13,197	207,971
	NICE Total Cash Management Co. Ltd.	8,267	34,839
*	NK Co. Ltd.	23,922	18,917
	Nong Shim Holdings Co. Ltd.	1,008	62,281
	Nong Woo Bio Co. Ltd.	2,704	22,634
	NongShim Co. Ltd.	1,064	287,177
	Noroo Holdings Co. Ltd.	946	9,294
	NOROO Paint & Coatings Co. Ltd.	2,394	21,876
	NOVAREX Co. Ltd.	755	23,939
	NPC	3,679	25,758
	NS Shopping Co. Ltd.	4,103	40,501
*	OCI Co. Ltd.	5,236	394,069
	Opto Device Technology Co. Ltd.	4,785	30,528
	OptoElectronics Solutions Co. Ltd.	1,454	35,179
*	OPTRON-TEC, Inc.	3,754	25,139
	Orion Corp.	2,801	229,180
	Orion Holdings Corp.	10,473	123,238
	Osstem Implant Co. Ltd.	3,792	448,875
*	Osung Advanced Materials Co. Ltd.	18,972	36,742
	Ottogi Corp.	337	122,900
	Paik Kwang Industrial Co. Ltd.	8,901	31,479
#	Pan Ocean Co. Ltd.	91,797	383,154
*	PANAGENE, Inc.	3,308	11,927
*	Pan-Pacific Co. Ltd.	10,094	17,630
*	Paradise Co. Ltd.	9,127	116,339
	Park Systems Corp.	234	23,777
	Partron Co. Ltd.	14,316	156,996
	Paseco Co. Ltd.	1,168	22,920
*	Pearl Abyss Corp.	1,369	109,216
	People & Technology, Inc.	1,432	48,403
	PHA Co. Ltd.	4,745	36,735
*	PharmaResearch Co. Ltd.	626	39,968
*	Pharmicell Co. Ltd.	3,390	29,093
*	PI Advanced Materials Co. Ltd.	4,953	171,388
	Poongsan Corp.	9,909	248,448
	Poongsan Holdings Corp.	3,033	69,976
	POSCO, Sponsored ADR	8,667	490,032
	POSCO	7,327	1,639,002
	POSCO Chemical Co. Ltd.	274	25,758
#	Posco International Corp.	26,084	451,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco M-Tech Co. Ltd.	2,526	$15,016
*	Power Logics Co. Ltd.	10,381	61,334
*	PowerNet Technologies Corp.	3,732	14,351
	Protec Co. Ltd.	659	18,470
	PSK, Inc.	2,521	98,227
	Pulmuone Co. Ltd.	7,670	104,720
	Pungkuk Alcohol Industry Co. Ltd.	731	9,128
*††	Redrover Co. Ltd.	7,782	2,215
	Reyon Pharmaceutical Co. Ltd.	809	19,443
	RFHIC Corp.	1,003	25,830
*	RFTech Co. Ltd.	7,456	33,228
*	S Net Systems, Inc.	3,025	17,382
*	S.Y. Co. Ltd.	4,807	13,469
	S-1 Corp.	4,169	233,506
	Sajo Industries Co. Ltd.	1,127	40,648
	Sajodaerim Corp.	2,063	45,335
*	Sajodongaone Co. Ltd.	23,031	20,557
*	Sam Chun Dang Pharm Co. Ltd.	913	26,771
	Sam Young Electronics Co. Ltd.	5,658	51,083
	Sam Yung Trading Co. Ltd.	3,582	41,023
*	Sambo Corrugated Board Co. Ltd.	727	8,488
*	Sambo Motors Co. Ltd.	5,206	23,321
*	Sambu Engineering & Construction Co. Ltd.	18,875	24,346
	Samchully Co. Ltd.	644	50,725
*	Samchuly Bicycle Co. Ltd.	2,503	23,147
	Samho Development Co. Ltd.	8,173	31,261
	SAMHWA Paints Industrial Co. Ltd.	2,439	16,762
	Samick Musical Instruments Co. Ltd.	18,322	25,106
	Samji Electronics Co. Ltd.	3,286	29,022
	Samjin LND Co. Ltd.	8,627	20,668
	Samjin Pharmaceutical Co. Ltd.	4,150	86,995
*	Samkee Corp.	9,415	36,942
*	Sammok S-Form Co. Ltd.	1,379	16,290
	SAMPYO Cement Co. Ltd.	17,261	74,599
*Ω	Samsung Biologics Co. Ltd.	88	54,479
	Samsung C&T Corp.	9,875	893,367
	Samsung Card Co. Ltd.	7,651	196,977
	Samsung Electro-Mechanics Co. Ltd.	8,574	1,304,431
	Samsung Electronics Co. Ltd.	661,530	41,146,556
*	Samsung Engineering Co. Ltd.	42,242	772,969
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,318,824
*	Samsung Heavy Industries Co. Ltd.	146,724	637,749
	Samsung Life Insurance Co. Ltd.	8,967	454,168
*	Samsung Pharmaceutical Co. Ltd.	3,396	11,678
	Samsung Publishing Co. Ltd.	1,330	29,048
	Samsung SDI Co. Ltd.	623	309,185
	Samsung SDS Co. Ltd.	1,616	191,827
	Samsung Securities Co. Ltd.	18,684	630,870
	SAMT Co. Ltd.	23,178	78,018
	Samwha Capacitor Co. Ltd.	3,391	186,791
	Samyang Corp.	1,345	69,799
	Samyang Foods Co. Ltd.	1,333	94,968
	Samyang Holdings Corp.	1,645	120,353
	Samyang Tongsang Co. Ltd.	608	28,492
	Sangsangin Co. Ltd.	15,541	120,160
	Sangsin Energy Display Precision Co. Ltd.	2,886	36,204
	SaraminHR Co. Ltd.	2,179	71,253
	Satrec Initiative Co. Ltd.	226	7,612
	SAVEZONE I&C Corp.	7,852	18,973

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	15,114	$17,875
*	SBW	106,312	57,272
*	S-Connect Co. Ltd.	9,219	12,135
*	SDN Co. Ltd.	6,167	8,640
	Seah Besteel Corp.	6,421	81,706
	SeAH Steel Corp.	668	54,265
	SeAH Steel Holdings Corp.	745	65,568
	Sebang Co. Ltd.	5,642	51,425
#	Sebang Global Battery Co. Ltd.	3,462	180,744
	Seegene, Inc.	8,410	384,932
	Sejong Industrial Co. Ltd.	5,251	31,970
*	Sejong Telecom, Inc.	135,194	58,149
*	Sekonix Co. Ltd.	4,279	39,790
	Sempio Foods Co.	344	12,233
*	S-Energy Co. Ltd.	4,248	13,418
	Seobu T&D	13,938	103,999
	Seohan Co. Ltd.	37,879	46,197
*	Seohee Construction Co. Ltd.	20,991	27,843
*	Seojin System Co. Ltd.	2,108	69,832
	Seoul Semiconductor Co. Ltd.	12,989	164,134
	Seoul Viosys Co. Ltd.	1,687	16,703
*	Seowon Co. Ltd.	6,530	9,680
	SEOWONINTECH Co. Ltd.	3,132	15,518
	Seoyon Co. Ltd.	5,803	58,063
	Seoyon E-Hwa Co. Ltd.	6,608	36,769
*	Sewon E&C Co. Ltd.	38,948	34,258
	Sewoon Medical Co. Ltd.	3,757	11,149
	SFA Engineering Corp.	6,220	178,013
*	SFA Semicon Co. Ltd.	20,791	116,593
*	SG Corp.	32,481	17,684
	SGC e Tec E&C Co. Ltd.	858	39,341
*	SH Energy & Chemical Co. Ltd.	26,194	19,833
	Shin Heung Energy & Electronics Co. Ltd.	484	23,009
	Shin Poong Pharmaceutical Co. Ltd.	491	9,937
	Shindaeyang Paper Co. Ltd.	852	63,132
	Shinhan Financial Group Co. Ltd.	56,542	1,810,984
	Shinhan Financial Group Co. Ltd., ADR	2,400	77,016
	Shinsegae Engineering & Construction Co. Ltd.	1,276	33,046
*	Shinsegae Food Co. Ltd.	604	37,935
	Shinsegae Information & Communication Co. Ltd.	116	16,442
*	Shinsegae International, Inc.	663	66,829
*	Shinsegae, Inc.	2,377	466,550
*	Shinsung E&G Co. Ltd.	11,769	17,347
*	Shinsung Tongsang Co. Ltd.	23,223	64,847
	Shinwha Intertek Corp.	10,450	25,278
*	Shinwon Corp.	22,158	38,387
#	Shinyoung Securities Co. Ltd.	2,250	112,784
*	Showbox Corp.	6,200	23,813
*	Signetics Corp.	17,051	33,225
	SIGONG TECH Co. Ltd.	2,357	11,467
	Silla Co. Ltd.	3,447	35,220
*	Simmtech Co. Ltd.	8,513	343,313
*	SIMMTECH HOLDINGS Co. Ltd.	4,919	21,355
	SIMPAC, Inc.	9,536	48,379
*	Sindoh Co. Ltd.	2,160	57,165
	Sinil Pharm Co. Ltd.	1,558	11,997
*	SK Biopharmaceuticals Co. Ltd.	438	27,960
	SK Chemicals Co. Ltd.	2,316	245,168
	SK D&D Co. Ltd.	1,460	32,418

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Discovery Co. Ltd.	3,610	$119,195
	SK Gas Ltd.	1,006	98,232
	SK Hynix, Inc.	79,671	8,246,566
*	SK Innovation Co. Ltd.	5,028	922,779
	SK Networks Co. Ltd.	72,535	274,694
*	SK Rent A Car Co. Ltd.	1,325	10,305
	SK Securities Co. Ltd.	72,246	52,976
	SK Telecom Co. Ltd.	5,848	278,336
	SK, Inc.	6,494	1,202,109
	SKC Co. Ltd.	3,097	372,847
	SL Corp.	5,505	123,656
*	SM Entertainment Co. Ltd.	3,907	195,541
*	S-MAC Co. Ltd.	68,271	42,305
*	SMEC Co. Ltd.	5,759	8,643
	SNT Dynamics Co. Ltd.	5,786	38,738
	SNT Holdings Co. Ltd.	2,300	30,460
	SNT Motiv Co. Ltd.	4,395	161,764
*	SNU Precision Co. Ltd.	3,896	10,411
	S-Oil Corp.	7,778	590,455
*	Solborn, Inc.	8,354	32,393
	Solus Advanced Materials Co. Ltd.	1,053	61,209
	Songwon Industrial Co. Ltd.	7,973	131,596
	Soulbrain Co. Ltd.	1,008	208,863
*	Soulbrain Holdings Co. Ltd.	2,987	73,207
	SPC Samlip Co. Ltd.	717	42,031
	SPG Co. Ltd.	5,210	53,685
*	Spigen Korea Co. Ltd.	885	29,718
	Ssangyong C&E Co. Ltd.	45,960	293,790
	STIC Investments, Inc.	7,186	61,284
*	Studio Dragon Corp.	582	37,285
*	STX Heavy Industries Co. Ltd.	3,673	13,490
	Suheung Co. Ltd.	1,837	60,535
	Sun Kwang Co. Ltd.	1,942	99,799
*	SundayToz Corp.	801	17,709
	Sung Kwang Bend Co. Ltd.	9,320	62,598
*	Sungchang Enterprise Holdings Ltd.	23,155	44,082
	Sungdo Engineering & Construction Co. Ltd.	5,057	20,445
	Sungshin Cement Co. Ltd.	6,391	84,837
	Sungwoo Hitech Co. Ltd.	18,816	80,801
	Sunjin Co. Ltd.	4,911	43,218
*	Suprema, Inc.	529	10,026
	SV Investment Corp.	4,032	12,973
*	Synopex, Inc.	12,318	24,565
	Systems Technology, Inc.	1,656	25,322
*	T Scientific Co. Ltd.	7,639	23,629
	Tae Kyung Industrial Co. Ltd.	6,193	33,842
	Taekwang Industrial Co. Ltd.	130	109,047
	Taekyung BK Co. Ltd.	5,855	20,990
*††	Taewoong Co. Ltd.	5,246	10,199
	Taeyoung Engineering & Construction Co. Ltd.	10,872	94,991
*	Taihan Electric Wire Co. Ltd.	11,757	17,165
*	Taihan Fiberoptics Co. Ltd.	15,386	27,155
*	Taihan Textile Co. Ltd.	1,039	41,561
*	Tailim Packaging Co. Ltd.	6,595	21,169
	TechWing, Inc.	4,186	71,687
	TES Co. Ltd.	1,400	29,802
*	Theragen Etex Co. Ltd.	7,865	33,958
*	Thinkware Systems Corp.	2,160	35,010
*	TK Chemical Corp.	5,610	24,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	TK Corp.	8,187	$71,573
*	Tokai Carbon Korea Co. Ltd.	1,461	158,726
	Tongyang Life Insurance Co. Ltd.	18,908	94,344
	Tongyang, Inc.	65,030	70,874
*	Top Engineering Co. Ltd.	3,089	17,977
	Toptec Co. Ltd.	7,951	55,841
*	Tovis Co. Ltd.	5,714	47,172
	TS Corp.	24,800	56,810
*	Tuksu Construction Co. Ltd.	2,985	27,622
*	TY Holdings Co. Ltd.	11,156	219,051
	TYM Corp.	15,907	20,002
	UBCare Co. Ltd.	3,040	16,345
	Ubiquoss Holdings, Inc.	1,495	20,135
	Ubiquoss, Inc.	1,332	22,311
	Uju Electronics Co. Ltd.	1,734	46,879
	Uni-Chem Co. Ltd.	14,391	14,901
*	Unick Corp.	2,721	12,195
	Unid Co. Ltd.	2,127	149,039
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	69,540
	Uniquest Corp.	3,608	34,562
*	Value Added Technology Co. Ltd.	2,552	70,555
	Viatron Technologies, Inc.	3,044	25,202
*	Vidente Co. Ltd.	927	11,638
	Vieworks Co. Ltd.	1,617	55,824
	Visang Education, Inc.	2,929	16,907
	Vitzro Tech Co. Ltd.	1,388	10,058
	Vitzrocell Co. Ltd.	1,842	21,868
*	Vivien Corp.	2,130	4,558
*	Vivozon Healthcare, Inc.	18,100	13,637
*	VT GMP Co. Ltd.	3,490	19,541
	Webcash Corp.	1,201	23,910
*	Webzen, Inc.	3,574	66,857
#*	Wemade Co. Ltd.	1,934	194,790
	Whanin Pharmaceutical Co. Ltd.	3,091	42,921
	Wiable Corp.	7,492	16,282
*	WillBes & Co.	21,261	23,561
	Winix, Inc.	1,651	25,213
*	Winpac, Inc.	11,956	18,787
	Wins Co. Ltd.	1,377	16,703
	WiSoL Co. Ltd.	11,563	103,248
*	WIZIT Co. Ltd.	16,810	17,219
*	Wonik Holdings Co. Ltd.	19,365	75,445
	WONIK IPS Co. Ltd.	6,523	215,272
	Wonik Materials Co. Ltd.	2,336	71,343
*	Wonik Pne Co. Ltd.	1,805	43,938
*	Wonik QnC Corp.	1,340	28,964
	Woojin, Inc.	3,421	22,130
*	Woongjin Thinkbig Co. Ltd.	14,121	33,559
*	Wooree Bio Co. Ltd.	4,964	14,382
	Woori Financial Group, Inc.	130,931	1,610,761
	Woori Investment Bank Co. Ltd.	103,902	70,489
*	Woori Technology, Inc.	10,028	16,126
*	Wooridul Huebrain Ltd.	9,586	11,279
*	Woorison F&G Co. Ltd.	11,019	18,935
*	Woory Industrial Co. Ltd.	1,139	18,268
*	Woosu AMS Co. Ltd.	1,007	3,379
	WooSung Feed Co. Ltd.	632	13,396
*	Woowon Development Co. Ltd.	4,128	15,606
	Y G-1 Co. Ltd.	3,966	27,335

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Y2 Solution Co. Ltd.	11,930	$4,948
*	Yapex, Inc.	7,736	8,653
	YAS Co. Ltd.	821	11,009
*	Y-entec Co. Ltd.	1,858	20,723
*	YG Entertainment, Inc.	1,090	45,695
	YMC Co. Ltd.	1,408	7,581
*	Yonwoo Co. Ltd.	1,289	21,696
	Yoosung Enterprise Co. Ltd.	3,387	7,792
	Youlchon Chemical Co. Ltd.	2,627	49,422
	Young Poong Corp.	186	96,332
	Young Poong Precision Corp.	5,214	38,478
*	Youngone Corp.	8,569	333,791
	Youngone Holdings Co. Ltd.	1,902	77,781
	Yuanta Securities Korea Co. Ltd.	48,366	141,769
	Yuhan Corp.	4,459	211,404
*	Yungjin Pharmaceutical Co. Ltd.	4,287	16,894
	Yuyu Pharma, Inc.	3,478	20,012
*	Zeus Co. Ltd.	1,979	38,888
	Zinus, Inc.	1,496	83,762
TOTAL SOUTH KOREA			171,331,759
SPAIN — (1.3%)
	Acciona SA	12,552	2,186,370
	Acerinox SA	54,419	693,472
#	ACS Actividades de Construccion y Servicios SA	48,831	1,232,817
Ω	Aedas Homes SA	478	13,016
*Ω	Aena SME SA	2,047	330,760
	Alantra Partners SA	733	12,591
	Almirall SA	17,338	223,163
*	Amadeus IT Group SA	12,125	833,717
*	Amper SA	289,548	63,124
	Applus Services SA	34,663	305,449
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	145,111
	Azkoyen SA	6,948	40,307
	Banco Bilbao Vizcaya Argentaria SA	450,377	2,875,489
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	169,555
*	Banco de Sabadell SA	2,392,489	1,860,767
*	Banco Santander SA	1,260,985	4,398,270
	Bankinter SA	184,374	1,081,208
	CaixaBank SA	776,045	2,496,831
Ω	Cellnex Telecom SA	8,464	383,805
	Cia de Distribucion Integral Logista Holdings SA	24,479	495,260
	CIE Automotive SA	19,308	560,841
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	246,399
	Ebro Foods SA	24,428	452,671
*	eDreams ODIGEO SA	19,877	174,638
	Elecnor SA	10,479	117,647
	Enagas SA	75,631	1,635,298
*	Ence Energia y Celulosa SA	51,136	137,193
	Endesa SA	42,254	946,007
*	Ercros SA	55,534	182,898
	Faes Farma SA	132,219	509,672
	Ferrovial SA	20,956	582,330
	Fluidra SA	13,851	441,045
	Fomento de Construcciones y Contratas SA	17,299	208,433
Ω	Gestamp Automocion SA	32,505	146,439
Ω	Global Dominion Access SA	61,555	304,057
	Grifols SA	30,127	531,269
	Grupo Catalana Occidente SA	12,112	408,488

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Grupo Empresarial San Jose SA	5,388	$28,880
	Iberdrola SA	581,973	6,672,354
	Iberdrola SA	9,699	110,713
*	Indra Sistemas SA	57,644	587,343
	Industria de Diseno Textil SA	74,806	2,268,821
	Laboratorio Reig Jofre SA	2,473	8,178
	Laboratorios Farmaceuticos Rovi SA	2,503	183,780
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	330,970
	Mapfre SA	267,145	580,183
*	Mediaset Espana Comunicacion SA	89,514	419,148
*	Melia Hotels International SA	48,424	366,967
	Miquel y Costas & Miquel SA	17,620	248,125
Ω	Neinor Homes SA	3,788	46,114
*	Obrascon Huarte Lain SA	63,045	61,568
	Pharma Mar SA	3,529	222,089
*	Promotora de Informaciones SA, Class A	69,984	48,909
	Prosegur Cia de Seguridad SA	104,496	260,325
*	Realia Business SA	44,100	39,690
	Red Electrica Corp. SA	58,838	1,186,069
	Repsol SA	224,988	2,859,058
	Sacyr SA	151,808	379,493
*	Siemens Gamesa Renewable Energy SA	9,784	211,705
*	Solaria Energia y Medio Ambiente SA	8,594	150,178
*Ω	Talgo SA	16,592	88,313
*	Tecnicas Reunidas SA	5,120	45,908
#	Telefonica SA, Sponsored ADR	7,770	35,897
	Telefonica SA	845,112	3,939,549
*	Tubacex SA	32,678	57,226
Ω	Unicaja Banco SA	704,564	722,235
	Vidrala SA	9,651	819,967
	Viscofan SA	23,792	1,442,698
*	Vocento SA	5,805	6,057
	Zardoya Otis SA	55,531	440,354
TOTAL SPAIN			52,295,271
SWEDEN — (2.1%)
	AAK AB	9,365	175,419
Ω	AcadeMedia AB	40,463	234,904
	AddLife AB, Class B	16,692	480,244
	AddNode Group AB	7,440	288,142
	AddTech AB, Class B	70,538	1,304,872
	AFRY AB	25,821	579,121
	Alfa Laval AB	13,864	468,343
Ω	Alimak Group AB	11,144	127,526
	Alligo AB, Class B	11,880	250,135
Ω	Ambea AB	22,180	123,666
*	Annehem Fastigheter AB, Class B	21,357	80,446
*	Arise AB	5,774	29,597
	Arjo AB, Class B	82,144	820,941
	Assa Abloy AB, Class B	23,784	651,256
	Atlas Copco AB, Class A	43,228	2,558,494
	Atlas Copco AB, Class B	25,121	1,284,758
	Atrium Ljungberg AB, Class B	11,759	254,514
*Ω	Attendo AB	43,919	154,790
	Avanza Bank Holding AB	27,742	877,716
	Axfood AB	17,325	441,327
	Beijer Alma AB	17,589	446,970
*	Beijer Electronics Group AB	9,101	60,786
	Beijer Ref AB, Class B	47,227	824,300

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	10,482	$149,823
	Besqab AB	1,464	28,826
	Betsson AB, Class B	52,606	294,343
#*	Better Collective AS	3,515	73,964
*	BHG Group AB	2,661	25,507
	Bilia AB, Class A	44,791	672,224
	BillerudKorsnas AB	55,833	887,743
	BioGaia AB, Class B	4,919	267,438
	Biotage AB	11,182	228,323
	Bjorn Borg AB	5,162	25,051
	Boliden AB	58,873	2,383,917
	Bonava AB, Class B	38,700	334,925
#*Ω	Boozt AB	1,302	24,472
Ω	Bravida Holding AB	31,771	380,155
	Bufab AB	14,774	557,173
#	Bulten AB	5,345	54,569
	Bure Equity AB	25,410	876,753
	Byggmax Group AB	33,815	266,268
*	Careium AB	6,889	20,317
	Castellum AB	14,438	340,069
	Catella AB	7,387	32,723
	Catena AB	5,475	310,781
*	Cavotec SA	12,443	24,094
	Cellavision AB	458	14,947
	Clas Ohlson AB, Class B	10,924	132,393
	Cloetta AB, Class B	103,165	273,030
*	Collector AB	13,086	51,319
	Concentric AB	12,248	346,615
Ω	Coor Service Management Holding AB	6,606	56,109
	Corem Property Group AB, Class B	129,733	372,374
	Dios Fastigheter AB	22,212	247,267
Ω	Dometic Group AB	78,050	864,585
*	Doro AB	6,889	20,926
*	Duni AB	13,942	157,590
Ω	Dustin Group AB	32,778	336,586
	Eastnine AB	6,403	92,761
	Elanders AB, Class B	2,784	48,978
	Electrolux AB, Class B	71,713	1,492,146
*	Electrolux Professional AB, Class B	54,838	382,950
	Elekta AB, Class B	33,319	340,994
#*Ω	Eltel AB	29,981	47,012
*	Enea AB	5,103	133,719
	Epiroc AB, Class A	40,831	871,298
	Epiroc AB, Class B	20,634	373,452
	Essity AB, Class A	2,277	63,677
	Essity AB, Class B	48,104	1,356,070
Ω	Evolution AB	1,499	186,501
	eWork Group AB	2,020	25,404
	Fabege AB	20,891	311,691
	Fagerhult AB	18,220	113,590
*	Fastighets AB Balder, Class B	3,813	252,607
	Fastighets AB Trianon	488	10,796
	FastPartner AB, Class A	7,965	92,623
	FastPartner AB, Class D	248	2,140
	Fenix Outdoor International AG	1,057	134,283
	Ferronordic AB	82	2,357
	FormPipe Software AB	3,073	13,101
	GARO AB	709	13,242
	Getinge AB, Class B	23,558	921,013

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Granges AB	37,038	$459,352
	H & M Hennes & Mauritz AB, Class B	73,463	1,462,710
*	Haldex AB	18,099	99,081
	Hanza Holding AB	3,128	16,731
	Heba Fastighets AB, Class B	4,167	67,043
	Hexagon AB, Class B	18,108	244,242
	Hexpol AB	81,515	972,614
	HMS Networks AB	3,451	180,485
#*Ω	Hoist Finance AB	27,317	83,905
	Holmen AB, Class B	13,019	632,329
	Hufvudstaden AB, Class A	16,447	234,894
*	Humana AB	10,834	74,761
	Husqvarna AB, Class A	4,692	65,546
	Husqvarna AB, Class B	75,873	1,054,935
	Industrivarden AB, Class A	1,452	45,900
	Indutrade AB	49,004	1,219,111
*	International Petroleum Corp.	60,717	396,972
	Intrum AB	17,623	530,550
	Inwido AB	29,409	514,634
*	ITAB Shop Concept AB	6,100	8,767
	JM AB	21,144	800,856
*	John Mattson Fastighetsforetagen AB	1,316	24,207
	Karnov Group AB	9,211	57,564
	Kindred Group PLC	70,894	823,607
	KNOW IT AB	12,257	447,697
	Lagercrantz Group AB, Class B	58,890	666,550
Ω	LeoVegas AB	21,542	78,610
	Lifco AB, Class B	22,000	515,685
	Lindab International AB	33,771	980,416
	Loomis AB	47,522	1,220,240
	Lundin Energy AB	16,381	666,181
	Medicover AB, Class B	1,887	55,921
*	Medivir AB, Class B	9,920	8,725
*	Mekonomen AB	18,686	275,821
#*	Millicom International Cellular SA	33,453	892,989
	MIPS AB	3,492	347,187
*	Modern Times Group MTG AB, Class B	31,131	416,663
	Mycronic AB	12,054	246,631
	NCC AB, Class B	21,254	351,366
	Nederman Holding AB	1,436	28,755
*	Nelly Group AB	4,542	14,103
*	Net Insight AB, Class B	46,621	26,960
	New Wave Group AB, Class B	25,425	386,903
	Nibe Industrier AB, Class B	32,148	305,552
	Nilorngruppen AB, Class B	1,320	11,454
	Nobia AB	70,790	386,813
	Nolato AB, Class B	69,620	713,417
*	Nordic Entertainment Group AB, Class B	8,907	344,848
	Nordic Waterproofing Holding AB	11,053	230,279
*	Note AB	1,257	26,326
	NP3 Fastigheter AB	8,033	250,003
	Nyfosa AB	30,997	482,525
	OEM International AB, Class B	4,190	75,927
*	Pandox AB	28,379	412,581
	Peab AB, Class B	106,789	1,200,314
	Platzer Fastigheter Holding AB, Class B	7,438	98,392
#	Pricer AB, Class B	36,633	95,832
	Proact IT Group AB	16,701	135,688
#*	Qliro AB	4,541	9,962

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Ratos AB, Class B	103,114	$541,270
*	RaySearch Laboratories AB	6,442	31,942
Ω	Resurs Holding AB	53,508	219,614
	Rottneros AB	37,562	44,377
	Saab AB, Class B	22,869	542,315
	Sagax AB, Class B	8,401	245,227
#	Samhallsbyggnadsbolaget i Norden AB	209,426	1,263,072
	Sandvik AB	58,823	1,549,075
	Scandi Standard AB	26,009	108,157
*Ω	Scandic Hotels Group AB	37,411	157,840
	Sectra AB, Class B	32,550	536,157
	Securitas AB, Class B	68,998	833,374
	Semcon AB	7,306	90,291
*	Sensys Gatso Group AB	93,608	8,825
*Ω	Sinch AB	3,580	36,806
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,252,960
#	Skandinaviska Enskilda Banken AB, Class C	1,726	24,120
	Skanska AB, Class B	81,113	1,985,878
	SKF AB, Class A	3,442	77,901
	SKF AB, Class B	66,745	1,463,192
	SkiStar AB	11,548	177,814
	Softronic AB, Class B	1,712	4,767
*	Solid Forsakring AB	5,351	30,614
*	SSAB AB,Class A	78,581	465,194
*	SSAB AB,Class B	147,865	770,259
*	Stendorren Fastigheter AB	482	13,020
	Svenska Cellulosa AB SCA, Class A	4,431	77,060
	Svenska Cellulosa AB SCA, Class B	75,617	1,316,767
	Svenska Handelsbanken AB, Class A	92,886	989,938
#	Svenska Handelsbanken AB, Class B	1,473	17,849
	Sweco AB, Class B	22,845	321,146
#	Swedbank AB, Class A	52,408	1,026,055
	Swedish Match AB	92,220	713,532
*	Swedish Orphan Biovitrum AB	19,173	376,911
	Systemair AB	14,792	141,155
	Tele2 AB, Class B	80,747	1,174,879
	Telefonaktiebolaget LM Ericsson, Class A	3,716	46,105
	Telefonaktiebolaget LM Ericsson, Class B	225,517	2,815,826
#	Telia Co. AB	275,374	1,085,358
	Tethys Oil AB	1,473	10,783
Ω	Thule Group AB	16,794	810,587
*	Transtema Group AB	4,407	18,205
	Trelleborg AB, Class B	28,963	729,256
	Troax Group AB	14,558	510,003
	VBG Group AB, Class B	736	13,762
	Vitec Software Group AB, Class B	2,386	107,343
	Vitrolife AB	5,310	218,360
	Volati AB	870	17,284
	Volvo AB, Class A	37,610	860,290
	Volvo AB, Class B	272,897	6,158,308
	Wallenstam AB, Class B	13,602	214,077
	Wihlborgs Fastigheter AB	21,726	449,182
*	XSpray Pharma AB	901	6,224
TOTAL SWEDEN			86,112,289
SWITZERLAND — (5.1%)
	ABB Ltd.	92,764	3,216,293
	Adecco Group AG	38,956	1,855,599
#	Alcon, Inc.	53,297	4,092,098

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Allreal Holding AG	5,690	$1,234,622
	ALSO Holding AG	2,341	658,805
*	ams-OSRAM AG	88,089	1,481,071
*	APG SGA SA	491	100,623
	Arbonia AG	23,817	575,859
*	Aryzta AG	440,450	505,627
*	Ascom Holding AG	11,031	144,457
*	Autoneum Holding AG	1,342	243,780
	Bachem Holding AG, Class B	653	389,522
	Baloise Holding AG	12,833	2,248,039
	Banque Cantonale de Geneve	767	136,299
	Banque Cantonale Vaudoise	8,308	686,935
	Barry Callebaut AG	696	1,597,757
	Belimo Holding AG	1,220	673,709
	Bell Food Group AG	922	279,883
	Bellevue Group AG	3,363	153,725
	Berner Kantonalbank AG	1,899	444,155
	BKW AG	4,217	503,071
*	Bobst Group SA	2,840	241,179
	Bossard Holding AG, Class A	3,940	1,235,284
	Bucher Industries AG	2,792	1,285,535
	Burckhardt Compression Holding AG	883	417,634
	Burkhalter Holding AG	1,875	129,949
	Bystronic AG	651	855,609
	Calida Holding AG	2,268	121,058
	Carlo Gavazzi Holding AG	249	76,018
	Cembra Money Bank AG	9,320	641,021
	Chocoladefabriken Lindt & Spruengli AG	11	1,267,596
	Cicor Technologies Ltd.	1,175	69,434
	Cie Financiere Richemont SA, Class A	30,476	4,429,193
	Cie Financiere Tradition SA	938	108,698
	Clariant AG	80,561	1,707,497
	Coltene Holding AG	2,077	247,488
	Comet Holding AG	98	31,264
*	COSMO Pharmaceuticals NV	159	9,858
	Credit Suisse Group AG	172,760	1,642,155
	Credit Suisse Group AG, Sponsored ADR	96,272	917,474
	Daetwyler Holding AG	1,579	620,002
	DKSH Holding AG	15,090	1,209,891
	dormakaba Holding AG	982	562,290
*	Dottikon Es Holding AG	262	65,505
*	Dufry AG	14,302	741,159
	EFG International AG	44,266	339,048
	Emmi AG	776	870,935
	EMS-Chemie Holding AG	319	322,663
	Energiedienst Holding AG	465	23,472
*	Feintool International Holding AG	1,181	68,536
*	Flughafen Zurich AG	7,710	1,426,477
	Forbo Holding AG	375	723,964
	Fundamenta Real Estate AG	1,667	35,264
Ω	Galenica AG	15,916	1,124,050
#*	GAM Holding AG	81,462	115,876
	Geberit AG	5,062	3,439,275
	Georg Fischer AG	1,751	2,560,518
	Givaudan SA	314	1,300,878
	Gurit Holding AG	219	340,650
	Helvetia Holding AG	15,359	1,931,188
	Hiag Immobilien Holding AG	1,172	119,714
#*	HOCHDORF Holding AG	378	16,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Holcim Ltd.	68,164	$3,693,016
	Huber & Suhner AG	6,475	589,498
*	Implenia AG	8,365	204,068
*	Ina Invest Holding AG	1,673	33,924
	Inficon Holding AG	699	853,802
	Interroll Holding AG	231	977,733
	Intershop Holding AG	287	189,552
	Investis Holding SA	981	114,446
	Jingjin Equipment, Inc., Class A	8,500	52,636
	Julius Baer Group Ltd.	58,912	3,849,880
*	Jungfraubahn Holding AG	732	112,242
	Kardex Holding AG	3,616	1,003,708
*	Komax Holding AG	1,351	416,714
#	Kudelski SA	13,192	45,642
	Kuehne + Nagel International AG	6,968	1,967,672
#	Landis+Gyr Group AG	6,800	448,510
	LEM Holding SA	135	337,786
	Liechtensteinische Landesbank AG	5,570	335,857
#	Logitech International SA	19,841	1,654,541
	Lonza Group AG	1,398	963,840
	Luzerner Kantonalbank AG	1,342	607,864
*Ω	Medacta Group SA	720	92,264
*Ω	Medmix AG	7,639	330,533
*	Meier Tobler Group AG	2,640	50,210
	Metall Zug AG, Class B	79	162,845
#*	Meyer Burger Technology AG	70,281	27,200
*	Mikron Holding AG	2,756	21,602
	Mobilezone Holding AG	16,695	260,898
	Mobimo Holding AG	2,487	813,835
	Nestle SA	285,492	36,867,947
	Novartis AG, Sponsored ADR	20,738	1,802,340
	Novartis AG	100,236	8,709,455
	Novavest Real Estate AG	352	17,723
	OC Oerlikon Corp. AG	82,861	804,538
*	Orascom Development Holding AG	4,127	46,264
	Orior AG	2,610	244,485
	Partners Group Holding AG	2,148	2,994,737
	Peach Property Group AG	335	20,748
	Phoenix Mecano AG	286	122,998
	Plazza AG, Class A	322	117,155
	PSP Swiss Property AG	8,952	1,085,466
*	Rieter Holding AG	1,440	291,088
	Roche Holding AG	2,616	1,077,259
	Roche Holding AG	58,789	22,751,293
	Romande Energie Holding SA	61	85,822
	Schaffner Holding AG	112	39,960
	Schindler Holding AG	2,865	718,751
	Schweiter Technologies AG	520	689,766
*Ω	Sensirion Holding AG	2,869	351,760
	SFS Group AG	5,236	763,922
	SGS SA	757	2,158,640
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	19,303
	Siegfried Holding AG	1,662	1,345,593
	SIG Combibloc Group AG	61,425	1,427,142
	Sika AG	14,372	5,028,390
	Sonova Holding AG	4,942	1,760,538
	St Galler Kantonalbank AG	1,226	592,442
	Straumann Holding AG	406	672,776
	Sulzer AG	7,639	731,170

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swatch Group AG	6,459	$1,884,233
	Swatch Group AG	11,351	637,189
	Swiss Life Holding AG	6,424	4,134,549
	Swiss Prime Site AG	25,105	2,482,293
	Swiss Re AG	35,528	3,871,054
*	Swiss Steel Holding AG	196,120	67,209
	Swisscom AG	6,991	3,995,880
	Swissquote Group Holding SA	3,796	645,761
	Tecan Group AG	915	444,884
	Temenos AG	15,969	1,914,121
	Thurgauer Kantonalbank	389	44,533
#*	Tornos Holding AG	3,541	28,714
*	TX Group AG	1,055	166,535
*	u-blox Holding AG	3,181	226,829
	UBS Group AG	204,461	3,792,659
	Valiant Holding AG	5,043	509,331
*	Valora Holding AG	1,777	345,404
	Varia U.S. Properties AG	573	31,628
Ω	VAT Group AG	3,851	1,570,466
	Vaudoise Assurances Holding SA	417	199,917
	Vetropack Holding AG	4,850	281,410
	Vifor Pharma AG	12,826	2,272,088
	Vontobel Holding AG	11,746	973,527
	VP Bank AG, Class A	1,705	184,095
	VZ Holding AG	3,945	369,782
*	V-ZUG Holding AG	790	97,462
	Walliser Kantonalbank	123	13,464
	Warteck Invest AG	23	59,047
	Ypsomed Holding AG	1,038	194,021
	Zehnder Group AG	4,844	443,381
	Zueblin Immobilien Holding AG	454	13,230
	Zug Estates Holding AG, Class B	34	71,692
	Zuger Kantonalbank AG	25	191,742
	Zurich Insurance Group AG	8,820	4,218,679
TOTAL SWITZERLAND			204,542,478
TAIWAN — (5.8%)
	ABC Taiwan Electronics Corp.	35,544	29,613
	Abico Avy Co. Ltd.	46,062	41,499
#	Ability Enterprise Co. Ltd.	123,988	124,258
#*	Ability Opto-Electronics Technology Co. Ltd.	29,083	74,365
	Abnova Corp.	15,000	25,132
#	AcBel Polytech, Inc.	76,000	89,439
	Accton Technology Corp.	119,000	1,149,142
	Acer, Inc.	779,000	807,885
	ACES Electronic Co. Ltd.	39,719	67,481
*	Acon Holding, Inc.	41,000	16,558
	Acter Group Corp. Ltd.	29,735	236,957
	Action Electronics Co. Ltd.	63,000	29,219
#	ADATA Technology Co. Ltd.	89,000	275,024
	Addcn Technology Co. Ltd.	4,732	38,999
	Advanced Ceramic X Corp.	11,000	126,372
#	Advanced International Multitech Co. Ltd.	60,000	175,426
*	Advanced Optoelectronic Technology, Inc.	31,000	29,879
#	Advanced Power Electronics Corp.	7,000	25,967
	Advancetek Enterprise Co. Ltd.	96,571	77,324
	Advantech Co. Ltd.	27,055	374,990
	Aerospace Industrial Development Corp.	150,000	158,466
*	AGV Products Corp.	191,875	73,167

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	25,122	$882,009
#*	ALI Corp.	44,901	57,614
#	Allied Circuit Co. Ltd.	13,000	87,818
	Allis Electric Co. Ltd.	37,875	32,198
	Alltek Technology Corp.	22,260	22,986
	Alltop Technology Co. Ltd.	5,000	34,866
#	Alpha Networks, Inc.	133,072	146,887
#	Altek Corp.	121,000	209,419
	Amazing Microelectronic Corp.	21,114	154,188
*	Ambassador Hotel	109,000	120,915
	Ampire Co. Ltd.	28,000	25,774
	AmTRAN Technology Co. Ltd.	307,996	183,605
	Anpec Electronics Corp.	10,799	93,637
	Apac Opto Electronics, Inc.	10,000	9,907
	Apacer Technology, Inc.	35,750	57,636
	APAQ Technology Co. Ltd.	17,267	36,143
	APCB, Inc.	64,000	47,155
	Apex Biotechnology Corp.	32,000	30,464
#	Apex International Co. Ltd.	53,550	223,788
	Apex Medical Corp.	11,000	10,710
	Apex Science & Engineering	70,000	25,905
	Arcadyan Technology Corp.	43,540	196,567
	Ardentec Corp.	268,990	517,214
	Argosy Research, Inc.	23,714	108,899
#	ASE Technology Holding Co. Ltd., ADR	8,500	60,180
	ASE Technology Holding Co. Ltd.	688,931	2,509,149
	Asia Cement Corp.	398,000	637,667
	Asia Electronic Material Co. Ltd.	26,000	22,842
	Asia Optical Co., Inc.	63,000	195,019
*	Asia Pacific Telecom Co. Ltd.	685,581	197,558
*	Asia Plastic Recycling Holding Ltd.	96,159	24,306
#	Asia Polymer Corp.	171,319	221,541
	Asia Vital Components Co. Ltd.	107,000	366,155
	ASMedia Technology, Inc.	1,260	72,652
	ASolid Technology Co. Ltd.	4,000	19,007
	ASPEED Technology, Inc.	5,000	561,868
	Asustek Computer, Inc.	97,000	1,268,128
	Aten International Co. Ltd.	33,000	97,254
#	AU Optronics Corp.	2,341,000	1,740,363
	Audix Corp.	34,000	70,450
	AURAS Technology Co. Ltd.	28,000	225,022
	Aurora Corp.	14,100	45,525
	Avalue Technology, Inc.	20,000	39,783
	Aver Information, Inc.	12,000	25,178
	Axiomtek Co. Ltd.	10,000	21,063
	Bafang Yunji International Co. Ltd.	9,000	40,470
	Bank of Kaohsiung Co. Ltd.	237,734	115,883
	Baolong International Co. Ltd.	21,000	14,384
	Basso Industry Corp.	40,000	60,001
	BenQ Materials Corp.	46,000	57,983
	BES Engineering Corp.	618,000	196,908
	Bin Chuan Enterprise Co. Ltd.	22,000	18,134
	Bionet Corp.	8,000	10,575
	Biostar Microtech International Corp.	38,000	29,034
	Bioteque Corp.	15,000	62,360
	Bizlink Holding, Inc.	48,488	528,215
	Brave C&H Supply Co. Ltd.	7,000	21,635
	Bright Led Electronics Corp.	41,000	33,721
	Brighton-Best International Taiwan, Inc.	98,423	139,770

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	C Sun Manufacturing Ltd.	59,165	$102,599
*	Cameo Communications, Inc.	90,763	32,279
	Capital Futures Corp.	46,628	64,465
	Capital Securities Corp.	787,680	464,676
	Career Technology MFG. Co. Ltd.	132,250	113,038
	Carnival Industrial Corp.	90,999	45,343
	Caswell, Inc.	10,000	33,916
	Catcher Technology Co. Ltd.	161,000	907,206
	Cathay Financial Holding Co. Ltd.	828,653	1,922,099
	Cathay Real Estate Development Co. Ltd.	296,000	201,775
	Cayman Engley Industrial Co. Ltd.	10,654	31,128
	Celxpert Energy Corp.	32,000	46,445
	Center Laboratories, Inc.	112,171	233,858
	Central Reinsurance Co. Ltd.	59,850	61,652
#	Century Iron & Steel Industrial Co. Ltd.	32,000	124,492
	Chailease Holding Co. Ltd.	192,535	1,765,996
*	Chain Chon Industrial Co. Ltd.	51,548	36,084
	ChainQui Construction Development Co. Ltd.	29,594	19,231
*	Champion Building Materials Co. Ltd.	118,000	46,777
	Champion Microelectronic Corp.	9,000	21,140
	Chang Hwa Commercial Bank Ltd.	1,088,107	696,469
	Chang Wah Electromaterials, Inc.	116,000	150,587
#	Chang Wah Technology Co. Ltd.	30,000	108,210
	Channel Well Technology Co. Ltd.	48,000	66,336
	Chant Sincere Co. Ltd.	19,000	48,207
	Charoen Pokphand Enterprise	70,000	209,572
	CHC Healthcare Group	34,000	44,303
	CHC Resources Corp.	33,000	53,271
	Chen Full International Co. Ltd.	38,000	54,706
	Chenbro Micom Co. Ltd.	23,000	69,420
*	Cheng Fwa Industrial Co. Ltd.	36,000	14,773
#	Cheng Loong Corp.	271,000	336,458
*	Cheng Mei Materials Technology Corp.	197,000	86,510
	Cheng Shin Rubber Industry Co. Ltd.	490,000	616,002
	Cheng Uei Precision Industry Co. Ltd.	175,000	240,687
	Chenming Electronic Technology Corp.	32,000	15,488
	Chia Chang Co. Ltd.	40,000	69,561
#	Chia Hsin Cement Corp.	215,000	155,582
	Chian Hsing Forging Industrial Co. Ltd.	16,000	23,624
	Chicony Electronics Co. Ltd.	257,773	827,105
	Chicony Power Technology Co. Ltd.	54,481	155,879
	Chief Telecom, Inc.	4,000	38,449
	Chieftek Precision Co. Ltd.	15,500	46,274
	Chien Kuo Construction Co. Ltd.	87,200	43,227
*	China Airlines Ltd.	1,491,000	1,299,291
#	China Bills Finance Corp.	341,000	212,707
	China Chemical & Pharmaceutical Co. Ltd.	95,000	74,625
	China Development Financial Holding Corp.	3,098,354	2,066,819
	China Electric Manufacturing Corp.	91,530	60,509
	China Fineblanking Technology Co. Ltd.	17,018	24,936
	China General Plastics Corp.	64,626	77,871
	China Glaze Co. Ltd.	48,000	23,935
#	China Man-Made Fiber Corp.	633,861	218,125
	China Metal Products	121,000	145,945
	China Motor Corp.	105,200	233,466
*	China Petrochemical Development Corp.	1,498,069	666,718
	China Steel Chemical Corp.	35,000	145,768
	China Steel Corp.	1,656,000	2,026,626
	China Steel Structure Co. Ltd.	45,000	95,002

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	31,000	$29,204
	Chinese Maritime Transport Ltd.	33,000	58,939
	Ching Feng Home Fashions Co. Ltd.	58,000	38,929
	Chin-Poon Industrial Co. Ltd.	184,000	231,360
	Chipbond Technology Corp.	196,000	488,844
	ChipMOS Technologies, Inc.	281,133	478,418
	Chlitina Holding Ltd.	20,000	151,991
#	Chong Hong Construction Co. Ltd.	64,100	171,336
	Chroma ATE, Inc.	38,000	296,207
#	Chun Yuan Steel Industry Co. Ltd.	185,000	144,294
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	170,290
#	Chung Hung Steel Corp.	205,000	279,538
#*	Chung Hwa Pulp Corp.	171,228	139,046
	Chunghwa Precision Test Tech Co. Ltd.	4,000	92,616
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	147,594
	Chunghwa Telecom Co. Ltd.	133,000	565,253
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	26,543
	Cleanaway Co. Ltd.	32,000	241,869
	Clevo Co.	215,000	239,460
	CMC Magnetics Corp.	479,712	184,294
	Compal Electronics, Inc.	1,172,000	1,071,779
	Compeq Manufacturing Co. Ltd.	524,000	811,374
	Compucase Enterprise	13,000	14,635
	Concord Securities Co. Ltd.	227,424	114,579
	Continental Holdings Corp.	179,000	151,750
	Contrel Technology Co. Ltd.	49,000	34,175
#	Coremax Corp.	18,699	95,362
	Coretronic Corp.	199,000	544,997
	Co-Tech Development Corp.	90,552	226,448
	Cowealth Medical Holding Co. Ltd.	18,480	17,515
*	Crowell Development Corp.	16,000	12,312
*	CSBC Corp. Taiwan	123,094	89,950
	CTBC Financial Holding Co. Ltd.	2,310,563	2,322,831
	CTCI Corp.	206,000	284,967
	Cub Elecparts, Inc.	7,081	46,275
	CviLux Corp.	28,360	45,894
	Cyberlink Corp.	23,000	71,054
	CyberPower Systems, Inc.	17,000	42,062
#	CyberTAN Technology, Inc.	149,000	139,668
	Cypress Technology Co. Ltd.	20,062	43,564
	DA CIN Construction Co. Ltd.	111,000	131,266
	Dadi Early-Childhood Education Group Ltd.	8,352	42,413
	Dafeng TV Ltd.	12,000	19,569
*	Da-Li Development Co. Ltd.	77,538	83,978
	Darfon Electronics Corp.	95,000	155,352
*	Darwin Precisions Corp.	169,000	78,794
	Daxin Materials Corp.	26,900	118,609
	De Licacy Industrial Co. Ltd.	80,011	45,978
	Delta Electronics, Inc.	69,365	684,316
	Depo Auto Parts Ind Co. Ltd.	49,000	105,017
	Dimerco Data System Corp.	12,099	29,790
	Dimerco Express Corp.	19,440	68,740
	D-Link Corp.	169,096	101,997
	Dyaco International, Inc.	6,000	9,518
	Dynamic Electronics Co. Ltd.	89,086	66,992
	Dynapack International Technology Corp.	48,000	177,718
	E & R Engineering Corp.	10,000	25,681
	E Ink Holdings, Inc.	98,000	534,149
	E.Sun Financial Holding Co. Ltd.	1,683,236	1,770,075

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eastern Media International Corp.	97,850	$120,334
	Eclat Textile Co. Ltd.	39,583	878,128
	ECOVE Environment Corp.	6,000	51,138
	Edimax Technology Co. Ltd.	97,000	48,552
	Edison Opto Corp.	22,000	16,156
	Edom Technology Co. Ltd.	72,013	85,746
	eGalax_eMPIA Technology, Inc.	18,938	50,371
	Egis Technology, Inc.	37,000	146,509
	Elan Microelectronics Corp.	78,900	468,421
	E-LIFE MALL Corp.	23,000	67,829
	Elite Advanced Laser Corp.	28,768	55,161
	Elite Material Co. Ltd.	131,000	1,277,315
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	376,948
	Elitegroup Computer Systems Co. Ltd.	104,000	74,284
	eMemory Technology, Inc.	18,000	1,050,840
	Emerging Display Technologies Corp.	31,000	20,370
#	Ennoconn Corp.	21,840	169,097
*	Ennostar, Inc.	228,450	757,006
	EnTie Commercial Bank Co. Ltd.	251,000	147,276
	Eson Precision Ind Co. Ltd.	30,000	66,150
	Eternal Materials Co. Ltd.	250,029	331,306
	Eurocharm Holdings Co. Ltd.	13,000	70,261
*	Eva Airways Corp.	1,294,922	1,155,981
*	Everest Textile Co. Ltd.	164,535	54,484
	Evergreen International Storage & Transport Corp.	215,000	223,817
	Evergreen Marine Corp. Taiwan Ltd.	764,681	3,244,334
	Everlight Chemical Industrial Corp.	171,405	148,201
	Everlight Electronics Co. Ltd.	180,000	356,977
#*	Everspring Industry Co. Ltd.	41,000	30,207
	Excelliance Mos Corp.	7,000	46,898
	Excelsior Medical Co. Ltd.	54,347	112,582
	Far Eastern Department Stores Ltd.	374,000	283,043
	Far Eastern International Bank	1,154,036	457,694
	Far Eastern New Century Corp.	544,100	569,985
	Far EasTone Telecommunications Co. Ltd.	185,000	433,613
	Farcent Enterprise Co. Ltd.	5,000	11,396
	Farglory Land Development Co. Ltd.	97,000	224,117
	Federal Corp.	159,926	157,644
	Feedback Technology Corp.	7,700	22,108
	Feng Hsin Steel Co. Ltd.	165,000	495,454
	Feng TAY Enterprise Co. Ltd.	67,958	557,335
	First Copper Technology Co. Ltd.	17,000	26,382
	First Financial Holding Co. Ltd.	1,423,001	1,295,812
	First Hi-Tec Enterprise Co. Ltd.	27,554	54,936
	First Hotel	48,000	24,080
	First Insurance Co. Ltd.	96,000	51,022
*	First Steamship Co. Ltd.	280,468	117,587
	FIT Holding Co. Ltd.	9,000	10,244
	Fittech Co. Ltd.	6,000	49,352
	FLEXium Interconnect, Inc.	121,112	429,939
	Flytech Technology Co. Ltd.	31,297	83,468
#	FocalTech Systems Co. Ltd.	39,000	212,819
	Forest Water Environment Engineering Co. Ltd.	18,190	20,857
	Formosa Advanced Technologies Co. Ltd.	50,000	69,894
	Formosa Chemicals & Fibre Corp.	297,000	851,371
	Formosa International Hotels Corp.	18,672	99,421
*	Formosa Laboratories, Inc.	40,544	80,684
	Formosa Oilseed Processing Co. Ltd.	14,000	27,523
	Formosa Petrochemical Corp.	29,000	101,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	166,000	$636,522
	Formosa Sumco Technology Corp.	7,000	73,252
	Formosa Taffeta Co. Ltd.	266,000	275,157
	Formosan Rubber Group, Inc.	107,110	85,282
	Formosan Union Chemical	127,945	104,027
	Founding Construction & Development Co. Ltd.	72,000	49,381
	Foxconn Technology Co. Ltd.	221,535	488,009
	Foxsemicon Integrated Technology, Inc.	36,357	300,619
#	Froch Enterprise Co. Ltd.	89,000	89,997
	FSP Technology, Inc.	45,000	70,307
	Fubon Financial Holding Co. Ltd.	719,292	1,984,896
	Fulgent Sun International Holding Co. Ltd.	43,432	168,285
	Fullerton Technology Co. Ltd.	51,000	33,313
*	Fulltech Fiber Glass Corp.	128,270	72,129
	Fusheng Precision Co. Ltd.	14,000	99,551
	Fwusow Industry Co. Ltd.	57,000	40,014
	G Shank Enterprise Co. Ltd.	49,000	107,267
	Gallant Precision Machining Co. Ltd.	11,000	12,612
	Gamania Digital Entertainment Co. Ltd.	54,000	126,162
*	GCS Holdings, Inc.	9,000	14,639
	GEM Services, Inc.	25,210	79,416
#	Gemtek Technology Corp.	153,000	173,614
	General Interface Solution Holding Ltd.	81,000	282,882
	General Plastic Industrial Co. Ltd.	20,480	20,190
	Generalplus Technology, Inc.	19,000	42,326
	GeneReach Biotechnology Corp.	4,000	13,874
#	Genesys Logic, Inc.	20,000	145,152
	Genius Electronic Optical Co. Ltd.	35,616	621,721
	GeoVision, Inc.	22,977	23,876
	Getac Technology Corp.	163,000	319,618
	GFC Ltd.	15,000	35,647
	Giant Manufacturing Co. Ltd.	62,000	718,103
*	Giantplus Technology Co. Ltd.	117,000	50,431
	Gigabyte Technology Co. Ltd.	78,000	402,484
	Ginko International Co. Ltd.	13,650	135,358
	Global Brands Manufacture Ltd.	111,320	144,671
	Global Lighting Technologies, Inc.	15,000	41,179
	Global Mixed Mode Technology, Inc.	10,000	85,277
	Global PMX Co. Ltd.	5,000	28,569
	Global Unichip Corp.	11,000	193,145
#	Globalwafers Co. Ltd.	33,000	941,788
	Globe Union Industrial Corp.	99,000	51,759
	Gloria Material Technology Corp.	165,680	122,778
*	Glotech Industrial Corp.	38,000	38,446
	Gold Circuit Electronics Ltd.	77,000	214,418
	Goldsun Building Materials Co. Ltd.	284,338	265,526
	Good Will Instrument Co. Ltd.	25,000	24,148
	Gourmet Master Co. Ltd.	40,237	154,405
	Grand Fortune Securities Co. Ltd.	63,397	44,833
	Grand Ocean Retail Group Ltd.	31,000	19,143
	Grand Pacific Petrochemical	385,000	375,257
	Grand Process Technology Corp.	3,000	36,268
	GrandTech CG Systems, Inc.	25,200	46,284
	Grape King Bio Ltd.	32,000	180,124
	Great China Metal Industry	77,000	72,944
	Great Taipei Gas Co. Ltd.	75,000	88,823
	Great Tree Pharmacy Co. Ltd.	6,891	50,396
	Great Wall Enterprise Co. Ltd.	210,068	397,206
	Greatek Electronics, Inc.	148,000	396,984

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*††	Green Energy Technology, Inc.	133,000	$287
	GTM Holdings Corp.	52,000	49,666
#	Hannstar Board Corp.	127,602	194,449
#	HannStar Display Corp.	865,000	515,411
	HannsTouch Solution, Inc.	188,079	100,411
	Hanpin Electron Co. Ltd.	14,000	13,812
	Harvatek Corp.	62,000	56,244
	Heran Co. Ltd.	3,000	12,988
	Hey Song Corp.	106,000	135,249
	Highlight Tech Corp.	23,871	46,033
	Highwealth Construction Corp.	176,330	298,286
	HIM International Music, Inc.	11,900	36,582
	Hiroca Holdings Ltd.	26,000	50,805
	Hitron Technology, Inc.	38,559	29,170
	Hiwin Technologies Corp.	54,878	531,344
#	Ho Tung Chemical Corp.	399,125	155,180
	Hocheng Corp.	129,000	69,851
	Holiday Entertainment Co. Ltd.	18,000	38,256
	Holtek Semiconductor, Inc.	48,000	178,834
	Holy Stone Enterprise Co. Ltd.	38,500	162,715
	Hon Hai Precision Industry Co. Ltd.	715,624	2,675,666
	Hong Pu Real Estate Development Co. Ltd.	97,000	77,035
	Hong TAI Electric Industrial	66,000	57,840
	Hong YI Fiber Industry Co.	56,000	46,715
	Horizon Securities Co. Ltd.	113,000	65,164
#	Hota Industrial Manufacturing Co. Ltd.	65,263	196,216
	Hotai Finance Co. Ltd.	39,000	149,776
	Hotai Motor Co. Ltd.	32,000	700,799
	Hotron Precision Electronic Industrial Co. Ltd.	21,502	39,489
	Hsin Kuang Steel Co. Ltd.	9,000	17,224
	Hsin Yung Chien Co. Ltd.	16,390	70,526
	Hsing TA Cement Co.	70,000	50,727
#*	HTC Corp.	145,000	343,214
	Hu Lane Associate, Inc.	29,725	136,437
	HUA ENG Wire & Cable Co. Ltd.	132,000	94,554
	Hua Nan Financial Holdings Co. Ltd.	1,097,733	869,796
	Hua Yu Lien Development Co. Ltd.	7,000	14,468
	Huaku Development Co. Ltd.	83,000	272,261
	Huang Hsiang Construction Corp.	35,000	49,671
	Hung Ching Development & Construction Co. Ltd.	54,000	57,038
	Hung Sheng Construction Ltd.	205,664	176,906
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	39,175
	Hycon Technology Corp.	3,000	18,200
	Ibase Technology, Inc.	49,345	69,146
	IBF Financial Holdings Co. Ltd.	1,076,561	624,239
	Ichia Technologies, Inc.	119,000	69,211
#*	I-Chiun Precision Industry Co. Ltd.	38,851	62,535
	IEI Integration Corp.	47,340	76,375
	Infortrend Technology, Inc.	88,000	51,961
#	Innodisk Corp.	26,782	188,241
#	Innolux Corp.	2,792,000	1,753,688
#	Inpaq Technology Co. Ltd.	22,800	50,197
	Intai Technology Corp.	8,400	25,462
	Integrated Service Technology, Inc.	27,109	48,923
	IntelliEPI, Inc.	8,000	18,863
	International CSRC Investment Holdings Co.	291,562	262,869
	International Games System Co. Ltd.	18,000	465,107
	Inventec Corp.	670,000	614,562
	Iron Force Industrial Co. Ltd.	14,000	34,202

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	$38,339
	ITE Technology, Inc.	43,000	159,304
#	ITEQ Corp.	104,029	478,192
	Jarllytec Co. Ltd.	21,000	48,788
	Jean Co. Ltd.	23,868	10,744
	Jentech Precision Industrial Co. Ltd.	5,000	72,135
	Jess-Link Products Co. Ltd.	30,250	43,862
	Jia Wei Lifestyle, Inc.	5,442	14,799
#	Jih Lin Technology Co. Ltd.	28,000	93,272
	Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	17,312
	Jinan Acetate Chemical Co. Ltd.	5,750	22,877
*	Jinli Group Holdings Ltd.	57,008	23,404
	Johnson Health Tech Co. Ltd.	4,000	7,766
	Jourdeness Group Ltd.	21,000	53,262
	K Laser Technology, Inc.	44,000	36,506
#	Kaimei Electronic Corp.	38,900	128,415
	Kaori Heat Treatment Co. Ltd.	13,000	24,530
	Kaulin Manufacturing Co. Ltd.	45,000	24,936
	KEE TAI Properties Co. Ltd.	185,000	79,947
	Kenda Rubber Industrial Co. Ltd.	133,015	145,127
	Kenmec Mechanical Engineering Co. Ltd.	44,000	41,907
	Kerry TJ Logistics Co. Ltd.	45,000	73,497
	Key Ware Electronics Co. Ltd.	61,129	29,234
	Kindom Development Co. Ltd.	68,200	87,940
	King Chou Marine Technology Co. Ltd.	36,340	45,737
	King Slide Works Co. Ltd.	9,000	146,627
	King Yuan Electronics Co. Ltd.	511,000	847,058
	King's Town Bank Co. Ltd.	388,000	570,976
*	King's Town Construction Co. Ltd.	34,000	46,537
	Kinik Co.	29,000	103,846
*	Kinko Optical Co. Ltd.	28,365	33,147
	Kinpo Electronics	566,000	307,780
	Kinsus Interconnect Technology Corp.	95,000	718,396
	KMC Kuei Meng International, Inc.	15,300	105,598
	Ko Ja Cayman Co. Ltd.	5,000	12,648
	KS Terminals, Inc.	32,000	97,156
	Kung Long Batteries Industrial Co. Ltd.	33,000	163,181
	Kung Sing Engineering Corp.	190,573	56,371
	Kuo Toong International Co. Ltd.	80,315	59,411
	Kuo Yang Construction Co. Ltd.	84,360	70,671
	Kwong Lung Enterprise Co. Ltd.	20,000	29,348
	KYE Systems Corp.	99,000	42,159
	L&K Engineering Co. Ltd.	71,000	76,422
	La Kaffa International Co. Ltd.	11,000	37,029
*	LAN FA Textile	93,000	39,517
	Land Mark Optoelectronics Corp.	20,000	142,779
	Lanner Electronics, Inc.	33,048	63,272
	Largan Precision Co. Ltd.	9,000	666,940
	Laser Tek Taiwan Co. Ltd.	14,000	18,203
	LCY Technology Corp.	14,000	22,014
	Leader Electronics, Inc.	31,000	16,019
	Leadtrend Technology Corp.	4,000	19,309
#*	Lealea Enterprise Co. Ltd.	339,000	127,035
	Ledlink Optics, Inc.	17,850	18,361
	LEE CHI Enterprises Co. Ltd.	36,000	33,892
	Lemtech Holdings Co. Ltd.	9,656	53,286
*	Li Cheng Enterprise Co. Ltd.	25,785	19,429
*	Li Peng Enterprise Co. Ltd.	236,600	79,734
	Lian HWA Food Corp.	34,426	87,345

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lida Holdings Ltd.	28,240	$33,136
	Lien Hwa Industrial Holdings Corp.	151,554	335,843
#*	Lingsen Precision Industries Ltd.	174,000	150,459
	Lite-On Technology Corp.	646,417	1,492,967
*	Long Bon International Co. Ltd.	97,100	61,705
	Long Da Construction & Development Corp.	61,000	48,678
#	Longchen Paper & Packaging Co. Ltd.	270,169	220,196
	Longwell Co.	24,000	43,606
	Lotes Co. Ltd.	22,303	586,171
	Lotus Pharmaceutical Co. Ltd.	22,000	68,905
	Lu Hai Holding Corp.	16,005	23,342
	Lumax International Corp. Ltd.	21,600	57,295
	Lung Yen Life Service Corp.	49,000	75,551
	Macauto Industrial Co. Ltd.	17,000	46,264
	Machvision, Inc.	9,358	81,431
#	Macronix International Co. Ltd.	628,798	958,985
	Makalot Industrial Co. Ltd.	52,865	445,296
	Marketech International Corp.	9,000	54,200
#	Materials Analysis Technology, Inc.	27,257	139,912
	Mayer Steel Pipe Corp.	64,000	68,738
	MediaTek, Inc.	61,000	2,422,871
	Mega Financial Holding Co. Ltd.	1,129,975	1,512,334
*	MEGA International Development Co. Ltd.	18,000	10,947
	Meiloon Industrial Co.	33,750	35,600
	Mercuries & Associates Holding Ltd.	201,930	155,761
*	Mercuries Life Insurance Co. Ltd.	512,694	171,958
	Merida Industry Co. Ltd.	13,000	137,191
	Merry Electronics Co. Ltd.	40,854	132,186
*	Microbio Co. Ltd.	5,491	12,116
	Micro-Star International Co. Ltd.	66,000	369,163
	Mildef Crete, Inc.	18,000	38,883
*	MIN AIK Technology Co. Ltd.	58,600	49,079
	Mirle Automation Corp.	61,000	93,879
	Mitac Holdings Corp.	403,560	477,088
	momo.com, Inc.	10,400	424,974
	MOSA Industrial Corp.	9,000	12,399
	MPI Corp.	18,000	71,413
	Nak Sealing Technologies Corp.	19,000	62,670
	Namchow Holdings Co. Ltd.	87,000	153,579
	Nan Kang Rubber Tire Co. Ltd.	103,000	170,216
	Nan Liu Enterprise Co. Ltd.	7,000	28,178
	Nan Ya Plastics Corp.	220,000	694,704
	Nan Ya Printed Circuit Board Corp.	10,000	175,603
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	19,382
#	Nantex Industry Co. Ltd.	52,780	159,836
	Nanya Technology Corp.	255,432	678,559
	National Aerospace Fasteners Corp.	8,000	16,807
	Netronix, Inc.	31,000	58,590
	New Best Wire Industrial Co. Ltd.	14,400	18,938
	New Era Electronics Co. Ltd.	29,000	19,728
*	Newmax Technology Co. Ltd.	14,000	18,155
	Nexcom International Co. Ltd.	13,000	11,657
#	Nichidenbo Corp.	72,030	135,395
	Nidec Chaun-Choung Technology Corp.	3,000	17,827
	Nien Hsing Textile Co. Ltd.	51,245	37,838
	Nien Made Enterprise Co. Ltd.	46,000	648,829
	Nishoku Technology, Inc.	16,000	49,312
	Nova Technology Corp.	5,000	29,273
#	Novatek Microelectronics Corp.	120,000	2,110,350

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nyquest Technology Co. Ltd.	4,000	$22,300
#	O-Bank Co. Ltd.	458,620	141,908
	Ocean Plastics Co. Ltd.	52,000	62,849
*	Oneness Biotech Co. Ltd.	10,000	86,475
#	OptoTech Corp.	117,889	255,165
	Orient Europharma Co. Ltd.	8,000	9,304
*	Orient Semiconductor Electronics Ltd.	203,107	171,411
*	Oriental Union Chemical Corp.	263,000	195,526
	O-TA Precision Industry Co. Ltd.	21,422	113,544
	Pacific Construction Co.	29,000	9,649
	Pacific Hospital Supply Co. Ltd.	16,496	44,942
	Paiho Shih Holdings Corp.	47,472	61,073
	Pan German Universal Motors Ltd.	3,000	22,714
	Pan Jit International, Inc.	103,700	351,785
#	Pan-International Industrial Corp.	165,000	222,365
	Parade Technologies Ltd.	8,000	590,634
*	Paragon Technologies Co. Ltd.	26,000	21,392
	Parpro Corp.	19,000	18,842
	PChome Online, Inc.	16,000	63,252
	PCL Technologies, Inc.	6,610	18,809
	P-Duke Technology Co. Ltd.	23,968	64,038
	Pegatron Corp.	533,000	1,339,797
	Pegavision Corp.	6,000	86,858
	PharmaEngine, Inc.	12,000	26,397
*	Pharmally International Holding Co. Ltd.	10,983	0
*	Phihong Technology Co. Ltd.	34,222	53,133
	Phison Electronics Corp.	40,000	662,962
	Pixart Imaging, Inc.	31,000	156,592
	Planet Technology Corp.	14,000	35,524
	Plastron Precision Co. Ltd.	28,126	13,776
	Plotech Co. Ltd.	21,600	21,973
	Polytronics Technology Corp.	12,564	49,185
	Posiflex Technology, Inc.	17,284	68,780
	Pou Chen Corp.	666,000	774,292
	Power Wind Health Industry, Inc.	11,968	53,859
	Powertech Technology, Inc.	394,000	1,404,291
	Poya International Co. Ltd.	19,756	301,510
	President Chain Store Corp.	79,000	754,538
	President Securities Corp.	455,652	369,275
#	Primax Electronics Ltd.	181,000	352,868
	Prince Housing & Development Corp.	421,000	197,000
	Pro Hawk Corp.	3,000	18,956
	Promate Electronic Co. Ltd.	39,000	58,395
	Prosperity Dielectrics Co. Ltd.	18,086	36,661
	Qisda Corp.	646,000	699,382
	QST International Corp.	23,000	50,684
	Qualipoly Chemical Corp.	21,000	31,666
	Quang Viet Enterprise Co. Ltd.	17,000	73,718
	Quanta Computer, Inc.	350,000	1,184,641
	Quanta Storage, Inc.	62,000	100,309
	Quintain Steel Co. Ltd.	54,309	34,798
	Radiant Opto-Electronics Corp.	159,000	588,635
	Radium Life Tech Co. Ltd.	287,089	113,856
	Rafael Microelectronics, Inc.	10,821	102,529
*	RDC Semiconductor Co. Ltd.	10,000	172,680
	Realtek Semiconductor Corp.	73,000	1,416,210
	Rechi Precision Co. Ltd.	170,000	111,136
	Rexon Industrial Corp. Ltd.	33,000	53,351
	Rich Development Co. Ltd.	251,000	82,835

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	RichWave Technology Corp.	11,620	$94,789
*	Ritek Corp.	354,084	122,194
	Rodex Fasteners Corp.	13,000	17,871
*	Roo Hsing Co. Ltd.	204,000	45,713
	Ruentex Development Co. Ltd.	388,399	904,391
	Ruentex Industries Ltd.	180,960	626,232
	Sampo Corp.	104,400	114,490
	San Fang Chemical Industry Co. Ltd.	75,679	55,172
	San Far Property Ltd.	128,925	67,766
	San Shing Fastech Corp.	44,000	89,850
	Sanitar Co. Ltd.	13,000	17,112
	Sanyang Motor Co. Ltd.	219,000	213,054
	Savior Lifetec Corp.	41,074	25,275
	SCI Pharmtech, Inc.	15,600	46,400
	Scientech Corp.	20,000	66,736
	ScinoPharm Taiwan Ltd.	13,000	10,930
#	SDI Corp.	57,000	319,820
	Sea Sonic Electronics Co. Ltd.	9,000	24,812
	Senao International Co. Ltd.	28,000	32,738
	Senao Networks, Inc.	10,000	38,850
	Sensortek Technology Corp.	7,000	115,821
	Sercomm Corp.	85,000	239,898
	Sesoda Corp.	79,104	90,792
	Shanghai Commercial & Savings Bank Ltd.	367,000	619,165
	Shan-Loong Transportation Co. Ltd.	44,000	57,695
	Sharehope Medicine Co. Ltd.	15,421	15,053
	Sheng Yu Steel Co. Ltd.	40,000	42,619
#	ShenMao Technology, Inc.	21,000	55,034
	Shih Her Technologies, Inc.	19,000	48,151
*	Shih Wei Navigation Co. Ltd.	144,722	193,504
#	Shihlin Electric & Engineering Corp.	127,000	237,085
	Shin Kong Financial Holding Co. Ltd.	3,171,243	1,278,357
	Shin Zu Shing Co. Ltd.	52,980	176,848
*	Shining Building Business Co. Ltd.	191,632	71,356
	Shinkong Insurance Co. Ltd.	78,000	134,757
	Shinkong Synthetic Fibers Corp.	548,000	383,675
	Shinkong Textile Co. Ltd.	14,000	21,438
	Shiny Chemical Industrial Co. Ltd.	30,888	187,104
	ShunSin Technology Holding Ltd.	7,000	22,522
*	Shuttle, Inc.	154,000	80,024
	Sigurd Microelectronics Corp.	233,226	483,325
	Silergy Corp.	1,000	135,164
	Silicon Optronics, Inc.	13,000	55,596
	Simplo Technology Co. Ltd.	34,600	395,688
	Sinbon Electronics Co. Ltd.	35,064	341,034
	Sincere Navigation Corp.	133,900	121,461
	Single Well Industrial Corp.	20,700	21,506
	Sinher Technology, Inc.	28,000	40,588
	Sinmag Equipment Corp.	17,420	65,464
#	Sino-American Silicon Products, Inc.	228,000	1,784,634
	Sinon Corp.	180,000	182,712
	SinoPac Financial Holdings Co. Ltd.	2,199,445	1,315,959
	Sinphar Pharmaceutical Co. Ltd.	30,340	31,390
	Sinyi Realty, Inc.	80,544	100,451
	Sirtec International Co. Ltd.	42,800	41,078
#	Sitronix Technology Corp.	51,000	535,783
#	Siward Crystal Technology Co. Ltd.	64,000	76,581
	Soft-World International Corp.	21,000	69,100
	Solar Applied Materials Technology Corp.	98,398	169,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solomon Technology Corp.	56,000	$41,545
	Solteam, Inc.	11,110	33,025
	Sonix Technology Co. Ltd.	29,000	87,805
	Speed Tech Corp.	28,000	74,435
#	Spirox Corp.	29,000	36,120
#	Sporton International, Inc.	17,315	131,286
	St Shine Optical Co. Ltd.	17,000	178,655
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	48,391
	Standard Foods Corp.	114,402	212,236
	Stark Technology, Inc.	19,200	57,382
	Sun Race Sturmey-Archer, Inc.	13,000	22,502
*	Sun Yad Construction Co. Ltd.	46,000	38,401
	Sunjuice Holdings Co. Ltd.	2,000	22,620
#	Sunko INK Co. Ltd.	55,250	43,887
	SunMax Biotechnology Co. Ltd.	11,000	38,554
	Sunny Friend Environmental Technology Co. Ltd.	22,000	156,856
#	Sunonwealth Electric Machine Industry Co. Ltd.	113,000	175,368
	Sunplus Technology Co. Ltd.	183,000	230,867
	Sunrex Technology Corp.	24,561	38,673
	Sunspring Metal Corp.	41,351	40,181
	Supreme Electronics Co. Ltd.	150,935	267,017
	Swancor Holding Co. Ltd.	12,000	38,485
	Sweeten Real Estate Development Co. Ltd.	22,000	20,712
	Symtek Automation Asia Co. Ltd.	15,486	65,176
	Syncmold Enterprise Corp.	45,000	111,673
	Synmosa Biopharma Corp.	59,940	50,326
	Synnex Technology International Corp.	356,250	877,331
	Systex Corp.	51,000	156,090
	T3EX Global Holdings Corp.	35,039	145,248
#	TA Chen Stainless Pipe	494,901	799,305
	Ta Liang Technology Co. Ltd.	22,000	61,159
	Ta Ya Electric Wire & Cable	99,212	83,132
	Ta Yih Industrial Co. Ltd.	17,000	24,534
	Tah Hsin Industrial Corp.	11,011	33,719
	TA-I Technology Co. Ltd.	24,750	54,777
*	Tai Tung Communication Co. Ltd.	25,934	16,742
	Taichung Commercial Bank Co. Ltd.	1,189,562	572,190
	TaiDoc Technology Corp.	12,471	84,079
#	Taiflex Scientific Co. Ltd.	70,060	117,397
	Taimide Tech, Inc.	34,450	51,375
	Tainan Enterprises Co. Ltd.	37,000	23,832
#	Tainan Spinning Co. Ltd.	518,240	459,168
	Tai-Saw Technology Co. Ltd.	27,000	32,178
	Taishin Financial Holding Co. Ltd.	2,390,460	1,709,499
	Taisun Enterprise Co. Ltd.	62,000	60,185
#	Taita Chemical Co. Ltd.	120,188	145,561
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	57,812
	Taiwan Business Bank	1,757,618	655,575
	Taiwan Cement Corp.	839,239	1,427,316
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	65,500
	Taiwan Cogeneration Corp.	87,000	116,500
	Taiwan Cooperative Financial Holding Co. Ltd.	1,255,495	1,204,598
	Taiwan FamilyMart Co. Ltd.	7,000	60,911
	Taiwan Fertilizer Co. Ltd.	231,000	561,590
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	70,441
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	53,954
	Taiwan Glass Industry Corp.	455,046	389,209
	Taiwan High Speed Rail Corp.	189,000	194,690
	Taiwan Hon Chuan Enterprise Co. Ltd.	152,927	395,685

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	$95,977
*	Taiwan IC Packaging Corp.	24,000	17,563
*	Taiwan Land Development Corp.	269,666	38,390
	Taiwan Mobile Co. Ltd.	128,000	460,084
	Taiwan Navigation Co. Ltd.	88,000	103,307
	Taiwan Paiho Ltd.	152,000	442,973
	Taiwan PCB Techvest Co. Ltd.	101,000	171,392
	Taiwan Sakura Corp.	51,200	124,086
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,747
	Taiwan Secom Co. Ltd.	46,000	168,932
	Taiwan Semiconductor Co. Ltd.	45,000	113,355
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	15,864,520
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	27,052,724
	Taiwan Shin Kong Security Co. Ltd.	56,560	80,172
	Taiwan Steel Union Co. Ltd.	5,000	14,962
	Taiwan Styrene Monomer	97,000	59,171
	Taiwan Surface Mounting Technology Corp.	64,800	311,136
	Taiwan Taxi Co. Ltd.	7,292	20,805
*	Taiwan TEA Corp.	281,000	215,835
	Taiwan Union Technology Corp.	58,000	195,736
	Taiyen Biotech Co. Ltd.	42,000	50,455
#*	Tatung Co. Ltd.	441,000	463,748
	TCI Co. Ltd.	30,256	212,294
	Te Chang Construction Co. Ltd.	29,000	31,202
	Team Group, Inc.	14,000	21,850
	Teco Electric & Machinery Co. Ltd.	548,000	586,249
	Tehmag Foods Corp.	10,560	110,255
	TEKOM Technologies, Inc.	3,000	13,497
	Tera Autotech Corp.	29,187	21,189
	Test Research, Inc.	42,000	89,079
	Test Rite International Co. Ltd.	62,000	48,247
#	Tex-Ray Industrial Co. Ltd.	50,000	24,900
	Thermaltake Technology Co. Ltd.	9,000	12,451
#	Thinking Electronic Industrial Co. Ltd.	24,000	126,925
	Thye Ming Industrial Co. Ltd.	44,800	60,475
	Ton Yi Industrial Corp.	294,000	149,445
	Tong Hsing Electronic Industries Ltd.	47,208	464,658
	Tong Yang Industry Co. Ltd.	199,000	227,926
*	Tong-Tai Machine & Tool Co. Ltd.	85,060	49,532
	Topco Scientific Co. Ltd.	48,876	294,566
	Topkey Corp.	26,000	125,946
	Topoint Technology Co. Ltd.	65,200	91,376
	Toung Loong Textile Manufacturing	42,000	51,505
	TPK Holding Co. Ltd.	177,000	255,133
	Trade-Van Information Services Co.	11,000	20,354
	Transcend Information, Inc.	24,000	61,099
	Tripod Technology Corp.	149,000	695,610
	Tsang Yow Industrial Co. Ltd.	20,000	15,132
	Tsann Kuen Enterprise Co. Ltd.	16,000	20,070
	TSC Auto ID Technology Co. Ltd.	13,530	95,839
	TSRC Corp.	216,000	292,859
	Ttet Union Corp.	22,000	122,389
	TTFB Co. Ltd.	3,000	23,209
#	TTY Biopharm Co. Ltd.	60,000	146,395
	Tung Ho Steel Enterprise Corp.	248,570	613,703
	Tung Thih Electronic Co. Ltd.	15,000	78,067
	Turvo International Co. Ltd.	16,410	62,644
#	TXC Corp.	99,000	339,172
	TYC Brother Industrial Co. Ltd.	116,000	78,670

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tycoons Group Enterprise	143,700	$62,712
	Tyntek Corp.	110,000	105,770
	UDE Corp.	34,000	52,457
#	Ultra Chip, Inc.	13,876	94,470
	U-Ming Marine Transport Corp.	189,000	373,251
	Unic Technology Corp.	28,000	20,588
	Unimicron Technology Corp.	101,000	757,171
#*	Union Bank Of Taiwan	819,471	423,773
	Uni-President Enterprises Corp.	747,560	1,832,247
	Unitech Computer Co. Ltd.	35,000	44,123
*	Unitech Printed Circuit Board Corp.	186,540	120,602
	United Integrated Services Co. Ltd.	64,000	408,311
	United Microelectronics Corp.	672,000	1,404,009
	United Orthopedic Corp.	18,422	19,807
	United Radiant Technology	34,000	21,179
*	United Renewable Energy Co. Ltd.	369,206	271,650
††	Unity Opto Technology Co. Ltd.	186,000	5,166
	Universal Cement Corp.	203,120	156,598
	Universal Vision Biotechnology Co. Ltd.	6,000	58,413
	Unizyx Holding Corp.	89,000	96,193
#	UPC Technology Corp.	321,221	241,936
	Userjoy Technology Co. Ltd.	8,884	26,899
	USI Corp.	392,204	396,385
*	Usun Technology Co. Ltd.	11,200	12,438
	Utechzone Co. Ltd.	15,000	52,881
	Vanguard International Semiconductor Corp.	130,000	627,108
	Ve Wong Corp.	18,000	21,585
	Ventec International Group Co. Ltd.	15,000	62,536
#	Visual Photonics Epitaxy Co. Ltd.	47,500	224,129
	Vivotek, Inc.	13,863	37,278
	Voltronic Power Technology Corp.	15,442	795,808
	Wafer Works Corp.	137,048	392,332
	Waffer Technology Corp.	31,000	35,560
	Wah Hong Industrial Corp.	27,000	31,752
	Wah Lee Industrial Corp.	76,500	280,851
	Walsin Lihwa Corp.	744,000	705,970
	Walsin Technology Corp.	79,398	443,095
#	Walton Advanced Engineering, Inc.	127,000	80,071
	Wan Hai Lines Ltd.	199,000	1,090,877
#	We & Win Development Co. Ltd.	115,000	41,006
	Wei Chuan Foods Corp.	104,000	80,838
	Weikeng Industrial Co. Ltd.	134,734	147,442
	Well Shin Technology Co. Ltd.	34,000	58,089
	Wholetech System Hitech Ltd.	19,000	32,362
	Win Semiconductors Corp.	76,840	951,916
	Winbond Electronics Corp.	961,804	1,073,478
	Winstek Semiconductor Co. Ltd.	41,000	43,991
	WinWay Technology Co. Ltd.	5,000	67,122
	Wisdom Marine Lines Co. Ltd.	158,236	429,892
	Wistron Corp.	890,288	1,011,960
	Wistron Information Technology & Services Corp.	5,000	15,206
	Wistron NeWeb Corp.	105,267	270,377
	Wiwynn Corp.	9,000	329,927
	Wonderful Hi-Tech Co. Ltd.	44,357	53,613
#	Wowprime Corp.	41,000	187,883
	WPG Holdings Ltd.	425,520	838,890
	WT Microelectronics Co. Ltd.	140,567	437,576
	WUS Printed Circuit Co. Ltd.	70,735	82,589
	XAC Automation Corp.	27,000	26,219

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	XinTec, Inc.	45,000	$209,812
	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	64,931
	Yageo Corp.	72,578	1,236,929
*	Yang Ming Marine Transport Corp.	598,215	2,215,736
	YC INOX Co. Ltd.	80,094	87,651
	Yea Shin International Development Co. Ltd.	79,988	65,702
#	Yem Chio Co. Ltd.	185,936	100,274
#	Yeong Guan Energy Technology Group Co. Ltd.	43,164	97,184
	YFC-Boneagle Electric Co. Ltd.	31,000	25,413
	YFY, Inc.	554,000	666,662
	Yi Jinn Industrial Co. Ltd.	92,800	60,998
*	Yieh Phui Enterprise Co. Ltd.	348,774	277,996
	YONGGU Group, Inc.	4,000	8,921
	Yonyu Plastics Co. Ltd.	38,000	47,776
	Young Fast Optoelectronics Co. Ltd.	30,000	28,762
	Youngtek Electronics Corp.	30,160	90,973
#	Yuan High-Tech Development Co. Ltd.	3,600	13,129
	Yuanta Financial Holding Co. Ltd.	1,549,514	1,424,668
	Yuanta Futures Co. Ltd.	15,792	28,281
	Yuen Chang Stainless Steel Co. Ltd.	31,547	36,542
	Yuen Foong Yu Consumer Products Co. Ltd.	16,000	27,812
	Yulon Finance Corp.	100,188	638,211
	Yulon Motor Co. Ltd.	226,834	338,606
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	36,946
	Yungshin Construction & Development Co. Ltd.	14,000	32,953
	YungShin Global Holding Corp.	42,800	65,730
	Zeng Hsing Industrial Co. Ltd.	22,000	114,648
	Zenitron Corp.	78,000	92,147
	Zero One Technology Co. Ltd.	40,528	63,662
#	Zhen Ding Technology Holding Ltd.	181,400	625,310
#	Zig Sheng Industrial Co. Ltd.	168,000	92,741
	ZillTek Technology Corp.	2,000	29,168
#*	Zinwell Corp.	137,000	94,056
	Zippy Technology Corp.	45,000	68,645
	ZongTai Real Estate Development Co. Ltd.	34,700	49,045
TOTAL TAIWAN			235,683,807
THAILAND — (0.7%)
	AAPICO Hitech PCL	71,300	55,678
	Absolute Clean Energy PCL	216,800	21,227
	Advanced Info Service PCL	83,800	553,717
	AEON Thana Sinsap Thailand PCL	29,800	163,790
	After You PCL	82,900	25,646
*	Airports of Thailand PCL	162,100	310,373
	AJ Plast PCL	58,400	29,643
	Amanah Leasing PCL	61,400	8,926
	Amata Corp. PCL	163,500	105,088
*	Ananda Development PCL	1,207,400	56,571
	AP Thailand PCL	1,278,500	391,671
	Asia Plus Group Holdings PCL	679,600	76,339
	Asia Sermkij Leasing PCL	24,600	36,204
	Asian Insulators PCL	71,750	14,654
	Asian Sea Corp. PCL, Class F	31,500	15,610
*	Asset World Corp. PCL	392,000	57,690
	B Grimm Power PCL	103,600	110,461
	Bangchak Corp. PCL	461,800	384,891
*	Bangkok Airways PCL	246,600	68,881
	Bangkok Bank PCL	15,100	61,225

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Bank PCL	35,500	$143,941
	Bangkok Chain Hospital PCL	353,000	198,261
	Bangkok Commercial Asset Management PCL	278,000	170,332
	Bangkok Dusit Medical Services PCL, Class F	409,700	275,635
	Bangkok Expressway & Metro PCL	353,440	87,046
	Bangkok Insurance PCL	1,500	11,984
	Bangkok Land PCL	4,528,100	144,159
	Bangkok Life Assurance PCL	225,600	289,665
*	Bangkok Ranch PCL	236,200	20,006
	Banpu PCL	1,653,333	551,194
	Banpu Power PCL	99,800	50,657
	BCPG PCL	127,000	46,154
*	BEC World PCL	619,052	247,286
	Berli Jucker PCL	197,050	187,906
*	Better World Green PCL	1,758,200	59,144
	BG Container Glass PCL	32,000	10,092
	BTS Group Holdings PCL	498,500	137,744
	Bumrungrad Hospital PCL	58,700	248,587
	Cal-Comp Electronics Thailand PCL, Class F	1,076,714	96,369
	Carabao Group PCL, Class F	38,100	116,148
	Central Pattana PCL	114,800	187,052
	Central Retail Corp. PCL	149,775	152,946
	CH Karnchang PCL	434,200	275,165
	Charoen Pokphand Foods PCL	878,800	666,457
	Chularat Hospital PCL, Class F	1,322,200	131,049
	CIMB Thai Bank PCL	778,200	21,737
	CK Power PCL	271,900	41,649
	Com7 PCL, Class F	126,700	298,722
*	Country Group Development PCL	907,200	13,624
*	Country Group Holdings PCL, Class F	420,300	22,217
	CP ALL PCL	385,700	726,916
	Delta Electronics Thailand PCL	5,300	55,237
*	Demco PCL	239,200	27,300
*	Dhipaya Group Holdings PCL	133,200	291,044
	Diamond Building Products PCL	45,100	11,311
	Do Day Dream PCL	11,500	5,630
	Dohome PCL	105,900	70,293
	Dynasty Ceramic PCL	1,001,020	88,392
	Eastern Polymer Group PCL, Class F	259,000	79,345
	Eastern Power Group PCL	179,764	33,745
	Eastern Water Resources Development & Management PCL, Class F	233,400	65,895
	Ekachai Medical Care PCL	45,600	9,998
	Electricity Generating PCL	27,900	142,454
	Energy Absolute PCL	97,000	260,017
*	Erawan Group PCL	437,220	41,496
	Forth Corp. PCL	52,900	30,823
	Forth Smart Service PCL	86,500	29,097
*	General Engineering PCL	1,863,500	21,828
	GFPT PCL	176,100	72,460
	Global Green Chemicals PCL, Class F	118,100	49,304
	Global Power Synergy PCL, Class F	68,831	161,767
	Gulf Energy Development PCL	61,600	90,656
	Gunkul Engineering PCL	913,700	189,354
	Haad Thip PCL	13,900	14,507
	Hana Microelectronics PCL	117,200	244,643
	Home Product Center PCL	636,320	269,473
	Ichitan Group PCL	155,600	46,734
	Index Livingmall PCL	40,200	22,940
	Indorama Ventures PCL	287,500	410,159

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Interlink Communication PCL	52,200	$12,072
*	Interlink Telecom PCL	74,200	12,591
	IRPC PCL	3,303,400	377,021
*	Italian-Thai Development PCL	1,448,300	93,958
	Jasmine International PCL	2,172,500	219,240
	JKN Global Media PCL	43,100	9,903
	JMT Network Services PCL, Class F	17,480	33,600
	JWD Infologistics PCL	115,600	70,481
	Kang Yong Electric PCL	100	1,105
	Karmarts PCL	338,400	35,776
	Kasikornbank PCL	48,100	217,422
	Kasikornbank PCL	96,900	435,097
	KCE Electronics PCL	66,800	143,953
*	Khon Kaen Sugar Industry PCL	523,596	58,501
	Kiatnakin Phatra Bank PCL	90,400	188,701
	Krung Thai Bank PCL	771,800	324,529
	Krungthai Card PCL	128,800	232,107
	Land & Houses PCL	1,223,600	360,153
	Land & Houses PCL	316,600	93,188
	Lanna Resources PCL	121,200	63,339
	LH Financial Group PCL	1,555,400	65,402
*	Loxley PCL	909,200	66,630
	LPN Development PCL	565,100	85,711
*	MBK PCL	336,365	129,313
	MC Group PCL	39,700	10,851
	MCS Steel PCL	101,800	44,334
	Mega Lifesciences PCL	100,400	140,219
	Millcon Steel PCL	643,000	22,402
*	Minor International PCL	119,946	109,877
	MK Restaurants Group PCL	60,200	94,472
*	Mono Next PCL	707,900	65,485
	Muangthai Capital PCL	133,900	226,216
	Namyong Terminal PCL	161,200	21,981
*	Nawarat Patanakarn PCL	236,700	7,038
	Netbay PCL	22,700	16,295
	Noble Development PCL	162,000	30,653
	Northeast Rubber PCL	230,000	51,119
*	Nusasiri PCL	1,884,200	74,134
	Origin Property PCL, Class F	285,200	98,507
	Osotspa PCL	188,100	182,196
*	Plan B Media PCL, Class F	667,764	159,445
*	Platinum Group PCL, Class F	367,600	32,018
	Polyplex Thailand PCL	171,000	123,262
*	Power Solution Technologies PCL, Class F	351,000	24,669
	Praram 9 Hospital PCL	51,200	17,531
	Precious Shipping PCL	233,600	110,152
	Premier Marketing PCL	152,100	45,226
	Prima Marine PCL	355,600	63,014
*	Principal Capital PCL	74,100	10,238
	Property Perfect PCL	3,373,700	56,743
	Pruksa Holding PCL	319,400	139,099
	PTG Energy PCL	448,900	198,193
	PTT Exploration & Production PCL	296,000	1,151,284
	PTT Global Chemical PCL	202,600	343,802
	PTT PCL	856,900	1,003,727
	Pylon PCL	123,600	17,448
	Quality Houses PCL	3,273,183	232,008
*	Raimon Land PCL	1,256,400	36,226
	Rajthanee Hospital PCL	75,000	73,772

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ratch Group PCL	89,900	$120,155
	Ratchthani Leasing PCL	1,019,437	129,209
	Regional Container Lines PCL	128,700	162,349
	Rojana Industrial Park PCL	322,357	62,448
*	RS PCL	122,100	66,377
	Sabina PCL	82,500	53,274
	Saha Pathana Inter-Holding PCL	18,900	36,897
	Sahakol Equipment PCL	130,700	9,186
	Sahamitr Pressure Container PCL	69,300	27,266
	Saha-Union PCL	22,400	22,706
*	Samart Corp. PCL	137,600	26,863
*	Samart Telcoms PCL	70,100	18,422
	Sansiri PCL	5,327,000	211,192
	Sappe PCL	67,600	50,555
	SC Asset Corp. PCL	708,025	80,808
*	SEAFCO PCL	144,243	19,235
	Sena Development PCL	241,700	35,426
	Sermsang Power Corp. Co. Ltd.	67,320	25,476
	Siam Cement PCL	20,400	236,504
	Siam Cement PCL	5,100	58,973
	Siam City Cement PCL	15,268	73,600
	Siam Commercial Bank PCL	77,300	291,370
	Siam Global House PCL	386,957	220,819
*	Siam Wellness Group PCL, Class F	121,250	24,946
	Siamgas & Petrochemicals PCL	423,600	165,394
	Sikarin PCL, Class F	53,300	20,971
*	Singha Estate PCL	1,148,100	67,241
	Sino-Thai Engineering & Construction PCL	203,400	87,970
	SNC Former PCL	21,600	11,223
	Somboon Advance Technology PCL	148,200	102,821
	SPCG PCL	242,800	136,368
	Sri Trang Agro-Industry PCL	332,740	299,811
	Sri Trang Gloves Thailand PCL	128,600	112,011
	Sriracha Construction PCL	21,000	9,398
	Srisawad Corp. PCL	222,267	402,210
	Srisawad Finance PCL	12,200	10,260
	Srivichai Vejvivat PCL	63,400	19,994
*	Star Petroleum Refining PCL	774,000	223,169
*	Stars Microelectronics Thailand PCL	74,300	11,493
*	STP & I PCL	412,920	62,629
	Supalai PCL	498,100	339,597
	Super Energy Corp. PCL	8,056,000	229,860
	Syntec Construction PCL	531,900	32,270
	TAC Consumer PCL, Class F	100,400	21,711
	Taokaenoi Food & Marketing PCL, Class F	94,900	20,522
*	Tata Steel Thailand PCL	243,700	10,394
	Thai Nakarin Hospital PCL	12,500	12,859
	Thai Oil PCL	273,600	431,416
	Thai Rayon PCL	10,600	16,873
	Thai Reinsurance PCL	297,000	9,901
*	Thai Rubber Latex Group PCL	406,440	31,006
	Thai Solar Energy PCL, Class F	312,228	24,007
	Thai Stanley Electric PCL, Class F	8,800	49,557
	Thai Union Group PCL, Class F	788,000	494,645
	Thai Vegetable Oil PCL	201,500	192,150
	Thai Wah PCL, Class F	77,600	13,285
	Thaicom PCL	290,200	88,903
	Thaifoods Group PCL, Class F	701,000	104,429
	Thaire Life Assurance PCL, Class F	197,200	29,614

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thanachart Capital PCL	97,700	$118,842
	Thitikorn PCL	33,700	11,640
	Thoresen Thai Agencies PCL	466,800	129,686
	Tipco Asphalt PCL	112,800	61,321
	TIPCO Foods PCL	132,600	36,640
	Tisco Financial Group PCL	31,000	91,943
	Tisco Financial Group PCL	37,100	110,035
	TMBThanachart Bank PCL	5,313,712	217,049
	TMT Steel PCL	109,200	33,126
	TOA Paint Thailand PCL	96,500	88,399
	Total Access Communication PCL	145,300	201,836
	Total Access Communication PCL	64,900	90,152
	TPC Power Holding PCL, Class F	54,800	19,092
	TPI Polene PCL	2,384,500	128,195
	TPI Polene Power PCL	1,084,900	134,900
	TQM Corp. PCL	60,900	88,254
	True Corp. PCL	5,080,965	735,553
	TTW PCL	458,500	161,119
*	U City PCL, Class F	2,479,634	145,970
	Union Auction PCL	164,600	46,965
*	Unique Engineering & Construction PCL	383,500	65,654
	United Paper PCL	151,300	76,343
	Univanich Palm Oil PCL	55,400	11,481
	Univentures PCL	339,900	35,322
	Vanachai Group PCL	243,000	61,307
	VGI PCL	112,500	18,584
	Vinythai PCL	122,600	142,687
	WHA Corp. PCL	1,375,600	141,299
	WHA Utilities and Power PCL	205,600	25,565
	Workpoint Entertainment PCL	81,820	56,521
TOTAL THAILAND			28,622,958
TURKEY — (0.2%)
	Akbank TAS	274,539	165,404
	Aksa Akrilik Kimya Sanayii AS	84,735	204,432
*	Aksa Enerji Uretim AS	135,820	128,201
	Aksigorta AS	52,333	31,311
	Alarko Holding AS	38,338	53,721
*	Albaraka Turk Katilim Bankasi AS	328,709	43,582
	Alkim Alkali Kimya AS	26,857	39,980
	Anadolu Anonim Turk Sigorta Sirketi	59,865	27,895
	Anadolu Efes Biracilik Ve Malt Sanayii AS	55,574	121,530
	Anadolu Hayat Emeklilik AS	37,705	42,832
#	Arcelik AS	46,477	179,856
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	16,948
*	Bera Holding AS	118,593	90,557
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	32,471	9,523
	BIM Birlesik Magazalar AS	40,857	216,107
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	20,300
	Borusan Yatirim ve Pazarlama AS	421	11,276
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,107
*	Cimsa Cimento Sanayi VE Ticaret AS	14,544	37,032
	Coca-Cola Icecek AS	33,693	289,801
	Dogan Sirketler Grubu Holding AS	492,406	111,838
	EGE Endustri VE Ticaret AS	351	46,164
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	27,572
Ω	Enerjisa Enerji AS	61,562	68,527
	Enka Insaat ve Sanayi AS	86,665	102,196
	Eregli Demir ve Celik Fabrikalari TAS	35,118	72,460

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Fenerbahce Futbol AS	11,914	$23,970
	Ford Otomotiv Sanayi AS	11,312	211,042
#*	Global Yatirim Holding AS	120,279	21,450
	Goodyear Lastikleri TAS	39,372	27,470
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	35,373
*	GSD Holding AS	29,592	5,825
*	Gubre Fabrikalari TAS	6,467	38,528
#*	Hektas Ticaret TAS	82,212	89,056
*	Ihlas Holding AS	238,944	10,054
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	27,771
*	Is Finansal Kiralama AS	35,715	8,525
	Is Yatirim Menkul Degerler AS, Class A	97,764	152,653
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	30,036
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	179,154
	KOC Holding AS	38,439	93,978
*	Kordsa Teknik Tekstil AS	17,841	45,825
*	Koza Altin Isletmeleri AS	10,534	101,974
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	67,202
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	126,304
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	43,458
*	Migros Ticaret AS	38,967	119,906
*Ω	MLP Saglik Hizmetleri AS	5,480	14,057
*	NET Holding AS	46,404	25,036
*	Netas Telekomunikasyon AS	5,037	6,880
	Nuh Cimento Sanayi AS	13,762	50,111
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	12,214
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	57,633
*	Oyak Cimento Fabrikalari AS	17,621	12,002
*	Pegasus Hava Tasimaciligi AS	8,731	71,125
*	Petkim Petrokimya Holding AS	190,463	123,676
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,550	102,114
#*	Sekerbank Turk AS	221,351	17,139
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	57,299
	Sok Marketler Ticaret AS	14,028	15,316
	Tat Gida Sanayi AS	14,814	14,098
*	TAV Havalimanlari Holding AS	79,416	218,509
	Tekfen Holding AS	69,811	132,612
*	Teknosa Ic Ve Dis Ticaret AS	29,428	16,569
	Tofas Turk Otomobil Fabrikasi AS	33,556	201,513
*	Turk Hava Yollari AO	151,960	327,643
	Turk Telekomunikasyon AS	64,091	46,244
	Turkcell Iletisim Hizmetleri AS	237,210	334,537
	Turkiye Garanti Bankasi AS	301,196	269,978
#*	Turkiye Halk Bankasi AS	95,158	35,291
*	Turkiye Petrol Rafinerileri AS	5,350	68,912
#	Turkiye Sinai Kalkinma Bankasi AS	421,623	48,202
	Turkiye Sise ve Cam Fabrikalari AS	216,994	225,828
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	40,250
	Ulker Biskuvi Sanayi AS	49,077	63,429
#	Vestel Elektronik Sanayi ve Ticaret AS	32,970	60,075
	Yapi ve Kredi Bankasi AS	548,219	168,250
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	52,928
*	Zorlu Enerji Elektrik Uretim AS	148,845	19,062
TOTAL TURKEY			6,534,238
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	330,931	807,270
	Abu Dhabi Islamic Bank PJSC	359,094	681,636
	Abu Dhabi National Insurance Co. PSC	6,994	12,872

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	161,706	$182,103
	Agthia Group PJSC	14,898	20,396
*	Air Arabia PJSC	406,381	160,999
*	Ajman Bank PJSC	100,085	21,738
	Aldar Properties PJSC	690,536	779,326
*	Amanat Holdings PJSC	396,191	122,425
*	Amlak Finance PJSC	227,884	56,915
*††	Arabtec Holding PJSC	67,000	1,813
	Aramex PJSC	218,715	244,325
	Dana Gas PJSC	1,108,984	310,133
*	Deyaar Development PJSC	468,640	61,182
*	Dubai Financial Market PJSC	218,061	142,766
	Dubai Investments PJSC	552,636	344,842
	Dubai Islamic Bank PJSC	237,226	356,887
*	Emaar Development PJSC	275,865	325,555
	Emaar Properties PJSC	790,072	1,052,754
	Emirates Integrated Telecommunications Co. PJSC	48,598	86,277
	Emirates NBD Bank PJSC	61,389	223,895
	Emirates Telecommunications Group Co. PJSC	96,686	870,685
*	Eshraq Investments PJSC	440,475	39,949
	First Abu Dhabi Bank PJSC	93,087	507,886
*	Gulf Navigation Holding PJSC	82,484	7,112
	Islamic Arab Insurance Co.	90,996	18,736
*	Manazel PJSC	390,937	52,370
	National Central Cooling Co. PJSC	55,373	38,032
*	RAK Properties PJSC	311,560	69,986
	Ras Al Khaimah Ceramics	104,776	85,591
	SHUAA Capital PSC	303,232	54,236
*	Union Properties PJSC	637,110	53,152
TOTAL UNITED ARAB EMIRATES			7,793,844
UNITED KINGDOM — (8.4%)
	3i Group PLC	119,071	2,217,555
	4imprint Group PLC	7,131	271,404
	888 Holdings PLC	99,747	344,308
	Abrdn Plc	561,412	1,836,034
	Admiral Group PLC	29,846	1,269,074
	Advanced Medical Solutions Group PLC	8,652	34,482
	AG Barr PLC	39,926	265,657
	Air Partner PLC	18,918	31,395
Ω	Alfa Financial Software Holdings PLC	11,878	26,729
	Alliance Pharma PLC	60,188	88,103
#*	Allied Minds PLC	20,492	5,025
	Anglo American PLC	75,585	3,332,201
	Anglo Pacific Group PLC	55,621	103,114
	Anglo-Eastern Plantations PLC	4,452	43,489
	Antofagasta PLC	61,951	1,126,971
*	Ascential PLC	9,312	44,484
	Ashmore Group PLC	87,647	335,969
	Ashtead Group PLC	65,374	4,676,070
*	ASOS PLC	1,336	40,084
	Associated British Foods PLC	35,008	924,068
*Ω	Aston Martin Lagonda Global Holdings PLC	398	6,460
	AstraZeneca PLC, Sponsored ADR	51,959	3,024,533
	AstraZeneca PLC	19,840	2,307,946
Ω	Auto Trader Group PLC	208,746	1,891,580
	AVEVA Group PLC	5,413	214,798
	Aviva PLC	554,500	3,273,769
	Avon Protection PLC	7,418	112,843

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	282,160	$2,160,673
*	Babcock International Group PLC	168,280	689,311
	BAE Systems PLC	355,195	2,779,669
	Balfour Beatty PLC	179,849	616,511
	Bank of Georgia Group PLC	16,230	321,193
#	Barclays PLC, Sponsored ADR	136,374	1,485,113
	Barclays PLC	467,208	1,253,434
	Barratt Developments PLC	119,979	997,870
*	Beazley PLC	103,941	690,085
	Begbies Traynor Group PLC	13,528	22,597
	Bellway PLC	41,745	1,606,311
	Berkeley Group Holdings PLC	18,868	1,076,798
Ω	Biffa PLC	32,704	150,178
	Bloomsbury Publishing PLC	27,878	143,083
	Bodycote PLC	95,757	1,029,795
*	Boohoo Group PLC	127,019	184,242
	BP PLC, Sponsored ADR	305,930	9,459,356
	BP PLC	266,095	1,379,416
	Braemar Shipping Services PLC	11,607	41,576
	Brewin Dolphin Holdings PLC	119,341	529,885
	British American Tobacco PLC	141,356	6,035,191
	Britvic PLC	102,140	1,253,538
	BT Group PLC	2,422,466	6,416,314
	Bunzl PLC	33,940	1,271,289
	Burberry Group PLC	62,345	1,581,627
	Burford Capital Ltd.	38,442	350,506
	Bytes Technology Group PLC	40,401	249,549
*	C&C Group PLC	78,532	235,426
*	Capita PLC	396,458	170,580
*	Capricorn Energy PLC	221,725	618,180
*	Card Factory PLC	142,710	113,130
	CareTech Holdings PLC	12,896	94,950
#*	Carnival PLC, ADR	7,086	130,524
	Castings PLC	1,541	7,290
*	Cazoo Group Ltd.	23,025	109,139
	Centamin PLC	503,005	606,185
	Central Asia Metals PLC	18,668	56,093
*	Centrica PLC	1,645,991	1,618,444
	Chemring Group PLC	77,510	287,143
	Chesnara PLC	40,952	156,060
*	Cineworld Group PLC	277,311	148,991
*	Circassia Group PLC	6,887	3,893
	Clarkson PLC	7,327	326,109
	Clinigen Group PLC	8,618	105,767
	Clipper Logistics PLC	11,271	102,390
	Close Brothers Group PLC	47,827	831,096
	CLS Holdings PLC	40,134	121,600
Ω	CMC Markets PLC	55,056	171,510
	Coats Group PLC	31,824	28,158
	Coca-Cola HBC AG	35,700	1,182,406
	Cohort P.L.C.	1,434	8,883
	Compass Group PLC	37,218	845,869
	Computacenter PLC	42,648	1,535,701
Ω	ContourGlobal PLC	36,964	93,480
Ω	ConvaTec Group PLC	170,660	405,168
*	Costain Group PLC	61,092	40,241
*Ω	Countryside Partnerships PLC	18,461	76,992
	Cranswick PLC	17,340	859,284
	Crest Nicholson Holdings PLC	93,820	407,836

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International PLC	14,294	$1,543,746
	Currys PLC	446,828	644,443
	CVS Group PLC	3,104	82,448
	DCC PLC	11,036	927,946
#*	De La Rue PLC	50,837	80,609
	Dechra Pharmaceuticals PLC	3,654	205,242
	Devro PLC	103,536	309,768
	DFS Furniture PLC	8,387	26,888
	Diageo PLC, Sponsored ADR	19,256	3,927,261
	Diageo PLC	19,191	968,404
#*	Dignity PLC	12,198	108,981
	Diploma PLC	26,252	985,318
	Direct Line Insurance Group PLC	271,688	1,119,933
	DiscoverIE Group PLC	13,612	157,179
	Diversified Energy Co. PLC	30,477	43,646
	Domino's Pizza Group PLC	148,466	778,341
	Drax Group PLC	176,110	1,434,779
	DS Smith PLC	309,752	1,581,888
	Dunelm Group PLC	37,503	675,851
*	easyJet PLC	54,634	461,575
	EKF Diagnostics Holdings PLC	10,269	8,704
	Electrocomponents PLC	134,947	2,043,209
*	Elementis PLC	225,641	435,398
	EMIS Group PLC	15,511	275,231
*	Energean PLC	15,303	195,010
*	EnQuest PLC	583,328	168,190
*	Entain PLC	95,116	2,059,208
	Epwin Group PLC	22,733	30,523
#*	Esken Ltd.	88,439	14,910
	Essentra PLC	79,859	372,148
	Euromoney Institutional Investor PLC	16,853	209,013
	Evraz PLC	100,308	681,454
	Experian PLC	71,346	2,979,971
*	FD Technologies PLC	507	11,057
	FDM Group Holdings PLC	19,684	287,899
	Ferguson PLC	23,392	3,679,354
	Ferrexpo PLC	197,807	649,635
	Fevertree Drinks PLC	14,628	420,556
*	Firstgroup PLC	194,980	268,526
*	Flowtech Fluidpower PLC	12,279	22,671
Ω	Forterra PLC	20,399	73,083
	Foxtons Group PLC	87,948	49,102
*	Frasers Group PLC	111,996	1,112,501
	Fresnillo PLC	23,427	198,539
	Fuller Smith & Turner PLC, Class A	2,651	24,818
	Future PLC	5,012	213,766
	Galliford Try Holdings PLC	22,850	54,262
	Games Workshop Group PLC	11,194	1,200,195
	Gamma Communications PLC	8,932	187,886
	Gem Diamonds Ltd.	49,479	32,184
	Genel Energy PLC	50,158	99,786
	Genuit Group PLC	49,406	383,007
	Genus PLC	7,385	381,207
*	Georgia Capital PLC	13,863	120,420
#	GlaxoSmithKline PLC, Sponsored ADR	93,993	4,212,766
	GlaxoSmithKline PLC	146,203	3,262,664
	Glencore PLC	821,545	4,279,932
*	Go-Ahead Group PLC	19,998	179,392
	Gooch & Housego PLC	1,366	18,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC	62,669	$985,070
	Grainger PLC	188,036	765,770
*	Greencore Group PLC	149,646	249,094
	Greggs PLC	47,674	1,729,005
	Gulf Keystone Petroleum Ltd.	71,255	213,225
*Ω	Gym Group PLC	12,303	40,959
	H&T Group PLC	2,446	9,258
	Halfords Group PLC	63,559	280,310
	Halma PLC	20,663	700,345
*	Harbour Energy PLC	4,088	19,946
	Hargreaves Lansdown PLC	35,077	636,848
	Hargreaves Services PLC	3,349	22,803
	Harworth Group PLC	25,564	64,139
	Hays PLC	465,650	907,381
	Headlam Group PLC	18,512	110,961
	Helical PLC	54,416	317,459
*	Helios Towers PLC	10,792	22,309
	Henry Boot PLC	4,400	16,756
	Hikma Pharmaceuticals PLC	11,843	332,707
	Hill & Smith Holdings PLC	27,532	557,438
	Hilton Food Group PLC	6,337	89,076
	Hiscox Ltd.	70,714	929,490
	Hochschild Mining PLC	97,500	136,627
*	Hollywood Bowl Group PLC	20,138	68,401
	HomeServe PLC	143,014	1,474,091
*Ω	Hostelworld Group PLC	8,283	8,776
	Howden Joinery Group PLC	211,926	2,338,059
#	HSBC Holdings PLC, Sponsored ADR	230,666	8,204,790
*Ω	HSS Hire Group PLC	56,292	12,802
	Hunting PLC	65,656	190,898
*	Hyve Group PLC	76,525	105,020
Ω	Ibstock PLC	120,298	322,356
	IDOX PLC	32,237	29,152
	IG Group Holdings PLC	148,799	1,638,101
	IMI PLC	145,600	3,253,107
	Impax Asset Management Group PLC	1,760	26,037
	Imperial Brands PLC, Sponsored ADR	658	15,792
	Imperial Brands PLC	175,169	4,153,231
	Inchcape PLC	218,783	2,494,827
*	Indivior PLC	305,969	931,494
*	Informa PLC	156,879	1,186,689
	IntegraFin Holdings PLC	10,351	69,085
#*	InterContinental Hotels Group PLC, ADR	13,252	883,141
*	InterContinental Hotels Group PLC	2,901	191,665
	Intermediate Capital Group PLC	20,388	526,521
	International Personal Finance PLC	109,260	184,982
	Intertek Group PLC	24,557	1,782,113
	Investec PLC	235,726	1,357,474
	iomart Group PLC	2,055	4,542
	IP Group PLC	199,925	262,762
*	IQE PLC	15,264	6,580
*	ITV PLC	1,056,150	1,615,538
*	IWG PLC	307,958	1,186,102
*	J D Wetherspoon PLC	51,068	620,050
	J Sainsbury PLC	505,272	1,985,490
*	James Fisher & Sons PLC	21,265	110,072
	James Halstead PLC	8,938	34,772
	JD Sports Fashion PLC	691,467	1,773,037
*	JET2 PLC	20,824	370,866

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	John Menzies PLC	41,165	$159,434
*	John Wood Group PLC	248,057	746,736
	Johnson Matthey PLC	39,274	1,037,175
*	Joules Group PLC	6,458	10,295
Ω	JTC PLC	3,347	35,412
	Jupiter Fund Management PLC	183,626	569,674
*Ω	Just Eat Takeaway.com NV	4,181	205,132
*	Just Group PLC	378,170	440,068
	Kainos Group PLC	18,202	374,200
	Keller Group PLC	37,930	435,225
*	Kier Group PLC	95,267	126,487
*	Kin & Carta PLC	52,841	165,318
	Kingfisher PLC	600,593	2,693,272
*	Lamprell PLC	55,247	24,696
	Lancashire Holdings Ltd.	61,751	457,193
	Learning Technologies Group PLC	4,309	9,783
	Legal & General Group PLC	505,751	1,977,465
*	Liberty Global PLC, Class A	4,557	123,601
*	Liberty Global PLC, Class C	11,158	301,705
	Liontrust Asset Management PLC	5,657	124,022
	Lloyds Banking Group PLC	4,305,890	2,988,162
	Lloyds Banking Group PLC, ADR	463,755	1,270,689
	London Stock Exchange Group PLC	6,202	607,259
*	Lookers PLC	153,034	192,946
	LSL Property Services PLC	15,939	85,144
Ω	Luceco PLC	17,334	70,078
*	M&C Saatchi PLC	1,840	4,612
	M&G PLC	618,070	1,808,916
	Macfarlane Group PLC	13,263	22,562
	Man Group PLC	521,841	1,363,218
*	Marks & Spencer Group PLC	655,677	1,940,415
	Marshalls PLC	77,169	734,742
*	Marston's PLC	175,514	191,904
*	McBride PLC	87,007	58,236
	Mears Group PLC	52,545	138,735
*	Mediclinic International PLC	146,328	631,202
*	Meggitt PLC	180,391	1,821,994
	Melrose Industries PLC	773,603	1,575,841
*	Metro Bank PLC	23,817	31,254
#	Micro Focus International PLC, Sponsored ADR	17,726	107,952
	Micro Focus International PLC	75,139	462,262
	Midwich Group PLC	10,528	86,226
*	Mitchells & Butlers PLC	124,936	423,935
	Mitie Group PLC	487,996	395,417
	MJ Gleeson PLC	2,020	19,553
	Mondi PLC	128,710	3,220,111
	Moneysupermarket.com Group PLC	203,294	519,515
	Morgan Advanced Materials PLC	212,454	919,299
	Morgan Sindall Group PLC	12,290	355,099
	Mortgage Advice Bureau Holdings Ltd.	1,856	32,640
*	Motorpoint group PLC	12,001	48,657
*	N Brown Group PLC	69,772	36,646
#*	Naked Wines PLC	9,105	64,226
*	National Express Group PLC	197,422	669,513
	National Grid PLC	36,403	532,682
#	National Grid PLC, Sponsored ADR	25,774	1,886,405
	Natwest Group PLC	177,327	582,835
	Natwest Group PLC, Sponsored ADR	181,642	1,200,654
	NCC Group PLC	37,044	95,309

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Next Fifteen Communications Group PLC	3,998	$66,714
	Next PLC	16,529	1,684,068
	Ninety One PLC	117,862	414,677
	Norcros PLC	10,981	45,419
	Numis Corp. PLC	8,473	36,699
*	Ocado Group PLC	4,805	97,905
*Ω	On the Beach Group PLC	22,633	88,538
	OSB Group PLC	86,687	643,994
	Oxford Instruments PLC	19,856	587,939
	Pagegroup PLC	131,499	1,037,616
	Pan African Resources PLC	161,563	39,697
*	Pantheon Resources PLC	18,177	19,667
	Paragon Banking Group PLC	86,648	667,393
	PayPoint PLC	31,673	283,039
	Pearson PLC	48,693	406,559
#	Pearson PLC, Sponsored ADR	103,768	882,028
*	Pendragon PLC	667,688	205,011
	Pennon Group PLC	47,801	700,404
	Persimmon PLC	45,053	1,467,804
*	Petrofac Ltd.	114,585	184,264
*	Petropavlovsk PLC	1,019,318	208,209
	Pets at Home Group PLC	189,585	1,097,771
*	Pharos Energy PLC	110,586	38,029
	Phoenix Group Holdings PLC	159,071	1,424,069
*	Photo-Me International PLC	131,516	132,735
*	Playtech PLC	103,861	818,205
	Plus500 Ltd.	28,864	573,125
	Polar Capital Holdings PLC	3,537	30,089
	Premier Foods PLC	346,159	552,342
*	Provident Financial PLC	72,619	307,962
#	Prudential PLC, ADR	53,089	1,802,902
*	PureTech Health PLC	12,082	44,854
	PZ Cussons PLC	82,243	214,570
	QinetiQ Group PLC	192,804	699,710
Ω	Quilter PLC	492,365	914,282
*	Rank Group PLC	54,918	116,896
	Rathbones Group PLC	10,568	266,838
*	Raven Property Group Ltd.	39,205	14,835
	Reach PLC	150,161	530,034
	Reckitt Benckiser Group PLC	19,933	1,615,014
	Redde Northgate PLC	81,893	426,801
	Redrow PLC	83,619	704,464
	RELX PLC, Sponsored ADR	52,014	1,593,176
	RELX PLC	86,730	2,663,347
*	Renewi PLC	29,278	263,795
	Renishaw PLC	2,979	183,953
	Rentokil Initial PLC	243,890	1,707,897
*	Restaurant Group PLC	260,091	333,476
	Rhi Magnesita NV	7,801	359,771
	RHI Magnesita NV	7,100	327,485
	Ricardo PLC	11,242	70,228
	Rightmove PLC	222,836	1,963,963
	Rio Tinto PLC	2,919	205,747
#	Rio Tinto PLC, Sponsored ADR	172,914	12,346,060
	RM PLC	3,746	9,397
	Robert Walters PLC	7,903	78,365
*	Rolls-Royce Holdings PLC	757,172	1,186,852
	Rotork PLC	242,247	1,113,397
	Royal Mail PLC	271,132	1,620,192

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RPS Group PLC	130,319	$197,171
	RWS Holdings PLC	18,179	123,667
Ω	Sabre Insurance Group PLC	7,460	22,914
*	Saga PLC	26,214	101,756
	Sage Group PLC	60,224	588,507
*	Savannah Energy PLC	21,354	8,096
	Savills PLC	56,587	1,031,170
	Schroders PLC	12,517	573,914
	Schroders PLC	6,449	187,545
	ScS Group PLC	4,075	12,065
*	Senior PLC	185,608	335,985
	Serco Group PLC	9,031	16,336
	Serica Energy PLC	19,552	67,959
	Severfield PLC	42,189	40,165
	Severn Trent PLC	24,285	942,848
	Shell PLC	341,272	17,541,381
*	SIG PLC	245,058	136,531
	Sirius Real Estate Ltd.	30,366	53,077
	Smart Metering Systems PLC	3,962	39,444
#	Smith & Nephew PLC, Sponsored ADR	9,667	327,325
	Smith & Nephew PLC	38,422	653,442
	Smiths Group PLC	48,036	1,012,483
	Softcat PLC	50,014	1,108,194
*	SolGold PLC	49,661	17,839
	Spectris PLC	22,012	1,004,488
	Speedy Hire PLC	170,632	132,120
	Spirax-Sarco Engineering PLC	13,508	2,434,926
*Ω	Spire Healthcare Group PLC	127,946	411,772
	Spirent Communications PLC	152,980	510,883
	SSE PLC	198,209	4,264,669
*	SSP Group PLC	148,335	550,360
	St. James's Place PLC	73,800	1,523,411
*	Stagecoach Group PLC	199,085	245,896
	Standard Chartered PLC	310,696	2,262,721
	SThree PLC	35,092	222,822
	Strix Group PLC	7,808	25,637
*	Studio Retail Group PLC	7,838	10,908
	STV Group PLC	2,916	13,886
*	Superdry PLC	28,193	79,441
	Synthomer PLC	188,771	931,959
	Tate & Lyle PLC	161,052	1,540,502
	Tatton Asset Management PLC	4,491	30,165
	Taylor Wimpey PLC	569,657	1,168,684
	TBC Bank Group PLC	4,835	92,072
*	Ted Baker PLC	25,716	30,575
	Telecom Plus PLC	21,520	436,038
	Tesco PLC	485,851	1,951,504
	Topps Tiles PLC	88,422	75,744
	TP ICAP Group PLC	228,954	434,029
	Travis Perkins PLC	73,527	1,491,874
	Treatt PLC	2,690	38,319
	Trifast PLC	21,242	45,184
	TT Electronics PLC	53,172	168,919
#*	TUI AG	115,600	398,436
*	Tullow Oil PLC	313,425	212,130
	Tungsten Corp. PLC	484	240
	Tyman PLC	16,148	81,626
	Ultra Electronics Holdings PLC	23,988	941,126
	Unilever PLC, Sponsored ADR	123,174	6,329,912

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Unilever PLC	61,804	$3,162,788
	United Utilities Group PLC	82,436	1,189,211
	UP Global Sourcing Holdings PLC	1,636	4,159
	Vertu Motors PLC	184,858	165,326
	Vesuvius PLC	70,882	439,279
	Victrex PLC	14,920	415,585
*	Virgin Money UK PLC	344,989	892,979
	Vistry Group PLC	96,870	1,343,074
	Vitec Group PLC	4,343	75,007
	Vodafone Group PLC	3,655,899	6,419,263
	Vodafone Group PLC, Sponsored ADR	7,082	124,006
	Volution Group PLC	6,100	41,332
	Vp PLC	1,242	16,399
*Ω	Watches of Switzerland Group PLC	2,435	42,421
	Watkin Jones PLC	48,524	173,751
	Weir Group PLC	54,047	1,272,595
*	WH Smith PLC	39,333	882,454
*	Whitbread PLC	32,183	1,324,252
	Wickes Group PLC	82,388	227,673
	Wilmington PLC	5,594	18,070
	Wincanton PLC	38,312	200,019
*Ω	Wizz Air Holdings PLC	1,105	60,567
	WPP PLC, Sponsored ADR	4,077	317,639
	WPP PLC	142,728	2,238,049
*	Xaar PLC	12,821	37,372
	XP Power Ltd.	236	15,518
	Young & Co's Brewery PLC, Class A	4,361	88,741
TOTAL UNITED KINGDOM			340,392,132
UNITED STATES — (0.0%)
*	Arko Corp.	10,077	82,016
*	Block, Inc.	429	48,959
	Jackson Financial, Inc., Class A	2,654	101,834
	Sempra Energy	1,186	164,072
TOTAL UNITED STATES			396,881
TOTAL COMMON STOCKS			3,885,219,965
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
	Alpargatas SA	3,200	17,524
	Banco ABC Brasil SA	31,360	93,547
Ω	Banco BMG SA	18,300	10,821
	Banco Bradesco SA	300,364	1,289,674
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	156,359
	Banco Pan SA	12,144	24,997
	Braskem SA Class A	31,067	287,672
	Centrais Eletricas Brasileiras SA Class B	21,600	140,255
	Centrais Eletricas Santa Catarina	1,700	20,873
	Cia de Saneamento do Parana	282,323	213,200
	Cia de Transmissao de Energia Eletrica Paulista	36,768	167,288
	Cia Energetica de Minas Gerais	172,948	427,639
	Cia Energetica de Sao Paulo Class B	45,000	197,369
	Cia Energetica do Ceara Class A	3,900	39,660
	Cia Ferro Ligas da Bahia - FERBASA	21,468	187,791
	Cia Paranaense de Energia	188,000	254,202
	Eucatex SA Industria e Comercio	21,500	36,481
	Gerdau SA	179,088	938,930

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Grazziotin SA	6,900	$50,599
	Itau Unibanco Holding SA	186,965	891,852
	Marcopolo SA	219,947	141,658
	Petroleo Brasileiro SA	813,284	4,954,660
	Randon SA Implementos e Participacoes	49,300	111,782
	Schulz SA	29,000	45,383
*	Taurus Armas SA	12,400	51,140
	Unipar Carbocloro SA Class B	40,652	718,861
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	673,729
TOTAL BRAZIL			12,143,946
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	18,394
	Embotelladora Andina SA Class B	87,181	187,525
TOTAL CHILE			205,919
COLOMBIA — (0.0%)
*	Banco Davivienda SA	18,307	154,422
	Grupo Argos SA	7,594	22,699
	Grupo Aval Acciones y Valores SA	140,001	39,967
	Grupo de Inversiones Suramericana SA	16,871	122,821
TOTAL COLOMBIA			339,909
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,687	1,098,011
	Biotest AG	5,953	246,115
	Draegerwerk AG & Co. KGaA	3,939	228,832
	Fuchs Petrolub SE	15,377	664,520
	Henkel AG & Co. KGaA	6,028	493,021
	Jungheinrich AG	22,454	960,163
	Porsche Automobil Holding SE	18,681	1,749,456
	Sartorius AG	2,748	1,483,583
	Schaeffler AG	52,285	388,659
	Sixt SE	7,889	712,775
	STO SE & Co. KGaA	1,089	273,305
	Villeroy & Boch AG	5,018	135,172
	Volkswagen AG	27,539	5,735,608
TOTAL GERMANY			14,169,220
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	47,049
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	285	15,944
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	274,986	93,132
THAILAND — (0.0%)
*	U City PCL	4,215,000	156,978
TOTAL PREFERRED STOCKS			27,172,097
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	584	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	12,809	$0
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	8,325	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	7,002	66,101
CHINA — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	142,000	17,273
*	CITIC Securities Co. Ltd. Rights 02/23/22	33,975	13,421
*	Plan B Media PCL Warrants 01/13/25	24,732	1,463
TOTAL CHINA			32,157
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	29,200	281
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	6,942	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	328,770	0
*	Stamford Land Corp. Ltd. Rights 02/28/22	23,400	346
TOTAL SINGAPORE			346
SOUTH KOREA — (0.0%)
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	3,049	4,300
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/22	48,831	24,456
*	Sacyr SA Rights 02/02/22	151,808	8,357
TOTAL SPAIN			32,813
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	347,733	48,878
*	MBK PCL Warrants 11/15/24	13,454	3,920
*	Thai Rubber Latex Group PCL Warrants 09/29/24	67,740	1,200
TOTAL THAILAND			53,998
TOTAL RIGHTS/WARRANTS			189,996
TOTAL INVESTMENT SECURITIES (Cost $3,037,401,580)			3,912,582,058

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	11,480,242	132,814,917
TOTAL INVESTMENTS — (100.0%)
(Cost $3,170,198,242)^^			$4,045,396,975

World ex U.S. Core Equity Portfolio
CONTINUED
As of January 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	149	03/18/22	$34,205,880	$33,556,662	$(649,218)
Total Futures Contracts			$34,205,880	$33,556,662	$(649,218)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,416,036	$155,595,966	—	$167,012,002
Austria	—	15,860,704	—	15,860,704
Belgium	257,018	28,825,794	—	29,082,812
Belize	—	12,080	—	12,080
Brazil	47,811,372	151,159	—	47,962,531
Canada	293,647,940	697,700	—	294,345,640
Chile	921,653	4,061,709	—	4,983,362
China	30,799,161	346,436,650	$392,930	377,628,741
Colombia	1,939,252	—	—	1,939,252
Czech Republic	—	1,383,747	—	1,383,747
Denmark	—	59,820,907	—	59,820,907
Egypt	127,033	145,083	—	272,116
Finland	16,089	44,649,437	—	44,665,526
France	537,284	216,779,455	2,192	217,318,931
Germany	4,320,314	171,583,699	—	175,904,013
Greece	—	2,678,468	1,399	2,679,867
Hong Kong	472,741	60,033,176	71,316	60,577,233
Hungary	—	3,125,015	—	3,125,015
India	3,468,153	182,046,883	475	185,515,511
Indonesia	185,899	19,175,251	52,791	19,413,941
Ireland	9,664,807	14,824,819	—	24,489,626
Israel	2,841,339	27,294,018	—	30,135,357
Italy	1,242,399	65,751,196	—	66,993,595
Japan	3,852,503	559,619,632	—	563,472,135
Malaysia	—	20,249,548	177	20,249,725
Mexico	26,690,770	126,691	197	26,817,658
Netherlands	14,536,161	87,233,853	—	101,770,014
New Zealand	—	12,127,663	—	12,127,663
Norway	203,980	24,643,107	—	24,847,087
Peru	308,067	45	—	308,112
Philippines	30,691	10,399,905	—	10,430,596
Poland	—	11,101,685	—	11,101,685
Portugal	—	5,302,825	—	5,302,825
Qatar	—	7,490,806	—	7,490,806
Russia	3,905,607	4,982,095	—	8,887,702
Saudi Arabia	50,630	37,831,281	—	37,881,911
Singapore	—	23,088,774	37,545	23,126,319
South Africa	7,015,515	59,562,046	—	66,577,561
South Korea	721,521	170,582,946	27,292	171,331,759
Spain	593,161	51,702,110	—	52,295,271
Sweden	210,956	85,901,333	—	86,112,289
Switzerland	8,466,453	196,076,025	—	204,542,478
Taiwan	16,072,294	219,606,060	5,453	235,683,807
Thailand	28,513,477	109,481	—	28,622,958

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$327,643	$6,206,595	—	$6,534,238
United Arab Emirates	—	7,792,031	$1,813	7,793,844
United Kingdom	77,498,711	262,893,421	—	340,392,132
United States	314,865	82,016	—	396,881
Preferred Stocks
Brazil	12,133,125	10,821	—	12,143,946
Chile	—	205,919	—	205,919
Colombia	339,909	—	—	339,909
Germany	246,115	13,923,105	—	14,169,220
Philippines	—	47,049	—	47,049
South Korea	—	15,944	—	15,944
Taiwan	93,132	—	—	93,132
Thailand	156,978	—	—	156,978
Rights/Warrants
Canada	—	66,101	—	66,101
China	—	32,157	—	32,157
Hong Kong	—	281	—	281
Singapore	—	346	—	346
South Korea	—	4,300	—	4,300
Spain	—	32,813	—	32,813
Thailand	—	53,998	—	53,998
Securities Lending Collateral	—	132,814,917	—	132,814,917
Futures Contracts**	(649,218)	—	—	(649,218)
TOTAL	$611,301,536	$3,432,852,641	$593,580^	$4,044,747,757
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,562,915	$174,063,623
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,584,156	87,280,358
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,407,103	60,009,069
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $184,498,964)^^		$321,353,050
As of January 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,604,484	GBP	7,864,901	State Street Bank and Trust	02/01/22	$26,982
USD	2,842,167	SEK	25,802,540	Bank of America Corp.	02/03/22	75,041
USD	22,237,102	EUR	19,618,411	Bank of America Corp.	02/03/22	196,354
USD	5,638,663	CAD	7,163,925	Bank of America Corp.	02/07/22	2,907
USD	5,207,741	AUD	7,210,786	Bank of America Corp.	02/07/22	109,272
AUD	378,185	USD	266,695	Citibank, N.A.	02/07/22	706
USD	6,087,818	CHF	5,574,058	HSBC Bank	04/05/22	61,748
USD	1,751,415	DKK	11,461,773	Bank of America Corp.	04/19/22	17,578
USD	17,067,027	JPY	1,941,775,381	UBS AG	04/22/22	177,495
USD	13,420,190	HKD	104,545,919	Societe Generale	04/26/22	10,645
Total Appreciation						$678,728
GBP	2,600,000	USD	3,519,839		02/01/22	$(23,100)
GBP	2,564,901	USD	3,472,303	Barclays Capital	02/01/22	(22,769)
GBP	2,700,000	USD	3,654,724	Citibank, N.A.	02/01/22	(23,495)
SEK	1,999,997	USD	216,249	Citibank, N.A.	02/03/22	(1,765)
AUD	381,613	USD	274,906	Citibank, N.A.	02/07/22	(5,082)
CAD	7,163,925	USD	5,646,557	HSBC Bank	02/07/22	(10,801)
CHF	311,671	USD	341,768	Bank of America Corp.	04/05/22	(4,823)
USD	766,423	ILS	2,435,520	UBS AG	04/21/22	(4,426)
Total (Depreciation)						$(96,261)
Total Appreciation (Depreciation)						$582,467
As of January 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	03/18/22	$3,518,899	$3,378,188	$(140,711)
Total Futures Contracts			$3,518,899	$3,378,188	$(140,711)

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$321,353,050	—	—	$321,353,050
Forward Currency Contracts**	—	$582,467	—	582,467
Futures Contracts**	(140,711)	—	—	(140,711)
TOTAL	$321,212,339	$582,467	—	$321,794,806
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2022, the Fund consisted of one hundred and one operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2022, the DFA Commodity Strategy Portfolio held $362,467,039 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$383,390
U.S. Large Cap Value Portfolio	14,733,557
U.S. Targeted Value Portfolio	8,619,317
U.S. Small Cap Value Portfolio	9,735,812
U.S. Core Equity 1 Portfolio	14,103,795
U.S. Core Equity 2 Portfolio	14,901,302
U.S. Vector Equity Portfolio	2,539,996
U.S. Small Cap Portfolio	9,216,808
U.S. Micro Cap Portfolio	4,287,083
DFA Real Estate Securities Portfolio	6,140,489
Large Cap International Portfolio	4,216,364
International Core Equity Portfolio	27,087,046
International Small Company Portfolio	10,573,146
Global Small Company Portfolio	83,276
Japanese Small Company Portfolio	305,224
Asia Pacific Small Company Portfolio	342,682
United Kingdom Small Company Portfolio	31,533
Continental Small Company Portfolio	700,975
DFA International Real Estate Securities Portfolio	6,383,061
DFA Global Real Estate Securities Portfolio	8,600,532
DFA International Small Cap Value Portfolio	10,844,205
International Vector Equity Portfolio	2,906,396
World ex U.S. Value Portfolio	266,823
World ex U.S. Targeted Value Portfolio	701,513
World ex U.S. Core Equity Portfolio	3,199,044
Selectively Hedged Global Equity Portfolio	188,993
Emerging Markets Portfolio	3,500,919
Emerging Markets Small Cap Portfolio	4,072,533
Emerging Markets Value Portfolio	10,239,013
Emerging Markets Core Equity Portfolio	20,255,897
U.S. Large Cap Equity Portfolio	1,011,523
DFA Commodity Strategy Portfolio	3,156,698
DFA One-Year Fixed Income Portfolio	7,309,638

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,886,999
DFA Selectively Hedged Global Fixed Income Portfolio	1,261,113
DFA Short-Term Government Portfolio	1,896,851
DFA Five-Year Global Fixed Income Portfolio	13,931,617
DFA World ex U.S. Government Fixed Income Portfolio	1,727,966
DFA Intermediate Government Fixed Income Portfolio	6,138,941
DFA Short-Term Extended Quality Portfolio	7,176,402
DFA Intermediate-Term Extended Quality Portfolio	2,092,379
DFA Targeted Credit Portfolio	954,217
DFA Investment Grade Portfolio	13,998,608
DFA Inflation-Protected Securities Portfolio	6,985,446
DFA Short-Term Municipal Bond Portfolio	2,391,569
DFA Intermediate-Term Municipal Bond Portfolio	2,040,786
DFA Selective State Municipal Bond Portfolio	295,056
DFA California Short-Term Municipal Bond Portfolio	880,711
DFA California Intermediate-Term Municipal Bond Portfolio	656,409
DFA NY Municipal Bond Portfolio	122,453
Dimensional Retirement Income Fund	75,184
Dimensional 2045 Target Date Retirement Income Fund	77,606
Dimensional 2050 Target Date Retirement Income Fund	52,457
Dimensional 2055 Target Date Retirement Income Fund	31,423
Dimensional 2060 Target Date Retirement Income Fund	30,410
Dimensional 2065 Target Date Retirement Income Fund	3,000
Dimensional 2010 Target Date Retirement Income Fund	22,821
Dimensional 2015 Target Date Retirement Income Fund	38,424
Dimensional 2020 Target Date Retirement Income Fund	104,716
Dimensional 2025 Target Date Retirement Income Fund	141,781
Dimensional 2030 Target Date Retirement Income Fund	146,906
Dimensional 2035 Target Date Retirement Income Fund	122,794
Dimensional 2040 Target Date Retirement Income Fund	95,533
DFA Short-Duration Real Return Portfolio	1,917,324
DFA Municipal Real Return Portfolio	1,221,747
DFA Municipal Bond Portfolio	748,848
World Core Equity Portfolio	764,371
DFA LTIP Portfolio	368,185
U.S. Social Core Equity 2 Portfolio	872,136
U.S. Sustainability Core 1 Portfolio	3,508,424
U.S. Sustainability Targeted Value Portfolio	245,079
International Sustainability Core 1 Portfolio	2,817,970
International Social Core Equity Portfolio	1,307,134
Global Social Core Equity Portfolio	33,303
Emerging Markets Social Core Equity Portfolio	1,361,223
VA U.S. Targeted Value Portfolio	407,593
VA U.S. Large Value Portfolio	420,006
VA International Value Portfolio	381,867
VA International Small Portfolio	287,290
VA Short-Term Fixed Portfolio	384,549
VA Global Bond Portfolio	409,555

Federal Tax Cost
VIT Inflation-Protected Securities Portfolio	$250,779
VA Global Moderate Allocation Portfolio	132,233
U.S. Large Cap Growth Portfolio	1,300,389
U.S. Small Cap Growth Portfolio	625,308
International Large Cap Growth Portfolio	455,385
International Small Cap Growth Portfolio	292,578
DFA Social Fixed Income Portfolio	565,446
DFA Diversified Fixed Income Portfolio	2,453,095
U.S. High Relative Profitability Portfolio	4,243,703
International High Relative Profitability Portfolio	1,920,851
VA Equity Allocation Portfolio	77,908
DFA MN Municipal Bond Portfolio	39,816
DFA California Municipal Real Return Portfolio	228,955
DFA Global Core Plus Fixed Income Portfolio	3,353,622
Emerging Markets Sustainability Core 1 Portfolio	888,027
Emerging Markets Targeted Value Portfolio	183,675
DFA Global Sustainability Fixed Income Portfolio	967,771
DFA Oregon Municipal Bond Portfolio	60,761
DFA Global Core Plus Real Return Portfolio	334,237
Emerging Markets ex China Core Equity Portfolio	347,032
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.